As filed with the Securities and Exchange Commission on April 25, 2008

Securities Act File No. 033-23512

Investment Company Act File No. 811-05629

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 89	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 89 (Check appropriate box or boxes)	☒

ING INVESTORS TRUST

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr. ING U.S Legal Services 7337 East Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☒	on April 28, 2008 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING INVESTORS TRUST

(“Registrant”)

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

•	Cover Sheet

•	Contents of Registration Statement

•	Explanatory Note

•	Supplement dated April 28, 2008 regarding the Registrant and Directed Services, LLC

•	Supplement dated April 28, 2008 regarding the Registrant and ING Investments, LLC

•	ING Investors Trust’s Adviser Class Prospectus - Book 1 dated April 28, 2008

•	ING Investors Trust’s Adviser Class Prospectus - Book 2 dated April 28, 2008

•	ING Investors Trust’s Institutional Class Prospectus - Book 1 dated April 28, 2008

•	ING Investors Trust’s Institutional Class Prospectus - Book 2 dated April 28, 2008

•	ING Investors Trust’s Service Class Prospectus - Book 1 dated April 28, 2008

•	ING Investors Trust’s Service Class Prospectus - Book 2 dated April 28, 2008

•	ING Investors Trust’s Service 2 Class Prospectus - Book 1 dated April 28, 2008

•	ING Investors Trust’s Service 2 Class Prospectus - Book 2 dated April 28, 2008

•	ING American Funds Portfolios’ Prospectus dated April 28, 2008

•	ING Focus 5 Portfolio’s Adviser Class Prospectus dated April 28, 2008

•	ING Focus 5 Portfolio’s Institutional Class Prospectus dated April 28, 2008

•	ING Focus 5 Portfolio’s Service Class Prospectus dated April 28, 2008

•	ING Franklin Templeton Founding Strategy Portfolio’s Adviser Class Prospectus dated April 28, 2008

•	ING Franklin Templeton Founding Strategy Portfolio’s Institutional Class Prospectus dated April 28, 2008

•	ING Franklin Templeton Founding Strategy Portfolio’s Service Class Prospectus dated April 28, 2008

•	ING Goldman Sachs Commodity Strategy Portfolio’s Adviser Class Prospectus dated April 28, 2008

•	ING Goldman Sachs Commodity Strategy Portfolio’s Institutional Class Prospectus dated April 28, 2008

•	ING Goldman Sachs Commodity Strategy Portfolio’s Service Class Prospectus dated April 28, 2008

•	ING Goldman Sachs Commodity Strategy Portfolio’s Service 2 Class Prospectus dated April 28, 2008

•	ING LifeStyle Portfolios’ Adviser Class Prospectus dated April 28, 2008

•	ING LifeStyle Portfolios’ Institutional Class Prospectus dated April 28, 2008

•	ING LifeStyle Portfolios’ Service Class Prospectus dated April 28, 2008

•	ING LifeStyle Portfolios’ Service 2 Class Prospectus dated April 28, 2008

•	ING Multi-Manager International Small Cap Portfolio’s Adviser Class Prospectus dated April 28, 2008

•	ING Multi-Manager International Small Cap Portfolio’s Institutional Class Prospectus dated April 28, 2008

•	ING Multi-Manager International Small Cap Portfolio’s Service Class Prospectus dated April 28, 2008

•	ING Multi-Manager International Small Cap Portfolio’s Service 2 Class Prospectus dated April 28, 2008

•	ING JPMorgan Emerging Markets Equity Portfolio, ING Limited Maturity Bond Portfolio and ING Liquid Assets Portfolio Service Class Prospectus dated April 28, 2008

•	ING Global Resources Portfolio’s Service Class Prospectus dated April 28, 2008

•	ING JPMorgan Emerging Markets Equity Portfolio’s Institutional Class Prospectus dated April 28, 2008

•	ING Investors Trust’s Adviser Class, Institutional Class, Service Class and Service 2 Class Statement of Additional Information dated April 28, 2008

•	ING American Funds Portfolios’ Statement of Additional Information dated April 28, 2008

•	ING Focus 5 Portfolio’s Adviser Class, Institutional Class and Service Class Statement of Additional Information dated April 28, 2008

•	ING Franklin Templeton Founding Strategy Portfolio’s Adviser Class, Institutional Class and Service Class Statement of Additional Information dated April 28, 2008

•	ING LifeStyle Portfolios’ Adviser Class, Institutional Class, Service Class and Service 2 Class Statement of Additional Information dated April 28, 2008

•	Part C

•	Signature Page

EXPLANATORY NOTE

This Post-Effective Amendment No. 89 to the Registration Statement on Form  N-1A for ING Investors Trust (“Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, for the purpose of updating the disclosure in compliance with annual updating requirements to the Registrant’s Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses; the Adviser Class, Institutional Class, Service Class and Service 2 Class Statement of Additional Information (“SAI”); ING American Funds Portfolios’ Prospectus and SAI; ING Focus 5 Portfolio’s Adviser Class, Institutional Class and Service Class Prospectuses; ING Focus 5 Portfolio’s ING Adviser Class, Institutional Class and Service Class SAI; ING Franklin Templeton Founding Strategy Portfolio’s Adviser Class, Institutional Class and Service Class Prospectuses; ING Franklin Templeton Founding Strategy Portfolio’s Adviser Class, Institutional Class and Service Class SAI; ING LifeStyle Portfolios’ Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses; ING LifeStyle Portfolios’ Adviser Class, Institutional Class, Service Class and Service 2 Class SAI; and to register three new series of the Registrant – ING American Funds Asset Allocation Portfolio, ING Goldman Sachs Commodity Strategy Portfolio and ING Multi-Manager International Small Cap Portfolio.

Supplement dated April 28, 2008
to the current Prospectuses of

ING Investors Trust (excluding ING American Funds Portfolios,

ING Lifestyle Portfolios, ING Disciplined Small Cap Value Portfolio, ING Global Real Estate Portfolio and

ING VP Index Plus International Equity Portfolio)

(“Registrant”)

The Prospectuses for the Registrant are hereby supplemented with the following information relating to “Information Regarding Trading of ING’s U.S. Mutual Funds.”

Information Regarding Trading of ING’s U.S. Mutual Funds

As discussed in earlier supplements, Directed Services, LLC (“DSL”), formerly known as Directed Services, Inc. or “DSI”, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, DSL and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSL has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSL reported that management of U.S. affiliates of ING Groep N.V., including DSL (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

DSL has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. DSL further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSL has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

DSL reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSL advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSL reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. DSL reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters.

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

2

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3

Supplement dated April 28, 2008
to the current Prospectuses of

ING Investors Trust (to only ING American Funds

Portfolios, ING Lifestyle Portfolios, ING Disciplined Small Cap Value

Portfolio, ING Focus 5 Portfolio, ING Franklin Templeton Founding

Strategy Portfolio, ING Global Real Estate Portfolio, ING Goldman

Sachs Commodities Portfolio, ING Multi-Manager International Small

Cap Portfolio and ING VP Index Plus International Equity Portfolio),

(“Registrant”)

The Prospectuses for the Registrant are hereby supplemented with the following information relating to “Information Regarding Trading of ING’s U.S. Mutual Funds.”

Information Regarding Trading of ING’s U.S. Mutual Funds

As discussed in earlier supplements, ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters.

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING

2

continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2008

ADVISER CLASS

BOOK 1

BALANCED FUND

     ING MFS Total Return Portfolio

BOND FUNDS

     ING Limited Maturity Bond Portfolio

     ING PIMCO Core Bond Portfolio

     ING PIMCO High Yield Portfolio

INTERNATIONAL/GLOBAL FUNDS

     ING Global Real Estate Portfolio


     ING Global Resources Portfolio


     ING International Growth Opportunities Portfolio

     ING JPMorgan Emerging Markets Equity Portfolio

     ING Julius Baer Foreign Portfolio

    ING Marsico International Opportunities Portfolio

     ING VP Index Plus International Equity Portfolio

STOCK FUNDS


     ING Disciplined Small Cap Value Portfolio


     ING Evergreen Health Sciences Portfolio

     ING Evergreen Omega Portfolio

     ING Janus Contrarian Portfolio

     ING JPMorgan Small Cap Core Equity Portfolio

     ING JPMorgan Value Opportunities Portfolio

     ING Legg Mason Value Portfolio

     ING Marsico Growth Portfolio

     ING MFS Utilities Portfolio

     ING Oppenheimer Main Street Portfolio (Reg. TM)

     ING Pioneer Equity Income Portfolio

     ING Pioneer Fund Portfolio

     ING Pioneer Mid Cap Value Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN

[GRAPHIC APPEARS HERE]

ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER

CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU SHOULD READ IT

CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT

YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE

FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER

GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO

GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT

OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC")

HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER

THE INFORMATION IN THE PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE

SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY

AND RETAINED FOR FUTURE REFERENCE.


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

                                                        PAGE

INTRODUCTION

   ING Investors Trust ..........................         3

   Advisers .....................................         3

   Portfolios and Sub-Advisers ..................         3

   Classes of Shares ............................         3

   Investing Through Your Variable

     Contract or Qualified Plan .................         3

   Why Reading this Prospectus is

     Important ..................................         3

DESCRIPTION OF THE PORTFOLIOS

   ING Disciplined Small Cap Value

     Portfolio ..................................         4

   ING Evergreen Health Sciences

   ING International Growth Opportunities

     Portfolio ..................................        20

   ING Janus Contrarian Portfolio ...............        23

   ING JPMorgan Emerging Markets

     Equity Portfolio ...........................        27

   ING JPMorgan Small Cap Core Equity

     Portfolio ..................................        31

   ING JPMorgan Value Opportunities

   ING Marsico International

   ING Oppenheimer Main Street

                                                        PAGE

   ING Pioneer Mid Cap Value Portfolio ..........        81

   ING VP Index Plus International Equity

MORE INFORMATION

   Percentage and Rating Limitations ............       100

   A Word about Portfolio Diversity .............       100

   Fundamental Investment Policies ..............       100

   Non-Fundamental Investment Policies ..........       100

   Additional Information about the

   Shareholder Services and Distribution

     Plan .......................................       101

   How ING Compensates Entities

     Offering Its Portfolios as Investment

     Options in Their Investment

     Products ...................................       101

   Interests of the Holders of Variable

MANAGEMENT OF THE PORTFOLIOS

PERFORMANCE OF SIMILARLY MANAGED

   MUTUAL FUNDS .................................       109

FINANCIAL HIGHLIGHTS ............................       111

TO OBTAIN MORE INFORMATION ...................... Backcover


                                        1

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                                  INTRODUCTION

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ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The

Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISERS


Directed Services LLC ("DSL") serves as the investment adviser to each of the

Portfolios, except ING Disciplined Small Cap Value, ING EquitiesPlus, ING

Global Real Estate and ING VP Index Plus International Equity Portfolios; and

ING Investments, LLC ("ING Investments") serves as the investment adviser to

ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate and

ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL and ING Investments are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance,

and asset management services to both individual and institutional investors.


On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

PORTFOLIOS AND SUB-ADVISERS


ING Disciplined Small Cap Value Portfolio - ING Investment Management Co.


ING Evergreen Health Sciences Portfolio - Evergreen Investment Management

Company, LLC

ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC

ING Global Real Estate Portfolio - ING Clarion Real Estate Securities L.P.


ING Global Resources Portfolio - ING Investment Management Co.


ING International Growth Opportunities Portfolio - ING Investment Management Co.

ING Janus Contrarian Portfolio - Janus Capital Management LLC

ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment

Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio - J.P. Morgan Investment

Management Inc.

ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment Management

Inc.

ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Value Portfolio - Legg Mason Capital Management, Inc.

ING Limited Maturity Bond Portfolio - ING Investment Management Co.

ING Marsico Growth Portfolio - Marsico Capital Management, LLC

ING Marsico International Opportunities Portfolio - Marsico Capital Management,

LLC

ING MFS Total Return Portfolio - Massachusetts Financial Services Company

ING MFS Utilities Portfolio - Massachusetts Financial Services Company

ING Oppenheimer Main Street Portfolio(Reg. TM) - OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC

ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC

ING Pioneer Equity Income Portfolio - Pioneer Investment Management, Inc.

ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

ING VP Index Plus International Equity Portfolio - ING Investment Management

Advisors, B.V.

CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"),

Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class

shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services.

All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered in this Prospectus. ADV Class shares are not subject to any sales loads.

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Adviser Class shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies

("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolios. Class I shares, which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                                        3

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                         DESCRIPTION OF THE PORTFOLIOS

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ING DISCIPLINED SMALL CAP VALUE PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

To outperform the total return performance of the Russell 2000(Reg. TM) Value

Index by investing in common stocks of small companies whose stock prices are believed to be undervalued. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Russell 2000(Reg. TM) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Russell 2000(Reg. TM) Value Index is a stock market index comprised of common stocks with lower price-to-book ratios and lower forecasted growth values as defined by Russell Investment Group. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell

2000(Reg. TM) Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the market capitalization ranges of the companies in the Russell 2000(Reg. TM) Value Index changes. As of December 31, 2007, the smallest company in the Russell 2000(Reg.

TM) Value Index had a market capitalization of $27 million and the largest company had a market capitalization of $6 billion.

In managing the Portfolio, the Sub-Adviser seeks to achieve the Portfolio's investment objective by overweighting those stocks in the Russell 2000(Reg. TM)

Value Index that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Russell 2000(Reg.

TM) Value Index that the Sub-Adviser believes will underperform the Russell

2000(Reg. TM) Value Index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000(Reg. TM) Value Index are generally invested in proportion to their representation in the Russell 2000(Reg. TM)

Value Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the

Russell 2000(Reg. TM) Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000(Reg. TM) Value Index in both rising and falling markets.


The Portfolio may invest in derivative instruments. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company

Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Derivatives Risk

                             Equity Securities Risk

                       Inability to Sell Securities Risk

                              Index Strategy Risk

                             Investment Models Risk


                                  Manager Risk


                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

                                        4

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                   DESCRIPTION OF THE PORTFOLIOS (continued)

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Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because ADV Class shares did not commence operations as of December 31, 2007,

the bar chart below provides some indication of the risks of investing in the

Portfolio by showing the Portfolio's Class I shares' performance for the first full calendar year of operations. Class I shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                          YEAR-BY-YEAR TOTAL RETURN(1)

                       (FOR THE PERIOD ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]



1998    1999    2000    2001    2002    2003    2004    2005    2006    2007

                                                                        -14.61




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2007:      2.72%

  Worst:  3rd Quarter   2007:    (12.55)%


                                        5


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Russell 2000(Reg. TM) Value Index.

The Russell 2000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the index.



                             AVERAGE ANNUAL TOTAL RETURNS(1)

                        (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                            1 YEAR        5 YEARS        1 YEAR

                                                     (OR LIFE OF CLASS)

CLASS I RETURN (ADJUSTED) ..............  (14.61)%      (4.08)%(1)        N/A

Russell 2000(Reg. TM) Value Index ......  (9.78)%      (1.27)%(2)        N/A


(1)   Class I shares commenced operations on April 28, 2006.

(2)   The index return is for the period beginning May 1, 2006.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

------------------   ---------------------------------------------------------------------------------------


Omar Aguilar, Ph.D   Dr. Aguilar, portfolio manager, has managed the Portfolio since April 2006 and has co-managed the Portfolio since April 2007. Dr. Aguilar has been with ING IM since

                     July 2004 and is head of quantitative equity research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management from

                     July 1999 through January 2002.

Vincent Costa        Vincent Costa, portfolio manager, has co-managed the Portfolio since April 2007.

                     Mr. Costa joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from

                     Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative

                     Investment strategies.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                        6


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING EVERGREEN HEALTH SCIENCES PORTFOLIO


SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a non-diversified portfolio that will normally invest at least

80% of its net assets (plus borrowings for investment purposes) in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from products and services in health care. These companies include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio may invest in securities of relatively well-known and large companies, as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management,

growing products, leading technology, franchise niche, strong balance sheet and/or other factors, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the

Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers.

There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may also engage in short sales of index unit investment trusts such as the PowerShares QQQTM. Such practices are used to seek to protect the

Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              Diversification Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Healthcare Sector Risk

                       Inability to Sell Securities Risk

                             Investment Style Risk


                                  Manager Risk


                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk


                             Price Volatility Risk


                                        7


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Securities Lending Risk

                                Short Sales Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the

Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2005-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005       2006       2007

                                                 10.03      13.50      8.13


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   1st Quarter   2006:     6.17%

  Worst:  1st Quarter   2005:    (4.59)%


                                       8


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to those of two broad measures of market performance - the Standard

& Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index and the

Standard & Poor's 1500 Supercomposite Healthcare Sector ("S&P 1500

Supercomposite Healthcare") Index. The S&P 500(Reg. TM) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthare Index is

an unmanaged index tracking the performance of health care stocks within the S&P

500(Reg. TM) Index, Standard & Poor's MidCap 400 IndexTM and Standard & Poor's

SmallCap 600 Index. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                             AVERAGE ANNUAL TOTAL RETURNS(1)

                        (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                            5 YEARS

                                               1 YEAR  (OR LIFE OF CLASS)  10 YEARS


ADV CLASS RETURN ............................  8.13%       8.08%(1)            N/A

S&P 500(Reg. TM) Index ......................  5.49%       5.49%(2)            N/A

S&P 1500 Supercomposite Healthcare Index ....  7.99%       7.99%(2)            N/A

CLASS S RETURN (ADJUSTED) ...................  8.18%       8.49%(1)            N/A

S&P 500(Reg. TM) Index ......................  5.49%      10.03%(2)            N/A

S&P 1500 Supercomposite Healthcare Index ....  7.99%       6.16%(2)            N/A




(1)   ADV Class shares commenced operations on December 29, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   The index returns for the ADV Class shares are for the period beginning

      January 1, 2007. The index returns for the Class S shares are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $274.7 billion in assets for the Evergreen funds as of December 31, 2007. The principal address of EIMC is

200 Berkeley Street, Boston, Massachusetts 02116-5034.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME            POSITION AND RECENT BUSINESS EXPERIENCE

--------------  -------------------------------------------------------------------------------------


Robert Junkin   Mr. Junkin, portfolio manager, has managed the portfolio since March 2007. Mr. Junkin served as a portfolio manager for John Hancock Financial Services from 2003 to

                March 2007. Previously, he served as an investment analyst and co-manager for Pioneer

                Investments from 1997 through 2002.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                        9


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO

SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily, and under normal conditions substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. The Portfolio's Sub-Adviser employs a growth style of equity management that emphasizes companies with cash flow growth, sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that the Sub-Adviser believes can create long-term value for shareholders. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                             Investment Style Risk


                                  Manager Risk


                           Market Capitalization Risk


                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk


                             Price Volatility Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the

Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

                                       10


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2005-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005      2006      2007

                                                 3.63      5.20      11.09


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2007:    10.57%

  Worst:  2nd Quarter   2006:    (8.85)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

1000(Reg. TM) Growth Index. The Russell 1000(Reg. TM) Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. Class S shares'

performance has been adjusted to reflect the higher expenses of the ADV Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)

                      (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                             1 YEAR          5 YEARS         10 YEARS

                                             ------          -------         --------

                                                        (OR LIFE OF CLASS)


ADV CLASS RETURN ......................  11.09%         11.02%(1)             N/A

Russell 1000(Reg. TM) Growth Index ....  11.81%         11.81%(2)             N/A

CLASS S RETURN (ADJUSTED) .............  11.27%          6.99%(1)             N/A

Russell 1000(Reg. TM) Growth Index ....  11.81%          8.96%(2)             N/A




(1)   ADV Class shares commenced operations on December 29, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   The index return for the ADV Class shares is for the period beginning

      January 1, 2007. The index return for the Class S shares is for the period beginning May 1, 2004.

                                       11


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $274.7 billion in assets for the Evergreen funds as of December 31, 2007. The principal address of EIMC is

200 Berkeley Street, Boston, Massachusetts 02116-5034.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                      POSITION AND RECENT BUSINESS EXPERIENCE

_________________________ ________________________________________________________________________________________


Aziz Hamzaogullari, CFA   Mr. Hamzaogullari is a Managing Director and Director of Research with the

                          Fundamental Equity Team at EIMC. He has been with EIMC since 2001 and previously served as a Senior Equity Analyst for Manning & Napier Advisers, Inc. Mr. Hamzaogullari

                          has managed the Portfolio since June 2006.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       12


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING GLOBAL REAL ESTATE PORTFOLIO

SUB-ADVISER

ING Clarion Real Estate Securities L.P. ("ING CRES")

INVESTMENT OBJECTIVE


High total return consisting of capital appreciation and current income. The

Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the

Portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter,

the Portfolio expects these investments to be in common stocks of large-, mid-

and small-sized companies, including real estate investment trusts ("REITs").

The Portfolio may invest in companies located in countries with emerging securities markets.

The Sub-Adviser uses a multi-step investment process for constructing the

Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.


o  First, the Sub-Adviser selects sectors and geographic regions in which to invest and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

o  Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and

   (iii) management and strategy.


The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder. The Portfolio may also invest in convertible securities, initial public offerings and Rule 144A securities.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earning of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                          Convertible Securities Risk


                              Diversification Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                          Industry Concentration Risk

                           Market Capitalization Risk

                               Market Trends Risk


                        Mid-Capitalization Company Risk


                                       13


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                        Other Investment Companies Risk


                             Price Volatility Risk

                       Real Estate Investment Trusts Risk


                    Restricted and Illiquid Securities Risk


                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing the Portfolio's ADV Class shares' performance for the first full calendar year of operations.


                          YEAR-BY-YEAR TOTAL RETURN(1)

                       (FOR THE PERIOD ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]



1998   1999   2000   2001   2002   2003   2004   2005   2006   2007

                                                               -7.63




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   1st Quarter   2007:      5.62%

  Worst:  4th Quarter   2007:    (10.74)%


                                       14


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' performance to that of a broad measure of market performance - the Standard & Poor's/Citigroup World

Property ("S&P/Citigroup World Property") Index. The S&P/Citigroup World

Property Index is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than

$100 million and derive more than half of their revenue from property-related activities. It includes the reinvestment of dividends net of witholding taxes,

but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the index.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                               1 YEAR           5 YEARS         10 YEARS

                                                           (OR LIFE OF CLASS)


ADV CLASS RETURN .......................  (7.63)%          8.34%(1)              N/A

S&P/Citigroup World Property Index .....  (7.23)%          8.93%(2)              N/A




(1)   ADV Class shares commenced operations on April 28, 2006.

(2)   The index return is for the period beginning May 1, 2006.

MORE ON THE SUB-ADVISER


ING CRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in

1969, ING CRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. ING CRES is an indirect, wholly-owned subsidiary of ING

Groep and is an affiliate of the Adviser. The principal address of ING CRES is

201 King of Prussia Road, Suite 600, Radnor, PA 19087. ING CRES is in the

business of providing investment advice to institutional and individual client accounts that, as of December 31, 2007, were valued at approximately $18 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                      POSITION AND RECENT BUSINESS EXPERIENCE

_________________________ _______________________________________________________________________________________


T. Ritson Ferguson, CFA   Mr. Ferguson, Chief Investment Officer ("CIO"), has 22 years of real estate investment experience and has managed the Portfolio since January 2006. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Steven D. Burton, CFA     Mr. Burton, Managing Director, is a portfolio manager and is a member of ING CRES'

                          Investment Committee. Mr. Burton is also responsible for evaluating the investment potential of public real estate companies outside of the US. Mr. Burton joined ING

                          CRES in 1995 and has managed the Portfolio since January 2006.

Joseph P. Smith, CFA      Joseph P. Smith, Managing Director, is a portfolio manager and member of the

                          Investment Policy Committee. Mr. Smith has managed the Fund since February 2007.

                          Mr. Smith is responsible for evaluating the investment potential of public real estate companies within the United States. Mr. Smith joined ING CRES in 1997 and has 14 years of real estate investment management experience.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       15


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. The Portfolio will provide shareholders with at least

60 days' prior notice of any change in this investment policy. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least

50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing,

fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil

and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal

and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious

Metals; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real

Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer

Materials; Electric Utilities; and Independent Power Producers and Energy

Traders.


The Portfolio is permitted to invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. The investment strategy is based on the Sub-Adviser's belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types of commodities. The Portfolio also may invest in: securities issued by companies that are not in natural resources industries;

investment-grade corporate debt; repurchase agreements; and derivatives. The

Portfolio is permitted to invest directly in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts

(including Canadian Royalty Trusts); preferred stock; partnerships, including master limited partnerships ("MLPs"); restricted securities; American

Depositary Receipts ("ADRs"); and Global Depositary Receipts ("GDRs").

The Portfolio normally invests in companies with a large market capitalization,

but may also invest in mid- and small-sized companies. The Portfolio may also invest in other investment companies to the extent permitted under the

Investment Company Act of 1940, as amended and the rules and regulations thereunder.

The Portfolio is permitted to invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index.

The Portfolio is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of Portfolio securities to achieve its investment objective.

                                       16


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Commodities Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                              Diversification Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                          Industry Concentration Risk


                                  Manager Risk


                            Market and Company Risk

                        Mid-Capitalization Company Risk

                             Natural Resources Risk

                              OTC Investment Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                    Restricted and Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       17


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998     1999       2000        2001       2002      2003       2004      2005       2006       2007

-29.83  22.93       -5.06      -12.43     0.44      51.69      6.08      37.24      21.00      32.81




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   3rd Quarter   2005:     23.52%

  Worst:  3rd Quarter   1998:    (19.09)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to those of two broad measures of market performance - the Standard

& Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index and the

Standard & Poor's GSSITM Natural Resources ("S&P GSSITM Natural Resources")

Index. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the

United States. The S&P GSSITM Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.


                                       18


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------





                         AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                      (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                             1 YEAR          5 YEARS         10 YEARS

                                                        (OR LIFE OF CLASS)


ADV CLASS RETURN ......................  32.81%         30.88%(1)             N/A

S&P 500(Reg. TM) Index ................   5.49%          5.49%(3)             N/A

S&P GSSITM Natural Resources Index ....  34.22%         34.22%(3)             N/A

CLASS S RETURN (ADJUSTED) .............  32.83%         28.82%              9.84%

S&P 500(Reg. TM) Index ................   5.49%         12.83%              5.91%

S&P GSSITM Natural Resources Index ....  34.22%         29.13%             12.80%




(1)   ADV Class shares commenced operations on December 18, 2006. Class S shares are not offered in this Prospectus. If they had been offered, ADV

      Class shares would have had substantially similar annual returns as the

      Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      ADV Class shares have different expenses.

(2)   On April 30, 2007, the Portfolio changed its principal investment strategies. ING IM has managed the Portfolio since January 3, 2006.

      Baring International Investment Limited managed the Portfolio from March

      1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index returns for ADV Class shares are for the period beginning

      January 1, 2007.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ _______________________________________________________________________________________


David Powers    David Powers, CFA, joined ING IM in June 2007 as a Senior Sector Analyst on the fundamental research team, covering the telecommunication services, utilities and materials sectors. Mr. Powers has co-managed the Portfolio since December 2007.

                Prior to joining ING IM, Mr. Powers held several senior investment positions including portfolio manager with Federated Investors since June 2001. Prior to that, he was associate director of research for global equities. Mr. Powers began his investment career at the State Teachers Retirement System of Ohio and held numerous positions including co-portfolio manager.

James A. Vail   James A. Vail, Senior Vice President and portfolio manager, has managed the Portfolio since January 2006 and co-managed the Portfolio since December 2007. Mr. Vail has been with ING IM since July 2000. Mr. Vail has over 32 years of investment experience.

                Prior to joining ING IM in 2000, Mr. Vail was a Vice President at Lexington Management

                Corporation, which he joined in 1991.





The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       19


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO


SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the United States. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Portfolio generally invests in common and preferred stocks,

warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The

Portfolio may invest up to 35% of its assets in securities of U.S. issuers,

including investment-grade government and corporate debt securities. The

Portfolio may invest in derivative instruments, including futures. The

Portfolio may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of

1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer relatively attractive growth prospects relative to their peers in the same industry, sector or region. The valuation characteristics of stocks expected to exhibit growth are also assessed to determine whether the expected growth allows for capital appreciation.

Customized sector, country and universe screens are employed to help rank stocks in terms of their relative attractiveness based on a blend of growth and valuation factors. The relative riskiness of individual securities is also assessed prior to a decision to purchase a security.


The Portfolio may employ currency hedging strategies to seek to protect the portfolio from adverse effects on the U.S. dollar.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                                       20


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                           Market Capitalization Risk

                               Market Trends Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                              Sovereign Debt Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2002-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001    2002       2003       2004       2005       2006       2007

                             -16.44     28.70      16.30      10.13      21.12      17.74




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     16.06%

  Worst:  3rd Quarter   2002:    (21.10)%


                                       21


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Morgan

Stanley Capital International Europe, Australasia and Far East GrowthSM ("MSCI

EAFE GrowthSM") Index. The MSCI EAFE GrowthSM Index is an unmanaged index that measures the performance in 20 countries within Europe, Australasia and the Far

East with a greater-than-average growth orientation. The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees,

brokerage commissions or other expenses of investing. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.






                         AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                   1 YEAR          5 YEARS             10 YEARS

                                             (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN ............. 17.74%        17.64%(1)          N/A

MSCI EAFE GrowthSM Index ..... 16.45%        16.45%(3)          N/A

CLASS S RETURN (ADJUSTED) .... 18.08%        18.70%               11.94%(1)

MSCI EAFE GrowthSM Index ..... 16.45%        19.85%               12.95%(3)




(1)   ADV Class shares commenced operations on December 29, 2006. Class S shares commenced operations on December 17, 2001. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   On April 30, 2007, the Portfolio changed its name from ING International

      Portfolio to ING International Growth Opportunities Portfolio.

(3)   The index return for ADV Class shares is for the period beginning January

      1, 2007. The index return for Class S shares is for the period beginning

      January 1, 2002.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ ______________________________________________________________________________________


Uri Landesman   Uri Landesman, Senior Vice President and Head of International Equities for ING

                IM, has served as portfolio manager since May 2006. Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research. During his tenure at Federated (which began in 2003), he managed three international large-cap growth funds as well as two global core funds. Prior to working at Federated he had served as an investment professional with Arlington

                Capital Management since 2001. Mr. Landesman began his career at Sanford C. Bernstein

                & Co.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       22


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO

SUB-ADVISER

Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up" approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

The Sub-Adviser makes this assessment by looking at companies one at a time,

regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the

Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is classified as non-diversified. Although the Portfolio may satisfy the requirements for a diversified Portfolio, its non-diversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets),

high-yield bonds (up to 20%) of any quality, index/structured securities,

options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return,

securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                                  Credit Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                              Diversification Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                                       23


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                 Maturity Risk

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                    Restricted and Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                            Special Situations Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2001-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001        2002       2003       2004       2005       2006       2007

                      -5.35      -26.20     49.88      16.74      15.20      22.63      20.80




                                       24


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     27.31%

  Worst:  3rd Quarter   2002:    (20.39)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of two broad measures of market performance - the Morgan

Stanley Capital International All Country World Index ("MSCI AC World Index")

and the Standard & Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg.

TM)") Index. The MSCI AC World Index is an unmanaged, free float-adjusted,

market capitalization weighted index composed of stocks of companies located in countries throughout the world. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                          AVERAGE ANNUAL TOTAL RETURNS(1)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                   1 YEAR          5 YEARS             10 YEARS

                                             (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN ............. 20.80%        20.68%(1)          N/A

MSCI AC World Index .......... 11.66%        11.66%(2)          N/A

S&P 500(Reg. TM) Index .......  5.49%         5.49%(2)          N/A

CLASS S RETURN (ADJUSTED) .... 20.46%        24.37%               8.88%(1)

MSCI AC World Index .......... 11.66%        18.24%               5.82%(3)

S&P 500(Reg. TM) Index .......  5.49%        12.83%               2.03%(2)




(1)   ADV Class shares commenced operations on December 29, 2006. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2)   The index returns for ADV Class shares are for the period beginning

      January 1, 2007. The index returns for Class S are for the period beginning October 1, 2000.

(3)   Prior to December 31, 2001, the index did not include the deduction of withholding taxes. The gross index return is for the period beginning

      October 1, 2000.


MORE ON THE SUB-ADVISER

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969 and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.


Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 95% of Janus Capital, with the remaining 5% held by Janus

Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. As of December

31, 2007, JCG assets under management were approximately $206.7 billion.


                                       25


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individual is responsible for the day-to-day management of the

Portfolio:





NAME                   POSITION AND RECENT BUSINESS EXPERIENCE

______________________ ________________________________________________________________________________________


David C. Decker, CFA   Mr. Decker, has been the Portfolio Manager of the Portfolio since October 2000. Mr.

                       Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst and has acted as Portfolio Manager of other Janus-advised mutual funds since 1996. Mr. Decker holds the Chartered Financial Analyst designation.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       26


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the

United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks,

convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The

Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.


Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets ("MSCI

Emerging Markets") IndexSM. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.


The Portfolio may invest in high-yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S.

government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.


Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The

Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors

(strategic classifications).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

                                       27


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk


                                  Credit Risk


                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk


                               Interest Rate Risk


                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."

                                       28


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999        2000       2001        2002       2003       2004       2005       2006       2007

       61.13       -34.03      -5.58      -11.02     46.11      17.34      34.36      35.34      38.02




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1999:     31.40%

  Worst:  3rd Quarter   2001:    (22.87)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Morgan

Stanley Capital International Emerging Markets IndexSM ("MSCI Emerging Markets

IndexSM"). The MSCI Emerging Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares. It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                       1 YEAR          5 YEARS             10 YEARS

                                                 (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN ................. 38.02%        35.19%(1)          N/A

MSCI Emerging Markets IndexSM .... 39.39%        32.88%(3)          N/A

CLASS S RETURN (ADJUSTED) ........ 38.06%        33.88%               11.09%(1)

MSCI Emerging Markets IndexSM .... 39.39%        37.02%               14.59%(3)




(1)   ADV Class shares commenced operations on March 23, 2006. Class S shares commenced operations on February 18, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   J.P. Morgan Investment Management Inc. has managed the Portfolio since

      April 29, 2005. ING Investment Management Advisors B.V. managed the

      Portfolio from March 1, 2004 through April 28, 2005. Baring International

      Investment Limited managed the Portfolio from March 1, 1999 through

      February 29, 2003. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index return for ADV Class shares is for the period beginning April

      1, 2006. The index return for Class S shares is for the period beginning

      March 1, 1998.

                                       29


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York

10167. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                POSITION AND RECENT BUSINESS EXPERIENCE

___________________ _________________________________________________________________________________________


Austin Forey        Primary portfolio manager and Managing Director of the Portfolio since April 2005,

                    Austin Forey has been at JPMorgan (or one of its predecessors) since 1988 and is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994.

                    Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary    Portfolio manager of the Portfolio since September 2005, and an employee at JPMorgan since 1999 and is a Global Emerging Markets Portfolio Manager. Prior to joining the

                    Global Team, Mr. el Ansary was an investment manager responsible for Eastern and

                    Emerging European equities and is a Middle Eastern country specialist within the

                    Emerging Markets Equity Team.

Greg Mattiko, CFA   Portfolio manager of the Portfolio since September 2005, Mr. Mattiko, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years,

                    where he was responsible for European Long/Short, European Technology, Global,

                    and U.S. equity funds.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       30


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital growth over the long term. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The

Sub-Adviser defines small-capitalization companies as companies with market capitalization equal to those within a universe of Russell 2000(Reg. TM) Index stocks. Market capitalization is the total market value of a company's shares.


The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research.

The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000(Reg. TM) Index only within limits established by the investment team.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The

Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts

("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk


                             Investment Madels Risk

                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                                       31


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2003-2004) and

ADV Class shares' (2005-2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001   2002   2003       2004       2005      2006       2007

                                   33.76      25.48      3.37      16.24      -2.09




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:    15.10%

  Worst:  4th Quarter   2007:    (6.70)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

2000(Reg. TM) Index. The Russell 2000(Reg. TM) Index represents the 2,000 smallest companies in the Russell 3000(Reg. TM) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.


                                       32


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------





                           AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                      1 YEAR           5 YEARS             10 YEARS

                                                 (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN ............... (2.09)%         11.82%(1)          N/A

Russell 2000(Reg. TM) Index .... (1.57)%         11.44%(3)          N/A

CLASS S RETURN (ADJUSTED) ...... (2.02)%         14.57%               8.16%(1)

Russell 2000(Reg. TM) Index .... (1.57)%         16.25%               8.75%(3)




(1)   ADV Class shares commenced operations on August 12, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   J.P. Morgan Investment Management Inc. has managed the Portfolio since

      May 1, 2002. On November 6, 2006, the Portfolio changed its name from ING

      JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity

      Portfolio.

(3)   The index return for ADV Class shares is for the period beginning August

      1, 2004. The index return for Class S shares is for the period beginning

      May 1, 2002.

MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York

10167. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

__________________________ _______________________________________________________________________________________


Christopher T. Blum, CFA   Mr. Blum, Managing Director, is the CIO of the U.S. Behavioral Financial Group. An

                           employee since 2001, Mr. Blum is responsible for the Intrepid and Behavioral Small

                           Cap Strategies. Mr. Blum rejoined the firm in 2001 where he acted as a portfolio manager and headed the U.S. Behavioral Finance Small Cap Equity Group. Before

                           rejoining the firm in 2001, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, he spent over three years in the U.S. Structured Equity Group at J.P.Morgan where he focused on structured small-cap core and small-cap value accounts. Mr.

                           Blum has been co-managing the Portfolio since August 2004.

Dennis S. Ruhl, CFA        Mr. Ruhl, Vice President, is the head of the U.S. Behavioral Finance Small Cap Equity

                           Group. A member of the team since 2001, Mr Ruhl also acts as a portfolio manager and leads the group's quantitative research effort. An employee since 1999, Mr. Ruhl previously worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl is the former New York and National Chair of the

                           Board of Minds Matter, a non-profit mentoring organization. He is also a board member of the MIT Club of New York and Regional Vice Chair of the MIT Educational Council.

                           Mr. Ruhl is a CFA charterholder. Mr. Ruhl has been c-managing the Portfolios since

                           August 2004.

Glenn Gawronski, CFA       Mr. Gawronski, Vice President, is a portfolio manager in the U.S Small Cap Equity

                           Group and has 10 years of investment experience. He has been employed by JPMorgan and its affiliates since 1999. Mr. Gawronski is a holder of the CFA designation and has been co-managing the Portfolio since July 2005.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       33


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-

and large-capitalization companies at the time of purchase. The Sub-Adviser considers issuers with market capitalizations between $2 billion and $5 billion to be mid-capitalization companies and those with market capitalizations above

$5 billion to be large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.


Equity securities in which the Portfolio may invest include common stocks,

preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.


Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts,

options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Style Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                             Price Volatility Risk

                            Securities Lending Risk

                             Value Investing Risk

                                       34


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2006) and ADV

Class shares' (2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        19.65      -1.62


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2006:     8.19%

  Worst:  4th Quarter   2007:    (7.33)%


                                       35


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

1000(Reg. TM) Value Index. The Russell 1000(Reg. TM) Value Index is an

unmanaged index that measures the performance of those Russell 1000(Reg. TM)

companies with lower price-to-book ratios and lower forecasted growth values.

Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares. The index does not reflect fees, brokerage commissions,

taxes or other expenses of investing. It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)

                      (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                             1 YEAR           5 YEARS         10 YEARS

                                                         (OR LIFE OF CLASS)


ADVCLASS RETURN ......................  (1.62)%           9.25%(1)             N/A

Russell 1000(Reg. TM) Value Index ....  (0.17)%           9.38%(2)             N/A

CLASS S RETURN (ADJUSTED) ............  (1.51)%           9.10%(1)             N/A

Russell 1000(Reg. TM) Value Index ....  (0.17)%          11.26%(2)             N/A




(1)   ADV Class shares commenced operations on May 30, 2006. Class S shares commenced operations on April 29, 2005. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   The index return for ADV Class is for the period beginning June 1, 2006.

      The index return for Class S shares is for the period beginning May 1,

      2005.

MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York

10167. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                         POSITION AND RECENT BUSINESS EXPERIENCE

____________________________ _____________________________________________________________________________________


Bradford L. Frishberg, CFA   Mr. Frishberg, Managing Director, founded and leads JPMorgan's large-cap Active

                             Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in JPMorgan's London office, then moved to JPMorgan's Tokyo office before returning to New York in 2000. Prior to that, Mr. Frishberg managed

                             Portfolios for Aetna Investment Management in Hong Kong. Mr. Frishberg is a CFA

                             charterholder and has been managing the Portfolio since April 2005.

Alan H. Gutmann              Mr. Gutmann, Vice President, has worked for JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at

                             First Manhattan Co. in 2001, and Oppenheimer Capital from 1991-2000. Mr. Gutmann has been managing the Portfolio since April 2005.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       36


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO

SUB-ADVISER

Julius Baer Investment Management LLC ("JBIM")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities. The Portfolio will provide shareholders with at least 60 days'

prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global

Depositary Receipts ("GDRs"), convertible securities, rights, warrants, and other investment companies, including exchange-traded funds.

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the Western

Europe, Canada, Australia and New Zealand), the stock selection process is primarily bottom-up. The Sub-Adviser concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The

Sub-Adviser determines the Portfolio's exposure to Japan using a combination of bottom-up and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the United States. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 35% of its total assets in such securities.


The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in

"growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry,

companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The

Portfolio normally has a bias towards larger companies, but may also invest in smaller companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high-risk and high-yield, non-investment grade instruments commonly known as "junk bonds". The Portfolio may use futures, swaps and warrants, which are types of derivatives for hedging purposes and to maintain liquidity or to increase total return.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

                                       37


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the

Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk


                                  Credit Risk


                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk


                               Interest Rate Risk


                                 Liquidity Risk

                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                             Price Volatility Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


                                       38


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2003-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003     2004     2005     2006     2007

                                   30.62    17.61    14.96    28.75    16.04


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:    19.82%

  Worst:  1st Quarter   2003:    (9.75)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Morgan

Stanley Capital International All Country World ex- U.S. Index SM("MSCI All

Country World ex-U.S. IndexSM"). The MSCI All Country World ex-U.S. IndexSM is

a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. Class S shares' performance has been adjusted to reflect the higher expenses of ADV

Class shares. It is not possible to invest directly in the index.






                               AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                            (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                1 YEAR          5 YEARS             10 YEARS

                                                          (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN .......................... 16.04%        15.19%(1)          N/A

MSCI All Country World ex-U.S. IndexSM .... 16.65%        16.06%(3)          N/A

CLASS S RETURN (ADJUSTED) ................. 16.07%        21.41%               14.78%(1)

MSCI All Country World ex-U.S. IndexSM .... 16.65%        24.02%               17.06%(3)




(1)   ADV Class shares commenced operations on April 28, 2006. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2)   JBIM has managed the Portfolio since September 2, 2003. Prior to

      September 2, 2003, the Portfolio was managed by J.P. Morgan Investment

      Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment Management, Inc.


(3)   The index return for ADV Class shares is for the period beginning May 1,

      2006. The index return for Class S is for the period beginning May 1,

      2002.

                                       39


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio.

JBIM is a Delaware limited liability company which is a wholly-owned subsidiary of Julius Baer Americas Inc., which in turn is a wholly-owned subsidiary of

Julius Baer Holding Ltd., a Swiss corporation. JBIM specializes in the management of international and global equities and fixed-income securities. As of December 31, 2007, JBIM managed over $75 billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

__________________________ ______________________________________________________________________________________


Rudolph-Riad Younes, CFA   Managing Director and Head of International Equity; has been with the Julius Baer organization since September 1993. He has been managing the Portfolio since September

                           2003.

Richard Pell               Chief Investment Officer and Chief Executive Officer; has been with the Julius Baer organization since January 1995. He has been managing the Portfolio since September

                           2003.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       40


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO

SUB-ADVISER

Legg Mason Capital Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital,

private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products,

competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information,

economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth."

Thus, the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances,

such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to

25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade,

commonly known as "junk bonds."


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default of the poor earnings of the issuer.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                              Diversification Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                                       41


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Models Risk


                                  Manager Risk


                            Market and Company Risk

                               Market Trends Risk

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                              OTC Investment Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2001-2005) and

ADV Class shares' (2006-2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001      2002     2003     2004     2005    2006    2007

                      -9.82    -19.69   22.11    13.48    5.62    6.12    -6.30


                                       42


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2004:     15.09%

  Worst:  3rd Quarter   2002:    (15.34)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class and Class S shares'

performance to that of a broad measure of market performance - the Standard &

Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P

500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

Class S shares' performance has been adjusted to reflect the higher expenses of

ADV Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                          AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                      (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR           5 YEARS             10 YEARS

                                               (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN ............. (6.30)%          3.73%(1)          N/A

S&P 500(Reg. TM) Index .......  5.49%          10.31%(3)          N/A

CLASS S RETURN (ADJUSTED) .... (6.33)%          7.79%               0.68%(1)

S&P 500(Reg. TM) Index .......  5.49%          12.83%               2.03%(3)




(1)   ADV Class shares commenced operations on April 11, 2005. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2)   Legg Mason Capital Management, Inc. has managed the Portfolio since May

      3, 2004. Janus Capital Management LLC managed the Portfolio from

      September 9, 2002 through May 2, 2004. Performance prior to September 9,

      2002 is attributable to a different sub-adviser.


(3)   The index return for ADV Class shares is for the period beginning April

      1, 2005. The index return for Class S shares is for the period beginning

      October 1, 2000.

MORE ON THE SUB-ADVISER

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004.

Founded in 1982, Legg Mason is a wholly-owned subsidiary of Legg Mason, Inc.

and is a specialist in the management of U.S. large-cap equities.


The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As

of December 31, 2007, Legg Mason managed $59.6 billion in assets.





NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ __________________________________________________________________________________________


Bill Miller      Legg Mason's investment team is led by Bill Miller, its Chief Investment Officer ("CIO").

                 Mr. Miller is the creator of Legg Mason's investment process and the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has been employed by Legg Mason since 1982.

Mary Chris Gay   Ms. Gay, Senior Vice President and portfolio manager for the Portfolio, implements the investment decisions made and strategies employed by Mr. Miller in the model portfolio, subject to the Portfolio's investment objective, restrictions, cash flows,

                 and other considerations. Ms. Gay has managed or co-managed other equity funds advised by the Legg Mason since 1998 and has been employed by one or more subsidiaries of Legg Mason since 1989 and has managed the Portfolio since May 2004.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       43


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Sub-Adviser utilizes the following decision making process to achieve the

Portfolio's objectives:

o  ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

o  YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;


o  SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. Treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities,

   etc.); and


o  SECURITY SELECTION. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.


The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated investment grade by a Nationally Recognized Statistical

Rating Organization (e.g., Baa3 or better by Moody's Investors Service, Inc.

("Moody's") or BBB- or better by Standard & Poor's Rating Corporation ("S&P")

or, if not rated by Moody's or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P

(A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.


The Portfolio may also invest in: preferred stocks; U.S. government securities,

securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates.

A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities,

subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                       44


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk


                                  Credit Risk


                            Credit Derivatives Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk


                                Leveraging Risk

                                  Manager Risk


                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                    Restricted and Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                              Sovereign Debt Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       45


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999    2000    2001    2002    2003    2004    2005    2006    2007

6.48   0.77    7.34    8.44    6.86    2.49    1.02    1.27    3.47    5.23


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   3rd Quarter   2001:     4.11%

  Worst:  2nd Quarter   2004:    (1.03)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Lehman

Brothers(Reg. TM) 1-3 Year Government/Credit Bond Index. The Lehman

Brothers(Reg. TM) 1-3 Year Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                                 AVERAGE ANNUAL TOTAL RETURNS(1)

                            (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                          1 YEAR          5 YEARS         10 YEARS

                                                                     (OR LIFE OF CLASS)


ADV CLASS RETURN ....................................  5.23%         4.73%(1)              N/A

Lehman Brothers(Reg. TM) 1-3 Year Government/Credit    6.83%         6.19%(2)              N/A

  Bond Index

CLASS S RETURN (ADJUSTED) ...........................  5.43%         2.72%              4.32%

Lehman Brothers(Reg. TM) 1-3 Year Government/Credit    6.83%         3.38%              4.99%

  Bond Index




(1)   ADV Class shares commenced operations on April 28, 2006. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      ADV Class shares have different expenses.

(2)   The index return for ADV Class shares is for the period beginning May 1,

      2006.

                                       46


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individual is responsible for the day-to-day management of the

Portfolio:





NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ______________________________________________________________________________________


James B. Kauffmann   Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the Portfolio since March 1999. Prior to joining ING IM, he was a senior fixed-income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       47


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities selected for their long-term growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The

Sub-Adviser defines large companies as companies that typically have market capitalizations in the range of $4 billion or more at the time of purchase. The

Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.


The "top-down" approach generally may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics,

the regulatory environment and the global competitive landscape. In addition,

the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors,

industries and companies that may benefit from the overall trends the

Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the

Sub-Adviser may focus on any number of different attributes that may include,

without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates;

current income; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth,

current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past,

present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio securities if, in the opinion of the Sub-Adviser, a securitie's fundamentals change substantively, its price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or more attractive investment opportunities appear elsewhere of for other reasons.

The Portfolio's core investments generally generally may include established companies and securities that offer long-term growth potential. However, the

Portfolio also may typically include companies of less mature companies,

companies of securities with more aggressive growth characteristics and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).


If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

The Portfolio may also invest in foreign securities including American

Depositary Receipts ("ADRs") or other depositary receipts (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

                                       48


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Currency Risk


                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                             Investment Models Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk


                        Other Investment Companies Risk


                             Price Volatility Risk

                                  Sector Risk

                            Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       49


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares (1999-2003) and

ADV Class shares (2004-2007), performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999     2000     2001     2002     2003     2004    2005    2006   2007

       77.52    -22.25   -30.47   -29.83   32.25    12.17   8.50    4.59   13.76


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1999:     41.20%

  Worst:  1st Quarter   2001:    (24.89)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Standard &

Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P

500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

Class S shares' performance has been adjusted to reflect the higher expenses of

ADV Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                         AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                   1 YEAR          5 YEARS             10 YEARS

                                             (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN ............. 13.76%         8.70%(1)          N/A

S&P 500(Reg. TM) Index .......  5.49%        11.35%(3)          N/A

CLASS S RETURN (ADJUSTED) .... 13.76%        13.86%               4.23%(1)

S&P 500(Reg. TM) Index .......  5.49%        12.83%               4.58%(3)




(1)   ADV Class shares commenced operations on August 1, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   Marsico Capital Management, LLC has managed the Portfolio since December

      13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3)   The index return for ADV Class shares is for the period beginning August

      1, 2003. The index return for Class S shares is for the period beginning

      August 1, 1998.

                                       50


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Marsico is located at 1200 Seventeenth Street, Suite 1600, Denver, Colorado

80202. Marsico was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Marsico provides investment services to mutual funds and private accounts and, as of

December 31, 2007, had approximately $106 billion under management. Thomas F.

Marsico is the founder and Chief Executive Officer of Marsico.


The following individual is responsible for the day-to-day management of the

Portfolio:





NAME                POSITION AND RECENT BUSINESS EXPERIENCE

___________________ ____________________________________________________________________________________


Thomas F. Marsico   Thomas F. Marsico is the Chief Investment Officer of Marsico and manages the investment program of the ING Marsico Growth Portfolio. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. He has managed the Portfolio since January 2003.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       51


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is a diversified portfolio and invests primarily (no less than

65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from a number of different countries not including the United States.

The Portfolio may invest, without limit, in foreign investments including

American Depositary Receipts ("ADRs") or other depositary receipts. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the

Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts. The Portfolio may invest in common stocks of companies operating in emerging markets. Some issuers or securities in the Portfolio may be based or economically tied to the

United States.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities including up to 5% of its total assets in high-yield bonds or up to 5% in mortgage- and asset-backed securities.


The Portfolio may invest up to 15% of its net assets in illiquid investments,

which are securities that cannot be sold or disposed of quickly in the normal course of business. The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, as the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the

Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes, that may include, without limitations, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates.

This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant)

its customers, suppliers, distributors and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in Portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively,

its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

                                       52


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Portfolio's core investments generally are comprised of well-known,

established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes

(e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                  Credit Risk


                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Models Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk

                        Mid-Capitalization Company Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                              OTC Investment Risk

                             Price Volatility Risk

                     Restricted or Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       53


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2006) and ADV

Class shares' (2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        23.61      20.19


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2006:    11.44%

  Worst:  2nd Quarter   2006:    (3.32)%


                                       54


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Morgan

Stanley Capital International Europe, Australasia and Far East(Reg. TM) ("MSCI

EAFE(Reg. TM)") Index. The MSCI EAFE(Reg. TM) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in

Europe, Australasia and the Far East. The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.



                      AVERAGE ANNUAL TOTAL RETURNS(1)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR          5 YEARS         10 YEARS

                                               (OR LIFE OF CLASS)

ADV CLASS RETURN .............  20.19%         20.52%(1)             N/A

MSCI EAFE(Reg. TM) Index .....  11.17%         15.74%(2)             N/A

CLASS S RETURN (ADJUSTED) ....  20.16%         26.16%(1)             N/A

MSCI EAFE(Reg. TM) Index .....  11.17%         20.27%(2)             N/A


(1)   ADV Class shares commenced operations on January 20, 2006. Class S shares commenced operations on May 2, 2005. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   The index return for ADV Class shares is for the period beginning

      February 1, 2006. The index return for Class S shares is for the period beginning May 1, 2005.

MORE ON THE SUB-ADVISER


Marsico is located at 1200 Seventeenth Street, Suite 1600, Denver, Colorado

80202. Marsico was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Marsico provides investment services to mutual funds and private accounts and, as of

December 31, 2007, had approximately $106 billion under management. Thomas F.

Marsico is the founder and Chief Executive Officer of Marsico.


The following individual is responsible for the day-to-day management of the

Portfolio:





NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ___________________________________________________________________________________


James G. Gendelman   Mr. Gendelman is the portfolio manager and has managed the Portfolio since April

                     2005. Prior to joining Marsico in May 2000, Mr. Gendelman spent 13 years as a Vice

                     President of International Sales for Goldman, Sachs & Co. Mr. Gendelman was a

                     certified public accountant for Ernst & Young from 1983-1985.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       55


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income. The

Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser invests the Portfolio's assets in equity securities and debt instruments. The Sub-Adviser seeks to invest between 40% and 75% of the

Portfolio's net assets in equity securities and at least 25% of the Portfolio's total assets in fixed-income senior securities.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in foreign securities, including up to 10% in emerging market securities.


The Sub-Adviser focuses on investing the Portfolio's assets in the stocks of companies that it believes are undervalued compared to their perceived worth

(value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio's assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

With respect to the Portfolio's investments in debt securities, the Sub-Adviser generally invests substantially all of the Portfolio's investments in investment grade debt instruments.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may invest the Portfolio's assets in mortgage dollar rolls.

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic,

political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL INVESTMENT TYPES

EQUITY SECURITIES: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks and depositary receipts for those securities.


DEBT INSTRUMENTS: Debt instruments represent obligations of corporations,

governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.


                                       56


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

CORPORATE BONDS: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

U.S. GOVERNMENT SECURITIES: U.S. government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S.

government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

COLLATERALIZED INSTRUMENTS: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument.

Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments,

accounting and loan analysis.

MUNICIPAL INSTRUMENTS: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility.

Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer's pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.


FOREIGN GOVERNMENT SECURITIES: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.


INFLATION-ADJUSTED DEBT INSTRUMENTS: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation.

Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument's original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

MORTGAGE DOLLAR ROLLS: Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

DERIVATIVES: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options,

structured notes, inverse floating rate instruments, swaps, caps, floors and collars.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Asset Allocation Risk

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                       57


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                             Investment Model Risk

                                Leveraging Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                              OTC Investment Risk

                            Securities Lending Risk

                              Sovereign Debt Risk

                U.S. Government Securities and Obligations Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares (1999-2003) and

ADV Class shares (2004-2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares.


                                       58


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000    2001    2002      2003     2004     2005    2006     2007

       3.02   16.12   0.14     -5.42    16.35    10.83    2.53    11.55    3.61


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:    10.66%

  Worst:  3rd Quarter   2002:    (8.42)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to those of two broad measures of market performance - the Standard

& Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index and the

Lehman Brothers(Reg. TM) Aggregate Bond ("LBAB") Index and a composite index -

consisting of 60% S&P 500(Reg. TM) and 40% LBAB ("Composite") Index. The S&P

500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                          AVERAGE ANNUAL TOTAL RETURNS(1)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                  1 YEAR          5 YEARS             10 YEARS

                                            (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN ............. 3.61%         7.02%(1)          N/A

S&P 500(Reg. TM) Index ....... 5.49%        11.35%(2)          N/A

LBAB Index ................... 6.97%         4.92%(2)          N/A

Composite Index .............. 6.22%         8.84%(2)          N/A

CLASS S RETURN (ADJUSTED) .... 3.63%         8.83%               6.75%(1)

S&P 500(Reg. TM) Index ....... 5.49%        12.83%               4.58%(2)

LBAB Index ................... 6.97%         4.42%               5.90%(2)

Composite Index .............. 6.22%         9.51%               5.43%(2)




(1)   ADV Class shares commenced operations on August 1, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similiar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class have different expenses.

(2)   The index returns for ADV Class shares are for the period beginning

      August 1, 2003. The index returns for Class S shares are for the period beginning August 1, 1998.

                                       59


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S.

mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc.,

which in turn is an indirect majority-owned subsidiary of Sun Life Financial

Inc. (a diversified financial services organization). The principal address of

MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $197.6 billion as of

December 31, 2007.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                      POSITION AND RECENT BUSINESS EXPERIENCE

_________________________ _______________________________________________________________________________________


Brooks Taylor             Mr. Taylor, Investment Officer of MFS, portfolio manager, and leader of the team,

                          has been employed in the MFS investment management area since 1996. Mr. Taylor has managed the Portfolio since 2004.

Steven R. Gorham          Mr. Gorham, Investment Officer of MFS and portfolio manager, has been employed in the MFS investment management area since 1992. Mr. Gorham has managed the

                          Portfolio since 2002.

Nevin P. Chitkara         Mr. Chitkara, portfolio manager, is an Investment Officer of MFS and has been employed in the investment management area of MFS since 1997. Mr. Chitkara has managed the Portfolio since 2006.

Michael W. Roberge        Mr. Roberge, Executive Vice President, Chief Investment Officer and portfolio manager,

                          has been employed in the MFS investment management area since 1996. Mr. Roberge has managed the Portfolio since 2002.

William P. Douglas        Mr. Douglas, Investment Officer of MFS and portfolio manager, has been employed in the MFS investment management area since 2004 and has over 17 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as Vice President and Senior

                          Mortgage Analyst for Wellington Management Company, LLP. Mr. Douglas has managed the Portfolio since 2004.

Richard O. Hawkins, CFA   Mr. Hawkins, Investment Officer of MFS and portfolio manager has been employed in the MFS investment management area since 1988. Mr. Hawkins has managed the

                          Portfolio since 2005.

Gregory W. Locraft, Jr.   Mr. Locraft, Investment Officer of MFS, has been employed in the MFS investment management area since 1998. Mr. Locraft has managed the Portfolio since 2007.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       60


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities sector if, at the time of investment, the

Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Issuers in the utilities sector include issuers engaged in the manufacture, production,

generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph,

satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).


The Sub-Adviser may invest the Portfolio's assets in companies of any size.

The Sub-Adviser may invest the Portfolio's assets in U.S. and foreign securities, including emerging market securities.

The Sub-Adviser primarily invests the Portfolio's assets in equity securities,

but may also invest in debt instruments, including lower quality debt instruments.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic,

political and regulatory conditions. Factors considered for equity securities may include earnings, cash flows, competitive position, and management ability.

Quantitative analysis of these and other factors may also be considered.

Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PRINCIPAL INVESTMENT TYPES


EQUITY SECURITIES: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

DEBT INSTRUMENTS: Debt instruments represent obligations of corporations,

governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

LOWER QUALITY DEBT INSTRUMENTS: Lower quality debt instruments, commonly referred to as "high-yield securities" or "junk bonds," are debt instruments of less than investment grade quality.


                                       61


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

CORPORATE BONDS: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

DERIVATIVES: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options,

structured notes, indexed securities, inverse floating rate instruments, swaps,

caps, floors and collars.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                                Leveraging Risk

                            Market and Company Risk

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk

                              OTC Investment Risk


                                  Sector Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

                            Utilities Industry Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."

                                       62


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2006) and ADV

Class shares' (2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        30.35      26.97


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2006:   13.03%

  Worst:  3rd Quarter   2007:    2.43%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Standard &

Poor's 500(Reg. TM) Utilities ("S&P 500(Reg. TM) Utilities") Index. The S&P

500(Reg. TM) Utilities Index measures the performance of the utilities sector.

Class S shares' performance has been adjusted to reflect the higher expenses of

ADV Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.



                          AVERAGE ANNUAL TOTAL RETURNS(1)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                        1 YEAR          5 YEARS         10 YEARS

                                                  (OR LIFE OF CLASS)

ADV CLASS RETURN ....................  26.97%         34.85%(1)             N/A

S&P 500(Reg. TM) Utilities Index ....  19.25%         21.44%(2)             N/A

CLASS S RETURN (ADJUSTED) ...........  26.94%         26.87%(1)             N/A

S&P 500(Reg. TM) Utilities Index ....  19.25%         17.84%(2)             N/A


(1)   ADV Class shares commenced operations on July 18, 2006. Class S shares commenced operations on May 2, 2005. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   The index return for ADV Class shares is for the period beginning August

      1, 2006. The index return for Class S shares is for the period beginning

      May 1, 2005.

                                       63


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.)

Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston,

Massachusetts 02116. Net assets under management of the MFS organization were approximately $197.6 billion as of December 31, 2007.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                     POSITION AND RECENT BUSINESS EXPERIENCE

________________________ _______________________________________________________________________________


Maura A. Shaughnessy     Ms. Shaughnessy is an Investment Officer of MFS and portfolio manager. Ms.

                         Shaughnessy has been employed in the investment management area of MFS since

                         1991 and has managed the Portfolio since April 2005.

Robert D. Persons, CFA   Mr. Persons is an Investment Officer of MFS and portfolio manager. Mr. Persons has been employed in the investment management area of MFS since 2000 and has managed the Portfolio since April 2005.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       64


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(REG. TM)

SUB-ADVISER

OppenheimerFunds, Inc. ("OppenheimerFunds")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests mainly in equity securities of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stocks. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments. Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stocks.


In selecting securities to buy or sell for the Portfolio, the portfolio managers use an investment process that uses multi-factor quantitative models to rank more than 3,000 stocks on a daily basis. While the process may change over time or vary in particular cases, in general the selection process currently uses:

Multi-factor quantitative models: The Portfolio uses both "top down" and

"bottom up" quantitative models.

o  The "top down" market capitalization model seeks to predict the future market direction of the capitalization environment. The portfolio managers divide the domestic equity market into five market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals ,

   relative valuations and measures of investors risk tolerance.

o  The "bottom up" stock selection models seek to rank securities within each capitalization range in order of attractiveness. Over a hundred company-specific factors are analyzed in constructing the "bottom up"

   models, including valuation, profitability, quality, momentum, volatility and special effects. Different models are used for each of the different market capitalization segments. The Portfolio also uses two seasonal models to capture seasonal effects.


The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The Portfolio aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                             Equity Securities Risk

                       Inability to Sell Securities Risk

                             Investment Models Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                       65


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999    2000     2001     2002     2003     2004     2005    2006    2007

       23.81    -4.88   -21.73   -25.13   24.13    12.48    5.34    14.56   3.84


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1999:     21.61%

  Worst:  3rd Quarter   2001:    (19.65)%


                                       66


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Standard &

Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P

500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

Class S shares' performance has been adjusted to reflect the higher expenses of

ADV Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                        AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                  1 YEAR          5 YEARS             10 YEARS

                                            (OF LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN ............. 3.84%         6.99%(1)          N/A

S&P 500(Reg. TM) Index ....... 5.49%         9.13%(3)          N/A

CLASS S RETURN (ADJUSTED) .... 3.90%        11.84%               3.50%(1)

S&P 500(Reg. TM) Index ....... 5.49%        12.83%               4.58%(3)




(1)   ADV Class shares commenced operations on April 28, 2006. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   OppenheimerFunds, Inc. has managed the Portfolio since November 8, 2004.

      Prior to November 8, 2004, the Portfolio was managed by Massachusetts

      Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.

(3)   The index return for ADV Class shares is for the period beginning May 1,

      2006. The index return for the Class S shares is for the period beginning

      August 1, 1998.

MORE ON THE SUB-ADVISER


OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World

Financial Center, 225 Liberty Street - 11th Floor, New York, New York

10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $260 billion in assets as of December 31, 2007 including other

Oppenheimer funds, with more than 6 million shareholder accounts.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                        POSITION AND RECENT BUSINESS EXPERIENCE

___________________________ _________________________________________________________________________________________


Nikolaos D. Monoyios, CFA   Mr. Monoyios, a Chartered Financial Analyst charterholder, has been a Senior Vice

                            President of OppenheimerFunds since October 2003 and was formerly Vice President of OppenheimerFunds from April 1998 through September 2003. Prior to joining

                            OppenheimerFunds in April 1998, he was a Vice President and portfolio manager at The Guardian Investor Services. Prior to his tenure at The Guardian Life Insurance

                            Company of America, Mr. Monoyios was a Senior Securities Analyst at Arnold Bernhard

                            and Co. Mr. Monoyios has been a manager of the Portfolio since November 2004.

Marc Reinganum              Dr. Reinganum has been a Vice President of OppenheimerFunds since September

                            2002 and is the Director of Quantitative Research and Portfolio Strategist for Equities.

                            He formerly held the Mary Jo Vaughn Rauscher Chair in Financial Investments at

                            Southern Methodist University since 1995. At Southern Methodist University, he also served as the Director of the Finance Institute, Chairman of the Finance Department,

                            President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. Dr. Reinganum has been a manager of the Portfolio since November 2004.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       67


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Lehman

Brothers(Reg. TM) Aggregate Bond Index.


The fixed-income instruments in which the Portfolio may invest include:

securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and

non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, "Yankee" dollars and "Euro" securities; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed"

securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit,

fixed-time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises;

obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards,

options, futures contracts or swap agreements. The Portfolio may also engage in short sales.


The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities ("junk bonds")

rated B at the time of investment or higher by Moody's, S&P or Fitch or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The

Portfolio may invest up to 30% of its total assets in non-U.S.

dollar-denominated securities and may invest without limit in U.S.

dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from

non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indices, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

                                       68


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk

                            Credit Derivatives Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                                Leveraging Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                            Portfolio Turnover Risk

                            Securities Lending Risk

                                Short Sales Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       69


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999     2000    2001    2002    2003    2004    2005    2006      2007

        -8.94   0.61    2.11    8.32    4.49    4.39    2.09    3.96      8.32


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   3rd Quarter   2001:     5.69%

  Worst:  1st Quarter   1999:    (5.09)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Lehman

Brothers(Reg. TM) Aggregate Bond ("LBAB") Index. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government,

investment grade, mortgage-backed and corporate debt securities. Class S shares' performance has been adjusted to reflect the higher expenses of ADV

Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                        AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                  1 YEAR          5 YEARS             10 YEARS

                                            (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN ............. 8.32%        7.88%(1)           N/A

LBAB Index ................... 6.97%        7.34%(3)           N/A

CLASS S RETURN (ADJUSTED) .... 8.59%        4.68%                3.44%(1)

LBAB Index ................... 6.97%        4.42%                5.90%(3)




(1)   ADV Class shares commenced operations on April 28, 2006. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2)   PIMCO has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 the Portfolio had a different Sub-Adviser and different principal investment strategies.


(3)   The index return for ADV Class shares is for the period beginning May 1,

      2006. The index return for Class S shares is for the period beginning

      August 1, 1998.

                                       70


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport

Beach, California 92660. As of December 31, 2007, PIMCO had over $746.3 billion in assets under management.


PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of

Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE")

is the indirect majority owner of AGI LP. Allianz SE is a European-based,

multinational insurance and financial services holding company.




NAME               POSITION AND RECENT BUSINESS EXPERIENCE

__________________ _____________________________________________________________________________________


William H. Gross   William H. Gross, portfolio manager, CFA, Managing Director and Chief Investment

                   Officer, was a founding partner of PIMCO in 1971. Mr. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and sets targets for various portfolio characteristics in accounts managed by PIMCO,

                   including for the Portfolio. Mr. Gross has over 30 years of investment experience.

                   He has managed the Portfolio since May 1, 2007.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       71


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with the preservation of capital and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities ("junk bonds") which may be represented by forwards or derivatives such as options,

futures contracts, or swap agreements rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating

Corporation, or Fitch Ratings, or if unrated, determined by the Sub-Adviser to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on the Sub-Adviser's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio also may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and

non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euros" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed"

securities and event-linked bonds, loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit,

fixed-time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions,

agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and

collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, including swaps. The Portfolio may also engage in short sales.


The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The

Portfolio may invest all of its assets in mortgage- or asset-backed securities.

The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs"

or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


                                       72


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk

                            Credit Derivatives Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                                Leveraging Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk

                            Portfolio Turnover Risk


                            Securities Lending Risk

                                Short Sales Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2005-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares performance has been adjusted to reflect the higher expenses of ADV Class shares.


                                       73


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005      2006      2007

                                                 3.99      8.57      2.46


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2006:     3.51%

  Worst:  1st Quarter   2005:    (1.32)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to those of two broad measures of market performance - the Merrill

Lynch U.S. High Yield, BB-B Rated, 2% Constrained Index ("Merrill Lynch U.S.

High Yield Constrained Index") and the Merrill Lynch U.S. High Yield BB-B Rated

Index ("Merrill Lynch U.S. High Yield Rated Index"). The Merrill Lynch U.S.

High Yield Constrained Index tracks the performance of BB- B rated U.S.

dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill

Lynch U.S. High Yield Rated Index is an unmanaged index of bonds rated BB and B by Moody's and Standard & Poor's. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                                 AVERAGE ANNUAL TOTAL RETURNS(1)

                            (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                         1 YEAR          5 YEARS         10 YEARS

                                                                    (OR LIFE OF CLASS)


ADV CLASS RETURN ...................................  2.46%         5.16%(1)              N/A

Merrill Lynch U.S. High Yield Constrained Index ....  3.21%         6.39%(2)              N/A

Merrill Lynch U.S. High Yield Rated Index ..........  2.68%         6.57%(2)              N/A

CLASS S RETURN (ADJUSTED) ..........................  2.50%         6.60%(1)              N/A

Merrill Lynch U.S. High Yield Constrained Index ....  3.21%         6.55%(2)              N/A

Merrill Lynch U.S. High Yield Rated Index ..........  2.68%         6.78%(2)              N/A




(1)   ADV Class shares commenced operations on May 22, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   The index return for ADV Class shares is for the period beginning June 1,

      2006. The index return for Class S shares is for the period beginning May

      1, 2004.

                                       74


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport

Beach, California 92660. As of December 31, 2007, PIMCO had over $746.3 billion in assets under management.


PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of

Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE")

is the indirect majority owner of AGI LP. Allianz SE is a European-based,

multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the

Portfolio:





NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ ___________________________________________________________________________________


Mark T. Hudoff   Mr. Hudoff is an Executive Vice President and portfolio manager in the high-yield area. Mr. Hudoff joined PIMCO in 1996, previously having been associated with Bank

                 Credit Analyst Research Group where he worked as a fixed-income strategist. He has over 20 years of investment experience. Mr. Hudoff has managed the Portfolio since May 2007.





The Statement of Additional Information provides additional information about the portfolios manger's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.


                                       75


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIONEER EQUITY INCOME PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Normally, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The income-producing equity securities in which the Portfolio may invest include common stocks, preferred stocks, equity-based exchange-traded funds ("ETFs")

and equity interests in real estate investment trusts ("REITs"). The

Sub-Adviser may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S.

government issuers. The Portfolio will not invest more than 5% of its total assets in the securities of emerging market issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks.


Generally, the Portfolio acquires debt securities that are investment grade,

but the Portfolio may invest up to 10% of its net assets in below investment grade debt securities, including convertible debt securities.

The Sub-Adviser uses a value approach to select the Portfolio's investments.

Using this investment style, the Sub-Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The

Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. In making these assessments, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations,

employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge,

experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

o  favorable expected returns relative to perceived risk;

o  management with demonstrated ability and commitment to the company;

o  low market valuations relative to earnings forecast, book value, cash flow and sales; and

o  good prospects for dividend growth.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                                  Credit Risk

                              Debt Securities Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                                       76


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Foreign Securities Risk

                  High-Yield, Lower Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk


                                  Manager Risk


                           Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk

                        Other Investment Companies Risk

                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

Since the Portfolio commenced operations on May 11, 2007, and therefore does not have a full calendar year of operations as of December 31, 2007, annual performance information is not provided. However, performance of a similarly managed fund is presented in the section of this Prospectus entitled

"Performance of Similarly Managed Mutual Funds."

MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A.,

one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2007,

assets under management were approximately $312 billion worldwide, including over $78 billion in assets under management by Pioneer.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                    POSITION AND RECENT BUSINESS EXPERIENCE

_______________________ _____________________________________________________________________________________


John A. Carey           Mr. Carey, portfolio manager, has managed the Portfolio since November 2006. Mr.

                        Carey is an Executive Vice President and Portfolio Manager at Pioneer. Mr. Carey

                        joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.   Mr. Hunnewell, associate portfolio manager, has managed the Portfolio since November

                        2006. Mr. Hunnewell, a Vice President-Portfolio Manager of Pioneer, joined Pioneer as a Vice President-Assistant Portfolio Manager in August 2001 and has been an investment professional since 1985.



Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       77


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S.

issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds ("ETFs") that invest primarily in equity securities,

equity interests in real estate investment trust ("REITs"), depositary receipts, warrants, rights and preferred stocks. The Portfolio may invest up to

20% in REITs.

The Portfolio may also invest up to 20% of its total assets in foreign issuers.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser uses a value approach to select the Portfolio's investments.

Using this investment style, the Portfolio seeks securities believed by the

Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge,

experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

o  favorable expected returns relative to perceived risk;

o  above average potential for earnings and revenue growth;

o  low market valuations relative to earnings forecast, book value, cash flow and sales; and

o  a sustainable competitive advantage, such as a brand name, customer base,

   proprietary technology or economies of scale.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                                       78


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                        Other Investment Companies Risk

                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2006) and ADV

Class shares' (2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        16.35      4.51


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2007:     6.04%

  Worst:  4th Quarter   2007:    (4.62)%


                                       79


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Standard &

Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P

500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                      AVERAGE ANNUAL TOTAL RETURNS(1)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                   1 YEAR          5 YEARS         10 YEARS

                                              (OR LIFE OF CLASS)

ADV CLASS RETURN .............  4.51%          4.48%(1)             N/A

S&P 500(Reg. TM) Index .......  5.49%          5.49%(2)             N/A

CLASS S RETURN (ADJUSTED) ....  4.68%         11.12%(1)             N/A

S&P 500(Reg. TM) Index .......  5.49%         11.44%(2)             N/A


(1)   ADV Class shares commenced operations on December 29, 2006. Class S shares commenced operations on May 3, 2005. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   The index return for ADV Class shares is for the period beginning January

      1, 2007. The index return for Class S shares is for the period beginning

      May 1, 2005.

MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A.,

one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2007,

assets under management were approximately $312 billion worldwide, including over $78 billion in assets under management by Pioneer.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                    POSITION AND RECENT BUSINESS EXPERIENCE

_______________________ ____________________________________________________________________________________


John A. Carey           Mr. Carey, portfolio manager, has managed the Portfolio since April 2005. Mr. Carey is an Executive Vice President and Portfolio Manager at Pioneer. Mr. Carey joined

                        Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.   Mr. Hunnewell, associate portfolio manager, has managed the Portfolio since April

                        2005. Mr. Hunnewell, a Vice President-Portfolio Manager of Pioneer, joined Pioneer as a Vice President-Assistant Portfolio Manager in August 2001 and has been an investment professional since 1985.



Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment

Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       80


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-size companies. The

Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines mid-size companies as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company within the Russell Midcap(Reg. TM) Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap(Reg.

TM) Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap(Reg. TM) Value

Index measures the performance of U.S. mid-cap value stocks. The size of the companies in the index changes with market conditions and the composition of the index. The equity securities in which the Portfolio invests are common stocks, preferred stocks, depositary receipts, convertible debt and equity interests in real estate investment trusts ("REITs").


The Portfolio may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser uses a value approach to select the Portfolio's investments.

Using this investment style, the Portfolio seeks securities believed by the

Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, as well as an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

o  favorable expected returns relative to perceived risk;

o  management with demonstrated ability and commitment to the company;

o  low market valuations relative to earnings forecast, book value, cash flow and sales;

o  turnaround potential for companies that have been through difficult periods;

o  estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

o  issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                       81


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."

                                       82


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2006) and ADV

Class shares' (2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        11.96      4.91


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2007:     8.03%

  Worst:  4th Quarter   2007:    (5.56)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

Midcap(Reg. TM) Value Index. The Russell Midcap(Reg. TM) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the

Russell 1000(Reg. TM) Value Index. The Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing.

It is not possible to invest directly in the index.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                              1 YEAR           5 YEARS         10 YEARS

                                                          (OR LIFE OF CLASS)


ADV CLASS RETURN .......................    4.91%          4.88%(1)             N/A

Russell MidCap(Reg. TM) Value Index ....   (1.42)%        (1.42)%(2)            N/A

CLASS S RETURN (ADJUSTED) ..............    5.16%         10.00%(1)             N/A

Russell MidCap(Reg. TM) Value Index ....   (1.42)%        12.24%(2)             N/A




(1)   ADV Class shares commenced operations on December 29, 2006. Class S shares commenced operations on April 29, 2005. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   The index return for ADV Class shares is for the period beginning January

      1, 2007. The index return for Class S shares is for the period beginning

      May 1, 2005.

                                       83


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A.,

one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2007,

assets under management were approximately $312 billion worldwide, including over $78 billion in assets under management by Pioneer.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME               POSITION AND RECENT BUSINESS EXPERIENCE

__________________ _______________________________________________________________________________________


Timothy Horan      Mr. Horan, assistant portfolio manager, has managed the Portfolio since May 2006.

                   He joined Pioneer in 2005 as an assistant portfolio manager. Prior to joining Pioneer,

                   Mr. Horan was employed as an analyst at Boston Partners from 2004 to 2005 and at

                   State Street Research from 1998 to 2004.

J. Rodman Wright   Mr. Wright, portfolio manager, has managed the Portfolio since April 2005. Mr. Wright is a Senior Vice President of Pioneer. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.



Messrs. Wright and Horan are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment

Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       84


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

SUB-ADVISER

ING Investment Management Advisors, B.V. ("IIMA")

INVESTMENT OBJECTIVE

Outperform the total return performance of the Morgan Stanley Capital

International Europe, Australasia and Far East(Reg. TM) ("MSCI EAFE(Reg. TM)")

Index, while maintaining a market level of risk. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the MSCI EAFE(Reg. TM) Index,

exchange-traded funds ("ETFs"), and derivatives (including futures and options)

whose economic returns are similar to the MSCI EAFE(Reg. TM) Index or its components. The Portfolio will provide shareholders with at least 60 days'

prior notice of any change in this investment policy. The MSCI EAFE(Reg. TM)

Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in

Europe, Australasia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.


The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE(Reg. TM) Index.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(Reg. TM) Index that it believes will outperform the MSCI EAFE(Reg. TM) Index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE(Reg. TM) Index. In determining stock weightings, the

Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(Reg. TM) Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between

300 and 400 of the stocks included in the MSCI EAFE(Reg. TM) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(Reg. TM) Index, the

Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE(Reg. TM) Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(Reg. TM) Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE(Reg. TM)

Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                              Index Strategy Risk

                             Investment Models Risk


                                  Manager Risk


                                       85


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."

                                       86


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2006) and ADV

Class shares' (2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                          YEAR-BY-YEAR TOTAL RETURNS1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        24.56      7.63


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2006:     9.93%

  Worst:  4th Quarter   2007:    (3.57)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Morgan

Stanley Capital International Europe, Australasia and Far East(Reg. TM) ("MSCI

EAFE(Reg. TM)") Index. The MSCI EAFE(Reg. TM) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in

Europe, Australasia and the Far East. The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.



                      AVERAGE ANNUAL TOTAL RETURNS(1)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                   1 YEAR          5 YEARS         10 YEARS

                                              (OR LIFE OF CLASS)

ADV CLASS RETURN .............   7.63%        12.97%(1)             N/A

MSCI EAFE(Reg. TM) Index .....  11.17%        11.17%(2)             N/A

CLASS S RETURN (ADJUSTED) ....   7.78%        17.51%(1)             N/A

MSCI EAFE(Reg. TM) Index .....  11.17%        20.38%(2)             N/A



(1)   ADV Class shares commenced operations on April 12, 2006. On July 11,

      2006, all outstanding shares of ADV Class were fully redeemed. On

      December 20, 2006, ADV Class re-commenced operations. Class S shares commenced operations July 29, 2005. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2)   The index return for ADV Class shares is for the period beginning January

      1, 2007. The index return for Class S shares is for the period beginning

      August 1, 2005.

                                       87


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON SUB-ADVISER


IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991).

It currently has its principal office in Prinses Beatrixlaan 15, 2595 AK The

Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep. IIMA is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The

Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over

$225 billion as of December 31, 2007.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ ______________________________________________________________________________________


Carl Ghielen    Mr. Ghielen, portfolio manager, has been co-manager of the Portfolio since July 2005.

                He is responsible for stock selection as well as coordinating efforts on behalf of

                IIMA and certain ING affiliates' international equity teams. Mr. Ghielen has over 16 years of investment experience. Prior to joining IIMA in 2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen   Mr. Jansen, Portfolio Manager, has been the co-manager of the Portfolio since July

                2005. He joined IIMA or its affiliates in 1997 as senior manager and has 27 years of investment experience. Prior to joining ING, Mr. Jansen was responsible for the U.S.

                equity and venture capital portfolios at a large corporate Dutch pension fund.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       88


--------------------------------------------------------------------------------

                          PORTFOLIO FEES AND EXPENSES

--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by the ADV Class shares of the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2007. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable

Contract or Qualified Plan. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a

Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT).

Not Applicable.

                                ADV CLASS SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)





                                                       DISTRIBUTION (12B-1)

                                                         AND SHAREHOLDER

                                           MANAGEMENT        SERVICE             OTHER

PORTFOLIO                                     FEE            FEES(2)           EXPENSES


ING Disciplined Small Cap Value              0.55%             0.75%         0.13%(5)

ING Evergreen Health Sciences(7)             0.75%             0.75%         0.00%

ING Evergreen Omega(7)                       0.60%             0.75%         0.00%

ING Global Real Estate                       0.80%             0.75%         0.17%(5)

ING Global Resources(7)                      0.64%             0.75%         0.00%

ING International Growth Opportunities(7)    1.00%             0.75%         0.01%

ING Janus Contrarian(7)                      0.74%             0.75%         0.00%

ING JPMorgan Emerging Markets Equity(7)      1.25%             0.75%         0.00%

ING JPMorgan Small Cap Core Equity(7)        0.87%             0.75%         0.01%

ING JPMorgan Value Opportunities             0.40%             0.75%         0.14%(5)

ING Julius Baer Foreign(7)                   0.87%             0.75%         0.00%

ING Legg Mason Value(7)                      0.74%             0.75%         0.00%

ING Limited Maturity Bond(7)                 0.27%             0.75%         0.00%

ING Marsico Growth(7)                        0.77%             0.75%         0.00%

ING Marsico International Opportunities      0.54%             0.75%         0.18%(5)

ING MFS Total Return(7)                      0.64%             0.75%         0.00%

ING MFS Utilities                            0.60%             0.75%         0.17%(5)

ING Oppenheimer Main Street(Reg. TM)(7)      0.64%             0.75%         0.00%

ING PIMCO Core Bond(7)                       0.57%             0.75%         0.00%

ING PIMCO High Yield(7)                      0.49%             0.75%         0.01%

ING Pioneer Equity Income                    0.65%             0.75%         0.13%(5)(11)

ING Pioneer Fund(7)                          0.73%             0.75%         0.01%

ING Pioneer Mid Cap Value(7)                 0.64%             0.75%         0.00%

ING VP Index Plus International Equity       0.45%             0.75%         0.16%(5)


                                             ACQUIRED

                                               FUND       TOTAL          WAIVERS,         NET

                                             FEES AND   OPERATING    REIMBURSEMENTS    OPERATING

PORTFOLIO                                  EXPENSES(3)  EXPENSES   AND RECOUPMENTS(4)  EXPENSES


ING Disciplined Small Cap Value              0.01%      1.44%(6)        (0.15)%         1.29%

ING Evergreen Health Sciences(7)             0.00%(8)   1.50%           (0.15)%         1.35%(9)

ING Evergreen Omega(7)                     N/A          1.35%           (0.15)%         1.20%(9)

ING Global Real Estate                       0.00%(8)   1.72%           (0.22)%         1.50%

ING Global Resources(7)                      0.00%(8)   1.39%           (0.15)%         1.24%

ING International Growth Opportunities(7)    0.00%(8)   1.76%           (0.15)%         1.61%

ING Janus Contrarian(7)                    N/A          1.49%           (0.15)%         1.34%(9)

ING JPMorgan Emerging Markets Equity(7)    N/A          2.00%           (0.15)%         1.85%

ING JPMorgan Small Cap Core Equity(7)      N/A          1.63%           (0.18)%(10)     1.45%

ING JPMorgan Value Opportunities           N/A          1.29%           (0.16)%         1.13%

ING Julius Baer Foreign(7)                   0.02%      1.64%(6)        (0.15)%(10)     1.49%

ING Legg Mason Value(7)                    N/A          1.49%           (0.15)%         1.34%(9)

ING Limited Maturity Bond(7)                 0.00%(8)   1.02%           (0.15)%         0.87%

ING Marsico Growth(7)                      N/A          1.52%           (0.15)%         1.37%

ING Marsico International Opportunities    N/A          1.47%           (0.19)%         1.28%

ING MFS Total Return(7)                    N/A          1.39%           (0.15)%         1.24%(9)

ING MFS Utilities                          N/A          1.52%           (0.15)%         1.37%(9)

ING Oppenheimer Main Street(Reg. TM)(7)      0.00%(8)   1.39%           (0.15)%         1.24%

ING PIMCO Core Bond(7)                     N/A          1.32%           (0.16)%(10)     1.16%

ING PIMCO High Yield(7)                    N/A          1.25%           (0.15)%         1.10%

ING Pioneer Equity Income                  N/A          1.53%(11)       (0.24)%         1.29%(9)

ING Pioneer Fund(7)                        N/A          1.49%           (0.20)%         1.29%

ING Pioneer Mid Cap Value(7)               N/A          1.39%           (0.15)%         1.24%

ING VP Index Plus International Equity       0.00%(8)   1.36%           (0.21)%         1.15%





(1)   This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of ING Disciplined Small Cap Value Portfolio, theses estimated expenses are based on each Portfolio's actual operating expenses for ADV Class shares for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which DSL and ING Investments, as Advisers to the Portfolios, have agreed for each

      Portfolio for the current fiscal year. Because ADV Class shares of ING

      Disciplined Small Cap Value Portfolio had not commenced operations as of

      December 31, 2007, expenses are based on the Portfolio's actual operating expenses for Class I shares as adjusted for contractual changes, if any,

      and fee waivers to which ING Investments has agreed.

(2)   ING Funds Distributor, LLC has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolios, so that the


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                    PORTFOLIO FEES AND EXPENSES (continued)

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

  actual fee paid by a Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.


(3)   The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolios directly. These fees and expenses include each Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Operating Expenses.


(4)   DSL and ING Investments have entered into written expense limitation agreements with certain of their respective Portfolios, under which they will limit expenses of the Portfolios, excluding interest, taxes,

      brokerage, extraordinary expenses and Acquired Fund Fees and Expenses, if applicable, subject to possible recoupment by DSL or ING Investments within three years. The amount of these Portfolios' expenses waived,

      reimbursed, or recouped during the last fiscal year, or in the case of a new portfolio are proposed to be waived or reimbursed in the ensuing fiscal year, is shown under the heading Waivers, Reimbursements, and

      Recoupments. The expense limitation agreements will continue through at least May 1, 2009, except for ING Pioneer Equity Income Portfolio and ING

      Pioneer Mid Cap Value Portfolio which will continue through at least May

      1, 2010. This amount also includes the 0.15% distribution (12b-1) fee waiver which footnote 2 explains in more detail. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL or ING Investments provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the Management

      Agreement. In addition, the expense limitation agreements may be terminated by the Trust upon at least 90 days' written notice to the applicable Portfolio's Adviser, DSL or ING Investments. Pursuant to a

      side agreement effective May 11, 2007, DSL has effected an expense limit for ING Pioneer Fund Portfolio through May 1, 2009. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it. Pursuant to a side agreement effective April 30, 2007, DSL has effected an expense limit for

      ING Janus Contrarian Portfolio through May 1, 2009. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it. For more information regarding the expense limitation agreements or side agreements for these

      Portfolios, please see the Statement of Additional Information.



(5)   Pursuant to its administration agreement with the Trust, ING Funds

      Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets for ING Disciplined Small Cap Value, ING Global

      Real Estate, ING JPMorgan Value Opportunities, ING Marsico International

      Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP

      Index Plus International Equity Portfolios' average daily net assets,

      which is reflected in Other Expenses.



(6)   The Total Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial

      Highlights, which reflect the operating expenses of the Portfolio and do not include acquired fund fees and expenses.



(7)   The Management Agreement between the Trust and one of its Advisers, DSL,

      provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING

      Disciplined Small Cap Value, ING Global Real Estate, ING JPMorgan Value

      Opportunities, ING Marsico International Opportunities, ING MFS

      Utilities, ING Pioneer Equity Income and ING VP Index Plus International

      Equity Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial,

      administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.

      Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the

      Trustees' and Officers' Errors and Omissions Liability Insurance

      coverage, any taxes paid by the Portfolios, expenses paid through the

      Shareholder Service and Distribution Plan for the ADV Class shares,

      interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(8)   Amount represents less than 0.01% and is included in Other Expenses.



(9)   A portion of the brokerage commissions that ING Evergreen Health Sciences

      Portfolio, ING Evergreen Omega Portfolio, ING Janus Contrarian Portfolio,

      ING Legg Mason Value Portfolio, ING MFS Total Return Portfolio, ING MFS

      Utilities Portfolio and ING Pioneer Equity Income Portfolio pay is used to reduce each Portfolio's expenses. Including these reductions, the total Net Operating Expenses for each Portfolio for the fiscal year ended

      December 31, 2007 would have been 1.33%, 1.19%, 1.32%, 1.33%, 1.23%,

      1.34% and 1.28%, respectively. This arrangement can be discontinued at any time.



(10)  DSL has contractually agreed to waive a portion of the advisory fee for

      ING JPMorgan Small Cap Core Equity Portfolio, ING Julius Baer Foreign

      Portfolio and ING PIMCO Core Bond Portfolio. Based upon average net assets as of December 31, 2007 for ING JPMorgan Small Cap Core Equity

      Portfolio, the advisory fee waiver would equal (0.03)% and the waiver will continue through at least May 1, 2009. Based upon average net assets as of December 31, 2007 for ING Julius Baer Foreign Portfolio, the

      advisory fee waiver would be more than (0.005)% and the waiver will continue through at least May 1, 2009. Effective April 1, 2008, based upon average net assets as of February 29, 2008 for ING PIMCO Core Bond

      Portfolio, the advisory fee waiver would equal to (0.01)% and the waiver will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after such dates. These agreements will only renew if DSL elects to renew them.



(11)  Includes 0.01% of non-recurring offering expenses for ING Pioneer Equity

      Income Portfolio. Excluding this amount, the Total Operating Expenses would have been 1.52%.


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                    PORTFOLIO FEES AND EXPENSES (continued)

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

EXAMPLES. The Examples are intended to help you compare the cost of investing in ADV Class shares of the Portfolios with the cost of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher.

Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary. The Examples assume that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the ADV Class shares' operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:



PORTFOLIO(1)                             1 YEAR  3 YEARS  5 YEARS  10 YEARS

ING Disciplined Small Cap Value           $131    $441    $  773    $1,711

ING Evergreen Health Sciences             $137    $459    $  804    $1,778

ING Evergreen Omega                       $122    $413    $  725    $1,611

ING Global Real Estate                    $153    $520    $  913    $2,012

ING Global Resources                      $126    $425    $  746    $1,656

ING International Growth Opportunities    $164    $540    $  940    $2,061

ING Janus Contrarian                      $136    $456    $  799    $1,767

ING JPMorgan Emerging Markets Equity      $188    $613    $1,064    $2,315

ING JPMorgan Small Cap Core Equity        $148    $497    $  870    $1,918

ING JPMorgan Value Opportunities          $115    $393    $  692    $1,542

ING Julius Baer Foreign                   $152    $503    $  878    $1,931

ING Legg Mason Value                      $136    $456    $  799    $1,767

ING Limited Maturity Bond                 $ 89    $310    $  549    $1,234

ING Marsico Growth                        $139    $466    $  815    $1,800

ING Marsico International Opportunities   $130    $446    $  785    $1,741

ING MFS Total Return                      $126    $425    $  746    $1,656

ING MFS Utilities                         $139    $466    $  815    $1,800

ING Oppenheimer Main Street(Reg. TM)      $126    $425    $  746    $1,656

ING PIMCO Core Bond                       $118    $403    $  708    $1,576

ING PIMCO High Yield                      $112    $382    $  672    $1,498

ING Pioneer Equity Income                 $131    $434    $  784    $1,772

ING Pioneer Fund                          $131    $451    $  794    $1,762

ING Pioneer Mid Cap Value                 $126    $410    $  731    $1,642

ING VP Index Plus International Equity    $117    $410    $  725    $1,617


(1)   The Example numbers reflect the expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS

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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT

PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT

ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S

INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL

RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTION OF THE PORTFOLIOS"

SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL

PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF

INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ASSET ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING RISK. A Portfolio may borrow for temporary emergency purposes,

including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. A cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call,"

or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

COMMODITIES RISK. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand,

levels of domestic production and imported commodities, energy conservation,

domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing,

distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

CREDIT DERIVATIVES RISK. Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A

Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the

Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the

U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.


Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


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                     SUMMARY OF PRINCIPAL RISKS (continued)

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

DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in depositary receipts,

including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts,

to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index.

Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio.

Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940

Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a

Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have,

negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to:

price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities.

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established

                                       93

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                     SUMMARY OF PRINCIPAL RISKS (continued)

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companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S.

investments for many reasons, including changes in currency exchange rates;

unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries;

foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying,

selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global

Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities

(commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.

These less liquid securities could include securities of small- and mid-sized

U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


INCOME RISK. A Portfolio's income may fall due to falling interest rates.

Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDEX STRATEGY RISK. Certain Portfolios uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the index performance may be affected by the

Portfolio's expenses, and the timing of purchases and redemptions of the

Portfolio's shares.

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                     SUMMARY OF PRINCIPAL RISKS (continued)

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INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by industry.


Initial Public Offerings ("IPO") Risk. IPOs may be more volatile than other securities. IPOS may have a magnified impact on a portfolio during the start-up phase when the Portfolio's assets base is relatively small. However, theres is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates.

When interest rates are rising, the prices of debt securities tend to fall.

When interest rates are falling, the prices of debt securities tend to rise.

Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS RISK. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a

Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The

Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition.

Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a

Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios

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that invest principally in equity securities may temporarily invest in U.S.

government securities, high-quality corporate fixed-income securities,

mortgage-related and asset-backed securities or money market instruments.

Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Many sub-advisers of equity Portfolios employ styles that are characterized as

"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.

For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some

Portfolios that are characterized as growth or value can have greater volatility than other Portfolios managed by other managers in a growth or value style.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small-

and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger,

fully-valued companies. Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result,

stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions.

For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time.

Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely,

fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines,

more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a

Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline,

borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

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NATURAL RESOURCES RISK. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental cost.

The production and marketing of natural resources may be affected by action and changes in governments.

OTHER INVESTMENT COMPANIES RISK. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and

Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's

Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial

Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds

("iShares"). The main risk of investing in other investment companies

(including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees,

administration fees and custodial fees) in addition to the expenses of the

Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii)

trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the

OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of a Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of a Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.

Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

REAL ESTATE INVESTMENT TRUSTS ("REITS") RISK. Investing in REITs may subject a

Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type.

These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

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RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A

Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector,

volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S.

government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a

Portfolio to the risk that it will be required to buy the security sold short

(also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a

Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.


SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies.

Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, a Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves,

political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International

Monetary Fund or other multilateral agencies. If a government entity defaults,

it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

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

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company.

Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage

Association. Other U.S. government securities are not direct obligations of the

U.S. Treasury, but rather are backed by the ability to borrow directly from the

U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S.

government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

UTILITIES INDUSTRY RISK. A Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies,

especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies'

diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on a Portfolio than on a fund with a more broadly diversified portfolio.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under the

Portfolio's principal investment strategies, is diversified, as defined in the

1940 Act. A diversified portfolio may not, as to 75% of its total assets,

invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio is non-fundamental. Investment policies are fundamental if so designated in this Prospectus or in the

Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the

Portfolio's name. For more information about these policies, please consult the

SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at

http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names,

investment objectives and principal investment strategies as those of the

Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern.

Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the

Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalent, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES


In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the

Portfolios (except for ING Disciplined Small Cap Value, ING Global Real Estate,

ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING

MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International

Equity Portfolios). DSL procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSL also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost


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for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses,

such as litigation or indemnification expenses.


The Trust pays a management fee to DSL and ING Investments for their services.

Out of this management fee, DSL and ING Investments in turn pay the sub-Advisers their respective Sub-advisory fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement,

under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING Disciplined Small Cap Value, ING Global Real

Estate, ING JPMorgan Value Opportunities, ING Marsico International

Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index

Plus International Equity Portfolios), including custodial, administrative,

transfer agency, portfolio accounting, auditing and ordinary legal expenses.

Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds

Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which

ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds

Services on behalf of ING Disciplined Small Cap Value, ING Global Real Estate,

ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING

MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International

Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSL and ING Disciplined Small Cap Value, ING Global Real Estate,

ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING

MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International

Equity Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the

Portfolios for compliance with applicable legal requirements and monitors the

Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the

principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed

Services, Inc. ("DSI"), the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory

Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public

Disclosure Hotline at 800-289-9999.

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan")

in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the

Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSL) and other financial intermediaries and plan administrators ("financial service firms") The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolios (a 0.25% shareholder service fee and at 0.50%

distribution fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

HOW ING COMPENSATES ENTITIES OFFERING ITS PORTFOLIOS AS INVESTMENT OPTIONS IN

THEIR INVESTMENT PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Plan, the Portfolios' Adviser or Distributor

(collectively "ING"), out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies.

The Portfolios' Advisers and Distributor may make these


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payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable

Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING

Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra

Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity

Company; ReliaStar Life Insurance Company; ReliaStar Company of New York;

Security Life of Denver; ING USA Annuity and Life Insurance Company and ING

Life Insurance Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates.

These methods do not impact the costs incurred when investing in one of the

Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in

Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable

Contracts and for services provided to Variable Contract owners. Neither the

Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS


Each Portfolio is available to serve as an investment option offered through

Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as

amended and the underlying U.S. Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to

Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified

Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the

Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent.

In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE")

(normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The

Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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                          MORE INFORMATION (continued)

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PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified

Plans, other investment companies or other permitted investors. Certain

Portfolios may not be available as investment options in your Variable

Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account,

investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Each Portfolio's shares may be purchased by other investment companies,

including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management.

For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Advisers and Sub-Advisers will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios'

administrator has agreements which require such intermediaries to provide detailed account information including trading history, upon request of the

Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent,

short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a

Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each

Adviser or a Sub-Adviser to invest assets in an orderly, long-term manner.

Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios'

performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a

Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV,

investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage

                                      103

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                          MORE INFORMATION (continued)

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opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such

"stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities,

such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares,

which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a

Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI.

Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios'

website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

                                      104

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                                NET ASSET VALUE

--------------------------------------------------------------------------------

The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days.

The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the

Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest,

approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the

Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

o  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

o  Securities of an issuer that has entered into a restructuring;

o  Securities whose trading has been halted or suspended;

o  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

o  Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each

Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the

Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios,

it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

                                      105

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                          MANAGEMENT OF THE PORTFOLIOS

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ADVISERS


DSL, a Delaware limited liability company, and ING Investments, an Arizona limited liability company, serve as the investment adviser to each of their respective Portfolios. DSL and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSL and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios. DSL and ING Investments are registered with the SEC as investment advisers and DSL is registered with the FINRA as a broker-dealer.


On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.


DSL and ING Investments are indirect, wholly-owned subsidiaries of ING Groep

N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in

Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed approximately $47.4 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody

Drive, West Chester, PA 19380. ING Investments began investment management in

April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona

85258. As of December 31, 2007, ING Investments had approximately $54 billion in registered investment company assets.

DSL and ING Investments has engaged one or more sub-advisers to provide day-to-day management of each Portfolio's portfolio. Some of these sub-advisers are affiliates of DSL and ING Investments, and some are independent.

DSL and ING Investments, subject to the supervision of the Board, each act as a

"manager-of-managers" for their respective Portfolios. DSL and ING Investments delegate to the sub-adviser of their respective Portfolios the responsibility for investment management, subject to DSL and ING Investment's oversight. DSL and ING Investments is responsible for monitoring the investment program and performance of the sub-advisers of their respective Portfolios. From time to time, DSL and ING Investments may also recommend the appointment of additional or replacement of non-affiliated sub-advisers to their respective Portfolios'

Board. It is not expected that DSL and ING Investments would normally recommend replacement of affiliated sub-advisers as part of their oversight responsibilities. The Portfolios and DSL and ING Investments have received exemptive relief from the SEC to permit DSL and ING Investments, with the approval of the Portfolios' Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, without submitting the contract to a vote, of the Portfolios'

shareholders. A Portfolio will notify shareholders of any change in the identity of a sub-adviser of a Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either DSL and ING Investments or the Portfolios' Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL and ING Investments may assume day-to-day investment management of the Portfolios.


                                      106

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                    MANAGEMENT OF THE PORTFOLIOS (continued)

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ADVISORY FEES

DSL or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual advisory fee paid by each

Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:


                                                     ADVISORY FEES

PORTFOLIO                               (AS A % OF AVERAGE DAILY NET ASSETS)

ING Disciplined Small Cap Value                         0.55%

ING Evergreen Health Sciences                           0.75%

ING Evergreen Omega                                     0.60%

ING Global Real Estate                                  0.80%

ING Global Resources                                    0.64%

ING International Growth Opportunities                  1.00%

ING Janus Contrarian                                    0.74%

ING JPMorgan Emerging Markets Equity                    1.25%

ING JPMorgan Small Cap Core Equity                      0.87%

ING JPMorgan Value Opportunities                        0.40%

ING Julius Baer Foreign                                 0.87%

ING Legg Mason Value                                    0.74%

ING Limited Maturity Bond                               0.27%

ING Marsico Growth                                      0.77%

ING Marsico International Opportunities                 0.54%

ING MFS Total Return                                    0.64%

ING MFS Utilities                                       0.60%

ING Oppenheimer Main Street(Reg. TM)                    0.64%

ING PIMCO Core Bond                                     0.57%

ING PIMCO High Yield                                    0.49%

ING Pioneer Equity Income(1)                            0.65%

ING Pioneer Fund                                        0.73%

ING Pioneer Mid Cap Value                               0.64%

ING VP Index Plus International Equity                  0.45%



     (1)   Because the Portfolio had not had a full calendar year of operations as of December 31, 2007, the advisory fee for the Portfolio reflects the current contract rate.

For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios'

(except ING Pioneer Equity Income Portfolio) annual shareholder report dated

December 31, 2007. For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, for ING Pioneer

Equity Income Portfolio, please refer to the Portfolio's semi-annual shareholder report dated June 30, 2007.


                                      107

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                            TAXES AND DISTRIBUTIONS

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Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain.

Each Portfolio also intends to comply with the diversification requirements of

Section 817(h) of the Code and the underlying regulations for Variable

Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

Since the sole shareholders of a Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF

YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS

FOR THE VARIABLE CONTRACT.

                                      108

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                 PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

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

ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity

Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Marsico

International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Pioneer

Equity Income Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value

Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by IIMA, ING CRES, JPMorgan, Marsico, MFS or Pioneer.


While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable

Funds would be negatively impacted if the total operating expenses of the

Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each

Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT

REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE

INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD

REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE

STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE

INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE

PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each

Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable

Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable

Funds for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmarks.(1)





                                                                                     10 YEARS

                                                                                    (OR SINCE

                                                          1 YEAR  3 YEARS  5 YEARS  INCEPTION)


ING Global Real Estate Fund- Class A (IGLAX) .........  (6.87)%   14.27%   23.50%   20.79%(2)

(Comparable to ING Global Real Estate Portfolio)

S&P/Citigroup World Property Industry Index ..........  (7.23)%   14.31%   23.53%   20.32%(3)

ING Index Plus International Equity Fund - Class A       7.38%        -        -    15.12%(4)

  (IFIAX)

(Comparable to ING VP Index Plus International Equity

Portfolio)

MSCI EAFE(Reg. TM) Index .............................  11.17%    16.83%   21.59%    8.37%(5)

JPMorgan Emerging Markets Fund - Class A (JFAMX) .....  36.54%    32.78%   36.82%   30.70%(6)

(Comparable to ING JPMorgan Emerging Markets Equity

Portfolio)

MSCI Emerging Market IndexSM .........................  39.39%    35.15%   37.02%   32.24%(7)

JPMorgan Value Opportunities Fund - Class A (JVOAX) ..  (1.49)%    6.98%   13.72%    8.86%(8)

(Comparable to ING JPMorgan Value Opportunities

Portfolio)

Russell 1000(Reg. TM) Value Index ....................  (0.17)%    9.32%   14.63%   11.92%(9)

Marsico International Opportunities Fund (MIOFX) .....  20.47%    21.17%   24.13%   11.17%(10)




                                      109

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           PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS (continued)

--------------------------------------------------------------------------------





                                                                                      10 YEARS

                                                                                     (OR SINCE

                                                          1 YEAR  3 YEARS  5 YEARS  INCEPTION)


(Comparable to ING Marsico International

Opportunities Portfolio)

MSCI EAFE(Reg. TM) Index .............................  11.17%   16.83%   21.59%     6.20%(11)

MFS Utilities Fund - Class A (MMUFX) .................  27.58%   25.16%   28.19%    12.56%

(Comparable to ING MFS Utilities Portfolio)

S&P 500(Reg. TM) Utilities Index .....................  19.25%   19.02%   21.44%     7.75%

Merrill Lynch U.S. High Yield BB-B Rated Index .......   3.19%    5.25%    9.51%     5.55%

Pioneer Equity Income Fund - Class A (PEQIX) .........   0.07%    9.18%   13.35%     6.94%

(Comparable to ING Pioneer Equity Income Portfolio)

Pioneer Equity Income Portfolio VCT I ................   0.07%    9.18%   13.35%     6.94%

(Comparable to ING Pioneer Equity Income Portfolio)

Russell 1000(Reg. TM) Value Index ....................  (0.17)%   9.32%   14.63%    11.92%

Pioneer Fund - Class A (PIODX) .......................   4.70%    9.04%   12.51%     6.67%

(Comparable to ING Pioneer Fund Portfolio)

S&P 500(Reg. TM) Index ...............................   5.49%    8.62%   12.83%     5.91%

Pioneer Mid Cap Value Fund - Class A (PCGRX) .........   5.31%    8.40%   16.23%     9.54%

(Comparable to ING Pioneer Mid Cap Value Portfolio)

Russell Midcap(Reg. TM) Value Index ..................  (1.42)%  10.11%   17.92%    10.18%





(1)   The S&P/Citigroup World Property Industry is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities. The MSCI

      EAFE(Reg. TM) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The Russell

      1000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(Reg. TM) Utilities

      Index measures the performance of the utilities sector. The S&P 500(Reg.

      TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United

      States. The Russell Midcap(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The

      Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and B by Moody's or S&P.

(2)   Fund commenced operations on November 5, 2001.

(3)   Index return is for period beginning November 1, 2001.

(4)   Fund commenced operations on December 21, 2005.

(5)   Index return is for period beginning January 1, 2006.

(6)   Fund commenced operations on September 28, 2001.

(7)   Index return is for period beginning October 1, 2001.

(8)   Fund commenced operations on December 31, 2001.

(9)   Index return is for period beginning January 1, 2002.

(10)  Fund commenced operations on June 30, 2000.

(11)  Index return is for period beginning July 1, 2000.


                                      110

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                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's ADV Class shares' financial performance for the past 5 years

(or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. The information has been derived from the Portfolios' financial statements, which have been audited by

KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.


Because the ADV Class shares of ING Disciplined Small Cap Value had not commenced operations as of December 31, 2007 (the Portfolio's fiscal year end),

audited financial highlights are presented for Class I shares of the Portfolio.

--------------------------------------------------------------------------------

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO





                                                                         CLASS I

                                                               ___________________________

                                                                 YEAR ENDED    APRIL 28,

                                                                DECEMBER 31,   2006(1) TO

                                                               _____________  DECEMBER 31,

                                                                    2007          2006

                                                               _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $           10.97        10.00

Income (loss) from investment operations:

Net investment income                                    $           0.22*         0.11

Net realized and unrealized gain (loss) on investments   $          (1.75)         0.86

Total from investment operations                         $          (1.53)         0.97

Less distributions from:

Net investment income                                    $           0.04            -

Net realized gains on investments                        $           0.05            -

Total distributions                                      $           0.09            -

Net asset value, end of period                           $           9.35         10.97

TOTAL RETURN(2)                                          %         (14.09)         9.70

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $        191,824       61,423

Ratios to average net assets:

Expenses(3)(4)                                           %           0.68          0.75

Net investment income(3)(4)                              %           2.06          1.86

Portfolio turnover rate                                  %            173          163




--------------------------------------------------------------------------------

(1)   Commencement of operations.


(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses, (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      ING Investments, LLC within three years of being incurred.


*     Calculated using average number of shares outstanding throughout the period.


                                      111


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


ING EVERGREEN HEALTH SCIENCES PORTFOLIO






                                                                       ADV CLASS

                                                              ___________________________

                                                                YEAR ENDED   DECEMBER 29,

                                                               DECEMBER 31,   2006(1) TO

                                                              _____________  DECEMBER 31,

                                                                   2007          2006

                                                              _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          12.17         12.17

Income (loss) from investment operations:

Net investment loss                                     $         (0.02)        (0.00)*

Net realized and unrealized gain on investments and     $           0.99            -

  foreign currency related transactions

Total from investment operations                        $           0.97        (0.00)*

Less distributions from:

Net investment income                                   $           0.04            -

Net realized gains on investments                       $           0.46            -

Total distributions                                     $           0.50            -

Net asset value, end of period                          $          12.64         12.17

TOTAL RETURN(2)                                         %           8.13            -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $             1             1

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           1.50          1.52

  commission recapture(3)

Net expenses after expense waiver and prior to          %           1.35          1.37

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage         %           1.33          1.35

  commission recapture(3)(4)

Net investment loss after expense waiver and            %         (0.16)        (1.35)

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                 %            81            37




--------------------------------------------------------------------------------

(1)   Commencement of operations.


(2)   Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Amount is more than $(0.005).


--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO





                                                                        ADV CLASS

                                                              ______________________________

                                                                YEAR ENDED    DECEMBER 29,

                                                               DECEMBER 31,    2006(1) TO

                                                              _____________   DECEMBER 31,

                                                                   2007           2006

                                                              _____________ ________________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          11.52           11.52

Income (loss) from investment operations:

Net investment loss                                     $         (0.03)*         (0.00)**

Net realized and unrealized gain on investments         $           1.31              -

Total from investment operations                        $           1.28          (0.00)**

Less distributions from:

Net investment income                                   $           0.04              -

Net realized gains on investments                       $           0.11              -

Total distributions                                     $           0.15              -

Net asset value, end of period                          $          12.65           11.52

TOTAL RETURN(2)                                         %          11.09              -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $             1               1

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           1.35            1.35

  commission recapture(3)

Net expenses after expense waiver and prior to          %           1.20            1.20

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage         %           1.19            1.18

  commission recapture(3)(4)

Net investment loss after expense waiver and            %         (0.20)          (1.18)

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                 %            30             123




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.

**    Amount is more than $(0.005).


                                      112


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING GLOBAL REAL ESTATE PORTFOLIO





                                                                        ADV CLASS

                                                               ___________________________

                                                                 YEAR ENDED    APRIL 28,

                                                                DECEMBER 31,   2006(1) TO

                                                               _____________  DECEMBER 31,

                                                                    2007          2006

                                                               _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $         13.34         11.05

Income (loss) from investment operations:

Net investment income                                    $          0.07*         0.09*

Net realized and unrealized gain (loss) on               $         (1.08)         2.54

  investments and foreign currency related transactions

Total from investment operations                         $         (1.01)         2.63

Less distributions from:

Net investment income                                    $          0.20          0.24

Net realized gains on investments                        $          0.01          0.10

Return of capital                                        $          0.04             -

Total distributions                                      $          0.25          0.34

Net asset value, end of period                           $         12.08         13.34

TOTAL RETURN(2)                                          %         (7.63)        23.82

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $             1             1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)                %          1.72          1.83

Net expenses after expense waiver(3)(4)(5)               %          1.50          1.52

Net investment income after expense waiver(3)(4)(5)      %          0.50          1.08

Portfolio turnover rate                                  %            58            37




--------------------------------------------------------------------------------

(1)   Commencement of operations.


(2)   Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.


(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.


(5)   The Adviser has agreed to limit expenses, (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      ING Investments, LLC within three years of being incurred.


*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO





                                                                         ADV CLASS

                                                               ______________________________

                                                                 YEAR ENDED    DECEMBER 18,

                                                                DECEMBER 31,    2006(1) TO

                                                               _____________   DECEMBER 31,

                                                                    2007           2006

                                                               _____________ ________________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          21.64           21.75

Income (loss) from investment operations:

Net investment income (loss)                             $           0.30*         (0.00)**

Net realized and unrealized gain (loss) on               $           6.51          (0.11)

  investments and foreign currency related transactions

Total from investment operations                         $           6.81          (0.11)

Less distributions from:

Net investment income                                    $           0.03              -

Net realized gains on investments                        $           2.49              -

Total distributions                                      $           2.52              -

Net asset value, end of period                           $          25.93           21.64

TOTAL RETURN(2)                                          %          32.81          (0.51)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $          1,880            181

Ratios to average net assets:

Gross expenses prior to expense waiver(3)                %           1.39            1.40

Net expenses after expense waiver(3)(4)                  %          1.24 +           1.25

Net investment income (loss) after expense               %          1.26 +         (0.79)

  waiver(3)(4)

Portfolio turnover rate                                  %            166            159




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.

**    Amount is more than $(0.005).

+     Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.


                                      113


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO






                                                                      ADV CLASS

                                                             ___________________________

                                                               YEAR ENDED   DECEMBER 29,

                                                              DECEMBER 31,   2006(1) TO

                                                             _____________  DECEMBER 31,

                                                                  2007          2006

                                                             _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $         10.70          10.70

Income (loss) from investment operations:

Net investment income (loss)                           $          0.03         (0.00)*

Net realized and unrealized gain on investments and    $          1.76             -

  foreign currency related transactions

Total from investment operations                       $          1.79         (0.00)*

Less distributions from:

Net investment income                                  $          0.16             -

Net realized gains on investments                      $          2.12             -

Total distributions                                    $          2.28             -

Net asset value, end of period                         $         10.21          10.70

TOTAL RETURN(2)                                        %         17.74             -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $             1             1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)              %          1.76           1.77

Net expenses after expense waiver(3)(4)                %          1.61**         1.62

Net investment income (loss) after expense             %          0.32**       (1.62)

  waiver(3)(4)

Portfolio turnover rate                                %           135           148




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Amount is more than $(0.005).

**    Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.


--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO





                                                                         ADV CLASS

                                                               ______________________________

                                                                 YEAR ENDED    DECEMBER 29,

                                                                DECEMBER 31,    2006(1) TO

                                                               _____________   DECEMBER 31,

                                                                    2007           2006

                                                               _____________ ________________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $     14.81                14.81

Income (loss) from investment operations:

Net investment income (loss)                             $     0.00*, **           (0.00)**

Net realized and unrealized gain on investments,         $      3.07                   -

foreign currency related transactions and written

  options

Total from investment operations                         $      3.07               (0.00)**

Less distributions from:

Net realized gains on investments                        $      0.30                   -

Total distributions                                      $      0.30                   -

Net asset value, end of period                           $     17.58                14.81

TOTAL RETURN(2)                                          %     20.80                   -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $        2                    1

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage     %      1.49                 1.53

  commission recapture(3)

Net expenses after expense waiver and prior to           %      1.34                 1.38

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage          %      1.32                 1.38

  commission recapture(3)(4)

Net investment income (loss) after expense waiver and    %      0.01               (1.38)

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                  %      112                   34




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.

**    Amount is less than $0.005 or more than $(0.005).


                                      114


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO





                                                                         ADV CLASS

                                                              _______________________________

                                                                  YEAR ENDED      MARCH 23,

                                                                 DECEMBER 31,     2006(1) TO

                                                              _________________  DECEMBER 31,

                                                                     2007            2006

                                                              _________________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          19.42             15.99

Income (loss) from investment operations:

Net investment loss                                     $     (0.00)*, **           (0.02)

Net realized and unrealized gain on investments and     $       7.33                  3.75

  foreign currency related transactions

Total from investment operations                        $       7.33                  3.73

Less distributions from:

Net investment income                                   $       0.27                  0.11

Net realized gains on investments                       $       0.05                  0.19

Total distributions                                     $       0.32                  0.30

Net asset value, end of period                          $      26.43                 19.42

TOTAL RETURN(2)                                         %      38.02                 23.74

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $     5,040                   431

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %       2.00                  2.01

  commission recapture(3)

Net expenses after expense waiver and prior to          %       1.85                  1.86

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage         %       1.85                  1.86

  commission recapture(3)(4)

Net investment loss after expense waiver and            %     (0.00)**              (0.36)

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                 %        15                     5




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Calculated using average number of shares outstanding throughout the period.

**    Amount is more than $(0.005) or (0.005)%.


--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO





                                                                                      ADV CLASS

                                                                ______________________________________________________

                                                                              YEAR ENDED                   AUGUST 12,

                                                                             DECEMBER 31,                  2004(1) TO

                                                                _______________________________________   DECEMBER 31,

                                                                    2007         2006          2005           2004

                                                                ___________  ___________  _____________  _____________


PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                     $         14.10         12.44         13.34          10.76

Income (loss) from investment operations:

Net investment income (loss)                             $          0.03*       (0.01)        (0.03)*        (0.02)

Net realized and unrealized gain (loss) on               $         (0.23)         2.00          0.44           2.61

  investments and futures

Total from investment operations                         $         (0.20)         1.99          0.41           2.59

Less distributions from:

Net investment income                                    $          0.02            -             -              -

Net realized gains on investments                        $          0.79          0.33          1.31           0.01

Total distributions                                      $          0.81          0.33          1.31           0.01

Net asset value, end of period                           $         13.09         14.10         12.44          13.34

TOTAL RETURN(2)                                          %         (2.09)        16.24          3.37          24.11

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $         2,602        1,954           746            260

Ratio to average net assets:

Gross expenses prior to expense waiver and brokerage     %          1.63          1.63          1.64           1.49

  commission recapture(3)

Net expenses after expense waiver and prior to           %          1.45          1.46          1.49           1.49

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage          %          1.45          1.46          1.48           1.49

  commission recapture(3)(4)

Net investment income (loss) after expense waiver and

brokerage commission

recapture(3)(4)                                           %          0.23        (0.04)        (0.21)         (0.38)

Portfolio turnover rate                                  %            47           43            57            147




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


                                      115


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO





                                                                        ADV CLASS

                                                               ___________________________

                                                                 YEAR ENDED     MAY 30,

                                                                DECEMBER 31,   2006(1) TO

                                                               _____________  DECEMBER 31,

                                                                    2007          2006

                                                               _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $         12.64         11.02

Income (loss) from investment operations:

Net investment income                                    $          0.15*         0.09*

Net realized and unrealized gain (loss) on investments   $         (0.27)         1.76

Total from investment operations                         $         (0.12)         1.85

Less distributions from:

Net investment income                                    $          0.17          0.09

Net realized gains on investments                        $          0.72          0.14

Total distributions                                      $          0.89          0.23

Net asset value, end of period                           $         11.63         12.64

TOTAL RETURN(2)                                          %         (1.62)        16.99

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $            15             9

Ratios to average net assets:

Gross expenses prior to expense waiver(3)                %          1.29          1.30

Net expenses after expense waiver(3)(4)(5)               %          1.13          1.13

Net investment income after expense waiver(3)(4)(5)      %          1.20          0.90

Portfolio turnover rate                                  %            84            90




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.


(5)   The Adviser has agreed to limit expenses, (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.


*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO





                                                                        ADV CLASS

                                                               ___________________________

                                                                 YEAR ENDED    APRIL 28,

                                                                DECEMBER 31,   2006(1) TO

                                                               _____________  DECEMBER 31,

                                                                    2007          2006

                                                               _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          16.81        15.39

Income (loss) from investment operations:

Net investment income (loss)                             $           0.01        (0.04)*

Net realized and unrealized gain on investments and      $           2.66         1.46

  foreign currency related transactions

Total from investment operations                         $           2.67         1.42

Less distributions from:

Net investment income                                    $           0.05            -

Net realized gains on investments                        $           1.21         0.00**

Total distributions                                      $           1.26         0.00**

Net asset value, end of period                           $          18.22        16.81

TOTAL RETURN(2)                                          %          16.04         9.24

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $         6,491           460

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage     %           1.62         1.64

  commission recapture(3)

Net expenses after expense waiver and prior to           %           1.47         1.49

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage          %           1.47         1.48

  commission recapture(3)(4)

Net investment income (loss) after expense waiver and    %           0.08        (0.52)

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                  %            77            62




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

                                      116


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO





                                                                               ADV CLASS

                                                                _______________________________________

                                                                       YEAR ENDED           APRIL 11,

                                                                      DECEMBER 31,          2005(1) TO

                                                                ________________________   DECEMBER 31,

                                                                    2007         2006          2005

                                                                ___________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          11.20        10.59          9.55

Income (loss) from investment operations:

Net investment loss                                      $         (0.06)       (0.04)        (0.06)*

Net realized and unrealized gain (loss) on               $         (0.63)         0.68          1.12

  investments and foreign currency related transactions

Total from investment operations                         $         (0.69)         0.64          1.06

Less distributions from:

Net realized gains on investments                        $           0.14         0.03          0.02

Total distributions                                      $           0.14         0.03          0.02

Net asset value, end of period                           $          10.37        11.20         10.59

TOTAL RETURN(2)                                          %         (6.30)         6.12         11.11

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $         6,190        7,427         2,653

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage     %           1.49         1.53          1.54

  commission recapture(3)

Net expenses after expense waiver and prior to           %           1.34         1.38          1.39

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage          %           1.33         1.37          1.39

  commission recapture(3)(4)

Net investment loss after expense waiver and             %         (0.47)       (0.53)        (0.60)

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                  %            28           11            11




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO





                                                                      ADV CLASS

                                                             ___________________________

                                                               YEAR ENDED    APRIL 28,

                                                              DECEMBER 31,   2006(1) TO

                                                             _____________  DECEMBER 31,

                                                                  2007          2006

                                                             _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $          10.66        10.80

Income from investment operations:

Net investment income                                  $           0.45         0.28*

Net realized and unrealized gain on investments and    $           0.10         0.00**

  futures

Total from investment operations                       $           0.55         0.28

Less distributions from:

Net investment income                                  $           0.20         0.42

Total distributions                                    $           0.20         0.42

Net asset value, end of period                         $          11.01        10.66

TOTAL RETURN(2)                                        %           5.23         2.68

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $             1             1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)              %           1.02         1.03

Net expenses after expense waiver(3)(4)                %          0.87+        0.88 +

Net investment income after expense waiver(3)(4)       %          4.19+        3.84 +

Portfolio turnover rate                                %           439           352




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Calculated using average number of shares outstanding throughout the period.

**    Amount is less than $0.005.

+     Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and the net investment income ratio.


                                      117


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO





                                                                                          ADV CLASS

                                                              __________________________________________________________________

                                                                                                                    AUGUST 1,

                                                                           YEAR ENDED DECEMBER 31,                 2003(1) TO

                                                              _________________________________________________   DECEMBER 31,

                                                                  2007        2006         2005         2004          2003

                                                              ___________ ___________ _____________ ___________ ________________


PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                    $         16.42       15.70        14.47        12.90          12.92

Income (loss) from investment operations:

Net investment income (loss)                            $          0.06      (0.04)       (0.06)*      (0.02)         (0.00)**

Net realized and unrealized gain (loss) on

investments and foreign currency

related transactions                                     $          2.20        0.76         1.29         1.59         (0.02)

Total from investment operations                        $          2.26        0.72         1.23         1.57         (0.02)

Net asset value, end of period                          $         18.68       16.42        15.70        14.47          12.90

TOTAL RETURN(2)                                         %         13.76        4.59         8.50        12.17         (0.15)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $       14,649      11,394        6,456        1,784             35

Ratio to average net assets:

Gross expenses prior to expense waiver and brokerage    %          1.52        1.52         1.51         1.38           0.99

  commission recapture(3)

Net expenses after expense waiver and prior to

brokerage commission

recapture(3)(4)                                          %          1.37        1.37         1.36         1.38           0.99

Net expenses after expense waiver and brokerage         %          1.37        1.36         1.34         1.35           0.97

  commission recapture(3)(4)

Net investment income (loss) after expense waiver and

brokerage commission

recapture(3)(4)                                          %          0.34      (0.34)       (0.41)       (0.28)         (0.93)

Portfolio turnover rate                                 %           51          64           72           72             82




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.

**    Amount is more than $(0.005).


--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO





                                                                      ADV CLASS

                                                             ___________________________

                                                               YEAR ENDED   JANUARY 20,

                                                              DECEMBER 31,   2006(1) TO

                                                             _____________  DECEMBER 31,

                                                                  2007          2006

                                                             _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $         15.22          12.77

Income from investment operations:

Net investment income                                  $          0.14*          0.04

Net realized and unrealized gain on investments and    $          2.81           2.46

  foreign currency related transactions

Total from investment operations                       $          2.95           2.50

Less distributions from:

Net investment income                                  $          0.11           0.01

Net realized gains on investments                      $          1.07           0.04

Total distributions                                    $          1.18           0.05

Net asset value, end of period                         $         16.99          15.22

TOTAL RETURN(2)                                        %         20.19          19.63

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $        15,698        17,507

Ratios to average net assets:

Gross expenses prior to expense waiver(3)              %          1.47           1.48

Net expenses after expense waiver(3)(4)(5)             %          1.28           1.28

Net investment income after expense waiver(3)(4)(5)    %          0.88           0.34

Portfolio turnover rate                                %           111           103




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Investment Adviser has agreed to limit expenses (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.



(5)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Calculated using average number of shares outstanding throughout the period.


                                      118


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO





                                                                                           ADV CLASS

                                                               _________________________________________________________________

                                                                                   YEAR ENDED                        AUGUST 1,

                                                                                  DECEMBER 31,                       2003(1) TO

                                                               __________________________________________________   DECEMBER 31,

                                                                   2007         2006         2005         2004          2003

                                                               ___________  ___________  ___________  ___________  _____________


PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                    $          18.78       18.05        18.67        17.19          16.82

Income from investment operations:

Net investment income                                   $           0.40        0.40*        0.36*        0.39*          0.01

Net realized and unrealized gain on investments and

foreign currency related

transactions                                             $           0.31        1.57         0.09         1.47           0.45

Total from investment operations                        $           0.71        1.97         0.45         1.86           0.46

Less distributions from:

Net investment income                                   $           0.48        0.40         0.41         0.38           0.09

Net realized gains on investments                       $           1.02        0.84         0.66            -             -

Total distributions                                     $           1.50        1.24         1.07         0.38           0.09

Net asset value, end of period                          $          17.99       18.78        18.05        18.67          17.19

TOTAL RETURN(2)                                         %           3.61       11.55         2.53        10.83           2.77

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $         6,428        6,428        5,839        3,159             1

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           1.39        1.39         1.40         1.24           1.05

  commission recapture(3)

Net expenses after expense waiver and prior to

brokerage commission

recapture(3)(4)                                          %           1.24        1.24         1.25         1.23           1.04

Net expenses after expense waiver and brokerage         %           1.23        1.23         1.25         1.23           1.04

  commission recapture(3)(4)

Net investment income after expense waiver and

brokerage commission

recapture(3)(4)                                          %           2.12        2.28         1.98         2.08           1.85

Portfolio turnover rate                                 %            60           44           51           66            57




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO





                                                                       ADV CLASS

                                                              ___________________________

                                                                YEAR ENDED     JULY 18,

                                                               DECEMBER 31,   2006(1) TO

                                                              _____________  DECEMBER 31,

                                                                   2007          2006

                                                              _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $         14.54          11.95

Income from investment operations:

Net investment income                                   $          0.29*          0.05

Net realized and unrealized gain on investments and     $          3.59           2.54

  foreign currency related transactions

Total from investment operations                        $          3.88           2.59

Less distributions from:

Net investment income                                   $          0.14             -

Net realized gains on investments                       $          0.54             -

Total distributions                                     $          0.68             -

Net asset value, end of period                          $         17.74          14.54

TOTAL RETURN(2)                                         %         26.97          21.67

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $           987            86

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %          1.52           1.54

  commission recapture(3)

Net expenses after expense waiver and prior to          %          1.37           1.39

  brokerage commission recapture(3)(4)(5)

Net expenses after expense waiver and brokerage         %          1.34           1.37

  commission recapture(3)(4)(5)

Net investment income after expense waiver and          %          1.73           1.23

  brokerage commission recapture(3)(4)(5)

Portfolio turnover rate                                 %            81            93




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



(5)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.

*     Calculated using average number of shares outstanding throughout the period.


                                      119


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(Reg. TM)





                                                                       ADV CLASS

                                                              ___________________________

                                                                YEAR ENDED    APRIL 28,

                                                               DECEMBER 31,   2006(1) TO

                                                              _____________  DECEMBER 31,

                                                                   2007          2006

                                                              _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          19.63         18.45

Income from investment operations:

Net investment income                                   $           0.13          0.06

Net realized and unrealized gain on investments and     $           0.63          1.36

  foreign currency related transactions

Total from investment operations                        $           0.76          1.42

Less distributions from:

Net investment income                                   $           0.17          0.24

Total distributions                                     $           0.17          0.24

Net asset value, end of period                          $          20.22         19.63

TOTAL RETURN(2)                                         %           3.84          7.85

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $             1             1

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           1.39          1.39

  commission recapture(3)

Net expenses after expense waiver and prior to          %           1.24          1.24

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage         %           1.24          1.24

  commission recapture(3)(4)

Net investment income after expense waiver and          %           0.68          0.67

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                 %           103            90




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.


--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO





                                                                   ADV CLASS

                                                          ___________________________

                                                            YEAR ENDED    APRIL 28,

                                                           DECEMBER 31,   2006(1) TO

                                                          _____________  DECEMBER 31,

                                                               2007          2006

                                                          _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $          10.82        10.63

Income from investment operations:

Net investment income                               $           0.44         0.28*

Net realized and unrealized gain on investments,

foreign currency related transactions, futures  ,

options and

swaps                                                $           0.43         0.22

Total from investment operations                    $           0.87         0.50

Less distributions from:

Net investment income                               $           0.40         0.31

Total distributions                                 $           0.40         0.31

Net asset value, end of period                      $          11.29        10.82

TOTAL RETURN(2)                                     %           8.32         4.84

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                   $             1             1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)           %           1.32         1.33

Net expenses after expense waiver(3)(4)             %           1.17         1.18

Net investment income after expense waiver(3)(4)    %           4.08         3.53

Portfolio turnover rate                             %           803           750




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


                                      120


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO





                                                                       ADV CLASS

                                                              ___________________________

                                                                YEAR ENDED     MAY 22,

                                                               DECEMBER 31,   2006(1) TO

                                                              _____________  DECEMBER 31,

                                                                   2007          2006

                                                              _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          10.32         10.14

Income (loss) from investment operations:

Net investment income                                   $           0.66          0.39

Net realized and unrealized gain (loss) on              $         (0.41)          0.19

investments, foreign currency related transactions  ,

  options and swaps

Total from investment operations                        $           0.25          0.58

Less distributions from:

Net investment income                                   $           0.64          0.31

Net realized gain on investments                        $           0.05          0.09

Total distributions                                     $           0.69          0.40

Net asset value, end of period                          $           9.88         10.32

TOTAL RETURN(2)                                         %           2.46          5.83

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $           315             3

Ratios to average net assets:

Gross expenses prior to expense waiver(3)               %           1.25          1.25

Net expenses after expense waiver(3)(4)                 %           1.10          1.10

Net investment income after expense waiver(3)(4)        %           6.49          6.47

Portfolio turnover rate                                 %           153            72




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.


--------------------------------------------------------------------------------

ING PIONEER EQUITY INCOME PORTFOLIO





                                                                  ADV CLASS

                                                                _____________

                                                                   MAY 11,

                                                                  2007(1) TO

                                                                 DECEMBER 31,

                                                                     2007

                                                                _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $             10.00

Income (loss) from investment operations:

Net investment income                                  $              0.15

Net realized and unrealized loss on investments        $            (0.89)

Total from investment operations                       $            (0.74)

Less distributions from:

Net investment income                                  $              0.08

Total distributions                                    $              0.08

Net asset value, end of period                         $              9.18

TOTAL RETURN(2)                                          %          (7.39)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $                1

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage     %            1.53

  commission recapture(3)

Net expenses after expense waiver and prior to           %            1.29

  brokerage commission recapture(3)(4)(5)

Net expenses after expense waiver and brokerage          %            1.28

  commission recapture(3)(4)(5)

Net investment income after expense waiver and           %            2.35

  brokerage commission recapture(3)(4)(5)

Portfolio turnover rate                                  %             20




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Adviser has agreed to limit expenses, (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.

(5)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. there is no guarantee that his waiver will continue after this date.


                                      121


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO





                                                                         ADV CLASS

                                                               ______________________________

                                                                 YEAR ENDED    DECEMBER 29,

                                                                DECEMBER 31,    2006(1) TO

                                                               _____________   DECEMBER 31,

                                                                    2007           2006

                                                               _____________ ________________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $         12.89            12.89

Income (loss) from investment operations:

Net investment income (loss)                             $          0.08*          (0.00)**

Net realized and unrealized gain on investments and      $          0.52               -

  foreign currency related transactions

Total from investment operations                         $          0.60           (0.00)**

Less distributions from:

Net investment income                                    $          0.16               -

Net realized gains on investments                        $          0.31               -

Total distributions                                      $          0.47               -

Net asset value, end of period                           $         13.02            12.89

TOTAL RETURN(2)                                          %          4.51               -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $             1               1

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage     %          1.49             1.51

  commission recapture(3)

Net expenses after expense waiver and brokerage          %          1.29             1.31

  commission recapture(3)(4)(5)

Net investment income (loss) after expense waiver and    %          0.61           (1.31)

  brokerage commission recapture(3)(4)(5)

Portfolio turnover rate                                  %            24              19




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.


(5)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.

**    Amount is more than $(0.005).


--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO





                                                                         ADV CLASS

                                                               ______________________________

                                                                 YEAR ENDED    DECEMBER 29,

                                                                DECEMBER 31,    2006(1) TO

                                                               _____________   DECEMBER 31,

                                                                    2007           2006

                                                               _____________ ________________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $         12.30            12.30

Income (loss) from investment operations:

Net investment income (loss)                             $          0.03*          (0.00)**

Net realized and unrealized gain on investments          $          0.64               -

Total from investment operations                         $          0.67           (0.00)**

Less distributions from:

Net investment income                                    $          0.10               -

Net realized gains on investments                        $          0.65               -

Total distributions                                      $          0.75               -

Net asset value, end of period                           $         12.22            12.30

TOTAL RETURN(2)                                          %          4.91               -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $             1               1

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage     %          1.39             1.39

  commission recapture(3)

Net expenses after expense waiver and prior to           %          1.24             1.24

  brokerage commission recapture(3)(4)(5)

Net expenses after expense waiver and brokerage          %          1.24             1.24

  commission recapture(3)(4)(5)

Net investment income (loss) after expense waiver and    %          0.26           (1.24)

  brokerage commission recapture(3)(4)(5)

Portfolio turnover rate                                  %            65             109




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.


(5)   The Adviser has agreed to limit expenses (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.


*     Calculated using average number of shares outstanding throughout the period.

**    Amount is more than $(0.005).


                                      122


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO





                                                                               ADV CLASS

                                                               __________________________________________

                                                                 YEAR ENDED   DECEMBER 20,    APRIL 12,

                                                                DECEMBER 31,   2006(6) TO     2006(1) TO

                                                               _____________  DECEMBER 31,     JULY 11,

                                                                    2007          2006         2006(6)

                                                               _____________ ______________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          13.08         13.36         11.76

Income (loss) from investment operations:

Net investment income                                    $           0.21          0.01*         0.09

Net realized and unrealized gain (loss) on               $           0.79          0.10         (0.05)

  investments and foreign currency related transactions

Total from investment operations                         $           1.00          0.11          0.04

Less distributions from:

Net investment income                                    $             -           0.13          0.00**

Net realized gains on investments                        $           0.04          0.26          0.03

Total distributions                                      $           0.04          0.39          0.03

Net asset value, end of period                           $          14.04         13.08         11.77

TOTAL RETURN(2)                                          %           7.63          0.84          0.35

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $             1              1             5

Ratios to average net assets:

Gross expenses prior to expense waiver(3)                %           1.36          1.38          1.39

Net expenses after expense waiver(3)(4)(5)               %           1.15          1.15          1.15

Net investment income after expense waiver(3)(4)(5)      %           1.50          1.44          3.04

Portfolio turnover rate                                  %           188            155           155




--------------------------------------------------------------------------------


(1)   Commencement of operations.



(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.



(4)   The Investment Adviser has agreed to limit expenses (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.



(5)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution of fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



(6)   ADV Class commenced operations on April 12, 2006, fully redeemed on July

      11, 2006, and recommenced operations on December 20, 2006.



*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

                                      123


TO OBTAIN

MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investment is available in the

Portfolios' annual and semi-annual shareholder reports. In the annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or

to make inquiries about the Portfolios, please write to the Trust at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258, call 1-800-366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC

Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public

Reference Section, 100 F Street, NE Washington,  D.C. 20549-0102.

[GRAPHIC APPEARS HERE]

                                                          SEC FILE NO. 811-05629

04/28/08


ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2008

ADVISER CLASS

BOOK 2

BALANCED FUNDS

     ING Franklin Income Portfolio

     ING T. Rowe Price Capital Appreciation Portfolio

BOND FUND

     ING BlackRock Inflation Protected Bond Portfolio

INTERNATIONAL/GLOBAL FUNDS

     ING Templeton Global Growth Portfolio

     ING Van Kampen Global Franchise Portfolio

STOCK FUNDS

     ING AllianceBernstein Mid Cap Growth Portfolio

     ING BlackRock Large Cap Growth Portfolio


     ING BlackRock Large Cap Value Portfolio

     ING FMR(SM) Diversified Mid Cap Portfolio


     ING Franklin Mutual Shares Portfolio

     ING Lord Abbett Affiliated Portfolio

     ING T. Rowe Price Equity Income Portfolio

     ING Van Kampen Capital Growth Portfolio


     ING Van Kampen Growth and Income Portfolio


     ING Van Kampen Real Estate Portfolio

     ING Wells Fargo Disciplined Value Portfolio

     ING Wells Fargo Small Cap Disciplined Portfolio

FMRSM is a service mark of Fidelity Management & Research Company.

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN

[GRAPHIC APPEARS HERE]

ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER

CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU SHOULD READ IT

CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT

YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE

FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER

GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO

GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT

OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC")

HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER

THE INFORMATION IN THE PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE

SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY

AND RETAINED FOR FUTURE REFERENCE.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                    PAGE

INTRODUCTION

   ING Investors Trust ......................         3

   Adviser ..................................         3

   Portfolios and Sub-Advisers ..............         3

   Classes of Shares ........................         3

   Investing Through Your Variable

     Contract or Qualified Plan .............         3

   Why Reading this Prospectus is

     Important ..............................         3

DESCRIPTION OF THE PORTFOLIOS

   ING AllianceBernstein Mid Cap Growth

     Portfolio ..............................         4

   ING BlackRock Inflation Protected

     Bond Portfolio .........................         8

   ING BlackRock Large Cap Growth

     Portfolio ..............................        11

   ING BlackRock Large Cap Value

     Portfolio ..............................        15

   ING FMRSM Diversified Mid Cap

   ING T. Rowe Price Capital Appreciation

     Portfolio ..............................        32

   ING T. Rowe Price Equity Income

     Portfolio ..............................        36

   ING Templeton Global Growth

     Portfolio ..............................        39

   ING Van Kampen Capital Growth

    Portfolio ..............................        42

   ING Van Kampen Global Franchise

     Portfolio ..............................        46

   ING Van Kampen Growth and Income

     Portfolio ..............................        49

   ING Van Kampen Real Estate Portfolio......        52

   ING Wells Fargo Disciplined Value

     Portfolio ..............................        56

                                                    PAGE

   ING Wells Fargo Small Cap Disciplined

MORE INFORMATION

   Percentage and Rating Limitations ........        73

   A Word about Portfolio Diversity .........        73

   Fundamental Investment Policies ..........        73

   Non-Fundamental Investment Policies ......        73

   Additional Information about the

   Shareholder Services and Distribution

     Plan ...................................        74

   How ING Compensates Entities

     Offering Its Portfolios as Investment

     Options in Their Investment

     Products ...............................        74

   Interests of the Holders of Variable

OVERALL MANAGEMENT OF THE PORTFOLIOS

PERFORMANCE OF SIMILARLY MANAGED

   MUTUAL FUNDS .............................        82

FINANCIAL HIGHLIGHTS ........................        84

TO OBTAIN MORE INFORMATION .................. Backcover


                                        1


--------------------------------------------------------------------------------

                                  INTRODUCTION

--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The

Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISER


Directed Services LLC ("DSL" or "Adviser") serves as the investment adviser to each of the Portfolios. Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V.

("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING

Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.


On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

PORTFOLIOS AND SUB-ADVISERS

ING AllianceBernstein Mid Cap Growth Portfolio - AllianceBernstein L.P.

ING BlackRock Inflation Protected Bond Portfolio - BlackRock Financial

Management, Inc.

ING BlackRock Large Cap Growth Portfolio - BlackRock Investment Management, LLC


ING BlackRock Large Cap Value Portfolio - BlackRock Investment Management, LLC

ING FMRSM Diversified Mid Cap Portfolio - Fidelity Management & Research

Company


ING Franklin Income Portfolio - Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio - Franklin Mutual Advisers, LLC

ING Lord Abbett Affiliated Portfolio - Lord, Abbett & Co. LLC

ING T. Rowe Price Capital Appreciation Portfolio - T. Rowe Price Associates,

Inc.

ING T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.

ING Templeton Global Growth Portfolio - Templeton Global Advisors Limited

ING Van Kampen Capital Growth Portfolio - Van Kampen

ING Van Kampen Global Franchise Portfolio - Van Kampen


ING Van Kampen Growth and Income Portfolio - Van Kampen


ING Van Kampen Real Estate Portfolio - Van Kampen

ING Wells Fargo Disciplined Value Portfolio - Wells Capital Management, Inc.

ING Wells Fargo Small Cap Disciplined Portfolio - Wells Capital Management,

Inc.

CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"),

Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class

shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services.

All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered in this Prospectus. ADV Class shares are not subject to any sales loads.

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Adviser Class shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies

("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") and Qualified Plans offered outside the

Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolios. Class I shares,

which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                                       3


--------------------------------------------------------------------------------

                         DESCRIPTION OF THE PORTFOLIOS

--------------------------------------------------------------------------------

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

SUB-ADVISER

AllianceBernstein L.P. ("AllianceBernstein")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests substantially all of its assets in high-quality common stocks that AllianceBernstein expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus borrowings for investment purposes) in common stock of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(Reg. TM) Growth Index. The market capitalizations of companies in the Russell Midcap(Reg. TM) Growth Index ranged from $624 million to $42 billion as of December 31, 2007. The capitalization range of companies in the Russell Midcap(Reg. TM) Growth Index will change with market conditions. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The

Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

o  write exchange-traded covered call options on up to 25% of its total assets;


o  enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

o  enter into futures contracts on securities indices and options on such futures contracts.

The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Borrowing Risk


                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk


                        Mid-Capitalization Company Risk


                                       4


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                        Other Investment Companies Risk


                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999     2000     2001     2002     2003    2004     2005    2006   2007

       25.14    -17.41   -14.04   -30.30   66.45   19.12    6.47    1.38   10.37


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1999:     24.97%

  Worst:  3rd Quarter   2001:    (26.28)%


                                       5


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

Midcap(Reg. TM) Growth Index. The Russell Midcap(Reg. TM) Growth Index measures the performance of those companies included in the Russell Midcap(Reg. TM)

Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(Reg. TM) Growth Index. Class S shares' performance has been adjusted to reflect the higher expenses of ADV

Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                              AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                           (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR          5 YEARS             10 YEARS

                                                     (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN ........................ 10.37%        12.69%(1)          N/A

Russell Midcap(Reg. TM) Growth Index .... 11.43%        15.06%(3)          N/A

CLASS S RETURN (ADJUSTED) ............... 10.46%        18.77%               5.21%(1)

Russell Midcap(Reg. TM) Growth Index .... 11.43%        17.90%               7.29%(3)




(1)   ADV Class shares commenced operations on September 25, 2006. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   AllianceBernstein L.P. has managed the Portfolio since March 1, 1999.

      Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index return for ADV Class shares is for the period beginning October

      1, 2006. The index return for Class S shares is for the period beginning

      August 1, 1998.

MORE ON THE SUB-ADVISER


AllianceBernstein is a leading global investment management firm supervising client accounts with assets totaling approximately $800 billion, as of December

31, 2007. AllianceBernstein provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments,

foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of AllianceBernstein is 1345

Avenue of the Americas, New York, NY 10105.

As of December 31, 2007, AllianceBernstein Holding L.P. owns approximately

33.1% of the units of limited partnership interest in AllianceBernstein. AXA

Financial, Inc. owns approximately 62.6% of the outstanding publicly traded

AllianceBernstein Holding Units and approximately 1% of the outstanding

AllianceBernstein Units which, including the general partnership interests in

AllianceBernstein and AllianceBernstein Holding, represents a 63.2% economic interest in AllianceBernstein. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, one of the largest global financial services organizations.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ _________________________________________________________________________________________


Catherine Wood   Senior Vice President and portfolio manager, AllianceBernstein, and Chief Investment

                 Officer, Regent Investor Services, a division of AllianceBernstein. Ms. Wood has managed the Portfolio since July 2001.

                 Ms. Wood joined AllianceBernstein in 2001 from Tupelo Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison Associates as a Director and Portfolio

                 Manager, Equity Research Analyst and Chief Economist.



                                       6


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------





NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ ________________________________________________________________________________________


Amy P. Raskin    Ms. Raskin, Senior Vice President and Director of Research on Strategic Change,

                 and is a member of the U.S. Mid Cap Growth team and the U.S. Strategic Research

                 Investment Strategy Committee. She joined the team in 2000 as a U.S. growth equity analyst covering networking and telecom equipment, a position she held until the fall of 2006. Prior to joining the firm, Ms. Raskin worked as a telecom analyst for

                 Donaldson, Lufkin & Jenrette and as an investment banking analyst for Lehman Brothers.

                 She also worked at J.P. Morgan as a telecommunications products manager.

Ben Ruegsegger   Mr. Ruegsegger, Assistant Vice President and Mid Cap Growth Research Analyst,

                 began his career with AllianceBernstein in 2001 as an investment administrator in the managed accounts division. In 2003, he became a portfolio manager assistant for the Firm's U.S. Strategic Research product. Mr. Ruegsegger joined the U.S. Mid

                 Cap Growth team in late 2004 as a research generalist and became a research analyst for the team in 2006. Mr. Ruegsegger holds the Chartered Financial Analyst designation.

Tom Zottner      Mr. Zottner, Vice President, Mid Cap Growth Research Analyst and Equity Portfolio

                 Manager - U.S. Strategic Research, is a member of the U.S. Strategic Research

                 Investment Strategy Committee and the U.S. Mid Cap Growth team. He joined

                 AllianceBernstein in 2001 as a municipal bond associate portfolio manager and was promoted to portfolio manager in 2002. In 2003, he also began managing U.S. Strategic

                 Research portfolios. Prior to joining the Firm, Mr. Zottner was a Registered Client

                 Associate at Merrill Lynch, and he served as an intern at Hambrecht & Quist Capital

                 Management. Mr. Zottner holds the Chartered Financial Analyst designation.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       7


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO

SUB-ADVISER

BlackRock Financial Management Inc. ("BlackRock Financial Management")

INVESTMENT OBJECTIVE


Seeks to maximize real return, consistent with preservation of real capital and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser normally invests at least 80% of the Portfolio's net assets

(plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The Portfolio will provide at least 60 days' prior notice of any change in the investment policy. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban

Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index,

calculated by the government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio maintains an average portfolio duration that is within (+or-)20% of the duration of the Lehman Brothers(Reg.

TM) Global Real U.S. TIPS Index (the Portfolio's benchmark).


The Portfolio may invest up to 20% of its assets in non-investment grade bonds

(high-yield or junk bonds) or securities of emerging market issuers. The

Portfolio also may invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The Portfolio is non-diversified,

which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may also purchase: U.S. Treasuries and agency securities,

commercial and residential mortgage-backed securities, collateral mortgage obligations, investment grade corporate bonds and asset-backed securities.

Securities are purchased for the Portfolio when the Sub-Adviser believes that they have the potential for above-average real return. The Portfolio measures its performance against the benchmark.

Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard &

Poor's Rating Corporation or Ba or lower by Moody's Investors Service, Inc.) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher of the two credit ratings.

The Sub-Adviser may, when consistent with the Portfolio's investment goal, buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps (collectively, commonly known as "derivatives"). The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The

Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

                                       8


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Asset-Backed Securities Risk

                            Credit Derivatives Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                                Derivatives Risk

                              Diversification Risk

                             Emerging Markets Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                           Inflation-Index Bonds Risk

                               Interest Rate Risk

                                Leveraging Risk


                                  Manager Risk


                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                            Portfolio Turnover Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

Since the Portfolio did not have a full calendar year of performance as of

December 31, 2007, there is no performance information included in this

Prospectus. However, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed

Mutual Funds."

MORE ON THE SUB-ADVISER

BlackRock Financial Management, a Delaware Corporation, serves as the

Sub-Adviser to the Portfolio and is an indirect, wholly-owned subsidiary of

BlackRock, Inc. The principal address of BlackRock Financial Management is 800

Scudders Mill Rd., Plainsboro, NJ 08536.


As of December 31, 2007, BlackRock Financial Management and its affiliates had over $1.357 trillion in investment company and other portfolio assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ ________________________________________________________________________________________


Stuart Spodek   Stuart Spodek is Managing Director of BlackRock Financial Management since 2002 and has managed the Portfolio since April 2007. He is a member of the Investment

                Strategy Group and his primarily responsibility is managing fixed-income portfolios,

                with a sector emphasis on global government bonds, derivative instruments and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock

                Financial Management in 1993.




                                       9


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------




NAME              POSITION AND RECENT BUSINESS EXPERIENCE

_________________ _______________________________________________________________________________________


Brian Weinstein   Brian Weinstein is a Director and Vice President of BlackRock Financial Management

                  and has managed the Portfolio since April 2007. He is a member of the Investment

                  Strategy Group and his primarily responsibility is the management of total return and real return products. Mr. Weinstein focuses on relative value opportunities across the yield curve in Government and Agency securities. He moved to his current role in the Portfolio Management Group in 2002. He began his career at BlackRock Financial

                  Management in the Portfolio Analytics Group in 2000.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       10


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO

SUB-ADVISER

BlackRock Investment Management, LLC ("BlackRock Investment Management")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio will invest primarily in equity securities of companies located in the United States that the

Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000(Reg. TM) Index. As of December 31,

2007, the lowest capitalization in this group was $479 million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell

1000(Reg. TM) Growth Index by investing in equity securities that the

Sub-Adviser believes have above average earnings prospects. The Russell

1000(Reg. TM) Growth Index (which consists of those Russell 1000(Reg. TM) Index securities with a greater than average growth orientation) is a subset of the

Russell 1000(Reg. TM) Index.

In selecting securities for the Portfolio from its benchmark universe, the

Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation,

quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined, and if the Sub-Adviser believes that a company is overvalued, it will not be considered as an investment for the Portfolio. After the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.


Because the Portfolio generally will not hold all the stocks in the Russell

1000(Reg. TM) Growth Index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell

1000(Reg. TM) Growth Index. These criteria currently include the following:

o  relative prices to earnings and price to book ratios;

o  stability and quality of earnings;

o  earnings momentum and growth;

o  weighted median market capitalization of the Portfolio;

o  allocation among the economic sectors of the Portfolio, as compared to the

   Russell 1000(Reg. TM) Growth Index; and

o  weighted individual stocks within the Russell 1000(Reg. TM) Growth Index.


The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies, in the form of American Depositary Receipts ("ADRs").


The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The

Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

                                       11


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest, without limitation, in short-term debt securities (including repurchase agreements),

non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Borrowing Risk

                                   Call Risk

                                  Credit Risk


                          Convertible Securities Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Models Risk


                                 Liquidity Risk

                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                 Maturity Risk


                              OTC Investment Risk

                        Other Investment Companies Risk


                            Portfolio Turnover Risk

                    Restricted and Illiquid Securities Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk


      When Issued and Delayed Delivery Securities Forward Commitments Risk


Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       12


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2003-2004) and

ADV Class shares' (2005-2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003    2004     2005    2006    2007

                                   26.54   10.69    9.86    6.73    6.39


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2004:    11.47%

  Worst:  2nd Quarter   2006:    (6.41)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class and Class S shares'

performance to that of a broad measure of market performance - the Russell

1000(Reg. TM) Growth Index. The Russell 1000(Reg. TM) Growth Index measures the performance of 1,000 of the largest companies in the Russell 3000(Reg. TM)

Index with higher price-to-book ratios and higher forecasted growth. Class S shares' performance has been adjusted to reflect the higher expenses of ADV

Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.


                                       13


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------





                             AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                         (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR          5 YEARS             10 YEARS

                                                     (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN ......................  6.39%        9.37%(1)          N/A

Russell 1000(Reg. TM) Growth Index .... 11.81%        7.79%(3)          N/A

CLASS S RETURN (ADJUSTED) .............  6.37%       11.81%               6.17%(1)

Russell 1000(Reg. TM) Growth Index .... 11.81%       12.11%               6.61%(3)




(1)   ADV Class shares commenced operations on March 17, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extend Class S and ADV Class shares have different expenses.

(2)   BlackRock Investment Management, LLC has managed the Portfolio since

      September 30, 2006. Prior to September 30, 2006, the Portfolio was

      managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc.

      consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill

      Lynch & Co., Inc.'s investment management businesses (including Mercury

      Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)   The index return for ADV Class shares is for the period beginning April

      1, 2004. The index return for Class S shares is for the period beginning

      May 1, 2002.

MORE ON THE SUB-ADVISER

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect wholly-owned subsidiary of BlackRock, Inc. The principal address of BlackRock Investment Management is 800 Scudders Mill Rd., Plainsboro, NJ

08536.


As of December 31, 2007, BlackRock Investment Management and its affiliates had over $1.357 trillion in investment company and other portfolio assets under management.

The Portfolio is supported by a team of investment professionals who are responsible for investment research and selection. The lead members of this ream are Robert C. Doll, Jr. and Daniel Hanson. Mr. Doll is primarily responsible for the day-to-day management of the Portfolio:






NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

__________________________ __________________________________________________________________________________________


Robert C. Doll, Jr., CFA   Mr. Doll has been the Portfolio's portfolio manager since inception. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment

                           Officer for Equities, Chairman of the BlackRock Retail Operating Committee and

                           member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") and its affiliate, Fund Asset

                           Management, L.P. ("FAM") from 2001 to 2006. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

Daniel Hanson , CFA        Mr. Hanson is a Director of BlackRock, Inc. which he joined in 2006 following the merger with MLIM. He has been a member of the Large Cap Series team responsible for fundamental analysis since he joined MLIM in 2003 and has been a portfolio manager of the Portfolio since 2008. Mr. Hanson directs the fundamental research group supporting this team, and is an active participant in the portfolio construction process.





The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       14


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP VALUE PORTFOLIO

SUB-ADVISER

BlackRock Investment Management, LLC ("BlackRock Investment Management")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000(Reg. TM)Index. As of December 31, 2007, the lowest capitalization in this group was $479 million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell 1000(Reg. TM) Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000(Reg. TM) Value Index (which consists of those Russell 1000(Reg. TM) Index securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000(Reg. TM)

Index.


In selecting securities for the Portfolio from its benchmark universe, the

Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation,

quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined and if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the Russell

1000(Reg. TM) Value Index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell

1000(Reg. TM) Value Index. These criteria currently include the following:

o  relative price-to-earnings and price-to-book ratios;

o  stability and quality of earnings;

o  earnings momentum and growth;

o  weighted median market capitalization of the Portfolio's investment portfolio;

o  allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and


o  weighted individual stocks within the Russell 1000(Reg. TM) Value Index.


The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts ("ADRs").

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The

Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

                                       15


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk


                                  Credit Risk


                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                             Investment Models Risk


                               Interest Rate Risk


                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                              OTC Investment Risk


                        Other Investment Companies Risk


                    Restricted and Illiquid Securities Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2003-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                                       16


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003     2004     2005      2006       2007

                                   30.77    11.13    4.95      15.97      3.87


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:    17.64%

  Worst:  3rd Quarter   2004:    (4.07)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

1000(Reg. TM) Value Index. The Russell 1000(Reg. TM) Value Index is an

unmanaged index that measures the performance of those Russell 1000(Reg. TM)

companies with lower price-to-book ratios and lower forecasted growth values.

Class S shares' performance has been adjusted to reflect the higher expenses of

ADV Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                             AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                          (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR           5 YEARS             10 YEARS

                                                      (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN .....................   3.87%         5.58%(1)          N/A

Russell 1000(Reg. TM) Value Index ....  (0.17)%        7.23%(3)          N/A

CLASS S RETURN (ADJUSTED) ............   3.94%        12.94%               8.03%(1)

Russell 1000(Reg. TM) Value Index ....  (0.17)%       14.63%               9.39%(3)




(1)   ADV Class shares commenced operations on April 28, 2006. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   BlackRock Investment Management, LLC has managed the Portfolio since

      September 30, 2006. Prior to September 30, 2006, the Portfolio was

      managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc.

      consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill

      Lynch & Co., Inc.'s investment management businesses (including Mercury

      Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)   The index return for ADV Class shares is for the period beginning May 1,

      2006. The index return for Class S shares is for the period beginning May

      1, 2002.

MORE ON THE SUB-ADVISER

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect wholly-owned subsidiary of BlackRock, Inc. The principal address of BlackRock Investment Management is 800 Scudders Mill Rd., Plainsboro, NJ

08536.


As of December 31, 2007, BlackRock Investment Management and its affiliates had over $1.357 trillion in investment company and other portfolio assets under management.


                                       17


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The Portfolio is supported by a team of investment professionals who are responsible for investment research and selection. The lead members of this team are Robert C. Doll, Jr. and Daniel Hanson. Mr. Doll is primarily responsible for the day-to-day management of the Portfolio:






NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

__________________________ __________________________________________________________________________________________


Robert C. Doll, Jr., CFA   Mr. Doll has been the Portfolio's portfolio manager since inception. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment

                           Officer for Equities, Chairman of the BlackRock Retail Operating Committee and

                           member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") and its affiliate, Fund Asset

                           Management, L.P. ("FAM"), from 2001 to 2006. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

Daniel Hanson, CFA         Mr. Hanson is a Director of BlackRock, Inc. which he joined in 2006 following the merger with MLIM. He has been a member of the Large Cap Series team responsible for fundamental analysis since he joined MLIM in 2003 and has been a portfolio manager of the Portfolio since 2008. Mr. Hanson directs the fundamental research group supporting this team, and is an active participant in the portfolio construction process.





The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       18


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.


The Sub-Adviser normally invests at least 80% of the Portfolio's net assets

(plus borrowings for investment purposes) in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist,

for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(Reg. TM) Index or the

Standard & Poor's MidCap 400 ("S&P MidCap 400") Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80%

policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.


The Sub-Adviser may invest up to 25% of the Portfolio's assets at the time of purchase in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks,

or a combination of both types. In buying and selling securities for the

Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                                       19


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2001-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001      2002     2003     2004     2005     2006    2007

                      -6.96    -19.63   33.02    23.67    16.48    11.53   14.16


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2001:     18.44%

  Worst:  3rd Quarter   2002:    (18.77)%


                                       20


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the S&P MidCap

400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 mid-capitalization stocks chosen for market size, liquidity, and industry group representation. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                          AVERAGE ANNUAL TOTAL RETURNS(1)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                   1 YEAR          5 YEARS             10 YEARS

                                             (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN ............. 14.16%        10.05%(1)          N/A

S&P MidCap 400 Index .........  7.98%         6.33%(2)          N/A

CLASS S RETURN (ADJUSTED) .... 14.10%        19.50%               8.49%(1)

S&P MidCap 400 Index .........  7.98%        16.20%               7.86%(2)




(1)   ADV Class shares commenced operations on January 17, 2006. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   The index return for ADV Class shares is for the period beginning

      February 1, 2006. The index return for Class S shares is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the

Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes.

Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares.

Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals own more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA

02109. As of December 31, 2007, FMR managed approximately $1,421.4 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME        POSITION AND RECENT BUSINESS EXPERIENCE

___________ _______________________________________________________________________________________


Tom Allen   Vice President of FMR and portfolio manager of the Portfolio since February 2004.

            Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.


                                       21


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING FRANKLIN INCOME PORTFOLIO


SUB-ADVISER

Franklin Advisers, Inc. ("Franklin")

INVESTMENT OBJECTIVE

Seeks to maximize income while maintaining prospects for capital appreciation.

The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds,

notes and debentures, among others. Equity securities include common stocks,

preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.


The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the

Portfolio will invest more than 50% of its assets in these securities.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Rating Corporation ("S&P") and Moody's

Investors Service, Inc. ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories,

such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or

American Depositary Receipts ("ADRs").


The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the

Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

o  the experience and managerial strength of the company;

o  responsiveness to changes in interest rates and business conditions;

o  debt maturity schedules and borrowing requirements;

o  the company's changing financial condition and market recognition of the change; and

o  a security's relative value based on such factors as anticipated cash flow,

   interest or dividend coverage, asset coverage and earnings prospects.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.



                                       22


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk


                                  Manager Risk


                            Market and Company Risk

                               Market Trends Risk


                                 Maturity Risk

                        Other Investment Companies Risk


                             Price Volatility Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing the Portfolio's ADV Class shares' performance for the first full calendar year of operations.


                                       23


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                          YEAR-BY-YEAR TOTAL RETURN(1)

                       (FOR THE PERIOD ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]



1998   1999   2000   2001   2002   2003   2004   2005   2006   2007

                                                               2.17




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:    1st Quarter   2007:     2.54%

  Worst:   4th Quarter   2007:    (3.22)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(Reg.

TM) Composite Stock Price ("S&P 500(Reg. TM)") Index and the Lehman

Brothers(Reg. TM) Intermediate Government/Credit Bond Index and a composite index consisting of 60% S&P 500(Reg. TM) Index and 40% Lehman Brothers(Reg. TM)

Intermediate Government/Credit Bond Index ("60% S&P 500(Reg. TM)/40% Lehman")

Index. The S&P 500(Reg. TM) is an unmanaged index that measures the performance of securities of appropriately 500 of the largest companies in the United

States. The Lehman Brothers(Reg. TM) Intermediate Government/Credit Bond Index

is a widely recognized index which features a blend of U.S. Treasury,

government-sponsored (U.S. Agency and supranational) mortgage and corporate securities limited to a maturity of no more than ten years. It does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the indices.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                               1 YEAR          5 YEARS         10 YEARS

                                                          (OR LIFE OF CLASS)


ADV CLASS RETURN .........................  2.17%         2.16%(1)              N/A

S&P 500(Reg. TM) Index ...................  5.49%         5.49%(2)              N/A

Lehman Brothers(Reg. TM) Intermediate

Government/Credit Bond

  Index ...................................  7.39%         7.39%(2)              N/A

60% S&P 500(Reg. TM)/40% Lehman Index ....  6.39%         6.39%(2)              N/A




(1)   ADV Class shares commenced operations on December 29, 2006.

(2)   The index returns are for the period beginning January 1, 2007.

MORE ON THE SUB-ADVISER


The Adviser has engaged Franklin, One Franklin Parkway, San Mateo, California

04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio.

Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. As of

December 31, 2007, Franklin and its affiliates had over $643.7 billion in assets under management.


                                       24


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ________________________________________________________________________________________


Edward D. Perks      Mr. Perks is Senior Vice President of Franklin and has managed the Portfolio since

                     April 2006. Since 1994, Mr. Perks has worked as a research analyst and portfolio manager at Franklin. He joined Franklin in 1992.

Charles B. Johnson   Mr. Johnson has managed the Portfolio since April 2006. Since 2003, Mr. Johnson has served as Chairman of the Board of Franklin as well as Director of various Franklin

                     Templeton Funds. From 1969 to December 2003, Mr. Johnson served as the CEO of

                     Franklin. He joined Franklin in 1957.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       25


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING FRANKLIN MUTUAL SHARES PORTFOLIO

SUB-ADVISER

Franklin Mutual Advisers, LLC ("Franklin Mutual")

INVESTMENT OBJECTIVE

Capital appreciation. Its secondary goal is income. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expected to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the Portfolio invests primarily in:

o  UNDERVALUED SECURITIES. Securities trading at a discount to their intrinsic value.

And, to a lesser extent, the Portfolio also invests in:

o  RISK ARBITRAGE SECURITIES. Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations,

   spinoffs, or tender or exchange offers or securities that the Sub-Adviser believes are cheap relative to an economically similar security of another or the same company.

o  DISTRESSED COMPANIES. Securities of companies that are, or are about to be,

   involved in reorganizations, financial restructurings, or bankruptcy.

Common and preferred stocks, and securities convertible into common stocks, are examples of equity securities.


In pursuit of its value-oriented strategy, the Portfolio is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Portfolio invests predominantly (up to 100% of its assets) in companies with market capitalization greater than $5 billion. The

Portfolio also may invest a portion of its assets in small capitalization companies.


While the Portfolio generally purchases securities for investment purposes, the

Sub-Adviser may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Portfolio may benefit.


The Portfolio expects to invest significantly (up to 35% of its assets) in foreign securities. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.


The Portfolio may, from time to time, attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts

(hedging instruments), when, in the Sub-Adviser's opinion, it would be advantageous to the Portfolio to do so.

The Portfolio may also engage from time to time in an "arbitrage" strategy.

When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally buys the security that the Sub-Adviser believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the

Portfolio attempts to profit from a perceived relationship between the values of the two securities. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger,

acquisition or tender offer, or other corporate action or event.

The Portfolio's investments in Distressed Companies typically involve the purchase of bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of, or trade claims against, such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company's direct indebtedness, the Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the

Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Portfolio generally makes such investments to achieve capital appreciation, rather than to seek income.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


                                       26


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PORTFOLIO SELECTION

The Sub-Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Sub-Adviser focuses on the market price of a company's securities relative to the Sub-Adviser's own evaluation of the company's asset value, book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness,

including loan participations, are generally selected based on the

Sub-Adviser's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The Sub-Adviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

TEMPORARY INVESTMENTS

The Sub-Adviser may keep a portion, which may be significant at times, of the

Portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Portfolio's investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the

Sub-Adviser believes market or economic conditions are unusual or unfavorable for investors, it may invest all or substantially all of the Portfolio's assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents. In these circumstances, the Portfolio may be unable to pursue its investment goal.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                             Investment Models Risk

                                 Liquidity Risk


                                  Manager Risk


                           Market Capitalization Risk

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                            Portfolio Turnover Risk

            Risk Arbitrage Securities and Distressed Companies Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                              Sovereign Debt Risk

                             Value Investing Risk

                                       27


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


Since the Portfolio did not have a full calendar year of performance as of

December 31, 2007, annual performance information is not provided. However,

performance of a similarly managed fund is presented in the section of this

Prospectus entitled "Performance of Similarly Managed Mutual Funds."


MORE ON THE SUB-ADVISER


The Adviser has engaged Franklin Mutual, 101 John F. Kennedy Parkway, Short

Hills, NJ 07078 to serve as Sub-Adviser to the Portfolio. Franklin Mutual is an indirect wholly-owned subsidiary of Franklin Resources, Inc. As of December 31,

2007, Franklin and its affiliates had over $643.7 billion in assets under management. The Portfolio is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                     POSITION AND RECENT BUSINESS EXPERIENCE

________________________ ________________________________________________________________________________________


Peter Langerman          Peter Langerman is President, Chief Executive Officer of Franklin Mutual. Mr.

                         Langerman rejoined Franklin Templeton Investments in 2005. He has been a co-portfolio manager of the Portfolio since April 2007. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of the Division of

                         Investment of New Jersey's Department of the Treasury, overseeing employee pension funds. Between 1986 and 1996, Mr. Langerman was employed at Heine Securities

                         Corporation.

F. David Segal, CFA      David Segal has been a co-manager of the Portfolio since April 2007. Prior to joining

                         Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance

                         Group of Metlife for the period 1999-2002.

Deborah A. Turner, CFA   Deborah Turner has been the assistant portfolio manager of the Portfolio since April

                         2007. She has been with Franklin Templeton Investments since 1996. Between 1993-1996,

                         Ms. Turner was employed at Heine Securities Corporation.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       28


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO

SUB-ADVISER

Lord, Abbett & Co. LLC ("Lord Abbett")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective. The

Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the

Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the

Russell 1000(Reg. TM) Index. As of December 31, 2007, the market capitalization range of the Russell 1000(Reg. TM) Index was $479 million to $527.7 billion.

This range may vary daily.


Equity securities in which the Portfolio may invest include common stocks,

preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are

"seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.

The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts ("ADRs") and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk


                        Other Investment Companies Risk


                            Securities Lending Risk

                             Value Investing Risk

                                       29


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2001-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001      2002     2003     2004    2005    2006     2007

                      -4.61    -23.25   30.80    9.54    5.11    17.22    3.67


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     19.48%

  Worst:  3rd Quarter   2002:    (21.25)%


                                       30


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

1000(Reg. TM) Value Index. The Russell 1000(Reg. TM) Value Index is an

unmanaged index that measures the performance of those Russell 1000(Reg. TM)

companies with lower price-to-book ratios and lower forecasted growth values.

Class S shares' performance has been adjusted to reflect the higher expenses of

ADV Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                             AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                          (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR           5 YEARS             10 YEARS

                                                      (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN .....................   3.67%         6.95%(1)          N/A

Russell 1000(Reg. TM) Value Index ....  (0.17)%        7.23%(3)          N/A

CLASS S RETURN (ADJUSTED) ............   3.81%        12.87%               5.48%(1)

Russell 1000(Reg. TM) Value Index ....  (0.17)%       14.63%               7.29%(3)




(1)   ADV Class shares commenced operations on April 28, 2006. Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   Lord, Abbett & Co. LLC, has managed the Portfolio since December 1, 2005.

      Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers

      Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

(3)   The index return for ADV Class shares is for the period beginning May 1,

      2006. The index return for Class S shares is for the period beginning

      February 1, 2000.

MORE ON THE SUB-ADVISER


Lord Abbett has served as Sub-Adviser to the Portfolio since December 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey

07302. As of December 31, 2007, Lord Abbett managed $110 billion in assets.

The following individual is responsible for the day-to-day management of the

Portfolio:






NAME              POSITION AND RECENT BUSINESS EXPERIENCE

_________________ ___________________________________________________________________________________


Eli M. Salzmann   Mr. Salzmann, Partner of Lord Abbett and Director of Equity Investments - Large

                  Cap Value, joined Lord Abbett in 1997 and has managed the Portfolio since December

                  2005.





The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.


                                       31


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

SUB-ADVISER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established U.S. companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options, in keeping with the

Portfolio's investment objective. The Portfolio may invest up to 25% of its net assets in foreign equity securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund & T. Rowe Price Government Reserve

Investment Fund, internally managed money market funds of T. Rowe Price.

The Portfolio's common stocks generally fall into one of two categories:

o  the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets,

   earnings, or other factors; and

o  the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short-term but not necessarily over the long-term.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures,

such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The

Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the

Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the

Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.

Futures and options may be bought or sold for any number of reasons, including:

to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

Investments in futures and options are subject to additional volatility and potential losses.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company or for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Sub-Adviser may invest up to 15% of the

Portfolio's assets in debt securities that are rated below investment-grade or,

if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional

Information.


                                       32


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

(1)   shares of the T. Rowe Price Reserve Investment Fund, and T. Rowe Price

       Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price;

(2)   U.S. government obligations;

(3)   negotiable certificates of deposit, bankers' acceptances and fixed-time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

(4)   commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

(5)   repurchase agreements.

The Portfolio may borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Asset Allocation Risk

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                                Leveraging Risk


                                  Manager Risk

                            Market and Company Risk


                                 Maturity Risk

                        Other Investment Companies Risk

                    Restricted and Illiquid Securities Risk

                            Securities Lending Risk

                            Special Situations Risk

                U.S. Government Securities and Obligations Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       33


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2003) and

ADV Class shares' (2004-2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999    2000    2001    2002   2003     2004     2005    2006     2007

5.51   6.55    21.57   9.53    0.13   24.79    16.28    7.33    14.25    4.05


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:    12.43%

  Worst:  3rd Quarter   2002:    (7.60)%


                                       34


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to those of two broad measures of market performance - the Standard

& Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index and the

Lehman Brothers(Reg. TM) U.S. Government/Credit Bond Index and a composite index - consisting of 60% S&P 500(Reg. TM) Index and 40% Lehman Brothers(Reg.

TM) U.S. Government/Credit Bond ("60% S&P 500(Reg. TM)/40% Lehman") Index. The

S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Lehman Brothers(Reg. TM) U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities,

corporate investment grade bonds and mortgage-backed securities. Class S shares' performance has been adjusted to reflect the higher expenses of ADV

Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                                   AVERAGE ANNUAL TOTAL RETURNS(1)

                              (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                           1 YEAR          5 YEARS          10 YEARS

                                                                      (OR LIFE OF CLASS)


ADV CLASS RETURN .....................................  4.05%         11.15%(1)             N/A

S&P 500(Reg. TM) Index ...............................  5.49%          9.18%(2)             N/A

Lehman Brothers(Reg. TM) U.S. Government/Credit Bond    7.23%          4.38%(2)             N/A

  Index

60% S&P 500(Reg. TM)/40% Lehman Index ................  6.33%          7.33%(2)             N/A

CLASS S RETURN (ADJUSTED) ............................  4.03%         13.09%             10.73%

S&P 500(Reg. TM) Index ...............................  5.49%         12.83%              5.91%

Lehman Brothers(Reg. TM) U.S. Government/Credit Bond    7.23%          4.44%              6.01%

  Index

60% S&P 500(Reg. TM)/40% Lehman Index ................  6.33%          9.53%              6.29%




(1)   ADV Class shares commenced operations on December 16, 2003. Class S shares are not offered in this Prospectus. If they had been offered, ADV

      Class shares would have had substantially similar annual returns as the

      Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      ADV Class shares have different expenses.

(2)   The index returns for ADV Class shares are for the period beginning

      January 1, 2004.

MORE ON THE SUB-ADVISER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East

Pratt Street, Baltimore, Maryland 21202. As of December 31, 2007, the firm and its affiliates managed over $400 billion in assets.


The following individual is responsible for the day-to-day management of the

Portfolio.





NAME                   POSITION AND RECENT BUSINESS EXPERIENCE

______________________ _______________________________________________________________________________________


David R. Giroux, CFA   Mr. Giroux, a Vice President of T. Rowe Price, joined T. Rowe Price in 1998, and serves as a Portfolio Manager in the Equity Division. Mr. Giroux became Co-Chairman of the Portfolio's Advisory Committee for the Capital Appreciation Portfolio effective

                       July 2006. He became the sole Chairman of the Committee for the Portfolio effective

                       July 2007. He is co-manager of the U.S. Concentrated Large-Cap Value and Manager of the Capital Appreciation strategies and T. Rowe Price Capital Appreciation Fund in addition to portfolio management responsibilities in the firm's U.S. Structured

                       Research Strategy. He is co-executive chairman and also serves on the Investment

                       Advisory Committee for a number of the firm's U.S. Large-Cap Value Strategies. He has earned accreditation as a Chartered Financial Analyst.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       35


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

SUB-ADVISER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital. The

Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.


The Sub-Adviser typically employs a "value" approach in selecting investments.

The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:

o  an established operating history;

o  above-average dividend yield relative to the Standard & Poor's 500(Reg. TM)

   Composite Stock Price ("S&P 500(Reg. TM)") Index;

o  low price/earnings ratio relative to the S&P 500(Reg. TM) Index;

o  a sound balance sheet and other positive financial characteristics; and

o  low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities,

warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government

Reserve Investment Fund, internally managed money market funds of T. Rowe

Price.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk


                                  Manager Risk


                                       36


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Market and Company Risk

                        Other Investment Companies Risk

                            Securities Lending Risk

                            Special Situations Risk

                              Value Investing Risk


The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the

Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2004) and

ADV Class shares' (2005-2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999     2000     2001     2002     2003     2004    2005   2006     2007

7.87    -1.08   12.54    1.00     -13.49   24.74    14.50   3.55   18.66    2.71




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     16.70%

  Worst:  3rd Quarter   2002:    (17.53)%


                                       37


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class and Class S shares'

performance to that of a broad measure of market performance - the Standard &

Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P

500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

Class S shares' performance has been adjusted to reflect the higher expenses of

ADV Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                    AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                   1 YEAR          5 YEARS         10 YEARS

                                              (OR LIFE OF CLASS)

ADV CLASS RETURN .............  2.71%          9.23%(1)             N/A

S&P 500(Reg. TM) Index .......  5.49%          8.88%(3)             N/A

CLASS S RETURN (ADJUSTED) ....  2.69%         12.50%             6.58%

S&P 500(Reg. TM) Index .......  5.49%         12.83%             5.91%


(1)   ADV Class shares commenced operations on January 15, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      ADV Class shares have different expenses.

(2)   T. Rowe Price Associates, Inc. has managed the Portfolio since March 1,

      1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index return for ADV Class shares is for the period beginning January

      1, 2004.

MORE ON THE SUB-ADVISER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East

Pratt Street, Baltimore, Maryland 21202. As of December 31, 2007, the firm and its affiliates managed over $400 billion in assets.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME           POSITION AND RECENT BUSINESS EXPERIENCE

______________ __________________________________________________________________________________


Brian Rogers   Mr. Rogers is the Committee Chair of the Investment Advisory Committee that has managed the Portfolio since March 1999. He works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been managing investments since joining T. Rowe Price in 1982.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       38


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO

SUB-ADVISER

Templeton Global Advisors Limited ("Templeton Global Advisors")

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration. The

Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities

(which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to

5% of its total assets in options and swap agreements. With derivatives, the

Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a

"bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The

Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk


                           Other Investment Companies


                            Securities Lending Risk

                              Sovereign Debt Risk

                             Value Investing Risk

                                       39


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999     2000     2001     2002     2003    2004    2005    2006    2007

28.88   62.75    -14.87   -12.22   -20.45   35.85   10.57   9.50    21.52   2.01


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1999:     47.58%

  Worst:  3rd Quarter   2002:    (20.07)%


                                       40


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Morgan

Stanley Capital International World ("MSCI World") IndexSM. The MSCI World

IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the United States, Europe, Canada, Australia,

New Zealand and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.



                   AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                  1 YEAR          5 YEARS         10 YEARS

                                             (OR LIFE OF CLASS)

ADV CLASS RETURN .............  2.01%          1.99%(1)             N/A

MSCI World IndexSM ...........  9.04%          9.04%(3)             N/A

CLASS S RETURN (ADJUSTED) ....  2.06%         15.32%             9.78%

MSCI World IndexSM ...........  9.04%         16.96%             7.00%


(1)   ADV Class shares commenced operations on December 29, 2006. Class S shares are not offered in this Prospectus. If they had been offered, ADV

      Class shares would have had substantially similar annual returns as the

      Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      ADV Class shares have different expenses.

(2)   Templeton Global Advisors has managed the Portfolio since December 5,

      2005. Prior to December 5, 2005, the Portfolio was managed by Capital

      Guardian Trust Company and had different principal investment strategies.

      Capital Guardian Trust Company managed the Portfolio from February 1,

      2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different sub-adviser.

(3)   The index return for ADV Class shares is for the period beginnig January

      1, 2007.

MORE ON THE SUB-ADVISER


The Adviser has engaged Templeton Global Advisors, principally located at

Lyford Cay, Nassau, Bahamas, to serve as Sub-Adviser to the Portfolio.

Templeton Global Advisors is an indirect wholly-owned subsidiary of Franklin

Resources, Inc. As of December 31, 2007, Franklin and its affiliates had over

$643.7 billion in assets under management.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                  POSITION AND RECENT BUSINESS EXPERIENCE

_____________________ _____________________________________________________________________________________


Cindy Sweeting, CFA   Ms. Sweeting is president of Templeton Global Advisors Limited. Ms. Sweeting has

                      25 years of experience in the investment industry. She joined Franklin Templeton

                      Investments in Templeton's Nassau office in 1997. Ms. Sweeting has served as the lead portfolio manger of the Portfolio since December 2007.

The following individuals have secondary portfolio management responsibilities:

Tucker Scott, CFA     Mr. Scott is an executive vice president of Templeton Global Advisors Limited. He joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts. Prior to joining Templeton, Mr. Scott worked for

                      Aeltus Investment Management. Mr. Scott has served as portfolio manager of the

                      Portfolio since October 2007.

Lisa F. Myers, CFA    Ms. Myers is Vice President of Templeton Global Advisors. She has been employed by Templeton Global Advisors since 1996 and has held the roles of both a portfolio manager and research analyst. She has served as a portfolio manager of the Portfolio since December 2005.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       41


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, at least 80% of the net assets (plus borrowings for investment purposes) of the Portfolio will be invested in equity securities.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% of its assets in foreign securities, including emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.


Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate,

the value of an investment in the Portfolio will vary based upon the

Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research,

careful security selection and the continual monitoring of the Portfolio's investments.

The Sub-Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Sub-Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Sub-Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may invest up to 10% of its total assets in Real Estate

Investment Trusts ("REITs").

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Currency Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk


                        Other Investment Companies Risk


                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                                       42


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2003-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003     2004      2005       2006      2007

                                   23.21    6.97      14.64      3.69      21.46


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:   2nd Quarter   2003:    12.06%

Worst:  1st Quarter   2005:    (5.62)%


                                       43


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

1000(Reg. TM) Growth Index. The Russell 1000(Reg. TM) Growth Index measures the performance of 1000 of the largest companies in the Russell 3000(Reg. TM) Index with higher price-to-book ratios and higher forecasted growth values. Class S shares' performance has been adjusted to reflect the higher expenses of ADV

Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                             AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                          (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                            1 YEAR          5 YEARS             10 YEARS

                                                      (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURN ...................... 21.46%        21.33%(1)          N/A

Russell 1000(Reg. TM) Growth Index .... 11.81%        11.81%(3)          N/A

CLASS S RETURN (ADJUSTED) ............. 20.88%        13.62%               7.31%(1)

Russell 1000(Reg. TM) Growth Index .... 11.81%        12.11%               6.48%(3)




(1)   ADV Class shares commenced operations on December 29, 2006, Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   Effective April 30, 2007, the Portfolio changed its name from ING Van

      Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth

      Portfolio.

(3)   The index return for ADV Class shares is for the period beginning January

      1, 2007. The index return for the Class S shares is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $589.5 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                POSITION AND RECENT BUSINESS EXPERIENCE

___________________ _________________________________________________________________________________________


Dennis Lynch        Mr. Lynch, Managing Director, joined Van Kampen in 1998 and has 13 years of investment industry experience. Mr. Lynch is the Portfolio's lead portfolio manager. He has managed the Portfolio since June 2004.

David Cohen         Mr. Cohen, Managing Director, joined Van Kampen in 1993 and has 21 years of investment industry experience. Mr. Cohen serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio. He has co-managed the Portfolio since June 2004.

Sam Chainani, CFA   Mr. Chainani, Managing Director, joined Van Kampen in 1996 and has 11 years of investment industry experience. Mr. Chainani serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio. He has co-managed the Portfolio since June 2004.

Alexander Norton    Mr. Norton, Executive Director, joined Van Kampen in 2000 and has over 14 years investment industry experience. Mr. Norton serves as the co-portfolio manager and works collaboratively with the other team members to manage the Portfolio. He has co-managed the Portfolio since October 2005.



                                       44


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------





NAME          POSITION AND RECENT BUSINESS EXPERIENCE

_____________ ___________________________________________________________________________________


Jason Yeung   Mr. Yeung, Executive Director, has been associated with Van Kampen in a research capacity from 2002 to 2007. Mr. Yeung serves as co-portfolio manager and works collaboratively with other team members to manage the Portfolio. He has co-managed the Portfolio since September 2007.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       45


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential.

The Portfolio may invest in securities of companies of any size. The

Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the

Portfolio invests at least 65% of its total assets in securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the

Portfolio may concentrate its holdings in a relatively small number of companies. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the

Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts,

futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Currency Risk

                                Derivatives Risk

                              Diversification Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                                       46


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk


                           Other Investment Companies


                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2003-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003     2004     2005       2006       2007

                                   25.81    12.29    10.91      20.94      9.11


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2003:    15.41%

  Worst:  1st Quarter   2003:    (7.70)%


                                       47


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Morgan

Stanley Capital International World ("MSCI World") IndexSM. The MSCI World

IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. Class S shares' performance has been adjusted to reflect the higher expenses of ADV

Class shares. It is not possible to invest directly in the index.






                          AVERAGE ANNUAL TOTAL RETURNS(1)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                   1 YEAR          5 YEARS             10 YEARS

                                             (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


ADV CLASS RETURNS ............. 9.11%         9.06%(1)               N/A

MSCI World IndexSM ............ 9.04%         9.04%(2)               N/A

CLASS S RETURNS (ADJUSTED) .... 9.34%        15.68%                    11.41%(1)

MSCI World IndexSM ............ 9.04%        16.96%                    11.03%(2)




(1)   ADV Class shares commenced operations on December 29, 2006. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)   The index return for ADV Class shares is for the period beginning January

      1, 2007. The index return for the Class S shares is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $589.5 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                   POSITION AND RECENT BUSINESS EXPERIENCE

______________________ ____________________________________________________________________________________


Hassan Elmasry, CFA    Mr. Elmasry is the lead portfolio manager for the Global and American Franchise strategies and has managed the Portfolio since 2002. Mr. Elmasry joined Morgan

                       Stanley in 1995 and has 23 years investment experience.

Michael Allison, CFA   Mr. Allison is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since 2005. Mr. Allison joined Morgan Stanley in 2000 and has 10 years of investment experience.

Paras Dodhia           Mr. Dodhia is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since 2002. Mr. Dodhia joined Morgan Stanley in 2002 and has 8 years of investment experience.

Jayson Vowles          Mr. Vowles is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since 2003. Mr. Vowles joined Morgan Stanley in 2003 and has 6 years of investment experience.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       48


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Sub-Adviser seeks to achieve the

Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's Rating Corporation or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the

Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk


                           Other Investment Companies


                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                                       49


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2004) and

ADV Class shares' (2005-2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999     2000      2001     2002     2003    2004    2005   2006    2007

13.75   15.47     -2.44    -12.26   -15.05   27.43   13.69   9.71   15.59   2.20


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1998:     17.20%

  Worst:  3rd Quarter   2002:    (18.02)%


                                       50


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class and Class S shares'

performance to that of a broad measure of market performance - the Russell

1000(Reg. TM) Value Index. The Russell 1000(Reg. TM) Value Index is an

unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Class S shares' performance has been adjusted to reflect the higher expenses of ADV

Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                         AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                      (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                            1 YEAR           5 YEARS         10 YEARS

                                                        (OR LIFE OF CLASS)


ADV CLASS RETURN .....................    2.20%          9.59%(1)             N/A

Russell 1000(Reg. TM) Value Index ....   (0.17)%        10.46%(3)             N/A

CLASS S RETURN (ADJUSTED) ............    2.23%         13.42%             6.01%

Russell 1000(Reg. TM) Value Index ....   (0.17)%        14.63%             7.68%




(1)   ADV Class shares commenced operations on February 22, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV

      Class shares would have had substantially similar annual returns as the

      Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      ADV Class shares have different expenses.

(2)   Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different sub-adviser.


(3)   The index return for ADV Class shares is for the period beginning March

      1, 2004.


MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $589.5 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                     POSITION AND RECENT BUSINESS EXPERIENCE

________________________ _____________________________________________________________________________________


James A. Gilligan, CFA   Mr. Gilligan, Managing Director, joined Van Kampen in 1985 and is a member of the

                         Equity Income Team. Mr. Gilligan is the lead portfolio manager and is responsible for the execution of the overall strategy of the Portfolio. Mr. Gilligan has managed the Portfolio since 2002.

James O. Roeder, CFA     Mr. Roeder, Executive Director, joined Van Kampen in 1999 and is a member of the

                         Equity Income Team. Mr. Roeder has managed the Portfolio since 2002.

Thomas Bastian, CFA      Mr. Bastian, Managing Director and a member of the Equity Income Team, joined

                         Van Kampen in 2003. Mr. Bastian is the co-lead portfolio manager and has managed the Portfolio since 2003. From 2001 to 2003, Mr. Bastian was a portfolio manager at

                         Eagle Asset Management.

Mark Laskin              Mr. Laskin, Executive Director and a member of the Equity Income Team, joined

                         Van Kampen in 2000 in an investment management capacity. He began managing the Portfolio in 2007.

Sergio Marcheli          Mr. Marcheli, Executive Director and portfolio manager for the Separately Managed

                         Account Strategies, has managed the Portfolio since 2003. From 1995 to 2002, Mr.

                         Marcheli was associated with Van Kampen in a research capacity.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       51


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of

Securities Dealers Automated Quotation ("NASDAQ") System. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser selects securities generally for long-term investment with an emphasis on a value-driven approach to bottom-up stock selection with a top-down asset allocation overlay. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States,

if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the

United States or if it is organized or has a principal office in the United

States; and (2) a company is considered to be in the real estate industry if it: (a) derives at least 50% of its revenues or profits from the ownership,

construction, management, financing or sale of residential, commercial or industrial real estate; or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above industries.


The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

o  equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

o  financial institutions which issue or service mortgages, not to exceed 25%

   of total assets;

o  securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;


o  high-yield debt securities and convertible bonds, not to exceed 20% of total assets;


o  mortgage- and asset-backed securities; and

o  covered options on securities and stock indices.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Asset Allocation Risk

                          Asset-Backed Securities Risk

                                       52


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                              Diversification Risk

                             Equity Securities Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                          Industry Concentration Risk


                                  Manager Risk


                            Market and Company Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                       Real Estate Investment Trusts Risk

                                  Sector Risk

                            Securities Lending Risk

                                Value Investing

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                                       53


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998     1999     2000    2001   2002     2003    2004    2005    2006    2007

-13.75   -4.16   30.56   7.77    -0.16   37.26   37.30   16.37   37.18   -18.02




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2004:     17.70%

  Worst:  4th Quarter   2007:    (14.73)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Dow Jones

Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate

Securities Index consists of REITs and real estate operating companies. Class S shares' performance has been adjusted to reflect the higher expenses of ADV

Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                                  AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                               (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                       1 YEAR            5 YEARS          10 YEARS

                                                                   (OR LIFE OF CLASS)


ADV CLASS RETURN ...................................  (18.02)%           2.61%(1)             N/A

Dow Jones Wilshire Real Estate Securities Index ....  (17.58)%           0.31%(3)             N/A

CLASS S RETURN (ADJUSTED) ..........................  (18.03)%          19.77%             11.09%

Dow Jones Wilshire Real Estate Securities Index ....  (17.58)%          18.62%             14.45%




(1)   ADV Class shares commenced operations on April 17, 2006. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      ADV Class shares have different expenses.

(2)   On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio.

      Performance prior to December 17, 2001 is attributable to a different sub-adviser.

(3)   The index return for ADV Class shares is for the period beginning May 1,

      2006.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $589.5 billion.


                                       54


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ___________________________________________________________________________________


Theodore R. Bigman   Mr. Bigman, Managing Director, joined Van Kampen in 1995 and has 20 years of investment experience. He is Head of Global Real Estate, responsible for Morgan

                     Stanley Investment Management's real estate securities investment management business. Mr. Bigman is the Portfolio's lead portfolio manager and has managed the

                     Portfolio since 2001.



Mr. Bigman is supported by a team of five research analysts. Together, Mr.

Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       55


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO

SUB-ADVISER

Wells Capital Management, Inc. ("Wells Capital Management")

INVESTMENT OBJECTIVE


Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Sub-Adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio generally invests in securities of mid-sized companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the Sub-Adviser believes more attractive value opportunities exist. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PENDING MERGER - On March 27, 2008, the Board approved a proposal to reorganize the Portfolio into ING Pioneer Mid Cap Value Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2008. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING Pioneer Mid

Cap Portfolio. For more information regarding ING Pioneer Mid Cap Portfolio,

please contact a Shareholder Services representative at (800) 366-0066.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below:

                                   Call Risk

                              Debt Securities Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

                                       56


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2006) and

ADV Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of the ADV Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999    2000      2001     2002     2003    2004    2005   2006    2007

12.29   24.21   -15.53    -13.29   -29.51   30.66   12.17   5.48   14.77   -4.14


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     17.90%

  Worst:  2nd Quarter   2002:    (18.46)%


                                       57


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

Midcap(Reg. TM) Value Index. The Russell Midcap(Reg. TM) Value Index is an

unmanaged index that measures the performance of those Russell Midcap(Reg. TM)

companies with lower price-to-book ratios and lower forecasted growth values.

The Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR           5 YEARS         10 YEARS

                                                       (OR LIFE OF CLASS)


ADV CLASS RETURN .......................  (4.14)%           4.44%(1)             N/A

Russell Midcap(Reg. TM) Value Index ....  (1.42)%           6.18%(3)             N/A

CLASS S RETURN (ADJUSTED) ..............  (4.08)%          11.21%              2.05%

Russell Midcap(Reg. TM) Value Index ....  (1.42)%          17.92%             10.18%




(1)   ADV Class shares commenced operations on August 24, 2006. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      ADV Class shares have different expenses.

(2)   On April 30, 2007, ING Wells Fargo Mid Cap Disciplined Portfolio changed its name to ING Wells Fargo Disciplined Value Portfolio. Wells Capital

      Management has managed the Portfolio since August 29, 2005. Jennison

      Associates LLC managed the Portfolio from July 31, 2002 through August

      28, 2005. Performance prior to July 31, 2002 is attributable to a different sub-adviser.

(3)   The index return for ADV Class shares is for the period beginning

      September 1, 2006.

MORE ON THE SUB-ADVISER

Wells Capital Management, an indirect, wholly-owned subsidiary of Wells Fargo &

Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations,

endowments, trust companies and high net worth individuals.


The principal address of Wells Capital Management is 525 Market Street, 10th

Floor, San Francisco, CA 94105. As of December 31, 2007, Wells Capital

Management had over $219.9 billion in total assets under management.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                        POSITION AND RECENT BUSINESS EXPERIENCE

___________________________ _________________________________________________________________________________________


Robert J. Costomiris, CFA   Mr. Costomiris is the Managing Director and senior portfolio manager for the Disciplined

                            Value Equity team of Wells Capital Management and has been responsible for the day-to-day management of the Portfolio since August 2005. Prior to joining Wells

                            Capital Management in 2005, he held the same responsibilities at Strong Capital

                            Management from 2001 through 2005. Prior to joining Strong Capital Management,

                            Mr. Costomiris spent 4 years as the Director of Research at Thomson Horstmann &

                            Bryant in New Jersey and 4 years as a Senior Investment Consultant at Hewitt Associates in Chicago, Illinois. Mr. Costomiris is a member of the CFA Institute and has earned the Chartered Financial Analyst ("CFA") designation.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       58


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

SUB-ADVISER

Wells Capital Management, Inc. ("Wells Capital Management")

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The

Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index at the time of purchase. The range of the Russell 2500TM Index was $27 million to

$20.6 billion, as of December 31, 2007. The market capitalization of companies in the index changes with market conditions and the composition of the index.

The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk


                           Other Investment Companies


                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       59


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's ADV Class shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        19.44      -4.05


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   1st Quarter   2006:    13.46%

  Worst:  4th Quarter   2007:    (5.21)%


                                       60


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's ADV Class shares' performance to those of two broad measures of market performance - the Russell 2000(Reg. TM) Value

Index and Russell 2000(Reg. TM) Index. The Russell 2000(Reg. TM) Value Index

measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(Reg.

TM) Index measures the performance of the 2,000 smallest companies in the

Russell 3000(Reg. TM) Index. The Russell 2000(Reg. TM) Value Index is intended to be the comparative index for the Portfolio. The Russell 2000(Reg. TM) Value

Index is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                           AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR           5 YEARS          10 YEARS

                                                      (OR LIFE OF CLASS)


ADV CLASS RETURN .......................  (4.05)%          5.36%(1)            N/A

Russell 2000(Reg. TM) Value Index ......  (9.78)%          4.93%(2)            N/A

Russell 2000(Reg. TM) Index ............  (1.57)%          7.38%(2)            N/A




(1)   ADV Class shares commenced operations on November 30, 2005.

(2)   The index returns are for the period beginning December 1, 2005.

MORE ON THE SUB-ADVISER

Wells Capital Management, an indirect, wholly-owned subsidiary of Wells Fargo &

Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations,

endowments, trust companies and high net worth individuals.


The principal address of Wells Capital Management is 525 Market Street, 10th

Floor, San Francisco, CA 94105. As of December 31, 2007, Wells Capital

Management had over $219.9 billion in total assets under management.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                        POSITION AND RECENT BUSINESS EXPERIENCE

___________________________ _____________________________________________________________________________________


Robert J. Costomiris, CFA   Mr. Costomiris has managed the Portfolio since November 2005. Prior to joining Wells

                            Capital Management in 2005, Mr. Costomiris held the same responsibilities at Strong

                            Capital Management, Inc. ("SCM") from 2001 through 2005. Prior to joining SCM,

                            he spent 4 years as the Director of Research at Thomson Horstmann & Bryant in

                            New Jersey and 4 years as a Senior Investment Consultant at Hewitt Associates in

                            Chicago, Illinois. Mr. Costomiris is a member of the CFA Institute and has earned the Chartered Financial Analyst ("CFA") designation.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       61


--------------------------------------------------------------------------------

                          PORTFOLIO FEES AND EXPENSES

--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by the ADV shares of the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2007 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable

Contract or Qualified Plan. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a

Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT).

Not Applicable.

                                ADV CLASS SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)





                                                       DISTRIBUTION (12B-1)

                                           MANAGEMENT    AND SHAREHOLDER        OTHER

PORTFOLIO                                     FEE        SERVICE FEES(2)      EXPENSES


ING AllianceBernstein Mid Cap Growth(5)       0.77%           0.75%          0.00%

ING BlackRock Inflation Protected Bond        0.45%           0.75%          0.17%(7)(8)

ING BlackRock Large Cap Growth(5)             0.80%           0.75%          0.00%

ING BlackRock Large Cap Value(5)              0.80%           0.75%          0.00%

ING FMRSM Diversified Mid Cap(5)              0.63%           0.75%          0.00%

ING Franklin Income                           0.65%           0.75%          0.13%(7)

ING Franklin Mutual Shares(5)                 0.78%           0.75%          0.00%

ING Lord Abbett Affiliated(5)                 0.75%           0.75%          0.00%

ING T. Rowe Price Capital Appreciation(5)     0.64%           0.75%          0.00%

ING T. Rowe Price Equity Income(5)            0.64%           0.75%          0.00%

ING Templeton Global Growth(5)                0.90%           0.75%          0.00%

ING Van Kampen Capital Growth(5)              0.65%           0.75%          0.00%

ING Van Kampen Global Franchise(5)            0.96%           0.75%          0.00%

ING Van Kampen Growth and Income(5)           0.64%           0.75%          0.00%

ING Van Kampen Real Estate(5)                 0.64%           0.75%          0.00%

ING Wells Fargo Disciplined Value(5)          0.64%           0.75%          0.00%

ING Wells Fargo Small Cap Disciplined         0.77%           0.75%          0.15%(7)


                                             ACQUIRED

                                            FUND FEES     TOTAL         WAIVERS,          NET

                                               AND      OPERATING    REIMBURSEMENTS,   OPERATING

PORTFOLIO                                  EXPENSES(3)  EXPENSES   AND RECOUPMENTS(4)  EXPENSES


ING AllianceBernstein Mid Cap Growth(5)     N/A         1.52%          (0.15)%         1.37%(6)

ING BlackRock Inflation Protected Bond      N/A         1.37%(8)       (0.15)%         1.22%

ING BlackRock Large Cap Growth(5)           N/A         1.55%          (0.29)%         1.26%

ING BlackRock Large Cap Value(5)            N/A         1.55%          (0.21)%(10)     1.34%

ING FMRSM Diversified Mid Cap(5)             0.00%(9)   1.38%          (0.15)%         1.23%

ING Franklin Income                         N/A         1.53%          (0.19)%         1.34%

ING Franklin Mutual Shares(5)               N/A         1.53%          (0.15)%         1.38%

ING Lord Abbett Affiliated(5)               N/A         1.50%          (0.15)%         1.35%(6)

ING T. Rowe Price Capital Appreciation(5)   N/A         1.39%          (0.15)%         1.24%

ING T. Rowe Price Equity Income(5)          N/A         1.39%          (0.15)%         1.24%

ING Templeton Global Growth(5)              N/A         1.65%          (0.15)%         1.50%

ING Van Kampen Capital Growth(5)            N/A         1.40%          (0.17)%(10)     1.23%

ING Van Kampen Global Franchise(5)          N/A         1.71%          (0.15)%         1.56%

ING Van Kampen Growth and Income(5)          0.00%(9)   1.39%          (0.15)%         1.24%

ING Van Kampen Real Estate(5)               N/A         1.39%          (0.15)%         1.24%

ING Wells Fargo Disciplined Value(5)        N/A         1.39%          (0.15)%         1.24%

ING Wells Fargo Small Cap Disciplined       N/A         1.67%          (0.20)%         1.47%





(1)   This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. For all Portfolios, estimated operating expenses are based on each

      Portfolio's actual operating expenses for ADV Class shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSL, as investment adviser to each

      Portfolio, has agreed for each Portfolio for the current fiscal year.



(2)   ING Funds Distributor, LLC has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolios, so that the actual fee paid by a Portfolio is at an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



(3)   The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolios directly. These fees and expenses include each Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Operating Expenses.



(4)   DSL has entered into written expense limitation agreements with certain

      Portfolios under which it will limit expenses of these Portfolios excluding interest, taxes, brokerage, extraordinary expenses and Acquired

      Fund Fees and Expenses, if applicable, subject to possible recoupment by

      DSL within three years. The amount of these Portfolios' expenses waived,

      reimbursed or recouped during the last fiscal year is shown under the heading Waivers, Reimbursements, and Recoupments. The expense limitation agreements will continue through at least May 1, 2009. This amount also includes the 0.15% distribution fee waiver which footnote 2 explains in more detail. The expense limitation agreements are contractual


                                       62


--------------------------------------------------------------------------------

                    PORTFOLIO FEES AND EXPENSES (continued)

--------------------------------------------------------------------------------


  and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the

  Management Agreement. In addition, the expense limitation agreements may be terminated by the Trust upon at least 90 days' written notice to the applicable Portfolio's Adviser, DSL. Pursuant to a side agreement effective

  April 30, 2007, DSL has effected an expense limit for ING BlackRock Large

  Cap Growth Portfolio though May 1, 2009. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it. For more information regarding the expense limitation agreements or side agreements for these Portfolios, please see the Statement of Additional Information.



(5)   The Management Agreement between the Trust and its Adviser, DSL, provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING BlackRock

      Inflation Protected Bond, ING Franklin Income and ING Wells Fargo Small

      Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting,

      auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the

      Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance

      coverage, any taxes paid by the Portfolios, expenses paid through the

      Shareholder Service and Distribution Plan for the ADV Class shares,

      interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.



(6)   A portion of the brokerage commissions that ING AllianceBernstein Mid Cap

      Growth and ING Lord Abbett Affiliated Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the total Net

      Operating Expenses for each Portfolio for the year ended December 31,

      2007 would have been 1.35% and 1.34%, respectively. This arrangement may be discontinued at any time.



(7)   Pursuant to its administration agreement with the Trust, ING Funds

      Services, LLC may receive an annual administration fee equal to 0.10% of

      ING BlackRock Inflation Protected Bond, ING Franklin Income and ING Wells

      Fargo Small Cap Disciplined Portfolio's average daily net assets, which is reflected in Other Expenses.



(8)   Includes 0.01% of non-recurring offering expenses for ING BlackRock

      Inflation Protected Bond Portfolio. Excluding this amount, Total

      Operating Expenses would have been 1.36%.

(9)   Amount represents less than 0.01% and is included in Other Expenses.

(10)  DSL has contractually agreed to waive a portion of the advisory fee for

      ING BlackRock Large Cap Value and ING Van Kampen Capital Growth

      Portfolios. Based upon average net assets as of December 31, 2007, the advisory fee waiver for these Portfolios would equal (0.06)% and (0.02)%,

      respectively. This advisory fee waiver will continue through at least May

      1, 2009. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSL elects to renew it.


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                    PORTFOLIO FEES AND EXPENSES (continued)

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

EXAMPLES. The Examples are intended to help you compare the cost of investing in Adviser Class shares of the Portfolios with the cost of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher.

Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary. The Examples assume that you invest $10,000 in the Adviser Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Adviser Class shares' operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:



PORTFOLIO(1)                            1 YEAR  3 YEARS  5 YEARS  10 YEARS

ING AllianceBernstein Mid Cap Growth     $139     $466     $815    $1,800

ING BlackRock Inflation Protected Bond   $124     $417     $731    $1,623

ING BlackRock Large Cap Growth           $128     $461     $817    $1,821

ING BlackRock Large Cap Value            $136     $469     $825    $1,828

ING FMRSM Diversified Mid Cap            $125     $422     $741    $1,644

ING Franklin Income                      $136     $465     $816    $1,807

ING Franklin Mutual Shares               $140     $469     $820    $1,811

ING Lord Abbett Affiliated               $137     $459     $804    $1,778

ING T. Rowe Price Capital Appreciation   $126     $425     $746    $1,656

ING T. Rowe Price Equity Income          $126     $425     $746    $1,656

ING Templeton Global Growth              $153     $506     $883    $1,942

ING Van Kampen Capital Growth            $125     $426     $750    $1,665

ING Van Kampen Global Franchise          $159     $524     $914    $2,007

ING Van Kampen Growth and Income         $126     $425     $746    $1,656

ING Van Kampen Real Estate               $126     $425     $746    $1,656

ING Wells Fargo Disciplined Value        $126     $425     $746    $1,656

ING Wells Fargo Small Cap Disciplined    $150     $507     $889    $1,959


(1)   The Example numbers reflect the contractual expense limits for the one-year period and the first year of the three-, five- and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS

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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT

PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT

ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S

INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL

RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTION OF THE PORTFOLIOS"

SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL

PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF

INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ASSET ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


ASSET-BACKED SECURITIES RISK. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates.

During such periods, reinvestment of the prepayment proceeds by a Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. A

Portfolio's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.


BORROWING RISK. A Portfolio may borrow for temporary emergency purposes,

including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. A cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call,"

or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT DERIVATIVES RISK. Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A

Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the

Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the

U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

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                     SUMMARY OF PRINCIPAL RISKS (continued)

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

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in depositary receipts,

including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts,

to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index.

Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio.

Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940

Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a

Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have,

negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to:

price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities.

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities

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                     SUMMARY OF PRINCIPAL RISKS (continued)

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will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S.

investments for many reasons, including changes in currency exchange rates;

unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries;

foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying,

selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global

Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities

(commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.

These less liquid securities could include securities of small- and mid-sized

U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


INCOME RISK. A Portfolio's income may fall due to falling interest rates.

Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by industry.

INFLATION-INDEX BONDS RISK. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect

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                     SUMMARY OF PRINCIPAL RISKS (continued)

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to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates.

When interest rates are rising, the prices of debt securities tend to fall.

When interest rates are falling, the prices of debt securities tend to rise.

Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS RISK. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a

Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The

Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

LEVERAGING RISK. Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose a Portfolio to greater risk and increase its costs. To mitigate leverage risk, the Adviser or Sub-Adviser to a

Portfolio will segregate liquid assets on the books of a Portfolio or otherwise cover the transactions. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of a Portfolio's portfolio will be magnified when the Portfolio uses leverage. A Portfolio will also have to pay interest on its borrowings,

reducing the Portfolio's return. This interest expense may be greater than a

Portfolio's return on the underlying investment.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition.

Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a

Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the

Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Many sub-advisers of equity Portfolios employ styles that are characterized as

"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.

For example, some value managers

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                     SUMMARY OF PRINCIPAL RISKS (continued)

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employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some Portfolios that are characterized as growth or value can have greater volatility than other Portfolios managed by other managers in a growth or value style.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small-

and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger,

fully-valued companies. Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result,

stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions.

For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time.

Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely,

fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines,

more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a

Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline,

borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

OTHER INVESTMENT COMPANIES RISK. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and

Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's

Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial

Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds

("iShares"). The main risk of investing in other investment companies

(including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in

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                     SUMMARY OF PRINCIPAL RISKS (continued)

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response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees,

administration fees and custodial fees) in addition to the expenses of the

Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii)

trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the

OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of a Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of a Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.

Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

REAL ESTATE INVESTMENT TRUSTS ("REITS") RISK. Investing in REITs may subject a

Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type.

These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES RISK. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that a Portfolio's sub-adviser believes are cheap relative to an economically equivalent security of the same or another company.

Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.


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A merger, tender or exchange offer, or other corporate restructuring proposed at the time a Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

SECTOR RISK. A sector is a group of selected industries, such as technology. A

Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector,

volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S.

government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.


SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies.

Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, a Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves,

political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International

Monetary Fund or other multilateral agencies. If a government entity defaults,

it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company.

Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage

Association. Other U.S. government securities are not direct obligations of the

U.S. Treasury, but rather are backed by the ability to borrow directly from the

U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S.

government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.


WHEN ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. A

Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. A Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security a Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.


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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under the

Portfolio's principal investment strategies, is diversified, as defined in the

1940 Act. A diversified portfolio may not, as to 75% of its total assets,

invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio is non-fundamental. Investment policies are fundamental if so designated in this Prospectus or in the

Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the

Portfolio's name. For more information about these policies, please consult the

SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at

http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names,

investment objectives and principal investment strategies as those of the

Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern.

Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS


A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the

Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The ING Lord Abbett Affiliated

Portfolio may invest for temporary defensive purposes some or all of its assets in short-term fixed-income securities. These securities may include:

obligations of the U.S. government and its agencies and instrumentalities,

commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash. The types of defensive positions in which a Portfolio may engage, unless specifically noted under a Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES


In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the

Portfolios (except for ING BlackRock Inflation Protected Bond, , ING Franklin

Income and ING Wells Fargo Small Cap Disciplined Portfolios). DSL procures and pays for the services and information necessary to the proper conduct of the

Portfolios' business, including custodial, administrative, transfer agency,

portfolio accounting, dividend disbursing, auditing and ordinary legal services. For these Portfolios, DSL also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these

Portfolios for compliance with applicable legal requirements and monitors the

Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part


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of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses,

such as litigation or indemnification expenses.


The Trust pays a management fee to DSL for its services. Out of this management fee, DSL in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSL, out of its management fee,

pays many of the ordinary expenses for each Portfolio (except for ING Franklin

Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds

Services, LLC ("ING Funds Services"), an affiliate of the Adviser, under which

ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds

Services on behalf of ING Franklin Income and ING Wells Fargo Small Cap

Disciplined Portfolios. The administrative services performed by ING Funds

Services on behalf of DSL and ING Franklin Income and ING Wells Fargo Small Cap

Disciplined Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the

Portfolios for compliance with applicable legal requirements and monitors the

Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the

principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed

Services, Inc. ("DSI"), the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory

Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public

Disclosure Hotline at 800-289-9999.

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan")

in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the

Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSL) and other financial intermediaries and plan administrators ("financial service firms") The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolios (a 0.25% shareholder service fee and at 0.50%

distribution fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

HOW ING COMPENSATES ENTITIES OFFERING ITS PORTFOLIOS AS INVESTMENT OPTIONS IN

THEIR INVESTMENT PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Plan, the Portfolios' Adviser or Distributor

(collectively "ING"), out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies.

The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable

Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.


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

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING

Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra

Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser has entered into similar agreements with affiliated insurers,

including, but not limited to: ING Life Insurance and Annuity Company;

ReliaStar Life Insurance Company; ReliaStar Company of New York; Security Life

of Denver; ING USA Annuity and Life Insurance Company and ING Life Insurance

Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a

Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable

Contracts and for services provided to Variable Contract owners. Neither the

Portfolios, nor the Adviser or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS


Each Portfolio is available to serve as an investment option offered through

Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as

amended and the underlying U.S. Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to

Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified

Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the

Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent.

In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE")

(normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The

Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified

Plans, other investment companies or other permitted investors. Certain

Portfolios may not be available as investment options in your Variable

Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account,

investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.


Each Portfolio's shares may be purchased by other investment companies,

including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management.

For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios'

administrator has agreements which require such intermediaries to provide detailed account information including trading history, upon request of the

Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent,

short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a

Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each

Adviser or a Sub-Adviser to invest assets in an orderly, long-term manner.

Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios'

performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a

Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV,

investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage

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opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such

"stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities,

such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares,

which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a

Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI.

Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios'

website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

                                       77


--------------------------------------------------------------------------------

                                NET ASSET VALUE

--------------------------------------------------------------------------------

The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days.

The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the

Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest,

approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the

Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

o  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

o  Securities of an issuer that has entered into a restructuring;

o  Securities whose trading has been halted or suspended;

o  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

o  Securities that are restricted as to transfer or resale.


The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The

Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the

Portfolio determines its NAV per share.


When an insurance company or Qualified Plan is buying shares of the Portfolios,

it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

                                       78


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                          MANAGEMENT OF THE PORTFOLIOS

--------------------------------------------------------------------------------

ADVISER

DSL, a Delaware limited liability company, serves as the adviser to the

Portfolios. DSL has overall responsibility for the management of the

Portfolios. DSL oversees all investment advisory and portfolio management services for the Portfolios.

On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer.

As a result of this reorganization, DSI's advisory contracts were assumed by

DSL.


DSL is registered with the SEC as an investment adviser and DSL is registered with the FINRA as a broker-dealer. DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed approximately $47.4 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody

Drive, West Chester, PA 19380.

DSL has engaged one or more sub-advisers to provide day-to-day management of each Portfolio's portfolio. Some of these sub-advisers are affiliates of DSL,

and some are independent.

DSL acts as a "manager-of-managers" for the Portfolios. DSL delegates to the sub-adviser of the Portfolios the responsibility for investment management,

subject to DSL's oversight. DSL is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Board of the

Trust. It is not expected the DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Trust and DSL received exemptive relief from the SEC permitting DSL, with the approval of the Board, to appoint additional non-affiliated sub-advisers or replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the shareholders. A Portfolio will notify shareholders of any change in the identity of a sub-adviser of a Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the

Portfolio and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either DSL or the Board of the Trust. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the

Portfolios.


                                       79

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--------------------------------------------------------------------------------

                    MANAGEMENT OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ADVISORY FEES

DSL receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more

Portfolios).

The following table shows the aggregate annual advisory fee paid by each

Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:


                                                       ADVISORY FEES

PORTFOLIO                                  (AS A % OF AVERAGE DAILY NET ASSETS)

ING AllianceBernstein Mid Cap Growth                       0.77%

ING BlackRock Inflation Protected Bond(1)                  0.45%

ING BlackRock Large Cap Growth                             0.80%

ING BlackRock Large Cap Value                              0.80%

ING FMRSM Diversified Mid Cap                              0.63%

ING Franklin Income                                        0.65%

ING Franklin Mutual Shares(1)                              0.78%

ING Lord Abbett Affiliated                                 0.75%

ING T. Rowe Price Capital Appreciation                     0.64%

ING T. Rowe Price Equity Income                            0.64%

ING Templeton Global Growth                                0.90%

ING Van Kampen Capital Growth                              0.65%

ING Van Kampen Global Franchise                            0.96%

ING Van Kampen Growth and Income                           0.64%

ING Van Kampen Real Estate                                 0.64%

ING Wells Fargo Disciplined Value                          0.64%

ING Wells Fargo Small Cap Disciplined                      0.77%


(1)   Because the Portfolio had not had a full calendar year of operations as of December 31, 2007, the advisory fee for the Portfolio reflects the current contract rate.


For information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' (except

ING BlackRock Inflation Protected Bond and ING Franklin Mutual Shares

Portfolios) annual shareholder report dated December 31, 2007. For more information regarding the Board's approval of the investment advisory and sub-advisory relationships for ING BlackRock Inflation Protected Bond and ING

Franklin Mutual Shares Portfolios, please refer to the Portfolios' semi-annual shareholder report dated June 30, 2007.


                                       80


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                            TAXES AND DISTRIBUTIONS

--------------------------------------------------------------------------------

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain.

Each Portfolio also intends to comply with the diversification requirements of

Section 817(h) of the Code and the underlying regulations for Variable

Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

Since the sole shareholders of a Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF

YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS

FOR THE VARIABLE CONTRACT.

                                       81


--------------------------------------------------------------------------------

                 PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

--------------------------------------------------------------------------------

ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Income

Portfolio, ING Franklin Mutual Shares Portfolio, ING Lord Abbett Affiliated

Portfolio, ING Templeton Global Growth Portfolio, ING Wells Fargo Disciplined

Value Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold either directly to the public on a retail basis or through variable products and that are advised or sub-advised by BlackRock Financial Management, Franklin Mutual,

Lord Abbett, Templeton Global Advisors and Wells Capital Management,

respectively.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable

Funds would be negatively impacted if the total operating expenses of the

Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each

Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT

REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE

INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD

REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE

STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE

INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE

PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each

Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable

Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable

Funds for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmarks.(1)





                                                                                    10 YEARS

                                                                                   (OR SINCE

                                                         1 YEAR  3 YEARS  5 YEARS  INCEPTION)


BlackRock Inflation Protected Bond Fund Portfolio -

Institutional

Class (BPRIX) ........................................  11.83%    5.30%      -     6.70%(2)

(Comparable to ING BlackRock Inflation Protected Bond

Portfolio)

Lehman Brothers(Reg. TM) Global Real U.S. TIPS Index .  11.64%    4.85%      -     6.02%(3)

Franklin Income Fund - Class A (FKINX ) ..............   5.31%    8.51%  13.42%    8.49%

(Comparable to ING Franklin Income Portfolio)

S&P 500(Reg. TM) Index ...............................   5.49%    8.62%  12.83%    5.91%

Lehman Brothers(Reg. TM) Government/Credit Bond Index    7.23%    4.44%   4.44%    6.01%

Mutual Shares Fund - Class Z (MUTHX) .................   3.30%   10.51%  14.25%    9.26%

(Comparable to ING Franklin Mutual Shares Portfolio)

S&P 500(Reg. TM) Index ...............................   5.49%    8.62%  12.83%    5.91%




                                       82


--------------------------------------------------------------------------------

           PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS (continued)

--------------------------------------------------------------------------------





                                                                                      10 YEARS

                                                                                     (OR SINCE

                                                         1 YEAR   3 YEARS  5 YEARS  INCEPTION)


Lord Abbett Affiliated Fund - Class Y (LAFYX) ........   3.66%     8.00%  13.17%     7.90%(4)

(Comparable to ING Lord Abbett Affiliated Portfolio)

Russell 1000(Reg. TM) Value Index ....................  (0.17)%    9.32%  14.63%     6.86%(5)

Templeton Growth Fund - Class A (TEPLX) ..............   2.19%    10.42%  15.91%     9.44%

(Comparable to ING Templeton Global Growth Portfolio)

MSCI World IndexSM ...................................   9.04%    12.75%  16.96%     7.00%

Wells Fargo Advantage Mid Cap Disciplined Fund -

Class I

(SMCDX) ..............................................  (4.89)%    6.68%  15.66%    14.59%(6)

(Comparable to ING Wells Fargo Disciplined Value

Portfolio)

Russell Midcap(Reg. TM) Value Index ..................  (1.42)%   10.11%  17.92%    10.18%(7)

Wells Fargo Advantage Small Cap Disciplined Fund -

Class I

(SCOVX) ..............................................  (4.79)%    3.86%  18.26%    13.84%(8)

(Comparable to ING Wells Fargo Small Cap Disciplined

Portfolio)

Russell 2000(Reg. TM) Value Index ....................  (9.78)%    5.27%  15.80%     9.48%(9)





(1)   The Lehman Brothers(Reg. TM) Global Real U.S. TIPS Index is an unmanaged market index made up of U.S. Treasury Inflation Linked Indexed securities. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Lehman Brothers(Reg. TM)

      Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate and long-term government and investment grade corporate debt securities having maturities of greater than one year. The Russell 1000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI

      World IndexSM is an unmanaged index that measures the performance of over

      1,400 securities listed on exchanges in the United States, Europe,

      Canada, Australia, New Zealand and the Far East. The Russell Midcap(Reg.

      TM) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(Reg. TM) Index measures the performance of the smallest 800 companies in the Russell 1000(Reg. TM)

      Index. The Russell 2000(Reg. TM) Value Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell

      3000(Reg. TM) Index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower than forecasted growth values.


(2)   Fund commenced operations on June 24, 2004.

(3)   Index return is for the period beginning July 1, 2004.

(4)   Fund commenced operations on March 27, 1998.

(5)   Index return is for period beginning April 1, 1999.


(6)   Portfolio commenced operations on December 31, 1998.


(7)   Index return is for period beginning January 1, 1999.

(8)   Fund commenced operations on March 28, 2002.


(9)   Index return is for period beginning April 1, 2002.


                                       83


--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's ADV Class shares' financial performance for the past 5 years

(or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. The financial information has been derived from the Portfolios' financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.


--------------------------------------------------------------------------------

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO





                                                                       ADV CLASS

                                                              ____________________________

                                                                YEAR ENDED   SEPTEMBER 25,

                                                               DECEMBER 31,   2006(1) TO

                                                              _____________  DECEMBER 31,

                                                                   2007          2006

                                                              _____________ ______________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          16.80          15.94

Income (loss) from investment operations:

Net investment loss                                     $         (0.17)         (0.01)*

Net realized and unrealized gain on investments         $           1.88           0.87

Total from investment operations                        $           1.71           0.86

Less distributions:                                     $

Net investment income                                   $           0.02             -

Net realized gains on investments                       $           1.19             -

Total distributions                                     $           1.21             -

Net asset value, end of period                          $          17.30          16.80

TOTAL RETURN(2)                                         %          10.37           5.40

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000's)                       $             1              1

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           1.52           1.52

  commission recapture(3)

Net expenses after expense waiver and prior to          %           1.37           1.37

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage         %           1.35           1.34

  commission recapture(3)(4)

Net investment loss after expense waiver and            %         (1.03)         (0.27)

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                 %           113            122




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


                                       84


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO





                                                                 ADV CLASS

                                                               _____________

                                                                 APRIL 30,

                                                                 2007(1) TO

                                                                DECEMBER 31,

                                                                    2007

                                                               _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                  $            10.00

Income from investment operations:

Net investment income                                 $             0.29*

Net realized and unrealized gain on investments       $             0.32

Total from investment operations                      $             0.61

Less distributions from:

Net investment income                                 $             0.34

Total distributions                                   $             0.34

Net asset value, end of period                        $            10.27

TOTAL RETURN(2)                                         %           6.27

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000's)                     $                1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)               %           1.37

Net expenses after expense waiver(3)(4)(5)              %           1.22

Net investment income after expense waiver(3)(4)(5)     %           4.29

Portfolio turnover rate                                 %            217




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(5)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO





                                                                               ADV CLASS

                                                          ____________________________________________________

                                                                       YEAR ENDED                  MARCH 17,

                                                                      DECEMBER 31,                 2004(1) TO

                                                          _____________________________________   DECEMBER 31,

                                                              2007         2006         2005          2004

                                                          ___________  ___________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period               $          11.42        11.48        10.45         10.06

Income (loss) from investment operations:

Net investment loss                                $         (0.04)       (0.03)       (0.02)        (0.00)*

Net realized and unrealized gain on investments    $           0.77         0.79         1.05          1.25

Total from investment operations                   $           0.73         0.76         1.03          1.25

Less distributions from:

Net realized gains on investments                  $             -          0.82           -           0.85

Return of capital                                  $             -            -            -           0.01

Total distributions                                $             -          0.82           -           0.86

Net asset value, end of period                     $          12.15        11.42        11.48         10.45

TOTAL RETURN(2)                                    %           6.39         6.73         9.86         12.57

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                  $         5,943        4,825        1,714            91

Ratio to average net assets:

Gross expenses prior to expense waiver(3)          %           1.55         1.55         1.56          1.41

Net expenses after expense waiver(3)(4)            %           1.29         1.36         1.36          1.41

Net investment loss after expense waiver(3)(4)     %         (0.33)       (0.39)       (0.64)        (0.24)

Portfolio turnover rate                            %           195          139          155           204




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee . The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.


*     Amount is more than $(0.005).

                                       85


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP VALUE PORTFOLIO





                                                                   ADV CLASS

                                                          ___________________________

                                                            YEAR ENDED    APRIL 28,

                                                           DECEMBER 31,   2006(1) TO

                                                          _____________  DECEMBER 31,

                                                               2007          2006

                                                          _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $         13.75         13.48

Income from investment operations:

Net investment income                               $          0.03*         0.04*

Net realized and unrealized gain on investments     $          0.53          0.66

Total from investment operations                    $          0.56          0.70

Less distributions from:

Net investment income                               $          0.02          0.10

Net realized gains on investments                   $          0.44          0.33

Total distributions                                 $          0.46          0.43

Net asset value, end of period                      $         13.85         13.75

TOTAL RETURN(2)                                     %          3.87          5.45

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                   $             1             1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)           %          1.55          1.55

Net expenses after expense waiver(3)(4)             %          1.34          1.35

Net investment income after expense waiver(3)(4)    %          0.23          0.47

Portfolio turnover rate                             %           110           103




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO





                                                                       ADV CLASS

                                                              ___________________________

                                                                YEAR ENDED   JANUARY 17,

                                                               DECEMBER 31,   2006(1) TO

                                                              _____________  DECEMBER 31,

                                                                   2007          2006

                                                              _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          13.28         13.92

Income (loss) from investment operations:

Net investment loss                                     $         (0.04)        (0.02)

Net realized and unrealized gain on investments         $           1.92          0.75

Total from investment operations                        $           1.88          0.73

Less distributions from:

Net investment income                                   $           0.01            -

Net realized gains on investments                       $           0.06          1.37

Total distributions                                     $           0.07          1.37

Net asset value, end of period                          $          15.09         13.28

TOTAL RETURN(2)                                         %          14.16          5.62

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $         9,615         3,276

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           1.38          1.40

  commission recapture(3)

Net expenses after expense waiver and prior to          %           1.23          1.25

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage         %           1.23          1.25

  commission recapture(3)(4)

Net investment loss after expense waiver and            %         (0.22)        (0.17)

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                 %           147           160




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the averge daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.


                                       86


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING FRANKLIN INCOME PORTFOLIO





                                                                  ADV CLASS

                                                         ___________________________

                                                           YEAR ENDED   DECEMBER 29,

                                                          DECEMBER 31,   2006(1) TO

                                                         _____________  DECEMBER 31,

                                                              2007          2006

                                                         _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period               $          11.02         11.02

Income (loss) from investment operations:

Net investment income (loss)                       $           0.55        (0.00)*

Net realized and unrealized loss on investments    $         (0.31)            -

Total from investment operations                   $           0.24        (0.00)*

Less distributions from:

Net investment income                              $           0.12            -

Net realized gains on investments                  $           0.02            -

Total distributions                                $           0.14            -

Net asset value, end of period                     $          11.12         11.02

TOTAL RETURN(2)                                    %           2.17            -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                  $             1             1

Ratio to average net assets:

Gross expenses prior to expense waiver(3)          %           1.53          1.55

Net expenses after expense waiver(3)(4)(5)         %           1.34          1.34

Net investment income (loss) after expense         %           5.03        (1.34)

  waiver(3)(4)(5)

Portfolio turnover rate                            %            30             9




--------------------------------------------------------------------------------

(1)   Commencement of opertions.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



(5)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.

*     Amount is more than $(0.005).


--------------------------------------------------------------------------------

ING FRANKLIN MUTUAL SHARES PORTFOLIO


                                                              ADV CLASS

                                                            _____________

                                                              APRIL 30,

                                                              2007(1) TO

                                                             DECEMBER 31,

                                                                 2007

                                                            _____________

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period               $            10.00

Income (loss) from investment operations:

Net investment income                              $             0.07*

Net realized and unrealized loss on investments    $            (0.44)

Total from investment operations                   $            (0.37)

Less distributions from:

Net realized gains on investments                  $             0.00**

Total distributions                                $             0.00**

Net asset value, end of period                     $             9.63

TOTAL RETURN(2)                                      %          (3.67)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000's)                  $                1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)            %           1.53

Net expenses after expense waiver(3)(4)              %           1.38

Net investment income after expense waiver(3)(4)     %           0.98

Portfolio turnover rate                              %             17


--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.

**    Amount is less than $0.005.


                                       87


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO





                                                                       ADV CLASS

                                                              ___________________________

                                                                YEAR ENDED    APRIL 28,

                                                               DECEMBER 31,   2006(1) TO

                                                              _____________  DECEMBER 31,

                                                                   2007          2006

                                                              _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          12.51        12.92

Income from investment operations:

Net investment income                                   $           0.09         0.08*

Net realized and unrealized gain on investments         $           0.38         0.82

Total from investment operations                        $           0.47         0.90

Less distributions from:

Net investment income                                   $           0.19         0.16

Net realized gains on investment                        $           0.31         1.15

Total distributions                                     $           0.50         1.31

Net asset value, end of period                          $          12.48        12.51

TOTAL RETURN(2)                                         %           3.67         7.95

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $             1             1

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           1.50         1.50

  commission recapture(3)

Net expenses after expense waiver and prior to          %           1.35         1.35

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage         %           1.34         1.34

  commission recapture(3)(4)

Net investment income after expense waiver and          %           0.72         1.00

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                 %           131            48




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attribuatable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO





                                                                                           ADV CLASS

                                                               _________________________________________________________________

                                                                                   YEAR ENDED                       DECEMBER 16,

                                                                                  DECEMBER 31,                       2003(1) TO

                                                               __________________________________________________   DECEMBER 31,

                                                                   2007         2006         2005         2004          2003

                                                               ___________  ___________  ___________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          26.11       24.86        24.37        21.34          20.75

Income from investment operations:

Net investment income                                   $           0.50        0.45*        0.31*        0.34*          0.01

Net realized and unrealized gain on investments         $           0.67        2.88         1.41         3.13           0.68

Total from investment operations                        $           1.17        3.33         1.72         3.47           0.69

Less distributions:

Net investment income                                   $           0.46        0.40         0.36         0.28           0.08

Net realized gains on investments                       $           2.70        1.68         0.87         0.16           0.02

Total distributions                                     $           3.16        2.08         1.23         0.44           0.10

Net asset value, end of period                          $          24.12       26.11        24.86        24.37          21.34

TOTAL RETURN(2)                                         %           4.05       14.25         7.33        16.28           3.72

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $        62,600       70,012       48,910       12,693            42

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           1.39        1.40         1.40         1.26           1.29

  commission recapture(3)

Net expenses after expense waiver and prior to

brokerage commission

recapture(3)(4)                                          %           1.24        1.25         1.25         1.26           1.29

Net expenses after expense waiver and brokerage         %           1.24        1.24         1.25         1.25           1.28

  commission recapture(3)(4)

Net investment income after expense waiver and

brokerage commission

recapture(3)(4)                                          %           1.91        1.81         1.16         1.49           2.72

Portfolio turnover rate                                 %            60           58           23           21            12




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


                                       88


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO





                                                                                    ADV CLASS

                                                               ____________________________________________________

                                                                            YEAR ENDED                 JANUARY 15,

                                                                           DECEMBER 31,                 2004(1) TO

                                                               _____________________________________   DECEMBER 31,

                                                                   2007         2006         2005          2004

                                                               ___________  ___________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $         15.28        13.65        13.68         12.35

Income from investment operations:

Net investment income                                   $          0.21*        0.18*        0.17*         0.16*

Net realized and unrealized gain on investments         $          0.24         2.27         0.29          1.37

Total from investment operations                        $          0.45         2.45         0.46          1.53

Less distributions:

Net investment income                                   $          0.16         0.20         0.17          0.13

Net realized gains on investments                       $          0.57         0.62         0.32          0.07

Total distributions                                     $          0.73         0.82         0.49          0.20

Net asset value, end of period                          $         15.00        15.28        13.65         13.68

TOTAL RETURN(2)                                         %          2.71        18.66         3.55         12.41

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $        24,913       31,856       20,692         3,581

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %          1.39         1.40         1.40          1.27

  commission recapture(3)

Net expenses after expense waiver and prior to          %          1.24         1.24         1.25          1.27

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage         %          1.24         1.24         1.25          1.26

  commission recapture(3)(4)

Net investment income after expense waiver and          %          1.35         1.23         1.21          1.34

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                 %            27           19           18            16




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO





                                                                         ADV CLASS

                                                               ______________________________

                                                                 YEAR ENDED    DECEMBER 29,

                                                                DECEMBER 31,    2006(1) TO

                                                               _____________   DECEMBER 31,

                                                                    2007           2006

                                                               _____________ ________________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $         14.39            14.39

Income (loss) from investment operations:

Net investment income (loss)                             $          0.13*          (0.00)**

Net realized and unrealized gain on investments          $          0.19               -

Total from investment operations                         $          0.32           (0.00)**

Less distributions from:

Net investment income                                    $          0.18               -

Net realized gains on investments                        $          0.33               -

Total distributions                                      $          0.51               -

Net asset value, end of period                           $         14.20            14.39

TOTAL RETURN(2)                                          %          2.01               -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $             1               1

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage     %          1.66             1.68

  commission recapture(3)

Net expenses after expense waiver and prior to           %          1.50             1.53

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage          %          1.50             1.53

  commission recapture(3)(4)

Net investment income (loss) after expense waiver and    %          0.89           (1.53)

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                  %            23              20




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding thorughout the period.

**    Amount is more than $(0.005).


                                       89


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO





                                                                  ADV CLASS

                                                         ___________________________

                                                           YEAR ENDED   DECEMBER 29,

                                                          DECEMBER 31,   2006(1) TO

                                                         _____________  DECEMBER 31,

                                                              2007          2006

                                                         _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period               $          11.83         11.83

Income (loss) from investment operations:

Net investment loss                                $         (0.01)        (0.00)*

Net realized and unrealized gain on investments    $           2.51            -

Total from investment operations                   $           2.50        (0.00)*

Less distributions from:

Net realized gains on investments                  $           0.44            -

Total distributions                                $           0.44            -

Net asset value, end of period                     $          13.89         11.83

TOTAL RETURN(2)                                    %          21.46            -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                  $             1             1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)          %           1.40          1.40

Net expenses after expense waiver(3)(4)            %           1.17          1.23

Net investment loss after expense waiver(3)(4)     %         (0.08)        (1.23)

Portfolio turnover rate                            %            56            59




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Amount is more than $(0.005).


--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO





                                                                        ADV CLASS

                                                              ___________________________

                                                                 YEAR ENDED   DECEMBER 29,

                                                                DECEMBER 31,   2006(1) TO

                                                               _____________  DECEMBER 31,

                                                                    2007          2006

                                                               _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          15.85         15.85

Income (loss) from investment operations:

Net investment income (loss)                             $           0.23        (0.00)*

Net realized and unrealized gain on investments          $           1.21            -

Total from investment operations                         $           1.44        (0.00)*

Less distributions from:

Net realized gains on investments                        $           0.49            -

Total distributions                                      $           0.49            -

Net asset value, end of period                           $          16.80         15.85

TOTAL RETURN(2)                                          %           9.11            -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $             1             1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)                %           1.71          1.73

Net expenses after expense waiver(3)(4)                  %           1.56          1.58

Net investment income (loss) after epense waiver(3)(4)   %           1.44        (1.58)

Portfolio turnover rate                                  %            26            16




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Amount is more than $(0.005).


                                       90


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO





                                                                                    ADV CLASS

                                                               ____________________________________________________

                                                                            YEAR ENDED                 FEBRUARY 22,

                                                                           DECEMBER 31,                 2004(1) TO

                                                               _____________________________________   DECEMBER 31,

                                                                   2007         2006         2005          2004

                                                               ___________  ___________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $         27.87        26.86        24.73         22.77

Income from investment operations:

Net investment income                                   $          0.32*        0.33*        0.24*         0.19*

Net realized and unrealized gain on investments         $          0.43         3.53         2.14          2.05

Total from investment operations                        $          0.75         3.86         2.38          2.24

Less distributions from:

Net investment income                                   $          0.35         0.38         0.25          0.28

Net realized gains on investments                       $          1.87         2.47            -             -

Total distributions                                     $          2.22         2.85         0.25          0.28

Net asset value, end of period                          $         26.40        27.87        26.86         24.73

TOTAL RETURN(2)                                         %          2.20        15.59         9.71          9.84

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $         5,264        8,391          855           443

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %          1.39         1.40         1.40          1.27

  commission recapture(3)

Net expenses after expense waiver and prior to          %          1.24         1.25         1.25          1.27

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage         %          1.24         1.24         1.24          1.25

  commission recapture(3)(4)

Net investment income after expense waiver and          %          1.14         1.22         0.92          0.97

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                 %            25           30           39            52




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO





                                                                        ADV CLASS

                                                               ___________________________

                                                                 YEAR ENDED    APRIL 17,

                                                                DECEMBER 31,   2006(1) TO

                                                               _____________  DECEMBER 31,

                                                                    2007          2006

                                                               _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $           38.58       33.28

Income (loss) from investment operations:

Net investment income                                    $           0.42*        0.22*

Net realized and unrealized gain (loss) on investments   $          (6.66)        8.33

Total from investment operations                         $          (6.24)        8.55

Less distributions from:

Net investment income                                    $           0.45         0.52

Net realized gains on investments                        $           3.87         2.73

Total distributions                                      $           4.32         3.25

Net asset value, end of period                           $          28.02        38.58

TOTAL RETURN(2)                                          %         (18.02)       27.48

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $            848          548

Ratios to average net assets:

Gross expenses prior to expense waiver(3)                %           1.39         1.40

Net expenses after expense waiver(3)(4)                  %           1.24         1.25

Net investment income after expense waiver(3)(4)         %           1.23         0.88

Portfolio turnover rate                                  %             40           28




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


                                       91


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO





                                                                        ADV CLASS

                                                               ___________________________

                                                                 YEAR ENDED    AUGUST 24,

                                                                DECEMBER 31,   2006(1) TO

                                                               _____________  DECEMBER 31,

                                                                    2007          2006

                                                               _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $         17.69         15.99

Income (loss) from investment operations:

Net investment income                                    $          0.18*         0.05*

Net realized and unrealized gain (loss) on investments   $         (0.89)         1.65

Total from investment operations                         $         (0.71)         1.70

Less distributions from:

Net investment income                                    $          0.23             -

Total distributions                                      $          0.23             -

Net asset value, end of period                           $         16.75         17.69

TOTAL RETURN(2)                                          %         (4.14)        10.63

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $            45             3

Ratios to average net assets:

Gross expenses prior to expense waiver(3)                %          1.39          1.40

Net expenses after expense waiver(3)(4)                  %          1.24          1.25

Net investment income after expense waiver(3)(4)         %          0.99          1.25

Portfolio turnover rate                                  %           106            97




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO





                                                                              ADV CLASS

                                                                ______________________________________

                                                                      YEAR ENDED          NOVEMBER 30,

                                                                     DECEMBER 31,          2005(1) TO

                                                                _______________________   DECEMBER 31,

                                                                    2007        2006          2005

                                                                ___________  __________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          11.37        9.73         10.00

Income (loss) from investment operations:

Net investment income (loss)                             $           0.05       0.01*        (0.01)

Net realized and unrealized gain (loss) on investments   $         (0.51)       1.88         (0.26)

Total from investment operations                         $         (0.46)       1.89         (0.27)

Less distributions:

Net investment income                                    $             -        0.03             -

Net realized gains on investments                        $             -        0.22             -

Total distributions                                      $             -        0.25             -

Net asset value, end of period                           $          10.91      11.37           9.73

TOTAL RETURN(2)                                          %         (4.05)      19.44         (2.70)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $           354         412             1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)                %           1.67       1.69           2.03

Net expenses after expense waiver(3)(4)(5)               %           1.47       1.47           1.47

Net investment income (loss) after expense               %           0.36       0.09         (1.69)

  waiver(3)(4)(5)

Portfolio turnover rate                                  %           111          62             1




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to ADV Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



(5)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


                                       92


TO OBTAIN

MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investment is available in the

Portfolios' annual and semi-annual shareholder reports. In the annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or

to make inquiries about the Portfolios, please write to the Trust at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258, call 1-800-366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC

Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public

Reference Section, 100 F Street, NE Washington,  D.C. 20549-0102.

[GRAPHIC APPEARS HERE]

                                                          SEC FILE NO. 811-05629

04/28/08


ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2008

INSTITUTIONAL CLASS

BOOK 1

BALANCED FUND

     ING MFS Total Return Portfolio

BOND FUNDS

     ING Limited Maturity Bond Portfolio

     ING PIMCO Core Bond Portfolio

     ING PIMCO High Yield Portfolio

INTERNATIONAL/GLOBAL FUNDS

     ING Global Real Estate Portfolio


     ING Global Resources Portfolio


     ING International Growth Opportunities Portfolio

     ING JPMorgan Emerging Markets Equity Portfolio

     ING Julius Baer Foreign Portfolio

     ING Marsico International Opportunities Portfolio

     ING VP Index Plus International Equity Portfolio

MONEY MARKET FUND

     ING Liquid Assets Portfolio

STOCK FUNDS


     ING Disciplined Small Cap Value Portfolio


     ING Evergreen Health Sciences Portfolio

     ING Evergreen Omega Portfolio

     ING Janus Contrarian Portfolio

     ING JPMorgan Small Cap Core Equity Portfolio

     ING JPMorgan Value Opportunities Portfolio

     ING Legg Mason Value Portfolio

     ING Marsico Growth Portfolio

     ING MFS Utilities Portfolio

     ING Oppenheimer Main Street Portfolio (Reg. TM)

     ING Pioneer Equity Income Portfolio

     ING Pioneer Fund Portfolio

     ING Pioneer Mid Cap Value Portfolio

     ING Stock Index Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN

[GRAPHIC APPEARS HERE]

ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE

INSTITUTIONAL CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU

SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE.

PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR

GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE

BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS.

THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE

INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC")

HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER

THE INFORMATION IN THE PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE

SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY

AND RETAINED FOR FUTURE REFERENCE.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                        PAGE

INTRODUCTION

   ING Investors Trust ..........................         3

   Advisers .....................................         3

   Portfolios and Sub-Advisers ..................         3

   Classes of Shares ............................         3

   Investing Through Your Variable

     Contract or Qualified Plan .................         3

   Why Reading this Prospectus is

     Important ..................................         3

DESCRIPTION OF THE PORTFOLIOS

   ING Disciplined Small Cap Value

     Portfolio ..................................         4

   ING Evergreen Health Sciences

   ING International Growth Opportunities

     Portfolio ..................................        20

   ING Janus Contrarian Portfolio ...............        23

   ING JPMorgan Emerging Markets

     Equity Portfolio ...........................        26

   ING JPMorgan Small Cap Core Equity

     Portfolio ..................................        30

   ING JPMorgan Value Opportunities

   ING Marsico International

   ING Oppenheimer Main Street

   ING VP Index Plus International Equity

MORE INFORMATION

   Percentage and Rating Limitations ............       106

   A Word about Portfolio Diversity .............       106

   Fundamental Investment Policies ..............       106

   Non-Fundamental Investment Policies ..........       106

   Additional Information about the

   How ING Compensates Entities

     Offering Its Portfolios as Investment

     Options in Their Investment

     Products ...................................       107

   Interests of the Holders of Variable

MANAGEMENT OF THE PORTFOLIOS

PERFORMANCE OF SIMILARLY MANAGED

   MUTUAL FUNDS .................................       115

FINANCIAL HIGHLIGHTS ............................       117

TO OBTAIN MORE INFORMATION ...................... Backcover


                                       1


--------------------------------------------------------------------------------

                                  INTRODUCTION

--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The

Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISERS


Directed Services LLC ("DSL") serves as the investment adviser to each of the

Portfolios, except ING Disciplined Small Cap Value, ING Global Real Estate and

ING VP Index Plus International Equity Portfolios; and ING Investments, LLC

("ING Investments") serves as the investment adviser to ING Disciplined Small

Cap Value, ING Global Real Estate and ING VP Index Plus International Equity

Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL and ING

Investments are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING

Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.


On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

PORTFOLIOS AND SUB-ADVISERS

ING Disciplined Small Cap Value Portfolio - ING Investment Management Co.


ING Evergreen Health Sciences Portfolio - Evergreen Investment Management

Company, LLC


ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC

ING Global Real Estate Portfolio - ING Clarion Real Estate Securities L.P.


ING Global Resources Portfolio - ING Investment Management Co.


ING International Growth Opportunities Portfolio - ING Investment Management

Co.

ING Janus Contrarian Portfolio - Janus Capital Management LLC

ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment

Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio - J.P. Morgan Investment

Management Inc.

ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment Management

Inc.

ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Value Portfolio - Legg Mason Capital Management, Inc.

ING Limited Maturity Bond Portfolio - ING Investment Management Co.

ING Liquid Assets Portfolio - ING Investment Management Co.

ING Marsico Growth Portfolio - Marsico Capital Management, LLC

ING Marsico International Opportunities Portfolio - Marsico Capital Management,

LLC

ING MFS Total Return Portfolio - Massachusetts Financial Services Company

ING MFS Utilities Portfolio - Massachusetts Financial Services Company

ING Oppenheimer Main Street Portfolio(Reg. TM) - OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC

ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC

ING Pioneer Equity Income Portfolio - Pioneer Investment Management, Inc.

ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

ING Stock Index Portfolio - ING Investment Management Co.

ING VP Index Plus International Equity Portfolio - ING Investment Management

Advisors, B.V.

CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"),

Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class

shares. ING Liquid Assets Portfolio and ING Stock Index Portfolio do not offer

ADV Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered in this Prospectus.

Class I shares are not subject to any sales loads, servicing fees or Rule 12b-1 distribution fees.

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Shares of the Portfolios may be offered to separate asset accounts ("Separate

Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified

Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the

Portfolios. Class I shares also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                                       3


--------------------------------------------------------------------------------

                         DESCRIPTION OF THE PORTFOLIOS

--------------------------------------------------------------------------------

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

To outperform the total return performance of the Russell 2000(Reg. TM) Value

Index by investing in common stocks of small companies whose stock prices are believed to be undervalued. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Russell 2000(Reg. TM) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Russell 2000(Reg. TM) Value Index is a stock market index comprised of common stocks with lower price-to-book ratios and lower forecasted growth values as defined by Russell Investment Group. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell

2000(Reg. TM) Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the market capitalization ranges of the companies in the Russell 2000(Reg. TM) Value Index changes. As of December 31, 2007, the smallest company in the Russell 2000(Reg.

TM) Value Index had a market capitalization of $27 million and the largest company had a market capitalization of $6 billion.

In managing the Portfolio, the Sub-Adviser seeks to achieve the Portfolio's investment objective by overweighting those stocks in the Russell 2000(Reg. TM)

Value Index that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Russell 2000(Reg.

TM) Value Index that the Sub-Adviser believes will underperform the Russell

2000(Reg. TM) Value Index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000(Reg. TM) Value Index are generally invested in proportion to their representation in the Russell 2000(Reg. TM)

Value Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the

Russell 2000(Reg. TM) Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000(Reg. TM) Value Index in both rising and falling markets.


The Portfolio may invest in derivative instruments. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company

Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Derivatives Risk

                             Equity Securities Risk

                       Inability to Sell Securities Risk

                              Index Strategy Risk

                             Investment Models Risk


                                  Manager Risk


                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                              Value Investing Risk

                                       4


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing the Portfolio's Class I shares' performance for the first full calendar year of operations.


                          YEAR-BY-YEAR TOTAL RETURN(1)

                       (FOR THE PERIOD ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]



1998   1999   2000   2001   2002   2003   2004   2005   2006   2007

                                                               -14.09




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2007:      2.88%

  Worst:  3rd Quarter   2007:    (12.41)%


                                       5


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Russell 2000(Reg. TM) Value Index.

The Russell 2000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index includes the reinvestment of dividends net of witholding taxes, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the index.






                             AVERAGE ANNUAL TOTAL RETURNS(1)

                        (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                               1 YEAR            5 YEARS         10 YEARS

                                                            (OR LIFE OF CLASS)


CLASS I RETURN .........................  (14.09)%          (3.48)%(1)            N/A

Russell 2000(Reg. TM) Value Index ......  (9.78)%          (1.27)%(2)            N/A




(1)   Class I shares commenced operations on April 28, 2006.

(2)   The index return is for the period beginning May 1, 2006.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ________________________________________________________________________________________


Omar Aguilar, Ph.D   Dr. Aguilar, portfolio manager, has managed the Portfolio since April 2006 and has co-managed the Portfolio since April 2007. Dr. Aguilar has been with ING IM since

                     July 2004 and is head of quantitative equity research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management from

                     July 1999 through January 2002.

Vincent Costa        Vincent Costa, portfolio manager, has co-managed the Portfolio since April 2007.

                     Mr. Costa joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from

                     Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative

                     Investment strategies.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       6


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING EVERGREEN HEALTH SCIENCES PORTFOLIO


SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a non-diversified portfolio that will normally invest at least

80% of its net assets (plus borrowings for investment purposes) in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from products and services in health care. These companies include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio may invest in securities of relatively well-known and large companies, as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management,

growing products, leading technology, franchise niche, strong balance sheet and/or other factors, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the

Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers.

There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may also engage in short sales of index unit investment trusts such as the PowerShares QQQTM. Such practices are used to seek to protect the

Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              Diversification Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Healthcare Sector Risk

                       Inability to Sell Securities Risk

                             Investment Style Risk


                                  Manager Risk


                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk


                             Price Volatility Risk


                                       7


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Securities Lending Risk

                                Short Sales Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and the table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period.

The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2005-2006) and

Class I shares' (2007) performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005       2006       2007

                                                 10.41      13.89      8.78


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   1st Quarter   2006:     6.27%

  Worst:  1st Quarter   2005:    (4.50)%


                                       8


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to those of two broad measures of market performance - the Standard

& Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index and the

Standard & Poor's 1500 Supercomposite Healthcare Sector ("S&P 1500

Supercomposite Healthcare Sector") Index. The S&P 500(Reg. TM) Index is an

unmanaged index that measures the performance of securities of approximately

500 of the largest companies in the United States. The S&P 1500 Supercomposite

Healthcare Sector Index is an unmanaged index tracking the performance of health care stocks within the S&P 500(Reg. TM) Index, Standard & Poor's MidCap

400 IndexTM and Standard & Poor's SmallCap 600 Index. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                                 AVERAGE ANNUAL TOTAL RETURNS(1)

                            (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                         1 YEAR          5 YEARS         10 YEARS

                                                                    (OR LIFE OF CLASS)


CLASS I RETURN .....................................  8.78%         10.44%(1)             N/A

S&P 500(Reg. TM) Index .............................  5.49%          9.13%(2)             N/A

S&P 1500 Supercomposite Healthcare Sector Index ....  7.99%          9.95%(2)             N/A

CLASS S RETURN .....................................  8.56%          8.87%(1)             N/A

S&P 500(Reg. TM) Index .............................  5.49%         10.03%(2)             N/A

S&P 1500 Supercomposite Healthcare Sector Index ....  7.99%          6.16%(2)             N/A




(1)   Class I shares commenced operations on April 28, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   The index returns for Class I shares are for the period beginning May 1,

      2006. The index returns for Class S shares are for the period beginning

      May 1, 2004.

MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $274.7 billion in assets for the Evergreen funds as of December 31, 2007. The principal address of EIMC is

200 Berkeley Street, Boston, Massachusetts 02116-5034.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ ______________________________________________________________________________________


Robert Junkin   Mr. Junkin, portfolio manager, has managed the portfolio since March 2007. Mr. Junkin served as a portfolio manager for John Hancock Financial Services from 2003 to

                March 2007. Previously, he served as an investment analyst and co-manager for Pioneer

                Investments from 1997 through 2002.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       9


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO

SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily, and under normal conditions substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. The Portfolio's Sub-Adviser employs a growth style of equity management that emphasizes companies with cash flow growth, sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that the Sub-Adviser believes can create long-term value for shareholders. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                             Investment Style Risk


                                  Manager Risk


                           Market Capitalization Risk


                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk


                             Price Volatility Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       10


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2005) and

Class I shares' (2006-2007) performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005      2006      2007

                                                 3.98      5.91      11.92


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2007:    10.78%

  Worst:  2nd Quarter   2006:    (8.73)%


                                       11


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

1000(Reg. TM) Growth Index. The Russell 1000(Reg. TM) Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing.

It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)

                      (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                             1 YEAR          5 YEARS         10 YEARS

                                                        (OR LIFE OF CLASS)


CLASS I RETURN ........................  11.92%         11.84%(1)             N/A

Russell 1000(Reg. TM) Growth Index ....  11.81%         12.36%(2)             N/A

CLASS S RETURN ........................  11.65%          7.37%(1)             N/A

Russell 1000(Reg. TM) Growth Index ....  11.81%          8.96%(2)             N/A




(1)   Class I shares commenced operations on May 2, 2005. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   The index return for Class I shares is for the period beginning May 1,

      2005. The index return for Class S shares is for the period beginning May

      1, 2004.

MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $274.7 billion in assets for the Evergreen funds as of December 31, 2007. The principal address of EIMC is

200 Berkeley Street, Boston, Massachusetts 02116-5034.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                      POSITION AND RECENT BUSINESS EXPERIENCE

_________________________ ________________________________________________________________________________________


Aziz Hamzaogullari, CFA   Mr. Hamzaogullari is a Managing Director and Director of Research with the

                          Fundamental Equity Team at EIMC. He has been with EIMC since 2001 and previously served as a Senior Equity Analyst for Manning & Napier Advisers, Inc. Mr. Hamzaogullari

                          has managed the Portfolio since June 2006.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       12


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING GLOBAL REAL ESTATE PORTFOLIO

SUB-ADVISER

ING Clarion Real Estate Securities L.P. ("ING CRES")

INVESTMENT OBJECTIVE


High total return consisting of capital appreciation and current income. The

Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the

Portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter,

the Portfolio expects these investments to be in common stocks of large-, mid-

and small-sized companies, including real estate investment trusts ("REITs").

The Portfolio may invest in companies located in countries with emerging securities markets.

The Sub-Adviser uses a multi-step investment process for constructing the

Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.


o  First, the Sub-Adviser selects sectors and geographic regions in which to invest and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

o  Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and

   (iii) management and strategy.


The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder. The Portfolio may also invest in convertible securities, initial public offerings and Rule 144A securities.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earning of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                          Convertible Securities Risk


                              Diversification Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                          Industry Concentration Risk

                           Market Capitalization Risk

                               Market Trends Risk


                        Mid-Capitalization Company Risk


                                       13


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                        Other Investment Companies Risk


                             Price Volatility Risk

                       Real Estate Investment Trusts Risk


                    Restricted and Illiquid Securities Risk


                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing the Portfolio's Class I shares' performance for the first full calendar year of operations.


                          YEAR-BY-YEAR TOTAL RETURN(1)

                       (FOR THE PERIOD ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]



1998   1999   2000   2001   2002   2003   2004   2005   2006   2007

                                                               -7.03




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   3rd Quarter   2007:      5.70%

  Worst:  4th Quarter   2007:    (10.58)%


                                       14


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Standard & Poor's/Citigroup World

Property ("S&P/Citigroup World Property") Index. The S&P/Citigroup World

Property Index is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than

$100 million and derive more than half of their revenue from property-related activities. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                               1 YEAR           5 YEARS         10 YEARS

                                                           (OR LIFE OF CLASS)


CLASS I RETURN .........................  (7.03)%          13.23%(1)             N/A

S&P/Citigroup World Property Index .....  (7.23)%          14.05%(2)             N/A




(1)   Class I shares commenced operations on January 3, 2006.

(2)   The index return is for the period beginning January 1, 2006.

MORE ON THE SUB-ADVISER


ING CRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in

1969, ING CRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. ING CRES is an indirect, wholly-owned subsidiary of ING

Groep and is an affiliate of the Adviser. The principal address of ING CRES is

201 King of Prussia Road, Suite 600, Radnor, PA 19087. ING CRES is in the

business of providing investment advice to institutional and individual client accounts that, as of December 31, 2007, were valued at approximately $18 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                      POSITION AND RECENT BUSINESS EXPERIENCE

_________________________ _______________________________________________________________________________________


T. Ritson Ferguson, CFA   Mr. Ferguson, Chief Investment Officer ("CIO"), has 22 years of real estate investment experience and has managed the Portfolio since January 2006. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Steven D. Burton, CFA     Mr. Burton, Managing Director, is a portfolio manager and is a member of ING CRES'

                          Investment Committee. Mr. Burton is also responsible for evaluating the investment potential of public real estate companies outside of the US. Mr. Burton joined ING

                          CRES in 1995 and has managed the Portfolio since January 2006.

Joseph P. Smith, CFA      Joseph P. Smith, Managing Director, is a portfolio manager and member of the

                          Investment Policy Committee. Mr. Smith has managed the Fund since February 2007.

                          Mr. Smith is responsible for evaluating the investment potential of public real estate companies within the United States. Mr. Smith joined ING CRES in 1997 and has 14 years of real estate investment management experience.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       15


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. The Portfolio will provide shareholders with at least

60 days' prior notice of any change in this investment policy. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least

50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing,

fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil

and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal

and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious

Metals; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real

Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer

Materials; Electric Utilities; and Independent Power Producers and Energy

Traders.


The Portfolio is permitted to invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. The investment strategy is based on the Sub-Adviser's belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types of commodities. The Portfolio also may invest in: securities issued by companies that are not in natural resources industries;

investment-grade corporate debt; repurchase agreements; and derivatives. The

Portfolio is permitted to invest directly in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts

(including Canadian Royalty Trusts); preferred stock; partnerships, including master limited partnerships ("MLPs"); restricted securities; American

Depositary Receipts ("ADRs"); and Global Depositary Receipts ("GDRs").

The Portfolio normally invests in companies with a large market capitalization,

but may also invest in mid- and small-sized companies. The Portfolio may also invest in other investment companies to the extent permitted under the

Investment Company Act of 1940, as amended and the rules and regulations thereunder.

The Portfolio is permitted to invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index.

The Portfolio is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of Portfolio securities to achieve its investment objective.

                                       16


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Commodities Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                              Diversification Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                          Industry Concentration Risk


                                  Manager Risk


                            Market and Company Risk

                        Mid-Capitalization Company Risk

                             Natural Resources Risk

                              OTC Investment Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                    Restricted and Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower.

Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or

Qualified Plan.

                                       17


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2003) and

Class I shares' (2004-2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998     1999    2000     2001     2002    2003    2004    2005    2006    2007

-29.58   23.36    -4.73   -12.12   0.80    52.22   6.67    38.08   21.72   33.60


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   3rd Quarter   2005:     23.64%

  Worst:  3rd Quarter   1998:    (19.01)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to those of two broad measures of market performance - the Standard

& Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index and the

Standard & Poor's GSSITM Natural Resources ("S&P GSSITM Natural Resources")

Index. The S&P 500(Reg. TM) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United

States. The S&P GSSITM Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                          AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                             1 YEAR          5 YEARS          10 YEARS

                                                        (OR LIFE OF CLASS)


CLASS I RETURN ........................  33.60%         30.25%(1)             N/A

S&P 500(Reg. TM) Index ................   5.49%         11.56%(3)             N/A

S&P GSSITM Natural Resources Index ....  34.22%         29.90%(3)             N/A

CLASS S RETURN ........................  33.27%         29.25%             10.22%

S&P 500(Reg. TM) Index ................   5.49%         12.83%              5.91%

S&P GSSITM Natural Resources Index ....  34.22%         29.13%             12.80%




(1)   Class I shares commenced operations on July 2, 2003. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   On April 30, 2007, the Portfolio changed its principal investment strategies. ING IM has managed the Portfolio since January 3, 2006.

      Baring International Investment Limited managed the Portfolio from March

      1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index returns for the Class I shares are for the period beginning

      July 1, 2003.

                                       18


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ _______________________________________________________________________________________


David Powers    David Powers, CFA, joined ING IM in June 2007 as a Senior Sector Analyst on the fundamental research team, covering the telecommunication services, utilities and materials sectors. Mr. Powers has co-managed the Portfolio since December 2007.

                Prior to joining ING IM, Mr. Powers held several senior investment positions including portfolio manager with Federated Investors since June 2001. Prior to that, he was associate director of research for global equities. Mr. Powers began his investment career at the State Teachers Retirement System of Ohio and held numerous positions including co-portfolio manager.

James A. Vail   James A. Vail, Senior Vice President and portfolio manager, has managed the Portfolio since January 2006 and co-managed the Portfolio since December 2007. Mr. Vail has been with ING IM since July 2000. Mr. Vail has over 32 years of investment experience.

                Prior to joining ING IM in 2000, Mr. Vail was a Vice President at Lexington Management

                Corporation, which he joined in 1991.





The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       19


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO


SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the United States. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Portfolio generally invests in common and preferred stocks,

warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The

Portfolio may invest up to 35% of its assets in securities of U.S. issuers,

including investment-grade government and corporate debt securities. The

Portfolio may invest in derivative instruments, including futures. The

Portfolio may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of

1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer relatively attractive growth prospects relative to their peers in the same industry, sector or region. The valuation characteristics of stocks expected to exhibit growth are also assessed to determine whether the expected growth allows for capital appreciation.

Customized sector, country and universe screens are employed to help rank stocks in terms of their relative attractiveness based on a blend of growth and valuation factors. The relative riskiness of individual securities is also assessed prior to a decision to purchase a security.


The Portfolio may employ currency hedging strategies to seek to protect the portfolio from adverse effects on the U.S. dollar.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                                       20


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                           Market Capitalization Risk

                               Market Trends Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                              Sovereign Debt Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2002-2006) and

Class I shares' (2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001    2002     2003     2004    2005    2006       2007

                             -16.15   29.17    16.71   10.50   21.56      18.72


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     16.16%

  Worst:  3rd Quarter   2002:    (21.03)%


                                       21


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Morgan

Stanley Capital International Europe, Australasia and Far East GrowthSM ("MSCI

EAFE GrowthSM") Index. The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. The MSCI EAFE GrowthSM Index is an unmanaged index that measures the performance in 20 countries within Europe, Australasia and the Far

East with a greater-than-average growth orientation. It is not possible to invest directly in the index.






                        AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                  1 YEAR          5 YEARS             10 YEARS

                                            (OF LIFE OF CLASS)   (OR LIFE OF CLASS)


CLASS I RETURN .............. 18.72%        14.64%(1)          N/A

MSCI EAFE GrowthSM Index .... 16.45%        14.32%(3)          N/A

CLASS S RETURN .............. 18.47%        19.12%               12.33%(1)

MSCI EAFE GrowthSM Index .... 16.45%        19.85%               12.95%(3)




(1)   Class I shares commenced operations on April 28, 2006. Class S shares commenced operations on December 17, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   On April 30, 2007, the Portfolio changed its name from ING International

      Portfolio to ING International Growth Opportunities Portfolio.

(3)   The index return for Class I shares is for the period beginning May 1,

      2006. The index return for Class S shares is for the period beginning

      January 1, 2002.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ ______________________________________________________________________________________


Uri Landesman   Uri Landesman, Senior Vice President and Head of International Equities for ING

                IM, has served as portfolio manager since May 2006. Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research. During his tenure at Federated (which began in 2003), he managed three international large-cap growth funds as well as two global core funds. Prior to working at Federated he had served as an investment professional with Arlington

                Capital Management since 2001. Mr. Landesman began his career at Sanford C. Bernstein

                & Co.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       22


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO

SUB-ADVISER

Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up" approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

The Sub-Adviser makes this assessment by looking at companies one at a time,

regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the

Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is classified as non-diversified. Although the Portfolio may satisfy the requirements for a diversified Portfolio, its non-diversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets),

high-yield bonds (up to 20%) of any quality, index/structured securities,

options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return,

securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                                  Credit Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                              Diversification Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                 Maturity Risk

                                       23


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                    Restricted and Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                            Special Situations Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2001-2006) and

Class I shares' (2007) performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001     2002     2003     2004     2005     2006     2007

                      -5.03   -25.95   50.40    17.13    15.61    23.04    21.30


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     27.41%

  Worst:  3rd Quarter   2002:    (20.32)%


                                       24


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of two broad measures of market performance - The Morgan

Stanley Capital International All Country World Index ("MSCI AC World Index")

and the Standard & Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg.

TM)") Index. The MSCI AC World Index is an unmanaged, free float-adjusted,

market capitalization weighted index composed of stocks of companies located in countries throughout the world. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The indices do not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                               1 YEAR          5 YEARS             10 YEARS

                                         (OR LIFE OF CLASS)   (OR LIFE OF CLASS)

CLASS I RETURN ............ 21.30%        20.60%(1)          N/A

MSCI AC World Index ....... 11.66%        12.78%(2)          N/A

S&P 500(Reg. TM) Index ....  5.49%         9.13%(2)          N/A

CLASS S RETURN ............ 20.88%        24.80%               9.26%(1)

MSCI AC World Index ....... 11.66%        18.24%               5.82%(3)

S&P 500(Reg. TM) Index ....  5.49%        12.83%               2.03%(2)


(1)   Class I shares commenced operations on April 28, 2006. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2)   The index returns for Class I shares are for the period beginning May 1,

      2006. The index returns for Class S shares are for the period beginning

      October 1, 2000.

(3)   Prior to December 31, 2001, the index did not include the deduction of withholding taxes. The gross index return is for the period beginning

      October 1, 2000.


MORE ON THE SUB-ADVISER

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969 and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.


Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 95% of Janus Capital, with the remaining 5% held by Janus

Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. As of December

31, 2007, JCG assets under management were approximately $206.7 billion.


The following individual is responsible for the day-to-day management of the

Portfolio:





NAME                   POSITION AND RECENT BUSINESS EXPERIENCE

______________________ ________________________________________________________________________________________


David C. Decker, CFA   Mr. Decker, has been the Portfolio Manager of the Portfolio since October 2000. Mr.

                       Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst and has acted as Portfolio Manager of other Janus-advised mutual funds since 1996. Mr. Decker holds the Chartered Financial Analyst designation.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       25


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the

United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks,

convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The

Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.


Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets ("MSCI

Emerging Markets") IndexSM. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.


The Portfolio may invest in high-yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S.

government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.


Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The

Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors

(strategic classifications).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

                                       26


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk


                                  Credit Risk


                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk


                               Interest Rate Risk


                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."

                                       27


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2005) and

Class I shares' (2006-2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999     2000     2001     2002     2003    2004    2005    2006    2007

       61.66    -33.79   -5.25    -10.70   46.62   17.76   34.82   36.18   38.86


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1999:     31.50%

  Worst:  3rd Quarter   2001:    (22.80)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Morgan

Stanley Capital International Emerging Markets IndexSM ("MSCI Emerging Markets

IndexSM"). The MSCI Emerging Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                       1 YEAR          5 YEARS             10 YEARS

                                                 (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


CLASS I RETURN ................... 38.86%        37.62%(1)          N/A

MSCI Emerging Markets IndexSM .... 39.39%        37.83%(3)          N/A

CLASS S RETURN ................... 38.53%        34.34%               11.48%(1)

MSCI Emerging Markets IndexSM .... 39.39%        37.02%               14.59%(3)




(1)   Class I shares commenced operations on December 2, 2005. Class S shares commenced operations on February 18, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   J.P. Morgan Investment Management Inc. has managed the Portfolio since

      April 29, 2005. ING Investment Management Advisors B.V. managed the

      Portfolio from March 1, 2004 through April 28, 2005. Baring International

      Investment Limited managed the Portfolio from March 1, 1999 through

      February 29, 2004. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index return for Class I shares is for the period beginning December

      1, 2005. The index return for Class S shares is for the period beginning

      March 1, 1998.

                                       28


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York

10167. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                POSITION AND RECENT BUSINESS EXPERIENCE

___________________ _________________________________________________________________________________________


Austin Forey        Primary portfolio manager and Managing Director of the Portfolio since April 2005,

                    Austin Forey has been at JPMorgan (or one of its predecessors) since 1988 and is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994.

                    Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary    Portfolio manager of the Portfolio since September 2005, and an employee at JPMorgan since 1999 and is a Global Emerging Markets Portfolio Manager. Prior to joining the

                    Global Team, Mr. el Ansary was an investment manager responsible for Eastern and

                    Emerging European equities and is a Middle Eastern country specialist within the

                    Emerging Markets Equity Team.

Greg Mattiko, CFA   Portfolio manager of the Portfolio since September 2005, Mr. Mattiko, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years,

                    where he was responsible for European Long/Short, European Technology, Global,

                    and U.S. equity funds.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       29


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital growth over the long term. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The

Sub-Adviser defines small-capitalization companies as companies with market capitalization equal to those within a universe of Russell 2000(Reg. TM) Index stocks. Market capitalization is the total market value of a company's shares.


The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research.

The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000(Reg. TM) Index only within limits established by the investment team.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The

Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts

("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk



                             Investment Madels Risk

                                       30


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2003-2004) and

Class I shares' (2005-2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003     2004     2005      2006       2007

                                   34.22    25.91    4.00      16.95      -1.56


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:    15.19%

  Worst:  4th Quarter   2007:    (6.64)%


                                       31


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

2000(Reg. TM) Index. The Russell 2000(Reg. TM) Index represents the 2,000 smallest companies in the Russell 3000(Reg. TM) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing.

It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                      1 YEAR           5 YEARS             10 YEARS

                                                 (OR LIFE OF CLASS)   (OF LIFE OF CLASS)


CLASS I RETURN ................. (1.56)%         10.48%(1)          N/A

Russell 2000(Reg. TM) Index .... (1.57)%         10.23%(3)          N/A

CLASS S RETURN ................. (1.69)%         14.96%               8.53%(1)

Russell 2000(Reg. TM) Index .... (1.57)%         16.25%               8.75%(3)




(1)   Class I shares commenced operations on May 6, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   J.P. Morgan Investment Management Inc. has managed the Portfolio since

      May 1, 2002. On November 6, 2006, the Portfolio changed its name from ING

      JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity

      Portfolio.

(3)   The index return for Class I shares is for the period beginning May 1,

      2004. The index return for Class S shares is for the period beginning May

      1, 2002.

MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York

10167. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

__________________________ _______________________________________________________________________________________


Christopher T. Blum, CFA   Mr. Blum, Managing Director, is the CIO of the U.S. Behavioral Financial Group. An

                           employee since 2001, Mr. Blum is responsible for the Intrepid and Behavioral Small

                           Cap Strategies. Mr. Blum rejoined the firm in 2001 where he acted as a portfolio manager and headed the U.S. Behavioral Finance Small Cap Equity Group. Before

                           rejoining the firm in 2001, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, he spent over three years in the U.S. Structured Equity Group at J.P.Morgan where he focused on structured small-cap core and small-cap value accounts. Mr.

                           Blum has been co-managing the Portfolio since August 2004.

Dennis S. Ruhl, CFA        Mr. Ruhl, Vice President, is the head of the U.S. Behavioral Finance Small Cap Equity

                           Group. A member of the team since 2001, Mr Ruhl also acts as a portfolio manager and leads the group's quantitative research effort. An employee since 1999, Mr. Ruhl previously worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl is the former New York and National Chair of the

                           Board of Minds Matter, a non-profit mentoring organization. He is also a board member of the MIT Club of New York and Regional Vice Chair of the MIT Educational Council.

                           Mr. Ruhl is a CFA charterholder. Mr. Ruhl has been c-managing the Portfolios since

                           August 2004.




                                       32


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------





NAME                   POSITION AND RECENT BUSINESS EXPERIENCE

______________________ ____________________________________________________________________________________


Glenn Gawronski, CFA   Mr. Gawronski, Vice President, is a portfolio manager in the U.S Small Cap Equity

                       Group and has 10 years of investment experience. He has been employed by JPMorgan and its affiliates since 1999. Mr. Gawronski is a holder of the CFA designation and has been co-managing the Portfolio since July 2005.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       33


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-

and large-capitalization companies at the time of purchase. The Sub-Adviser considers issuers with market capitalizations between $2 billion and $5 billion to be mid-capitalization companies and those with market capitalizations above

$5 billion to be large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.


Equity securities in which the Portfolio may invest include common stocks,

preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.


Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts,

options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Style Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                             Price Volatility Risk

                            Securities Lending Risk

                              Value Investing Risk

                                       34


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class I shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        20.47      -0.96


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2006:     8.35%

  Worst:  4th Quarter   2007:    (7.18)%


                                       35


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Russell 1000(Reg. TM) Value Index.

The Russell 1000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                               1 YEAR           5 YEARS         10 YEARS

                                                           (OR LIFE OF CLASS)


CLASS I RETURN .........................  (0.96)%           9.15%(1)             N/A

Russell 1000(Reg. TM) Value Index ......  (0.17)%          11.26%(2)             N/A




(1)   Class I shares commenced operations on May 4, 2005.

(2)   The index return is for the period beginning May 1, 2005.

MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York

10167. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                         POSITION AND RECENT BUSINESS EXPERIENCE

____________________________ _____________________________________________________________________________________


Bradford L. Frishberg, CFA   Mr. Frishberg, Managing Director, founded and leads JPMorgan's large-cap Active

                             Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in JPMorgan's London office, then moved to JPMorgan's Tokyo office before returning to New York in 2000. Prior to that, Mr. Frishberg managed

                             Portfolios for Aetna Investment Management in Hong Kong. Mr. Frishberg is a CFA

                             charterholder and has been managing the Portfolio since April 2005.

Alan H. Gutmann              Mr. Gutmann, Vice President, has worked for JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at

                             First Manhattan Co. in 2001, and Oppenheimer Capital from 1991-2000. Mr. Gutmann has been managing the Portfolio since April 2005.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                      36


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO

SUB-ADVISER

Julius Baer Investment Management LLC ("JBIM")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities. The Portfolio will provide shareholders with at least 60 days'

prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global

Depositary Receipts ("GDRs"), convertible securities, rights, warrants, and other investment companies, including exchange-traded funds.

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the Western

Europe, Canada, Australia and New Zealand), the stock selection process is primarily bottom-up. The Sub-Adviser concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The

Sub-Adviser determines the Portfolio's exposure to Japan using a combination of bottom-up and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the United States. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 35% of its total assets in such securities.


The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in

"growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry,

companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The

Portfolio normally has a bias towards larger companies, but may also invest in smaller companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high-risk and high-yield, non-investment grade instruments commonly known as "junk bonds". The Portfolio may use futures, swaps and warrants, which are types of derivatives for hedging purposes and to maintain liquidity or to increase total return.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

                                       37


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the

Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk


                                  Credit Risk


                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk


                               Interest Rate Risk


                                 Liquidity Risk

                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                             Price Volatility Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


                                       38


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2003-2004) and

Class I shares' (2005-2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003     2004     2005     2006       2007

                                   31.06    18.03    15.60    29.63      16.74


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:    19.92%

  Worst:  1st Quarter   2003:    (9.66)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Morgan

Stanley Capital International All Country World ex-U.S. IndexSM ("MSCI All

Country World ex-U.S. IndexSM"). The MSCI All Country World ex-U.S. IndexSM is

a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.






                               AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                           (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                               1 YEAR          5 YEARS             10 YEARS

                                                         (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


CLASS I RETURN ........................... 16.74%        21.27%(1)          N/A

MSCI All Country World ex-U.S.IndexSM .... 16.65%        20.93%(3)          N/A

CLASS S RETURN ........................... 16.47%        21.83%               15.18%(1)

MSCI All Country World ex-U.S.IndexSM .... 16.65%        24.02%               17.06%(3)




(1)   Class I shares commenced operations on December 3, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2)   JBIM has managed the Portfolio since September 2, 2003. Prior to

      September 2, 2003, the Portfolio was managed by J.P. Morgan Investment

      Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment Management, Inc.


(3)   The index return for Class I shares is for the period beginning December

      1, 2004. The index return for Class S shares is for the period beginning

      May 1, 2002.

                                       39


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio.

JBIM is a Delaware limited liability company which is a wholly-owned subsidiary of Julius Baer Americas Inc., which in turn is a wholly-owned subsidiary of

Julius Baer Holding Ltd., a Swiss corporation. JBIM specializes in the management of international and global equities and fixed-income securities. As of December 31, 2007, JBIM managed over $75 billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

__________________________ ______________________________________________________________________________________


Rudolph-Riad Younes, CFA   Managing Director and Head of International Equity; has been with the Julius Baer organization since September 1993. He has been managing the Portfolio since September

                           2003.

Richard Pell               Chief Investment Officer and Chief Executive Officer; has been with the Julius Baer organization since January 1995. He has been managing the Portfolio since September

                           2003.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       40


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO

SUB-ADVISER

Legg Mason Capital Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital,

private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products,

competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information,

economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth."

Thus, the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances,

such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to

25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade,

commonly known as "junk bonds."


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default of the poor earnings of the issuer.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                              Diversification Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                                       41


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Models Risk


                                  Manager Risk


                            Market and Company Risk

                               Market Trends Risk

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                              OTC Investment Risk

                       Small-Capitalization Company Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2001-2004) and

Class I shares' (2005-2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001     2002     2003     2004     2005    2006      2007

                      -9.51   -19.41   22.53    13.87    6.19    6.76      -5.71


                                       42


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2004:     15.18%

  Worst:  3rd Quarter   2002:    (15.25)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Standard &

Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P

500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                1 YEAR         5 YEARS             10 YEARS

                                         (OR LIFE OF CLASS)   (OR LIFE OF CLASS)

CLASS I RETURN ............ (5.71)%        5.44%(1)          N/A

S&P 500(Reg. TM) Index ....  5.49%        10.03%(3)          N/A

CLASS S RETURN ............ (6.00)%        8.16%               1.03%(1)

S&P 500(Reg. TM) Index ....  5.49%        12.83%               2.03%(3)


(1)   Class I shares commenced operations on May 6, 2004. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2)   Legg Mason Capital Management, Inc. has managed the Portfolio since May

      3, 2004. Janus Capital Management LLC managed the Portfolio from

      September 9, 2002 through May 2, 2004. Prior to September 9, 2002, the

      Portfolio was managed by a diferent sub-adviser.


(3)   The index return for Class I shares is for the period beginning May 1,

      2004. The index return for the Class S shares is for the period beginning

      October 1, 2000.

MORE ON THE SUB-ADVISER

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004.

Founded in 1982, Legg Mason is a wholly-owned subsidiary of Legg Mason, Inc.

and is a specialist in the management of U.S. large-cap equities.


The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As

of December 31, 2007, Legg Mason managed $59.6 billion in assets.





NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ __________________________________________________________________________________________


Bill Miller      Legg Mason's investment team is led by Bill Miller, its Chief Investment Officer ("CIO").

                 Mr. Miller is the creator of Legg Mason's investment process and the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has been employed by Legg Mason since 1982.

Mary Chris Gay   Ms. Gay, Senior Vice President and portfolio manager for the Portfolio, implements the investment decisions made and strategies employed by Mr. Miller in the model portfolio, subject to the Portfolio's investment objective, restrictions, cash flows,

                 and other considerations. Ms. Gay has managed or co-managed other equity funds advised by the Legg Mason since 1998 and has been employed by one or more subsidiaries of Legg Mason since 1989 and has managed the Portfolio since May 2004.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       43


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Sub-Adviser utilizes the following decision making process to achieve the

Portfolio's objectives:

o  ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

o  YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;


o  SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. Treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities,

   etc.); and


o  SECURITY SELECTION. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.


The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated investment grade by a Nationally Recognized Statistical

Rating Organization (e.g., Baa3 or better by Moody's Investors Service, Inc.

("Moody's") or BBB- or better by Standard & Poor's Rating Corporation ("S&P")

or, if not rated by Moody's or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P

(A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.


The Portfolio may also invest in: preferred stocks; U.S. government securities,

securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates.

A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities,

subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                       44


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk


                                  Credit Risk


                            Credit Derivatives Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk


                                Leveraging Risk

                                  Manager Risk


                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                    Restricted and Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                              Sovereign Debt Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       45


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2005) and

Class I shares' (2006-2007) performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999    2000    2001    2002    2003    2004    2005    2006      2007

6.86   1.13    7.73    8.84    7.24    2.84    1.38    1.63    4.02      6.09


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:   3rd Quarter   2001:     4.19%

Worst:  2nd Quarter   2004:    (0.93)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Lehman

Brothers(Reg. TM) 1-3 Year Government/Credit Bond Index. The Lehman

Brothers(Reg. TM) 1-3 Year Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                           AVERAGE ANNUAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                      1 YEAR        5 YEARS         10 YEARS

                                                  (OR LIFE OF CLASS)

CLASS I RETURN ......................  6.09%       4.31%(1)              N/A

Lehman Brothers(Reg. TM) 1-3 Year

Government/Credit Bond Index .......  6.83%       4.69%(2)              N/A

CLASS S RETURN ......................  5.77%       3.08%              4.69%

Lehman Brothers(Reg. TM) 1-3 Year

Government/Credit Bond Index .......  6.83%       3.38%              4.99%


(1)   Class I shares commenced operation on April 29, 2005. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   The index return for Class I shares is for the period beginning May 1,

      2005.

                                       46


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individual is responsible for the day-to-day management of the

Portfolio:





NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ______________________________________________________________________________________


James B. Kauffmann   Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the Portfolio since March 1999. Prior to joining ING IM, he was a senior fixed-income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       47


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

High level of current income consistent with the preservation of capital and liquidity. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will operate as a diversified portfolio and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the

Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940

("Rule 2a-7"). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.


The Portfolio will invest in obligations permitted to be purchased under Rule

2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper,

mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes,

including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The

Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies,

finance companies, and broker-dealers.


The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are:

o  first, a formal list of high-quality issuers is actively maintained;

o  second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio's Board of

   Trustees), are selected for investment;

o  third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

o  finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

                                       48


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  Credit Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                                  Sector Risk

                U.S. Government Securities and Obligations Risk

AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED NOR GUARANTEED BY THE FEDERAL

DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE

PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT

IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       49


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2004) and

Class I shares' (2005-2007) performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999    2000    2001    2002    2003    2004    2005      2006      2007

5.13   4.74    6.05    3.85    1.43    0.75    0.92    3.04      4.93      5.22


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   3rd Quarter   2000:   1.56%

  Worst:  4th Quarter   2003:   0.16%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the iMoneyNet

First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. The index does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.



                            AVERAGE ANNUAL RETURNS(1)

                    (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                       1 YEAR          5 YEARS         10 YEARS

                                                     (OR LIFE OF CLASS)

CLASS I RETURN .......................  5.22%         3.84%(1)              N/A

iMoneyNet First Tier Retail Index ....  4.57%         3.24%(2)              N/A

CLASS S RETURN .......................  4.96%         2.80%              3.51%

iMoneyNet First Tier Retail Index ....  4.57%         2.48%              3.23%


(1)   Class I shares commenced operations on May 7, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   The index return for Class I shares is for the period beginning May 1,

      2004.

For the Portfolio's Class I shares' 7 day yield and current 7 day effective yield, please call the Portfolio at (800) 366-0066.

                                       50


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ _____________________________________________________________________________________


David S. Yealy   Mr. Yealy joined ING IM in November 2004. Prior to joining ING IM, he was a Managing

                 Director with Trusco Capital Management where he was employed since 1991. He has managed the Portfolio since November 2004.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       51


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities selected for their long-term growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The

Sub-Adviser defines large companies as companies that typically have market capitalizations in the range of $4 billion or more at the time of purchase. The

Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.


The "top-down" approach generally may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics,

the regulatory environment and the global competitive landscape. In addition,

the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors,

industries and companies that may benefit from the overall trends the

Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the

Sub-Adviser may focus on any number of different attributes that may include,

without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates;

current income; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth,

current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past,

present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio securities if, in the opinion of the Sub-Adviser, a securitie's fundamentals change substantively, its price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or more attractive investment opportunities appear elsewhere of for other reasons.

The Portfolio's core investments generally generally may include established companies and securities that offer long-term growth potential. However, the

Portfolio also may typically include companies of less mature companies,

companies of securities with more aggressive growth characteristics and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).


If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

The Portfolio may also invest in foreign securities including American

Depositary Receipts ("ADRs") or other depositary receipts (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

                                       52


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Currency Risk


                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                             Investment Models Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk


                        Other Investment Companies Risk


                             Price Volatility Risk

                                  Sector Risk

                            Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       53


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2003) and

Class I shares' (2004-2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999    2000     2001     2002     2003     2004    2005    2006    2007

       78.13   -21.99   -30.23   -29.57   32.72    12.86   9.13    5.22    14.43


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:   4th Quarter   1999:     41.31%

Worst:  1st Quarter   2001:    (24.22)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Standard &

Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P

500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                      AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                           1 YEAR          5 YEARS             10 YEARS

                                    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)

CLASS I RETURN ............ 14.43%        14.26%(1)          N/A

S&P 500(Reg. TM) Index ....  5.49%        12.66%(3)          N/A

CLASS S RETURN ............ 14.17%        14.25%               4.59%(1)

S&P 500(Reg. TM) Index ....  5.49%        12.83%               4.58%(3)


(1)   Class I shares commenced operations on May 1, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.

(2)   Marsico Capital Management, LLC has managed the Portfolio since December

      13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3)   The index return for the Class I shares is for the period beginning May

      1, 2003. The index return for the Class S shares is for the period beginning August 1, 1998.

                                       54


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Marsico is located at 1200 Seventeenth Street, Suite 1600, Denver, Colorado

80202. Marsico was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Marsico provides investment services to mutual funds and private accounts and, as of

December 31, 2007, had approximately $106 billion under management. Thomas F.

Marsico is the founder and Chief Executive Officer of Marsico.


The following individual is responsible for the day-to-day management of the

Portfolio:





NAME                POSITION AND RECENT BUSINESS EXPERIENCE

___________________ ____________________________________________________________________________________


Thomas F. Marsico   Thomas F. Marsico is the Chief Investment Officer of Marsico and manages the investment program of the ING Marsico Growth Portfolio. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. He has managed the Portfolio since January 2003.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       55


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is a diversified portfolio and invests primarily (no less than

65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from a number of different countries not including the United States.

The Portfolio may invest, without limit, in foreign investments including

American Depositary Receipts ("ADRs") or other depositary receipts. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the

Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts. The Portfolio may invest in common stocks of companies operating in emerging markets. Some issuers or securities in the Portfolio may be based or economically tied to the

United States.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities including up to 5% of its total assets in high-yield bonds or up to 5% in mortgage- and asset-backed securities.


The Portfolio may invest up to 15% of its net assets in illiquid investments,

which are securities that cannot be sold or disposed of quickly in the normal course of business. The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, as the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the

Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes, that may include, without limitations, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates.

This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant)

its customers, suppliers, distributors and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in Portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively,

its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

                                       56


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Portfolio's core investments generally are comprised of well-known,

established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes

(e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                  Credit Risk


                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Models Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk

                        Mid-Capitalization Company Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                              OTC Investment Risk

                             Price Volatility Risk

                     Restricted or Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       57


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class I shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006   2007

                                                       24.21%  20.88


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2006:    11.50%

  Worst:  2nd Quarter   2006:    (3.23)%


                                       58


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International

Europe, Australasia and Far East(Reg. TM) ("MSCI EAFE(Reg. TM)") Index. The

MSCI EAFE(Reg. TM) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far

East. The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.



                          AVERAGE ANNUAL TOTAL RETURNS(1)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                         1 YEAR       5 YEARS         10 YEARS

                                                 (OR LIFE OF CLASS)

CLASS I RETURN .........................  20.88%      26.78%(1)             N/A

MSCI EAFE(Reg. TM) Index ...............  11.17%      20.27%(2)             N/A


(1)   Class I shares commenced operations on April 29, 2005.

(2)   The index return is for the period beginning May 1, 2005.

MORE ON THE SUB-ADVISER


Marsico is located at 1200 Seventeenth Street, Suite 1600, Denver, Colorado

80202. Marsico was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Marsico provides investment services to mutual funds and private accounts and, as of

December 31, 2007, had approximately $106 billion under management. Thomas F.

Marsico is the founder and Chief Executive Officer of Marsico.


The following individual is responsible for the day-to-day management of the

Portfolio:





NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ___________________________________________________________________________________


James G. Gendelman   Mr. Gendelman is the portfolio manager and has managed the Portfolio since April

                     2005. Prior to joining Marsico in May 2000, Mr. Gendelman spent 13 years as a Vice

                     President of International Sales for Goldman, Sachs & Co. Mr. Gendelman was a

                     certified public accountant for Ernst & Young from 1983-1985.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       59


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income. The

Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser invests the Portfolio's assets in equity securities and debt instruments. The Sub-Adviser seeks to invest between 40% and 75% of the

Portfolio's net assets in equity securities and at least 25% of the Portfolio's total assets in fixed-income senior securities.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in foreign securities, including up to 10% in emerging market securities.


The Sub-Adviser focuses on investing the Portfolio's assets in the stocks of companies that it believes are undervalued compared to their perceived worth

(value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio's assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

With respect to the Portfolio's investments in debt securities, the Sub-Adviser generally invests substantially all of the Portfolio's investments in investment grade debt instruments.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may invest the Portfolio's assets in mortgage dollar rolls.

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic,

political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL INVESTMENT TYPES

EQUITY SECURITIES: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks and depositary receipts for those securities.


DEBT INSTRUMENTS: Debt instruments represent obligations of corporations,

governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.


CORPORATE BONDS: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

U.S. GOVERNMENT SECURITIES: U.S. government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S.

government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

                                       60


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

COLLATERALIZED INSTRUMENTS: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument.

Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments,

accounting and loan analysis.

MUNICIPAL INSTRUMENTS: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility.

Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer's pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.


FOREIGN GOVERNMENT SECURITIES: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.


INFLATION-ADJUSTED DEBT INSTRUMENTS: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation.

Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument's original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

MORTGAGE DOLLAR ROLLS: Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

DERIVATIVES: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options,

structured notes, inverse floating rate instruments, swaps, caps, floors and collars.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Asset Allocation Risk

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                             Investment Model Risk

                                Leveraging Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                       61


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                              OTC Investment Risk

                            Securities Lending Risk

                              Sovereign Debt Risk

                U.S. Government Securities and Obligations Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2003) and

Class I shares' (2004-2007) performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000    2001   2002    2003     2004    2005    2006     2007

       3.38   16.50   0.49    -5.10  16.75    11.45   3.14    12.22    4.27


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:   2nd Quarter   2003:    10.75%

Worst:  3rd Quarter   2002:    (8.33)%


                                       62


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to those of two broad measures of market performance - the Standard

& Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index and the

Lehman Brothers(Reg. TM) Aggregate Bond ("LBAB") Index and a composite index -

consisting of 60% S&P 500(Reg. TM) and 40% LBAB ("Composite") Index. The S&P

500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                             1 YEAR          5 YEARS             10 YEARS

                                         (OR LIFE OF CLASS)   (OR LIFE OF CLASS)

CLASS I RETURN ............ 4.27%         9.59%(1)          N/A

S&P 500(Reg. TM) Index .... 5.49%        12.66%(2)          N/A

LBAB Index ................ 6.97%         4.25%(2)          N/A

Composite Index ........... 6.22%         9.33%(2)          N/A

CLASS S RETURN ............ 4.01%         9.21%               7.13%(1)

S&P 500(Reg. TM) Index .... 5.49%        12.83%               4.58%(2)

LBAB Index ................ 6.97%         4.42%               5.90%(2)

Composite Index ........... 6.22%         9.51%               5.43%(2)



(1)   Class I shares commenced operations on May 1, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.


(2)   The index returns for the Class I shares are for the period beginning May

      1, 2003. The index returns for the Class S shares are for the period beginning August 1, 1998.

                                       63


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S.

mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc.,

which in turn is an indirect majority-owned subsidiary of Sun Life Financial

Inc. (a diversified financial services organization). The principal address of

MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $197.6 billion as of

December 31, 2007.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                      POSITION AND RECENT BUSINESS EXPERIENCE

_________________________ _______________________________________________________________________________________


Brooks Taylor             Mr. Taylor, Investment Officer of MFS, portfolio manager, and leader of the team,

                          has been employed in the MFS investment management area since 1996. Mr. Taylor has managed the Portfolio since 2004.

Steven R. Gorham          Mr. Gorham, Investment Officer of MFS and portfolio manager, has been employed in the MFS investment management area since 1992. Mr. Gorham has managed the

                          Portfolio since 2002.

Nevin P. Chitkara         Mr. Chitkara, portfolio manager, is an Investment Officer of MFS and has been employed in the investment management area of MFS since 1997. Mr. Chitkara has managed the Portfolio since 2006.

Michael W. Roberge        Mr. Roberge, Executive Vice President, Chief Investment Officer and portfolio manager,

                          has been employed in the MFS investment management area since 1996. Mr. Roberge has managed the Portfolio since 2002.

William P. Douglas        Mr. Douglas, Investment Officer of MFS and portfolio manager, has been employed in the MFS investment management area since 2004 and has over 17 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as Vice President and Senior

                          Mortgage Analyst for Wellington Management Company, LLP. Mr. Douglas has managed the Portfolio since 2004.

Richard O. Hawkins, CFA   Mr. Hawkins, Investment Officer of MFS and portfolio manager has been employed in the MFS investment management area since 1988. Mr. Hawkins has managed the

                          Portfolio since 2005.

Gregory W. Locraft, Jr.   Mr. Locraft, Investment Officer of MFS, has been employed in the MFS investment management area since 1998. Mr. Locraft has managed the Portfolio since 2007.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       64


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities sector if, at the time of investment, the

Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Issuers in the utilities sector include issuers engaged in the manufacture, production,

generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph,

satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).


The Sub-Adviser may invest the Portfolio's assets in companies of any size.

The Sub-Adviser may invest the Portfolio's assets in U.S. and foreign securities, including emerging market securities.

The Sub-Adviser primarily invests the Portfolio's assets in equity securities,

but may also invest in debt instruments, including lower quality debt instruments.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic,

political and regulatory conditions. Factors considered for equity securities may include earnings, cash flows, competitive position, and management ability.

Quantitative analysis of these and other factors may also be considered.

Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PRINCIPAL INVESTMENT TYPES


EQUITY SECURITIES: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

DEBT INSTRUMENTS: Debt instruments represent obligations of corporations,

governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

LOWER QUALITY DEBT INSTRUMENTS: Lower quality debt instruments, commonly referred to as "high-yield securities" or "junk bonds," are debt instruments of less than investment grade quality.


                                       65


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

CORPORATE BONDS: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

DERIVATIVES: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options,

structured notes, indexed securities, inverse floating rate instruments, swaps,

caps, floors and collars.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                                Leveraging Risk

                            Market and Company Risk

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk

                              OTC Investment Risk


                                  Sector Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

                            Utilities Industry Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."

                                       66


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class I shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        31.04      27.72


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:   4th Quarter   2006:   13.18%

Worst:  3rd Quarter   2007:    2.56%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(Reg. TM)

Utilities Index ("S&P 500(Reg. TM) Utilities Index"). The S&P 500(Reg. TM)

Utilities Index measures the performance of the utilities sector return. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR        5 YEARS       10 YEARS

                                                   (OR LIFE OF CLASS)

CLASS I RETURN .........................  27.72%       27.89%(1)           N/A

S&P 500(Reg. TM) Utilities Index .......  19.25%       17.84%(2)           N/A


(1)   Class I shares commenced operations on April 29, 2005.

(2)   The index return is for the period beginning May 1, 2005.

MORE ON THE SUB-ADVISER


MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.)

Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston,

Massachusetts 02116. Net assets under management of the MFS organization were approximately $197.6 billion as of December 31, 2007.


                                       67


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                     POSITION AND RECENT BUSINESS EXPERIENCE

________________________ _______________________________________________________________________________


Maura A. Shaughnessy     Ms. Shaughnessy is an Investment Officer of MFS and portfolio manager. Ms.

                         Shaughnessy has been employed in the investment management area of MFS since

                         1991 and has managed the Portfolio since April 2005.

Robert D. Persons, CFA   Mr. Persons is an Investment Officer of MFS and portfolio manager. Mr. Persons has been employed in the investment management area of MFS since 2000 and has managed the Portfolio since April 2005.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       68


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(REG. TM)

SUB-ADVISER

OppenheimerFunds, Inc. ("OppenheimerFunds")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests mainly in equity securities of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stocks. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments. Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stocks.


In selecting securities to buy or sell for the Portfolio, the portfolio managers use an investment process that uses multi-factor quantitative models to rank more than 3,000 stocks on a daily basis. While the process may change over time or vary in particular cases, in general the selection process currently uses:

Multi-factor quantitative models: The Portfolio uses both "top down" and

"bottom up" quantitative models.

o  The "top down" market capitalization model seeks to predict the future market direction of the capitalization environment. The portfolio managers divide the domestic equity market into five market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals ,

   relative valuations and measures of investors risk tolerance.

o  The "bottom up" stock selection models seek to rank securities within each capitalization range in order of attractiveness. Over a hundred company-specific factors are analyzed in constructing the "bottom up"

   models, including valuation, profitability, quality, momentum, volatility and special effects. Different models are used for each of the different market capitalization segments. The Portfolio also uses two seasonal models to capture seasonal effects.


The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The Portfolio aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                             Equity Securities Risk

                       Inability to Sell Securities Risk

                             Investment Models Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                       69


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2003) and

Class I shares' (2004-2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999     2000     2001     2002     2003    2004     2005   2006    2007

       24.23    -4.54    -21.46   -24.87   24.57   13.15    6.02   15.25   4.53


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:    4th Quarter   1999:     21.71%

Worst:   3rd Quarter   2001:    (19.58)%


                                       70


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Standard &

Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P

500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                      AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                  (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                            1 YEAR          5 YEARS             10 YEARS

                                        (OR LIFE OF CLASS)   (OR LIFE OF CLASS)

CLASS I RETURN ............ 4.53%           12.47%(1)          N/A

S&P 500(Reg. TM) Index .... 5.49%           12.66%(3)          N/A

CLASS S RETURN ............ 4.27%           12.24%               3.87%(1)

S&P 500(Reg. TM) Index .... 5.49%           12.83%               4.58%(3)


(1)   Class I shares commenced operations on May 1, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.

(2)   Oppenheimer Funds, Inc. has managed the Portfolio since November 8, 2004.

      Prior to November 8, 2004, the Portfolio was managed by Massachusetts

      Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.

(3)   The index return for the Class I shares is for the period beginning May

      1, 2003. The index return for Class S shares is for the period beginning

      August 1, 1998.

MORE ON THE SUB-ADVISER


OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World

Financial Center, 225 Liberty Street - 11th Floor, New York, New York

10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $260 billion in assets as of December 31, 2007 including other

Oppenheimer funds, with more than 6 million shareholder accounts.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                        POSITION AND RECENT BUSINESS EXPERIENCE

___________________________ _________________________________________________________________________________________


Nikolaos D. Monoyios, CFA   Mr. Monoyios, a Chartered Financial Analyst charterholder, has been a Senior Vice

                            President of OppenheimerFunds since October 2003 and was formerly Vice President of OppenheimerFunds from April 1998 through September 2003. Prior to joining

                            OppenheimerFunds in April 1998, he was a Vice President and portfolio manager at The Guardian Investor Services. Prior to his tenure at The Guardian Life Insurance

                            Company of America, Mr. Monoyios was a Senior Securities Analyst at Arnold Bernhard

                            and Co. Mr. Monoyios has been a manager of the Portfolio since November 2004.

Marc Reinganum              Dr. Reinganum has been a Vice President of OppenheimerFunds since September

                            2002 and is the Director of Quantitative Research and Portfolio Strategist for Equities.

                            He formerly held the Mary Jo Vaughn Rauscher Chair in Financial Investments at

                            Southern Methodist University since 1995. At Southern Methodist University, he also served as the Director of the Finance Institute, Chairman of the Finance Department,

                            President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. Dr. Reinganum has been a manager of the Portfolio since November 2004.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       71


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Lehman

Brothers(Reg. TM) Aggregate Bond Index.


The fixed-income instruments in which the Portfolio may invest include:

securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and

non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, "Yankee" dollars and "Euro" securities; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed"

securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit,

fixed-time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises;

obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards,

options, futures contracts or swap agreements. The Portfolio may also engage in short sales.


The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities ("junk bonds")

rated B at the time of investment or higher by Moody's, S&P or Fitch or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The

Portfolio may invest up to 30% of its total assets in non-U.S.

dollar-denominated securities and may invest without limit in U.S.

dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from

non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indices, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

                                       72


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk

                            Credit Derivatives Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                                Leveraging Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                            Portfolio Turnover Risk

                            Securities Lending Risk

                                Short Sales Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       73


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2006) and

Class I shares' (2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999     2000    2001    2002    2003    2004    2005    2006    2007

        -8.62   0.94    2.46    8.68    4.84    4.78    2.46    4.32    9.22


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:    3rd Quarter   2001:     5.79%

Worst:   1st Quarter   1999:    (5.01)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Lehman

Brothers(Reg. TM) Aggregate Bond ("LBAB") Index. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government,

investment grade, mortgage-backed and corporate debt securities. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing.

It is not possible to invest directly in the index.



                  AVERAGE ANNUAL TOTAL RETURNS(1)(2)

              (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                    1 YEAR          5 YEARS             10 YEARS

                                (OR LIFE OF CLASS)   (OR LIFE OF CLASS)

CLASS I RETURN .... 9.22%           8.52%(1)           N/A

LBAB Index ........ 6.97%           7.34%(3)           N/A

CLASS S RETURN .... 8.99%           5.05%                3.80%(1)

LBAB Index ........ 6.97%           4.42%                5.90%(3)


(1)   Class I shares commenced operatons on April 28, 2006. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2)   PIMCO has managed the Portfolio since May 1, 2001. Prior to May 1, 2001,

      the Portfolio had a different sub-adviser and different principal investment strategies.


(3)   The index return for Class I shares is for the period beginning May 1,

      2006. The index return for Class S shares is for the period beginning

      August 1, 1998.

                                       74


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport

Beach, California 92660. As of December 31, 2007, PIMCO had over $746.3 billion in assets under management.


PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of

Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE")

is the indirect majority owner of AGI LP. Allianz SE is a European-based,

multinational insurance and financial services holding company.




NAME               POSITION AND RECENT BUSINESS EXPERIENCE

__________________ _____________________________________________________________________________________


William H. Gross   William H. Gross, portfolio manager, CFA, Managing Director and Chief Investment

                   Officer, was a founding partner of PIMCO in 1971. Mr. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and sets targets for various portfolio characteristics in accounts managed by PIMCO,

                   including for the Portfolio. Mr. Gross has over 30 years of investment experience.

                   He has managed the Portfolio since May 1, 2007.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       75


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with the preservation of capital and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities ("junk bonds") which may be represented by forwards or derivatives such as options,

futures contracts, or swap agreements rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating

Corporation, or Fitch Ratings, or if unrated, determined by the Sub-Adviser to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on the Sub-Adviser's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio also may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and

non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euros" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed"

securities and event-linked bonds, loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit,

fixed-time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions,

agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and

collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, including swaps. The Portfolio may also engage in short sales.


The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The

Portfolio may invest all of its assets in mortgage- or asset-backed securities.

The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs"

or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


                                       76


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk

                            Credit Derivatives Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                                Leveraging Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk

                            Portfolio Turnover Risk


                            Securities Lending Risk

                                Short Sales Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


                                       77


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2005) and

Class I shares' (2006-2007) performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005      2006      2007

                                                 4.33      9.22      3.12


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:    4th Quarter   2006:     3.67%

Worst:   1st Quarter   2005:    (1.24)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to those of two broad measures of market performance - the Merrill

Lynch U.S. High Yield, BB-B Rated 2%, Constrained Index ("Merrill Lynch U.S.

High Yield Constrained Index") and the Merrill Lynch U.S. High Yield BB-B Rated

Index ("Merrill Lynch U.S. High Yield Rated Index"). The Merrill Lynch U.S.

High Yield Constrained Index tracks the performance of BB- B rated U.S.

dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill

Lynch U.S. High Yield Rated Index is an unmanaged index of bonds rated BB and B by Moody's or Standard & Poor's. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                                AVERAGE ANNUAL TOTAL RETURNS(1)

                           (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                     1 YEAR          5 YEARS         10 YEARS

                                                               (OR LIFE OF CLASS)


CLASS I RETURN .....................................  3.12%         7.04%(1)              N/A

Merrill Lynch U.S. High Yield Constrained Index ....  3.21%         6.65%(2)              N/A

Merrill Lynch U.S. High Yield Rated Index ..........  2.68%         6.97%(2)              N/A

CLASS S RETURN .....................................  2.86%         6.96%(1)              N/A

Merrill Lynch U.S. High Yield Constrained Index ....  3.21%         6.55%(2)              N/A

Merrill Lynch U.S. High Yield Rated Index ..........  2.68%         6.78%(2)              N/A




(1)   Class I shares commenced operation on April 29, 2005. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2)   The index returns for Class I shares is for the period beginning May 1,

      2005. The index returns for Class S shares is for the period beginning

      May 1, 2004.


                                       78


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport

Beach, California 92660. As of December 31, 2007, PIMCO had over $746.3 billion in assets under management.


PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of

Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE")

is the indirect majority owner of AGI LP. Allianz SE is a European-based,

multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the

Portfolio:





NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ ___________________________________________________________________________________


Mark T. Hudoff   Mr. Hudoff is an Executive Vice President and portfolio manager in the high-yield area. Mr. Hudoff joined PIMCO in 1996, previously having been associated with Bank

                 Credit Analyst Research Group where he worked as a fixed-income strategist. He has over 20 years of investment experience. Mr. Hudoff has managed the Portfolio since May 2007.





The Statement of Additional Information provides additional information about the portfolios manger's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.


                                       79


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIONEER EQUITY INCOME PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Normally, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The income-producing equity securities in which the Portfolio may invest include common stocks, preferred stocks, equity-based exchange-traded funds ("ETFs")

and equity interests in real estate investment trusts ("REITs"). The

Sub-Adviser may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S.

government issuers. The Portfolio will not invest more than 5% of its total assets in the securities of emerging market issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks.


Generally, the Portfolio acquires debt securities that are investment grade,

but the Portfolio may invest up to 10% of its net assets in below investment grade debt securities, including convertible debt securities.

The Sub-Adviser uses a value approach to select the Portfolio's investments.

Using this investment style, the Sub-Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The

Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. In making these assessments, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations,

employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge,

experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

o  favorable expected returns relative to perceived risk;

o  management with demonstrated ability and commitment to the company;

o  low market valuations relative to earnings forecast, book value, cash flow and sales; and

o  good prospects for dividend growth.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                                  Credit Risk

                              Debt Securities Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                                       80


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Foreign Securities Risk

                  High-Yield, Lower Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk


                                  Manager Risk


                           Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk

                        Other Investment Companies Risk

                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

Since the Portfolio commenced operations on May 11, 2007, and therefore does not have a full calendar year of operations as of December 31, 2007, annual performance information is not provided. However, performance of a similarly managed fund is presented in the section of this Prospectus entitled

"Performance of Similarly Managed Mutual Funds."

MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A.,

one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2007,

assets under management were approximately $312 billion worldwide, including over $78 billion in assets under management by Pioneer.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                    POSITION AND RECENT BUSINESS EXPERIENCE

_______________________ _____________________________________________________________________________________


John A. Carey           Mr. Carey, portfolio manager, has managed the Portfolio since November 2006. Mr.

                        Carey is an Executive Vice President and Portfolio Manager at Pioneer. Mr. Carey

                        joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.   Mr. Hunnewell, associate portfolio manager, has managed the Portfolio since November

                        2006. Mr. Hunnewell, a Vice President-Portfolio Manager of Pioneer, joined Pioneer as a Vice President-Assistant Portfolio Manager in August 2001 and has been an investment professional since 1985.



Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       81


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S.

issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds ("ETFs") that invest primarily in equity securities,

equity interests in real estate investment trust ("REITs"), depositary receipts, warrants, rights and preferred stocks. The Portfolio may invest up to

20% in REITs.

The Portfolio may also invest up to 20% of its total assets in foreign issuers.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser uses a value approach to select the Portfolio's investments.

Using this investment style, the Portfolio seeks securities believed by the

Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge,

experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

o  favorable expected returns relative to perceived risk;

o  above average potential for earnings and revenue growth;

o  low market valuations relative to earnings forecast, book value, cash flow and sales; and

o  a sustainable competitive advantage, such as a brand name, customer base,

   proprietary technology or economies of scale.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                                       82


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                        Other Investment Companies Risk

                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class I shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        17.03      5.36


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:    2nd Quarter   2007:     6.32%

Worst:   4th Quarter   2007:    (4.43)%


                                       83


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P 500(Reg. TM) Index is

an unmanaged index that measures the performance of securities of approximately

500 of the largest companies in the United States. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                          AVERAGE ANNUAL TOTAL RETURNS(1)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                          1 YEAR        5 YEARS       10 YEARS

                                                  (OR LIFE OF CLASS)

CLASS I RETURN .........................  5.36%         12.17%(1)           N/A

S&P 500(Reg. TM) Index .................  5.49%         11.44%(2)           N/A


(1)   Class I shares commenced operations on April 29, 2005.

(2)   The index returns are for the period beginning May 1, 2005.

MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A.,

one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2007,

assets under management were approximately $312 billion worldwide, including over $78 billion in assets under management by Pioneer.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                    POSITION AND RECENT BUSINESS EXPERIENCE

_______________________ ____________________________________________________________________________________


John A. Carey           Mr. Carey, portfolio manager, has managed the Portfolio since April 2005. Mr. Carey is an Executive Vice President and Portfolio Manager at Pioneer. Mr. Carey joined

                        Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.   Mr. Hunnewell, associate portfolio manager, has managed the Portfolio since April

                        2005. Mr. Hunnewell, a Vice President-Portfolio Manager of Pioneer, joined Pioneer as a Vice President-Assistant Portfolio Manager in August 2001 and has been an investment professional since 1985.



Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment

Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       84


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-size companies. The

Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines mid-size companies as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company within the Russell Midcap(Reg. TM) Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap(Reg.

TM) Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap(Reg. TM) Value

Index measures the performance of U.S. mid-cap value stocks. The size of the companies in the index changes with market conditions and the composition of the index. The equity securities in which the Portfolio invests are common stocks, preferred stocks, depositary receipts, convertible debt and equity interests in real estate investment trusts ("REITs").


The Portfolio may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser uses a value approach to select the Portfolio's investments.

Using this investment style, the Portfolio seeks securities believed by the

Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, as well as an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

o  favorable expected returns relative to perceived risk;

o  management with demonstrated ability and commitment to the company;

o  low market valuations relative to earnings forecast, book value, cash flow and sales;

o  turnaround potential for companies that have been through difficult periods;

o  estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

o  issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                       85


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."

                                       86


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class I shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        12.70      5.72


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:   2nd Quarter   2007:     8.29%

Worst:  4th Quarter   2007:    (5.43)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Russell Midcap(Reg. TM) Value Index.

The Russell Midcap(Reg. TM) Value Index measures the performance of those

Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(Reg. TM) Value

Index. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                           AVERAGE ANNUAL TOTAL RETURNS(1)

                      (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                          1 YEAR        5 YEARS        10 YEARS

                                                   (OR LIFE OF CLASS)

CLASS I RETURN .........................   5.72%        10.47%(1)            N/A

Russell Midcap(Reg. TM) Value Index ....  (1.42)%       12.24%(2)            N/A


(1)   Class I shares commenced operations on May 2, 2005.

(2)   The index return is for the period beginning May 1, 2005.

                                       87


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A.,

one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2007,

assets under management were approximately $312 billion worldwide, including over $78 billion in assets under management by Pioneer.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME               POSITION AND RECENT BUSINESS EXPERIENCE

__________________ _______________________________________________________________________________________


Timothy Horan      Mr. Horan, assistant portfolio manager, has managed the Portfolio since May 2006.

                   He joined Pioneer in 2005 as an assistant portfolio manager. Prior to joining Pioneer,

                   Mr. Horan was employed as an analyst at Boston Partners from 2004 to 2005 and at

                   State Street Research from 1998 to 2004.

J. Rodman Wright   Mr. Wright, portfolio manager, has managed the Portfolio since April 2005. Mr. Wright is a Senior Vice President of Pioneer. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.



Messrs. Wright and Horan are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment

Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       88


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING STOCK INDEX PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the

Standard & Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index

or equity securities of companies that are representative of the S&P 500(Reg.

TM) Index (including derivatives). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio invests principally in common stock and employs a "passive management" approach designed to track the performance of the S&P 500(Reg. TM)

Index, which is denominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the S&P 500(Reg. TM)

Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.

Under certain circumstances, the Portfolio may not hold all of the same securities as the S&P 500(Reg. TM) Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the S&P 500(Reg. TM) Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the S&P 500(Reg. TM) Index,

the Portfolio does not always perform exactly like its target index. Unlike the

S&P 500(Reg. TM) Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the S&P

500(Reg. TM) Index.

In the event that the Portfolio's market value is $50 million or less, in order to replicate investment in stocks listed on the S&P 500(Reg. TM) Index, the

Sub-Adviser may invest the entire amount of the Portfolio's assets in S&P

500(Reg. TM) Index futures, in exchange-traded funds ("ETFs"), or in a combination of S&P 500(Reg. TM) Index futures and ETFs, subject to any limitation on the Portfolio's investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Derivatives Risk

                             Equity Securities Risk

                       Inability to Sell Securities Risk

                              Index Strategy Risk

                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                            Securities Lending Risk

                                       89


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class I shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005      2006       2007

                                                 4.59      15.52      5.28


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:   4th Quarter   2006:     6.64%

Worst:  4th Quarter   2007:    (3.36)%


                                       90


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P 500(Reg. TM) is an

unmanaged index that measures the performance of securities of approximately

500 of the largest companies in the United States. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                          AVERAGE ANNUAL TOTAL RETURNS(1)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                         1 YEAR        5 YEARS       10 YEARS

                                                 (OR LIFE OF CLASS)

CLASS I SHARES .........................  5.28%        9.74%(1)           N/A

S&P 500(Reg. TM) Index .................  5.49%       10.03%(2)           N/A


(1)   Class I shares commenced operations on May 3, 2004.

(2)   The index return is for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individuals are jointly responsible for the day-to-day management of the Portfolio:




NAME                  POSITION AND RECENT BUSINESS EXPERIENCE

_____________________ ________________________________________________________________________________________


Omar Aguilar, Ph.D.   Dr. Aguilar, portfolio manager, has managed the Portfolio since December 2005 and has co-managed the Portfolio since April 2007. Dr. Aguilar has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since

                      1999.

Vincent Costa         Vincent Costa, portfolio manager, has co-managed the Portfolio since April 2007.

                      Mr. Costa joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from

                      Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative

                      Investment strategies.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       91


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

SUB-ADVISER

ING Investment Management Advisors, B.V. ("IIMA")

INVESTMENT OBJECTIVE

Outperform the total return performance of the Morgan Stanley Capital

International Europe, Australasia and Far East(Reg. TM) ("MSCI EAFE(Reg. TM)")

Index, while maintaining a market level of risk. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the MSCI EAFE(Reg. TM) Index,

exchange-traded funds ("ETFs"), and derivatives (including futures and options)

whose economic returns are similar to the MSCI EAFE(Reg. TM) Index or its components. The Portfolio will provide shareholders with at least 60 days'

prior notice of any change in this investment policy. The MSCI EAFE(Reg. TM)

Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in

Europe, Australasia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.


The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE(Reg. TM) Index.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(Reg. TM) Index that it believes will outperform the MSCI EAFE(Reg. TM) Index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE(Reg. TM) Index. In determining stock weightings, the

Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(Reg. TM) Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between

300 and 400 of the stocks included in the MSCI EAFE(Reg. TM) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(Reg. TM) Index, the

Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE(Reg. TM) Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(Reg. TM) Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE(Reg. TM)

Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                              Index Strategy Risk

                             Investment Models Risk


                                  Manager Risk


                                       92


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class I shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        25.32      8.45


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:    4th Quarter   2006:    10.13%

Worst:   4th Quarter   2007:    (3.41)%


                                       93


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International

Europe, Australasia and Far Eeast(Reg. TM) Index ("MSCI EAFE(Reg. TM) Index").

The MSCI EAFE(Reg. TM) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.

The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.



                          AVERAGE ANNUAL TOTAL RETURNS(1)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                          1 YEAR        5 YEARS       10 YEARS

                                                  (OR LIFE OF CLASS)

CLASS I RETURN .........................   8.45%      18.28%(1)           N/A

MSCI EAFE(Reg. TM) Index ...............  11.17%      20.38%(2)           N/A


(1)   Class I shares commenced operations on July 29, 2005.

(2)   The index return is for the period beginning August 1, 2005.

MORE ON SUB-ADVISER


IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991).

It currently has its principal office in Prinses Beatrixlaan 15, 2595 AK The

Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep. IIMA is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The

Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over

$225 billion as of December 31, 2007.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ ______________________________________________________________________________________


Carl Ghielen    Mr. Ghielen, portfolio manager, has been co-manager of the Portfolio since July 2005.

                He is responsible for stock selection as well as coordinating efforts on behalf of

                IIMA and certain ING affiliates' international equity teams. Mr. Ghielen has over 16 years of investment experience. Prior to joining IIMA in 2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen   Mr. Jansen, Portfolio Manager, has been the co-manager of the Portfolio since July

                2005. He joined IIMA or its affiliates in 1997 as senior manager and has 27 years of investment experience. Prior to joining ING, Mr. Jansen was responsible for the U.S.

                equity and venture capital portfolios at a large corporate Dutch pension fund.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       94


--------------------------------------------------------------------------------

                          PORTFOLIO FEES AND EXPENSES

--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by the Class I shares of the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2007. Actual expenses paid by the

Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable

Contract or Qualified Plan. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a

Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT).

Not Applicable.

                                 CLASS I SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)





                                           MANAGEMENT  DISTRIBUTION(12B-1)      OTHER

PORTFOLIO                                     FEE              FEE            EXPENSES


ING Disciplined Small Cap Value               0.55%             -           0.13%(4)

ING Evergreen Health Sciences(6)              0.75%             -           0.00%

ING Evergreen Omega(6)                        0.60%             -           0.00%

ING Global Real Estate                        0.80%             -           0.17%(4)

ING Global Resources(6)                       0.64%             -           0.00%

ING International Growth Opportunities(6)     1.00%             -           0.01%

ING Janus Contrarian(6)                       0.74%             -           0.00%

ING JPMorgan Emerging Markets Equity(6)       1.25%             -           0.00%

ING JPMorgan Small Cap Core Equity(6)         0.87%             -           0.01%

ING JPMorgan Value Opportunities              0.40%             -           0.14%(4)

ING Julius Baer Foreign(6)                    0.87%             -           0.00%

ING Legg Mason Value(6)                       0.74%             -           0.00%

ING Limited Maturity Bond(6)                  0.27%             -           0.00%

ING Liquid Assets(6)                          0.27%             -           0.01%

ING Marsico Growth(6)                         0.77%             -           0.00%

ING Marsico International Opportunities       0.54%             -           0.18%(4)

ING MFS Total Return(6)                       0.64%             -           0.00%

ING MFS Utilities                             0.60%             -           0.17%(4)

ING Oppenheimer Main Street(Reg. TM)(6)       0.64%             -           0.00%

ING PIMCO Core Bond(6)                        0.57%             -           0.00%

ING PIMCO High Yield(6)                       0.49%             -           0.01%

ING Pioneer Equity Income                     0.65%             -           0.13%(4)(10)

ING Pioneer Fund(6)                           0.73%             -           0.01%

ING Pioneer Mid Cap Value(6)                  0.64%             -           0.00%

ING Stock Index(6)                            0.26%             -           0.00%

ING VP Index Plus International Equity        0.45%             -           0.16%(4)


                                              ACQUIRED      TOTAL          WAIVERS,          NET

                                           FUND FEES AND  OPERATING    REIMBURSEMENTS    OPERATING

PORTFOLIO                                   EXPENSES(2)   EXPENSES   AND RECOUPMENTS(3)  EXPENSES


ING Disciplined Small Cap Value                0.01%      0.69%(5)             -          0.69%

ING Evergreen Health Sciences(6)               0.00%(7)   0.75%                -          0.75%(8)

ING Evergreen Omega(6)                       N/A          0.60%                -          0.60%(8)

ING Global Real Estate                         0.00%(7)   0.97%            (0.07)%        0.90%

ING Global Resources(6)                        0.00%(7)   0.64%                -          0.64%

ING International Growth Opportunities(6)      0.00%(7)   1.01%                -          1.01%

ING Janus Contrarian(6)                      N/A          0.74%                -          0.74%(8)

ING JPMorgan Emerging Markets Equity(6)      N/A          1.25%                -          1.25%

ING JPMorgan Small Cap Core Equity(6)        N/A          0.88%            (0.03)%(9)     0.85%

ING JPMorgan Value Opportunities             N/A          0.54%            (0.01)%        0.53%

ING Julius Baer Foreign(6)                     0.02%      0.89%(5)         (0.00)%(9)     0.89%

ING Legg Mason Value(6)                      N/A          0.74%                -          0.74%(8)

ING Limited Maturity Bond(6)                   0.00%(7)   0.27%                -          0.27%

ING Liquid Assets(6)                         N/A          0.28%                -          0.28%

ING Marsico Growth(6)                        N/A          0.77%                -          0.77%

ING Marsico International Opportunities      N/A          0.72%            (0.04)%        0.68%

ING MFS Total Return(6)                      N/A          0.64%                -          0.64%(8)

ING MFS Utilities                            N/A          0.77%                -          0.77%(8)

ING Oppenheimer Main Street(Reg. TM)(6)        0.00%(7)   0.64%                -          0.64%

ING PIMCO Core Bond(6)                       N/A          0.57%            (0.01)%(9)     0.56%

ING PIMCO High Yield(6)                      N/A          0.50%                -          0.50%

ING Pioneer Equity Income                    N/A          0.78%(10)        (0.09)%        0.69%(8)

ING Pioneer Fund(6)                          N/A          0.74%            (0.05)%        0.69%

ING Pioneer Mid Cap Value(6)                 N/A          0.64%                -          0.64%

ING Stock Index(6)                             0.00%(7)   0.26%                -          0.26%

ING VP Index Plus International Equity         0.00%(7)   0.61%            (0.06)%        0.55%





(1)   This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimated expenses are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year as adjusted for contractual changes if any, and fee waivers to which DSL or ING Investments, as Advisers to the Portfolios, have agreed for each

      Portfolio for the current fiscal year.


(2)   The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolios directly. These fees and expenses include each Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolios invest. The fees and expenses

                                       95

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                    PORTFOLIO FEES AND EXPENSES (continued)

--------------------------------------------------------------------------------

  will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Operating Expenses.


(3)   DSL and ING Investments have entered into written expense limitation agreements with certain of their respective Portfolios, under which they will limit expenses of the Portfolios, excluding interest, taxes,

      brokerage, extraordinary expenses and Acquired Fund Fees and Expenses, if applicable, subject to possible recoupment by DSL or ING Investments within three years. The amount of these Portfolios' expenses waived,

      reimbursed or recouped during the last fiscal year, or in the case of a new portfolio, are proposed to be waived or reimbursed in the ensuing fiscal year, is shown under the heading Waivers, Reimbursements, and

      Recoupments. The expense limitation agreements will continue through at least May 1, 2009 except for ING Pioneer Equity Income Portfolio and ING

      Pioneer Mid Cap Value Portfolio which will continue through at least May

      1, 2010. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL or ING Investments provide written notice of the termination of an expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the Management Agreement. In addition, the expense limitation agreements may be terminated by the Trust upon at least 90 days' written notice to the applicable Portfolio's Adviser, DSL or ING

      Investments. Pursuant to a side agreement, effective May 11, 2007, DSL has effected an expense limit for ING Pioneer Fund Portfolio through May

      1, 2009. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it. Pursuant to a side agreement effective April 30, 2007, DSL has effected an expense limit for ING Janus Contrarian Portfolio through May

      1, 2009. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it. For more information regarding the expense limitation agreements or side agreements for these Portfolios, please see the

      Statement of Additional Information.



(4)   Pursuant to its administration agreement with the Trust, ING Funds

      Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets for ING Disciplined Small Cap Value, ING Global

      Real Estate, ING JPMorgan Value Opportunities, ING Marsico International

      Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP

      Index Plus International Equity Portfolios, which is reflected in Other

      Expenses.



(5)   The Total Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial

      Highlights, which reflect the operating expenses of the Portfolio and do not include acquired fund fees and expenses.



(6)   The Management Agreement between the Trust and one of its Advisers, DSL ,

      provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING

      Disciplined Small Cap Value Portfolio, ING Global Real Estate Portfolio,

      ING JPMorgan Value Opportunities Portfolio, ING Marsico International

      Opportunities Portfolio, ING MFS Utilities Portfolio, ING Pioneer Equity

      Income Portfolio and ING VP Index Plus International Equity Portfolio),

      and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative,

      transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not

      "interested persons" of DSL , including the cost of the Trustees' and

      Officers' Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(7)   Amount represents less than 0.01% and is included in Other Expenses.



(8)   A portion of the brokerage commissions that ING Evergreen Health Sciences

      Portfolio, ING Evergreen Omega Portfolio, ING Janus Contrarian Portfolio,

     ING Legg Mason Value Portfolio, ING MFS Total Return Portfolio, ING MFS

      Utilities Portfolio and ING Pioneer Equity Income Portfolio pay is used to reduce each Portfolio's expenses. Including these reductions, the total Net Operating Expenses for each Portfolio for the year ended

      December 31, 2007 would have been 0.73%, 0.59%, 0.72%, 0.73%, 0.63%,

      0.74% and 0.68%, respectively. This arrangement can be discontinued at any time.



(9)   DSL has contractually agreed to waive a portion of the advisory fee for

      ING JPMorgan Small Cap Core Equity Portfolio, ING Julius Baer Foreign

      Portfolio and ING PIMCO Core Bond Portfolio. Based upon average net assets as of December 31, 2007 for ING JPMorgan Small Cap Core Equity

      Portfolio, the advisory fee waiver would equal (0.03)% and the waiver will continue through at least May 1, 2009. Based upon average net assets as of December 31, 2007 for ING Julius Baer Foreign Portfolio, the

      advisory fee waiver would be more than (0.005)% and the waiver will continue through at least May 1, 2009. Effective April 1, 2008, based upon average net assets as of February 29, 2008, the advisory fee waiver would equal (0.01)% and the waiver will continue through at least May 1,

      2009. There is no guarantee that these waivers will continue after such dates. These agreements will only renew if DSL elects to renew them.

(10)  Includes 0.01% of non-recurring offering expenses for ING Pioneer Equity

      Income Portfolio. Excluding this amount, Total Operating Expenses would have been 0.77%.


                                       96

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                    PORTFOLIO FEES AND EXPENSES (continued)

--------------------------------------------------------------------------------


EXAMPLES. The Examples are intended to help you compare the cost of investing in Class I shares of the Portfolios with the cost of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be,

imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary. The Examples assume that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Class I shares'

operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



PORTFOLIO                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS

ING Disciplined Small Cap Value              $ 70     $221     $384    $  859

ING Evergreen Health Sciences                $ 77     $240     $417    $  930

ING Evergreen Omega                          $ 61     $192     $335    $  750

ING Global Real Estate(1)                    $ 92     $302     $529    $1,183

ING Global Resources                         $ 65     $205     $357    $  798

ING International Growth Opportunities       $103     $322     $558    $1,236

ING Janus Contrarian                         $ 76     $237     $411    $  918

ING JPMorgan Emerging Markets Equity         $127     $397     $686    $1,511

ING JPMorgan Small Cap Core Equity(1)        $ 87     $278     $485    $1,082

ING JPMorgan Value Opportunities(1)          $ 54     $172     $301    $  676

ING Julius Baer Foreign                      $ 91     $284     $493    $1,096

ING Legg Mason Value                         $ 76     $237     $411    $  918

ING Limited Maturity Bond                    $ 28     $ 87     $152    $  343

ING Liquid Assets                            $ 29     $ 90     $157    $  356

ING Marsico Growth                           $ 79     $246     $428    $  954

ING Marsico International Opportunities(1)   $ 69     $226     $397    $  891

ING MFS Total Return                         $ 65     $205     $357    $  798

ING MFS Utilities                            $ 79     $246     $428    $  954

ING Oppenheimer Main Street(Reg. TM)         $ 65     $205     $357    $  798

ING PIMCO Core Bond(1)                       $ 57     $182     $317    $  713

ING PIMCO High Yield                         $ 51     $160     $280    $  628

ING Pioneer Equity Income(1)                 $ 70     $230     $412    $  939

ING Pioneer Fund(1)                          $ 70     $232     $407    $  914

ING Pioneer Mid Cap Value                    $ 65     $205     $357    $  798

ING Stock Index                              $ 27     $ 84     $146    $  331

ING VP Index Plus International Equity(1)    $ 56     $189     $334    $  756


(1)   The Example numbers reflect the expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

                                       97

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                           SUMMARY OF PRINCIPAL RISKS

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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT

PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT

ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S

INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL

RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTION OF THE PORTFOLIOS"

SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL

PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF

INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ASSET ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING RISK. A Portfolio may borrow for temporary emergency purposes,

including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. A cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call,"

or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

COMMODITIES RISK. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand,

levels of domestic production and imported commodities, energy conservation,

domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing,

distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

CREDIT DERIVATIVES RISK. Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A

Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the

Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the

U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.


Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


                                       98


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                     SUMMARY OF PRINCIPAL RISKS (continued)

--------------------------------------------------------------------------------


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in depositary receipts,

including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts,

to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index.

Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio.

Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940

Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a

Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have,

negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to:

price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities.

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established

                                       99

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                     SUMMARY OF PRINCIPAL RISKS (continued)

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companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S.

investments for many reasons, including changes in currency exchange rates;

unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries;

foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying,

selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global

Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities

(commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.

These less liquid securities could include securities of small- and mid-sized

U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


INCOME RISK. A Portfolio's income may fall due to falling interest rates.

Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDEX STRATEGY RISK. Certain Portfolios uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the index performance may be affected by the

Portfolio's expenses, and the timing of purchases and redemptions of the

Portfolio's shares.

                                      100

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                     SUMMARY OF PRINCIPAL RISKS (continued)

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INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by industry.


Initial Public Offerings ("IPO") Risk. IPOs may be more volatile than other securities. IPOS may have a magnified impact on a portfolio during the start-up phase when the Portfolio's assets base is relatively small. However, theres is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates.

When interest rates are rising, the prices of debt securities tend to fall.

When interest rates are falling, the prices of debt securities tend to rise.

Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS RISK. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a

Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The

Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition.

Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a

Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios

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that invest principally in equity securities may temporarily invest in U.S.

government securities, high-quality corporate fixed-income securities,

mortgage-related and asset-backed securities or money market instruments.

Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Many sub-advisers of equity Portfolios employ styles that are characterized as

"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.

For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some

Portfolios that are characterized as growth or value can have greater volatility than other Portfolios managed by other managers in a growth or value style.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small-

and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger,

fully-valued companies. Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result,

stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions.

For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time.

Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely,

fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines,

more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a

Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline,

borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

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NATURAL RESOURCES RISK. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental cost.

The production and marketing of natural resources may be affected by action and changes in governments.

OTHER INVESTMENT COMPANIES RISK. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and

Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's

Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial

Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds

("iShares"). The main risk of investing in other investment companies

(including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees,

administration fees and custodial fees) in addition to the expenses of the

Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii)

trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the

OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of a Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of a Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.

Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

REAL ESTATE INVESTMENT TRUSTS ("REITS") RISK. Investing in REITs may subject a

Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type.

These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

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RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A

Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector,

volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S.

government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a

Portfolio to the risk that it will be required to buy the security sold short

(also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a

Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.


SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies.

Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, a Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves,

political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International

Monetary Fund or other multilateral agencies. If a government entity defaults,

it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

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

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company.

Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage

Association. Other U.S. government securities are not direct obligations of the

U.S. Treasury, but rather are backed by the ability to borrow directly from the

U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S.

government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

UTILITIES INDUSTRY RISK. A Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies,

especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies'

diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on a Portfolio than on a fund with a more broadly diversified portfolio.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under the

Portfolio's principal investment strategies, is diversified, as defined in the

1940 Act. A diversified portfolio may not, as to 75% of its total assets,

invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio is non-fundamental. Investment policies are fundamental if so designated in this Prospectus or in the

Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the

Portfolio's name. For more information about these policies, please consult the

SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at

http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names,

investment objectives and principal investment strategies as those of the

Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern.

Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the

Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalent, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES


In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the

Portfolios (except for ING Disciplined Small Cap Value, ING Global Real Estate,

ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING

MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International

Equity Portfolios). DSL procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSL also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost


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for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses,

such as litigation or indemnification expenses.


The Trust pays a management fee to DSL and ING Investments for their services.

Out of this management fee, DSL and ING Investments in turn pay the sub-Advisers their respective Sub-advisory fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement,

under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING Disciplined Small Cap Value, ING Global Real

Estate, ING JPMorgan Value Opportunities, ING Marsico International

Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index

Plus International Equity Portfolios), including custodial, administrative,

transfer agency, portfolio accounting, auditing and ordinary legal expenses.

Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds

Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which

ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds

Services on behalf of ING Disciplined Small Cap Value, ING Global Real Estate,

ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING

MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International

Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSL and ING Disciplined Small Cap Value, ING Global Real Estate,

ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING

MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International

Equity Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the

Portfolios for compliance with applicable legal requirements and monitors the

Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the

principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed

Services, Inc. ("DSI"), the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory

Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public

Disclosure Hotline at 800-289-9999.

HOW ING COMPENSATES ENTITIES OFFERING ITS PORTFOLIOS AS INVESTMENT OPTIONS IN

THEIR INVESTMENT PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Advisers or

Distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable

Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.


The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING

Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra

Life Insurance Company; and First Fortis Life Insurance Company.

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The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity

Company; ReliaStar Life Insurance Company; ReliaStar Company of New York;

Security Life of Denver; ING USA Annuity and Life Insurance Company and ING

Life Insurance Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates.

These methods do not impact the costs incurred when investing in one of the

Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in

Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable

Contracts and for services provided to Variable Contract owners. Neither the

Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS


Each Portfolio is available to serve as an investment option offered through

Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as

amended and the underlying U.S. Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to

Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified

Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the

Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent.

In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE")

(normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The

Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified

Plans, other investment companies or other permitted investors. Certain

Portfolios may not be available as investment options in your Variable

Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account,

investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

                                      108

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                          MORE INFORMATION (continued)

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Each Portfolio's shares may be purchased by other investment companies,

including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management.

For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Advisers and Sub-Advisers will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios'

administrator has agreements which require such intermediaries to provide detailed account information including trading history, upon request of the

Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent,

short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a

Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each

Adviser or a Sub-Adviser to invest assets in an orderly, long-term manner.

Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios'

performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a

Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV,

investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing"

presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage,

stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

                                      109


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                          MORE INFORMATION (continued)

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Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a

Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI.

Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios'

website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

                                      110


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                                NET ASSET VALUE

--------------------------------------------------------------------------------

The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days.

The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the

Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest,

approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the

Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

o  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

o  Securities of an issuer that has entered into a restructuring;

o  Securities whose trading has been halted or suspended;

o  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

o  Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each

Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the

Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios,

it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share,

although there may be circumstances under which this goal cannot be achieved.

The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio,

there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

                                      111


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                          MANAGEMENT OF THE PORTFOLIOS

--------------------------------------------------------------------------------

ADVISERS


DSL, a Delaware limited liability company, and ING Investments, an Arizona limited liability company, serve as the investment adviser to each of their respective Portfolios. DSL and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSL and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios. DSL and ING Investments are registered with the SEC as investment advisers and DSL is registered with the FINRA as a broker-dealer.


On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.


DSL and ING Investments are indirect, wholly-owned subsidiaries of ING Groep

N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in

Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed approximately $47.4 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody

Drive, West Chester, PA 19380. ING Investments began investment management in

April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona

85258. As of December 31, 2007, ING Investments had approximately $54 billion in registered investment company assets.

DSL and ING Investments has engaged one or more sub-advisers to provide day-to-day management of each Portfolio's portfolio. Some of these sub-advisers are affiliates of DSL and ING Investments, and some are independent.

DSL and ING Investments, subject to the supervision of the Board, each act as a

"manager-of-managers" for their respective Portfolios. DSL and ING Investments delegate to the sub-adviser of their respective Portfolios the responsibility for investment management, subject to DSL and ING Investment's oversight. DSL and ING Investments is responsible for monitoring the investment program and performance of the sub-advisers of their respective Portfolios. From time to time, DSL and ING Investments may also recommend the appointment of additional or replacement of non-affiliated sub-advisers to their respective Portfolios'

Board. It is not expected that DSL and ING Investments would normally recommend replacement of affiliated sub-advisers as part of their oversight responsibilities. The Portfolios and DSL and ING Investments have received exemptive relief from the SEC to permit DSL and ING Investments, with the approval of the Portfolios' Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, without submitting the contract to a vote, of the Portfolios'

shareholders. A Portfolio will notify shareholders of any change in the identity of a sub-adviser of a Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either DSL and ING Investments or the Portfolios' Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL and ING Investments may assume day-to-day investment management of the Portfolios.


                                      112


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                    MANAGEMENT OF THE PORTFOLIOS (continued)

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ADVISORY FEES

DSL or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual advisory fee paid by each

Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:


                                                     ADVISORY FEES

PORTFOLIO                                (AS A % OF AVERAGE DAILY NET ASSETS)

ING Disciplined Small Cap Value                           0.55%

ING Evergreen Health Sciences                             0.75%

ING Evergreen Omega                                       0.60%

ING Global Real Estate                                    0.80%

ING Global Resources                                      0.64%

ING International Growth Opportunities                    1.00%

ING Janus Contrarian                                      0.74%

ING JPMorgan Emerging Markets Equity                      1.25%

ING JPMorgan Small Cap Core Equity                        0.87%

ING JPMorgan Value Opportunities                          0.40%

ING Julius Baer Foreign                                   0.87%

ING Legg Mason Value                                      0.74%

ING Limited Maturity Bond                                 0.27%

ING Liquid Assets                                         0.27%

ING Marsico Growth                                        0.77%

ING Marsico International Opportunities                   0.54%

ING MFS Total Return                                      0.64%

ING MFS Utilities                                         0.60%

ING Oppenheimer Main Street(Reg. TM)                      0.64%

ING PIMCO Core Bond                                       0.57%

ING PIMCO High Yield                                      0.49%

ING Pioneer Equity Income(1)                              0.65%

ING Pioneer Fund                                          0.73%

ING Pioneer Mid Cap Value                                 0.64%

ING Stock Index                                           0.26%

ING VP Index Plus International Equity                    0.45%



(1)   Because the Portfolio had not had a full calendar year of operations as of December 31, 2007, the advisory fee for the Portfolio reflects the current contract rate.

For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios'

(except ING Pioneer Equity Income Portfolio) annual shareholder report dated

December 31, 2007. For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships for ING Pioneer

Equity Income Portfolio, please refer to the Portfolio's semi-annual shareholder report dated June 30, 2007.


                                      113


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                            TAXES AND DISTRIBUTIONS

--------------------------------------------------------------------------------

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain.

Each Portfolio also intends to comply with the diversification requirements of

Section 817(h) of the Code and the underlying regulations for Variable

Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

Since the sole shareholders of a Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF

YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS

FOR THE VARIABLE CONTRACT.

                                      114


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                 PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

--------------------------------------------------------------------------------


ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity

Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Marsico

International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Pioneer

Equity Income Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value

Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by IIMA, ING CRES, JPMorgan, Marsico, MFS or Pioneer.


While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable

Funds would be negatively impacted if the total operating expenses of the

Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each

Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT

REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE

INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD

REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE

STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE

INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE

PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each

Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable

Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable

Funds for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmarks.(1)





                                                                                     10 YEARS

                                                                                    (OR SINCE

                                                         1 YEAR   3 YEARS  5 YEARS   INCEPTION)


ING Global Real Estate Fund- Class A (IGLAX) .........  (6.87)%   14.27%   23.50%   20.79%(2)

(Comparable to ING Global Real Estate Portfolio)

S&P/Citigroup World Property Industry Index ..........  (7.23)%   14.31%   23.53%   20.32%(3)

ING Index Plus International Equity Fund - Class A       7.38%        -        -    15.12%(4)

  (IFIAX)

(Comparable to ING VP Index Plus International Equity

Portfolio)

MSCI EAFE(Reg. TM) Index .............................  11.17%    16.83%   21.59%    8.37%(5)

JPMorgan Emerging Markets Fund - Class A (JFAMX) .....  36.54%    32.78%   36.82%   30.70%(6)

(Comparable to ING JPMorgan Emerging Markets Equity

Portfolio)

MSCI Emerging Market IndexSM .........................  39.39%    35.15%   37.02%   32.24%(7)

JPMorgan Value Opportunities Fund - Class A (JVOAX) ..  (1.49)%    6.98%   13.72%    8.86%(8)

(Comparable to ING JPMorgan Value Opportunities

Portfolio)

Russell 1000(Reg. TM) Value Index ....................  (0.17)%    9.32%   14.63%   11.92%(9)

Marsico International Opportunities Fund (MIOFX) .....  20.47%    21.17%   24.13%   11.17%(10)




                                      115

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           PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS (continued)

--------------------------------------------------------------------------------





                                                                                      10 YEARS

                                                                                     (OR SINCE

                                                         1 YEAR   3 YEARS  5 YEARS   INCEPTION)


(Comparable to ING Marsico International

Opportunities Portfolio)

MSCI EAFE(Reg. TM) Index .............................  11.17%   16.83%   21.59%    6.20%(11)

MFS Utilities Fund - Class A (MMUFX) .................  27.58%   25.16%   28.19%   12.56%

(Comparable to ING MFS Utilities Portfolio)

S&P 500(Reg. TM) Utilities Index .....................  19.25%   19.02%   21.44%    7.75%

Merrill Lynch U.S. High Yield BB-B Rated Index .......   3.19%    5.25%    9.51%    5.55%

Pioneer Equity Income Fund - Class A (PEQIX) .........   0.07%    9.18%   13.35%    6.94%

(Comparable to ING Pioneer Equity Income Portfolio)

Pioneer Equity Income Portfolio VCT I ................   0.07%    9.18%   13.35%    6.94%

(Comparable to ING Pioneer Equity Income Portfolio)

Russell 1000(Reg. TM) Value Index ....................  (0.17)%   9.32%   14.63%   11.92%

Pioneer Fund - Class A (PIODX) .......................   4.70%    9.04%   12.51%    6.67%

(Comparable to ING Pioneer Fund Portfolio)

S&P 500(Reg. TM) Index ...............................   5.49%    8.62%   12.83%    5.91%

Pioneer Mid Cap Value Fund - Class A (PCGRX) .........   5.31%    8.40%   16.23%    9.54%

(Comparable to ING Pioneer Mid Cap Value Portfolio)

Russell Midcap(Reg. TM) Value Index ..................  (1.42)%  10.11%   17.92%   10.18%





(1)   The S&P/Citigroup World Property Industry is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities. The MSCI

      EAFE(Reg. TM) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The Russell

      1000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(Reg. TM) Utilities

      Index measures the performance of the utilities sector. The S&P 500(Reg.

      TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United

      States. The Russell Midcap(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The

      Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and B by Moody's or S&P.

(2)   Fund commenced operations on November 5, 2001.

(3)   Index return is for period beginning November 1, 2001.

(4)   Fund commenced operations on December 21, 2005.

(5)   Index return is for period beginning January 1, 2006.

(6)   Fund commenced operations on September 28, 2001.

(7)   Index return is for period beginning October 1, 2001.

(8)   Fund commenced operations on December 31, 2001.

(9)   Index return is for period beginning January 1, 2002.

(10)  Fund commenced operations on June 30, 2000.

(11)  Index return is for period beginning July 1, 2000.


                                      116


--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's Class I shares' financial performance for the past 5 years

(or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. The information has been derived from the Portfolios' financial statements, which have been audited by

KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.


--------------------------------------------------------------------------------

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO





                                                                           CLASS I

                                                               ________________________________

                                                                 YEAR ENDED

                                                                DECEMBER 31,  APRIL 28, 2006(1)

                                                               _____________   TO DECEMBER 31,

                                                                    2007            2006

                                                               _____________ __________________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          10.97            10.00

Income (loss) from investment operations:

Net investment income                                    $          0.22*             0.11

Net realized and unrealized gain (loss) on investments   $         (1.75)             0.86

Total from investment operations                         $         (1.53)             0.97

Less distributions from:

Net investment income                                    $          0.04                -

Net realized gains on investments                        $          0.05                -

Total distributions                                      $          0.09                -

Net asset value, end of period                           $          9.35             10.97

TOTAL RETURN(2)                                          %        (14.09)             9.70

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $       191,824           61,423

Ratios to average net assets:

Expenses(3)(4)                                           %          0.68              0.75

Net investment income(3)(4)                              %          2.06              1.86

Portfolio turnover rate                                  %           173              163




--------------------------------------------------------------------------------

(1)   Commencement of operations.


(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


(3)   Annualized for periods less than one year.


(4)   The Adviser has agreed to limit expenses, (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      ING Investments, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


                                      117


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING EVERGREEN HEALTH SCIENCES PORTFOLIO





                                                                          CLASS I

                                                              ________________________________

                                                                YEAR ENDED

                                                               DECEMBER 21,  APRIL 28, 2006(1)

                                                              _____________   TO DECEMBER 31,

                                                                   2007            2006

                                                              _____________ __________________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          12.20           11.24

Income from investment operations:

Net investment income                                   $           0.04            0.02

Net realized and unrealized gain on investments and     $           1.01            0.94

  foreign currency related transactions

Total from investment operations                        $           1.05            0.96

Less distributions from:

Net investment income                                   $           0.04               -

Net realized gains on investments                       $           0.46            0.00*

Total distributions                                     $           0.50            0.00*

Net asset value, end of period                          $          12.75           12.20

TOTAL RETURN(2)                                         %           8.78            8.59

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $         4,857            3,963

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           0.75            0.77

  commission recapture(3)

Net expenses after expense waiver and prior to          %           0.75            0.77

  brokerage commission recapture(3)

Net expenses after expense waiver and brokerage         %           0.73            0.75

  commission recapture(3)

Net investment income after expense waiver and          %           0.37            0.29

  brokerage commission recapture(3)

Portfolio turnover rate                                 %            81               37




--------------------------------------------------------------------------------

(1)   Commencement of operations.


(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


(3)   Annualized for periods less than one year.

*     Amount is less than $0.005.

--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO





                                                                                CLASS I

                                                               __________________________________________

                                                                       YEAR ENDED              MAY 2,

                                                                      DECEMBER 31,            2005(1)TO

                                                               __________________________   DECEMBER 31,

                                                                   2007          2006           2005

                                                               ____________  ____________  ______________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          11.64          10.99           9.67

Income from investment operations:

Net investment income                                   $           0.05*          0.04          0.01*

Net realized and unrealized gain on investments         $           1.34           0.61          1.31

Total from investment operations                        $           1.39           0.65          1.32

Less distributions from:

Net investment income                                   $           0.04             -           0.00**

Net realized gains on investments                       $           0.11             -              -

Total distributions                                     $           0.15             -           0.00**

Net asset value, end of period                          $          12.88          11.64         10.99

TOTAL RETURN(2)                                         %          11.92           5.91         13.68

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $        186,021       190,233         207,699

Ratios to average net assets:

Gross expenses prior to brokerage commission            %           0.60           0.60          0.60

  recapture(3)

Net expenses after brokerage commission recapture(3)    %           0.59           0.58          0.60

Net investment income after brokerage commission        %           0.41           0.31          0.14

  recapture(3)

Portfolio turnover rate                                 %             30           123            140




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

                                      118


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING GLOBAL REAL ESTATE PORTFOLIO





                                                                         CLASS I

                                                               ___________________________

                                                                               JANUARY 3,

                                                                 YEAR ENDED     2006(1)

                                                                DECEMBER 31,       TO

                                                               _____________  DECEMBER 31,

                                                                    2007          2006

                                                               _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          13.42         10.00

Income (loss) from investment operations:

Net investment income                                    $           0.22*         0.15

Net realized and unrealized gain (loss) on               $          (1.16)         3.62

  investments and foreign currency related transactions

Total from investment operations                         $          (0.94)         3.77

Less distributions from:

Net investment income                                    $           0.35          0.25

Net realized gains on investments                        $           0.01          0.10

Return of capital                                        $           0.04            -

Total distributions                                      $           0.40          0.35

Net asset value, end of period                           $          12.08         13.42

TOTAL RETURN(2)                                          %          (7.03)        37.77

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $        141,367       44,706

Ratios to average net assets:

Gross expenses prior to expense waiver(3)                %           0.97          1.08

Net expenses after expense waiver(3)(4)                  %           0.90          0.92

Net investment income after expense waiver(3)(4)         %           1.65          1.54

Portfolio turnover rate                                  %             58           37




--------------------------------------------------------------------------------

(1)   Commencement of operations.


(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses, (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      ING Investments, LLC within three years of being incurred.


*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO





                                                                                            CLASS I

                                                              ___________________________________________________________________

                                                                                   YEAR ENDED                          JULY 2,

                                                                                  DECEMBER 31,                        2003(1) TO

                                                              ____________________________________________________   DECEMBER 31,

                                                                   2007          2006         2005         2004          2003

                                                              _____________  ___________  ___________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $          21.84         20.41         15.74        14.90         10.90

Income from investment operations:

Net investment income                                  $           0.32*         0.10*         0.12         0.14          0.05

Net realized and unrealized gain on investments and

foreign currency related

transactions                                            $           6.72          4.21          5.62         0.85          4.00

Total from investment operations                       $           7.04          4.31          5.74         0.99          4.05

Less distributions from:

Net investment income                                  $           0.03          0.07          0.17         0.15          0.05

Net realized gains on investments                      $           2.49          2.81          0.90           -             -

Total distributions                                    $           2.52          2.88          1.07         0.15          0.05

Net asset value, end of period                         $          26.36         21.84         20.41        15.74         14.90

TOTAL RETURN(2)                                        %          33.60         21.72         38.08         6.67         37.19

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $         35,734        19,960        8,870        2,420           211

Ratios to average net assets

Expenses(3)                                            %           0.64**        0.65          0.65         0.67          0.69

Net investment income(3)                               %           1.32**        0.48          1.17         1.77          2.33

Portfolio turnover rate                                %            166           159          334          176           117




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.

**    Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.




                                      119


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO





                                                                       CLASS I

                                                             ___________________________

                                                               YEAR ENDED    APRIL 28,

                                                              DECEMBER 31,   2006(1) TO

                                                             _____________  DECEMBER 31,

                                                                  2007          2006

                                                             _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $         10.73         12.02

Income from investment operations:

Net investment income                                  $          0.09          0.10*

Net realized and unrealized gain on investments and    $          1.80          0.39

  foreign currency related transactions

Total from investment operations                       $          1.89          0.49

Less distributions from:

Net investment income                                  $          0.16          0.22

Net realized gains on investments                      $          2.12          1.56

Total distributions                                    $          2.28          1.78

Net asset value, end of period                         $         10.34         10.73

TOTAL RETURN(2)                                        %         18.72          5.92

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $             1             1

Ratios to average net assets:

Expenses(3)                                            %          1.01**        1.02

Net investment income(3)                               %          0.90**        1.35

Portfolio turnover rate                                %           135           148




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.

**    Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.


--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO





                                                                        CLASS I

                                                              ___________________________

                                                                YEAR ENDED    APRIL 28,

                                                               DECEMBER 31,   2006(1) TO

                                                              _____________  DECEMBER 31,

                                                                   2007          2006

                                                              _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          14.89        13.88

Income from investment operations:

Net investment income                                   $           0.09         0.09*

Net realized and unrealized gain on investments,        $           3.07         1.58

foreign currency related transactions and written

  options

Total from investment operations                        $           3.16         1.67

Less distributions from:

Net investment income                                   $             -          0.08

Net realized gains on investments                       $           0.30         0.58

Total distributions                                     $           0.30         0.66

Net asset value, end of period                          $          17.75        14.89

TOTAL RETURN(2)                                         %          21.30        12.85

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $             2             1

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           0.74         0.78

  commission recapture(3)

Net expenses after expense waiver and prior to          %           0.74         0.78

  brokerage commission recapture(3)

Net expenses after expense waiver and brokerage         %           0.72         0.78

  commission recapture(3)

Net investment income after expense waiver and          %           0.67         0.72

  brokerage commission recapture(3)

Portfolio turnover rate                                 %           112            34




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


                                      120


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO





                                                                                CLASS I

                                                               _________________________________________

                                                                       YEAR ENDED           DECEMBER 2,

                                                                      DECEMBER 31,           2005(1) TO

                                                               __________________________   DECEMBER 31,

                                                                   2007          2006           2005

                                                               ____________  ____________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          19.61         14.67         14.28

Income from investment operations:

Net investment income                                   $           0.16*         0.12*         0.03*

Net realized and unrealized gain on investments and     $           7.40          5.12          0.36

  foreign currency related transactions

Total from investment operations                        $           7.56          5.24          0.39

Less distributions from:

Net investment income                                   $           0.27          0.11             -

Net realized gains on investments                       $           0.05          0.19             -

Total distributions                                     $           0.32          0.30             -

Net asset value, end of period                          $          26.85         19.61         14.67

TOTAL RETURN(2)                                         %          38.86         36.18          2.73

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $        333,429       193,413        33,756

Ratios to average net assets:

Gross expenses prior to brokerage commission            %           1.25          1.26          1.30

  recapture(3)

Net expenses after brokerage commission recapture(3)    %           1.25          1.26          1.30

Net investment income after brokerage commission        %           0.72          0.72          2.38

  recapture(3)

Portfolio turnover rate                                 %             15             5            85




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO





                                                                                      CLASS I

                                                               ______________________________________________________

                                                                             YEAR ENDED                     MAY 6,

                                                                            DECEMBER 31,                  2004(1) TO

                                                               _______________________________________   DECEMBER 31,

                                                                   2007          2006          2005          2004

                                                               ____________  ____________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $           14.33         12.57       13.39          11.15

Income (loss) from investment operations:

Net investment income                                   $            0.12          0.06        0.05*          0.01

Net realized and unrealized gain (loss) on              $          (0.25)          2.04        0.44           2.24

  investments and futures

Total from investment operations                        $          (0.13)          2.10        0.49           2.25

Less distributions from:

Net investment income                                   $            0.05          0.01           -             -

Net realized gains on investments                       $            0.79          0.33        1.31           0.01

Total distributions                                     $            0.84          0.34        1.31           0.01

Net asset value, end of period                          $           13.36         14.33       12.57          13.39

TOTAL RETURN(2)                                         %          (1.56)         16.95        4.00          20.21

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $        117,034       131,532       94,448        41,807

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %            0.88          0.88        0.89           0.89

  commission recapture(3)

Net expenses after expense waiver and prior to          %            0.85          0.86        0.89           0.89

  brokerage commission recapture(3)

Net expenses after expense waiver and brokerage         %            0.85          0.86        0.88           0.89

  commission recapture(3)

Net investment income after expense waiver and          %            0.81          0.50        0.39           0.12

  brokerage commission recapture(3)

Portfolio turnover rate                                 %             47            43           57           147




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


                                      121


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO





                                                                                 CLASS I

                                                                _________________________________________

                                                                        YEAR ENDED              MAY 4,

                                                                       DECEMBER 31,           2005(1) TO

                                                                __________________________   DECEMBER 31,

                                                                    2007          2006           2005

                                                                ____________  ____________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          12.71         10.76          10.17

Income (loss) from investment operations:

Net investment income                                    $           0.23*         0.23*          0.14*

Net realized and unrealized gain (loss) on investments   $          (0.26)         1.95           0.45

Total from investment operations                         $          (0.03)         2.18           0.59

Less distributions from:

Net investment income                                    $           0.20          0.09              -

Net realized gains on investments                        $           0.72          0.14              -

Total distributions                                      $           0.92          0.23              -

Net asset value, end of period                           $          11.76         12.71          10.76

TOTAL RETURN(2)                                          %          (0.96)        20.47           5.80

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $        302,744       264,845        109,779

Ratios to average net assets:

Gross expenses prior to expense waiver(3)                %           0.54          0.55           0.53

Net expenses after expense waiver(3)(4)                  %           0.53          0.53           0.53

Net investment income after expense waiver(3)(4)         %           1.80          1.97           1.97

Portfolio turnover rate                                  %             84            90             48




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses, (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.


*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO





                                                                                        CLASS I

                                                               __________________________________________________________

                                                                                                            DECEMBER 3,

                                                                        YEAR ENDED DECEMBER 31,             2004(1) TO

                                                               _________________________________________   DECEMBER 31,

                                                                    2007           2006          2005          2004

                                                               ______________ ______________ ___________ ________________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $            16.94       13.07         12.21           11.89

Income (loss) from investment operations:

Net investment income (loss)                             $             0.21        0.18*         0.05*         (0.00)**

Net realized and unrealized gain on investments and      $             2.59        3.69          1.85            0.41

  foreign currency related transactions

Total from investment operations                         $             2.80        3.87          1.90            0.41

Less distributions from:

Net investment income                                    $             0.05           -          0.02            0.02

Net realized gains on investments                        $             1.21        0.00**        1.02            0.07

Total distributions                                      $             1.26        0.00**        1.04            0.09

Net asset value, end of period                           $            18.48       16.94         13.07           12.21

TOTAL RETURN(2)                                          %            16.74       29.63         15.60            3.47

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $       1,259,238       864,923       10,787          2,993

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage     %             0.87        0.89          0.92            0.96

  commission recapture(3)

Net expenses after expense waiver and prior to           %             0.87        0.89          0.92            0.96

  brokerage commission recapture(3)

Net expenses after expense waiver and brokerage          %             0.87        0.88          0.92            0.96

  commission recapture(3)

Net investment income (loss) after expense waiver and    %             1.30        1.20          0.68          (0.56)

  brokerage commission recapture(3)

Portfolio turnover rate                                  %              77           62            92            104




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.

**    Amount is less than $0.005 or more than $(0.005).


                                      122


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO





                                                                                      CLASS I

                                                               ______________________________________________________

                                                                             YEAR ENDED                     MAY 6,

                                                                            DECEMBER 31,                  2004(1) TO

                                                               _______________________________________   DECEMBER 31,

                                                                   2007          2006          2005          2004

                                                               ____________  ____________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $           11.31         10.63       10.03           8.86

Income (loss) from investment operations:

Net investment income                                   $            0.01          0.01        0.01*         0.00**

Net realized and unrealized gain (loss) on

investments and foreign currency related

transactions                                             $          (0.64)          0.70        0.61          1.20

Total from investment operations                        $          (0.63)          0.71        0.62          1.20

Less distributions from:

Net investment income                                   $              -             -            -          0.03

Net realized gains on investments                       $            0.14          0.03        0.02             -

Total distributions                                     $            0.14          0.03        0.02          0.03

Net asset value, end of period                          $           10.54         11.31       10.63         10.03

TOTAL RETURN(2)                                         %          (5.71)          6.76        6.19         13.52

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $        531,658       373,802       44,965         3,713

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %            0.74          0.78        0.79          0.81

  commission recapture(3)

Net expenses after expense waiver and prior to          %            0.74          0.78        0.79          0.81

  brokerage commission recapture(3)

Net expenses after expense waiver and brokerage         %            0.73          0.77        0.79          0.81

  commission recapture(3)

Net investment income after expense waiver and          %            0.15          0.10        0.07          0.13

  brokerage commission recapture(3)

Portfolio turnover rate                                 %             28            11           11            95




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO





                                                                     CLASS I

                                                    _________________________________________

                                                            YEAR ENDED            APRIL 29,

                                                           DECEMBER 31,           2005(1) TO

                                                    ___________________________  DECEMBER 31,

                                                         2007          2006          2005

                                                    _____________ _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period          $         10.70         10.70         11.14

Income (loss) from investment operations:

Net investment income                         $          0.52*         0.49*         0.28*

Net realized and unrealized gain (loss) on    $          0.12         (0.07)        (0.12)

  investments and futures

Total from investment operations              $          0.64          0.42          0.16

Less distributions from:

Net investment income                         $          0.25          0.42          0.57

Net realized gains on investments             $             -             -          0.03

Total distributions                           $          0.25          0.42          0.60

Net asset value, end of period                $         11.09         10.70         10.70

TOTAL RETURN(2)                               %          6.09          4.02          1.44

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)             $        487,841       118,858        3,265

Ratios to average net assets:

Expenses(3)                                   %          0.27**        0.28**        0.29

Net investment income(3)                      %          4.78**        4.64**        3.96

Portfolio turnover rate                       %           439           352           219




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.

**    Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.


                                      123


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO





                                                                                    CLASS I

                                                          ____________________________________________________________

                                                                          YEAR ENDED

                                                                         DECEMBER 31,                 MAY 7,2004(1) TO

                                                          __________________________________________    DECEMBER 31,

                                                               2007          2006          2005             2004

                                                          ______________ ____________ ______________ _________________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $           1.00          1.00          1.00             1.00

Income (loss) from investment operations:

Net investment income                               $           0.051         0.049         0.030            0.009

Net realized and unrealized loss on investments     $         (0.000)*           -        (0.000)*         (0.000)*

Total from investment operations                    $           0.051         0.049         0.030            0.009

Less distributions from:

Net investment income                               $           0.051         0.049         0.030            0.009

Total distributions                                 $           0.051         0.049         0.030            0.009

Net asset value, end of period                      $           1.00          1.00          1.00             1.00

TOTAL RETURN(2)                                     %           5.22          4.93          3.04             0.86

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                   $        184,187       204,662       134,152          125,543

Ratios to average net assets:

Expenses(3)                                         %           0.28          0.29          0.29             0.29

Net investment income (3)                           %           5.10          4.89          3.00             1.43




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.

*     Amount is more than ($0.005).

--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO





                                                                                   CLASS I

                                                              __________________________________________________

                                                                                  YEAR ENDED

                                                                                 DECEMBER 31,

                                                              __________________________________________________

                                                                   2007          2006        2005        2004

                                                              ______________ ___________ ___________ ___________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $         16.73         15.90       14.57        12.91

Income from investment operations:

Net investment income                                   $          0.17*         0.05*       0.03*        0.04

Net realized and unrealized gain on investments and

foreign currency related

transactions                                             $          2.24          0.78        1.30         1.62

Total from investment operations                        $          2.41          0.83        1.33         1.66

Less distributions from:

Net investment income                                   $          0.00**           -           -           -

Total distributions                                     $          0.00**           -           -           -

Net asset value, end of period                          $         19.14         16.73       15.90        14.57

TOTAL RETURN(2)                                         %         14.43          5.22        9.13        12.86

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $        145,442       75,920      10,944       3,285

Ratios to average net assets:

Gross expenses prior to brokerage commission            %          0.77          0.77        0.76         0.78

  recapture(3)

Net expenses after brokerage commission recapture(3)    %          0.77          0.76        0.74         0.75

Net investment income after brokerage commission        %          0.96          0.30        0.18         0.30

  recapture(3)

Portfolio turnover rate                                 %            51            64          72          72


                                                             CLASS I

                                                        _________________

                                                         MAY 1,2003(1) TO

                                                           DECEMBER 31,

                                                               2003

                                                        _________________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                          10.27

Income from investment operations:

Net investment income                                          0.00**

Net realized and unrealized gain on investments and

foreign currency related

transactions                                                    2.64

Total from investment operations                               2.64

Less distributions from:

Net investment income                                             -

Total distributions                                               -

Net asset value, end of period                                12.91

TOTAL RETURN(2)                                               25.71

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                             1,926

Ratios to average net assets:

Gross expenses prior to brokerage commission                   0.79

  recapture(3)

Net expenses after brokerage commission recapture(3)           0.77

Net investment income after brokerage commission               0.01

  recapture(3)

Portfolio turnover rate                                          82




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

                                      124


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO





                                                                               CLASS I

                                                              _________________________________________

                                                                      YEAR ENDED            APRIL 29,

                                                                     DECEMBER 31,           2005(1) TO

                                                              __________________________   DECEMBER 31,

                                                                  2007          2006           2005

                                                              ____________  ____________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $          15.32         12.38         10.00

Income from investment operations:

Net investment income                                  $           0.23*         0.12*         0.04*

Net realized and unrealized gain on investments and    $           2.84          2.87          2.52

  foreign related transactions

Total from investment operations                       $           3.07          2.99          2.56

Less distributions from:

Net investment income                                  $           0.21          0.01          0.02

Net realized gains on investments                      $           1.07          0.04          0.16

Total distributions                                    $           1.28          0.05          0.18

Net asset value, end of period                         $          17.11         15.32         12.38

TOTAL RETURN(2)                                        %          20.88         24.21         25.62

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $        204,729       137,712        44,459

Ratios to average net assets:

Gross expenses prior to expense waiver(3)              %           0.72          0.73          0.78

Net expenses after expense waiver(3)(4)                %           0.68          0.68          0.68

Net investment income after expense waiver(3)(4)       %           1.42          0.90          0.58

Portfolio turnover rate                                %            111           103            73




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Adviser has agreed to limit expenses (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO





                                                                                         CLASS I

                                                             ________________________________________________________________

                                                                                 YEAR ENDED                         MAY 1,

                                                                                DECEMBER 31,                      2003(1) TO

                                                             __________________________________________________  DECEMBER 31,

                                                                 2007         2006         2005       2004(1)        2003

                                                             ____________ ____________ ____________ ___________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $          19.03       18.26        18.81       17.22         15.19

Income from investment operations:

Net investment income                                  $           0.51        0.53*        0.49*       0.47*         0.58

Net realized and unrealized gain on investments and

foreign currency related

transactions                                            $           034         1.57         0.08        1.50          1.55

Total from investment operations                       $           0.85        2.10         0.57        1.97          2.13

Less distributions from:

Net investment income                                  $           0.60        0.49         0.46        0.38          0.10

Net realized gains on investments                      $           1.02        0.84         0.66           -            -

Total distributions                                    $           1.62        1.33         1.12        0.38          0.10

Net asset value, end of period                         $          18.26       19.03        18.26       18.81         17.22

TOTAL RETURN(2)                                        %           4.27       12.22         3.14       11.45         14.03

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $       200,345      151,940      172,607       5,119        2,303

Ratios to average net assets:

Gross expenses prior to brokerage commission           %           0.64        0.64         0.65        0.64          0.65

  recapture(3)

Net expenses after brokerage commission recapture(3)   %           0.63        0.63         0.65        0.63          0.64

Net investment income after brokerage commission       %           2.75        2.86         2.71        2.69          2.61

  recapture(3)

Portfolio turnover rate                                %            60           44           51          66           57




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


                                      125


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO





                                                                               CLASS I

                                                               _______________________________________

                                                                      YEAR ENDED           APRIL 29,

                                                                     DECEMBER 31,          2005(1) TO

                                                               ________________________   DECEMBER 31,

                                                                   2007         2006          2005

                                                               ___________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          14.60        11.22        10.00

Income from investment operations:

Net investment income                                   $           0.37         0.28         0.13*

Net realized and unrealized gain on investments and     $           3.63         3.18         1.41

  foreign currency related transactions

Total from investment operations                        $           4.00         3.46         1.54

Less distributions from:

Net investment income                                   $           0.14         0.02         0.09

Net realized gains on investments                       $           0.54         0.06         0.23

Total distributions                                     $           0.68         0.08         0.32

Net asset value, end of period                          $          17.92        14.60        11.22

TOTAL RETURN(2)                                         %          27.72        31.04        15.35

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $         9,192        7,489         5,599

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           0.77         0.79         0.82

  commission recapture(3)

Net expenses after expense waiver and prior to          %           0.77         0.79         0.80

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage         %           0.74         0.77         0.80

  commission recapture(3)(4)

Net investment income after expense waiver and          %           2.24         2.34         1.73

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                 %            81           93           152




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Adviser has agreed to limit expenses, (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(Reg. TM)





                                                                                            CLASS I

                                                               _________________________________________________________________

                                                                                   YEAR ENDED                          MAY 1,

                                                                                  DECEMBER 31,                       2003(1) TO

                                                               __________________________________________________   DECEMBER 31,

                                                                   2007         2006         2005         2004          2003

                                                               ___________  ___________  ___________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $         19.83        17.44        16.65         14.87         12.45

Income from investment operations:

Net investment income                                   $          0.27*        0.22*        0.21*         0.18          0.17

Net realized and unrealized gain on investments and

foreign currency related

transactions                                             $          0.64         2.41         0.78          1.77          2.30

Total from investment operations                        $          0.91         2.63         0.99          1.95          2.47

Less distributions from:

Net investment income                                   $          0.26         0.24         0.20          0.17          0.05

Total distributions                                     $          0.26         0.24         0.20          0.17          0.05

Net asset value, end of period                          $         20.48        19.83        17.44         16.65         14.87

TOTAL RETURN(2)                                         %          4.53        15.25         6.02         13.15         19.83

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $         5,857        5,629        2,530          136           103

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %          0.64         0.64         0.64          0.64          0.65

  commission recapture(3)

Net expenses after expense waiver and prior to

brokerage commission

recapture(3)                                             %          0.64         0.64         0.64          0.63          0.59

Net expenses after expense waiver and brokerage         %          0.64         0.64         0.64          0.61          0.59

  commission recapture(3)

Net investment income after expense waiver and

brokerage commission

recapture(3)                                             %          1.29         1.22         1.26          1.17          1.04

Portfolio turnover rate                                 %           103           90           80          175           130




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


                                      126


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO





                                                                    CLASS I

                                                          ___________________________

                                                            YEAR ENDED    APRIL 28,

                                                           DECEMBER 31,   2006(1) TO

                                                          _____________  DECEMBER 31,

                                                               2007          2006

                                                          _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $           10.88        10.67

Income from investment operations:

Net investment income                               $            0.49         0.30*

Net realized and unrealized gain on investments,

foreign currency related transactions, futures  ,

options and

swaps                                                $            0.48         0.22

Total from investment operations                    $            0.97         0.52

Less distributions from:

Net investment income                               $            0.40         0.31

Total distributions                                 $            0.40         0.31

Net asset value, end of period                      $           11.45        10.88

TOTAL RETURN(2)                                     %            9.22         5.01

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                   $        932,677       795,704

Ratios to average net assets:

Expenses(3)                                         %            0.57         0.58

Net investment income(3)                            %            4.63         4.17

Portfolio turnover rate                             %            803           750




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO





                                                                               CLASS I

                                                               ________________________________________

                                                                      YEAR ENDED            APRIL 29,

                                                                     DECEMBER 31,           2005(1) TO

                                                               _________________________   DECEMBER 31,

                                                                   2007         2006           2005

                                                               ___________  ____________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          10.31        10.20         10.07

Income (loss) from investment operations:

Net investment income                                   $           0.71         0.72*         0.48*

Net realized and unrealized gain (loss) on

investments, foreign currency related transactions  ,

options,

and swaps                                                $         (0.39)         0.18          0.16

Total from investment operations                        $           0.32         0.90          0.64

Less distributions from:

Net investment income                                   $           0.70         0.70          0.49

Net realized gains on investments                       $           0.05         0.09          0.02

Total distributions                                     $           0.75         0.79          0.51

Net asset value, end of period                          $           9.88        10.31         10.20

TOTAL RETURN(2)                                         %           3.12         9.22          6.48

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $        45,773       162,093           841

Ratios to average net assets:

Gross expenses prior to expense waiver(3)               %           0.50         0.50          0.50

Net expense after expense waiver(3)                     %           0.50         0.50          0.50

Net investment income after expense waiver(3)           %           6.93         7.11          7.10

Portfolio turnover rate                                 %           153            72           102




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


                                      127


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING PIONEER EQUITY INCOME PORTFOLIO


                                                                   CLASS I

                                                                _____________

                                                                   MAY 11,

                                                                  2007(1) TO

                                                                 DECEMBER 31,

                                                                     2007

                                                                _____________

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $             10.00

Income (loss) from investment operations:

Net investment income                                  $              0.19*

Net realized and unrealized loss on investments        $             (0.88)

Total from investment operations                       $             (0.69)

Less distributions from:

Net investment income                                  $              0.13

Total distributions                                    $              0.13

Net asset value, end of period                         $              9.18

TOTAL RETURN(2)                                          %           (6.94)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $           165,905

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage     %            0.78

  commission recapture(3)

Net expenses after expense waiver and prior to           %            0.69

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage          %            0.68

  commission recapture(3)(4)

Net investment income after expense waiver and           %            3.16

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                  %              20


--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Adviser has agreed to limit expenses, (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO





                                                                               CLASS I

                                                               _______________________________________

                                                                      YEAR ENDED           APRIL 29,

                                                                     DECEMBER 31,          2005(1) TO

                                                               ________________________   DECEMBER 31,

                                                                   2007         2006          2005

                                                               ___________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          12.92        11.04        10.06

Income from investment operations:

Net investment income                                   $           0.16         0.16         0.11*

Net realized and unrealized gain on investments and     $           0.55         1.72         0.92

  foreign currency related transactions

Total from investment operations                        $           0.71         1.88         1.03

Less distributions from:

Net investment income                                   $           0.16           -          0.05

Net realized gains on investments                       $           0.31           -          0.00**

Total distributions                                     $           0.47           -          0.05

Net asset value, end of period                          $          13.16        12.92        11.04

TOTAL RETURN(2)                                         %           5.36        17.03       10.25 +

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $        41,028       31,524        28,289

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           0.74         0.76         0.75

  commission recapture(3)

Net expenses after expense waiver and prior to          %           0.69         0.71         0.71

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage         %           0.69         0.71         0.71

  commission recapture(3)(4)

Net investment income after expense waiver and          %           1.24         1.33         1.49

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                 %            24           19            39




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.


*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

+     In 2005, the Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment guidelines. The impact on total return was 0.02% on Class I and excluding this item,

      total return would have been 10.23%.

                                      128


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO





                                                                                CLASS I

                                                               _________________________________________

                                                                       YEAR ENDED              MAY 2,

                                                                      DECEMBER 31,           2005(1) TO

                                                               __________________________   DECEMBER 31,

                                                                  2007          2006           2005

                                                               ____________  ____________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          12.35          11.02         10.07

Income from investment operations:

Net investment income                                   $           0.14*          0.12          0.03

Net realized and unrealized gain on investments         $           0.63           1.27          0.92

Total from investment operations                        $           0.77           1.39          0.95

Less distributions

Net investment Income                                   $           0.10           0.03            -

Net realized gains on investments                       $           0.65           0.03            -

Total distributions                                     $           0.75           0.06            -

Net asset value, end of period                          $          12.37          12.35         11.02

TOTAL RETURN(2)                                         %           5.72          12.70          9.43

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $        356,457       135,708        22,281

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           0.64           0.64          0.66

  commission recapture(3)

Net expenses after expense waiver and prior to          %           0.64           0.64          0.66

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage         %           0.64           0.64          0.66

  commission recapture(3)(4)

Net investment income after expense waiver and          %           1.08           1.02          0.97

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                 %             65           109            50




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses, (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.


*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING STOCK INDEX PORTFOLIO





                                                                                    CLASS I

                                                             ______________________________________________________

                                                                            YEAR ENDED                    MAY 3,

                                                                           DECEMBER 31,                 2004(1) TO

                                                             ________________________________________  DECEMBER 31,

                                                                  2007          2006         2005          2004

                                                             _____________ _____________ ____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $         12.85         11.40          10.90         10.00

Income from investment operations:

Net investment income                                  $          0.23          0.21*          0.19          0.11

Net realized and unrealized gain on investments and    $          0.46          1.52           0.31          0.94

  futures

Total from investment operations                       $          0.69          1.73           0.50          1.05

Less distributions from:

Net investment income                                  $          0.22          0.19             -           0.12

Net realized gains on investments                      $          0.38          0.09             -           0.03

Total distributions                                    $          0.60          0.28             -           0.15

Net asset value, end of period                         $         12.94         12.85          11.40         10.90

TOTAL RETURN(2)                                        %          5.28         15.52           4.59         10.52

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $        482,091       405,602      388,184       378,706

Ratios to average net assets:

Gross expenses prior to expense waiver(3)              %          0.26          0.27           0.28          0.27

Net expenses after expense waiver(3)                   %          0.26**        0.27**         0.28          0.27

Net investment income after expense waiver(3)          %          1.90**        1.74**         1.68          2.14

Portfolio turnover rate                                %             4             9             6             8




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.

**    Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.


                                      129


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO





                                                                               CLASS I

                                                              _________________________________________

                                                                      YEAR ENDED             JULY 29,

                                                                     DECEMBER 31,           2005(1) TO

                                                              __________________________   DECEMBER 31,

                                                                  2007          2006           2005

                                                              ____________  ____________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $          13.11         10.82          10.00

Income from investment operations:

Net investment income                                  $           0.29*         0.20*          0.02

Net realized and unrealized gain on investments and    $           0.82          2.54           1.04

  foreign currency related transactions

Total from investment operations                       $           1.11          2.74           1.06

Less distributions from:

Net investment income                                  $           0.01          0.16           0.05

Net realized gains on investments                      $           0.04          0.29           0.19

Total distributions                                    $           0.05          0.45           0.24

Net asset value, end of period                         $          14.17         13.11          10.82

TOTAL RETURN(2)                                        %           8.45         25.32          10.54

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $        676,160       272,333         3,204

Ratios to average net assets:

Gross expenses prior to expense waiver(3)              %           0.61          0.63           0.79

Net expenses after expense waiver(3)(4)                %           0.55          0.55           0.55

Net investment income after expense waiver(3)(4)       %           2.03          1.64           0.78

Portfolio turnover rate                                %            188           155            77




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      ING Investments, LLC within three years of being incurred.


*     Calculated using the average number of shares outstanding throughout the period.


                                      130


TO OBTAIN

MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investment is available in the

Portfolios' annual and semi-annual shareholder reports. In the annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or

to make inquiries about the Portfolios, please write to the Trust at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258, call 1-800-366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC

Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public

Reference Section, 100 F Street, NE Washington,  D.C. 20549-0102.

[GRAPHIC APPEARS HERE]

                                                          SEC FILE NO. 811-05629

04/28/08


ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2008

INSTITUTIONAL CLASS

BOOK 2

BALANCED FUNDS

     ING Franklin Income Portfolio

     ING T. Rowe Price Capital Appreciation Portfolio

BOND FUND

     ING BlackRock Inflation Protected Bond Portfolio

INTERNATIONAL/GLOBAL FUNDS

     ING Templeton Global Growth Portfolio

     ING Van Kampen Global Franchise Portfolio

STOCK FUNDS

     ING AllianceBernstein Mid Cap Growth Portfolio

     ING BlackRock Large Cap Growth Portfolio


     ING BlackRock Large Cap Value Portfolio

     ING FMRSM Diversified Mid Cap Portfolio


     ING Franklin Mutual Shares Portfolio


     ING Lord Abbett Affiliated Portfolio


     ING T. Rowe Price Equity Income Portfolio

     ING Van Kampen Capital Growth Portfolio


     ING Van Kampen Growth and Income Portfolio

     ING Van Kampen Real Estate Portfolio


     ING Wells Fargo Small Cap Disciplined Portfolio

FMRSM is a service mark of Fidelity Management & Research Company.

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN

[GRAPHIC APPEARS HERE]

ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE

INSTITUTIONAL CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU

SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE.

PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR

GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE

BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS.

THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE

INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC")

HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER

THE INFORMATION IN THE PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE

SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY

AND RETAINED FOR FUTURE REFERENCE.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                    PAGE

INTRODUCTION

   ING Investors Trust ......................         3

   Adviser ..................................         3

   Portfolios and Sub-Advisers ..............         3

   Classes of Shares ........................         3

   Investing Through Your Variable

     Contract or Qualified Plan .............         3

   Why Reading this Prospectus is

     Important ..............................         3

DESCRIPTION OF THE PORTFOLIOS

   ING AllianceBernstein Mid Cap Growth

     Portfolio ..............................         4

   ING BlackRock Inflation Protected

     Bond Portfolio .........................         8

   ING BlackRock Large Cap Growth

     Portfolio ..............................        11

   ING BlackRock Large Cap Value

     Portfolio ..............................        15

   ING FMRSM Diversified Mid Cap

   ING T. Rowe Price Capital Appreciation

     Portfolio ..............................        32

   ING T. Rowe Price Equity Income

     Portfolio ..............................        36

   ING Templeton Global Growth

     Portfolio ..............................        39

   ING Van Kampen Capital Growth

     Portfolio ..............................        42

   ING Van Kampen Global Franchise

     Portfolio ..............................        45

   ING Van Kampen Growth and Income

     Portfolio ..............................        48

   ING Van Kampen Real Estate Portfolio......        51

                                                    PAGE

   ING Wells Fargo Small Cap Disciplined

ADDITIONAL INFORMATION ON INVESTMENT

   STRATEGIES

   Percentage and Rating Limitations ........        68

   A Word about Portfolio Diversity .........        68

   Fundamental Investment Policies ..........        68

   Non-Fundamental Investment Policies ......        68

   Additional Information about the

   How ING Compensates Entities

     Offering Its Portfolios as Investment

     Options in Their Investment

     Products ...............................        69

   Interests of the Holders of Variable

OVERALL MANAGEMENT OF THE PORTFOLIOS

PERFORMANCE OF SIMILARLY MANAGED

   MUTUAL FUNDS .............................        77

FINANCIAL HIGHLIGHTS ........................        79

TO OBTAIN MORE INFORMATION .................. Backcover


                                        1


--------------------------------------------------------------------------------

                                  INTRODUCTION

--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The

Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISER


Directed Services LLC ("DSL" or "Adviser") serves as the investment adviser to each of the Portfolios. Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V.

("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING

Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.


On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

PORTFOLIOS AND SUB-ADVISERS

ING AllianceBernstein Mid Cap Growth Portfolio - AllianceBernstein L.P.

ING BlackRock Inflation Protected Bond Portfolio - BlackRock Financial

Management, Inc.

ING BlackRock Large Cap Growth Portfolio - BlackRock Investment Management, LLC


ING BlackRock Large Cap Value Portfolio - BlackRock Investment Management, LLC

ING FMRSM Diversified Mid Cap Portfolio - Fidelity Management & Research

Company


ING Franklin Income Portfolio - Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio - Franklin Mutual Advisers, LLC


ING Lord Abbett Affiliated Portfolio - Lord, Abbett & Co. LLC


ING T. Rowe Price Capital Appreciation Portfolio - T. Rowe Price Associates,

Inc.

ING T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.

ING Templeton Global Growth Portfolio - Templeton Global Advisors Limited

ING Van Kampen Capital Growth Portfolio - Van Kampen

ING Van Kampen Global Franchise Portfolio - Van Kampen


ING Van Kampen Growth and Income Portfolio - Van Kampen

ING Van Kampen Real Estate Portfolio - Van Kampen


ING Wells Fargo Small Cap Disciplined Portfolio - Wells Capital Management,

Inc.

CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"),

Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class

shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services.

All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered in this Prospectus. Class I shares are not subject to any sales loads, servicing fees or Rule 12b-1 distribution fees.

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Class I shares of the Portfolios may be offered to separate asset accounts

("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable

Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolios. Class I shares also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                                       3


--------------------------------------------------------------------------------

                         DESCRIPTION OF THE PORTFOLIOS

--------------------------------------------------------------------------------

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

SUB-ADVISER

AllianceBernstein L.P. ("AllianceBernstein")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests substantially all of its assets in high-quality common stocks that AllianceBernstein expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus borrowings for investment purposes) in common stock of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(Reg. TM) Growth Index. The market capitalizations of companies in the Russell Midcap(Reg. TM) Growth Index ranged from $624 million to $42 billion as of December 31, 2007. The capitalization range of companies in the Russell Midcap(Reg. TM) Growth Index will change with market conditions. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The

Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

o  write exchange-traded covered call options on up to 25% of its total assets;


o  enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

o  enter into futures contracts on securities indices and options on such futures contracts.

The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Borrowing Risk


                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk


                        Mid-Capitalization Company Risk


                                       4


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                        Other Investment Companies Risk


                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2005) and

Class I shares' (2006-2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999     2000     2001     2002     2003    2004    2005    2006    2007

       25.56    -17.12   -13.73   -30.04   67.04   19.53   6.85    1.98    11.11


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:   4th Quarter   1999:     25.08%

Worst:  3rd Quarter   2001:    (26.22)%


                                       5


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

Midcap(Reg. TM) Growth Index. The Russell Midcap(Reg. TM) Growth Index measures the performance of those companies included in the Russell Midcap(Reg. TM)

Index with higher price-to-book ratios and and higher forecasted growth values.

The stocks are also members of the Russell 1000(Reg. TM) Growth Index. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                              AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                           (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR          5 YEARS             10 YEARS

                                                    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


CLASS I RETURN .......................... 11.11%        13.41%(1)          N/A

Russell MidCap(Reg. TM) Growth Index .... 11.43%        15.35%(3)          N/A

CLASS S RETURN .......................... 10.86%        19.19%               5.58%(1)

Russell Midcap(Reg. TM) Growth Index .... 11.43%        17.90%               7.29%(3)




(1)   Class I shares commenced operations on May 13, 2005. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   AllianceBernstein L.P. has managed the Portfolio since March 1, 1999.

      Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index return for Class I shares is for the period beginning May 1,

      2005. The index return for the Class S shares is for the period beginning

      August 1, 1998.

MORE ON THE SUB-ADVISER


AllianceBernstein is a leading global investment management firm supervising client accounts with assets totaling approximately $800 billion, as of December

31, 2007. AllianceBernstein provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments,

foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of AllianceBernstein is 1345

Avenue of the Americas, New York, NY 10105.

As of December 31, 2007, AllianceBernstein Holding L.P. owns approximately

33.1% of the units of limited partnership interest in AllianceBernstein. AXA

Financial, Inc. owns approximately 62.6% of the outstanding publicly traded

AllianceBernstein Holding Units and approximately 1% of the outstanding

AllianceBernstein Units which, including the general partnership interests in

AllianceBernstein and AllianceBernstein Holding, represents a 63.2% economic interest in AllianceBernstein. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, one of the largest global financial services organizations.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ _________________________________________________________________________________________


Catherine Wood   Senior Vice President and portfolio manager, AllianceBernstein, and Chief Investment

                 Officer, Regent Investor Services, a division of AllianceBernstein. Ms. Wood has managed the Portfolio since July 2001.

                 Ms. Wood joined AllianceBernstein in 2001 from Tupelo Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison Associates as a Director and Portfolio

                 Manager, Equity Research Analyst and Chief Economist.



                                       6


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------





NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ ________________________________________________________________________________________


Amy P. Raskin    Ms. Raskin, Senior Vice President and Director of Research on Strategic Change,

                 and is a member of the U.S. Mid Cap Growth team and the U.S. Strategic Research

                 Investment Strategy Committee. She joined the team in 2000 as a U.S. growth equity analyst covering networking and telecom equipment, a position she held until the fall of 2006. Prior to joining the firm, Ms. Raskin worked as a telecom analyst for

                 Donaldson, Lufkin & Jenrette and as an investment banking analyst for Lehman Brothers.

                 She also worked at J.P. Morgan as a telecommunications products manager.

Ben Ruegsegger   Mr. Ruegsegger, Assistant Vice President and Mid Cap Growth Research Analyst,

                 began his career with AllianceBernstein in 2001 as an investment administrator in the managed accounts division. In 2003, he became a portfolio manager assistant for the Firm's U.S. Strategic Research product. Mr. Ruegsegger joined the U.S. Mid

                 Cap Growth team in late 2004 as a research generalist and became a research analyst for the team in 2006. Mr. Ruegsegger holds the Chartered Financial Analyst designation.

Tom Zottner      Mr. Zottner, Vice President, Mid Cap Growth Research Analyst and Equity Portfolio

                 Manager - U.S. Strategic Research, is a member of the U.S. Strategic Research

                 Investment Strategy Committee and the U.S. Mid Cap Growth team. He joined

                 AllianceBernstein in 2001 as a municipal bond associate portfolio manager and was promoted to portfolio manager in 2002. In 2003, he also began managing U.S. Strategic

                 Research portfolios. Prior to joining the Firm, Mr. Zottner was a Registered Client

                 Associate at Merrill Lynch, and he served as an intern at Hambrecht & Quist Capital

                 Management. Mr. Zottner holds the Chartered Financial Analyst designation.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       7


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO

SUB-ADVISER

BlackRock Financial Management Inc. ("BlackRock Financial Management")

INVESTMENT OBJECTIVE


Seeks to maximize real return, consistent with preservation of real capital and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser normally invests at least 80% of the Portfolio's net assets

(plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The Portfolio will provide at least 60 days' prior notice of any change in the investment policy. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban

Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index,

calculated by the government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio maintains an average portfolio duration that is within (+or-)20% of the duration of the Lehman Brothers(Reg.

TM) Global Real U.S. TIPS Index (the Portfolio's benchmark).


The Portfolio may invest up to 20% of its assets in non-investment grade bonds

(high-yield or junk bonds) or securities of emerging market issuers. The

Portfolio also may invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The Portfolio is non-diversified,

which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may also purchase: U.S. Treasuries and agency securities,

commercial and residential mortgage-backed securities, collateral mortgage obligations, investment grade corporate bonds and asset-backed securities.

Securities are purchased for the Portfolio when the Sub-Adviser believes that they have the potential for above-average real return. The Portfolio measures its performance against the benchmark.

Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard &

Poor's Rating Corporation or Ba or lower by Moody's Investors Service, Inc.) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher of the two credit ratings.

The Sub-Adviser may, when consistent with the Portfolio's investment goal, buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps (collectively, commonly known as "derivatives"). The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The

Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

                                       8


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Asset-Backed Securities Risk

                            Credit Derivatives Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                                Derivatives Risk

                              Diversification Risk

                             Emerging Markets Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                           Inflation-Index Bonds Risk

                               Interest Rate Risk

                                Leveraging Risk


                                  Manager Risk


                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                            Portfolio Turnover Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

Since the Portfolio did not have a full calendar year of performance as of

December 31, 2007, there is no performance information included in this

Prospectus. However, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed

Mutual Funds."

MORE ON THE SUB-ADVISER

BlackRock Financial Management, a Delaware Corporation, serves as the

Sub-Adviser to the Portfolio, and is an indirect, wholly-owned subsidiary of

BlackRock, Inc. The principal address of BlackRock Investment Management is 40

East 52nd Street, New York, New York 10022..


As of December 31, 2007, BlackRock Financial Management and its affiliates had over $1.357 trillion in investment company and other portfolio assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ ________________________________________________________________________________________


Stuart Spodek   Stuart Spodek is Managing Director of BlackRock Financial Management since 2002 and has managed the Portfolio since April 2007. He is a member of the Investment

                Strategy Group and his primarily responsibility is managing fixed-income portfolios,

                with a sector emphasis on global government bonds, derivative instruments and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock

                Financial Management in 1993.




                                       9


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------




NAME              POSITION AND RECENT BUSINESS EXPERIENCE

_________________ _______________________________________________________________________________________


Brian Weinstein   Brian Weinstein is a Director and Vice President of BlackRock Financial Management

                  and has managed the Portfolio since April 2007. He is a member of the Investment

                  Strategy Group and his primarily responsibility is the management of total return and real return products. Mr. Weinstein focuses on relative value opportunities across the yield curve in Government and Agency securities. He moved to his current role in the Portfolio Management Group in 2002. He began his career at BlackRock Financial

                  Management in the Portfolio Analytics Group in 2000.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       10


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO

SUB-ADVISER

BlackRock Investment Management, LLC ("BlackRock Investment Management")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio will invest primarily in equity securities of companies located in the United States that the

Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000(Reg. TM) Index. As of December 31,

2007, the lowest capitalization in this group was $479 million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell

1000(Reg. TM) Growth Index by investing in equity securities that the

Sub-Adviser believes have above average earnings prospects. The Russell

1000(Reg. TM) Growth Index (which consists of those Russell 1000(Reg. TM) Index securities with a greater than average growth orientation) is a subset of the

Russell 1000(Reg. TM) Index.

In selecting securities for the Portfolio from its benchmark universe, the

Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation,

quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined, and if the Sub-Adviser believes that a company is overvalued, it will not be considered as an investment for the Portfolio. After the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.


Because the Portfolio generally will not hold all the stocks in the Russell

1000(Reg. TM) Growth Index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell

1000(Reg. TM) Growth Index. These criteria currently include the following:

o  relative prices to earnings and price to book ratios;

o  stability and quality of earnings;

o  earnings momentum and growth;

o  weighted median market capitalization of the Portfolio;

o  allocation among the economic sectors of the Portfolio, as compared to the

   Russell 1000(Reg. TM) Growth Index; and

o  weighted individual stocks within the Russell 1000(Reg. TM) Growth Index.


The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies, in the form of American Depositary Receipts ("ADRs").


The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The

Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

                                       11


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest, without limitation, in short-term debt securities (including repurchase agreements),

non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Borrowing Risk

                                   Call Risk

                                  Credit Risk


                          Convertible Securities Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Models Risk


                                 Liquidity Risk

                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                 Maturity Risk


                              OTC Investment Risk

                        Other Investment Companies Risk


                            Portfolio Turnover Risk

                    Restricted and Illiquid Securities Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk


     When Issued and Delayed Delivery Securities Forward Commitments Risk


Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       12


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the

Portfolio by showing the changes in the Portfolio's Class S shares' (2003-2006)

and Class I shares' (2007) performance from year to year.

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)


[GRAPHIC APPEARS HERE]



1998   1999   2000   2001   2003       2004       2005       2006      2007

                            26.96      11.10      10.31      7.12      7.09




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:   4th Quarter   2004:    11.65%

Worst:  2nd Quarter   2006:    (6.44)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

1000(Reg. TM) Growth Index. The Russell 1000(Reg. TM) Growth Index measures the performance of 1,000 of the largest companies in the Russell 3000(Reg. TM)

Index with higher price-to-book ratios and higher forecasted growth. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.


                                       13


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------





                             AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                         (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                         1 YEAR          5 YEARS             10 YEARS

                                                  (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


CLASS I RETURN ........................  7.09%        6.35%(1)          N/A

Russell 1000(Reg. TM) Growth Index .... 11.81%       10.07%(3)          N/A

CLASS S RETURN ........................  6.75%       12.21%               6.54%(1)

Russell 1000(Reg. TM) Growth Index .... 11.81%       12.11%               6.61%(3)




(1)   Class I shares commenced operations on April 28, 2006. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in the Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   BlackRock Investment Management, LLC has managed the Portfolio since

      September 30, 2006. Prior to September 30, 2006, the Portfolio was

      managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc.

      consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill

      Lynch & Co., Inc.'s investment management business (including Mercury

      Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)   The index return for Class I shares is for the period beginning May 1,

      2006. The index return for Class S shares is for the period beginning May

      1, 2002.

MORE ON THE SUB-ADVISER

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect wholly-owned subsidiary of BlackRock, Inc. The principal address of BlackRock Investment Management is 800 Scudders Mill Rd., Plainsboro, NJ

08536.


As of December 31, 2007, BlackRock Investment Management and its affiliates had over $1.357 trillion in investment company and other portfolio assets under management.

The Portfolio is supported by a team of investment professionals who are responsible for investment research and selection. The lead members of this ream are Robert C. Doll, Jr. and Daniel Hanson. Mr. Doll is primarily responsible for the day-to-day management of the Portfolio:






NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

__________________________ __________________________________________________________________________________________


Robert C. Doll, Jr., CFA   Mr. Doll has been the Portfolio's portfolio manager since inception. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment

                           Officer for Equities, Chairman of the BlackRock Retail Operating Committee and

                           member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") and its affiliate, Fund Asset

                           Management, L.P. ("FAM") from 2001 to 2006. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

Daniel Hanson , CFA        Mr. Hanson is a Director of BlackRock, Inc. which he joined in 2006 following the merger with MLIM. He has been a member of the Large Cap Series team responsible for fundamental analysis since he joined MLIM in 2003 and has been a portfolio manager of the Portfolio since 2008. Mr. Hanson directs the fundamental research group supporting this team, and is an active participant in the portfolio construction process.





The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       14


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP VALUE PORTFOLIO

SUB-ADVISER

BlackRock Investment Management, LLC ("BlackRock Investment Management")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000(Reg. TM)Index. As of December 31, 2007, the lowest capitalization in this group was $479 million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell 1000(Reg. TM) Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000(Reg. TM) Value Index (which consists of those Russell 1000(Reg. TM) Index securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000(Reg. TM)

Index.


In selecting securities for the Portfolio from its benchmark universe, the

Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation,

quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined and if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the Russell

1000(Reg. TM) Value Index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell

1000(Reg. TM) Value Index. These criteria currently include the following:

o  relative price-to-earnings and price-to-book ratios;

o  stability and quality of earnings;

o  earnings momentum and growth;

o  weighted median market capitalization of the Portfolio's investment portfolio;

o  allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and


o  weighted individual stocks within the Russell 1000(Reg. TM) Value Index.


The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts ("ADRs").

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The

Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

                                       15


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk


                                  Credit Risk


                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                             Investment Models Risk


                               Interest Rate Risk


                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                              OTC Investment Risk


                        Other Investment Companies Risk


                    Restricted and Illiquid Securities Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       16


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2003-2004) and

Class I shares' (2005-2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003     2004     2005     2006     2007

                                   31.22    11.52    5.56     16.65    4.55


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:   2nd Quarter   2003:    17.73%

Worst:  3rd Quarter   2004:    (3.99)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

1000(Reg. TM) Value Index. The Russell 1000(Reg. TM) Value Index is an

unmanaged index that measures the performance of those Russell 1000(Reg. TM)

companies with lower price-to-book ratios and lower forecasted growth values.

The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                             AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                          (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                        1 YEAR          5 YEARS             10 YEARS

                                                   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


CLASS I RETURN .......................   4.55%        11.21%(1)          N/A

Russell 1000(Reg. TM) Value Index ....  (0.17)%       11.96%(3)          N/A

CLASS S RETURN .......................   4.30%        13.33%               8.40%(1)

Russell 1000(Reg. TM) Value Index ....  (0.17)%       14.63%               9.39%(3)




(1)   Class I shares commenced operations on May 18, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I have different expenses.

(2)   BlackRock Investment Management, LLC has managed the Portfolio since

      September 30, 2006. Prior to September 30, 2006, the Portfolio was

      managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc.

      consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill

      Lynch & Co., Inc.'s investment management businesses (including Mercury

      Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)   The index return for Class I shares is for the period beginning June 1,

      2004. The index return for Class S shares is for the period beginning May

      1, 2002.

                                       17


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect wholly-owned subsidiary of BlackRock, Inc. The principal address of BlackRock Investment Management is 800 Scudders Mill Rd., Plainsboro, NJ

08536.


As of December 31, 2007, BlackRock Investment Management and its affiliates had over $1.357 trillion in investment company and other portfolio assets under management.

The Portfolio is supported by a team of investment professionals who are responsible for investment research and selection. The lead members of this team are Robert C. Doll, Jr. and Daniel Hanson. Mr. Doll is primarily responsible for the day-to-day management of the Portfolio:






NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

__________________________ __________________________________________________________________________________________


Robert C. Doll, Jr., CFA   Mr. Doll has been the Portfolio's portfolio manager since inception. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment

                           Officer for Equities, Chairman of the BlackRock Retail Operating Committee and

                           member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") and its affiliate, Fund Asset

                           Management, L.P. ("FAM"), from 2001 to 2006. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

Daniel Hanson, CFA         Mr. Hanson is a Director of BlackRock, Inc. which he joined in 2006 following the merger with MLIM. He has been a member of the Large Cap Series team responsible for fundamental analysis since he joined MLIM in 2003 and has been a portfolio manager of the Portfolio since 2008. Mr. Hanson directs the fundamental research group supporting this team, and is an active participant in the portfolio construction process.





The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       18


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.


The Sub-Adviser normally invests at least 80% of the Portfolio's net assets

(plus borrowings for investment purposes) in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist,

for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(Reg. TM) Index or the

Standard & Poor's MidCap 400 ("S&P MidCap 400") Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80%

policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.


The Sub-Adviser may invest up to 25% of the Portfolio's assets at the time of purchase in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks,

or a combination of both types. In buying and selling securities for the

Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                                       19


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2001-2005) and

Class I shares' (2006-2007) performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001    2002     2003     2004     2005     2006     2007

                     -6.64   -19.34   33.47    24.10    16.90    12.21    14.81


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:   4th Quarter   2001:     18.53%

Worst:  3rd Quarter   2002:    (18.69)%


                                       20


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the S&P MidCap

400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 mid-capitalization stocks chosen for market size, liquidity, and industry group representation. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                           1 YEAR          5 YEARS             10 YEARS

                                     (OR LIFE OF CLASS)   (OR LIFE OF CLASS)

CLASS I RETURN .......... 14.81%        14.08%(1)          N/A

S&P MidCap 400 Index ....  7.98%         9.68%(2)          N/A

CLASS S RETURN .......... 14.49%        19.92%               8.87%(1)

S&P MidCap 400 Index ....  7.98%        16.20%               7.86%(2)


(1)   Class I shares commenced operations on August 15, 2005. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   The index return for Class I shares is for the period beginning August 1,

      2005. The index return for Class S shares is for the period beginning

      October 1, 2000.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the

Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes.

Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares.

Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals own more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA

02109. As of December 31, 2007, FMR managed approximately $1,421.4 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME        POSITION AND RECENT BUSINESS EXPERIENCE

___________ _______________________________________________________________________________________


Tom Allen   Vice President of FMR and portfolio manager of the Portfolio since February 2004.

            Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.


                                      21


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING FRANKLIN INCOME PORTFOLIO


SUB-ADVISER

Franklin Advisers, Inc. ("Franklin")

INVESTMENT OBJECTIVE

Seeks to maximize income while maintaining prospects for capital appreciation.

The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds,

notes and debentures, among others. Equity securities include common stocks,

preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.


The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the

Portfolio will invest more than 50% of its assets in these securities.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Rating Corporation ("S&P") and Moody's

Investors Service, Inc. ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories,

such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or

American Depositary Receipts ("ADRs").


The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the

Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

o  the experience and managerial strength of the company;

o  responsiveness to changes in interest rates and business conditions;

o  debt maturity schedules and borrowing requirements;

o  the company's changing financial condition and market recognition of the change; and

o  a security's relative value based on such factors as anticipated cash flow,

   interest or dividend coverage, asset coverage and earnings prospects.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.



                                       22


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk


                                  Manager Risk


                            Market and Company Risk

                               Market Trends Risk


                                 Maturity Risk

                        Other Investment Companies Risk


                             Price Volatility Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."

                                       23


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing the Portfolio's Class I shares' performance for the first full calendar year of operations.


                          YEAR-BY-YEAR TOTAL RETURN(1)

                       (FOR THE PERIOD ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]



1998   1999   2000   2001   2002   2003   2004   2005   2006   2007

                                                               2.89




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:    1st Quarter   2007:     2.71%

Worst:   4th Quarter   2007:    (2.94)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price ("S&P 500(Reg. TM)") Index and the Lehman Brothers(Reg.

TM) Intermediate Government/Credit Bond Index and a composite index consisting of 60% S&P 500(Reg. TM) Index and 40% Lehman Brothers(Reg. TM) Intermediate

Government/Credit Bond Index ("60% S&P 500(Reg. TM)/40% Lehman") Index. The S&P

500(Reg. TM) is an unmanaged index that measures the performance of securities of appropriately 500 of the larges companies in the United States. The Lehman

Brothers(Reg. TM) Intermediate Government/Credit Bond Index is a widely recognized index which features a blend of U.S. Treasury, government-sponsored

(U.S. Agency and supranational) mortgage and corporate securities limited to a maturity of no more than ten years. It does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the indices.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                             1 YEAR          5 YEARS          10 YEARS

                                                       (OR LIFE OF CLASS)


CLASS I RETURN ...........................  2.89%         7.95%(1)              N/A

S&P 500(Reg. TM) Index ...................  5.49%         9.13%(2)              N/A

Lehman Brothers(Reg. TM) Intermediate

Government/Credit Bond

  Index ...................................  7.39%         7.12%(2)              N/A

60% S&P 500(Reg. TM)/40% Lehman Index ....  6.39%         8.43%(2)              N/A




(1)   Class I shares commenced operations on April 28, 2006.

(2)   The index returns are for the period beginning May 1, 2006.

                                       24


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


The Adviser has engaged Franklin, One Franklin Parkway, San Mateo, California

04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio.

Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. As of

December 31, 2007, Franklin and its affiliates had over $643.7 billion in assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ________________________________________________________________________________________


Edward D. Perks      Mr. Perks is Senior Vice President of Franklin and has managed the Portfolio since

                     April 2006. Since 1994, Mr. Perks has worked as a research analyst and portfolio manager at Franklin. He joined Franklin in 1992.

Charles B. Johnson   Mr. Johnson has managed the Portfolio since April 2006. Since 2003, Mr. Johnson has served as Chairman of the Board of Franklin as well as Director of various Franklin

                     Templeton Funds. From 1969 to December 2003, Mr. Johnson served as the CEO of

                     Franklin. He joined Franklin in 1957.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       25


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING FRANKLIN MUTUAL SHARES PORTFOLIO

SUB-ADVISER

Franklin Mutual Advisers, LLC ("Franklin Mutual")

INVESTMENT OBJECTIVE

Capital appreciation. Its secondary goal is income. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expected to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the Portfolio invests primarily in:

o  UNDERVALUED SECURITIES. Securities trading at a discount to their intrinsic value.

And, to a lesser extent, the Portfolio also invests in:

o  RISK ARBITRAGE SECURITIES. Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations,

   spinoffs, or tender or exchange offers or securities that the Sub-Adviser believes are cheap relative to an economically similar security of another or the same company.

o  DISTRESSED COMPANIES. Securities of companies that are, or are about to be,

   involved in reorganizations, financial restructurings, or bankruptcy.

Common and preferred stocks, and securities convertible into common stocks, are examples of equity securities.


In pursuit of its value-oriented strategy, the Portfolio is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Portfolio invests predominantly (up to 100% of its assets) in companies with market capitalization greater than $5 billion. The

Portfolio also may invest a portion of its assets in small capitalization companies.


While the Portfolio generally purchases securities for investment purposes, the

Sub-Adviser may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Portfolio may benefit.


The Portfolio expects to invest significantly (up to 35% of its assets) in foreign securities. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.


The Portfolio may, from time to time, attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts

(hedging instruments), when, in the Sub-Adviser's opinion, it would be advantageous to the Portfolio to do so.

The Portfolio may also engage from time to time in an "arbitrage" strategy.

When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally buys the security that the Sub-Adviser believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the

Portfolio attempts to profit from a perceived relationship between the values of the two securities. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger,

acquisition or tender offer, or other corporate action or event.

The Portfolio's investments in Distressed Companies typically involve the purchase of bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of, or trade claims against, such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company's direct indebtedness, the Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the

Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Portfolio generally makes such investments to achieve capital appreciation, rather than to seek income.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


                                       26


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PORTFOLIO SELECTION

The Sub-Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Sub-Adviser focuses on the market price of a company's securities relative to the Sub-Adviser's own evaluation of the company's asset value, book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness,

including loan participations, are generally selected based on the

Sub-Adviser's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The Sub-Adviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

TEMPORARY INVESTMENTS

The Sub-Adviser may keep a portion, which may be significant at times, of the

Portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Portfolio's investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the

Sub-Adviser believes market or economic conditions are unusual or unfavorable for investors, it may invest all or substantially all of the Portfolio's assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents. In these circumstances, the Portfolio may be unable to pursue its investment goal.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                             Investment Models Risk

                                 Liquidity Risk


                                  Manager Risk


                           Market Capitalization Risk

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                            Portfolio Turnover Risk

            Risk Arbitrage Securities and Distressed Companies Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                              Sovereign Debt Risk

                             Value Investing Risk

                                       27


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

Since the Portfolio did not have a full calendar year of performance as of

December 31, 2007, there is no performance information included in this

Prospectus. However, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed

Mutual Funds."

MORE ON THE SUB-ADVISER


The Adviser has engaged Franklin Mutual, 101 John F. Kennedy Parkway, Short

Hills, NJ 07078 to serve as Sub-Adviser to the Portfolio. Franklin Mutual is an indirect wholly-owned subsidiary of Franklin Resources, Inc. As of December 31,

2007, Franklin and its affiliates had over $643.7 billion in assets under management. The Portfolio is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                     POSITION AND RECENT BUSINESS EXPERIENCE

________________________ ________________________________________________________________________________________


Peter Langerman          Peter Langerman is President, Chief Executive Officer of Franklin Mutual. Mr.

                         Langerman rejoined Franklin Templeton Investments in 2005. He has been a co-portfolio manager of the Portfolio since April 2007. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of the Division of

                         Investment of New Jersey's Department of the Treasury, overseeing employee pension funds. Between 1986 and 1996, Mr. Langerman was employed at Heine Securities

                         Corporation.

F. David Segal, CFA      David Segal has been a co-manager of the Portfolio since April 2007. Prior to joining

                         Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance

                         Group of Metlife for the period 1999-2002.

Deborah A. Turner, CFA   Deborah Turner has been the assistant portfolio manager of the Portfolio since April

                         2007. She has been with Franklin Templeton Investments since 1996. Between 1993-1996,

                         Ms. Turner was employed at Heine Securities Corporation.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       28


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO

SUB-ADVISER

Lord, Abbett & Co. LLC ("Lord Abbett")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective. The

Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the

Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the

Russell 1000(Reg. TM) Index. As of December 31, 2007, the market capitalization range of the Russell 1000(Reg. TM) Index was $479 million to $527.7 billion.

This range may vary daily.


Equity securities in which the Portfolio may invest include common stocks,

preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are

"seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.

The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts ("ADRs") and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk


                        Other Investment Companies Risk


                            Securities Lending Risk

                             Value Investing Risk

                                       29


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2001-2003) and

Class I shares' (2004-2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001      2002     2003     2004     2005    2006     2007

                     -4.27     -22.98   31.25    10.26    5.73    17.92    4.35


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:   2nd Quarter   2003:     19.58%

Worst:  3rd Quarter   2002:    (21.18)%


                                       30


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

1000(Reg. TM) Value Index. The Russell 1000(Reg. TM) Value Index is an

unmanaged index that measures the performance of those Russell 1000(Reg. TM)

companies with lower price-to-book ratios and lower forecasted growth values.

The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                             AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                          (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                         1 YEAR           5 YEAR              10 YEARS

                                                    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


CLASS I RETURN .......................   4.35%        11.68%(1)          N/A

Russell 1000(Reg. TM) Value Index ....  (0.17)%       13.58%(3)          N/A

CLASS S RETURN .......................   4.15%        13.25%               5.84%(1)

Russell 1000(Reg. TM) Value Index ....  (0.17)%       14.63%               7.29%(3)




(1)   Class I shares commenced operations on June 24, 2003. Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   Lord, Abbett & Co., LLC has managed the Portfolio since December 1, 2005.

      Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers

      Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

(3)   The index return for Class I shares is for the period beginning July 1,

      2003. The index return for Class S shares is for the period beginning

      February 1, 2000.

MORE ON THE SUB-ADVISER


Lord Abbett has served as Sub-Adviser to the Portfolio since December 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey

07302. As of December 31, 2007, Lord Abbett managed $110 billion in assets.

The following individual is responsible for the day-to-day management of the

Portfolio:






NAME              POSITION AND RECENT BUSINESS EXPERIENCE

_________________ ___________________________________________________________________________________


Eli M. Salzmann   Mr. Salzmann, Partner of Lord Abbett and Director of Equity Investments - Large

                  Cap Value, joined Lord Abbett in 1997 and has managed the Portfolio since December

                  2005.





The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.


                                       31


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


SUB-ADVISER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established U.S. companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options, in keeping with the

Portfolio's investment objective. The Portfolio may invest up to 25% of its net assets in foreign equity securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund & T. Rowe Price Government Reserve

Investment Fund, internally managed money market funds of T. Rowe Price.

The Portfolio's common stocks generally fall into one of two categories:

o  the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets,

  earnings, or other factors; and

o  the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short-term but not necessarily over the long-term.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures,

such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The

Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the

Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the

Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.

Futures and options may be bought or sold for any number of reasons, including:

to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

Investments in futures and options are subject to additional volatility and potential losses.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company or for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Sub-Adviser may invest up to 15% of the

Portfolio's assets in debt securities that are rated below investment-grade or,

if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional

Information.


                                       32


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

(1)   shares of the T. Rowe Price Reserve Investment Fund, and T. Rowe Price

       Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price;

(2)   U.S. government obligations;

(3)   negotiable certificates of deposit, bankers' acceptances and fixed-time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

(4)   commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

(5)   repurchase agreements.

The Portfolio may borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Asset Allocation Risk

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                 Income Risk

                               Interest Rate Risk

                                Leveraging Risk


                                  Manager Risk

                            Market and Company Risk


                                 Maturity Risk

                        Other Investment Companies Risk

                    Restricted and Illiquid Securities Risk

                            Securities Lending Risk

                            Special Situations Risk

                U.S. Government Securities and Obligations Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       33


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2003) and

Class I shares' (2004-2007) performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999    2000     2001    2002    2003     2004     2005    2006     2007

5.89   6.92    21.97    9.92    0.48    25.23    16.93    8.03    14.91    4.69


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:    2nd Quarter   2003:    12.52%

Worst:   3rd Quarter   2002:    (7.52)%


                                       34


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to those of two broad measures of market performance - the Standard

& Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index and the

Lehman Brothers(Reg. TM) U.S. Government/Credit Bond Index and a composite index - consisting of 60% S&P 500(Reg. TM) Index and 40% Lehman Brothers(Reg.

TM) U.S. Government/Credit Bond ("60% S&P 500/40% Lehman") Index. The S&P

500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The Lehman Brothers(Reg. TM) U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities,

corporate investment grade bonds and mortgage-backed securities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing.

It is not possible to invest directly in the indices.






                                   AVERAGE ANNUAL TOTAL RETURNS(1)

                              (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                         1 YEAR          5 YEARS          10 YEARS

                                                                    (OR LIFE OF CLASS)


CLASS I RETURN .......................................  4.69%         14.12%(1)             N/A

S&P 500(Reg. TM) Index ...............................  5.49%          9.30%(2)             N/A

Lehman Brothers(Reg. TM) U.S. Government/Credit Bond    7.23%          4.16%(2)             N/A

  Index

60% S&P 500/40% Lehman Index .........................  6.33%          9.30%(2)             N/A

CLASS S RETURN .......................................  4.39%         13.48%             11.12%

S&P 500(Reg. TM) Index ...............................  5.49%         12.83%              5.91%

Lehman Brothers(Reg. TM) U.S. Government/Credit Bond    7.23%          4.44%              6.01%

  Index

60% S&P 500/40% Lehman Index .........................  6.33%          9.53%              6.29%




(1)   Class I shares commenced operations on May 2, 2003. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   The index returns for Class I shares are for the period beginning May 1,

      2003.

MORE ON THE SUB-ADVISER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East

Pratt Street, Baltimore, Maryland 21202. As of December 31, 2007, the firm and its affiliates managed over $400 billion in assets.


The following individual is responsible for the day-to-day management of the

Portfolio.





NAME                   POSITION AND RECENT BUSINESS EXPERIENCE

______________________ _______________________________________________________________________________________


David R. Giroux, CFA   Mr. Giroux, a Vice President of T. Rowe Price, joined T. Rowe Price in 1998, and serves as a Portfolio Manager in the Equity Division. Mr. Giroux became Co-Chairman of the Portfolio's Advisory Committee for the Capital Appreciation Portfolio effective

                       July 2006. He became the sole Chairman of the Committee for the Portfolio effective

                       July 2007. He is co-manager of the U.S. Concentrated Large-Cap Value and Manager of the Capital Appreciation strategies and T. Rowe Price Capital Appreciation Fund in addition to portfolio management responsibilities in the firm's U.S. Structured

                       Research Strategy. He is co-executive chairman and also serves on the Investment

                       Advisory Committee for a number of the firm's U.S. Large-Cap Value Strategies. He has earned accreditation as a Chartered Financial Analyst.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       35


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

SUB-ADVISER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital. The

Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.


The Sub-Adviser typically employs a "value" approach in selecting investments.

The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:

o  an established operating history;

o  above-average dividend yield relative to the Standard & Poor's 500(Reg. TM)

   Composite Stock Price ("S&P 500(Reg. TM)") Index;

o  low price/earnings ratio relative to the S&P 500(Reg. TM) Index;

o  a sound balance sheet and other positive financial characteristics; and

o  low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities,

warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government

Reserve Investment Fund, internally managed money market funds of T. Rowe

Price.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk


                                  Manager Risk


                                       36


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Market and Company Risk

                        Other Investment Companies Risk

                            Securities Lending Risk

                            Special Situations Risk

                              Value Investing Risk


The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the

Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2003) and

Class I shares' (2004-2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999     2000     2001     2002     2003     2004    2005    2006    2007

8.26    -0.72   12.93    1.36     -13.19   25.16    15.11   4.12    19.42   3.34


BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:    2nd Quarter   2003:     16.79%

Worst:   3rd Quarter   2002:    (17.45)%


                                       37


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Standard &

Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P

500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                  AVERAGE ANNUAL TOTAL RETURNS(1)(2)

              (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                            1 YEAR          5 YEARS         10 YEARS

                                       (OR LIFE OF CLASS)

CLASS I RETURN ............  3.34%         13.67%(1)             N/A

S&P 500(Reg. TM) Index ....  5.49%         12.66%(3)             N/A

CLASS S RETURN ............  3.06%         12.89%             6.95%

S&P 500(Reg. TM) Index ....  5.49%         12.83%             5.91%


(1)   Class I shares commenced operations on May 2, 2003. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   T. Rowe Price Associates, Inc. has managed the Portfolio since March 1,

      1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index return for Class I shares is for the period beginning May 1,

      2003.

MORE ON THE SUB-ADVISER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East

Pratt Street, Baltimore, Maryland 21202. As of December 31, 2007, the firm and its affiliates managed over $400 billion in assets.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME           POSITION AND RECENT BUSINESS EXPERIENCE

______________ __________________________________________________________________________________


Brian Rogers   Mr. Rogers is the Committee Chair of the Investment Advisory Committee that has managed the Portfolio since March 1999. He works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been managing investments since joining T. Rowe Price in 1982.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       38


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO

SUB-ADVISER

Templeton Global Advisors Limited ("Templeton Global Advisors")

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration. The

Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities

(which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to

5% of its total assets in options and swap agreements. With derivatives, the

Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a

"bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The

Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk


                          Other Investment Companies


                            Securities Lending Risk

                              Sovereign Debt Risk

                             Value Investing Risk

                                       39


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2006) and

Class I shares' (2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999     2000     2001     2002     2003    2004     2005   2006    2007

29.31   63.30    -14.56   -11.91   -20.18   36.31   10.95    9.88   21.92   2.69


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:    4th Quarter   1999:     47.69%

Worst:   3rd Quarter   2002:    (20.00)%


                                       40


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Morgan

Stanley Capital International World ("MSCI World") Index(SM). The MSCI World

IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New

Zealand and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.



                 AVERAGE ANNUAL TOTAL RETURNS(1)(2)

             (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                         1 YEAR          5 YEARS          10 YEARS

                                    (OR LIFE OF CLASS)

CLASS I RETURN ........  2.69%          8.72%(1)             N/A

MSCI World IndexSM ....  9.04%         11.11%(3)             N/A

CLASS S RETURN ........  2.41%         15.71%             10.16%

MSCI World IndexSM ....  9.04%         16.96%              7.00%


(1)   Class I shares commenced operations on April 28, 2006. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   Templeton Global Advisors Limited has managed the Portfolio since

      December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by

      Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from

      February 1, 2000 through December 2, 2005. Performance prior to February

      1, 2000 is attributable to a different sub-adviser.

(3)   The index return for Class I shares is for the period beginning May 1,

      2006.

MORE ON THE SUB-ADVISER


The Adviser has engaged Templeton Global Advisors, principally located at

Lyford Cay, Nassau, Bahamas, to serve as Sub-Adviser to the Portfolio.

Templeton Global Advisors is an indirect wholly-owned subsidiary of Franklin

Resources, Inc. As of December 31, 2007, Franklin and its affiliates had over

$643.7 billion in assets under management.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                  POSITION AND RECENT BUSINESS EXPERIENCE

_____________________ _____________________________________________________________________________________


Cindy Sweeting, CFA   Ms. Sweeting is president of Templeton Global Advisors Limited. Ms. Sweeting has

                      25 years of experience in the investment industry. She joined Franklin Templeton

                      Investments in Templeton's Nassau office in 1997. Ms. Sweeting has served as the lead portfolio manger of the Portfolio since December 2007.

The following individuals have secondary portfolio management responsibilities:

Tucker Scott, CFA     Mr. Scott is an executive vice president of Templeton Global Advisors Limited. He joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts. Prior to joining Templeton, Mr. Scott worked for

                      Aeltus Investment Management. Mr. Scott has served as portfolio manager of the

                      Portfolio since October 2007.

Lisa F. Myers, CFA    Ms. Myers is Vice President of Templeton Global Advisors. She has been employed by Templeton Global Advisors since 1996 and has held the roles of both a portfolio manager and research analyst. She has served as a portfolio manager of the Portfolio since December 2005.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       41


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, at least 80% of the net assets (plus borrowings for investment purposes) of the Portfolio will be invested in equity securities.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% of its assets in foreign securities, including emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.


Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate,

the value of an investment in the Portfolio will vary based upon the

Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research,

careful security selection and the continual monitoring of the Portfolio's investments.

The Sub-Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Sub-Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Sub-Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may invest up to 10% of its total assets in Real Estate

Investment Trusts ("REITs").

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Currency Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk


                        Other Investment Companies Risk


                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                                       42


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2003-2004) and

Class I shares' (2005-2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003     2004    2005       2006      2007

                                   23.65    7.34    15.45      4.31      21.52


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:   2nd Quarter   2003:    12.14%

Worst:  1st Quarter   2005:    (5.43)%


                                       43


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

1000(Reg. TM) Growth Index. The Russell 1000(Reg. TM) Growth Index measures the performance of the 1000 largest companies in the Russell 3000(Reg. TM) Index with higher price-to-book ratios and higher forecasted growth values. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                             AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                          (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                         1 YEAR          5 YEARS             10 YEARS

                                                   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)


CLASS I RETURN ........................ 21.52%        12.99%(1)          N/A

Russell 1000(Reg. TM) Growth Index .... 11.81%         8.96%(3)          N/A

CLASS S RETURN ........................ 21.29%        14.01%               7.68%(1)

Russell 1000(Reg. TM) Growth Index .... 11.81%        12.11%               6.48%(3)




(1)   Class I shares commenced operations on May 6, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   On April 30, 2007 the Portfolio changed its name from ING Van Kampen

      Equity Growth Portfolio to ING Van Kampen Capital Growth Portfolio.

(3)   The index return for Class I shares is for the period beginning May 1,

      2004. The index return for Class S shares is for the period beginning May

      1, 2002.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of over $589.5 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                POSITION AND RECENT BUSINESS EXPERIENCE

___________________ _________________________________________________________________________________________


Dennis Lynch        Mr. Lynch, Managing Director, joined Van Kampen in 1998 and has 13 years of investment industry experience. Mr. Lynch is the Portfolio's lead portfolio manager. He has managed the Portfolio since June 2004.

David Cohen         Mr. Cohen, Managing Director, joined Van Kampen in 1993 and has 21 years of investment industry experience. Mr. Cohen serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio. He has co-managed the Portfolio since June 2004.

Sam Chainani, CFA   Mr. Chainani, Managing Director, joined Van Kampen in 1996 and has 11 years of investment industry experience. Mr. Chainani serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio. He has co-managed the Portfolio since June 2004.

Alexander Norton    Mr. Norton, Executive Director, joined Van Kampen in 2000 and has over 14 years investment industry experience. Mr. Norton serves as the co-portfolio manager and works collaboratively with the other team members to manage the Portfolio. He has co-managed the Portfolio since October 2005.

Jason Yeung         Mr. Yeung, Executive Director, has been associated with Van Kampen in a research capacity from 2002 to 2007. Mr. Yeung serves as co-portfolio manager and works collaboratively with other team members to manage the Portfolio. He has co-managed the Portfolio since September 2007.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       44


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential.

The Portfolio may invest in securities of companies of any size. The

Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the

Portfolio invests at least 65% of its total assets in securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the

Portfolio may concentrate its holdings in a relatively small number of companies. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the

Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts,

futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Currency Risk

                                Derivatives Risk

                              Diversification Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                                       45


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk


                           Other Investment Companies


                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower.

Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or

Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2003-2006) and

Class I shares' (2007) performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003    2004     2005     2006     2007

                                   26.24   12.67    11.30    21.33    9.91


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:    4th Quarter   2003:    15.51%

Worst:   1st Quarter   2003:    (7.61)%


                                       46


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Morgan

Stanley Capital International World ("MSCI World") IndexSM. The MSCI World

IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.



                      AVERAGE ANNUAL TOTAL RETURNS(1)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                         1 YEAR          5 YEARS             10 YEARS

                                   (OR LIFE OF CLASS)   (OF LIFE OF CLASS)

CLASS I RETURN ........ 9.91%        13.04%(1)          N/A

MSCI World IndexSM .... 9.04%        11.11%(2)          N/A

CLASS S RETURN ........ 9.71%        16.07%               11.79%(1)

MSCI World IndexSM .... 9.04%        16.96%               11.03%(2)


(1)   Class I shares commenced operations on April 28, 2006. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   The index return for Class I shares is for the period beginning May 1,

      2006. The index return for Class S shares is for the period beginning May

      1, 2002.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML")

so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2007, MSIM Inc.,

together with its affiliated asset management companies, managed assets of over

$589.5 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                   POSITION AND RECENT BUSINESS EXPERIENCE

______________________ ____________________________________________________________________________________


Hassan Elmasry, CFA    Mr. Elmasry is the lead portfolio manager for the Global and American Franchise strategies and has managed the Portfolio since 2002. Mr. Elmasry joined Morgan

                       Stanley in 1995 and has 23 years investment experience.

Michael Allison, CFA   Mr. Allison is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since 2005. Mr. Allison joined Morgan Stanley in 2000 and has 10 years of investment experience.

Paras Dodhia           Mr. Dodhia is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since 2002. Mr. Dodhia joined Morgan Stanley in 2002 and has 8 years of investment experience.

Jayson Vowles          Mr. Vowles is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since 2003. Mr. Vowles joined Morgan Stanley in 2003 and has 6 years of investment experience.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       47


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Sub-Adviser seeks to achieve the

Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's Rating Corporation or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the

Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk


                           Other Investment Companies


                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                                       48


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and the table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period.

The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2006) and

Class I shares' (2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999     2000     2001      2002     2003    2004    2005    2006   2007

14.13   15.88    -2.11    -11.95    -14.75   27.87   14.12   10.07   15.99  2.87


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:    4th Quarter   1998:     17.30%

Worst:   3rd Quarter   2002:    (17.94)%


                                       49


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Russell

1000(Reg. TM) Value Index. The Russell 1000(Reg. TM) Value Index is an

unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                         AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                      (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                          1 YEAR           5 YEARS         10 YEARS

                                                     (OR LIFE OF CLASS)


CLASS I RETURN .......................    2.87%          7.59%(1)             N/A

Russell 1000(Reg. TM) Value Index ....   (0.17)%         7.23%(3)             N/A

CLASS S RETURN .......................    2.59%         13.82%             6.38%

Russell 1000(Reg. TM) Value Index ....   (0.17)%        14.63%             7.68%




(1)   Class I shares commenced operations on April 28, 2006. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different sub-adviser.

(3)   The index return for Class I shares is for the period beginning May 1,

      2006.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of over $589.5 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                     POSITION AND RECENT BUSINESS EXPERIENCE

________________________ _____________________________________________________________________________________


James A. Gilligan, CFA   Mr. Gilligan, Managing Director, joined Van Kampen in 1985 and is a member of the

                         Equity Income Team. Mr. Gilligan is the lead portfolio manager and is responsible for the execution of the overall strategy of the Portfolio. Mr. Gilligan has managed the Portfolio since 2002.

James O. Roeder, CFA     Mr. Roeder, Executive Director, joined Van Kampen in 1999 and is a member of the

                         Equity Income Team. Mr. Roeder has managed the Portfolio since 2002.

Thomas Bastian, CFA      Mr. Bastian, Managing Director and a member of the Equity Income Team, joined

                         Van Kampen in 2003. Mr. Bastian is the co-lead portfolio manager and has managed the Portfolio since 2003. From 2001 to 2003, Mr. Bastian was a portfolio manager at

                         Eagle Asset Management.

Mark Laskin              Mr. Laskin, Executive Director and a member of the Equity Income Team, joined

                         Van Kampen in 2000 in an investment management capacity. He began managing the Portfolio in 2007.

Sergio Marcheli          Mr. Marcheli, Executive Director and portfolio manager for the Separately Managed

                         Account Strategies, has managed the Portfolio since 2003. From 1995 to 2002, Mr.

                         Marcheli was associated with Van Kampen in a research capacity.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       50


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of

Securities Dealers Automated Quotation ("NASDAQ") System. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser selects securities generally for long-term investment with an emphasis on a value-driven approach to bottom-up stock selection with a top-down asset allocation overlay. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States,

if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the

United States or if it is organized or has a principal office in the United

States; and (2) a company is considered to be in the real estate industry if it: (a) derives at least 50% of its revenues or profits from the ownership,

construction, management, financing or sale of residential, commercial or industrial real estate; or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above industries.


The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

o  equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

o  financial institutions which issue or service mortgages, not to exceed 25%

   of total assets;

o  securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;


o  high-yield debt securities and convertible bonds, not to exceed 20% of total assets;


o  mortgage- and asset-backed securities; and

o  covered options on securities and stock indices.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Asset Allocation Risk

                          Asset-Backed Securities Risk

                                       51


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                              Diversification Risk

                             Equity Securities Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                          Industry Concentration Risk


                                  Manager Risk


                            Market and Company Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                       Real Estate Investment Trusts Risk

                                  Sector Risk

                            Securities Lending Risk

                                Value Investing

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2003) and

Class I shares' (2004-2007) performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998     1999    2000    2001   2002    2003    2004    2005     2006    2007

-13.45   -3.81   30.99   8.14   0.20    37.73   38.13   17.11    37.95   -17.52


                                       52


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:    4th Quarter   2004:     17.87%

Worst:   4th Quarter   2007:    (14.60)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' and Class S shares'

performance to that of a broad measure of market performance - the Dow Jones

Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate

Securities Index consists of REITs and real estate operating companies. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                                  AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                               (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                        1 YEAR            5 YEARS          10 YEARS

                                                                    (OR LIFE OF CLASS)


CLASS I RETURN .....................................  (17.52)%          19.65%(1)             N/A

Dow Jones Wilshire Real Estate Securities Index ....  (17.58)%          17.68%(3)             N/A

CLASS S RETURN .....................................  (17.74)%          20.18%             11.47%

Dow Jones Wilshire Real Estate Securities Index ....  (17.58)%          18.62%             14.45%




(1)   Class I shares commenced operations on May 19, 2003. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.

      Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)   On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio.

      Performance prior to December 17, 2001 is attributable to a different sub-adviser.

(3)   The index return for Class I shares is for the period beginning June 1,

      2003.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of over $589.5 billion.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ___________________________________________________________________________________


Theodore R. Bigman   Mr. Bigman, Managing Director, joined Van Kampen in 1995 and has 20 years of investment experience. He is Head of Global Real Estate, responsible for Morgan

                     Stanley Investment Management's real estate securities investment management business. Mr. Bigman is the Portfolio's lead portfolio manager and has managed the

                     Portfolio since 2001.



Mr. Bigman is supported by a team of five research analysts. Together, Mr.

Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.


                                       53


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO


SUB-ADVISER

Wells Capital Management, Inc. ("Wells Capital Management")

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The

Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index at the time of purchase. The range of the Russell 2500TM Index was $27 million to

$20.6 billion, as of December 31, 2007. The market capitalization of companies in the index changes with market conditions and the composition of the index.

The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk


                           Other Investment Companies


                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       54


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class I shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006    2007

                                                        19.93   -3.42


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:    1st Quarter   2006:    13.77%

Worst:   4th Quarter   2007:    (5.09)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to those of two broad measures of market performance - the Russell 2000(Reg. TM) Value

Index and the Russell 2000(Reg. TM) Index. The Russell 2000(Reg. TM) Value

Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell

3000(Reg. TM) Index. The Russell 2000(Reg. TM) Value Index is intended to be the comparative index for the Portfolio. The Russell 2000(Reg. TM) Value Index

is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR           5 YEARS         10 YEARS

                                                      (OR LIFE OF CLASS)


CLASS I RETURN .........................  (3.42)%          5.90%(1)              N/A

Russell 2000(Reg. TM) Value Index ......  (9.78)%          4.93%(2)              N/A

Russell 2000(Reg. TM) Index ............  (1.57)%          7.38%(2)              N/A




(1)   Class I shares commenced operations on November 30, 2005.

(2)   The index returns are for the period beginning December 1, 2005.

                                       55


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

Wells Capital Management, an indirect, wholly-owned subsidiary of Wells Fargo &

Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations,

endowments, trust companies and high net worth individuals.


The principal address of Wells Capital Management is 525 Market Street, 10th

Floor, San Francisco, CA 94105. As of December 31, 2007, Wells Capital

Management had over $219.9 billion in total assets under management.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                        POSITION AND RECENT BUSINESS EXPERIENCE

___________________________ _____________________________________________________________________________________


Robert J. Costomiris, CFA   Mr. Costomiris has managed the Portfolio since November 2005. Prior to joining Wells

                            Capital Management in 2005, Mr. Costomiris held the same responsibilities at Strong

                            Capital Management, Inc. ("SCM") from 2001 through 2005. Prior to joining SCM,

                            he spent 4 years as the Director of Research at Thomson Horstmann & Bryant in

                            New Jersey and 4 years as a Senior Investment Consultant at Hewitt Associates in

                            Chicago, Illinois. Mr. Costomiris is a member of the CFA Institute and has earned the Chartered Financial Analyst ("CFA") designation.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       56


--------------------------------------------------------------------------------

                          PORTFOLIO FEES AND EXPENSES

--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by the Class I shares of the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2007. Actual expenses paid by the

Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable

Contract or Qualified Plan. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a

Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT).

Not Applicable.

                                 CLASS I SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)





                                           MANAGEMENT  DISTRIBUTION(12B-1)     OTHER

PORTFOLIO                                     FEE              FEE            EXPENSES


ING AllianceBernstein Mid Cap Growth(4)       0.77%              -          0.00%

ING BlackRock Inflation Protected Bond        0.45%              -          0.17%(6)(7)

ING BlackRock Large Cap Growth(4)             0.80%              -          0.00%

ING BlackRock Large Cap Value(4)              0.80%              -          0.00%

ING FMRSM Diversified Mid Cap(4)              0.63%              -          0.00%

ING Franklin Income                           0.65%              -          0.13%(6)

ING Franklin Mutual Shares(4)                 0.78%              -          0.00%

ING Lord Abbett Affiliated(4)                 0.75%              -          0.00%

ING T. Rowe Price Capital Appreciation(4)     0.64%              -          0.00%

ING T. Rowe Price Equity Income(4)            0.64%              -          0.00%

ING Templeton Global Growth(4)                0.90%              -          0.00%

ING Van Kampen Capital Growth(4)              0.65%              -          0.00%

ING Van Kampen Global Franchise(4)            0.96%              -          0.00%

ING Van Kampen Growth and Income(4)           0.64%              -          0.00%

ING Van Kampen Real Estate(4)                 0.64%              -          0.00%

ING Wells Fargo Small Cap Disciplined         0.77%              -          0.15%(6)


                                              ACQUIRED      TOTAL           WAIVERS         NET

                                           FUND FEES AND  OPERATING    REIMBURSEMENTS    OPERATING

PORTFOLIO                                   EXPENSES(2)   EXPENSES   AND RECOUPMENTS(3)  EXPENSES


ING AllianceBernstein Mid Cap Growth(4)      N/A           0.77%               -          0.77%(5)

ING BlackRock Inflation Protected Bond       N/A           0.62%(7)            -          0.62%

ING BlackRock Large Cap Growth(4)            N/A           0.80%           (0.14)%        0.66%

ING BlackRock Large Cap Value(4)             N/A           0.80%           (0.06)%(8)     0.74%

ING FMRSM Diversified Mid Cap(4)               0.00%(9)    0.63%               -          0.63%

ING Franklin Income                          N/A           0.78%           (0.04)%        0.74%

ING Franklin Mutual Shares(4)                N/A           0.78%               -          0.78%

ING Lord Abbett Affiliated(4)                N/A           0.75%               -          0.75%(5)

ING T. Rowe Price Capital Appreciation(4)    N/A           0.64%               -          0.64%

ING T. Rowe Price Equity Income(4)           N/A           0.64%               -          0.64%

ING Templeton Global Growth(4)               N/A           0.90%               -          0.90%

ING Van Kampen Capital Growth(4)             N/A           0.65%           (0.02)%(8)     0.63%

ING Van Kampen Global Franchise(4)           N/A           0.96%               -          0.96%

ING Van Kampen Growth and Income(4)            0.00%(9)    0.64%               -          0.64%

ING Van Kampen Real Estate(4)                N/A           0.64%               -          0.64%

ING Wells Fargo Small Cap Disciplined        N/A           0.92%           (0.05)%        0.87%





(1)   This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. For all Portfolios, estimated operating expenses are based on each

      Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which DSL as investment adviser to each

      Portfolio, has agreed for each Portfolio for the current fiscal year.



(2)   The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolios directly. These fees and expenses include each Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Operating Expenses.



(3)   DSL has entered into written expense limitation agreements with certain

      Portfolios, under which it will limit expenses of these Portfolios,

      excluding interest, taxes, brokerage, extraordinary expenses and Acquired

      Fund Fees and Expenses, if applicable, subject to possible recoupment by

      DSL within three years. The amount of these Portfolios' expenses waived,

      reimbursed or recouped during the last fiscal year is shown under the heading Waivers, Reimbursements, and Recoupments. The expense limitation agreements will continue through at least May 1, 2009. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the Management Agreement. In addition, the expense limitation agreements may be terminated by the

      Trust upon at least 90 days' written notice to the applicable Portfolio's

      Adviser, DSL. Pursuant to a side agreement effective April 30, 2007, DSL has effected an expense limit for ING BlackRock Large Cap Growth

      Portfolio through May 1, 2009. There is no guarantee that this side agreement will continue after that date. This side agreement


                                       57


--------------------------------------------------------------------------------

                    PORTFOLIO FEES AND EXPENSES (continued)

--------------------------------------------------------------------------------


  will only renew if DSL elects to renew it. For more information regarding the expense limitation agreements or side agreements for these Portfolios,

  please see the Statement of Additional Information.



(4)   The Management Agreement between the Trust and its Adviser, DSL, provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING BlackRock

      Inflation Protected Bond, ING Franklin Income and ING Wells Fargo Small

      Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting,

      auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the

      Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance

      coverage, any taxes paid by the Portfolios, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The

      Portfolios would also bear any extraordinary expenses.



(5)   A portion of the brokerage commissions that ING Alliance Bernstein Mid

      Cap Growth and ING Lord Abbett Affiliated Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the total

      Net Operating Expenses for each Portfolio for the year ended December 31,

      2007 would have been 0.75% and 0.74%, respectively. This arrangement may be discontinued at any time.



(6)   Pursuant to its administration agreement with the Trust, ING Funds

      Services, LLC receives an annual administration fee equal to 0.10% of ING

      BlackRock Inflation Protected Bond, ING Franklin Income and ING Wells

      Fargo Small Cap Disciplined Portfolios' average daily net assets, which is reflected in Other Expenses.



(7)   Includes 0.01% of non-recurring offering expenses for ING BlackRock

      Inflation Protected Bond Portfolio. Excluding this amount, Total

      Operating Expenses would have been 0.61%.

(8)   DSL has contractually agreed to waive a portion of the advisory fee for

      ING BlackRock Large Cap Value and ING Van Kampen Capital Growth

      Portfolios. Based upon average net assets as of December 31, 2007, the advisory fee waiver for these Portfolios would equal (0.06)% and (0.02)%,

      respectively. This advisory fee waiver will continue through at least May

      1, 2009. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSL elects to renew it.

(9)   Amount represents less than 0.01% and is included in Other Expenses.


                                       58


--------------------------------------------------------------------------------

                    PORTFOLIO FEES AND EXPENSES (continued)

--------------------------------------------------------------------------------


EXAMPLES. The Examples are intended to help you compare the cost of investing in Class I shares of the Portfolios with the cost of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be,

imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary. The Examples assume that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Class I shares'

operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



PORTFOLIO                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS

ING AllianceBerstein Mid Cap Growth         $79     $246     $428    $  954

ING BlackRock Inflation Protected Bond      $63     $196     $341    $  763

ING BlackRock Large Cap Growth(1)           $67     $241     $430    $  977

ING BlackRock Large Cap Value(1)            $76     $249     $438    $  984

ING FMRSM Diversified Mid Cap               $64     $202     $351    $  786

ING Franklin Income(1)                      $76     $245     $429    $  962

ING Franklin Mutual Shares                  $80     $249     $433    $  966

ING Lord Abbett Affiliated                  $77     $240     $417    $  930

ING T. Rowe Price Capital Appreciation      $65     $205     $357    $  798

ING T. Rowe Price Equity Income             $65     $205     $357    $  798

ING Templeton Global Growth                 $92     $287     $498    $1,108

ING Van Kampen Capital Growth(1)            $64     $206     $360    $  809

ING Van Kampen Global Franchise             $98     $306     $531    $1,178

ING Van Kampen Growth and Income            $65     $205     $357    $  798

ING Van Kampen Real Estate                  $65     $205     $357    $  798

ING Wells Fargo Small Cap Disciplined(1)    $89     $288     $504    $1,127


(1)   The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

                                       59


--------------------------------------------------------------------------------

                           SUMMARY OF PRINCIPAL RISKS

--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT

PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT

ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S

INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL

RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTION OF THE PORTFOLIOS"

SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL

PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF

INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ASSET ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


ASSET-BACKED SECURITIES RISK. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates.

During such periods, reinvestment of the prepayment proceeds by a Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. A

Portfolio's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.


BORROWING RISK. The Portfolio may borrow for temporary emergency purposes,

including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call,"

or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT DERIVATIVES RISK. Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A

Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the

Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the

U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

                                       60


--------------------------------------------------------------------------------

                    SUMMARY OF PRINCIPAL RISKS (continued)

--------------------------------------------------------------------------------


Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in depositary receipts,

including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts,

to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index.

Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio.

Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940

Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a

Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have,

negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to:

price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities.

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities

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will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S.

investments for many reasons, including changes in currency exchange rates;

unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries;

foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying,

selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global

Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities

(commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.

These less liquid securities could include securities of small- and mid-sized

U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


INCOME RISK. A Portfolio's income may fall due to falling interest rates.

Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by industry.

INFLATION-INDEX BONDS RISK. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect

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to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates.

When interest rates are rising, the prices of debt securities tend to fall.

When interest rates are falling, the prices of debt securities tend to rise.

Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism,

or other factors.

INVESTMENT BY FUNDS-OF-FUNDS RISK. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a

Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The

Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

LEVERAGING RISK. Some transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition.

Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a

Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the

Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

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Many sub-advisers of equity Portfolios employ styles that are characterized as

"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.

For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some

Portfolios that are characterized as growth or value can have greater volatility than other Portfolios managed by other managers in a growth or value style.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small-

and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger,

fully-valued companies. Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result,

stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions.

For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time.

Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely,

fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines,

more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a

Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline,

borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

OTHER INVESTMENT COMPANIES RISK. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and

Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's

Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial

Average Tracking Stocks

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("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers"

(which are tied to large decreases in stock prices) halts trading generally.

Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the

OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of a Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of a Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.

Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

REAL ESTATE INVESTMENT TRUSTS ("REITS") RISK. Investing in REITs may subject a

Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type.

These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

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

RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES RISK. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that a Portfolio's sub-adviser believes are cheap relative to an economically equivalent security of the same or another company.

Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.


A merger, tender or exchange offer, or other corporate restructuring proposed at the time a Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

SECTOR RISK. A sector is a group of selected industries, such as technology. A

Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector,

volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S.

government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.


SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies.

Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, a Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves,

political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International

Monetary Fund or other multilateral agencies. If a government entity defaults,

it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company.

Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage

Association. Other U.S. government securities are not direct obligations of the

U.S. Treasury, but

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rather are backed by the ability to borrow directly from the U.S. Treasury.

Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S.

government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.


WHEN ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. A

Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. A Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security a Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.


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                ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES

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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under the

Portfolio's principal investment strategies, is diversified, as defined in the

1940 Act. A diversified portfolio may not, as to 75% of its total assets,

invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio is non-fundamental. Investment policies are fundamental if so designated in this Prospectus or in the

Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the

Portfolio's name. For more information about these policies, please consult the

SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at

http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names,

investment objectives and principal investment strategies as those of the

Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern.

Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the

Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalent, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES


In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the

Portfolios (except for ING BlackRock Inflation Protected Bond, , ING Franklin

Income and ING Wells Fargo Small Cap Disciplined Portfolios). DSL procures and pays for the services and information necessary to the proper conduct of the

Portfolios' business, including custodial, administrative, transfer agency,

portfolio accounting, dividend disbursing, auditing and ordinary legal services. For these Portfolios, DSL also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these

Portfolios for compliance with applicable legal requirements and monitors the

Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets),

taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers

Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.


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          ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES (continued)

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

The Trust pays a management fee to DSL for its services. Out of this management fee, DSL in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSL, out of its management fee,

pays many of the ordinary expenses for each Portfolio (except for ING Franklin

Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds

Services, LLC ("ING Funds Services"), an affiliate of the Adviser, under which

ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds

Services on behalf of ING Franklin Income and ING Wells Fargo Small Cap

Disciplined Portfolios. The administrative services performed by ING Funds

Services on behalf of DSL and ING Franklin Income and ING Wells Fargo Small Cap

Disciplined Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the

Portfolios for compliance with applicable legal requirements and monitors the

Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the

principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed

Services, Inc. ("DSI"), the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory

Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public

Disclosure Hotline at 800-289-9999.

HOW ING COMPENSATES ENTITIES OFFERING ITS PORTFOLIOS AS INVESTMENT OPTIONS IN

THEIR INVESTMENT PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Adviser or

Distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable

Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING

Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra

Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser has entered into similar agreements with affiliated insurers,

including, but not limited to: ING Life Insurance and Annuity Company;

ReliaStar Life Insurance Company; ReliaStar Company of New York; Security Life

of Denver; ING USA Annuity and Life Insurance Company and ING Life Insurance

Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a

Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more


                                       69

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          ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES (continued)

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revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable

Contracts and for services provided to Variable Contract owners. Neither the

Portfolios, nor the Adviser or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS


Each Portfolio is available to serve as an investment option offered through

Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as

amended and the underlying U.S. Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to

Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified

Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the

Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent.

In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE")

(normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The

Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified

Plans, other investment companies or other permitted investors. Certain

Portfolios may not be available as investment options in your Variable

Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account,

investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.


Each Portfolio's shares may be purchased by other investment companies,

including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management.

For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and


                                       70

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          ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES (continued)

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

Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios'

administrator has agreements which require such intermediaries to provide detailed account information including trading history, upon request of the

Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent,

short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a

Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each

Adviser or a Sub-Adviser to invest assets in an orderly, long-term manner.

Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios'

performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a

Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV,

investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing"

presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage,

stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a

Portfolio's shareholders.

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          ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES (continued)

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PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI.

Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios'

website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

                                       72

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                                NET ASSET VALUE

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The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days.

The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the

Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest,

approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the

Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

o  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

o  Securities of an issuer that has entered into a restructuring;

o  Securities whose trading has been halted or suspended;

o  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

o  Securities that are restricted as to transfer or resale.


The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The

Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the

Portfolio determines its NAV per share.


When an insurance company or Qualified Plan is buying shares of the Portfolios,

it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

                                       73

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                          MANAGEMENT OF THE PORTFOLIOS

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ADVISER

DSL, a Delaware limited liability company, serves as the adviser to the

Portfolios. DSL has overall responsibility for the management of the

Portfolios. DSL oversees all investment advisory and portfolio management services for the Portfolios.

On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer.

As a result of this reorganization, DSI's advisory contracts were assumed by

DSL.


DSL is registered with the SEC as an investment adviser and DSL is registered with the FINRA as a broker-dealer. DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed approximately $47.4 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody

Drive, West Chester, PA 19380.

DSL has engaged one or more sub-advisers to provide day-to-day management of each Portfolio's portfolio. Some of these sub-advisers are affiliates of DSL,

and some are independent.

DSL acts as a "manager-of-managers" for the Portfolios. DSL delegates to the sub-adviser of the Portfolios the responsibility for investment management,

subject to DSL's oversight. DSL is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Board of the

Trust. It is not expected the DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Trust and DSL received exemptive relief from the SEC permitting DSL, with the approval of the Board, to appoint additional non-affiliated sub-advisers or replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the shareholders. A Portfolio will notify shareholders of any change in the identity of a sub-adviser of a Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the

Portfolio and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either DSL or the Board of the Trust. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the

Portfolios.


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                    MANAGEMENT OF THE PORTFOLIOS (continued)

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ADVISORY FEES

DSL receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more

Portfolios).

The following table shows the aggregate annual advisory fee paid by each

Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:


                                                       ADVISORY FEES

PORTFOLIO                                  (AS A % OF AVERAGE DAILY NET ASSETS)

ING AllianceBernstein Mid Cap Growth                       0.77%

ING BlackRock Inflation Protected Bond(1)                  0.45%

ING BlackRock Large Cap Growth                             0.80%

ING BlackRock Large Cap Value                              0.80%

ING FMRSM Diversified Mid Cap                              0.63%

ING Franklin Income                                        0.65%

ING Franklin Mutual Shares(1)                              0.78%

ING Lord Abbett Affiliated                                 0.75%

ING T. Rowe Price Capital Appreciation                     0.64%

ING T. Rowe Price Equity Income                            0.64%

ING Templeton Global Growth                                0.90%

ING Van Kampen Capital Growth                              0.65%

ING Van Kampen Global Franchise                            0.96%

ING Van Kampen Growth and Income                           0.64%

ING Van Kampen Real Estate                                 0.64%

ING Wells Fargo Small Cap Disciplined                      0.77%


(1)   Because the Portfolio had not had a full calendar year of operations as of December 31, 2007, the advisory fee for the Portfolio reflects the current contract rate.


For information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' (except for ING Black Rock Inflation Protected Bond and ING Franklin Mutual Shares

Portfolios) annual shareholder report dated December 31, 2007. For information regarding the Board's approval of the investment advisory and investment sub-advisory relationship for ING BlackRock Inflation Protected Bond and ING

Franklin Mutual Shares Portfolios, please refer to the Portfolios' semi-annual shareholder report dated June 30, 2007.


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                            TAXES AND DISTRIBUTIONS

--------------------------------------------------------------------------------

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain.

Each Portfolio also intends to comply with the diversification requirements of

Section 817(h) of the Code and the underlying regulations for Variable

Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

Since the sole shareholders of a Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF

YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS

FOR THE VARIABLE CONTRACT.

                                       76

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                 PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

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

ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Income

Portfolio, ING Franklin Mutual Shares Portfolio, ING Lord Abbett Affiliated

Portfolio, ING Templeton Global Growth Portfolio, ING Wells Fargo Disciplined

Value Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold either directly to the public on a retail basis or through variable products and that are advised or sub-advised by BlackRock Financial Management, Franklin Mutual,

Lord Abbett, Templeton Global Advisors and Wells Capital Management,

respectively.


While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable

Funds would be negatively impacted if the total operating expenses of the

Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each

Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT

REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE

INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD

REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE

STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE

INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE

PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each

Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable

Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable

Funds for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmarks.(1)





                                                                                    10 YEARS

                                                                                   (OR SINCE

                                                         1 YEAR  3 YEARS  5 YEARS   INCEPTION)


BlackRock Inflation Protected Bond Fund Portfolio -

Institutional

Class (BPRIX) ........................................  11.83%   5.30%        -     6.70%(2)

(Comparable to ING BlackRock Inflation Protected Bond

Portfolio)

Lehman Brothers(Reg. TM) Global Real U.S. TIPS Index .  11.64%   4.85%        -     6.02%(3)

Franklin Income Fund - Class A (FKINX ) ..............   5.31%   8.51%    13.42%    8.49%

(Comparable to ING Franklin Income Portfolio)

S&P 500(Reg. TM) Index ...............................   5.49%   8.62%    12.83%    5.91%

Lehman Brothers(Reg. TM) Government/Credit Bond Index    7.23%   4.44%     4.44%    6.01%

Mutual Shares Fund - Class Z (MUTHX) .................   3.30%  10.51%    14.25%    9.26%

(Comparable to ING Franklin Mutual Shares Portfolio)

S&P 500(Reg. TM) Index ...............................   5.49%   8.62%    12.83%    5.91%




                                       77


--------------------------------------------------------------------------------

           PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS (continued)

--------------------------------------------------------------------------------





                                                                                     10 YEARS

                                                                                     (OR SINCE

                                                         1 YEAR   3 YEARS  5 YEARS  INCEPTION)


Lord Abbett Affiliated Fund - Class Y (LAFYX) ........   3.66%     8.00%  13.17%      7.90%(4)

(Comparable to ING Lord Abbett Affiliated Portfolio)

Russell 1000(Reg. TM) Value Index ....................  (0.17)%    9.32%  14.63%      6.86%(5)

Templeton Growth Fund - Class A (TEPLX) ..............   2.19%    10.42%  15.91%      9.44%

(Comparable to ING Templeton Global Growth Portfolio)

MSCI World IndexSM ...................................   9.04%    12.75%  16.96%      7.00%

Wells Fargo Advantage Mid Cap Disciplined Fund -

Class I

(SMCDX) ..............................................  (4.89)%    6.68%  15.66%     14.59%(6)

(Comparable to ING Wells Fargo Disciplined Value

Portfolio)

Russell Midcap(Reg. TM) Value Index ..................  (1.42)%   10.11%  17.92%     10.18%(7)

Wells Fargo Advantage Small Cap Disciplined Fund -

Class I

(SCOVX) ..............................................  (4.79)%    3.86%  18.26%     13.84%(8)

(Comparable to ING Wells Fargo Small Cap Disciplined

Portfolio)

Russell 2000(Reg. TM) Value Index ....................  (9.78)%    5.27%  15.80%      9.48%(9)





(1)   The Lehman Brothers(Reg. TM) Global Real U.S. TIPS Index is an unmanaged market index made up of U.S. Treasury Inflation Linked Indexed securities. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Lehman Brothers(Reg. TM)

      Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate and long-term government and investment grade corporate debt securities having maturities of greater than one year. The Russell 1000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI

      World IndexSM is an unmanaged index that measures the performance of over

      1,400 securities listed on exchanges in the United States, Europe,

      Canada, Australia, New Zealand and the Far East. The Russell Midcap(Reg.

      TM) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(Reg. TM) Index measures the performance of the smallest 800 companies in the Russell 1000(Reg. TM)

      Index. The Russell 2000(Reg. TM) Value Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell

      3000(Reg. TM) Index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower than forecasted growth values.


(2)   Fund commenced operations on June 24, 2004.

(3)   Index return is for the period beginning July 1, 2004.

(4)   Fund commenced operations on March 27, 1998.

(5)   Index return is for period beginning April 1, 1999.


(6)   Portfolio commenced operations on December 31, 1998.

(7)   Index return is for period beginning January 1, 1999.

(8)   Fund commenced operations on March 28, 2002.

(9)   Index return is for period beginning April 1, 2002.


                                       78


--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's Class I shares' financial performance for the past 5 years

(or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. The information has been derived from the Portfolios' financial statements, which have been audited by

KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.


--------------------------------------------------------------------------------

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO





                                                                                CLASS I

                                                               __________________________________________

                                                                       YEAR ENDED              MAY 13,

                                                                      DECEMBER 31,            2005(1) TO

                                                               ___________________________   DECEMBER 31,

                                                                   2007          2006            2005

                                                               ___________  ______________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          17.01         19.06           15.50

Income (loss) from investment operations:

Net investment loss                                     $         (0.09)        (0.04)*         (0.06)*

Net realized and unrealized gain on investments         $           1.94          0.36            3.62

Total from investment operations                        $           1.85          0.32            3.56

Less distributions from:

Net investment income                                   $           0.04            -               -

Net realized gains on investments                       $           1.19          2.37              -

Total distributions                                     $           1.23          2.37              -

Net asset value, end of period                          $          17.63         17.01           19.06

TOTAL RETURN(2)                                         %          11.11          1.98           22.97

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000's)                       $        13,708        119,963          5,122

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           0.77          0.77            0.81

  commission recapture(3)

Net expenses after expense waiver and prior to          %           0.77          0.77            0.79

  brokerage commission recapture(3)

Net expenses after expense waiver and brokerage         %           0.75          0.74            0.79

  commission recapture(3)

Net investment loss after expense waiver and            %         (0.49)        (0.25)          (0.54)

  brokerage commission recapture(3)

Portfolio turnover rate                                 %           113           122             103




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


                                       79


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO


                                                              CLASS I

                                                           _____________

                                                             APRIL 30,

                                                             2007(1) TO

                                                            DECEMBER 31,

                                                                2007

                                                           _____________

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period               $             10.00

Income from investment operations:

Net investment income                              $              0.32*

Net realized and unrealized gain on investments    $              0.34

Total from investment operations                   $              0.66

Less distributions from:

Net investment income                              $              0.36

Total distributions                                $              0.36

Net asset value, end of period                     $             10.30

TOTAL RETURN(2)                                      %            6.82

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                  $           212,036

Ratios to average net assets:

Gross expenses prior to expense waiver(3)            %            0.62

Net expenses after expense waiver(3)(4)              %            0.62

Net investment income after expense waiver(3)(4)     %            4.74

Portfolio turnover rate                              %             217


--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO





                                                                   CLASS I

                                                         ___________________________

                                                           YEAR ENDED    APRIL 28,

                                                          DECEMBER 31,   2006(1) TO

                                                         _____________  DECEMBER 31,

                                                              2007          2006

                                                        _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period               $           11.56        11.97

Income from investment operations:

Net investment income                              $            0.02         0.02

Net realized and unrealized gain on investments    $            0.80         0.39

Total from investment operations                   $            0.82         0.41

Less distributions from:

Net realized gains on investments                  $              -          0.82

Total distributions                                $              -          0.82

Net asset value, end of period                     $           12.38        11.56

TOTAL RETURN(2)                                    %            7.09         3.54

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                  $        264,011        1,464

Ratios to average net assets:

Gross expenses prior to expense waiver(3)          %            0.80         0.80

Net expenses after expense waiver(3)               %            0.66         0.76

Net investment income after expense waiver(3)      %            0.27         0.21

Portfolio turnover rate                            %            195          139




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.

                                       80


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP VALUE PORTFOLIO





                                                                                  CLASS I

                                                          _______________________________________________________

                                                                                                       MAY 18,

                                                                  YEAR ENDED DECEMBER 31,             2004(1) TO

                                                          ________________________________________   DECEMBER 31,

                                                              2007          2006          2005           2004

                                                          ____________  ___________  _____________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period               $          13.94        12.35         11.70           10.75

Income from investment operations:

Net investment income                              $           0.11*        0.12*         0.10            0.05

Net realized and unrealized gain on investments    $           0.55         1.90          0.55            1.46

Total from investment operations                   $           0.66         2.02          0.65            1.51

Less distributions from:

Net investment income                              $           0.08         0.10             -            0.04

Net realized gains on investments                  $           0.44         0.33          0.00**          0.52

Total distributions                                $           0.52         0.43          0.00**          0.56

Net asset value, end of period                     $          14.08        13.94         12.35           11.70

TOTAL RETURN(2)                                    %           4.55        16.65          5.56           14.15

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                  $        114,103       43,567        44,567         47,498

Ratios to average net assets

Gross expenses prior to expense waiver(3)          %           0.80         0.80          0.82            0.80

Net expenses after expense waiver(3)               %           0.74         0.75          0.78            0.80

Net investment income after expense waiver(3)      %           0.77         0.90          0.83            0.76

Portfolio turnover rate                            %            110          103           170             75




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.


--------------------------------------------------------------------------------


ING FMRSM DIVERSIFIED MID CAP PORTFOLIO





                                                                               CLASS I

                                                               ________________________________________

                                                                      YEAR ENDED            AUGUST 15,

                                                                     DECEMBER 31,           2005(1) TO

                                                               _________________________   DECEMBER 31,

                                                                   2007          2006          2005

                                                               ____________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          13.44        13.25         12.48

Income from investment operations:

Net investment income                                   $           0.05*        0.07*         0.02*

Net realized and unrealized gain on investments         $           1.94         1.49          0.75

Total from investment operations                        $           1.99         1.56          0.77

Less distributions from:

Net investment income                                   $           0.04            -             -

Net realized gains on investments                       $           0.06         1.37             -

Total distributions                                     $           0.10         1.37             -

Net asset value, end of period                          $          15.33        13.44         13.25

TOTAL RETURN(2)                                         %          14.81        12.21          6.17

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $        345,200       84,973           214

Ratios to average net assets:

Gross expenses prior to brokerage commission            %           0.63         0.65          0.74

  recapture(3)

Net expenses after brokerage commission recapture(3)    %           0.63         0.65          0.74

Net investment income after brokerage commission        %           0.36         0.50          0.34

  recapture(3)

Portfolio turnover rate                                 %            147          160           186




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


                                       81


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING FRANKLIN INCOME PORTFOLIO





                                                                         CLASS I

                                                               ___________________________

                                                                 YEAR ENDED    APRIL 28,

                                                                DECEMBER 31,   2006(1) TO

                                                               _____________  DECEMBER 31,

                                                                    2007          2006

                                                               _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          11.05        10.00

Income (loss) from investment operations:

Net investment income                                    $           0.67*        0.35*

Net realized and unrealized gain (loss) on investments   $          (0.35)        0.70

Total from investment operations                         $           0.32         1.05

Less distributions from:

Net investment income                                    $           0.12            -

Net realized gains on investments                        $           0.02            -

Total distributions                                      $           0.14            -

Net asset value, end of period                           $          11.23        11.05

TOTAL RETURN(2)                                          %           2.89        10.50

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $        197,597       25,465

Ratio to average net assets:

Gross expenses prior to expense waiver(3)                %           0.78         0.80

Net expenses after expense waiver(3)(4)                  %           0.74         0.74

Net investment income after expense waiver(3)(4)         %           5.90         5.01

Portfolio turnover rate                                  %             30            9




--------------------------------------------------------------------------------

(1)   Commencement of opertions.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING FRANKLIN MUTUAL SHARES PORTFOLIO


                                                              CLASS I

                                                          ______________

                                                             APRIL 30,

                                                            2007(1) TO

                                                           DECEMBER 31,

                                                               2007

                                                          ______________

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period              $             10.00

Income (loss) from investment operations:

Net investment income                             $              0.10*

Net realized and unrealized loss on investments   $             (0.42)

Total from investment operations                  $             (0.32)

Less distributions from:

Net investment income                             $              0.01

Net realized gains on investments                 $              0.00**

Total distributions                               $              0.01

Net asset value, end of period                    $              9.67

TOTAL RETURN(2)                                     %           (3.19)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                 $            175,811

Ratios to average net assets:

Expenses(3)                                         %            0.78

Net investment income(3)                            %            1.48

Portfolio turnover rate                             %              17


--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.

**    Amount is less than $0.005.


                                       82


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO





                                                                                            CLASS I

                                                               __________________________________________________________________

                                                                                   YEAR ENDED                          JUNE 24,

                                                                                  DECEMBER 31,                        2003(1) TO

                                                               ___________________________________________________   DECEMBER 31,

                                                                   2007          2006         2005         2004          2003

                                                               ____________  ___________  ___________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          12.68        11.98        11.50        10.51           9.17

Income from investment operations:

Net investment income                                   $           0.16*        0.19*        0.16*        0.13*          0.04

Net realized and unrealized gain on investments         $           0.40         1.82         0.49         0.95           1.32

Total from investment operations                        $           0.56         2.01         0.65         1.08           1.36

Less distributions from:

Net investment income                                   $           0.25         0.16         0.17         0.09           0.02

Net realized gains on investment                        $           0.31         1.15            -            -             -

Total distributions                                     $           0.56         1.31         0.17         0.09           0.02

Net asset value, end of period                          $          12.68        12.68        11.98        11.50          10.51

TOTAL RETURN(2)                                         %           4.35        17.92         5.73        10.26          14.89

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $        142,519       91,058        1,270        1,286           250

Ratios to average net assets:

Gross expenses prior to brokerage commission            %           0.75         0.75         0.75         0.75           0.75

  recapture(3)

Net expenses after brokerage commission recapture(3)    %           0.74         0.74         0.75         0.75           0.75

Net investment income after brokerage commission        %           1.25         1.56         1.36         1.65           1.44

  recapture(3)

Portfolio turnover rate                                 %            131           48          141           36            40




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO





                                                                                         CLASS I

                                                             _______________________________________________________________

                                                                                                                   MAY 2,

                                                                          YEAR ENDED DECEMBER 31,                2003(1) TO

                                                             _________________________________________________  DECEMBER 31,

                                                                 2007         2006         2005        2004         2003

                                                             ____________ ____________ ___________ ___________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $         26.64        25.17       24.52        21.35        17.61

Income from investment operations:

Net investment income                                  $          0.66*        0.61*       0.43*        0.31         0.20

Net realized and unrealized gain on investments        $          0.70         2.93        1.46         3.30         3.65

Total from investment operations                       $          1.36         3.54        1.89         3.61         3.85

Less distributions from:

Net investment income                                  $          0.56         0.39        0.37         0.28         0.09

Net realized gains on investments                      $          2.70         1.68        0.87         0.16         0.02

Total distributions                                    $          3.26         2.07        1.24         0.44         0.11

Net asset value, end of period                         $         24.74        26.64       25.17        24.52        21.35

TOTAL RETURN(2)                                        %          4.69        14.91        8.03        16.93        21.92

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $       187,709      111,625      76,428      56,649       34,659

Ratios to average net assets:

Gross expenses prior to brokerage commission           %          0.64         0.65        0.65         0.67         0.69

  recapture(3)

Net expenses after brokerage commission recapture(3)   %          0.64         0.64        0.65         0.65         0.68

Net investment income after brokerage commission       %          2.52         2.40        1.75         2.04         2.00

  recapture(3)

Portfolio turnover rate                                %            60           58          23          21           12




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


                                       83


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO





                                                                                            CLASS I

                                                               __________________________________________________________________

                                                                                                                        MAY 2,

                                                                             YEAR ENDED DECEMBER 31,                  2003(1) TO

                                                               ___________________________________________________   DECEMBER 31,

                                                                   2007          2006         2005         2004          2003

                                                               ____________  ___________  ___________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          15.52        13.80        13.76         12.13          9.91

Income from investment operations:

Net investment income                                   $           0.31*        0.26*        0.25*         0.22          0.08

Net realized and unrealized gain on investments         $           0.25         2.31         0.29          1.61          2.19

Total from investment operations                        $           0.56         2.57         0.54          1.83          2.27

Less distributions from:

Net investment income                                   $           0.25         0.23         0.18          0.13          0.04

Net realized gains on investments                       $           0.57         0.62         0.32          0.07          0.01

Total distributions                                     $           0.82         0.85         0.50          0.20          0.05

Net asset value, end of period                          $          15.26        15.52        13.80         13.76         12.13

TOTAL RETURN(2)                                         %           3.34        19.42         4.12         15.11         22.99

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $        135,616       31,382       45,227       10,643         2,762

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           0.64         0.65         0.65          0.67          0.69

  commission recapture(3)

Net expenses after expense waiver and prior to

brokerage commission

recapture(3)                                             %           0.64         0.64         0.65          0.67          0.69

Net expenses after expense waiver and brokerage         %           0.64         0.64         0.65          0.66          0.68

  commission recapture(3)

Net investment income after expense waiver and

brokerage commission

recapture(3)                                             %           2.00         1.84         1.92          1.84          1.99

Portfolio turnover rate                                 %             27           19           18           16            12




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO





                                                                        CLASS I

                                                              ___________________________

                                                                YEAR ENDED    APRIL 28,

                                                               DECEMBER 31,   2006(1) TO

                                                              _____________  DECEMBER 31,

                                                                   2007          2006

                                                              _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          14.47        14.83

Income from investment operations:

Net investment income                                   $           0.12*        0.15*

Net realized and unrealized gain on investments         $           0.30         1.37

Total from investment operations                        $           0.42         1.52

Less distributions from:

Net investment income                                   $           0.18         0.17

Net realized gains on investments                       $           0.33         1.71

Total distributions                                     $           0.51         1.88

Net asset value, end of period                          $          14.38        14.47

TOTAL RETURN(2)                                         %           2.69        12.03

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $         177.447           1

Ratios to average net assets:

Gross expenses prior to brokerage commission            %           0.90         0.93

  recapture(3)

Net expenses after brokerage commission recapture(3)    %           0.90         0.93

Net investment income after brokerage commission        %           0.82         1.58

  recapture(3)

Portfolio turnover rate                                 %             23           20




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


                                       84


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO





                                                                                CLASS I

                                                          ____________________________________________________

                                                                                                     MAY 6,

                                                                 YEAR ENDED DECEMBER 31,           2004(1) TO

                                                          _____________________________________   DECEMBER 31,

                                                              2007         2006         2005          2004

                                                          ___________  ___________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period               $          11.94       11.85         10.32          9.71

Income from investment operations:

Net investment income                              $           0.07        0.00*         0.01          0.04

Net realized and unrealized gain on investments    $           2.46        0.49          1.58          0.62

Total from investment operations                   $           2.53        0.49          1.59          0.66

Less distributions from:

Net investment income                              $             -            -          0.06         0.00*

Net realized gains on investments                  $           0.44        0.40            -          0.05

Total distributions                                $           0.44        0.40          0.06         0.05

Net asset value, end of period                     $          14.03       11.94         11.85        10.32

TOTAL RETURN(2)                                    %          21.52        4.31         15.45         6.80

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                  $        33,695       35,555       42,210        42,752

Ratios to average net assets

Gross expenses prior to expense waiver(3)          %           0.65        0.65          0.68         0.65

Net expenses after expense waiver(3)               %           0.57        0.63          0.66         0.65

Net investment income after expense waiver(3)      %           0.51        0.01          0.08         1.04

Portfolio turnover rate                            %            56           59           84           170




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.

*     Amount is less than $0.005.

--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO





                                                                   CLASS I

                                                         ___________________________

                                                           YEAR ENDED    APRIL 28,

                                                          DECEMBER 31,   2006(1) TO

                                                         _____________  DECEMBER 31,

                                                              2007          2006

                                                         _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period               $          15.90        15.08

Income from investment operations:

Net investment income                              $           0.35         0.11*

Net realized and unrealized gain on investments    $           1.22         1.56

Total from investment operations                   $           1.57         1.67

Less distributions from:

Net Investment Income                              $             -          0.29

Net realized gains on investments                  $           0.49         0.56

Total distributions                                $           0.49         0.85

Net asset value, end of period                     $          16.98        15.90

TOTAL RETURN(2)                                    %           9.91        11.75

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                  $             1             1

Ratios to average net assets:

Expenses(3)                                        %           0.96         0.98

Net investment income(3)                           %           2.12         1.08

Portfolio turnover rate                            %            26            16




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


                                       85


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO





                                                                        CLASS I

                                                              ___________________________

                                                                YEAR ENDED    APRIL 28,

                                                               DECEMBER 31,   2006(1) TO

                                                              _____________  DECEMBER 31,

                                                                   2007          2006

                                                              _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $         28.24         28.61

Income from investment operations:

Net investment income                                   $          0.49*         0.31*

Net realized and unrealized gain on investments         $          0.46          2.19

Total from investment operations                        $          0.95          2.50

Less distributions from:

Net investment income                                   $          0.50          0.40

Net realized gains on investments                       $          1.87          2.47

Total distributions                                     $          2.37          2.87

Net asset value, end of period                          $         26.82         28.24

TOTAL RETURN(2)                                         %          2.87          9.90

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $        13,860        13,217

Ratios to average net assets:

Gross expenses prior to brokerage commission            %          0.64          0.65

  recapture(3)

Net expenses after brokerage commission recapture(3)    %          0.64          0.65

Net investment income after brokerage commission        %          1.72          1.73

  recapture(3)

Portfolio turnover rate                                 %            25            30




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.



--------------------------------------------------------------------------------


ING VAN KAMPEN REAL ESTATE PORTFOLIO





                                                                                          CLASS I

                                                              _______________________________________________________________

                                                                                                                   MAY 19,

                                                                           YEAR ENDED DECEMBER 31,                2003(1) TO

                                                              _________________________________________________  DECEMBER 31,

                                                                  2007         2006         2005        2004         2003

                                                              ____________ ____________ ___________ ___________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                    $          39.06       31.11        27.68       20.48        16.59

Income (loss) from investment operations:

Net investment income                                   $          0.72*        0.65*       0.58+        0.60         0.25

Net realized and unrealized gain (loss) on investments  $         (6.85)       10.55         4.06        7.20         3.81

Total from investment operations                        $         (6.13)       11.20         4.64        7.80         4.06

Less distributions from:

Net investment income                                   $          0.51         0.52         0.35        0.38         0.05

Net realized gains on investments                       $          3.87         2.73         0.86        0.22         0.12

Total distributions                                     $          4.38         3.25         1.21        0.60         0.17

Net asset value, end of period                          $         28.55        39.06        31.11       27.68        20.48

TOTAL RETURN(2)                                         %        (17.52)       37.95        17.11       38.13        24.51

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                       $       337,942      224,507       9,654       4,711          534

Ratios to average net assets:

Expenses(3)                                             %          0.64         0.65         0.65        0.67         0.68

Net investment income(3)                                %          2.05         1.84        1.86+        4.55         5.25

Portfolio turnover rate                                 %            40           28          24          18           12




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods of less than one year.


*     Calculated using average number of shares outstanding throughout the period.

+     Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.42, increase net realized and unrealized gain on investments $0.42 and decrease the ratio of net investment to average net assets from 3.21% to 2.93% on Class I.


                                       86


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO





                                                                                 CLASS I

                                                                _________________________________________

                                                                        YEAR ENDED           NOVEMBER 30,

                                                                       DECEMBER 31,           2005(1) TO

                                                                __________________________   DECEMBER 31,

                                                                    2007          2006           2005

                                                                ____________  ____________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $           11.40          9.73         10.00

Income (loss) from investment operations:

Net investment income (loss)                             $            0.10         0.08*        (0.01)

Net realized and unrealized gain (loss) on investments   $          (0.49)         1.86         (0.26)

Total from investment operations                         $          (0.39)         1.94         (0.27)

Less distributions from:

Net investment income                                    $              -          0.05             -

Net realized gains on investments                        $              -          0.22             -

Total distributions                                      $              -          0.27             -

Net asset value, end of period                           $           11.01        11.40           9.73

TOTAL RETURN(2)                                          %          (3.42)        19.93         (2.70)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $        146,223       111,724             1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)                %            0.92         0.94           1.28

Net expenses after expense waiver(3)(4)                  %            0.87         0.87           0.87

Net investment income (loss) after expense waiver        %            0.97         0.73         (1.27)

  (3)(4)

Portfolio turnover rate                                  %            111            62             1




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


                                       87


TO OBTAIN

MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investment is available in the

Portfolios' annual and semi-annual shareholder reports. In the annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or

to make inquiries about the Portfolios, please write to the Trust at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258, call 1-800-366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC

Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public

Reference Section, 100 F Street, NE Washington,  D.C. 20549-0102.

[GRAPHIC APPEARS HERE]

                                                          SEC FILE NO. 811-05629

04/28/08


ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2008

SERVICE CLASS

BOOK 1

BALANCED FUND

     ING MFS Total Return Portfolio

BOND FUNDS

     ING Limited Maturity Bond Portfolio

     ING PIMCO Core Bond Portfolio

     ING PIMCO High Yield Portfolio

INTERNATIONAL/GLOBAL FUNDS

     ING Global Real Estate Portfolio


     ING Global Resources Portfolio


     ING International Growth Opportunities Portfolio

     ING JPMorgan Emerging Markets Equity Portfolio

     ING Julius Baer Foreign Portfolio

     ING Marsico International Opportunities Portfolio

     ING VP Index Plus International Equity Portfolio

MONEY MARKET FUND

     ING Liquid Assets Portfolio

STOCK FUNDS


     ING Disciplined Small Cap Value Portfolio


     ING Evergreen Health Sciences Portfolio

     ING Evergreen Omega Portfolio

     ING Janus Contrarian Portfolio

     ING JPMorgan Small Cap Core Equity Portfolio

     ING JPMorgan Value Opportunities Portfolio

     ING Legg Mason Value Portfolio

     ING Marsico Growth Portfolio

     ING MFS Utilities Portfolio

     ING Oppenheimer Main Street Portfolio (Reg. TM)

     ING Pioneer Equity Income Portfolio

     ING Pioneer Fund Portfolio

     ING Pioneer Mid Cap Value Portfolio

     ING Stock Index Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN

[GRAPHIC APPEARS HERE]

ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE

CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU SHOULD READ IT

CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT

YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE

FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER

GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO

GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT

OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC")

HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER

THE INFORMATION IN THE PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE

SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY

AND RETAINED FOR FUTURE REFERENCE.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





                                       PAGE


INTRODUCTION

   ING Investors Trust .........         3

   Advisers ....................         3

   Portfolios and Sub-Advisers .         3

   Classes of Shares ...........         3

   Investing Through Your

Variable

     Contract or Qualified Plan          3

   Why Reading this Prospectus

is

     Important .................         3

DESCRIPTION OF PORTFOLIOS

   ING Disciplined Small Cap

Value

     Portfolio .................         4

   ING Evergreen Health Sciences

     Portfolio .................         7

   ING Evergreen Omega                  10

  Portfolio

   ING Global Real Estate               13

  Portfolio

   ING Global Resources                 16

  Portfolio

   ING International Growth

Opportunities

     Portfolio .................        20

   ING Janus Contrarian                 23

  Portfolio

   ING JPMorgan Emerging Markets

     Equity Portfolio ..........        26

   ING JPMorgan Small Cap Core

Equity

     Portfolio .................        30

   ING JPMorgan Value

Opportunities

     Portfolio .................        33

   ING Julius Baer Foreign              36

  Portfolio

   ING Legg Mason Value                 40

  Portfolio

   ING Limited Maturity Bond            44

  Portfolio

   ING Liquid Assets Portfolio .        48

   ING Marsico Growth Portfolio         52

   ING Marsico International

     Opportunities Portfolio ...        56

   ING MFS Total Return                 60

  Portfolio

   ING MFS Utilities Portfolio .        65

   ING Oppenheimer Main Street

     Portfolio(Reg. TM) ........        69

   ING PIMCO Core Bond                  72

  Portfolio

   ING PIMCO High Yield                 76

  Portfolio

   ING Pioneer Equity Income            80

  Portfolio






                                       PAGE


   ING Pioneer Fund Portfolio ..        82

   ING Pioneer Mid Cap Value            85

  Portfolio

   ING Stock Index Portfolio ...        88

   ING VP Index Plus

International Equity

MORE INFORMATION

   Percentage and Rating               105

  Limitations

   A Word about Portfolio              105

  Diversity

   Fundamental Investment              105

  Policies

   Non-Fundamental Investment          105

  Policies

   Additional Information about

the

     Portfolios ................       105

   Temporary Defensive                 105

  Positions

   How ING Compensates Entities

     Offering Its Portfolios as

Investment

     Options in Their Investment

     Products ..................       106

   Interests of the Holders of

Variable

     Contracts and Qualified           107

  Plans

   Pricing of Portfolio Shares .       107

   Purchase and Redemption of          108

  Shares

   Frequent Trading - Market           108

  Timing

   Portfolio Holdings                  109

  Disclosure Policy

   Reports to Shareholders .....       109

NET ASSET VALUE ................       110

MANAGEMENT OF THE PORTFOLIOS

PERFORMANCE OF SIMILARLY MANAGED

   MUTUAL FUNDS ................       114

FINANCIAL HIGHLIGHTS ...........       116

TO OBTAIN MORE INFORMATION ..... Backcover




                                       1


--------------------------------------------------------------------------------

                                  INTRODUCTION

--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The

Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISERS


Directed Services LLC ("DSL") serves as the investment adviser to each of the

Portfolios, except ING Disciplined Small Cap Value, ING Global Real Estate and

ING VP Index Plus International Equity Portfolios; and ING Investments, LLC

("ING Investments") serves as the investment adviser to ING Disciplined Small

Cap Value, ING Global Real Estate and ING VP Index Plus International Equity

Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL and ING

Investments are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING

Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.


On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

PORTFOLIOS AND SUB-ADVISERS

ING Disciplined Small Cap Value Portfolio - ING Investment Management Co.


ING Evergreen Health Sciences Portfolio - Evergreen Investment Management

Company, LLC


ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC

ING Global Real Estate Portfolio - ING Clarion Real Estate Securities L.P.


ING Global Resources Portfolio - ING Investment Management Co.


ING International Growth Opportunities Portfolio - ING Investment Management

Co.

ING Janus Contrarian Portfolio - Janus Capital Management LLC

ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment

Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio - J.P. Morgan Investment

Management Inc.

ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment Management

Inc.

ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Value Portfolio - Legg Mason Capital Management, Inc.

ING Limited Maturity Bond Portfolio - ING Investment Management Co.

ING Liquid Assets Portfolio - ING Investment Management Co.

ING Marsico Growth Portfolio - Marsico Capital Management, LLC

ING Marsico International Opportunities Portfolio - Marsico Capital Management,

LLC

ING MFS Total Return Portfolio - Massachusetts Financial Services Company

ING MFS Utilities Portfolio - Massachusetts Financial Services Company

ING Oppenheimer Main Street Portfolio(Reg. TM) - OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC

ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC

ING Pioneer Equity Income Portfolio - Pioneer Investment Management, Inc.

ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

ING Stock Index Portfolio - ING Investment Management Co.

ING VP Index Plus International Equity Portfolio - ING Investment Management

Advisors, B.V.

CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"),

Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class

shares. ING Liquid Assets Portfolio and ING Stock Index Portfolio do not offer

ADV Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered in this Prospectus.

Class S shares are not subject to any sales load or Rule 12b-1 distribution fees.

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios may be offered to separate asset accounts ("Separate

Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified

Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio.

Class I shares, which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                                       3


--------------------------------------------------------------------------------

                           DESCRIPTION OF PORTFOLIOS

--------------------------------------------------------------------------------

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

To outperform the total return performance of the Russell 2000(Reg. TM) Value

Index by investing in common stocks of small companies whose stock prices are believed to be undervalued. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Russell 2000(Reg. TM) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Russell 2000(Reg. TM) Value Index is a stock market index comprised of common stocks with lower price-to-book ratios and lower forecasted growth values as defined by Russell Investment Group. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell

2000(Reg. TM) Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the market capitalization ranges of the companies in the Russell 2000(Reg. TM) Value Index changes. As of December 31, 2007, the smallest company in the Russell 2000(Reg.

TM) Value Index had a market capitalization of $27 million and the largest company had a market capitalization of $6 billion.

In managing the Portfolio, the Sub-Adviser seeks to achieve the Portfolio's investment objective by overweighting those stocks in the Russell 2000(Reg. TM)

Value Index that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Russell 2000(Reg.

TM) Value Index that the Sub-Adviser believes will underperform the Russell

2000(Reg. TM) Value Index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000(Reg. TM) Value Index are generally invested in proportion to their representation in the Russell 2000(Reg. TM)

Value Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the

Russell 2000(Reg. TM) Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000(Reg. TM) Value Index in both rising and falling markets.


The Portfolio may invest in derivative instruments. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company

Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Derivatives Risk

                             Equity Securities Risk

                       Inability to Sell Securities Risk

                              Index Strategy Risk

                             Investment Models Risk


                                  Manager Risk


                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

                                       4


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class S shares had not commenced operations as of December 31, 2007,

the bar chart below provides some indication of the risks of investing in the

Portfolio by showing the Portfolio's Class I shares' performance for the first full calendar year of operations. Class I shares' performance has been adjusted to reflect the higher expenses of the Class S shares.


                          YEAR-BY-YEAR TOTAL RETURN(1)

                       (FOR THE PERIOD ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]






1998   1999   2000   2001   2002   2003   2004   2005   2006   2007

                                                               (14.31)






              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   2nd Quarter   2007:      2.81%

  Worst:  3rd Quarter   2007:    (12.47)%




                                       5


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Russell 2000(Reg. TM) Value Index.

The Russell 2000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. It includes the reinvestment of dividends net of witholding taxes, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the index.






                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                      1 YEAR            5 YEARS         10 YEARS

                                                   (OR LIFE OF CLASS)


CLASS I RETURN (ADJUSTED) .....  (14.31)%          (3.73)%(1)            N/A

Russell 2000(Reg. TM) Value      (9.78)%          (1.27)%(2)            N/A

  Index




(1)   Class I shares commenced operations on April 28, 2006.

(2)   The index return is for the period beginning May 1, 2006.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                POSITION AND RECENT BUSINESS EXPERIENCE

___________________ ________________________________________________________________________________________


Omar Aguilar, Ph.D  Dr. Aguilar, portfolio manager, has managed the Portfolio since April 2006 and has co-managed the Portfolio since April 2007. Dr. Aguilar has been with ING IM since

                    July 2004 and is head of quantitative equity research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management from

                    July 1999 through January 2002.

Vincent Costa       Vincent Costa, portfolio manager, has co-managed the Portfolio since April 2007.

                    Mr. Costa joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from

                    Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative

                    Investment strategies.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       6


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING EVERGREEN HEALTH SCIENCES PORTFOLIO


SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a non-diversified portfolio that will normally invest at least

80% of its net assets (plus borrowings for investment purposes) in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from products and services in health care. These companies include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio may invest in securities of relatively well-known and large companies, as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management,

growing products, leading technology, franchise niche, strong balance sheet and/or other factors, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the

Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers.

There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may also engage in short sales of index unit investment trusts such as the PowerShares QQQTM. Such practices are used to seek to protect the

Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              Diversification Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Healthcare Sector Risk

                       Inability to Sell Securities Risk

                             Investment Style Risk


                                  Manager Risk


                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk


                             Price Volatility Risk


                                       7


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Securities Lending Risk

                                Short Sales Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and the table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period.

The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001   2002   2003   2004   2005       2006       2007

                                                 10.41      13.89      8.56




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   1st Quarter   2006:     6.27%

  Worst:  1st Quarter   2005:    (4.50)%




                                       8


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price ("S&P 500(Reg. TM)") Index and the Standard & Poor's 1500

Supercomposite Healthcare Sector ("S&P 1500 Supercomposite Healthcare Sector")

Index. The S&P 500(Reg. TM) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United

States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500(Reg. TM)

Index, Standard & Poor's MidCap 400 IndexTM and Standard & Poor's SmallCap 600

Index. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                      AVERAGE ANNUAL TOTAL RETURNS(1)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR          5 YEARS         10 YEARS

                                               (OR LIFE OF CLASS)


CLASS S RETURN ................  8.56%          8.87%(1)             N/A

S&P 500(Reg. TM) Index ........  5.49%         10.03%(2)             N/A

S&P 1500 Supercomposite          7.99%          6.16%(2)             N/A

  Healthcare Sector Index




(1)   Class S shares commenced operations on May 3, 2004.

(2)   The index returns are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $274.7 billion in assets for the Evergreen funds as of December 31, 2007. The principal address of EIMC is

200 Berkeley Street, Boston, Massachusetts 02116-5034.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME           POSITION AND RECENT BUSINESS EXPERIENCE

______________ ______________________________________________________________________________________


Robert Junkin  Mr. Junkin, portfolio manager, has managed the portfolio since March 2007. Mr. Junkin served as a portfolio manager for John Hancock Financial Services from 2003 to

               March 2007. Previously, he served as an investment analyst and co-manager for Pioneer

               Investments from 1997 through 2002.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       9


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO

SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily, and under normal conditions substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. The Portfolio's Sub-Adviser employs a growth style of equity management that emphasizes companies with cash flow growth, sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that the Sub-Adviser believes can create long-term value for shareholders. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                             Investment Style Risk


                                  Manager Risk


                           Market Capitalization Risk


                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk


                             Price Volatility Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

                                       10


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001   2002   2003   2004   2005      2006      2007

                                                 3.98      5.57      11.65




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   2nd Quarter   2007:    10.76%

  Worst:  2nd Quarter   2006:    (8.77)%





The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(Reg. TM) Growth Index.

The Russell 1000(Reg. TM) Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                       AVERAGE ANNUAL TOTAL RETURNS(1)

                  (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                     1 YEAR          5 YEARS         10 YEARS

                                                (OR LIFE OF CLASS)


CLASS S RETURN ................  11.65%         7.37%(1)              N/A

Russell 1000(Reg. TM) Growth     11.81%         8.96%(2)              N/A

  Index




(1)   Class S shares commenced operations on May 3, 2004.

(2)   The index return is for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $274.7 billion in assets for the Evergreen funds as of December 31, 2007. The principal address of EIMC is

200 Berkeley Street, Boston, Massachusetts 02116-5034.


                                       11


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                     POSITION AND RECENT BUSINESS EXPERIENCE

________________________ ________________________________________________________________________________________


Aziz Hamzaogullari, CFA  Mr. Hamzaogullari is a Managing Director and Director of Research with the

                         Fundamental Equity Team at EIMC. He has been with EIMC since 2001 and previously served as a Senior Equity Analyst for Manning & Napier Advisers, Inc. Mr. Hamzaogullari

                         has managed the Portfolio since June 2006.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       12


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING GLOBAL REAL ESTATE PORTFOLIO

SUB-ADVISER

ING Clarion Real Estate Securities L.P. ("ING CRES")

INVESTMENT OBJECTIVE


High total return consisting of capital appreciation and current income. The

Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the

Portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter,

the Portfolio expects these investments to be in common stocks of large-, mid-

and small-sized companies, including real estate investment trusts ("REITs").

The Portfolio may invest in companies located in countries with emerging securities markets.

The Sub-Adviser uses a multi-step investment process for constructing the

Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.


.  First, the Sub-Adviser selects sectors and geographic regions in which to invest and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

.  Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and

   (iii) management and strategy.


The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder. The Portfolio may also invest in convertible securities, initial public offerings and Rule 144A securities.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earning of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                          Convertible Securities Risk


                              Diversification Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                          Industry Concentration Risk

                           Market Capitalization Risk

                               Market Trends Risk


                        Mid-Capitalization Company Risk


                                       13


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                        Other Investment Companies Risk


                             Price Volatility Risk

                       Real Estate Investment Trusts Risk


                    Restricted and Illiquid Securities Risk


                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower.

Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or

Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing the Portfolio's Class S shares performance for the first full calendar year of operations.


                          YEAR-BY-YEAR TOTAL RETURN(1)

                       (FOR THE PERIOD ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]






1998   1999   2000   2001   2002   2003   2004   2005   2006   2007

                                                               -7.29






              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   3rd Quarter   2007:      5.66%

  Worst:  4th Quarter   2007:    (10.66)%




                                       14


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's/Citigroup World

Property ("S&P/Citigroup World Property") Index. The S&P/Citigroup World

Property Index is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than

$100 million and derive more than half of their revenue from property-related activities. It includes the reinvestment of dividends net of witholding taxes,

but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the index.






                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                      1 YEAR           5 YEARS         10 YEARS

                                                  (OR LIFE OF CLASS)


CLASS S RETURN ................  (7.29)%          12.98%(1)             N/A

S&P/Citigroup World Property     (7.23)%          14.05%(2)             N/A

  Index




(1)   Class S shares commenced operations on January 3, 2006.

(2)   The index return is for the period beginning January 1, 2006.

MORE ON THE SUB-ADVISER


ING CRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in

1969, ING CRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. ING CRES is an indirect, wholly-owned subsidiary of ING

Groep and is an affiliate of the Adviser. The principal address of ING CRES is

201 King of Prussia Road, Suite 600, Radnor, PA 19087. ING CRES is in the

business of providing investment advice to institutional and individual client accounts that, as of December 31, 2007, were valued at approximately $18 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                     POSITION AND RECENT BUSINESS EXPERIENCE

________________________ _______________________________________________________________________________________


T. Ritson Ferguson, CFA  Mr. Ferguson, Chief Investment Officer ("CIO"), has 22 years of real estate investment experience and has managed the Portfolio since January 2006. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Steven D. Burton, CFA    Mr. Burton, Managing Director, is a portfolio manager and is a member of ING CRES'

                         Investment Committee. Mr. Burton is also responsible for evaluating the investment potential of public real estate companies outside of the US. Mr. Burton joined ING

                         CRES in 1995 and has managed the Portfolio since January 2006.

Joseph P. Smith, CFA     Joseph P. Smith, Managing Director, is a portfolio manager and member of the

                         Investment Policy Committee. Mr. Smith has managed the Fund since February 2007.

                         Mr. Smith is responsible for evaluating the investment potential of public real estate companies within the United States. Mr. Smith joined ING CRES in 1997 and has 14 years of real estate investment management experience.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       15


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. The Portfolio will provide shareholders with at least

60 days' prior notice of any change in this investment policy. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least

50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing,

fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil

and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal

and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious

Metals; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real

Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer

Materials; Electric Utilities; and Independent Power Producers and Energy

Traders.


The Portfolio is permitted to invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. The investment strategy is based on the Sub-Adviser's belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types of commodities. The Portfolio also may invest in: securities issued by companies that are not in natural resources industries;

investment-grade corporate debt; repurchase agreements; and derivatives. The

Portfolio is permitted to invest directly in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts

(including Canadian Royalty Trusts); preferred stock; partnerships, including master limited partnerships ("MLPs"); restricted securities; American

Depositary Receipts ("ADRs"); and Global Depositary Receipts ("GDRs").

The Portfolio normally invests in companies with a large market capitalization,

but may also invest in mid- and small-sized companies. The Portfolio may also invest in other investment companies to the extent permitted under the

Investment Company Act of 1940, as amended and the rules and regulations thereunder.

The Portfolio is permitted to invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index.

The Portfolio is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of Portfolio securities to achieve its investment objective.

                                       16


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Commodities Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                              Diversification Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                          Industry Concentration Risk


                                  Manager Risk


                            Market and Company Risk

                        Mid-Capitalization Company Risk

                             Natural Resources Risk

                              OTC Investment Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                    Restricted and Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       17


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

                         YEAR-BY-YEAR TOTAL RETURNS(1)


                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998     1999       2000        2001       2002      2003       2004      2005       2006       2007

-29.58  23.36       -4.73      -12.12     0.80      52.22      6.42      37.73      21.41      33.27




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   3rd Quarter   2005:     23.63%

  Worst:  3rd Quarter   1998:    (19.01)%





The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's(Reg. TM) 500

Composite Stock Price ("S&P 500(Reg. TM)") Index and the Standard & Poor's

GSSITM Natural Resources ("S&P GSSITM Natural Resources") Index. The S&P

500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The S&P GSSITM Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                    AVERAGE ANNUAL TOTAL RETURNS(1)

               (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                     1 YEAR      5 YEARS      10 YEARS


CLASS S RETURN ................  33.27%       29.25%       10.22%

S&P 500(Reg. TM) Index ........   5.49%       12.83%        5.91%

S&P GSSITM Natural Resources     34.22%       29.13%       12.80%

  Index





(1)   On April 30, 2007, the Portfolio changed its principal investment strategies. ING IM has managed the Portfolio since January 3, 2006.

      Baring International Investment Limited managed the Portfolio from March

      1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


                                       18


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME           POSITION AND RECENT BUSINESS EXPERIENCE

______________ _______________________________________________________________________________________


David Powers   David Powers, CFA, joined ING IM in June 2007 as a Senior Sector Analyst on the fundamental research team, covering the telecommunication services, utilities and materials sectors. Mr. Powers has co-managed the Portfolio since December 2007.

               Prior to joining ING IM, Mr. Powers held several senior investment positions including portfolio manager with Federated Investors since June 2001. Prior to that, he was associate director of research for global equities. Mr. Powers began his investment career at the State Teachers Retirement System of Ohio and held numerous positions including co-portfolio manager.

James A. Vail  James A. Vail, Senior Vice President and portfolio manager, has managed the Portfolio since January 2006 and co-managed the Portfolio since December 2007. Mr. Vail has been with ING IM since July 2000. Mr. Vail has over 32 years of investment experience.

               Prior to joining ING IM in 2000, Mr. Vail was a Vice President at Lexington Management

               Corporation, which he joined in 1991.





The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       19


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO


SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the United States. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Portfolio generally invests in common and preferred stocks,

warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The

Portfolio may invest up to 35% of its assets in securities of U.S. issuers,

including investment-grade government and corporate debt securities. The

Portfolio may invest in derivative instruments, including futures. The

Portfolio may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of

1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer relatively attractive growth prospects relative to their peers in the same industry, sector or region. The valuation characteristics of stocks expected to exhibit growth are also assessed to determine whether the expected growth allows for capital appreciation.

Customized sector, country and universe screens are employed to help rank stocks in terms of their relative attractiveness based on a blend of growth and valuation factors. The relative riskiness of individual securities is also assessed prior to a decision to purchase a security.


The Portfolio may employ currency hedging strategies to seek to protect the portfolio from adverse effects on the U.S. dollar.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                                       20


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                           Market Capitalization Risk

                               Market Trends Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                              Sovereign Debt Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001    2002       2003       2004       2005       2006       2007

                             -16.15     29.17      16.71      10.50      21.56      18.47




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   2nd Quarter   2003:     16.16%

  Worst:  3rd Quarter   2002:    (21.03)%




                                       21


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International

Europe, Australasia and Far East GrowthSM ("MSCI EAFE GrowthSM") Index. The

MSCI EAFE GrowthSM Index is an unmanaged index that measures the performance in

20 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation. The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.






                      AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                     1 YEAR      5 YEARS          10 YEARS

                                                             (OR LIFE OF CLASS)


CLASS S RETURN ................  18.47%       19.12%         12.33%(1)

MSCI EAFE GrowthSM Index ......  16.45%       19.85%         12.95%(3)




(1)   Class S shares commenced operations on December 17, 2001.

(2)   On April 30, 2007, the Portfolio changed its name from ING International

      Portfolio to ING International Growth Opportunities Portfolio.

(3)   The index return is for the period beginning January 1, 2002.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME           POSITION AND RECENT BUSINESS EXPERIENCE

______________ ______________________________________________________________________________________


Uri Landesman  Uri Landesman, Senior Vice President and Head of International Equities for ING

               IM, has served as portfolio manager since May 2006. Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research. During his tenure at Federated (which began in 2003), he managed three international large-cap growth funds as well as two global core funds. Prior to working at Federated he had served as an investment professional with Arlington

               Capital Management since 2001. Mr. Landesman began his career at Sanford C. Bernstein

               & Co.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       22


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO

SUB-ADVISER

Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up" approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

The Sub-Adviser makes this assessment by looking at companies one at a time,

regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the

Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is classified as non-diversified. Although the Portfolio may satisfy the requirements for a diversified Portfolio, its non-diversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets),

high-yield bonds (up to 20%) of any quality, index/structured securities,

options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return,

securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                                  Credit Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                              Diversification Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                                       23


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                 Maturity Risk

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                    Restricted and Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                            Special Situations Risk

                            Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001        2002       2003       2004       2005       2006       2007

                      -5.03      -25.95     50.40      17.13      15.61      23.04      20.88




                                       24


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   2nd Quarter   2003:     27.41%

  Worst:  3rd Quarter   2002:    (20.32)%





The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of two broad measures of market performance - the Morgan Stanley Capital

International All Country World Index ("MSCI AC World Index") and the Standard

& Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index. The

MSCI AC World Index is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the

United States. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                     1 YEAR      5 YEARS          10 YEARS

                                                             (OR LIFE OF CLASS)


CLASS S RETURN ................  20.88%       24.80%         9.26%(1)

MSCI AC World Index ...........  11.66%       18.24%         5.82%(2)

S&P 500(Reg. TM) Index ........   5.49%       12.83%         2.03%(3)




(1)   Class S shares commenced operations on October 2, 2000.


(2)   Prior to December 31, 2001, the index did not include the deduction of withholding taxes. The gross index return is for the period beginning

      October 1, 2000.

(3)   The index returns are for the period beginning October 1, 2000.


MORE ON THE SUB-ADVISER

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969 and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.


Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 95% of Janus Capital, with the remaining 5% held by Janus

Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. As of December

31, 2007, JCG assets under management were approximately $206.7 billion.


The following individual is responsible for the day-to-day management of the

Portfolio:





NAME                  POSITION AND RECENT BUSINESS EXPERIENCE

_____________________ ________________________________________________________________________________________


David C. Decker, CFA  Mr. Decker, has been the Portfolio Manager of the Portfolio since October 2000. Mr.

                      Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst and has acted as Portfolio Manager of other Janus-advised mutual funds since 1996. Mr. Decker holds the Chartered Financial Analyst designation.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       25


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the

United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks,

convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The

Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.


Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets ("MSCI

Emerging Markets") IndexSM. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.


The Portfolio may invest in high-yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S.

government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.


Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The

Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors

(strategic classifications).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

                                       26


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk


                                  Credit Risk


                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk


                               Interest Rate Risk


                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."

                                       27


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999        2000       2001        2002       2003       2004       2005       2006       2007

       61.66       -33.79      -5.25      -10.70     46.62      17.76      34.82      35.79      38.53




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   4th Quarter 1999:     31.50%

  Worst:  3rd Quarter 2001:    (22.80)%





The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International

Emerging Markets IndexSM ("MSCI Emerging Markets IndexSM"). The MSCI Emerging

Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.






                      AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                     1 YEAR      5 YEARS          10 YEARS

                                                             (OR LIFE OF CLASS)


CLASS S RETURN ................  38.53%       34.34%         11.48%(1)

MSCI Emerging Markets IndexSM .  39.39%       37.02%         14.59%(3)




(1)   Class S shares commenced operations on February 18, 1998.

(2)   J.P. Morgan Investment Management Inc. has managed the Portfolio since

      April 29, 2005. ING Investment Managers Advisors B.V. managed the

      Portfolio from March 1, 2004 through April 28, 2005. Baring International

      Investment Limited managed the Portfolio from March 1, 1999 through

      February 29, 2004. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index return is for the period beginning March 1, 1998.

MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York

10167. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.


                                       28


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME               POSITION AND RECENT BUSINESS EXPERIENCE

__________________ _________________________________________________________________________________________


Austin Forey       Primary portfolio manager and Managing Director of the Portfolio since April 2005,

                   Austin Forey has been at JPMorgan (or one of its predecessors) since 1988 and is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994.

                   Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary   Portfolio manager of the Portfolio since September 2005, and an employee at JPMorgan since 1999 and is a Global Emerging Markets Portfolio Manager. Prior to joining the

                   Global Team, Mr. el Ansary was an investment manager responsible for Eastern and

                   Emerging European equities and is a Middle Eastern country specialist within the

                   Emerging Markets Equity Team.

Greg Mattiko, CFA  Portfolio manager of the Portfolio since September 2005, Mr. Mattiko, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years,

                   where he was responsible for European Long/Short, European Technology, Global,

                   and U.S. equity funds.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       29


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital growth over the long term. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The

Sub-Adviser defines small-capitalization companies as companies with market capitalization equal to those within a universe of Russell 2000(Reg. TM) Index stocks. Market capitalization is the total market value of a company's shares.


The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research.

The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000(Reg. TM) Index only within limits established by the investment team.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The

Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts

("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk



                             Investment Madels Risk

                                       30


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001   2002   2003       2004       2005      2006       2007

                                   34.22      25.91      3.69      16.63      -1.69




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   2nd Quarter   2003:    15.19%

  Worst:  4th Quarter   2007:    (6.62)%




                                       31


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 2000(Reg. TM) Index. The

Russell 2000(Reg. TM) Index represents the 2,000 smallest companies in the

Russell 3000(Reg. TM) Index, which contains the 3,000 largest U.S. companies,

based on total market capitalization. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                      1 YEAR       5 YEARS          10 YEARS

                                                               (OR LIFE OF CLASS)


CLASS S RETURN ................  (1.69)%        14.96%         8.53%(1)

Russell 2000(Reg. TM) Index ...  (1.57)%        16.25%         8.75%(3)




(1)   Class S shares commenced operations on May 1, 2002.

(2)   J.P. Morgan Investment Management Inc. has managed the Portfolio since

      May 1, 2002. On November 6, 2006, the Portfolio changed its name from ING

      JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity

      Portfolio.

(3)   The index return is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York

10167. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                      POSITION AND RECENT BUSINESS EXPERIENCE

_________________________ _______________________________________________________________________________________


Christopher T. Blum, CFA  Mr. Blum, Managing Director, is the CIO of the U.S. Behavioral Financial Group. An

                          employee since 2001, Mr. Blum is responsible for the Intrepid and Behavioral Small

                          Cap Strategies. Mr. Blum rejoined the firm in 2001 where he acted as a portfolio manager and headed the U.S. Behavioral Finance Small Cap Equity Group. Before

                          rejoining the firm in 2001, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, he spent over three years in the U.S. Structured Equity Group at J.P.Morgan where he focused on structured small-cap core and small-cap value accounts. Mr.

                          Blum has been co-managing the Portfolio since August 2004.

Dennis S. Ruhl, CFA       Mr. Ruhl, Vice President, is the head of the U.S. Behavioral Finance Small Cap Equity

                          Group. A member of the team since 2001, Mr Ruhl also acts as a portfolio manager and leads the group's quantitative research effort. An employee since 1999, Mr. Ruhl previously worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl is the former New York and National Chair of the

                          Board of Minds Matter, a non-profit mentoring organization. He is also a board member of the MIT Club of New York and Regional Vice Chair of the MIT Educational Council.

                          Mr. Ruhl is a CFA charterholder. Mr. Ruhl has been c-managing the Portfolios since

                          August 2004.

Glenn Gawronski, CFA      Mr. Gawronski, Vice President, is a portfolio manager in the U.S Small Cap Equity

                          Group and has 10 years of investment experience. He has been employed by JPMorgan and its affiliates since 1999. Mr. Gawronski is a holder of the CFA designation and has been co-managing the Portfolio since July 2005.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       32


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-

and large-capitalization companies at the time of purchase. The Sub-Adviser considers issuers with market capitalizations between $2 billion and $5 billion to be mid-capitalization companies and those with market capitalizations above

$5 billion to be large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.


Equity securities in which the Portfolio may invest include common stocks,

preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.


Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts,

options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Style Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                             Price Volatility Risk

                            Securities Lending Risk

                             Value Investing Risk

                                       33


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        20.04      -1.17




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   4th Quarter   2006:     8.28%

  Worst:  4th Quarter   2007:    (7.26)%




                                       34


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(Reg. TM) Value Index.

The Russell 1000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 1000(Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                      1 YEAR           5 YEARS         10 YEARS

                                                  (OR LIFE OF CLASS)


CLASS S RETURN ................  (1.17)%           9.48%(1)             N/A

Russell 1000(Reg. TM) Value      (0.17)%          11.26%(2)             N/A

  Index




(1)   Class S shares commenced operations on April 29, 2005.

(2)   The index return is for the period beginning May 1, 2005.

MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York

10167. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio




NAME                        POSITION AND RECENT BUSINESS EXPERIENCE

___________________________ _____________________________________________________________________________________


Bradford L. Frishberg, CFA  Mr. Frishberg, Managing Director, founded and leads JPMorgan's large-cap Active

                            Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in JPMorgan's London office, then moved to JPMorgan's Tokyo office before returning to New York in 2000. Mr. Frishberg is a CFA charterholder and has been managing the Portfolio since April 2005.

Alan H. Gutmann             Mr. Gutmann, Vice President, has worked for JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at

                            First Manhattan Co. in 2001 and Oppenheimer Capital from 1991-2000. Mr. Gutman has been managing the Portfolio since April 2005.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each manager's ownership of securities in the Portfolio.


                                       35


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO

SUB-ADVISER

Julius Baer Investment Management LLC ("JBIM")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities. The Portfolio will provide shareholders with at least 60 days'

prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global

Depositary Receipts ("GDRs"), convertible securities, rights, warrants, and other investment companies, including exchange-traded funds.

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the Western

Europe, Canada, Australia and New Zealand), the stock selection process is primarily bottom-up. The Sub-Adviser concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The

Sub-Adviser determines the Portfolio's exposure to Japan using a combination of bottom-up and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the United States. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 35% of its total assets in such securities.


The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in

"growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry,

companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The

Portfolio normally has a bias towards larger companies, but may also invest in smaller companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high-risk and high-yield, non-investment grade instruments commonly known as "junk bonds". The Portfolio may use futures, swaps and warrants, which are types of derivatives for hedging purposes and to maintain liquidity or to increase total return.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

                                       36


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the

Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk


                                  Credit Risk


                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk


                               Interest Rate Risk


                                 Liquidity Risk

                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                             Price Volatility Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


                                       37


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001   2002   2003       2004       2005       2006       2007

                                   31.06      18.03      15.35      29.19      16.47




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   2nd Quarter   2003:    19.92%

  Worst:  1st Quarter   2003:    (9.66)%





The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International

All Country World ex-U.S. IndexSM ("MSCI All Country World ex-U.S. IndexSM").

The MSCI All Country World ex-U.S. IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.






                      AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                     1 YEAR      5 YEARS          10 YEARS

                                                             (OR LIFE OF CLASS)


CLASS S RETURN ................  16.47%       21.83%         15.18%(1)

MSCI All Country World ex-U.S.   16.65%       24.02%         17.06%(3)

  IndexSM




(1)   Class S shares commenced operations on May 1, 2002.


(2)   JBIM has managed the Portfolio since September 2, 2003. Prior to

      September 2, 2003, the Portfolio was managed by J.P. Morgan Investment

      Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment Management, Inc.


(3)   The index return is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER


Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio.

JBIM is a Delaware limited liability company which is a wholly-owned subsidiary of Julius Baer Americas Inc., which in turn is a wholly-owned subsidiary of

Julius Baer Holding Ltd., a Swiss corporation. JBIM specializes in the management of international and global equities and fixed-income securities. As of December 31, 2007, JBIM managed over $75 billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.


                                       38


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                      POSITION AND RECENT BUSINESS EXPERIENCE

_________________________ ______________________________________________________________________________________


Rudolph-Riad Younes, CFA  Managing Director and Head of International Equity; has been with the Julius Baer organization since September 1993. He has been managing the Portfolio since September

                          2003.

Richard Pell              Chief Investment Officer and Chief Executive Officer; has been with the Julius Baer organization since January 1995. He has been managing the Portfolio since September

                          2003.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       39


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO

SUB-ADVISER

Legg Mason Capital Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital,

private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products,

competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information,

economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth."

Thus, the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances,

such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to

25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade,

commonly known as "junk bonds."


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default of the poor earnings of the issuer.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                              Diversification Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                                       40


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Models Risk


                                  Manager Risk


                            Market and Company Risk

                               Market Trends Risk

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                              OTC Investment Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       41


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001        2002       2003       2004       2005      2006      2007

                      -9.51      -19.41     22.53      13.87      5.99      6.49      -6.00




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   4th Quarter   2004:     15.18%

  Worst:  3rd Quarter   2002:    (15.25)%





The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P 500(Reg. TM) Index is

an unmanaged index that measures the performance of securities of aproximately

500 of the largest companies in the United States. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                      AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                      1 YEAR      5 YEARS         10 YEARS

                                                             (OR LIFE OF CLASS)


CLASS S RETURN ................  (6.00)%         8.16%       1.03%(1)

S&P 500(Reg. TM) Index ........   5.49%         12.83%       2.03%(3)




(1)   Class S shares commenced operations on October 2, 2000.

(2)   Legg Mason Capital Management, Inc. has managed the Portfolio since May

      3, 2004. Janus Capital Management LLC managed the Portfolio from

      September 9, 2002 through May 2, 2004.

(3)   The index return is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004.

Founded in 1982, Legg Mason is a wholly-owned subsidiary of Legg Mason, Inc.

and is a specialist in the management of U.S. large-cap equities.

                                       42


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As

of December 31, 2007, Legg Mason managed $59.6 billion in assets.





NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ __________________________________________________________________________________________


Bill Miller     Legg Mason's investment team is led by Bill Miller, its Chief Investment Officer ("CIO").

                Mr. Miller is the creator of Legg Mason's investment process and the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has been employed by Legg Mason since 1982.

Mary Chris Gay  Ms. Gay, Senior Vice President and portfolio manager for the Portfolio, implements the investment decisions made and strategies employed by Mr. Miller in the model portfolio, subject to the Portfolio's investment objective, restrictions, cash flows,

                and other considerations. Ms. Gay has managed or co-managed other equity funds advised by the Legg Mason since 1998 and has been employed by one or more subsidiaries of Legg Mason since 1989 and has managed the Portfolio since May 2004.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       43


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Sub-Adviser utilizes the following decision making process to achieve the

Portfolio's objectives:

.  ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

.  YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;


.  SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. Treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities,

   etc.); and


.  SECURITY SELECTION. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.


The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated investment grade by a Nationally Recognized Statistical

Rating Organization (e.g., Baa3 or better by Moody's Investors Service, Inc.

("Moody's") or BBB- or better by Standard & Poor's Rating Corporation ("S&P")

or, if not rated by Moody's or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P

(A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.


The Portfolio may also invest in: preferred stocks; U.S. government securities,

securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates.

A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities,

subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                       44


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk


                                  Credit Risk


                            Credit Derivatives Risk

                             Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk


                                Leveraging Risk

                                  Manager Risk


                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                    Restricted and Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                              Sovereign Debt Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       45


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                           YEAR-BY-YEAR TOTAL RETURNS

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999      2000      2001      2002      2003      2004      2005      2006      2007

6.86   1.13      7.73      8.84      7.24      2.84      1.38      1.63      3.83      5.77




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   3rd Quarter   2001:     4.19%

  Worst:  2nd Quarter   2004:    (0.93)%





The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Lehman Brothers(Reg. TM) 1-3 Year

Government/Credit Bond Index. The Lehman Brothers(Reg. TM) 1-3 Year

Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                      AVERAGE ANNUAL RETURNS

           (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR     5 YEARS    10 YEARS


CLASS S RETURN ................  5.77%       3.08%      4.69%

Lehman Brothers(Reg. TM) 1-3     6.83%       3.38%      4.99%

Year Government/Credit Bon  d

  Index




MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


                                       46


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individual is responsible for the day-to-day management of the

Portfolio:





NAME                POSITION AND RECENT BUSINESS EXPERIENCE

___________________ ______________________________________________________________________________________


James B. Kauffmann  Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the Portfolio since March 1999. Prior to joining ING IM, he was a senior fixed-income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       47


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

High level of current income consistent with the preservation of capital and liquidity. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will operate as a diversified portfolio and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the

Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940

("Rule 2a-7"). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.


The Portfolio will invest in obligations permitted to be purchased under Rule

2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper,

mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes,

including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The

Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies,

finance companies, and broker-dealers.


The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are:

.  first, a formal list of high-quality issuers is actively maintained;

.  second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio's Board of

   Trustees), are selected for investment;

.  third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

.  finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

                                       48


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  Credit Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                                  Sector Risk

                U.S. Government Securities and Obligations Risk

AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED NOR GUARANTEED BY THE FEDERAL

DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE

PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT

IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       49


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                           YEAR-BY-YEAR TOTAL RETURNS

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999      2000      2001      2002      2003      2004      2005      2006      2007

5.13   4.74      6.05      3.85      1.43      0.75      0.92      2.78      4.67      4.96




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   3rd Quarter   2000:   1.56%

  Worst:  4th Quarter   2003:   0.16%





The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the iMoneyNet First Tier Retail Index.

The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. The index does not reflect fees,

brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.






                      AVERAGE ANNUAL RETURNS

            (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR     5 YEARS    10 YEARS


CLASS S RETURN ................  4.96%       2.80%      3.51%

iMoneyNet First Tier Retail      4.57%       2.48%      3.23%

  Index




For the Portfolio's Class S shares' 7 day yield and current 7 day effective yield please call the Portfolio at

                                       (800)-366-0066.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


                                       50


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individual is responsible for the day-to-day management of the

Portfolio:




NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ _____________________________________________________________________________________


David S. Yealy  Mr. Yealy joined ING IM in November 2004. Prior to joining ING IM, he was a Managing

                Director with Trusco Capital Management where he was employed since 1991. He has managed the Portfolio since November 2004.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       51


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities selected for their long-term growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The

Sub-Adviser defines large companies as companies that typically have market capitalizations in the range of $4 billion or more at the time of purchase. The

Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.


The "top-down" approach generally may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics,

the regulatory environment and the global competitive landscape. In addition,

the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors,

industries and companies that may benefit from the overall trends the

Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the

Sub-Adviser may focus on any number of different attributes that may include,

without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates;

current income; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth,

current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past,

present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio securities if, in the opinion of the Sub-Adviser, a securitie's fundamentals change substantively, its price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or more attractive investment opportunities appear elsewhere of for other reasons.

The Portfolio's core investments generally generally may include established companies and securities that offer long-term growth potential. However, the

Portfolio also may typically include companies of less mature companies,

companies of securities with more aggressive growth characteristics and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).


If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

The Portfolio may also invest in foreign securities including American

Depositary Receipts ("ADRs") or other depositary receipts (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

                                       52


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Currency Risk


                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                             Investment Models Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk


                        Other Investment Companies Risk


                             Price Volatility Risk

                                  Sector Risk

                            Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       53


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999        2000        2001        2002       2003       2004       2005      2006      2007

       78.13       -21.99      -30.23      -29.57     32.72      12.48      8.89      4.94      14.17




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   4th Quarter   1999:     41.31%

  Worst:  1st Quarter   2001:    (24.22)%





The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P 500(Reg. TM) Index is

an unmanaged index that measures the performance of securities of approximately

500 of the largest companies in the United States. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                      AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                     1 YEAR      5 YEARS          10 YEARS

                                                             (OR LIFE OF CLASS)


CLASS S RETURN ................  14.17%       14.25%         4.59%(1)

S&P 500(Reg. TM) Index ........   5.49%       12.83%         4.58%(3)




(1)   Class S shares commenced operations on August 14, 1998.

(2)   Marsico Capital Management, LLC has managed the Portfolio since December

      13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3)   The index return is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


Marsico is located at 1200 Seventeenth Street, Suite 1600, Denver, Colorado

80202. Marsico was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Marsico provides investment services to mutual funds and private accounts and, as of

December 31, 2007, had approximately $106 billion under management. Thomas F.

Marsico is the founder and Chief Executive Officer of Marsico.


                                       54


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individual is responsible for the day-to-day management of the

Portfolio:





NAME               POSITION AND RECENT BUSINESS EXPERIENCE

__________________ ____________________________________________________________________________________


Thomas F. Marsico  Thomas F. Marsico is the Chief Investment Officer of Marsico and manages the investment program of the ING Marsico Growth Portfolio. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. He has managed the Portfolio since January 2003.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       55


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is a diversified portfolio and invests primarily (no less than

65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from a number of different countries not including the United States.

The Portfolio may invest, without limit, in foreign investments including

American Depositary Receipts ("ADRs") or other depositary receipts. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the

Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts. The Portfolio may invest in common stocks of companies operating in emerging markets. Some issuers or securities in the Portfolio may be based or economically tied to the

United States.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities including up to 5% of its total assets in high-yield bonds or up to 5% in mortgage- and asset-backed securities.


The Portfolio may invest up to 15% of its net assets in illiquid investments,

which are securities that cannot be sold or disposed of quickly in the normal course of business. The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, as the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the

Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes, that may include, without limitations, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates.

This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant)

its customers, suppliers, distributors and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in Portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively,

its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

                                       56


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Portfolio's core investments generally are comprised of well-known,

established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes

(e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                  Credit Risk


                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Models Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk

                        Mid-Capitalization Company Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                              OTC Investment Risk

                             Price Volatility Risk

                     Restricted or Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       57


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        24.02      20.58




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   4th Quarter   2006:    11.53%

  Worst:  2nd Quarter   2006:    (3.24)%




                                       58


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International

Europe, Australasia and Far East(Reg. TM) ("MSCI EAFE(Reg. TM)") Index. The

MSCI EAFE(Reg. TM) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far

East. The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.






                       AVERAGE ANNUAL TOTAL RETURNS(1)

                  (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                     1 YEAR          5 YEARS         10 YEARS

                                                (OR LIFE OF CLASS)


CLASS S RETURN ................  20.58%         26.58%(1)             N/A

MSCI EAFE(Reg. TM) Index ......  11.17%         20.27%(2)             N/A




(1)   Class S shares commenced operations on May 2, 2005.

(2)   The index return is for the period beginning May 1, 2005.

MORE ON THE SUB-ADVISER


Marsico is located at 1200 Seventeenth Street, Suite 1600, Denver, Colorado

80202. Marsico was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Marsico provides investment services to mutual funds and private accounts and, as of

December 31, 2007, had approximately $106 billion under management. Thomas F.

Marsico is the founder and Chief Executive Officer of Marsico.


The following individual is responsible for the day-to-day management of the

Portfolio:





NAME                POSITION AND RECENT BUSINESS EXPERIENCE

___________________ ___________________________________________________________________________________


James G. Gendelman  Mr. Gendelman is the portfolio manager and has managed the Portfolio since April

                    2005. Prior to joining Marsico in May 2000, Mr. Gendelman spent 13 years as a Vice

                    President of International Sales for Goldman, Sachs & Co. Mr. Gendelman was a

                    certified public accountant for Ernst & Young from 1983-1985.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       59


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income. The

Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser invests the Portfolio's assets in equity securities and debt instruments. The Sub-Adviser seeks to invest between 40% and 75% of the

Portfolio's net assets in equity securities and at least 25% of the Portfolio's total assets in fixed-income senior securities.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in foreign securities, including up to 10% in emerging market securities.


The Sub-Adviser focuses on investing the Portfolio's assets in the stocks of companies that it believes are undervalued compared to their perceived worth

(value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio's assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

With respect to the Portfolio's investments in debt securities, the Sub-Adviser generally invests substantially all of the Portfolio's investments in investment grade debt instruments.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may invest the Portfolio's assets in mortgage dollar rolls.

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic,

political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL INVESTMENT TYPES

EQUITY SECURITIES: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks and depositary receipts for those securities.


DEBT INSTRUMENTS: Debt instruments represent obligations of corporations,

governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.


                                       60


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

CORPORATE BONDS: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

U.S. GOVERNMENT SECURITIES: U.S. government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S.

government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

COLLATERALIZED INSTRUMENTS: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument.

Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments,

accounting and loan analysis.

MUNICIPAL INSTRUMENTS: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility.

Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer's pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.


FOREIGN GOVERNMENT SECURITIES: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.


INFLATION-ADJUSTED DEBT INSTRUMENTS: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation.

Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument's original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

MORTGAGE DOLLAR ROLLS: Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

DERIVATIVES: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options,

structured notes, inverse floating rate instruments, swaps, caps, floors and collars.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Asset Allocation Risk

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                       61


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                             Investment Model Risk

                                Leveraging Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                              OTC Investment Risk

                            Securities Lending Risk

                              Sovereign Debt Risk

                U.S. Government Securities and Obligations Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       62


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999      2000       2001      2002       2003       2004       2005      2006       2007

       3.38      16.50      0.49       -5.10     16.75      11.12      2.90      11.93      4.01




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   2nd Quarter   2003:    10.75%

  Worst:  3rd Quarter   2002:    (8.33)%





The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price ("S&P 500(Reg. TM)") Index and the Lehman Brothers(Reg.

TM) Aggregate Bond ("LBAB") Index and a composite index - consisting of 60% S&P

500(Reg. TM) and 40% LBAB ("Composite") Index. The S&P 500(Reg. TM) Index is an

unmanaged index that measures the performances of securities of approximately

500 of the largest companies in the United States. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government,

investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                    AVERAGE ANNUAL TOTAL RETURNS(1)

               (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                1 YEAR     5 YEARS         10 YEARS

                                                      (OR LIFE OF CLASS)


CLASS S RETURN ............  4.01%        9.21%       7.13%(1)

S&P 500(Reg. TM) Index ....  5.49%       12.83%       4.58%(2)

LBAB Index ................  6.97%        4.42%       5.90%(2)

Composite Index ...........  6.22%        9.51%       5.43%(2)




(1)   Class S shares commenced operations on August 14, 1998.

(2)   The index returns are for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S.

mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc.,

which in turn is an indirect majority-owned subsidiary


                                       63


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Net assets under management of the MFS organization were approximately $197.6 billion as of December 31, 2007.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                     POSITION AND RECENT BUSINESS EXPERIENCE

________________________ _______________________________________________________________________________________


Brooks Taylor            Mr. Taylor, Investment Officer of MFS, portfolio manager, and leader of the team,

                         has been employed in the MFS investment management area since 1996. Mr. Taylor has managed the Portfolio since 2004.

Steven R. Gorham         Mr. Gorham, Investment Officer of MFS and portfolio manager, has been employed in the MFS investment management area since 1992. Mr. Gorham has managed the

                         Portfolio since 2002.

Nevin P. Chitkara        Mr. Chitkara, portfolio manager, is an Investment Officer of MFS and has been employed in the investment management area of MFS since 1997. Mr. Chitkara has managed the Portfolio since 2006.

Michael W. Roberge       Mr. Roberge, Executive Vice President, Chief Investment Officer and portfolio manager,

                         has been employed in the MFS investment management area since 1996. Mr. Roberge has managed the Portfolio since 2002.

William P. Douglas       Mr. Douglas, Investment Officer of MFS and portfolio manager, has been employed in the MFS investment management area since 2004 and has over 17 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as Vice President and Senior

                         Mortgage Analyst for Wellington Management Company, LLP. Mr. Douglas has managed the Portfolio since 2004.

Richard O. Hawkins, CFA  Mr. Hawkins, Investment Officer of MFS and portfolio manager has been employed in the MFS investment management area since 1988. Mr. Hawkins has managed the

                         Portfolio since 2005.

Gregory W. Locraft, Jr.  Mr. Locraft, Investment Officer of MFS, has been employed in the MFS investment management area since 1998. Mr. Locraft has managed the Portfolio since 2007.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       64


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities sector if, at the time of investment, the

Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Issuers in the utilities sector include issuers engaged in the manufacture, production,

generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph,

satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).


The Sub-Adviser may invest the Portfolio's assets in companies of any size.

The Sub-Adviser may invest the Portfolio's assets in U.S. and foreign securities, including emerging market securities.

The Sub-Adviser primarily invests the Portfolio's assets in equity securities,

but may also invest in debt instruments, including lower quality debt instruments.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic,

political and regulatory conditions. Factors considered for equity securities may include earnings, cash flows, competitive position, and management ability.

Quantitative analysis of these and other factors may also be considered.

Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PRINCIPAL INVESTMENT TYPES


EQUITY SECURITIES: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

DEBT INSTRUMENTS: Debt instruments represent obligations of corporations,

governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

LOWER QUALITY DEBT INSTRUMENTS: Lower quality debt instruments, commonly referred to as "high-yield securities" or "junk bonds," are debt instruments of less than investment grade quality.


                                       65


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

CORPORATE BONDS: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

DERIVATIVES: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options,

structured notes, indexed securities, inverse floating rate instruments, swaps,

caps, floors and collars.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                                Leveraging Risk

                            Market and Company Risk

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk

                              OTC Investment Risk


                                  Sector Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

                            Utilities Industry Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."

                                       66


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        30.81      27.38




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   4th Quarter   2006:   13.13%

  Worst:  3rd Quarter   2007:    2.52%





The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(Reg. TM)

Utilities ("S&P 500(Reg. TM) Utilities") Index. The S&P 500(Reg. TM) Utilities

Index measures the performance of the utilities sector. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                       AVERAGE ANNUAL TOTAL RETURNS(1)

                  (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                     1 YEAR          5 YEARS         10 YEARS

                                                (OR LIFE OF CLASS)


CLASS S RETURN ................  27.38%         27.32%(1)             N/A

S&P 500(Reg. TM) Utilities       19.25%         17.84%(2)             N/A

  Index




(1)   Class S shares commenced operations on May 2, 2005.

(2)   The index return for Class S shares is for the period beginning May 1,

      2005.

MORE ON THE SUB-ADVISER


MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.)

Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston,

Massachusetts 02116. Net assets under management of the MFS organization were approximately $197.6 billion as of December 31, 2007.


                                       67


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                    POSITION AND RECENT BUSINESS EXPERIENCE

_______________________ _______________________________________________________________________________


Maura A. Shaughnessy    Ms. Shaughnessy is an Investment Officer of MFS and portfolio manager. Ms.

                        Shaughnessy has been employed in the investment management area of MFS since

                        1991 and has managed the Portfolio since April 2005.

Robert D. Persons, CFA  Mr. Persons is an Investment Officer of MFS and portfolio manager. Mr. Persons has been employed in the investment management area of MFS since 2000 and has managed the Portfolio since April 2005.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       68


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(REG. TM)

SUB-ADVISER

OppenheimerFunds, Inc. ("OppenheimerFunds")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests mainly in equity securities of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stocks. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments. Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stocks.


In selecting securities to buy or sell for the Portfolio, the portfolio managers use an investment process that uses multi-factor quantitative models to rank more than 3,000 stocks on a daily basis. While the process may change over time or vary in particular cases, in general the selection process currently uses:

Multi-factor quantitative models: The Portfolio uses both "top down" and

"bottom up" quantitative models.

.  The "top down" market capitalization model seeks to predict the future market direction of the capitalization environment. The portfolio managers divide the domestic equity market into five market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals ,

   relative valuations and measures of investors risk tolerance.

.  The "bottom up" stock selection models seek to rank securities within each capitalization range in order of attractiveness. Over a hundred company-specific factors are analyzed in constructing the "bottom up"

   models, including valuation, profitability, quality, momentum, volatility and special effects. Different models are used for each of the different market capitalization segments. The Portfolio also uses two seasonal models to capture seasonal effects.


The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The Portfolio aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                             Equity Securities Risk

                       Inability to Sell Securities Risk

                             Investment Models Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                       69


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999       2000        2001        2002       2003       2004       2005      2006       2007

       24.23       -4.54      -21.46      -24.87     24.57      12.88      5.73      14.93      4.27




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   4th Quarter   1999:     21.71%

  Worst:  3rd Quarter   2001:    (19.58)%




                                       70


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P 500(Reg. TM) Index is

an unmanaged that measures the performance of securities of approximately 500 of the largest companies in the United States. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                      AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                  (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR      5 YEARS          10 YEARS

                                                            (OR LIFE OF CLASS)


CLASS S RETURN ................  4.27%       12.24%         3.87%(1)

S&P 500(Reg. TM) Index ........  5.49%       12.83%         4.58%(3)




(1)   Class S shares commenced operations on August 14, 1998.

(2)   OppenheimerFunds, Inc. has managed the Portfolio since November 8, 2004.

      Prior to November 8, 2004, the Portfolio was managed by Massachusetts

      Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.

(3)   The index return is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World

Financial Center, 225 Liberty Street - 11th Floor, New York, New York

10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $260 billion in assets as of December 31, 2007 including other

Oppenheimer funds, with more than 6 million shareholder accounts.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

__________________________ _________________________________________________________________________________________


Nikolaos D. Monoyios, CFA  Mr. Monoyios, a Chartered Financial Analyst charterholder, has been a Senior Vice

                           President of OppenheimerFunds since October 2003 and was formerly Vice President of OppenheimerFunds from April 1998 through September 2003. Prior to joining

                           OppenheimerFunds in April 1998, he was a Vice President and portfolio manager at The Guardian Investor Services. Prior to his tenure at The Guardian Life Insurance

                           Company of America, Mr. Monoyios was a Senior Securities Analyst at Arnold Bernhard

                           and Co. Mr. Monoyios has been a manager of the Portfolio since November 2004.

Marc Reinganum             Dr. Reinganum has been a Vice President of OppenheimerFunds since September

                           2002 and is the Director of Quantitative Research and Portfolio Strategist for Equities.

                           He formerly held the Mary Jo Vaughn Rauscher Chair in Financial Investments at

                           Southern Methodist University since 1995. At Southern Methodist University, he also served as the Director of the Finance Institute, Chairman of the Finance Department,

                           President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. Dr. Reinganum has been a manager of the Portfolio since November 2004.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       71


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Lehman

Brothers(Reg. TM) Aggregate Bond Index.


The fixed-income instruments in which the Portfolio may invest include:

securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and

non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, "Yankee" dollars and "Euro" securities; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed"

securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit,

fixed-time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises;

obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards,

options, futures contracts or swap agreements. The Portfolio may also engage in short sales.


The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities ("junk bonds")

rated B at the time of investment or higher by Moody's, S&P or Fitch or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The

Portfolio may invest up to 30% of its total assets in non-U.S.

dollar-denominated securities and may invest without limit in U.S.

dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from

non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indices, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

                                       72


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk

                            Credit Derivatives Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                                Leveraging Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                            Portfolio Turnover Risk

                            Securities Lending Risk

                                Short Sales Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       73


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999       2000      2001      2002      2003      2004      2005      2006      2007

        -8.62     0.94      2.46      8.68      4.84      4.78      2.46      4.32      8.99




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   3rd Quarter   2001:     5.79%

  Worst:  1st Quarter   1999:    (5.01)%





The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Lehman Brothers(Reg. TM) Aggregate

Bond ("LBAB") Index. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                     AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR     5 YEARS         10 YEARS

                                                          (OR LIFE OF CLASS)


CLASS S RETURN ................  8.99%       5.05%        3.80%(1)

LBAB Index ....................  6.97%       4.42%        5.90%(3)




(1)   Class S shares commenced operations on August 14, 1998.

(2)   PIMCO has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 the Portfolio had a different sub-adviser and different principal investment strategies.

(3)   The index return is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport

Beach, California 92660. As of December 31, 2007, PIMCO had over $746.3 billion in assets under management.


                                       74


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of

Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE")

is the indirect majority owner of AGI LP. Allianz SE is a European-based,

multinational insurance and financial services holding company.




NAME              POSITION AND RECENT BUSINESS EXPERIENCE

_________________ _____________________________________________________________________________________


William H. Gross  William H. Gross, portfolio manager, CFA, Managing Director and Chief Investment

                  Officer, was a founding partner of PIMCO in 1971. Mr. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and sets targets for various portfolio characteristics in accounts managed by PIMCO,

                  including for the Portfolio. Mr. Gross has over 30 years of investment experience.

                  He has managed the Portfolio since May 1, 2007.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       75


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with the preservation of capital and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities ("junk bonds") which may be represented by forwards or derivatives such as options,

futures contracts, or swap agreements rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating

Corporation, or Fitch Ratings, or if unrated, determined by the Sub-Adviser to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on the Sub-Adviser's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio also may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and

non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euros" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed"

securities and event-linked bonds, loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit,

fixed-time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions,

agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and

collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, including swaps. The Portfolio may also engage in short sales.


The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The

Portfolio may invest all of its assets in mortgage- or asset-backed securities.

The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs"

or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


                                       76


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk

                            Credit Derivatives Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                                Leveraging Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk

                            Portfolio Turnover Risk


                            Securities Lending Risk

                                Short Sales Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


                                       77


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001   2002   2003   2004   2005      2006      2007

                                                 4.33      8.95      2.86




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   4th Quarter   2006:     3.60%

  Worst:  1st Quarter   2005:    (1.24)%





The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Merrill Lynch U.S. High Yield,

BB-B Rated 2%, Constrained Index ("Merrill Lynch U.S. High Yield Constrained

Index") and the Merrill Lynch U.S. High Yield BB-B Rated Index ("Merrill Lynch

U.S. High Yield Rated Index"). The Merrill Lynch U.S. High Yield Constrained

Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer

(defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield

Rated Index is an unmanaged index of bonds rated BB and B by Moody's or

Standard & Poor's. The indices do not reflect fees, brokerage commissions,

taxes or other expenses of investing. It is not possible to invest directly in the indices.






                      AVERAGE ANNUAL TOTAL RETURNS(1)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR          5 YEARS         10 YEARS

                                               (OR LIFE OF CLASS)


CLASS S SHARES ................  2.86%         6.96%(1)              N/A

Merrill Lynch U.S. High Yield    3.21%         6.55%(2)              N/A

  Constrained Index

Merrill Lynch U.S. High Yield    2.68%         6.78%(2)              N/A

  Rated Index




(1)   Class S shares commenced operations on May 3, 2004.


(2)   The index returns are for the period beginning May 1, 2004.


MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport

Beach, California 92660. As of December 31, 2007, PIMCO had over $746.3 billion in assets under management.


                                       78


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of

Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE")

is the indirect majority owner of AGI LP. Allianz SE is a European-based,

multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the

Portfolio:





NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ ___________________________________________________________________________________


Mark T. Hudoff  Mr. Hudoff is an Executive Vice President and portfolio manager in the high-yield area. Mr. Hudoff joined PIMCO in 1996, previously having been associated with Bank

                Credit Analyst Research Group where he worked as a fixed-income strategist. He has over 20 years of investment experience. Mr. Hudoff has managed the Portfolio since May 2007.





The Statement of Additional Information provides additional information about the portfolios manger's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.


                                       79


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIONEER EQUITY INCOME PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Normally, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The income-producing equity securities in which the Portfolio may invest include common stocks, preferred stocks, equity-based exchange-traded funds ("ETFs")

and equity interests in real estate investment trusts ("REITs"). The

Sub-Adviser may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S.

government issuers. The Portfolio will not invest more than 5% of its total assets in the securities of emerging market issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks.


Generally, the Portfolio acquires debt securities that are investment grade,

but the Portfolio may invest up to 10% of its net assets in below investment grade debt securities, including convertible debt securities.

The Sub-Adviser uses a value approach to select the Portfolio's investments.

Using this investment style, the Sub-Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The

Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. In making these assessments, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations,

employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge,

experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

.  favorable expected returns relative to perceived risk;

.  management with demonstrated ability and commitment to the company;

.  low market valuations relative to earnings forecast, book value, cash flow and sales; and

.  good prospects for dividend growth.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                                  Credit Risk

                              Debt Securities Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                                       80


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Foreign Securities Risk

                  High-Yield, Lower Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk

                        Other Investment Companies Risk

                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

Since the Portfolio commenced operations on May 11, 2007, and therefore does not have a full calendar year of operations as of December 31, 2007, annual performance information is not provided. However, performance of a similarly managed fund is presented in the section of this Prospectus entitled

"Performance of Similarly Managed Mutual Funds."

MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A.,

one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2007,

assets under management were approximately $312 billion worldwide, including over $78 billion in assets under management by Pioneer.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                   POSITION AND RECENT BUSINESS EXPERIENCE

______________________ _____________________________________________________________________________________


John A. Carey          Mr. Carey, portfolio manager, has managed the Portfolio since November 2006. Mr.

                       Carey is an Executive Vice President and Portfolio Manager at Pioneer. Mr. Carey

                       joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.  Mr. Hunnewell, associate portfolio manager, has managed the Portfolio since November

                       2006. Mr. Hunnewell, a Vice President-Portfolio Manager of Pioneer, joined Pioneer as a Vice President-Assistant Portfolio Manager in August 2001 and has been an investment professional since 1985.



Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       81


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S.

issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds ("ETFs") that invest primarily in equity securities,

equity interests in real estate investment trust ("REITs"), depositary receipts, warrants, rights and preferred stocks. The Portfolio may invest up to

20% in REITs.

The Portfolio may also invest up to 20% of its total assets in foreign issuers.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser uses a value approach to select the Portfolio's investments.

Using this investment style, the Portfolio seeks securities believed by the

Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge,

experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

.  favorable expected returns relative to perceived risk;

.  above average potential for earnings and revenue growth;

.  low market valuations relative to earnings forecast, book value, cash flow and sales; and

.  a sustainable competitive advantage, such as a brand name, customer base,

   proprietary technology or economies of scale.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                           Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                                       82


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                        Other Investment Companies Risk

                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        16.76      5.07




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   2nd Quarter   2007:     6.18%

  Worst:  4th Quarter   2007:    (4.44)%




                                       83


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P 500(Reg. TM) Index is

an unmanaged index that measures the performance of securities of approximately

500 of the largest companies in the United States. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                      AVERAGE ANNUAL TOTAL RETURNS(1)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR          5 YEARS         10 YEARS

                                               (OR LIFE OF CLASS)


CLASS S RETURN ................  5.07%         11.53%(1)             N/A

S&P 500(Reg. TM) Index ........  5.49%         11.44%(2)             N/A




(1)   Class S shares commenced operations on May 3, 2005.

(2)   The index return is for the period beginning May 1, 2005.

MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A.,

one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2007,

assets under management were approximately $312 billion worldwide, including over $78 billion in assets under management by Pioneer.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                   POSITION AND RECENT BUSINESS EXPERIENCE

______________________ ____________________________________________________________________________________


John A. Carey          Mr. Carey, portfolio manager, has managed the Portfolio since April 2005. Mr. Carey is an Executive Vice President and Portfolio Manager at Pioneer. Mr. Carey joined

                       Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.  Mr. Hunnewell, associate portfolio manager, has managed the Portfolio since April

                       2005. Mr. Hunnewell, a Vice President-Portfolio Manager of Pioneer, joined Pioneer as a Vice President-Assistant Portfolio Manager in August 2001 and has been an investment professional since 1985.



Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment

Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       84


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-size companies. The

Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines mid-size companies as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company within the Russell Midcap(Reg. TM) Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap(Reg.

TM) Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap(Reg. TM) Value

Index measures the performance of U.S. mid-cap value stocks. The size of the companies in the index changes with market conditions and the composition of the index. The equity securities in which the Portfolio invests are common stocks, preferred stocks, depositary receipts, convertible debt and equity interests in real estate investment trusts ("REITs").


The Portfolio may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser uses a value approach to select the Portfolio's investments.

Using this investment style, the Portfolio seeks securities believed by the

Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, as well as an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

.  favorable expected returns relative to perceived risk;

.  management with demonstrated ability and commitment to the company;

.  low market valuations relative to earnings forecast, book value, cash flow and sales;

.  turnaround potential for companies that have been through difficult periods;

.  estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

.  issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                       85


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        12.35      5.52




                                       86


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   2nd Quarter   2007:      8.25%

  Worst:  4th Quarter   2007 :    (5.45)%





The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(Reg. TM) Value Index.

The Russell Midcap(Reg. TM) Value Index measures the performance of those

Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(Reg. TM) Value

Index. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                      1 YEAR           5 YEARS         10 YEARS

                                                  (OR LIFE OF CLASS)


CLASS S RETURN ................  5.52%           10.40%(1)             N/A

Russell Midcap(Reg. TM) Value    (1.42)%          12.24%(2)             N/A

  Index




(1)   Class S shares commenced operations on April 29, 2005.

(2)   The index return is for the period beginning May 1, 2005.

MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A.,

one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2007,

assets under management were approximately $312 billion worldwide, including over $78 billion in assets under management by Pioneer.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME              POSITION AND RECENT BUSINESS EXPERIENCE

_________________ _______________________________________________________________________________________


Timothy Horan     Mr. Horan, assistant portfolio manager, has managed the Portfolio since May 2006.

                  He joined Pioneer in 2005 as an assistant portfolio manager. Prior to joining Pioneer,

                  Mr. Horan was employed as an analyst at Boston Partners from 2004 to 2005 and at

                  State Street Research from 1998 to 2004.

J. Rodman Wright  Mr. Wright, portfolio manager, has managed the Portfolio since April 2005. Mr. Wright is a Senior Vice President of Pioneer. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.



Messrs. Wright and Horan are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment

Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       87


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING STOCK INDEX PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the

Standard & Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index

or equity securities of companies that are representative of the S&P 500(Reg.

TM) Index (including derivatives). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio invests principally in common stock and employs a "passive management" approach designed to track the performance of the S&P 500(Reg. TM)

Index, which is denominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the S&P 500(Reg. TM)

Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.

Under certain circumstances, the Portfolio may not hold all of the same securities as the S&P 500(Reg. TM) Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the S&P 500(Reg. TM) Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the S&P 500(Reg. TM) Index,

the Portfolio does not always perform exactly like its target index. Unlike the

S&P 500(Reg. TM) Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the S&P

500(Reg. TM) Index.

In the event that the Portfolio's market value is $50 million or less, in order to replicate investment in stocks listed on the S&P 500(Reg. TM) Index, the

Sub-Adviser may invest the entire amount of the Portfolio's assets in S&P

500(Reg. TM) Index futures, in exchange-traded funds ("ETFs"), or in a combination of S&P 500(Reg. TM) Index futures and ETFs, subject to any limitation on the Portfolio's investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Derivatives Risk

                             Equity Securities Risk

                       Inability to Sell Securities Risk

                              Index Strategy Risk

                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                            Securities Lending Risk

                                       88


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class S shares did not have a full calendar year of operations as of

December 31, 2007 the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class I shares'

performance from year to year. Class I shares' performance has been adjusted to reflect the higher expenses of the Class S shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001   2002   2003   2004   2005      2006       2007

                                                 4.33      15.23      5.01




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   4th Quarter   2006:     6.58%

  Worst:  4th Quarter   2007:    (3.42)%




                                       89


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P 500(Reg. TM) is an

unmanaged index that measures the performance of securities of approximately

500 of the largest companies in the United States. Class I shares' performance has been adjusted to reflect the higher expenses of Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                      AVERAGE ANNUAL TOTAL RETURNS(1)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR          5 YEARS         10 YEARS

                                               (OR LIFE OF CLASS)


CLASS I SHARES (ADJUSTED) .....  5.01%          9.48%(1)             N/A

S&P 500(Reg. TM) Index ........  5.49%         10.03%(2)             N/A





(1)   Class I shares commenced operations on May 3, 2004. Class I shares are not offered in this Prospectus. If they had been offered, Class S shares would have had substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities.

      Annual return would differ only to the extent Class I and Class S shares have different expenses.


(2)   The index return is for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individuals are jointly responsible for the day-to-day management of the Portfolio:




NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ________________________________________________________________________________________


Omar Aguilar, Ph.D.  Dr. Aguilar, portfolio manager, has managed the Portfolio since December 2005 and has co-managed the Portfolio since April 2007. Dr. Aguilar has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since

                     1999.

Vincent Costa        Vincent Costa, portfolio manager, has co-managed the Portfolio since April 2007.

                     Mr. Costa joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from

                     Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative

                     Investment strategies.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       90


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

SUB-ADVISER

ING Investment Management Advisors, B.V. ("IIMA")

INVESTMENT OBJECTIVE

Outperform the total return performance of the Morgan Stanley Capital

International Europe, Australasia and Far East(Reg. TM) ("MSCI EAFE(Reg. TM)")

Index, while maintaining a market level of risk. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the MSCI EAFE(Reg. TM) Index,

exchange-traded funds ("ETFs"), and derivatives (including futures and options)

whose economic returns are similar to the MSCI EAFE(Reg. TM) Index or its components. The Portfolio will provide shareholders with at least 60 days'

prior notice of any change in this investment policy. The MSCI EAFE(Reg. TM)

Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in

Europe, Australasia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.


The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE(Reg. TM) Index.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(Reg. TM) Index that it believes will outperform the MSCI EAFE(Reg. TM) Index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE(Reg. TM) Index. In determining stock weightings, the

Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(Reg. TM) Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between

300 and 400 of the stocks included in the MSCI EAFE(Reg. TM) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(Reg. TM) Index, the

Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE(Reg. TM) Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(Reg. TM) Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE(Reg. TM)

Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                              Index Strategy Risk

                             Investment Models Risk


                                  Manager Risk


                                       91


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        24.97      8.16




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:





  Best:   4th Quarter   2006:    10.03%

  Worst:  4th Quarter   2007:    (3.49)%




                                       92


--------------------------------------------------------------------------------

                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International

Europe, Australasia and Far East(Reg. TM) Index ("MSCI EAFE(Reg. TM) Index").

The MSCI EAFE(Reg. TM) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.






                      AVERAGE ANNUAL TOTAL RETURNS(1)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR          5 YEARS         10 YEARS

                                               (OR LIFE OF CLASS)


CLASS S RETURN ................   8.16%        17.92%(1)             N/A

MSCI EAFE(Reg. TM) Index ......  11.17%        20.38%(2)             N/A




(1)   Class S shares commenced operations on July 29, 2005.

(2)   The index return is for the period beginning August 1, 2005.

MORE ON SUB-ADVISER


IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991).

It currently has its principal office in Prinses Beatrixlaan 15, 2595 AK The

Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep. IIMA is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The

Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over

$225 billion as of December 31, 2007.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME           POSITION AND RECENT BUSINESS EXPERIENCE

______________ ______________________________________________________________________________________


Carl Ghielen   Mr. Ghielen, portfolio manager, has been co-manager of the Portfolio since July 2005.

               He is responsible for stock selection as well as coordinating efforts on behalf of

               IIMA and certain ING affiliates' international equity teams. Mr. Ghielen has over 16 years of investment experience. Prior to joining IIMA in 2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen  Mr. Jansen, Portfolio Manager, has been the co-manager of the Portfolio since July

               2005. He joined IIMA or its affiliates in 1997 as senior manager and has 27 years of investment experience. Prior to joining ING, Mr. Jansen was responsible for the U.S.

               equity and venture capital portfolios at a large corporate Dutch pension fund.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       93


--------------------------------------------------------------------------------

                          PORTFOLIO FEES AND EXPENSES

--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by the Class S shares of the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2007. Actual expenses paid by the

Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable

Contract or Qualified Plan. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a

Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT).

Not Applicable.

                                 CLASS S SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)





                                   MANAGEMENT    SHAREHOLDER            OTHER

PORTFOLIO                            FEE       SERVICES FEE          EXPENSES


ING Disciplined Small Cap Value   0.55%         0.25%             0.13%(4)

ING Evergreen Health              0.75%         0.25%             0.00%

  Sciences(6)

ING Evergreen Omega(6)            0.60%         0.25%             0.00%

ING Global Real Estate            0.80%         0.25%             0.17%(4)

ING Global Resources(6)           0.64%         0.25%             0.00%

ING International Growth          1.00%         0.25%             0.01%

  Opportunities(6)

ING Janus Contrarian(6)           0.74%         0.25%             0.00%

ING JPMorgan Emerging Markets     1.25%         0.25%             0.00%

  Equity(6)

ING JPMorgan Small Cap Core       0.87%         0.25%             0.01%

  Equity(6)

ING JPMorgan Value                0.40%         0.25%             0.14%(4)

  Opportunities

ING Julius Baer Foreign(6)        0.87%         0.25%             0.00%

ING Legg Mason Value(6)           0.74%         0.25%             0.00%

ING Limited Maturity Bond(6)      0.27%         0.25%             0.00%

ING Liquid Assets(6)              0.27%         0.25%             0.01%

ING Marsico Growth(6)             0.77%         0.25%             0.00%

ING Marsico International         0.54%         0.25%             0.18%(4)

  Opportunities

ING MFS Total Return(6)           0.64%         0.25%             0.00%

ING MFS Utilities                 0.60%         0.25%             0.17%(4)

ING Oppenheimer Main              0.64%         0.25%             0.00%

  Street(Reg. TM)(6)

ING PIMCO Core Bond(6)            0.57%         0.25%             0.00%

ING PIMCO High Yield(6)           0.49%         0.25%             0.01%

ING Pioneer Equity Income         0.65%         0.25%             0.13%(4)(10)

ING Pioneer Fund(6)               0.73%         0.25%             0.01%

ING Pioneer Mid Cap Value(6)      0.64%         0.25%             0.00%

ING Stock Index(6)                0.26%         0.25%             0.00%

ING VP Index Plus                 0.45%         0.25%             0.16%(4)

  International Equity


                                       ACQUIRED           TOTAL              WAIVERS,              NET

                                     FUND FEES          OPERATING        REIMBURSEMENTS,       OPERATING

PORTFOLIO                        AND EXPENSES(2)       EXPENSES       AND RECOUPMENTS(3)      EXPENSES


ING Disciplined Small Cap Value     0.01%            0.94%(5)                 -            0.94%

ING Evergreen Health                0.00%(7)         1.00%                    -              1.00%(8)

  Sciences(6)

ING Evergreen Omega(6)             N/A               0.85%                    -              0.85%(8)

ING Global Real Estate              0.00%(7)         1.22%                (0.07)%            1.15%

ING Global Resources(6)             0.00%(7)         0.89%                    -              0.89%

ING International Growth            0.00%(7)         1.26%                    -              1.26%

  Opportunities(6)

ING Janus Contrarian(6)            N/A               0.99%                    -              0.99%(8)

ING JPMorgan Emerging Markets      N/A               1.50%                    -              1.50%

  Equity(6)

ING JPMorgan Small Cap Core        N/A               1.13%                (0.03)%(9)         1.10%

  Equity(6)

ING JPMorgan Value                 N/A               0.79%                (0.01)%            0.78%

  Opportunities

ING Julius Baer Foreign(6)          0.02%            1.14%(5)             (0.00)%(9)         1.14%

ING Legg Mason Value(6)            N/A               0.99%                    -              0.99%(8)

ING Limited Maturity Bond(6)        0.00%(7)         0.52%                    -              0.52%

ING Liquid Assets(6)               N/A               0.53%                    -              0.53%

ING Marsico Growth(6)              N/A               1.02%                    -              1.02%

ING Marsico International          N/A               0.97%                (0.04)%            0.93%

  Opportunities

ING MFS Total Return(6)            N/A               0.89%                    -              0.89%(8)

ING MFS Utilities                  N/A               1.02%                    -              1.02%(8)

ING Oppenheimer Main                0.00%(7)         0.89%                    -              0.89%

  Street(Reg. TM)(6)

ING PIMCO Core Bond(6)             N/A               0.82%                (0.01)%(9)         0.81%

ING PIMCO High Yield(6)            N/A               0.75%                    -              0.75%

ING Pioneer Equity Income          N/A               1.03%(10)            (0.09)%            0.94%(8)

ING Pioneer Fund(6)                N/A               0.99%                (0.05)%            0.94%

ING Pioneer Mid Cap Value(6)       N/A               0.89%                    -              0.89%

ING Stock Index(6)                  0.00%(7)         0.51%                    -              0.51%

ING VP Index Plus                   0.00%(7)         0.86%                (0.06)%            0.80%

  International Equity





(1)   This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of ING Disciplined Small Cap Value Portfolio, these expenses are based on each Portfolio's actual operating expenses for

      Class S shares for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which DSL and ING

      Investments, as Advisers to the Portfolios, have agreed for each

      Portfolio for the current fiscal year. Because Class S shares of ING

      Disciplined Small Cap Value Portfolio had not commenced operations as of

      December 31, 2007, expenses are based on the Portfolio's actual operating expenses for Class I shares as adjusted for contractual changes, if any,

      and fee waivers to which ING Investments has agreed.


(2)   The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolios directly. These fees and expenses include each

                                       94


--------------------------------------------------------------------------------

                    PORTFOLIO FEES AND EXPENSES (continued)

--------------------------------------------------------------------------------

  Portfolio's pro rata share of the cumulative expenses charged by the

  Acquired Funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Operating Expenses.


(3)   DSL and ING Investments have entered into written expense limitation agreements with certain of their respective Portfolios, under which they will limit expenses of these Portfolios, excluding interest, taxes,

      brokerage, extraordinary expenses and Acquired Fund Fees and Expenses, if applicable, subject to possible recoupment by DSL or ING Investments within three years. The amount of these Portfolios' expenses waived,

      reimbursed or recouped during the last fiscal year, or in the case of a new portfolio, are proposed to be waived or reimbursed in the ensuing fiscal year, is shown under the heading Waivers, Reimbursements, and

      Recoupments. The expense limitation agreements will continue through at least May 1, 2009, except for ING Pioneer Equity Income Portfolio and ING

      Pioneer Mid Cap Value Portfolio which will continue through at least May

      1, 2010. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL or ING Investments provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the Management Agreement. In addition, the expense limitation agreements may be terminated by the Trust upon at least 90 days' written notice to the applicable Portfolio's Adviser, DSL or ING

      Investments. Pursuant to a side agreement, effective May 11, 2007, DSL has effected an expense limit for ING Pioneer Fund Portfolio through May

      1, 2009. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it. Pursuant to a side agreement effective April 30, 2007, DSL has effected an expense limit for ING Janus Contrarian Portfolio through May

      1, 2009. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it. For more information regarding the expense limitation agreements or side agreements for these Portfolios, please see the

      Statement of Additional Information.



(4)   Pursuant to its administration agreement with the Trust, ING Funds

      Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets for ING Disciplined Small Cap Value, ING Global

      Real Estate, ING JPMorgan Value Opportunities, ING Marsico International

      Opportunities, ING MFS Utilities, ING Pioneer Equity Income, and ING VP

      Index Plus International Equity Portfolios, average daily net assets,

      which is reflected in Other Expenses.



(5)   The Total Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial

      Highlights, which reflect the operating expenses of the Portfolios and do not include acquired fund fees and expenses.



(6)   The Management Agreement between the Trust and one of its Advisers, DSL,

      provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING

      Disciplined Small Cap Value, ING Global Real Estate, ING JPMorgan Value

      Opportunities, ING Marsico International Opportunities, ING MFS

      Utilities, ING Pioneer Equity Income and ING VP Index Plus International

      Equity Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial,

      administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.

      Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the

      Trustees and Officers Errors and Omissions Liability Insurance coverage,

      any taxes paid by the Portfolios, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses,

      and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(7)   Amount represents less than 0.01% and is included in Other Expenses.



(8)   A portion of the brokerage commissions that ING Evergreen Health Sciences

      Portfolio, ING Evergreen Omega Portfolio, ING Janus Contrarian Portfolio,

      ING Legg Mason Value Portfolio, ING MFS Total Return Portfolio, ING MFS

      Utilities Portfolio and ING Pioneer Equity Income Portfolio pay is used to reduce each Portfolio's expenses. Including these reductions, the total Net Operating Expenses for each Portfolio for the year ended

      December 31, 2007 would have been 0.98%, 0.84%, 0.97%, 0.98%, 0.88%,

      0.99% and 0.93%, respectively. This arrangement can be discontinued at any time.



(9)   DSL has contractually agreed to waive a portion of the advisory fee for

      ING JPMorgan Small Cap Core Equity Portfolio, ING Julius Baer Foreign

      Portfolio and ING PIMCO Core Bond Portfolio. Based upon average net assets as of December 31, 2007 for ING JPMorgan Small Cap Core Equity

      Portfolio, the advisory fee waiver would equal (0.03)% and the waiver will continue through at least May 1, 2009. Based upon average net assets as of December 31, 2007 for ING Julius Baer Foreign Portfolio, the

      advisory fee waiver would be more than (0.005)% and the waiver will continue through at least May 1, 2009. Effective April 1, 2008, based upon average net assets as of February 29, 2008 for ING PIMCO Core Bond

      Portfolio, the advisory fee waiver would equal (0.01)% and the waiver will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after such dates. These agreements will only renew if DSL elects to renew it.



(10)  Includes 0.01% of non-recurring offering expenses for ING Pioneer Equity

      Income Portfolio. Excluding this amount Total Operating Expenses would have been 1.02%.


                                       95


--------------------------------------------------------------------------------

                    PORTFOLIO FEES AND EXPENSES (continued)

--------------------------------------------------------------------------------


EXAMPLES. The Examples are intended to help you compare the cost of investing in Class S shares of the Portfolios with the cost of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be,

imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary. The Examples assume that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Class S shares'

operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






PORTFOLIO                         1 YEAR    3 YEARS    5 YEARS    10 YEARS


ING Disciplined Small Cap Value     $96       $300       $520      $1,155

ING Evergreen Health Sciences      $102       $318       $552      $1,225

ING Evergreen Omega                 $87       $271       $471      $1,049

ING Global Real Estate(1)          $117       $380       $664      $1,471

ING Global Resources                $91       $284       $493      $1,096

ING International Growth           $128       $400       $692      $1,523

  Opportunities

ING Janus Contrarian               $101       $315       $547      $1,213

ING JPMorgan Emerging Markets      $153       $474       $818      $1,791

  Equity

ING JPMorgan Small Cap Core        $112       $356       $619      $1,372

  Equity(1)

ING JPMorgan Value                  $80       $251       $438        $977

  Opportunities(1)

ING Julius Baer Foreign            $116       $362       $628      $1,386

ING Legg Mason Value               $101       $315       $547      $1,213

ING Limited Maturity Bond           $53       $167       $291        $653

ING Liquid Assets                   $54       $170       $296        $665

ING Marsico Growth                 $104       $325       $563      $1,248

ING Marsico International           $95       $305       $532      $1,186

  Opportunities(1)

ING MFS Total Return                $91       $284       $493      $1,096

ING MFS Utilities                  $104       $325       $563      $1,248

ING Oppenheimer Main                $91       $284       $493      $1,096

  Street(Reg. TM)

ING PIMCO Core Bond(1)              $83       $261       $454      $1,013

ING PIMCO High Yield                $77       $240       $417        $930

ING Pioneer Equity Income(1)        $96       $308       $547      $1,233

ING Pioneer Fund(1)                 $96       $310       $542      $1,208

ING Pioneer Mid Cap Value           $91       $284       $493      $1,096

ING Stock Index                     $52       $164       $285        $640

ING VP Index Plus                   $82       $268       $471      $1,055

  International Equity(1)




(1)   The Example numbers reflect the expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

                                       96


--------------------------------------------------------------------------------

                           SUMMARY OF PRINCIPAL RISKS

--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT

PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT

ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S

INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL

RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTION OF THE PORTFOLIOS"

SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL

PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF

INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ASSET ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING RISK. A Portfolio may borrow for temporary emergency purposes,

including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. A cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call,"

or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

COMMODITIES RISK. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand,

levels of domestic production and imported commodities, energy conservation,

domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing,

distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

CREDIT DERIVATIVES RISK. Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A

Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the

Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the

U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.


Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


                                       97


--------------------------------------------------------------------------------

                     SUMMARY OF PRINCIPAL RISKS (continued)

--------------------------------------------------------------------------------


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in depositary receipts,

including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts,

to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index.

Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio.

Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940

Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a

Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have,

negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to:

price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities.

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established

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companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S.

investments for many reasons, including changes in currency exchange rates;

unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries;

foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying,

selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global

Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities

(commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.

These less liquid securities could include securities of small- and mid-sized

U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


INCOME RISK. A Portfolio's income may fall due to falling interest rates.

Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDEX STRATEGY RISK. Certain Portfolios uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the index performance may be affected by the

Portfolio's expenses, and the timing of purchases and redemptions of the

Portfolio's shares.

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INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by market industry.


INITIAL PUBLIC OFFERINGS ("IPO") RISK. IPOs may be more volatile than other securities. IPOS may have a magnified impact on a portfolio during the start-up phase when the Portfolio's assets base is relatively small. However, theres is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates.

When interest rates are rising, the prices of debt securities tend to fall.

When interest rates are falling, the prices of debt securities tend to rise.

Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS RISK. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a

Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The

Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition.

Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities

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that are not part of a Portfolio's principal investment strategy. For example,

if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Many sub-advisers of equity Portfolios employ styles that are characterized as

"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.

For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some

Portfolios that are characterized as growth or value can have greater volatility than other Portfolios managed by other managers in a growth or value style.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small-

and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger,

fully-valued companies. Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result,

stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions.

For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time.

Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely,

fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines,

more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a

Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition,

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mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

NATURAL RESOURCES RISK. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental cost.

The production and marketing of natural resources may be affected by action and changes in governments.

OTHER INVESTMENT COMPANIES RISK. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and

Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's

Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial

Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds

("iShares"). The main risk of investing in other investment companies

(including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees,

administration fees and custodial fees) in addition to the expenses of the

Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii)

trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the

OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of a Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of a Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.

Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

REAL ESTATE INVESTMENT TRUSTS ("REITS") RISK. Investing in REITs may subject a

Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type.

These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on

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or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A

Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector,

volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S.

government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a

Portfolio to the risk that it will be required to buy the security sold short

(also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a

Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.


SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies.

Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, a Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves,

political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International

Monetary Fund or other multilateral

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agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company.

Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage

Association. Other U.S. government securities are not direct obligations of the

U.S. Treasury, but rather are backed by the ability to borrow directly from the

U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S.

government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

UTILITIES INDUSTRY RISK. A Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies,

especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies'

diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on a Portfolio than on a fund with a more broadly diversified portfolio.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under the

Portfolio's principal investment strategies, is diversified, as defined in the

1940 Act. A diversified portfolio may not, as to 75% of its total assets,

invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio is non-fundamental. Investment policies are fundamental if so designated in this Prospectus or in the

Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the

Portfolio's name. For more information about these policies, please consult the

SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at

http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names,

investment objectives and principal investment strategies as those of the

Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern.

Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the

Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalent, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES


In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the

Portfolios (except for ING Disciplined Small Cap Value, ING Global Real Estate,

ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING

MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International

Equity Portfolios). DSL procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSL also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost


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for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses,

such as litigation or indemnification expenses.


The Trust pays a management fee to DSL and ING Investments for their services.

Out of this management fee, DSL and ING Investments in turn pay the sub-Advisers their respective Sub-advisory fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement,

under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING Disciplined Small Cap Value, ING Global Real

Estate, ING JPMorgan Value Opportunities, ING Marsico International

Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index

Plus International Equity Portfolios), including custodial, administrative,

transfer agency, portfolio accounting, auditing and ordinary legal expenses.

Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds

Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which

ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds

Services on behalf of ING Disciplined Small Cap Value, ING Global Real Estate,

ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING

MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International

Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSL and ING Disciplined Small Cap Value, ING Global Real Estate,

ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING

MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International

Equity Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the

Portfolios for compliance with applicable legal requirements and monitors the

Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the

principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed

Services, Inc. ("DSI"), the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory

Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public

Disclosure Hotline at 800-289-9999.

SERVICE FEES


The Trust has entered into a Shareholder Services Plan ("Plan") for the Class S shares of each Portfolio. The Plan allows ING Funds Distributor, the

Distributor, to use payments under the Plan for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolios. Services that may be provided under the Plan include, among other things, providing information about the

Portfolios. Under the Plan, each Portfolio makes payments to ING Funds

Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.


Effective July 10, 2002, in connection with the implementation of the Multiple

Class Plan, the management fee for those Portfolios that commenced operations prior to May 2002 was reduced by 0.25%, the same amount as the new service fee.

HOW ING COMPENSATES ENTITIES OFFERING ITS PORTFOLIOS AS INVESTMENT OPTIONS IN

THEIR INVESTMENT PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Plan, the Portfolios' Adviser or Distributor

(collectively "ING"), out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional


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compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable

Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING

Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra

Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity

Company; ReliaStar Life Insurance Company; ReliaStar Company of New York;

Security Life of Denver; ING USA Annuity and Life Insurance Company and ING

Life Insurance Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates.

These methods do not impact the costs incurred when investing in one of the

Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in

Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable

Contracts and for services provided to Variable Contract owners. Neither the

Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS


Each Portfolio is available to serve as an investment option offered through

Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as

amended and the underlying U.S. Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to

Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified

Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the

Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent.

In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE")

(normally 4:00 p.m. Eastern time unless

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otherwise designated by the NYSE). The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The

Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified

Plans, other investment companies or other permitted investors. Certain

Portfolios may not be available as investment options in your Variable

Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account,

investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Each Portfolio's shares may be purchased by other investment companies,

including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management.

For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Advisers and Sub-Advisers will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios'

administrator has agreements which require such intermediaries to provide detailed account information including trading history, upon request of the

Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent,

short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a

Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each

Adviser or a Sub-Adviser to invest assets in an orderly, long-term manner.

Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios'

performance.

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Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a

Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV,

investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing"

presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage,

stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a

Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI.

Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios'

website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

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                                NET ASSET VALUE

--------------------------------------------------------------------------------

The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days.

The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the

Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest,

approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the

Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

.  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

.  Securities of an issuer that has entered into a restructuring;

.  Securities whose trading has been halted or suspended;

.  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

.  Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each

Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the

Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios,

it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share,

although there may be circumstances under which this goal cannot be achieved.

The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio,

there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

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ADVISERS


DSL, a Delaware limited liability company, and ING Investments, an Arizona limited liability company, serve as the investment adviser to each of their respective Portfolios. DSL and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSL and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios. DSL and ING Investments are registered with the SEC as investment advisers and DSL is registered with the FINRA as a broker-dealer.


On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.


DSL and ING Investments are indirect, wholly-owned subsidiaries of ING Groep

N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in

Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed approximately $47.4 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody

Drive, West Chester, PA 19380. ING Investments began investment management in

April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona

85258. As of December 31, 2007, ING Investments had approximately $54 billion in registered investment company assets.

DSL and ING Investments has engaged one or more sub-advisers to provide day-to-day management of each Portfolio's portfolio. Some of these sub-advisers are affiliates of DSL and ING Investments, and some are independent.

DSL and ING Investments, subject to the supervision of the Board, each act as a

"manager-of-managers" for their respective Portfolios. DSL and ING Investments delegate to the sub-adviser of their respective Portfolios the responsibility for investment management, subject to DSL and ING Investment's oversight. DSL and ING Investments is responsible for monitoring the investment program and performance of the sub-advisers of their respective Portfolios. From time to time, DSL and ING Investments may also recommend the appointment of additional or replacement of non-affiliated sub-advisers to their respective Portfolios'

Board. It is not expected that DSL and ING Investments would normally recommend replacement of affiliated sub-advisers as part of their oversight responsibilities. The Portfolios and DSL and ING Investments have received exemptive relief from the SEC to permit DSL and ING Investments, with the approval of the Portfolios' Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, without submitting the contract to a vote, of the Portfolios'

shareholders. A Portfolio will notify shareholders of any change in the identity of a sub-adviser of a Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either DSL and ING Investments or the Portfolios' Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL and ING Investments may assume day-to-day investment management of the Portfolios.


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                    MANAGEMENT OF THE PORTFOLIOS (continued)

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ADVISORY FEES

DSL or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual advisory fee paid by each

Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:





                                                ADVISORY FEES

PORTFOLIO                        (AS A % OF AVERAGE DAILY NET ASSETS)


     ING Disciplined Small Cap                      0.55%

  Value

     ING Evergreen Health                           0.75%

  Sciences

     ING Evergreen Omega                            0.60%

     ING Global Real Estate                         0.80%

     ING Global Resources                           0.64%

     ING International Growth                       1.00%

  Opportunities

     ING Janus Contrarian                           0.74%

     ING JPMorgan Emerging                          1.25%

  Markets Equity

     ING JPMorgan Small Cap                         0.87%

  Core Equity

     ING JPMorgan Value                             0.40%

  Opportunities

     ING Julius Baer Foreign                        0.87%

     ING Legg Mason Value                           0.74%

     ING Limited Maturity Bond                      0.27%

     ING Liquid Assets                              0.27%

     ING Marsico Growth                             0.77%

     ING Marsico International                      0.54%

  Opportunities

     ING MFS Total Return                           0.64%

     ING MFS Utilities                              0.60%

     ING Oppenheimer Main                           0.64%

  Street(Reg. TM)

     ING PIMCO Core Bond                            0.57%

     ING PIMCO High Yield                           0.49%

     ING Pioneer Equity                             0.65%

  Income(1)

     ING Pioneer Fund                               0.73%

     ING Pioneer Mid Cap Value                      0.64%

     ING Stock Index                                0.26%

     ING VP Index Plus                              0.45%

  International Equity




(1)   Because the Portfolio had not had a full calendar year of operations as of December 31, 2007, the advisory fee for the Portfolio reflects the current contract rate.


For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios'

(except ING Pioneer Equity Income Portfolio) annual shareholder report dated

December 31, 2007. For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships for ING Pioneer

Equity Income Portfolio, please refer to the Portfolio's semi-annual shareholder report dated June 30, 2007.


                                      112


--------------------------------------------------------------------------------

                            TAXES AND DISTRIBUTIONS

--------------------------------------------------------------------------------

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain.

Each Portfolio also intends to comply with the diversification requirements of

Section 817(h) of the Code and the underlying regulations for Variable

Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

Since the sole shareholders of a Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF

YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS

FOR THE VARIABLE CONTRACT.

                                      113


--------------------------------------------------------------------------------

                 PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

--------------------------------------------------------------------------------


ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity

Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Marsico

International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Pioneer

Equity Income Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value

Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by IIMA, ING CRES, JPMorgan, Marsico, MFS or Pioneer.


While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable

Funds would be negatively impacted if the total operating expenses of the

Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each

Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT

REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE

INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD

REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE

STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE

INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE

PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each

Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable

Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable

Funds for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmarks.(1)





                                                                            10 YEARS

                                                                           (OR SINCE

                                      1 YEAR      3 YEARS    5 YEARS       INCEPTION)


ING Global Real Estate Fund-     (6.87)%        14.27%      23.50%      20.79%(2)

  Class A (IGLAX)

(Comparable to ING Global Real

Estate Portfolio)

S&P/Citigroup World Property     (7.23)%        14.31%      23.53%      20.32%(3)

  Industry Index

ING Index Plus International      7.38%             -         -         15.12%(4)

  Equity Fund - Class A (IFIAX)

(Comparable to ING VP Index

Plus International Equity

Portfolio)

MSCI EAFE(Reg. TM) Index ......  11.17%         16.83%      21.59%       8.37%(5)

JPMorgan Emerging Markets Fund   36.54%         32.78%      36.82%      30.70%(6)

  - Class A (JFAMX)

(Comparable to ING JPMorgan

Emerging Markets Equity

Portfolio)

MSCI Emerging Market IndexSM ..  39.39%         35.15%      37.02%      32.24%(7)

JPMorgan Value Opportunities     (1.49)%         6.98%      13.72%       8.86%(8)

  Fund - Class A (JVOAX)

(Comparable to ING JPMorgan

Value Opportunities Portfolio)

Russell 1000(Reg. TM) Value      (0.17)%         9.32%      14.63%      11.92%(9)

  Index

Marsico International            20.47%         21.17%      24.13%      11.17%(10)

  Opportunities Fund (MIOFX)




                                      114


--------------------------------------------------------------------------------

           PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS (continued)

--------------------------------------------------------------------------------





                                                                           10 YEARS

                                                                          (OR SINCE

                                     1 YEAR      3 YEARS    5 YEARS      INCEPTION)


(Comparable to ING Marsico

International

Opportunities Portfolio)

MSCI EAFE(Reg. TM) Index ......   11.17%       16.83%     21.59%         6.20%(11)

MFS Utilities Fund - Class A      27.58%       25.16%     28.19%        12.56%

  (MMUFX)

(Comparable to ING MFS

Utilities Portfolio)

S&P 500(Reg. TM) Utilities        19.25%       19.02%     21.44%         7.75%

  Index

Merrill Lynch U.S. High Yield      3.19%        5.25%      9.51%         5.55%

  BB-B Rated Index

Pioneer Equity Income Fund -       0.07%        9.18%     13.35%         6.94%

  Class A (PEQIX)

(Comparable to ING Pioneer

Equity Income Portfolio)

Pioneer Equity Income              0.07%        9.18%     13.35%         6.94%

  Portfolio VCT I

(Comparable to ING Pioneer

Equity Income Portfolio)

Russell 1000(Reg. TM) Value       (0.17)%       9.32%     14.63%        11.92%

  Index

Pioneer Fund - Class A (PIODX)     4.70%        9.04%     12.51%         6.67%

(Comparable to ING Pioneer

Fund Portfolio)

S&P 500(Reg. TM) Index ........    5.49%        8.62%     12.83%         5.91%

Pioneer Mid Cap Value Fund -       5.31%        8.40%     16.23%         9.54%

  Class A (PCGRX)

(Comparable to ING Pioneer Mid

Cap Value Portfolio)

Russell Midcap(Reg. TM) Value     (1.42)%      10.11%     17.92%        10.18%

  Index





(1)   The S&P/Citigroup World Property Industry is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities. The MSCI

      EAFE(Reg. TM) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The Russell

      1000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(Reg. TM) Utilities

      Index measures the performance of the utilities sector. The S&P 500(Reg.

      TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United

      States. The Russell Midcap(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The

      Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and B by Moody's or S&P.

(2)   Fund commenced operations on November 5, 2001.

(3)   Index return is for period beginning November 1, 2001.

(4)   Fund commenced operations on December 21, 2005.

(5)   Index return is for period beginning January 1, 2006.

(6)   Fund commenced operations on September 28, 2001.

(7)   Index return is for period beginning October 1, 2001.

(8)   Fund commenced operations on December 31, 2001.

(9)   Index return is for period beginning January 1, 2002.

(10)  Fund commenced operations on June 30, 2000.

(11)  Index return is for period beginning July 1, 2000.


                                      115


--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's Class S shares' financial performance for the past 5 years

(or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. The information has been derived from the Portfolios' financial statements, which have been audited by

KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

Because the Class S shares of ING Disciplined Small Cap Value Portfolio had not commenced operations as of December 31, 2007 (the Portfolio's fiscal year end),

financial highlights are presented for Class I shares of the Portfolio.


--------------------------------------------------------------------------------

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO





                                                  CLASS I

                                        ___________________________

                                          YEAR ENDED    APRIL 28,

                                         DECEMBER 31,   2006(1) TO

                                        _____________  DECEMBER 31,

                                             2007          2006

                                        _____________ _____________


PER SHARE OPERATING

 PERFORMANCE:

Net asset value, beginning of     $          10.97         10.00

  period

Income (loss) from investment

  operations:

Net investment income             $           0.22*         0.11

Net realized and unrealized       $          (1.75)         0.86

  gain (loss) on investments

Total from investment             $          (1.53)         0.97

  operations

Less distributions from:

Net investment income             $           0.04             -

Net realized gains on             $           0.05             -

  investments

Total distributions               $           0.09             -

Net asset value, end of period    $           9.35         10.97

TOTAL RETURN(2)                   %         (14.09)         9.70

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period         $        191,824        61,423

  (000's)

Ratios to average net assets:

Expenses(3)(4)                    %           0.68          0.75

Net investment income(3)(4)       %           2.06          1.86

Portfolio turnover rate           %            173           163




--------------------------------------------------------------------------------

(1)   Commencement of operations.


(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


(3)   Annualized for periods less than one year.


(4)   The Adviser has agreed to limit expenses, (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      ING Investments, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout period.


                                      116


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING EVERGREEN HEALTH SCIENCES PORTFOLIO





                                                                CLASS S

                                         _____________________________________________________

                                                       YEAR ENDED                    MAY 3,

                                                      DECEMBER 31,                 2004(1) TO

                                         ______________________________________   DECEMBER 31,

                                             2007         2006         2005           2004

                                         ___________  ___________  ____________  _____________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $         12.17        10.69         10.00         10.00

  period

Income (loss) from investment

  operations:

Net investment income (loss)      $          0.02         0.02          0.00*        (0.01)

Net realized and unrealized       $          1.01         1.46          1.04          0.01

gain on investments and foreign

  currency related transactions

Total from investment             $          1.03         1.48          1.04             -

  operations

Less distributions from:

Net investment income             $          0.02            -          0.00*            -

Net realized gains on             $          0.46         0.00*         0.35             -

  investments

Total distributions               $          0.48         0.00*         0.35             -

Net asset value, end of period    $         12.72        12.17         10.69         10.00

TOTAL RETURN(2)                   %          8.56        13.89         10.41          0.00*

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period         $       219,634      202,218       166,655        31,957

  (000's)

Ratios to average net assets:

Gross expenses prior to           %          1.00         1.02          1.01          1.00

expense waiver and brokerage

  commission recapture(3)

Net expenses after expense        %          1.00         1.02          1.01          1.00

waiver and prior to brokerage

  commission recapture(3)

Net expenses after expense        %          0.98         1.00          1.01          1.00

waiver and brokerage commission

  recapture(3)

Net investment income (loss)      %          0.14         0.14         (0.04)        (0.27)

after expense waiver and

brokerage commission

  recapture(3)

Portfolio turnover rate           %            81           37           118            88




--------------------------------------------------------------------------------

(1)   Commencement of operations.


(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year are not annualized.


(3)   Annualized for periods less than one year.

*     Amount is less than $0.005 or 0.005%.

--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO





                                                             CLASS S

                                         _______________________________________________

                                                    YEAR ENDED                 MAY 3,

                                                   DECEMBER 31,              2004(1) TO

                                         ________________________________   DECEMBER 31,

                                           2007       2006        2005          2004

                                         ________  _________  ___________  _____________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $       11.57      10.96       10.54         10.00

  period

Income (loss) from investment

  operations:

Net investment income (loss)      $        0.03       0.01       (0.02)         0.03

Net realized and unrealized       $        1.32       0.60        0.44          0.56

  gain on investments

Total from investment             $        1.35       0.61        0.42          0.59

  operations

Less distributions from:

Net investment income             $        0.01          -           -          0.05

Net realized gains on             $        0.11          -           -             -

  investments

Total distributions               $        0.12          -           -          0.05

Net asset value, end of period    $       12.80      11.57       10.96         10.54

TOTAL RETURN(2)                   %       11.65       5.57        3.98          5.86

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period         $       8,688     10,618       8,096         5,670

  (000's)

Ratios to average net assets:

Gross expenses prior to           %        0.85       0.85        0.85          0.85

brokerage commission

  recapture(3)

Net expenses after brokerage      %        0.84       0.83        0.85          0.85

  commission recapture(3)

Net investment income (loss)      %        0.17       0.07       (0.23)         0.28

after brokerage commission

  recapture(3)

Portfolio turnover rate           %          30        123         140            87




--------------------------------------------------------------------------------

(1)   Commencement of operations.


(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


(3)   Annualized for periods less than one year.

                                      117


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING GLOBAL REAL ESTATE PORTFOLIO





                                                  CLASS S

                                        ___________________________

                                          YEAR ENDED    JANUARY 3,

                                         DECEMBER 31,   2006(1) TO

                                        _____________  DECEMBER 31,

                                             2007          2006

                                        _____________ _____________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $          13.41        10.00

 period

Income (loss) from investment

  operations:

Net investment income             $           0.17*        0.16*

Net realized and unrealized       $          (1.14)        3.59

gain (loss) on investments and

foreign currency related

  transactions

Total from investment             $          (0.97)        3.75

  operations

Less distributions from:

Net investment income             $           0.32         0.24

Net realized gains on             $           0.01         0.10

  investments

Return of capital                 $           0.04            -

Total distributions               $           0.37         0.34

Net asset value, end of period    $          12.07        13.41

TOTAL RETURN(2)                   %          (7.29)       37.54

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period         $        151,893       80,218

  (000's)

Ratios to average net assets:

Gross expenses prior to           %           1.22         1.33

  expense waiver(3)

Net expenses after expense        %           1.15         1.17

  waiver(3)(4)

Net investment income after       %           1.26         1.37

  expense waiver(3)(4)

Portfolio turnover rate           %             58           37




--------------------------------------------------------------------------------

(1)   Commencement of operations.


(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses, (excluding interest taxes,

      brokerage and extraordinary expense) subject to possible recoupment by

      ING Investment, LLC within three years of being incurred.


*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO





                                                                       CLASS S

                                         ____________________________________________________________________

                                                               YEAR ENDED DECEMBER 31,

                                         ____________________________________________________________________

                                               2007            2006         2005         2004         2003

                                         ________________  ___________  ___________  ___________  ___________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $            21.74          20.35        15.71        14.89         9.81

  year

Income from investment

  operations:

Net investment income             $             0.25*          0.05*        0.13         0.20*        0.16

Net realized and unrealized

gain on investments and foreign

currency related

transactions                       $             6.69           4.19         5.55         0.75         4.96

Total from investment             $             6.94           4.24         5.68         0.95         5.12

  operations

Less distributions from:

Net investment income             $             0.00**         0.04         0.14         0.13         0.04

Net realized gains on             $             2.49           2.81         0.90            -            -

  investments

Total distributions               $             2.49           2.85         1.04         0.13         0.04

Net asset value, end of year      $            26.19          21.74        20.35        15.71        14.89

TOTAL RETURN(1)                   %            33.27          21.41        37.73         6.42        52.22

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)   $         1,039,716       540,037      379,936      190,176      144,294

Ratio to average net assets:

Expenses                          %             0.89+          0.90         0.90         0.91         0.94

Net investment income             %             1.07+          0.23         1.01         1.69         2.52

Portfolio turnover rate           %              166            159          334          176          117




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.

**    Amount is less than $0.005.

+     Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.


                                      118


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO





                                                                     CLASS S

                                         ________________________________________________________________

                                                             YEAR ENDED DECEMBER 31,

                                         ________________________________________________________________

                                             2007          2006         2005         2004         2003

                                         ____________  ___________  ___________  ___________  ___________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $          10.74        10.46        10.27         8.88         6.89

  year

Income from investment

  operations:

Net investment income             $           0.07*        0.12*        0.14         0.12         0.09

Net realized and unrealized

gain on investments and foreign

currency related

transactions                       $           1.80         1.91         0.82         1.36         1.92

Total from investment             $           1.87         2.03         0.96         1.48         2.01

  operations

Less distributions from:

Net investment income             $           0.13         0.19         0.25         0.09         0.02

Net realized gains on             $           2.12         1.56         0.52            -            -

  investments

Total distributions               $           2.25         1.75         0.77         0.09         0.02

Net asset value, end of year      $          10.36        10.74        10.46        10.27         8.88

TOTAL RETURN(1)                   %          18.47        21.56        10.50        16.71        29.17

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)   $        157,449      172,564      179,170      201,115      184,662

Ratios to average net assets:

Expenses                          %           1.26+        1.27         1.26         1.26         1.26

Net investment income             %           0.66+        1.11         1.29         1.19         1.19

Portfolio turnover rate           %            135          148          123           87          116




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.

+     Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.


--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO





                                                                    CLASS S

                                         ______________________________________________________________

                                                            YEAR ENDED DECEMBER 31,

                                         ______________________________________________________________

                                             2007         2006         2005        2004         2003

                                         ___________  ___________  ___________  __________  ___________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $         14.90        12.72        11.01        9.40         6.25

  year

Income (loss) from investment

  operations:

Net investment income (loss)      $          0.06*        0.07*        0.04*       0.01        (0.03)

Net realized and unrealized

gain on investments, foreign

currency related

transactions and written options   $          3.04         2.75         1.68        1.60         3.18

Total from investment             $          3.10         2.82         1.72        1.61         3.15

  operations

Less distributions from:

Net investment income             $             -         0.06         0.01           -            -

Net realized gains on             $          0.30         0.58            -           -            -

  investments

Total distributions               $          0.30         0.64         0.01           -            -

Net asset value, end of year      $         17.70        14.90        12.72       11.01         9.40

TOTAL RETURN(1)                   %         20.88        23.04        15.61       17.13        50.40

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)   $       810,064      150,930       81,925      65,770       53,873

Ratios to average net assets:

Gross expenses prior to           %          0.99         1.03         1.05        1.06         1.11

expense waiver and brokerage

  commission recapture

Net expenses after expense

waiver and prior to brokerage

commission

recapture                          %          0.99         1.03         1.05        1.05         1.08

Net expenses after expense        %          0.97         1.03         1.05        1.05         1.08

waiver and brokerage commission

  recapture

Net investment income (loss)

after expense waiver and

brokerage commission

recapture                          %          0.34         0.51         0.34        0.14        (0.50)

Portfolio turnover rate           %           112           34           47          33           43




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


                                      119


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO





                                                                     CLASS S

                                         _______________________________________________________________

                                                             YEAR ENDED DECEMBER 31,

                                         _______________________________________________________________

                                             2007         2006       2005(1)        2004         2003

                                         ___________  ___________  ___________  ___________  ___________


Per Share Operating

  Performance:

Net asset value, beginning of     $         19.58        14.67        10.89         9.28         6.34

  year

Income from investment

  operations:

Net investment income             $          0.10*        0.10         0.11*        0.05         0.06

Net realized and unrealized

gain on investments and foreign

currency related

transactions                       $          7.39         5.09         3.68         1.60         2.90

Total from investment             $          7.49         5.19         3.79         1.65         2.96

  operations

Less distributions from:

Net investment income             $          0.23         0.09         0.01         0.04         0.02

Net realized gains on             $          0.05         0.19            -            -            -

  investments

Total distributions               $          0.28         0.28         0.01         0.04         0.02

Net asset value, end of year      $         26.79        19.58        14.67        10.89         9.28

TOTAL RETURN(2)                   %         38.53        35.79        34.82        17.76        46.62

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)   $       974,312      556,576      366,350      156,615      113,494

Ratios to average net assets:

Gross expenses prior to           %          1.50         1.51         1.50         1.54         1.77

  brokerage commission recapture

Net expenses after brokerage      %          1.50         1.51         1.50         1.54         1.77

  commission recapture

Net investment income after       %          0.45         0.69         0.90         0.62         1.06

  brokerage commission recapture

Portfolio turnover rate           %            15            5           85          166           95




--------------------------------------------------------------------------------

(1)   Since April 29, 2005, J.P. Morgan Investment Management Inc. has served as Sub-Adviser for the Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO





                                                                     CLASS S

                                         ________________________________________________________________

                                                             YEAR ENDED DECEMBER 31,

                                         ________________________________________________________________

                                             2007         2006         2005         2004          2003

                                         ___________  ___________  ___________  ____________  ___________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $         14.23        12.51        13.37         10.63         7.92

  year

Income (loss) from investment

  operations:

Net investment income (loss)      $          0.08         0.03         0.02*        (0.02)       (0.03)

Net realized and unrealized       $         (0.23)        2.02         0.43          2.77         2.74

gain (loss) on investments and

  futures

Total from investment             $         (0.15)        2.05         0.45          2.75         2.71

  operations

Less distributions from:

Net investment income             $          0.02            -            -             -            -

Net realized gains on             $          0.79         0.33         1.31          0.01            -

  investments

Total distributions               $          0.81         0.33         1.31          0.01            -

Net asset value, end of year      $         13.27        14.23        12.51         13.37        10.63

TOTAL RETURN(1)                   %         (1.69)       16.63         3.69         25.91        34.22

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (in       $       251,078      248,675      180,454       158,732       65,648

  000's)

Ratios to average net assets:

Gross expenses prior to           %          1.13         1.13         1.14          1.15         1.15

expense waiver and brokerage

  commission recapture

Net expenses after expense

waiver and prior to brokerage

commission

recapture                          %          1.10         1.11         1.14          1.15         1.15

Net expenses after expense        %          1.10         1.11         1.13          1.15         1.14

waiver and brokerage commission

  recapture

Net investment income (loss)

after expense waiver and

brokerage commission

recapture                          %          0.56         0.25         0.14         (0.30)       (0.56)

Portfolio turnover rate           %            47           43           57           147           35




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


                                      120


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO





                                                         CLASS S

                                         _______________________________________

                                                YEAR ENDED           APRIL 29,

                                               DECEMBER 31,          2005(1) TO

                                         ________________________   DECEMBER 31,

                                             2007         2006          2005

                                         ___________  ___________  _____________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $         12.69        10.74          10.00

  period

Income (loss) from investment

  operations:

Net investment income             $          0.19*        0.19*          0.11*

Net realized and unrealized       $         (0.25)        1.94           0.63

  gain (loss) on investments

Total from investment             $         (0.06)        2.13           0.74

  operations

Less distributions from:

Net investment income             $          0.16         0.04              -

Net realized gains on             $          0.72         0.14              -

  investments

Total distributions               $          0.88         0.18              -

Net asset value, end of period    $         11.75        12.69          10.74

TOTAL RETURN(2)                   %         (1.17)       20.04           7.40

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period         $        50,933       79,126        169,410

  (000's)

Ratios to average net assets:

Gross expenses prior to           %          0.79         0.80           0.78

  expense waiver(3)

Net expenses after expense        %          0.78         0.78           0.78

  waiver(3)(4)

Net investment income after       %          1.52         1.71           1.53

  expense waiver(3)(4)

Portfolio turnover rate           %            84           90             48




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Adviser has agreed to limit expenses, (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO





                                                                       CLASS S

                                         ___________________________________________________________________

                                                               YEAR ENDED DECEMBER 31,

                                         ___________________________________________________________________

                                              2007            2006          2005         2004       2003(1)

                                         ______________  _____________  ___________  ___________  __________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $            16.87         13.06         12.22        10.42        8.28

  year

Income from investment

  operations:

Net investment income             $             0.19*         0.13          0.10*        0.05        0.04

Net realized and unrealized

gain on investments and foreign

currency related

transactions                       $             2.56          3.68          1.77         1.83        2.52

Total from investment             $             2.75          3.81          1.87         1.88        2.56

  operations

Less distributions from:

Net investment income             $             0.02             -          0.01         0.01        0.07

Net realized gains on             $             1.21          0.00**        1.02         0.07        0.35

  investments

Total distributions               $             1.23          0.00**        1.03         0.08        0.42

Net asset value, end of year      $            18.39         16.87         13.06        12.22       10.42

TOTAL RETURN(2)                   %            16.47         29.19         15.35        18.03       31.06

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)   $        1,083,647        727,745      811,202      379,495      37,205

Ratios to average net assets:

Gross expenses prior to           %             1.12          1.14          1.17         1.21        1.25

expense waiver and brokerage

  commission recapture

Net expenses after expense

waiver and prior to brokerage

commission

recapture                          %             1.12          1.14          1.17         1.21        1.25

Net expenses after expense        %             1.12          1.13          1.17         1.21        1.25

waiver and brokerage commission

  recapture

Net investment income after

expense waiver and brokerage

commission

recapture                          %             1.05          0.89          0.76         0.39        0.69

Portfolio turnover rate           %               77            62            92          104         183




--------------------------------------------------------------------------------

(1)   Since September 2, 2003, Julius Baer Investment Management has served as the Sub-Adviser for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

                                      121


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO





                                                                         CLASS S

                                         _______________________________________________________________________

                                                                 YEAR ENDED DECEMBER 31,

                                         _______________________________________________________________________

                                             2007          2006           2005           2004           2003

                                         ____________  ____________  ______________  ____________  _____________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $          11.26         10.61          10.03           8.82          7.20

  year

Income (loss) from investment

  operations:

Net investment income (loss)      $          (0.01)        (0.02)         (0.02)*        (0.01)         0.02

Net realized and unrealized

gain (loss) on investments and

foreign currency

related transactions               $          (0.65)         0.70           0.62           1.23          1.60

Total from investment             $          (0.66)         0.68           0.60           1.22          1.62

  operations

Less distributions from:

Net investment income             $              -             -              -           0.01          0.00**

Net realized gains on             $           0.14          0.03           0.02              -             -

  investments

Total distributions               $           0.14          0.03           0.02           0.01          0.00**

Net asset value, end of year      $          10.46         11.26          10.61          10.03          8.82

TOTAL RETURN(1)                   %          (6.00)         6.49           5.99          13.87         22.53

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)   $        384,079       452,029        546,328        324,740        223,701

Ratios to average net assets:

Gross expenses prior to           %           0.99          1.03           1.04           1.06          1.10

expense waiver and brokerage

  commission recapture

Net expenses after expense

waiver and prior to brokerage

commission

recapture                          %           0.99          1.03           1.04           1.06          1.10

Net expenses after expense        %           0.98          1.02           1.04           1.06          1.09

waiver and brokerage commission

  recapture

Net investment income (loss)

after expense waiver and

brokerage commission

recapture                          %          (0.12)        (0.20)         (0.20)         (0.07)         0.32

Portfolio turnover rate           %             28            11             11             95            38




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO





                                                                      CLASS S

                                         _________________________________________________________________

                                                              YEAR ENDED DECEMBER 31,

                                         _________________________________________________________________

                                             2007          2006          2005         2004         2003

                                         ____________  ____________  ___________  ___________  ___________


Per Share Operating

  Performance:

Net asset value, beginning of     $          10.73         10.72        11.10        11.65        11.44

  year

Income (loss) from investment

  operations:

Net investment income             $           0.50*         0.46*        0.37*        0.65*        0.43

Net realized and unrealized       $           0.11         (0.06)       (0.19)       (0.49)       (0.10)

gain (loss) on investments and

  futures

Total from investment             $           0.61          0.40         0.18         0.16         0.33

  operations

Less distributions from:

Net investment income             $           0.22          0.39         0.53         0.61         0.09

Net realized gains on             $              -             -         0.03         0.10         0.03

  investments

Total distributions               $           0.22          0.39         0.56         0.71         0.12

Net asset value end of year       $          11.12         10.73        10.72        11.10        11.65

TOTAL RETURN(1)                   %           5.77          3.83         1.63         1.38         2.84

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)   $        251,309       295,289      300,275      393,161      572,056

Ratios to average net assets:

Expenses                          %           0.52+         0.53+        0.54         0.53         0.53

Net investment income             %           4.55+         4.27+        3.44         3.35         3.26

Portfolio turnover rate           %            439           352          219          197           91




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.

+     Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.


                                      122


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO





                                                                         CLASS S

                                        __________________________________________________________________________

                                                                 YEAR ENDED DECEMBER 31,

                                        __________________________________________________________________________

                                             2007          2006          2005            2004            2003

                                        ______________ ___________ _______________ _______________ _______________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $            1.00        1.00           1.00            1.00            1.00

  year

Income (loss) from investment

  operations:

Net investment income             $           0.049       0.046          0.028           0.009           0.007

Net realized and unrealized       $           0.000*          -         (0.000)*        (0.000)*        (0.000)*

  gain (loss) on investments

Total from investment             $           0.049       0.046          0.028           0.009           0.007

  operations

Less distributions from:

Net investment income             $           0.049       0.046          0.028           0.009           0.007

Total distributions               $           0.049       0.046          0.028           0.009           0.007

Net asset value, end of year      $            1.00        1.00           1.00            1.00            1.00

TOTAL RETURN(1)                   %            4.96        4.67           2.78            0.92            0.75

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)   $       1,136,300     767,059        676,630         675,387         772,725

Ratios to average net assets:

Expenses                          %            0.53        0.54           0.54            0.54            0.53

Net investment income             %            4.85        4.60           2.75            0.91            0.75




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Amount is less than $0.0005 or more than $(0.0005)


--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO





                                                                       CLASS S

                                         ___________________________________________________________________

                                                               YEAR ENDED DECEMBER 31,

                                         ___________________________________________________________________

                                             2007          2006           2005          2004         2003

                                         ___________  ______________  ____________  ___________  ___________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $         16.58          15.80          14.51        12.90         9.72

  year

Income (loss) from investment

  operations:

Net investment income (loss)      $          0.12          (0.00)*         0.00*        0.01        (0.02)

Net realized and unrealized

gain on investments and foreign

currency related

transactions                       $          2.23           0.78           1.29         1.60         3.20

Total from investment             $          2.35           0.78           1.29         1.61         3.18

  operations

Net asset value, end of year      $         18.93          16.58          15.80        14.51        12.90

TOTAL RETURN(1)                   %         14.17           4.94           8.89        12.48        32.72

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)   $       833,885        801,219        886,962      882,416      845,269

Ratios to average net assets:

Gross expenses prior to           %          1.02           1.02           1.01         1.03         1.04

  brokerage commission recapture

Net expenses after brokerage      %          1.02           1.01           0.99         1.00         1.02

  commission recapture

Net investment income (loss)      %          0.64          (0.00)*        (0.02)        0.04        (0.17)

after brokerage commission

  recapture

Portfolio turnover rate           %            51             64             72           72           82




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Amount is less than $0.005 or more than $(0.005) or (0.005)%.


                                      123


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO





                                                        CLASS S

                                        _______________________________________

                                                                      MAY 2,

                                         YEAR ENDED DECEMBER 31,    2005(1) TO

                                        _________________________  DECEMBER 31,

                                            2007         2006          2005

                                        ___________ _____________ _____________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $        15.28        12.36         10.00

  period

Income from investment

  operations:

Net investment income             $         0.18*        0.08          0.02*

Net realized and unrealized       $         2.84         2.88          2.51

gain on investments and foreign

  related transactions

Total from investment             $         3.02         2.96          2.53

  operations

Less distributions from:

Net investment income             $         0.18         0.00**        0.01

Net realized gains on             $         1.07         0.04          0.16

  investments

Total distributions               $         1.25         0.04          0.17

Net asset value, end of period    $        17.05        15.28         12.36

TOTAL RETURN(2)                   %        20.58        24.02         25.35

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period         $      362,903       222,639      150,499

  (000's)

Ratios to average net assets:

Gross expenses prior to           %         0.97         0.98          1.02

  expense waiver(3)

Net expenses after expense        %         0.93         0.93          0.93

  waiver(3)(4)

Net investment income after       %         1.10         0.64          0.22

  expense waiver(3)(4)

Portfolio turnover rate           %          111          103            73




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Adviser has agreed to limit expenses (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO





                                                                         CLASS S

                                        __________________________________________________________________________

                                                                 YEAR ENDED DECEMBER 31,

                                        __________________________________________________________________________

                                             2007           2006           2005           2004           2003

                                        ______________ ______________ ______________ ______________ ______________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $           19.00          18.23          18.78          17.21          14.81

  year

Income from investment

  operations:

Net investment income             $            0.47*          0.48*          0.43*          0.41*          0.37*

Net realized and unrealized

gain on investments and foreign

currency related

transactions                       $            0.33           1.57           0.10           1.50           2.11

Total from investment             $            0.80           2.05           0.53           1.91           2.48

  operations

Less distributions from:

Net investment income             $            0.55           0.44           0.42           0.34           0.08

Net realized gains on             $            1.02           0.84           0.66              -              -

  investments

Total distributions               $            1.57           1.28           1.08           0.34           0.08

Net asset value, end of year      $           18.23          19.00          18.23          18.78          17.21

TOTAL RETURN(1)                   %            4.01          11.93           2.90          11.12          16.75

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)   $       1,265,296      1,400,960      1,465,066      1,483,814      1,326,168

Ratios to average net assets:

Gross expenses prior to           %            0.89           0.89           0.89           0.89           0.90

  brokerage commission recapture

Net expenses after brokerage      %            0.88           0.88           0.89           0.88           0.89

  commission recapture

Net investment income after       %            2.47           2.62           2.32           2.42           2.41

  brokerage commission recapture

Portfolio turnover rate           %              60             44             51             66             57




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


                                      124


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO





                                                       CLASS S

                                        _____________________________________

                                                                    MAY 2,

                                        YEAR ENDED DECEMBER 31,   2005(1) TO

                                        _______________________  DECEMBER 31,

                                            2007        2006         2005

                                        ___________ ___________ _____________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $        14.56       11.20        10.07

  period

Income from investment

  operations:

Net investment income             $         0.33*       0.26*        0.10*

Net realized and unrealized       $         3.61        3.17         1.34

gain on investments and foreign

  currency related transactions

Total from investment             $         3.94        3.43         1.44

  operations

Less distributions from:

Net investment income             $         0.12        0.01         0.08

Net realized gains on             $         0.54        0.06         0.23

  investments

Total distributions               $         0.66        0.07         0.31

Net asset value, end of period    $        17.84       14.56        11.20

TOTAL RETURN(2)                   %        27.38       30.81        14.25

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period         $      587,399     306,300      168,701

  (000's)

Ratios to average net assets:

Gross expenses prior to           %         1.02        1.04         1.07

expense waiver and brokerage

  commission recapture(3)

Net expenses after expense        %         1.02        1.04         1.05

waiver and prior to brokerage

  commission recapture(3)(4)

Net expenses after expense        %         0.99        1.02         1.05

waiver and brokerage commission

  recapture(3)(4)

Net investment income after       %         1.99        2.07         1.31

expense waiver and brokerage

  commission recapture(3)(4)

Portfolio turnover rate           %           81          93          152




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses, (excluding interest taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.


*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(Reg. TM)





                                                                     CLASS S

                                         _______________________________________________________________

                                                             YEAR ENDED DECEMBER 31,

                                         _______________________________________________________________

                                             2007         2006         2005         2004         2003

                                         ___________  ___________  ___________  ___________  ___________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $         19.83        17.44        16.65        14.87        11.96

  year

Income from investment

  operations:

Net investment income             $          0.21*        0.17*        0.17*        0.16         0.11

Net realized and unrealized

gain on investments and foreign

currency related

transactions                       $          0.64         2.41         0.78         1.75         2.83

Total from investment             $          0.85         2.58         0.95         1.91         2.94

  operations

Less distributions from:

Net investment income             $          0.20         0.19         0.16         0.13         0.03

Total distributions               $          0.20         0.19         0.16         0.13         0.03

Net asset value, end of year      $         20.48        19.83        17.44        16.65        14.87

TOTAL RETURN(1)                   %          4.27        14.93         5.73        12.88        24.57

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)   $       474,329      542,958      559,041      624,376      644,823

Ratios to average net assets:

Gross expenses prior to           %          0.89         0.89         0.89         0.89         0.90

expense waiver and brokerage

  commission recapture

Net expenses after expense

waiver and prior to brokerage

commission

recapture                          %          0.89         0.89         0.89         0.88         0.84

Net expenses after expense        %          0.89         0.89         0.89         0.86         0.84

waiver and brokerage commission

  recapture

Net investment income after

expense waiver and brokerage

commission

recapture                          %          1.03         0.93         1.01         0.87         0.86

Portfolio turnover rate           %           103           90           80          175          130




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


                                      125


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO





                                                                      CLASS S

                                         __________________________________________________________________

                                                              YEAR ENDED DECEMBER 31,

                                         __________________________________________________________________

                                             2007         2006          2005           2004         2003

                                         ___________  ___________  ______________  ___________  ___________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $         10.89        10.71           10.92        10.72        10.39

  year

Income (loss) from investment

  operations:

Net investment income             $          0.48*        0.41*           0.35*        0.35*        0.41

Net realized and unrealized

gain (loss) on investments,

foreign currency related

transactions, futures, options     $          0.47         0.04           (0.08)        0.16         0.10

  and swaps

Total from investment             $          0.95         0.45            0.27         0.51         0.51

  operations

Less distributions from:

Net investment income             $          0.37         0.27            0.38         0.29         0.05

Net realized gains on             $             -            -            0.10         0.02         0.13

  investments

Total distributions               $          0.37         0.27            0.48         0.31         0.18

Net asset value, end of year      $         11.47        10.89           10.71        10.92        10.72

TOTAL RETURN(1)                   %          8.99         4.32            2.46         4.78         4.84

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)   $       979,690      643,131       1,059,548      744,258      525,001

Ratios to average net assets:

Expenses                          %          0.82         0.85            0.84         0.86         0.87

Net investment income             %          4.39         3.84            3.23         3.21         3.55

Portfolio turnover rate           %           803          750             760          279          402




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO





                                                               CLASS S

                                         ____________________________________________________

                                                                                    MAY 3,

                                                YEAR ENDED DECEMBER 31,           2004(1) TO

                                         _____________________________________   DECEMBER 31,

                                             2007         2006         2005          2004

                                         ___________  ___________  ___________  _____________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $         10.32        10.21        10.50          10.00

  period

Income (loss) from investment

  operations:

Net investment income             $          0.69*        0.70         0.67*          0.42

Net realized and unrealized

gain (loss) on investments

foreign currency related

transactions, options and swaps    $         (0.40)        0.17        (0.24)          0.48

Total from investment             $          0.29         0.87         0.43           0.90

  operations

Less distributions from:

Net investment income             $          0.67         0.67         0.70           0.40

Net realized gains on             $          0.05         0.09         0.02              -

  investments

Total distributions               $          0.72         0.36         0.72           0.40

Net asset value, end of period    $          9.89        10.32        10.21          10.50

TOTAL RETURN(2)                   %          2.86         8.95         4.33           9.24

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period         $       614,158      689,288      721,985        697,885

  (000's)

Ratios to average net assets:

Gross expenses prior to           %          0.75         0.75         0.75           0.74

  expense waiver(3)

Net expenses after expense        %          0.75         0.75         0.75           0.74

  waiver(3)

Net investment income after       %          6.76         6.85         6.53           6.19

  expense waiver(3)

Portfolio turnover rate           %           153           72          102             50




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.


                                      126


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING PIONEER EQUITY INCOME PORTFOLIO





                                             CLASS S

                                          _____________

                                             MAY 11,

                                            2007(1) TO

                                           DECEMBER 31,

                                               2007

                                          _____________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of      $          10.00

  period

Income (loss) from investment

  operations:

Net investment income              $           0.17*

Net realized and unrealized        $          (0.89)

  loss on investments

Total from investment              $          (0.72)

  operations

Less distributions from:

Net investment income              $           0.10

Total distributions                $           0.10

Net asset value, end of period     $           9.18

TOTAL RETURN(2)                    %          (7.17)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period          $              1

  (000's)

Ratios to average net assets:

Gross expenses prior to            %           1.03

expense waiver and brokerage

  commission recapture(3)

Net expenses after expense         %           0.94

waiver and prior to brokerage

  commission recapture(3)(4)

Net expenses after expense         %           0.93

waiver and brokerage commission

  recapture(3)(4)

Net investment income after        %           2.73

expense waiver and brokerage

  commission recapture(3)(4)

Portfolio turnover rate            %             20




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Adviser has agreed to limit expenses, (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO





                                                      CLASS S

                                        ___________________________________

                                         YEAR ENDED DECEMBER      MAY 3,

                                                 31,            2005(1) TO

                                        _____________________  DECEMBER 31,

                                           2007       2006         2005

                                        __________ __________ _____________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $        12.89      11.04      10.17

  period

Income from investment

  operations:

Net investment income             $         0.14       0.12       0.09*

Net realized and unrealized       $         0.53       1.73       0.82

gain on investments and foreign

  currency related transactions

Total from investment             $         0.67       1.85       0.91

  operations

Less distributions from:

Net investment income             $         0.13          -       0.04

Net realized gains on             $         0.31          -       0.00**

  investments

Total distributions               $         0.44          -       0.04

Net asset value, end of period    $        13.12      12.89      11.04

TOTAL RETURN(2)                   %         5.07      16.76       8.99+

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period         $       94,535     98,788      82,505

  (000's)

Ratios to average net assets:

Gross expenses prior to           %         0.99       1.01       1.00

expense waiver and brokerage

  commission recapture(3)

Net expenses after expense        %         0.94       0.96       0.96

waiver and prior to brokerage

  commission recapture(3)(4)

Net expenses after expense        %         0.94       0.96       0.96

waiver and brokerage commission

  recapture(3)(4)

Net investment income after       %         0.98       1.08       1.27

expense waiver and brokerage

  commission recapture(3)(4)

Portfolio turnover rate           %           24         19         39




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.


*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.


+     In 2005, the Investment Manager fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment guidelines. The impact on total return was 0.02% on Class S, and excluding this item, total return would have been 8.97%.


                                      127


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO





                                                       CLASS S

                                        _____________________________________

                                                                  APRIL 29,

                                        YEAR ENDED DECEMBER 31,   2005(1) TO

                                        _______________________  DECEMBER 31,

                                            2007        2006         2005

                                        ___________ ___________ _____________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $        12.30       11.00         10.01

  period

Income from investment

  operations:

Net investment income             $         0.09        0.08          0.02

Net realized and unrealized       $         0.65        1.27          0.97

  gain on investments

Total from investment             $         0.74        1.35          0.99

  operations

Less distributions from:

Net investment income             $         0.07        0.02             -

Net realized gains on             $         0.65        0.03             -

  investments

Total distributions               $         0.72        0.05             -

Net asset value, end of period    $        12.32       12.30         11.00

TOTAL RETURN(2)                   %         5.52       12.35          9.89

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period         $      656,802     632,504       671,732

  (000's)

Ratios to average net assets:

Gross expenses prior to           %         0.89        0.89          0.92

expense waiver and brokerage

  commission recapture(3)

Net expenses after expense        %         0.89        0.89          0.92

waiver and prior to brokerage

  commission recapture(3)(4)

Net expenses after expense        %         0.89        0.89          0.92

waiver and brokerage commission

  recapture(3)(4)

Net investment income after       %         0.70        0.69          0.62

expense waiver and brokerage

  commission recapture(3)(4)

Portfolio turnover rate           %           65         109            50




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      Directed Services, LLC within three years of being incurred.

--------------------------------------------------------------------------------

ING STOCK INDEX PORTFOLIO





                                             CLASS S

                                          _____________

                                            APRIL 30,

                                            2007(1) TO

                                           DECEMBER 31,

                                               2007

                                          _____________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of      $          13.49

  period

Income (loss) from investment

  operations:

Net investment income              $           0.18*

Net realized and unrealized        $          (0.16)

loss on investments and

  futures

Total from investment              $           0.02

  operations

Less distributions from:

Net investment income              $           0.22

Net realized gains on              $           0.38

  investments

Total distributions                $           0.60

Net asset value, end of period     $          12.91

TOTAL RETURN(2)                    %           0.06

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period          $          5,358

  (000's)

Ratios to average net assets:

Gross expenses prior to            %           0.51

  expense waiver(3)

Net expenses after expense         %           0.51+

  waiver(3)

Net investment income after        %           2.03+

  expense waiver(3)

Portfolio turnover rate            %              4




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.

+     Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.


                                      128


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO





                                                       CLASS S

                                        _____________________________________

                                                                   JULY 29,

                                        YEAR ENDED DECEMBER 31,   2005(1) TO

                                        _______________________  DECEMBER 31,

                                            2007        2006         2005

                                        ___________ ___________ _____________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $        13.09       10.81         10.00

  period

Income from investment

  operations:

Net investment income             $         0.28*       0.23*         0.04

Net realized and unrealized       $         0.79        2.47          1.00

gain on investments and foreign

  currency related transactions

Total from investment             $         1.07        2.70          1.04

  operations

Less distributions from:

Net investment income             $            -        0.13          0.04

Net realized gains on             $         0.04        0.29          0.19

  investments

Total distributions               $         0.04        0.42          0.23

Net asset value, end of period    $        14.12       13.09         10.81

TOTAL RETURN(2)                   %         8.16       24.97         10.34

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period         $      116,647     114,293        27,276

  (000's)

Ratios to average net assets:

Gross expenses prior to           %         0.86        0.88          1.04

  expense waiver(3)

Net expenses after expense        %         0.80        0.80          0.80

  waiver(3)(4)

Net investment income after       %         2.00        1.91          0.99

  expense waiver(3)(4)

Portfolio turnover rate           %          188         155            77




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      ING investments, LLC within three years of being incurred.


*     Calculated using average number of shares outstanding throughout the period.


                                      129


TO OBTAIN

MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments is available in the

Portfolios' annual and semi-annual shareholder reports. In the annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or

to make inquiries about the Portfolios, please write to the Trust at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258, call 1-800-366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC

Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public

Reference Section, 100 F Street, NE Washington,  D.C. 20549-0102.

[GRAPHIC APPEARS HERE]

                                                          SEC FILE NO. 811-05629

04/28/08


ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2008

SERVICE CLASS

BOOK 2

BALANCED FUNDS

     ING Franklin Income Portfolio


     ING T. Rowe Price Capital Appreciation Portfolio


BOND FUND

     ING BlackRock Inflation Protected Bond Portfolio

INTERNATIONAL/GLOBAL FUNDS

     ING Templeton Global Growth Portfolio

     ING Van Kampen Global Franchise Portfolio

STOCK FUNDS

     ING AllianceBernstein Mid Cap Growth Portfolio

     ING BlackRock Large Cap Growth Portfolio

     ING BlackRock Large Cap Value Portfolio

     ING Capital Guardian U.S. Equities Portfolio


     ING FMRSM Diversified Mid Cap Portfolio


     ING Franklin Mutual Shares Portfolio


     ING Lord Abbett Affiliated Portfolio


     ING T. Rowe Price Equity Income Portfolio

     ING Van Kampen Capital Growth Portfolio


     ING Van Kampen Growth and Income Portfolio


     ING Van Kampen Real Estate Portfolio

     ING Wells Fargo Disciplined Value Portfolio

     ING Wells Fargo Small Cap Disciplined Portfolio

FMRSM is a service mark of Fidelity Management & Research Company.

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN

[GRAPHIC APPEARS HERE]

ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE

CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU SHOULD READ IT

CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT

YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE

FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER

GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO

GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT

OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC")

HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER

THE INFORMATION IN THE PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE

SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY

AND RETAINED FOR FUTURE REFERENCE.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                    PAGE

INTRODUCTION

   ING Investors Trust ......................         3

   Adviser ..................................         3

   Portfolios and Sub-Advisers ..............         3

   Classes of Shares ........................         3

   Investing Through Your Variable

     Contract or Qualified Plan .............         3

   Why Reading this Prospectus is

     Important ..............................         3

DESCRIPTION OF THE PORTFOLIOS

   ING AllianceBernstein Mid Cap Growth

     Portfolio ..............................         4

   ING BlackRock Inflation Protected

     Bond Portfolio .........................         8

   ING BlackRock Large Cap Growth

     Portfolio ..............................        11

   ING BlackRock Large Cap Value

     Portfolio ..............................        15

   ING Capital Guardian U.S. Equities

     Portfolio ..............................        19

   ING FMRSM Diversified Mid Cap

   ING T. Rowe Price Capital Appreciation

     Portfolio ..............................        36

   ING T. Rowe Price Equity Income

     Portfolio ..............................        40

   ING Templeton Global Growth

     Portfolio ..............................        43

   ING Van Kampen Capital Growth

     Portfolio ..............................        46

   ING Van Kampen Global Franchise

     Portfolio ..............................        49

   ING Van Kampen Growth and Income

     Portfolio ..............................        52

   ING Van Kampen Real Estate Portfolio......        55

                                                    PAGE

   ING Wells Fargo Disciplined Value

     Portfolio ..............................        58

   ING Wells Fargo Small Cap Disciplined

MORE INFORMATION

   Percentage and Rating Limitations ........        75

   A Word about Portfolio Diversity .........        75

   Fundamental Investment Policies ..........        75

   Non-Fundamental Investment Policies ......        75

   Additional Information about the

   How ING Compensates Entities

     Offering Its Portfolios as Investment

     Options in Their Investment

     Products ...............................        76

   Interests of the Holders of Variable

OVERALL MANAGEMENT OF THE PORTFOLIOS

PERFORMANCE OF SIMILARLY MANAGED

   MUTUAL FUNDS .............................        84

FINANCIAL HIGHLIGHTS ........................        86

TO OBTAIN MORE INFORMATION .................. Backcover


                                       1


--------------------------------------------------------------------------------

                                  INTRODUCTION

--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The

Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISER


Directed Services LLC ("DSL" or "Adviser") serves as the investment adviser to each of the Portfolios. Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V.

("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING

Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.


On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

PORTFOLIOS AND SUB-ADVISERS

ING AllianceBernstein Mid Cap Growth Portfolio - AllianceBernstein L.P.

ING BlackRock Inflation Protected Bond Portfolio - BlackRock Financial

Management, Inc.

ING BlackRock Large Cap Growth Portfolio - BlackRock Investment Management, LLC

ING BlackRock Large Cap Value Portfolio - BlackRock Investment Management, LLC

ING Capital Guardian U.S. Equities Portfolio - Capital Guardian Trust Company


ING FMRSM Diversified Mid Cap Portfolio - Fidelity Management & Research

Company


ING Franklin Income Portfolio - Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio - Franklin Mutual Advisers, LLC


ING Lord Abbett Affiliated Portfolio - Lord, Abbett & Co. LLC


ING T. Rowe Price Capital Appreciation Portfolio - T. Rowe Price Associates,

Inc.

ING T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.

ING Templeton Global Growth Portfolio - Templeton Global Advisors Limited

ING Van Kampen Capital Growth Portfolio - Van Kampen

ING Van Kampen Global Franchise Portfolio - Van Kampen


ING Van Kampen Growth and Income Portfolio - Van Kampen


ING Van Kampen Real Estate Portfolio - Van Kampen

ING Wells Fargo Disciplined Value Portfolio - Wells Capital Management, Inc.

ING Wells Fargo Small Cap Disciplined Portfolio - Wells Capital Management,

Inc.

CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"),

Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class

shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services.

All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered in this Prospectus. Class S shares are not subject to any sales load or Rule 12b-1 distribution fees.

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios may be offered to separate asset accounts ("Separate

Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified

Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio.

Class I shares, which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                                       3


--------------------------------------------------------------------------------

                         DESCRIPTION OF THE PORTFOLIOS

--------------------------------------------------------------------------------

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

SUB-ADVISER

AllianceBernstein L.P. ("AllianceBernstein")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests substantially all of its assets in high-quality common stocks that AllianceBernstein expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus borrowings for investment purposes) in common stock of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(Reg. TM) Growth Index. The market capitalizations of companies in the Russell Midcap(Reg. TM) Growth Index ranged from $624 million to $42 billion as of December 31, 2007. The capitalization range of companies in the Russell Midcap(Reg. TM) Growth Index will change with market conditions. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The

Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

o  write exchange-traded covered call options on up to 25% of its total assets;


o  enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

o  enter into futures contracts on securities indices and options on such futures contracts.

The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Borrowing Risk


                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk


                        Mid-Capitalization Company Risk


                                       4


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                        Other Investment Companies Risk


                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999     2000     2001     2002     2003    2004    2005   2006    2007

       25.56    -17.12   -13.73   -30.04   67.04   19.53   6.85   1.75    10.86


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1999:     25.08%

  Worst:  3rd Quarter   2001:    (26.22)%


                                       5


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(Reg. TM) Growth Index.

The Russell Midcap(Reg. TM) Growth Index measures the performance of those companies included in the Russell Midcap(Reg. TM) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(Reg. TM) Growth Index. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                          1 YEAR      5 YEARS          10 YEARS

                                                                 (OR LIFE OF CLASS)


CLASS S RETURN .........................  10.86%       19.19%         5.58%(1)

Russell Midcap(Reg. TM) Growth Index ...  11.43%       17.90%         7.29%(3)




(1)   Class S shares commenced operations on August 14, 1998.

(2)   AllianceBernstein L.P. has managed the Portfolio since March 1, 1999.

      Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index return is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


AllianceBernstein is a leading global investment management firm supervising client accounts with assets totaling approximately $800 billion, as of December

31, 2007. AllianceBernstein provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments,

foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of AllianceBernstein is 1345

Avenue of the Americas, New York, NY 10105.

As of December 31, 2007, AllianceBernstein Holding L.P. owns approximately

33.1% of the units of limited partnership interest in AllianceBernstein. AXA

Financial, Inc. owns approximately 62.6% of the outstanding publicly traded

AllianceBernstein Holding Units and approximately 1% of the outstanding

AllianceBernstein Units which, including the general partnership interests in

AllianceBernstein and AllianceBernstein Holding, represents a 63.2% economic interest in AllianceBernstein. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, one of the largest global financial services organizations.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ _________________________________________________________________________________________


Catherine Wood   Senior Vice President and portfolio manager, AllianceBernstein, and Chief Investment

                 Officer, Regent Investor Services, a division of AllianceBernstein. Ms. Wood has managed the Portfolio since July 2001.

                 Ms. Wood joined AllianceBernstein in 2001 from Tupelo Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison Associates as a Director and Portfolio

                 Manager, Equity Research Analyst and Chief Economist.

Amy P. Raskin    Ms. Raskin, Senior Vice President and Director of Research on Strategic Change,

                 and is a member of the U.S. Mid Cap Growth team and the U.S. Strategic Research

                 Investment Strategy Committee. She joined the team in 2000 as a U.S. growth equity analyst covering networking and telecom equipment, a position she held until the fall of 2006. Prior to joining the firm, Ms. Raskin worked as a telecom analyst for

                 Donaldson, Lufkin & Jenrette and as an investment banking analyst for Lehman Brothers.

                 She also worked at J.P. Morgan as a telecommunications products manager.




                                       6


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------




NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ ________________________________________________________________________________________


Ben Ruegsegger   Mr. Ruegsegger, Assistant Vice President and Mid Cap Growth Research Analyst,

                 began his career with AllianceBernstein in 2001 as an investment administrator in the managed accounts division. In 2003, he became a portfolio manager assistant for the Firm's U.S. Strategic Research product. Mr. Ruegsegger joined the U.S. Mid

                 Cap Growth team in late 2004 as a research generalist and became a research analyst for the team in 2006. Mr. Ruegsegger holds the Chartered Financial Analyst designation.

Tom Zottner      Mr. Zottner, Vice President, Mid Cap Growth Research Analyst and Equity Portfolio

                 Manager - U.S. Strategic Research, is a member of the U.S. Strategic Research

                 Investment Strategy Committee and the U.S. Mid Cap Growth team. He joined

                 AllianceBernstein in 2001 as a municipal bond associate portfolio manager and was promoted to portfolio manager in 2002. In 2003, he also began managing U.S. Strategic

                 Research portfolios. Prior to joining the Firm, Mr. Zottner was a Registered Client

                 Associate at Merrill Lynch, and he served as an intern at Hambrecht & Quist Capital

                 Management. Mr. Zottner holds the Chartered Financial Analyst designation.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       7


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO

SUB-ADVISER

BlackRock Financial Management Inc. ("BlackRock Financial Management")

INVESTMENT OBJECTIVE


Seeks to maximize real return, consistent with preservation of real capital and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser normally invests at least 80% of the Portfolio's net assets

(plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The Portfolio will provide at least 60 days' prior notice of any change in the investment policy. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban

Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index,

calculated by the government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio maintains an average portfolio duration that is within (+or-)20% of the duration of the Lehman Brothers(Reg.

TM) Global Real U.S. TIPS Index (the Portfolio's benchmark).


The Portfolio may invest up to 20% of its assets in non-investment grade bonds

(high-yield or junk bonds) or securities of emerging market issuers. The

Portfolio also may invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The Portfolio is non-diversified,

which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may also purchase: U.S. Treasuries and agency securities,

commercial and residential mortgage-backed securities, collateral mortgage obligations, investment grade corporate bonds and asset-backed securities.

Securities are purchased for the Portfolio when the Sub-Adviser believes that they have the potential for above-average real return. The Portfolio measures its performance against the benchmark.

Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard &

Poor's Rating Corporation or Ba or lower by Moody's Investors Service, Inc.) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher of the two credit ratings.

The Sub-Adviser may, when consistent with the Portfolio's investment goal, buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps (collectively, commonly known as "derivatives"). The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The

Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

                                       8


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Asset-Backed Securities Risk

                            Credit Derivatives Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                                Derivatives Risk

                              Diversification Risk

                             Emerging Markets Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                           Inflation-Index Bonds Risk

                               Interest Rate Risk

                                Leveraging Risk


                                  Manager Risk


                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                            Portfolio Turnover Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


Since the Portfolio did not have a full calendar year of performance as of

December 31, 2007, annual performance information is not provided. However,

performance of a similarly managed fund is presented in the section of this

Prospectus entitled "Performance of Similarly Managed Mutual Funds."


MORE ON THE SUB-ADVISER

BlackRock Financial Management, a Delaware Corporation, serves as the

Sub-Adviser to the Portfolio and is an indirect, wholly-owned subsidiary of

BlackRock, Inc. The principal address of BlackRock Financial Management is 800

Scudders Mill Rd., Plainsboro, NJ 08536.


As of December 31, 2007, BlackRock Financial Management and its affiliates had over $1.357 trillion in investment company and other portfolio assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ ________________________________________________________________________________________


Stuart Spodek   Stuart Spodek is Managing Director of BlackRock Financial Management since 2002 and has managed the Portfolio since April 2007. He is a member of the Investment

                Strategy Group and his primarily responsibility is managing fixed-income portfolios,

                with a sector emphasis on global government bonds, derivative instruments and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock

                Financial Management in 1993.




                                       9


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------




NAME              POSITION AND RECENT BUSINESS EXPERIENCE

_________________ _______________________________________________________________________________________


Brian Weinstein   Brian Weinstein is a Director and Vice President of BlackRock Financial Management

                  and has managed the Portfolio since April 2007. He is a member of the Investment

                  Strategy Group and his primarily responsibility is the management of total return and real return products. Mr. Weinstein focuses on relative value opportunities across the yield curve in Government and Agency securities. He moved to his current role in the Portfolio Management Group in 2002. He began his career at BlackRock Financial

                  Management in the Portfolio Analytics Group in 2000.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       10


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO

SUB-ADVISER

BlackRock Investment Management, LLC ("BlackRock Investment Management")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio will invest primarily in equity securities of companies located in the United States that the

Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000(Reg. TM) Index. As of December 31,

2007, the lowest capitalization in this group was $479 million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell

1000(Reg. TM) Growth Index by investing in equity securities that the

Sub-Adviser believes have above average earnings prospects. The Russell

1000(Reg. TM) Growth Index (which consists of those Russell 1000(Reg. TM) Index securities with a greater than average growth orientation) is a subset of the

Russell 1000(Reg. TM) Index.

In selecting securities for the Portfolio from its benchmark universe, the

Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation,

quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined, and if the Sub-Adviser believes that a company is overvalued, it will not be considered as an investment for the Portfolio. After the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.


Because the Portfolio generally will not hold all the stocks in the Russell

1000(Reg. TM) Growth Index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell

1000(Reg. TM) Growth Index. These criteria currently include the following:

o  relative prices to earnings and price to book ratios;

o  stability and quality of earnings;

o  earnings momentum and growth;

o  weighted median market capitalization of the Portfolio;

o  allocation among the economic sectors of the Portfolio, as compared to the

   Russell 1000(Reg. TM) Growth Index; and

o  weighted individual stocks within the Russell 1000(Reg. TM) Growth Index.


The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies, in the form of American Depositary Receipts ("ADRs").


The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The

Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

                                       11


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest, without limitation, in short-term debt securities (including repurchase agreements),

non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Borrowing Risk

                                   Call Risk

                                  Credit Risk


                          Convertible Securities Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Models Risk


                                 Liquidity Risk

                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                 Maturity Risk


                              OTC Investment Risk

                        Other Investment Companies Risk


                            Portfolio Turnover Risk

                    Restricted and Illiquid Securities Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk


      When Issued and Delayed Delivery Securities Forward Commitments Risk


Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       12


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003    2004       2005       2006      2007

                                   26.96   11.10      10.31      7.12      6.75


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2004:    11.65%

  Worst:  2nd Quarter   2006:    (6.44)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(Reg. TM) Growth Index.

The Russell 1000(Reg. TM) Growth Index measures the performance of 1,000 of the largest companies in the Russell 3000(Reg. TM) Index with higher price-to-book ratios and higher forecasted growth. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                          AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR      5 YEARS          10 YEARS

                                                                  (OR LIFE OF CLASS)


CLASS S RETURN .........................   6.75%      12.21%         6.54%(1)

Russell 1000(Reg. TM) Growth Index .....  11.81%      12.11%         6.61%(3)




(1)   Class S shares commenced operations on May 1, 2002.

(2)   BlackRock Investment Management, LLC has managed the Portfolio since

      September 30, 2006. Prior to September 30, 2006, the Portfolio was

      managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc.

      consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill

      Lynch & Co., Inc.'s investment management businesses (including Mercury

      Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)   The index return is for the period beginning May 1, 2002.

                                       13


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect wholly-owned subsidiary of BlackRock, Inc. The principal address of BlackRock Investment Management is 800 Scudders Mill Rd., Plainsboro, NJ

08536.


As of December 31, 2007, BlackRock Investment Management and its affiliates had over $1.357 trillion in investment company and other portfolio assets under management.

The Portfolio is supported by a team of investment professionals who are responsible for investment research and selection. The lead members of this ream are Robert C. Doll, Jr. and Daniel Hanson. Mr. Doll is primarily responsible for the day-to-day management of the Portfolio:






NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

__________________________ __________________________________________________________________________________________


Robert C. Doll, Jr., CFA   Mr. Doll has been the Portfolio's portfolio manager since inception. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment

                           Officer for Equities, Chairman of the BlackRock Retail Operating Committee and

                           member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") and its affiliate, Fund Asset

                           Management, L.P. ("FAM") from 2001 to 2006. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

Daniel Hanson , CFA        Mr. Hanson is a Director of BlackRock, Inc. which he joined in 2006 following the merger with MLIM. He has been a member of the Large Cap Series team responsible for fundamental analysis since he joined MLIM in 2003 and has been a portfolio manager of the Portfolio since 2008. Mr. Hanson directs the fundamental research group supporting this team, and is an active participant in the portfolio construction process.





The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       14


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP VALUE PORTFOLIO

SUB-ADVISER

BlackRock Investment Management, LLC ("BlackRock Investment Management")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000(Reg. TM)Index. As of December 31, 2007, the lowest capitalization in this group was $479 million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell 1000(Reg. TM) Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000(Reg. TM) Value Index (which consists of those Russell 1000(Reg. TM) Index securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000(Reg. TM)

Index.


In selecting securities for the Portfolio from its benchmark universe, the

Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation,

quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined and if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the Russell

1000(Reg. TM) Value Index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell

1000(Reg. TM) Value Index. These criteria currently include the following:

o  relative price-to-earnings and price-to-book ratios;

o  stability and quality of earnings;

o  earnings momentum and growth;

o  weighted median market capitalization of the Portfolio's investment portfolio;

o  allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and


o  weighted individual stocks within the Russell 1000(Reg. TM) Value Index.


The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts ("ADRs").

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The

Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

                                       15


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk


                                  Credit Risk


                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                             Investment Models Risk


                               Interest Rate Risk


                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                              OTC Investment Risk


                        Other Investment Companies Risk


                    Restricted and Illiquid Securities Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       16


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003     2004     2005      2006       2007

                                   31.22    11.52    5.31      16.36      4.30


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:    17.73%

  Worst:  3rd Quarter   2004:    (3.99)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(Reg. TM) Value Index.

The Russell 1000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 1000(Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                        (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR       5 YEARS          10 YEARS

                                                                    (OR LIFE OF CLASS)


CLASS S RETURN .........................    4.30%       13.33%         8.40%(1)

Russell 1000(Reg. TM) Value Index ......   (0.17)%      14.63%         9.39%(3)




(1)   Class S shares commenced operations on May 1, 2002.

(2)   BlackRock Investment Management, LLC has managed the Portfolio since

      September 30, 2006. Prior to September 30, 2006, the Portfolio was

      managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc.

      consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill

      Lynch & Co., Inc.'s investment management businesses (including Mercury

      Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)   The index return is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect wholly-owned subsidiary of BlackRock, Inc. The principal address of BlackRock Investment Management is 800 Scudders Mill Rd., Plainsboro, NJ

08536.


As of December 31, 2007, BlackRock Investment Management and its affiliates had over $1.357 trillion in investment company and other portfolio assets under management.


                                       17


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The Portfolio is supported by a team of investment professionals who are responsible for investment research and selection. The lead members of this team are Robert C. Doll, Jr. and Daniel Hanson. Mr. Doll is primarily responsible for the day-to-day management of the Portfolio:






NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

__________________________ __________________________________________________________________________________________


Robert C. Doll, Jr., CFA   Mr. Doll has been the Portfolio's portfolio manager since inception. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment

                           Officer for Equities, Chairman of the BlackRock Retail Operating Committee and

                           member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") and its affiliate, Fund Asset

                           Management, L.P. ("FAM"), from 2001 to 2006. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

Daniel Hanson, CFA         Mr. Hanson is a Director of BlackRock, Inc. which he joined in 2006 following the merger with MLIM. He has been a member of the Large Cap Series team responsible for fundamental analysis since he joined MLIM in 2003 and has been a portfolio manager of the Portfolio since 2008. Mr. Hanson directs the fundamental research group supporting this team, and is an active participant in the portfolio construction process.





The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       18


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

SUB-ADVISER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Equity securities in which the Portfolio may invest include common or preferred stock or securities convertible into or exchangeable for equity securities,

such as warrants or rights. When determining whether a company is located in the United States, the Sub-Adviser will consider such factors as the place of listing and the location of the issuer's incorporation and headquarters.


In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Sub-Adviser is not constrained by a particular investment style, and may invest in "growth" or

"value" securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.

The Portfolio may also hold equity securities whose principal markets are in the United States (including ADRs and other U.S. registered foreign securities). The Portfolio may invest a portion of its assets in debt securities and cash equivalents.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PENDING MERGER - On March 27, 2008, the Board approved a proposal to reorganize the Portfolio into ING VP Growth and Income Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2008. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING VP Growth and Income Portfolio. For more information regarding ING VP Growth and Income

Portfolio, please contact a Shareholder Services representative at (800)

366-0066.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                             Equity Securities Risk

                           Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                                       19


--------------------------------------------------------------------------------

                  DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                           Other Investment Companies


                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001      2002     2003     2004    2005    2006    2007

                      -3.62    -23.79   36.75    9.27    6.19    10.27   -0.43


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     18.43%

  Worst:  3rd Quarter   2002:    (19.48)%


                                       20


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P 500(Reg. TM) Index is

an unmanaged index that measures the performance of securities of approximately

500 of the largest companies in the United States. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                             AVERAGE ANNUAL TOTAL RETURNS(1)

                        (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR       5 YEARS          10 YEARS

                                                                    (OR LIFE OF CLASS)


CLASS S RETURN .........................  (0.43)%        11.74%         4.03%(1)

S&P 500(Reg. TM) Index .................   5.49%         12.83%         2.34%(2)




(1)   Class S shares commenced operations on February 1, 2000.

(2)   The index return is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER


Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA

90071, has managed the Portfolio since February 2000. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $128 billion in assets as of December 31, 2007.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                  POSITION AND RECENT BUSINESS EXPERIENCE

_____________________ __________________________________________________________________________________________


Karen A. Miller       Ms. Miller is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Ms. Miller joined the Capital organization in 1990 where she served in various portfolio management positions and has managed the Portfolio since 2000.

Michael R. Ericksen   Mr. Ericksen is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Mr. Ericksen joined the Capital organization in 1987 where he served in various capacities and has managed the Portfolio since 2000.

David Fisher          Mr. Fisher is Chairman of the Board of Capital Guardian with portfolio management responsibilities. Mr. Fisher joined the Capital organization in 1969 where he served in various portfolio management positions and has managed the Portfolio since 2000.

Theodore Samuels      Mr. Samuels is a Senior Vice President and Director for Capital Guardian with portfolio management responsibilities. Mr. Samuels joined the Capital organization in 1981 where he served in various portfolio management positions and has managed the

                      Portfolio since 2000.

Eric Stern            Mr. Stern is Senior Vice President of Capital International Research, Inc. and a Director

                      and Senior Vice President of Capital Guardian Trust Company. His investment responsibilities include portfolio management within the U.S.core and growth equity mandates and research of the U.S. medical technology industry. Mr. Stern also serves as the chairman of the FundForLife Investment Committee. Prior to joining Capital

                      International in 1991, he served two years as an analyst in the mergers and acquisitions department of Morgan Stanley & Company.

Terry Berkemeier      Mr. Berkemeier is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Mr. Berkemeier joined the Capital organization in 1992 where he served in various portfolio management positions and has managed the Portfolio since 2000.




                                       21


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------




NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ ______________________________________________________________________________________


Alan J. Wilson   Mr. Wilson is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Mr. Wilson joined the Capital organization in 1991 where he served in various portfolio management positions and has managed the Portfolio since 2000.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       22


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.


The Sub-Adviser normally invests at least 80% of the Portfolio's net assets

(plus borrowings for investment purposes) in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist,

for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(Reg. TM) Index or the

Standard & Poor's MidCap 400 ("S&P MidCap 400") Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80%

policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.


The Sub-Adviser may invest up to 25% of the Portfolio's assets at the time of purchase in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks,

or a combination of both types. In buying and selling securities for the

Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                                       23


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001     2002     2003     2004     2005     2006     2007

                      -6.64   -19.34   33.47    24.10    16.90    11.91    14.49


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2001:     18.53%

  Worst:  3rd Quarter   2002:    (18.69)%


                                       24


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the S&P MidCap 400 Index. The S&P MidCap

400 Index is a market capitalization-weighted index of 400 mid-capitalization stocks chosen for market size, liquidity, and industry group representation.

The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                          1 YEAR      5 YEARS          10 YEARS

                                                                   (OR LIFE OF CLASS)


CLASS S RETURN .........................  14.49%       19.92%         8.87%(1)

S&P MidCap 400 Index ...................   7.98%       16.20%         7.86%(2)





(1)   Class S shares commenced operations on October 2, 2000.


(2)   The index return is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the

Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes.

Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares.

Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals own more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA

02109. As of December 31, 2007, FMR managed approximately $1,421.4 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME        POSITION AND RECENT BUSINESS EXPERIENCE

___________ _______________________________________________________________________________________


Tom Allen   Vice President of FMR and portfolio manager of the Portfolio since February 2004.

            Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.


                                       25


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING FRANKLIN INCOME PORTFOLIO


SUB-ADVISER

Franklin Advisers, Inc. ("Franklin")

INVESTMENT OBJECTIVE

Seeks to maximize income while maintaining prospects for capital appreciation.

The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds,

notes and debentures, among others. Equity securities include common stocks,

preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.


The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the

Portfolio will invest more than 50% of its assets in these securities.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Rating Corporation ("S&P") and Moody's

Investors Service, Inc. ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories,

such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or

American Depositary Receipts ("ADRs").


The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the

Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

o  the experience and managerial strength of the company;

o  responsiveness to changes in interest rates and business conditions;

o  debt maturity schedules and borrowing requirements;

o  the company's changing financial condition and market recognition of the change; and

o  a security's relative value based on such factors as anticipated cash flow,

   interest or dividend coverage, asset coverage and earnings prospects.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.



                                       26


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk


                                  Manager Risk


                            Market and Company Risk

                               Market Trends Risk


                                 Maturity Risk

                        Other Investment Companies Risk


                             Price Volatility Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."

                                       27


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.


                          YEAR-BY-YEAR TOTAL RETURN(1)

                       (FOR THE PERIOD ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]



1998   1999   2000   2001   2002   2003   2004   2005   2006   2007

                                                               2.66




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   1st Quarter   2007:     2.63%

  Worst:  4th Quarter   2007:    (3.03)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price ("S&P 500(Reg. TM)") Index and the Lehman Brothers(Reg.

TM) Intermediate Government/Credit Bond Index and a composite index consisting of 60% S&P 500(Reg. TM) Index and 40% Lehman Brothers(Reg. TM) Intermediate

Government/Credit Bond Index ("60% S&P 500(Reg. TM)/40% Lehman") Index. The S&P

500(Reg. TM) is an unmanaged index that measures the performance of securities of appropriately 500 of the larges companies in the United States. The Lehman

Brothers(Reg. TM) Intermediate Government/Credit Bond Index is a widely recognized index which features a blend of U.S. Treasury, government-sponsored

(U.S. Agency and supranational) mortgage and corporate securities limited to a maturity of no more than ten years. It does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the indices.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                            1 YEAR          5 YEARS           10 YEARS

                                                       (OR LIFE OF CLASS)


CLASS S RETURN ...........................  2.66%         7.70%(1)              N/A

S&P 500(Reg. TM) Index ...................  5.49%         9.13%(2)              N/A

Lehman Brothers(Reg. TM) Intermediate

Government/Credit Bond

  Index ...................................  7.39%         7.12%(2)              N/A

60% S&P 500(Reg. TM)/40% Lehman Index ....  6.39%         8.43%(2)              N/A




(1)   Class S shares commenced operations on April 28, 2006.

(2)   The index returns are for the period beginning May 1, 2006.

                                       28


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


The Adviser has engaged Franklin, One Franklin Parkway, San Mateo, California

04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio.

Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. As of

December 31, 2007, Franklin and its affiliates had over $643.7 billion in assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ________________________________________________________________________________________


Edward D. Perks      Mr. Perks is Senior Vice President of Franklin and has managed the Portfolio since

                     April 2006. Since 1994, Mr. Perks has worked as a research analyst and portfolio manager at Franklin. He joined Franklin in 1992.

Charles B. Johnson   Mr. Johnson has managed the Portfolio since April 2006. Since 2003, Mr. Johnson has served as Chairman of the Board of Franklin as well as Director of various Franklin

                     Templeton Funds. From 1969 to December 2003, Mr. Johnson served as the CEO of

                     Franklin. He joined Franklin in 1957.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       29


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING FRANKLIN MUTUAL SHARES PORTFOLIO

SUB-ADVISER

Franklin Mutual Advisers, LLC ("Franklin Mutual")

INVESTMENT OBJECTIVE

Capital appreciation. Its secondary goal is income. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expected to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the Portfolio invests primarily in:

o  UNDERVALUED SECURITIES. Securities trading at a discount to their intrinsic value.

And, to a lesser extent, the Portfolio also invests in:

o  RISK ARBITRAGE SECURITIES. Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations,

   spinoffs, or tender or exchange offers or securities that the Sub-Adviser believes are cheap relative to an economically similar security of another or the same company.

o  DISTRESSED COMPANIES. Securities of companies that are, or are about to be,

   involved in reorganizations, financial restructurings, or bankruptcy.

Common and preferred stocks, and securities convertible into common stocks, are examples of equity securities.


In pursuit of its value-oriented strategy, the Portfolio is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Portfolio invests predominantly (up to 100% of its assets) in companies with market capitalization greater than $5 billion. The

Portfolio also may invest a portion of its assets in small capitalization companies.


While the Portfolio generally purchases securities for investment purposes, the

Sub-Adviser may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Portfolio may benefit.


The Portfolio expects to invest significantly (up to 35% of its assets) in foreign securities. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.


The Portfolio may, from time to time, attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts

(hedging instruments), when, in the Sub-Adviser's opinion, it would be advantageous to the Portfolio to do so.

The Portfolio may also engage from time to time in an "arbitrage" strategy.

When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally buys the security that the Sub-Adviser believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the

Portfolio attempts to profit from a perceived relationship between the values of the two securities. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger,

acquisition or tender offer, or other corporate action or event.

The Portfolio's investments in Distressed Companies typically involve the purchase of bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of, or trade claims against, such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company's direct indebtedness, the Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the

Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Portfolio generally makes such investments to achieve capital appreciation, rather than to seek income.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


                                       30


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PORTFOLIO SELECTION

The Sub-Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Sub-Adviser focuses on the market price of a company's securities relative to the Sub-Adviser's own evaluation of the company's asset value, book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness,

including loan participations, are generally selected based on the

Sub-Adviser's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The Sub-Adviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

TEMPORARY INVESTMENTS

The Sub-Adviser may keep a portion, which may be significant at times, of the

Portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Portfolio's investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the

Sub-Adviser believes market or economic conditions are unusual or unfavorable for investors, it may invest all or substantially all of the Portfolio's assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents. In these circumstances, the Portfolio may be unable to pursue its investment goal.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                             Investment Models Risk

                                 Liquidity Risk


                                  Manager Risk


                           Market Capitalization Risk

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                            Portfolio Turnover Risk

            Risk Arbitrage Securities and Distressed Companies Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                              Sovereign Debt Risk

                             Value Investing Risk

                                       31


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


Since the Portfolio did not have a full calendar year of performance as of

December 31, 2007, annual performance information is not provided. However,

performance of a similarly managed fund is presented in the section of this

Prospectus entitled "Performance of Similarly Managed Mutual Funds."


MORE ON THE SUB-ADVISER


The Adviser has engaged Franklin Mutual, 101 John F. Kennedy Parkway, Short

Hills, NJ 07078 to serve as Sub-Adviser to the Portfolio. Franklin Mutual is an indirect wholly-owned subsidiary of Franklin Resources, Inc. As of December 31,

2007, Franklin and its affiliates had over $643.7 billion in assets under management. The Portfolio is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                     POSITION AND RECENT BUSINESS EXPERIENCE

________________________ ________________________________________________________________________________________


Peter Langerman          Peter Langerman is President, Chief Executive Officer of Franklin Mutual. Mr.

                         Langerman rejoined Franklin Templeton Investments in 2005. He has been a co-portfolio manager of the Portfolio since April 2007. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of the Division of

                         Investment of New Jersey's Department of the Treasury, overseeing employee pension funds. Between 1986 and 1996, Mr. Langerman was employed at Heine Securities

                         Corporation.

F. David Segal, CFA      David Segal has been a co-manager of the Portfolio since April 2007. Prior to joining

                         Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance

                         Group of Metlife for the period 1999-2002.

Deborah A. Turner, CFA   Deborah Turner has been the assistant portfolio manager of the Portfolio since April

                         2007. She has been with Franklin Templeton Investments since 1996. Between 1993-1996,

                         Ms. Turner was employed at Heine Securities Corporation.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       32


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO

SUB-ADVISER

Lord, Abbett & Co. LLC ("Lord Abbett")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective. The

Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the

Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the

Russell 1000(Reg. TM) Index. As of December 31, 2007, the market capitalization range of the Russell 1000(Reg. TM) Index was $479 million to $527.7 billion.

This range may vary daily.


Equity securities in which the Portfolio may invest include common stocks,

preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are

"seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.

The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts ("ADRs") and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk


                        Other Investment Companies Risk


                            Securities Lending Risk

                             Value Investing Risk

                                       33


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001     2002     2003     2004    2005    2006     2007

                     -4.27    -22.98   31.25    9.92    5.48    17.60    4.15


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     19.58%

  Worst:  3rd Quarter   2002:    (21.18)%


                                       34


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(Reg. TM) Value Index.

The Russell 1000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 1000(Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                        (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR        5 YEAR          10 YEARS

                                                                    (OR LIFE OF CLASS)


CLASS S RETURN .........................    4.15%       13.25%         5.84%(1)

Russell 1000(Reg. TM) Value Index ......   (0.17)%      14.63%         7.29%(3)




(1)   Class S shares commenced operations on February 1, 2000.

(2)   Lord, Abbett & Co. LLC has managed the Portfolio since December 1, 2005.

      Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers

      Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

(3)   The index return is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER


Lord Abbett has served as Sub-Adviser to the Portfolio since December 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey

07302. As of December 31, 2007, Lord Abbett managed $110 billion in assets.

The following individual is responsible for the day-to-day management of the

Portfolio:






NAME              POSITION AND RECENT BUSINESS EXPERIENCE

_________________ ___________________________________________________________________________________


Eli M. Salzmann   Mr. Salzmann, Partner of Lord Abbett and Director of Equity Investments - Large

                  Cap Value, joined Lord Abbett in 1997 and has managed the Portfolio since December

                  2005.





The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.


                                       35


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


SUB-ADVISER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established U.S. companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options, in keeping with the

Portfolio's investment objective. The Portfolio may invest up to 25% of its net assets in foreign equity securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund & T. Rowe Price Government Reserve

Investment Fund, internally managed money market funds of T. Rowe Price.

The Portfolio's common stocks generally fall into one of two categories:

o  the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets,

   earnings, or other factors; and

o  the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short-term but not necessarily over the long-term.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures,

such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The

Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the

Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the

Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.

Futures and options may be bought or sold for any number of reasons, including:

to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

Investments in futures and options are subject to additional volatility and potential losses.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company or for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Sub-Adviser may invest up to 15% of the

Portfolio's assets in debt securities that are rated below investment-grade or,

if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional

Information.


                                       36


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

(1)   shares of the T. Rowe Price Reserve Investment Fund, and T. Rowe Price

       Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price;

(2)   U.S. government obligations;

(3)   negotiable certificates of deposit, bankers' acceptances and fixed-time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

(4)   commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

(5)   repurchase agreements.

The Portfolio may borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Asset Allocation Risk

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                                Leveraging Risk


                                  Manager Risk

                            Market and Company Risk


                                 Maturity Risk

                        Other Investment Companies Risk

                    Restricted and Illiquid Securities Risk

                            Securities Lending Risk

                            Special Situations Risk

                U.S. Government Securities and Obligations Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       37


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                           YEAR-BY-YEAR TOTAL RETURNS

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999    2000     2001    2002    2003     2004     2005    2006     2007

5.89   6.92    21.97    9.92    0.48    25.23    16.61    7.74    14.64    4.39


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:    2nd Quarter   2003:    12.52%

  Worst:   3rd Quarter   2002:    (7.52)%


                                       38


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price ("S&P 500(Reg. TM)") Index and the Lehman Brothers(Reg.

TM) U.S. Government/Credit Bond Index and a composite index - consisting of 60%

S&P 500(Reg. TM) Index and 40% Lehman Brothers(Reg. TM) U.S. Government/Credit

Bond ("60% S&P 500(Reg. TM)/40% Lehman") Index. The S&P 500(Reg. TM) Index is

an unmanaged index that measures the performance of securities of approximately

500 of the largest companies in the United States. The Lehman Brothers(Reg. TM)

U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. The indices do not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                            AVERAGE ANNUAL TOTAL RETURN

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                  1 YEAR      5 YEARS      10 YEARS


CLASS S RETURN ..............................  4.39%       13.48%       11.12%

S&P 500(Reg. TM) Index ......................  5.49%       12.83%        5.91%

Lehman Brothers(Reg. TM) U.S. Government/

  Credit Bond Index ..........................  7.23%        4.44%        6.01%

60% S&P 500(Reg. TM)/40%

  Lehman Index ...............................  6.33%        9.53%        6.29%




MORE ON THE SUB-ADVISER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East

Pratt Street, Baltimore, Maryland 21202. As of December 31, 2007, the firm and its affiliates managed over $400 billion in assets.


The following individual is responsible for the day-to-day management of the

Portfolio.





NAME                   POSITION AND RECENT BUSINESS EXPERIENCE

______________________ _______________________________________________________________________________________


David R. Giroux, CFA   Mr. Giroux, a Vice President of T. Rowe Price, joined T. Rowe Price in 1998, and serves as a Portfolio Manager in the Equity Division. Mr. Giroux became Co-Chairman of the Portfolio's Advisory Committee for the Capital Appreciation Portfolio effective

                       July 2006. He became the sole Chairman of the Committee for the Portfolio effective

                       July 2007. He is co-manager of the U.S. Concentrated Large-Cap Value and Manager of the Capital Appreciation strategies and T. Rowe Price Capital Appreciation Fund in addition to portfolio management responsibilities in the firm's U.S. Structured

                       Research Strategy. He is co-executive chairman and also serves on the Investment

                       Advisory Committee for a number of the firm's U.S. Large-Cap Value Strategies. He has earned accreditation as a Chartered Financial Analyst.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       39


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

SUB-ADVISER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital. The

Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.


The Sub-Adviser typically employs a "value" approach in selecting investments.

The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:

o  an established operating history;

o  above-average dividend yield relative to the Standard & Poor's 500(Reg. TM)

   Composite Stock Price ("S&P 500(Reg. TM)") Index;

o  low price/earnings ratio relative to the S&P 500(Reg. TM) Index;

o  a sound balance sheet and other positive financial characteristics; and

o  low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities,

warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government

Reserve Investment Fund, internally managed money market funds of T. Rowe

Price.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk


                                  Manager Risk


                                       40


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Market and Company Risk

                        Other Investment Companies Risk

                            Securities Lending Risk

                            Special Situations Risk

                              Value Investing Risk


The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the

Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999     2000     2001    2002     2003    2004     2005    2006     2007

8.26    -0.72   12.93    1.36    -13.19   25.16   14.89    3.92    19.09    3.06




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:   2nd Quarter   2003:     16.79%

Worst:  3rd Quarter   2002:    (17.45)%


                                       41


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P 500(Reg. TM) Index is

an unmanaged index that measures the performance of securities of approximately

500 of the largest companies in the United States. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                       AVERAGE ANNUAL TOTAL RETURNS(1)

                  (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR      5 YEARS     10 YEARS

CLASS S RETURN .........................  3.06%       12.89%       6.95%

S&P 500(Reg. TM) Index .................  5.49%       12.83%       5.91%


(1)   T. Rowe Price Associates, Inc. has managed the Portfolio since March 1,

      1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

MORE ON THE SUB-ADVISER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East

Pratt Street, Baltimore, Maryland 21202. As of December 31, 2007, the firm and its affiliates managed over $400 billion in assets.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME           POSITION AND RECENT BUSINESS EXPERIENCE

______________ __________________________________________________________________________________


Brian Rogers   Mr. Rogers is the Committee Chair of the Investment Advisory Committee that has managed the Portfolio since March 1999. He works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been managing investments since joining T. Rowe Price in 1982.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.


                                       42


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO

SUB-ADVISER

Templeton Global Advisors Limited ("Templeton Global Advisors")

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration. The

Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities

(which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to

5% of its total assets in options and swap agreements. With derivatives, the

Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a

"bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The

Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk


                           Other Investment Companies


                            Securities Lending Risk

                              Sovereign Debt Risk

                             Value Investing Risk

                                       43


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999     2000     2001     2002     2003    2004    2005    2006    2007

29.31   63.30    -14.56   -11.91   -20.18   36.31   10.95   9.88    21.92   2.41


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1999:     47.69%

  Worst:  3rd Quarter   2002:    (20.00)%


                                       44


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International

World ("MSCI World") IndexSM. The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the

United States, Europe, Canada, Australia, New Zealand and the Far East. It

includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR      5 YEARS      10 YEARS

CLASS S RETURN .........................  2.41%       15.71%       10.16%

MSCI World IndexSM .....................  9.04%       16.96%        7.00%


(1)   Templeton Global Advisors has managed the Portfolio since December 5,

      2005. Prior to December 5, 2005, the Portfolio was managed by Capital

      Guardian Trust Company and had different principal investment strategies.

      Capital Guardian Trust Company managed the Portfolio from February 1,

      2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different sub-adviser.

MORE ON THE SUB-ADVISER


The Adviser has engaged Templeton Global Advisors, principally located at

Lyford Cay, Nassau, Bahamas, to serve as Sub-Adviser to the Portfolio.

Templeton Global Advisors is an indirect wholly-owned subsidiary of Franklin

Resources, Inc. As of December 31, 2007, Franklin and its affiliates had over

$643.7 billion in assets under management.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                  POSITION AND RECENT BUSINESS EXPERIENCE

_____________________ _____________________________________________________________________________________


Cindy Sweeting, CFA   Ms. Sweeting is president of Templeton Global Advisors Limited. Ms. Sweeting has

                      25 years of experience in the investment industry. She joined Franklin Templeton

                      Investments in Templeton's Nassau office in 1997. Ms. Sweeting has served as the lead portfolio manger of the Portfolio since December 2007.

The following individuals have secondary portfolio management responsibilities:

Tucker Scott, CFA     Mr. Scott is an executive vice president of Templeton Global Advisors Limited. He joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts. Prior to joining Templeton, Mr. Scott worked for

                      Aeltus Investment Management. Mr. Scott has served as portfolio manager of the

                      Portfolio since October 2007.

Lisa F. Myers, CFA    Ms. Myers is Vice President of Templeton Global Advisors. She has been employed by Templeton Global Advisors since 1996 and has held the roles of both a portfolio manager and research analyst. She has served as a portfolio manager of the Portfolio since December 2005.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       45


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO


SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, at least 80% of the net assets (plus borrowings for investment purposes) of the Portfolio will be invested in equity securities.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% of its assets in foreign securities, including emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.


Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate,

the value of an investment in the Portfolio will vary based upon the

Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research,

careful security selection and the continual monitoring of the Portfolio's investments.

The Sub-Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Sub-Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Sub-Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may invest up to 10% of its total assets in Real Estate

Investment Trusts ("REITs").

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Currency Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk


                        Other Investment Companies Risk


                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                                       46


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003       2004    2005       2006      2007

                                   23.65      7.34    15.04      4.06      21.29


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:    12.14%

  Worst:  1st Quarter   2005:    (5.53)%


                                       47


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(Reg. TM) Growth Index.

The Russell 1000(Reg. TM) Growth Index measures the performance of the 1000 largest companies in the Russell 3000(Reg. TM) Index with higher price-to-book ratios and higher forecasted growth values. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                              1 YEAR      5 YEARS          10 YEARS

                                                                      (OR LIFE OF CLASS)


CLASS S RETURN .........................  21.29%       14.01%         7.68%(1)

Russell 1000(Reg. TM) Growth Index .....  11.81%       12.11%         6.48%(3)




(1)   Class S shares commenced operations on May 1, 2002.

(2)   On April 30, 2007, the Portfolio changed its name from ING Van Kampen

      Equity Growth Portfolio to ING Van Kampen Capital Growth Portfolio.

(3)   The index return is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $589.5 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                POSITION AND RECENT BUSINESS EXPERIENCE

___________________ _________________________________________________________________________________________


Dennis Lynch        Mr. Lynch, Managing Director, joined Van Kampen in 1998 and has 13 years of investment industry experience. Mr. Lynch is the Portfolio's lead portfolio manager. He has managed the Portfolio since June 2004.

David Cohen         Mr. Cohen, Managing Director, joined Van Kampen in 1993 and has 21 years of investment industry experience. Mr. Cohen serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio. He has co-managed the Portfolio since June 2004.

Sam Chainani, CFA   Mr. Chainani, Managing Director, joined Van Kampen in 1996 and has 11 years of investment industry experience. Mr. Chainani serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio. He has co-managed the Portfolio since June 2004.

Alexander Norton    Mr. Norton, Executive Director, joined Van Kampen in 2000 and has over 14 years investment industry experience. Mr. Norton serves as the co-portfolio manager and works collaboratively with the other team members to manage the Portfolio. He has co-managed the Portfolio since October 2005.

Jason Yeung         Mr. Yeung, Executive Director, has been associated with Van Kampen in a research capacity from 2002 to 2007. Mr. Yeung serves as co-portfolio manager and works collaboratively with other team members to manage the Portfolio. He has co-managed the Portfolio since September 2007.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       48


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential.

The Portfolio may invest in securities of companies of any size. The

Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the

Portfolio invests at least 65% of its total assets in securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the

Portfolio may concentrate its holdings in a relatively small number of companies. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the

Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts,

futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Currency Risk

                                Derivatives Risk

                              Diversification Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                                       49


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk


                           Other Investment Companies


                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003     2004     2005       2006       2007

                                   26.24    12.67    11.30      21.33      9.71


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2003:    15.51%

  Worst:  1st Quarter   2003:    (7.61)%


                                       50


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International

World ("MSCI World") IndexSM. The MSCI World IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in markets in

Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                             1 YEAR      5 YEARS          10 YEARS

                                                                     (OR LIFE OF CLASS)


CLASS S RETURN .........................  9.71%       16.07%         11.79%(1)

MSCI World IndexSM .....................  9.04%       16.96%         11.03%(2)




(1)   Class S shares commenced operations on May 1, 2002.

(2)   The index return is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML")

so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2007, MSIM Inc.,

together with its affiliated asset management companies, managed assets of approximately $589.5 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                   POSITION AND RECENT BUSINESS EXPERIENCE

______________________ ____________________________________________________________________________________


Hassan Elmasry, CFA    Mr. Elmasry is the lead portfolio manager for the Global and American Franchise strategies and has managed the Portfolio since 2002. Mr. Elmasry joined Morgan

                       Stanley in 1995 and has 23 years investment experience.

Michael Allison, CFA   Mr. Allison is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since 2005. Mr. Allison joined Morgan Stanley in 2000 and has 10 years of investment experience.

Paras Dodhia           Mr. Dodhia is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since 2002. Mr. Dodhia joined Morgan Stanley in 2002 and has 8 years of investment experience.

Jayson Vowles          Mr. Vowles is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since 2003. Mr. Vowles joined Morgan Stanley in 2003 and has 6 years of investment experience.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       51


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Sub-Adviser seeks to achieve the

Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's Rating Corporation or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the

Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk


                           Other Investment Companies


                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                                       52


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999    2000    2001     2002     2003    2004    2005    2006     2007

14.13   15.88    -2.11  -11.95   -14.75   27.87   14.12   10.07   15.99    2.59


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1998:     17.30%

  Worst:  3rd Quarter   2002:    (17.94)%


                                       53


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks in investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to those of a broad measure of market performance - the Russell 1000(Reg. TM) Value Index.

The Russell 1000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                              1 YEAR       5 YEARS     10 YEARS

CLASS S RETURN .........................    2.59%       13.82%       6.38%

Russell 1000(Reg. TM) Value Index ......   (0.17)%      14.63%       7.68%


(1)   Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different sub-adviser.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $589.5 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                     POSITION AND RECENT BUSINESS EXPERIENCE

________________________ _____________________________________________________________________________________


James A. Gilligan, CFA   Mr. Gilligan, Managing Director, joined Van Kampen in 1985 and is a member of the

                         Equity Income Team. Mr. Gilligan is the lead portfolio manager and is responsible for the execution of the overall strategy of the Portfolio. Mr. Gilligan has managed the Portfolio since 2002.

James O. Roeder, CFA     Mr. Roeder, Executive Director, joined Van Kampen in 1999 and is a member of the

                         Equity Income Team. Mr. Roeder has managed the Portfolio since 2002.

Thomas Bastian, CFA      Mr. Bastian, Managing Director and a member of the Equity Income Team, joined

                         Van Kampen in 2003. Mr. Bastian is the co-lead portfolio manager and has managed the Portfolio since 2003. From 2001 to 2003, Mr. Bastian was a portfolio manager at

                         Eagle Asset Management.

Mark Laskin              Mr. Laskin, Executive Director and a member of the Equity Income Team, joined

                         Van Kampen in 2000 in an investment management capacity. He began managing the Portfolio in 2007.

Sergio Marcheli          Mr. Marcheli, Executive Director and portfolio manager for the Separately Managed

                         Account Strategies, has managed the Portfolio since 2003. From 1995 to 2002, Mr.

                         Marcheli was associated with Van Kampen in a research capacity.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       54


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING VAN KAMPEN REAL ESTATE PORTFOLIO


SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of

Securities Dealers Automated Quotation ("NASDAQ") System. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser selects securities generally for long-term investment with an emphasis on a value-driven approach to bottom-up stock selection with a top-down asset allocation overlay. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States,

if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the

United States or if it is organized or has a principal office in the United

States; and (2) a company is considered to be in the real estate industry if it: (a) derives at least 50% of its revenues or profits from the ownership,

construction, management, financing or sale of residential, commercial or industrial real estate; or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above industries.


The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

o  equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

o  financial institutions which issue or service mortgages, not to exceed 25%

   of total assets;

o  securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;


o  high-yield debt securities and convertible bonds, not to exceed 20% of total assets;


o  mortgage- and asset-backed securities; and

o  covered options on securities and stock indices.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Asset Allocation Risk

                          Asset-Backed Securities Risk

                                       55


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                              Diversification Risk

                             Equity Securities Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                          Industry Concentration Risk


                                  Manager Risk


                            Market and Company Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                       Real Estate Investment Trusts Risk

                                  Sector Risk

                            Securities Lending Risk

                                Value Investing

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

               (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998     1999       2000       2001      2002      2003       2004       2005       2006       2007

-13.45   -3.81     30.99      8.14      0.20      37.73      37.77      16.78      37.63      -17.74




                                       56


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2004:     17.79%

  Worst:  4th Quarter   2007:    (14.66)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Dow Jones Wilshire Real Estate

Securities Index. The Dow Jones Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                                AVERAGE ANNUAL TOTAL RETURNS(1)

                           (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                           1 YEAR        5 YEARS      10 YEARS


CLASS S RETURN .....................................  (17.74)%        20.18%       11.47%

Dow Jones Wilshire Real Estate Securities Index ....  (17.58)%        18.62%       14.45%




(1)   On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio.

      Performance prior to December 17, 2001 is attributable to a different sub-adviser.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $589.5 billion.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ___________________________________________________________________________________


Theodore R. Bigman   Mr. Bigman, Managing Director, joined Van Kampen in 1995 and has 20 years of investment experience. He is Head of Global Real Estate, responsible for Morgan

                     Stanley Investment Management's real estate securities investment management business. Mr. Bigman is the Portfolio's lead portfolio manager and has managed the

                     Portfolio since 2001.



Mr. Bigman is supported by a team of five research analysts. Together, Mr.

Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       57


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO

SUB-ADVISER

Wells Capital Management, Inc. ("Wells Capital Management")

INVESTMENT OBJECTIVE


Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Sub-Adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio generally invests in securities of mid-sized companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the Sub-Adviser believes more attractive value opportunities exist. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PENDING MERGER - On March 27, 2008, the Board approved a proposal to reorganize the Portfolio into ING Pioneer Mid Cap Value Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2008. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING Pioneer Mid

Cap Portfolio. For more information regarding ING Pioneer Mid Cap Portfolio,

please contact a Shareholder Services representative at (800) 366-0066.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below:

                                   Call Risk

                              Debt Securities Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

                                       58


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.


                          YEAR-BY-YEAR TOTAL RETURN(1)

                       (FOR THE PERIOD ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]





1998    1999        2000        2001        2002       2003       2004       2005      2006       2007

12.68   24.64       -15.22      -12.98      -29.26     31.11      12.58      5.84      15.17      -3.74




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     18.00%

  Worst:  2nd Quarter   2002:    (18.38)%


                                       59


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(Reg. TM) Value Index.

The Russell Midcap(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell Midcap(Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                               1 YEAR       5 YEARS     10 YEARS

CLASS S RETURN .........................  (3.74)%        11.60%        2.41%

Russell Midcap(Reg. TM) Value Index ....  (1.42)%        17.92%       10.18%


(1)   On April 30, 2007, ING Wells Fargo Mid Cap Disciplined Portfolio changed its name to ING Wells Fargo Disciplined Value Portfolio. Wells Capital

      Management has managed the Portfolio since August 29, 2005. Jennison

      Associates LLC managed the Portfolio from July 31, 2002 through August

      28, 2005. Performance prior to July 31, 2002 is attributable to a different sub-adviser.

MORE ON THE SUB-ADVISER

Wells Capital Management, an indirect, wholly-owned subsidiary of Wells Fargo &

Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations,

endowments, trust companies and high net worth individuals.


The principal address of Wells Capital Management is 525 Market Street, 10th

Floor, San Francisco, CA 94105. As of December 31, 2007, Wells Capital

Management had over $219.9 billion in total assets under management.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                        POSITION AND RECENT BUSINESS EXPERIENCE

___________________________ _________________________________________________________________________________________


Robert J. Costomiris, CFA   Mr. Costomiris is the Managing Director and senior portfolio manager for the Disciplined

                            Value Equity team of Wells Capital Management and has been responsible for the day-to-day management of the Portfolio since August 2005. Prior to joining Wells

                            Capital Management in 2005, he held the same responsibilities at Strong Capital

                            Management from 2001 through 2005. Prior to joining Strong Capital Management,

                            Mr. Costomiris spent 4 years as the Director of Research at Thomson Horstmann &

                            Bryant in New Jersey and 4 years as a Senior Investment Consultant at Hewitt Associates in Chicago, Illinois. Mr. Costomiris is a member of the CFA Institute and has earned the Chartered Financial Analyst ("CFA") designation.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       60


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

SUB-ADVISER

Wells Capital Management, Inc. ("Wells Capital Management")

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The

Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index at the time of purchase. The range of the Russell 2500TM Index was $27 million to

$20.6 billion, as of December 31, 2007. The market capitalization of companies in the index changes with market conditions and the composition of the index.

The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk


                           Other Investment Companies


                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       61


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

                         YEAR-BY-YEAR TOTAL RETURNS(1)


                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        19.62      -3.69


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


  Best:   1st Quarter   2006:    13.67%

  Worst:  4th Quarter   2007:    (5.19)%


                                       62


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Russell 2000(Reg. TM) Value

Index and Russell 2000(Reg. TM) Index. The Russell 2000(Reg. TM) Value Index

measures the performance of those Russell 2,000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(Reg.

TM) Index measures the performance of the 2,000 smallest companies in the

Russell 3000(Reg. TM) Index. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                              1 YEAR           5 YEARS         10 YEARS

                                                          (OR LIFE OF CLASS)


CLASS S RETURN ........................  (3.69)%          5.63%(1)              N/A

Russell 2000(Reg. TM) Value Index .....  (9.78)%          4.93%(2)              N/A

Russell 2000(Reg. TM) Index ...........  (1.57)%          7.38%(2)              N/A




(1)   Class S shares commenced operations on November 30, 2005.

(2)   The index returns are for the period beginning December 1, 2005.

MORE ON THE SUB-ADVISER

Wells Capital Management, an indirect, wholly-owned subsidiary of Wells Fargo &

Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations,

endowments, trust companies and high net worth individuals.


The principal address of Wells Capital Management is 525 Market Street, 10th

Floor, San Francisco, CA 94105. As of December 31, 2007, Wells Capital

Management had over $219.9 billion in total assets under management.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                        POSITION AND RECENT BUSINESS EXPERIENCE

___________________________ _____________________________________________________________________________________


Robert J. Costomiris, CFA   Mr. Costomiris has managed the Portfolio since November 2005. Prior to joining Wells

                            Capital Management in 2005, Mr. Costomiris held the same responsibilities at Strong

                            Capital Management, Inc. ("SCM") from 2001 through 2005. Prior to joining SCM,

                            he spent 4 years as the Director of Research at Thomson Horstmann & Bryant in

                            New Jersey and 4 years as a Senior Investment Consultant at Hewitt Associates in

                            Chicago, Illinois. Mr. Costomiris is a member of the CFA Institute and has earned the Chartered Financial Analyst ("CFA") designation.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       63

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                          PORTFOLIO FEES AND EXPENSES

--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by the Class S shares of the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2007. Actual expenses paid by the

Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable

Contract or Qualified Plan. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a

Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT).

Not Applicable.

                                 CLASS S SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)

                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)





                                           MANAGEMENT   SHAREHOLDER     OTHER

PORTFOLIO                                     FEE      SERVICES FEE    EXPENSES

-----------------------------------------  ----------  ------------  -----------


ING AllianceBernstein Mid Cap Growth(4)       0.77%      0.25%       0.00%

ING BlackRock Inflation Protected Bond        0.45%      0.25%       0.17%(6)(7)

ING BlackRock Large Cap Growth(4)             0.80%      0.25%(8)    0.00%

ING BlackRock Large Cap Value(4)              0.80%      0.25%       0.00%

ING Capital Guardian U.S. Equities(4)         0.75%      0.25%       0.00%

ING FMRSM Diversified Mid Cap(4)              0.63%      0.25%       0.00%

ING Franklin Income                           0.65%      0.25%       0.13%(6)

ING Franklin Mutual Shares(4)                 0.78%      0.25%       0.00%

ING Lord Abbett Affiliated(4)                 0.75%      0.25%       0.00%

ING T. Rowe Price Capital Appreciation(4)     0.64%      0.25%       0.00%

ING T. Rowe Price Equity Income(4)            0.64%      0.25%       0.00%

ING Templeton Global Growth(4)                0.90%      0.25%       0.00%

ING Van Kampen Capital Growth(4)              0.65%      0.25%       0.00%

ING Van Kampen Global Franchise(4)            0.96%      0.25%       0.00%

ING Van Kampen Growth and Income(4)           0.64%      0.25%       0.00%

ING Van Kampen Real Estate(4)                 0.64%      0.25%       0.00%

ING Wells Fargo Disciplined Value(4)          0.64%      0.25%       0.00%

ING Wells Fargo Small Cap Disciplined         0.77%      0.20%       0.15%(6)


                                             ACQUIRED

                                            FUND FEES     TOTAL         WAIVERS,          NET

                                               AND      OPERATING    REIMBURSEMENTS,   OPERATING

PORTFOLIO                                  EXPENSES(2)   EXPENSES  AND RECOUPMENTS(3)   EXPENSES

-----------------------------------------  -----------  ---------  ------------------  ---------


ING AllianceBernstein Mid Cap Growth(4)        N/A       1.02%              -           1.02%(5)

ING BlackRock Inflation Protected Bond         N/A       0.87%(7)           -           0.87%

ING BlackRock Large Cap Growth(4)              N/A       1.05%         (0.14)%          0.91%

ING BlackRock Large Cap Value(4)               N/A       1.05%         (0.06)%(9)       0.99%

ING Capital Guardian U.S. Equities(4)       0.00%(10)    1.00%              -           1.00%(5)

ING FMRSM Diversified Mid Cap(4)            0.00%(10)    0.88%              -           0.88%

ING Franklin Income                            N/A       1.03%         (0.04)%          0.99%

ING Franklin Mutual Shares(4)                  N/A       1.03%              -           1.03%

ING Lord Abbett Affiliated(4)                  N/A       1.00%              -           1.00%(5)

ING T. Rowe Price Capital Appreciation(4)      N/A       0.89%              -           0.89%

ING T. Rowe Price Equity Income(4)             N/A       0.89%              -           0.89%

ING Templeton Global Growth(4)                 N/A       1.15%              -           1.15%

ING Van Kampen Capital Growth(4)               N/A       0.90%         (0.02)%(9)       0.88%

ING Van Kampen Global Franchise(4)             N/A       1.21%              -           1.21%

ING Van Kampen Growth and Income(4)         0.00%(10)    0.89%              -           0.89%

ING Van Kampen Real Estate(4)                  N/A       0.89%              -           0.89%

ING Wells Fargo Disciplined Value(4)           N/A       0.89%              -           0.89%

ING Wells Fargo Small Cap Disciplined          N/A       1.17%         (0.05)%          1.12%





(1)   This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. For all Portfolios, estimated operating expenses are based on each

      Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSL, as investment adviser, to each

      Portfolio, has agreed for each Portfolio for the current fiscal year.



(2)   The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolios directly. Theses fees and expenses include each

      Portfolio's pro rata share of the cumulative expenses charged by the

      Acquired Funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Operating Expenses.



(3)   DSL has entered into written expense limitation agreements with certain

      Portfolios under which it will limit expenses of these Portfolios,

      excluding interest, taxes, brokerage, extraordinary expenses and Acquired

      Fund Fees and Expenses, if applicable, subject to possible recoupment by

      DSL within three years. The amount of these Portfolios' expenses waived,

      reimbursed or recouped during the last fiscal year is shown under the heading Waivers, Reimbursements, and Recoupments. The expense limitation agreements will continue through at least May 1, 2009. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the Management Agreement. In addition, the expense limitation agreements may be terminated by the

      Trust upon at least 90 days' written notice to the applicable


                                       64

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                    PORTFOLIO FEES AND EXPENSES (continued)

--------------------------------------------------------------------------------


  Portfolio's Adviser, DSL. Pursuant to a side agreement effective April 30,

  2007, DSL has effected an expense limit for ING BlackRock Large Cap Growth

  Portfolio through May 1, 2009. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it. For more information regarding the expense limitation agreements or side agreements for these Portfolios, please see the Statement of Additional Information.



(4)   The Management Agreement between the Trust and its Adviser, DSL, provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING BlackRock

      Inflation Protected Bond, ING Franklin Income and ING Wells Fargo Small

      Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting,

      auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the

      Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance

      coverage, any taxes paid by the Portfolios, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.



(5)   A portion of the brokerage commissions that ING AllianceBernstein Mid Cap

      Growth, ING Capital Guardian U.S. Equities and ING Lord Abbett Affiliated

      Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the total Net Operating Expenses for each Portfolio for the year ended December 31, 2007 would have been 1.00%, 0.99% and 0.99%,

      respectively. This arrangement may be discontinued at any time.



(6)   Pursuant to its administration agreement with the Trust, ING Funds

      Services, LLC receives an annual administration fee equal to 0.10% of ING

      BlackRock Inflation Protected Bond, ING Franklin Income and ING Wells

      Fargo Small Cap Disciplined Portfolios' average daily net assets, which is reflected in Other Expenses.



(7)   Includes 0.01% of non-recurring offering expense for ING BlackRock

      Inflation Protected Bond Portfolio. Excluding this amount, Total

      Operating Expenses would have been 0.86%.



(8)   ING Funds Distributor, LLC, the Distributor, has entered into a written expense limitation agreement with the Trust with respect to Class S shares of ING BlackRock Large Cap Growth Portfolio under which it will limit expenses of the Portfolio, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Funds

      Distributor, LLC within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Shareholder Services Fee. The expense limitation agreement is contractual and shall terminate upon termination of the Shareholder Service Plan with respect to ING BlackRock

      Large Cap Growth.



(9)   DSL has contractually agreed to waive a portion of the advisory fee for

      ING BlackRock Large Cap Value and ING Van Kampen Capital Growth

      Portfolios. Based upon average net assets as of December 31, 2007, the advisory fee waiver for these Portfolios would equal (0.06)% and (0.02)%,

      respectively. This advisory fee waiver will continue through at least May

      1, 2009. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSL elects to renew it.

(10)  Amount represents less than 0.01% and is included in Other Expenses.


                                       65


--------------------------------------------------------------------------------

                    PORTFOLIO FEES AND EXPENSES (continued)

--------------------------------------------------------------------------------


EXAMPLES. The Examples are intended to help you compare the cost of investing in Class S shares of the Portfolios with the cost of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be,

imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary. The Examples assume that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Class S shares'

operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






PORTFOLIO                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS


ING AllianceBernstein Mid Cap Growth          $104       $325       $563       $1,248

ING BlackRock Inflation Protected Bond        $ 89       $275       $478       $1,062

ING BlackRock Large Cap Growth(1)             $ 93       $320       $566       $1,270

ING BlackRock Large Cap Value(1)              $101       $328       $574       $1,277

ING Capital Guardian U.S. Equities            $102       $318       $552       $1,225

ING FMRSM Diversified Mid Cap                 $ 90       $281       $488       $1,084

ING Franklin Income(1)                        $101       $324       $565       $1,256

ING Franklin Mutual Shares                    $105       $328       $569       $1,259

ING Lord Abbett Affiliated                    $102       $318       $552       $1,225

ING T. Rowe Price Capital Appreciation        $ 91       $284       $493       $1,096

ING T. Rowe Price Equity Income               $ 91       $284       $493       $1,096

ING Templeton Global Growth                   $117       $365       $633       $1,398

ING Van Kampen Capital Growth(1)              $ 90       $285       $497       $1,106

ING Van Kampen Global Franchise               $123       $384       $665       $1,466

ING Van Kampen Growth and Income(1)           $ 91       $284       $493       $1,096

ING Van Kampen Real Estate                    $ 91       $284       $493       $1,096

ING Wells Fargo Disciplined Value             $ 91       $284       $493       $1,096

ING Wells Fargo Small Cap Disciplined(1)      $114       $367       $639       $1,416




(1)   The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

                                       66


--------------------------------------------------------------------------------

                           SUMMARY OF PRINCIPAL RISKS

--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT

PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT

ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S

INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL

RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTION OF THE PORTFOLIOS"

SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL

PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF

INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ASSET ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


ASSET-BACKED SECURITIES RISK. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates.

During such periods, reinvestment of the prepayment proceeds by a Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. A

Portfolio's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.


BORROWING RISK. A Portfolio may borrow for temporary emergency purposes,

including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. A cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call,"

or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT DERIVATIVES RISK. Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A

Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the

Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the

U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

                                       67


--------------------------------------------------------------------------------

                     SUMMARY OF PRINCIPAL RISKS (continued)

--------------------------------------------------------------------------------


Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in depositary receipts,

including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts,

to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index.

Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio.

Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940

Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a

Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have,

negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to:

price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities.

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities

                                       68


--------------------------------------------------------------------------------

                     SUMMARY OF PRINCIPAL RISKS (continued)

--------------------------------------------------------------------------------

will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S.

investments for many reasons, including changes in currency exchange rates;

unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries;

foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying,

selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global

Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities

(commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.

These less liquid securities could include securities of small- and mid-sized

U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


INCOME RISK. A Portfolio's income may fall due to falling interest rates.

Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by market industry.

INFLATION-INDEX BONDS RISK. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect

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                     SUMMARY OF PRINCIPAL RISKS (continued)

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to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates.

When interest rates are rising, the prices of debt securities tend to fall.

When interest rates are falling, the prices of debt securities tend to rise.

Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism,

or other factors.

INVESTMENT BY FUNDS-OF-FUNDS RISK. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a

Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The

Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

LEVERAGING RISK. Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose a Portfolio to greater risk and increase its costs. To mitigate leverage risk, the Adviser or Sub-Adviser to a

Portfolio will segregate liquid assets on the books of a Portfolio or otherwise cover the transactions. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of a Portfolio's portfolio will be magnified when the Portfolio uses leverage. A Portfolio will also have to pay interest on its borrowings,

reducing the Portfolio's return. This interest expense may be greater than a

Portfolio's return on the underlying investment.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition.

Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a

Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the

Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

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Many sub-advisers of equity Portfolios employ styles that are characterized as

"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.

For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some

Portfolios that are characterized as growth or value can have greater volatility than other Portfolios managed by other managers in a growth or value style.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small-

and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger,

fully-valued companies. Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result,

stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions.

For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time.

Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely,

fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines,

more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a

Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline,

borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and

Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's

Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial

Average Tracking Stocks


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("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers"

(which are tied to large decreases in stock prices) halts trading generally.

Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the

OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of a Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of a Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.

Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

REAL ESTATE INVESTMENT TRUSTS ("REITS") RISK. Investing in REITs may subject a

Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type.

These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

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

RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES RISK. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that a Portfolio's sub-adviser believes are cheap relative to an economically equivalent security of the same or another company.

Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.


A merger, tender or exchange offer, or other corporate restructuring proposed at the time a Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

SECTOR RISK. A sector is a group of selected industries, such as technology. A

Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector,

volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S.

government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.


SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies.

Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, a Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves,

political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International

Monetary Fund or other multilateral agencies. If a government entity defaults,

it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company.

Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage

Association. Other U.S. government securities are not direct obligations of the

U.S. Treasury, but

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rather are backed by the ability to borrow directly from the U.S. Treasury.

Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S.

government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.


WHEN ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. A

Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. A Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security a Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.


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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under the

Portfolio's principal investment strategies, is diversified, as defined in the

1940 Act. A diversified portfolio may not, as to 75% of its total assets,

invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio is non-fundamental. Investment policies are fundamental if so designated in this Prospectus or in the

Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the

Portfolio's name. For more information about these policies, please consult the

SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at

http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names,

investment objectives and principal investment strategies as those of the

Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern.

Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect a Portfolio.

Instead, a Portfolio may invest in securities believed to present less risk,

such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a

Portfolio may engage are identified and discussed, together with their risks,

in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES


In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the

Portfolios (except for ING BlackRock Inflation Protected Bond, , ING Franklin

Income and ING Wells Fargo Small Cap Disciplined Portfolios). DSL procures and pays for the services and information necessary to the proper conduct of the

Portfolios' business, including custodial, administrative, transfer agency,

portfolio accounting, dividend disbursing, auditing and ordinary legal services. For these Portfolios, DSL also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these

Portfolios for compliance with applicable legal requirements and monitors the

Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets),

taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers

Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.


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

The Trust pays a management fee to DSL for its services. Out of this management fee, DSL in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSL, out of its management fee,

pays many of the ordinary expenses for each Portfolio (except for ING Franklin

Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds

Services, LLC ("ING Funds Services"), an affiliate of the Adviser, under which

ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds

Services on behalf of ING Franklin Income and ING Wells Fargo Small Cap

Disciplined Portfolios. The administrative services performed by ING Funds

Services on behalf of DSL and ING Franklin Income and ING Wells Fargo Small Cap

Disciplined Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the

Portfolios for compliance with applicable legal requirements and monitors the

Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the

principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed

Services, Inc. ("DSI"), the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory

Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public

Disclosure Hotline at 800-289-9999.

SERVICE FEES


The Trust has entered into a Shareholder Services Plan ("Plan") for the Class S shares of each Portfolio. The Plan allows ING Funds Distributor, the

Distributor, to use payments under the Plan for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolios. Services that may be provided under the Plan include, among other things, providing information about the

Portfolios. Under the Plan, each Portfolio makes payments to ING Funds

Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.


Effective July 10, 2002, in connection with the implementation of the Multiple

Class Plan, the management fee for those Portfolios that commenced operations prior to May 2002 was reduced by 0.25%, the same amount as the new service fee.

HOW ING COMPENSATES ENTITIES OFFERING ITS PORTFOLIOS AS INVESTMENT OPTIONS IN

THEIR INVESTMENT PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Plan, the Portfolios' Adviser or Distributor

(collectively "ING"), out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies.

The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable

Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.


The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING

Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios

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

by Variable Contract holders through the relevant insurance company's Variable

Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life

Insurance Company; Symetra Life Insurance Company; and First Fortis Life

Insurance Company.

The Adviser has entered into similar agreements with affiliated insurers,

including, but not limited to: ING Life Insurance and Annuity Company;

ReliaStar Life Insurance Company; ReliaStar Company of New York; Security Life

of Denver; ING USA Annuity and Life Insurance Company and ING Life Insurance

Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a

Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable

Contracts and for services provided to Variable Contract owners. Neither the

Portfolios, nor the Adviser or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS


Each Portfolio is available to serve as an investment option offered through

Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as

amended and the underlying U.S. Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to

Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified

Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the

Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent.

In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE")

(normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The

Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified

Plans, other investment companies or other permitted investors. Certain

Portfolios may not be available as investment options in your Variable

Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account,

investment company

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                          MORE INFORMATION (continued)

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or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the

Trust's behalf.


Each Portfolio's shares may be purchased by other investment companies,

including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management.

For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios'

administrator has agreements which require such intermediaries to provide detailed account information including trading history, upon request of the

Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent,

short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a

Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each

Adviser or a Sub-Adviser to invest assets in an orderly, long-term manner.

Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios'

performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a

Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV,

investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing"

presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price

                                       78

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arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares,

which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a

Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI.

Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios'

website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

                                       79

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                                NET ASSET VALUE

--------------------------------------------------------------------------------

The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days.

The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the

Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest,

approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the

Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

o  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

o  Securities of an issuer that has entered into a restructuring;

o  Securities whose trading has been halted or suspended;

o  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

o  Securities that are restricted as to transfer or resale.


The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The

Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the

Portfolio determines its NAV per share.


When an insurance company or Qualified Plan is buying shares of the Portfolios,

it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

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                          MANAGEMENT OF THE PORTFOLIOS

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ADVISER

DSL, a Delaware limited liability company, serves as the adviser to the

Portfolios. DSL has overall responsibility for the management of the

Portfolios. DSL oversees all investment advisory and portfolio management services for the Portfolios.

On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer.

As a result of this reorganization, DSI's advisory contracts were assumed by

DSL.


DSL is registered with the SEC as an investment adviser and DSL is registered with the FINRA as a broker-dealer. DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed approximately $47.4 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody

Drive, West Chester, PA 19380.

DSL has engaged one or more sub-advisers to provide day-to-day management of each Portfolio's portfolio. Some of these sub-advisers are affiliates of DSL,

and some are independent.

DSL acts as a "manager-of-managers" for the Portfolios. DSL delegates to the sub-adviser of the Portfolios the responsibility for investment management,

subject to DSL's oversight. DSL is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Board of the

Trust. It is not expected the DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Trust and DSL received exemptive relief from the SEC permitting DSL, with the approval of the Board, to appoint additional non-affiliated sub-advisers or replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the shareholders. A Portfolio will notify shareholders of any change in the identity of a sub-adviser of a Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the

Portfolio and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either DSL or the Board of the Trust. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the

Portfolios.


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                    MANAGEMENT OF THE PORTFOLIOS (continued)

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ADVISORY FEES

DSL receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more

Portfolios).

The following table shows the aggregate annual advisory fee paid by each

Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:


                                                        ADVISORY FEES

PORTFOLIO                                   (AS A % OF AVERAGE DAILY NET ASSETS)

ING AllianceBernstein Mid Cap Growth                        0.77%

ING BlackRock Inflation Protected Bond(1)                   0.45%

ING BlackRock Large Cap Growth                              0.80%

ING BlackRock Large Cap Value                               0.80%

ING Capital Guardian U.S. Equities                          0.75%

ING FMRSM Diversified Mid Cap                               0.63%

ING Franklin Income                                         0.65%

ING Franklin Mutual Shares(1)                               0.78%

ING Lord Abbett Affiliated                                  0.75%

ING T. Rowe Price Capital Appreciation                      0.64%

ING T. Rowe Price Equity Income                             0.64%

ING Templeton Global Growth                                 0.90%

ING Van Kampen Capital Growth                               0.65%

ING Van Kampen Global Franchise                             0.96%

ING Van Kampen Growth and Income                            0.64%

ING Van Kampen Real Estate                                  0.64%

ING Wells Fargo Disciplined Value                           0.64%

ING Wells Fargo Small Cap Disciplined                       0.77%


(1)   Because the Portfolio had not had a full calendar year of operations as of December 31, 2007, the advisory fee for the Portfolio reflects the current contract rate.


For information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' (except for ING Black Rock Inflation Protected Bond and ING Franklin Mutual Shares

Portfolios) annual shareholder report dated December 31, 2007. For information regarding the Board's approval of the investment advisory and investment sub-advisory relationship for ING BlackRock Inflation Protected Bond and ING

Franklin Mutual Shares Portfolios, please refer to the Portfolios' semi-annual shareholder report dated June 30, 2007.


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                            TAXES AND DISTRIBUTIONS

--------------------------------------------------------------------------------

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain.

Each Portfolio also intends to comply with the diversification requirements of

Section 817(h) of the Code and the underlying regulations for Variable

Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

Since the sole shareholders of a Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF

YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS

FOR THE VARIABLE CONTRACT.

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                 PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

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

ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Income

Portfolio, ING Franklin Mutual Shares Portfolio, ING Lord Abbett Affiliated

Portfolio, ING Templeton Global Growth Portfolio, ING Wells Fargo Disciplined

Value Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold either directly to the public on a retail basis or through variable products and that are advised or sub-advised by BlackRock Financial Management, Franklin Mutual,

Lord Abbett, Templeton Global Advisors and Wells Capital Management,

respectively.


While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable

Funds would be negatively impacted if the total operating expenses of the

Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each

Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT

REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE

INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD

REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE

STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE

INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE

PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each

Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable

Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable

Funds for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmarks.(1)





                                                                                    10 YEARS

                                                                                   (OR SINCE

                                                         1 YEAR  3 YEARS  5 YEARS  INCEPTION)


BlackRock Inflation Protected Bond Fund Portfolio -

Institutional

Class (BPRIX) ........................................  11.83%    5.30%       -     6.70%(2)

(Comparable to ING BlackRock Inflation Protected Bond

Portfolio)

Lehman Brothers(Reg. TM) Global Real U.S. TIPS Index .  11.64%    4.85%       -     6.02%(3)

Franklin Income Fund - Class A (FKINX ) ..............   5.31%    8.51%   13.42%    8.49%

(Comparable to ING Franklin Income Portfolio)

S&P 500(Reg. TM) Index ...............................   5.49%    8.62%   12.83%    5.91%

Lehman Brothers(Reg. TM) Government/Credit Bond Index    7.23%    4.44%    4.44%    6.01%

Mutual Shares Fund - Class Z (MUTHX) .................   3.30%   10.51%   14.25%    9.26%

(Comparable to ING Franklin Mutual Shares Portfolio)

S&P 500(Reg. TM) Index ...............................   5.49%    8.62%   12.83%    5.91%




                                       84

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           PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS (continued)

--------------------------------------------------------------------------------





                                                                                     10 YEARS

                                                                                     (OR SINCE

                                                         1 YEAR   3 YEARS  5 YEARS  INCEPTION)


Lord Abbett Affiliated Fund - Class Y (LAFYX) ........   3.66%     8.00%  13.17%     7.90%(4)

(Comparable to ING Lord Abbett Affiliated Portfolio)

Russell 1000(Reg. TM) Value Index ....................  (0.17)%    9.32%  14.63%     6.86%(5)

Templeton Growth Fund - Class A (TEPLX) ..............   2.19%    10.42%  15.91%     9.44%

(Comparable to ING Templeton Global Growth Portfolio)

MSCI World IndexSM ...................................   9.04%    12.75%  16.96%     7.00%

Wells Fargo Advantage Mid Cap Disciplined Fund -

Class I

(SMCDX) ..............................................  (4.89)%    6.68%  15.66%    14.59%(6)

(Comparable to ING Wells Fargo Disciplined Value

Portfolio)

Russell Midcap(Reg. TM) Value Index ..................  (1.42)%   10.11%  17.92%    10.18%(7)

Wells Fargo Advantage Small Cap Disciplined Fund -

Class I

(SCOVX) ..............................................  (4.79)%    3.86%  18.26%    13.84%(8)

(Comparable to ING Wells Fargo Small Cap Disciplined

Portfolio)

Russell 2000(Reg. TM) Value Index ....................  (9.78)%    5.27%  15.80%     9.48%(9)





(1)   The Lehman Brothers(Reg. TM) Global Real U.S. TIPS Index is an unmanaged market index made up of U.S. Treasury Inflation Linked Indexed securities. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Lehman Brothers(Reg. TM)

      Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate and long-term government and investment grade corporate debt securities having maturities of greater than one year. The Russell 1000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI

      World IndexSM is an unmanaged index that measures the performance of over

      1,400 securities listed on exchanges in the United States, Europe,

      Canada, Australia, New Zealand and the Far East. The Russell Midcap(Reg.

      TM) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(Reg. TM) Index measures the performance of the smallest 800 companies in the Russell 1000(Reg. TM)

      Index. The Russell 2000(Reg. TM) Value Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell

      3000(Reg. TM) Index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower than forecasted growth values.


(2)   Fund commenced operations on June 24, 2004.

(3)   Index return is for the period beginning July 1, 2004.

(4)   Fund commenced operations on March 27, 1998.

(5)   Index return is for period beginning April 1, 1999.


(6)   Portfolio commenced operations on December 31, 1998.

(7)   Index return is for period beginning January 1, 1999.

(8)   Fund commenced operations on March 28, 2002.

(9)   Index return is for period beginning April 1, 2002.


                                       85


--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's Class S shares' financial performance for the past 5 years

(or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. The information has been derived from the Portfolios' financial statements, which have been audited by

KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.


--------------------------------------------------------------------------------

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO





                                                                                           CLASS S

                                                              __________________________________________________________________

                                                                                   YEAR ENDED DECEMBER 31,

                                                              __________________________________________________________________

                                                                  2007         2006          2005          2004         2003

                                                              ____________ ____________ ______________ ____________ ____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $          16.94        19.03        17.81          14.90         8.92

Income (loss) from investment operations:

Net investment loss                                     $         (0.11)       (0.04)       (0.11)*        (0.12)       (0.07)

Net realized and unrealized gain on investments         $           1.91         0.32         1.33           3.03         6.05

Total from investment operations                        $           1.80         0.28         1.22           2.91         5.98

Less distributions from:

Net realized gains on investments                       $           1.19         2.37           -              -            -

Total distributions                                     $           1.19         2.37           -              -            -

Net asset value, end of year                            $          17.55        16.94        19.03          17.81        14.90

TOTAL RETURN(1)                                         %          10.86         1.75         6.85          19.53        67.04

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of year (000's)                         $       481,388      475,637       568,850       664,525      528,029

Ratios to average net assets:

Gross expenses prior to brokerage commission recapture  %           1.02         1.02         1.03           1.03         1.04

Net expenses after brokerage commission recapture       %           1.00         0.99         1.01           0.97         0.99

Net investment loss after brokerage commission          %         (0.65)       (0.24)       (0.66)         (0.79)       (0.68)

  recapture

Portfolio turnover rate                                 %           113          122          103            126          111




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


                                       86


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO


                                                               CLASS S

                                                            _____________

                                                              APRIL 30,

                                                              2007(1) TO

                                                             DECEMBER 31,

                                                                 2007

                                                            _____________

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period               $             10.00

Income from investment operations:

Net investment income                              $              0.31

Net realized and unrealized gain on investments    $              0.34

Total from investment operations                   $              0.65

Less distributions from:

Net investment income                              $              0.32

Total distributions                                $              0.32

Net asset value, end of period                     $             10.33

TOTAL RETURN(2)                                      %            6.66

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                  $                1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)            %            0.87

Net expenses after expense waiver(3)(4)              %            0.87

Net investment income after expense waiver(3)(4)     %            4.63

Portfolio turnover rate                              %            217


--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.


--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO





                                                                                         CLASS S

                                                             _______________________________________________________________

                                                                                 YEAR ENDED DECEMBER 31,

                                                             _______________________________________________________________

                                                                 2007         2006         2005          2004        2003

                                                             ____________ ____________ ____________ _____________ __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                     $         11.55         11.56        10.48        10.22        8.05

Income (loss) from investment operations:

Net investment income (loss)                           $          0.00*       (0.01)       (0.01)       (0.00)*     (0.02)

Net realized and unrealized gain on investments        $          0.78          0.82         1.09         1.12        2.19

Total from investment operations                       $          0.78          0.81         1.08         1.12        2.17

Less distributions from:

Net realized gains on investments                      $             -          0.82           -          0.85          -

Return of capital                                      $             -            -            -          0.01          -

Total distributions                                    $             -          0.82           -          0.86          -

Net asset value, end of year                           $         12.33         11.55        11.56        10.48       10.22

TOTAL RETURN(1)                                        %          6.75          7.12        10.31        11.10       26.96

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                        $       165,538      153,064      155,252       18,862      14,481

Ratios to average net assets:

Gross expenses prior to expense waiver                 %          1.05          1.05         1.06         1.05        1.05

Net expenses after expense waiver(2)                   %          0.94          1.01         1.01         1.05        1.05

Net investment income (loss) after expense waiver(2)   %          0.02        (0.08)       (0.27)       (0.01)      (0.27)

Portfolio turnover rate                                %           195          139          155          204         102




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


(2)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.

*     Amount is less than $0.005 or more than $(0.005).


                                       87


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP VALUE PORTFOLIO





                                                                                      CLASS S

                                                          ________________________________________________________________

                                                                              YEAR ENDED DECEMBER 31,

                                                          ________________________________________________________________

                                                              2007         2006          2005          2004        2003

                                                          ___________  ___________  _____________  ___________  __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                 $         13.89        12.31         11.69          10.98        8.45

Income from investment operations:

Net investment income                              $          0.08*        0.09*         0.09           0.02        0.01

Net realized and unrealized gain on investments    $          0.54         1.89          0.53           1.24        2.62

Total from investment operations                   $          0.62         1.98          0.62           1.26        2.63

Less distributions from:

Net investment income                              $          0.05         0.07             -           0.03        0.01

Net realized gains on investments                  $          0.44         0.33          0.00**         0.52        0.09

Total distributions                                $          0.49         0.40          0.00**         0.55        0.10

Net asset value, end of year                       $         14.02        13.89         12.31          11.69       10.98

TOTAL RETURN(1)                                    %          4.30        16.36          5.31          11.52       31.22

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                    $        60,977       71,171        42,308        74,928      27,213

Ratios to average net assets:

Gross expenses prior to expense waiver             %          1.05         1.05          1.07           1.05        1.05

Net expenses after expense waiver                  %          0.99         1.00          1.03           1.05        1.05

Net investment income after expense waiver         %          0.55         0.69          0.57           0.34        0.17

Portfolio turnover rate                            %           110          103           170            75          76




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO





                                                                                           CLASS S

                                                              _________________________________________________________________

                                                                                   YEAR ENDED DECEMBER 31,

                                                              _________________________________________________________________

                                                                 2007         2006         2005         2004          2003

                                                              ____________ ____________ ____________ ____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $          12.46       12.20        11.54         10.58         7.74

Income (loss) from investment operations:

Net investment income                                   $           0.09        0.06*        0.05*         0.05         0.02

Net realized and unrealized gain (loss) on investments  $         (0.05)        1.13         0.66          0.93         2.82

Total from investment operations                        $           0.04        1.19         0.71          0.98         2.84

Less distributions from:

Net investment income                                   $           0.07        0.06         0.05          0.02        0.00**

Net realized gain on investments                        $           1.12        0.87            -            -            -

Total distributions                                     $           1.19        0.93         0.05          0.02        0.00**

Net asset value, end of year                            $          11.31       12.46        12.20         11.54       10.58

TOTAL RETURN(1)                                         %         (0.43)       10.27         6.19          9.27       36.75

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $       476,384      573,818      608,300      662,965       575,864

Ratios to average net assets:

Gross expenses prior to brokerage commission recapture  %           1.00        1.00         1.00          1.00        1.00

Net expenses after brokerage commission recapture       %           0.99        0.99         0.99          0.99        0.99

Net investment income after brokerage commission        %           0.66        0.52         0.42          0.44        0.30

  recapture

Portfolio turnover rate                                 %            37           26           33           23           21




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

                                       88


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO





                                                                                            CLASS S

                                                             _____________________________________________________________________

                                                                                    YEAR ENDED DECEMBER 31,

                                                             _____________________________________________________________________

                                                                  2007          2006          2005          2004          2003

                                                             ______________ ____________ ______________ ____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $           13.38        13.23        12.26           9.89         7.41

Income (loss) from investment operations:

Net investment income (loss)                            $            0.01         0.02       (0.01)*        (0.03)         0.02

Net realized and unrealized gain on investments         $            1.93         1.50         1.95           2.41         2.46

Total from investment operations                        $            1.94         1.52         1.94           2.38         2.48

Less distributions from:

Net investment income                                   $            0.02           -            -            0.01        0.00**

Net realized gains on investments                       $            0.06         1.37         0.97             -            -

Total distributions                                     $            0.08         1.37         0.97           0.01        0.00**

Net asset value, end of year                            $           15.24        13.38        13.23          12.26        9.89

TOTAL RETURN(1)                                         %           14.49        11.91        16.90          24.10       33.47

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $      1,140,647      665,138       584,904       252,605       163,668

Ratios to average net assets:

Gross expenses prior to brokerage commission recapture  %            0.88         0.90         0.99           1.01        1.00

Net expenses after brokerage commission recapture       %            0.88         0.90         0.99           1.01        1.00

Net investment income (loss) after brokerage            %            0.14         0.16       (0.06)         (0.30)        0.32

  commission recapture

Portfolio turnover rate                                 %            147          160          186            151           93




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using the average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

--------------------------------------------------------------------------------

ING FRANKLIN INCOME PORTFOLIO





                                                                         CLASS S

                                                               ___________________________

                                                                 YEAR ENDED    APRIL 28,

                                                                DECEMBER 31,   2006(1) TO

                                                               _____________  DECEMBER 31,

                                                                    2007          2006

                                                               _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          11.03         10.00

Income (loss) from investment operations:

Net investment income                                    $           0.62*         0.35*

Net realized and unrealized gain (loss) on investments   $          (0.32)         0.68

Total from investment operations                         $           0.30          1.03

Less distributions from:

Net investment income                                    $           0.12             -

Net realized gains on investments                        $           0.02             -

Total distributions                                      $           0.14             -

Net asset value, end of period                           $          11.19         11.03

TOTAL RETURN(2)                                          %           2.66         10.30

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $        372,497       177,754

Ratio to average net assets:

Gross expenses prior to expense waiver(3)                %           1.03          1.05

Net expenses after expense waiver(3)(4)                  %           0.99          0.99

Net investment income after expense waiver(3)(4)         %           5.44          4.82

Portfolio turnover rate                                  %             30             9




--------------------------------------------------------------------------------


(1)   Commencement of operations.


(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


                                       89


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING FRANKLIN MUTUAL SHARES PORTFOLIO


                                                               CLASS S

                                                           ______________

                                                              APRIL 30,

                                                             2007(1) TO

                                                            DECEMBER 31,

                                                                2007

                                                           ______________

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period              $             10.00

Income (loss) from investment operations:

Net investment income                             $              0.05*

Net realized and unrealized loss on investments   $             (0.39)

Total from investment operations                  $             (0.34)

Less distributions from:

Net realized gains on investments                 $              0.00**

Total distributions                               $              0.00**

Net asset value, end of period                    $              9.66

TOTAL RETURN(2)                                     %           (3.37)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                 $            217,507

Ratios to average net assets:

Expenses(3)                                         %            1.03

Net investment income(3)                            %            0.81

Portfolio turnover rate                             %              17


--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


*     Calculated using average number of shares outstanding throughout the period.

**    Amount is less than $0.005.


--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO





                                                                                          CLASS S

                                                              ________________________________________________________________

                                                                                  YEAR ENDED DECEMBER 31,

                                                              ________________________________________________________________

                                                                  2007         2006         2005         2004         2003

                                                              ____________ ____________ ____________ ____________ ____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $         12.67        11.96        11.48         10.51         8.02

Income from investment operations:

Net investment income                                   $          0.14*        0.15*        0.13*         0.14         0.10

Net realized and unrealized gain on investments         $          0.40         1.82         0.49          0.90         2.41

Total from investment operations                        $          0.54         1.97         0.62          1.04         2.51

Less distributions from:

Net investment income                                   $          0.22         0.11         0.14          0.07         0.02

Net realized gains on investments                       $          0.31         1.15            -            -            -

Total distributions                                     $          0.53         1.26         0.14          0.07         0.02

Net asset value, end of year                            $         12.68        12.67        11.96         11.48        10.51

TOTAL RETURN(1)                                         %          4.15        17.60         5.48          9.92        31.25

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $       127,090      161,230      176,644      210,577      139,825

Ratios to average net assets:

Gross expenses prior to brokerage commission recapture  %          1.00         1.00         1.00          1.00         1.00

Net expenses after brokerage commission recapture       %          0.99         0.99         1.00          1.00         1.00

Net investment income after brokerage commission        %          1.07         1.25         1.10          1.34         1.24

  recapture

Portfolio turnover rate                                 %           131           48          141           36           40




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


                                       90


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO





                                                                                            CLASS S

                                                           _________________________________________________________________________

                                                                                    YEAR ENDED DECEMBER 31,

                                                           _________________________________________________________________________

                                                                2007           2006           2005           2004           2003

                                                           ______________ ______________ ______________ ______________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $        26.61          25.13          24.50           21.36          17.13

Income from investment operations:

Net investment income                                   $         0.59*          0.55*          0.37*           0.32           0.26

Net realized and unrealized gain on investments         $         0.69           2.92           1.46            3.22           4.06

Total from investment operations                        $         1.28           3.47           1.83            3.54           4.32

Less distributions from:

Net investment income                                   $         0.50           0.31           0.33            0.24           0.07

Net realized gains on investments                       $         2.70           1.68           0.87            0.16           0.02

Total distributions                                     $         3.20           1.99           1.20            0.40           0.09

Net asset value, end of year                            $        24.69          26.61          25.13           24.50          21.36

TOTAL RETURN(1)                                         %         4.39          14.64           7.74           16.61          25.23

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $    3,159,850      2,843,235      2,318,302      1,917,252      1,413,027

Ratios to average net assets:

Gross expenses prior to brokerage commission recapture  %         0.89           0.90           0.90            0.92           0.94

Net expenses after brokerage commission recapture       %         0.89           0.89           0.90            0.90           0.93

Net investment income after brokerage commission        %         2.26           2.15           1.50            1.76           1.73

  recapture

Portfolio turnover rate                                 %           60             58             23             21             12




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using the average number of shares outstanding throughout the year.


--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO





                                                                                          CLASS S

                                                           ______________________________________________________________________

                                                                                  YEAR ENDED DECEMBER 31,

                                                           ______________________________________________________________________

                                                                2007           2006           2005          2004         2003

                                                           ______________ ______________ ______________ ____________ ____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                     $         15.49           13.78         13.74         12.12         9.72

Income from investment operations:

Net investment income                                  $          0.27*           0.23          0.21*         0.19         0.17

Net realized and unrealized gain on investments        $          0.25            2.30          0.31          1.61         2.27

Total from investment operations                       $          0.52            2.53          0.52          1.80         2.44

Less distributions from:

Net investment income                                  $          0.22            0.20          0.16          0.11         0.03

Net realized gains on investments                      $          0.57            0.62          0.32          0.07         0.01

Total distributions                                    $          0.79            0.82          0.48          0.18         0.04

Net asset value, end of year                           $         15.22           15.49         13.78         13.74        12.12

TOTAL RETURN(1)                                        %          3.06           19.09          3.92         14.89        25.16

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                        $     1,192,368      1,244,743      1,067,106      978,340      658,866

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage   %          0.89            0.90          0.90          0.92         0.94

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture                                               %          0.89            0.89          0.90          0.92         0.94

Net expenses after expense waiver and brokerage        %          0.89            0.89          0.90          0.91         0.93

  commission recapture

Net investment income after expense waiver and

brokerage commission

recapture                                               %          1.70            1.58          1.53          1.52         1.68

Portfolio turnover rate                                %            27             19            18            16           12




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


                                       91


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO





                                                                                          CLASS S

                                                              ________________________________________________________________

                                                                                  YEAR ENDED DECEMBER 31,

                                                              ________________________________________________________________

                                                                  2007         2006         2005         2004         2003

                                                              ____________ ____________ ____________ ____________ ____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $         14.49         13.61        12.48        11.30         8.29

Income from investment operations:

Net investment income                                   $          0.18*         0.17         0.09         0.05         0.03

Net realized and unrealized gain on investments         $          0.20          2.56         1.13         1.19         2.98

Total from investment operations                        $          0.38          2.73         1.22         1.24         3.01

Less distributions from:

Net investment income                                   $          0.15          0.14         0.09         0.06           -

Net realized gains on investments                       $          0.33          1.71           -            -            -

Total distributions                                     $          0.48          1.85         0.09         0.06           -

Net asset value, end of year                            $         14.39         14.49        13.61        12.48        11.30

TOTAL RETURN(1)                                         %          2.41         21.92         9.88        10.95        36.31

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $       466,444      478,331      380,403      389,945      358,796

Ratios to average net assets:

Gross expenses prior to brokerage commission recapture  %          1.15          1.18         1.22         1.26         1.26

Net expenses after brokerage commission recapture       %          1.15          1.17         1.22         1.26         1.25

Net investment income after brokerage commission        %          1.22          1.28         0.67         0.45         0.38

  recapture

Portfolio turnover rate                                 %            23           20          109           28           23




--------------------------------------------------------------------------------


(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO





                                                                                        CLASS S

                                                             ______________________________________________________________

                                                                                YEAR ENDED DECEMBER 31,

                                                             ______________________________________________________________

                                                                 2007         2006         2005         2004        2003

                                                             ___________  ___________  ___________  ___________  __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                  $            11.88        11.82        10.31         9.65        7.89

Income (loss) from investment operations:

Net investment income (loss)                        $             0.04       (0.03)       (0.02)         0.04        0.01

Net realized and unrealized gain on investments     $             2.45         0.49         1.57         0.67        1.85

Total from investment operations                    $             2.49         0.46         1.55         0.71        1.86

Less distributions from:

Net investment income                               $               -            -          0.04           -        0.00*

Net realized gains on investments                   $             0.44         0.40           -          0.05       0.10

Total distributions                                 $             0.44         0.40         0.04         0.05       0.10

Net asset value, end of year                        $            13.93        11.88        11.82        10.31       9.65

TOTAL RETURN(1)                                       %          21.29         4.06        15.04         7.34      23.65

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                     $          55,531       57,207       61,289       40,272      29,803

Ratios to average net assets:

Gross expenses prior to expense waiver                %           0.90         0.90         0.93         0.90       1.02

Net expenses after expense waiver                     %           0.82         0.88         0.91         0.90       1.02

Net investment income (loss) after expense waiver     %           0.26       (0.24)       (0.16)         0.44       0.06

Portfolio turnover rate                               %            56           59           84          170         120




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

*     Amount is less than $0.005.

                                       92


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO





                                                                                        CLASS S

                                                          ____________________________________________________________________

                                                                                YEAR ENDED DECEMBER 31,

                                                          ____________________________________________________________________

                                                              2007          2006          2005          2004          2003

                                                          ____________  ____________  ____________  ____________  ____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                 $           15.92         13.88        12.63         11.21          8.93

Income from investment operations:

Net investment income                              $            0.31          0.19         0.18*         0.13*         0.09

Net realized and unrealized gain on investments    $            1.23          2.67         1.24          1.29          2.25

Total from investment operations                   $            1.54          2.86         1.42          1.42          2.34

Less distributions from:

Net investment income                              $              -           0.26         0.03             -            -

Net realized gains on investments                  $            0.49          0.56         0.14             -         0.00**

Return of capital                                  $              -             -             -             -         0.06

Total distributions                                $            0.49          0.82         0.17             -         0.06

Net asset value, end of year                       $           16.97         15.92        13.88         12.63        11.21

TOTAL RETURN(1)                                    %            9.71         21.33        11.30         12.67        26.24

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                    $        345,262       310,365       214,349       117,026       58,098

Ratios to average net assets:

Expenses                                           %            1.21          1.23         1.25          1.25         1.25

Net investment income                              %            1.86          1.41         1.35          1.20         1.35

Portfolio turnover rate                            %             26            16            17             9            9




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO





                                                                                         CLASS S

                                                             _______________________________________________________________

                                                                                 YEAR ENDED DECEMBER 31,

                                                             _______________________________________________________________

                                                                 2007         2006         2005         2004         2003

                                                             ____________ ____________ ____________ ____________ ___________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                     $         28.27        27.07        24.85         21.98       17.23

Income from investment operations:

Net investment income                                  $          0.42*        0.42*        0.36*         0.27        0.23

Net realized and unrealized gain on investments        $          0.45         3.58         2.12          2.83        4.57

Total from investment operations                       $          0.87         4.00         2.48          3.10        4.80

Less distributions from:

Net investment income                                  $          0.43         0.33         0.26          0.23        0.05

Net realized gains on investments                      $          1.87         2.47            -            -           -

Total distributions                                    $          2.30         2.80         0.26          0.23        0.05

Net asset value, end of year                           $         26.84        28.27        27.07         24.85       21.98

TOTAL RETURN(1)                                        %          2.59        15.99        10.07         14.12       27.87

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                        $       857,470      976,161      852,319      825,240     759,747

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage   %          0.89         0.90         0.90          0.92        0.94

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture                                               %          0.88         0.90         0.89          0.90        0.90

Net expenses after expense waiver and brokerage        %          0.88         0.89         0.89          0.90        0.90

  commission recapture

Net investment income after expense waiver and

brokerage commission

recapture                                               %          1.49         1.56         1.33          1.13        1.25

Portfolio turnover rate                                %            25           30           39           52          62




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


                                       93


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO





                                                                                            CLASS S

                                                              ___________________________________________________________________

                                                                                    YEAR ENDED DECEMBER 31,

                                                              ___________________________________________________________________

                                                                  2007          2006           2005          2004         2003

                                                              ____________ ______________ ______________ ____________ ___________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $          38.89         30.98         27.61          20.46      14.97

Income (loss) from investment operations:

Net investment income                                   $          0.44*          0.41*        0.47+*          0.71       0.78*

Net realized and unrealized gain (loss) on investments  $         (6.64)         10.67          4.07           7.01       4.86

Total from investment operations                        $         (6.20)         11.08          4.54           7.72       5.64

Less distributions from:

Net investment income                                   $          0.41           0.44          0.31           0.35       0.03

Net realized gains on investments                       $          3.87           2.73          0.86           0.22       0.12

Total distributions                                     $          4.28           3.17          1.17           0.57       0.15

Net asset value, end of year                            $         28.41          38.89         30.98          27.61      20.46

TOTAL RETURN(1)                                         %        (17.74)         37.63         16.78          37.77      37.73

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $       644,502      1,025,126       983,628       572,066     341,126

Ratios to average net assets:

Expenses                                                %          0.89           0.90          0.90           0.91       0.93

Net investment income                                   %          1.22           1.19         1.58+           3.93       4.67

Portfolio turnover rate                                 %            40             28           24             18          12




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


+     Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.40, increase net realized and unrealized gain on investments $0.40 and decrease the ratio of net investment income to average net assets from 2.93% to 1.58% on

      Class S.

--------------------------------------------------------------------------------

ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO





                                                                                          CLASS S

                                                              _______________________________________________________________

                                                                                  YEAR ENDED DECEMBER 31,

                                                              _______________________________________________________________

                                                                  2007         2006         2005         2004         2003

                                                              ____________ ____________ ____________ ____________ ___________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $         17.76        15.51        14.75         13.14       10.03

Income (loss) from investment operations:

Net investment income                                   $          0.21*        0.16*        0.08*         0.09        0.04

Net realized and unrealized gain (loss) on investments  $         (0.86)        2.18         0.77          1.56        3.08

Total from investment operations                        $         (0.65)        2.34         0.85          1.65        3.12

Less distributions from:

Net investment income                                   $          0.18         0.09         0.09          0.04        0.01

Total distributions                                     $          0.18         0.09         0.09          0.04        0.01

Net asset value, end of year                            $         16.93        17.76        15.51         14.75       13.14

TOTAL RETURN(1)                                         %         (3.74)       15.17         5.84         12.58       31.11

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $       218,088      285,404      284,655      322,510     340,331

Ratios to average net assets:

Gross expenses prior to brokerage commission recapture  %          0.89         0.90         0.91          0.92        0.94

Net expenses after brokerage commission recapture       %          0.89         0.90         0.88          0.88        0.89

Net investment income after brokerage commission        %          1.16         0.95         0.53          0.58        0.33

  recapture

Portfolio turnover rate                                 %           106           97          176           90         106




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


*     Calculated using average number of shares outstanding throughout the period.


                                       94


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO





                                                                                CLASS S

                                                                _______________________________________

                                                                       YEAR ENDED          NOVEMBER 30,

                                                                      DECEMBER 31,          2005(1) TO

                                                                ________________________   DECEMBER 31,

                                                                    2007         2006          2005

                                                                ___________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $         11.39          9.73         10.00

Income (loss) from investment operations:

Net investment income (loss)                             $          0.08*        0.03*        (0.01)

Net realized and unrealized gain (loss) on investments   $         (0.50)        1.88         (0.26)

Total from investment operations                         $         (0.42)        1.91         (0.27)

Less distributions:

Net investment income                                    $             -         0.03             -

Net realized gains on investments                        $             -         0.22             -

Total distributions                                      $             -         0.25             -

Net asset value, end of period                           $         10.97        11.39           9.73

TOTAL RETURN(2)                                          %         (3.69)       19.62         (2.70)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $        40,176       61,248         4,939

Ratios to average net assets:

Gross expenses prior to expense waiver(3)                %          1.17         1.19           1.53

Net expenses after expense waiver(3)(4)                  %          1.12         1.12           1.12

Net investment income (loss) after expense               %          0.66         0.32         (1.10)

  waiver(3)(4)

Portfolio turnover rate                                  %           111           62             1




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


                                       95


TO OBTAIN

MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investment is available in the

Portfolios' annual and semi-annual shareholder reports. In the annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or

to make inquiries about the Portfolios, please write to the Trust at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258, call 1-800-366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC

Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public

Reference Section, 100 F Street, NE Washington,  D.C. 20549-0102.

[GRAPHIC APPEARS HERE]

                                                          SEC FILE NO. 811-05629

04/28/08


ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2008

SERVICE 2 CLASS

BOOK 1

BALANCED FUND

     ING MFS Total Return Portfolio

BOND FUNDS

     ING Limited Maturity Bond Portfolio

     ING PIMCO Core Bond Portfolio

     ING PIMCO High Yield Portfolio

INTERNATIONAL/GLOBAL FUNDS

     ING Global Real Estate Portfolio


     ING Global Resources Portfolio


     ING International Growth Opportunities Portfolio

     ING JPMorgan Emerging Markets Equity Portfolio

     ING Julius Baer Foreign Portfolio

     ING Marsico International Opportunities Portfolio

     ING VP Index Plus International Equity Portfolio

MONEY MARKET FUND

     ING Liquid Assets Portfolio

STOCK FUNDS


     ING Disciplined Small Cap Value Portfolio


     ING Evergreen Health Sciences Portfolio

     ING Evergreen Omega Portfolio

     ING Janus Contrarian Portfolio

     ING JPMorgan Small Cap Core Equity Portfolio

     ING JPMorgan Value Opportunities Portfolio

     ING Legg Mason Value Portfolio

     ING Marsico Growth Portfolio

     ING MFS Utilities Portfolio

     ING Oppenheimer Main Street Portfolio (Reg. TM)

     ING Pioneer Equity Income Portfolio

     ING Pioneer Fund Portfolio

     ING Pioneer Mid Cap Value Portfolio

     ING Stock Index Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN

[GRAPHIC APPEARS HERE]

ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2

CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU SHOULD READ IT

CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT

YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE

FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER

GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO

GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT

OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC")

HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER

THE INFORMATION IN THE PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE

SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY

AND RETAINED FOR FUTURE REFERENCE.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                        PAGE

INTRODUCTION

   ING Investors Trust ..........................         3

   Advisers .....................................         3

   Portfolios and Sub-Advisers ..................         3

   Classes of Shares ............................         3

   Investing Through Your Variable

     Contract or Qualified Plan .................         3

   Why Reading this Prospectus is

     Important ..................................         3

DESCRIPTION OF THE PORTFOLIOS

   ING Disciplined Small Cap Value

     Portfolio ..................................         4

   ING Evergreen Health Sciences

   ING International Growth Opportunities

     Portfolio ..................................        20

   ING Janus Contrarian Portfolio ...............        23

   ING JPMorgan Emerging Markets

     Equity Portfolio ...........................        27

   ING JPMorgan Small Cap Core Equity

     Portfolio ..................................        31

   ING JPMorgan Value Opportunities

   ING Marsico International

   ING Oppenheimer Main Street

                                                        PAGE

   ING Pioneer Mid Cap Value Portfolio ..........        85

   ING Stock Index Portfolio ....................        89

   ING VP Index Plus International Equity

MORE INFORMATION

   Percentage and Rating Limitations ............       106

   A Word about Portfolio Diversity .............       106

   Fundamental Investment Policies ..............       106

   Non-Fundamental Investment Policies ..........       106

   Additional Information about the

   How ING Compensates Entities

     Offering Its Portfolios as Investment

     Options in Their Investment

     Products ...................................       108

   Interests of the Holders of Variable

MANAGEMENT OF THE PORTFOLIOS

PERFORMANCE OF SIMILARLY MANAGED

   MUTUAL FUNDS .................................       116

FINANCIAL HIGHLIGHTS ............................       118

TO OBTAIN MORE INFORMATION ...................... Backcover


                                       1


--------------------------------------------------------------------------------

                                  INTRODUCTION

--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The

Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISERS


Directed Services LLC ("DSL") serves as the investment adviser to each of the

Portfolios, except ING Disciplined Small Cap Value, ING Global Real Estate and

ING VP Index Plus International Equity Portfolios; and ING Investments, LLC

("ING Investments") serves as the investment adviser to ING Disciplined Small

Cap Value, ING Global Real Estate and ING VP Index Plus International Equity

Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL and ING

Investments are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING

Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.


On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

PORTFOLIOS AND SUB-ADVISERS


ING Disciplined Small Cap Value Portfolio - ING Investment Management Co.


ING Evergreen Health Sciences Portfolio - Evergreen Investment Management

Company, LLC

ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC

ING Global Real Estate Portfolio - ING Clarion Real Estate Securities L.P.


ING Global Resources Portfolio - ING Investment Management Co.


ING International Growth Opportunities Portfolio - ING Investment Management

Co.

ING Janus Contrarian Portfolio - Janus Capital Management LLC

ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment

Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio - J.P. Morgan Investment

Management Inc.

ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment Management

Inc.

ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Value Portfolio - Legg Mason Capital Management, Inc.

ING Limited Maturity Bond Portfolio - ING Investment Management Co.

ING Liquid Assets Portfolio - ING Investment Management Co.

ING Marsico Growth Portfolio - Marsico Capital Management, LLC


ING Marsico International Opportunities Portfolio - Marsico Capital Management,

LLC


ING MFS Total Return Portfolio - Massachusetts Financial Services Company


ING MFS Utilities Portfolio - Massachusetts Financial Services Company


ING Oppenheimer Main Street Portfolio(Reg. TM) - OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC

ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC

ING Pioneer Equity Income Portfolio - Pioneer Investment Management, Inc.

ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.


ING Stock Index Portfolio - ING Investment Management Co.


ING VP Index Plus International Equity Portfolio - ING Investment Management

Advisors, B.V.

CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"),

Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class

shares. ING Liquid Assets Portfolio and ING Stock Index Portfolio do not offer

ADV Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only Service 2 Class shares are offered in this

Prospectus. Service 2 Class shares are not subject to any sales load.

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios of the Trust may be offered to separate asset accounts

("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable

Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio. Class I shares, which are not offered in this

Prospectus, also may be made available to certain other investment companies,

including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                                       3


--------------------------------------------------------------------------------

                         DESCRIPTION OF THE PORTFOLIOS

--------------------------------------------------------------------------------

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

To outperform the total return performance of the Russell 2000(Reg. TM) Value

Index by investing in common stocks of small companies whose stock prices are believed to be undervalued. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Russell 2000(Reg. TM) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Russell 2000(Reg. TM) Value Index is a stock market index comprised of common stocks with lower price-to-book ratios and lower forecasted growth values as defined by Russell Investment Group. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell

2000(Reg. TM) Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the market capitalization ranges of the companies in the Russell 2000(Reg. TM) Value Index changes. As of December 31, 2007, the smallest company in the Russell 2000(Reg.

TM) Value Index had a market capitalization of $27 million and the largest company had a market capitalization of $6 billion.

In managing the Portfolio, the Sub-Adviser seeks to achieve the Portfolio's investment objective by overweighting those stocks in the Russell 2000(Reg. TM)

Value Index that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Russell 2000(Reg.

TM) Value Index that the Sub-Adviser believes will underperform the Russell

2000(Reg. TM) Value Index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000(Reg. TM) Value Index are generally invested in proportion to their representation in the Russell 2000(Reg. TM)

Value Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the

Russell 2000(Reg. TM) Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000(Reg. TM) Value Index in both rising and falling markets.


The Portfolio may invest in derivative instruments. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company

Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Derivatives Risk

                             Equity Securities Risk

                       Inability to Sell Securities Risk

                              Index Strategy Risk

                             Investment Models Risk


                                  Manager Risk


                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

                                       4


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Service 2 Class shares had not commenced operations as of December 31,

2007, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class I shares' performance for the first full calendar year of operations. Class I shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares.


                          YEAR-BY-YEAR TOTAL RETURN(1)

                       (FOR THE PERIOD ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]



1998   1999   2000   2001   2002   2003   2004   2005   2006   2007

                                                               (14.44)




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2007:      2.77%

  Worst:  3rd Quarter   2007:    (12.51)%


                                       5


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Russell 2000(Reg. TM) Value Index.

The Russell 2000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. It includes the reinvestment of dividends net of witholding taxes, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the index.






                             AVERAGE ANNUAL TOTAL RETURNS(1)

                        (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                               1 YEAR            5 YEARS         10 YEARS

                                                            (OR LIFE OF CLASS)


CLASS I RETURN (ADJUSTED) ..............  (14.44)%          (3.88)%(1)            N/A

Russell 2000(Reg. TM) Value Index ......  (9.78)%          (1.27)%(2)            N/A




(1)   Class I shares commenced operations on April 28, 2006.

(2)   The index return is for the period beginning May 1, 2006.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ________________________________________________________________________________________


Omar Aguilar, Ph.D   Dr. Aguilar, portfolio manager, has managed the Portfolio since April 2006 and has co-managed the Portfolio since April 2007. Dr. Aguilar has been with ING IM since

                     July 2004 and is head of quantitative equity research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management from

                     July 1999 through January 2002.

Vincent Costa        Vincent Costa, portfolio manager, has co-managed the Portfolio since April 2007.

                     Mr. Costa joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from

                     Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative

                     Investment strategies.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       6


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING EVERGREEN HEALTH SCIENCES PORTFOLIO


SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a non-diversified portfolio that will normally invest at least

80% of its net assets (plus borrowings for investment purposes) in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from products and services in health care. These companies include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio may invest in securities of relatively well-known and large companies, as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management,

growing products, leading technology, franchise niche, strong balance sheet and/or other factors, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the

Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers.

There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may also engage in short sales of index unit investment trusts such as the PowerShares QQQTM. Such practices are used to seek to protect the

Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              Diversification Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Healthcare Sector Risk

                       Inability to Sell Securities Risk

                             Investment Style Risk


                                  Manager Risk


                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk


                             Price Volatility Risk


                                       7


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Securities Lending Risk

                                Short Sales Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and the table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period.

The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2005-2006) and

Service Class 2 shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999    2000    2001    2002    2003    2004    2005       2006     2007

                                                        10.25      13.73    8.38


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   1st Quarter   2006:     6.23%

  Worst:  1st Quarter   2005:    (4.54)%


                                       8


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to those of two broad measures of market performance - the

Standard & Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index

and the Standard & Poor's 1500 Supercomposite Healthcare Sector ("S&P 1500

Supercomposite Healthcare Sector") Index. The S&P 500(Reg. TM) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare

Sector Index is an unmanaged index tracking the performance of health care stocks within the S&P 500(Reg. TM) Index, Standard & Poor's MidCap 400 IndexTM

and Standard & Poor's SmallCap 600 Index. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                                 AVERAGE ANNUAL TOTAL RETURNS(1)

                            (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                         1 YEAR          5 YEARS         10 YEARS

                                                                    (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN .............................  8.38%          8.33%(1)             N/A

S&P 500(Reg. TM) Index .............................  5.49%          5.49%(2)             N/A

S&P 1500 Supercomposite Healthcare Sector Index ....  7.99%          7.99%(2)             N/A

CLASS S RETURN (ADJUSTED) ..........................  8.40%          8.71%(1)             N/A

S&P 500(Reg. TM) Index .............................  5.49%         10.03%(2)             N/A

S&P 1500 Supercomposite Healthcare Sector Index ....  7.99%          6.16%(2)             N/A





(1)   Service 2 Class shares commenced operations on May 5, 2004. However, all

      Service 2 Class shares of the Portfolio were redeemed on October 31, 2005 and did not have a full calendar year of performance for 2005. Therefore,

      the bar chart and table above, for 2005, show the Class S shares'

      performance, adjusted to reflect the higher expenses of Service 2 Class shares. Service 2 Class shares re-commenced operations on December 29,

      2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Service 2

      Class shares would have had substantially similar annual returns as the

      Class S shares because the Classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.


(2)   The index return for Service 2 Class shares is for the period beginning

      January 1, 2007. The index returns for the Class S shares are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $274.7 billion in assets for the Evergreen funds as of December 31, 2007. The principal address of EIMC is

200 Berkeley Street, Boston, Massachusetts 02116-5034.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ ______________________________________________________________________________________


Robert Junkin   Mr. Junkin, portfolio manager, has managed the portfolio since March 2007. Mr. Junkin served as a portfolio manager for John Hancock Financial Services from 2003 to

                March 2007. Previously, he served as an investment analyst and co-manager for Pioneer

                Investments from 1997 through 2002.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       9


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO

SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily, and under normal conditions substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. The Portfolio's Sub-Adviser employs a growth style of equity management that emphasizes companies with cash flow growth, sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that the Sub-Adviser believes can create long-term value for shareholders. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                             Investment Style Risk


                                  Manager Risk


                           Market Capitalization Risk


                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk


                             Price Volatility Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

                                       10


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Service 2 Class shares'

performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999    2000    2001    2002    2003    2004    2005      2006    2007

                                                        3.80      5.40    11.52


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2007:    10.64%

  Worst:  2nd Quarter   2006:    (8.88)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Russell 1000(Reg. TM)

Growth Index. The Russell 1000(Reg. TM) Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)

                      (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                              1 YEAR          5 YEARS         10 YEARS

                                                         (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN .................  11.52%         7.26%(1)              N/A

Russell 1000(Reg. TM) Growth Index .....  11.81%         8.96%(2)              N/A




(1)   Service 2 Class shares commenced operations on May 13, 2004.

(2)   The index return is for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $274.7 billion in assets for the Evergreen funds as of December 31, 2007. The principal address of EIMC is

200 Berkeley Street, Boston, Massachusetts 02116-5034.


                                       11


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                      POSITION AND RECENT BUSINESS EXPERIENCE

_________________________ ________________________________________________________________________________________


Aziz Hamzaogullari, CFA   Mr. Hamzaogullari is a Managing Director and Director of Research with the

                          Fundamental Equity Team at EIMC. He has been with EIMC since 2001 and previously served as a Senior Equity Analyst for Manning & Napier Advisers, Inc. Mr. Hamzaogullari

                          has managed the Portfolio since June 2006.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       12


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING GLOBAL REAL ESTATE PORTFOLIO

SUB-ADVISER

ING Clarion Real Estate Securities L.P. ("ING CRES")

INVESTMENT OBJECTIVE


High total return consisting of capital appreciation and current income. The

Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the

Portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter,

the Portfolio expects these investments to be in common stocks of large-, mid-

and small-sized companies, including real estate investment trusts ("REITs").

The Portfolio may invest in companies located in countries with emerging securities markets.

The Sub-Adviser uses a multi-step investment process for constructing the

Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.


o  First, the Sub-Adviser selects sectors and geographic regions in which to invest and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

o  Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and

   (iii) management and strategy.


The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder. The Portfolio may also invest in convertible securities, initial public offerings and Rule 144A securities.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earning of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                          Convertible Securities Risk


                              Diversification Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                          Industry Concentration Risk

                           Market Capitalization Risk

                               Market Trends Risk


                        Mid-Capitalization Company Risk


                                       13


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                        Other Investment Companies Risk


                             Price Volatility Risk

                       Real Estate Investment Trusts Risk


                    Restricted and Illiquid Securities Risk


                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower.

Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or

Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing the Portfolio's Service 2 Class shares' performance for the first full calendar year of operations.


                          YEAR-BY-YEAR TOTAL RETURN(1)

                       (FOR THE PERIOD ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]



1998   1999   2000   2001   2002   2003   2004   2005   2006   2007

                                                               -7.39




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   3rd Quarter   2007:      5.64%

  Worst:  4th Quarter   2007:    (10.67)%


                                       14


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Standard & Poor's/Citigroup

World Property ("S&P/Citigroup World Property") Index. The S&P/Citigroup World

Property Index is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than

$100 million and derive more than half of their revenue from property-related activities. It does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the index.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                               1 YEAR           5 YEARS         10 YEARS

                                                           (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN .................  (7.39)%          8.81%(1)              N/A

S&P/Citigroup World Property Index .....  (7.23)%          8.93%(2)              N/A




(1)   Service 2 Class shares commenced operations on May 3, 2006.

(2)   The index return is for the period beginning May 1, 2006.

MORE ON THE SUB-ADVISER


ING CRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in

1969, ING CRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. ING CRES is an indirect, wholly-owned subsidiary of ING

Groep and is an affiliate of the Adviser. The principal address of ING CRES is

201 King of Prussia Road, Suite 600, Radnor, PA 19087. ING CRES is in the

business of providing investment advice to institutional and individual client accounts that, as of December 31, 2007, were valued at approximately $18 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                      POSITION AND RECENT BUSINESS EXPERIENCE

_________________________ _______________________________________________________________________________________


T. Ritson Ferguson, CFA   Mr. Ferguson, Chief Investment Officer ("CIO"), has 22 years of real estate investment experience and has managed the Portfolio since January 2006. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Steven D. Burton, CFA     Mr. Burton, Managing Director, is a portfolio manager and is a member of ING CRES'

                          Investment Committee. Mr. Burton is also responsible for evaluating the investment potential of public real estate companies outside of the US. Mr. Burton joined ING

                          CRES in 1995 and has managed the Portfolio since January 2006.

Joseph P. Smith, CFA      Joseph P. Smith, Managing Director, is a portfolio manager and member of the

                          Investment Policy Committee. Mr. Smith has managed the Fund since February 2007.

                          Mr. Smith is responsible for evaluating the investment potential of public real estate companies within the United States. Mr. Smith joined ING CRES in 1997 and has 14 years of real estate investment management experience.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       15


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. The Portfolio will provide shareholders with at least

60 days' prior notice of any change in this investment policy. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least

50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing,

fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil

and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal

and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious

Metals; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real

Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer

Materials; Electric Utilities; and Independent Power Producers and Energy

Traders.

The Portfolio is permitted to invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. The investment strategy is based on the Sub-Adviser's belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types of commodities. The Portfolio also may invest in: securities issued by companies that are not in natural resources industries;

investment-grade corporate debt; repurchase agreements; and derivatives. The

Portfolio is permitted to invest directly in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts

(including Canadian Royalty Trusts); preferred stock; partnerships, including master limited partnerships ("MLPs"); restricted securities; American

Depositary Receipts ("ADRs"); and Global Depositary Receipts ("GDRs").


The Portfolio normally invests in companies with a large market capitalization,

but may also invest in mid- and small-sized companies. The Portfolio may also invest in other investment companies to the extent permitted under the

Investment Company Act of 1940, as amended and the rules and regulations thereunder.

The Portfolio is permitted to invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index.

The Portfolio is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of Portfolio securities to achieve its investment objective.

                                       16


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Commodities Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                              Diversification Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                          Industry Concentration Risk


                                  Manager Risk


                            Market and Company Risk

                        Mid-Capitalization Company Risk

                             Natural Resources Risk

                              OTC Investment Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                    Restricted and Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios"section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       17


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998     1999    2000   2001    2002   2003    2004    2005    2006    2007

-29.69   23.18   -4.87  -12.26  0.64   52.12   6.23    37.54   21.19   33.09


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   3rd Quarter   2005:     23.58%

  Worst:  3rd Quarter   1998:    (19.05)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to those of two broad measures of market performance - the

Standard & Poor's(Reg. TM) 500 Composite Stock Price ("S&P 500(Reg. TM)") Index

and the Standard & Poor's GSSITM Natural Resources ("S&P GSSITM Natural

Resources") Index. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P GSSITM Natural Resources Index is an

unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors.

Class S shares' performance has been adjusted to reflect the higher expenses of

Service 2 Class shares. The indices do not reflect fees, brokerage commissions,

taxes or other expenses of investing. It is not possible to invest directly in the indices.


                                       18


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------





                          AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                             1 YEAR      5 YEARS          10 YEARS

                                                                     (OR LIFE OF CLASS)


SERVICE 2 RETURN ......................  33.09%       29.07%         26.96%(1)

S&P 500(Reg. TM) Index ................   5.49%       12.83%         11.27%(3)

S&P GSSITM Natural Resources Index ....  34.22%       29.13%         26.35%(3)

CLASS S RETURN (ADJUSTED) .............  33.09%       29.07%         10.05%

S&P 500(Reg. TM) Index ................   5.49%       12.83%          5.91%

S&P GSSITM Natural Resources Index ....  34.22%       29.13%         12.80%




(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered,

      Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)   On April 30, 2007, the Portfolio changed its principal investment strategies. ING IM has managed the Portfolio since January 3, 2006.

      Baring International Investment Limited managed the Portfolio from March

      1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index returns for the Service 2 Class shares are for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ _______________________________________________________________________________________


David Powers    David Powers, CFA, joined ING IM in June 2007 as a Senior Sector Analyst on the fundamental research team, covering the telecommunication services, utilities and materials sectors. Mr. Powers has co-managed the Portfolio since December 2007.

                Prior to joining ING IM, Mr. Powers held several senior investment positions including portfolio manager with Federated Investors since June 2001. Prior to that, he was associate director of research for global equities. Mr. Powers began his investment career at the State Teachers Retirement System of Ohio and held numerous positions including co-portfolio manager.

James A. Vail   James A. Vail, Senior Vice President and portfolio manager, has managed the Portfolio since January 2006 and co-managed the Portfolio since December 2007. Mr. Vail has been with ING IM since July 2000. Mr. Vail has over 32 years of investment experience.

                Prior to joining ING IM in 2000, Mr. Vail was a Vice President at Lexington Management

                Corporation, which he joined in 1991.





The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       19


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the United States. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Portfolio generally invests in common and preferred stocks,

warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The

Portfolio may invest up to 35% of its assets in securities of U.S. issuers,

including investment-grade government and corporate debt securities. The

Portfolio may invest in derivative instruments, including futures. The

Portfolio may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of

1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer relatively attractive growth prospects relative to their peers in the same industry, sector or region. The valuation characteristics of stocks expected to exhibit growth are also assessed to determine whether the expected growth allows for capital appreciation.

Customized sector, country and universe screens are employed to help rank stocks in terms of their relative attractiveness based on a blend of growth and valuation factors. The relative riskiness of individual securities is also assessed prior to a decision to purchase a security.


The Portfolio may employ currency hedging strategies to seek to protect the portfolio from adverse effects on the U.S. dollar.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                                       20


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                           Market Capitalization Risk

                               Market Trends Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                              Sovereign Debt Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios"section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001    2002     2003     2004     2005     2006     2007

                             -16.27   29.07    16.47    10.30    21.44    18.30


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     16.13%

  Worst:  3rd Quarter   2002:    (21.06)%


                                       21


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Morgan Stanley Capital International Europe, Australasia and Far East GrowthSM

("MSCI EAFE GrowthSM") Index. The MSCI EAFE GrowthSM Index is an unmanaged index that measures the performance in 20 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation. The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares. It is not possible to invest directly in the index.






                        AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR         5 YEARS            10 YEARS

                                                                 (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN .......  18.30%         18.94%(1)         17.28%(1)

MSCI EAFE GrowthSM Index .....  16.45%         19.85%(3)         17.83%(3)

CLASS S RETURN (ADJUSTED) ....  18.32%         18.94%            12.16%(1)

MSCI EAFE GrowthSM Index .....  16.45%         19.85%            12.95%(3)




(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on December 17, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.

(2)   On April 30, 2007, the Portfolio changed its name from ING International

      Portfolio to ING International Growth Opportunities Portfolio.


(3)   The index return for the Service 2 Class shares is for the period beginning September 1, 2002. The index return for the Class S shares is for the period beginning January 1, 2002.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ ______________________________________________________________________________________


Uri Landesman   Uri Landesman, Senior Vice President and Head of International Equities for ING

                IM, has served as portfolio manager since May 2006. Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research. During his tenure at Federated (which began in 2003), he managed three international large-cap growth funds as well as two global core funds. Prior to working at Federated he had served as an investment professional with Arlington

                Capital Management since 2001. Mr. Landesman began his career at Sanford C. Bernstein

                & Co.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       22


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO

SUB-ADVISER

Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up"approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The

Sub-Adviser makes this assessment by looking at companies one at a time,

regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the

Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is classified as non-diversified. Although the Portfolio may satisfy the requirements for a diversified Portfolio, its non-diversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets),

high-yield bonds (up to 20%) of any quality, index/structured securities,

options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return,

securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                                  Credit Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                              Diversification Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                                       23


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                 Maturity Risk

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                    Restricted and Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                            Special Situations Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios"section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2001-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999    2000    2001    2002     2003     2004     2005     2006   2007

                        -5.16   -26.05   50.24    16.93    15.39    22.81  20.81


                                       24


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     27.37%

  Worst:  3rd Quarter   2002:    (20.34)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of two broad measures of market performance - the

Morgan Stanley Capital International All Country World Index ("MSCI AC World

Index") and the Standard & Poor's 500(Reg. TM) Composite Stock Price ("S&P

500(Reg. TM)") Index. The MSCI AC World Index is an unmanaged, free float-adjusted, merket capitalization weighted index composed of companies located in countries throughout the world. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately

500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.



                       AVERAGE ANNUAL TOTAL RETURNS(1)

                  (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR      5 YEARS          10 YEARS

                                                            (OR LIFE OF CLASS)

SERVICE 2 CLASS RETURN .......  20.81%       24.62%         22.41%(1)

MSCI AC World Index ..........  11.66%       18.24%         16.09%(2)

S&P 500(Reg. TM) Index .......   5.49%       12.83%         11.27%(2)

CLASS S RETURN (ADJUSTED) ....  20.70%       24.62%          9.10%(1)

MSCI AC World Index ..........  11.66%       18.24%          5.82%(3)

S&P 500(Reg. TM) Index .......   5.49%       12.83%          2.03%(2)


(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.


(2)   The index returns for the Service 2 Class shares are for the period beginning September 1, 2002. The index returns for the Class S shares are for the period beginning October 1, 2000.

(3)   Prior to December 31, 2001, the index did not include the deduction of withholding taxes. The gross index return is for the period beginning

      October 1, 2000.


MORE ON THE SUB-ADVISER

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969 and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.


Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 95% of Janus Capital, with the remaining 5% held by Janus

Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. As of December

31, 2007, JCG assets under management were approximately $206.7 billion.


                                       25


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individual is responsible for the day-to-day management of the

Portfolio:





NAME                   POSITION AND RECENT BUSINESS EXPERIENCE

______________________ ________________________________________________________________________________________


David C. Decker, CFA   Mr. Decker, has been the Portfolio Manager of the Portfolio since October 2000. Mr.

                       Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst and has acted as Portfolio Manager of other Janus-advised mutual funds since 1996. Mr. Decker holds the Chartered Financial Analyst designation.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       26


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

SUB-ADVISER


J.P. Morgan Investment Management Inc. ("JPMorgan")


INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the

United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks,

convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The

Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.


Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets ("MSCI

Emerging Markets") IndexSM. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.


The Portfolio may invest in high-yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S.

government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar rolls,"in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.


Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The

Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors

(strategic classifications).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

                                       27


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk


                                  Credit Risk


                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk


                               Interest Rate Risk


                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios"section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


                                       28


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





    1998    1999       2000      2001     2002      2003     2004     2005     2006     2007

            61.44      -33.89    -5.39    -10.84    46.25    17.68    34.51    35.68    38.29




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1999:     31.46%

  Worst:  3rd Quarter   2001:    (22.83)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Morgan Stanley Capital International Emerging Markets IndexSM ("MSCI Emerging

Markets IndexSM"). The MSCI Emerging Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.






                        AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                        1 YEAR      5 YEARS          10 YEARS

                                                                (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN ...........  38.29%       34.12%         31.30%(1)

MSCI Emerging Markets IndexSM ....  39.39%       37.02%         33.88%(3)

CLASS S RETURN (ADJUSTED) ........  38.33%       34.14%         11.32%(1)

MSCI Emerging Markets IndexSM ....  39.39%       37.02%         14.59%(3)




(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on February 18, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.

(2)   J.P. Morgan Investment Management Inc. has managed the Portfolio since

      April 29, 2005. ING Investment Management Advisors B.V. managed the

      Portfolio from March 1, 2004 through April 28, 2005. Baring International

      Investment Limited managed the Portfolio from March 1, 1999 through

      February 29, 2004. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index return for the Service 2 Class shares is for the period beginning September 1, 2002. The index return for the Class S shares is for the period beginning March 1, 1998.

                                       29


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York

10167. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                POSITION AND RECENT BUSINESS EXPERIENCE

___________________ _________________________________________________________________________________________


Austin Forey        Primary portfolio manager and Managing Director of the Portfolio since April 2005,

                    Austin Forey has been at JPMorgan (or one of its predecessors) since 1988 and is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994.

                    Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary    Portfolio manager of the Portfolio since September 2005, and an employee at JPMorgan since 1999 and is a Global Emerging Markets Portfolio Manager. Prior to joining the

                    Global Team, Mr. el Ansary was an investment manager responsible for Eastern and

                    Emerging European equities and is a Middle Eastern country specialist within the

                    Emerging Markets Equity Team.

Greg Mattiko, CFA   Portfolio manager of the Portfolio since September 2005, Mr. Mattiko, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years,

                    where he was responsible for European Long/Short, European Technology, Global,

                    and U.S. equity funds.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       30


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital growth over the long term. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The

Sub-Adviser defines small-capitalization companies as companies with market capitalization equal to those within a universe of Russell 2000(Reg. TM) Index stocks. Market capitalization is the total market value of a company's shares.


The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research.

The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000(Reg. TM) Index only within limits established by the investment team.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The

Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts

("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk



                             Investment Madels Risk

                                       31


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Service 2 Class shares'

performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999    2000    2001    2002    2003     2004     2005    2006     2007

                                        33.84    25.79    3.55    16.48    -1.90


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


Best:   2nd Quarter   2003:   15.21%

Worst:  4th Quarter   2007:   (6.67)%


                                       32


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Russell 2000(Reg. TM)

Index. The Russell 2000(Reg. TM) Index represents the 2,000 smallest companies in the Russell 3000(Reg. TM) Index, which contains the 3,000 largest U.S.

companies, based on total market capitalization. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                            AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                        (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                               1 YEAR       5 YEARS          10 YEARS

                                                                        (OF LIFE OF CLASS)


SERVICE 2 CLASS RETURN .................  (1.90)%        14.77%         13.03%(1)

Russell 2000(Reg. TM) Index ............  (1.57)%        16.25%         14.84%(3)




(1)   Service 2 Class shares commenced operations on September 9, 2002.

(2)   J.P. Morgan Investment Management Inc. has managed the Portfolio since

      May 1, 2002. On November 6, 2006, the Portfolio changed its name from ING

      JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity

      Portfolio.

(3)   The index return is for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York

10167. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

__________________________ _______________________________________________________________________________________


Christopher T. Blum, CFA   Mr. Blum, Managing Director, is the CIO of the U.S. Behavioral Financial Group. An

                           employee since 2001, Mr. Blum is responsible for the Intrepid and Behavioral Small

                           Cap Strategies. Mr. Blum rejoined the firm in 2001 where he acted as a portfolio manager and headed the U.S. Behavioral Finance Small Cap Equity Group. Before

                           rejoining the firm in 2001, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, he spent over three years in the U.S. Structured Equity Group at J.P.Morgan where he focused on structured small-cap core and small-cap value accounts. Mr.

                           Blum has been co-managing the Portfolio since August 2004.

Dennis S. Ruhl, CFA        Mr. Ruhl, Vice President, is the head of the U.S. Behavioral Finance Small Cap Equity

                           Group. A member of the team since 2001, Mr Ruhl also acts as a portfolio manager and leads the group's quantitative research effort. An employee since 1999, Mr. Ruhl previously worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl is the former New York and National Chair of the

                           Board of Minds Matter, a non-profit mentoring organization. He is also a board member of the MIT Club of New York and Regional Vice Chair of the MIT Educational Council.

                           Mr. Ruhl is a CFA charterholder. Mr. Ruhl has been c-managing the Portfolios since

                           August 2004.

Glenn Gawronski, CFA       Mr. Gawronski, Vice President, is a portfolio manager in the U.S Small Cap Equity

                           Group and has 10 years of investment experience. He has been employed by JPMorgan and its affiliates since 1999. Mr. Gawronski is a holder of the CFA designation and has been co-managing the Portfolio since July 2005.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       33


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-

and large-capitalization companies at the time of purchase. The Sub-Adviser considers issuers with market capitalizations between $2 billion and $5 billion to be mid-capitalization companies and those with market capitalizations above

$5 billion to be large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.


Equity securities in which the Portfolio may invest include common stocks,

preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.


Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts,

options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Style Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                             Price Volatility Risk

                            Securities Lending Risk

                              Value Investing Risk

                                       34


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of investing in the Portfolio by showing changes in the Portfolio's Service 2 Class shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999    2000    2001    2002    2003    2004    2005    2006       2007

                                                                19.94      -1.29


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2006:     8.13%

  Worst:  4th Quarter   2007:    (7.23)%


                                       35


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Russell 1000(Reg. TM) Value

Index. The Russell 1000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 1000(Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                               1 YEAR           5 YEARS         10 YEARS

                                                           (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN .................  (1.29)%           8.72%(1)             N/A

Russell 1000(Reg. TM) Value Index ......  (0.17)%          11.26%(2)             N/A




(1)   Service 2 Class shares commenced operations on May 4, 2005.

(2)   The index return is for the period beginning May 1, 2005.

MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York

10167. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                         POSITION AND RECENT BUSINESS EXPERIENCE

____________________________ _____________________________________________________________________________________


Bradford L. Frishberg, CFA   Mr. Frishberg, Managing Director, founded and leads JPMorgan's large-cap Active

                             Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in JPMorgan's London office, then moved to JPMorgan's Tokyo office before returning to New York in 2000. Prior to that, Mr. Frishberg managed

                             Portfolios for Aetna Investment Management in Hong Kong. Mr. Frishberg is a CFA

                             charterholder and has been managing the Portfolio since April 2005.

Alan H. Gutmann              Mr. Gutmann, Vice President, has worked for JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at

                             First Manhattan Co. in 2001, and Oppenheimer Capital from 1991-2000. Mr. Gutmann has been managing the Portfolio since April 2005.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       36


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO

SUB-ADVISER

Julius Baer Investment Management LLC ("JBIM")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities. The Portfolio will provide shareholders with at least 60 days'

prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global

Depositary Receipts ("GDRs"), convertible securities, rights, warrants, and other investment companies, including exchange-traded funds.

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the Western

Europe, Canada, Australia and New Zealand), the stock selection process is primarily bottom-up. The Sub-Adviser concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The

Sub-Adviser determines the Portfolio's exposure to Japan using a combination of bottom-up and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the United States. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 35% of its total assets in such securities.


The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in

"growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry,

companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The

Portfolio normally has a bias towards larger companies, but may also invest in smaller companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high-risk and high-yield, non-investment grade instruments commonly known as "junk bonds". The Portfolio may use futures, swaps and warrants, which are types of derivatives for hedging purposes and to maintain liquidity or to increase total return.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

                                       37


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the

Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk


                                  Credit Risk


                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk


                               Interest Rate Risk


                                 Liquidity Risk

                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                             Price Volatility Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


                                       38


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Service 2 Class shares'

performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999    2000    2001    2002    2003     2004     2005    2006     2007

                                        30.79    17.86    15.13   29.08    16.23


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:    19.89%

  Worst:  1st Quarter   2003:    (9.76)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital

International All Country World ex-U.S. ("MSCI All Country World ex-U.S.")

IndexSM. The MSCI All Country World ex-U.S. IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The index includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                              1 YEAR      5 YEARS          10 YEARS

                                                                      (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN .................  16.23%       21.62%         19.57%(1)

MSCI All Country World ex-U.S. IndexSM .  16.65%       24.02%         21.30%(3)




(1)   Service 2 Class shares commenced operations on September 9, 2002.


(2)   JBIM has managed the Portfolio since September 2, 2003. Prior to

      September 2, 2003, the Portfolio was managed by J.P. Morgan Investment

      Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment Management, Inc.


(3)   The index returns are for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER


Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio.

JBIM is a Delaware limited liability company which is a wholly-owned subsidiary of Julius Baer Americas Inc., which in turn is a wholly-owned subsidiary of

Julius Baer Holding Ltd., a Swiss corporation. JBIM specializes in the management of international and global equities and fixed-income securities. As of December 31, 2007, JBIM managed over $75 billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.


                                       39


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

__________________________ ______________________________________________________________________________________


Rudolph-Riad Younes, CFA   Managing Director and Head of International Equity; has been with the Julius Baer organization since September 1993. He has been managing the Portfolio since September

                           2003.

Richard Pell               Chief Investment Officer and Chief Executive Officer; has been with the Julius Baer organization since January 1995. He has been managing the Portfolio since September

                           2003.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       40


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO

SUB-ADVISER

Legg Mason Capital Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital,

private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products,

competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information,

economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth."

Thus, the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances,

such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to

25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade,

commonly known as "junk bonds."


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default of the poor earnings of the issuer.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                              Diversification Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                                       41


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Models Risk


                                  Manager Risk


                            Market and Company Risk

                               Market Trends Risk

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                              OTC Investment Risk

                       Small-Capitalization Company Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2001-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999    2000    2001     2002     2003     2004    2005    2006    2007

                        -9.64    -19.53   22.30    13.66   5.80    6.32    -6.12


                                       42


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2004:     15.14%

  Worst:  3rd Quarter   2002:    (15.29)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Standard & Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)")

Index. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the

United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                      AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                  (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                     1 YEAR      5 YEARS         10 YEARS

                                                            (OR LIFE OF CLASS)

SERVICE 2 CLASS RETURN .......  (6.12)%         7.97%        7.16%(1)

S&P 500(Reg. TM) Index .......   5.49%         12.83%       11.27%(3)

CLASS S RETURN (ADJUSTED) ....  (6.14)%         8.00%        0.89%(1)

S&P 500(Reg. TM) Index .......   5.49%         12.83%        2.03%(3)


(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.

(2)   Legg Mason Capital Management, Inc. has managed the Portfolio since May

      3, 2004. Janus Capital Management LLC managed the Portfolio from

      September 9, 2002 through May 2, 2004.

(3)   The index return for Service 2 Class shares is for the period beginning

      September 1, 2002. The index return for the Class S shares is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004.

Founded in 1982, Legg Mason is a wholly-owned subsidiary of Legg Mason, Inc.

and is a specialist in the management of U.S. large-cap equities.


The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As

of December 31, 2007, Legg Mason managed $59.6 billion in assets.





NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ __________________________________________________________________________________________


Bill Miller      Legg Mason's investment team is led by Bill Miller, its Chief Investment Officer ("CIO").

                 Mr. Miller is the creator of Legg Mason's investment process and the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has been employed by Legg Mason since 1982.

Mary Chris Gay   Ms. Gay, Senior Vice President and portfolio manager for the Portfolio, implements the investment decisions made and strategies employed by Mr. Miller in the model portfolio, subject to the Portfolio's investment objective, restrictions, cash flows,

                 and other considerations. Ms. Gay has managed or co-managed other equity funds advised by the Legg Mason since 1998 and has been employed by one or more subsidiaries of Legg Mason since 1989 and has managed the Portfolio since May 2004.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       43


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Sub-Adviser utilizes the following decision making process to achieve the

Portfolio's objectives:

o  ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

o  YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;


o  SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. Treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities,

   etc.); and


o  SECURITY SELECTION. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.


The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated investment grade by a Nationally Recognized Statistical

Rating Organization (e.g., Baa3 or better by Moody's Investors Service, Inc.

("Moody's") or BBB- or better by Standard & Poor's Rating Corporation ("S&P")

or, if not rated by Moody's or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P

(A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.


The Portfolio may also invest in: preferred stocks; U.S. government securities,

securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates.

A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities,

subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                       44


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk


                                  Credit Risk


                            Credit Derivatives Risk

                              Debt Securities Risk

                                Derivatives Risk

                            Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk


                                Leveraging Risk

                                  Manager Risk


                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                    Restricted and Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                              Sovereign Debt Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       45


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1998-2006) and Service 2

Class shares' (2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999      2000    2001    2002    2003    2004    2005    2006      2007

6.69    0.97      7.55    8.66    7.07    2.70    1.23    1.48    3.68      5.74


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   3rd Quarter   2001:     4.16%

  Worst:  2nd Quarter   2004:    (0.98)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Lehman Brothers(Reg. TM) 1-3 Year Government/Credit Bond Index. The Lehman

Brothers(Reg. TM) 1-3 Year Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. Class S shares'

performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                                     AVERAGE ANNUAL TOTAL RETURNS(1)

                                (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                         1 YEAR          5 YEARS             10 YEARS

                                                                   (OR LIFE OF CLASS)   (OF LIFE OF CLASS)


SERVICE 2 CLASS RETURN .............................. 5.74%        5.26%(1)                   N/A

Lehman Brothers(Reg. TM) 1-3 Year Government/Credit   6.83%        6.19%(2)                   N/A

  Bond Index

CLASS S RETURN (ADJUSTED) ........................... 5.64%        2.93%              4.53%

Lehman Brothers(Reg. TM) 1-3 Year Government/Credit   6.83%        3.38%              4.99%

  Bond Index




(1)   Service 2 Class shares commenced operations on April 28, 2006. Class S shares are not offered in this Prospectus. If they had been offered,

      Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)   The index return for Service 2 Class shares is for the period beginning

      May 1, 2006.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

                                       46


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individual is responsible for the day-to-day management of the

Portfolio:





NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ______________________________________________________________________________________


James B. Kauffmann   Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the Portfolio since March 1999. Prior to joining ING IM, he was a senior fixed-income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                      47


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

High level of current income consistent with the preservation of capital and liquidity. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will operate as a diversified portfolio and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the

Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940

("Rule 2a-7"). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.


The Portfolio will invest in obligations permitted to be purchased under Rule

2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper,

mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes,

including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The

Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies,

finance companies, and broker-dealers.


The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are:

o  first, a formal list of high-quality issuers is actively maintained;

o  second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio's Board of

   Trustees), are selected for investment;

o  third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

o  finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

                                       48


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  Credit Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                                  Sector Risk

                U.S. Government Securities and Obligations Risk

AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED NOR GUARANTEED BY THE FEDERAL

DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE

PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT

IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       49


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999    2000    2001    2002    2003    2004    2005    2006    2007

4.88    4.59    5.88    3.71    1.28    0.60    0.77    2.63    4.51    4.80


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   3rd Quarter   2000:   1.52%

  Worst:  4th Quarter   2003:   0.11%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an

unmanaged index that includes the most broadly based money market funds. It does not reflect fees, brokerage commissions or other expenses of investing.

Class S shares' performance has been adjusted to reflect the higher expenses of

Service 2 Class shares. It is not possible to invest directly in the index.






                          AVERAGE ANNUAL TOTAL RETURNS(1)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR     5 YEARS         10 YEARS

                                                                 (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN ...............  4.80%       2.64%        2.55%(1)

iMoneyNet First Tier Retail Index ....  4.57%       2.48%        3.21%(2)

CLASS S RETURN (ADJUSTED) ............  4.79%       2.63%        3.35%

iMoneyNet First Tier Retail Index ....  4.57%       2.48%        3.32%




(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered,

      Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)   The index return for Service 2 Class shares is for the period beginning

      September 1, 2002.

For the Portfolio's Service 2 Class shares' 7 day yield and current 7 day effective yield, please call the Portfolio at (800) 366-0066.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

                                       50


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ _____________________________________________________________________________________


David S. Yealy   Mr. Yealy joined ING IM in November 2004. Prior to joining ING IM, he was a Managing

                 Director with Trusco Capital Management where he was employed since 1991. He has managed the Portfolio since November 2004.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       51


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities selected for their long-term growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The

Sub-Adviser defines large companies as companies that typically have market capitalizations in the range of $4 billion or more at the time of purchase. The

Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.


The "top-down" approach generally may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics,

the regulatory environment and the global competitive landscape. In addition,

the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors,

industries and companies that may benefit from the overall trends the

Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the

Sub-Adviser may focus on any number of different attributes that may include,

without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates;

current income; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth,

current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past,

present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio securities if, in the opinion of the Sub-Adviser, a securitie's fundamentals change substantively, its price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or more attractive investment opportunities appear elsewhere of for other reasons.

The Portfolio's core investments generally generally may include established companies and securities that offer long-term growth potential. However, the

Portfolio also may typically include companies of less mature companies,

companies of securities with more aggressive growth characteristics and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).


If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

The Portfolio may also invest in foreign securities including American

Depositary Receipts ("ADRs") or other depositary receipts (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

                                       52


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Currency Risk


                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                             Investment Models Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk


                        Other Investment Companies Risk


                             Price Volatility Risk

                                  Sector Risk

                            Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       53


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999     2000     2001     2002     2003     2004    2005   2006   2007

        77.86    -22.09   -30.33   -29.68   32.65    12.34   8.71   4.77   14.02


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1999:     41.26%

  Worst:  1st Quarter   2001:    (24.24)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Standard & Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)")

Index. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the

United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                      AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                  (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR      5 YEARS          10 YEARS

                                                            (OR LIFE OF CLASS)

SERVICE 2 CLASS RETURN .......  14.02%       14.11%         13.01%(1)

S&P 500(Reg. TM) Index .......   5.49%       12.83%         11.27%(3)

CLASS S RETURN (ADJUSTED) ....  13.99%       14.08%          4.43%(1)

S&P 500(Reg. TM) Index .......   5.49%       12.83%          4.58%(3)


(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.

(2)   Marsico Capital Management, LLC has managed the Portfolio since December

      13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3)   The index return for Service 2 Class shares is for the period beginning

      September 1, 2002. The index return for the Class S shares is for the period beginning August 1, 1998.

                                       54


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Marsico is located at 1200 Seventeenth Street, Suite 1600, Denver, Colorado

80202. Marsico was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Marsico provides investment services to mutual funds and private accounts and, as of

December 31, 2007, had approximately $106 billion under management. Thomas F.

Marsico is the founder and Chief Executive Officer of Marsico.


The following individual is responsible for the day-to-day management of the

Portfolio:





NAME                POSITION AND RECENT BUSINESS EXPERIENCE

___________________ ____________________________________________________________________________________


Thomas F. Marsico   Thomas F. Marsico is the Chief Investment Officer of Marsico and manages the investment program of the ING Marsico Growth Portfolio. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. He has managed the Portfolio since January 2003.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       55


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is a diversified portfolio and invests primarily (no less than

65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from a number of different countries not including the United States.

The Portfolio may invest, without limit, in foreign investments including

American Depositary Receipts ("ADRs") or other depositary receipts. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the

Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts. The Portfolio may invest in common stocks of companies operating in emerging markets. Some issuers or securities in the Portfolio may be based or economically tied to the

United States.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities including up to 5% of its total assets in high-yield bonds or up to 5% in mortgage- and asset-backed securities.


The Portfolio may invest up to 15% of its net assets in illiquid investments,

which are securities that cannot be sold or disposed of quickly in the normal course of business. The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, as the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the

Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes, that may include, without limitations, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates.

This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant)

its customers, suppliers, distributors and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in Portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively,

its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

                                       56


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Portfolio's core investments generally are comprised of well-known,

established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes

(e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                  Credit Risk


                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Models Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk

                        Mid-Capitalization Company Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                              OTC Investment Risk

                             Price Volatility Risk

                     Restricted or Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       57


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2006) and Service 2 Class shares' (2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999    2000    2001    2002    2003    2004    2005    2006       2007

                                                                23.85      20.13


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2006:    11.49%

  Worst:  2nd Quarter   2006:    (3.27)%


                                       58


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Morgan Stanley Capital International Europe, Australasia and Far East(Reg. TM)

("MSCI EAFE(Reg. TM)") Index. The MSCI EAFE(Reg. TM) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees,

brokerage commissions or other expenses of investing. Class S shares'

performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.



                      AVERAGE ANNUAL TOTAL RETURNS(1)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR          5 YEARS         10 YEARS

                                               (OR LIFE OF CLASS)

SERVICE 2 CLASS RETURN .......  20.13%         20.01%(1)             N/A

MSCI EAFE(Reg. TM) Index .....  11.17%         11.17%(2)             N/A

CLASS S RETURN (ADJUSTED) ....  20.40%         26.40%(1)             N/A

MSCI EAFE(Reg. TM) Index .....  11.17%         20.27%(2)             N/A



(1)   Service 2 Class shares commenced operations on December 29, 2006. Class S shares commenced operations on May 2, 2005. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.


(2)   The index return for Service 2 Class shares is for the period beginning

      January 1, 2007. The index return for Class S is for the period beginning

      May 1, 2005.

MORE ON THE SUB-ADVISER


Marsico is located at 1200 Seventeenth Street, Suite 1600, Denver, Colorado

80202. Marsico was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Marsico provides investment services to mutual funds and private accounts and, as of

December 31, 2007, had approximately $106 billion under management. Thomas F.

Marsico is the founder and Chief Executive Officer of Marsico.


The following individual is responsible for the day-to-day management of the

Portfolio:





NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ___________________________________________________________________________________


James G. Gendelman   Mr. Gendelman is the portfolio manager and has managed the Portfolio since April

                     2005. Prior to joining Marsico in May 2000, Mr. Gendelman spent 13 years as a Vice

                     President of International Sales for Goldman, Sachs & Co. Mr. Gendelman was a

                     certified public accountant for Ernst & Young from 1983-1985.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       59


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income. The

Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser invests the Portfolio's assets in equity securities and debt instruments. The Sub-Adviser seeks to invest between 40% and 75% of the

Portfolio's net assets in equity securities and at least 25% of the Portfolio's total assets in fixed-income senior securities.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in foreign securities, including up to 10% in emerging market securities.


The Sub-Adviser focuses on investing the Portfolio's assets in the stocks of companies that it believes are undervalued compared to their perceived worth

(value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio's assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

With respect to the Portfolio's investments in debt securities, the Sub-Adviser generally invests substantially all of the Portfolio's investments in investment grade debt instruments.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may invest the Portfolio's assets in mortgage dollar rolls.

The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic,

political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL INVESTMENT TYPES

EQUITY SECURITIES: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks and depositary receipts for those securities.


DEBT INSTRUMENTS: Debt instruments represent obligations of corporations,

governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.


                                       60


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

CORPORATE BONDS: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

U.S. GOVERNMENT SECURITIES: U.S. government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S.

government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

COLLATERALIZED INSTRUMENTS: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument.

Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments,

accounting and loan analysis.

MUNICIPAL INSTRUMENTS: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility.

Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer's pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.


FOREIGN GOVERNMENT SECURITIES: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.


INFLATION-ADJUSTED DEBT INSTRUMENTS: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation.

Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument's original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

MORTGAGE DOLLAR ROLLS: Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

DERIVATIVES: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options,

structured notes, inverse floating rate instruments, swaps, caps, floors and collars.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Asset Allocation Risk

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                       61


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                             Investment Model Risk

                                Leveraging Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                              OTC Investment Risk

                            Securities Lending Risk

                              Sovereign Debt Risk

                U.S. Government Securities and Obligations Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       62


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





    1998    1999      2000     2001    2002     2003     2004     2005    2006     2007

            3.23      16.34    0.34    -5.23    16.40    11.02    2.68    11.79    3.82




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:    10.75%

  Worst:  3rd Quarter   2002:    (8.37)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to those of two broad measures of market performance - the

Standard & Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index

and the Lehman Brothers(Reg. TM) Aggregate Bond ("LBAB") Index and a composite index consisting of 60% S&P 500(Reg. TM) and 40% LBAB ("Composite") Index. The

S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.



                     AVERAGE ANNUAL TOTAL RETURNS(1)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                   1 YEAR     5 YEARS         10 YEARS

                                                         (OR LIFE OF CLASS)

SERVICE 2 CLASS RETURN .......  3.82%        9.02%        8.72%(1)

S&P 500(Reg. TM) Index .......  5.49%       12.83%       11.27%(2)

LBAB Index ...................  6.97%        4.42%        4.76%(2)

Composite Index ..............  6.22%        9.51%        8.82%(2)

CLASS S RETURN (ADJUSTED) ....  3.84%        9.04%        6.97%(1)

S&P 500(Reg. TM) Index .......  5.49%       12.83%        4.58%(2)

LBAB Index ...................  6.97%        4.42%        5.90%(2)

Composite Index ..............  6.22%        9.51%        5.43%(2)


(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.

(2)   The index returns for the Service 2 Class shares are for the period beginning September 1, 2002. The index returns for the Class S shares are for the period beginning August 1, 1998.

                                       63


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S.

mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc.,

which in turn is an indirect majority-owned subsidiary of Sun Life Financial

Inc. (a diversified financial services organization). The principal address of

MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $197.6 billion as of

December 31, 2007.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                      POSITION AND RECENT BUSINESS EXPERIENCE

_________________________ _______________________________________________________________________________________


Brooks Taylor             Mr. Taylor, Investment Officer of MFS, portfolio manager, and leader of the team,

                          has been employed in the MFS investment management area since 1996. Mr. Taylor has managed the Portfolio since 2004.

Steven R. Gorham          Mr. Gorham, Investment Officer of MFS and portfolio manager, has been employed in the MFS investment management area since 1992. Mr. Gorham has managed the

                          Portfolio since 2002.

Nevin P. Chitkara         Mr. Chitkara, portfolio manager, is an Investment Officer of MFS and has been employed in the investment management area of MFS since 1997. Mr. Chitkara has managed the Portfolio since 2006.

Michael W. Roberge        Mr. Roberge, Executive Vice President, Chief Investment Officer and portfolio manager,

                          has been employed in the MFS investment management area since 1996. Mr. Roberge has managed the Portfolio since 2002.

William P. Douglas        Mr. Douglas, Investment Officer of MFS and portfolio manager, has been employed in the MFS investment management area since 2004 and has over 17 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as Vice President and Senior

                          Mortgage Analyst for Wellington Management Company, LLP. Mr. Douglas has managed the Portfolio since 2004.

Richard O. Hawkins, CFA   Mr. Hawkins, Investment Officer of MFS and portfolio manager has been employed in the MFS investment management area since 1988. Mr. Hawkins has managed the

                          Portfolio since 2005.

Gregory W. Locraft, Jr.   Mr. Locraft, Investment Officer of MFS, has been employed in the MFS investment management area since 1998. Mr. Locraft has managed the Portfolio since 2007.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       64


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities sector if, at the time of investment, the

Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Issuers in the utilities sector include issuers engaged in the manufacture, production,

generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph,

satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).


The Sub-Adviser may invest the Portfolio's assets in companies of any size.

The Sub-Adviser may invest the Portfolio's assets in U.S. and foreign securities, including emerging market securities.

The Sub-Adviser primarily invests the Portfolio's assets in equity securities,

but may also invest in debt instruments, including lower quality debt instruments.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic,

political and regulatory conditions. Factors considered for equity securities may include earnings, cash flows, competitive position, and management ability.

Quantitative analysis of these and other factors may also be considered.

Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PRINCIPAL INVESTMENT TYPES


EQUITY SECURITIES: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

DEBT INSTRUMENTS: Debt instruments represent obligations of corporations,

governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero-coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

LOWER QUALITY DEBT INSTRUMENTS: Lower quality debt instruments, commonly referred to as "high-yield securities" or "junk bonds," are debt instruments of less than investment grade quality.


                                       65


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

CORPORATE BONDS: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

DERIVATIVES: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options,

structured notes, indexed securities, inverse floating rate instruments, swaps,

caps, floors and collars.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                                Leveraging Risk

                            Market and Company Risk

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk

                              OTC Investment Risk


                                  Sector Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

                            Utilities Industry Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."

                                       66


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2006) and

Service 2 Class shares' (2007) performance from year to year. Class S shares'

performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999    2000    2001    2002    2003    2004    2005    2006       2007

                                                                30.61      27.61


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2006:   13.09%

  Worst:  3rd Quarter   2007:    2.38%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Standard & Poor's 500(Reg. TM) Utilities ("S&P 500(Reg. TM) Utilities") Index.

The S&P 500(Reg. TM) Utilities Index measures the performance of the utilities sector. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                          AVERAGE ANNUAL TOTAL RETURNS(1)

                     (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                           1 YEAR          5 YEARS         10 YEARS

                                                      (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN ..............  27.61%         27.44%(1)             N/A

S&P 500(Reg. TM) Utilities Index ....  19.25%         19.25%(2)             N/A

CLASS S RETURN (ADJUSTED) ...........  27.19%         27.12%(1)             N/A

S&P 500(Reg. TM) Utilities Index ....  19.25%         17.84%(2)             N/A





(1)   Service 2 Class shares commenced operatons on December 29, 2006. Class S shares commenced operations on May 2, 2005. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.


(2)   The index return for Service 2 Class shares is for the period beginning

      January 1, 2007. The index return for Class S shares is for the period beginning May 1, 2005.

                                       67


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.)

Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston,

Massachusetts 02116. Net assets under management of the MFS organization were approximately $197.6 billion as of December 31, 2007.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                     POSITION AND RECENT BUSINESS EXPERIENCE

________________________ _______________________________________________________________________________


Maura A. Shaughnessy     Ms. Shaughnessy is an Investment Officer of MFS and portfolio manager. Ms.

                         Shaughnessy has been employed in the investment management area of MFS since

                         1991 and has managed the Portfolio since April 2005.

Robert D. Persons, CFA   Mr. Persons is an Investment Officer of MFS and portfolio manager. Mr. Persons has been employed in the investment management area of MFS since 2000 and has managed the Portfolio since April 2005.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       68


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(REG. TM)

SUB-ADVISER

OppenheimerFunds, Inc. ("OppenheimerFunds")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests mainly in equity securities of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stocks. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments. Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stocks.


In selecting securities to buy or sell for the Portfolio, the portfolio managers use an investment process that uses multi-factor quantitative models to rank more than 3,000 stocks on a daily basis. While the process may change over time or vary in particular cases, in general the selection process currently uses:

Multi-factor quantitative models: The Portfolio uses both "top down" and

"bottom up" quantitative models.

o  The "top down" market capitalization model seeks to predict the future market direction of the capitalization environment. The portfolio managers divide the domestic equity market into five market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals ,

   relative valuations and measures of investors risk tolerance.

o  The "bottom up" stock selection models seek to rank securities within each capitalization range in order of attractiveness. Over a hundred company-specific factors are analyzed in constructing the "bottom up"

   models, including valuation, profitability, quality, momentum, volatility and special effects. Different models are used for each of the different market capitalization segments. The Portfolio also uses two seasonal models to capture seasonal effects.


The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The Portfolio aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                             Equity Securities Risk

                       Inability to Sell Securities Risk

                             Investment Models Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                       69


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998    1999       2000     2001      2002      2003     2004     2005    2006     2007

        24.05      -4.69    -21.57    -25.00    24.37    12.70    5.57    14.79    4.09




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1999:     21.67%

  Worst:  3rd Quarter   2001:    (19.61)%


                                       70


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class and Class S shares'

performance to that of a broad measure of market performance - the Standard &

Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P

500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

Class S shares' performance has been adjusted to reflect the higher expenses of

Service 2 Class shares. The index does not reflect fees, brokerage commissions,

taxes or other expenses of investing. It is not possible to invest directly in the index.



                     AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                  (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                   1 YEAR      5 YEARS          10 YEARS

                                                           (OR LIFE OF CLASS)

SERVICE 2 CLASS RETURN .......  4.09%       12.06%         11.02%(1)

S&P 500(Reg. TM) Index .......  5.49%       12.83%         11.27%(3)

CLASS S RETURN (ADJUSTED) ....  4.11%       12.07%          3.71%(1)

S&P 500(Reg. TM) Index .......  5.49%       12.83%          4.58%(3)


(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.

(2)   OppenheimerFunds, Inc. has managed the Portfolio since November 8, 2004.

      Prior to November 8, 2004, the Portfolio was managed by Massachusetts

      Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.

(3)   The index return for the Service 2 Class shares is for the period beginning September 1, 2002. The index return for the Class S shares is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World

Financial Center, 225 Liberty Street - 11th Floor, New York, New York

10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $260 billion in assets as of December 31, 2007 including other

Oppenheimer funds, with more than 6 million shareholder accounts.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                        POSITION AND RECENT BUSINESS EXPERIENCE

___________________________ _________________________________________________________________________________________


Nikolaos D. Monoyios, CFA   Mr. Monoyios, a Chartered Financial Analyst charterholder, has been a Senior Vice

                            President of OppenheimerFunds since October 2003 and was formerly Vice President of OppenheimerFunds from April 1998 through September 2003. Prior to joining

                            OppenheimerFunds in April 1998, he was a Vice President and portfolio manager at The Guardian Investor Services. Prior to his tenure at The Guardian Life Insurance

                            Company of America, Mr. Monoyios was a Senior Securities Analyst at Arnold Bernhard

                            and Co. Mr. Monoyios has been a manager of the Portfolio since November 2004.

Marc Reinganum              Dr. Reinganum has been a Vice President of OppenheimerFunds since September

                            2002 and is the Director of Quantitative Research and Portfolio Strategist for Equities.

                            He formerly held the Mary Jo Vaughn Rauscher Chair in Financial Investments at

                            Southern Methodist University since 1995. At Southern Methodist University, he also served as the Director of the Finance Institute, Chairman of the Finance Department,

                            President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. Dr. Reinganum has been a manager of the Portfolio since November 2004.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       71


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Lehman

Brothers(Reg. TM) Aggregate Bond Index.


The fixed-income instruments in which the Portfolio may invest include:

securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and

non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, "Yankee" dollars and "Euro" securities; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed"

securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit,

fixed-time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises;

obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards,

options, futures contracts or swap agreements. The Portfolio may also engage in short sales.


The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities ("junk bonds")

rated B at the time of investment or higher by Moody's, S&P or Fitch or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The

Portfolio may invest up to 30% of its total assets in non-U.S.

dollar-denominated securities and may invest without limit in U.S.

dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from

non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indices, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

                                       72


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk

                            Credit Derivatives Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                                Leveraging Risk

                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                            Portfolio Turnover Risk

                            Securities Lending Risk

                                Short Sales Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       73


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999       2000    2001    2002    2003    2004    2005    2006    2007

        -8.76      0.82    2.32    8.53    4.56    4.73    2.28    4.26    8.77


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   3rd Quarter   2001     5.74%

  Worst:  1st Quarter   1999    (5.04)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Lehman Brothers(Reg. TM) Aggregate Bond ("LBAB") Index. The LBAB Index is a

widely recognized, unmanaged index of publicly issued fixed-rate U.S.

government, investment grade, mortgage-backed and corporate debt securities.

Class S shares' performance has been adjusted to reflect the higher expenses of

Service 2 Class shares. The index does not reflect fees, brokerage commissions,

taxes or other expenses of investing. It is not possible to invest directly in the index.



                    AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                   1 YEAR     5 YEARS         10 YEARS

                                                         (OR LIFE OF CLASS)

SERVICE 2 CLASS RETURN .......  8.77%       4.90%        5.18%(1)

LBAB Index ...................  6.97%       4.42%        4.76%(3)

CLASS S RETURN (ADJUSTED) ....  8.80%       4.89%        3.65%(1)

LBAB Index ...................  6.97%       4.42%        5.90%(3)


(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.


(2)   PIMCO has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 the Portfolio had a different sub-adviser and different principal investment strategies.


(3)   The index return for the Service 2 Class shares is for the period beginning September 1, 2002. The index return for the Class S shares is for the period beginning August 1, 1998.

                                       74


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport

Beach, California 92660. As of December 31, 2007, PIMCO had over $746.3 billion in assets under management.


PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of

Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE")

is the indirect majority owner of AGI LP. Allianz SE is a European-based,

multinational insurance and financial services holding company.




NAME               POSITION AND RECENT BUSINESS EXPERIENCE

__________________ _____________________________________________________________________________________


William H. Gross   William H. Gross, portfolio manager, CFA, Managing Director and Chief Investment

                   Officer, was a founding partner of PIMCO in 1971. Mr. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and sets targets for various portfolio characteristics in accounts managed by PIMCO,

                   including for the Portfolio. Mr. Gross has over 30 years of investment experience.

                   He has managed the Portfolio since May 1, 2007.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       75


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with the preservation of capital and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities ("junk bonds") which may be represented by forwards or derivatives such as options,

futures contracts, or swap agreements rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating

Corporation, or Fitch Ratings, or if unrated, determined by the Sub-Adviser to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on the Sub-Adviser's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio also may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and

non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euros" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed"

securities and event-linked bonds, loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit,

fixed-time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions,

agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and

collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, including swaps. The Portfolio may also engage in short sales.


The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The

Portfolio may invest all of its assets in mortgage- or asset-backed securities.

The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs"

or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


                                       76


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk

                            Credit Derivatives Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                                Leveraging Risk

                                 Liquidity Risk


                                 Manager Risk


                            Market and Company Risk

                                 Maturity Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk

                            Portfolio Turnover Risk


                            Securities Lending Risk

                                Short Sales Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


                                       77


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S shares' (2005-2006) and Service 2 Class shares'

(2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999    2000    2001    2002    2003    2004    2005      2006    2007

                                                        4.20      8.79    2.84


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2006:     3.56%

  Worst:  1st Quarter   2005:    (1.26)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to those of two broad measures of market performance - the

Merrill Lynch U.S. High Yield, BB-B Rated 2%, Constrained ("Merrill Lynch U.S.

High Yield Constrained") Index and the Merrill Lynch U.S. High Yield BB-B Rated

Index ("Merrill Lynch U.S. High Yield Rated Index"). The Merrill Lynch U.S.

High Yield Constrained Index tracks the performance of BB- B rated U.S.

dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill

Lynch U.S. High Yield Rated Index is an unmanaged index of bonds rated BB and B by Moody's or Standard & Poor's. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                                 AVERAGE ANNUAL TOTAL RETURNS(1)

                            (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                         1 YEAR          5 YEARS         10 YEARS

                                                                    (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN .............................  2.84%         2.82%(1)              N/A

Merrill Lynch U.S. High Yield Constrained Index ....  3.21%         3.21%(2)              N/A

Merrill Lynch U.S. High Yield Rated Index ..........  2.68%         2.68%(2)              N/A

CLASS S RETURN (ADJUSTED) ..........................  2.71%         6.81%(1)              N/A

Merrill Lynch U.S. High Yield Constrained Index ....  3.21%         6.55%(2)              N/A

Merrill Lynch U.S. High Yield Rated Index ..........  2.68%         6.78%(2)              N/A





(1)   Service 2 Class shares commenced operations on December 29, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.


(2)   The index return for Service 2 Class shares is for the period beginning

      January 1, 2007. The index return for Class S shares is for the period beginning May 1, 2004.

                                       78


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport

Beach, California 92660. As of December 31, 2007, PIMCO had over $746.3 billion in assets under management.


PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of

Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE")

is the indirect majority owner of AGI LP. Allianz SE is a European-based,

multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the

Portfolio:





NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ ___________________________________________________________________________________


Mark T. Hudoff   Mr. Hudoff is an Executive Vice President and portfolio manager in the high-yield area. Mr. Hudoff joined PIMCO in 1996, previously having been associated with Bank

                 Credit Analyst Research Group where he worked as a fixed-income strategist. He has over 20 years of investment experience. Mr. Hudoff has managed the Portfolio since May 2007.





The Statement of Additional Information provides additional information about the portfolios manger's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.


                                       79


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIONEER EQUITY INCOME PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Normally, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The income-producing equity securities in which the Portfolio may invest include common stocks, preferred stocks, equity-based exchange-traded funds ("ETFs")

and equity interests in real estate investment trusts ("REITs"). The

Sub-Adviser may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S.

government issuers. The Portfolio will not invest more than 5% of its total assets in the securities of emerging market issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks.


Generally, the Portfolio acquires debt securities that are investment grade,

but the Portfolio may invest up to 10% of its net assets in below investment grade debt securities, including convertible debt securities.

The Sub-Adviser uses a value approach to select the Portfolio's investments.

Using this investment style, the Sub-Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The

Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. In making these assessments, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations,

employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge,

experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

o  favorable expected returns relative to perceived risk;

o  management with demonstrated ability and commitment to the company;

o  low market valuations relative to earnings forecast, book value, cash flow and sales; and

o  good prospects for dividend growth.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                                  Credit Risk

                              Debt Securities Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                                       80


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Foreign Securities Risk

                  High-Yield, Lower Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk


                                  Manager Risk


                           Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk

                        Other Investment Companies Risk

                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE


Since the Portfolio commenced operations on May 11, 2007, and therefore does not have a full calendar year of operations as of December 31, 2007, annual performance information is not provided. However, performance of a similarly managed fund is presented in the section of this Prospectus entitled

"Performance of Similarly Managed Mutual Funds."


MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A.,

one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2007,

assets under management were approximately $312 billion worldwide, including over $78 billion in assets under management by Pioneer.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                    POSITION AND RECENT BUSINESS EXPERIENCE

_______________________ _____________________________________________________________________________________


John A. Carey           Mr. Carey, portfolio manager, has managed the Portfolio since November 2006. Mr.

                        Carey is an Executive Vice President and Portfolio Manager at Pioneer. Mr. Carey

                        joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.   Mr. Hunnewell, associate portfolio manager, has managed the Portfolio since November

                        2006. Mr. Hunnewell, a Vice President-Portfolio Manager of Pioneer, joined Pioneer as a Vice President-Assistant Portfolio Manager in August 2001 and has been an investment professional since 1985.



Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                      81


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S.

issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds ("ETFs") that invest primarily in equity securities,

equity interests in real estate investment trust ("REITs"), depositary receipts, warrants, rights and preferred stocks. The Portfolio may invest up to

20% in REITs.

The Portfolio may also invest up to 20% of its total assets in foreign issuers.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser uses a value approach to select the Portfolio's investments.

Using this investment style, the Portfolio seeks securities believed by the

Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge,

experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

o  favorable expected returns relative to perceived risk;

o  above average potential for earnings and revenue growth;

o  low market valuations relative to earnings forecast, book value, cash flow and sales; and

o  a sustainable competitive advantage, such as a brand name, customer base,

   proprietary technology or economies of scale.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                                       82


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                        Other Investment Companies Risk

                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S shares' (2006) and Service 2 Class shares'

(2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999    2000    2001    2002    2003    2004    2005    2006       2007

                                                                16.58      4.66


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2007:     6.04%

  Worst:  4th Quarter   2007:    (4.54)%


                                       83


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Standard & Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)")

Index. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the

United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                      AVERAGE ANNUAL TOTAL RETURNS(1)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                   1 YEAR          5 YEARS         10 YEARS

                                              (OR LIFE OF CLASS)

SERVICE 2 CLASS RETURN .......  4.66%          4.64%(1)             N/A

S&P 500(Reg. TM) Index .......  5.49%          5.49%(2)             N/A

CLASS S RETURN (ADJUSTED) ....  4.89%         11.35%(1)             N/A

S&P 500(Reg. TM) Index .......  5.49%         11.44%(2)             N/A



(1)   Service 2 Class shares commenced operations on December 29, 2006. Class S shares commenced operations on May 3, 2005. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.


(2)   The index return for Service 2 Class shares is for the period beginning

      January 1, 2007. The index return for Class S shares is for the period beginning May 1, 2005.

MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A.,

one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2007,

assets under management were approximately $312 billion worldwide, including over $78 billion in assets under management by Pioneer.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                    POSITION AND RECENT BUSINESS EXPERIENCE

_______________________ ____________________________________________________________________________________


John A. Carey           Mr. Carey, portfolio manager, has managed the Portfolio since April 2005. Mr. Carey is an Executive Vice President and Portfolio Manager at Pioneer. Mr. Carey joined

                        Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.   Mr. Hunnewell, associate portfolio manager, has managed the Portfolio since April

                        2005. Mr. Hunnewell, a Vice President-Portfolio Manager of Pioneer, joined Pioneer as a Vice President-Assistant Portfolio Manager in August 2001 and has been an investment professional since 1985.



Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment

Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       84


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-size companies. The

Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines mid-size companies as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company within the Russell Midcap(Reg. TM) Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap(Reg.

TM) Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap(Reg. TM) Value

Index measures the performance of U.S. mid-cap value stocks. The size of the companies in the index changes with market conditions and the composition of the index. The equity securities in which the Portfolio invests are common stocks, preferred stocks, depositary receipts, convertible debt and equity interests in real estate investment trusts ("REITs").


The Portfolio may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser uses a value approach to select the Portfolio's investments.

Using this investment style, the Portfolio seeks securities believed by the

Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, as well as an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

o  favorable expected returns relative to perceived risk;

o  management with demonstrated ability and commitment to the company;

o  low market valuations relative to earnings forecast, book value, cash flow and sales;

o  turnaround potential for companies that have been through difficult periods;

o  estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

o  issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                       85


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                              Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."

                                       86


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S shares' (2006) and Service 2 Class shares'

(2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


                          YEAR-BY-YEAR TOTAL RETURN(1)

                       (FOR THE PERIOD ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]


1998    1999    2000    2001    2002    2003    2004    2005    2006       2007

                                                                12.19      5.25


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2007:     8.18%

  Worst:  4th Quarter   2007:    (5.47)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(Reg. TM) Value Index.

The Russell Midcap(Reg. TM) Value Index measures the performance of those

Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(Reg. TM) Value

Index. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                              1 YEAR           5 YEARS         10 YEARS

                                                          (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN .................    5.25%          5.22%(1)             N/A

Russell Midcap(Reg. TM) Value Index ....   (1.42)%        (1.42)%(2)            N/A

CLASS S RETURN (ADJUSTED) ..............    5.37%         29.75%(1)             N/A

Russell Midcap(Reg. TM) Value Index ....   (1.42)%        12.24%(2)             N/A




(1)   Service 2 Class shares commenced operations on December 29, 2006. Class S shares commenced operations on April 29, 2005.

(2)   The index return for Service 2 Class shares is for the period beginning

      January 1, 2007. The index return for Class S shares is for the period beginning May 1, 2005.

                                       87


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A.,

one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2007,

assets under management were approximately $312 billion worldwide, including over $78 billion in assets under management by Pioneer.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME               POSITION AND RECENT BUSINESS EXPERIENCE

__________________ _______________________________________________________________________________________


Timothy Horan      Mr. Horan, assistant portfolio manager, has managed the Portfolio since May 2006.

                   He joined Pioneer in 2005 as an assistant portfolio manager. Prior to joining Pioneer,

                   Mr. Horan was employed as an analyst at Boston Partners from 2004 to 2005 and at

                   State Street Research from 1998 to 2004.

J. Rodman Wright   Mr. Wright, portfolio manager, has managed the Portfolio since April 2005. Mr. Wright is a Senior Vice President of Pioneer. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.



Messrs. Wright and Horan are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment

Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       88


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING STOCK INDEX PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the

Standard & Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index

or equity securities of companies that are representative of the S&P 500(Reg.

TM) Index (including derivatives). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio invests principally in common stock and employs a "passive management" approach designed to track the performance of the S&P 500(Reg. TM)

Index, which is denominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the S&P 500(Reg. TM)

Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.

Under certain circumstances, the Portfolio may not hold all of the same securities as the S&P 500(Reg. TM) Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the S&P 500(Reg. TM) Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the S&P 500(Reg. TM) Index,

the Portfolio does not always perform exactly like its target index. Unlike the

S&P 500(Reg. TM) Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the S&P

500(Reg. TM) Index.

In the event that the Portfolio's market value is $50 million or less, in order to replicate investment in stocks listed on the S&P 500(Reg. TM) Index, the

Sub-Adviser may invest the entire amount of the Portfolio's assets in S&P

500(Reg. TM) Index futures, in exchange-traded funds ("ETFs"), or in a combination of S&P 500(Reg. TM) Index futures and ETFs, subject to any limitation on the Portfolio's investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Derivatives Risk

                             Equity Securities Risk

                       Inability to Sell Securities Risk

                              Index Strategy Risk

                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                            Securities Lending Risk

                                       89


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Service 2 Class shares commenced operations on August 1, 2007 and,

therefore did not have a full year of performance, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the

Portfolio's Class I shares' performance from year to year. Class I shares'

performance has been adjusted to reflect the higher expenses of the Service 2

Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)


[GRAPHIC APPEARS HERE]



1998   1999   2000   2001   2002   2003   2004   2005      2006       2007

                                                 4.18      15.06      4.86




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2006:     6.54%

  Worst:  4th Quarter   2007:    (3.46)%


                                       90


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(Reg. TM)

Composite Stock Price ("S&P 500(Reg. TM)") Index. The S&P 500(Reg. TM) is an

unmanaged index that measures the performance of securities of approximately

500 of the largest companies in the United States. Class I shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)

                      (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                             1 YEAR          5 YEARS         10 YEARS

                                                        (OR LIFE OF CLASS)


CLASS I RETURN (ADJUSTED) ..............  4.86%          9.31%(1)             N/A

S&P 500(Reg. TM) Index .................  5.49%         10.03%(2)             N/A





(1)   Class I shares commenced operations on May 3, 2004. Class I shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and

      Service 2 Class shares have different expenses.


(2)   The index return is for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individuals are jointly responsible for the day-to-day management of the Portfolio:




NAME                  POSITION AND RECENT BUSINESS EXPERIENCE

_____________________ ________________________________________________________________________________________


Omar Aguilar, Ph.D.   Dr. Aguilar, portfolio manager, has managed the Portfolio since December 2005 and has co-managed the Portfolio since April 2007. Dr. Aguilar has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since

                      1999.

Vincent Costa         Vincent Costa, portfolio manager, has co-managed the Portfolio since April 2007.

                      Mr. Costa joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from

                      Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative

                      Investment strategies.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       91


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

SUB-ADVISER

ING Investment Management Advisors, B.V. ("IIMA")

INVESTMENT OBJECTIVE

Outperform the total return performance of the Morgan Stanley Capital

International Europe, Australasia and Far East(Reg. TM) ("MSCI EAFE(Reg. TM)")

Index, while maintaining a market level of risk. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the MSCI EAFE(Reg. TM) Index,

exchange-traded funds ("ETFs"), and derivatives (including futures and options)

whose economic returns are similar to the MSCI EAFE(Reg. TM) Index or its components. The Portfolio will provide shareholders with at least 60 days'

prior notice of any change in this investment policy. The MSCI EAFE(Reg. TM)

Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in

Europe, Australasia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.


The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE(Reg. TM) Index.


The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(Reg. TM) Index that it believes will outperform the MSCI EAFE(Reg. TM) Index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE(Reg. TM) Index. In determining stock weightings, the

Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(Reg. TM) Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between

300 and 400 of the stocks included in the MSCI EAFE(Reg. TM) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(Reg. TM) Index, the

Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE(Reg. TM) Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(Reg. TM) Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE(Reg. TM)

Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                              Index Strategy Risk

                             Investment Models Risk


                                  Manager Risk


                                       92


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S shares' (2006) and Service 2 Class shares'

(2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998    1999    2000    2001    2002    2003    2004    2005    2006       2007

                                                                24.80      7.98


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2006:     9.99%

  Worst:  4th Quarter   2007:    (3.48)%


                                       93


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Morgan Stanley Capital International Europe, Australasia and Far East(Reg. TM)

Index ("MSCI EAFE(Reg. TM) Index"). The MSCI EAFE(Reg. TM) Index is an

unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees,

brokerage commissions or other expenses of investing. Class S shares'

performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.



                      AVERAGE ANNUAL TOTAL RETURNS(1)

                 (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                   1 YEAR          5 YEARS         10 YEARS

                                              (OR LIFE OF CLASS)

SERVICE 2 CLASS RETURN .......   7.98%        13.90%(1)             N/A

MSCI EAFE(Reg. TM) Index .....  11.17%        18.51%(2)             N/A

CLASS S RETURN (ADJUSTED) ....   7.99%        17.75%(1)             N/A

MSCI EAFE(Reg. TM) Index .....  11.17%        20.38%(2)             N/A



(1)   Service 2 Class shares commenced operations on January 10, 2006. Class S shares commenced operations on July 29, 2005. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.


(2)   The index return for Service 2 Class shares is for the period beginning

      January 1, 2006. The index return for Class S shares is for the period beginning August 1, 2005.

MORE ON SUB-ADVISER


IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991).

It currently has its principal office in Prinses Beatrixlaan 15, 2595 AK The

Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep. IIMA is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The

Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over

$225 billion as of December 31, 2007.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ ______________________________________________________________________________________


Carl Ghielen    Mr. Ghielen, portfolio manager, has been co-manager of the Portfolio since July 2005.

                He is responsible for stock selection as well as coordinating efforts on behalf of

                IIMA and certain ING affiliates' international equity teams. Mr. Ghielen has over 16 years of investment experience. Prior to joining IIMA in 2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen   Mr. Jansen, Portfolio Manager, has been the co-manager of the Portfolio since July

                2005. He joined IIMA or its affiliates in 1997 as senior manager and has 27 years of investment experience. Prior to joining ING, Mr. Jansen was responsible for the U.S.

                equity and venture capital portfolios at a large corporate Dutch pension fund.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       94


--------------------------------------------------------------------------------

                          PORTFOLIO FEES AND EXPENSES

--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by the Service 2 Class shares of the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2007. Actual expenses paid by the Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable

Contract or Qualified Plan. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a

Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT).

Not Applicable.

                             SERVICE 2 CLASS SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)





                                                         DISTRIBUTION

                                                            (12B-1)

                                                              AND

                                           MANAGEMENT     SHAREHOLDER        OTHER

PORTFOLIO                                      FEE     SERVICES FEES(2)    EXPENSES

-----------------------------------------  ----------  ----------------  ------------


ING Disciplined Small Cap Value               0.55%          0.50%       0.13%(5)

ING Evergreen Health Sciences(7)              0.75%          0.50%       0.00%

ING Evergreen Omega(7)                        0.60%          0.50%       0.00%

ING Global Real Estate                        0.80%          0.50%       0.17%(5)

ING Global Resources(7)                       0.64%          0.50%       0.00%

ING International Growth Opportunities(7)     1.00%          0.50%       0.01%

ING Janus Contrarian(7)                       0.74%          0.50%       0.00%

ING JPMorgan Emerging Markets Equity(7)       1.25%          0.50%       0.00%

ING JPMorgan Small Cap Core Equity(7)         0.87%          0.50%       0.01%

ING JPMorgan Value Opportunities              0.40%          0.50%       0.14%(5)

ING Julius Baer Foreign(7)                    0.87%          0.50%       0.00%

ING Legg Mason Value(7)                       0.74%          0.50%       0.00%

ING Limited Maturity Bond(7)                  0.27%          0.50%       0.00%

ING Liquid Assets(7)                          0.27%          0.50%       0.01%

ING Marsico Growth(7)                         0.77%          0.50%       0.00%

ING Marsico International Opportunities       0.54%          0.50%       0.18%(5)

ING MFS Total Return(7)                       0.64%          0.50%       0.00%

ING MFS Utilities                             0.60%          0.50%       0.17%(5)

ING Oppenheimer Main Street(Reg. TM)(7)       0.64%          0.50%       0.00%

ING PIMCO Core Bond(7)                        0.57%          0.50%       0.00%

ING PIMCO High Yield(7)                       0.49%          0.50%       0.01%

ING Pioneer Equity Income                     0.65%          0.50%       0.13%(5)(11)

ING Pioneer Fund(7)                           0.73%          0.50%       0.01%

ING Pioneer Mid Cap Value(7)                  0.64%          0.50%       0.00%

ING Stock Index(7)                            0.26%          0.50%       0.00%

ING VP Index Plus International Equity        0.45%          0.50%       0.16%(5)


                                              ACQUIRED

                                             FUND FEES     TOTAL         WAIVERS,          NET

                                                AND      OPERATING    REIMBURSEMENTS,   OPERATING

PORTFOLIO                                   EXPENSES(3)  EXPENSES   AND RECOUPMENTS(4)   EXPENSES

-----------------------------------------  ------------  ---------  ------------------  ---------


ING Disciplined Small Cap Value              0.01%       1.19%(6)       (0.10)%          1.09%

ING Evergreen Health Sciences(7)             0.00%(8)    1.25%          (0.10)%          1.15%(9)

ING Evergreen Omega(7)                          N/A      1.10%          (0.10)%          1.00%(9)

ING Global Real Estate                       0.00%(8)    1.47%          (0.17)%          1.30%

ING Global Resources(7)                      0.00%(8)    1.14%          (0.10)%          1.04%

ING International Growth Opportunities(7)    0.00%(8)    1.51%          (0.10)%          1.41%

ING Janus Contrarian(7)                         N/A      1.24%          (0.10)%          1.14%(9)

ING JPMorgan Emerging Markets Equity(7)         N/A      1.75%          (0.10)%          1.65%

ING JPMorgan Small Cap Core Equity(7)           N/A      1.38%          (0.13)%(10)      1.25%

ING JPMorgan Value Opportunities                N/A      1.04%          (0.11)%          0.93%

ING Julius Baer Foreign(7)                   0.02%       1.39%(6)       (0.10)%(10)      1.29%

ING Legg Mason Value(7)                         N/A      1.24%          (0.10)%          1.14%(9)

ING Limited Maturity Bond(7)                 0.00%(8)    0.77%          (0.10)%          0.67%

ING Liquid Assets(7)                            N/A      0.78%          (0.10)%          0.68%

ING Marsico Growth(7)                           N/A      1.27%          (0.10)%          1.17%

ING Marsico International Opportunities         N/A      1.22%          (0.14)%          1.08%

ING MFS Total Return(7)                         N/A      1.14%          (0.10)%          1.04%(9)

ING MFS Utilities                               N/A      1.27%          (0.10)%          1.17%(9)

ING Oppenheimer Main Street(Reg. TM)(7)      0.00%(8)    1.14%          (0.10)%          1.04%

ING PIMCO Core Bond(7)                          N/A      1.07%          (0.11)%(10)      0.96%

ING PIMCO High Yield(7)                         N/A      1.00%          (0.10)%          0.90%

ING Pioneer Equity Income                       N/A      1.28%(11)      (0.19)%          1.09%

ING Pioneer Fund(7)                             N/A      1.24%          (0.15)%          1.09%

ING Pioneer Mid Cap Value(7)                    N/A      1.14%          (0.10)%          1.04%

ING Stock Index(7)                           0.00%(8)    0.76%          (0.10)%          0.66%

ING VP Index Plus International Equity       0.00%(8)    1.11%          (0.16)%          0.95%





(1)   This table shows the estimated operating expenses for Service 2 Class shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of ING Disciplined Small Cap Value Portfolio and ING Pioneer Equity Income Portfolio, these expenses are based on each

      Portfolio's actual operating expenses for Service 2 Class shares for its most recently completed fiscal year as adjusted for contractual changes,

      if any, and fee waivers to which DSL and ING Investments, as Advisers to the Portfolios, have agreed for each Portfolio for the current fiscal year. Because Service 2 Class shares of ING Disciplined Small Cap Value

      Portfolio had not commenced operations as of December 31, 2007, expenses are based on the Portfolio's actual operating expenses for Class I shares as adjusted for contractual changes, if any, and fee


                                       95


--------------------------------------------------------------------------------

                    PORTFOLIO FEES AND EXPENSES (continued)

--------------------------------------------------------------------------------


  waivers to which ING Investments has agreed. Because Service 2 Class shares of ING Pioneer Equity Income Portfolio had not commenced operations as of

  December 31, 2007, expenses are based on the Portfolio's actual operating expenses for Class I shares as adjusted for contractual changes, if any, and fee waivers to which DSL has agreed.



(2)   ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the distribution fee for Service 2 Class shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.


(3)   The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolios directly. These fees and expenses include each Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Operating Expenses.


(4)   DSL and ING Investments have entered into written expense limitation agreements with their respective Portfolios under which they will limit expenses of these Portfolios, excluding interest, taxes, brokerage,

      extraordinary expenses and Acquired Fund Fees and Expenses, if applicable, subject to possible recoupment by DSL or ING Investments within three years. The amount of these Portfolios' expenses be waived,

      reimbursed or recouped during the last fiscal year, or in the case of new portfolio are proposed to be waived or reimbursed in the ensuing fiscal year, is shown under the heading Waivers, Reimbursements, and

      Recoupments. The expense limitation agreements will continue through at least May 1, 2009, except for ING Pioneer Equity Income Portfolio and ING

      Pioneer Mid Cap Value Portfolio which will continue through at least May

      1, 2010. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL or ING Investments provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the Management Agreement. This amount also includes the 0.10% distribution (12b-1) fee waiver which footnote (2) explains in more detail. In addition, the expense limitation agreements may be terminated by the Trust upon at least 90 days' written notice to the applicable Portfolio's Adviser, DSL or ING Investments. Pursuant to a

      side agreement effective May 11, 2007, DSL has effected an expense limit for ING Pioneer Fund Portfolio through May 1, 2009. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it. Pursuant to a side agreement effective April 30, 2007, DSL has effected an expense limit for

      ING Janus Contrarian Portfolio through May 1, 2009. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it. For more information regarding expense limitation agreements or side agreements for these

      Portfolios, please see the Statement of Additional Information.



(5)   Pursuant to its administration agreement with the Trust, ING Funds

      Services, LLC receives an annual administration fee equal to 0.10% of ING

      Disciplined Small Cap Value, ING Global Real Estate, ING JPMorgan Value

      Opportunities, ING Marsico International Opportunities, ING MFS

      Utilities, ING Pioneer Equity Income and ING VP Index Plus International

      Equity Portfolios, average daily net assets, which is reflected in Other

      Expenses.



(6)   The Total Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial

      Highlights, which reflect the operating expenses of the Portfolio and do not include acquired fund fees and expenses.



(7)   The Management Agreement between the Trust and one of its Advisers, DSL,

      provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING

      Disciplined Small Cap Value, ING Global Real Estate, ING JPMorgan Value

      Opportunities, ING Marsico International Opportunities, ING MFS

      Utilities, ING Pioneer Equity Income and ING VP Index Plus International

      Equity Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial,

      administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.

      Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the

      Trustees and Officers Errors and Omissions Liability Insurance coverage,

      any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(8)   Amount represents less than 0.01% and is included in Other Expenses.



(9)   A portion of the brokerage commissions that that ING Evergreen Health

      Sciences, ING Evergreen Omega Portfolio, ING Janus Contrarian Portfolio,

      ING Legg Mason Value Portfolio, ING MFS Total Return Portfolio and ING

      MFS Utilities Portfolio pay is used to reduce each Portfolio's expenses.

      Including these reductions, the total Net Operating Expenses for each

      Portfolio for the year ended December 31, 2007 would have been 1.13%,

      0.99%, 1.12%, 1.13%, 1.03% and 1.14%, respectively. This arrangement can be discontinued at any time.



(10)  DSL has contractually agreed to waive a portion of the advisory fee for

      ING JPMorgan Small Cap Core Equity Portfolio, ING Julius Baer Foreign

      Portfolio and ING PIMCO Core Bond Portfolio. Based upon average net assets as of December 31, 2007 for ING JPMorgan SmallCap Core Equity

      Portfolio, the advisory fee waiver would equal (0.03)% and the waiver will continue through at least May 1, 2009. Based upon average net assets as of December 31, 2007 for ING Julius Baer Foreign Portfolio, the

      advisory fee waiver would be more than (0.005)% and the waiver will continue through at least May 1, 2009. Effective April 1, 2008, based upon average net assets as of February 29, 2008 for ING PIMCO Core Bond

      Portfolio, the advisory fee waiver would equal to (0.01)% and the waiver will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after such dates. These agreements will only renew if DSL elects to renew it.



(11)  Includes 0.01% of non-recurring offering expenses for ING Pioneer Equity

      Income Portfolio. Excluding this amount, Total Operating Expenses would have been 1.27%.


EXAMPLES. The Examples are intended to help you compare the cost of investing in Service 2 Class shares of the Portfolios with the cost of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses

                                       96

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                    PORTFOLIO FEES AND EXPENSES (continued)

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

and charges indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary. The Examples assume that you invest $10,000 in the

Service 2 Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Service 2

Class shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






PORTFOLIO(1)                                1 YEAR    3 YEARS    5 YEARS   10 YEARS


ING Disciplined Small Cap Value             $ 111     $  368     $  645    $  1,434

ING Evergreen Health Sciences               $ 117     $  387     $  677    $  1,502

ING Evergreen Omega                         $ 102     $  340     $  597    $  1,331

ING Global Real Estate                      $ 132     $  448     $  787    $  1,743

ING Global Resources                        $ 106     $  352     $  618    $  1,377

ING International Growth Opportunities      $ 144     $  467     $  814    $  1,793

ING Janus Contrarian                        $ 116     $  384     $  671    $  1,491

ING JPMorgan Emerging Markets Equity        $ 168     $  541     $  940    $  2,054

ING JPMorgan Small Cap Core Equity          $ 127     $  424     $  743    $  1,646

ING JPMorgan Value Opportunities            $  95     $  320     $  563    $  1,261

ING Julius Baer Foreign                     $ 131     $  430     $  751    $  1,660

ING Legg Mason Value                        $ 116     $  384     $  671    $  1,491

ING Limited Maturity Bond                   $  68     $  236     $  418    $    945

ING Liquid Assets                           $  69     $  239     $  423    $    957

ING Marsico Growth                          $ 119     $  393     $  687    $  1,525

ING Marsico International Opportunities     $ 110     $  373     $  657    $  1,465

ING MFS Total Return                        $ 106     $  352     $  618    $  1,377

ING MFS Utilities                           $ 119     $  393     $  687    $  1,525

ING Oppenheimer Main Street(Reg. TM)        $ 106     $  352     $  618    $  1,377

ING PIMCO Core Bond                         $  98     $  329     $  579    $  1,296

ING PIMCO High Yield                        $  92     $  308     $  543    $  1,216

ING Pioneer Equity Income                   $ 111     $  366     $  661    $  1,501

ING Pioneer Fund                            $ 111     $  379     $  667    $  1,487

ING Pioneer Mid Cap Value                   $ 106     $  342     $  608    $  1,368

ING Stock Index                             $  67     $  233     $  413    $    933

ING VP Index Plus International Equity      $  97     $  337     $  596    $  1,337




(1)   The Example numbers reflect the expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS

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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT

PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT

ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S

INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL

RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTION OF THE PORTFOLIOS"

SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL

PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF

INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ASSET ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING RISK. A Portfolio may borrow for temporary emergency purposes,

including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. A cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call,"

or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

COMMODITIES RISK. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand,

levels of domestic production and imported commodities, energy conservation,

domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing,

distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

CREDIT DERIVATIVES RISK. Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A

Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the

Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the

U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.


Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


                                       98

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                     SUMMARY OF PRINCIPAL RISKS (continued)

--------------------------------------------------------------------------------


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in depositary receipts,

including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts,

to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index.

Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio.

Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940

Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a

Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have,

negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to:

price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities.

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established

                                       99

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                     SUMMARY OF PRINCIPAL RISKS (continued)

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companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S.

investments for many reasons, including changes in currency exchange rates;

unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries;

foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying,

selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global

Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities

(commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.

These less liquid securities could include securities of small- and mid-sized

U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


INCOME RISK. A Portfolio's income may fall due to falling interest rates.

Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDEX STRATEGY RISK. Certain Portfolios uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the index performance may be affected by the

Portfolio's expenses, and the timing of purchases and redemptions of the

Portfolio's shares.

                                      100

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                     SUMMARY OF PRINCIPAL RISKS (continued)

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INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by market industry.


Initial Public Offerings ("IPO") Risk. IPOs may be more volatile than other securities. IPOS may have a magnified impact on a portfolio during the start-up phase when the Portfolio's assets base is relatively small. However, theres is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates.

When interest rates are rising, the prices of debt securities tend to fall.

When interest rates are falling, the prices of debt securities tend to rise.

Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS RISK. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a

Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The

Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition.

Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a

Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios

                                      101

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                     SUMMARY OF PRINCIPAL RISKS (continued)

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that invest principally in equity securities may temporarily invest in U.S.

government securities, high-quality corporate fixed-income securities,

mortgage-related and asset-backed securities or money market instruments.

Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Many sub-advisers of equity Portfolios employ styles that are characterized as

"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.

For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some

Portfolios that are characterized as growth or value can have greater volatility than other Portfolios managed by other managers in a growth or value style.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small-

and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger,

fully-valued companies. Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result,

stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions.

For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time.

Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely,

fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines,

more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a

Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline,

borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

                                      102

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                     SUMMARY OF PRINCIPAL RISKS (continued)

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NATURAL RESOURCES RISK. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental cost.

The production and marketing of natural resources may be affected by action and changes in governments.

OTHER INVESTMENT COMPANIES RISK. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and

Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's

Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial

Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds

("iShares"). The main risk of investing in other investment companies

(including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees,

administration fees and custodial fees) in addition to the expenses of the

Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii)

trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the

OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of a Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of a Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.

Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

REAL ESTATE INVESTMENT TRUSTS ("REITS") RISK. Investing in REITs may subject a

Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type.

These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

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RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A

Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector,

volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S.

government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a

Portfolio to the risk that it will be required to buy the security sold short

(also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a

Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.


SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies.

Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, a Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves,

political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International

Monetary Fund or other multilateral agencies. If a government entity defaults,

it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

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

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company.

Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage

Association. Other U.S. government securities are not direct obligations of the

U.S. Treasury, but rather are backed by the ability to borrow directly from the

U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S.

government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

UTILITIES INDUSTRY RISK. A Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies,

especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies'

diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on a Portfolio than on a fund with a more broadly diversified portfolio.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under the

Portfolio's principal investment strategies, is diversified, as defined in the

1940 Act. A diversified portfolio may not, as to 75% of its total assets,

invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio is non-fundamental. Investment policies are fundamental if so designated in this Prospectus or in the

Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the

Portfolio's name. For more information about these policies, please consult the

SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at

http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names,

investment objectives and principal investment strategies as those of the

Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern.

Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the

Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalent, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES


In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the

Portfolios (except for ING Disciplined Small Cap Value, ING Global Real Estate,

ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING

MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International

Equity Portfolios). DSL procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSL also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost


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for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses,

such as litigation or indemnification expenses.


The Trust pays a management fee to DSL and ING Investments for their services.

Out of this management fee, DSL and ING Investments in turn pay the sub-Advisers their respective Sub-advisory fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement,

under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING Disciplined Small Cap Value, ING Global Real

Estate, ING JPMorgan Value Opportunities, ING Marsico International

Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index

Plus International Equity Portfolios), including custodial, administrative,

transfer agency, portfolio accounting, auditing and ordinary legal expenses.

Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds

Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which

ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds

Services on behalf of ING Disciplined Small Cap Value, ING Global Real Estate,

ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING

MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International

Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSL and ING Disciplined Small Cap Value, ING Global Real Estate,

ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING

MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International

Equity Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the

Portfolios for compliance with applicable legal requirements and monitors the

Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the

principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed

Services, Inc. ("DSI"), the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory

Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public

Disclosure Hotline at 800-289-9999.


RULE 12B-1 DISTRIBUTION FEES.  The Trust has adopted a Rule 12b-1 Distribution

Plan (the "12b-1 Plan") for the Service 2 Class shares of each Portfolio. The

12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to ING Funds Distributor, as the Distributor, to pay or reimburse certain distribution-related expenses. ING Funds Distributor has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than

0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 Plan include, but are not limited to, the costs of the following:


(a)        printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b)        expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)        holding seminars and sales meetings designed to promote Trust shares;

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(d)        obtaining information and providing explanations to variable contract owners or other investors regarding a portfolio's investment objectives and policies and other information about the

           Trust and the portfolios including the performance of the

           portfolio's Service 2 Class shares;

(e)        training sales personnel regarding the Trust;

(f)        compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust;

           and

(g)        financing any other activity that the Trust's Board of Trustees

           ("Board") determines is primarily intended to result in the sale of the Portfolios' Service 2 Class shares.


SERVICE FEES.  The Trust has entered into a Shareholder Services Plan (the

"Plan") for the Service 2 Class shares of each Portfolio. The Plan allows DSL,

the Distributor, to use payments under the Plan for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Service 2 Class shares of the Portfolios. Services that may be provided under the Plan include, among other things, providing information about the Portfolios. Under the Plan, each Portfolio makes payments to DSL at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 Class shares.


HOW ING COMPENSATES ENTITIES OFFERING ITS PORTFOLIOS AS INVESTMENT OPTIONS IN

THEIR INVESTMENT PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the 12-1 Plan and Plan, the Portfolios' Adviser or Distributor

(collectively "ING"), out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies.

The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable

Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.


The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING

Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra

Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity

Company; ReliaStar Life Insurance Company; ReliaStar Company of New York;

Security Life of Denver; ING USA Annuity and Life Insurance Company and ING

Life Insurance Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates.

These methods do not impact the costs incurred when investing in one of the

Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in

Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable

Contracts and for services provided to Variable Contract owners. Neither the

Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS


Each Portfolio is available to serve as an investment option offered through

Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as

amended and the underlying U.S. Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to

Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified

Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the

Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent.

In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE")

(normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The

Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified

Plans, other investment companies or other permitted investors. Certain

Portfolios may not be available as investment options in your Variable

Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account,

investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Each Portfolio's shares may be purchased by other investment companies,

including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management.

For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Advisers and Sub-Advisers will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified

                                      109

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                          MORE INFORMATION (continued)

--------------------------------------------------------------------------------

Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios' administrator has agreements which require such intermediaries to provide detailed account information including trading history, upon request of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent,

short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a

Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each

Adviser or a Sub-Adviser to invest assets in an orderly, long-term manner.

Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios'

performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a

Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV,

investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing"

presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage,

stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a

Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI.

Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios'

website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The Portfolios' website is located at www.ingfunds.com.

                                      110

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                          MORE INFORMATION (continued)

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REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

                                      111


--------------------------------------------------------------------------------

                                NET ASSET VALUE

--------------------------------------------------------------------------------

The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days.

The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the

Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest,

approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the

Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

o  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

o  Securities of an issuer that has entered into a restructuring;

o  Securities whose trading has been halted or suspended;

o  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

o  Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each

Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the

Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios,

it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share,

although there may be circumstances under which this goal cannot be achieved.

The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio,

there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

                                      112


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                          MANAGEMENT OF THE PORTFOLIOS

--------------------------------------------------------------------------------

ADVISERS


DSL, a Delaware limited liability company, and ING Investments, an Arizona limited liability company, serve as the investment adviser to each of their respective Portfolios. DSL and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSL and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios. DSL and ING Investments are registered with the SEC as investment advisers and DSL is registered with the FINRA as a broker-dealer.


On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.


DSL and ING Investments are indirect, wholly-owned subsidiaries of ING Groep

N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in

Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed approximately $47.4 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody

Drive, West Chester, PA 19380. ING Investments began investment management in

April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona

85258. As of December 31, 2007, ING Investments had approximately $54 billion in registered investment company assets.

DSL and ING Investments has engaged one or more sub-advisers to provide day-to-day management of each Portfolio's portfolio. Some of these sub-advisers are affiliates of DSL and ING Investments, and some are independent.

DSL and ING Investments, subject to the supervision of the Board, each act as a

"manager-of-managers" for their respective Portfolios. DSL and ING Investments delegate to the sub-adviser of their respective Portfolios the responsibility for investment management, subject to DSL and ING Investment's oversight. DSL and ING Investments is responsible for monitoring the investment program and performance of the sub-advisers of their respective Portfolios. From time to time, DSL and ING Investments may also recommend the appointment of additional or replacement of non-affiliated sub-advisers to their respective Portfolios'

Board. It is not expected that DSL and ING Investments would normally recommend replacement of affiliated sub-advisers as part of their oversight responsibilities. The Portfolios and DSL and ING Investments have received exemptive relief from the SEC to permit DSL and ING Investments, with the approval of the Portfolios' Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, without submitting the contract to a vote, of the Portfolios'

shareholders. A Portfolio will notify shareholders of any change in the identity of a sub-adviser of a Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either DSL and ING Investments or the Portfolios' Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL and ING Investments may assume day-to-day investment management of the Portfolios.


                                      113


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                    MANAGEMENT OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ADVISORY FEES

DSL or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual advisory fee paid by each

Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:





                                                          ADVISORY FEES

PORTFOLIO                                   (AS A % OF AVERAGE DAILY NET ASSETS)


ING Disciplined Small Cap Value               0.55%

ING Evergreen Health Services                 0.75%

ING Evergreen Omega                           0.60%

ING Global Real Estate                        0.80%

ING Global Resources                          0.64%

ING International Growth Opportunities        1.00%

ING Janus Contrarian                          0.74%

ING JPMorgan Emerging Markets Equity          1.25%

ING JPMorgan Small Cap Core Equity            0.87%

ING JPMorgan Value Opportunities              0.40%

ING Julius Baer Foreign                       0.87%

ING Legg Mason Value                          0.74%

ING Limited Maturity Bond                     0.27%

ING Liquid Assets                             0.27%

ING Marsico Growth                            0.77%

ING Marsico International Opportunities       0.54%

ING MFS Total Return                          0.64%

ING MFS Utilities                             0.60%

ING Oppenheimer Main Street(Reg. TM)          0.64%

ING PIMCO Core Bond                           0.57%

ING PIMCO High Yield                          0.49%

ING Pioneer Equity Income(1)                  0.65%

ING Pioneer Fund                              0.73%

ING Pioneer Mid Cap Value                     0.64%

ING Stock Index                               0.26%

ING VP Index Plus International Equity        0.45%





(1)   Because the Portfolio had not had a full calendar year of operations as of December 31, 2007, the advisory fee for the Portfolio reflects the current contract rate.

For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios'

(except ING Pioneer Equity Income Portfolio) annual shareholder report dated

December 31, 2007. For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships for ING Pioneer

Equity Income Portfolio, please refer to the Portfolio's semi-annual shareholder report dated June 30, 2007.


                                      114


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                            TAXES AND DISTRIBUTIONS

--------------------------------------------------------------------------------

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain.

Each Portfolio also intends to comply with the diversification requirements of

Section 817(h) of the Code and the underlying regulations for Variable

Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

Since the sole shareholders of a Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF

YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS

FOR THE VARIABLE CONTRACT.

                                      115


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                 PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

--------------------------------------------------------------------------------


ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity

Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Marsico

International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Pioneer

Equity Income Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value

Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by IIMA, ING CRES, JPMorgan, Marsico, MFS or Pioneer.


While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable

Funds would be negatively impacted if the total operating expenses of the

Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each

Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT

REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE

INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD

REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE

STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE

INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE

PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each

Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable

Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable

Funds for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmarks.(1)





                                                                                                       10 YEARS

                                                                                                      (OR SINCE

                                                             1 YEAR       3 YEARS      5 YEARS        INCEPTION)


ING Global Real Estate Fund- Class A (IGLAX) .........  (6.87)%        14.27%       23.50%         20.79%(2)

(Comparable to ING Global Real Estate Portfolio)

S&P/Citigroup World Property Industry Index ..........  (7.23)%        14.31%       23.53%         20.32%(3)

ING Index Plus International Equity Fund - Class A       7.38%             -            -          15.12%(4)

  (IFIAX)

(Comparable to ING VP Index Plus International Equity

Portfolio)

MSCI EAFE(Reg. TM) Index .............................  11.17%         16.83%       21.59%          8.37%(5)

JPMorgan Emerging Markets Fund - Class A (JFAMX) .....  36.54%         32.78%       36.82%         30.70%(6)

(Comparable to ING JPMorgan Emerging Markets Equity

Portfolio)

MSCI Emerging Market IndexSM .........................  39.39%         35.15%       37.02%         32.24%(7)

JPMorgan Value Opportunities Fund - Class A (JVOAX) ..  (1.49)%         6.98%       13.72%          8.86%(8)

(Comparable to ING JPMorgan Value Opportunities

Portfolio)

Russell 1000(Reg. TM) Value Index ....................  (0.17)%         9.32%       14.63%         11.92%(9)

Marsico International Opportunities Fund (MIOFX) .....  20.47%         21.17%       24.13%         11.17%(10)




                                      116


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           PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS (continued)

--------------------------------------------------------------------------------





                                                                                                     10 YEARS

                                                                                                    (OR SINCE

                                                            1 YEAR      3 YEARS      5 YEARS       INCEPTION)


(Comparable to ING Marsico International

Opportunities Portfolio)

MSCI EAFE(Reg. TM) Index .............................   11.17%      16.83%       21.59%          6.20%(11)

MFS Utilities Fund - Class A (MMUFX) .................   27.58%      25.16%       28.19%         12.56%

(Comparable to ING MFS Utilities Portfolio)

S&P 500(Reg. TM) Utilities Index .....................   19.25%      19.02%       21.44%          7.75%

Merrill Lynch U.S. High Yield BB-B Rated Index .......    3.19%       5.25%        9.51%          5.55%

Pioneer Equity Income Fund - Class A (PEQIX) .........    0.07%       9.18%       13.35%          6.94%

(Comparable to ING Pioneer Equity Income Portfolio)

Pioneer Equity Income Portfolio VCT I ................    0.07%       9.18%       13.35%          6.94%

(Comparable to ING Pioneer Equity Income Portfolio)

Russell 1000(Reg. TM) Value Index ....................   (0.17)%      9.32%       14.63%         11.92%

Pioneer Fund - Class A (PIODX) .......................    4.70%       9.04%       12.51%          6.67%

(Comparable to ING Pioneer Fund Portfolio)

S&P 500(Reg. TM) Index ...............................    5.49%       8.62%       12.83%          5.91%

Pioneer Mid Cap Value Fund - Class A (PCGRX) .........    5.31%       8.40%       16.23%          9.54%

(Comparable to ING Pioneer Mid Cap Value Portfolio)

Russell Midcap(Reg. TM) Value Index ..................   (1.42)%     10.11%       17.92%         10.18%





(1)   The S&P/Citigroup World Property Industry is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities. The MSCI

      EAFE(Reg. TM) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The Russell

      1000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(Reg. TM) Utilities

      Index measures the performance of the utilities sector. The S&P 500(Reg.

      TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United

      States. The Russell Midcap(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The

      Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and B by Moody's or S&P.

(2)   Fund commenced operations on November 5, 2001.

(3)   Index return is for period beginning November 1, 2001.

(4)   Fund commenced operations on December 21, 2005.

(5)   Index return is for period beginning January 1, 2006.

(6)   Fund commenced operations on September 28, 2001.

(7)   Index return is for period beginning October 1, 2001.

(8)   Fund commenced operations on December 31, 2001.

(9)   Index return is for period beginning January 1, 2002.

(10)  Fund commenced operations on June 30, 2000.

(11)  Index return is for period beginning July 1, 2000.


                                      117


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                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's Service 2 Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. The information has been derived from the Portfolios' financial statements, which have been audited by

KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.


Because the Service 2 Class shares of ING Disciplined Small Cap Value Portfolio had not commenced operations as of December 31, 2007 (the Portfolio's fiscal year end), audited financial highlights are presented for Class I shares of the

Portfolio.

--------------------------------------------------------------------------------

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO





                                                                           CLASS I

                                                               ________________________________

                                                                 YEAR ENDED

                                                                DECEMBER 31,  APRIL 28, 2006(1)

                                                               _____________   TO DECEMBER 31,

                                                                    2007            2006

                                                               _____________ __________________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          10.97            10.00

Income (loss) from investment operations:

Net investment income                                    $          0.22*             0.11

Net realized and unrealized gain (loss) on investments   $         (1.75)             0.86

Total from investment operations                         $         (1.53)             0.97

Less distributions from:

Net investment income                                    $          0.04                -

Net realized gains on investments                        $          0.05                -

Total distributions                                      $          0.09                -

Net asset value, end of period                           $          9.35             10.97

TOTAL RETURN(2)                                          %        (14.09)             9.70

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $       191,824           61,423

Ratios to average net assets:

Expenses(3)(4)                                           %          0.68              0.75

Net investment income(3)(4)                              %          2.06              1.86

Portfolio turnover rate                                  %           173              163




--------------------------------------------------------------------------------

(1)   Commencement of operations.


(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


(3)   Annualized for periods less than one year.

(4)   The Adviser has agreed to limit expenses, (excluding interest, taxes,

      brokerage and extraordinary expenses) subject to possible recoupment by

      ING Investments, LLC within three years of being incurred.


*     Calculated using average number of shares outstanding throughout the period.


                                      118


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


ING EVERGREEN HEALTH SCIENCES PORTFOLIO






                                                                     SERVICE 2 CLASS

                                                               ___________________________

                                                                 YEAR ENDED   DECEMBER 29,

                                                                DECEMBER 31,   2006(1) TO

                                                               _____________  DECEMBER 31,

                                                                    2007          2006

                                                               _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $     12.17              12.17

Income (loss) from investment operations:

Net investment income (loss)                             $     0.00*, **         (0.00)*

Net realized and unrealized gain on investments and      $      1.00                 -

  foreign currency related transactions

Total from investment operations                         $      1.00             (0.00)*

Less distributions from:

Net investment income                                    $      0.04                 -

Net realized gains on investments                        $      0.46                 -

Total distributions                                      $      0.50                 -

Net asset value, end of period                           $     12.67              12.17

TOTAL RETURN(2)                                          %      8.38                 -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $        1                  1

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage     %      1.25               1.27

  commission recapture(3)

Net expenses after expense waiver and prior to           %      1.15               1.17

  brokerage commission recapture(3)(4)

Net expenses after expense waiver and brokerage          %      1.13               1.15

  commission recapture(3)(4)

Net investment income (loss) after expense waiver and    %      0.01             (1.15)

  brokerage commission recapture(3)(4)

Portfolio turnover rate                                  %       81                 37




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year are not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Amount is less than $0.005 or 0.500% more than $(0.005).

**    Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO





                                                                                   SERVICE 2 CLASS

                                                               ________________________________________________________

                                                                     YEAR ENDED DECEMBER 31,         MAY 13, 2004(1) TO

                                                               ____________________________________     DECEMBER 31,

                                                                   2007         2006        2005            2004

                                                               ____________ ___________ ___________ ___________________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $       11.52          10.93       10.53            10.00

Income (loss) from investment operations:

Net investment income (loss)                             $     0.00*, **       (0.01)      (0.03)             0.02

Net realized and unrealized gain on investments          $       1.33            0.60        0.43             0.56

Total from investment operations                         $       1.33            0.59        0.40             0.58

Less distributions from:

Net investment income                                    $         -               -           -              0.05

Net realized gains on investments                        $       0.11              -           -                -

Total distributions                                      $       0.11              -           -              0.05

Net asset value, end of period                           $      12.74           11.52       10.93            10.53

TOTAL RETURN(2)                                          %      11.52            5.40        3.80             5.77

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $     1,301           1,331         961              317

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage     %       1.10            1.10        1.10             1.00

  commission recapture(3)

Net expenses after expense waiver and prior to           %       1.00            1.00        1.00             1.00

  brokerage commission recapture(3)(4)

Net expense after expense waiver and brokerage           %       0.99            0.98        1.00             1.00

  commission recapture(3)(4)

Net investment income (loss) after expense waiver and

brokerage commission

recapture(3)(4)                                           %       0.02          (0.08)      (0.37)             0.49

Portfolio turnover rate                                  %        30             123         140               87




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year are not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Amount is less than $0.005.

**    Calculated using average number of shares outstanding throughout the period.


                                      119


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING GLOBAL REAL ESTATE PORTFOLIO





                                                                      SERVICE 2 CLASS

                                                               ______________________________

                                                                 YEAR ENDED

                                                                DECEMBER 31,  MAY 3, 2006(1)

                                                               _____________  TO DECEMBER 31,

                                                                    2007           2006

                                                               _____________ ________________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $         13.45           11.05

Income (loss) from investment operations:

Net investment income                                    $          0.14*           0.08*

Net realized and unrealized gain (loss) on               $         (1.13)           2.60

  investments and foreign currency related transactions

Total from investment operations                         $         (0.99)           2.68

Less distributions from:

Net investment income                                    $          0.29            0.18

Net realized gains on investments                        $          0.01            0.10

Return of capital                                        $          0.04               -

Total distributions                                      $          0.34            0.28

Net asset value, end of period                           $         12.12           13.45

TOTAL RETURN(2)                                          %         (7.39)          24.25

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $         2,736           1,807

Ratios to average net assets:

Gross expenses prior to expense waiver(3)                %          1.47            1.58

Net expenses after expense waiver(3)(4)(5)               %          1.30            1.32

Net investment income after expense waiver(3)(4)(5)      %          1.04            1.02

Portfolio turnover rate                                  %            58              37




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



(5)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO





                                                                                      SERVICE 2 CLASS

                                                               ______________________________________________________________

                                                                                  YEAR ENDED DECEMBER 31,

                                                               ______________________________________________________________

                                                                   2007         2006         2005         2004        2003

                                                               ___________  ___________  ___________  ___________  __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                    $            21.63       20.28         15.68       14.90         9.82

Income from investment operations:

Net investment income                                 $             0.20        0.02*         0.09        0.20*        0.12

Net realized and unrealized gain on investments and

foreign currency related

transactions                                           $             6.67        4.16          5.55        0.72         5.00

Total from investment operations                      $             6.87        4.18          5.64        0.92         5.12

Less distributions from:

Net investment income                                 $               -         0.02          0.14        0.14         0.04

Net realized gains on investments                     $             2.49        2.81          0.90           -           -

Total distributions                                   $             2.49        2.83          1.04        0.14         0.04

Net asset value, end of year                          $            26.01       21.63         20.28       15.68        14.90

TOTAL RETURN(1)                                         %          33.09       21.19         37.54        6.23        52.12

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                       $          41,174       31,793       22,548       10,141       3,075

Ratios to average net assets:

Gross expenses before expense waiver                  $             1.14        1.15          1.15        1.07         1.09

Net expenses after expense waiver(2)                    %          1.04+        1.05          1.05        1.07         1.09

Net investment income after expense waiver(2)           %          0.85+        0.08          0.85        1.40         1.89

Portfolio turnover rate                                 %           166          159          334          176         117




--------------------------------------------------------------------------------


(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.



(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the year.

+     Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.


                                      120


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO





                                                                                      SERVICE 2 CLASS

                                                               _____________________________________________________________

                                                                                  YEAR ENDED DECEMBER 31,

                                                               _____________________________________________________________

                                                                   2007         2006         2005        2004        2003

                                                               ___________  ___________  ___________  __________  __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                    $            10.70       10.42        10.25         8.89        6.90

Income from investment operations:

Net investment income                                 $             0.06        0.10*        0.11         0.07        0.05

Net realized and unrealized gain on investments and

foreign currency related

transactions                                           $             1.79        1.91         0.83         1.39        1.96

Total from investment operations                      $             1.85        2.01         0.94         1.46        2.01

Less distributions from:

Net investment income                                 $             0.12        0.17         0.25         0.10        0.02

Net realized gains on investments                     $             2.12        1.56         0.52           -           -

Total distributions                                   $             2.24        1.73         0.77         0.10        0.02

Net asset value, end of year                          $            10.31       10.70        10.42        10.25        8.89

TOTAL RETURN(1)                                         %          18.30       21.44        10.30        16.47       29.07

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                       $          10,821       10,451        10.096      9,103       4,990

Ratios to average net assets:

Gross expenses prior to expense waiver                  %           1.51        1.52         1.51         1.41        1.41

Net expenses after expense waiver(2)                    %          1.41+        1.42         1.41         1.41        1.41

Net investment income after expense waiver(2)           %          0.49+        0.95         1.11         0.94        0.71

Portfolio turnover rate                                 %           135          148          123          87         116




--------------------------------------------------------------------------------


(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.



(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets distributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Calculated using average number of shares outstanding throughout the year.

+     Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.


--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO





                                                                                        SERVICE 2 CLASS

                                                                 _____________________________________________________________

                                                                                    YEAR ENDED DECEMBER 31,

                                                                 _____________________________________________________________

                                                                     2007         2006         2005        2004        2003

                                                                 ___________  ___________  ___________  __________  __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $            14.81        12.66       10.98         9.39        6.25

Income (loss) from investment operations:

Net investment income (loss)                            $             0.02         0.05        0.02*      (0.02)      (0.04)

Net realized and unrealized gain on investments,

foreign currency related

transactions and written options                         $             3.05         2.73        1.67         1.61        3.18

Total from investment operations                        $             3.07         2.78        1.69         1.59        3.14

Less distributions from:

Net investment income                                   $               -          0.05        0.01           -           -

Net realized gains on investments                       $             0.30         0.58           -           -           -

Total distributions                                     $             0.30         0.63        0.01           -           -

Net asset value, end of year                            $            17.58        14.81       12.66        10.98        9.39

TOTAL RETURN(1)                                           %          20.81        22.81       15.39        16.93       50.24

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $          39,409        7,238        3,756       2,178         802

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage      %           1.24         1.28        1.30         1.21        1.26

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(2)                                               %           1.14         1.18        1.20         1.21        1.26

Net expenses after expense waiver and brokerage           %           1.12         1.18        1.20         1.20        1.23

  commission recapture(2)

Net investment income (loss) after expense waiver and

brokerage commission

recapture(2)                                               %           0.19         0.37        0.22       (0.07)      (0.76)

Portfolio turnover rate                                   %           112           34           47          33          43




--------------------------------------------------------------------------------


(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.



(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the year.


                                      121


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO





                                                                                       SERVICE 2 CLASS

                                                                _____________________________________________________________

                                                                                   YEAR ENDED DECEMBER 31,

                                                                _____________________________________________________________

                                                                    2007         2006       2005(1)       2004        2003

                                                                ___________  ___________  ___________  __________  __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                     $            19.45       14.58        10.85         9.26        6.34

Income from investment operations:

Net investment income                                  $             0.08        0.08*        0.09*        0.02       0.05*

Net realized and unrealized gain on investments and

foreign currency related

transactions                                            $             7.32        5.06         3.65         1.62       2.88

Total from investment operations                       $             7.40        5.14         3.74         1.64       2.93

Less distributions from:

Net investment income                                  $             0.21        0.08         0.01         0.05       0.01

Net realized gains on investments                      $             0.05        0.19            -           -           -

Total distributions                                    $             0.26        0.27         0.01         0.05       0.01

Net asset value, end of year                           $            26.59       19.45        14.58        10.85       9.26

TOTAL RETURN(2)                                          %          38.29       35.68        34.51        17.68      46.25

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                        $          47,835       35,282       19,785       7,223       1,955

Ratios to average net assets

Gross expenses prior to expense waiver and brokerage     %           1.75        1.76         1.75         1.69       1.92

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(3)                                              %           1.65        1.66         1.65         1.69       1.92

Net expenses after expense waiver and brokerage          %           1.65        1.66         1.65         1.69       1.92

  commission recapture(3)

Net investment income after expense waiver and

brokerage commission

recapture(3)                                              %           0.34        0.50         0.74         0.40       0.91

Portfolio turnover rate                                  %            15            5           85         166          95




--------------------------------------------------------------------------------

(1)   Since April 29, 2005, J.P. Morgan Investment Management Inc. has served as Sub-Adviser for the ING JPMorgan Emerging Markets Equity Portfolio.

      Prior to that date, a different firm served as Sub-Adviser.


(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.



(3)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the year.


--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO





                                                                                       SERVICE 2 CLASS

                                                              _________________________________________________________________

                                                                                   YEAR ENDED DECEMBER 31,

                                                              _________________________________________________________________

                                                                  2007        2006         2005         2004          2003

                                                              ___________ ___________ _____________ ___________ _______________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $         14.13       12.44        13.32        10.60          7.92

Income (loss) from investment operations:

Net investment income (loss)                            $          0.06        0.01       (0.00)*      (0.03)        (0.06)**

Net realized and unrealized gain (loss) on investments  $        (0.24)        2.01         0.43         2.76          2.74

Total from investment operations                        $        (0.18)        2.02         0.43         2.73          2.68

Less distributions from:

Net realized gains on investments                       $          0.79        0.33         1.31         0.01            -

Total distributions                                     $          0.79        0.33         1.31         0.01            -

Net asset value, end of year                            $         13.16       14.13        12.44        13.32         10.60

TOTAL RETURN(1)                                         %        (1.90)       16.48         3.55        25.79         33.84

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $       50,954      54,106       45,413       32,605        11,044

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %          1.38        1.38         1.39         1.30          1.30

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(2)                                             %          1.25        1.26         1.29         1.30          1.30

Net expenses after expense waiver and brokerage         %          1.25        1.26         1.28         1.30          1.29

  commission recapture(2)

Net investment income (loss) after expense waiver and

brokerage commission

recapture(2)                                             %          0.41        0.09       (0.01)       (0.42)        (0.70)

Portfolio turnover rate                                 %           47          43           57          147            35




--------------------------------------------------------------------------------


(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.



(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Amount is more than $(0.005).



**    Calculated using average number of shares outstanding throughout the year.


                                      122


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO





                                                                            SERVICE 2 CLASS

                                                                _______________________________________

                                                                       YEAR ENDED             MAY 4,

                                                                      DECEMBER 31,          2005(1) TO

                                                                ________________________   DECEMBER 31,

                                                                    2007         2006          2005

                                                                ___________  ___________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          12.63       10.73         10.17

Income (loss) from investment operations:

Net investment income                                    $           0.17        0.18*         0.10*

Net realized and unrealized gain (loss) on investments   $         (0.25)        1.93          0.46

Total from investment operations                         $         (0.08)        2.11          0.56

Less distributions from:

Net investment income                                    $           0.16        0.07             -

Net realized gains on investments                        $           0.72        0.14             -

Total distributions                                      $           0.88        0.21             -

Net asset value, end of period                           $          11.67       12.63         10.73

TOTAL RETURN(2)                                          %         (1.29)       19.94          5.51

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $         1,673        1,711         1,175

Ratios to average net assets:

Gross expenses prior to expense waiver(3)                %           1.04        1.05          1.03

Net expenses after expense waiver(3)(4)(5)               %           0.93        0.93          0.93

Net investment income after expense waiver(3)(4)(5)      %           1.39        1.57          1.45

Portfolio turnover rate                                  %            84           90            48




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



(5)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO





                                                                                     SERVICE 2 CLASS

                                                             ________________________________________________________________

                                                                                  YEAR ENDED DECEMBER 31

                                                             ________________________________________________________________

                                                                 2007         2006          2005          2004       2003(1)

                                                             ___________ _____________ _____________ _____________ __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                     $         16.83       13.04         12.22         10.43         8.30

Income from investment operations:

Net investment income                                  $          0.17        0.13*         0.08*         0.05         0.03

Net realized and unrealized gain on investments and

foreign currency related

transactions                                            $          2.53        3.66          1.76          1.81         2.51

Total from investment operations                       $          2.70        3.79          1.84          1.86         2.54

Less distributions from:

Net investment income                                  $            -            -          0.00**        0.00**       0.06

Net realized gains on investments                      $          1.21        0.00**        1.02          0.07         0.35

Total distributions                                    $          1.21        0.00**        1.02          0.07         0.41

Net asset value, end of year                           $         18.32       16.83         13.04         12.22        10.43

TOTAL RETURN(2)                                        %         16.23       29.08         15.13         17.86        30.79

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                        $       83,194       73,497        40,914        20,429       2,555

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage   %          1.37        1.39          1.42          1.36         1.40

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(3)                                            %          1.27        1.29          1.32          1.36         1.40

Net expenses after expense waiver and brokerage        %          1.27        1.28          1.32          1.36         1.40

  commission recapture(3)

Net investment income after expense waiver and

brokerage commission

recapture(3)                                            %          0.96        0.90          0.62          0.22         0.33

Portfolio turnover rate                                %           77           62            92           104         183




--------------------------------------------------------------------------------

(1)   Since September 2, 2003, Julius Baer Investment Management has served as the Sub-Adviser for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Sub-Adviser.


(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.



(3)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the year.


**    Amount is less than $0.005.

                                      123


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO





                                                                                         SERVICE 2 CLASS

                                                                 ________________________________________________________________

                                                                                     YEAR ENDED DECEMBER 31,

                                                                 ________________________________________________________________

                                                                     2007         2006          2005          2004        2003

                                                                 ___________  ___________  _____________  ___________  __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $            11.21        10.58         10.02          8.83        7.22

Income (loss) from investment operations:

Net investment income (loss)                            $           (0.03)       (0.04)        (0.03)*       (0.02)        0.01

Net realized and unrealized gain (loss) on

investments and foreign currency

related transactions                                     $           (0.64)         0.70          0.61          1.23        1.60

Total from investment operations                        $           (0.67)         0.66          0.58          1.21        1.61

Less distributions from:

Net investment income                                   $               -            -             -           0.02          -

Net realized gains on investments                       $             0.14         0.03          0.02            -           -

Total distributions                                     $             0.14         0.03          0.02          0.02          -

Net asset value, end of year                            $            10.40        11.21         10.58         10.02        8.83

TOTAL RETURN(1)                                           %         (6.12)         6.32          5.80         13.66       22.30

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $          25,455       30,028        27,154        13,927       7,175

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage      %           1.24         1.28          1.29          1.21        1.25

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(2)                                               %           1.14         1.18          1.19          1.21        1.25

Net expenses after expense waiver and brokerage           %           1.13         1.17          1.19          1.21        1.21

  commission recapture(2)

Net investment income (loss) after expense waiver and

brokerage commission

recapture(2)                                               %         (0.27)       (0.34)        (0.35)        (0.23)        0.16

Portfolio turnover rate                                   %            28           11            11            95          38




--------------------------------------------------------------------------------


(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.



(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the year.


--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO





                                                                   SERVICE 2 CLASS

                                                             ___________________________

                                                               YEAR ENDED    APRIL 28,

                                                              DECEMBER 31,   2006(1) TO

                                                             _____________  DECEMBER 31,

                                                                 2007          2006

                                                             _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $          10.70         10.80

Income from investment operations:

Net investment income                                  $           0.47          0.30*

Net realized and unrealized gain on investments and    $           0.14          0.02

  futures

Total from investment operations                       $           0.61          0.32

Less distributions from:

Net investment income                                  $           0.23          0.42

Total distributions                                    $           0.23          0.42

Net asset value, end of period                         $          11.08         10.70

TOTAL RETURN(2)                                        %           5.74          3.06

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $             1              1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)              %           0.77          0.78

Net expenses after expense waiver(3)(4)                %          0.67+         0.68 +

Net investment income after expense waiver(3)(4)       %          4.42+         4.16 +

Portfolio turnover rate                                %           439            352




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Calculated using average number of shares outstanding throughout the period.

+     Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.


                                      124


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO





                                                                                  SERVICE 2 CLASS

                                                        ____________________________________________________________________

                                                                              YEAR ENDED DECEMBER 31,

                                                        ____________________________________________________________________

                                                            2007        2006         2005           2004           2003

                                                        ___________ ___________ ______________ ______________ ______________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                $         1.00        1.00          1.00           1.00           1.00

Income (loss) from investment operations:

Net investment income                             $         0.047       0.045         0.026          0.008          0.006

Net realized and unrealized loss on investments   $            -           -        (0.000)*       (0.000)*       (0.000)*

Total from investment operations                  $         0.047       0.045         0.026          0.008          0.006

Less distributions from:

Net investment income                             $         0.047       0.045         0.026          0.008          0.006

Total distributions                               $         0.047       0.045         0.026          0.008          0.006

Net asset value, end of year                      $         1.00        1.00          1.00           1.00           1.00

TOTAL RETURN(1)                                   %         4.80        4.51          2.63           0.77           0.60

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                   $       55,304      20,509        12,828         10,124          5,235

Ratios to average net assets:

Gross expenses prior to expense waiver            %         0.78        0.79          0.79           0.69           0.68

Net expenses after expense waiver(2)              %         0.68        0.69          0.69           0.69           0.68

Net investment income after expense waiver(2)     %         4.70        4.48          2.61           0.84           0.55




--------------------------------------------------------------------------------


(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.



(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Amount is more than $(0.0005).


--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO





                                                                                         SERVICE 2 CLASS

                                                                 ________________________________________________________________

                                                                                     YEAR ENDED DECEMBER 31,

                                                                 ________________________________________________________________

                                                                     2007         2006          2005          2004        2003

                                                                 ___________  ___________  _____________  ___________  __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $            16.48        15.73         14.47         12.88        9.71

Income (loss) from investment operations:

Net investment income (loss)                            $             0.09       (0.02)        (0.03)*       (0.01)      (0.04)

Net realized and unrealized gain on investments and

foreign currency related

transactions                                             $             2.22         0.77          1.29          1.60        3.21

Total from investment operations                        $             2.31         0.75          1.26          1.59        3.17

Net asset value, end of year                            $            18.79        16.48         15.73         14.47       12.88

TOTAL RETURN(1)                                           %          14.02         4.77          8.71         12.34       32.65

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $          26,473       24,805        22,551        15,096       8,268

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage      %           1.27         1.27          1.26          1.18        1.19

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(2)                                               %           1.17         1.17          1.16          1.15        1.17

Net expenses after expense waiver and brokerage           %           1.17         1.16          1.14          1.15        1.17

  commission recapture(2)

Net investment income (loss) after expense waiver and

brokerage commission

recapture(2)                                               %           0.49       (0.15)        (0.19)        (0.10)      (0.39)

Portfolio turnover rate                                   %            51           64            72            72          82




--------------------------------------------------------------------------------


(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.



(2)   The Distributor has contractually agreed to waive 0.10% of the average net asset attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the year.


                                      125


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO





                                                                   SERVICE 2 CLASS

                                                             ___________________________

                                                               YEAR ENDED   DECEMBER 29,

                                                              DECEMBER 31,   2006(1) TO

                                                             _____________  DECEMBER 31,

                                                                  2007          2006

                                                             _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $          15.28         15.28

Income (loss) from investment operations:

Net investment income (loss)                           $           0.15        (0.00)*

Net realized and unrealized gain on investments and    $           2.80            -

  foreign related transactions

Total from investment operations                       $           2.95        (0.00)*

Less distributions from:

Net investment income                                  $           0.21            -

Net realized gains on investment                       $           1.07            -

Total distributions                                    $           1.28            -

Net asset value, end of period                         $          16.95         15.28

TOTAL RETURN(2)                                        %          20.13            -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $             1             1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)              %           1.22          1.23

Net expenses after expense waiver(3)(4)(5)             %           1.08          1.08

Net investment income (loss) after expense             %           0.97        (1.08)

  waiver(3)(4)(5)

Portfolio turnover rate                                %           111           103




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Investment Adviser has agreed to limit expenses (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.



(5)   The Distributor has contractually agreed to waive 0.10% of the average net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Amount is more than $(0.005).


--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO





                                                                                       SERVICE 2 CLASS

                                                               _______________________________________________________________

                                                                                   YEAR ENDED DECEMBER 31,

                                                               _______________________________________________________________

                                                                   2007         2006         2005         2004         2003

                                                               ___________  ___________  ___________  ___________  ___________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $          18.87        18.12       18.71        17.18        14.82

Income from investment operations:

Net investment income                                   $           0.45         0.45        0.40*        0.39*        0.36*

Net realized and unrealized gain on investments and

foreign currency related

transactions                                             $           0.31         1.56        0.08         1.50         2.07

Total from investment operations                        $           0.76         2.01        0.48         1.89         2.43

Less distributions from:

Net investment income                                   $           0.53         0.42        0.41         0.36         0.07

Net realized gains on investments                       $           1.02         0.84        0.66            -            -

Total distributions                                     $           1.55         1.26        1.07         0.36         0.07

Net asset value, end of year                            $          18.08        18.87       18.12        18.71        17.18

TOTAL RETURN(1)                                         %           3.82        11.79        2.68        11.02        16.40

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $        51,016       54,492       49,367       36,969       18,035

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           1.14         1.14        1.14         1.04         1.05

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(2)                                             %           1.04         1.04        1.04         1.04         1.05

Net expenses after expense waiver and brokerage         %           1.03         1.03        1.04         1.03         1.04

  commission recapture(2)

Net investment income after expense waiver and

brokerage commission

recapture(2)                                             %           2.32         2.48        2.18         2.30         2.27

Portfolio turnover rate                                 %            60           44           51           66           57




--------------------------------------------------------------------------------


(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.



(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the year.


                                      126


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO





                                                                     SERVICE 2 CLASS

                                                               ___________________________

                                                                 YEAR ENDED   DECEMBER 29,

                                                               DECEMBER 31,   2006(1) TO

                                                               _____________  DECEMBER 31,

                                                                    2007          2006

                                                               _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          14.54         14.54

Income (loss) from investment operations:

Net investment income (loss)                             $           0.30        (0.00)*

Net realized and unrealized gain on investments and      $           3.67            -

  foreign currency related transactions

Total from investment operations                         $           3.97        (0.00)*

Less distributions from:

Net investment income                                    $           0.14            -

Net realized gains on investments                        $           0.54            -

Total distributions                                      $           0.68            -

Net asset value, end of period                           $          17.83         14.54

TOTAL RETURN(2)                                          %          27.61            -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $             1             1

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage     %           1.27          1.29

  commission recapture(3)

Net expenses after expense waiver and prior to           %           1.17          1.19

  brokerage commission recapture(3)(4)(5)

Net expenses after expense waiver and brokerage          %           1.14          1.17

  commission recapture(3)(4)(5)

Net investment income (loss) after expense waiver and    %           1.88        (1.17)

  brokerage commission recapture(3)(4)(5)

Portfolio turnover rate                                  %            81            93




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



(5)   The Investments Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.

*     Amount is more than $(0.005).


--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(Reg. TM)





                                                                                        SERVICE 2 CLASS

                                                                _______________________________________________________________

                                                                                    YEAR ENDED DECEMBER 31,

                                                                _______________________________________________________________

                                                                    2007         2006         2005         2004         2003

                                                                ___________  ___________  ___________  ___________  ___________


PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of year                     $           19.74        17.38        16.62         14.88        11.98

Income from investment operations:

Net investment income                                  $            0.18*        0.14*        0.14*         0.10         0.08

Net realized and unrealized gain on investments and

foreign currency related

transactions                                            $            0.63         2.41         0.78          1.79         2.84

Total from investment operations                       $            0.81         2.55         0.92          1.89         2.92

Less distributions from:

Net investment income                                  $            0.18         0.19         0.16          0.15         0.02

Total distributions                                    $            0.18         0.19         0.16          0.15         0.02

Net asset value, end of year                           $           20.37        19.74        17.38         16.62        14.88

TOTAL RETURN(1)                                          %          4.09        14.79         5.57         12.70        24.37

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                        $            4.862       5,159        4,351        2,847        1,950

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage     %          1.14         1.14         1.14          1.04         1.05

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(2)                                              %          1.04         1.04         1.04          1.03         0.99

Net expenses after expense waiver and brokerage          %          1.04         1.04         1.04          1.01         0.99

  commission recapture(2)

Net investment income after expense waiver and

brokerage commission

recapture(2)                                              %          0.88         0.79         0.86          0.81         0.72

Portfolio turnover rate                                  %           103           90           80          175          130




--------------------------------------------------------------------------------


(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.



(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the year.


                                      127


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO





                                                                                SERVICE 2 CLASS

                                                        _______________________________________________________________

                                                                            YEAR ENDED DECEMBER 31,

                                                        _______________________________________________________________

                                                            2007         2006         2005         2004         2003

                                                        ___________  ___________  ___________  ___________  ___________


PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of year               $         10.85        10.68        10.90        10.71        10.40

Income (loss) from investment operations:

Net investment income                            $          0.46*        0.40*        0.33*        0.33*        0.42*

Net realized and unrealized gain (loss) on

investments, foreign currency related

transactions, futures, options and swaps          $          0.46         0.04        (0.08)        0.18         0.06

Total from investment operations                 $          0.92         0.44         0.25         0.51         0.48

Less distributions from:

Net investment income                            $          0.36         0.27         0.37         0.30         0.04

Net realized gains on investments                $             -            -         0.10         0.02         0.13

Total distributions                              $          0.36         0.27         0.47         0.32         0.17

Net asset value, end of year                     $         11.41        10.85        10.68        10.90        10.71

TOTAL RETURN(1)                                  %          8.77         4.26         2.28         4.73         4.56

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                  $        47,666       41,980       35,739       27,604       16,428

Ratios to average net assets:

Gross expenses prior to expense waiver           %          1.07         1.10         1.09         1.01         1.01

Net expenses after expense waiver(2)             %          0.97         1.00         0.99         1.01         1.01

Net investment income after expense waiver(2)    %          4.23         3.72         3.07         3.05         3.40

Portfolio turnover rate                          %           803          750          760          279          402




--------------------------------------------------------------------------------


(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.



(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the year.


--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO





                                                                   SERVICE 2 CLASS

                                                             ___________________________

                                                               YEAR ENDED   DECEMBER 29,

                                                              DECEMBER 31,   2006(1) TO

                                                             _____________  DECEMBER 31,

                                                                  2007          2006

                                                             _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $          10.32         10.32

Income (loss) from investment operations:

Net investment income (loss)                           $           0.67        (0.00)*

Net realized and unrealized loss on investments,       $         (0.38)            -

foreign currency related transactions, options an  d

  swaps

Total from investment operations                       $           0.29        (0.00)*

Less distributions from:

Net investment income                                  $           0.66            -

Net realized gains on investments                      $           0.05            -

Total distributions                                    $           0.71            -

Net asset value, end of period                         $           9.90         10.32

TOTAL RETURN(2)                                        %           2.84            -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $             1             1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)              %           1.00          1.00

Net expenses after expense waiver(3)(4)                %           0.90          0.90

Net investment income (loss) after expense             %           6.57        (0.90)

  waiver(3)(4)

Portfolio turnover rate                                %           153            72




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio.

      The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Amount is more than $(0.005).


                                      128


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO





                                                                      SERVICE 2 CLASS

                                                               ______________________________

                                                                 YEAR ENDED    DECEMBER 29,

                                                                DECEMBER 31,    2006(1) TO

                                                               _____________   DECEMBER 31,

                                                                    2007           2006

                                                               _____________ ________________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $         12.89            12.89

Income (loss) from investment operations:

Net investment income (loss)                             $          0.12*          (0.00)**

Net realized and unrealized gain on investments and      $          0.50               -

  foreign currency related transactions

Total from investment operations                         $          0.62           (0.00)**

Less distributions from:

Net investment income                                    $          0.16               -

Net realized gains on investments                        $          0.31               -

Total distributions                                      $          0.47               -

Net asset value, end of period                           $         13.04            12.89

TOTAL RETURN(2)                                          %          4.66               -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $             1               1

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage     %          1.24             1.26

  commission recapture(3)

Net expenses after expense waiver and brokerage          %          1.09             1.11

  commission recapture(3)(4)(5)

Net investment income (loss) after expense waiver and    %          0.90           (1.11)

  brokerage commission recapture(3)(4)(5)

Portfolio turnover rate                                  %            24              19




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Investment Adviser has agreed to limit expenses (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.



(5)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Calculated using average number of shares outstanding throughout the period.

**    Amount is more than ($0.005)


--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO





                                                                     SERVICE 2 CLASS

                                                               ___________________________

                                                                 YEAR ENDED   DECEMBER 29,

                                                                DECEMBER 31,   2006(1) TO

                                                               _____________  DECEMBER 31,

                                                                    2007          2006

                                                               _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          12.30         12.30

Income (loss) from investment operations:

Net investment income (loss)                             $           0.08        (0.00)*

Net realized and unrealized gain on investments          $           0.63            -

Total from investment operations                         $           0.71        (0.00)*

Less distributions from:

Net investment income                                    $           0.10            -

Net realized gains on investments                        $           0.65            -

Total distributions                                      $           0.75            -

Net asset value, end of period                           $          12.26         12.30

TOTAL RETURN(2)                                          %           5.25            -

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $             1             1

Ratios to average net assets:

Gross expenses prior to brokerage commission             %           1.14          1.14

  recapture(3)

Net expenses after expense waiver and prior to           %           1.04          1.04

  brokerage commission recapture(3)(4)(5)

Net expenses after expense waiver and brokerage          %           1.04          1.04

  commission recapture(3)(4)(5)

Net investment income (loss) after expense waiver and    %           0.64        (1.04)

  brokerage commission recapture(3)(4)(5)

Portfolio turnover rate                                  %            65           109




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



(5)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.

*     Amount is more than $(0.005).


                                      129


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING STOCK INDEX PORTFOLIO


                                                                SERVICE 2 CLASS

                                                               ________________

                                                                   AUGUST 1,

                                                                  2007(1) TO

                                                                 DECEMBER 31,

                                                                     2007

                                                               ________________

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                  $              12.79

Income (loss) from investment operations:

Net investment income                                 $               0.14*

Net realized and unrealized loss on investments and   $              (0.04)

  futures

Total from investment operations                      $               0.10

Net asset value, end of period                        $              12.89

TOTAL RETURN(2)                                         %             0.78

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                     $              2,005

Ratios to average net assets:

Gross expenses prior to expense waiver(3)               %             0.76

Net expenses after expense waiver(3)(4)                 %            0.66 +

Net investment income after expense waiver(3)(4)        %            2.62 +

Portfolio turnover rate                                 %                4


--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*     Calculated using average number of shares outstanding throughout the period.

+     Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.


--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO





                                                                   SERVICE 2 CLASS

                                                             ___________________________

                                                               YEAR ENDED   JANUARY 10,

                                                              DECEMBER 31,   2006(1) TO

                                                             _____________  DECEMBER 31,

                                                                  2007          2006

                                                             _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                   $         13.14         11.27

Income from investment operations:

Net investment income                                  $          0.26*         0.14*

Net realized and unrealized gain on investments and    $          0.79          2.08

  foreign currency related transactions

Total from investment operations                       $          1.05          2.22

Less distributions from:

Net investment income                                  $             -          0.06

Net realized gains on investments                      $          0.04          0.29

Total distributions                                    $          0.04          0.35

Net asset value, end of period                         $         14.15         13.14

TOTAL RETURN(2)                                        %          7.98         19.72

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                      $           800           688

Ratios to average net assets:

Gross expenses prior to expense waiver(3)              %          1.11          1.13

Net expenses after expense waiver(3)(4)(5)             %          0.95          0.95

Net investment income after expense waiver(3)(4)(5)    %          1.82          1.15

Portfolio turnover rate                                %           188           155




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Investment Adviser has agreed to limit expenses (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.



(5)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



*     Calculated using the average number of shares outstanding throughout the period.


                                      130


TO OBTAIN

MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investment is available in the

Portfolios' annual and semi-annual shareholder reports. In the annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or

to make inquiries about the Portfolios, please write to the Trust at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258, call 1-800-366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC

Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public

Reference Section, 100 F Street, NE Washington,  D.C. 20549-0102.

[GRAPHIC APPEARS HERE]

                                                          SEC FILE NO. 811-05629

04/28/08


ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2008

SERVICE 2 CLASS

BOOK 2

BALANCED FUNDS

     ING Franklin Income Portfolio


     ING T. Rowe Price Capital Appreciation Portfolio


INTERNATIONAL/GLOBAL FUNDS

     ING Templeton Global Growth Portfolio

     ING Van Kampen Global Franchise Portfolio

STOCK FUNDS

     ING AllianceBernstein Mid Cap Growth Portfolio

     ING BlackRock Large Cap Growth Portfolio

     ING BlackRock Large Cap Value Portfolio

     ING Capital Guardian U.S. Equities Portfolio


     ING FMRSM Diversified Mid Cap Portfolio

     ING Lord Abbett Affiliated Portfolio


     ING T. Rowe Price Equity Income Portfolio

     ING Van Kampen Capital Growth Portfolio

     ING Van Kampen Growth and Income Portfolio

     ING Van Kampen Real Estate Portfolio

     ING Wells Fargo Disciplined Value Portfolio

     ING Wells Fargo Small Cap Disciplined Portfolio

FMRSM is a service mark of Fidelity Management & Research Company.

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN

[GRAPHIC APPEARS HERE]

ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2

CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU SHOULD READ IT

CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT

YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE

FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER

GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO

GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT

OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC")

HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER

THE INFORMATION IN THE PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE

SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY

AND RETAINED FOR FUTURE REFERENCE.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                    PAGE

INTRODUCTION

   ING Investors Trust ......................         3

   Adviser ..................................         3

   Portfolios and Sub-Advisers ..............         3

   Classes of Shares ........................         3

   Investing Through Your Variable

     Contract or Qualified Plan .............         3

   Why Reading this Prospectus is

     Important ..............................         3

DESCRIPTION OF THE PORTFOLIOS

   ING AllianceBernstein Mid Cap Growth

     Portfolio ..............................         4

   ING BlackRock Large Cap Growth

     Portfolio ..............................         8

   ING BlackRock Large Cap Value

     Portfolio ..............................        12

   ING Capital Guardian U.S. Equities

     Portfolio ..............................        16

   ING FMRSM Diversified Mid Cap

   ING T. Rowe Price Capital Appreciation

     Portfolio ..............................        30

   ING T. Rowe Price Equity Income

     Portfolio ..............................        34

   ING Templeton Global Growth

     Portfolio ..............................        37

   ING Van Kampen Capital Growth

     Portfolio ..............................        40

   ING Van Kampen Global Franchise

     Portfolio ..............................        43

   ING Van Kampen Growth and Income

     Portfolio ..............................        46

   ING Van Kampen Real Estate Portfolio......        49

   ING Wells Fargo Disciplined Value

     Portfolio ..............................        53

                                                    PAGE

   ING Wells Fargo Small Cap Disciplined

MORE INFORMATION

   Percentage and Rating Limitations ........        70

   A Word about Portfolio Diversity .........        70

   Fundamental Investment Policies ..........        70

   Non-Fundamental Investment Policies ......        70

   Additional Information about the

   How ING Compensates Entities

     Offering Its Portfolios as Investment

     Options in Their Investment

     Products ...............................        72

   Interests of the Holders of Variable

OVERALL MANAGEMENT OF THE PORTFOLIOS

PERFORMANCE OF SIMILARLY MANAGED

   MUTUAL FUNDS .............................        79

FINANCIAL HIGHLIGHTS ........................        81

TO OBTAIN MORE INFORMATION .................. Backcover


                                       1


--------------------------------------------------------------------------------

                                  INTRODUCTION

--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The

Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISER


Directed Services LLC ("DSL" or "Adviser") serves as the investment adviser to each of the Portfolios. Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V.

("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING

Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.


On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

PORTFOLIOS AND SUB-ADVISERS

ING AllianceBernstein Mid Cap Growth Portfolio - AllianceBernstein L.P.

ING BlackRock Large Cap Growth Portfolio - BlackRock Investment Management, LLC

ING BlackRock Large Cap Value Portfolio - BlackRock Investment Management, LLC

ING Capital Guardian U.S. Equities Portfolio - Capital Guardian Trust Company


ING FMRSM Diversified Mid Cap Portfolio - Fidelity Management & Research

Company


ING Franklin Income Portfolio - Franklin Advisers, Inc.

ING Lord Abbett Affiliated Portfolio - Lord, Abbett & Co. LLC

ING Mid Cap Growth Portfolio - ING Investment Management Co.

ING T. Rowe Price Capital Appreciation Portfolio - T. Rowe Price Associates,

Inc.

ING T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.


ING Templeton Global Growth Portfolio - Templeton Global Advisors Limited


ING Van Kampen Capital Growth Portfolio - Van Kampen

ING Van Kampen Global Franchise Portfolio - Van Kampen

ING Van Kampen Growth and Income Portfolio - Van Kampen

ING Van Kampen Real Estate Portfolio - Van Kampen

ING Wells Fargo Disciplined Value Portfolio - Wells Capital Management, Inc.

ING Wells Fargo Small Cap Disciplined Portfolio - Wells Capital Management,

Inc.

CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"),

Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class

shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services.

All classes of each Portfolio have a common investment objective and investment portfolio. Only Service 2 Class shares are offered in this Prospectus. Service

2 Class shares are not subject to any sales load.

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Service 2 Class shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies

("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolios. Class I shares, which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                                       3


--------------------------------------------------------------------------------

                         DESCRIPTION OF THE PORTFOLIOS

--------------------------------------------------------------------------------

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

SUB-ADVISER

AllianceBernstein L.P. ("AllianceBernstein")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests substantially all of its assets in high-quality common stocks that AllianceBernstein expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus borrowings for investment purposes) in common stock of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(Reg. TM) Growth Index. The market capitalizations of companies in the Russell Midcap(Reg. TM) Growth Index ranged from $624 million to $42 billion as of December 31, 2007. The capitalization range of companies in the Russell Midcap(Reg. TM) Growth Index will change with market conditions. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The

Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

o  write exchange-traded covered call options on up to 25% of its total assets;


o  enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

o  enter into futures contracts on securities indices and options on such futures contracts.

The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Borrowing Risk


                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk


                        Mid-Capitalization Company Risk


                                       4


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                        Other Investment Companies Risk


                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1999-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999        2000        2001        2002       2003       2004       2005      2006      2007

       25.38       -17.25      -13.87      -30.15     66.82      19.35      6.64      1.59      10.69




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1999:     25.03%

  Worst:  3rd Quarter   2001:    (26.24)%


                                       5


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Russell Midcap(Reg. TM) Growth Index. The Russell Midcap(Reg. TM) Growth Index

measures the performance of those companies included in the Russell Midcap(Reg.

TM) Index with higher price-to-book ratios and higher forecasted growth values.

The stocks are also members of the Russell 1000(Reg. TM) Growth Index. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                        (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                               1 YEAR      5 YEARS          10 YEARS

                                                                       (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN ..................  10.69%       19.00%         19.22%(1)

Russell Midcap(Reg. TM) Growth Index ....  11.43%       17.90%         16.80%(3)

CLASS S RETURN (ADJUSTED) ...............  10.68%       19.00%          5.42%(1)

Russell Midcap(Reg. TM) Growth Index ....  11.43%       17.90%          7.29%(3)




(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.

(2)   AllianceBernstein L.P. has managed the Portfolio since March 1, 1999.

      Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index return for Service 2 Class shares is for the period beginning

      September 1, 2002. The index return for Class S shares is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


AllianceBernstein is a leading global investment management firm supervising client accounts with assets totaling approximately $800 billion, as of December

31, 2007. AllianceBernstein provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments,

foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of AllianceBernstein is 1345

Avenue of the Americas, New York, NY 10105.

As of December 31, 2007, AllianceBernstein Holding L.P. owns approximately

33.1% of the units of limited partnership interest in AllianceBernstein. AXA

Financial, Inc. owns approximately 62.6% of the outstanding publicly traded

AllianceBernstein Holding Units and approximately 1% of the outstanding

AllianceBernstein Units which, including the general partnership interests in

AllianceBernstein and AllianceBernstein Holding, represents a 63.2% economic interest in AllianceBernstein. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, one of the largest global financial services organizations.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ _________________________________________________________________________________________


Catherine Wood   Senior Vice President and portfolio manager, AllianceBernstein, and Chief Investment

                 Officer, Regent Investor Services, a division of AllianceBernstein. Ms. Wood has managed the Portfolio since July 2001.

                 Ms. Wood joined AllianceBernstein in 2001 from Tupelo Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison Associates as a Director and Portfolio

                 Manager, Equity Research Analyst and Chief Economist.



                                       6


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------





NAME             POSITION AND RECENT BUSINESS EXPERIENCE

________________ ________________________________________________________________________________________


Amy P. Raskin    Ms. Raskin, Senior Vice President and Director of Research on Strategic Change,

                 and is a member of the U.S. Mid Cap Growth team and the U.S. Strategic Research

                 Investment Strategy Committee. She joined the team in 2000 as a U.S. growth equity analyst covering networking and telecom equipment, a position she held until the fall of 2006. Prior to joining the firm, Ms. Raskin worked as a telecom analyst for

                 Donaldson, Lufkin & Jenrette and as an investment banking analyst for Lehman Brothers.

                 She also worked at J.P. Morgan as a telecommunications products manager.

Ben Ruegsegger   Mr. Ruegsegger, Assistant Vice President and Mid Cap Growth Research Analyst,

                 began his career with AllianceBernstein in 2001 as an investment administrator in the managed accounts division. In 2003, he became a portfolio manager assistant for the Firm's U.S. Strategic Research product. Mr. Ruegsegger joined the U.S. Mid

                 Cap Growth team in late 2004 as a research generalist and became a research analyst for the team in 2006. Mr. Ruegsegger holds the Chartered Financial Analyst designation.

Tom Zottner      Mr. Zottner, Vice President, Mid Cap Growth Research Analyst and Equity Portfolio

                 Manager - U.S. Strategic Research, is a member of the U.S. Strategic Research

                 Investment Strategy Committee and the U.S. Mid Cap Growth team. He joined

                 AllianceBernstein in 2001 as a municipal bond associate portfolio manager and was promoted to portfolio manager in 2002. In 2003, he also began managing U.S. Strategic

                 Research portfolios. Prior to joining the Firm, Mr. Zottner was a Registered Client

                 Associate at Merrill Lynch, and he served as an intern at Hambrecht & Quist Capital

                 Management. Mr. Zottner holds the Chartered Financial Analyst designation.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       7


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO

SUB-ADVISER

BlackRock Investment Management, LLC ("BlackRock Investment Management")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio will invest primarily in equity securities of companies located in the United States that the

Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000(Reg. TM) Index. As of December 31,

2007, the lowest capitalization in this group was $479 million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell

1000(Reg. TM) Growth Index by investing in equity securities that the

Sub-Adviser believes have above average earnings prospects. The Russell

1000(Reg. TM) Growth Index (which consists of those Russell 1000(Reg. TM) Index securities with a greater than average growth orientation) is a subset of the

Russell 1000(Reg. TM) Index.

In selecting securities for the Portfolio from its benchmark universe, the

Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation,

quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined, and if the Sub-Adviser believes that a company is overvalued, it will not be considered as an investment for the Portfolio. After the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.


Because the Portfolio generally will not hold all the stocks in the Russell

1000(Reg. TM) Growth Index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell

1000(Reg. TM) Growth Index. These criteria currently include the following:

.  relative prices to earnings and price to book ratios;

.  stability and quality of earnings;

.  earnings momentum and growth;

.  weighted median market capitalization of the Portfolio;

.  allocation among the economic sectors of the Portfolio, as compared to the

   Russell 1000(Reg. TM) Growth Index; and

.  weighted individual stocks within the Russell 1000(Reg. TM) Growth Index.


The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies, in the form of American Depositary Receipts ("ADRs").


The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The

Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

                                       8


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest, without limitation, in short-term debt securities (including repurchase agreements),

non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Borrowing Risk

                                   Call Risk

                                  Credit Risk


                          Convertible Securities Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                             Investment Models Risk


                                 Liquidity Risk

                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                                 Maturity Risk


                              OTC Investment Risk

                        Other Investment Companies Risk


                            Portfolio Turnover Risk

                    Restricted and Illiquid Securities Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk


     When Issued and Delayed Delivery Securities Forward Commitments Risk


Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       9


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Service 2 Class shares'

(2003-2004), Class S shares' (2005), Class S shares' and Service 2 Class shares' (2006) and Service 2 Class shares' (2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003     2004     2005       2006      2007

                                   26.71    10.93    10.14      8.03      6.64


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2004:    11.60%

  Worst:  2nd Quarter   2006:    (6.47)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Russell 1000(Reg. TM) Growth Index. The Russell 1000(Reg. TM) Growth Index

measures the performance of 1,000 of the largest companies in the Russell

3000(Reg. TM) Index with higher price-to-book ratios and higher forecasted growth. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.


                                       10


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------





                          AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                      (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                            1 YEAR      5 YEARS          10 YEARS

                                                                    (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN ................   6.64%      12.07%         10.36%(1)

Russell 1000(Reg. TM) Growth Index ....  11.81%      12.11%         10.81%(3)

CLASS S RETURN (ADJUSTED) .............   6.58%      12.04%          6.38%(1)

Russell 1000(Reg. TM) Growth Index ....  11.81%      12.11%          6.61%(3)





(1)   Service 2 Class shares commenced operations on September 9, 2002. On

      October 3, 2005, all outstanding Service 2 Class shares of the Portfolio were fully redeemed. On May 26, 2006, Service 2 Class shares recommenced operations. The annual returns for Service 2 Class shares include the performance of Class S shares of the Portfolio adjusted to reflect the higher expenses of Service 2 Class shares for the period from October 4,

      2005 through May 25, 2006. Class S shares commenced operations on May 1,

      2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.


(2)   BlackRock Investment Management, LLC has managed the Portfolio since

      September 30, 2006. Prior to September 30, 2006, the Portfolio was

      managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc.

      consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill

      Lynch & Co., Inc.'s investment management businesses (including Mercury

      Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)   The index return for Service 2 Class shares is for the period beginning

      September 1, 2002. The index return for Class S shares is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect wholly-owned subsidiary of BlackRock, Inc. The principal address of BlackRock Investment Management is 800 Scudders Mill Rd., Plainsboro, NJ

08536.


As of December 31, 2007, BlackRock Investment Management and its affiliates had over $1.357 trillion in investment company and other portfolio assets under management.

The Portfolio is supported by a team of investment professionals who are responsible for investment research and selection. The lead members of this ream are Robert C. Doll, Jr. and Daniel Hanson. Mr. Doll is primarily responsible for the day-to-day management of the Portfolio:






NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

__________________________ __________________________________________________________________________________________


Robert C. Doll, Jr., CFA   Mr. Doll has been the Portfolio's portfolio manager since inception. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment

                           Officer for Equities, Chairman of the BlackRock Retail Operating Committee and

                           member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") and its affiliate, Fund Asset

                           Management, L.P. ("FAM") from 2001 to 2006. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

Daniel Hanson, CFA         Mr. Hanson is a Director of BlackRock, Inc. which he joined in 2006 following the merger with MLIM. He has been a member of the Large Cap Series team responsible for fundamental analysis since he joined MLIM in 2003 and has been a portfolio manager of the Portfolio since 2008. Mr. Hanson directs the fundamental research group supporting this team, and is an active participant in the portfolio construction process.





The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       11


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP VALUE PORTFOLIO

SUB-ADVISER

BlackRock Investment Management, LLC ("BlackRock Investment Management")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000(Reg. TM)Index. As of December 31, 2007, the lowest capitalization in this group was $479 million. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell 1000(Reg. TM) Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000(Reg. TM) Value Index (which consists of those Russell 1000(Reg. TM) Index securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000(Reg. TM)

Index.


In selecting securities for the Portfolio from its benchmark universe, the

Sub-Adviser uses a proprietary multi-factor quantitative model that employs various factors. The factors employed by the model include stock valuation,

quality of earnings and potential future earnings growth. The Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined and if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the Russell

1000(Reg. TM) Value Index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Russell

1000(Reg. TM) Value Index. These criteria currently include the following:

.  relative price-to-earnings and price-to-book ratios;

.  stability and quality of earnings;

.  earnings momentum and growth;

.  weighted median market capitalization of the Portfolio's investment portfolio;

.  allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and


.  weighted individual stocks within the Russell 1000(Reg. TM) Value Index.


The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts ("ADRs").

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The

Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

                                       12


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk


                                  Credit Risk


                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                             Investment Models Risk


                               Interest Rate Risk


                                 Liquidity Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                              OTC Investment Risk


                        Other Investment Companies Risk


                    Restricted and Illiquid Securities Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       13


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing the Portfolio's Service 2 Class shares' performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003     2004     2005      2006       2007

                                   31.07    11.41    5.06      16.20      4.11


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:    17.76%

  Worst:  3rd Quarter   2004:    (4.08)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Russell 1000(Reg. TM) Value

Index. The Russell 1000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 1000(Reg. TM) companies with lower price-to-book ratios and lower forecasted growth values. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                        (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                              1 YEAR       5 YEARS          10 YEARS

                                                                       (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN .................    4.11%       13.16%         12.93%(1)

Russell 1000(Reg. TM) Value Index ......   (0.17)%      14.63%         13.02%(3)




(1)   Service 2 Class shares commenced operations on September 9, 2002.

(2)   BlackRock Investment Management, LLC has managed the Portfolio since

      September 30, 2006. Prior to September 30, 2006, the Portfolio was

      managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc.

      consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill

      Lynch & Co., Inc.'s investment management businesses (including Mercury

      Advisors) combined with that of BlackRock, Inc. to create new independent company.

(3)   The index return is for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect wholly-owned subsidiary of BlackRock, Inc. The principal address of BlackRock Investment Management is 800 Scudders Mill Rd., Plainsboro, NJ

08536.


As of December 31, 2007, BlackRock Investment Management and its affiliates had over $1.357 trillion in investment company and other portfolio assets under management.


                                       14


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The Portfolio is supported by a team of investment professionals who are responsible for investment research and selection. The lead members of this team are Robert C. Doll, Jr. and Daniel Hanson. Mr. Doll is primarily responsible for the day-to-day management of the Portfolio:






NAME                       POSITION AND RECENT BUSINESS EXPERIENCE

__________________________ __________________________________________________________________________________________


Robert C. Doll, Jr., CFA   Mr. Doll has been the Portfolio's portfolio manager since inception. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment

                           Officer for Equities, Chairman of the BlackRock Retail Operating Committee and

                           member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") and its affiliate, Fund Asset

                           Management, L.P. ("FAM"), from 2001 to 2006. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

Daniel Hanson, CFA         Mr. Hanson is a Director of BlackRock, Inc. which he joined in 2006 following the merger with MLIM. He has been a member of the Large Cap Series team responsible for fundamental analysis since he joined MLIM in 2003 and has been a portfolio manager of the Portfolio since 2008. Mr. Hanson directs the fundamental research group supporting this team, and is an active participant in the portfolio construction process.





The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       15


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

SUB-ADVISER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Equity securities in which the Portfolio may invest include common or preferred stock or securities convertible into or exchangeable for equity securities,

such as warrants or rights. When determining whether a company is located in the United States, the Sub-Adviser will consider such factors as the place of listing and the location of the issuer's incorporation and headquarters.


In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Sub-Adviser is not constrained by a particular investment style, and may invest in "growth" or

"value" securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.

The Portfolio may also hold equity securities whose principal markets are in the United States (including ADRs and other U.S. registered foreign securities). The Portfolio may invest a portion of its assets in debt securities and cash equivalents.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PENDING MERGER - On March 27, 2008, the Board approved a proposal to reorganize the Portfolio into ING VP Growth and Income Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2008. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING VP Growth and Income Portfolio. For more information regarding ING VP Growth and Income

Portfolio, please contact a Shareholder Services representative at (800)

366-0066.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                                       16


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                           Other Investment Companies


                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2001-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001     2002     2003     2004    2005    2006     2007

                      -3.78   -23.91   36.34    9.10    6.13    10.08    -0.62


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     18.41%

  Worst:  3rd Quarter   2002:    (19.51)%


                                       17


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Standard & Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)")

Index. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the

United States. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                     1 YEAR       5 YEARS          10 YEARS

                                                              (OR LIFE OF CLASS)

SERVICE 2 CLASS RETURN .......  (0.62)%        11.54%         11.70%(1)

S&P 500(Reg. TM) Index .......   5.49%         12.83%         11.27%(2)

CLASS S RETURN (ADJUSTED) ....  (0.58)%        11.57%          3.86%(1)

S&P 500(Reg. TM) Index .......   5.49%         12.83%          2.34%(2)


(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.

(2)   The index return for Service 2 Class shares is for the period beginning

      September 1, 2002. The index return for Class S shares is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER


Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA

90071, has managed the Portfolio since February 2000. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $128 billion in assets as of December 31, 2007.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                  POSITION AND RECENT BUSINESS EXPERIENCE

_____________________ __________________________________________________________________________________________


Karen A. Miller       Ms. Miller is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Ms. Miller joined the Capital organization in 1990 where she served in various portfolio management positions and has managed the Portfolio since 2000.

Michael R. Ericksen   Mr. Ericksen is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Mr. Ericksen joined the Capital organization in 1987 where he served in various capacities and has managed the Portfolio since 2000.

David Fisher          Mr. Fisher is Chairman of the Board of Capital Guardian with portfolio management responsibilities. Mr. Fisher joined the Capital organization in 1969 where he served in various portfolio management positions and has managed the Portfolio since 2000.

Theodore Samuels      Mr. Samuels is a Senior Vice President and Director for Capital Guardian with portfolio management responsibilities. Mr. Samuels joined the Capital organization in 1981 where he served in various portfolio management positions and has managed the

                      Portfolio since 2000.

Eric Stern            Mr. Stern is Senior Vice President of Capital International Research, Inc. and a Director

                      and Senior Vice President of Capital Guardian Trust Company. His investment responsibilities include portfolio management within the U.S.core and growth equity mandates and research of the U.S. medical technology industry. Mr. Stern also serves as the chairman of the FundForLife Investment Committee. Prior to joining Capital

                      International in 1991, he served two years as an analyst in the mergers and acquisitions department of Morgan Stanley & Company.




                                       18


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------




NAME               POSITION AND RECENT BUSINESS EXPERIENCE

__________________ ________________________________________________________________________________________


Terry Berkemeier   Mr. Berkemeier is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Mr. Berkemeier joined the Capital organization in 1992 where he served in various portfolio management positions and has managed the Portfolio since 2000.

Alan J. Wilson     Mr. Wilson is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Mr. Wilson joined the Capital organization in 1991 where he served in various portfolio management positions and has managed the Portfolio since 2000.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       19


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.


The Sub-Adviser normally invests at least 80% of the Portfolio's net assets

(plus borrowings for investment purposes) in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist,

for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(Reg. TM) Index or the

Standard & Poor's MidCap 400 ("S&P MidCap 400") Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80%

policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.


The Sub-Adviser may invest up to 25% of the Portfolio's assets at the time of purchase in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks,

or a combination of both types. In buying and selling securities for the

Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk

                                       20


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2001-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001      2002     2003     2004     2005     2006    2007

                      -6.77    -19.47   33.24    23.83    16.76    11.79   14.28


             BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2001:     18.50%

  Worst:  3rd Quarter   2002:    (18.73)%


                                       21


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the S&P

MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 mid-capitalization stocks chosen for market size, liquidity, and industry group representation. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                       AVERAGE ANNUAL TOTAL RETURNS(1)

                  (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR      5 YEARS          10 YEARS

                                                            (OR LIFE OF CLASS)

SERVICE 2 CLASS SHARES .......  14.28%       19.72%         17.53%(1)

S&P MidCap 400 Index .........   7.98%       16.20%         14.52%(2)

CLASS S SHARES (ADJUSTED) ....  14.32%       19.74%          8.71%(1)

S&P MidCap 400 Index .........   7.98%       16.20%          7.86%(2)


(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and

      Service 2 Class shares have different expenses.

(2)   The index return for Service 2 Class shares is for the period beginning

      September 1, 2002. The index return for Class S shares is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the

Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes.

Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares.

Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals own more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA

02109. As of December 31, 2007, FMR managed approximately $1,421.4 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME        POSITION AND RECENT BUSINESS EXPERIENCE

___________ _______________________________________________________________________________________


Tom Allen   Vice President of FMR and portfolio manager of the Portfolio since February 2004.

            Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.


                                       22


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING FRANKLIN INCOME PORTFOLIO


SUB-ADVISER

Franklin Advisers, Inc. ("Franklin")

INVESTMENT OBJECTIVE

Seeks to maximize income while maintaining prospects for capital appreciation.

The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds,

notes and debentures, among others. Equity securities include common stocks,

preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.


The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the

Portfolio will invest more than 50% of its assets in these securities.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Rating Corporation ("S&P") and Moody's

Investors Service, Inc. ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories,

such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or

American Depositary Receipts ("ADRs").


The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the

Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

.  the experience and managerial strength of the company;

.  responsiveness to changes in interest rates and business conditions;

.  debt maturity schedules and borrowing requirements;

.  the company's changing financial condition and market recognition of the change; and

.  a security's relative value based on such factors as anticipated cash flow,

   interest or dividend coverage, asset coverage and earnings prospects.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.



                                       23


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk


                                  Manager Risk


                            Market and Company Risk

                               Market Trends Risk


                                 Maturity Risk

                       Other Investment Companies Risk


                             Price Volatility Risk

                            Securities Lending Risk

                U.S. Government Securities and Obligations Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."

                                       24


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Service 2 Class shares' performance for the first full calendar year of operations.

                          YEAR-BY-YEAR TOTAL RETURN(1)

                       (FOR THE PERIOD ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]



1998   1999   2000   2001   2002   2003   2004   2005   2006   2007

                                                               2.56




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   1st Quarter   2007:     2.63%

  Worst:  4th Quarter   2007:    (3.04)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' performance to those of two broad measures of market performance - the Standard & Poor's

500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index and the Lehman

Brothers(Reg. TM) Intermediate Government/Credit Bond Index and a composite index consisting of 60% S&P 500(Reg. TM) Index and 40% Lehman Brothers(Reg. TM)

Intermediate Government/Credit Bond Index ("60% S&P 500(Reg. TM)/40% Lehman")

Index. The S&P 500(Reg. TM) is an unmanaged index that measures the performance of securities of appropriately 500 of the largest companies in the United

States. The Lehman Brothers(Reg. TM) Intermediate Government/Credit Bond Index

is a widely recognized index which features a blend of U.S. Treasury,

government-sponsored (U.S. Agency and supranational) mortgage and corporate securities limited to a maturity of no more than ten years. It does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the indices.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                               1 YEAR          5 YEARS         10 YEARS

                                                          (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN ...................  2.56%         7.70%(1)              N/A

S&P 500(Reg. TM) Index ...................  5.49%         9.13%(2)              N/A

Lehman Brothers(Reg. TM) Intermediate

Government/Credit Bond

  Index ...................................  7.39%         7.12%(2)              N/A

60% S&P 500(Reg. TM)/40% Lehman Index ....  6.39%         8.43%(2)              N/A




(1)   Service 2 Class shares commenced operations on May 3, 2006.

(2)   The index returns are for the period beginning May 1, 2006.

                                       25


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


The Adviser has engaged Franklin, One Franklin Parkway, San Mateo, California

04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio.

Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. As of

December 31, 2007, Franklin and its affiliates had over $643.7 billion in assets under management.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ________________________________________________________________________________________


Edward D. Perks      Mr. Perks is Senior Vice President of Franklin and has managed the Portfolio since

                     April 2006. Since 1994, Mr. Perks has worked as a research analyst and portfolio manager at Franklin. He joined Franklin in 1992.

Charles B. Johnson   Mr. Johnson has managed the Portfolio since April 2006. Since 2003, Mr. Johnson has served as Chairman of the Board of Franklin as well as Director of various Franklin

                     Templeton Funds. From 1969 to December 2003, Mr. Johnson served as the CEO of

                     Franklin. He joined Franklin in 1957.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       26


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO

SUB-ADVISER

Lord, Abbett & Co. LLC ("Lord Abbett")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective. The

Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the

Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the

Russell 1000(Reg. TM) Index. As of December 31, 2007, the market capitalization range of the Russell 1000(Reg. TM) Index was $479 million to $527.7 billion.

This range may vary daily.


Equity securities in which the Portfolio may invest include common stocks,

preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are

"seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.

The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts ("ADRs") and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                          Convertible Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                               Market Trends Risk


                        Other Investment Companies Risk


                            Securities Lending Risk

                             Value Investing Risk

                                       27


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (2001-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)


                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001    2002     2003     2004    2005    2006     2007

                     -4.42   -23.09   31.11    9.73    5.41    17.31    4.03


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     19.56%

  Worst:  3rd Quarter   2002:    (21.21)%


                                       28


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Russell 1000(Reg. TM) Value Index. The Russell 1000(Reg. TM) Value Index is an

unmanaged index that measures the performance of those Russell 1000(Reg. TM)

companies with lower price-to-book ratios and lower forecasted growth values.

The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                          AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                            1 YEAR       5 YEARS          10 YEARS

                                                                     (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN ...............    4.03%       13.09%         12.09%(1)

Russell 1000(Reg. TM) Value Index ....   (0.17)%      14.63%         13.02%(3)

CLASS S RETURN (ADJUSTED) ............    4.01%       13.09%          5.69%(1)

Russell 1000(Reg. TM) Value Index ....   (0.17)%      14.63%          7.29%(3)




(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)   Lord, Abbett & Co. LLC has managed the Portfolio since December 1, 2005.

      Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers

      Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

(3)   The index return for Service 2 Class shares is for the period beginning

      September 1, 2002. The index return for Class S shares is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER


Lord Abbett has served as Sub-Adviser to the Portfolio since December 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey

07302. As of December 31, 2007, Lord Abbett managed $110 billion in assets.

The following individual is responsible for the day-to-day management of the

Portfolio:






NAME              POSITION AND RECENT BUSINESS EXPERIENCE

_________________ ___________________________________________________________________________________


Eli M. Salzmann   Mr. Salzmann, Partner of Lord Abbett and Director of Equity Investments - Large

                  Cap Value, joined Lord Abbett in 1997 and has managed the Portfolio since December

                  2005.





The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.


                                       29


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


SUB-ADVISER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established U.S. companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options, in keeping with the

Portfolio's investment objective. The Portfolio may invest up to 25% of its net assets in foreign equity securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund & T. Rowe Price Government Reserve

Investment Fund, internally managed money market funds of T. Rowe Price.

The Portfolio's common stocks generally fall into one of two categories:

.  the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets,

   earnings, or other factors; and

.  the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short-term but not necessarily over the long-term.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures,

such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The

Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the

Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the

Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.

Futures and options may be bought or sold for any number of reasons, including:

to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

Investments in futures and options are subject to additional volatility and potential losses.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company or for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Sub-Adviser may invest up to 15% of the

Portfolio's assets in debt securities that are rated below investment-grade or,

if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional

Information.


                                       30


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

(1)   shares of the T. Rowe Price Reserve Investment Fund, and T. Rowe Price

       Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price;

     (2)   U.S. government obligations;

(3)   negotiable certificates of deposit, bankers' acceptances and fixed-time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

(4)   commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

     (5)   repurchase agreements.

The Portfolio may borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Asset Allocation Risk

                                 Borrowing Risk

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                                Leveraging Risk


                                  Manager Risk

                            Market and Company Risk


                                 Maturity Risk

                        Other Investment Companies Risk

                    Restricted and Illiquid Securities Risk

                            Securities Lending Risk

                            Special Situations Risk

                U.S. Government Securities and Obligations Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       31


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999    2000     2001    2002    2003     2004     2005    2006     2007

5.72   6.76    21.81    9.75    0.33    24.96    16.48    7.59    14.45    4.27


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:    12.52%

  Worst:  3rd Quarter   2002:    (7.55)%


                                       32


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to those of two broad measures of market performance - the

Standard & Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)") Index

and the Lehman Brothers(Reg. TM) U.S. Government/Credit Bond Index and a

composite index - consisting of 60% S&P 500(Reg. TM) Index and 40% Lehman

Brothers(Reg. TM) U.S. Government/Credit Bond Index ("60% S&P 500(Reg. TM)/40%

Lehman") Index. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Lehman Brothers(Reg. TM) U.S. Government/Credit Bond

Index is a broad market weighted index which encompasses U.S. Treasury and

Agency securities, corporate investment grade bonds and mortgage-backed securities. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.






                                   AVERAGE ANNUAL TOTAL RETURNS(1)

                              (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                           1 YEAR      5 YEARS          10 YEARS

                                                                                   (OR LIFE OF CLASS)


SERVICE 2 CLASS SHARES ...............................  4.27%       13.31%         12.71%(1)

S&P 500(Reg. TM) Index ...............................  5.49%       12.83%         11.27%(2)

Lehman Brothers(Reg. TM) U.S. Government/Credit Bond    7.23%        4.44%          4.91%(2)

  Index

60% S&P 500(Reg. TM)/40% Lehman Index ................  6.33%        9.53%          8.89%(2)

CLASS S SHARES (ADJUSTED) ............................  4.23%       13.31%         10.95%

S&P 500(Reg. TM) Index ...............................  5.49%       12.83%          5.91%

Lehman Brothers(Reg. TM) U.S. Government/Credit Bond    7.23%        4.44%          6.01%

  Index

60% S&P 500(Reg. TM)/40% Lehman Index ................  6.33%        9.53%          6.29%




(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered,

      Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)   The index returns for the Service 2 Class shares are for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East

Pratt Street, Baltimore, Maryland 21202. As of December 31, 2007, the firm and its affiliates managed over $400 billion in assets.


The following individual is responsible for the day-to-day management of the

Portfolio.





NAME                   POSITION AND RECENT BUSINESS EXPERIENCE

______________________ _______________________________________________________________________________________


David R. Giroux, CFA   Mr. Giroux, a Vice President of T. Rowe Price, joined T. Rowe Price in 1998, and serves as a Portfolio Manager in the Equity Division. Mr. Giroux became Co-Chairman of the Portfolio's Advisory Committee for the Capital Appreciation Portfolio effective

                       July 2006. He became the sole Chairman of the Committee for the Portfolio effective

                       July 2007. He is co-manager of the U.S. Concentrated Large-Cap Value and Manager of the Capital Appreciation strategies and T. Rowe Price Capital Appreciation Fund in addition to portfolio management responsibilities in the firm's U.S. Structured

                       Research Strategy. He is co-executive chairman and also serves on the Investment

                       Advisory Committee for a number of the firm's U.S. Large-Cap Value Strategies. He has earned accreditation as a Chartered Financial Analyst.




The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       33


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

SUB-ADVISER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital. The

Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.


The Sub-Adviser typically employs a "value" approach in selecting investments.

The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:

.  an established operating history;

.  above-average dividend yield relative to the Standard & Poor's 500(Reg. TM)

   Composite Stock Price ("S&P 500(Reg. TM)") Index;

.  low price/earnings ratio relative to the S&P 500(Reg. TM) Index;

.  a sound balance sheet and other positive financial characteristics; and

.  low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities,

warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government

Reserve Investment Fund, internally managed money market funds of T. Rowe

Price.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk


                                  Manager Risk


                                       34


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                            Market and Company Risk

                        Other Investment Companies Risk

                            Securities Lending Risk

                            Special Situations Risk

                              Value Investing Risk


The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the

Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's


Class S shares' (1998-2002) and Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998   1999       2000       2001       2002       2003       2004       2005      2006       2007

8.08    -0.88     12.77      1.21       -13.31     25.10      14.61      3.75      18.93      2.95






                                       35


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     16.68%

  Worst:  3rd Quarter   2002:    (17.48)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Standard & Poor's 500(Reg. TM) Composite Stock Price ("S&P 500(Reg. TM)")

Index. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the

United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.



                     AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                  (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                   1 YEAR      5 YEARS          10 YEARS

                                                           (OR LIFE OF CLASS)

SERVICE 2 CLASS RETURN .......  2.95%       12.73%         11.88%(1)

S&P 500(Reg. TM) Index .......  5.49%       12.83%         11.27%(3)

CLASS S RETURN (ADJUSTED) ....  2.90%       12.72%          6.79%

S&P 500(Reg. TM) Index .......  5.49%       12.83%          5.91%


(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered,

      Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)   T. Rowe Price Associates, Inc. has managed the Portfolio since March 1,

      1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index return for Service 2 Class shares is for the period beginning

      September 1, 2002.

MORE ON THE SUB-ADVISER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East

Pratt Street, Baltimore, Maryland 21202. As of December 31, 2007, the firm and its affiliates managed over $400 billion in assets.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME           POSITION AND RECENT BUSINESS EXPERIENCE

______________ __________________________________________________________________________________


Brian Rogers   Mr. Rogers is the Committee Chair of the Investment Advisory Committee that has managed the Portfolio since March 1999. He works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been managing investments since joining T. Rowe Price in 1982.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       36


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO

SUB-ADVISER

Templeton Global Advisors Limited ("Templeton Global Advisors")

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration. The

Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities

(which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to

5% of its total assets in options and swap agreements. With derivatives, the

Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a

"bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The

Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk


                           Other Investment Companies


                            Securities Lending Risk

                              Sovereign Debt Risk

                             Value Investing Risk

                                       37


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998    1999        2000        2001        2002       2003       2004       2005      2006       2007

29.13   63.07       -14.70      -12.04      -20.29     36.31      10.64      9.78      21.71      2.31




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1999:     47.65%

  Worst:  3rd Quarter   2002:    (20.02)%


                                       38


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Morgan Stanley Capital International World ("MSCI World") IndexSM. The MSCI

World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the United States, Europe, Canada, Australia,

New Zealand and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.



                     AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                  (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                   1 YEAR      5 YEARS          10 YEARS

                                                           (OR LIFE OF CLASS)

SERVICE 2 CLASS RETURN .......  2.31%       15.56%         15.23%(1)

MSCI World IndexSM ...........  9.04%       16.96%         14.89%(3)

CLASS S RETURN (ADJUSTED) ....  2.27%       15.54%         10.00%

MSCI World IndexSM ...........  9.04%       16.96%          7.00%


(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered,

      Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)   Templeton Global Advisors Limited has managed the Portfolio since

      December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by

      Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from

      February 1, 2000 through December 2, 2005. Performance prior to February

      1, 2000 is attributable to a different sub-adviser.

(3)   The index returns for Service 2 Class shares are for the period beginning

      September 1, 2002.

MORE ON THE SUB-ADVISER


The Adviser has engaged Templeton Global Advisors, principally located at

Lyford Cay, Nassau, Bahamas, to serve as Sub-Adviser to the Portfolio.

Templeton Global Advisors is an indirect wholly-owned subsidiary of Franklin

Resources, Inc. As of December 31, 2007, Franklin and its affiliates had over

$643.7 billion in assets under management.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                  POSITION AND RECENT BUSINESS EXPERIENCE

_____________________ _____________________________________________________________________________________


Cindy Sweeting, CFA   Ms. Sweeting is president of Templeton Global Advisors Limited. Ms. Sweeting has

                      25 years of experience in the investment industry. She joined Franklin Templeton

                      Investments in Templeton's Nassau office in 1997. Ms. Sweeting has served as the lead portfolio manger of the Portfolio since December 2007.

The following individuals have secondary portfolio management responsibilities:

Tucker Scott, CFA     Mr. Scott is an executive vice president of Templeton Global Advisors Limited. He joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts. Prior to joining Templeton, Mr. Scott worked for

                      Aeltus Investment Management. Mr. Scott has served as portfolio manager of the

                      Portfolio since October 2007.

Lisa F. Myers, CFA    Ms. Myers is Vice President of Templeton Global Advisors. She has been employed by Templeton Global Advisors since 1996 and has held the roles of both a portfolio manager and research analyst. She has served as a portfolio manager of the Portfolio since December 2005.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.


                                       39


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO


SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, at least 80% of the net assets (plus borrowings for investment purposes) of the Portfolio will be invested in equity securities.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% of its assets in foreign securities, including emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.


Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate,

the value of an investment in the Portfolio will vary based upon the

Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research,

careful security selection and the continual monitoring of the Portfolio's investments.

The Sub-Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Sub-Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Sub-Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may invest up to 10% of its total assets in Real Estate

Investment Trusts ("REITs").

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Currency Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk


                        Other Investment Companies Risk


                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                                       40


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing the Portfolio's Service 2 Class shares' performance from year to year.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003       2004      2005     2006      2007

                                   23.63      7.03      14.99    3.90      21.03


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:    12.14%

  Worst:  1st Quarter   2005:    (5.54)%


                                       41


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Russell 1000(Reg. TM)

Growth Index. The Russell 1000(Reg. TM) Growth Index measures the performance of the 1,000 largest companies in the Russell 3000(Reg. TM) Index with higher price-to-book ratios and higher forecasted growth values. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                           AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                              1 YEAR      5 YEARS          10 YEARS

                                                                      (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN .................  21.03%       13.85%         12.51%(1)

Russell 1000(Reg. TM) Growth Index .....  11.81%       12.11%         10.47%(3)




(1)   Service 2 Class shares commenced operations on September 9, 2002.

(2)   On April 30, 2007, the Portfolio changed its name from ING Van Kampen

      Equity Growth Portfolio to ING Van Kampen Capital Growth Portfolio.

(3)   The index return for Service 2 Class shares is for the period beginning

      September 1, 2002.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $589.5 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:





NAME                POSITION AND RECENT BUSINESS EXPERIENCE

___________________ _________________________________________________________________________________________


Dennis Lynch        Mr. Lynch, Managing Director, joined Van Kampen in 1998 and has 13 years of investment industry experience. Mr. Lynch is the Portfolio's lead portfolio manager. He has managed the Portfolio since June 2004.

David Cohen         Mr. Cohen, Managing Director, joined Van Kampen in 1993 and has 21 years of investment industry experience. Mr. Cohen serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio. He has co-managed the Portfolio since June 2004.

Sam Chainani, CFA   Mr. Chainani, Managing Director, joined Van Kampen in 1996 and has 11 years of investment industry experience. Mr. Chainani serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio. He has co-managed the Portfolio since June 2004.

Alexander Norton    Mr. Norton, Executive Director, joined Van Kampen in 2000 and has over 14 years investment industry experience. Mr. Norton serves as the co-portfolio manager and works collaboratively with the other team members to manage the Portfolio. He has co-managed the Portfolio since October 2005.

Jason Yeung         Mr. Yeung, Executive Director, has been associated with Van Kampen in a research capacity from 2002 to 2007. Mr. Yeung serves as co-portfolio manager and works collaboratively with other team members to manage the Portfolio. He has co-managed the Portfolio since September 2007.




The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       42


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential.

The Portfolio may invest in securities of companies of any size. The

Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the

Portfolio invests at least 65% of its total assets in securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the

Portfolio may concentrate its holdings in a relatively small number of companies. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the

Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts,

futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 Currency Risk

                                Derivatives Risk

                              Diversification Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                                       43


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk


                           Other Investment Companies


                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing the Portfolio's Service 2 Class shares' performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003       2004     2005     2006       2007

                                   25.94      12.51    11.19    21.13      9.56


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2003:    15.35%

  Worst:  1st Quarter   2003:    (7.61)%


                                       44


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital

International World ("MSCI World") IndexSM. The MSCI World IndexSM is an

unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees,

brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                             1 YEAR      5 YEARS          10 YEARS

                                                                     (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN .................  9.56%       15.89%         13.93%(1)

MSCI World IndexSM .....................  9.04%       16.96%         14.89%(2)




(1)   Service 2 Class shares commenced operations on September 9, 2002.

(2)   The index return for Service 2 Class shares is for the period beginning

      September 1, 2002.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML")

so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2007, MSIM Inc.,

together with its affiliated asset management companies, managed assets of approximately $589.5 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                   POSITION AND RECENT BUSINESS EXPERIENCE

______________________ ____________________________________________________________________________________


Hassan Elmasry, CFA    Mr. Elmasry is the lead portfolio manager for the Global and American Franchise strategies and has managed the Portfolio since 2002. Mr. Elmasry joined Morgan

                       Stanley in 1995 and has 23 years investment experience.

Michael Allison, CFA   Mr. Allison is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since 2005. Mr. Allison joined Morgan Stanley in 2000 and has 10 years of investment experience.

Paras Dodhia           Mr. Dodhia is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since 2002. Mr. Dodhia joined Morgan Stanley in 2002 and has 8 years of investment experience.

Jayson Vowles          Mr. Vowles is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since 2003. Mr. Vowles joined Morgan Stanley in 2003 and has 6 years of investment experience.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       45


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Sub-Adviser seeks to achieve the

Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's Rating Corporation or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the

Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                             Growth Investing Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                           Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk


                           Other Investment Companies


                       Real Estate Investment Trusts Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                                       46


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998    1999       2000        2001        2002       2003       2004       2005      2006       2007

13.97   15.70       -2.24      -12.08      -14.88     27.71      13.92      9.89      15.81      2.43




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   1998:     17.26%

  Worst:  3rd Quarter   2002:    (17.98)%


                                       47


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Russell 1000(Reg. TM) Value Index. The Russell 1000(Reg. TM) Value Index is an

unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                          AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                            1 YEAR       5 YEARS          10 YEARS

                                                                     (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN ...............    2.43%       13.65%         12.64%(1)

Russell 1000(Reg. TM) Value Index ....   (0.17)%      14.63%         13.02%(3)

CLASS S RETURN (ADJUSTED) ............    2.43%       13.65%          6.22%

Russell 1000(Reg. TM) Value Index ....   (0.17)%      14.63%          7.68%




(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered,

      Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)   Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different sub-adviser.

(3)   The index returns for Service 2 Class shares is for the period beginning

      September 1, 2002.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $589.5 billion.


The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME                     POSITION AND RECENT BUSINESS EXPERIENCE

________________________ _____________________________________________________________________________________


James A. Gilligan, CFA   Mr. Gilligan, Managing Director, joined Van Kampen in 1985 and is a member of the

                         Equity Income Team. Mr. Gilligan is the lead portfolio manager and is responsible for the execution of the overall strategy of the Portfolio. Mr. Gilligan has managed the Portfolio since 2002.

James O. Roeder, CFA     Mr. Roeder, Executive Director, joined Van Kampen in 1999 and is a member of the

                         Equity Income Team. Mr. Roeder has managed the Portfolio since 2002.

Thomas Bastian, CFA      Mr. Bastian, Managing Director and a member of the Equity Income Team, joined

                         Van Kampen in 2003. Mr. Bastian is the co-lead portfolio manager and has managed the Portfolio since 2003. From 2001 to 2003, Mr. Bastian was a portfolio manager at

                         Eagle Asset Management.

Mark Laskin              Mr. Laskin, Executive Director and a member of the Equity Income Team, joined

                         Van Kampen in 2000 in an investment management capacity. He began managing the Portfolio in 2007.

Sergio Marcheli          Mr. Marcheli, Executive Director and portfolio manager for the Separately Managed

                         Account Strategies, has managed the Portfolio since 2003. From 1995 to 2002, Mr.

                         Marcheli was associated with Van Kampen in a research capacity.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       48


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of

Securities Dealers Automated Quotation ("NASDAQ") System. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser selects securities generally for long-term investment with an emphasis on a value-driven approach to bottom-up stock selection with a top-down asset allocation overlay. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States,

if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the

United States or if it is organized or has a principal office in the United

States; and (2) a company is considered to be in the real estate industry if it: (a) derives at least 50% of its revenues or profits from the ownership,

construction, management, financing or sale of residential, commercial or industrial real estate; or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above industries.


The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

.  equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

.  financial institutions which issue or service mortgages, not to exceed 25%

   of total assets;

.  securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;


.  high-yield debt securities and convertible bonds, not to exceed 20% of total assets;


.  mortgage- and asset-backed securities; and

.  covered options on securities and stock indices.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Asset Allocation Risk

                          Asset-Backed Securities Risk

                                       49


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

                                   Call Risk

                          Convertible Securities Risk

                              Debt Securities Risk

                                Derivatives Risk

                              Diversification Risk

                             Equity Securities Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                          Industry Concentration Risk


                                  Manager Risk


                            Market and Company Risk

                        Mortgage-Related Securities Risk


                        Other Investment Companies Risk


                       Real Estate Investment Trusts Risk

                                  Sector Risk

                            Securities Lending Risk

                                Value Investing

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       50


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998     1999       2000       2001      2002      2003       2004       2005       2006       2007

-13.57   -3.96     30.81      7.99      0.04      37.54      37.62      16.59      37.41      -17.85






              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   4th Quarter   2004:     17.77%

  Worst:  4th Quarter   2007:    (14.69)%



The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the Dow

Jones Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate

Securities Index consists of REITs and real estate operating companies. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                                  AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                               (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                                           1 YEAR        5 YEARS          10 YEARS

                                                                                     (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN .............................  (17.85)%        20.01%         17.94%(1)

Dow Jones Wilshire Real Estate Securities Index ....  (17.58)%        18.62%         16.62%(3)

CLASS S RETURN (ADJUSTED) ..........................  (17.86)%        20.01%         11.31%

Dow Jones Wilshire Real Estate Securities Index ....  (17.58)%        18.62%         14.45%




(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered,

      Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)   On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio.

      Performance prior to December 17, 2001 is attributable to a different sub-adviser.

(3)   The index return for Service 2 Class shares is for the period beginning

      September 1, 2002.

                                       51


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of

Morgan Stanley. As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $589.5 billion.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                 POSITION AND RECENT BUSINESS EXPERIENCE

____________________ ___________________________________________________________________________________


Theodore R. Bigman   Mr. Bigman, Managing Director, joined Van Kampen in 1995 and has 20 years of investment experience. He is Head of Global Real Estate, responsible for Morgan

                     Stanley Investment Management's real estate securities investment management business. Mr. Bigman is the Portfolio's lead portfolio manager and has managed the

                     Portfolio since 2001.



Mr. Bigman is supported by a team of five research analysts. Together, Mr.

Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       52


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO

SUB-ADVISER

Wells Capital Management, Inc. ("Wells Capital Management")

INVESTMENT OBJECTIVE


Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Sub-Adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio generally invests in securities of mid-sized companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the Sub-Adviser believes more attractive value opportunities exist. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.


The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.


PENDING MERGER - On March 27, 2008, the Board approved a proposal to reorganize the Portfolio into ING Pioneer Mid Cap Value Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2008. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING Pioneer Mid

Cap Portfolio. For more information regarding ING Pioneer Mid Cap Portfolio,

please contact a Shareholder Services representative at (800) 366-0066.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below:

                                   Call Risk

                              Debt Securities Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk

                        Mid-Capitalization Company Risk


                        Other Investment Companies Risk


                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

                                       53


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' (1998-2002) and

Service 2 Class shares' (2003-2007) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service

2 Class shares.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]





1998    1999        2000        2001        2002       2003       2004       2005      2006       2007

12.51   24.46       -15.36      -13.12      -29.36     30.93      12.44      5.70      14.96      -3.90




              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


  Best:   2nd Quarter   2003:     17.87%

  Worst:  2nd Quarter   2002:    (18.41)%


                                       54


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance - the

Russell Midcap(Reg. TM) Value Index. The Russell Midcap(Reg. TM) Value Index is

an unmanaged index that measures the performance of those Russell Midcap(Reg.

TM) companies with lower price-to-book ratios and lower forecasted growth values. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.






                            AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                        (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                               1 YEAR       5 YEARS          10 YEARS

                                                                        (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN .................  (3.90)%        11.44%         10.47%(1)

Russell Midcap(Reg. TM) Value Index ....  (1.42)%        17.92%         15.88%(3)

CLASS S RETURN (ADJUSTED) ..............  (3.89)%        11.43%          2.26%

Russell Midcap(Reg. TM) Value Index ....  (1.42)%        17.92%         10.18%




(1)   Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered,

      Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)   On April 30, 2007, ING Wells Fargo Mid Cap Disciplined Portfolio changed its name to ING Wells Fargo Disciplined Value Portfolio. Wells Capital

      Management has managed the Portfolio since August 29, 2005. Jennison

      Associates LLC managed the Portfolio from July 31, 2002 through August

      28, 2005. Performance prior to July 31, 2002 is attributable to a different sub-adviser.

(3)   The index return for Service 2 Class shares is for the period beginning

      September 1, 2002.

MORE ON THE SUB-ADVISER

Wells Capital Management, an indirect, wholly-owned subsidiary of Wells Fargo &

Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations,

endowments, trust companies and high net worth individuals.


The principal address of Wells Capital Management is 525 Market Street, 10th

Floor, San Francisco, CA 94105. As of December 31, 2007, Wells Capital

Management had over $219.9 billion in total assets under management.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                        POSITION AND RECENT BUSINESS EXPERIENCE

___________________________ _________________________________________________________________________________________


Robert J. Costomiris, CFA   Mr. Costomiris is the Managing Director and senior portfolio manager for the Disciplined

                            Value Equity team of Wells Capital Management and has been responsible for the day-to-day management of the Portfolio since August 2005. Prior to joining Wells

                            Capital Management in 2005, he held the same responsibilities at Strong Capital

                            Management from 2001 through 2005. Prior to joining Strong Capital Management,

                            Mr. Costomiris spent 4 years as the Director of Research at Thomson Horstmann &

                            Bryant in New Jersey and 4 years as a Senior Investment Consultant at Hewitt Associates in Chicago, Illinois. Mr. Costomiris is a member of the CFA Institute and has earned the Chartered Financial Analyst ("CFA") designation.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       55


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

SUB-ADVISER

Wells Capital Management, Inc. ("Wells Capital Management")

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The

Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index at the time of purchase. The range of the Russell 2500TM Index was $27 million to

$20.6 billion, as of December 31, 2007. The market capitalization of companies in the index changes with market conditions and the composition of the index.

The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk


                                  Manager Risk


                            Market and Company Risk

                           Market Capitalization Risk


                           Other Investment Companies


                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

                             Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

                                       56


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of Similarly Managed Mutual

Funds."


The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Service 2 Class shares'

performance from year to year.


                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]


1998   1999   2000   2001   2002   2003   2004   2005   2006       2007

                                                        19.52      -3.87


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


  Best:   1st Quarter   2006:    13.67%

  Worst:  4th Quarter   2007:    (5.20)%


                                       57


--------------------------------------------------------------------------------

                   DESCRIPTION OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------


The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Service 2 Class shares' performance to those of two broad measures of market performance - the Russell 2000(Reg. TM)

Value Index and Russell 2000(Reg. TM) Index. The Russell 2000(Reg. TM) Value

Index measures those 2,000 measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000(Reg. TM) Index measures the performance of the 2,000 smallest companies in the Russell 3000(Reg. TM) Index. The Russell 2000(Reg. TM) Value

Index is intended to be the comparative index for the Portfolio. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing.

It is not possible to invest directly in the indices.






                            AVERAGE ANNUAL TOTAL RETURNS(1)

                       (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                               1 YEAR           5 YEARS         10 YEARS

                                                           (OR LIFE OF CLASS)


SERVICE 2 CLASS RETURN .................  (3.87)%          5.49%(1)              N/A

Russell 2000(Reg. TM) Value Index ......  (9.78)%          4.93%(2)              N/A

Russell 2000(Reg. TM) Index ............  (1.57)%          7.38%(2)              N/A




(1)   Service 2 Class shares commenced operations on November 30, 2005.

(2)   The index returns are for the period beginning December 1, 2005.

MORE ON THE SUB-ADVISER

Wells Capital Management, an indirect, wholly-owned subsidiary of Wells Fargo &

Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations,

endowments, trust companies and high net worth individuals.


The principal address of Wells Capital Management is 525 Market Street, 10th

Floor, San Francisco, CA 94105. As of December 31, 2007, Wells Capital

Management had over $219.9 billion in total assets under management.


The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                        POSITION AND RECENT BUSINESS EXPERIENCE

___________________________ _____________________________________________________________________________________


Robert J. Costomiris, CFA   Mr. Costomiris has managed the Portfolio since November 2005. Prior to joining Wells

                            Capital Management in 2005, Mr. Costomiris held the same responsibilities at Strong

                            Capital Management, Inc. ("SCM") from 2001 through 2005. Prior to joining SCM,

                            he spent 4 years as the Director of Research at Thomson Horstmann & Bryant in

                            New Jersey and 4 years as a Senior Investment Consultant at Hewitt Associates in

                            Chicago, Illinois. Mr. Costomiris is a member of the CFA Institute and has earned the Chartered Financial Analyst ("CFA") designation.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       58


--------------------------------------------------------------------------------

                          PORTFOLIO FEES AND EXPENSES

--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by the Service 2 Class shares of the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2007. Actual expenses paid by the Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable

Contract or Qualified Plan. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a

Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT).

Not Applicable.

                             SERVICE 2 CLASS SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)





                                                         DISTRIBUTION

                                                          (12B-1) AND

                                                          SHAREHOLDER

                                             MANAGEMENT    SERVICES      OTHER

PORTFOLIO                                       FEE         FEES(2)    EXPENSES

-------------------------------------------  ----------  ------------  --------


ING AllianceBernstein Mid Cap Growth(5)         0.77%        0.50%     0.00%

ING BlackRock Large Cap Growth(5)               0.80%        0.50%     0.00%

ING BlackRock Large Cap Value(5)                0.80%        0.50%     0.00%

ING Capital Guardian U.S. Equities(5)           0.75%        0.50%     0.00%

ING FMRSM Diversified Mid Cap(5)                0.63%        0.50%     0.00%

ING Franklin Income                             0.65%        0.50%     0.13%(9)

ING Lord Abbett Affiliated(5)                   0.75%        0.50%     0.00%

ING T. Rowe Price Capital Appreciation(5)       0.64%        0.50%     0.00%

ING T. Rowe Price Equity Income(5)              0.64%        0.50%     0.00%

ING Templeton Global Growth(5)                  0.90%        0.50%     0.00%

ING Van Kampen Capital Growth(5)                0.65%        0.50%     0.00%

ING Van Kampen Global Franchise(5)              0.96%        0.50%     0.00%

ING Van Kampen Growth and Income(5)             0.64%        0.50%     0.00%

ING Van Kampen Real Estate(5)                   0.64%        0.50%     0.00%

ING Wells Fargo Disciplined Value(5)            0.64%        0.50%     0.00%

ING Wells Fargo Small Cap Disciplined           0.77%        0.50%     0.15%(9)


                                               ACQUIRED

                                                 FUND       TOTAL         WAIVERS,          NET

                                              OPERATING   OPERATING    REIMBURSEMENTS,   OPERATING

PORTFOLIO                                    EXPENSES(3)   EXPENSES  AND RECOUPMENTS(4)   EXPENSES

-------------------------------------------  -----------  ---------  ------------------  ---------


ING AllianceBernstein Mid Cap Growth(5)          N/A        1.27%        (0.10)%          1.17%(8)

ING BlackRock Large Cap Growth(5)                N/A        1.30%        (0.24)%          1.06%

ING BlackRock Large Cap Value(5)                 N/A        1.30%        (0.16)%(6)       1.14%

ING Capital Guardian U.S. Equities(5)          0.00%(7)     1.25%        (0.10)%          1.15%(8)

ING FMRSM Diversified Mid Cap(5)               0.00%(7)     1.13%        (0.10)%          1.03%

ING Franklin Income                              N/A        1.28%        (0.14)%          1.14%

ING Lord Abbett Affiliated(5)                    N/A        1.25%        (0.10)%          1.15%(8)

ING T. Rowe Price Capital Appreciation(5)        N/A        1.14%        (0.10)%          1.04%

ING T. Rowe Price Equity Income(5)               N/A        1.14%        (0.10)%          1.04%

ING Templeton Global Growth(5)                   N/A        1.40%        (0.10)%          1.30%

ING Van Kampen Capital Growth(5)                 N/A        1.15%        (0.12)%(6)       1.03%

ING Van Kampen Global Franchise(5)               N/A        1.46%        (0.10)%          1.36%

ING Van Kampen Growth and Income(5)            0.00%(7)     1.14%        (0.10)%          1.04%

ING Van Kampen Real Estate(5)                    N/A        1.14%        (0.10)%          1.04%

ING Wells Fargo Disciplined Value(5)             N/A        1.14%        (0.10)%          1.04%

ING Wells Fargo Small Cap Disciplined            N/A        1.42%        (0.15)%          1.27%





(1)   This table shows the estimated operating expenses for Service 2 Class shares of each Portfolio as a ratio of expenses to average daily net assets. For all Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Service 2 shares for its most recently completed fiscal year, as adjusted for contractual changes,

      if any, and fee waivers to which DSL as investment adviser to each

      Portfolio, has agreed for each Portfolio for the current fiscal year.



(2)   ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the distribution fee for Service 2 Class shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.



(3)   The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolios directly. These fees and expenses include each Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Operating Expenses.



(4)   DSL has entered into written expense limitation agreements with certain

      Portfolios under which it will limit expenses of these Portfolios,

      excluding interest, taxes, brokerage, extraordinary expenses and Acquired

      Fund Fees and Expenses, if applicable, subject to possible recoupment by

      DSL within three years. The amount of these Portfolios' expenses waived,

      reimbursed or recouped during the last fiscal year is shown under the heading Waivers, Reimbursements, and Recoupments. The expense limitation agreements will continue through at least May 1, 2009. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL or the Trust provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the


                                       59


--------------------------------------------------------------------------------

                    PORTFOLIO FEES AND EXPENSES (continued)

--------------------------------------------------------------------------------


  Management Agreement. This amount also includes the 0.10% distribution fee waiver which footnote 2 explains in more detail. In addition, the expense limitation agreements may be terminated by the Trust upon at least 90 days'

  written notice to the applicable Portfolio's Adviser, DSL. Pursuant to a side agreement effective April 30, 2007, DSL has effected an expense limit for ING BlackRock Large Cap Growth Portfolio through May 1, 2009. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it. For more information regarding the expense limitation agreements or side agreements for these Portfolios, please see the Statement of Additional Information.



(5)   The Management Agreement between the Trust and its Adviser, DSL, provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios, (except for ING Franklin

      Income and ING Wells Fargo Small Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the

      Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of

      DSL or the Trust, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the

      Portfolios, expenses paid through the 12b-1 plan and service agreement,

      interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.



(6)   DSL has contractually agreed to waive a portion of the advisory fee for

      ING BlackRock Large Cap Value and ING Van Kampen Capital Growth

      Portfolios. Based upon average net assets as of December 31, 2007, the advisory fee waiver for these Portfolios would equal (0.06)% and (0.02)%,

      respectively. This advisory fee waiver will continue through at least May

      1, 2009. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSL elects to renew it.

(7)   Amount represents less than 0.01% and is included in Other Expenses.



(8)   A portion of the brokerage commissions that ING Alliance Bernstein Mid

      Cap Growth, ING Capital Guardian U.S. Equities and ING Lord Abbett

      Affiliated Portfolios pay is used to reduce each Portfolio's expenses.

      Including these reductions, the total Net Operating Expenses for each

      Portfolio for the year ended December 31, 2007 would have been 1.15%,

      1.14% and 1.14%, respectively. This arrangement may be discontinued at any time.



(9)   Pursuant to its administration agreement with the Trust, ING Funds

      Services, LLC receives an annual administration fee equal to 0.10% of ING

      Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolio's

      average daily net assets, which is reflected in Other Expenses.


                                       60


--------------------------------------------------------------------------------

                    PORTFOLIO FEES AND EXPENSES (continued)

--------------------------------------------------------------------------------


EXAMPLES. The Examples are intended to help you compare the cost of investing in Service 2 Class shares of the Portfolios with the cost of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher.

Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary. The Examples assume that you invest $10,000 in the Service 2 Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Service 2 Class shares' operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:






PORTFOLIO(1)                               1 YEAR    3 YEARS    5 YEARS    10 YEARS


ING AllianceBernstein Mid Cap Growth       $ 119     $  393     $  687    $  1,525

ING BlackRock Large Cap Growth             $ 108     $  388     $  690    $  1,547

ING BlackRock Large Cap Value              $ 116     $  396     $  698    $  1,554

ING Capital Guardian U.S. Equities         $ 117     $  387     $  677    $  1,502

ING FMRSM Diversified Mid Cap              $ 105     $  349     $  613    $  1,366

ING Franklin Income                        $ 116     $  392     $  689    $  1,533

ING Lord Abbett Affiliated                 $ 117     $  387     $  677    $  1,502

ING T. Rowe Price Capital Appreciation     $ 106     $  352     $  618    $  1,377

ING T. Rowe Price Equity Income            $ 106     $  352     $  618    $  1,377

ING Templeton Global Growth                $ 132     $  433     $  756    $  1,671

ING Van Kampen Capital Growth              $ 105     $  353     $  621    $  1,387

ING Van Kampen Global Franchise            $ 138     $  452     $  788    $  1,738

ING Van Kampen Growth and Income           $ 106     $  352     $  618    $  1,377

ING Van Kampen Real Estate                 $ 106     $  352     $  618    $  1,377

ING Wells Fargo Disciplined Value          $ 106     $  352     $  618    $  1,377

ING Wells Fargo Small Cap Disciplined      $ 129     $  435     $  762    $  1,689




(1)   The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five- and ten year periods.

                                       61


--------------------------------------------------------------------------------

                           SUMMARY OF PRINCIPAL RISKS

--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT

PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT

ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S

INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL

RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTION OF THE PORTFOLIOS"

SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL

PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF

INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ASSET ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


ASSET-BACKED SECURITIES RISK. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates.

During such periods, reinvestment of the prepayment proceeds by a Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. A

Portfolio's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.


BORROWING RISK. A Portfolio may borrow for temporary emergency purposes,

including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. A cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call,"

or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT DERIVATIVES RISK. Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A

Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the

Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the

U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

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

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in depositary receipts,

including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts,

to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index.

Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio.

Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940

Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a

Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have,

negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to:

price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities.

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities

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will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S.

investments for many reasons, including changes in currency exchange rates;

unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries;

foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying,

selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global

Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities

(commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.

These less liquid securities could include securities of small- and mid-sized

U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.


INCOME RISK. A Portfolio's income may fall due to falling interest rates.

Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by market industry.

INFLATION-INDEX BONDS RISK. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect

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to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates.

When interest rates are rising, the prices of debt securities tend to fall.

When interest rates are falling, the prices of debt securities tend to rise.

Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism,

or other factors.

INVESTMENT BY FUNDS-OF-FUNDS RISK. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a

Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The

Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

LEVERAGING RISK. Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose a Portfolio to greater risk and increase its costs. To mitigate leverage risk, the Adviser or Sub-Adviser to a

Portfolio will segregate liquid assets on the books of a Portfolio or otherwise cover the transactions. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of a Portfolio's portfolio will be magnified when the Portfolio uses leverage. A Portfolio will also have to pay interest on its borrowings,

reducing the Portfolio's return. This interest expense may be greater than a

Portfolio's return on the underlying investment.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition.

Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a

Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the

Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

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Many sub-advisers of equity Portfolios employ styles that are characterized as

"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.

For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some

Portfolios that are characterized as growth or value can have greater volatility than other Portfolios managed by other managers in a growth or value style.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small-

and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger,

fully-valued companies. Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result,

stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions.

For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time.

Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely,

fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines,

more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a

Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline,

borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and

Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's

Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial

Average Tracking Stocks


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("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers"

(which are tied to large decreases in stock prices) halts trading generally.

Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the

OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of a Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of a Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.

Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

REAL ESTATE INVESTMENT TRUSTS ("REITS") RISK. Investing in REITs may subject a

Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type.

These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

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

RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES RISK. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that a Portfolio's sub-adviser believes are cheap relative to an economically equivalent security of the same or another company.

Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.


A merger, tender or exchange offer, or other corporate restructuring proposed at the time a Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

SECTOR RISK. A sector is a group of selected industries, such as technology. A

Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector,

volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S.

government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.


SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies.

Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, a Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves,

political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International

Monetary Fund or other multilateral agencies. If a government entity defaults,

it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company.

Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and a Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage

Association. Other U.S. government securities are not direct obligations of the

U.S. Treasury, but

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rather are backed by the ability to borrow directly from the U.S. Treasury.

Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S.

government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.


WHEN ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. A

Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. A Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security a Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.


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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under the

Portfolio's principal investment strategies, is diversified, as defined in the

1940 Act. A diversified portfolio may not, as to 75% of its total assets,

invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio is non-fundamental. Investment policies are fundamental if so designated in this Prospectus or in the

Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the

Portfolio's name. For more information about these policies, please consult the

SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at

http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names,

investment objectives and principal investment strategies as those of the

Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern.

Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect a Portfolio.

Instead, a Portfolio may invest in securities believed to present less risk,

such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a

Portfolio may engage are identified and discussed, together with their risks,

in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES


In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the

Portfolios (except for, ING Franklin Income and ING Wells Fargo Small Cap

Disciplined Portfolios). DSL procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing and ordinary legal services. For these Portfolios, DSL also acts as liaison among the various service providers to these Portfolios,

including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares,

among others. DSL also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a

Portfolio, interest on borrowing, fees and expenses of the Independent

Trustees, including the cost of the Trustees and Officers Errors and Omissions

Liability Insurance coverage and the cost of counsel to the Independent

Trustees, and extraordinary expenses, such as litigation or indemnification expenses.


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

The Trust pays a management fee to DSL for its services. Out of this management fee, DSL in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSL, out of its management fee,

pays many of the ordinary expenses for each Portfolio (except for ING Franklin

Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds

Services, LLC ("ING Funds Services"), an affiliate of the Adviser, under which

ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds

Services on behalf of ING Franklin Income and ING Wells Fargo Small Cap

Disciplined Portfolios. The administrative services performed by ING Funds

Services on behalf of DSL and ING Franklin Income and ING Wells Fargo Small Cap

Disciplined Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the

Portfolios for compliance with applicable legal requirements and monitors the

Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the

principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed

Services, Inc. ("DSI"), the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory

Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public

Disclosure Hotline at 800-289-9999.


RULE 12B-1 DISTRIBUTION FEES.  The Trust has adopted a Rule 12b-1 Distribution

Plan (the "12b-1 Plan") for the Service 2 Class shares of each Portfolio. The

12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to ING Funds Distributor, as the Distributor, to pay or reimburse certain distribution-related expenses. ING Funds Distributor has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than

0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 Plan include, but are not limited to, the costs of the following:


(a)        printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b)        expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)        holding seminars and sales meetings designed to promote Trust shares;

(d)        obtaining information and providing explanations to variable contract owners or other investors regarding a portfolio's investment objectives and policies and other information about the

           Trust and the portfolios including the performance of the

           portfolio's Service 2 Class shares;

(e)        training sales personnel regarding the Trust;

(f)        compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust;

           and

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(g)        financing any other activity that the Trust's Board of Trustees

           ("Board") determines is primarily intended to result in the sale of the Portfolios' Service 2 Class shares.


SERVICE FEES.  The Trust has entered into a Shareholder Services Plan (the

"Plan") for the Service 2 Class shares of each Portfolio. The Plan allows DSL,

the Distributor, to use payments under the Plan for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Service 2 Class shares of the Portfolios. Services that may be provided under the Plan include, among other things, providing information about the Portfolios. Under the Plan, each Portfolio makes payments to DSL at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 Class shares.


HOW ING COMPENSATES ENTITIES OFFERING ITS PORTFOLIOS AS INVESTMENT OPTIONS IN

THEIR INVESTMENT PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the 12-1 Plan and Plan, the Portfolios' Adviser or Distributor

(collectively "ING"), out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies.

The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable

Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING

Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra

Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser has entered into similar agreements with affiliated insurers,

including, but not limited to: ING Life Insurance and Annuity Company;

ReliaStar Life Insurance Company; ReliaStar Company of New York; Security Life

of Denver; ING USA Annuity and Life Insurance Company and ING Life Insurance

Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a

Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable

Contracts and for services provided to Variable Contract owners. Neither the

Portfolios, nor the Adviser or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS


Each Portfolio is available to serve as an investment option offered through

Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as

amended and the underlying U.S. Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to

Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict


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

because of differences in tax treatment or other considerations. The Board of

Trustees ("Board") directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan,

investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified

Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent.

In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE")

(normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The

Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified

Plans, other investment companies or other permitted investors. Certain

Portfolios may not be available as investment options in your Variable

Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account,

investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.


Each Portfolio's shares may be purchased by other investment companies,

including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management.

For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios'

administrator has agreements which require such intermediaries to provide detailed account information including trading history, upon request of the

Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent,

short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a

Portfolio may have their trading privileges suspended without violating the stated

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excessive trading policy of the intermediary. The Portfolios reserve the right,

in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each

Adviser or a Sub-Adviser to invest assets in an orderly, long-term manner.

Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios'

performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a

Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV,

investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing"

presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage,

stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a

Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI.

Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios'

website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

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The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days.

The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the

Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest,

approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the

Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

.  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

.  Securities of an issuer that has entered into a restructuring;

.  Securities whose trading has been halted or suspended;

.  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

.  Securities that are restricted as to transfer or resale.


The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The

Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the

Portfolio determines its NAV per share.


When an insurance company or Qualified Plan is buying shares of the Portfolios,

it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

                                       75


--------------------------------------------------------------------------------

                          MANAGEMENT OF THE PORTFOLIOS

--------------------------------------------------------------------------------

ADVISER

DSL, a Delaware limited liability company, serves as the adviser to the

Portfolios. DSL has overall responsibility for the management of the

Portfolios. DSL oversees all investment advisory and portfolio management services for the Portfolios.

On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer.

As a result of this reorganization, DSI's advisory contracts were assumed by

DSL.


DSL is registered with the SEC as an investment adviser and DSL is registered with the FINRA as a broker-dealer. DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed approximately $47.4 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody

Drive, West Chester, PA 19380.

DSL has engaged one or more sub-advisers to provide day-to-day management of each Portfolio's portfolio. Some of these sub-advisers are affiliates of DSL,

and some are independent.

DSL acts as a "manager-of-managers" for the Portfolios. DSL delegates to the sub-adviser of the Portfolios the responsibility for investment management,

subject to DSL's oversight. DSL is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Board of the

Trust. It is not expected the DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Trust and DSL received exemptive relief from the SEC permitting DSL, with the approval of the Board, to appoint additional non-affiliated sub-advisers or replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the shareholders. A Portfolio will notify shareholders of any change in the identity of a sub-adviser of a Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the

Portfolio and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either DSL or the Board of the Trust. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the

Portfolios.


                                       76


--------------------------------------------------------------------------------

                    MANAGEMENT OF THE PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ADVISORY FEES

DSL receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more

Portfolios).

The following table shows the aggregate annual advisory fee paid by each

Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:


                                                          ADVISORY FEES

PORTFOLIO                                     (AS A % OF AVERAGE NET ASSETS)

     ING AllianceBernstein Mid Cap Growth            0.77%

     ING BlackRock Large Cap Growth                  0.80%

     ING BlackRock Large Cap Value                   0.80%

     ING Capital Guardian U.S. Equities              0.75%

     ING FMRSM Diversified Mid Cap                   0.63%

     ING Franklin Income                             0.65%

     ING Lord Abbett Affiliated                      0.75%

     ING T. Rowe Price Capital Appreciation          0.64%

     ING T. Rowe Price Equity Income                 0.64%

     ING Templeton Global Growth                     0.90%

     ING Van Kampen Capital Growth                   0.65%

     ING Van Kampen Global Franchise                 0.96%

     ING Van Kampen Growth and Income                0.64%

     ING Van Kampen Real Estate                      0.64%

     ING Wells Fargo Disciplined Value               0.64%

     ING Wells Fargo Small Cap Disciplined           0.77%



For information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2007.


                                       77


--------------------------------------------------------------------------------

                            TAXES AND DISTRIBUTIONS

--------------------------------------------------------------------------------

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain.

Each Portfolio also intends to comply with the diversification requirements of

Section 817(h) of the Code and the underlying regulations for Variable

Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

Since the sole shareholders of a Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF

YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS

FOR THE VARIABLE CONTRACT.

                                       78


--------------------------------------------------------------------------------

                 PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

--------------------------------------------------------------------------------


ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Income

Portfolio, ING Franklin Mutual Shares Portfolio, ING Lord Abbett Affiliated

Portfolio, ING Templeton Global Growth Portfolio, ING Wells Fargo Disciplined

Value Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold either directly to the public on a retail basis or through variable products and that are advised or sub-advised by BlackRock Financial Management, Franklin Mutual,

Lord Abbett, Templeton Global Advisors and Wells Capital Management,

respectively.


While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable

Funds would be negatively impacted if the total operating expenses of the

Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each

Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT

REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE

INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD

REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE

STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE

INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE

PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each

Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable

Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.


The following table shows the average annual total returns of the Comparable

Funds for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmarks.(1)






                                                                                                  10 YEARS

                                                                                                 (OR SINCE

                                                            1 YEAR     3 YEARS     5 YEARS       INCEPTION)


BlackRock Inflation Protected Bond Fund Portfolio -

Institutional

Class (BPRIX) ........................................  11.83%        5.30%         -           6.70%(2)

(Comparable to ING BlackRock Inflation Protected Bond

Portfolio)

Lehman Brothers(Reg. TM) Global Real U.S. TIPS Index .  11.64%        4.85%         -           6.02%(3)

Franklin Income Fund - Class A (FKINX ) ..............   5.31%        8.51%     13.42%          8.49%

(Comparable to ING Franklin Income Portfolio)

S&P 500(Reg. TM) Index ...............................   5.49%        8.62%     12.83%          5.91%

Lehman Brothers(Reg. TM) Government/Credit Bond Index    7.23%        4.44%      4.44%          6.01%

Mutual Shares Fund - Class Z (MUTHX) .................   3.30%       10.51%     14.25%          9.26%

(Comparable to ING Franklin Mutual Shares Portfolio)

S&P 500(Reg. TM) Index ...............................   5.49%        8.62%     12.83%          5.91%




                                       79


--------------------------------------------------------------------------------

           PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS (continued)

--------------------------------------------------------------------------------





                                                                                                   10 YEARS

                                                                                                  (OR SINCE

                                                            1 YEAR      3 YEARS     5 YEARS      INCEPTION)


Lord Abbett Affiliated Fund - Class Y (LAFYX) ........    3.66%        8.00%     13.17%          7.90%(4)

(Comparable to ING Lord Abbett Affiliated Portfolio)

Russell 1000(Reg. TM) Value Index ....................   (0.17)%       9.32%     14.63%          6.86%(5)

Templeton Growth Fund - Class A (TEPLX) ..............    2.19%       10.42%     15.91%          9.44%

(Comparable to ING Templeton Global Growth Portfolio)

MSCI World IndexSM ...................................    9.04%       12.75%     16.96%          7.00%

Wells Fargo Advantage Mid Cap Disciplined Fund -

Class I

(SMCDX) ..............................................   (4.89)%       6.68%     15.66%         14.59%(6)

(Comparable to ING Wells Fargo Disciplined Value

Portfolio)

Russell Midcap(Reg. TM) Value Index ..................   (1.42)%      10.11%     17.92%         10.18%(7)

Wells Fargo Advantage Small Cap Disciplined Fund -

Class I

(SCOVX) ..............................................   (4.79)%       3.86%     18.26%         13.84%(8)

(Comparable to ING Wells Fargo Small Cap Disciplined

Portfolio)

Russell 2000(Reg. TM) Value Index ....................   (9.78)%       5.27%     15.80%          9.48%(9)





(1)   The Lehman Brothers(Reg. TM) Global Real U.S. TIPS Index is an unmanaged market index made up of U.S. Treasury Inflation Linked Indexed securities. The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Lehman Brothers(Reg. TM)

      Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate and long-term government and investment grade corporate debt securities having maturities of greater than one year. The Russell 1000(Reg. TM) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI

      World IndexSM is an unmanaged index that measures the performance of over

      1,400 securities listed on exchanges in the United States, Europe,

      Canada, Australia, New Zealand and the Far East. The Russell Midcap(Reg.

      TM) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(Reg. TM) Index measures the performance of the smallest 800 companies in the Russell 1000(Reg. TM)

      Index. The Russell 2000(Reg. TM) Value Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell

      3000(Reg. TM) Index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower than forecasted growth values.

(2)   Fund commenced operations on June 24, 2004.

(3)   Index return is for the period beginning July 1, 2004.


(4)   Fund commenced operations on March 27, 1998.

(5)   Index return is for period beginning April 1, 1999.


(6)   Portfolio commenced operations on December 31, 1998.

(7)   Index return is for period beginning January 1, 1999.


(8)   Fund commenced operations on March 28, 2002.

(9)   Index return is for period beginning April 1, 2002.

                                       80


--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's Service 2 Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. The information has been derived from the Portfolios' financial statements, which have been audited by

KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.


--------------------------------------------------------------------------------

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO





                                                                                       SERVICE 2 CLASS

                                                               ________________________________________________________________

                                                                                   YEAR ENDED DECEMBER 31,

                                                               ________________________________________________________________

                                                                   2007         2006          2005          2004        2003

                                                               ___________  ___________  _____________  ___________  __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $          16.82        18.94         17.76         14.88        8.92

Income (loss) from investment operations:

Net investment loss                                     $         (0.14)       (0.07)        (0.14)*       (0.10)      (0.10)

Net realized and unrealized gain on investments         $           1.90         0.32          1.32          2.98        6.06

Total from investment operations                        $           1.76         0.25          1.18          2.88        5.96

Less distributions from:

Net realized gains on investments                       $           1.19         2.37            -             -           -

Total distributions                                     $           1.19         2.37            -             -           -

Net asset value, end of year                            $          17.39        16.82         18.94         17.76       14.88

TOTAL RETURN(1)                                         %          10.69         1.59          6.64         19.35       66.82

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $        20,494       19,611        17,517        12,901       4,638

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           1.27         1.27          1.28          1.18        1.19

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(2)                                             %           1.17         1.17          1.18          1.18        1.19

Net expenses after expense waiver and brokerage         %           1.15         1.14          1.16          1.12        1.14

  commission recapture(2)

Net investment loss after expense waiver and

brokerage commission

recapture(2)                                             %         (0.80)       (0.43)        (0.81)        (0.93)      (0.86)

Portfolio turnover rate                                 %           113          122           103           126         111




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


                                       81


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO





                                                                                    SERVICE 2 CLASS

                                                            ________________________________________________________________

                                                              YEAR ENDED       MAY 26,     JANUARY 1,       YEAR ENDED

                                                             DECEMBER 31,    2006(1) TO     2005 TO        DECEMBER 31,

                                                            ______________  DECEMBER 31,   OCTOBER 2, ______________________

                                                                 2007           2006        2005(2)       2004       2003

                                                            ______________ ______________ ___________ ___________ __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                  $           11.45          11.37        10.44       10.20       8.05

Income (loss) from investment operations:

Net investment loss                                   $          (0.01)         (0.01)       (0.04)      (0.01)     (0.02)

Net realized and unrealized gain on investments       $            0.77           0.91         0.52        1.11       2.17

Total from investment operations                      $            0.76           0.90         0.48        1.10       2.15

Less distributions from:

Net realized gains on investments                     $              -            0.82           -         0.85         -

Return of capital                                     $              -              -            -         0.01         -

Total distributions                                   $              -            0.82           -         0.86         -

Net asset value, end of period                        $           12.21          11.45        10.92       10.44      10.20

TOTAL RETURN(3)                                       %            6.64           8.03         4.60       10.93      26.71

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                     $          8,280             12        2,294       2,167        857

Ratios to average net assets:

Gross expenses prior to expense waiver(4)             %            1.30           1.30         1.32        1.21       1.20

Net expenses after expense waiver(4)(5)(6)            %            1.06           1.16         1.20        1.21       1.20

Net investment loss after expense waiver(4)(5)(6)     %          (0.14)         (0.12)       (0.52)      (0.09)     (0.43)

Portfolio turnover rate                               %            195            139           78         204        102




--------------------------------------------------------------------------------

(1)   Commencement of operations.


(2)   Service 2 Class was fully redeemed on October 3, 2005 and recommenced operations on May 26, 2006.


(3)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4)   Annualized for periods less than one year.


(5)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(6)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.


--------------------------------------------------------------------------------

ING BLACKROCK LARGE CAP VALUE PORTFOLIO





                                                                                    SERVICE 2 CLASS

                                                           __________________________________________________________________

                                                                                YEAR ENDED DECEMBER 31,

                                                           __________________________________________________________________

                                                               2007         2006          2005          2004         2003

                                                           ___________  ___________  _____________  ___________  ____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                $           13.82        12.26         11.67          10.96         8.44

Income from investment operations:

Net investment income                             $            0.06*        0.07*         0.05           0.02        0.00**

Net realized and unrealized gain on investments   $            0.53         1.89          0.54           1.22        2.62

Total from investment operations                  $            0.59         1.96          0.59           1.24        2.62

Less distributions from:

Net investment income                             $            0.03         0.07             -           0.01        0.01

Net realized gains on investments                 $            0.44         0.33          0.00**         0.52        0.09

Total distributions                               $            0.47         0.40          0.00**         0.53        0.10

Net asset value, end of year                      $           13.94        13.82         12.26          11.67       10.96

TOTAL RETURN(1)                                     %          4.11        16.20          5.06          11.41       31.07

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                   $           4,304        4,560         3,134         2,417          805

Ratios to average net assets:

Gross expenses prior to expense waiver              %          1.30         1.30          1.32           1.20        1.20

Net expenses after expense waiver(2)                %          1.14         1.15          1.18           1.20        1.20

Net investment income after expense waiver(2)       %          0.40         0.53          0.45           0.22        0.01

Portfolio turnover rate                             %           110          103           170            75           76




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

                                       82


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO





                                                                                        SERVICE 2 CLASS

                                                                ______________________________________________________________

                                                                                    YEAR ENDED DECEMBER 31,

                                                                 ______________________________________________________________

                                                                     2007         2006         2005         2004        2003

                                                                 ___________  ___________  ___________  ___________  __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $           12.43        12.18        11.52         10.58        7.76

Income (loss) from investment operations:

Net investment income                                   $            0.06*        0.04*        0.03*         0.03        0.01

Net realized and unrealized gain (loss) on investments  $           (0.04)        1.12         0.67          0.93        2.81

Total from investment operations                        $            0.02         1.16         0.70          0.96        2.82

Less distributions from:

Net investment income                                   $            0.05         0.04         0.04          0.02          -

Net realized gains on investments                       $            1.12         0.87            -            -           -

Total distributions                                     $            1.17         0.91         0.04          0.02          -

Net asset value, end of year                            $           11.28        12.43        12.18         11.52       10.58

TOTAL RETURN(1)                                           %         (0.62)       10.08         6.13          9.10       36.34

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $           8,503       11,098       10,963       10,038       6,788

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage      %          1.25         1.25         1.25          1.15        1.15

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(2)                                               %          1.15         1.15         1.15          1.15        1.15

Net expenses after expense waiver and brokerage           %          1.14         1.14         1.14          1.14        1.14

  commission recapture(2)

Net investment income after expense waiver and

brokerage commission

recapture(2)                                               %          0.50         0.37         0.27          0.31        0.13

Portfolio turnover rate                                   %            37           26           33           23          21




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO





                                                                                      SERVICE 2 CLASS

                                                              _______________________________________________________________

                                                                                  YEAR ENDED DECEMBER 31,

                                                              _______________________________________________________________

                                                                   2007          2006          2005        2004       2003

                                                              _____________ _____________ _____________ __________ __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $         13.32         13.19          12.24        9.90       7.43

Income (loss) from investment operations:

Net investment income (loss)                            $         (0.01)         0.00**       (0.03)*     (0.03)       0.01

Net realized and unrealized gain on investments         $          1.91          1.50           1.95        2.39       2.46

Total from investment operations                        $          1.90          1.50           1.92        2.36       2.47

Less distributions from:

Net investment income                                   $          0.00**           -             -         0.02         -

Net realized gains on investments                       $          0.06          1.37           0.97          -          -

Total distributions                                     $          0.06          1.37           0.97        0.02         -

Net asset value, end of year                            $         15.16         13.32          13.19       12.24       9.90

TOTAL RETURN(1)                                         %         14.28         11.79          16.76       23.83      33.24

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $        59,534        42,398        30,511       9,814      3,752

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %          1.13          1.15           1.24        1.16       1.15

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(2)                                             %          1.03          1.05           1.14        1.16       1.15

Net expenses after expense waiver and brokerage         %          1.03          1.05           1.14        1.16       1.15

  commission recapture(2)

Net investment income (loss) after expense waiver and

brokerage commission

recapture(2)                                             %         (0.02)         0.02         (0.20)      (0.45)       0.17

Portfolio turnover rate                                 %           147           160           186         151         93




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

                                       83


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING FRANKLIN INCOME PORTFOLIO





                                                                     SERVICE 2 CLASS

                                                               ___________________________

                                                                 YEAR ENDED      MAY 3,

                                                                DECEMBER 31,   2006(1) TO

                                                               _____________  DECEMBER 31,

                                                                    2007          2006

                                                               _____________ _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $         11.02           9.99

Income (loss) from investment operations:

Net investment income                                    $          0.60*         0.33*

Net realized and unrealized gain (loss) on investments   $         (0.31)         0.70

Total from investment operations                         $          0.29          1.03

Less distribution from:

Net investment income                                    $          0.12             -

Net realized gains on investments                        $          0.02             -

Total distributions                                      $          0.14             -

Net asset value, end of period                           $         11.17         11.02

TOTAL RETURN(2)                                          %          2.56         10.31

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $         9,017         2,917

Ratio to average net assets:

Gross expenses prior to expense wavier(3)                $          1.28          1.30

Net expenses after expense waiver(3)(4)(5)               $          1.14          1.14

Net investment income after expense waiver(3)(4)(5)      $          5.32          4.57

Portfolio turnover rate                                  $            30             9




--------------------------------------------------------------------------------


(1)   Commencement of operations.


(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.



(5)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO





                                                                                       SERVICE 2 CLASS

                                                                ______________________________________________________________

                                                                                   YEAR ENDED DECEMBER 31,

                                                                ______________________________________________________________

                                                                    2007         2006         2005         2004        2003

                                                                ___________  ___________  ___________  ___________  __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                     $           12.61        11.94        11.47        10.52         8.03

Income from investment operations:

Net investment income                                  $            0.12*        0.14*        0.11*        0.13*        0.08

Net realized and unrealized gain on investments        $            0.40         1.79         0.50         0.89         2.42

Total from investment operations                       $            0.52         1.93         0.61         1.02         2.50

Less distributions from:

Net investment income                                  $            0.21         0.11         0.14         0.07         0.01

Net realized gains on investments                      $            0.31         1.15            -            -           -

Total distributions                                    $            0.52         1.26         0.14         0.07         0.01

Net asset value, end of year                           $           12.61        12.61        11.94        11.47        10.52

TOTAL RETURN(1)                                          %          4.03        17.31         5.41         9.73        31.11

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                        $           3,429        3,688        2,803        1,917       1,015

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage     %          1.25         1.25         1.25         1.15         1.15

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(2)                                              %          1.15         1.15         1.15         1.15         1.15

Net expenses after expense waiver and brokerage          %          1.14         1.14         1.15         1.15         1.15

  commission recapture(2)

Net investment income after expense waiver and

brokerage commission

recapture(2)                                              %          0.91         1.12         0.94         1.22         1.07

Portfolio turnover rate                                  %           131           48          141           36          40




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


                                       84


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO





                                                                                        SERVICE 2 CLASS

                                                               _________________________________________________________________

                                                                                    YEAR ENDED DECEMBER 31,

                                                               _________________________________________________________________

                                                                   2007          2006          2005         2004         2003

                                                               ____________  ____________  ___________  ___________  ___________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $          26.46         25.03        24.44        21.35        17.15

Income from investment operations:

Net investment income                                   $           0.55*         0.51*        0.34*        0.39*        0.28*

Net realized and unrealized gain on investments         $           0.69          2.90         1.45         3.12         4.00

Total from investment operations                        $           1.24          3.41         1.79         3.51         4.28

Less distributions from:

Net investment income                                   $           0.46          0.30         0.33         0.26         0.06

Net realized gains on investments                       $           2.70          1.68         0.87         0.16         0.02

Total distributions                                     $           3.16          1.98         1.20         0.42         0.08

Net asset value, end of year                            $          24.54         26.46        25.03        24.44        21.35

TOTAL RETURN(1)                                         %           4.27         14.45         7.59        16.48        24.96

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $        113,774       115,617       91,510       55,360       20,123

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %           1.14          1.15         1.15         1.07         1.09

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(2)                                             %           1.04          1.05         1.05         1.05         1.08

Net expenses after expense waiver and brokerage         %           1.04          1.04         1.05         1.05         1.08

  commission recapture(2)

Net investment income after expense waiver and

brokerage commission

recapture(2)                                             %           2.10          2.00         1.35         1.72         1.62

Portfolio turnover rate                                 %             60            58           23           21           12




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO





                                                                                      SERVICE 2 CLASS

                                                               ______________________________________________________________

                                                                                  YEAR ENDED DECEMBER 31,

                                                               ______________________________________________________________

                                                                   2007         2006         2005         2004        2003

                                                               ___________  ___________  ___________  ___________  __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $         15.40        13.72        13.70        12.12         9.72

Income from investment operations:

Net investment income                                   $          0.24*        0.21*        0.19*        0.17*        0.16

Net realized and unrealized gain on investments         $          0.26         2.29         0.30         1.60         2.27

Total from investment operations                        $          0.50         2.50         0.49         1.77         2.43

Less distributions from:

Net investment income                                   $          0.21         0.20         0.15         0.12         0.02

Net realized gains on investments                       $          0.57         0.62         0.32         0.07         0.01

Total distributions                                     $          0.78         0.82         0.47         0.19         0.03

Net asset value, end of year                            $         15.12        15.40        13.72        13.70        12.12

TOTAL RETURN(1)                                         %          2.95        18.93         3.75        14.61        25.10

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $        69,427       61,853       38,469       23,759      11,362

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %          1.14         1.15         1.15         1.07         1.09

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(2)                                             %          1.04         1.04         1.05         1.07         1.09

Net expenses after expense waiver and brokerage         %          1.04         1.04         1.05         1.06         1.08

  commission recapture(2)

Net investment income after expense waiver and

brokerage commission

recapture(2)                                             %          1.56         1.43         1.41         1.40         1.58

Portfolio turnover rate                                 %            27           19           18           16          12




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


                                       85


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO





                                                                                       SERVICE 2 CLASS

                                                                ______________________________________________________________

                                                                                   YEAR ENDED DECEMBER 31,

                                                                ______________________________________________________________

                                                                    2007         2006         2005         2004        2003

                                                                ___________  ___________  ___________  ___________  __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                     $            14.39        13.54        12.43        11.30        8.29

Income from investment operations:

Net investment income                                  $             0.17         0.14         0.06         0.02        0.02

Net realized and unrealized gain on investments        $             0.19         2.55         1.14         1.18        2.99

Total from investment operations                       $             0.36         2.69         1.20         1.20        3.01

Less distributions from:

Net investment income                                  $             0.13         0.13         0.09         0.07          -

Net realized gains on investments                      $             0.33         1.71           -            -           -

Total distributions                                    $             0.46         1.84         0.09         0.07          -

Net asset value, end of year                           $            14.29        14.39        13.54        12.43       11.30

TOTAL RETURN(1)                                          %           2.31        21.71         9.78        10.64       36.31

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                        $           8,171        8,480        6,469        4,770       2,081

Ratio to average net assets:

Gross expenses prior to expense waiver and brokerage     %           1.40         1.43         1.47         1.41        1.41

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(2)                                              %           1.30         1.33         1.37         1.41        1.41

Net expenses after expense waiver and brokerage          %           1.30         1.32         1.37         1.41        1.40

  commission recapture(2)

Net investment income after expense waiver and

brokerage commission

recapture(2)                                              %           1.08         1.11         0.49         0.21        0.23

Portfolio turnover rate                                  %            23           20          109           28          23




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.


--------------------------------------------------------------------------------

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO





                                                                                       SERVICE 2 CLASS

                                                                _____________________________________________________________

                                                                                   YEAR ENDED DECEMBER 31,

                                                                _____________________________________________________________

                                                                    2007         2006         2005        2004        2003

                                                                ___________  ___________  ___________  __________  __________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                     $            11.83        11.79        10.28        9.65        7.89

Income (loss) from investment operations:

Net investment income (loss)                           $             0.02       (0.05)       (0.03)        0.03      (0.01)

Net realized and unrealized gain on investments        $             2.43         0.49         1.57        0.65        1.87

Total from investment operations                       $             2.45         0.44         1.54        0.68        1.86

Less distributions from:

Net investment income                                  $               -            -          0.03          -           -

Net realized gains on investments                      $             0.44         0.40           -         0.05        0.10

Total distributions                                    $             0.44         0.40         0.03        0.05        0.10

Net asset value, end of year                           $            13.84        11.83        11.79       10.28        9.65

TOTAL RETURN(1)                                          %          21.03         3.90        14.99        7.03       23.63

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                        $          14,459       13,403       12,816       9,790       5,893

Ratios average net assets:

Gross expenses prior to expense waiver                   %           1.15         1.15         1.08        1.05        1.17

Net expenses after expense waiver(2)                     %           0.97         1.03         1.06        1.05        1.17

Net investment income (loss) after expense waiver(2)     %           0.12       (0.39)       (0.30)        0.33      (0.10)

Portfolio turnover rate                                  %            56           59           84         170         120




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.


                                       86


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO





                                                                                  SERVICE 2 CLASS

                                                          ________________________________________________________________

                                                                             YEAR ENDED DECEMBER 31,

                                                          ________________________________________________________________

                                                              2007         2006         2005         2004         2003

                                                          ___________  ___________  ___________  ___________  ____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                 $         15.85         13.83       12.59        11.19          8.93

Income from investment operations:

Net investment income                              $          0.29*         0.18        0.15*        0.13*         0.08

Net realized and unrealized gain on investments    $          1.22          2.65        1.25         1.27          2.23

Total from investment operations                   $          1.51          2.83        1.40         1.40          2.31

Less distributions from:

Net investment income                              $             -          0.25        0.02            -            -

Net realized gains on investments                  $          0.49          0.56        0.14            -         0.00**

Return of capital                                  $             -            -            -            -         0.05

Total distributions                                $          0.49          0.81        0.16            -         0.05

Net asset value, end of year                       $         16.87         15.85       13.83        12.59        11.19

TOTAL RETURN(1)                                    %          9.56         21.13       11.19        12.51        25.94

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                    $        86,796       84,086       66,241       39,871       14,543

Ratios to average net assets:

Gross expenses prior to expense waiver             %          1.46          1.48        1.50         1.40         1.40

Net expenses after expense waiver(2)               %          1.36          1.38        1.40         1.40         1.40

Net investment income after expense waiver(2)      %          1.73          1.30        1.11         1.09         0.87

Portfolio turnover rate                            %            26           16           17            9            9




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


**    Amount is less than $0.005.

--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO





                                                                                       SERVICE 2 CLASS

                                                               _______________________________________________________________

                                                                                   YEAR ENDED DECEMBER 31,

                                                               _______________________________________________________________

                                                                   2007         2006         2005         2004         2003

                                                               ___________  ___________  ___________  ___________  ___________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $         28.13        26.96        24.79        21.99        17.25

Income from investment operations:

Net investment income                                   $          0.37*        0.38*        0.30*        0.24*        0.22*

Net realized and unrealized gain on investments         $          0.45         3.56         2.13         2.82         4.56

Total from investment operations                        $          0.82         3.94         2.43         3.06         4.78

Less distributions from:

Net investment income                                   $          0.39         0.30         0.26         0.26         0.04

Net realized gains on investments                       $          1.87         2.47            -            -            -

Total distributions                                     $          2.26         2.77         0.26         0.26         0.04

Net asset value, end of year                            $         26.69        28.13        26.96        24.79        21.99

TOTAL RETURN(1)                                         %          2.43        15.81         9.89        13.92        27.71

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $        77,135       80,628       70,395       53,321       24,079

Ratios to average net assets:

Gross expenses prior to expense waiver and brokerage    %          1.14         1.15         1.15         1.07         1.09

  commission recapture

Net expenses prior to expense waiver and brokerage      %          1.04         1.05         1.05         1.07         1.09

  commission recapture(2)

Net expenses after expense waiver and brokerage         %          1.04         1.04         1.04         1.05         1.05

  commission recapture(2)

Net investment income after expense waiver and

brokerage commission

recapture(2)                                             %          1.32         1.40         1.16         1.03         1.16

Portfolio turnover rate                                 %            25           30           39           52           62




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


                                       87


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO





                                                                                         SERVICE 2 CLASS

                                                                _________________________________________________________________

                                                                                     YEAR ENDED DECEMBER 31,

                                                                _________________________________________________________________

                                                                    2007         2006          2005          2004         2003

                                                                ___________  ___________  _____________  ___________  ___________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                       $          38.74       30.91          27.58         20.47       14.99

Income (loss) from investment operations:

Net investment income                                    $          0.41*        0.38*         0.42+*         0.62        0.75*

Net realized and unrealized gain (loss) on investments   $         (6.63)       10.61           4.07          7.07        4.87

Total from investment operations                         $         (6.22)       10.99           4.49          7.69        5.62

Less distributions from:

Net investment income                                    $          0.37         0.43           0.30          0.36        0.02

Net realized gains on investments                        $          3.87         2.73           0.86          0.22        0.12

Total distributions                                      $          4.24         3.16           1.16          0.58        0.14

Net asset value, end of year                             $         28.28        38.74          30.91         27.58       20.47

TOTAL RETURN(1)                                          %        (17.85)       37.41          16.59         37.62       37.54

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                          $        30,577       40,991        28,996        17,800        6,240

Ratios to average net assets:

Gross expenses prior to expense waiver                   %          1.14         1.15           1.15          1.06        1.08

Net expenses after expense waiver(2)                     %          1.04         1.05           1.05          1.06        1.08

Net investment income after expense waiver(2)            %          1.16         1.09          1.43+          3.88        4.42

Portfolio turnover rate                                  %            40           28            24            18           12




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


+     Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.39, increase net realized and unrealized gain on investments $0.39 and decrease the ratio of net investment to average net assets from 2.78% to 1.43% on Service 2

      Class shares.

--------------------------------------------------------------------------------

ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO





                                                                                         SERVICE 2 CLASS

                                                                 _______________________________________________________________

                                                                                     YEAR ENDED DECEMBER 31,

                                                                 _______________________________________________________________

                                                                     2007         2006         2005         2004         2003

                                                                 ___________  ___________  ___________  ___________  ___________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                      $           17.67         15.45       14.71         13.14        10.04

Income (loss) from investment operations:

Net investment income                                   $            0.19*         0.13        0.05*         0.04         0.02

Net realized and unrealized gain (loss) on investments  $           (0.86)         2.17        0.78          1.59         3.09

Total from investment operations                        $           (0.67)         2.30        0.83          1.63         3.11

Less distributions from:

Net investment income                                   $            0.17          0.08        0.09          0.06         0.01

Total distributions                                     $            0.17          0.08        0.09          0.06         0.01

Net asset value, end of year                            $           16.83         17.67       15.45         14.71        13.14

TOTAL RETURN(1)                                           %         (3.90)        14.96        5.70         12.44        30.93

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)                         $           4,133        4,739        4,007        3,292        1,641

Ratios average net assets:

Gross expenses prior to expense waiver and brokerage      %          1.14          1.15        1.16          1.07         1.09

  commission recapture

Net expenses after expense waiver and prior to

brokerage commission

recapture(2)                                               %          1.04          1.05        1.06          1.07         1.09

Net expenses after expense waiver and brokerage           %          1.04          1.05        1.03          1.03         1.04

  commission recapture(2)

Net investment income after expense waiver and

brokerage commission

recapture(2)                                               %          1.03          0.80        0.37          0.53         0.21

Portfolio turnover rate                                   %           106           97          176           90          106




--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


(2)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.



*     Calculated using average number of shares outstanding throughout the period.


                                       88


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO





                                                                           SERVICE 2 CLASS

                                                                ______________________________________

                                                                      YEAR ENDED          NOVEMBER 30,

                                                                     DECEMBER 31,          2005(1) TO

                                                                _______________________   DECEMBER 31,

                                                                    2007        2006          2005

                                                                ___________  __________  _____________


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                     $          11.38        9.73         10.00

Income (loss) from investment operations:

Net investment income (loss)                             $           0.07       0.04*        (0.01)

Net realized and unrealized gain (loss) on investments   $         (0.51)       1.86         (0.26)

Total from investment operations                         $         (0.44)       1.90         (0.27)

Less distributions from:

Net investment income                                    $             -        0.03             -

Net realized gains on investments                        $             -        0.22             -

Total distributions                                      $             -        0.25             -

Net asset value, end of period                           $          10.94      11.38           9.73

TOTAL RETURN(2)                                          %         (3.87)      19.52         (2.70)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $           642       1,313             1

Ratios to average net assets:

Gross expenses prior to expense waiver(3)                %           1.42       1.44           1.78

Net expense after expense waiver(3)(4)(5)                %           1.27       1.27           1.27

Net investment income (loss) after expense               %           0.54       0.33         (1.27)

  waiver(3)(4)(5)

Portfolio turnover rate                                  %           111          62             1




--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.


(4)   The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Service 2 Class shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.



(5)   The Investment Adviser has agreed to limit expenses, (excluding interest,

      taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services, LLC within three years of being incurred.



*     Calculated using average number of shares outstanding throughout the period.


                                       89


TO OBTAIN

MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investment is available in the

Portfolios' annual and semi-annual shareholder reports. In the annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or

to make inquiries about the Portfolios, please write to the Trust at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258, call 1-800-366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC

Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public

Reference Section, 100 F Street, NE Washington,  D.C. 20549-0102.

[GRAPHIC APPEARS HERE]

                                                          SEC FILE NO. 811-05629

04/28/08

ING INVESTORS TRUST

Prospectus

April 28, 2008

Stock Funds

ING American Funds Asset Allocation Portfolio

ING American Funds Bond Portfolio

ING American Funds Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the ING American Funds Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the ING American Funds Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, "Portfolios"). Only the ING American Funds Portfolios are offered in this prospectus ("Prospectus").

Master/Feeder Mutual Fund Structure

Each Portfolio described in this Prospectus operates as a "feeder fund" which means it invests all of its assets in a separate mutual fund, ("Master Fund"). Each Master Fund is a series of American Funds Insurance Series® ("American Funds"). Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. The differences in objectives and policies among the Master Funds can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. The Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities.

Under the master/feeder structure, each Portfolio may withdraw its investment in the corresponding Master Fund if the Trust's Board of Trustees ("Board") determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in a distribution of in-kind portfolio securities (as opposed to a cash distribution from such Master Fund). A Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in-kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Portfolio. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ING Investments, LLC to manage the Portfolio's assets either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments, LLC, or take other appropriate action.

Investment of each Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Portfolio, and a shareholder vote is not required for any Portfolio to withdraw its investment from its corresponding Master Fund.

Because each Portfolio invests all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and a portion of the fees and expenses of the Master Fund in which it invests, with the result that the Portfolio's expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of most of the other ING Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. The Master Funds are not established as partnerships, and therefore do not allocate income and expenses, but pay distributions to each Portfolio. However, other investors in a Master Fund may bear different expenses and sales charges than the Portfolio, which would result in differences in returns received by those investors.

Information about the American Funds and Capital Research Management Company ("CRMC") is provided with their permission and based on information provided by CRMC or derived from the American Funds. The prospectus for each Master Fund is delivered together with this Prospectus.

Investment Adviser to the Portfolios

ING Investments, LLC ("ING Investments" or "Adviser") serves as the investment adviser to the Portfolios. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

Investment Adviser to the Master Funds

CRMC serves as investment adviser to the Master Funds. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc.

2

Introduction (continued)

Portfolios and Master Funds

Each Master Fund is a series of American Funds. Each Portfolio's corresponding Master Fund in which it invests is listed below:

Feeder Fund Portfolio	American Funds Master Fund
ING American Funds Asset Allocation Portfolio	Asset Allocation Fund (Class 1 shares)

ING American Funds Bond Portfolio	Bond Fund (Class 1 shares)

ING American Funds Growth Portfolio	Growth Fund (Class 2 shares)

ING American Funds Growth-Income Portfolio	Growth-Income Fund (Class 2 shares)

ING American Funds International Portfolio	International Fund (Class 2 shares)

Investing Through Your Variable Contract or Qualified Plan

Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans"), outside the Variable Contract and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolios.

Why Reading this Prospectus and the Master Funds' Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios. Reading the Prospectus and the prospectus of the Master Funds will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus and the prospectus of the Master Funds for future reference.

3

Description of the Portfolios

ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO

Investment Objective

High total return (including income and capital gains) consistent with preservation of capital over the long term. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests all of its assets in the Master Fund, Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Asset Allocation Fund normally invests in common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.

The Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500® Composite Stock Price Index and up to 5% of its assets in debt securities of issuers domiciled outside the United States. The Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody's Investors Service, Inc. and BB or below by Standard & Poor's Rating Corporation or unrated but determined to be of equivalent quality) ("junk bonds").

The Asset Allocation Fund will vary its mix of equity securities, debt securities and money market instruments and expects, but is not required, to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio's assets in the Asset Allocation Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Asset Allocation Fund.

Principal Risks

The principal risks of investing in the Portfolio, by virtue of its investment in the Master Fund, and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio will change daily based on changes in the value of the securities that the Portfolio holds.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The principal investment strategies employed by the portfolio managers of the Master Fund may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

Credit Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Income Risk
Interest Rate Risk
Market and Company Risk
Maturity Risk
Price Volatility Risk

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these and other risks. This Prospectus and the prospectus of the Master Fund do not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio or the Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund.

4

Description of the Portfolios (continued)

Portfolio Performance

Since the Portfolio had not commenced operations as of December 31, 2007, there is no annual performance information included in this Prospectus.

Investment Adviser to the Master Fund

CRMC serves as the investment adviser to the Master Fund. Information about CRMC and the portfolio management of the Asset Allocation Fund is set out in the section entitled "Management of the Master Funds."

5

Description of the Portfolios (continued)

ING AMERICAN FUNDS BOND PORTFOLIO

Investment Objective

To maximize your level of current income and preserve your capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests all of its assets in the Master Fund, Class 1 shares of the Bond Fund, a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Bond Fund normally invests at least 80% of its assets in bonds and other debt securities.

The Bond Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in debt securities rated Ba or below by Moody's Investors Service, Inc. and BB or below by Standard & Poor's Rating Corporation or unrated but determined to be of equivalent quality ("junk bonds"). The Bond Fund may invest in debt securities of issuers domiciled outside the United States and may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio's assets in the Bond Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

Principal Risks

The principal risks of investing in the Portfolio, by virtue of its investment in the Master Fund, and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio will change daily based on changes in the value of the securities that the Portfolio holds.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The principal investment strategies employed by the portfolio managers of the Master Fund may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

Convertible Securities Risk
Credit Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Income Risk
Interest Rate Risk
Market and Company Risk
Maturity Risk
Price Volatility Risk

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these and other risks. This Prospectus and the prospectus of the Master Fund do not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio or the Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund.

6

Description of the Portfolios (continued)

Portfolio Performance

Since the Portfolio did not have a full calendar year of operations as of December 31, 2007, there is no annual performance information included in this Prospectus.

Investment Adviser to the Master Fund

CRMC serves as the investment adviser to the Master Fund. Information about CRMC and the portfolio management of the Bond Fund is set out in the section entitled "Management of the Master Funds."

7

Description of the Portfolios (continued)

ING AMERICAN FUNDS GROWTH PORTFOLIO

Investment Objective

The Portfolio seeks to make your investment grow. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Growth Fund normally invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The Growth Fund may invest up to 15% of its assets in the equity securities of issuers domiciled outside the United States and Canada. The Growth Fund is designed for investors seeking capital appreciation through an investment in stocks. Investors in the Growth Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio's assets in the Growth Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Growth Fund.

Principal Risks

The principal risks of investing in the Portfolio, by virtue of its investment in the Growth Fund, and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio will change daily based on changes in the value of the securities that the Portfolio holds.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The principal investment strategies employed by the portfolio managers of the Growth Fund may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Market and Company Risk
Market Trends Risk
Price Volatility Risk

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these and other risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund.

Portfolio Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and the table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

8

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter 2004:	10.47%
Worst:	4	th Quarter 2007:	(3.25)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance – the S&P 500® Index. The S&P 500® Index is a widely recognized, unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.

Average Annual Total Return(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
ING American Funds Growth Portfolio Return	11.76%	13.07	%(1)	N/A
S&P 500® Index	5.49%	11.09	%(2)	N/A

(1)  The Portfolio commenced operations on September 2, 2003.

(2)  The index return is for the period beginning September 1, 2003.

Investment Adviser to the Master Fund

CRMC serves as the investment adviser to the Master Fund. Information about CRMC and the portfolio management of the Growth Fund is set out in the section entitled "Management of the Master Funds."

9

Description of the Portfolios (continued)

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO

Investment Objective

The Portfolio seeks to make your investment grow and provide you with income over time. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Growth-Income Fund normally invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The Growth-Income Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and not included in the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio's assets in the Growth-Income Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Growth-Income Fund.

Principal Risks

The principal risks of investing in the Portfolio, by virtue of its investment in the Growth-Income Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio will change daily based on changes in the value of the securities that the Portfolio holds.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The principal investment strategies employed by the portfolio managers of the Growth-Income Fund may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Market and Company Risk
Market Trends Risk
Price Volatility Risk

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these and other risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund.

Portfolio Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and the table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

10

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter 2004:	8.06%
Worst:	4	th Quarter 2007:	(5.37)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance – the S&P 500® Index. The S&P 500® Index is a widely recognized, unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.

Average Annual Total Return(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
ING American Funds Growth-Income Portfolio Return	4.49%	10.01	%(1)	N/A
S&P 500® Index	5.49%	11.09	%(2)	N/A

(1)  The Portfolio commenced operations on September 2, 2003.

(2)  The index return is for the period beginning September 1, 2003.

Investment Adviser to the Master Fund

CRMC serves as the investment adviser to the Master Fund. Information about CRMC and the portfolio management of the Growth-Income Fund is set out in the section entitled "Management of the Master Funds."

11

Description of the Portfolios (continued)

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO

Investment Objective

The Portfolio seeks to make your investment grow over time. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the International Fund, a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the International Fund normally invests primarily in common stocks of companies located outside the United States.

The International Fund is designed for investors seeking capital appreciation through stocks. Investors in the International Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio's assets in the Class 2 shares of the International Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the International Fund.

Principal Risks

The principal risks of investing in the Portfolio, by virtue of its investment in the International Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio will change daily based on the changes in the value of the securities that the Portfolio holds.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The principal investment strategies employed by the portfolio managers of the International Fund may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

Currency Risk
Emerging Market Risk
Equity Securities Risk
Foreign Investment Risk
Liquidity Risk
Market and Company Risk
Market Trends Risk
Price Volatility Risk

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these and other risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund.

Portfolio Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and the table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter 2004:	12.49%
Worst:	2	nd Quarter 2004:	(2.01)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two broad measures of market performance – the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") and the Morgan Stanley Capital International All Country World ex-U.S. IndexSM (MSCI All Country World ex-U.S. IndexSM). The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index. The MSCI All Country World ex-U.S. IndexSM is a free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

Average Annual Total Return(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
ING American Funds International Portfolio Return	19.41%	21.55	%(1)	N/A
MSCI All Country World ex-U.S. IndexSM	16.65%	23.62	%(2)	N/A
MSCI EAFE® Index	11.17%	21.36	%(2)	N/A

(1)  The Portfolio commenced operations on September 2, 2003.

(2)  The index return is for the period beginning September 1, 2003.

Investment Adviser to the Master Fund

CRMC serves as the investment adviser to the Master Fund. Information about CRMC and the portfolio management of the International Fund is set out in the section entitled "Management of the Master Funds."

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Portfolio Fees and Expenses

The table that follows shows the estimated operating expenses paid each year by the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2007. The table reflects the estimated expenses of each Portfolio and its corresponding Master Fund. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolios and their corresponding Master Funds are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. Shareholders who acquire Portfolio shares through a Variable Contract or Qualified Plan should refer to the applicable plan document, contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should contact the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not Applicable.

Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee(2)	Distribution (12b-1) Fee	Shareholder Service Fee		Other Expenses(3)	Net Operating Expenses(4)
ING American Funds Asset Allocation	0.31%	0.45%	0.25	%(5)	0.04%	1.05%
ING American Funds Bond	0.40%	0.35%	0.25	%(5)	0.05%	1.05	%(6)
ING American Funds Growth	0.32%	0.50%	0.25	%(7)	0.03%	1.10%
ING American Funds Growth-Income	0.26%	0.50%	0.25	%(7)	0.03%	1.04%
ING American Funds International	0.49%	0.50%	0.25	%(7)	0.05%	1.29%

(1)  This table shows the estimated operating expenses for the Portfolios as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year except for ING American Funds Asset Allocation Portfolio and ING American Funds Bond Portfolio. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund. Because ING American Funds Asset Allocation Portfolio had not commenced operations as of December 31, 2007 and ING American Funds Bond Portfolio had not had a full calendar year of operations as of December 31, 2007, Other Expenses shown above are estimated for the current fiscal year.

(2)  Each of the Asset Allocation Fund, Bond Fund, Growth Fund, Growth-Income Fund and International Fund pays CRMC a management fee for advisory expenses at current asset levels of the Master Funds of 0.31%, 0.40%, 0.32%, 0.26% and 0.49%, respectively. If a Portfolio does not invest substantially all of its assets in another investment company, pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee based on a percentage of each Portfolio's average daily net assets as reflected in the "Adviser" section of the statement of additional information. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(3)  Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for each Portfolio, if the Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC does not charge an administration fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(4)  Capital Research Management Company ("CRMC") has voluntarily agreed to waive a portion of its management fee. Including this waiver, the "Net Operating Expenses" for the ING American Funds Asset Allocation Portfolio, ING American Funds Bond Portfolio, ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio and ING American Funds International Portfolio would have been 1.02%, 1.01%, 1.07%, 1.02%, and 1.24% respectively. This arrangement may be discontinued by CRMC at any time.

(5)  Shares of the Portfolio are subject to a Rule 12b-1 fee payable to ING Funds Distributor, LLC. Class 1 shares of the Master Fund do not charge a Rule 12b-1 fee.

(6)  Includes an estimated 0.01% of non-recurring offering expenses and excluding this amount, Net Operating Expenses would have been 1.04%.

(7)  The Portfolio does not pay a shareholder services fee. This fee is paid by the corresponding Master Fund. Shareholders of the Class 2 shares of the corresponding Master Fund pay only their proportionate share of the Shareholder Services Fee.

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Portfolio Fees and Expenses (continued)

Examples

The Examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the shares' operating expenses remain the same. The Examples do not reflect the expenses and charges of any Variable Contract or Qualified Plan that may use a Portfolio as its underlying investment option. If such expenses were reflected, the expense amounts indicated would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio(1)	1 Year	3 Years	5 Years	10 Years
ING American Funds Asset Allocation	$107	$334	$579	$1,283
ING American Funds Bond	$107	$332	$575	$1,272
ING American Funds Growth	$112	$350	$606	$1,340
ING American Funds Growth-Income	$106	$331	$574	$1,271
ING American Funds International	$131	$409	$708	$1,556

(1)  This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund for the one-year period and the first year of the three-, five-, and ten-year periods.

Summary of Principal Risks

The value of your investment in a Portfolio changes with the values of the corresponding Master Fund and its investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the "Description of the Portfolios" section and are described below. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by a Portfolio can change over time. Additional investment policies and risks of the Portfolios and Master Funds are set forth in the Statements of Additional Information ("SAIs") of the Portfolios and Master Funds, each of which is available upon request.

Convertible Securities Risk. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Master Fund or Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligation or goes bankrupt.

Credit Risk. A Master Fund or Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Currency Risk. A Master Fund or Portfolio that invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value

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Summary of Principal Risks (continued)

relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, investments in foreign currency-denominated securities may reduce the value of a Master Fund's or a Portfolio's investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after a Master Fund or Portfolio invests in those currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Master Fund or Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Master Fund or Portfolio invests in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings

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Summary of Principal Risks (continued)

disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

High-Yield, Lower-Grade Debt Securities Risk. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Income Risk. A Master Fund's or Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Master Fund or Portfolio's investments in illiquid securities may reduce the returns of a Master Fund or Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Master Fund or Portfolio could realize upon disposition. A Master Fund or Portfolio with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. A portfolio counselor of a Master Fund will apply investment techniques and risk analyses in making investment decisions for a Master Fund, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve a Master Fund's or Portfolio's investment objective, and a portfolio counselor of a Master Fund could do a poor job in executing an investment strategy. A portfolio counselor of a Master Fund may use investment techniques or invest in securities that are not part of a Master Fund's principal investment strategies. For example, if market conditions warrant, Master Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Master Funds that invest principally in small- to mid-sized capitalization companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Master Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing a Master Fund may leave their firm or be replaced.

Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by a Master Fund or Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Master Fund or Portfolio invests may still trail returns from the overall stock market.

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Summary of Principal Risks (continued)

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Master Fund or Portfolio may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Master Fund's and Portfolio's fixed-income investments will affect the volatility of a Master Fund's and Portfolio's share price.

Price Volatility Risk. The value of a Master Fund and Portfolio changes as the prices of their investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage and rating limitations on debt securities or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Portfolio in this Prospectus is diversified through investments made by the applicable Master Fund, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified Portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies).

Additional Information About the Portfolios and the Master Funds

The SAI of the Portfolios is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy of the SAI of the Portfolios and the SAI of the Master Funds without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Fundamental Investment Policies

Investment policies are fundamental if so designated in this Prospectus or the SAI. This means they may not be modified or changed without a vote of the shareholders.

Additional Investment Policies

Additional investment policies of the Master Funds and the Portfolios are set forth in the SAI of the Master Funds and the Portfolios, respectively, which are available upon request, without charge, by calling the Trust at 1-800-366-0066, or downloading them from the SEC's website http://www.sec.gov.

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More Information (continued)

Temporary Defensive Positions

Each Master Fund may also hold cash or money market instruments. The size of a Master Fund's cash position will vary and will depend on various factors, including market conditions and purchase and redemptions of Portfolio shares. A larger cash position could detract from the achievement of a Master Fund's investment objective in a period of rising market prices; conversely, it would reduce the Master Fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolios with administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is an affilitate of ING Investments, the Adviser of the Portfolios.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at (800) 289-9999.

Rule 12b-1 Distribution Plans

Shares of ING American Funds Asset Allocation Portfolio, ING American Funds Bond Portfolio, ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio and ING American Funds International Portfolio are subject to a Rule 12b-1 fee at an annual rate of up to 0.45%, 0.35%, 0.50%, 0.50% and 0.50% of average daily net assets, respectively ("Rule 12b-1 Plan"). In addition, Class 2 shares of each Master Fund pay a Rule 12b-1 fee of 0.25% of average annual net assets of the Master Fund. The Rule 12b-1 fees are paid for the sale and distribution of shares and for services provided to shareholders and contract owners. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

Rule 12b-1 fees are paid out of a Portfolio's assets (including the assets of the Master Fund) on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Portfolio and may, over time, be greater than other types of sales charges.

Service Fees

The Trust has entered into a Shareholder Services Plan (the "Plan") for ING American Funds Asset Allocation Portfolio and ING American Funds Bond Portfolio. The Plan allows DSL, the Distributor, to use payments under the Plan for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of shares of the Portfolios. Services that may be provided under the Plan include, among other things, providing information about the Portfolios. Under the Plan, each Portfolio makes payments to DSL at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its shares.

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How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Rule 12b-1 Plan and Plan, the Portfolios' Adviser or Distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Portfolios, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

Each Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h)of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of owners of Variable Contracts, Qualified Plans and other permitted investors for which a Portfolio serves as an investment option might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed ING Investments to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio, or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at

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More Information (continued)

disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAV of each Portfolio is determined based upon the NAV of the respective Master Fund.

Securities of each Master Fund are valued at their NAV. For more information regarding the determination of NAV of each Master Fund, including the circumstances under which the Master Funds will use fair value pricing and the effects of using fair value pricing, see the Master Funds' Prospectus and SAI.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Purchases and redemptions of shares may be made only by Separate Accounts for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to allocate amounts among investment options corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios' administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity would be harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether

21

More Information (continued)

directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity. You should also review the materials regarding frequent trading included in the Master Fund's current prospectus and SAI.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments or CRMC to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and in turn, the Master Funds, and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' or Master Funds' performance.

Although the policies and procedures known to the Portfolios that are followed by the Master Funds and the financial intermediaries that use the Portfolios as well as the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post its quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

22

Overall Management of the Trust

Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for each Portfolio. In the event the Board determines it is in the best interests of a Portfolio and its shareholders to withdraw a Portfolio's assets from the corresponding Master Fund, ING Investments may assume direct management of the Portfolio or may oversee a sub-adviser to manage the Portfolio's assets.

ING Investments is registered as an investment adviser with the SEC. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Investments became an investment management firm in April 1995.

As of December 31, 2007, ING Investments managed approximately $54 billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' (except for ING American Funds Asset Allocation Portfolio) annual shareholder report dated December 31, 2007. For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationship for ING American Funds Asset Allocation Portfolio, please see the Portfolio's semi-annual shareholder report that will be dated June 30, 2008.

ING Investments may engage one or more sub-advisers to provide the day-to-day management of the Portfolios. A sub-adviser may be an affiliate of ING Investments or may be independent. ING Investments acts as a "manager-of-managers" for the Portfolios. ING Investments may delegate to the sub-adviser of the Portfolios the responsibility for investment management, subject to ING Investments' oversight. ING Investments would be responsible for monitoring the investment program and performance of the sub-adviser of the Portfolios.

From time to time, ING Investments could also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios' Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolios and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Portfolios' Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios' shareholders. The Portfolios would notify shareholders of any change in the identity of the sub-adviser of the Portfolios or the addition of a sub-adviser to the Portfolios. In this event, the name of a Portfolio and its principal investment strategies may also change.

Advisory Fees

Pursuant to its investment advisory agreement with the Trust, ING Investments may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.31%, 0.40%, 0.32%, 0.26% and 0.49% of average daily net assets for the ING American Funds Asset Allocation Portfolio, ING American Funds Bond Portfolio, the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio and the ING American Funds International Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

Management Of The Master Funds

Investment Adviser to each Master Fund

CRMC, an experienced investment management organization founded in 1931, serves as investment adviser to each Master Fund and to other mutual funds, including those in The American Funds Group. CRMC, a wholly-owned subsidiary of The Capital Group Companies, Inc., is principally located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. CRMC manages the investment portfolio and business affairs of each Master Fund. As of December 31, 2007, CRMC managed more than $1.1 trillion in assets.

23

Management of the Master Funds (continued)

The total annual management fee paid by each Master Fund, as a percentage of average daily net assets, for the fiscal year ended December 31, 2007 is as follows:

Asset Allocation Fund(1)	0.31%
Bond Fund(1)	0.40%
Growth Fund(1)	0.32%
Growth-Income Fund(1)	0.26%
International Fund(1)	0.49%

(1)  CRMC has voluntarily agreed to waive a portion of its management fee for the Master Funds. Including this waiver, the management fee paid by Asset Allocation Fund, Bond Fund, Growth Fund, Growth-Income Fund and International Fund would have been 0.28%, 0.36%, 0.29%, 0.24% and 0.44%, respectively. This arrangement may be discontinued by CRMC at any time.

Sub-Adviser to each Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a funds' objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary portfolio managers for the Asset Allocation Fund are listed below.

		Years of Experience as Portfolio Counselor (and Research	Portfolio Counselor's Role in the Management	Approximate Years of Experience as an Investment Professional
Portfolio Counselor (Fund Title, if Applicable)	Primary Title With CRMC (or Affiliate)	Professional, if Applicable (approximate))	of the Master Fund	With CRMC or Affiliates	Total Years
Allen N. Berro	Senior Vice President – Capital World Investors, Capital Research and Management Company	8 years	An equity portfolio counselor	17	22

Susan M. Tolson	Senior Vice President – Fixed Income, Capital Research and Management Company	8 years	Fixed-income portfolio counselor	18	20

Michael T. Kerr	Senior Vice President – Capital World Investors, Capital Research and Management Company	3 years	An equity portfolio counselor	22	25

James R. Mulally	Senior Vice President – Fixed Income, Capital Research and Management Company	2 years	Fixed-income portfolio counselor	28	32

24

Management of the Master Funds (continued)

The primary portfolio managers for the Bond Fund are listed below.

		Years of Experience as Portfolio Counselor (and Research	Portfolio Counselor's Role in the Management	Approximate Years of Experience as an Investment Professional
Portfolio Counselor (Fund Title, if Applicable)	Primary Title With CRMC (or Affiliate)	Professional, if Applicable (approximate))	of the Master Fund	With CRMC or Affiliates	Total Years
Abner D. Goldstine	Senior Vice President – Fixed Income, Capital Research and Management Company	12 years	Fixed-income portfolio counselor	41	56

David C. Barclay	Senior Vice President – Fixed Income, Capital Research and Management Company	10 years	Fixed-income portfolio counselor	20	27

Mark H. Dalzell	Senior Vice President – Fixed Income, Capital Research and Management Company	3 years	Fixed-income portfolio counselor	20	27

David A. Hoag	Senior Vice President – Fixed Income, Capital Research and Management Company	Less than 1 year	Fixed-income portfolio counselor	17	20

The primary portfolio managers for the Growth Fund are listed below.

		Years of Experience as Portfolio Counselor (and Research	Portfolio Counselor's Role in the Management	Approximate Years of Experience as an Investment Professional
Portfolio Counselor (Fund Title, if Applicable)	Primary Title With CRMC (or Affiliate)	Professional, if Applicable (approximate))	of the Master Fund	With CRMC or Affiliates	Total Years
Donnalisa Barnum	Senior Vice President – Capital World Investors, Capital Research and Management Company	5 years	An equity portfolio counselor	22	27

Gregg E. Ireland	Senior Vice President – Capital World Investors, Capital Research and Management Company	2 years	An equity portfolio counselor	36	36

Michael T. Kerr	Senior Vice President – Capital World Investors, Capital Research and Management Company	3 years	An equity portfolio counselor	22	25

Ronald B. Morrow	Senior Vice President – Capital World Investors, Capital Research and Management Company	5 years (plus 6 years prior experience as a research professional for the Master Fund	An equity portfolio counselor	11	40

25

Management of the Master Funds (continued)

The primary portfolio managers for the Growth-Income Fund are listed below.

		Years of Experience as Portfolio Counselor (and Research	Portfolio Counselor's Role in the Management	Approximate Years of Experience as an Investment Professional
Portfolio Counselor (Fund Title, if Applicable)	Primary Title With CRMC (or Affiliate)	Professional, if Applicable (approximate))	of the Master Fund	With CRMC or Affiliates	Total Years
James K. Dunton, (Vice Chairman of the Board)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company	24 years (since the Master Fund began operations)	An equity portfolio counselor	46	46

Donald D. O'Neal (President and Trustee)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company	3 years	An equity portfolio counselor	23	23

Claudia P. Huntington (Vice President)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company	14 years (plus 5 years prior experience as a research professional for the Master Fund)	An equity portfolio counselor	33	35

J. Blair Frank	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company	2 years	An equity portfolio counselor	14	15

C. Ross Sappenfield	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company	9 years	An equity portfolio counselor	16	16

The primary portfolio managers for the International Fund are listed below.

		Years of Experience as Portfolio Counselor (and Research	Portfolio Counselor's Role in the Management	Approximate Years of Experience as an Investment Professional
Portfolio Counselor (Fund Title, if Applicable)	Primary Title With CRMC (or Affiliate)	Professional, if Applicable (approximate))	of the Master Fund	With CRMC or Affiliates	Total Years
Alwyn Heong	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company	12 years	A non-U.S. equity portfolio counselor	16	20

Sung Lee	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company	2 years	An equity portfolio counselor	14	14

Jesper Lyckeus	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company	1 year (plus 8 years prior experience as a research professional for the Master Fund).		13	21

The Master Funds' SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Master Funds.

26

Management of the Master Funds (continued)

Performance of Master Funds

The table presents total annualized returns of each Master Fund for the periods shown below through December 31, 2007, adjusted to reflect current expenses of each Portfolio. The information below does not present the actual performance of the Portfolios. Rather, the table presents the historical performance of the Master Funds, adjusted for the expenses of the Portfolios, as if the Portfolios had invested in the Master Funds for the periods presented. Performance information does not reflect the expenses of any Variable Contract, and performance would be lower if it did.

	1 Year(1)	5 Year(1)	10 Years(1)
Asset Allocation Fund (Class 1)	6.82%	12.24%	7.18%
Bond Fund (Class 1)	3.66%	6.30%	5.65%
Growth Fund (Class 2)	12.35%	17.23%	11.77	%(2)
Growth-Income Fund (Class 2)	5.04%	13.36%	8.31	%(2)
International Fund (Class 2)	20.02%	22.79%	12.19	%(2)

(1)  Performance is net of expenses of the Master Fund plus additional expenses of the Portfolios. These additional expenses, expressed as a ratio of expenses to average daily net assets, for the Portfolios are 0.50% for 12b-1 fees and 0.03% for other expenses, for a total of 0.53% for each of the Portfolios.

(2)  Both the Growth Fund and Growth-Income Fund commenced operations as of February 8, 1984; the International Fund commenced operations as of May 1, 1990

Advisory Fee

Under the master/feeder structure, each Master Fund pays CRMC a management fee based on the average daily net assets of the Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee. Under the master/feeder structure, each Portfolio may withdraw its investment in its Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ING Investments to manage either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments or taking other appropriate action.

27

Taxes and Distributions

Each Portfolio distributes its net investment income, if any, on its outstanding shares at least once annually. Each Portfolio can make distributions at other times if it chooses to do so. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share NAV by the per share amount paid.

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code") including requirements with respect to diversification of assets, distribution of income and sources of income. As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code and the Underlying Regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a portfolio to the insurance company's separate accounts.

Since the only shareholders of the Portfolios will be Separate Accounts, no discussion is included in this Prospectus as to the tax aspects at the shareholder level. The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.

Please refer to the SAI for more information about the tax status of the Portfolios.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

28

Financial Highlights

The following financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years or, if shorter, for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the years ended December 31, 2007, 2006, 2005 and 2004 and for the period ended 2003, the financial information has been derived from the Portfolios' financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

Because ING American Funds Asset Allocation Portfolio had not commenced operations as of December 31, 2007 (the Portfolio's fiscal year end) audited financial highlights are not available.

ING American Funds Bond Portfolio

November 12, 2007(1) to December 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.41
Net realized and unrealized loss on affiliated Master Fund	$(0.42)
Total from investment operations	$(0.01)
Net asset value, end of period	$9.99
Total Return(2)%	(0.10)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1
Ratio to average net assets:
Expenses excluding expenses of the Master Fund(3)%	0.52
Net investment income(3)%	30.48
Portfolio turnover rate(4)%	0
November 12, 2007(1) to December 31, 2007
Expenses including gross expenses of the Master Fund(3)%	0.93
Expenses including net expenses of the Master Fund(3)%	0.89
Portfolio turnover rate of the Master Fund %	57

(1)   Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the Master Fund.

29

Financial Highlights (continued)

ING American Funds Growth Portfolio

	Year Ended December 31,					September 2, 2003(1) to
	2007	2006	2005	2004		December 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$64.29	58.81	50.88	45.47		42.35
Income (loss) from investment operations:
Net investment income (loss)	$0.19	0.20 *	0.12	(0.09)		0.01
Net realized and unrealized gain on affiliated Master Fund	$7.37	5.46	7.82	5.50		3.11
Total from investment operations	$7.56	5.66	7.94	5.41		3.12
Less distributions from:
Net investment income	$0.18	0.11	—	0.00	**	—
Net realized gains from affiliated Master Fund	$0.55	0.07	0.01	0.00	**	—
Total distributions	$0.73	0.18	0.01	0.00	**	—
Net asset value, end of period	$71.12	64.29	58.81	50.88		45.47
Total Return(2)%	11.76	9.65	15.61	11.91		7.37
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,532,008	2,041,273	1,550,350	854,657		130,333
Ratio to average net assets:
Expenses excluding expenses of the Master Fund(3)%	0.52	0.53	0.52	0.53		0.53
Net investment income (loss)(3)%	0.31	0.33	0.27	(0.27)		0.09
Portfolio turnover rate(4)%	3	1	1	3		0 **
	Year Ended December 31,					September 2, 2003(1) to December 31,
	2007	2006	2005	2004		2003
Expenses including gross expenses of the Master Fund(3)%	1.10	1.12	1.12	1.14		1.17
Expenses including net expenses of the Master Fund(3)%	1.07	1.09	1.09	1.14		1.17
Portfolio turnover rate of the Master Fund %	40	35	29	30		34

(1)   Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the Master Fund.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than 0.500% or $0.005.

ING American Funds International Portfolio

	Year Ended December 31,						September 2, 2003(1) to
	2007		2006	2005	2004		December 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$22.56		19.24	16.03	13.53		11.78
Income from investment operations:
Net investment income	$0.28	*	0.27 *	0.23 *	0.22	*	0.12
Net realized and unrealized gain on affiliated Master Fund	$4.07		3.24	3.10	2.30		1.63
Total from investment operations	$4.35		3.51	3.33	2.52		1.75
Less distributions from:
Net investment income	$0.23		0.15	0.09	0.02		—
Net realized gains from affiliated Master Fund	$0.42		0.04	0.03	0.00	**	—
Total distributions	$0.65		0.19	0.12	0.02		—
Net asset value, end of period	$26.26		22.56	19.24	16.03		13.53
Total Return(2)%	19.41		18.35	20.92	18.64		14.86
Ratios and Supplemental Data:
Net assets, end of period (000's) $	1,608,774		1,126,589	718,768	326,471		44,814
Ratio to average net assets:
Expenses excluding expenses of the Master Fund(3)%	0.52		0.53	0.52	0.53		0.53
Net investment income(3)%	1.15		1.30	1.33	1.54		6.96
Portfolio turnover rate(4)%	6		4	2	5		2
	Year Ended December 31,						September 2, 2003(1) to December 31,
	2007		2006	2005	2004		2003
Expenses including gross expenses of the Master Fund(3)%	1.29		1.32	1.34	1.37		1.41
Expenses including net expenses of the Master Fund(3)%	1.24		1.27	1.29	1.36		1.41
Portfolio turnover rate of the Master Fund %	41		29	40	37		41

(1)   Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the Master Fund.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

30

Financial Highlights (continued)

ING American Funds Growth-Income Portfolio

	Year Ended December 31,						September 2, 2003(1) to
	2007		2006	2005	2004		December 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$43.90		38.72	36.93	33.67		30.83
Income from investment operations:
Net investment income	$0.49	*	0.47 *	0.38 *	0.29	*	0.20
Net realized and unrealized gain on affiliated Master Fund	$1.54		5.15	1.57	3.01		2.64
Total from investment operations	$2.03		5.62	1.95	3.30		2.84
Less distributions from:
Net investment income	$0.46		0.29	0.13	0.04		—
Net realized gains from affiliated Master Fund	$0.92		0.15	0.03	0.00	**	—
Total distributions	$1.38		0.44	0.16	0.04		—
Net asset value, end of period	$44.55		43.90	38.72	36.93		33.67
Total Return(2): %	4.49		14.61	5.29	9.79		9.21
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1,649,579		1,427,375	1,063,647	660,757		97,992
Ratio to average net assets:
Expenses excluding expenses of the Master Fund(3)%	0.52		0.53	0.52	0.53		0.53
Net investment income(3)%	1.07		1.14	1.00	0.84		4.41
Portfolio turnover rate(4)%	3		1	1	2		0 **
	Year Ended December 31,						September 2, 2003(1) to December 31,
	2007		2006	2005	2004		2003
Expenses including gross expenses of the Master Fund(3)%	1.04		1.06	1.06	1.08		1.12
Expenses including net expenses of the Master Fund(3)%	1.02		1.03	1.04	1.08		1.12
Portfolio turnover rate of the Master Fund %	24		25	20	21		21

(1)   Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the Master Fund.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than 0.500% or $0.005.

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TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments will be available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, call (800) 366-0066 or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street N.E. Washington, D.C. 20549-0102.

04/28/08  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Adviser Class

ING Focus 5 Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Adviser Class shares of ING Focus 5 Portfolio, a series of ING Investors Trust. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference.

1

Introduction

ING Investors Trust

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios. Only ING Focus 5 Portfolio ("Portfolio") is offered in this prospectus ("Prospectus").

Adviser

Directed Services LLC ("DSL" or "Adviser") serves as the investment adviser to the Portfolio. The Portfolio has a sub-adviser referred to herein as "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

Portfolio and Sub-Adviser

ING Focus 5 Portfolio – ING Investment Management Co.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I") and Service Class ("Class S") shares. The three classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered in this Prospectus. ADV Class shares are not subject to any sales loads.

Investing through your Variable Contract or Qualified Plan

Shares of the Portfolio may be offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio. Class I shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolio

ING FOCUS 5 PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Total return through capital appreciation and dividend income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

ING Focus 5 Portfolio seeks to achieve its investment objective by investing in the common stocks of companies that are identified through five distinct investment strategies:

•  the U.S. LargeCap Market 10 Strategy;

•  the U.S. Blue-Chip 10 Strategy;

•  the International Blue-Chip 75 Strategy;

•  the Small Cap 40 Strategy; and

•  the 25 Fund Strategy.

Each of these investment strategies involves investment approaches that are based on formulas as described below. The Sub-Adviser follows these formulas in determining which securities to buy, retain, and sell. The formulas are objective and the Portfolio is different from many other mutual funds in that the Sub-Adviser does not apply subjective judgment in stock selection, retention, and sale decisions.

The combination of the five investment strategies is intended to seek total return through a portfolio that is highly diversified in many respects:

•  in providing exposure to both U.S. and foreign issuers;

•  in providing exposure to both large- and small-capitalization stocks;

•  in providing exposure to stocks that exhibit growth and value style characteristics or a combination of those characteristics; and

•  in providing exposure to stocks selected on the basis of their recent dividends and to stocks selected without regard to their dividend history.

The common stocks are selected through each of these investment strategies only once annually ("Portfolio Construction Date"). The initial Portfolio Construction Date was on or about August 20, 2007. Thereafter, the Portfolio Construction Date is on or about the first business day after January 1 of each year. The Sub-Adviser seeks to buy and sell common stocks in accordance with the investment strategies within five days before or after the Portfolio Construction Date, which is referred to as the "Trading Period." During the rest of the year, the Sub-Adviser will not make changes in the Portfolio's holdings except for extraordinary events such as a merger, acquisition, or bankruptcy. Under such circumstances, the Sub-Adviser will allocate the proceeds from the sale of common stock affected by an extraordinary event to a company in the same industry sector as the common stock being sold ("Replacement Stock"). The Sub-Adviser will select this Replacement Stock from a list of companies derived from the strategy that originally identified the common stock being sold on the same day that the affected common stock is sold.

Throughout the year, the Sub-Adviser may also trade to invest cash inflows to the Portfolio and for dividend reinvestment. Purchases and sales of common stocks made at times other than during the Trading Period will generally be made in approximately the same proportion that stocks are then held by the Portfolio (or, in the case of dividend reinvestment, in the same proportion that stocks are held pursuant to the strategy that generated the dividends).

To effectively manage cash inflows and outflows, the Portfolio may maintain a cash position, which normally will not exceed 5% of net assets. This 5% of the Portfolio's net assets may also include the use of derivatives. The Portfolio may

3

Description of the Portfolio (continued)

invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations thereunder.

The Portfolio expects to invest in the securities determined by each of the investment strategies with an approximately equal amount initially invested pursuant to each investment strategy.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The securities which comprise the above investment strategies are selected as follows:

The U.S. LargeCap Market 10 Strategy

The U.S. LargeCap Market 10 Strategy invests approximately equal amounts in the common stocks of 10 companies selected from the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"). As of December 31, 2007, the smallest company in the S&P 500® Index had a market capitalization of $708 million and the largest company had a market capitalization of $511 billion. These companies are selected using the following process:

•  the 250 companies with the largest market capitalizations as of the last business day prior to the Portfolio Construction Date in the S&P 500® Index are chosen and ranked by price-to-sales ratios;

•  from the selected companies, the 125 companies with the lowest price-to-sales ratios as of the last business day prior to the Portfolio Construction Date are then ranked by share price appreciation in the last year; and

•  from those companies, the common stocks of the 10 companies with the greatest share price appreciation over the prior year are purchased.

The U.S. LargeCap Market 10 Strategy is not expected to track the performance of the S&P 500® Index.

The U.S. Blue-Chip 10 Strategy

The U.S. Blue-Chip 10 Strategy invests approximately equal amounts in the common stocks of 10 companies selected from the Dow Jones Industrial Average ("DJIA") with the highest dividend yield over the prior year.

The U.S. Blue-Chip 10 Strategy is not expected to reflect the entire DJIA nor track the performance of the DJIA.

The International Blue-Chip 75 Strategy

The International Blue-Chip 75 Strategy invests approximately equal amounts in the common stocks of 75 companies selected from the Morgan Stanley Capital International–Europe, Australasia and Far East® Index ("MSCI EAFE® Index"). As of December 31, 2007, the smallest company in the MSCI EAFE® Index had a market capitalization of $90 million and the largest company had a market capitalization of $233 billion. These companies are selected using the following process:

•  the 500 companies with the largest market capitalizations (excluding all financial and utility companies in the MSCI EAFE® Index) as of the last business day prior to the Portfolio Construction Date are chosen and ranked by dividend yield over the prior year;

•  from the selected companies, the 200 companies with the highest dividend yield over the prior year are retained; and

•  from those companies, the common stocks of the 75 companies with the lowest dividend yield over the prior year are purchased.

The International Blue-Chip 75 Strategy is not expected to track the performance of the MSCI EAFE® Index.

The Small Cap 40 Strategy

The Small Cap 40 Strategy invests in the common stocks of 40 companies selected from the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") and the NASDAQ Stock Market ("NASDAQ"). These companies are selected using the following process:

•  companies with market capitalizations between $150 million and $1 billion as of the last business day prior to the Portfolio Construction Date are selected from the NYSE, AMEX and NASDAQ;

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Description of the Portfolio (continued)

•  limited partnerships, American Depositary Receipts ("ADRs") of foreign companies, mineral trusts, oil royalty trusts and companies whose shares have appreciated in price more than 75% in the last year are excluded;

•  from the remaining universe of companies, those companies with daily trading volumes of at least $500,000, companies with positive sales growth in each of the last 3 years and companies with positive earnings in the last year are retained; and

•  from the selected companies, the common stock of the 40 companies with the greatest share price appreciation in the last year are purchased in proportion to each company's market capitalization.

The Small Cap 40 Strategy is not expected to track the performance of the NYSE, AMEX or NASDAQ.

The 25 Fund Strategy

The 25 Fund Strategy invests approximately equal amounts in the common stocks of 25 companies selected from the NYSE. These companies are selected using the following process:

•  all companies (excluding financial, transportation and utility companies, limited partnerships and ADRs of foreign companies) that pay dividends and are traded on the NYSE are ranked by capitalization;

•  from the selected companies, the 400 companies with the largest market capitalizations as of the last business day prior to the Portfolio Construction Date are ranked by dividend yield;

•  of those companies, the 75 companies with the highest dividend yield over the prior year are retained; and

•  from the remaining universe of companies, the common stock of the 25 companies with the lowest dividend yields over the prior year are purchased.

The 25 Fund Strategy is not expected to track the performance of the NYSE.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Currency Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Investment Models Risk
Investment Strategy Risk
Limited Management Risk
Liquidity Risk
Market and Company Risk
Market Capitalization Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Price Volatility Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").

5

Description of the Portfolio (continued)

Performance

Since the Portfolio has not had a full calendar year of operations as of December 31, 2007, there is no performance information provided in this Prospectus. However, hypothetical performance for the Focus 5 Strategy and of the five strategies within the Focus 5 Strategy is presented in the section of this Prospectus entitled "Returns for a Hypothetical Portfolio."

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2007, ING IM managed approximately $73.5 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Omar Aguilar, Ph.D.	Dr. Aguilar, portfolio manager, has been with ING IM since July 2004 and is head of quantitative equity research and has managed the Portfolio since 2007. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Managers from July 1999 through January 2002.

Vincent Costa	Vincent Costa, portfolio manager, joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative Investment strategies. Mr. Costa has managed the Portfolio since 2007.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

6

Portfolio Fees and Expenses

The table that follows shows the estimated operating expenses to be paid each year by the ADV Class shares of the Portfolio. These expenses are estimated. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan. The Portfolio is merely an investment option made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not Applicable.

ADV Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Services Fee(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Operating Expenses(5)		Waivers and Reimbursements(6)	Net Operating Expenses
ING Focus 5	0.32%	0.75%	0.21%	0.01%	1.29	%(3)	(0.29)%	1.00%

(1)  This table shows the estimated operating expenses for ADV Class shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are estimated as the Portfolio had not had a full calendar year of operations as of December 31, 2007.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio, so that the actual fee paid by the Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)  Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of the Portfolio's average daily net assets, which is reflected in Other Expenses. Also includes 0.04% of non-recurring offering expenses. Excluding this amount, Total Operating Expenses would have been 1.25%.

(4)  The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolio directly. These fees and expenses include the Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolio invests. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Operating Expenses.

(5)  The Total Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include acquired fund fees and expenses.

(6)  DSL, the Adviser, has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding taxes, brokerage and extraordinary expenses (and Acquired Fund Fees and Expenses), subject to possible recoupment by DSL within three years. The amount of the Portfolio's expenses proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Waivers and Reimbursements. The expense limitation agreement will continue through at least May 1, 2010. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the Management Agreement. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days' written notice to the Portfolio's Adviser. For more information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

Example. The Example is intended to help you compare the cost of investing in ADV Class shares of the Portfolio with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary. The Example assumes that you invest $10,000 in the ADV Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ADV Class shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio(1)	1 Year	3 Years
ING Focus 5	$102	$372

(1)  The Example numbers reflect the expense limitation agreement/waivers for the one-year period and the first year of the three-year period.

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Summary of Principal Risks

The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of the Portfolio are identified in the "Description of the Portfolio" section and are described below. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by the Portfolio can change over time.

Currency Risk. Because the Portfolio may invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, the Portfolio's investments in foreign currency-denominated securities may reduce the value of the Portfolio's assets.

Derivatives Risk. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of

8

Summary of Principal Risks (continued)

earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Investment by Funds-of-Funds Risk. The Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Strategy Risk. Certain strategies involve selecting common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

Investment Models Risk. The proprietary model used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Limited Management Risk. The Portfolio's strategy of investing in companies according to criteria determined on each Portfolio Construction Date prevents the Portfolio from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Portfolio Construction Dates. As compared to other funds, this could subject the Portfolio to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the U.S. economy, experience downturns. The investment strategy may also prevent the Portfolio from taking advantage of opportunities available to other funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Market and Company Risk. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

9

Summary of Principal Risks (continued)

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a portfolio that invests in larger, fully-valued companies. Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Other Investment Companies Risk. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQ(TM) ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, the Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). The Portfolio's purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

Portfolio Turnover Risk. The Portfolio will typically sell and purchase all of its investments once a year which may result in a high portfolio turnover rate. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance.

Price Volatility Risk. The value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Securities Lending Risk. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

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Summary of Principal Risks (continued)

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Value Investing Risk. The Portfolio may invest in "value" stocks. The Sub-Adviser may be wrong in its assessment of a company's value and the stocks the Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of the Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, the Portfolio's relative performance may suffer.

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More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

The Portfolio is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Fundamental Investment Policies

Investment restrictions are fundamental if so designated in this Prospectus or in the SAI. This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

The Portfolio has adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Temporary Defensive Positions

The Sub-Adviser may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the Portfolio may not achieve its investment goals.

Administrative Services

The Trust has entered into an Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, under which ING Funds Services provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 1-800-289-9999.

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More Information (continued)

Shareholder Services and Distribution Plan

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators ("financial service firms"). The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolio (a 0.25% shareholder service fee and at 0.50% distribution fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's Adviser or Distributor (collectively "ING"), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on the Portfolio it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the Portfolio advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, nor the Adviser or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to

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More Information (continued)

monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a portfolio, certain other management investment companies and certain other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

The Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for the Variable Contracts issued by insurance companies, and as an investment option for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of

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More Information (continued)

a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Because the Portfolio may invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio's polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's independent registered public accounting firm will be sent to shareholders each year.

15

Net Asset Value

The NAV per share for each class of the Portfolio is determined each business day as of Market Close on the NYSE. The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

16

Management of the Portfolio

Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-today business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and with the FINRA as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed over $47 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged a sub-adviser to provide the day-to-day management of the Portfolio. The sub-adviser is an affiliate of DSL. DSL acts as a "manager-of-managers" for the Portfolio. DSL delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to DSLs' oversight. DSL is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolio's Board. It is not expected that DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Portfolio's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Portfolio's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

Advisory Fees

DSL receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual advisory fee to be paid for the Portfolio as a percentage of the Portfolio's average daily net assets:

Portfolio	Advisory Fees (as a % of average daily net assets)
ING Focus 5	0.32%

For the discussion regarding the Board's approval of the investment advisory or investment sub-advisory relationships for the Portfolio, please see the Portfolio's annual shareholder report dated December 31, 2007.

17

Taxes and Distributions

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain. The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

18

Returns for a Hypothetical Portfolio

The following bar chart and table provide the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the various quantitative strategies used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index").

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the S&P 500® Index, over a period of years. In fact, the hypothetical portfolio may have under-performed the S&P 500® Index in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007
	One Year	Three Year	Five Year	Ten Year
ING Focus 5 Portfolio(1)(2) (hypothetical)	3.50%	12.93%	18.11%	10.05%
S&P 500® Index(3) (actual)	5.49%	8.62%	12.83%	5.91%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The returns for the hypothetical portfolios above and on the following pages do not represent the actual performance of the Portfolio or the underlying strategies, but are designed merely to show the mathematical basis for the strategy and are not intended to predict or project the performance of the investment strategy. Please note that the indices do not reflect any deduction for fees, expenses or taxes and would be lower if they did. Similarly, while the hypothetical performance information does take into consideration portfolio operating expenses, as estimated in the annual Portfolio operating expense table in this Prospectus, it does not take into consideration insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. The results for the hypothetical portfolio also do not reflect portfolio transaction costs, which may be material. Any of such charges will lower the returns shown. The tables also show how hypothetical data varies from year to year. Please note that return data was generated mechanically and should not be considered a reflection of the Sub-Adviser's skills.

19

Returns for a Hypothetical Portfolio (continued)

The hypothetical information for the Portfolio relies on certain assumptions:

•  That each investment strategy was fully invested as of the beginning of each year and that each Portfolio Construction Date was the first business day of the year.

•  That the asset level for each model portfolio remained static, with no inflows or outflows.

•  That all dividends are reinvested in the stock that paid the dividend at the end of the month in which the stock went ex-dividend.

•  In preparing the hypothetical data, the Sub-Adviser made various assumptions about how the strategies would have been implemented historically. The Sub-Adviser's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical data shown could have been achieved with actual trading or that other assumptions would have produced identical results.

•  The hypothetical portfolios were not subject to the requirements of the 1940 Act or the Internal Revenue Code of 1986, as amended, including diversification requirements thereunder.

Furthermore, actual performance will always differ from (and typically be less than) the hypothetical information provided for a number of reasons, including the following:

•  The hypothetical data do not reflect that the Portfolio may maintain a cash position of up to 5% of its net assets to effectively manage cash inflows and outflows. The results would be different if the cash positions were reflected.

•  The hypothetical data do not reflect the effects of cash flows in and out of the Portfolio; in practice, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

•  An investment strategy may not become fully invested until five business days into a calendar year.

•  The hypothetical data do not reflect fees, commissions, certain expenses and taxes. Actual performance may be materially lower after such fees, commissions, expenses and taxes are deducted.

•  The hypothetical data shown below do not represent the results of actual trading of a portfolio of securities and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used.

•  The actual strategies used by the Portfolio may need to be adjusted in response to regulatory changes.

The information provided on the following pages has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

Performance information has been compiled from various sources believed to be accurate. However, such information has not been audited.

20

Returns for a Hypothetical Portfolio (continued)

25 Fund Strategy

The following bar chart and table provide the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the quantitative 25 Fund Strategy used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the S&P 500® Index.

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the S&P 500® Index, over a period of years. In fact, the hypothetical portfolio may have under-performed the S&P 500® Index in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007
	One Year	Three Year	Five Year	Ten Year
25 Fund Strategy(1)(2) (hypothetical)	5.06%	10.85%	15.56%	8.56%
S&P 500® Index(3) (actual)	5.49%	8.62%	12.83%	5.91%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

21

Returns for a Hypothetical Portfolio (continued)

U.S. LargeCap Market 10 Strategy

The following bar chart and table provides the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the quantitative U.S. LargeCap Market 10 Strategy used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the S&P 500® Index.

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the S&P 500® Index, over a period of years. In fact, the hypothetical portfolio may have under-performed the S&P 500® Index in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007
	One Year	Three Year	Five Year	Ten Year
U.S. LargeCap Market 10 Strategy(1)(2) (hypothetical)	3.02%	18.97%	20.62%	10.23%
S&P 500® Index(3) (actual)	5.49%	8.62%	12.83%	5.91%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

22

Returns for a Hypothetical Portfolio (continued)

International Blue-Chip 75 Strategy

The following bar chart and table provides the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the quantitative International Blue-Chip 75 Strategy used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the Morgan Stanley Capital International — Europe, Australasia and Far East® Index ("MSCI EAFE® Index").

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the MSCI EAFE® Index, over a period of years. In fact, the hypothetical portfolio may have under-performed the MSCI EAFE® Index in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007
	One Year	Three Year	Five Year	Ten Year
International Blue-Chip 75 Strategy(1)(2) (hypothetical)	12.53%	16.34%	23.72%	13.10%
MSCI EAFE® Index(3) (actual)	11.17%	16.83%	21.59%	8.66%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

23

Returns for a Hypothetical Portfolio (continued)

Small Cap 40 Strategy

The following bar chart and table provides the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the quantitative Small Cap 40 Strategy used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index").

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the S&P SmallCap 600 Index, over a period of years. In fact, the hypothetical portfolio may have under-performed the S&P SmallCap 600 Index in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007
	One Year	Three Year	Five Year	Ten Year
Small Cap 40 Strategy(1)(2) (hypothetical)	(9.35)%	7.62%	17.64%	10.70%
S&P SmallCap 600 Index(3) (actual)	(0.30)%	7.32%	16.04%	9.03%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $630 million.

24

Returns for a Hypothetical Portfolio (continued)

U.S. Blue-Chip 10 Strategy

The following bar chart and table provides the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the quantitative U.S. Blue-Chip 10 Strategy used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the Dow Jones Industrial Average ("DJIA").

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the DJIA, over a period of years. In fact, the hypothetical portfolio may have under-performed the DJIA in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007
	One Year	Three Year	Five Year	Ten Year
U.S. Blue-Chip 10 Strategy(1)(2) (hypothetical)	6.76%	9.79%	11.82%	4.27%
DJIA(3) (actual)	8.88%	9.66%	12.24%	7.43%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The DJIA measures the stock performance of thirty leading blue-chip U.S. companies.

25

Financial Highlights

The following financial highlights table is intended to help you understand the Portfolio's ADV Class shares' financial performance for the period ended December 31, 2007. Certain information reflects financial results for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the period ended December 31, 2007, the financial information has been derived from the Portfolio's financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the annual shareholder report, which is available upon request.

ING Focus 5 Portfolio

ADV Class
August 20, 2007(1) to December 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	$0.05
Net realized and unrealized gain on investments, foreign currency related transactions and futures	$0.38
Total from investment operations	$0.43
Less distributions from:
Net investment income	$0.01
Net realized gains on investments	$0.01
Total distributions	$0.02
Net asset value, end of period	$10.41
Total Return(2)%	4.36
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.28
Net expenses after expense waiver(3)(4)(5)%	0.99
Net investment income after expense waiver(3)(4)(5)%	1.22
Portfolio turnover rate %	180

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services LLC within three years of being incurred.

(5)  The Distributor has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

26

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TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual shareholder reports when available. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolio's Statement of Additional Information or to make inquiries about the Portfolio, please write to the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.

04/28/08  SEC File No. 811-5629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Institutional Class

ING Focus 5 Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Institutional Class shares of ING Focus 5 Portfolio, a series of ING Investors Trust. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference.

1

Introduction

ING Investors Trust

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios. Only ING Focus 5 Portfolio ("Portfolio") is offered in this prospectus ("Prospectus").

Adviser

Directed Services LLC ("DSL" or "Adviser") serves as the investment adviser to the Portfolio. The Portfolio has a sub-adviser referred to herein as "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

Portfolio and Sub-Adviser

ING Focus 5 Portfolio – ING Investment Management Co.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I") and Service Class ("Class S") shares. The three classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered in this Prospectus. Class I shares are not subject to any sales loads, servicing fees or Rule 12b-1 distribution fees.

Investing through your Variable Contract or Qualified Plan

Shares of the Portfolio may be offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio. Class I shares also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolio

ING FOCUS 5 PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Total return through capital appreciation and dividend income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

ING Focus 5 Portfolio seeks to achieve its investment objective by investing in the common stocks of companies that are identified through five distinct investment strategies:

•  the U.S. LargeCap Market 10 Strategy;

•  the U.S. Blue-Chip 10 Strategy;

•  the International Blue-Chip 75 Strategy;

•  the Small Cap 40 Strategy; and

•  the 25 Fund Strategy.

Each of these investment strategies involves investment approaches that are based on formulas as described below. The Sub-Adviser follows these formulas in determining which securities to buy, retain, and sell. The formulas are objective and the Portfolio is different from many other mutual funds in that the Sub-Adviser does not apply subjective judgment in stock selection, retention, and sale decisions.

The combination of the five investment strategies is intended to seek total return through a portfolio that is highly diversified in many respects:

•  in providing exposure to both U.S. and foreign issuers;

•  in providing exposure to both large- and small-capitalization stocks;

•  in providing exposure to stocks that exhibit growth and value style characteristics or a combination of those characteristics; and

•  in providing exposure to stocks selected on the basis of their recent dividends and to stocks selected without regard to their dividend history.

The common stocks are selected through each of these investment strategies only once annually ("Portfolio Construction Date"). The initial Portfolio Construction Date was on or about August 20, 2007. Thereafter, the Portfolio Construction Date is on or about the first business day after January 1 of each year. The Sub-Adviser seeks to buy and sell common stocks in accordance with the investment strategies within five days before or after the Portfolio Construction Date, which is referred to as the "Trading Period." During the rest of the year, the Sub-Adviser will not make changes in the Portfolio's holdings except for extraordinary events such as a merger, acquisition, or bankruptcy. Under such circumstances, the Sub-Adviser will allocate the proceeds from the sale of common stock affected by an extraordinary event to a company in the same industry sector as the common stock being sold ("Replacement Stock"). The Sub-Adviser will select this Replacement Stock from a list of companies derived from the strategy that originally identified the common stock being sold on the same day that the affected common stock is sold.

Throughout the year, the Sub-Adviser may also trade to invest cash inflows to the Portfolio and for dividend reinvestment. Purchases and sales of common stocks made at times other than during the Trading Period will generally be made in approximately the same proportion that stocks are then held by the Portfolio (or, in the case of dividend reinvestment, in the same proportion that stocks are held pursuant to the strategy that generated the dividends).

To effectively manage cash inflows and outflows, the Portfolio may maintain a cash position, which normally will not exceed 5% of net assets. This 5% of the Portfolio's net assets may also include the use of derivatives. The Portfolio may

3

Description of the Portfolio (continued)

invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations thereunder.

The Portfolio expects to invest in the securities determined by each of the investment strategies with an approximately equal amount initially invested pursuant to each investment strategy.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The securities which comprise the above investment strategies are selected as follows:

The U.S. LargeCap Market 10 Strategy

The U.S. LargeCap Market 10 Strategy invests approximately equal amounts in the common stocks of 10 companies selected from the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"). As of December 31, 2007, the smallest company in the S&P 500® Index had a market capitalization of $708 million and the largest company had a market capitalization of $511 billion. These companies are selected using the following process:

•  the 250 companies with the largest market capitalizations as of the last business day prior to the Portfolio Construction Date in the S&P 500® Index are chosen and ranked by price-to-sales ratios;

•  from the selected companies, the 125 companies with the lowest price-to-sales ratios as of the last business day prior to the Portfolio Construction Date are then ranked by share price appreciation in the last year; and

•  from those companies, the common stocks of the 10 companies with the greatest share price appreciation over the prior year are purchased.

The U.S. LargeCap Market 10 Strategy is not expected to track the performance of the S&P 500® Index.

The U.S. Blue-Chip 10 Strategy

The U.S. Blue-Chip 10 Strategy invests approximately equal amounts in the common stocks of 10 companies selected from the Dow Jones Industrial Average ("DJIA") with the highest dividend yield over the prior year.

The U.S. Blue-Chip 10 Strategy is not expected to reflect the entire DJIA nor track the performance of the DJIA.

The International Blue-Chip 75 Strategy

The International Blue-Chip 75 Strategy invests approximately equal amounts in the common stocks of 75 companies selected from the Morgan Stanley Capital International-Europe, Australasia and Far East® Index ("MSCI EAFE® Index"). As of December 31, 2007, the smallest company in the MSCI EAFE® Index had a market capitalization of $90 million and the largest company had a market capitalization of $233 billion. These companies are selected using the following process:

•  the 500 companies with the largest market capitalizations (excluding all financial and utility companies in the MSCI EAFE® Index) as of the last business day prior to the Portfolio Construction Date are chosen and ranked by dividend yield over the prior year;

•  from the selected companies, the 200 companies with the highest dividend yield over the prior year are retained; and

•  from those companies, the common stocks of the 75 companies with the lowest dividend yield over the prior year are purchased.

The International Blue-Chip 75 Strategy is not expected to track the performance of the MSCI EAFE® Index.

The Small Cap 40 Strategy

The Small Cap 40 Strategy invests in the common stocks of 40 companies selected from the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") and the NASDAQ Stock Market ("NASDAQ"). These companies are selected using the following process:

•  companies with market capitalizations between $150 million and $1 billion as of the last business day prior to the Portfolio Construction Date are selected from the NYSE, AMEX and NASDAQ;

4

Description of the Portfolio (continued)

•  limited partnerships, American Depositary Receipts ("ADRs") of foreign companies, mineral trusts, oil royalty trusts and companies whose shares have appreciated in price more than 75% in the last year are excluded;

•  from the remaining universe of companies, those companies with daily trading volumes of at least $500,000, companies with positive sales growth in each of the last 3 years and companies with positive earnings in the last year are retained; and

•  from the selected companies, the common stock of the 40 companies with the greatest share price appreciation in the last year are purchased in proportion to each company's market capitalization.

The Small Cap 40 Strategy is not expected to track the performance of the NYSE, AMEX or NASDAQ.

The 25 Fund Strategy

The 25 Fund Strategy invests approximately equal amounts in the common stocks of 25 companies selected from the NYSE. These companies are selected using the following process:

•  all companies (excluding financial, transportation and utility companies, limited partnerships and ADRs of foreign companies) that pay dividends and are traded on the NYSE are ranked by capitalization;

•  from the selected companies, the 400 companies with the largest market capitalizations as of the last business day prior to the Portfolio Construction Date are ranked by dividend yield;

•  of those companies, the 75 companies with the highest dividend yield over the prior year are retained; and

•  from the remaining universe of companies, the common stock of the 25 companies with the lowest dividend yields over the prior year are purchased.

The 25 Fund Strategy is not expected to track the performance of the NYSE.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Currency Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Investment Models Risk
Investment Strategy Risk
Limited Management Risk
Liquidity Risk
Market and Company Risk
Market Capitalization Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Price Volatility Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").

5

Description of the Portfolio (continued)

Performance

Since the Portfolio has not had a full calendar year of operations as of December 31, 2007, there is no performance information provided in this Prospectus. However, hypothetical performance for the Focus 5 Strategy and of the five strategies within the Focus 5 Strategy is presented in the section of this Prospectus entitled "Returns for a Hypothetical Portfolio."

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2007, ING IM managed approximately $73.5 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Omar Aguilar, Ph.D.	Dr. Aguilar, portfolio manager, has been with ING IM since July 2004 and is head of quantitative equity research and has managed the Portfolio since 2007. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Managers from July 1999 through January 2002.

Vincent Costa	Vincent Costa, portfolio manager, joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative Investment strategies. Mr. Costa has managed the Portfolio since 2007.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

6

Portfolio Fees and Expenses

The table that follows shows the estimated operating expenses to be paid each year by the Class I shares of the Portfolio. These expenses are estimated. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan. The Portfolio is merely an investment option made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not Applicable.

Class I Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Operating Expenses(4)		Waivers and Reimbursements(5)	Net Operating Expenses
ING Focus 5	0.32%	—	0.21%	0.01%	0.54	%(2)	(0.14)%	0.40%

(1)  This table shows the estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are estimated as the Portfolio had not had a full calendar year of operations as of December 31, 2007.

(2)  Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of the Portfolio's average daily net assets, which is reflected in Other Expenses. Also includes 0.04% of non-recurring offering expenses. Excluding this amount, Total Operating Expenses would have been 0.50%.

(3)  The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolio directly. These fees and expenses include the Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolio invests. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Operating Expenses.

(4)  The Total Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include acquired fund fees and expenses.

(5)  DSL, the Adviser, has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding taxes, brokerage and extraordinary expenses (and Acquired Fund Fees and Expenses), subject to possible recoupment by DSL within three years. The amount of the Portfolio's expenses proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Waivers and Reimbursements. The expense limitation agreement will continue through at least May 1, 2010. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the Management Agreement. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days' written notice to the Portfolio's Adviser. For more information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

Example. The Example is intended to help you compare the cost of investing in Class I shares of the Portfolio with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary. The Example assumes that you invest $10,000 in the Class I shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio(1)	1 Year	3 Years
ING Focus 5	$41	$150

(1)  The Example numbers reflect the expense limitation agreement/waivers for the one-year period and the first year of the three-year period.

7

Summary of Principal Risks

The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of the Portfolio are identified in the "Description of the Portfolio" section and are described below. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by the Portfolio can change over time.

Currency Risk. Because the Portfolio may invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, the Portfolio's investments in foreign currency-denominated securities may reduce the value of the Portfolio's assets.

Derivatives Risk. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of

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Summary of Principal Risks (continued)

earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Investment by Funds-of-Funds Risk. The Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Strategy Risk. Certain strategies involve selecting common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

Investment Models Risk. The proprietary model used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Limited Management Risk. The Portfolio's strategy of investing in companies according to criteria determined on each Portfolio Construction Date prevents the Portfolio from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Portfolio Construction Dates. As compared to other funds, this could subject the Portfolio to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the U.S. economy, experience downturns. The investment strategy may also prevent the Portfolio from taking advantage of opportunities available to other funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Market and Company Risk. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

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Summary of Principal Risks (continued)

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a portfolio that invests in larger, fully-valued companies. Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Other Investment Companies Risk. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, the Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). The Portfolio's purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

Portfolio Turnover Risk. The Portfolio will typically sell and purchase all of its investments once a year which may result in a high portfolio turnover rate. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance.

Price Volatility Risk. The value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Securities Lending Risk. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could also have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

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Summary of Principal Risks (continued)

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Value Investing Risk. The Portfolio may invest in "value" stocks. The Sub-Adviser may be wrong in its assessment of a company's value and the stocks the Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of the Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, the Portfolio's relative performance may suffer.

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More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

The Portfolio is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Fundamental Investment Policies

Investment restrictions are fundamental if so designated in this Prospectus or in the SAI. This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

The Portfolio has adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Temporary Defensive Positions

The Sub-Adviser may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the Portfolio may not achieve its investment goals.

Administrative Services

The Trust has entered into an Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, under which ING Funds Services provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 1-800-289-9999.

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How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio's Adviser or Distributor (collectively "ING"), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on the Portfolio it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the Portfolio advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, nor the Adviser or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

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Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a portfolio, certain other management investment companies and certain other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

The Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for the Variable Contracts issued by insurance companies, and as an investment option for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent

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short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Because the Portfolio may invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio's polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's independent registered public accounting firm will be sent to shareholders each year.

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Net Asset Value

The NAV per share for each class of the Portfolio is determined each business day as of Market Close on the NYSE. The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

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Management of the Portfolio

Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-today business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and with the FINRA as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed over $47 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged a sub-adviser to provide the day-to-day management of the Portfolio. The sub-adviser is an affiliate of DSL. DSL acts as a "manager-of-managers" for the Portfolio. DSL delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to DSLs' oversight. DSL is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolio's Board. It is not expected that DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Portfolio's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Portfolio's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

Advisory Fees

DSL receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual advisory fee to be paid for the Portfolio as a percentage of the Portfolio's average daily net assets:

Portfolio	Advisory Fees (as a % of average daily net assets)
ING Focus 5	0.32%

For the discussion regarding the Board's approval of the investment advisory or investment sub-advisory relationships for the Portfolio, please see the Portfolio's annual shareholder report dated December 31, 2007.

17

Taxes and Distributions

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain. The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

18

Returns for a Hypothetical Portfolio

The following bar chart and table provide the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the various quantitative strategies used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index").

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the S&P 500® Index, over a period of years. In fact, the hypothetical portfolio may have under-performed the S&P 500® Index in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007
	One Year	Three Year	Five Year	Ten Year
ING Focus 5 Portfolio(1)(2) (hypothetical)	3.50%	12.93%	18.11%	10.05%
S&P 500® Index(3) (actual)	5.49%	8.62%	12.83%	5.91%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The returns for the hypothetical portfolios above and on the following pages do not represent the actual performance of the Portfolio or the underlying strategies, but are designed merely to show the mathematical basis for the strategy and are not intended to predict or project the performance of the investment strategy. Please note that the indices do not reflect any deduction for fees, expenses or taxes and would be lower if they did. Similarly, while the hypothetical performance information does take into consideration portfolio operating expenses, as estimated in the annual Portfolio operating expense table in this Prospectus, it does not take into consideration insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. The results for the hypothetical portfolio also do not reflect portfolio transaction costs, which may be material. Any of such charges will lower the returns shown. The tables also show how hypothetical data varies from year to year. Please note that return data was generated mechanically and should not be considered a reflection of the Sub-Adviser's skills.

19

Returns for a Hypothetical Portfolio (continued)

The hypothetical information for the Portfolio relies on certain assumptions:

•  That each investment strategy was fully invested as of the beginning of each year and that each Portfolio Construction Date was the first business day of the year.

•  That the asset level for each model portfolio remained static, with no inflows or outflows.

•  That all dividends are reinvested in the stock that paid the dividend at the end of the month in which the stock went ex-dividend.

•  In preparing the hypothetical data, the Sub-Adviser made various assumptions about how the strategies would have been implemented historically. The Sub-Adviser's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical data shown could have been achieved with actual trading or that other assumptions would have produced identical results.

•  The hypothetical portfolios were not subject to the requirements of the 1940 Act or the Internal Revenue Code of 1986, as amended, including diversification requirements thereunder.

Furthermore, actual performance will always differ from (and typically be less than) the hypothetical information provided for a number of reasons, including the following:

•  The hypothetical data do not reflect that the Portfolio may maintain a cash position of up to 5% of its net assets to effectively manage cash inflows and outflows. The results would be different if the cash positions were reflected.

•  The hypothetical data do not reflect the effects of cash flows in and out of the Portfolio; in practice, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

•  An investment strategy may not become fully invested until five business days into a calendar year.

•  The hypothetical data do not reflect fees, commissions, certain expenses and taxes. Actual performance may be materially lower after such fees, commissions, expenses and taxes are deducted.

•  The hypothetical data shown below do not represent the results of actual trading of a portfolio of securities and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used.

•  The actual strategies used by the Portfolio may need to be adjusted in response to regulatory changes.

The information provided on the following pages has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

Performance information has been compiled from various sources believed to be accurate. However, such information has not been audited.

20

Returns for a Hypothetical Portfolio (continued)

25 Fund Strategy

The following bar chart and table provide the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the quantitative 25 Fund Strategy used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the S&P 500® Index.

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the S&P 500® Index, over a period of years. In fact, the hypothetical portfolio may have under-performed the S&P 500® Index in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007
	One Year	Three Year	Five Year	Ten Year
25 Fund Strategy(1)(2) (hypothetical)	5.06%	10.85%	15.56%	8.56%
S&P 500® Index(3) (actual)	5.49%	8.62%	12.83%	5.91%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

21

Returns for a Hypothetical Portfolio (continued)

U.S. LargeCap Market 10 Strategy

The following bar chart and table provides the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the quantitative U.S. LargeCap Market 10 Strategy used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the S&P 500® Index.

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the S&P 500® Index, over a period of years. In fact, the hypothetical portfolio may have under-performed the S&P 500® Index in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007
	One Year	Three Year	Five Year	Ten Year
U.S. LargeCap Market 10 Strategy(1)(2) (hypothetical)	3.02%	18.97%	20.62%	10.23%
S&P 500® Index(3) (actual)	5.49%	8.62%	12.83%	5.91%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

22

Returns for a Hypothetical Portfolio (continued)

International Blue-Chip 75 Strategy

The following bar chart and table provides the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the quantitative International Blue-Chip 75 Strategy used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the Morgan Stanley Capital International — Europe, Australasia and Far East® Index ("MSCI EAFE® Index").

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the MSCI EAFE® Index, over a period of years. In fact, the hypothetical portfolio may have under-performed the MSCI EAFE® Index in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007
	One Year	Three Year	Five Year	Ten Year
International Blue-Chip 75 Strategy(1)(2) (hypothetical)	12.53%	16.34%	23.72%	13.10%
MSCI EAFE® Index(3) (actual)	11.17%	16.83%	21.59%	8.66%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

23

Returns for a Hypothetical Portfolio (continued)

Small Cap 40 Strategy

The following bar chart and table provides the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the quantitative Small Cap 40 Strategy used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index").

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the S&P SmallCap 600 Index, over a period of years. In fact, the hypothetical portfolio may have under-performed the S&P SmallCap 600 Index in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007
	One Year	Three Year	Five Year	Ten Year
Small Cap 40 Strategy(1)(2) (hypothetical)	(9.35)%	7.62%	17.64%	10.70%
S&P SmallCap 600 Index(3) (actual)	(0.30)%	7.32%	16.04%	9.03%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $630 million.

24

Returns for a Hypothetical Portfolio (continued)

U.S. Blue-Chip 10 Strategy

The following bar chart and table provides the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the quantitative U.S. Blue-Chip 10 Strategy used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the Dow Jones Industrial Average ("DJIA").

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the DJIA, over a period of years. In fact, the hypothetical portfolio may have under-performed the DJIA in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007
	One Year	Three Year	Five Year	Ten Year
U.S. Blue-Chip 10 Strategy(1)(2) (hypothetical)	6.76%	9.79%	11.82%	4.27%
DJIA(3) (actual)	8.88%	9.66%	12.24%	7.43%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The DJIA measures the stock performance of the thirty leading blue-chip U.S. companies.

25

Financial Highlights

The following financial highlights table is intended to help you understand the Portfolio's Class I shares' financial performance for the period ended December 31, 2007. Certain information reflects financial results for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the period ended December 31, 2007, the financial information has been derived from the Portfolio's financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the annual shareholder report, which is available upon request.

ING Focus 5 Portfolio

	Class I
	August 20, 2007(1) to December 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	$0.07	*
Net realized and unrealized gain on investments, foreign currency related transactions and futures	$0.39
Total from investment operations	$0.46
Less distributions from:
Net investment income	$0.04
Net realized gains on investments	$0.01
Total distributions	$0.05
Net asset value, end of period	$10.41
Total Return(2)%	4.62
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.53
Net expenses after expense waiver(3)(4)%	0.39
Net investment income after expense waiver(3)(4)%	1.82
Portfolio turnover rate %	180

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

26

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TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual shareholder reports when available. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolio's Statement of Additional Information or to make inquiries about the Portfolio, please write to the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.

04/28/08  SEC File No. 811-5629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Service Class

ING Focus 5 Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service Class shares of ING Focus 5 Portfolio, a series of ING Investors Trust. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference.

1

Introduction

ING Investors Trust

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios. Only ING Focus 5 Portfolio ("Portfolio") is offered in this prospectus ("Prospectus").

Adviser

Directed Services LLC ("DSL" or "Adviser") serves as the investment adviser to the Portfolio. The Portfolio has a sub-adviser referred to herein as "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

Portfolio and Sub-Adviser

ING Focus 5 Portfolio – ING Investment Management Co.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I") and Service Class ("Class S") shares. The three classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered in this Prospectus. Class S shares are not subject to any sales loads or Rule 12b-1 distribution fees.

Investing through your Variable Contract or Qualified Plan

Shares of the Portfolio may be offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio. Class I shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolio

ING FOCUS 5 PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Total return through capital appreciation and dividend income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

ING Focus 5 Portfolio seeks to achieve its investment objective by investing in the common stocks of companies that are identified through five distinct investment strategies:

•  the U.S. LargeCap Market 10 Strategy;

•  the U.S. Blue-Chip 10 Strategy;

•  the International Blue-Chip 75 Strategy;

•  the Small Cap 40 Strategy; and

•  the 25 Fund Strategy.

Each of these investment strategies involves investment approaches that are based on formulas as described below. The Sub-Adviser follows these formulas in determining which securities to buy, retain, and sell. The formulas are objective and the Portfolio is different from many other mutual funds in that the Sub-Adviser does not apply subjective judgment in stock selection, retention, and sale decisions.

The combination of the five investment strategies is intended to seek total return through a portfolio that is highly diversified in many respects:

•  in providing exposure to both U.S. and foreign issuers;

•  in providing exposure to both large- and small-capitalization stocks;

•  in providing exposure to stocks that exhibit growth and value style characteristics or a combination of those characteristics; and

•  in providing exposure to stocks selected on the basis of their recent dividends and to stocks selected without regard to their dividend history.

The common stocks are selected through each of these investment strategies only once annually ("Portfolio Construction Date"). The initial Portfolio Construction Date was on or about August 20, 2007. Thereafter, the Portfolio Construction Date is on or about the first business day after January 1 of each year. The Sub-Adviser seeks to buy and sell common stocks in accordance with the investment strategies within five days before or after the Portfolio Construction Date, which is referred to as the "Trading Period." During the rest of the year, the Sub-Adviser will not make changes in the Portfolio's holdings except for extraordinary events such as a merger, acquisition, or bankruptcy. Under such circumstances, the Sub-Adviser will allocate the proceeds from the sale of common stock affected by an extraordinary event to a company in the same industry sector as the common stock being sold ("Replacement Stock"). The Sub-Adviser will select this Replacement Stock from a list of companies derived from the strategy that originally identified the common stock being sold on the same day that the affected common stock is sold.

Throughout the year, the Sub-Adviser may also trade to invest cash inflows to the Portfolio and for dividend reinvestment. Purchases and sales of common stocks made at times other than during the Trading Period will generally be made in approximately the same proportion that stocks are then held by the Portfolio (or, in the case of dividend reinvestment, in the same proportion that stocks are held pursuant to the strategy that generated the dividends).

To effectively manage cash inflows and outflows, the Portfolio may maintain a cash position, which normally will not exceed 5% of net assets. This 5% of the Portfolio's net assets may also include the use of derivatives. The Portfolio may

3

Description of the Portfolio (continued)

invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations thereunder.

The Portfolio expects to invest in the securities determined by each of the investment strategies with an approximately equal amount initially invested pursuant to each investment strategy.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The securities which comprise the above investment strategies are selected as follows:

The U.S. LargeCap Market 10 Strategy

The U.S. LargeCap Market 10 Strategy invests approximately equal amounts in the common stocks of 10 companies selected from the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"). As of December 31, 2007, the smallest company in the S&P 500® Index had a market capitalization of $708 million and the largest company had a market capitalization of $511 billion. These companies are selected using the following process:

•  the 250 companies with the largest market capitalizations as of the last business day prior to the Portfolio Construction Date in the S&P 500® Index are chosen and ranked by price-to-sales ratios;

•  from the selected companies, the 125 companies with the lowest price-to-sales ratios as of the last business day prior to the Portfolio Construction Date are then ranked by share price appreciation in the last year; and

•  from those companies, the common stocks of the 10 companies with the greatest share price appreciation over the prior year are purchased.

The U.S. LargeCap Market 10 Strategy is not expected to track the performance of the S&P 500® Index.

The U.S. Blue-Chip 10 Strategy

The U.S. Blue-Chip 10 Strategy invests approximately equal amounts in the common stocks of 10 companies selected from the Dow Jones Industrial Average ("DJIA") with the highest dividend yield over the prior year.

The U.S. Blue-Chip 10 Strategy is not expected to reflect the entire DJIA nor track the performance of the DJIA.

The International Blue-Chip 75 Strategy

The International Blue-Chip 75 Strategy invests approximately equal amounts in the common stocks of 75 companies selected from the Morgan Stanley Capital International-Europe, Australasia and Far East® Index ("MSCI EAFE® Index"). As of December 31, 2007, the smallest company in the MSCI EAFE® Index had a market capitalization of $90 million and the largest company had a market capitalization of $233 billion. These companies are selected using the following process:

•  the 500 companies with the largest market capitalizations (excluding all financial and utility companies in the MSCI EAFE® Index) as of the last business day prior to the Portfolio Construction Date are chosen and ranked by dividend yield over the prior year;

•  from the selected companies, the 200 companies with the highest dividend yield over the prior year are retained; and

•  from those companies, the common stocks of the 75 companies with the lowest dividend yield over the prior year are purchased.

The International Blue-Chip 75 Strategy is not expected to track the performance of the MSCI EAFE® Index.

The Small Cap 40 Strategy

The Small Cap 40 Strategy invests in the common stocks of 40 companies selected from the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") and the NASDAQ Stock Market ("NASDAQ"). These companies are selected using the following process:

•  companies with market capitalizations between $150 million and $1 billion as of the last business day prior to the Portfolio Construction Date are selected from the NYSE, AMEX and NASDAQ;

4

Description of the Portfolio (continued)

•  limited partnerships, American Depositary Receipts ("ADRs") of foreign companies, mineral trusts, oil royalty trusts and companies whose shares have appreciated in price more than 75% in the last year are excluded;

•  from the remaining universe of companies, those companies with daily trading volumes of at least $500,000, companies with positive sales growth in each of the last 3 years and companies with positive earnings in the last year are retained; and

•  from the selected companies, the common stock of the 40 companies with the greatest share price appreciation in the last year are purchased in proportion to each company's market capitalization.

The Small Cap 40 Strategy is not expected to track the performance of the NYSE, AMEX or NASDAQ.

The 25 Fund Strategy

The 25 Fund Strategy invests approximately equal amounts in the common stocks of 25 companies selected from the NYSE. These companies are selected using the following process:

•  all companies (excluding financial, transportation and utility companies, limited partnerships and ADRs of foreign companies) that pay dividends and are traded on the NYSE are ranked by capitalization;

•  from the selected companies, the 400 companies with the largest market capitalizations as of the last business day prior to the Portfolio Construction Date are ranked by dividend yield;

•  of those companies, the 75 companies with the highest dividend yield over the prior year are retained; and

•  from the remaining universe of companies, the common stock of the 25 companies with the lowest dividend yields over the prior year are purchased.

The 25 Fund Strategy is not expected to track the performance of the NYSE.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Currency Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Investment Models Risk
Investment Strategy Risk
Limited Management Risk
Liquidity Risk
Market and Company Risk
Market Capitalization Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Price Volatility Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").

5

Description of the Portfolio (continued)

Performance

Since the Portfolio has not had a full calendar year of operations as of December 31, 2007, there is no performance information provided in this Prospectus. However, hypothetical performance for the Focus 5 Strategy and of the five strategies within the Focus 5 Strategy is presented in the section of this Prospectus entitled "Returns for a Hypothetical Portfolio."

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2007, ING IM managed approximately $73.5 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Omar Aguilar, Ph.D.	Dr. Aguilar, portfolio manager, has been with ING IM since July 2004 and is head of quantitative equity research and has managed the Portfolio since 2007. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Managers from July 1999 through January 2002.

Vincent Costa	Vincent Costa, portfolio manager, joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative Investment strategies. Mr. Costa has managed the Portfolio since 2007.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

6

Portfolio Fees and Expenses

The table that follows shows the estimated operating expenses to be paid each year by the Class S shares of the Portfolio. These expenses are estimated. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan. The Portfolio is merely an investment option made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not Applicable.

Class S Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Shareholder Services Fee	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Operating Expenses(4)		Waivers and Reimbursements(5)	Net Operating Expenses
ING Focus 5	0.32%	0.25%	0.21%	0.01%	0.79	%(2)	(0.14)%	0.65%

(1)  This table shows the estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are estimated as the Portfolio had not had a full calendar year of operations as of December 31, 2007.

(2)  Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of the Portfolio's average daily net assets, which is reflected in Other Expenses. Also includes 0.04% of non-recurring offering expenses. Excluding this amount, Total Operating Expenses would have been 0.75%.

(3)  The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolio directly. These fees and expenses include the Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolio invests. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Operating Expenses.

(4)  The Total Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include acquired fund fees and expenses.

(5)  DSL, the Adviser, has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding taxes, brokerage and extraordinary expenses (and Acquired Fund Fees and Expenses), subject to possible recoupment by DSL within three years. The amount of the Portfolio's expenses proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Waivers and Reimbursements. The expense limitation agreement will continue through at least May 1, 2010. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the Management Agreement. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days' written notice to the Portfolio's Adviser. For more information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

Example. The Example is intended to help you compare the cost of investing in Class S shares of the Portfolio with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary. The Example assumes that you invest $10,000 in the Class S shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio(1)	1 Year	3 Years
ING Focus 5	$66	$230

(1)  The Example numbers reflect the expense limitation agreement/waivers for the one-year period and the first year of the three-year period.

7

Summary of Principal Risks

The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of the Portfolio are identified in the "Description of the Portfolio" section and are described below. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by the Portfolio can change over time.

Currency Risk. Because the Portfolio may invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, the Portfolio's investments in foreign currency-denominated securities may reduce the value of the Portfolio's assets.

Derivatives Risk. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of

8

Summary of Principal Risks (continued)

earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Investment by Funds-of-Funds Risk. The Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Strategy Risk. Certain strategies involve selecting common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

Investment Models Risk. The proprietary model used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Limited Management Risk. The Portfolio's strategy of investing in companies according to criteria determined on each Portfolio Construction Date prevents the Portfolio from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Portfolio Construction Dates. As compared to other funds, this could subject the Portfolio to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the U.S. economy, experience downturns. The investment strategy may also prevent the Portfolio from taking advantage of opportunities available to other funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Market and Company Risk. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

9

Summary of Principal Risks (continued)

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a portfolio that invests in larger, fully-valued companies. Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Other Investment Companies Risk. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQ(TM) ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, the Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). The Portfolio's purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

Portfolio Turnover Risk. The Portfolio will typically sell and purchase all of its investments once a year which may result in a high portfolio turnover rate. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance.

Price Volatility Risk. The value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Securities Lending Risk. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

10

Summary of Principal Risks (continued)

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Value Investing Risk. The Portfolio may invest in "value" stocks. The Sub-Adviser may be wrong in its assessment of a company's value and the stocks the Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of the Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, the Portfolio's relative performance may suffer.

11

More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

The Portfolio is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Fundamental Investment Policies

Investment restrictions are fundamental if so designated in this Prospectus or in the SAI. This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

The Portfolio has adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Temporary Defensive Positions

The Sub-Adviser may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the Portfolio may not achieve its investment goals.

Administrative Services

The Trust has entered into an Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, under which ING Funds Services provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 1-800-289-9999.

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More Information (continued)

Service Fees

The Trust has entered into a Shareholder Services Plan ("Plan") for the Class S shares of the Portfolio. The Plan allows the Distributor to use payments under the Plan for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolio. Services that may be provided under the Plan include, among other things, providing information about the Portfolio. Under the Plan, the Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's Adviser or Distributor (collectively "ING"), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on the Portfolio it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the Portfolio advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, nor the Adviser or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to

13

More Information (continued)

monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a portfolio, certain other management investment companies and certain other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

The Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for the Variable Contracts issued by insurance companies, and as an investment option for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of

14

More Information (continued)

a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Because the Portfolio may invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio's polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's independent registered public accounting firm will be sent to shareholders each year.

15

Net Asset Value

The NAV per share for each class of the Portfolio is determined each business day as of Market Close on the NYSE. The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

16

Management of the Portfolio

Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-today business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and with the FINRA as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed over $47 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged a sub-adviser to provide the day-to-day management of the Portfolio. The sub-adviser is an affiliate of DSL. DSL acts as a "manager-of-managers" for the Portfolio. DSL delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to DSLs' oversight. DSL is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolio's Board. It is not expected that DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Portfolio's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Portfolio's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

Advisory Fees

DSL receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual advisory fee to be paid for the Portfolio as a percentage of the Portfolio's average daily net assets:

Portfolio	Advisory Fees (as a % of average daily net assets)
ING Focus 5	0.32%

For the discussion regarding the Board's approval of the investment advisory or investment sub-advisory relationships for the Portfolio, please see the Portfolio's annual shareholder report dated December 31, 2007.

17

Taxes and Distributions

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain. The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

18

Returns for a Hypothetical Portfolio

The following bar chart and table provide the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the various quantitative strategies used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index").

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the S&P 500® Index, over a period of years. In fact, the hypothetical portfolio may have under-performed the S&P 500® Index in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007

	One Year	Three Year	Five Year	Ten Year
ING Focus 5 Portfolio(1)(2) (hypothetical)	3.50%	12.93%	18.11%	10.05%
S&P 500® Index(3) (actual)	5.49%	8.62%	12.83%	5.91%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The returns for the hypothetical portfolios above and on the following pages do not represent the actual performance of the Portfolio or the underlying strategies, but are designed merely to show the mathematical basis for the strategy and are not intended to predict or project the performance of the investment strategy. Please note that the indices do not reflect any deduction for fees, expenses or taxes and would be lower if they did. Similarly, while the hypothetical performance information does take into consideration portfolio operating expenses, as estimated in the annual Portfolio operating expense table in this Prospectus, it does not take into consideration insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. The results for the hypothetical portfolio also do not reflect portfolio transaction costs, which may be material. Any of such charges will lower the returns shown. The tables also show how hypothetical data varies from year to year. Please note that return data was generated mechanically and should not be considered a reflection of the Sub-Adviser's skills.

19

Returns for a Hypothetical Portfolio (continued)

The hypothetical information for the Portfolio relies on certain assumptions:

•  That each investment strategy was fully invested as of the beginning of each year and that each Portfolio Construction Date was the first business day of the year.

•  That the asset level for each model portfolio remained static, with no inflows or outflows.

•  That all dividends are reinvested in the stock that paid the dividend at the end of the month in which the stock went ex-dividend.

•  In preparing the hypothetical data, the Sub-Adviser made various assumptions about how the strategies would have been implemented historically. The Sub-Adviser's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical data shown could have been achieved with actual trading or that other assumptions would have produced identical results.

•  The hypothetical portfolios were not subject to the requirements of the 1940 Act or the Internal Revenue Code of 1986, as amended, including diversification requirements thereunder.

Furthermore, actual performance will always differ from (and typically be less than) the hypothetical information provided for a number of reasons, including the following:

•  The hypothetical data do not reflect that the Portfolio may maintain a cash position of up to 5% of its net assets to effectively manage cash inflows and outflows. The results would be different if the cash positions were reflected.

•  The hypothetical data do not reflect the effects of cash flows in and out of the Portfolio; in practice, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

•  An investment strategy may not become fully invested until five business days into a calendar year.

•  The hypothetical data do not reflect fees, commissions, certain expenses and taxes. Actual performance may be materially lower after such fees, commissions, expenses and taxes are deducted.

•  The hypothetical data shown below do not represent the results of actual trading of a portfolio of securities and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used.

•  The actual strategies used by the Portfolio may need to be adjusted in response to regulatory changes.

The information provided on the following pages has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

Performance information has been compiled from various sources believed to be accurate. However, such information has not been audited.

20

Returns for a Hypothetical Portfolio (continued)

25 Fund Strategy

The following bar chart and table provide the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the quantitative 25 Fund Strategy used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the S&P 500® Index.

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the S&P 500® Index, over a period of years. In fact, the hypothetical portfolio may have under-performed the S&P 500® Index in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007

	One Year	Three Year	Five Year	Ten Year
25 Fund Strategy(1)(2) (hypothetical)	5.06%	10.85%	15.56%	8.56%
S&P 500® Index(3) (actual)	5.49%	8.62%	12.83%	5.91%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

21

Returns for a Hypothetical Portfolio (continued)

U.S. LargeCap Market 10 Strategy

The following bar chart and table provides the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the quantitative U.S. LargeCap Market 10 Strategy used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the S&P 500® Index.

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the S&P 500® Index, over a period of years. In fact, the hypothetical portfolio may have under-performed the S&P 500® Index in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007

	One Year	Three Year	Five Year	Ten Year
U.S. LargeCap Market 10 Strategy(1)(2) (hypothetical)	3.02%	18.97%	20.62%	10.23%
S&P 500® Index(3) (actual)	5.49%	8.62%	12.83%	5.91%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

22

Returns for a Hypothetical Portfolio (continued)

International Blue-Chip 75 Strategy

The following bar chart and table provides the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the quantitative International Blue-Chip 75 Strategy used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the Morgan Stanley Capital International - Europe, Australasia and Far East® Index ("MSCI EAFE® Index").

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the MSCI EAFE® Index, over a period of years. In fact, the hypothetical portfolio may have under-performed the MSCI EAFE® Index in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007

	One Year	Three Year	Five Year	Ten Year
International Blue-Chip 75 Strategy(1)(2) (hypothetical)	12.53%	16.34%	23.72%	13.10%
MSCI EAFE® Index(3) (actual)	11.17%	16.83%	21.59%	8.66%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

23

Returns for a Hypothetical Portfolio (continued)

Small Cap 40 Strategy

The following bar chart and table provides the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the quantitative Small Cap 40 Strategy used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index").

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the S&P SmallCap 600 Index, over a period of years. In fact, the hypothetical portfolio may have under-performed the S&P SmallCap 600 Index in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007

	One Year	Three Year	Five Year	Ten Year
Small Cap 40 Strategy(1)(2) (hypothetical)	(9.35)%	7.62%	17.64%	10.70%
S&P SmallCap 600 Index(3)) (actual)	(0.30)%	7.32%	16.04%	9.03%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $630 million.

24

Returns for a Hypothetical Portfolio (continued)

U.S. Blue-Chip 10 Strategy

The following bar chart and table provides the hypothetical, computer-generated results for a model portfolio constructed by retroactively applying the quantitative U.S. Blue-Chip 10 Strategy used by the Portfolio to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes is the performance of the Dow Jones Industrial Average ("DJIA").

The hypothetical returns shown below are not indicative of future performance. The hypothetical returns shown below do indicate the significant variation in returns in relation to the DJIA, over a period of years. In fact, the hypothetical portfolio may have under-performed the DJIA in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns for the Periods Ended December 31, 2007

	One Year	Three Year	Five Year	Ten Year
U.S. Blue-Chip 10 Strategy(1)(2) (hypothetical)	6.76%	9.79%	11.82%	4.27%
DJIA(3) (actual)	8.88%	9.66%	12.24%	7.43%

(1)  The hypothetical total return shown does not take into consideration any insurance-related charges. The hypothetical information reflects the expenses charged at the rates currently in effect. The hypothetical returns, net of Portfolio expenses, are computed monthly. Total return assumes that all dividends are reinvested.

(2)  The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the Portfolio, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the Portfolio.

(3)  The DJIA measures the stock performance of thirty leading blue-chip U.S. companies.

25

Financial Highlights

The following financial highlights table is intended to help you understand the Portfolio's Class S shares' financial performance for the period ended December 31, 2007. Certain information reflects financial results for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the period ended December 31, 2007, the financial information has been derived from the Portfolio's financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the annual shareholder report, which is available upon request.

ING Focus 5 Portfolio

	Class S
	August 20, 2007(1) to December 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	$0.06	*
Net realized and unrealized gain on investments, foreign currency related transactions and futures	$0.39
Total from investment operations	$0.45
Less distributions from:
Net investment income	$0.03
Net realized gains on investments	$0.01
Total distributions	$0.04
Net asset value, end of period	$10.41
Total Return(2)%	4.58
Ratios and Supplemental Data:
Net assets, end of period (000's)	$110,405
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.78
Net expenses after expense waiver(3)(4)%	0.64
Net investment income after expense waiver(3)(4)%	1.55
Portfolio turnover rate %	180

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by Directed Services LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

26

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TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual shareholder reports when available. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolio's Statement of Additional Information or to make inquiries about the Portfolio, please write to the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.

04/28/08  SEC File No. 811-5629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Adviser Class

This Prospectus is designed to help you make informed decisions about investments in ING Franklin Templeton Founding Strategy Portfolio ("Portfolio"). The Portfolio seeks to achieve its investment objective by investing in other ING mutual funds.

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING Franklin Templeton Founding Strategy Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Adviser Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the Portfolio

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio invests in a combination of ING mutual funds sub-advised by Franklin Advisers, Inc., Franklin Mutual Advisers, LLC or Templeton Global Advisors Limited ("Underlying Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. If any changes are made to an Underlying Fund, these changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. Implementation will be done over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 7 of this Prospectus.

Shares of the Portfolio are offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio.

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I") and Service Class ("Class S") shares. The three classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus.

2

Description of the Portfolio

Adviser
Directed Services LLC

ING Franklin Templeton Founding Strategy Portfolio

Investment Objective

Capital appreciation. Income is a secondary consideration. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio's assets are invested in a combination of Underlying Funds on a fixed-percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The investment strategies of the Underlying Funds are described in the section entitled "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds." The Adviser uses a value-oriented investment approach.

The Portfolio makes equal allocations (approximately 33 1/3%) of its assets to the following three Underlying Funds:

•  ING Franklin Income Portfolio

•  ING Templeton Global Growth Portfolio

•  ING Franklin Mutual Shares Portfolio

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be rebalanced at least monthly by the Portfolio's administrator.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Credit Risk
Debt Securities Risk
Depositary Receipts Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Interest Rate Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Value Investing Risk

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment

3

Description of the Portfolios (continued)

Strategies" on page 7, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 8 and "More Information on Risks" beginning on page 10 in this Prospectus.

Performance

Since the Portfolio had not had a full calendar year of operations as of December 31, 2007, there is no annual performance information included in this Prospectus.

However, hypothetical performance of a hypothetical portfolio managed in a style similar to the Portfolio is included in the section entitled "Hypothetical Portfolio Performance and Historical Performance of Franklin Underlying Funds."

4

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold ADV Class shares of the Portfolio. Shareholders of the Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, may vary from year to year, the fees and expenses paid by ADV Class shares of the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) – The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

ADV Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Services Fee	Other Expenses(3)	Acquired (Underlying) Funds Fees and Expenses(4)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(5)	Net Operating Expenses
ING Franklin Templeton Founding Strategy	0.00%	0.50%	0.25%	0.09%	0.81%	1.65%	(0.15)%	1.50%

(1)  This table shows the estimated operating expenses for the ADV Class shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are estimated as the Portfolio had not had a full calendar year of operation as of December 31, 2007.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio so that the actual fee paid by the Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2009. There is no guarantee this waiver will continue after that date.

(3)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in Other Expenses.

(4)  The Portfolio's Acquired (Underlying) Funds' Fees and Expenses are estimated on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2007. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(5)  DSL, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage, extraordinary expenses, subject to possible recoupment by DSL within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Waivers, Reimbursements and Recoupments. The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. For information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

5

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2007:

Underlying Funds	Net Operating Expenses
ING Franklin Income Portfolio	0.74%
ING Templeton Global Growth Portfolio	0.90%
ING Franklin Mutual Shares Portfolio	0.78%

Example

The Example is intended to help you compare the cost of investing in the ADV Class shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the ADV Class shares of the Portfolio's net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Franklin Templeton Founding Strategy(1)	$153	$506	$883	$1,942

(1)  The expense numbers reflect the contractual expense limitation agreement/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

6

More Information on Investment Strategies

Investment Objectives, Main Investments and Risks of the Underlying Funds

The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" beginning on page 10 for an expanded discussion of the risks listed below for a particular Underlying Fund.

The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

7

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Maximize income while maintaining prospects for capital appreciation.	Invests in a diversified portfolio of debt and equity securities. Debt securities in which the portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. May invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or American Depositary Receipts.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, market and company risk, market trends risk, maturity risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Franklin Mutual Advisers, LLC	ING Franklin Mutual Shares Portfolio	Capital appreciation with a secondary goal of income.	Normally invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The portfolio invests predominantly (up to 100%) in companies with market capitalization values greater than $5 billion, although it may invest a portion of its assets in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign securities. May also engage from time to time in an "arbitrage" strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations.	Convertible securities risk, credit risk, currency risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, investment models risk, liquidity risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, sovereign debt risk, and value investing risk.

8

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risk
Investment Adviser: Directed Services LLC Sub-Adviser: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The portfolio also invests in depositary receipts and derivatives, including up to 5% in options and swap agreements. The portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, securities lending risk, sovereign debt risk, and value investing risk.

9

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when Directed Services LLC ("DSL") with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or an Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or an Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, DSL is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio and it serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others. DSL subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, DSL may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio.

Risks Associated with an Investment in the Underlying Funds

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities may fall when as interest rates rise and increase as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

10

More Information on Risks (continued)

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as

11

More Information on Risks (continued)

rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher-quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds Risk. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. DSL will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not

12

More Information on Risks (continued)

purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended, ("1940 Act") or under the terms of an exemptive order granted by the SEC.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Market and Company Risk.  The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in small- and mid-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the

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More Information on Risks (continued)

expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Risk Arbitrage Securities and Distressed Companies Risk.  Certain Underlying Funds, and in particular the ING Franklin Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Underlying Fund's sub-adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger or other restructuring, tender or exchange offer proposed at the time an underlying fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the underlying fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, an Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

U.S. Government Securities and Obligations Risk.  Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the

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More Information on Risks (continued)

Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Management and Other Service Providers

Management of the Portfolio

Adviser. DSL, a Delaware limited liability company, serves as the investment adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL is registered with the SEC as an investment adviser. DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. As of December 31, 2007, DSL managed over $47 billion in assets. DSL's principal address is 1475 Dunwoody Drive, West Chester, PA 19380.

DSL may engage one or more sub-advisers to provide the day-to-day management of the Portfolio. A sub-adviser may be an affiliate of DSL or may be independent. DSL acts as a "manager-of-managers" for the Portfolio. DSL may delegate to the sub-adviser of the Portfolio the responsibility for investment management, subject to DSLs' oversight. DSL would be responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, DSL could also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolio's Board. It is not expected that DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Portfolio's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio would notify shareholders of any change in the identity of the sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

DSL does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's semi-annual shareholder report dated June 30, 2007.

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Management and Other Service Providers (continued)

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the FINRA BrokerCheck Hotline at 800-289-9999.

Shareholder Service and Distribution Plan

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators. The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and a 0.50% distribution fee). ING Funds Distributor has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2009, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current Plan) in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's Adviser or Distributor (collectively, "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in a portfolio advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

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Management and Other Service Providers (continued)

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio, as well as rebalancing percentage allocations to the Underlying Funds.

Information for Investors

About Your Investment

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans for which the Portfolio serves as an investment option might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available

17

Information for Investors (continued)

market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment options.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the Separate Account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors

18

Information for Investors (continued)

permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company Separate Accounts, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of DSL to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

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Information for Investors (continued)

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus is diversified, as defined in the1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment company, the Portfolio is generally not subject to federal income tax on its investment company taxable income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of the contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio.

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Information for Investors (continued)

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds

The Portfolio commenced operations on April 30, 2007, and performance information was not presented in the Prospectus. The Portfolio, as stated previously, is a fund-of-funds, which will invest equal allocations (approximately 33 1/3%) of its assets in ING Franklin Income Portfolio, ING Templeton Global Growth Portfolio and ING Franklin Mutual Shares Portfolio ("ING Underlying Funds"), each of which is modeled after another, currently existing fund. These currently existing funds are: Templeton Growth Fund advised by Templeton Global Advisors Limited, Franklin Income Fund advised by Franklin Advisers, Inc., and Franklin Mutual Shares Fund advised by Franklin Mutual Advisors, LLC ("Existing Underlying Funds"). Templeton Global Advisors Limited, Franklin Advisers, Inc. and Franklin Mutual Advisors, LLC are all wholly-owned subsidiaries of Franklin Resources, Inc.

This section contains the past performance of the Existing Underlying Funds, as well as the hypothetical results of the Portfolio's allocation strategy (the "Franklin Founding Strategy"). The hypothetical results of the Franklin Founding Strategy were constructed by retroactively applying the Franklin Founding Strategy to the past performance of the Existing Underlying Funds for periods prior to the inception dates of the Portfolio.

Each of the Existing Underlying Funds has the same investment adviser and same portfolio manager and substantially similar investment objectives, policies and investment strategies as its corresponding ING Underlying Fund. Because of the similarities between the Existing Underlying Funds and their corresponding ING Underlying Funds in combination with the Franklin Founding Strategy, this information may help provide an indication of the Portfolio's risks.

The past performance of the Existing Underlying Funds and the hypothetical performance of the Franklin Founding Strategy have been calculated net of fees and expenses as described in the notes for each. The total operating fees and expenses of the Existing Underlying Funds and Franklin Founding Strategy may be lower than the total operating expenses of the Portfolio or the corresponding ING Underlying Fund, in which case the Franklin Founding Strategy and Existing Underlying Funds' performance shown would have been lower had the total operating expenses of the Portfolio and the corresponding ING Underlying Fund been used to compute the performance.

The Franklin Founding Strategy and Existing Underlying Funds' performance is no guarantee of future results in managing the Portfolio or portion thereof. THE INFORMATION IN THIS PRESENTATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO OR ANY PREDECESSOR TO IT.

Please note the following cautionary guidelines in reviewing this presentation:

•  Performance figures are not the performance of the Portfolio or ING Underlying Funds. The hypothetical performance shown for Franklin Founding Strategy and the performance shown for the Existing Underlying Funds is not an indication of how the Portfolio or portion thereof would have performed in the past or will perform in the future. Each ING Underlying Funds' performance in the future will be different from the Existing Underlying Funds due to factors such as cash flows in and out of the ING Underlying Funds, different fees, expenses, performance calculation methods, and portfolio sizes and composition.

21

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds (continued)

•  Although the Portfolio is modeled after the Franklin Founding Strategy, the Adviser may (1) change the percentage of the Portfolio's assets allocated to any ING Underlying Fund at any time in the future, and (2) the assets under management of each ING Underlying Fund will increase or decrease depending upon the performance and market-value of those ING Underlying Funds.

•  Initially, the Portfolio expects to allocate its assets approximately equally (33 1/3%) to each ING Underlying Fund. You should consider the Adviser's discretion to change the asset allocation among the ING Underlying Funds, and to eventually invest in other funds, when reviewing the Existing Underlying Funds' performance and Franklin Founding Strategy's hypothetical performance.

•  Performance information — a bar chart and a table — is presented on the following pages for Class A shares of the Existing Underlying Funds that correspond to each ING Underlying Fund. The bar chart shows how each Existing Underlying Fund's total return has varied from year to year, while the tables show performance over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

•  Neither the Portfolio nor the ING Underlying Funds have front-end or deferred sales charges. The other expenses of the ADV Class shares of the Portfolio, including their Rule 12b-1 fees, may be higher than the expenses, including the Rule 12b-1 fees, of the corresponding class of a Existing Underlying Fund. The performance shown in the bar charts and tables for the Class A shares of each Existing Underlying Fund and Franklin Founding Strategy would be lower if adjusted to reflect the higher expenses of the ADV Class of the Portfolio. The performance (and hypothetical performance, in the case of the Franklin Founding Strategy) shown in the bar charts and tables would also be lower if the adviser to the Existing Underlying Funds had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The Portfolio serves as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses under your Variable Contract or Qualified Plan. If such fees and expenses had been reflected, performance would be lower. For information on these charges please refer to the applicable Variable Contract prospectus, prospectus summary of disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed with your plan.

•  As indicated above, past performance does not indicate future results. It is important to note that the performance results presented on the following pages do not represent the performance of the Portfolio and are no indication of how it would have performed in the past or will perform in the future.

22

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds (continued)

FRANKLIN FOUNDING STRATEGY

The Franklin Founding Strategy represents a composite of the performance of the Existing Underlying Funds. The Adviser anticipates using this model as the basis for managing the Portfolio. However, although the Portfolio will initially be allocated equally among the ING Underlying Funds, the Adviser will have the discretion to change its allocations and may in the future invest in other funds.

The following bar chart and table provide the hypothetical results for a model portfolio constructed by retroactively combining the performance of the Existing Underlying Funds pursuant to the Franklin Founding Strategy to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes are the performance returns of the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index and Lehman Brothers® Aggregate Bond ("LBAB") Index (collectively, "Indices"). The returns of the Indices do not reflect fees, brokerage commissions, taxes or other expenses of investing.

The hypothetical returns shown below are not indicative of future performance of the Portfolio or the Franklin Founding Strategy and do not represent the performance of the ING Underlying Funds. The hypothetical returns shown below do indicate the significant variation in returns in relation to the Indices, over a period of years. In fact, the hypothetical portfolio under-performed certain Indices in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING BY THE PORTFOLIO. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns For Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Class A shares Return	3.52%	14.44%	9.06%
S&P 500® Index	5.49%	12.83%	5.91%
LBAB Index	6.97%	4.42%	5.97%

The hypothetical performance of the Franklin Founding Strategy is adjusted to be shown net of the fees and expenses of the Existing Underlying Funds. The total fees and expenses of the Existing Underlying Funds may be lower than the total fees and expenses of the ING Underlying Funds. The Franklin Founding Strategy does not reflect the advisory fee and certain other fees paid by the Portfolio. If such higher fees and expenses were reflected in the hypothetical Franklin Founding Strategy performance set forth above, performance would be lower. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. The hypothetical returns presented in the Franklin Founding Strategy reflect hypothetical performance an investor would have obtained had it invested in the manner shown if the allocation was fixed throughout this period and does not represent returns that any investor actually attained. Total returns assume that all dividends are reinvested. The information presented is based upon the hypothetical assumption that the Franklin Founding Strategy invested in a one-third allocation in each of the Existing Underlying Funds during the periods presented. Certain of the assumptions have been made for modeling purposes and are unlikely to be realized. No representation or warranty is made as to the reasonableness of the assumptions made or that all assumptions used in achieving the returns have been stated or fully considered. Changes in the assumptions may have a material impact on the hypothetical returns presented.

23

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds (continued)

TEMPLETON GROWTH

The bar chart and table below show the changes in the performance of Templeton Growth Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund's performance to that of a broad measure of market performance — the Morgan Stanley Capital International ("MSCI") World IndexSM. The returns of the MSCI World IndexSM do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund's past performance is no guarantee of future results.

The Templeton Growth Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Templeton Global Growth Portfolio. The returns shown below are not indicative of the future performance of ING Templeton Global Growth Portfolio.

Net Assets of Templeton Growth Fund as of December 31, 2007 were $36,916.8 million across all share classes.

Best and Worst Quarterly Returns during this Period:

Best: 2nd Quarter 2003: 20.22%
Worst: 3rd Quarter 1998: (19.60)%

Templeton Growth Fund, Class A
Average Annual Total Returns For the Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Class A Return(1)(2)	2.19%	15.91%	9.44%
MSCI World IndexSM	9.04%	16.96%	7.00%

(1)  The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each ING Underlying Fund to calculate their and the Portfolio's performance. Performance of Templeton Growth Fund is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-adviser for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.

(2)  Templeton Growth Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Templeton Growth Fund had not reimbursed certain expenses of the fund during the periods shown.

24

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds (continued)

FRANKLIN INCOME FUND

The bar chart and table below show the changes in the performance of Franklin Income Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund's performance to that of two broad measures of market performance — the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index and the Lehman Brothers® Aggregate Bond ("LBAB") Index. The returns of the S&P 500® Index and the LBAB Index do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund's past performance is no guarantee of future results.

The Franklin Income Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Franklin Income Portfolio. The returns shown below are not indicative of the future performance of ING Franklin Income Portfolio.

Net Assets of Franklin Income Fund as of December 31, 2007 were $61,120.6 million across all share classes.

Best and Worst Quarterly Returns during this Period:

Best: 2nd Quarter 2003: 14.51%
Worst: 3rd Quarter 2002: (10.96)%

Franklin Income Fund, Class A
Average Annual Total Returns For the Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Class A Return(1)(2)	5.31%	13.42%	8.49%
S&P 500® Index	5.49%	12.83%	5.91%
LBAB Index	6.97%	4.42%	5.97%

(1)  The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Underlying Fund to calculate their and the Portfolio's performance. Performance is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-advisers for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.

(2)  Franklin Income Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Franklin Income Fund had not reimbursed certain expenses of the fund during the periods shown.

25

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds (continued)

MUTUAL SHARES FUND

The bar chart and table below show the changes in the performance of Mutual Shares Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund's performance to that of a broad measure of market performance — the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The returns of the S&P 500® Index do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund's past performance is no guarantee of future results.

The Mutual Shares Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Franklin Mutual Shares Portfolio. The returns shown below are not indicative of the future performance of ING Franklin Mutual Shares Portfolio.

Net Assets of Mutual Shares Fund as of December 31, 2007 were $25,258.7 million across all share classes.

Best and Worst Quarterly Returns during this Period:

Best: 3rd Quarter 1997: 13.86%
Worst: 3rd Quarter 1998: (17.03)%

Mutual Shares Fund, Class A
Average Annual Total Returns For Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Class A Return(1)(2)	2.97%	13.86%	8.88%
S&P 500® Index	5.49%	12.83%	5.91%

(1)  The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Underlying Fund to calculate their and the Portfolio's performance. Performance is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-advisers for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.

(2)  Mutual Shares Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Mutual Shares Fund had not reimbursed certain expenses of the fund during the periods shown.

26

Financial Highlights

The following financial highlights table is intended to help you understand the Portfolio's ADV Class shares' financial performance for the period ended December 31, 2007. Certain information reflects financial results for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the period ended December 31, 2007, the financial information has been derived from the Portfolio's financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the annual shareholder report, which is available upon request.

ING Franklin Templeton Founding Strategy Portfolio

Class ADV
April 30, 2007(1) to December 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.03
Net realized and unrealized loss on investments	$(0.35)
Total from investment operations	$(0.32)
Net asset value, end of period	$9.68
Total Return(2)%	(3.20)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.84
Net expenses after expense waiver(3)(4)(5)%	0.69
Net investment income after expense waiver(3)(4)(5)%	0.51
Portfolio turnover rate %	4

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of the Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Distributor has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

27

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TO OBTAIN MORE INFORMATION

A Statement of Additional Information dated April 28, 2008 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments are available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/28/08  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Institutional Class

This Prospectus is designed to help you make informed decisions about investments in ING Franklin Templeton Founding Strategy Portfolio ("Portfolio"). The Portfolio seeks to achieve its investment objective by investing in other ING mutual funds.

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING Franklin Templeton Founding Strategy Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Institutional Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the Portfolio

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio invests in a combination of ING mutual funds sub-advised by Franklin Advisers, Inc., Franklin Mutual Advisers, LLC or Templeton Global Advisors Limited ("Underlying Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. If any changes are made to an Underlying Fund, these changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. Implementation will be done over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 7 of this Prospectus.

Shares of the Portfolio are offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio.

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I") and Service Class ("Class S") shares. The three classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.

2

Description of the Portfolio

Adviser
Directed Services LLC

ING Franklin Templeton Founding Strategy Portfolio

Investment Objective

Capital appreciation. Income is a secondary consideration. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio's assets are invested in a combination of Underlying Funds on a fixed-percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The investment strategies of the Underlying Funds are described in the section entitled "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds." The Adviser uses a value-oriented investment approach.

The Portfolio makes equal allocations (approximately 33 1/3%) of its assets to the following three Underlying Funds:

•  ING Franklin Income Portfolio

•  ING Templeton Global Growth Portfolio

•  ING Franklin Mutual Shares Portfolio

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be rebalanced at least monthly by the Portfolio's administrator.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Credit Risk
Debt Securities Risk
Depositary Receipts Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Interest Rate Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Value Investing Risk

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment

3

Description of the Portfolios (continued)

Strategies" on page 7, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 8 and "More Information on Risks" beginning on page 10 in this Prospectus.

Performance

Since the Portfolio had not had a full calendar year of operations as of December 31, 2007, there is no annual performance information included in this Prospectus.

However, hypothetical performance of a hypothetical portfolio managed in a style similar to the Portfolio is included in the section entitled "Hypothetical Portfolio Performance and Historical Performance of Franklin Underlying Funds."

4

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Class I shares of the Portfolio. Shareholders of the Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, may vary from year to year, the fees and expenses paid by Class I shares of the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) – The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

Class I Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee	Shareholder Services Fee	Other Expenses(2)	Acquired (Underlying) Funds Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Net Operating Expenses
ING Franklin Templeton Founding Strategy	0.00%	—	—	0.09%	0.81%	0.90%	—	0.90%

(1)  This table shows the estimated operating expenses for the Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are estimated as the Portfolio had not had a full calendar year of operation as of December 31, 2007.

(2)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in Other Expenses.

(3)  The Portfolio's Acquired (Underlying) Funds' Fees and Expenses are estimated on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2007. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(4)  DSL, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage, extraordinary expenses, subject to possible recoupment by DSL within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Waivers, Reimbursements and Recoupments. The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. For information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

5

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2007:

Underlying Funds	Net Operating Expenses
ING Franklin Income Portfolio	0.74%
ING Templeton Global Growth Portfolio	0.90%
ING Franklin Mutual Shares Portfolio	0.78%

Example

The Example is intended to help you compare the cost of investing in the Class I shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class I shares of the Portfolio's net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Franklin Templeton Founding Strategy	$92	$287	$498	$1,108

6

More Information on Investment Strategies

Investment Objectives, Main Investments and Risks of the Underlying Funds

The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" beginning on page 10 for an expanded discussion of the risks listed below for a particular Underlying Fund.

The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

7

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Maximize income while maintaining prospects for capital appreciation.	Invests in a diversified portfolio of debt and equity securities. Debt securities in which the portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. May invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or American Depositary Receipts.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, market and company risk, market trends risk, maturity risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Franklin Mutual Advisers, LLC	ING Franklin Mutual Shares Portfolio	Capital appreciation with a secondary goal of income.	Normally invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The portfolio invests predominantly (up to 100%) in companies with market capitalization values greater than $5 billion, although it may invest a portion of its assets in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign securities. May also engage from time to time in an "arbitrage" strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations.	Convertible securities risk, credit risk, currency risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, investment models risk, liquidity risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, sovereign debt risk, and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risk
Investment Adviser: Directed Services LLC Sub-Adviser: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The portfolio also invests in depositary receipts and derivatives, including up to 5% in options and swap agreements. The portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, securities lending risk, sovereign debt risk, and value investing risk.

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More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when Directed Services LLC ("DSL") with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or an Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or an Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, DSL is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio and it serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others. DSL subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, DSL may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio.

Risks Associated with an Investment in the Underlying Funds

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities may fall when as interest rates rise and increase as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the

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More Information on Risks (continued)

U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value

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More Information on Risks (continued)

of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher-quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds Risk. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. DSL will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended, ("1940 Act") or under the terms of an exemptive order granted by the SEC.

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More Information on Risks (continued)

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Market and Company Risk.  The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in small- and mid-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem

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More Information on Risks (continued)

such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Risk Arbitrage Securities and Distressed Companies Risk.  Certain Underlying Funds, and in particular the ING Franklin Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Underlying Fund's sub-adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger or other restructuring, tender or exchange offer proposed at the time an underlying fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the underlying fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, an Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

U.S. Government Securities and Obligations Risk.  Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the

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More Information on Risks (continued)

U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Management and Other Service Providers

Management of the Portfolio

Adviser. DSL, a Delaware limited liability company, serves as the investment adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL is registered with the SEC as an investment adviser. DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. As of December 31, 2007, DSL managed over $47 billion in assets. DSL's principal address is 1475 Dunwoody Drive, West Chester, PA 19380.

DSL may engage one or more sub-advisers to provide the day-to-day management of the Portfolio. A sub-adviser may be an affiliate of DSL or may be independent. DSL acts as a "manager-of-managers" for the Portfolio. DSL may delegate to the sub-adviser of the Portfolio the responsibility for investment management, subject to DSLs' oversight. DSL would be responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, DSL could also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolio's Board. It is not expected that DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Portfolio's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio would notify shareholders of any change in the identity of the sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

DSL does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's semi-annual shareholder report dated June 30, 2007.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the FINRA BrokerCheck Hotline at 800-289-9999.

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Management and Other Service Providers (continued)

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio's Adviser or Distributor (collectively, "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in a portfolio advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio, as well as rebalancing percentage allocations to the Underlying Funds.

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Information for Investors

About Your Investment

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans for which the Portfolio serves as an investment option might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment options.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

17

Information for Investors (continued)

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the Separate Account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company Separate Accounts, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation,

18

Information for Investors (continued)

for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of DSL to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

19

Information for Investors (continued)

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus is diversified, as defined in the1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment company, the Portfolio is generally not subject to federal income tax on its investment company taxable income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of the contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.

20

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds

The Portfolio commenced operations on April 30, 2007, and performance information was not presented in the Prospectus. The Portfolio, as stated previously, is a fund-of-funds, which will invest equal allocations (approximately 33 1/3%) of its assets in ING Franklin Income Portfolio, ING Templeton Global Growth Portfolio and ING Franklin Mutual Shares Portfolio ("ING Underlying Funds"), each of which is modeled after another, currently existing fund. These currently existing funds are: Templeton Growth Fund advised by Templeton Global Advisors Limited, Franklin Income Fund advised by Franklin Advisers, Inc., and Franklin Mutual Shares Fund advised by Franklin Mutual Advisors, LLC ("Existing Underlying Funds"). Templeton Global Advisors Limited, Franklin Advisers, Inc. and Franklin Mutual Advisors, LLC are all wholly-owned subsidiaries of Franklin Resources, Inc.

This section contains the past performance of the Existing Underlying Funds, as well as the hypothetical results of the Portfolio's allocation strategy (the "Franklin Founding Strategy"). The hypothetical results of the Franklin Founding Strategy were constructed by retroactively applying the Franklin Founding Strategy to the past performance of the Existing Underlying Funds for periods prior to the inception dates of the Portfolio.

Each of the Existing Underlying Funds has the same investment adviser and same portfolio manager and substantially similar investment objectives, policies and investment strategies as its corresponding ING Underlying Fund. Because of the similarities between the Existing Underlying Funds and their corresponding ING Underlying Funds in combination with the Franklin Founding Strategy, this information may help provide an indication of the Portfolio's risks.

The past performance of the Existing Underlying Funds and the hypothetical performance of the Franklin Founding Strategy have been calculated net of fees and expenses as described in the notes for each. The total operating fees and expenses of the Existing Underlying Funds and Franklin Founding Strategy may be lower than the total operating expenses of the Portfolio or the corresponding ING Underlying Fund, in which case the Franklin Founding Strategy and Existing Underlying Funds' performance shown would have been lower had the total operating expenses of the Portfolio and the corresponding ING Underlying Fund been used to compute the performance.

The Franklin Founding Strategy and Existing Underlying Funds' performance is no guarantee of future results in managing the Portfolio or portion thereof. THE INFORMATION IN THIS PRESENTATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO OR ANY PREDECESSOR TO IT.

Please note the following cautionary guidelines in reviewing this presentation:

•  Performance figures are not the performance of the Portfolio or ING Underlying Funds. The hypothetical performance shown for Franklin Founding Strategy and the performance shown for the Existing Underlying Funds is not an indication of how the Portfolio or portion thereof would have performed in the past or will perform in the future. Each ING Underlying Funds' performance in the future will be different from the Existing Underlying Funds due to factors such as cash flows in and out of the ING Underlying Funds, different fees, expenses, performance calculation methods, and portfolio sizes and composition.

•  Although the Portfolio is modeled after the Franklin Founding Strategy, the Adviser may (1) change the percentage of the Portfolio's assets allocated to any ING Underlying Fund at any time in the future, and (2) the assets under management of each ING Underlying Fund will increase or decrease depending upon the performance and market-value of those ING Underlying Funds.

•  Initially, the Portfolio expects to allocate its assets approximately equally (33 1/3%) to each ING Underlying Fund. You should consider the Adviser's discretion to change the asset allocation among the ING Underlying Funds, and to eventually invest in other funds, when reviewing the Existing Underlying Funds' performance and Franklin Founding Strategy's hypothetical performance.

•  Performance information — a bar chart and a table — is presented on the following pages for Class A shares of the Existing Underlying Funds that correspond to each ING Underlying Fund. The bar chart shows how each Existing Underlying Fund's total return has varied from year to year, while the tables show performance over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

•  Neither the Portfolio nor the ING Underlying Funds have front-end or deferred sales charges. The other expenses of the ADV Class shares of the Portfolio, including their Rule 12b-1 fees, may be higher than the expenses, including the Rule 12b-1 fees, of the corresponding class of a Existing Underlying Fund. The

21

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds (continued)

performance shown in the bar charts and tables for the Class A shares of each Existing Underlying Fund and Franklin Founding Strategy would be lower if adjusted to reflect the higher expenses of the ADV Class of the Portfolio. The performance (and hypothetical performance, in the case of the Franklin Founding Strategy) shown in the bar charts and tables would also be lower if the adviser to the Existing Underlying Funds had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The Portfolio serves as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses under your Variable Contract or Qualified Plan. If such fees and expenses had been reflected, performance would be lower. For information on these charges please refer to the applicable Variable Contract prospectus, prospectus summary of disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed with your plan.

•  As indicated above, past performance does not indicate future results. It is important to note that the performance results presented on the following pages do not represent the performance of the Portfolio and are no indication of how it would have performed in the past or will perform in the future.

22

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds (continued)

FRANKLIN FOUNDING STRATEGY

The Franklin Founding Strategy represents a composite of the performance of the Existing Underlying Funds. The Adviser anticipates using this model as the basis for managing the Portfolio. However, although the Portfolio will initially be allocated equally among the ING Underlying Funds, the Adviser will have the discretion to change its allocations and may in the future invest in other funds.

The following bar chart and table provide the hypothetical results for a model portfolio constructed by retroactively combining the performance of the Existing Underlying Funds pursuant to the Franklin Founding Strategy to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes are the performance returns of the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index and Lehman Brothers® Aggregate Bond ("LBAB") Index (collectively, "Indices"). The returns of the Indices do not reflect fees, brokerage commissions, taxes or other expenses of investing.

The hypothetical returns shown below are not indicative of future performance of the Portfolio or the Franklin Founding Strategy and do not represent the performance of the ING Underlying Funds. The hypothetical returns shown below do indicate the significant variation in returns in relation to the Indices, over a period of years. In fact, the hypothetical portfolio under-performed certain Indices in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING BY THE PORTFOLIO. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns For Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Class A shares Return	3.52%	14.44%	9.06%
S&P 500® Index	5.49%	12.83%	5.91%
LBAB Index	6.97%	4.42%	5.97%

The hypothetical performance of the Franklin Founding Strategy is adjusted to be shown net of the fees and expenses of the Existing Underlying Funds. The total fees and expenses of the Existing Underlying Funds may be lower than the total fees and expenses of the ING Underlying Funds. The Franklin Founding Strategy does not reflect the advisory fee and certain other fees paid by the Portfolio. If such higher fees and expenses were reflected in the hypothetical Franklin Founding Strategy performance set forth above, performance would be lower. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. The hypothetical returns presented in the Franklin Founding Strategy reflect hypothetical performance an investor would have obtained had it invested in the manner shown if the allocation was fixed throughout this period and does not represent returns that any investor actually attained. Total returns assume that all dividends are reinvested. The information presented is based upon the hypothetical assumption that the Franklin Founding Strategy invested in a one-third allocation in each of the Existing Underlying Funds during the periods presented. Certain of the assumptions have been made for modeling purposes and are unlikely to be realized. No representation or warranty is made as to the reasonableness of the assumptions made or that all assumptions used in achieving the returns have been stated or fully considered. Changes in the assumptions may have a material impact on the hypothetical returns presented.

23

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds (continued)

TEMPLETON GROWTH

The bar chart and table below show the changes in the performance of Templeton Growth Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund's performance to that of a broad measure of market performance — the Morgan Stanley Capital International ("MSCI") World IndexSM. The returns of the MSCI World IndexSM do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund's past performance is no guarantee of future results.

The Templeton Growth Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Templeton Global Growth Portfolio. The returns shown below are not indicative of the future performance of ING Templeton Global Growth Portfolio.

Net Assets of Templeton Growth Fund as of December 31, 2007 were $36,916.8 million across all share classes.

Best and Worst Quarterly Returns during this Period:

Best: 2nd Quarter 2003: 20.22%
Worst: 3rd Quarter 1998: (19.60)%

Templeton Growth Fund, Class A
Average Annual Total Returns For the Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Class A Return(1)(2)	2.19%	15.91%	9.44%
MSCI World IndexSM	9.04%	16.96%	7.00%

(1)  The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each ING Underlying Fund to calculate their and the Portfolio's performance. Performance of Templeton Growth Fund is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-adviser for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.

(2)  Templeton Growth Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Templeton Growth Fund had not reimbursed certain expenses of the fund during the periods shown.

24

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds (continued)

FRANKLIN INCOME FUND

The bar chart and table below show the changes in the performance of Franklin Income Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund's performance to that of two broad measures of market performance — the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index and the Lehman Brothers® Aggregate Bond ("LBAB") Index. The returns of the S&P 500® Index and the LBAB Index do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund's past performance is no guarantee of future results.

The Franklin Income Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Franklin Income Portfolio. The returns shown below are not indicative of the future performance of ING Franklin Income Portfolio.

Net Assets of Franklin Income Fund as of December 31, 2007 were $61,120.6 million across all share classes.

Best and Worst Quarterly Returns during this Period:

Best: 2nd Quarter 2003: 14.51%
Worst: 3rd Quarter 2002: (10.96)%

Franklin Income Fund, Class A
Average Annual Total Returns For the Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Class A Return(1)(2)	5.31%	13.42%	8.49%
S&P 500® Index	5.49%	12.83%	5.91%
LBAB Index	6.97%	4.42%	5.97%

(1)  The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Underlying Fund to calculate their and the Portfolio's performance. Performance is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-advisers for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.

(2)  Franklin Income Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Franklin Income Fund had not reimbursed certain expenses of the fund during the periods shown.

25

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds (continued)

MUTUAL SHARES FUND

The bar chart and table below show the changes in the performance of Mutual Shares Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund's performance to that of a broad measure of market performance — the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The returns of the S&P 500® Index do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund's past performance is no guarantee of future results.

The Mutual Shares Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Franklin Mutual Shares Portfolio. The returns shown below are not indicative of the future performance of ING Franklin Mutual Shares Portfolio.

Net Assets of Mutual Shares Fund as of December 31, 2007 were $25,258.7 million across all share classes.

Best and Worst Quarterly Returns during this Period:

Best: 3rd Quarter 1997: 13.86%
Worst: 3rd Quarter 1998: (17.03)%

Mutual Shares Fund, Class A
Average Annual Total Returns For Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Class A Return(1)(2)	2.97%	13.86%	8.88%
S&P 500® Index	5.49%	12.83%	5.91%

(1)  The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Underlying Fund to calculate their and the Portfolio's performance. Performance is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-advisers for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.

(2)  Mutual Shares Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Mutual Shares Fund had not reimbursed certain expenses of the fund during the periods shown.

26

Financial Highlights

The following financial highlights table is intended to help you understand the Portfolio's Class I shares' financial performance for the period ended December 31, 2007. Certain information reflects financial results for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the period ended December 31, 2007, the financial information has been derived from the Portfolio's financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the annual shareholder report, which is available upon request.

ING Franklin Templeton Founding Strategy Portfolio

Class I
April 30, 2007(1) to December 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.07
Net realized and unrealized loss on investments	$(0.34)
Total from investment operations	$(0.27)
Net asset value, end of period	$9.73
Total Return(2)%	(2.70)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1
Ratios to average net assets:
Expenses(3)(4)%	0.09
Net investment income(3)(4)%	1.11
Portfolio turnover rate %	4

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of the Underlying Funds and do not include fees and expenses charged under the variable annuity contract of variable life insurance policy.

27

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TO OBTAIN MORE INFORMATION

A Statement of Additional Information dated April 28, 2008 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments are available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/28/08  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Service Class

This Prospectus is designed to help you make informed decisions about investments in ING Franklin Templeton Founding Strategy Portfolio ("Portfolio"). The Portfolio seeks to achieve its investment objective by investing in other ING mutual funds.

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING Franklin Templeton Founding Strategy Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the Portfolio

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio invests in a combination of ING mutual funds sub-advised by Franklin Advisers, Inc., Franklin Mutual Advisers, LLC or Templeton Global Advisors Limited ("Underlying Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. If any changes are made to an Underlying Fund, these changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. Implementation will be done over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 7 of this Prospectus.

Shares of the Portfolio are offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio.

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I") and Service Class ("Class S") shares. The three classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.

2

Description of the Portfolio

Adviser
Directed Services LLC

ING Franklin Templeton Founding Strategy Portfolio

Investment Objective

Capital appreciation. Income is a secondary consideration. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio's assets are invested in a combination of Underlying Funds on a fixed-percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The investment strategies of the Underlying Funds are described in the section entitled "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds." The Adviser uses a value-oriented investment approach.

The Portfolio makes equal allocations (approximately 33 1/3%) of its assets to the following three Underlying Funds:

•  ING Franklin Income Portfolio

•  ING Templeton Global Growth Portfolio

•  ING Franklin Mutual Shares Portfolio

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be rebalanced at least monthly by the Portfolio's administrator.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Credit Risk
Debt Securities Risk
Depositary Receipts Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Interest Rate Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Value Investing Risk

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

3

Description of the Portfolios (continued)

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 7, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 8 and "More Information on Risks" beginning on page 10 in this Prospectus.

Performance

Since the Portfolio had not had a full calendar year of operations as of December 31, 2007, there is no annual performance information included in this Prospectus.

However, hypothetical performance of a hypothetical portfolio managed in a style similar to the Portfolio is included in the section entitled "Hypothetical Portfolio Performance and Historical Performance of Franklin Underlying Funds."

4

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Class S shares of the Portfolio. Shareholders of the Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, may vary from year to year, the fees and expenses paid by Class S shares of the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) – The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

Class S Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee	Shareholder Services Fee	Other Expenses(2)	Acquired (Underlying) Funds Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Net Operating Expenses
ING Franklin Templeton Founding Strategy	0.00%	—	0.25%	0.09%	0.81%	1.15%	—	1.15%

(1)  This table shows the estimated operating expenses for the Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are estimated as the Portfolio had not had a full calendar year of operation as of December 31, 2007.

(2)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in Other Expenses.

(3)  The Portfolio's Acquired (Underlying) Funds' Fees and Expenses are estimated on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2007. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(4)  DSL, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage, extraordinary expenses, subject to possible recoupment by DSL within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Waivers, Reimbursements and Recoupments. The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. For information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

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Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2007:

Underlying Funds	Net Operating Expenses
ING Franklin Income Portfolio	0.74%
ING Templeton Global Growth Portfolio	0.90%
ING Franklin Mutual Shares Portfolio	0.78%

Example

The Example is intended to help you compare the cost of investing in the Class S shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class S shares of the Portfolio's net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Franklin Templeton Founding Strategy	$117	$365	$633	$1,398

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More Information on Investment Strategies

Investment Objectives, Main Investments and Risks of the Underlying Funds

The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" beginning on page 10 for an expanded discussion of the risks listed below for a particular Underlying Fund.

The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Maximize income while maintaining prospects for capital appreciation.	Invests in a diversified portfolio of debt and equity securities. Debt securities in which the portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. May invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or American Depositary Receipts.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, market and company risk, market trends risk, maturity risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Franklin Mutual Advisers, LLC	ING Franklin Mutual Shares Portfolio	Capital appreciation with a secondary goal of income.	Normally invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The portfolio invests predominantly (up to 100%) in companies with market capitalization values greater than $5 billion, although it may invest a portion of its assets in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign securities. May also engage from time to time in an "arbitrage" strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations.	Convertible securities risk, credit risk, currency risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, investment models risk, liquidity risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, sovereign debt risk, and value investing risk.

8

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risk
Investment Adviser: Directed Services LLC Sub-Adviser: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The portfolio also invests in depositary receipts and derivatives, including up to 5% in options and swap agreements. The portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, securities lending risk, sovereign debt risk, and value investing risk.

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More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when Directed Services LLC ("DSL") with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or an Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or an Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, DSL is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio and it serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others. DSL subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, DSL may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio.

Risks Associated with an Investment in the Underlying Funds

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities may fall when as interest rates rise and increase as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the

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More Information on Risks (continued)

U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value

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More Information on Risks (continued)

of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher-quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds Risk. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. DSL will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not

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More Information on Risks (continued)

purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended, ("1940 Act") or under the terms of an exemptive order granted by the SEC.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Market and Company Risk.  The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in small- and mid-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQ(TM) ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the

13

More Information on Risks (continued)

Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Risk Arbitrage Securities and Distressed Companies Risk.  Certain Underlying Funds, and in particular the ING Franklin Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Underlying Fund's sub-adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger or other restructuring, tender or exchange offer proposed at the time an underlying fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the underlying fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, an Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

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More Information on Risks (continued)

U.S. Government Securities and Obligations Risk.  Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Management and Other Service Providers

Management of the Portfolio

Adviser. DSL, a Delaware limited liability company, serves as the investment adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL is registered with the SEC as an investment adviser. DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. As of December 31, 2007, DSL managed over $47 billion in assets. DSL's principal address is 1475 Dunwoody Drive, West Chester, PA 19380.

DSL may engage one or more sub-advisers to provide the day-to-day management of the Portfolio. A sub-adviser may be an affiliate of DSL or may be independent. DSL acts as a "manager-of-managers" for the Portfolio. DSL may delegate to the sub-adviser of the Portfolio the responsibility for investment management, subject to DSLs' oversight. DSL would be responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, DSL could also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolio's Board. It is not expected that DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Portfolio's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio would notify shareholders of any change in the identity of the sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

DSL does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's semi-annual shareholder report dated June 30, 2007.

15

Management and Other Service Providers (continued)

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the FINRA BrokerCheck Hotline at 800-289-9999.

Service Fees  The Trust has entered into a Shareholder Services Plan ("Plan") for the Class S shares of the Portfolio. The Plan allows ING Funds Distributor, to use payments under the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including Variable Contract owners with interests in the Portfolio. Services that may be provided under the Plan include, among other things, providing information about the Portfolio and delivering Portfolio documents. Under the Plan, the Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's Adviser or Distributor (collectively, "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in a portfolio advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

16

Management and Other Service Providers (continued)

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio, as well as rebalancing percentage allocations to the Underlying Funds.

Information for Investors

About Your Investment

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans for which the Portfolio serves as an investment option might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company.

17

Information for Investors (continued)

The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment options.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the Separate Account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for

18

Information for Investors (continued)

the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company Separate Accounts, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of DSL to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these

19

Information for Investors (continued)

measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus is diversified, as defined in the1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment company, the Portfolio is generally not subject to federal income tax on its investment company taxable income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of the contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.

20

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds

The Portfolio commenced operations on April 30, 2007, and performance information was not presented in the Prospectus. The Portfolio, as stated previously, is a fund-of-funds, which will invest equal allocations (approximately 33 1/3%) of its assets in ING Franklin Income Portfolio, ING Templeton Global Growth Portfolio and ING Franklin Mutual Shares Portfolio ("ING Underlying Funds"), each of which is modeled after another, currently existing fund. These currently existing funds are: Templeton Growth Fund advised by Templeton Global Advisors Limited, Franklin Income Fund advised by Franklin Advisers, Inc., and Franklin Mutual Shares Fund advised by Franklin Mutual Advisors, LLC ("Existing Underlying Funds"). Templeton Global Advisors Limited, Franklin Advisers, Inc. and Franklin Mutual Advisors, LLC are all wholly-owned subsidiaries of Franklin Resources, Inc.

This section contains the past performance of the Existing Underlying Funds, as well as the hypothetical results of the Portfolio's allocation strategy (the "Franklin Founding Strategy"). The hypothetical results of the Franklin Founding Strategy were constructed by retroactively applying the Franklin Founding Strategy to the past performance of the Existing Underlying Funds for periods prior to the inception dates of the Portfolio.

Each of the Existing Underlying Funds has the same investment adviser and same portfolio manager and substantially similar investment objectives, policies and investment strategies as its corresponding ING Underlying Fund. Because of the similarities between the Existing Underlying Funds and their corresponding ING Underlying Funds in combination with the Franklin Founding Strategy, this information may help provide an indication of the Portfolio's risks.

The past performance of the Existing Underlying Funds and the hypothetical performance of the Franklin Founding Strategy have been calculated net of fees and expenses as described in the notes for each. The total operating fees and expenses of the Existing Underlying Funds and Franklin Founding Strategy may be lower than the total operating expenses of the Portfolio or the corresponding ING Underlying Fund, in which case the Franklin Founding Strategy and Existing Underlying Funds' performance shown would have been lower had the total operating expenses of the Portfolio and the corresponding ING Underlying Fund been used to compute the performance.

The Franklin Founding Strategy and Existing Underlying Funds' performance is no guarantee of future results in managing the Portfolio or portion thereof. THE INFORMATION IN THIS PRESENTATION DOES NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO OR ANY PREDECESSOR TO IT.

Please note the following cautionary guidelines in reviewing this presentation:

•  Performance figures are not the performance of the Portfolio or ING Underlying Funds. The hypothetical performance shown for Franklin Founding Strategy and the performance shown for the Existing Underlying Funds is not an indication of how the Portfolio or portion thereof would have performed in the past or will perform in the future. Each ING Underlying Funds' performance in the future will be different from the Existing Underlying Funds due to factors such as cash flows in and out of the ING Underlying Funds, different fees, expenses, performance calculation methods, and portfolio sizes and composition.

•  Although the Portfolio is modeled after the Franklin Founding Strategy, the Adviser may (1) change the percentage of the Portfolio's assets allocated to any ING Underlying Fund at any time in the future, and (2) the assets under management of each ING Underlying Fund will increase or decrease depending upon the performance and market-value of those ING Underlying Funds.

•  Initially, the Portfolio expects to allocate its assets approximately equally (33 1/3%) to each ING Underlying Fund. You should consider the Adviser's discretion to change the asset allocation among the ING Underlying Funds, and to eventually invest in other funds, when reviewing the Existing Underlying Funds' performance and Franklin Founding Strategy's hypothetical performance.

•  Performance information — a bar chart and a table — is presented on the following pages for Class A shares of the Existing Underlying Funds that correspond to each ING Underlying Fund. The bar chart shows how each Existing Underlying Fund's total return has varied from year to year, while the tables show performance over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

•  Neither the Portfolio nor the ING Underlying Funds have front-end or deferred sales charges. The other expenses of the ADV Class shares of the Portfolio, including their Rule 12b-1 fees, may be higher than the expenses, including the Rule 12b-1 fees, of the corresponding class of a Existing Underlying Fund. The performance shown in the bar charts and tables for the Class A shares of each Existing Underlying Fund and Franklin Founding Strategy would be lower if adjusted to reflect the higher expenses of the ADV Class of the

21

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds (continued)

Portfolio. The performance (and hypothetical performance, in the case of the Franklin Founding Strategy) shown in the bar charts and tables would also be lower if the adviser to the Existing Underlying Funds had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The Portfolio serves as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses under your Variable Contract or Qualified Plan. If such fees and expenses had been reflected, performance would be lower. For information on these charges please refer to the applicable Variable Contract prospectus, prospectus summary of disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed with your plan.

•  As indicated above, past performance does not indicate future results. It is important to note that the performance results presented on the following pages do not represent the performance of the Portfolio and are no indication of how it would have performed in the past or will perform in the future.

22

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds (continued)

FRANKLIN FOUNDING STRATEGY

The Franklin Founding Strategy represents a composite of the performance of the Existing Underlying Funds. The Adviser anticipates using this model as the basis for managing the Portfolio. However, although the Portfolio will initially be allocated equally among the ING Underlying Funds, the Adviser will have the discretion to change its allocations and may in the future invest in other funds.

The following bar chart and table provide the hypothetical results for a model portfolio constructed by retroactively combining the performance of the Existing Underlying Funds pursuant to the Franklin Founding Strategy to the periods prior to the inception dates of the Portfolio. Also presented for comparison purposes are the performance returns of the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index and Lehman Brothers® Aggregate Bond ("LBAB") Index (collectively, "Indices"). The returns of the Indices do not reflect fees, brokerage commissions, taxes or other expenses of investing.

The hypothetical returns shown below are not indicative of future performance of the Portfolio or the Franklin Founding Strategy and do not represent the performance of the ING Underlying Funds. The hypothetical returns shown below do indicate the significant variation in returns in relation to the Indices, over a period of years. In fact, the hypothetical portfolio under-performed certain Indices in certain years.

THE BELOW DATA IS HYPOTHETICAL AND IS NOT A REFLECTION OF ACTUAL TRADING BY THE PORTFOLIO. NO REPRESENTATION IS MADE THAT SIMILAR RESULTS COULD HAVE BEEN OBTAINED BY ACTUAL TRADING OF A PORTFOLIO OF SECURITIES.

Hypothetical Average Annual Total Returns For Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Class A shares Return	3.52%	14.44%	9.06%
S&P 500® Index	5.49%	12.83%	5.91%
LBAB Index	6.97%	4.42%	5.97%

The hypothetical performance of the Franklin Founding Strategy is adjusted to be shown net of the fees and expenses of the Existing Underlying Funds. The total fees and expenses of the Existing Underlying Funds may be lower than the total fees and expenses of the ING Underlying Funds. The Franklin Founding Strategy does not reflect the advisory fee and certain other fees paid by the Portfolio. If such higher fees and expenses were reflected in the hypothetical Franklin Founding Strategy performance set forth above, performance would be lower. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. The hypothetical returns presented in the Franklin Founding Strategy reflect hypothetical performance an investor would have obtained had it invested in the manner shown if the allocation was fixed throughout this period and does not represent returns that any investor actually attained. Total returns assume that all dividends are reinvested. The information presented is based upon the hypothetical assumption that the Franklin Founding Strategy invested in a one-third allocation in each of the Existing Underlying Funds during the periods presented. Certain of the assumptions have been made for modeling purposes and are unlikely to be realized. No representation or warranty is made as to the reasonableness of the assumptions made or that all assumptions used in achieving the returns have been stated or fully considered. Changes in the assumptions may have a material impact on the hypothetical returns presented.

23

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds (continued)

TEMPLETON GROWTH

The bar chart and table below show the changes in the performance of Templeton Growth Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund's performance to that of a broad measure of market performance — the Morgan Stanley Capital International ("MSCI") World IndexSM. The returns of the MSCI World IndexSM do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund's past performance is no guarantee of future results.

The Templeton Growth Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Templeton Global Growth Portfolio. The returns shown below are not indicative of the future performance of ING Templeton Global Growth Portfolio.

Net Assets of Templeton Growth Fund as of December 31, 2007 were $36,916.8 million across all share classes.

Best and Worst Quarterly Returns during this Period:

Best: 2nd Quarter 2003: 20.22%
Worst: 3rd Quarter 1998: (19.60)%

Templeton Growth Fund, Class A
Average Annual Total Returns For the Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Class A Return(1)(2)	2.19%	15.91%	9.44%
MSCI World IndexSM	9.04%	16.96%	7.00%

(1)  The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each ING Underlying Fund to calculate their and the Portfolio's performance. Performance of Templeton Growth Fund is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-adviser for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.

(2)  Templeton Growth Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Templeton Growth Fund had not reimbursed certain expenses of the fund during the periods shown.

24

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds (continued)

FRANKLIN INCOME FUND

The bar chart and table below show the changes in the performance of Franklin Income Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund's performance to that of two broad measures of market performance — the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index and the Lehman Brothers® Aggregate Bond ("LBAB") Index. The returns of the S&P 500® Index and the LBAB Index do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund's past performance is no guarantee of future results.

The Franklin Income Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Franklin Income Portfolio. The returns shown below are not indicative of the future performance of ING Franklin Income Portfolio.

Net Assets of Franklin Income Fund as of December 31, 2007 were $61,120.6 million across all share classes.

Best and Worst Quarterly Returns during this Period:

Best:	2	nd Quarter	2003	:	14.51%
Worst:	3	rd Quarter	2002	:	(10.96)%

Franklin Income Fund, Class A
Average Annual Total Returns For the Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Class A Return(1)(2)	5.31%	13.42%	8.49%
S&P 500® Index	5.49%	12.83%	5.91%
LBAB Index	6.97%	4.42%	5.97%

(1)  The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Underlying Fund to calculate their and the Portfolio's performance. Performance is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-advisers for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.

(2)  Franklin Income Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Franklin Income Fund had not reimbursed certain expenses of the fund during the periods shown.

25

Hypothetical Portfolio Performance and
Historical Performance of Existing Underlying Funds (continued)

MUTUAL SHARES FUND

The bar chart and table below show the changes in the performance of Mutual Shares Fund (one of the Existing Underlying Funds) from year to year, and the table compares the fund's performance to that of a broad measure of market performance — the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The returns of the S&P 500® Index do not reflect fees, brokerage commissions, taxes or other expenses of investing. The fund's past performance is no guarantee of future results.

The Mutual Shares Fund has similar investment objectives, investment strategies, and is managed by the same portfolio manager as ING Franklin Mutual Shares Portfolio. The returns shown below are not indicative of the future performance of ING Franklin Mutual Shares Portfolio.

Net Assets of Mutual Shares Fund as of December 31, 2007 were $25,258.7 million across all share classes.

Best and Worst Quarterly Returns during this Period:

Best: 3rd Quarter 1997: 13.86%
Worst: 3rd Quarter 1998: (17.03)%

Mutual Shares Fund, Class A
Average Annual Total Returns For Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Class A Return(1)(2)	2.97%	13.86%	8.88%
S&P 500® Index	5.49%	12.83%	5.91%

(1)  The results shown above reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Underlying Fund to calculate their and the Portfolio's performance. Performance is net of all other fees including sales load. Please be advised that although only one comparable fund is shown for the ING Underlying Fund, the sub-advisers for certain ING Underlying Funds may manage substantially similar mutual funds, the performance of which is not shown.

(2)  Mutual Shares Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Mutual Shares Fund had not reimbursed certain expenses of the fund during the periods shown.

26

Financial Highlights

The following financial highlights table is intended to help you understand the Portfolio's Class S shares' financial performance for the period ended December 31, 2007. Certain information reflects financial results for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the period ended December 31, 2007, the financial information has been derived from the Portfolio's financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the annual shareholder report, which is available upon request.

ING Franklin Templeton Founding Strategy Portfolio

Class S
April 30, 2007(1) to December 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.00 *
Net realized and unrealized loss on investments	$(0.30)
Total from investment operations	$(0.30)
Net asset value, end of period	$9.70
Total Return(2)%	(3.00)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$526,804
Ratios to average net assets:
Expenses(3)(4)%	0.34
Net investment income(3)(4)%	0.17
Portfolio turnover rate %	4

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of the Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

*  Amount is less than $0.005.

27

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TO OBTAIN MORE INFORMATION

A Statement of Additional Information dated April 28, 2008 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments are available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/28/08  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Adviser Class

ING Goldman Sachs Commodity Strategy Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE
IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Adviser Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The ING Goldman Sachs Commodity Strategy Portfolio ("Portfolio") is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

Adviser

Directed Services LLC ("DSL" or "Adviser") serves as the investment adviser to the Portfolio. The Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

Portfolio and Sub-Adviser

ING Goldman Sachs Commodity Strategy Portfolio – Goldman Sachs Asset Management, L.P. ("GSAM" or "Sub-Adviser").

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus. ADV Class shares are not subject to any sales load.

Investing through your Variable Contract or Qualified Plan

ADV Class shares of the Portfolio may be offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio. Class I shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolio

Sub-Adviser

Goldman Sachs Asset Management, L.P. ("GSAM" or "Sub-Adviser").

Investment Objective

The Portfolio seeks long-term total return consisting of capital appreciation and income. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

In pursuing its investment objective, the Portfolio seeks to maintain substantial economic exposure to the performance of the commodities markets. The Portfolio invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, and in other fixed income and debt instruments. The Portfolio is designed to provide exposure that corresponds to the investment return of assets that trade in the commodity markets without direct investment in physical commodities. It is expected that certain of the Portfolio's investments will produce leveraged exposure to the commodities markets. Under normal circumstances, the Portfolio invests at least 25% of its assets in commodity-linked structured notes.

Commodity Investments. The Portfolio intends to gain exposure to commodities markets primarily by investing in structured notes where the principal or coupon payments are linked to the Dow Jones – AIG Commodity Index Total ReturnSM ("DJ-AIGCITRSM"). The DJ-AIGCITRSM is a broadly diversified futures index composed of futures contracts on 19 physical commodities and is weighted among commodity sectors using dollar-adjusted liquidity and production data. In pursuing its objective, the Portfolio attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties. Commodity-linked investments may be more volatile and less liquid than the underlying instruments and their value may be affected by the performance of commodities as well as weather, tax, and other regulatory or political developments, overall market movements and other factors affecting the value of particular industries or commodities, such as disease, embargoes, acts of war or terrorism.

The Portfolio invests in commodity-linked derivative instruments such as commodity-linked structured notes. The Portfolio invests in commodity-linked notes that pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. The principal and/or interest payments of commodity-linked derivatives are tied to the value of a real asset or commodity index. Structured notes may be structured by the issuer and the purchaser of the note. The notes are derivative debt instruments with principal payments generally linked to the value of commodities, commodity futures contracts or the performance of commodity indices and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank's prime rate. The value of these notes will rise or fall in response to changes in the underlying commodity or related index or investment. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio will pursue its objective without directly investing in commodities. The Portfolio seeks to provide exposure to various commodities and commodities sectors. Commodity-linked derivative instruments include commodity index-linked securities and other derivative instruments that provide exposure to the investment returns of the commodities markets.

Fixed Income Investments. The Portfolio invests in investment grade fixed-income securities. Investment grade securities are securities that are rated at the time of purchase at least BBB– by Standard & Poor's Rating Group or at least Baa3 by Moody's Investors Service, Inc., have a comparable rating by another nationally recognized statistical rating organization or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest in corporate securities, U.S. Government Securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"). The average duration will vary. The Portfolio may invest up to 25% of its net assets in foreign securities. In addition, the Portfolio may invest up to 10% of its assets in non-investment grade fixed-income securities. The structured securities and commodity-linked derivative securities may also be considered fixed income investments because they typically pay a predetermined rate of return until the security matures.

3

Description of the Portfolio (continued)

Non-investment grade fixed-income securities (commonly known as "junk bonds") tend to offer high yields than higher rated securities with similar maturities. Non-investment grade fixed-income securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than higher rated securities. The Portfolio may purchase the securities of issuers that are in default.

Other. The Portfolio will also invest in options, futures, options on futures and swaps. The Portfolio will primarily allocate its assets between fixed income and other debt securities and commodity-linked instruments. In pursuing its investment objective, the Portfolio uses the DJ-AIGCITRSM as its performance benchmark and will attempt to produce returns that correspond to the performance of the DJ-AIGCITRSM, but the Portfolio will not attempt to replicate the index. The Portfolio may, therefore, invest in securities that are not included in the DJ-AIGCITRSM.

The Portfolio will not invest 25% or more of its total assets in instruments issued by companies in any one industry. The Portfolio's portfolio will reflect greater than 25% exposure to the group of industries represented in the DJ-AIGCITRSM, however. If, in the future, industries are added to or removed from representation in the DJ-AIGCITRSM, the group of industries in which the Portfolio's exposure is concentrated will likewise change. DJ-AIGCITRSM is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange. As of January 2008, the DJ-AIGCITRSM included 19 commodities including four energy products, six metals, and nine agricultural products. Current information on the composition of the index can be found at: www.djindexes.com.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds. Therefore, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Principal Risks

You could lose money on an investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Absence of Regulation
Asset-Backed Securities Risk
Borrowing Risk
Call Risk
Commodities Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Extension Risk
Foreign Investment Risk
High Yield, Lower-Grade Debt Securities Risk
Industry Concentration Risk
Interest Rate Risk
Leveraging Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk

4

Description of the Portfolio (continued)

OTC Investment Risk
Other Investment Companies Risk
Price Volatility Risk
Sector Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of December 31, 2007, there is no performance information included in this Prospectus.

More on the Sub-Adviser

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. The principal address of GSAM is 32 Old Slip New York, NY 10005. As of December 31, 2007, GSAM had assets under management of $763 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Jonathan Beinner	Mr. Beinner is the Chief Investment Officer and Co-Head of US and Global Fixed Income at Goldman Sachs Asset Management. He is a member of the Investment Management Division's operating group. He was named a managing director in 1997 and a partner in 2004. Mr. Beinner graduated summa cum laude and received two B.S. degrees from the University of Pennsylvania in 1988

Tom Kenny	Mr. Kenny is Co-Head of Goldman Sachs Asset Management's Global Cash and Fixed Income Portfolio team. Prior to taking on this role, he was Head of the Municipal Bond Portfolio Management team. He joined the firm in 1999 after spending over 13 years with the Franklin Templeton Group of Funds where, most recently, he was Executive Vice President and the Director of the Municipal Bond Department. Mr. Kenny has served in a number of leadership positions for various industry groups including the Vice Chairman of the Municipal Securities Rulemaking Board. He received a B.A. in Business Economics from the University of California, Santa Barbara, and a M.S. in Finance from Golden Gate University in San Francisco. Mr. Kenny also received the Chartered Financial Analyst designation.

James B. Clark	Mr. Clark is a senior portfolio manager and co-head of the US Fixed Income Group. Prior to this, he headed the portfolio management group specializing in mortgage-backed and asset-backed securities. He joined Goldman Sachs Asset Management in 1994 and became a managing director in 2001 and a partner in 2006. Prior to joining the firm, he worked as an investment manager in the mortgage backed securities group at the Travelers Insurance Co. Prior to that, he was a quantitative analyst in the economic research department with the Federal Reserve Bank in Boston. Mr. Clark earned a BA from Kenyon College in 1988 and an MBA from the University of Chicago in 1992.

5

Description of the Portfolio (continued)

Name	Position and Recent Business Experience
Michael Johnson	Mr. Johnson is a member of the fixed income portfolio management team, specializing in commodities and alternative investments. Before joining Goldman Sachs Asset Management in 2002, he was employed with Conning & Company as an Associate in the Equity Research Group for one year. Prior to that, he was a Senior Financial Analyst with the Reinsurance Division at CIGNA Corporation. Mr. Johnson received a B.A. from Tufts University in 1997 and received his MBA from the University of Chicago Graduate School of Business in 2002.

Stephen Lucas	Mr. Lucas is head of commodities management for the Global Fixed Income Team. In this role, he oversees the portfolio management of the commodities strategy. He is also a member of the duration team, and heads the quantitative strategies team. Mr. Lucas is co-author (with James Clark) of the factor-model-based global risk system. He has 11 years of industry experience, 7 of them with Goldman Sachs. Mr. Lucas holds a BA from Princeton, an MS in Computer Science from Yale, and an MBA in Finance from The University of Chicago.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

6

Portfolio Fees and Expenses

The table that follows show the estimated operating expenses paid each year by the ADV Class shares of the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) – The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares.

ADV Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Service Fee	Other Expenses(3)	Acquired Fund Fees and Expenses	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Net Operating Expenses
ING Goldman Sachs Commodity Strategy	0.70%	0.50%	0.25%	0.20%	N/A	1.65%	(0.15)%	1.50%

(1)  This table shows the estimated operating expenses for the ADV Class shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not commenced operations as of December 31, 2007.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio so that the actual fee paid by the Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The waiver will continue through at least May 1, 2009. There is no guarantee this waiver will continue after that date.

(3)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of the average daily net assets of the Portfolio, which is reflected in Other Expenses.

(4)  DSL, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage, extraordinary expenses (and Acquired Fund Fees and Expenses), subject to possible recoupment by DSL within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Waivers, Reimbursements and Recoupments. This amount also includes the 0.15% distribution fee waiver described in footnote (2). The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days' written notice to the Portfolio's Adviser, DSL. For more information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

Example The Example is intended to help you compare the cost of investing in the ADV Class shares of the Portfolio, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the ADV Class shares of the Portfolio's net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years
ING Goldman Sachs Commodity Strategy(1)	$153	$506

(1)  The Example numbers reflect the contractual expense limitation agreement/waivers for the one-year period and the first year of the three-year period.

7

Summary of Principal Risks

The value of your investment in the Portfolio changes with the values of the Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the particular Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of the Portfolio are identified in the "Description of the Portfolios" section and are described below. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investment made by the Portfolio can change over time.

Absence of Regulation. In general, there is less governmental regulation and supervision of transactions in the over-the-counter markets (in which option contracts and certain options on swaps are generally traded) than of transactions entered into on organized exchanges.

Asset-Backed Securities Risk. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The Portfolio's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing Risk. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Commodities Risk. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production on supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Credit Risk. The Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Derivatives Risk. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate

8

Summary of Principal Risks (continued)

precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. The Portfolio is classified as a non-diversified investment company under the 1940 Act. This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or blue chip equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Extension Risk. Slower than expected principal payments on a debt security, such as a mortgage-backed security, may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those

9

Summary of Principal Risks (continued)

involved in domestic transactions. American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

High-Yield, Lower-Grade Debt Securities Risk. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Industry Concentration Risk. When the Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other mutual funds that are more diversified by industry.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's assets.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. The success of the Portfolio's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether. There is no guarantee that the investment decisions of the Sub-Adviser will lead to favorable results.

Market and Company Risk. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

10

Summary of Principal Risks (continued)

Other Investment Companies Risk. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Price Volatility Risk. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Sector Risk. A sector is a group of selected industries. The Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

Securities Lending Risk. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the

11

Summary of Principal Risks (continued)

U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

The Portfolio is non-diversified, as defined in the 1940 Act.

Fundamental Investment Policies

Investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

The investment objective of the Portfolio is not fundamental.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

The Sub-Adviser may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage, unless specifically noted under the Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the Portfolio may not achieve its investment goals.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, provides the Portfolio with administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of the Portfolio. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services also reviews the Portfolio for

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More Information (continued)

compliance with applicable legal requirements and monitors for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the FINRA Broker Check Hotline at 800-289-9999.

Shareholder Services and Distribution Plan

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators. The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and a 0.50% distribution fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's Adviser or Distributor (collectively, "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") normally 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

The Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual

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More Information (continued)

basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Because the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders
Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

15

More Information (continued)

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

Net Asset Value

The NAV per share for each class of the Portfolio is determined each business day as of Market Close on the NYSE. The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

16

Management of the Portfolio

Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with FINRA as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING) ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed over $47 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL, subject to the supervision of the Board, acts as a "manager-of-managers" for the Portfolio. In this capacity, DSL oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. DSL delegates to the Sub-Adviser the responsibility for investment management, subject to their oversight. DSL is responsible for monitoring the investment program and performance of the Sub-Adviser of the Portfolio.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolio's Board. It is not expected that DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Portfolio's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of the Sub-Adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Portfolio's Board. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

Advisory Fees

DSL receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual advisory fee to be paid by the Portfolio for the current fiscal year as a percentage of the Portfolio's average daily net assets:

Portfolio	Advisory Fee (as a % of average daily net assets)
ING Goldman Sachs Commodity Strategy(1)	0.70%

(1)  Because the Portfolio had not commenced operations as of the date of this Prospectus, the advisory fee for the Portfolio reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio's semi-annual shareholder report that will be dated June 30, 2008.

Taxes and Distributions

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

17

Taxes and Distributions (continued)

The Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain. The Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

18

Financial Highlights

Because the Portfolio did not commence operations as of the fiscal year ended December 31, 2007, financial highlights are not available.

19

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TO OBTAIN MORE INFORMATION

A Statement of Additional Information dated April 28, 2008 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the Portfolio's annual and semi-annual shareholder reports, when available, and the Portfolio's SAI or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Institutional Class

ING Goldman Sachs Commodity
Strategy Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Institutional Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The ING Goldman Sachs Commodity Strategy Portfolio ("Portfolio") is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

Adviser

Directed Services LLC ("DSL" or "Adviser") serves as the investment adviser to the Portfolio. The Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

Portfolio and Sub-Adviser

ING Goldman Sachs Commodity Strategy Portfolio – Goldman Sachs Asset Management, L.P. ("GSAM" or "Sub-Adviser").

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus. Class I shares are not subject to any sales load, servicing fees or Rule 12b-1 distribution fees.

Investing through your Variable Contract or Qualified Plan

Class I shares of the Portfolio may be offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio. Class I shares also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolio

Sub-Adviser

Goldman Sachs Asset Management, L.P. ("GSAM" or "Sub-Adviser").

Investment Objective

The Portfolio seeks long-term total return consisting of capital appreciation and income. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

In pursuing its investment objective, the Portfolio seeks to maintain substantial economic exposure to the performance of the commodities markets. The Portfolio invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, and in other fixed income and debt instruments. The Portfolio is designed to provide exposure that corresponds to the investment return of assets that trade in the commodity markets without direct investment in physical commodities. It is expected that certain of the Portfolio's investments will produce leveraged exposure to the commodities markets. Under normal circumstances, the Portfolio invests at least 25% of its assets in commodity-linked structured notes.

Commodity Investments. The Portfolio intends to gain exposure to commodities markets primarily by investing in structured notes where the principal or coupon payments are linked to the Dow Jones – AIG Commodity Index Total ReturnSM ("DJ-AIGCITRSM"). The DJ-AIGCITRSM is a broadly diversified futures index composed of futures contracts on 19 physical commodities and is weighted among commodity sectors using dollar-adjusted liquidity and production data. In pursuing its objective, the Portfolio attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties. Commodity-linked investments may be more volatile and less liquid than the underlying instruments and their value may be affected by the performance of commodities as well as weather, tax, and other regulatory or political developments, overall market movements and other factors affecting the value of particular industries or commodities, such as disease, embargoes, acts of war or terrorism.

The Portfolio invests in commodity-linked derivative instruments such as commodity-linked structured notes. The Portfolio invests in commodity-linked notes that pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. The principal and/or interest payments of commodity-linked derivatives are tied to the value of a real asset or commodity index. Structured notes may be structured by the issuer and the purchaser of the note. The notes are derivative debt instruments with principal payments generally linked to the value of commodities, commodity futures contracts or the performance of commodity indices and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank's prime rate. The value of these notes will rise or fall in response to changes in the underlying commodity or related index or investment. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio will pursue its objective without directly investing in commodities. The Portfolio seeks to provide exposure to various commodities and commodities sectors. Commodity-linked derivative instruments include commodity index-linked securities and other derivative instruments that provide exposure to the investment returns of the commodities markets.

Fixed Income Investments. The Portfolio invests in investment grade fixed-income securities. Investment grade securities are securities that are rated at the time of purchase at least BBB– by Standard & Poor's Rating Group or at least Baa3 by Moody's Investors Service, Inc., have a comparable rating by another nationally recognized statistical rating organization or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest in corporate securities, U.S. Government Securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"). The average duration will vary. The Portfolio may invest up to 25% of its net assets in foreign securities. In addition, the Portfolio may invest up to 10% of its assets in non-investment grade fixed-income securities. The structured securities and commodity-linked derivative securities may also be considered fixed income investments because they typically pay a predetermined rate of return until the security matures.

3

Description of the Portfolio (continued)

Non-investment grade fixed-income securities (commonly known as "junk bonds") tend to offer high yields than higher rated securities with similar maturities. Non-investment grade fixed-income securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than higher rated securities. The Portfolio may purchase the securities of issuers that are in default.

Other. The Portfolio will also invest in options, futures, options on futures and swaps. The Portfolio will primarily allocate its assets between fixed income and other debt securities and commodity-linked instruments. In pursuing its investment objective, the Portfolio uses the DJ-AIGCITRSM as its performance benchmark and will attempt to produce returns that correspond to the performance of the DJ-AIGCITRSM , but the Portfolio will not attempt to replicate the index. The Portfolio may, therefore, invest in securities that are not included in the DJ-AIGCITRSM .

The Portfolio will not invest 25% or more of its total assets in instruments issued by companies in any one industry. The Portfolio's portfolio will reflect greater than 25% exposure to the group of industries represented in the DJ-AIGCITRSM , however. If, in the future, industries are added to or removed from representation in the DJ-AIGCITRSM , the group of industries in which the Portfolio's exposure is concentrated will likewise change. DJ-AIGCITRSM is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange. As of January 2008, the DJ-AIGCITRSM included 19 commodities including four energy products, six metals, and nine agricultural products. Current information on the composition of the index can be found at: www.djindexes.com.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds. Therefore, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Principal Risks

You could lose money on an investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Absence of Regulation
Asset-Backed Securities Risk
Borrowing Risk
Call Risk
Commodities Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Extension Risk
Foreign Investment Risk
High Yield, Lower-Grade Debt Securities Risk
Industry Concentration Risk
Interest Rate Risk
Leveraging Risk
Liquidity Risk
Manager Risk
Market and Company Risk

4

Description of the Portfolio (continued)

Mortgage-Related Securities Risk
OTC Investment Risk
Other Investment Companies Risk
Price Volatility Risk
Sector Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of December 31, 2007, there is no performance information included in this Prospectus.

More on the Sub-Adviser

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. The principal address of GSAM is 32 Old Slip New York, NY 10005. As of December 31, 2007, GSAM had assets under management of $763 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Jonathan Beinner	Mr. Beinner is the Chief Investment Officer and Co-Head of US and Global Fixed Income at Goldman Sachs Asset Management. He is a member of the Investment Management Division's operating group. He was named a managing director in 1997 and a partner in 2004. Mr. Beinner graduated summa cum laude and received two B.S. degrees from the University of Pennsylvania in 1988

Tom Kenny	Mr. Kenny is Co-Head of Goldman Sachs Asset Management's Global Cash and Fixed Income Portfolio team. Prior to taking on this role, he was Head of the Municipal Bond Portfolio Management team. He joined the firm in 1999 after spending over 13 years with the Franklin Templeton Group of Funds where, most recently, he was Executive Vice President and the Director of the Municipal Bond Department. Mr. Kenny has served in a number of leadership positions for various industry groups including the Vice Chairman of the Municipal Securities Rulemaking Board. He received a B.A. in Business Economics from the University of California, Santa Barbara, and a M.S. in Finance from Golden Gate University in San Francisco. Mr. Kenny also received the Chartered Financial Analyst designation.

James B. Clark	Mr. Clark is a senior portfolio manager and co-head of the US Fixed Income Group. Prior to this, he headed the portfolio management group specializing in mortgage-backed and asset-backed securities. He joined Goldman Sachs Asset Management in 1994 and became a managing director in 2001 and a partner in 2006. Prior to joining the firm, he worked as an investment manager in the mortgage backed securities group at the Travelers Insurance Co. Prior to that, he was a quantitative analyst in the economic research department with the Federal Reserve Bank in Boston. Mr. Clark earned a BA from Kenyon College in 1988 and an MBA from the University of Chicago in 1992.

5

Description of the Portfolio (continued)

Name	Position and Recent Business Experience
Michael Johnson	Mr. Johnson is a member of the fixed income portfolio management team, specializing in commodities and alternative investments. Before joining Goldman Sachs Asset Management in 2002, he was employed with Conning & Company as an Associate in the Equity Research Group for one year. Prior to that, he was a Senior Financial Analyst with the Reinsurance Division at CIGNA Corporation. Mr. Johnson received a B.A. from Tufts University in 1997 and received his MBA from the University of Chicago Graduate School of Business in 2002.

Stephen Lucas	Mr. Lucas is head of commodities management for the Global Fixed Income Team. In this role, he oversees the portfolio management of the commodities strategy. He is also a member of the duration team, and heads the quantitative strategies team. Mr. Lucas is co-author (with James Clark) of the factor-model-based global risk system. He has 11 years of industry experience, 7 of them with Goldman Sachs. Mr. Lucas holds a BA from Princeton, an MS in Computer Science from Yale, and an MBA in Finance from The University of Chicago.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

6

Portfolio Fees and Expenses

The table that follows show the estimated operating expenses paid each year by the Class I shares of the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) – The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares.

Class I Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee	Shareholder Service Fee	Other Expenses(2)	Acquired Fund Fees and Expenses	Total Operating Expenses	Waivers, Reimbursements and Recoupments(3)	Net Operating Expenses
ING Goldman Sachs Commodity Strategy	0.70%	N/A	N/A	0.20%	N/A	0.90%	—	0.90%

(1)  This table shows the estimated operating expenses for the Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not commenced operations as of December 31, 2007.

(2)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of the average daily net assets of the Portfolio, which is reflected in Other Expenses.

(3)  DSL, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage, extraordinary expenses (and Acquired Fund Fees and Expenses), subject to possible recoupment by DSL within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Waivers, Reimbursements and Recoupments. The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days' written notice to the Portfolio's Adviser, DSL. For more information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

Example The Example is intended to help you compare the cost of investing in the Class I shares of the Portfolio, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class I shares of the Portfolio's net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years
ING Goldman Sachs Commodity Strategy	$92	$287

7

Summary of Principal Risks

The value of your investment in the Portfolio changes with the values of the Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the particular Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of the Portfolio are identified in the "Description of the Portfolios" section and are described below. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investment made by the Portfolio can change over time.

Absence of Regulation. In general, there is less governmental regulation and supervision of transactions in the over-the-counter markets (in which option contracts and certain options on swaps are generally traded) than of transactions entered into on organized exchanges.

Asset-Backed Securities Risk. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The Portfolio's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing Risk.  The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Commodities Risk. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production on supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Credit Risk. The Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Derivatives Risk. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may

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Summary of Principal Risks (continued)

reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. The Portfolio is classified as a non-diversified investment company under the 1940 Act. This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or blue chip equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Extension Risk. Slower than expected principal payments on a debt security, such as a mortgage-backed security, may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk.  Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

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Summary of Principal Risks (continued)

High-Yield, Lower-Grade Debt Securities Risk. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Industry Concentration Risk. When the Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other mutual funds that are more diversified by industry.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's assets.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. The success of the Portfolio's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether. There is no guarantee that the investment decisions of the Sub-Adviser will lead to favorable results.

Market and Company Risk. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

Other Investment Companies Risk. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include,

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Summary of Principal Risks (continued)

among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Price Volatility Risk. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Sector Risk. A sector is a group of selected industries. The Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

Securities Lending Risk. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

The Portfolio is non-diversified, as defined in the 1940 Act.

Fundamental Investment Policies

Investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

The investment objective of the Portfolio is not fundamental.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

The Sub-Adviser may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage, unless specifically noted under the Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the Portfolio may not achieve its investment goals.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, provides the Portfolio with administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of the Portfolio. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services also reviews the Portfolio for compliance with applicable legal requirements and monitors for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the FINRA Broker Check Hotline at 800-289-9999.

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How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio's Adviser or Distributor (collectively, "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of

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regular trading ("Market Close") on the New York Stock Exchange ("NYSE") normally 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

The Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased

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trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Because the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

Net Asset Value

The NAV per share for each class of the Portfolio is determined each business day as of Market Close on the NYSE. The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV

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Net Asset Value (continued)

reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

Management of the Portfolio

Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with FINRA as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING) ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed over $47 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL, subject to the supervision of the Board, acts as a "manager-of-managers" for the Portfolio. In this capacity, DSL oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. DSL delegates to

16

Management of the Portfolio (continued)

the Sub-Adviser the responsibility for investment management, subject to their oversight. DSL is responsible for monitoring the investment program and performance of the Sub-Adviser of the Portfolio.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolio's Board. It is not expected that DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Portfolio's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of the Sub-Adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Portfolio's Board. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

Advisory Fees

DSL receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual advisory fee to be paid by the Portfolio for the current fiscal year as a percentage of the Portfolio's average daily net assets:

Portfolio	Advisory Fee (as a % of average daily net assets)
ING Goldman Sachs Commodity Strategy(1)	0.70%

(1)  Because the Portfolio had not commenced operations as of the date of this Prospectus, the advisory fee for the Portfolio reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio's semi-annual shareholder report that will be dated June 30, 2008.

Taxes and Distributions

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain. The Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

17

Financial Highlights

Because the Portfolio did not commence operations as of the fiscal year ended December 31, 2007, financial highlights are not available.

18

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TO OBTAIN MORE
INFORMATION

A Statement of Additional Information dated April 28, 2008 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the Portfolio's annual and semi-annual shareholder reports, when available, and the Portfolio's SAI or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Service Class

ING Goldman Sachs Commodity Strategy Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE
IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The ING Goldman Sachs Commodity Strategy Portfolio ("Portfolio") is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

Adviser

Directed Services LLC ("DSL" or "Adviser") serves as the investment adviser to the Portfolio. The Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

Portfolio and Sub-Adviser

ING Goldman Sachs Commodity Strategy Portfolio – Goldman Sachs Asset Management, L.P. ("GSAM" or "Sub-Adviser").

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus. Class S shares are not subject to any sales loads or Rule 12b-1 distribution fees.

Investing through your Variable Contract or Qualified Plan

Class S shares of the Portfolio may be offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio. Class I shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolio

Sub-Adviser

Goldman Sachs Asset Management, L.P. ("GSAM" or "Sub-Adviser").

Investment Objective

The Portfolio seeks long-term total return consisting of capital appreciation and income. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

In pursuing its investment objective, the Portfolio seeks to maintain substantial economic exposure to the performance of the commodities markets. The Portfolio invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, and in other fixed income and debt instruments. The Portfolio is designed to provide exposure that corresponds to the investment return of assets that trade in the commodity markets without direct investment in physical commodities. It is expected that certain of the Portfolio's investments will produce leveraged exposure to the commodities markets. Under normal circumstances, the Portfolio invests at least 25% of its assets in commodity-linked structured notes.

Commodity Investments. The Portfolio intends to gain exposure to commodities markets primarily by investing in structured notes where the principal or coupon payments are linked to the Dow Jones – AIG Commodity Index Total ReturnSM ("DJ-AIGCITRSM"). The DJ-AIGCITR is a broadly diversified futures index composed of futures contracts on 19 physical commodities and is weighted among commodity sectors using dollar-adjusted liquidity and production data. In pursuing its objective, the Portfolio attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties. Commodity-linked investments may be more volatile and less liquid than the underlying instruments and their value may be affected by the performance of commodities as well as weather, tax, and other regulatory or political developments, overall market movements and other factors affecting the value of particular industries or commodities, such as disease, embargoes, acts of war or terrorism.

The Portfolio invests in commodity-linked derivative instruments such as commodity-linked structured notes. The Portfolio invests in commodity-linked notes that pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. The principal and/or interest payments of commodity-linked derivatives are tied to the value of a real asset or commodity index. Structured notes may be structured by the issuer and the purchaser of the note. The notes are derivative debt instruments with principal payments generally linked to the value of commodities, commodity futures contracts or the performance of commodity indices and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank's prime rate. The value of these notes will rise or fall in response to changes in the underlying commodity or related index or investment. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio will pursue its objective without directly investing in commodities. The Portfolio seeks to provide exposure to various commodities and commodities sectors. Commodity-linked derivative instruments include commodity index-linked securities and other derivative instruments that provide exposure to the investment returns of the commodities markets.

Fixed Income Investments. The Portfolio invests in investment grade fixed-income securities. Investment grade securities are securities that are rated at the time of purchase at least BBB– by Standard & Poor's Rating Group or at least Baa3 by Moody's Investors Service, Inc., have a comparable rating by another nationally recognized statistical rating organization or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest in corporate securities, U.S. Government Securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"). The average duration will vary. The Portfolio may invest up to 25% of its net assets in foreign securities. In addition, the Portfolio may invest up to 10% of its assets in non-investment grade fixed-income securities. The structured securities and commodity-linked derivative securities may also be considered fixed income investments because they typically pay a predetermined rate of return until the security matures.

3

Description of the Portfolio (continued)

Non-investment grade fixed-income securities (commonly known as "junk bonds") tend to offer high yields than higher rated securities with similar maturities. Non-investment grade fixed-income securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than higher rated securities. The Portfolio may purchase the securities of issuers that are in default.

Other. The Portfolio will also invest in options, futures, options on futures and swaps. The Portfolio will primarily allocate its assets between fixed income and other debt securities and commodity-linked instruments. In pursuing its investment objective, the Portfolio uses the DJ-AIGCITRSM as its performance benchmark and will attempt to produce returns that correspond to the performance of the DJ-AIGCITRSM, but the Portfolio will not attempt to replicate the index. The Portfolio may, therefore, invest in securities that are not included in the DJ-AIGCITRSM.

The Portfolio will not invest 25% or more of its total assets in instruments issued by companies in any one industry. The Portfolio's portfolio will reflect greater than 25% exposure to the group of industries represented in the DJ-AIGCITRSM, however. If, in the future, industries are added to or removed from representation in the DJ-AIGCITRSM, the group of industries in which the Portfolio's exposure is concentrated will likewise change. DJ-AIGCITRSM is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange. As of January 2008, the DJ-AIGCITRSM included 19 commodities including four energy products, six metals, and nine agricultural products. Current information on the composition of the index can be found at: www.djindexes.com.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds. Therefore, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Principal Risks

You could lose money on an investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Absence of Regulation
Asset-Backed Securities Risk
Borrowing Risk
Call Risk
Commodities Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Extension Risk
Foreign Investment Risk
High Yield, Lower-Grade Debt Securities Risk
Industry Concentration Risk
Interest Rate Risk
Leveraging Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk

4

Description of the Portfolio (continued)

OTC Investment Risk
Other Investment Companies Risk
Price Volatility Risk
Sector Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of December 31, 2007, there is no performance information included in this Prospectus.

More on the Sub-Adviser

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. The principal address of GSAM is 32 Old Slip New York, NY 10005. As of December 31, 2007, GSAM had assets under management of $763 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Jonathan Beinner	Mr. Beinner is the Chief Investment Officer and Co-Head of US and Global Fixed Income at Goldman Sachs Asset Management. He is a member of the Investment Management Division's operating group. He was named a managing director in 1997 and a partner in 2004. Mr. Beinner graduated summa cum laude and received two B.S. degrees from the University of Pennsylvania in 1988

Tom Kenny	Mr. Kenny is Co-Head of Goldman Sachs Asset Management's Global Cash and Fixed Income Portfolio team. Prior to taking on this role, he was Head of the Municipal Bond Portfolio Management team. He joined the firm in 1999 after spending over 13 years with the Franklin Templeton Group of Funds where, most recently, he was Executive Vice President and the Director of the Municipal Bond Department. Mr. Kenny has served in a number of leadership positions for various industry groups including the Vice Chairman of the Municipal Securities Rulemaking Board. He received a B.A. in Business Economics from the University of California, Santa Barbara, and a M.S. in Finance from Golden Gate University in San Francisco. Mr. Kenny also received the Chartered Financial Analyst designation.

James B. Clark	Mr. Clark is a senior portfolio manager and co-head of the US Fixed Income Group. Prior to this, he headed the portfolio management group specializing in mortgage-backed and asset-backed securities. He joined Goldman Sachs Asset Management in 1994 and became a managing director in 2001 and a partner in 2006. Prior to joining the firm, he worked as an investment manager in the mortgage backed securities group at the Travelers Insurance Co. Prior to that, he was a quantitative analyst in the economic research department with the Federal Reserve Bank in Boston. Mr. Clark earned a BA from Kenyon College in 1988 and an MBA from the University of Chicago in 1992.

5

Description of the Portfolio (continued)

Name	Position and Recent Business Experience
Michael Johnson	Mr. Johnson is a member of the fixed income portfolio management team, specializing in commodities and alternative investments. Before joining Goldman Sachs Asset Management in 2002, he was employed with Conning & Company as an Associate in the Equity Research Group for one year. Prior to that, he was a Senior Financial Analyst with the Reinsurance Division at CIGNA Corporation. Mr. Johnson received a B.A. from Tufts University in 1997 and received his MBA from the University of Chicago Graduate School of Business in 2002.

Stephen Lucas	Mr. Lucas is head of commodities management for the Global Fixed Income Team. In this role, he oversees the portfolio management of the commodities strategy. He is also a member of the duration team, and heads the quantitative strategies team. Mr. Lucas is co-author (with James Clark) of the factor-model-based global risk system. He has 11 years of industry experience, 7 of them with Goldman Sachs. Mr. Lucas holds a BA from Princeton, an MS in Computer Science from Yale, and an MBA in Finance from The University of Chicago.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

6

Portfolio Fees and Expenses

The table that follows show the estimated operating expenses paid each year by the Class S shares of the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) – The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares.

Class S Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee	Shareholder Service Fee	Other Expenses(2)	Acquired Fund Fees and Expenses	Total Operating Expenses	Waivers, Reimbursements and Recoupments(3)	Net Operating Expenses
ING Goldman Sachs Commodity Strategy	0.70%	N/A	0.25%	0.20%	N/A	1.15%	—	1.15%

(1)  This table shows the estimated operating expenses for the Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not commenced operations as of December 31, 2007.

(2)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of the average daily net assets of the Portfolio, which is reflected in Other Expenses.

(3)  DSL, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage, extraordinary expenses (and Acquired Fund Fees and Expenses), subject to possible recoupment by DSL within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Waivers, Reimbursements and Recoupments. The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days' written notice to the Portfolio's Adviser, DSL. For more information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

Example The Example is intended to help you compare the cost of investing in the Class S shares of the Portfolio, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class S shares of the Portfolio's net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years
ING Goldman Sachs Commodity Strategy	$117	$365

7

Summary of Principal Risks

The value of your investment in the Portfolio changes with the values of the Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the particular Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of the Portfolio are identified in the "Description of the Portfolios" section and are described below. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investment made by the Portfolio can change over time.

Absence of Regulation. In general, there is less governmental regulation and supervision of transactions in the over-the-counter markets (in which option contracts and certain options on swaps are generally traded) than of transactions entered into on organized exchanges.

Asset-Backed Securities Risk. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The Portfolio's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing Risk.  The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Commodities Risk. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production on supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Credit Risk. The Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Derivatives Risk. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to

8

Summary of Principal Risks (continued)

perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. The Portfolio is classified as a non-diversified investment company under the 1940 Act. This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or blue chip equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Extension Risk. Slower than expected principal payments on a debt security, such as a mortgage-backed security, may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

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Summary of Principal Risks (continued)

High-Yield, Lower-Grade Debt Securities Risk. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Industry Concentration Risk. When the Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other mutual funds that are more diversified by industry.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's assets.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. The success of the Portfolio's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether. There is no guarantee that the investment decisions of the Sub-Adviser will lead to favorable results.

Market and Company Risk. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

Other Investment Companies Risk. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include,

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Summary of Principal Risks (continued)

among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Price Volatility Risk. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Sector Risk. A sector is a group of selected industries. The Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

Securities Lending Risk. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

The Portfolio is non-diversified, as defined in the 1940 Act.

Fundamental Investment Policies

Investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

The investment objective of the Portfolio is not fundamental.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

The Sub-Adviser may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage, unless specifically noted under the Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the Portfolio may not achieve its investment goals.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, provides the Portfolio with administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of the Portfolio. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services also reviews the Portfolio for compliance with applicable legal requirements and monitors for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the FINRA Broker Check Hotline at 800-289-9999.

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Service Fees

The Trust has entered into a Shareholder Services Plan ("Plan") for the Class S shares of the Portfolio. The Plan allows the Distributor to use payments under the Plan for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolio. Services that may be provided under the Plan include, among other things, providing information about the Portfolio. Under the Plan, the Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of average daily net assets attributable to its Class S shares.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's Adviser or Distributor (collectively, "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an

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More Information (continued)

insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") normally 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

The Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves

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More Information (continued)

the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Because the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

Net Asset Value

The NAV per share for each class of the Portfolio is determined each business day as of Market Close on the NYSE. The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all

15

Net Asset Value (continued)

national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

Management of the Portfolio

Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance

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Management of the Portfolio (continued)

and related services. DSL is registered with the SEC as an investment adviser and is registered with FINRA as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING) ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed over $47 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL, subject to the supervision of the Board, acts as a "manager-of-managers" for the Portfolio. In this capacity, DSL oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. DSL delegates to the Sub-Adviser the responsibility for investment management, subject to their oversight. DSL is responsible for monitoring the investment program and performance of the Sub-Adviser of the Portfolio.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolio's Board. It is not expected that DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Portfolio's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of the Sub-Adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Portfolio's Board. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

Advisory Fees

DSL receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual advisory fee to be paid by the Portfolio for the current fiscal year as a percentage of the Portfolio's average daily net assets:

Portfolio	Advisory Fee (as a % of average daily net assets)
ING Goldman Sachs Commodity Strategy(1)	0.70%

(1)  Because the Portfolio had not commenced operations as of the date of this Prospectus, the advisory fee for the Portfolio reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio's semi-annual shareholder report that will be dated June 30, 2008.

Taxes and Distributions

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain. The Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code and the

17

Taxes and Distributions (continued)

underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

18

Financial Highlights

Because the Portfolio did not commence operations as of the fiscal year ended December 31, 2007, financial highlights are not available.

19

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TO OBTAIN
MORE INFORMATION

A Statement of Additional Information dated April 28, 2008 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the Portfolio's annual and semi-annual shareholder reports, when available, and the Portfolio's SAI or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Service 2 Class

ING Goldman Sachs Commodity Strategy Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE
IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service 2 Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The ING Goldman Sachs Commodity Strategy Portfolio ("Portfolio") is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

Adviser

Directed Services LLC ("DSL" or "Adviser") serves as the investment adviser to the Portfolio. The Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

Portfolio and Sub-Adviser

ING Goldman Sachs Commodity Strategy Portfolio – Goldman Sachs Asset Management, L.P. ("GSAM" or "Sub-Adviser").

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus. Service 2 Class shares are not subject to any sales load.

Investing through your Variable Contract or Qualified Plan

Service 2 Class shares of the Portfolio may be offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio. Class I shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolio

Sub-Adviser

Goldman Sachs Asset Management, L.P. ("GSAM" or "Sub-Adviser").

Investment Objective

The Portfolio seeks long-term total return consisting of capital appreciation and income. The Portfolio's investment objectives are not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

In pursuing its investment objective, the Portfolio seeks to maintain substantial economic exposure to the performance of the commodities markets. The Portfolio invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, and in other fixed income and debt instruments. The Portfolio is designed to provide exposure that corresponds to the investment return of assets that trade in the commodity markets without direct investment in physical commodities. It is expected that certain of the Portfolio's investments will produce leveraged exposure to the commodities markets. Under normal circumstances, the Portfolio invests at least 25% of its assets in commodity-linked structured notes.

Commodity Investments. The Portfolio intends to gain exposure to commodities markets primarily by investing in structured notes where the principal or coupon payments are linked to the Dow Jones – AIG Commodity Index Total ReturnSM ("DJ-AIGCITRSM"). The DJ-AIGCITRSM is a broadly diversified futures index composed of futures contracts on 19 physical commodities and is weighted among commodity sectors using dollar-adjusted liquidity and production data. In pursuing its objective, the Portfolio attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties. Commodity-linked investments may be more volatile and less liquid than the underlying instruments and their value may be affected by the performance of commodities as well as weather, tax, and other regulatory or political developments, overall market movements and other factors affecting the value of particular industries or commodities, such as disease, embargoes, acts of war or terrorism.

The Portfolio invests in commodity-linked derivative instruments such as commodity-linked structured notes. The Portfolio invests in commodity-linked notes that pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. The principal and/or interest payments of commodity-linked derivatives are tied to the value of a real asset or commodity index. Structured notes may be structured by the issuer and the purchaser of the note. The notes are derivative debt instruments with principal payments generally linked to the value of commodities, commodity futures contracts or the performance of commodity indices and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank's prime rate. The value of these notes will rise or fall in response to changes in the underlying commodity or related index or investment. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio will pursue its objective without directly investing in commodities. The Portfolio seeks to provide exposure to various commodities and commodities sectors. Commodity-linked derivative instruments include commodity index-linked securities and other derivative instruments that provide exposure to the investment returns of the commodities markets.

Fixed Income Investments. The Portfolio invests in investment grade fixed-income securities. Investment grade securities are securities that are rated at the time of purchase at least BBB– by Standard & Poor's Rating Group or at least Baa3 by Moody's Investors Service, Inc., have a comparable rating by another nationally recognized statistical rating organization or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest in corporate securities, U.S. Government Securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"). The average duration will vary. The Portfolio may invest up to 25% of its net assets in foreign securities. In addition, the Portfolio may invest up to 10% of its assets in non-investment grade fixed-income securities. The

3

Description of the Portfolio (continued)

structured securities and commodity-linked derivative securities may also be considered fixed income investments because they typically pay a predetermined rate of return until the security matures.

Non-investment grade fixed-income securities (commonly known as "junk bonds") tend to offer high yields than higher rated securities with similar maturities. Non-investment grade fixed-income securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than higher rated securities. The Portfolio may purchase the securities of issuers that are in default.

Other. The Portfolio will also invest in options, futures, options on futures and swaps. The Portfolio will primarily allocate its assets between fixed income and other debt securities and commodity-linked instruments. In pursuing its investment objective, the Portfolio uses the DJ-AIGCITRSM as its performance benchmark and will attempt to produce returns that correspond to the performance of the DJ-AIGCITRSM, but the Portfolio will not attempt to replicate the index. The Portfolio may, therefore, invest in securities that are not included in the DJ-AIGCITRSM.

The Portfolio will not invest 25% or more of its total assets in instruments issued by companies in any one industry. The Portfolio's portfolio will reflect greater than 25% exposure to the group of industries represented in the DJ-AIGCITRSM, however. If, in the future, industries are added to or removed from representation in the DJ-AIGCITRSM, the group of industries in which the Portfolio's exposure is concentrated will likewise change. DJ-AIGCITRSM is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange. As of January 2008, the DJ-AIGCITRSM included 19 commodities including four energy products, six metals, and nine agricultural products. Current information on the composition of the index can be found at: www.djindexes.com.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds. Therefore, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Principal Risks

You could lose money on an investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Absence of Regulation
Asset-Backed Securities Risk
Borrowing Risk
Call Risk
Commodities Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Extension Risk
Foreign Investment Risk
High Yield, Lower-Grade Debt Securities Risk
Industry Concentration Risk
Interest Rate Risk
Leveraging Risk
Liquidity Risk
Manager Risk

4

Description of the Portfolio (continued)

Market and Company Risk
Mortgage-Related Securities Risk
OTC Investment Risk
Other Investment Companies Risk
Price Volatility Risk
Sector Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of December 31, 2007, there is no performance information included in this Prospectus.

More on the Sub-Adviser

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. The principal address of GSAM is 32 Old Slip New York, NY 10005. As of December 31, 2007, GSAM had assets under management of $763 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Jonathan Beinner	Mr. Beinner is the Chief Investment Officer and Co-Head of US and Global Fixed Income at Goldman Sachs Asset Management. He is a member of the Investment Management Division's operating group. He was named a managing director in 1997 and a partner in 2004. Mr. Beinner graduated summa cum laude and received two B.S. degrees from the University of Pennsylvania in 1988

Tom Kenny	Mr. Kenny is Co-Head of Goldman Sachs Asset Management's Global Cash and Fixed Income Portfolio team. Prior to taking on this role, he was Head of the Municipal Bond Portfolio Management team. He joined the firm in 1999 after spending over 13 years with the Franklin Templeton Group of Funds where, most recently, he was Executive Vice President and the Director of the Municipal Bond Department. Mr. Kenny has served in a number of leadership positions for various industry groups including the Vice Chairman of the Municipal Securities Rulemaking Board. He received a B.A. in Business Economics from the University of California, Santa Barbara, and a M.S. in Finance from Golden Gate University in San Francisco. Mr. Kenny also received the Chartered Financial Analyst designation.

James B. Clark	Mr. Clark is a senior portfolio manager and co-head of the US Fixed Income Group. Prior to this, he headed the portfolio management group specializing in mortgage-backed and asset-backed securities. He joined Goldman Sachs Asset Management in 1994 and became a managing director in 2001 and a partner in 2006. Prior to joining the firm, he worked as an investment manager in the mortgage backed securities group at the Travelers Insurance Co. Prior to that, he was a quantitative analyst in the economic research department with the Federal Reserve Bank in Boston. Mr. Clark earned a BA from Kenyon College in 1988 and an MBA from the University of Chicago in 1992.

5

Description of the Portfolio (continued)

Name	Position and Recent Business Experience
Michael Johnson	Mr. Johnson is a member of the fixed income portfolio management team, specializing in commodities and alternative investments. Before joining Goldman Sachs Asset Management in 2002, he was employed with Conning & Company as an Associate in the Equity Research Group for one year. Prior to that, he was a Senior Financial Analyst with the Reinsurance Division at CIGNA Corporation. Mr. Johnson received a B.A. from Tufts University in 1997 and received his MBA from the University of Chicago Graduate School of Business in 2002.

Stephen Lucas	Mr. Lucas is head of commodities management for the Global Fixed Income Team. In this role, he oversees the portfolio management of the commodities strategy. He is also a member of the duration team, and heads the quantitative strategies team. Mr. Lucas is co-author (with James Clark) of the factor-model-based global risk system. He has 11 years of industry experience, 7 of them with Goldman Sachs. Mr. Lucas holds a BA from Princeton, an MS in Computer Science from Yale, and an MBA in Finance from The University of Chicago.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

6

Portfolio Fees and Expenses

The table that follows show the estimated operating expenses paid each year by the Service 2 Class shares of the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) – The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares.

Service 2 Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Service Fee	Other Expenses(3)	Acquired Fund Fees and Expenses	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Net Operating Expenses
ING Goldman Sachs Commodity Strategy	0.70%	0.25%	0.25%	0.20%	N/A	1.40%	(0.10)%	1.30%

(1)  This table shows the estimated operating expenses for the Service 2 Class shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not commenced operations as of December 31, 2007.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the distribution fee for Service 2 Class shares of the Portfolio so that the actual fee paid by the Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The waiver will continue through at least May 1, 2009. There is no guarantee this waiver will continue after that date.

(3)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of the average daily net assets of the Portfolio, which is reflected in Other Expenses.

(4)  DSL, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage, extraordinary expenses (and Acquired Fund Fees and Expenses), subject to possible recoupment by DSL within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Waivers, Reimbursements and Recoupments. This amount also includes the 0.10% distribution fee waiver described in footnote (2). The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days' written notice to the Portfolio's Adviser, DSL. For more information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

Example  The Example is intended to help you compare the cost of investing in the Service 2 Class shares of the Portfolio, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Service 2 Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Service 2 Class shares of the Portfolio's net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years
ING Goldman Sachs Commodity Strategy(1)	$132	$433

(1)  The Example numbers reflect the contractual expense limitation agreement/waivers for the one-year period and the first year of the three-year period.

7

Summary of Principal Risks

The value of your investment in the Portfolio changes with the values of the Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the particular Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of the Portfolio are identified in the "Description of the Portfolios" section and are described below. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investment made by the Portfolio can change over time.

Absence of Regulation. In general, there is less governmental regulation and supervision of transactions in the over-the-counter markets (in which option contracts and certain options on swaps are generally traded) than of transactions entered into on organized exchanges.

Asset-Backed Securities Risk. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The Portfolio's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing Risk.  The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Commodities Risk. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production on supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Credit Risk. The Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Derivatives Risk. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may

8

Summary of Principal Risks (continued)

reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. The Portfolio is classified as a non-diversified investment company under the 1940 Act. This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or blue chip equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Extension Risk. Slower than expected principal payments on a debt security, such as a mortgage-backed security, may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

9

Summary of Principal Risks (continued)

High-Yield, Lower-Grade Debt Securities Risk. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Industry Concentration Risk. When the Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other mutual funds that are more diversified by industry.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's assets.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. The success of the Portfolio's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether. There is no guarantee that the investment decisions of the Sub-Adviser will lead to favorable results.

Market and Company Risk. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

Other Investment Companies Risk. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include,

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Summary of Principal Risks (continued)

among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Price Volatility Risk. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Sector Risk. A sector is a group of selected industries. The Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

Securities Lending Risk. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

The Portfolio is non-diversified, as defined in the 1940 Act.

Fundamental Investment Policies

Investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

The investment objective of the Portfolio is not fundamental.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

The Sub-Adviser may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage, unless specifically noted under the Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the Portfolio may not achieve its investment goals.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, provides the Portfolio with administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of the Portfolio. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services also reviews the Portfolio for compliance with applicable legal requirements and monitors for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the FINRA Broker Check Hotline at 800-289-9999.

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More Information (continued)

Rule 12b-1 Distribution Fees

The Trust has adopted a Distribution Plan ("12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of 0.25% to ING Funds Distributor, as the Distributor, to pay or reimburse certain distribution-related expenses. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 Plan include, but are not limited to, the costs of the following:

(a)  printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b)  expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d)  obtaining information and providing explanations to variable contract owners or other investors regarding a Portfolio's investment objectives and policies and other information about the Trust including the performance of the Portfolio's Service 2 Class shares;

(e)  training sales personnel regarding the Trust;

(f)  compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g)  financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the portfolio's Service 2 Class shares.

Service Fees

The Trust has entered into a Shareholder Services Agreement ("Plan") for the Service 2 Class shares of the Portfolio. The Plan allows ING Funds Distributor, as the Distributor, to use payments under the Plan for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Service 2 Class shares of the Portfolio. Services that may be provided under the Plan include, among other things, providing information about the Portfolio.

Under the Plan, the Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 Class shares.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's 12b-1 Plan and Plan, the Portfolio's Adviser or Distributor (collectively, "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.

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More Information (continued)

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") normally 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

The Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

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More Information (continued)

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Because the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available

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More Information (continued)

30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

Net Asset Value

The NAV per share for each class of the Portfolio is determined each business day as of Market Close on the NYSE. The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

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Net Asset Value (continued)

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

Management of the Portfolio

Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with FINRA as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING) ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed over $47 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL, subject to the supervision of the Board, acts as a "manager-of-managers" for the Portfolio. In this capacity, DSL oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. DSL delegates to the Sub-Adviser the responsibility for investment management, subject to their oversight. DSL is responsible for monitoring the investment program and performance of the Sub-Adviser of the Portfolio.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolio's Board. It is not expected that DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Portfolio's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of the Sub-Adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Portfolio's Board. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

Advisory Fees

DSL receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual advisory fee to be paid by the Portfolio for the current fiscal year as a percentage of the Portfolio's average daily net assets:

Portfolio	Advisory Fee (as a % of average daily net assets)
ING Goldman Sachs Commodity Strategy(1)	0.70%

(1)  Because the Portfolio had not commenced operations as of the date of this Prospectus, the advisory fee for the Portfolio reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio's semi-annual shareholder report that will be dated June 30, 2008.

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Taxes and Distributions

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain. The Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

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Financial Highlights

Because the Portfolio did not commence operations as of the fiscal year ended December 31, 2007, financial highlights are not available.

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TO OBTAIN
MORE INFORMATION

A Statement of Additional Information dated April 28, 2008 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the Portfolio's annual and semi-annual shareholder reports, when available, and the Portfolio's SAI or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Adviser Class

This Prospectus is designed to help you make informed decisions about investments in the ING LifeStyle Portfolios listed below (each a "Portfolio" and collectively, the "LifeStyle Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING LifeStyle Conservative Portfolio

ING LifeStyle Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Aggressive Growth Portfolio

NOT ALL LIFESTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Adviser Class shares of the LifeStyle Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the LifeStyle Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the LifeStyle Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the LifeStyle Portfolios

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The LifeStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" section later in this Prospectus.

Shares of the LifeStyle Portfolios are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio.

This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, LLC and ING Investments, each of which is an indirect subsidiary of ING Groep.

ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:

1.   In the first stage, the mix of asset classes, i.e. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

2.  In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying

2

Introduction (continued)

Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Portfolio. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

Consultants

The LifeStyle Portfolios also have consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates, has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. Both ING IM and ING Investments are indirect, wholly-owned subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for each Portfolio.

3

Description of the Portfolios

LifeStyle Portfolios at a Glance

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 6.

	ING LifeStyle Conservative Portfolio	ING LifeStyle Moderate Portfolio	ING LifeStyle Moderate Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC

Investment Profile	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	You want the opportunity for long-term moderate growth.

	Shorter Investment Horizon		Longer Investment Horizon

Investment Objective	Growth of capital and current income.	Growth of capital and current income.	Growth of capital and a low to moderate level of current income.

Main Investments	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

	ING LifeStyle Conservative Portfolio		ING LifeStyle Moderate Portfolio		ING LifeStyle Moderate Growth Portfolio
Underlying Asset Allocation Targets (as of April 30, 2008)(1)	U.S. Large-Capitalization Growth Stocks	6.5%	U.S. Large-Capitalization Growth Stocks	7.5%	U.S. Large-Capitalization Growth Stocks	9.5%

	U.S. Large-Capitalization Value Stocks	9.5%	U.S. Large-Capitalization Value Stocks	12.0%	U.S. Large-Capitalization Value Stocks	14.0%

	U.S. Mid-Capitalization Growth Stocks	2.0%	U.S. Mid-Capitalization Growth Stocks	2.0%	U.S. Mid-Capitalization Growth Stocks	3.0%

	U.S. Mid-Capitalization Value Stocks	2.0%	U.S. Mid-Capitalization Value Stocks	3.0%	U.S. Mid-Capitalization Value Stocks	3.5%

	U.S. Small-Capitalization Growth Stocks	0.0%	U.S. Small-Capitalization Growth Stocks	2.0%	U.S. Small-Capitalization Growth Stocks	2.5%

	U.S. Small-Capitalization Value Stocks	0.0%	U.S. Small-Capitalization Value Stocks	3.0%	U.S. Small-Capitalization Value Stocks	3.5%

	International Large-Capitalization Stocks	6.0%	International Large-Capitalization Stocks	10.0%	International Large-Capitalization Stocks	14.0%

	International Small-Capitalization Stocks	2.0%	International Small-Capitalization Stocks	3.0%	International Small-Capitalization Stocks	4.0%

	Emerging Markets Stocks	0.0%	Emerging Markets Stocks	1.0%	Emerging Markets Stocks	2.0%

	U.S. Real Estate Stocks (REITS)	1.0%	U.S. Real Estate Stocks (REITS)	4.0%	U.S. Real Estate Stocks (REITS)	5.0%

	International Real Estate Stocks	0.0%	International Real Estate Stocks	1.0%	International Real Estate Stocks	2.0%

	Emerging Market Bonds	6.0%	Emerging Market Bonds	5.0%	Emerging Market Bonds	4.0%

	High-Yield Bonds	7.0%	High-Yield Bonds	5.0%	High-Yield Bonds	5.0%

	Bonds	38.0%	Bonds	25.0%	Bonds	21.0%

	Treasury Inflation Protected Securities ("TIPS")	6.0%	TIPS	4.0%	TIPS	2.0%

	Short-Term Bonds	8.0%	Short-Term Bonds	6.0%	Short-Term Bonds	2.0%

	Commodities/Alternatives	2.0%	Commodities/Alternatives	2.5%	Commodities/Alternatives	3.0%

	Cash Equivalents	4.0%	Cash Equivalents	4.0%	Cash Equivalents	0.0%

	Lower Risk		Higher Risk

Main Risks
The LifeStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Debt Securities Risk, Equity Securities Risk, Foreign Investment Risk, Growth Investing Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Market and Company Risk, Other Investment Companies Risk, Price Volatility Risk, U.S. Government Securities and Obligations Risk and Value Investing Risk.	Credit Risk, Debt Securities Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Debt Securities Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Interest Rate Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.

(1)  Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

4

Description of the Portfolios

	ING LifeStyle Growth Portfolio	ING LifeStyle Aggressive Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC

Investment Profile	You seek an investment geared for growth and can tolerate short-term market-swings.	You are an aggressive investor and are willing to accept above average risk.

Shorter Investment Horizon		Longer Investment Horizon

Investment Objective	Growth of capital and some current income.	Growth of capital.

Main Investments	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

	ING LifeStyle Growth Portfolio		ING LifeStyle Aggressive Growth Portfolio
Underlying Asset Allocation Targets (as of April 30, 2008)(1)	U.S. Large-Capitalization Growth Stocks	11.5%	U.S. Large-Capitalization Growth Stocks	15.5%

	U.S. Large-Capitalization Value Stocks	14.5%	U.S. Large-Capitalization Value Stocks	18.5%

	U.S. Mid-Capitalization Growth Stocks	4.0%	U.S. Mid-Capitalization Growth Stocks	5.0%

	U.S. Mid-Capitalization Value Stocks	5.0%	U.S. Mid-Capitalization Value Stocks	6.0%

	U.S. Small-Capitalization Growth Stocks.	5.5%	U.S. Small-Capitalization Growth Stocks	6.0%

	U.S. Small-Capitalization Value Stocks	6.0%	U.S. Small-Capitalization Value Stocks	7.0%

	International Large-Capitalization Stocks	15.0%	International Large-Capitalization Stocks	19.0%

	International Small-Capitalization Stocks	5.0%	International Small-Capitalization Stocks	7.0%

	Emerging Markets Stocks	3.0%	Emerging Markets Stocks	4.0%

	U.S. Real Estate Stocks (REITS)	6.0%	U.S. Real Estate Stocks (REITS)	5.5%

	International Real Estate Stocks	2.0%	International Real Estate Stocks	2.5%

	Emerging Market Bonds	3.0%	Emerging Market Bonds	0.0%

	High-Yield Bonds	3.0%	High-Yield Bonds	0.0%

	Bonds	12.0%	Bonds	0.0%

	TIPS	1.0%	TIPS	0.0%

	Short-Term Bonds	0.0%	Short-Term Bonds	0.0%

	Commodities/Alternatives	3.5%	Commodities/Alternatives	4.0%

	Cash Equivalents	0.0%	Cash Equivalents	0.0%

Lower Risk		Higher Risk

Main Risks
The LifeStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Debt Securities Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Investment Risk, Interest Rate Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Equity Securities Risk, Foreign Investment Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk and Small-Capitalization Company Risk.

(1)  Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

5

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Conservative Portfolio

Investment Objective

Growth of capital and current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	6.5%
U.S. Large-Capitalization Value Stocks	9.5%
U.S. Mid-Capitalization Growth Stocks	2.0%
U.S. Mid-Capitalization Value Stocks	2.0%
International Large-Capitalization Stocks	6.0%
International Small-Capitalization Stocks	2.0%
U.S. Real Estate Stocks (REITs)	1.0%
Emerging Market Bonds	6.0%
High-Yield Bonds	7.0%
Bonds	38.0%
TIPS	6.0%
Short-term Bonds	8.0%
Commodities/Alternatives	2.0%
Cash Equivalents	4.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio or in a different LifeStyle Portfolio reflecting a different degree of risk tolerance.

6

Description of the Portfolios (continued)

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Market and Company Risk
Other Investment Companies Risk
Price Volatility Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies", "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds", and "More Information on Risks" sections later in this Prospectus.

Performance

Since the Portfolio did not have a full year of operations as of December 31, 2007, annual performance information is not provided.

7

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Moderate Portfolio

Investment Objective

Growth of capital and current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	7.5%
U.S. Large-Capitalization Value Stocks	12.0%
U.S. Mid-Capitalization Growth Stocks	2.0%
U.S. Mid-Capitalization Value Stocks	3.0%
U.S. Small-Capitalization Growth Stocks	2.0%
U.S. Small-Capitalization Value Stocks	3.0%
International Large-Capitalization Stocks	10.0%
International Small-Capitalization Stocks	3.0%
Emerging Markets Stocks	1.0%
Real Estate Stocks (REITs)	4.0%
International Real Estate Stocks	1.0%
Emerging Market Bonds	5.0%
High-Yield Bonds	5.0%
Bonds	25.0%
TIPS	4.0%
Short-term Bonds	6.0%
Commodities/Alternatives	2.5%
Cash Equivalents	4.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

8

Description of the Portfolios (continued)

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies", "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds", and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares (2005-2006) and ADV Class shares (2007) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter 2006:	4.77%
Worst:	1	st Quarter 2005:	(1.64)%

9

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares' performance to those of two broad measures of market performance – the Russell 3000® Index, the Lehman Brothers® U.S. Aggregate Bond ("LBAB") Index and a composite index – consisting of 50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Citigroup 3-Month T-Bill Index is an unmanaged index of three-month Treasury bills. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
ADV Class Return	4.65%	6.34	%(1)	N/A
Russell 3000® Index	5.14%	8.34	%(2)	N/A
LBAB Index	6.97%	7.34	%(2)	N/A
50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index	5.98%	7.70	%(2)	N/A
Class S Return (adjusted)	4.64%	7.98	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A
LBAB Index	6.97%	4.93	%(2)	N/A
50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index	5.98%	7.68	%(2)	N/A

(1)  ADV Class shares commenced operations on April 28, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index returns for ADV Class shares are for the period beginning May 1, 2006. The index returns for Class S shares are for the period beginning May 1, 2004.

10

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Moderate Growth Portfolio

Investment Objective

Growth of capital and a low to moderate level of current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	9.5%
U.S. Large-Capitalization Value Stocks	14.0%
U.S. Mid-Capitalization Growth Stocks	3.0%
U.S. Mid-Capitalization Value Stocks	3.5%
U.S. Small-Capitalization Growth Stocks	2.5%
U.S. Small-Capitalization Value Stocks	3.5%
International Large-Capitalization Stocks	14.0%
International Small-Capitalization Stocks	4.0%
Emerging Markets Stocks	2.0%
U.S. Real Estate Stocks (REITs)	5.0%
International Real Estate	2.0%
Emerging Market Bonds	4.0%
High-Yield Bonds	5.0%
Bonds	21.0%
TIPS	2.0%
Short-term Bonds	2.0%
Commodities/Alternatives	3.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

11

Description of the Portfolios (continued)

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Interest Rate Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies", "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds", and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares (2005-2006) and ADV Class shares (2007) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter 2006:	5.70%
Worst:	1	st Quarter 2005:	(2.44)%

12

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares' performance to those of two broad measures of market performance – the Russell 3000® Index, the LBAB Index and a composite index – consisting of 60% Russell 3000® Index/40% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
ADV Class Return	4.10%	6.41	%(1)	N/A
Russell 3000® Index	5.14%	8.34	%(2)	N/A
LBAB Index	6.97%	7.34	%(2)	N/A
60% Russell 3000® Index/40% LBAB Index	6.02%	8.05	%(2)	N/A
Class S Return (adjusted)	4.31%	8.99	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A
LBAB Index	6.97%	4.93	%(2)	N/A
60% Russell 3000® Index/40% LBAB Index	6.02%	8.37	%(2)	N/A

(1)  ADV Class shares commenced operations on April 28, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index returns for ADV Class shares are for the period beginning May 1, 2006. The index returns for Class S shares are for the period beginning May 1, 2004.

13

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Growth Portfolio

Investment Objective

Growth of capital and some current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	11.5%
U.S. Large-Capitalization Value Stocks	14.5%
U.S. Mid-Capitalization Growth Stocks	4.0%
U.S. Mid-Capitalization Value Stocks	5.0%
U.S. Small-Capitalization Growth Stocks	5.5%
U.S. Small-Capitalization Value Stocks	6.0%
International Large-Capitalization Stocks	15.0%
International Small-Capitalization Stocks	5.0%
Emerging Markets Stocks	3.0%
U.S. Real Estate Stocks (REITs)	6.0%
International Real Estate	2.0%
Emerging Market Bonds	3.0%
High-Yield Bonds	3.0%
Bonds	12.0%
TIPS	1.0%
Commodities/Alternatives	3.5%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

14

Description of the Portfolios (continued)

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Interest Rate Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies", "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds", and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares (2005-2006) and ADV Class shares (2007) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter 2006:	6.91%
Worst:	1	st Quarter 2005:	(3.11)%

15

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares' performance to those of two broad measures of market performance – the Russell 3000® Index, the LBAB Index and a composite index – consisting of 80% Russell 3000® Index/20% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
ADV Class Return	3.33%	5.90	%(1)	N/A
Russell 3000® Index	5.14%	8.34	%(2)	N/A
LBAB Index	6.97%	7.34	%(2)	N/A
80% Russell 3000® Index/20% LBAB Index	5.60%	8.22	%(2)	N/A
Class S Return (adjusted)	3.53%	9.90	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A
LBAB Index	6.97%	4.93	%(2)	N/A
80% Russell 3000® Index/20% LBAB Index	5.60%	9.46	%(2)	N/A

(1)  ADV Class shares commenced operations on April 28, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index returns for ADV Class shares are for the period beginning May 1, 2006. The index returns for Class S shares are for the period beginning May 1, 2004.

16

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Aggressive Growth Portfolio

Investment Objective

Growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	15.5%
U.S. Large-Capitalization Value Stocks	18.5%
U.S. Mid-Capitalization Growth Stocks	5.0%
U.S. Mid-Capitalization Value Stocks	6.0%
U.S. Small-Capitalization Growth Stocks	6.0%
U.S. Small-Capitalization Value Stocks	7.0%
International Large-Capitalization Stocks	19.0%
International Small-Capitalization Stocks	7.0%
Emerging Markets Stocks	4.0%
U.S. Real Estate Stocks (REITs)	5.5%
International Real Estate	2.5%
Commodities/Alternatives	4.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

17

Description of the Portfolios (continued)

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Equity Securities Risk
Foreign Investment Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies", "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds", and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares (2005-2006) and ADV Class shares (2007) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter 2006:	8.21%
Worst:	4	th Quarter 2007:	(4.07)%

18

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class shares' and Class S shares' performance to that of a broad measure of market performance – the Russell 3000® Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
ADV Class Return	2.59%	5.91	%(1)	N/A
Russell 3000® Index	5.14%	8.34	%(2)	N/A
Class S Return (adjusted)	2.90%	11.03	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A

(1)  ADV Class shares commenced operations on April 28, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index return for ADV Class shares is for the period beginning May 1, 2006. The index return for Class S shares is for the period beginning May 1, 2004.

19

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold ADV Class shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by a Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.

ADV Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Services Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Net Operating Expenses
ING LifeStyle Conservative	0.14%	0.50%	0.25%	0.02%	0.57%	1.48%	(0.15)%	1.33%
ING LifeStyle Moderate	0.14%	0.50%	0.25%	0.02%	0.61%	1.52%	(0.15)%	1.37%
ING LifeStyle Moderate Growth	0.14%	0.50%	0.25%	0.02%	0.66%	1.57%	(0.15)%	1.42%
ING LifeStyle Growth	0.14%	0.50%	0.25%	0.02%	0.69%	1.60%	(0.15)%	1.45%
ING LifeStyle Aggressive Growth	0.14%	0.50%	0.25%	0.02%	0.73%	1.64%	(0.15)%	1.49%

(1)  This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. Because ING LifeStyle Conservative Portfolio did not have a full year of operations as of December 31, 2007, expenses are estimated for the current fiscal year. For all other Portfolios, expenses are based on each Portfolio's actual operating expenses for ADV Class shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the adviser to each Portfolio, has agreed.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.15% of the distribution (12b-1) fee for ADV Class shares of the LifeStyle Portfolios, so that the actual distribution fee paid by a Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)  Each LifeStyle Portfolio's Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2007. The amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(4)  ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage, extraordinary expenses and Acquired (Underlying) Fund Fees and Expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Waivers, Reimbursements and Recoupments. This amount is the 0.15% distribution (12b-1) fee waiver footnote (2) explains in more detail. Pursuant to an expense limitation agreement the net operating expenses for ING LifeStyle Conservative Portfolio, ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio and ING LifeStyle Aggressive Growth Portfolio are 1.31%, 1.35%, 1.40%, 1.43% and 1.47%, respectively. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement. However, there can be no assurance that these limits will continue after May 31, 2008. For information regarding the expense limitation agreement for the LifeStyle Portfolios, please see the Statement of Additional Information.

20

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2007 except for ING Disciplined International Small Cap Fund, ING Emerging Markets Fixed Income Fund, and ING Greater China Fund which are as of October 31, 2007 and ING Real Estate Fund which is as of November 30, 2007:

Underlying Funds	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth Portfolio	0.77%
ING American Century Large Company Value Portfolio	1.00%
ING American Century Small-Mid Cap Value Portfolio	1.02%
ING Baron Asset Portfolio	1.05%
ING BlackRock Inflation Protected Bond Portfolio(1)	0.62%
ING BlackRock Large Cap Growth Portfolio	0.66%
ING BlackRock Large Cap Value Portfolio	0.74%
ING Columbia Small Cap Value II Portfolio	0.88%
ING Davis New York Venture Portfolio	0.90%
ING Disciplined International SmallCap Fund	0.86%
ING Disciplined Small Cap Value Portfolio	0.68%
ING Emerging Markets Fixed Income Fund	0.92%
ING Evergreen Omega Portfolio	0.60%
ING FMRSM Diversified Mid Cap Portfolio	0.63%
ING Franklin Income Portfolio	0.74%
ING Franklin Mutual Shares Portfolio(1)	0.78%
ING Global Real Estate Portfolio	0.90%
ING Global Resources Portfolio	0.64%
ING Goldman Sachs Commodities Portfolio(2)	0.90%
ING Greater China Fund	1.66%
ING International Growth Opportunities Portfolio	1.01%
ING International Index Portfolio(1)	0.50%
ING Janus Contrarian Portfolio	0.74%
ING JPMorgan Emerging Markets Equity Portfolio	1.25%
ING JPMorgan Mid Cap Value Portfolio	1.00%
ING JPMorgan Small Cap Core Equity Portfolio	0.85%
ING JPMorgan Value Opportunities Portfolio	0.53%
ING Julius Baer Foreign Portfolio	0.87%
ING Legg Mason Partners Aggressive Growth Portfolio	0.80%
ING Legg Mason Value Portfolio	0.74%
ING Lehman Brothers Aggregate Bond Index® Portfolio(1)	0.45%
ING Limited Maturity Bond Portfolio	0.27%
ING Liquid Assets Portfolio	0.28%
ING Lord Abbett Affiliated Portfolio	0.75%
ING Marsico Growth Portfolio	0.77%
ING Marsico International Opportunities Portfolio	0.68%
ING MFS Utilities Portfolio	0.77%
ING Multi-Manager International Small Cap Portfolio(2)	1.20%
ING Neuberger Berman Partners Portfolio	0.67%
ING Oppenheimer Global Portfolio	0.66%
ING Oppenheimer Main Street Portfolio®	0.64%

21

Portfolio Fees and Expenses (continued)

Underlying Funds	Net Operating Expenses
ING Oppenheimer Strategic Income Portfolio	0.54%
ING Opportunistic Large Cap Growth Portfolio	0.70%
ING Opportunistic Large Cap Value Portfolio	0.69%
ING PIMCO Core Bond Portfolio	0.57%
ING PIMCO High Yield Portfolio	0.50%
ING Pioneer Equity Income Portfolio	0.69%
ING Pioneer Fund Portfolio	0.69%
ING Pioneer High Yield Portfolio	0.77%
ING Pioneer Mid Cap Value Portfolio	0.64%
ING Real Estate Fund	0.97%
ING RussellTM Large Cap Index Portfolio(1)	0.37%
ING RussellTM Mid Cap Index Portfolio(1)	0.43%
ING RussellTM Small Cap Index Portfolio(1)	0.45%
ING Templeton Foreign Equity Portfolio	0.98%
ING Templeton Global Growth Portfolio	0.90%
ING Thornburg Value Portfolio	0.90%
ING T. Rowe Price Capital Appreciation Portfolio	0.64%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.66%
ING T. Rowe Price Equity Income Portfolio	0.64%
ING T. Rowe Price Growth Equity Portfolio	0.75%
ING UBS U.S. Large Cap Equity Portfolio	0.85%
ING UBS U.S. Small Cap Growth Portfolio	1.00%
ING Van Kampen Capital Growth Portfolio	0.57%
ING Van Kampen Comstock Portfolio	0.84%
ING Van Kampen Equity and Income Portfolio	0.57%
ING Van Kampen Global Franchise Portfolio	0.96%
ING Van Kampen Growth and Income Portfolio	0.64%
ING Van Kampen Real Estate Portfolio	0.64%
ING VP Balanced Portfolio	0.60%
ING VP Growth and Income Portfolio	0.59%
ING VP Index Plus International Equity Portfolio	0.55%
ING VP Index Plus LargeCap Portfolio	0.44%
ING VP Index Plus MidCap Portfolio	0.49%
ING VP Index Plus SmallCap Portfolio	0.49%
ING VP Intermediate Bond Portfolio	0.49%
ING VP International Value Portfolio	1.00%
ING VP MidCap Opportunities Portfolio	0.90%
ING VP Small Company Portfolio	0.84%
ING VP SmallCap Opportunities Portfolio	0.90%
ING Wells Fargo Small Cap Disciplined Portfolio	0.87%
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio(1)	0.70%

(1)  As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of the date of this Prospectus, the expense ratios are estimated for the current fiscal year.

(2)  As the Underlying Fund had not commenced operations as of the date of this Prospectus, the expense ratios are estimated for the current fiscal year.

22

Portfolio Fees and Expenses (continued)

Examples

The Examples below are intended to help you compare the cost of investing in ADV Class shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the ADV Class shares of the Portfolios net operating expenses remain the same. The Examples do not reflect expenses which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the LifeStyle Portfolios as its underlying investment option. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio(1)	1 Year	3 Years	5 Years	10 Years
ING LifeStyle Conservative	$135	$453	$794	$1,756
ING LifeStyle Moderate	$139	$466	$815	$1,800
ING LifeStyle Moderate Growth	$145	$481	$841	$1,855
ING LifeStyle Growth	$148	$490	$857	$1,888
ING LifeStyle Aggressive Growth	$152	$503	$878	$1,931

(1)  The Examples reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

23

More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

(i)  the investment objective of each Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.

ING Investments intends to rebalance the LifeStyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" later in this Prospectus for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

24

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: AllianceBernstein L.P.	ING AllianceBernstein Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies (defined as companies that have a market capitalization within the range of companies in the Russell Midcap® Growth Index). May also invest in convertibles, investment grade instruments, U.S. government securities and high quality, short-term obligations (including repurchase agreements, bankers' acceptances and domestic certificates of deposit) and without limit in foreign securities. May write exchange-traded covered call options on up to 25% of assets, may make secured loans on portfolio securities of up to 25% of assets, may enter into repurchase agreements on up to 10% of assets and may enter into futures contracts on securities indices and options on such futures contracts. May invest in other investment companies to the extent permitted under the 1940 Act, as amended and the rules and regulations thereunder ("1940 Act").	Borrowing risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Large Company Value Portfolio	Long-term capital growth, income is a secondary objective.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those with market capitalizations similar to companies in the Russell 1000® Index). Equity securities include common and preferred stocks and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. May also invest in derivatives, foreign securities, debt securities of companies, debt obligations of governments and their agencies and other similar securities. May invest in other investment companies to the extent permitted under the 1940 Act, as amended and the rules and regulations thereunder ("1940 Act").	Convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, manager risk, market and company risk, other investment companies risk, securities risk, and value investing risk.

25

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Small-Mid Cap Value Portfolio	Long-term capital growth, income is a secondary objective.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of small-mid capitalization companies. Small-mid capitalization companies include those with a market capitalization, at the time of purchase, within the range of the Russell 2800 Index. May invest in derivatives, foreign securities, debt securities of companies, debt obligations of governments, and other similar securities. Equity securities include common and preferred stocks, and equity-equivalent securities such as debt securities and preferred stocks convertible into common stocks and stocks or stock index futures contracts. May invest in other investment companies to the extent permitted under the 1940 Act, as amended and the rules and regulations thereunder ("1940 Act").	Convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings risk, interest rate risk, market and company risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: BAMCO, Inc.	ING Baron Asset Portfolio	Capital appreciation.	Invests primarily in common stocks of mid-sized growth companies (those that have a market capitalization of between $2.5 billion and $10 billion). May invest in equity-type securities in addition to common stocks such as convertible bonds and debentures, preferred stocks, warrants, and convertible preferred stocks. May also invest in debt securities, including notes, bonds, debentures and money market instruments, and convertible instruments. Debt securities may be rated or unrated and may include below investment-grade securities or junk bonds, or unrated securities of equivalent credit quality. May invest up to 10% of its net assets in illiquid securities. May invest, without limit, in American Depositary Receipts ("ADR") and up to 10% of its assets in Global Depositary Receipts ("GDR") and European Depositary Receipts ("EDR"). May also engage in derivatives transactions. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, large positions risk, liquidity risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, securities lending risk, small-capitalization company risk, and value investing risk.

26

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: BlackRock Financial Management Inc.	ING BlackRock Inflation Protected Bond Portfolio	Maximize real return, consistent with the preservation of real capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. May invest up to 20% of its assets in non-investment grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and without limit in U.S. dollar denominated securities of non-U.S. issuers. The Portfolio is non-diversified which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. May also purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. May buy or sell options or futures, enter into credit default swaps, interest rate or foreign currency transactions, including swaps, enter into a series of purchase and sale contracts or by using reverse repurchase agreements or dollar rolls. Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P or Ba or lower by Moody's) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have a higher credit rating. May buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps, (collectively, commonly known as "derivatives"). Typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. May also use derivatives for leverage. May seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). May invest in other investment companies to the extent permitted under the 1940 Act.	Asset-backed securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inflation-index bonds risk, interest rate risk, leveraging risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, securities lending risk, and U.S. government securities and obligations risk.

27

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). May invest up to 10% in foreign companies in the form of ADRs. May invest in derivatives, short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds or U.S. government and money market securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk, call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, investment models risk, leveraging risk, liquidity risk, market and company risk, market capitalization risk, maturity risk, other investment companies risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, restricted and illiquid securities risk, securities lending risk, U.S. government securities and obligations risk, and when issued and delayed delivery securities and forward commitments risk.

Investment Adviser: Directed Services LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). Will invest primarily in equity securities of companies located in the United States that the sub-adviser believes are undervalued. May invest up to 10% of its total assets in securities issued by foreign issuers, in the form of ADRs. May also invest in investment grade convertible securities, preferred stocks, illiquid securities, U.S. government debt securities of any maturity, and derivatives for hedging purposes. May purchase or sell securities on a when issued basis. May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk, call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, interest rate risk, investment models risk, liquidity risk, market and company risk, market capitalization risk, other investment companies risk, OTC investment risk, restricted and illiquid securities risk, securities lending risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Columbia Management Advisors, LLC	ING Columbia Small Cap Value II Portfolio	Long-term growth of capital.	Prior to July 15, 2008, the portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000® Value Index and that are believed to have the potential for long-term growth. Effective July 15, 2008, the portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index, at the time of purchase. May also invest in real estate investments trusts ("REITs"), foreign equity securities, depositary receipts, and other investment companies including exchange-traded funds ("ETFs").	Depositary receipts risk, equity securities risk, foreign investment risk, manager risk, market and company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Davis Selected Advisers, L.P.	ING Davis New York Venture Portfolio	Long-term growth of capital.	Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May also invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities. The portfolio is non-diversified and may invest a significant portion of its assets in any one issuer. May invest in other investment companies to the extent permitted under the 1940 Act.	Credit risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, headline risk, industry focus risk, interest rate risk, manager risk, market and company risk, other investment companies risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined International SmallCap Fund	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies (defined as those companies with market capitalizations that fall within the range of companies in the S&P/Citigroup Extended Market Index World Ex. U.S.). At least 65% of its assets will normally be invested in companies located in a number of different countries, other than the United States. May invest up to 35% of its total assets in U.S. issuers. May invest in companies located in countries with emerging securities markets. May invest in derivative instruments, including futures, options, foreign currency contracts and futures contracts. May invest in other investment companies to the extent permitted under the 1940 Act. The fund is non-diversified and may invest a significant portion of its assets in a single issuer.	Derivatives risk, diversification risk, emerging markets risk, foreign investment risk, inability to sell securities risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined Small Cap Value Portfolio	Outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Russell 2000® Value Index. May also invest in derivative instruments. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, equity securities risk, inability to sell securities risk, index strategy risk, investment models risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING Emerging Markets Fixed Income Fund	Maximize total return.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities, including fixed-rate instruments, convertible bonds associated with restructured syndicated or bank loans (e.g., Brady Bonds) and subordinated bonds, of issuers located or primarily conducting their business in emerging market countries. May invest in warrants, structured securities, derivative securities (including futures and forward contracts, options on futures contracts, foreign currencies, securities and stock indices, structured notes and indexed securities, swaps, caps, floors and collars) and below investment-grade bonds (including corporate bonds from emerging markets). The sub-adviser generally invests in securities of various maturities. May also invest in money-market instruments with maturities not exceeding 397 days. May also invest up to 20% its total assets in floating-rate instruments. At least 70% of the securities in which the fund invests will be securities denominated in either USD (U.S. dollar), EUR (European Monetary Union Euro), JPY (Japanese Yen), CHF (Swiss Franc) or GBP (British Pound) and up to 30% of the fund's assets can be invested in currencies of, or securities denominated in the currencies of, emerging market countries. May invest in other investment companies to the extent permitted under the 1940 Act. The fund is non-diversified and may invest a higher percentage of its assets in any one issuer.	Convertible securities risk, credit risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, other investment companies risk, price volatility risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Evergreen Investment Management Company, LLC	ING Evergreen Omega Portfolio	Long-term capital growth.	Invests primarily and under normal conditions substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment style risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the S&P MidCap 400 Index). May also invest in companies with smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets and may buy and sell futures contracts and other investment companies including ETFs. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

30

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Maximize income while maintaining prospects for capital appreciation.	Invests in a diversified portfolio of debt and equity securities. Debt securities in which the portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. May invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or ADRs. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, market and company risk, market trends risk, maturity risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Franklin Mutual Advisers, LLC	ING Franklin Mutual Shares Portfolio	Capital appreciation with a secondary goal of income.	Invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The portfolio invests predominantly (up to 100% of its assets) in medium- and large-capitalization companies with market capitalization values greater than $1.5 billion, although it may invest a portion of its assets in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign investments, including sovereign debt and foreign government debt. May also engage from time to time in an "arbitrage" strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, currency risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, investment models risk, liquidity risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, sovereign debt risk, and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	High total return consisting of capital appreciation and current income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that are principally engaged in the real estate industry (deriving at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate.) The portfolio will have investments located in a number of different countries located throughout the world, including the United States. May invest in companies located in countries with emerging securities markets. Generally, invests in common stocks of large-, mid- and small-sized companies, including REITs. May invest in initial public offerings, convertible securities, and Rule 144A securities. The portfolio is non-diversified and may invest a significant portion of its assets in a single issuer. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry focus risk, initial public offerings risk, market capitalization risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, real estate investment trusts risk, restricted and illiquid securities risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING Global Resources Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading distributing or owning natural resource assets. May invest up to a maximum of 50% of its net assets in any single natural resources industry. May also invest in securities issued by companies that are not in natural resources industries, investment-grade corporate debt, repurchase agreements, derivatives and in commodities including gold bullion and coins. May invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stocks, direct equity interests in trusts, preferred stocks, partnerships (including, master limited partnerships), restricted securities, ADRs and GDRs. Normally invests in companies with a large market capitalization, but may also invest in mid- and small-sized companies. May invest in other investment companies and structured notes. The portfolio is non-diversified and may invest a significant portion of its assets in a single issuer.	Commodities risk, debt securities risk, depositary receipts risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry focus risk, market and company risk, mid-capitalization company risk, natural resources risk, OTC investment risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, and small-capitalization company risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Goldman Sachs Asset Management, L.P.	ING Goldman Sachs Commodities Portfolio	Long-term total return.	Invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, and in other fixed income and debt instruments. May invest at least 25% of its assets in commodity-linked structured notes. Invests in commodity-linked derivative instruments such as commodity-linked structured notes. Invests in investment grade fixed-income securities. May invest in corporate securities, U.S. government securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including District of Columbia) and the political subdivisions, agencies and instrumentalities thereof. May invest up to 25% of its net assets in foreign securities and up to 10% of its assets in non-investment grade fixed-income securities. May also invest in options, futures, options on futures and swaps. May invest in other investment companies, including ETFs to the extent permitted under the 1940 Act. The Portfolio is non-diversified and may invest more of its assets in fewer issuers.	Absence of regulation risk, asset-backed securities risk, borrowing risk, call risk, commodities risk, credit risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, extension risk, foreign investment risk, high yield, lower-grade debt securities risk, industry focus risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, over-the counter risk, other investment companies risk, price volatility risk, sector risk, securities lending risk, and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Asia/Pacific (Hong Kong) Limited	ING Greater China Fund	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and equity-related securities (including common and preferred stocks, convertible securities, warrants, and convertible bonds) of issuers that: (i) are located in the Greater China region; (ii) derive at least 50% of their revenue from the Greater China region; (iii) have at least 50% of their assets in the Greater China region; or (iv) are principally traded in the Greater China region. The Greater China region consists of China, Hong Kong and Taiwan. May invest in "growth" and "value" securities. The fund is non-diversified. May engage in currency hedging. May invest up to 10% of its assets in warrants, and up to 20% of its assets in fixed-income securities. May invest in ADRs, International Depositary Receipts, and GDRs. The Fund may invest in derivatives including futures and forward contracts; options on futures contracts; foreign currencies; securities and stock indices; structured notes and indexed securities; swaps, caps, floors and collars. May invest up to 15% of net assets in illiquid securities, other restricted securities that are illiquid, and Rule 144A securities. The Fund may invest in initial public offerings. May invest in other investment companies to the extent permitted under 1940 Act.	Convertible securities risk, debt securities, derivatives risk, diversification risk, foreign investment risk, geographic focus risk, inability to sell securities risk, initial public offerings risk, liquidity risk, other investment companies risk, price volatility restricted and illiquid securities risk, value investing risk, and securities lending risk.

33

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING International Growth Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the United States. Invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in companies located in countries with emerging securities markets. May invest in government debt securities of developed foreign countries. May invest up to 35% of its assets in securities of U.S. issuers including investment-grade government and corporate debt securities. May invest in derivatives, including futures, and other investment companies, including ETFs to the extent permitted under the 1940 Act. May employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, liquidity risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and sovereign debt risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING International Index Portfolio	Investment results that correspond to the total return of the Morgan Stanley Capital International Europe, Australasia, and Far East Index® ("MSCI EAFE").	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies and convertible securities that are convertible into stocks included in the MSCI EAFE® Index and other derivatives whose economic returns are, by design, closely equivalent to the returns of the MSCI EAFE® Index or its components and ETFs. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the MSCI EAFE® Index and to provide equity exposure to the portfolio's cash position. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, foreign investing risk, inability to sell securities risk, index strategy risk, other investment companies risk, price volatility risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Janus Capital Management LLC	ING Janus Contrarian Portfolio	Capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The portfolio is non-diversified. May also invest in foreign equity and debt securities, (either directly or through depositary receipts) up to 20% in high-yield debt securities (junk bonds); derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%) and may invest more than 25% of its total assets in securities of companies in one or more market sectors. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, liquidity risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, other investment companies risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk, special situations risk, and value investing risk.

34

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Emerging Markets Equity Portfolio	Capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately-placed securities and other investment companies. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May invest in derivatives. May invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. May also invest in high-quality, short-term money market instruments and repurchase agreements. May invest in debt securities, including high-yield securities which are below investment grade (junk bonds) and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. May enter into dollar rolls. May invest in less developed countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, market and company risk, mortgage-related securities risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Mid Cap Value Portfolio	Growth from capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid- capitalization companies (those with market capitalizations between $1 billion and $20 billion) that the sub-adviser believes are undervalued. Normally invests in securities that are traded on registered exchanges or the over-the-counter market in the United States. May invest in other equity securities, including preferred stocks, convertible securities, foreign securities (including depositary receipts) and derivatives. May invest in other investment companies to the extent permitted under the 1940 Act. The portfolio is non-diversified and may invest a significant portion of its assets in a single issuer.	Convertible securities risk, depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, investment style risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, OTC investment risk, price volatility risk, securities lending risk, and value investing risk.

35

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Small Cap Core Equity Portfolio	Capital growth over the long term.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in: foreign securities, including depositary receipts, convertible securities and high-quality money market instruments and repurchase agreements. Investments in equity securities may include. May invest in REITs derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Value Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid- and large-capitalization companies (mid-capitalization companies are those with market capitalizations between $2 billion and $5 billion and large-capitalization companies are those with a market capitalization over $5 billion). Equity securities in which the portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks. May invest in other investment companies to the extent permitted under the 1940 Act. May invest in derivatives (including futures contracts, options and swaps), mortgage-related securities issued by government entities and private issuers, and high-quality money market instruments and repurchase agreements.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, interest rate risk, investment style risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, price volatility risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Julius Baer Investment Management LLC	ING Julius Baer Foreign Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities including common and preferred stocks, ADRs, EDRs, GDRs, convertible securities, rights, warrants and other investment companies, including ETFs. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in small- and mid-sized companies. May invest up to 35% of assets in issuers in emerging markets and may invest in debt securities (up to 10% in high-risk and high-yield, non-investment grade bonds). May invest in derivatives and may lend its portfolio securities. Will invest at least 65% of its assets in no fewer than three different countries located outside the United States. May use futures, swaps and warrants.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, interest rate risk, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, price volatility risk, securities lending risk, small-capitalization company risk, and value investing risk.

36

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of emerging growth companies. May invest in securities of large, well-known companies, but may also invest in small- to medium-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest directly in foreign securities or in depositary receipts (including emerging market securities) and may have exposure to foreign currencies. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, currency risk, depositary receipts risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, issuer concentration risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, OTC investment risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities (including foreign securities), that may be listed on a securities exchange or traded in over-the-counter markets. Generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest in convertible and debt securities. May invest up to 25% of its assets in long-term debt securities, and up to 10% of its assets in high-yield debt securities (junk bonds). The portfolio is non-diversified and may invest a greater portion of its assets in a particular issuer.May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, market and company risk, market trends risk, mid-capitalization company risk, OTC investment risk, other investment companies risk, small-capitalization company risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: Lehman Brothers Asset Management, LLC	ING Lehman Brothers Aggregate Bond Index® Portfolio	Investment results that correspond to the total return of the Lehman Brothers Aggregate Bond Index® ("LBAB").	Invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade debt securities rated at least A by Moody's Investors Service, Inc. ("Moody's") or rated at least A by Standard & Poor's Rating Corporation ("S&P"), included in the LBAB Index, derivatives whose economic returns are, by design closely equivalent to the returns of the LBAB Index or its components and ETFs. May also invest in futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, derivatives risk, index strategy risk, interest rate risk, mortgage-related securities risk, other investment companies risk, prepayment risk, price volatility risk, securities lending risk, and U.S. government securities and obligations risk.

37

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds that are primarily limited maturity debt securities. Under normal market conditions, the portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody's or BBB- or better by S&P or if not rated, determined that they are of comparable quality. May also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates. A portion of the portfolio's assets may be invested in mortgage-backed and asset-backed debt securities. May borrow up to 10% of the value of its net assets. May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk, call risk, credit derivatives risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, market capitalization risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, sovereign debt risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the sub-adviser to present minimal credit risks. Obligations in which the portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies to the extent permitted under the 1940 Act.	Credit risk, foreign investment risk, inability to sell securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, sector risk, and U.S. government securities and obligations risk.

38

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Lord, Abbett & Co. LLC	ING Lord Abbett Affiliated Portfolio	Long-term growth of capital. Current income is a secondary objective.	Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (large companies are defined as those companies in the Russell 1000® Index) equity securities in which the portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. May invest up to 10% of its assets in foreign securities and also may invest in ADRs and similar depositary receipts, which are not subject to the 10% limit on investment. May invest in convertible bonds and convertible preferred stocks, and in derivatives and similar investments. May buy and sell options on securities indices for hedging or cross-hedging purposes and may sell covered call options on its portfolio securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities of companies of any size, selected for their long-term growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalizations of $4 billion or more). May also invest in foreign securities, including ADRs or other depositary receipts (including emerging markets) and forward foreign currency contracts, futures and options. May invest more than 25% of its total assets in securities of companies in a single market sector. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies to the extent permitted under the 1940 Act.	Depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment models risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, price volatility risk, sector risk, and securities lending risk.

39

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico International Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its total assets in common stocks of foreign companies selected for their long-term growth potential. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries not including the United States. May use options, futures and foreign currency contracts. May invest in emerging markets. Some issuers of securities in the portfolio may be based or economically tied to the United States. May invest up to 10% in fixed-income securities and up to 5% in high-yield bonds or mortgage- and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies to the extent permitted under the 1940 Act.	Credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, liquidity risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, mortgage-related securities risk, OTC investment risk, other investment companies risk, price volatility risk, restricted and illiquid securities risk, sector risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Massachusetts Financial Services Company	ING MFS Utilities Portfolio	Total return.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. Issuers in the utilities sector include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (not engaged in public broadcasting). May invest in companies of any size. May invest in U.S. and foreign securities, including emerging market securities. May also invest in derivatives and debt instruments, including lower quality debt instruments. May engage in frequent and active trading of portfolio securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, leveraging risk, market and company risk, maturity risk, mortgage-related securities risk, OTC investment risk, other investment companies risk, portfolio turnover risk, sector risk, securities lending risk, U.S. government securities and obligations risk, and utilities industry risk.

40

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Advisers: Schroder Investment Management North America, Inc. and American Century Global Investment Management, Inc.	ING Multi-Manager International Small Cap Portfolio	Maximum long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies (those that have market capitalization that falls within the range of companies in the MSCI EAFE® Small Cap Index between $23 million and $7.9 billion.) Invests at least 65% of its assets in companies located outside the United States, including emerging markets. Invests primarily in common stocks or securities convertible into common stocks of international issuers but may invest from time to time in such instruments as in forward currency contracts, futures contracts, other investment companies, including ETFs, rights, ADRS, and GDRs.	Convertible securities risk, currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment models risk, initial public offerings risk, manager risk, market and company risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Partners Portfolio	Capital growth.	Invests mainly in common stocks of mid- to large-capitalization companies (mid-capitalization companies are considered to be those with total market capitalizations within the Russell Midcap® Index ranged between $479 million and $42 billion; and large-capitalization companies are considered to be those with total market capitalizations within the Russell 1000® Index ranged between $479 million and $511 billion. May invest a portion of its assets in derivative instruments, including options and futures. May also invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, price volatility risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Global Portfolio	Capital appreciation.	Invests mainly in companies in the United States and foreign countries. Currently emphasizes investments in developed markets, but may also invest in emerging markets. The portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The portfolio will invest in a number of different countries (one of which may be the United States). May invest up to 15% of its assets in illiquid or restricted securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Asset allocation risk, currency risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, growth investing risk, industry focus risk, liquidity risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

41

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Main Street Portfolio®	Long-term growth of capital and future income.	Invests mainly in equity securities of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stocks. May also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, debt securities risk, equity securities risk, inability to sell securities risk, investment models risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Strategic Income Portfolio	High level of current income principally derived from interest on debt securities.	Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower-grade high-yield securities of U.S. and foreign companies. Those debt securities include foreign government and U.S. government bonds and notes, collateralized mortgage obligations, other mortgage- and asset-backed securities, participation interest in loans, structured notes, lower-grade, high-yield debt obligations and zero-coupon or stripped securities. May invest up to 100% of its assets in any one sector at any time. Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives. The portfolio does not concentrate 25% or more of its investments in the securities of any one foreign government or any one industry. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, credit derivatives risk, credit risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, sector allocation risk, securities lending risk, U.S. government securities and obligations risk, and zero-coupon risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Opportunistic Large Cap Growth Portfolio	Growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies (defined as companies that have market capitalizations of at least $3 billion). May invest in stocks of small- and mid-sized companies. May invest in derivatives of its assets. May invest up to 25% in foreign securities including ADRs. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, foreign investment risk, growth investing risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

42

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Opportunistic Large Cap Value Portfolio	Growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies (defined as companies that have market capitalizations of at least $3 billion. May also invest in small- and mid-sized companies. May invest up to 25% of its assets in foreign securities including ADRs. May invest in other investment companies to the extent permitted under the 1940 Act.	Foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, value investing risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO Core Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration normally varies within two years (plus or minus) of the LBAB Index. May invest in derivatives based on fixed-income instruments, including swaps. Primarily invests in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (junk bonds). May invest up to 30% of its total assets in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated of foreign issuers. Foreign currency exposure normally will be limited to 20% of the portfolio's total assets. May invest up to 15% of its total assets in emerging market countries. May invest in fixed-income instruments and in derivatives based on fixed-income instruments, including swaps. May engage in short sales.	Borrowing risk, call risk, convertible securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, market and company risk, maturity risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk, short sales risk, and U.S. government securities and obligations risk.

43

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO High Yield Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities (junk bonds) which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements rated below investment grade but rated at least CCC/Caa by Moody's, S&P, or Fitch Ratings, or if unrated, determined to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities. The remainder of assets may be invested in investment grade fixed-income investments. May invest up to 20% in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries). May invest in fixed-income instruments. May invest in derivatives based on fixed-income instruments, including swaps and its net exposure to derivative securities may be equal to up to 100% of its total assets. May also engage in short sales. May invest all of its assets in mortgage- or asset-backed securities. May, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk, call risk, convertible securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, market and company risk, maturity risk, mortgage-related securities risk, other investment companies risk, securities lending risk, short-sales risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Equity Income Portfolio	Current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. Income-producing equity securities include common stocks, preferred stocks, equity-based ETFs and equity interests in REITs. May invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging markets issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks. May invest up to 10% of its net assets in below investment grade debt securities, including convertible debt securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, emerging markets risk, equity securities risk, foreign securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and value investing risk.

44

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Fund Portfolio	Reasonable income and capital growth.	Invests in a broad list of carefully selected securities believed to be reasonably priced rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks, convertible debt and other equity instruments such as ETFs that invest primarily in equity securities, equity interests in REITs, depositary receipts, warrants, rights and preferred stocks. May invest up to 20% of its assets in REITs and up to 25% of its assets in foreign issuers. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer High Yield Portfolio	Maximize total return through income and capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment grade (high-yield) debt securities and preferred stocks. May invest in other investment companies, including ETFs and REITs. Invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. May invest more than 25% of its assets in the same market segment, such as financials, technology or capital goods. May invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. May invest up to 15% of its assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the portfolio's return. May invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.	Call risk, convertible securities risk, credit derivatives risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, real estate investment trusts risk, sector risk, securities lending risk, value investing risk, and zero-coupon risk.

45

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Mid Cap Value Portfolio	Capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-size companies (defined as those companies with market capitalizations of companies included in the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index). Equity securities in which the portfolio invests include common and preferred stocks, depositary receipts, convertible debt, that invest in equity securities, and equity interests in REITs. May invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Real Estate Fund	Total return consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. REITs and real estate companies. May invest in companies of any market capitalization; however it will generally not invest in companies with market capitalization of less than $100 million. May invest in initial public offerings, convertible securities, and Rule 144A securities. The portfolio is non-diversified.	Convertible securities risk, diversification risk, inability to sell securities risk, initial public offerings risk, market trends risk, price volatility risk, real estate investment trusts risk, real estate risk, restricted and illiquid securities risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management, Co.	ING RussellTM Large Cap Index Portfolio	Investment results that correspond to the total return of the Russell Top 200® Index.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in and convertible securities that are convertible into stocks included in the Russell Top 200® Index. May invest in other derivatives whose economic returns are, by design, closely equivalent to the returns of the Russell Top 200® Index, or its components and ETFs. May also invest in stock index futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, index strategy risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management, Co.	ING RussellTM Mid Cap Index Portfolio	Investment results that correspond to the total return of the Russell Midcap® Index.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks and convertible securities convertible into stocks included in the Russell Midcap® Index. May invest in other derivatives whose economic returns are, by design, closely equivalent to the returns of the Russell Midcap® Index or its components and ETFs. May also invest in stock index futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, inability to sell securities risk, index strategy risk, mid-sized companies risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

46

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management, Co.	ING RussellTM Small Cap Index Portfolio	Investment results that correspond to the total return of the Russell 2000® Index.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in and convertible securities that are convertible into stocks included in the Russell 2000® Index. May invest in other derivatives whose economic returns are, by design, closely equivalent to the returns of the Russell 2000® Index or its components and ETFs. May also invest in stock index futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, inability to sell securities risk, index strategy risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and small-sized companies risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Templeton Investment Counsel, LLC	ING Templeton Foreign Equity Portfolio	Long-term capital growth.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in ADRs, GDRs and EDRs. May also have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies. May use derivatives and may invest up to 5% of its total assets in swap agreements, put and call options and collars. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, manager risk, market and company risk, price volatility risk, other investment companies risk, sector risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The portfolio also invests in depositary receipts and derivatives, including up to 5% in options and swap agreements. May invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, securities lending risk, sovereign debt risk, and value investing risk.

47

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Thornburg Investment Management	ING Thornburg Value Portfolio	Capital appreciation.	Invests at least 65% of its net assets in domestic equity securities primarily common stocks, but also convertible securities selected on a value basis. May also own a variety of securities, including foreign equity and debt securities and domestic debt securities. May have exposure to emerging markets. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, depositary receipts risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests among three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as junk bonds), and money market instruments. Invests primarily in common stocks of established U.S. companies believed to have potential for growth. Common stocks typically comprise at least half of the portfolio's assets. Debt securities and convertible bonds may often constitute a significant portion of the portfolio's investment portfolio. May purchase debt securities of any maturity and credit quality. Up to 25% of the portfolio's net assets may be invested in foreign equity securities. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund.	Asset allocation risk, borrowing risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, market and company risk, maturity risk, other investment companies risk, restricted and illiquid securities risk, securities lending risk, special situations risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the S&P MidCap 400 Index. Focuses on midsize companies. Most investments will be in U.S. common stocks but may also invest in foreign stocks, futures and options. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, and securities lending risk.

48

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities (including high-yield debt securities) and futures and options. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, market and company risk, other investment companies risk, securities lending risk, special situations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Growth Equity Portfolio	Long-term capital growth, and secondarily, increasing dividend income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks with a focus on growth companies. May also purchase foreign securities, hybrid securities, futures, and options. May have exposure to foreign currencies. Investments in foreign securities are limited to 30%. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, other investment companies risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Large Cap Equity Portfolio	Long-term growth of capital and future income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. large-capitalization companies (defined as those with a market capitalization within the range of the Russell 1000® Index). Equity investments include dividend-paying securities, common stocks and preferred stocks. Emphasizes large-capitalization stocks, but may hold small- and mid-capitalization stocks. May invest in use options, futures and other derivatives, and ETFs. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, equity securities risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, OTC investment risk, securities lending risk, small-capitalization company risk, and value investing risk.

49

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Small Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. small-capitalization companies (those companies with market capitalizations of $2.5 billion or less at the time of purchase). Equity securities may include common stocks and preferred stocks. May invest up to 20% of its net assets in foreign securities and also invest in derivatives including forward currency contracts, options and futures, and ETFs. May also invest in emerging growth companies. May also invest a portion of its assets in securities outside the market capitalization range stated above. May invest in cash or cash equivalent instruments including shares of an affiliated investment company. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, emerging growth risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market trends risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Capital Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities primarily of growth-oriented companies. May invest up to 25% of its assets in foreign securities including emerging market securities. May invest up to 10% of its assets in REITs. May purchase and sell derivative instruments such as options, futures, and options on futures. May invest in other investment companies to the extent permitted under the 1940 Act.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, other investment companies risk, real estate investment trusts risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Comstock Portfolio	Capital growth and income.	Invests in equity securities, including common stocks, preferred stocks and convertible securities. May invest, up to 15% of its assets, in REITs. May invest up to 25% of assets in foreign securities. May also invest, without limitation, in ADRs. May purchase and sell certain derivatives. Generally holds up to 10% of assets in high-quality, short-term debt securities and investment grade corporate debt securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

50

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities. Invests primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Invests at least 65% in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. May invest up to 15% in REITs and up to 25% in foreign securities. May purchase and sell certain derivative instruments such as options, futures contracts, options on futures contracts, structured notes and other types of structered investments, and swaps. May invest in other investment companies to the extent permitted under the 1940 Act.	Asset allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, liquidity risk, manager risk, market and company risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Global Franchise Portfolio	Long-term capital appreciation.	Invests primarily in equity securities of companies of any size located throughout the world, based on a value investing approach. Invests at least 65% in securities of issuers from a number of different countries, which may include the United States. May invest in derivatives, which may include forward contracts, futures contracts, options, swaps, and structured notes. The portfolio is non-diversified. May invest in other investment companies to the extent permitted under the 1940 Act.	Currency risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Growth and Income Portfolio	Long-term growth of capital and income.	Invests primarily in what the sub-adviser believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in nonconvertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by S&P or by Moody's. Although the portfolio may invest in companies of any size, the sub-adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. May invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers. May purchase and sell certain derivative instruments, such as options, futures and options on futures. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and small-capitalization company risk.

51

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Real Estate Portfolio	Capital appreciation. Current income is a secondary objective.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies in U.S. real estate industry that are listed on national exchanges or the NASDAQ. May invest up to 25% of assets in financial institutions that issue or service mortgages, and up to 20% of assets in high-yield debt securities and convertible bonds. May invest in equity, debt or convertible securities whose products are related to the real estate industry, mortgage- and asset-backed securities and covered options on securities and stock indices. The portfolio is non-diversified.	Asset allocation risk, asset-backed securities risk, call risk, convertible securities risk, debt securities risk, derivatives risk, diversification risk, equity securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, industry focus risk, market and company risk, mortgage-related securities risk, other investment companies risk, real estate investment trusts risk, sector risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Balanced Portfolio	Maximize investment return with reasonable safety of principal.	Invests in a mixture of equity securities such as common and preferred stocks, debt such as bonds, mortgage-related and other asset-backed securities, U.S. government securities and money market instruments. Typically maintains 75% in equities and at least 25% in debt (including money market instruments). May also invest in convertible securities, foreign debt securities and derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Asset allocation risk, convertible securities risk, debt securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth and Income Portfolio	Maximize total return.	Invests at least 65% of its total assets in common stocks believed to have significant potential for capital appreciation or income growth or both. Emphasizes stocks of larger companies. May invest up to 25% in foreign securities. May invest in derivatives, including but not limited to, put and call options. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the MSCI EAFE® Index, ETFs, and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in convertible securities included in the MSCI EAFE® Index. At any one time, the sub-adviser generally includes in the portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, index strategy risk, investment models risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, portfolio turnover risk, and securities lending risk.

52

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index") while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities included in the S&P 500® Index and have a market capitalization of at least $3 billion. May invest in derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index"), while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the S&P MidCap 400 Index. May invest in derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, mid-capitalization company risk, other investment companies risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"), while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the S&P SmallCap 600 Index and have a market capitalization of between $56 million and $5 billion. May invest in derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, other investment companies risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds including but not limited to, corporate, government, and mortgage bonds which are rated investment grade. May invest a portion of assets in high-yield (high-risk) debt securities, commonly known as junk bonds. May invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, securities denominated in foreign securities, mortgage- and asset-backed securities, options and future contracts involving securities, security indices and interest rates including options and futures contracts denominated in foreign currencies. May engage in dollar roll transactions and swap agreements. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, credit risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk, and U.S. government securities and obligations risk.

53

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Value Portfolio	Long-term capital appreciation.	Invests at least 65% of its assets in equity securities of issuers located in a number of different countries outside of the United States. Invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in emerging markets countries. May invest in government debt securities of developed foreign countries. May invest up to 35% of assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. May invest in derivative instruments including futures, options and swaps. May invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act.	Convertible securities risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, inability to sell securities risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP MidCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies (defined as those whose market capitalizations fall within the range of companies in the Russell MidCap® Growth Index) believed to have growth potential. May also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, foreign investment risk, inability to sell securities risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. REITs and real estate companies. May invest in companies of any market capitalization; however it will generally not invest in companies with market capitalizations of less than $100 million. May invest in initial public offerings, convertible securities, and Rule 144A securities. The portfolio is non-diversified. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, diversification risk, inability to sell securities risk, industry focus risk, initial public offerings risk, market trends risk, other investment companies risk, price volatility risk, real estate investment trusts risk, restricted and illiquid securities risk, and securities lending risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Small Company Portfolio	Growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies (defined as those included in the S&P SmallCap 600 Index or the Russell 2000® Index or if not included in either index, have market capitalizations between $66 million and $3.66 billion). May invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP SmallCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of smaller, lesser-known U.S. companies (defined as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index). May invest in other investment companies to the extent permitted under the 1940 Act.	Inability to sell securities risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Small Cap Disciplined Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-capitalization companies (companies whose market capitalization is similar to that of companies in the Russell 2500(TM) Index at the time of purchase). May invest in any sector, and at times, the sub-adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, other investment companies risk, sector risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	Investment returns that closely correspond to the price and yield performance of the WisdomTreeSM Global High- Yielding Equity Index	Invests at least 95% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in and derivatives (including futures) whose economic returns are, by design, closely equivalent to the returns of the WisdomTreeSM Global High-Yielding Equity Index. May also invest in shares of other investment companies to the extent permitted under the 1940 Act, including ETFs.	Derivatives risk, foreign investment risk, index strategy risk, interest rate risk, other investment companies risk, and price volatility risk.

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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle Portfolios:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the LifeStyle Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a Portfolio.

ING Investments has informed the Trust's Board of Trustees ("Board") that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Asset Allocation Risk. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made

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by a sub-adviser. An Underlying Fund that uses a market sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Asset-Backed Securities Risk. Certain Underlying Funds may invest in asset-backed securities. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by an Underlying Fund will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. An Underlying Fund's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities Risk. Certain Underlying Funds invest in commodities. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Credit Derivatives Risk. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

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Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the 1940 Act. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in an Underlying Fund's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in ADRs, EDRs, and GDRs, it is subject to risks of foreign investments, and it may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline Risk. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the

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market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

Index Strategy Risk. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Industry Focus Risk. An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

Inflation-Index Bonds Risk. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Underlying Fund's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds Risk. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios or other investment companies. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

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Investment Models Risk. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

Issuer Concentration Risk. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Leveraging Risk.  Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets on the books of the Underlying Fund or otherwise cover the transactions. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases or decreases in the value of an Underlying Fund's portfolio will be magnified when the Underlying Fund uses leverage. An Underlying Fund will also have to pay interest on its borrowings, reducing the Underlying Fund's return. This interest expense may be greater than an Underlying Fund's return on the underlying investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out

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of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in small- and mid-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Natural Resources Risk.  Certain Underlying Funds invest in securities of companies involved in natural resources. These securities of may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include ETFs and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest their assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING

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affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Risk Arbitrage Securities and Distressed Companies Risk.  Certain Underlying Funds, and in particular the ING Franklin Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Underlying Fund's Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

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A merger or other restructuring, tender or exchange offer proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Underlying Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, an Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government

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securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

When Issued and Delayed Delivery Securities and Forward Commitments Risk. An Underlying Fund may purchase or sell securities that it is entitled to receive on a when issued basis. An Underlying Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security an Underlying Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Underlying Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Zero-Coupon Risk. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

Management and Other Service Providers

Management of the LifeStyle Portfolios

Adviser. ING Investments serves as the investment adviser to each of the LifeStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments became an investment management firm in April 1995. As of December 31, 2007, ING Investments managed approximately $54 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments may engage one or more sub-advisers to provide the day-to-day management of the LifeStyle Portfolios. A sub-adviser may be an affiliate of ING Investments, or may be independent. ING Investments acts as a "manager-of-managers" for the LifeStyle Portfolios. ING Investments may delegate to the sub-adviser of the LifeStyle Portfolios the responsibility for investment management, subject to ING Investments' oversight. ING Investments would be responsible for monitoring the investment program and performance of the sub-adviser of the LifeStyle Portfolios.

From time to time, ING Investments could also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the LifeStyle Portfolios' Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The LifeStyle Portfolios and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the LifeStyle Portfolios' Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the LifeStyle Portfolios' shareholders. The LifeStyle Portfolios would notify shareholders of any change in the identity of the sub-adviser of the LifeStyle Portfolios or the addition of a sub-adviser

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to the LifeStyle Portfolios. In this event, the name of a LifeStyle Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a LifeStyle Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each LifeStyle Portfolio, ING Investments received a management fee equal to 0.14% of each LifeStyle Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2007.

Asset Allocation Committee. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The members of the Asset Allocation Committee are: Williams A. Evans, Michael J. Roland and Paul Zemsky. The Asset Allocation Committee considers the quarterly and annual recommendations of Ibbotson Associates and ING IM, reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations. William A. Evans has been on the Asset Allocation Committee since May 2004. Michael J. Roland has been on the Asset Allocation Committee since April 2007. Paul Zemsky has been on the Asset Allocation Committee since December 31, 2007.

The members of the Asset Allocation Committee are: William A. Evans, Michael J. Roland and Paul Zemsky.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Michael J. Roland has been Executive Vice President, ING Funds since 2002 and Executive Vice President, ING Investments, LLC, since 2001. Mr. Roland has been with ING since June of 1998 and has held various positions within ING relating to ING's mutual funds administration.

Paul Zemsky is the head of ING's Multi-Asset Strategies & Solutions Group. He joined ING Investment Management Co. in 2005 as Head of Derivative Strategies. Prior to joining ING, Mr. Zemsky held a number of key positions at J.P. Morgan Investment Management where he worked for 18 years.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the LifeStyle Portfolios.

Consultants

Information about Ibbotson Associates. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

Information about ING Investment Management Co.

ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2007, ING IM managed approximately $73.5 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York, 10169.

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Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

Shareholder Service and Distribution Plan

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the LifeStyle Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators. The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and a 0.50% distribution fee). ING Funds Distributor has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current Plan) in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the LifeStyle Portfolios' Plan, the LifeStyle Portfolios' Adviser or Distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the LifeStyle Portfolios by those companies. The LifeStyle Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle Portfolios.

The distributing broker-dealer for the LifeStyle Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the LifeStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those LifeStyle Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in LifeStyle Portfolios advised by ING meets certain target levels or increases over time.

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Management and Other Service Providers (continued)

The insurance companies through which investors hold shares of the LifeStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle Portfolios, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

Information for Investors

About Your Investment

The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the LifeStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

Each Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The LifeStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed ING Investments to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

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Net Asset Value

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment options.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time

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or Market Close. The LifeStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The LifeStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The LifeStyle Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the LifeStyle Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios' administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The LifeStyle Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a LifeStyle Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity would be harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage,

70

Information for Investors (continued)

stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the LifeStyle Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.

Portfolio Holdings Disclosure Policy

A description of the LifeStyle Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. Each LifeStyle Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the next calendar month or until the LifeStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.

Additional Information about the LifeStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

71

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's ADV Class shares' financial performance for the past 5 years or, if shorter, for the period of the Class' operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the LifeStyle Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

ING LifeStyle Conservative Portfolio

ADV Class
October 31, 2007(1) to December 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.06
Net realized and unrealized loss on investments	$(0.14)
Total from investment operations	$(0.08)
Net asset value, end of period	$9.92
Total Return(2)%	(0.80)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	36.24
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.74
Net investment income after expense reimbursement(3)(4)(5)(6)%	3.83
Portfolio turnover rate %	3

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(6)  The Distributor has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

72

Financial Highlights (continued)

ING LifeStyle Moderate Portfolio

	ADV Class
	Year Ended December 31, 2007	April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.33	11.93
Income from investment operations:
Net investment income	$0.22	0.17	*
Net realized and unrealized gain on investments	$0.36	0.53
Total from investment operations	$0.58	0.70
Less distributions from:
Net investment income	$0.15	0.12
Net realized gains on investments	$0.23	0.18
Total distributions	$0.38	0.30
Net asset value, end of period	$12.53	12.33
Total Return(2)%	4.65	5.93
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1	1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.91	0.91
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.74	0.74
Net investment income after expense reimbursement(3)(4)(5)(6)%	1.69	2.07
Portfolio turnover rate %	47	19

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(6)  The Distributor has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

*  Calculated using average number of shares outstanding throughout the period.

73

Financial Highlights (continued)

ING LifeStyle Moderate Growth Portfolio

	ADV Class
	Year Ended December 31, 2007	April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.78	12.30
Income from investment operations:
Net investment income	$0.14	0.12
Net realized and unrealized gain on investments	$0.39	0.67
Total from investment operations	$0.53	0.79
Less distributions from:
Net investment income	$0.12	0.11
Net realized gains on investments	$0.30	0.20
Total distributions	$0.42	0.31
Net asset value, end of period	$12.89	12.78
Total Return(2)%	4.10	6.62
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1	1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.91	0.91
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.74	0.74
Net investment income after expense reimbursement(3)(4)(5)(6)%	1.11	1.49
Portfolio turnover rate %	37	20

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(6)  The Distributor has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

74

Financial Highlights (continued)

ING LifeStyle Growth Portfolio

	ADV Class
	Year Ended December 31, 2007	April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$13.43	12.92
Income from investment operations:
Net investment income	$0.07	0.06
Net realized and unrealized gain on investments	$0.39	0.75
Total from investment operations	$0.46	0.81
Less distributions from:
Net investment income	$0.08	0.06
Net realized gains on investments	$0.34	0.24
Total distributions	$0.42	0.30
Net asset value, end of period	$13.47	13.43
Total Return(2)%	3.33	6.54
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1	1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.91	0.90
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.74	0.74
Net investment income after expense reimbursement(3)(4)(5)(6)%	0.55	0.75
Portfolio turnover rate %	37	21

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(6)  The Distributor has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

75

Financial Highlights (continued)

ING LifeStyle Aggressive Growth Portfolio

	ADV Class
	Year Ended December 31, 2007	April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$14.06	13.43
Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.01)
Net realized and unrealized gain on investments	$0.38	0.96
Total from investment operations	$0.39	0.95
Less distributions from:
Net investment income	$0.04	0.02
Net realized gains on investments	$0.52	0.30
Total distributions	$0.56	0.32
Net asset value, end of period	$13.89	14.06
Total Return(2)%	2.59	7.33
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1	1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.91	0.91
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.74	0.74
Net investment income (loss) after expense reimbursement(3)(4)(5)(6)%	0.08	(0.15)
Portfolio turnover rate %	35	24

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(6)  The Distributor has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

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TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/28/08  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Institutional Class

This Prospectus is designed to help you make informed decisions about investments in the ING LifeStyle Portfolios listed below (each a "Portfolio" and collectively, the "LifeStyle Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING LifeStyle Conservative Portfolio

ING LifeStyle Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Aggressive Growth Portfolio

NOT ALL LIFESTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Institutional Class shares of the LifeStyle Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the LifeStyle Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the LifeStyle Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the LifeStyle Portfolios

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The LifeStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" section later in this Prospectus.

Shares of the LifeStyle Portfolios are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio.

This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, LLC and ING Investments, each of which is an indirect subsidiary of ING Groep.

ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:

1.   In the first stage, the mix of asset classes, i.e. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

2.  In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying

2

Introduction (continued)

Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Portfolio. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

Consultants

The LifeStyle Portfolios also have consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates, has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. Both ING IM and ING Investments are indirect, wholly-owned subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for each Portfolio.

3

Description of the Portfolios

LifeStyle Portfolios at a Glance

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 6.

	ING LifeStyle Conservative Portfolio	ING LifeStyle Moderate Portfolio	ING LifeStyle Moderate Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC

Investment Profile	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	You want the opportunity for long-term moderate growth.

	Shorter Investment Horizon		Longer Investment Horizon

Investment Objective	Growth of capital and current income.	Growth of capital and current income.	Growth of capital and a low to moderate level of current income.

Main Investments	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

	ING LifeStyle Conservative Portfolio		ING LifeStyle Moderate Portfolio		ING LifeStyle Moderate Growth Portfolio
Underlying Asset Allocation Targets (as of April 30, 2008)(1)	U.S. Large-Capitalization Growth Stocks	6.5%	U.S. Large-Capitalization Growth Stocks	7.5%	U.S. Large-Capitalization Growth Stocks	9.5%

	U.S. Large-Capitalization Value Stocks	9.5%	U.S. Large-Capitalization Value Stocks	12.0%	U.S. Large-Capitalization Value Stocks	14.0%

	U.S. Mid-Capitalization Growth Stocks.	2.0%	U.S. Mid-Capitalization Growth Stocks	2.0%	U.S. Mid-Capitalization Growth Stocks	3.0%

	U.S. Mid-Capitalization Value Stocks	2.0%	U.S. Mid-Capitalization Value Stocks	3.0%	U.S. Mid-Capitalization Value Stocks	3.5%

	U.S. Small-Capitalization Growth Stocks	0.0%	U.S. Small-Capitalization Growth Stocks	2.0%	U.S. Small-Capitalization Growth Stocks	2.5%

	U.S. Small-Capitalization Value Stocks	0.0%	U.S. Small-Capitalization Value Stocks	3.0%	U.S. Small-Capitalization Value Stocks	3.5%

	International Large-Capitalization Stocks	6.0%	International Large-Capitalization Stocks	10.0%	International Large-Capitalization Stocks	14.0%

	International Small-Capitalization Stocks	2.0%	International Small-Capitalization Stocks	3.0%	International Small-Capitalization Stocks	4.0%

	Emerging Markets Stocks	0.0%	Emerging Markets Stocks	1.0%	Emerging Markets Stocks	2.0%

	U.S. Real Estate Stocks (REITS)	1.0%	U.S. Real Estate Stocks (REITS)	4.0%	U.S. Real Estate Stocks (REITS)	5.0%

	International Real Estate Stocks	0.0%	International Real Estate Stocks	1.0%	International Real Estate Stocks	2.0%

	Emerging Market Bonds	6.0%	Emerging Market Bonds	5.0%	Emerging Market Bonds	4.0%

	High-Yield Bonds	7.0%	High-Yield Bonds	5.0%	High-Yield Bonds	5.0%

	Bonds	38.0%	Bonds	25.0%	Bonds	21.0%

	Treasury Inflation Protected Securities ("TIPS")	6.0%	TIPS	4.0%	TIPS	2.0%

	Short-Term Bonds	8.0%	Short-Term Bonds	6.0%	Short-Term Bonds	2.0%

	Commodities/Alternatives	2.0%	Commodities/Alternatives	2.5%	Commodities/Alternatives	3.0%

	Cash Equivalents	4.0%	Cash Equivalents	4.0%	Cash Equivalents	0.0%

	Lower Risk		Higher Risk

Main Risks
The LifeStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Debt Securities Risk, Equity Securities Risk, Foreign Investment Risk, Growth Investing Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Market and Company Risk, Other Investment Companies Risk, Price Volatility Risk, U.S. Government Securities and Obligations Risk and Value Investing Risk.	Credit Risk, Debt Securities Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Debt Securities Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Interest Rate Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.

(1)  Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

4

Description of the Portfolios (continued)

	ING LifeStyle Growth Portfolio	ING LifeStyle Aggressive Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC

Investment Profile	You seek an investment geared for growth and can tolerate short-term market-swings.	You are an aggressive investor and are willing to accept above average risk.

Shorter Investment Horizon		Longer Investment Horizon

Investment Objective	Growth of capital and some current income.	Growth of capital.

Main Investments	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

	ING LifeStyle Growth Portfolio		ING LifeStyle Aggressive Growth Portfolio
Underlying Asset Allocation Targets (as of April 30, 2008)(1)	U.S. Large-Capitalization Growth Stocks	11.5%	U.S. Large-Capitalization Growth Stocks	15.5%

	U.S. Large-Capitalization Value Stocks	14.5%	U.S. Large-Capitalization Value Stocks	18.5%

	U.S. Mid-Capitalization Growth Stocks	4.0%	U.S. Mid-Capitalization Growth Stocks	5.0%

	U.S. Mid-Capitalization Value Stocks	5.0%	U.S. Mid-Capitalization Value Stocks	6.0%

	U.S. Small-Capitalization Growth Stocks	5.5%	U.S. Small-Capitalization Growth Stocks	6.0%

	U.S. Small-Capitalization Value Stocks	6.0%	U.S. Small-Capitalization Value Stocks	7.0%

	International Large-Capitalization Stocks	15.0%	International Large-Capitalization Stocks	19.0%

	International Small-Capitalization Stocks	5.0%	International Small-Capitalization Stocks	7.0%

	Emerging Markets Stocks	3.0%	Emerging Markets Stocks	4.0%

	U.S. Real Estate Stocks (REITS)	6.0%	U.S. Real Estate Stocks (REITS)	5.5%

	International Real Estate Stocks	2.0%	International Real Estate Stocks	2.5%

	Emerging Market Bonds	3.0%	Emerging Market Bonds	0.0%

	High-Yield Bonds	3.0%	High-Yield Bonds	0.0%

	Bonds	12.0%	Bonds	0.0%

	TIPS	1.0%	TIPS	0.0%

	Short-Term Bonds	0.0%	Short-Term Bonds	0.0%

	Commodities/Alternatives	3.5%	Commodities/Alternatives	4.0%

	Cash Equivalents	0.0%	Cash Equivalents	0.0%

Lower Risk		Higher Risk

Main Risks
The LifeStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Debt Securities Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Investment Risk, Interest Rate Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Equity Securities Risk, Foreign Investment Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk and Small-Capitalization Company Risk.

(1)  Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

5

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Conservative Portfolio

Investment Objective

Growth of capital and current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	6.5%

U.S. Large-Capitalization Value Stocks	9.5%

U.S. Mid-Capitalization Growth Stocks	2.0%

U.S. Mid-Capitalization Value Stocks	2.0%

International Large-Capitalization Stocks	6.0%

International Small--Capitalization Stocks	2.0%

U.S. Real Estate Stocks (REITs)	1.0%

Emerging Market Bonds	6.0%

High-Yield Bonds	7.0%

Bonds	38.0%

TIPS	6.0%

Short-term Bonds	8.0%

Commodities/Alternatives	2.0%

Cash Equivalents	4.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for

6

Description of the Portfolios (continued)

the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio or in a different LifeStyle Portfolio reflecting a different degree of risk tolerance.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Market and Company Risk
Other Investment Companies Risk
Price Volatility Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies", "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds", and "More Information on Risks" sections later in this Prospectus.

Performance

Since the Portfolio did not have a full year of operations as of December 31, 2007, annual performance information is not provided.

7

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Moderate Portfolio

Investment Objective

Growth of capital and current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	7.5%

U.S. Large-Capitalization Value Stocks	12.0%

U.S. Mid-Capitalization Growth Stocks	2.0%

U.S. Mid-Capitalization Value Stocks	3.0%

U.S. Small-Capitalization Growth Stocks	2.0%

U.S. Small-Capitalization Value Stocks	3.0%

International Large-Capitalization Stocks	10.0%

International Small-Capitalization Stocks	3.0%

Emerging Markets Stocks	1.0%

Real Estate Stocks (REITs)	4.0%

International Real Estate Stocks	1.0%

Emerging Market Bonds	5.0%

High-Yield Bonds	5.0%

Bonds	25.0%

TIPS	4.0%

Short-term Bonds	6.0%

Commodities/Alternatives	2.5%

Cash Equivalents	4.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for

8

Description of the Portfolios (continued)

the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies", "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds", and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares (2005-2006) and Class I shares (2007) from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter 2006:	4.85%
Worst:	1	st Quarter 2005:	(1.56)%

9

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' and Class S shares' performance to those of two broad measures of market performance – the Russell 3000® Index, the Lehman Brothers® U.S. Aggregate Bond ("LBAB") Index and a composite index – consisting of 50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Citigroup 3-Month T-Bill Index is an unmanaged index of three-month Treasury bills. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years		10 Years (or Life of Class)
Class I Return	5.26%	6.97	%(1)	N/A
Russell 3000® Index	5.14%	8.34	%(2)	N/A
LBAB Index	6.97%	7.34	%(2)	N/A
50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index	5.98%	7.70	%(2)	N/A
Class S Return	4.99%	8.36	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A
LBAB Index	6.97%	4.93	%(2)	N/A
50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index	5.98%	7.68	%(2)	N/A

(1)  Class I shares commenced operations on April 28, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index returns for Class I shares are for the period beginning May 1, 2006. The index returns for Class S shares are for the period beginning May 1, 2004.

10

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Moderate Growth Portfolio

Investment Objective

Growth of capital and a low to moderate level of current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	9.5%

U.S. Large-Capitalization Value Stocks	14.0%

U.S. Mid-Capitalization Growth Stocks	3.0%

U.S. Mid-Capitalization Value Stocks	3.5%

U.S. Small-Capitalization Growth Stocks	2.5%

U.S. Small-Capitalization Value Stocks	3.5%

International Large-Capitalization Stocks	14.0%

International Small-Capitalization Stocks	4.0%

Emerging Markets Stocks	2.0%

U.S. Real Estate Stocks (REITs)	5.0%

International Real Estate	2.0%

Emerging Market Bonds	4.0%

High-Yield Bonds	5.0%

Bonds	21.0%

TIPS	2.0%

Short-term Bonds	2.0%

Commodities/Alternatives	3.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of

11

Description of the Portfolios (continued)

investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Interest Rate Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies", "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds", and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares (2005-2006) and Class I shares (2007) from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter 2006:	5.79%
Worst:	1	st Quarter 2005:	(2.35)%

12

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' and Class S shares' performance to those of two broad measures of market performance – the Russell 3000® Index, the LBAB Index and a composite index – consisting of 60% Russell 3000® Index/40% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
Class I Return	4.86%	7.13	%(1)	N/A
Russell 3000® Index	5.14%	8.34	%(2)	N/A
LBAB Index	6.97%	7.34	%(2)	N/A
60% Russell 3000® Index/40% LBAB Index	6.02%	8.05	%(2)	N/A
Class S Return	4.66%	9.35	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A
LBAB Index	6.97%	4.93	%(2)	N/A
60% Russell 3000® Index/40% LBAB Index	6.02%	8.37	%(2)	N/A

(1)  Class I shares commenced operations on April 28, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index returns for Class I shares are for the period beginning May 1, 2006. The index returns for Class S shares are for the period beginning May 1, 2004.

13

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Growth Portfolio

Investment Objective

Growth of capital and some current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	11.5%

U.S. Large-Capitalization Value Stocks	14.5%

U.S. Mid-Capitalization Growth Stocks	4.0%

U.S. Mid-Capitalization Value Stocks	5.0%

U.S. Small-Capitalization Growth Stocks	5.5%

U.S. Small-Capitalization Value Stocks	6.0%

International Large-Capitalization Stocks	15.0%

International Small-Capitalization Stocks	5.0%

Emerging Markets Stocks	3.0%

U.S. Real Estate Stocks (REITs)	6.0%

International Real Estate	2.0%

Emerging Market Bonds	3.0%

High-Yield Bonds	3.0%

Bonds	12.0%

TIPS	1.0%

Commodities/Alternatives	3.5%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of

14

Description of the Portfolios (continued)

investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Interest Rate Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies", "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds", and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares (2005-2006) and Class I shares (2007) from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter 2006:	7.00%
Worst:	1	st Quarter 2005:	(3.02)%

15

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' and Class S shares' performance to those of two broad measures of market performance – the Russell 3000® Index, the LBAB Index and a composite index – consisting of 80% Russell 3000® Index/20% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
Class I Return	4.15%	6.63	%(1)	N/A
Russell 3000® Index	5.14%	8.34	%(2)	N/A
LBAB Index	6.97%	7.34	%(2)	N/A
80% Russell 3000® Index/20% LBAB Index	5.60%	8.22	%(2)	N/A
Class S Return	3.89%	10.28	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A
LBAB Index	6.97%	4.93	%(2)	N/A
80% Russell 3000® Index/20% LBAB Index	5.60%	9.46	%(2)	N/A

(1)  Class I shares commenced operations on April 28, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index returns for Class I shares are for the period beginning May 1, 2006. The index returns for Class S shares are for the period beginning May 1, 2004.

16

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Aggressive Growth Portfolio

Investment Objective

Growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	15.5%

U.S. Large-Capitalization Value Stocks	18.5%

U.S. Mid-Capitalization Growth Stocks	5.0%

U.S. Mid-Capitalization Value Stocks	6.0%

U.S. Small-Capitalization Growth Stocks	6.0%

U.S. Small-Capitalization Value Stocks	7.0%

International Large-Capitalization Stocks	19.0%

International Small-Capitalization Stocks	7.0%

Emerging Markets Stocks	4.0%

U.S. Real Estate Stocks (REITs)	5.5%

International Real Estate	2.5%

Commodities/Alternatives	4.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of

17

Description of the Portfolios (continued)

investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Equity Securities Risk
Foreign Investment Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies", "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds", and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares (2005-2006) and Class I shares (2007) from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter 2006:	8.31%
Worst:	4	th Quarter 2007:	(3.84)%

18

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' and Class S shares' performance to that of a broad measure of market performance – the Russell 3000® Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The index does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
Class I Return	3.52%	6.71	%(1)	N/A
Russell 3000® Index	5.14%	8.34	%(2)	N/A
Class S Return	3.25%	11.41	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A

(1)  Class I shares commenced operations on April 28, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index return for Class I shares is for the period beginning May 1, 2006. The index return for Class S shares is for the period beginning May 1, 2004.

19

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Class I shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by a Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.

Class I Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(2)	Total Operating Expenses(3)	Waivers, Reimbursements, and Recoupments(3)	Net Operating Expenses
ING LifeStyle Conservative	0.14%	—	0.02%	0.57%	0.73%	—	0.73%
ING LifeStyle Moderate	0.14%	—	0.02%	0.61%	0.77%	—	0.77%
ING LifeStyle Moderate Growth	0.14%	—	0.02%	0.66%	0.82%	—	0.82%
ING LifeStyle Growth	0.14%	—	0.02%	0.69%	0.85%	—	0.85%
ING LifeStyle Aggressive Growth	0.14%	—	0.02%	0.73%	0.89%	—	0.89%

(1)  This table shows the estimated operating expenses of the Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Because ING LifeStyle Conservative Portfolio did not have a full year of operations as of December 31, 2007, expenses are estimated for the current fiscal year. For all other Portfolios, expenses are based on each Portfolio's actual operating expenses for Class I shares adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the adviser to each Portfolio has agreed.

(2)  Each LifeStyle Portfolio's Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2007. The amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(3)  ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage, extraordinary expenses and Acquired (Underlying) Fund Fees and Expenses, subject to possible recoupment by ING Investments, LLC within three years. Pursuant to an expense limitation agreement the net operating expenses for ING LifeStyle Conservative Portfolio, ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio and ING LifeStyle Aggressive Growth Portfolio are 0.71%, 0.75%, 0.80%, 0.83% and 0.87%, respectively. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement. However, there can be no assurance that these limits will continue after May 31, 2008. For information regarding the expense limitation agreement for the LifeStyle Portfolios, please see the Statement of Additional Information.

20

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2007 except for ING Disciplined International SmallCap Fund, ING Emerging Markets Fixed Income Fund, and ING Greater China Fund which are as of October 31, 2007 and ING Real Estate Fund which is as of November 30, 2007:

Underlying Funds	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth Portfolio	0.77%
ING American Century Large Company Value Portfolio	1.00%
ING American Century Small-Mid Cap Value Portfolio	1.02%
ING Baron Asset Portfolio	1.05%
ING BlackRock Inflation Protected Bond Portfolio(1)	0.62%
ING BlackRock Large Cap Growth Portfolio	0.66%
ING BlackRock Large Cap Value Portfolio	0.74%
ING Columbia Small Cap Value II Portfolio	0.88%
ING Davis New York Venture Portfolio	0.90%
ING Disciplined International SmallCap Fund	0.86%
ING Disciplined Small Cap Value Portfolio	0.68%
ING Emerging Markets Fixed Income Fund	0.92%
ING Evergreen Omega Portfolio	0.60%
ING FMRSM Diversified Mid Cap Portfolio	0.63%
ING Franklin Income Portfolio	0.74%
ING Franklin Mutual Shares Portfolio(1)	0.78%
ING Global Real Estate Portfolio	0.90%
ING Global Resources Portfolio	0.64%
ING Goldman Sachs Commodities Portfolio(2)	0.90%
ING Greater China Fund	1.66%
ING International Growth Opportunities Portfolio	1.01%
ING International Index Portfolio(1)	0.50%
ING Janus Contrarian Portfolio	0.74%
ING JPMorgan Emerging Markets Equity Portfolio	1.25%
ING JPMorgan Mid Cap Value Portfolio	1.00%
ING JPMorgan Small Cap Core Equity Portfolio	0.85%
ING JPMorgan Value Opportunities Portfolio	0.53%
ING Julius Baer Foreign Portfolio	0.87%
ING Legg Mason Partners Aggressive Growth Portfolio	0.80%
ING Legg Mason Value Portfolio	0.74%
ING Lehman Brothers Aggregate Bond Index® Portfolio(1)	0.45%
ING Limited Maturity Bond Portfolio	0.27%
ING Liquid Assets Portfolio	0.28%
ING Lord Abbett Affiliated Portfolio	0.75%
ING Marsico Growth Portfolio	0.77%
ING Marsico International Opportunities Portfolio	0.68%
ING MFS Utilities Portfolio	0.77%
ING Multi-Manager International Small Cap Portfolio(2)	1.20%
ING Neuberger Berman Partners Portfolio	0.67%
ING Oppenheimer Global Portfolio	0.66%
ING Oppenheimer Main Street Portfolio®	0.64%

21

Portfolio Fees and Expenses (continued)

Underlying Funds	Net Operating Expenses
ING Oppenheimer Strategic Income Portfolio	0.54%
ING Opportunistic Large Cap Growth Portfolio	0.70%
ING Opportunistic Large Cap Value Portfolio	0.69%
ING PIMCO Core Bond Portfolio	0.57%
ING PIMCO High Yield Portfolio	0.50%
ING Pioneer Equity Income Portfolio	0.69%
ING Pioneer Fund Portfolio	0.69%
ING Pioneer High Yield Portfolio	0.77%
ING Pioneer Mid Cap Value Portfolio	0.64%
ING Real Estate Fund	0.97%
ING RussellTM Large Cap Index Portfolio(1)	0.37%
ING RussellTM Mid Cap Index Portfolio(1)	0.43%
ING RussellTM Small Cap Index Portfolio(1)	0.45%
ING Templeton Foreign Equity Portfolio	0.98%
ING Templeton Global Growth Portfolio	0.90%
ING Thornburg Value Portfolio	0.90%
ING T. Rowe Price Capital Appreciation Portfolio	0.64%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.66%
ING T. Rowe Price Equity Income Portfolio	0.64%
ING T. Rowe Price Growth Equity Portfolio	0.75%
ING UBS U.S. Large Cap Equity Portfolio	0.85%
ING UBS U.S. Small Cap Growth Portfolio	1.00%
ING Van Kampen Capital Growth Portfolio	0.57%
ING Van Kampen Comstock Portfolio	0.84%
ING Van Kampen Equity and Income Portfolio	0.57%
ING Van Kampen Global Franchise Portfolio	0.96%
ING Van Kampen Growth and Income Portfolio	0.64%
ING Van Kampen Real Estate Portfolio	0.64%
ING VP Balanced Portfolio	0.60%
ING VP Growth and Income Portfolio	0.59%
ING VP Index Plus International Equity Portfolio	0.55%
ING VP Index Plus LargeCap Portfolio	0.44%
ING VP Index Plus MidCap Portfolio	0.49%
ING VP Index Plus SmallCap Portfolio	0.49%
ING VP Intermediate Bond Portfolio	0.49%
ING VP International Value Portfolio	1.00%
ING VP MidCap Opportunities Portfolio	0.90%
ING VP Small Company Portfolio	0.84%
ING VP SmallCap Opportunities Portfolio	0.90%
ING Wells Fargo Small Cap Disciplined Portfolio	0.87%
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio(1)	0.70%

(1)  As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of the date of this Prospectus, the expense ratios are estimated for the current fiscal year.

(2)  As the Underlying Fund had not commenced operations as of the date of this Prospectus, the expense ratios are estimated for the current fiscal year.

22

Portfolio Fees and Expenses (continued)

Examples

The Examples below are intended to help you compare the cost of investing in Class I shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class I shares of the Portfolios net operating expenses remain the same. The Examples do not reflect expenses which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the LifeStyle Portfolios as its underlying investment option. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING LifeStyle Conservative	$75	$233	$406	$906
ING LifeStyle Moderate	$79	$246	$428	$954
ING LifeStyle Moderate Growth	$84	$262	$455	$1,014
ING LifeStyle Growth	$87	$271	$471	$1,049
ING LifeStyle Aggressive Growth	$91	$284	$493	$1,096

23

More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

(i)  the investment objective of each Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.

ING Investments intends to rebalance the LifeStyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" later in this Prospectus for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

24

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: AllianceBernstein L.P.	ING AllianceBernstein Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies (defined as companies that have a market capitalization within the range of companies in the Russell Midcap® Growth Index). May also invest in convertibles, investment grade instruments, U.S. government securities and high quality, short-term obligations (including repurchase agreements, bankers' acceptances and domestic certificates of deposit) and without limit in foreign securities. May write exchange-traded covered call options on up to 25% of assets, may make secured loans on portfolio securities of up to 25% of assets, may enter into repurchase agreements on up to 10% of assets and may enter into futures contracts on securities indices and options on such futures contracts. May invest in other investment companies to the extent permitted under the 1940 Act, as amended and the rules and regulations thereunder ("1940 Act").	Borrowing risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Large Company Value Portfolio	Long-term capital growth, income is a secondary objective.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those with market capitalizations similar to companies in the Russell 1000® Index). Equity securities include common and preferred stocks and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. May also invest in derivatives, foreign securities, debt securities of companies, debt obligations of governments and their agencies and other similar securities. May invest in other investment companies to the extent permitted under the 1940 Act, as amended and the rules and regulations thereunder ("1940 Act").	Convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, manager risk, market and company risk, other investment companies risk, securities risk, and value investing risk.

25

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Small-Mid Cap Value Portfolio	Long-term capital growth, income is a secondary objective.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of small-mid capitalization companies. Small-mid capitalization companies include those with a market capitalization, at the time of purchase, within the range of the Russell 2800 Index. May invest in derivatives, foreign securities, debt securities of companies, debt obligations of governments, and other similar securities. Equity securities include common and preferred stocks, and equity-equivalent securities such as debt securities and preferred stocks convertible into common stocks and stocks or stock index futures contracts. May invest in other investment companies to the extent permitted under the 1940 Act, as amended and the rules and regulations thereunder ("1940 Act").	Convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings risk, interest rate risk, market and company risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: BAMCO, Inc.	ING Baron Asset Portfolio	Capital appreciation.	Invests primarily in common stocks of mid-sized growth companies (those that have a market capitalization of between $2.5 billion and $10 billion). May invest in equity-type securities in addition to common stocks such as convertible bonds and debentures, preferred stocks, warrants, and convertible preferred stocks. May also invest in debt securities, including notes, bonds, debentures and money market instruments, and convertible instruments. Debt securities may be rated or unrated and may include below investment-grade securities or junk bonds, or unrated securities of equivalent credit quality. May invest up to 10% of its net assets in illiquid securities. May invest, without limit, in American Depositary Receipts ("ADR") and up to 10% of its assets in Global Depositary Receipts ("GDR") and European Depositary Receipts ("EDR"). May also engage in derivatives transactions. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, large positions risk, liquidity risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, securities lending risk, small-capitalization company risk, and value investing risk.

26

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: BlackRock Financial Management Inc.	ING BlackRock Inflation Protected Bond Portfolio	Maximize real return, consistent with the preservation of real capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. May invest up to 20% of its assets in non-investment grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and without limit in U.S. dollar denominated securities of non-U.S. issuers. The Portfolio is non-diversified which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. May also purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. May buy or sell options or futures, enter into credit default swaps, interest rate or foreign currency transactions, including swaps, enter into a series of purchase and sale contracts or by using reverse repurchase agreements or dollar rolls. Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P or Ba or lower by Moody's) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have a higher credit rating. May buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps, (collectively, commonly known as "derivatives"). Typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. May also use derivatives for leverage. May seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). May invest in other investment companies to the extent permitted under the 1940 Act.	Asset-backed securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inflation-index bonds risk, interest rate risk, leveraging risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, securities lending risk, and U.S. government securities and obligations risk.

27

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). May invest up to 10% in foreign companies in the form of ADRs. May invest in derivatives, short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds or U.S. government and money market securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk,call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, investment models risk, leveraging risk, liquidity risk, market and company risk, market capitalization risk, maturity risk, other investment companies risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, restricted and illiquid securities risk, securities lending risk, U.S. government securities and obligations risk, and when issued and delayed delivery securities and forward commitments risk.

Investment Adviser: Directed Services LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). Will invest primarily in equity securities of companies located in the United States that the sub-adviser believes are undervalued. May invest up to 10% of its total assets in securities issued by foreign issuers, in the form of ADRs. May also invest in investment grade convertible securities, preferred stocks, illiquid securities, U.S. government debt securities of any maturity, and derivatives for hedging purposes. May purchase or sell securities on a when issued basis. May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk, call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, interest rate risk, investment models risk, liquidity risk, market and company risk, market capitalization risk, other investment companies risk, OTC investment risk, restricted and illiquid securities risk, securities lending risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Columbia Management Advisors, LLC	ING Columbia Small Cap Value II Portfolio	Long-term growth of capital.	Prior to July 15, 2008, the portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000® Value Index and that are believed to have the potential for long-term growth. Effective July 15, 2008, the portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index, at the time of purchase. May also invest in real estate investments trusts ("REITs"), foreign equity securities, depositary receipts, and other investment companies including exchange-traded funds ("ETFs").	Depositary receipts risk, equity securities risk, foreign investment risk, manager risk, market and company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

28

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Davis Selected Advisers, L.P.	ING Davis New York Venture Portfolio	Long-term growth of capital.	Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May also invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities. The portfolio is non-diversified and may invest a significant portion of its assets in any one issuer. May invest in other investment companies to the extent permitted under the 1940 Act.	Credit risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, headline risk, industry focus risk, interest rate risk, manager risk, market and company risk, other investment companies risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined International SmallCap Fund	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies (defined as those companies with market capitalizations that fall within the range of companies in the S&P/Citigroup Extended Market Index World Ex. U.S.). At least 65% of its assets will normally be invested in companies located in a number of different countries, other than the United States. May invest up to 35% of its total assets in U.S. issuers. May invest in companies located in countries with emerging securities markets. May invest in derivative instruments, including futures, options, foreign currency contracts and futures contracts. May invest in other investment companies to the extent permitted under the 1940 Act. The fund is non-diversified and may invest a significant portion of its assets in a single issuer.	Derivatives risk, diversification risk, emerging markets risk, foreign investment risk, inability to sell securities risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined Small Cap Value Portfolio	Outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Russell 2000® Value Index. May also invest in derivative instruments. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, equity securities risk, inability to sell securities risk, index strategy risk, investment models risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

29

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING Emerging Markets Fixed Income Fund	Maximize total return.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities, including fixed-rate instruments, convertible bonds associated with restructured syndicated or bank loans (e.g., Brady Bonds) and subordinated bonds, of issuers located or primarily conducting their business in emerging market countries. May invest in warrants, structured securities, derivative securities (including futures and forward contracts, options on futures contracts, foreign currencies, securities and stock indices, structured notes and indexed securities, swaps, caps, floors and collars) and below investment-grade bonds (including corporate bonds from emerging markets). The sub-adviser generally invests in securities of various maturities. May also invest in money-market instruments with maturities not exceeding 397 days. May also invest up to 20% its total assets in floating-rate instruments. At least 70% of the securities in which the fund invests will be securities denominated in either USD (U.S. dollar), EUR (European Monetary Union Euro), JPY (Japanese Yen), CHF (Swiss Franc) or GBP (British Pound) and up to 30% of the fund's assets can be invested in currencies of, or securities denominated in the currencies of, emerging market countries. May invest in other investment companies to the extent permitted under the 1940 Act. The fund is non-diversified and may invest a higher percentage of its assets in any one issuer.	Convertible securities risk, credit risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, other investment companies risk, price volatility risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Evergreen Investment Management Company, LLC	ING Evergreen Omega Portfolio	Long-term capital growth.	Invests primarily and under normal conditions substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment style risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the S&P MidCap 400 Index). May also invest in companies with smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets and may buy and sell futures contracts and other investment companies including ETFs. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

30

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Maximize income while maintaining prospects for capital appreciation.	Invests in a diversified portfolio of debt and equity securities. Debt securities in which the portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. May invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or ADRs. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, market and company risk, market trends risk, maturity risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Franklin Mutual Advisers, LLC	ING Franklin Mutual Shares Portfolio	Capital appreciation with a secondary goal of income.	Invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The portfolio invests predominantly (up to 100% of its assets) in medium- and large-capitalization companies with market capitalization values greater than $1.5 billion, although it may invest a portion of its assets in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign investments, including sovereign debt and foreign government debt. May also engage from time to time in an "arbitrage" strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, currency risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, investment models risk, liquidity risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, sovereign debt risk, and value investing risk.

31

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	High total return consisting of capital appreciation and current income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that are principally engaged in the real estate industry (deriving at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate.) The portfolio will have investments located in a number of different countries located throughout the world, including the United States. May invest in companies located in countries with emerging securities markets. Generally, invests in common stocks of large-, mid- and small-sized companies, including REITs. May invest in initial public offerings, convertible securities, and Rule 144A securities. The portfolio is non-diversified and may invest a significant portion of its assets in a single issuer. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry focus risk, initial public offerings risk, market capitalization risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, real estate investment trusts risk, restricted and illiquid securities risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING Global Resources Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading distributing or owning natural resource assets. May invest up to a maximum of 50% of its net assets in any single natural resources industry. May also invest in securities issued by companies that are not in natural resources industries, investment-grade corporate debt, repurchase agreements, derivatives and in commodities including gold bullion and coins. May invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stocks, direct equity interests in trusts, preferred stocks, partnerships (including, master limited partnerships), restricted securities, ADRs and GDRs. Normally invests in companies with a large market capitalization, but may also invest in mid- and small-sized companies. May invest in other investment companies and structured notes. The portfolio is non-diversified and may invest a significant portion of its assets in a single issuer.	Commodities risk, debt securities risk, depositary receipts risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry focus risk, market and company risk, mid-capitalization company risk, natural resources risk, OTC investment risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, and small-capitalization company risk.

32

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Goldman Sachs Asset Management, L.P.	ING Goldman Sachs Commodities Portfolio	Long-term total return.	Invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, and in other fixed income and debt instruments. May invest at least 25% of its assets in commodity-linked structured notes. Invests in commodity-linked derivative instruments such as commodity-linked structured notes. Invests in investment grade fixed-income securities. May invest in corporate securities, U.S. government securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including District of Columbia) and the political subdivisions, agencies and instrumentalities thereof. May invest up to 25% of its net assets in foreign securities and up to 10% of its assets in non-investment grade fixed-income securities. May also invest in options, futures, options on futures and swaps. May invest in other investment companies, including ETFs to the extent permitted under the 1940 Act. The Portfolio is non-diversified and may invest more of its assets in fewer issuers.	Absence of regulation risk, asset-backed securities risk, borrowing risk, call risk, commodities risk, credit risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, extension risk, foreign investment risk, high yield, lower-grade debt securities risk, industry focus risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, over-the counter risk, other investment companies risk, price volatility risk, sector risk, securities lending risk, and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Asia/Pacific (Hong Kong) Limited	ING Greater China Fund	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and equity-related securities (including common and preferred stocks, convertible securities, warrants, and convertible bonds) of issuers that: (i) are located in the Greater China region; (ii) derive at least 50% of their revenue from the Greater China region; (iii) have at least 50% of their assets in the Greater China region; or (iv) are principally traded in the Greater China region. The Greater China region consists of China, Hong Kong and Taiwan. May invest in "growth" and "value" securities. The fund is non-diversified. May engage in currency hedging. May invest up to 10% of its assets in warrants, and up to 20% of its assets in fixed-income securities. May invest in ADRs, International Depositary Receipts, and GDRs. The Fund may invest in derivatives including futures and forward contracts; options on futures contracts; foreign currencies; securities and stock indices; structured notes and indexed securities; swaps, caps, floors and collars. May invest up to 15% of net assets in illiquid securities, other restricted securities that are illiquid, and Rule 144A securities. The Fund may invest in initial public offerings. May invest in other investment companies to the extent permitted under 1940 Act.	Convertible securities risk, debt securities, derivatives risk, diversification risk, foreign investment risk, geographic focus risk, inability to sell securities risk, initial public offerings risk, liquidity risk, other investment companies risk, price volatility restricted and illiquid securities risk, value investing risk, and securities lending risk.

33

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING International Growth Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the United States. Invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in companies located in countries with emerging securities markets. May invest in government debt securities of developed foreign countries. May invest up to 35% of its assets in securities of U.S. issuers including investment-grade government and corporate debt securities. May invest in derivatives, including futures, and other investment companies, including ETFs to the extent permitted under the 1940 Act. May employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, liquidity risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and sovereign debt risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING International Index Portfolio	Investment results that correspond to the total return of the Morgan Stanley Capital International Europe, Australasia, and Far East Index® ("MSCI EAFE").	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies and convertible securities that are convertible into stocks included in the MSCI EAFE® Index and other derivatives whose economic returns are, by design, closely equivalent to the returns of the MSCI EAFE® Index or its components and ETFs. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the MSCI EAFE® Index and to provide equity exposure to the portfolio's cash position. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, foreign investing risk, inability to sell securities risk, index strategy risk, other investment companies risk, price volatility risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Janus Capital Management LLC	ING Janus Contrarian Portfolio	Capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The portfolio is non-diversified. May also invest in foreign equity and debt securities, (either directly or through depositary receipts) up to 20% in high-yield debt securities (junk bonds); derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%) and may invest more than 25% of its total assets in securities of companies in one or more market sectors. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, liquidity risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, other investment companies risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk, special situations risk, and value investing risk.

34

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Emerging Markets Equity Portfolio	Capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately-placed securities and other investment companies. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May invest in derivatives. May invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. May also invest in high-quality, short-term money market instruments and repurchase agreements. May invest in debt securities, including high-yield securities which are below investment grade (junk bonds) and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. May enter into dollar rolls. May invest in less developed countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, market and company risk, mortgage-related securities risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Mid Cap Value Portfolio	Growth from capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid- capitalization companies (those with market capitalizations between $1 billion and $20 billion) that the sub-adviser believes are undervalued. Normally invests in securities that are traded on registered exchanges or the over-the-counter market in the United States. May invest in other equity securities, including preferred stocks, convertible securities, foreign securities (including depositary receipts) and derivatives. May invest in other investment companies to the extent permitted under the 1940 Act. The portfolio is non-diversified and may invest a significant portion of its assets in a single issuer.	Convertible securities risk, depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, investment style risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, OTC investment risk, price volatility risk, securities lending risk, and value investing risk.

35

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Small Cap Core Equity Portfolio	Capital growth over the long term.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in: foreign securities, including depositary receipts, convertible securities and high-quality money market instruments and repurchase agreements. Investments in equity securities may include. May invest in REITs derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Value Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid- and large-capitalization companies (mid-capitalization companies are those with market capitalizations between $2 billion and $5 billion and large-capitalization companies are those with a market capitalization over $5 billion). Equity securities in which the portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks. May invest in other investment companies to the extent permitted under the 1940 Act. May invest in derivatives (including futures contracts, options and swaps), mortgage-related securities issued by government entities and private issuers, and high-quality money market instruments and repurchase agreements.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, interest rate risk, investment style risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, price volatility risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Julius Baer Investment Management LLC	ING Julius Baer Foreign Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities including common and preferred stocks, ADRs, EDRs, GDRs, convertible securities, rights, warrants and other investment companies, including ETFs. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in small- and mid-sized companies. May invest up to 35% of assets in issuers in emerging markets and may invest in debt securities (up to 10% in high-risk and high-yield, non-investment grade bonds). May invest in derivatives and may lend its portfolio securities. Will invest at least 65% of its assets in no fewer than three different countries located outside the United States. May use futures, swaps and warrants.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, interest rate risk, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, price volatility risk, securities lending risk, small-capitalization company risk, and value investing risk.

36

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of emerging growth companies. May invest in securities of large, well-known companies, but may also invest in small- to medium-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest directly in foreign securities or in depositary receipts (including emerging market securities) and may have exposure to foreign currencies. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, currency risk, depositary receipts risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, issuer concentration risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, OTC investment risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities (including foreign securities), that may be listed on a securities exchange or traded in over-the-counter markets. Generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest in convertible and debt securities. May invest up to 25% of its assets in long-term debt securities, and up to 10% of its assets in high-yield debt securities (junk bonds). The portfolio is non-diversified and may invest a greater portion of its assets in a particular issuer.May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, market and company risk, market trends risk, mid-capitalization company risk, OTC investment risk, other investment companies risk, small-capitalization company risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: Lehman Brothers Asset Management, LLC	ING Lehman Brothers Aggregate Bond Index® Portfolio	Investment results that correspond to the total return of the Lehman Brothers Aggregate Bond Index® ("LBAB").	Invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade debt securities rated at least A by Moody's Investors Service, Inc. ("Moody's") or rated at least A by Standard & Poor's Rating Corporation ("S&P"), included in the LBAB Index, derivatives whose economic returns are, by design closely equivalent to the returns of the LBAB Index or its components and ETFs. May also invest in futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, derivatives risk, index strategy risk, interest rate risk, mortgage-related securities risk, other investment companies risk, prepayment risk, price volatility risk, securities lending risk, and U.S. government securities and obligations risk.

37

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds that are primarily limited maturity debt securities. Under normal market conditions, the portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody's or BBB- or better by S&P or if not rated, determined that they are of comparable quality. May also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates. A portion of the portfolio's assets may be invested in mortgage-backed and asset-backed debt securities. May borrow up to 10% of the value of its net assets. May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk, call risk, credit derivatives risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, market capitalization risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, sovereign debt risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the sub-adviser to present minimal credit risks. Obligations in which the portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies to the extent permitted under the 1940 Act.	Credit risk, foreign investment risk, inability to sell securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, sector risk, and U.S. government securities and obligations risk.

38

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Lord, Abbett & Co. LLC	ING Lord Abbett Affiliated Portfolio	Long-term growth of capital. Current income is a secondary objective.	Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (large companies are defined as those companies in the Russell 1000® Index) equity securities in which the portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. May invest up to 10% of its assets in foreign securities and also may invest in ADRs and similar depositary receipts, which are not subject to the 10% limit on investment. May invest in convertible bonds and convertible preferred stocks, and in derivatives and similar investments. May buy and sell options on securities indices for hedging or cross-hedging purposes and may sell covered call options on its portfolio securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities of companies of any size, selected for their long-term growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalizations of $4 billion or more). May also invest in foreign securities, including ADRs or other depositary receipts (including emerging markets) and forward foreign currency contracts, futures and options. May invest more than 25% of its total assets in securities of companies in a single market sector. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies to the extent permitted under the 1940 Act.	Depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment models risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, price volatility risk, sector risk, and securities lending risk.

39

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico International Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its total assets in common stocks of foreign companies selected for their long-term growth potential. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries not including the United States. May use options, futures and foreign currency contracts. May invest in emerging markets. Some issuers of securities in the portfolio may be based or economically tied to the United States. May invest up to 10% in fixed-income securities and up to 5% in high-yield bonds or mortgage- and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies to the extent permitted under the 1940 Act.	Credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, liquidity risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, mortgage-related securities risk, OTC investment risk, other investment companies risk, price volatility risk, restricted and illiquid securities risk, sector risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Massachusetts Financial Services Company	ING MFS Utilities Portfolio	Total return.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. Issuers in the utilities sector include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (not engaged in public broadcasting). May invest in companies of any size. May invest in U.S. and foreign securities, including emerging market securities. May also invest in derivatives and debt instruments, including lower quality debt instruments. May engage in frequent and active trading of portfolio securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, leveraging risk, market and company risk, maturity risk, mortgage-related securities risk, OTC investment risk, other investment companies risk, portfolio turnover risk, sector risk, securities lending risk, U.S. government securities and obligations risk, and utilities industry risk.

40

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Advisers: Schroder Investment Management North America, Inc. and American Century Global Investment Management, Inc.	ING Multi-Manager International Small Cap Portfolio	Maximum long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies (those that have market capitalization that falls within the range of companies in the MSCI EAFE® Small Cap Index between $23 million and $7.9 billion.) Invests at least 65% of its assets in companies located outside the United States, including emerging markets. Invests primarily in common stocks or securities convertible into common stocks of international issuers but may invest from time to time in such instruments as in forward currency contracts, futures contracts, other investment companies, including ETFs, rights, ADRs, and GDRs.	Convertible securities risk, currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment models risk, initial public offerings risk, manager risk, market and company risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Partners Portfolio	Capital growth.	Invests mainly in common stocks of mid- to large-capitalization companies (mid-capitalization companies are considered to be those with total market capitalizations within the Russell Midcap® Index ranged between $479 million and $42 billion; and large-capitalization companies are considered to be those with total market capitalizations within the Russell 1000® Index ranged between $479 million and $511 billion. May invest a portion of its assets in derivative instruments, including options and futures. May also invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, price volatility risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Global Portfolio	Capital appreciation.	Invests mainly in companies in the United States and foreign countries. Currently emphasizes investments in developed markets, but may also invest in emerging markets. The portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The portfolio will invest in a number of different countries (one of which may be the United States). May invest up to 15% of its assets in illiquid or restricted securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Asset allocation risk, currency risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, growth investing risk, industry focus risk, liquidity risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

41

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Main Street Portfolio®	Long-term growth of capital and future income.	Invests mainly in equity securities of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stocks. May also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, debt securities risk, equity securities risk, inability to sell securities risk, investment models risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Strategic Income Portfolio	High level of current income principally derived from interest on debt securities.	Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower-grade high-yield securities of U.S. and foreign companies. Those debt securities include foreign government and U.S. government bonds and notes, collateralized mortgage obligations, other mortgage- and asset-backed securities, participation interest in loans, structured notes, lower-grade, high-yield debt obligations and zero-coupon or stripped securities. May invest up to 100% of its assets in any one sector at any time. Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives. The portfolio does not concentrate 25% or more of its investments in the securities of any one foreign government or any one industry. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, credit derivatives risk, credit risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, sector allocation risk, securities lending risk, U.S. government securities and obligations risk, and zero-coupon risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Opportunistic Large Cap Growth Portfolio	Growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies (defined as companies that have market capitalizations of at least $3 billion). May invest in stocks of small- and mid-sized companies. May invest in derivatives of its assets. May invest up to 25% in foreign securities including ADRs. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, foreign investment risk, growth investing risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

42

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Opportunistic Large Cap Value Portfolio	Growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies (defined as companies that have market capitalizations of at least $3 billion. May also invest in small- and mid-sized companies. May invest up to 25% of its assets in foreign securities including ADRs. May invest in other investment companies to the extent permitted under the 1940 Act.	Foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, value investing risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO Core Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration normally varies within two years (plus or minus) of the LBAB Index. May invest in derivatives based on fixed-income instruments, including swaps. Primarily invests in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (junk bonds). May invest up to 30% of its total assets in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated of foreign issuers. Foreign currency exposure normally will be limited to 20% of the portfolio's total assets. May invest up to 15% of its total assets in emerging market countries. May invest in fixed-income instruments and in derivatives based on fixed-income instruments, including swaps. May engage in short sales.	Borrowing risk, call risk, convertible securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, market and company risk, maturity risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk, short sales risk, and U.S. government securities and obligations risk.

43

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO High Yield Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities (junk bonds) which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements rated below investment grade but rated at least CCC/Caa by Moody's, S&P, or Fitch Ratings, or if unrated, determined to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities. The remainder of assets may be invested in investment grade fixed-income investments. May invest up to 20% in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries). May invest in fixed-income instruments. May invest in derivatives based on fixed-income instruments, including swaps and its net exposure to derivative securities may be equal to up to 100% of its total assets. May also engage in short sales. May invest all of its assets in mortgage- or asset-backed securities. May, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk, call risk, convertible securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, market and company risk, maturity risk, mortgage-related securities risk, other investment companies risk, securities lending risk, short-sales risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Equity Income Portfolio	Current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. Income-producing equity securities include common stocks, preferred stocks, equity-based ETFs and equity interests in REITs. May invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging markets issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks. May invest up to 10% of its net assets in below investment grade debt securities, including convertible debt securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, emerging markets risk, equity securities risk, foreign securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and value investing risk.

44

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Fund Portfolio	Reasonable income and capital growth.	Invests in a broad list of carefully selected securities believed to be reasonably priced rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks, convertible debt and other equity instruments such as ETFs that invest primarily in equity securities, equity interests in REITs, depositary receipts, warrants, rights and preferred stocks. May invest up to 20% of its assets in REITs and up to 25% of its assets in foreign issuers. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer High Yield Portfolio	Maximize total return through income and capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment grade (high-yield) debt securities and preferred stocks. May invest in other investment companies, including ETFs and REITs. Invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. May invest more than 25% of its assets in the same market segment, such as financials, technology or capital goods. May invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. May invest up to 15% of its assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the portfolio's return. May invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.	Call risk, convertible securities risk, credit derivatives risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, real estate investment trusts risk, sector risk, securities lending risk, value investing risk, and zero-coupon risk.

45

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Mid Cap Value Portfolio	Capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-size companies (defined as those companies with market capitalizations of companies included in the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index). Equity securities in which the portfolio invests include common and preferred stocks, depositary receipts, convertible debt, that invest in equity securities, and equity interests in REITs. May invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Real Estate Fund	Total return consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. REITs and real estate companies. May invest in companies of any market capitalization; however it will generally not invest in companies with market capitalization of less than $100 million. May invest in initial public offerings, convertible securities, and Rule 144A securities. The portfolio is non-diversified.	Convertible securities risk, diversification risk, inability to sell securities risk, initial public offerings risk, market trends risk, price volatility risk, real estate investment trusts risk, real estate risk, restricted and illiquid securities risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management, Co.	ING RussellTM Large Cap Index Portfolio	Investment results that correspond to the total return of the Russell Top 200® Index.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in and convertible securities that are convertible into stocks included in the Russell Top 200® Index. May invest in other derivatives whose economic returns are, by design, closely equivalent to the returns of the Russell Top 200® Index, or its components and ETFs. May also invest in stock index futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, index strategy risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management, Co.	ING RussellTM Mid Cap Index Portfolio	Investment results that correspond to the total return of the Russell Midcap® Index.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks and convertible securities convertible into stocks included in the Russell Midcap® Index. May invest in other derivatives whose economic returns are, by design, closely equivalent to the returns of the Russell Midcap® Index or its components and ETFs. May also invest in stock index futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, inability to sell securities risk, index strategy risk, mid-sized companies risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

46

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management, Co.	ING RussellTM Small Cap Index Portfolio	Investment results that correspond to the total return of the Russell 2000® Index.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in and convertible securities that are convertible into stocks included in the Russell 2000® Index. May invest in other derivatives whose economic returns are, by design, closely equivalent to the returns of the Russell 2000® Index or its components and ETFs. May also invest in stock index futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, inability to sell securities risk, index strategy risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and small-sized companies risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Templeton Investment Counsel, LLC	ING Templeton Foreign Equity Portfolio	Long-term capital growth.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in ADRs, GDRs and EDRs. May also have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies. May use derivatives and may invest up to 5% of its total assets in swap agreements, put and call options and collars. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, manager risk, market and company risk, price volatility risk, other investment companies risk, sector risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The portfolio also invests in depositary receipts and derivatives, including up to 5% in options and swap agreements. May invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, securities lending risk, sovereign debt risk, and value investing risk.

47

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Thornburg Investment Management	ING Thornburg Value Portfolio	Capital appreciation.	Invests at least 65% of its net assets in domestic equity securities primarily common stocks, but also convertible securities selected on a value basis. May also own a variety of securities, including foreign equity and debt securities and domestic debt securities. May have exposure to emerging markets. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, depositary receipts risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests among three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as junk bonds), and money market instruments. Invests primarily in common stocks of established U.S. companies believed to have potential for growth. Common stocks typically comprise at least half of the portfolio's assets. Debt securities and convertible bonds may often constitute a significant portion of the portfolio's investment portfolio. May purchase debt securities of any maturity and credit quality. Up to 25% of the portfolio's net assets may be invested in foreign equity securities. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund.	Asset allocation risk, borrowing risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, market and company risk, maturity risk, other investment companies risk, restricted and illiquid securities risk, securities lending risk, special situations risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the S&P MidCap 400 Index. Focuses on midsize companies. Most investments will be in U.S. common stocks but may also invest in foreign stocks, futures and options. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, and securities lending risk.

48

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities (including high-yield debt securities) and futures and options. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, market and company risk, other investment companies risk, securities lending risk, special situations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Growth Equity Portfolio	Long-term capital growth, and secondarily, increasing dividend income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks with a focus on growth companies. May also purchase foreign securities, hybrid securities, futures, and options. May have exposure to foreign currencies. Investments in foreign securities are limited to 30%. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, other investment companies risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Large Cap Equity Portfolio	Long-term growth of capital and future income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. large-capitalization companies (defined as those with a market capitalization within the range of the Russell 1000® Index). Equity investments include dividend-paying securities, common stocks and preferred stocks. Emphasizes large-capitalization stocks, but may hold small- and mid-capitalization stocks. May invest in use options, futures and other derivatives, and ETFs. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, equity securities risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, OTC investment risk, securities lending risk, small-capitalization company risk, and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Small Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. small-capitalization companies (those companies with market capitalizations of $2.5 billion or less at the time of purchase). Equity securities may include common stocks and preferred stocks. May invest up to 20% of its net assets in foreign securities and also invest in derivatives including forward currency contracts, options and futures, and ETFs. May also invest in emerging growth companies. May also invest a portion of its assets in securities outside the market capitalization range stated above. May invest in cash or cash equivalent instruments including shares of an affiliated investment company. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, emerging growth risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market trends risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Capital Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities primarily of growth-oriented companies. May invest up to 25% of its assets in foreign securities including emerging market securities. May invest up to 10% of its assets in REITs. May purchase and sell derivative instruments such as options, futures, and options on futures. May invest in other investment companies to the extent permitted under the 1940 Act.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, other investment companies risk, real estate investment trusts risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Comstock Portfolio	Capital growth and income.	Invests in equity securities, including common stocks, preferred stocks and convertible securities. May invest, up to 15% of its assets, in REITs. May invest up to 25% of assets in foreign securities. May also invest, without limitation, in ADRs. May purchase and sell certain derivatives. Generally holds up to 10% of assets in high-quality, short-term debt securities and investment grade corporate debt securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities. Invests primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Invests at least 65% in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. May invest up to 15% in REITs and up to 25% in foreign securities. May purchase and sell certain derivative instruments such as options, futures contracts, options on futures contracts, structured notes and other types of structered investments, and swaps. May invest in other investment companies to the extent permitted under the 1940 Act.	Asset allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, liquidity risk, manager risk, market and company risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Global Franchise Portfolio	Long-term capital appreciation.	Invests primarily in equity securities of companies of any size located throughout the world, based on a value investing approach. Invests at least 65% in securities of issuers from a number of different countries, which may include the United States. May invest in derivatives, which may include forward contracts, futures contracts, options, swaps, and structured notes. The portfolio is non-diversified. May invest in other investment companies to the extent permitted under the 1940 Act.	Currency risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Growth and Income Portfolio	Long-term growth of capital and income.	Invests primarily in what the sub-adviser believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in nonconvertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by S&P or by Moody's. Although the portfolio may invest in companies of any size, the sub-adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. May invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers. May purchase and sell certain derivative instruments, such as options, futures and options on futures. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and small-capitalization company risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Real Estate Portfolio	Capital appreciation. Current income is a secondary objective.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies in U.S. real estate industry that are listed on national exchanges or the NASDAQ. May invest up to 25% of assets in financial institutions that issue or service mortgages, and up to 20% of assets in high-yield debt securities and convertible bonds. May invest in equity, debt or convertible securities whose products are related to the real estate industry, mortgage- and asset-backed securities and covered options on securities and stock indices. The portfolio is non-diversified.	Asset allocation risk, asset-backed securities risk, call risk, convertible securities risk, debt securities risk, derivatives risk, diversification risk, equity securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, industry focus risk, market and company risk, mortgage-related securities risk, other investment companies risk, real estate investment trusts risk, sector risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Balanced Portfolio	Maximize investment return with reasonable safety of principal.	Invests in a mixture of equity securities such as common and preferred stocks, debt such as bonds, mortgage-related and other asset-backed securities, U.S. government securities and money market instruments. Typically maintains 75% in equities and at least 25% in debt (including money market instruments). May also invest in convertible securities, foreign debt securities and derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Asset allocation risk, convertible securities risk, debt securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth and Income Portfolio	Maximize total return.	Invests at least 65% of its total assets in common stocks believed to have significant potential for capital appreciation or income growth or both. Emphasizes stocks of larger companies. May invest up to 25% in foreign securities. May invest in derivatives, including but not limited to, put and call options. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the MSCI EAFE® Index, ETFs, and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in convertible securities included in the MSCI EAFE® Index. At any one time, the sub-adviser generally includes in the portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, index strategy risk, investment models risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, portfolio turnover risk, and securities lending risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index") while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities included in the S&P 500® Index and have a market capitalization of at least $3 billion. May invest in derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index"), while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the S&P MidCap 400 Index. May invest in derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, mid-capitalization company risk, other investment companies risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"), while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the S&P SmallCap 600 Index and have a market capitalization of between $56 million and $5 billion. May invest in derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, other investment companies risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds including but not limited to, corporate, government, and mortgage bonds which are rated investment grade. May invest a portion of assets in high-yield (high-risk) debt securities, commonly known as junk bonds. May invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, securities denominated in foreign securities, mortgage- and asset-backed securities, options and future contracts involving securities, security indices and interest rates including options and futures contracts denominated in foreign currencies. May engage in dollar roll transactions and swap agreements. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, credit risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk, and U.S. government securities and obligations risk.

53

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Value Portfolio	Long-term capital appreciation.	Invests at least 65% of its assets in equity securities of issuers located in a number of different countries outside of the United States. Invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in emerging markets countries. May invest in government debt securities of developed foreign countries. May invest up to 35% of assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. May invest in derivative instruments including futures, options and swaps. May invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act.	Convertible securities risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, inability to sell securities risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP MidCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies (defined as those whose market capitalizations fall within the range of companies in the Russell MidCap® Growth Index) believed to have growth potential. May also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, foreign investment risk, inability to sell securities risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. REITs and real estate companies. May invest in companies of any market capitalization; however it will generally not invest in companies with market capitalizations of less than $100 million. May invest in initial public offerings, convertible securities, and Rule 144A securities. The portfolio is non-diversified. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, diversification risk, inability to sell securities risk, industry focus risk, initial public offerings risk, market trends risk, other investment companies risk, price volatility risk, real estate investment trusts risk, restricted and illiquid securities risk, and securities lending risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Small Company Portfolio	Growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies (defined as those included in the S&P SmallCap 600 Index or the Russell 2000® Index or if not included in either index, have market capitalizations between $66 million and $3.66 billion). May invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP SmallCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of smaller, lesser-known U.S. companies (defined as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index). May invest in other investment companies to the extent permitted under the 1940 Act.	Inability to sell securities risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Small Cap Disciplined Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-capitalization companies (companies whose market capitalization is similar to that of companies in the Russell 2500(TM) Index at the time of purchase). May invest in any sector, and at times, the sub-adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, other investment companies risk, sector risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	Investment returns that closely correspond to the price and yield performance of the WisdomTreeSM Global High- Yielding Equity Index	Invests at least 95% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in and derivatives (including futures) whose economic returns are, by design, closely equivalent to the returns of the WisdomTreeSM Global High-Yielding Equity Index. May also invest in shares of other investment companies to the extent permitted under the 1940 Act, including ETFs.	Derivatives risk, foreign investment risk, index strategy risk, interest rate risk, other investment companies risk, and price volatility risk.

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More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle Portfolios:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the LifeStyle Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a Portfolio.

ING Investments has informed the Trust's Board of Trustees ("Board") that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Asset Allocation Risk. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made

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More Information on Risks (continued)

by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Asset-Backed Securities Risk. Certain Underlying Funds may invest in asset-backed securities. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by an Underlying Fund will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. An Underlying Fund's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities Risk. Certain Underlying Funds invest in commodities. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk.  The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Credit Derivatives Risk. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency Risk.  Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

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More Information on Risks (continued)

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the 1940 Act. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in an Underlying Fund's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in ADRs, EDRs, and GDRs, it is subject to risks of foreign investments, and it may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline Risk. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

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High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

Index Strategy Risk. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Industry Focus Risk.  An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

Inflation-Index Bonds Risk.  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Underlying Fund's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds Risk. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios or other investment companies. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on

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portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Models Risk. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

Issuer Concentration Risk. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Leveraging Risk. Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets on the books of the Underlying Fund or otherwise cover the transactions. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases or decreases in the value of an Underlying Fund's portfolio will be magnified when the Underlying Fund uses leverage. An Underlying Fund will also have to pay interest on its borrowings, reducing the Underlying Fund's return. This interest expense may be greater than an Underlying Fund's return on the underlying investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

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Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in small- and mid-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Natural Resources Risk. Certain Underlying Funds invest in securities of companies involved in natural resources. These securities of may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include ETFs and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment

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companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest their assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may

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be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Risk Arbitrage Securities and Distressed Companies Risk. Certain Underlying Funds, and in particular the ING Franklin Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Underlying Fund's Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.
A merger or other restructuring, tender or exchange offer proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Underlying Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, an Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

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Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

When Issued and Delayed Delivery Securities and Forward Commitments Risk. An Underlying Fund may purchase or sell securities that it is entitled to receive on a when issued basis. An Underlying Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security an Underlying Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Underlying Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Zero-Coupon Risk. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

Management and Other Service Providers

Management of the LifeStyle Portfolios

Adviser. ING Investments serves as the investment adviser to each of the LifeStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments became an investment management firm in April 1995. As of December 31, 2007, ING Investments managed approximately $54 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

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Management and Other Service Providers (continued)

ING Investments may engage one or more sub-advisers to provide the day-to-day management of the LifeStyle Portfolios. A sub-adviser may be an affiliate of ING Investments, or may be independent. ING Investments acts as a "manager-of-managers" for the LifeStyle Portfolios. ING Investments may delegate to the sub-adviser of the LifeStyle Portfolios the responsibility for investment management, subject to ING Investments' oversight. ING Investments would be responsible for monitoring the investment program and performance of the sub-adviser of the LifeStyle Portfolios.

From time to time, ING Investments could also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the LifeStyle Portfolios' Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The LifeStyle Portfolios and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the LifeStyle Portfolios' Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the LifeStyle Portfolios' shareholders. The LifeStyle Portfolios would notify shareholders of any change in the identity of the sub-adviser of the LifeStyle Portfolios or the addition of a sub-adviser to the LifeStyle Portfolios. In this event, the name of a LifeStyle Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a LifeStyle Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each LifeStyle Portfolio, ING Investments received a management fee equal to 0.14% of each LifeStyle Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2007.

Asset Allocation Committee. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The members of the Asset Allocation Committee are: Williams A. Evans, Michael J. Roland and Paul Zemsky. The Asset Allocation Committee considers the quarterly and annual recommendations of Ibbotson Associates and ING IM, reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations. William A. Evans has been on the Asset Allocation Committee since May 2004. Michael J. Roland has been on the Asset Allocation Committee since April 2007. Paul Zemsky has been on the Asset Allocation Committee since December 31, 2007.

The members of the Asset Allocation Committee are: William A. Evans, Michael J. Roland and Paul Zemsky.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Michael J. Roland has been Executive Vice President, ING Funds since 2002 and Executive Vice President, ING Investments, LLC, since 2001. Mr. Roland has been with ING since June of 1998 and has held various positions within ING relating to ING's mutual funds administration.

Paul Zemsky is the head of ING's Multi-Asset Strategies & Solutions Group. He joined ING Investment Management Co. in 2005 as Head of Derivative Strategies. Prior to joining ING, Mr. Zemsky held a number of key positions at J.P. Morgan Investment Management where he worked for 18 years.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the LifeStyle Portfolios.

Consultants

Information about Ibbotson Associates. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with

66

Management and Other Service Providers (continued)

companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

Information about ING Investment Management Co.

ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2007, ING IM managed approximately $73.5 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York, 10169.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The LifeStyle Portfolios' Adviser or Distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the LifeStyle Portfolios by those companies. The LifeStyle Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle Portfolios.

The distributing broker-dealer for the LifeStyle Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the LifeStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those LifeStyle Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in LifeStyle Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the LifeStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle Portfolios, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

67

Management and Other Service Providers (continued)

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

Information for Investors

About Your Investment

The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the LifeStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

Each Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The LifeStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed ING Investments to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The

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Information for Investors (continued)

NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment options.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The LifeStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific

69

Information for Investors (continued)

purchase order. The LifeStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The LifeStyle Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the LifeStyle Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios' administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The LifeStyle Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a LifeStyle Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading.With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity would be harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

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Information for Investors (continued)

Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the LifeStyle Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.

Portfolio Holdings Disclosure Policy

A description of the LifeStyle Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the next calendar month or until the LifeStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.

Additional Information about the LifeStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

71

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's Class I shares' financial performance for the past 5 years or, if shorter, for the period of the Class' operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been derived from the LifeStyle Portfolios' financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the LifeStyle Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

ING LifeStyle Conservative Portfolio

Class I
October 31, 2007(1) to December 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.08
Net realized and unrealized loss on investments	$(0.15)
Total from investment operations	$(0.07)
Net asset value, end of period	$9.93
Total Return(2)%	(0.70)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	35.49
Net expenses after expense reimbursement(3)(4)(5)%	0.14
Net investment income after expense reimbursement(3)(4)(5)%	5.01
Portfolio turnover rate %	3

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

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Financial Highlights (continued)

ING LifeStyle Moderate Portfolio

	Class I
	Year Ended December 31, 2007		April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.38		11.93
Income from investment operations:
Net investment income	$0.31	*	0.23	*
Net realized and unrealized gain on investments	$0.34		0.52
Total from investment operations	$0.65		0.75
Less distributions from:
Net investment income	$0.20		0.12
Net realized gains on investments	$0.23		0.18
Total distributions	$0.43		0.30
Net asset value, end of period	$12.60		12.38
Total Return(2)%	5.26		6.36
Ratios and Supplemental Data:
Net assets, end of period (000's)	$4,926		1,460
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.16		0.16
Net expenses after expense reimbursement(3)(4)(5)%	0.14		0.14
Net investment income after expense reimbursement(3)(4)(5)%	2.47		2.77
Portfolio turnover rate %	47		19

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
*  Calculated using average number of shares outstanding throughout the period.

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Financial Highlights (continued)

ING LifeStyle Moderate Growth Portfolio

	Class I
	Year Ended December 31, 2007		April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.83		12.30
Income from investment operations:
Net investment income	$0.24	*	0.21	*
Net realized and unrealized gain on investments	$0.39		0.63
Total from investment operations	$0.63		0.84
Less distributions from:
Net investment income	$0.18		0.11
Net realized gains on investments	$0.30		0.20
Total distributions	$0.48		0.31
Net asset value, end of period	$12.98		12.83
Total Return(2)%	4.86		7.03
Ratios and Supplemental Data:
Net assets, end of period (000's)	$17,903		6,164
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.16		0.16
Net expenses after expense reimbursement(3)(4)(5)%	0.14		0.14
Net investment income after expense reimbursement(3)(4)(5)%	1.86		2.68
Portfolio turnover rate %	37		20

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

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Financial Highlights (continued)

ING LifeStyle Growth Portfolio

	Class I
	Year Ended December 31, 2007		April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$13.48		12.92
Income from investment operations:
Net investment income	$0.16	*	0.11	*
Net realized and unrealized gain on investments	$0.42		0.75
Total from investment operations	$0.58		0.86
Less distributions from:
Net investment income	$0.15		0.06
Net realized gains on investments	$0.34		0.24
Total distributions	$0.49		0.30
Net asset value, end of period	$13.57		13.48
Total Return(2)%	4.15		6.94
Ratios and Supplemental Data:
Net assets, end of period (000's)	$38,624		16,877
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.16		0.16
Net expenses after expense reimbursement(3)(4)(5)%	0.14		0.14
Net investment income after expense reimbursement(3)(4)(5)%	1.16		1.31
Portfolio turnover rate %	37		21

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

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Financial Highlights (continued)

ING LifeStyle Aggressive Growth Portfolio

	Class I
	Year Ended December 31, 2007		April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$14.11		13.43
Income from investment operations:
Net investment income	$0.08	*	0.03	*
Net realized and unrealized gain on investments	$0.44		0.97
Total from investment operations	$0.52		1.00
Less distributions from:
Net investment income	$0.10		0.02
Net realized gains on investments	$0.52		0.30
Total distributions	$0.62		0.32
Net asset value, end of period	$14.01		14.11
Total Return(2)%	3.52		7.71
Ratios and Supplemental Data:
Net assets, end of period (000's)	$15,344		6,928
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(5)%	0.16		0.16
Net expenses after expense reimbursement(3)(4)(5)%	0.14		0.14
Net investment income after expense reimbursement(3)(4)(5)%	0.53		0.35
Portfolio turnover rate %	35		24

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

76

TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/28/08  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Service Class

This Prospectus is designed to help you make informed decisions about investments in the ING LifeStyle Portfolios listed below (each a "Portfolio" and collectively, the "LifeStyle Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING LifeStyle Conservative Portfolio

ING LifeStyle Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Aggressive Growth Portfolio

NOT ALL LIFESTYLE PORTFOLIOS MAY BE
AVAILABLE IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service Class shares of the LifeStyle Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the LifeStyle Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the LifeStyle Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the LifeStyle Portfolios

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The LifeStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" section later in this Prospectus.

Shares of the LifeStyle Portfolios are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio.

This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, LLC and ING Investments, each of which is an indirect subsidiary of ING Groep.

ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:

1.   In the first stage, the mix of asset classes, i.e. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

2

Introduction (continued)

2.  In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Portfolio. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

Consultants

The LifeStyle Portfolios also have consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates, has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. Both ING IM and ING Investments are indirect, wholly-owned subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for each Portfolio.

3

Description of the Portfolios

LifeStyle Portfolios at a Glance

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 6.

	ING LifeStyle Conservative Portfolio	ING LifeStyle Moderate Portfolio	ING LifeStyle Moderate Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC

Investment Profile	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	You want the opportunity for long-term moderate growth.

	Shorter Investment Horizon		Longer Investment Horizon

Investment Objective	Growth of capital and current income.	Growth of capital and current income.	Growth of capital and a low to moderate level of current income.

Main Investments	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

	ING LifeStyle Conservative Portfolio		ING LifeStyle Moderate Portfolio		ING LifeStyle Moderate Growth Portfolio
Underlying Asset Allocation Targets (as of April 30, 2008)(1)	U.S. Large-Capitalization Growth Stocks	6.5%	U.S. Large-Capitalization Growth Stocks...	.7.5%	U.S. Large-Capitalization Growth Stocks	.9.5%

	U.S. Large-Capitalization Value Stocks	9.5%	U.S. Large-Capitalization Value Stocks	12.0%	U.S. Large-Capitalization Value Stocks	.14.0%

	U.S. Mid-Capitalization Growth Stocks	2.0%	U.S. Mid-Capitalization Growth Stocks	2.0%	U.S. Mid-Capitalization Growth Stocks	3.0%

	U.S. Mid-Capitalization Value Stocks	2.0%	U.S. Mid-Capitalization Value Stocks	3.0%	U.S. Mid-Capitalization Value Stocks	3.5%

	U.S. Small-Capitalization Growth Stocks	0.0%	U.S. Small-Capitalization Growth Stocks	2.0%	U.S. Small-Capitalization Growth Stocks	2.5%

	U.S. Small-Capitalization Value Stocks	0.0%	U.S. Small-Capitalization Value Stocks	3.0%	U.S. Small-Capitalization Value Stocks	3.5%

	International Large-Capitalization Stocks	6.0%	International Large-Capitalization Stocks	10.0%	International Large-Capitalization Stocks	14.0%

	International Small-Capitalization Stocks	2.0%	International Small-Capitalization Stocks	3.0%	International Small-Capitalization Stocks	4.0%

	Emerging Markets Stocks	.0.0%	Emerging Markets Stocks	1.0%	Emerging Markets Stocks	2.0%

	U.S. Real Estate Stocks (REITS)	1.0%	U.S. Real Estate Stocks (REITS)	4.0%	U.S. Real Estate Stocks (REITS)	5.0%

	International Real Estate Stocks	0.0%	International Real Estate Stocks	1.0%	International Real Estate Stocks	2.0%

	Emerging Market Bonds	6.0%	Emerging Market Bonds	5.0%	Emerging Market Bonds	4.0%

	High-Yield Bonds	7.0%	High-Yield Bonds	5.0%	High-Yield Bonds	5.0%

	Bonds	38.0%	Bonds	25.0%	Bonds	21.0%

	Treasury Inflation Protected Securities ("TIPS")	6.0%	TIPS	4.0%	TIPS	2.0%

	Short-Term Bonds	8.0%	Short-Term Bonds	6.0%	Short-Term Bonds	2.0%

	Commodities/Alternatives	2.0%	Commodities/Alternatives	2.5%	Commodities/Alternatives	3.0%

	Cash Equivalents	4.0%	Cash Equivalents	4.0%	Cash Equivalents	0.0%

	Lower Risk		Higher Risk

Main Risks
The LifeStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Debt Securities Risk, Equity Securities Risk, Foreign Investment Risk, Growth Investing Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Market and Company Risk, Other Investment Companies Risk, Price Volatility Risk, U.S. Government Securities and Obligations Risk and Value Investing Risk.	Credit Risk, Debt Securities Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Debt Securities Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Interest Rate Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.

(1)  Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

4

Description of the Portfolios (continued)

	ING LifeStyle Growth Portfolio	ING LifeStyle Aggressive Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC

Investment Profile	You seek an investment geared for growth and can tolerate short-term market-swings.	You are an aggressive investor and are willing to accept above average risk.

Shorter Investment Horizon		Longer Investment Horizon

Investment Objective	Growth of capital and some current income.	Growth of capital.

Main Investments	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

	ING LifeStyle Growth Portfolio		ING LifeStyle Aggressive Growth Portfolio
Underlying Asset Allocation Targets (as of April 30, 2008)(1)	U.S. Large-Capitalization Growth Stocks	11.5%	U.S. Large-Capitalization Growth Stocks	15.5%

	U.S. Large-Capitalization Value Stocks	14.5%	U.S. Large-Capitalization Value Stocks	18.5%

	U.S. Mid-Capitalization Growth Stocks	4.0%	U.S. Mid-Capitalization Growth Stocks	5.0%

	U.S. Mid-Capitalization Value Stocks	5.0%	U.S. Mid-Capitalization Value Stocks	6.0%

	U.S. Small-Capitalization Growth Stocks	5.5%	U.S. Small-Capitalization Growth Stocks	6.0%

	U.S. Small-Capitalization Value Stocks	6.0%	U.S. Small-Capitalization Value Stocks	7.0%

	International Large-Capitalization Stocks	15.0%	International Large-Capitalization Stocks	19.0%

	International Small-Capitalization Stocks	5.0%	International Small-Capitalization Stocks	7.0%

	Emerging Markets Stocks	3.0%	Emerging Markets Stocks	4.0%

	U.S. Real Estate Stocks (REITS)	6.0%	U.S. Real Estate Stocks (REITS)	5.5%

	International Real Estate Stocks	2.0%	International Real Estate Stocks	2.5%

	Emerging Market Bonds	3.0%	Emerging Market Bonds	0.0%

	High-Yield Bonds	3.0%	High-Yield Bonds	0.0%

	Bonds	12.0%	Bonds	0.0%

	TIPS	1.0%	TIPS	0.0%

	Short-Term Bonds	0.0%	Short-Term Bonds	0.0%

	Commodities/Alternatives	3.5%	Commodities/Alternatives	4.0%

	Cash Equivalents	0.0%	Cash Equivalents	0.0%

Lower Risk		Higher Risk

Main Risks
The LifeStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Debt Securities Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Investment Risk, Interest Rate Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Equity Securities Risk, Foreign Investment Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk and Small-Capitalization Company Risk.

(1)  Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

5

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Conservative Portfolio

Investment Objective

Growth of capital and current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	6.5%
U.S. Large-Capitalization Value Stocks	9.5%
U.S. Mid-Capitalization Growth Stocks	2.0%
U.S. Mid-Capitalization Value Stocks	2.0%
International Large-Capitalization Stocks	6.0%
International Small-Capitalization Stocks	2.0%
U.S. Real Estate Stocks (REITs)	1.0%
Emerging Market Bonds	6.0%
High-Yield Bonds	7.0%
Bonds	38.0%
TIPS	6.0%
Short-term Bonds	8.0%
Commodities/Alternatives	2.0%
Cash Equivalents	4.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for

6

Description of the Portfolios (continued)

the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio or in a different LifeStyle Portfolio reflecting a different degree of risk tolerance.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Market and Company Risk
Other Investment Companies Risk
Price Volatility Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies," "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds," and "More Information on Risks" sections later in this Prospectus.

Performance

Since the Portfolio did not have a full year of operations as of December 31, 2007, annual performance information is not provided.

7

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Moderate Portfolio

Investment Objective

Growth of capital and current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	7.5%
U.S. Large-Capitalization Value Stocks	12.0%
U.S. Mid-Capitalization Growth Stocks	2.0%
U.S. Mid-Capitalization Value Stocks	3.0%
U.S. Small-Capitalization Growth Stocks	2.0%
U.S. Small-Capitalization Value Stocks	3.0%
International Large-Capitalization Stocks	10.0%
International Small-Capitalization Stocks	3.0%
Emerging Markets Stocks	1.0%
Real Estate Stocks (REITs)	4.0%
International Real Estate Stocks	1.0%
Emerging Market Bonds	5.0%
High-Yield Bonds	5.0%
Bonds	25.0%
TIPS	4.0%
Short-term Bonds	6.0%
Commodities/Alternatives	2.5%
Cash Equivalents	4.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

8

Description of the Portfolios (continued)

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation-Index Bond Risk
Interest Rate Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies," "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds," and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

9

Description of the Portfolios (continued)

The bar chart below provides some indication of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter	2006	:	4.85%
Worst:	1	st Quarter	2005	:	(1.56)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – the Russell 3000® Index, the Lehman Brothers® U.S. Aggregate Bond ("LBAB") Index and a composite index – consisting of 50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Citigroup 3-Month T-Bill Index is an unmanaged index of three-month Treasury bills. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
Class S Return	4.99%	8.36	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A
LBAB Index	6.97%	4.93	%(2)	N/A
50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index	5.98%	7.68	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004.

(2)  The index returns are for the period beginning May 1, 2004.

10

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Moderate Growth Portfolio

Investment Objective

Growth of capital and a low to moderate level of current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	9.5%
U.S. Large-Capitalization Value Stocks	14.0%
U.S. Mid-Capitalization Growth Stocks	3.0%
U.S. Mid-Capitalization Value Stocks	3.5%
U.S. Small-Capitalization Growth Stocks	2.5%
U.S. Small-Capitalization Value Stocks	3.5%
International Large-Capitalization Stocks	14.0%
International Small-Capitalization Stocks	4.0%
Emerging Markets Stocks	2.0%
U.S. Real Estate Stocks (REITs)	5.0%
International Real Estate	2.0%
Emerging Market Bonds	4.0%
High-Yield Bonds	5.0%
Bonds	21.0%
TIPS	2.0%
Short-term Bonds	2.0%
Commodities/Alternatives	3.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

11

Description of the Portfolios (continued)

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Interest Rate Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies," "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds," and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

12

Description of the Portfolios (continued)

The bar chart below provides some indication of investing in the Portfolio by showing the changes in performance of the Portfolio's Class S shares from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter	2006	:	5.79%
Worst:	1	st Quarter	2005	:	(2.35)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – the Russell 3000® Index, the LBAB Index and a composite index – consisting of 60% Russell 3000® Index/40% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
Class S Return	4.66%	9.35	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A
LBAB Index	6.97%	4.93	%(2)	N/A
60% Russell 3000® Index/40% LBAB Index	6.02%	8.37	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004.

(2)  The index returns are for the period beginning May 1, 2004.

13

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Growth Portfolio

Investment Objective

Growth of capital and some current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	11.5%
U.S. Large-Capitalization Value Stocks	14.5%
U.S. Mid-Capitalization Growth Stocks	4.0%
U.S. Mid-Capitalization Value Stocks	5.0%
U.S. Small-Capitalization Growth Stocks	5.5%
U.S. Small-Capitalization Value Stocks	6.0%
International Large-Capitalization Stocks	15.0%
International Small-Capitalization Stocks	5.0%
Emerging Markets Stocks	3.0%
U.S. Real Estate Stocks (REITs)	6.0%
International Real Estate	2.0%
Emerging Market Bonds	3.0%
High-Yield Bonds	3.0%
Bonds	12.0%
TIPS	1.0%
Commodities/Alternatives	3.5%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

14

Description of the Portfolios (continued)

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Interest Rate Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies," "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds," and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

15

Description of the Portfolios (continued)

The bar chart below provides some indication of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter	2006	:	7.00%
Worst:	1	st Quarter	2005	:	(3.02)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – the Russell 3000® Index, the LBAB Index and a composite index – consisting of 80% Russell 3000® Index/20% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
Class S Return	3.89%	10.28	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A
LBAB Index	6.97%	4.93	%(2)	N/A
80% Russell 3000® Index/20% LBAB Index	5.60%	9.46	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004.

(2)  The index returns are for the period beginning May 1, 2004.

16

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Aggressive Growth Portfolio

Investment Objective

Growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	15.5%
U.S. Large-Capitalization Value Stocks	18.5%
U.S. Mid-Capitalization Growth Stocks	5.0%
U.S. Mid-Capitalization Value Stocks	6.0%
U.S. Small-Capitalization Growth Stocks	6.0%
U.S. Small Capitalization Value Stocks	7.0%
International Large-Capitalization Stocks	19.0%
International Small-Capitalization Stocks	7.0%
Emerging Markets Stocks	4.0%
U.S. Real Estate Stocks (REITs)	5.5%
International Real Estate	2.5%
Commodities/Alternatives	4.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

17

Description of the Portfolios (continued)

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Equity Securities Risk
Foreign Investment Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies," "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds," and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter	2006	:	8.31%
Worst:	4	th Quarter	2007	:	(3.92)%

18

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 3000® Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The index does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
Class S Return	3.25%	11.41	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004.

(2)  The index return is for the period beginning May 1, 2004.

19

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Class S shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by a Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.

Class S Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee	Shareholder Services Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(2)	Total Operating Expenses(3)	Waivers, Reimbursements, and Recoupments(3)	Net Operating Expenses
ING LifeStyle Conservative	0.14%	—	0.25%	0.02%	0.57%	0.98%	—	0.98%
ING LifeStyle Moderate	0.14%	—	0.25%	0.02%	0.61%	1.02%	—	1.02%
ING LifeStyle Moderate Growth	0.14%	—	0.25%	0.02%	0.66%	1.07%	—	1.07%
ING LifeStyle Growth	0.14%	—	0.25%	0.02%	0.69%	1.10%	—	1.10%
ING LifeStyle Aggressive Growth	0.14%	—	0.25%	0.02%	0.73%	1.14%	—	1.14%

(1)  This table shows the estimated operating expenses of the Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Because ING LifeStyle Conservative Portfolio did not have a full year of operations as of December 31, 2007, expenses are estimated for the current fiscal year. For all other LifeStyle Portfolios, expenses are based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio has agreed.

(2)  Each LifeStyle Portfolio's Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2007. The amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(3)  ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage, extraordinary expenses and Acquired (Underlying) Fund Fees and Expenses, subject to possible recoupment by ING Investments, LLC within three years. Pursuant to an expense limitation agreement the net operating expenses for ING LifeStyle Conservative Portfolio, ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio and ING LifeStyle Aggressive Growth Portfolio are 0.96%, 1.00%, 1.05%, 1.08% and 1.12%, respectively. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement. However, there can be no assurance that these limits will continue after May 31, 2008. For information regarding the expense limitation agreement for the LifeStyle Portfolios, please see the Statement of Additional Information.

20

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2007 except for ING Disciplined International SmallCap Fund, ING Emerging Markets Fixed Income Fund, and ING Greater China Fund which are as of October 31, 2007 and ING Real Estate Fund which is as of November 30, 2007:

Underlying Funds	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth Portfolio	0.77%
ING American Century Large Company Value Portfolio	1.00%
ING American Century Small-Mid Cap Value Portfolio	1.02%
ING Baron Asset Portfolio	1.05%
ING BlackRock Inflation Protected Bond Portfolio(1)	0.62%
ING BlackRock Large Cap Growth Portfolio	0.66%
ING BlackRock Large Cap Value Portfolio	0.74%
ING Columbia Small Cap Value II Portfolio	0.88%
ING Davis New York Venture Portfolio	0.90%
ING Disciplined International SmallCap Fund	0.86%
ING Disciplined Small Cap Value Portfolio	0.68%
ING Emerging Markets Fixed Income Fund	0.92%
ING Evergreen Omega Portfolio	0.60%
ING FMRSM Diversified Mid Cap Portfolio	0.63%
ING Franklin Income Portfolio	0.74%
ING Franklin Mutual Shares Portfolio(1)	0.78%
ING Global Real Estate Portfolio	0.90%
ING Global Resources Portfolio	0.64%
ING Goldman Sachs Commodities Portfolio(2)	0.90%
ING Greater China Fund	1.66%
ING International Growth Opportunities Portfolio	1.01%
ING International Index Portfolio(1)	0.50%
ING Janus Contrarian Portfolio	0.74%
ING JPMorgan Emerging Markets Equity Portfolio	1.25%
ING JPMorgan Mid Cap Value Portfolio	1.00%
ING JPMorgan Small Cap Core Equity Portfolio	0.85%
ING JPMorgan Value Opportunities Portfolio	0.53%
ING Julius Baer Foreign Portfolio	0.87%
ING Legg Mason Partners Aggressive Growth Portfolio	0.80%
ING Legg Mason Value Portfolio	0.74%
ING Lehman Brothers Aggregate Bond Index® Portfolio(1)	0.45%
ING Limited Maturity Bond Portfolio	0.27%
ING Liquid Assets Portfolio	0.28%
ING Lord Abbett Affiliated Portfolio	0.75%
ING Marsico Growth Portfolio	0.77%
ING Marsico International Opportunities Portfolio	0.68%
ING MFS Utilities Portfolio	0.77%
ING Multi-Manager International Small Cap Portfolio(2)	1.20%
ING Neuberger Berman Partners Portfolio	0.67%
ING Oppenheimer Global Portfolio	0.66%

21

Portfolio Fees and Expenses (continued)

Net Operating Expenses
ING Oppenheimer Main Street Portfolio®	0.64%
ING Oppenheimer Strategic Income Portfolio	0.54%
ING Opportunistic Large Cap Growth Portfolio	0.70%
ING Opportunistic Large Cap Value Portfolio	0.69%
ING PIMCO Core Bond Portfolio	0.57%
ING PIMCO High Yield Portfolio	0.50%
ING Pioneer Equity Income Portfolio	0.69%
ING Pioneer Fund Portfolio	0.69%
ING Pioneer High Yield Portfolio	0.77%
ING Pioneer Mid Cap Value Portfolio	0.64%
ING Real Estate Fund	0.97%
ING RussellTM Large Cap Index Portfolio(1)	0.37%
ING RussellTM Mid Cap Index Portfolio(1)	0.43%
ING RussellTM Small Cap Index Portfolio(1)	0.45%
ING Templeton Foreign Equity Portfolio	0.98%
ING Templeton Global Growth Portfolio	0.90%
ING Thornburg Value Portfolio	0.90%
ING T. Rowe Price Capital Appreciation Portfolio	0.64%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.66%
ING T. Rowe Price Equity Income Portfolio	0.64%
ING T. Rowe Price Growth Equity Portfolio	0.75%
ING UBS U.S. Large Cap Equity Portfolio	0.85%
ING UBS U.S. Small Cap Growth Portfolio	1.00%
ING Van Kampen Capital Growth Portfolio	0.57%
ING Van Kampen Comstock Portfolio	0.84%
ING Van Kampen Equity and Income Portfolio	0.57%
ING Van Kampen Global Franchise Portfolio	0.96%
ING Van Kampen Growth and Income Portfolio	0.64%
ING Van Kampen Real Estate Portfolio	0.64%
ING VP Balanced Portfolio	0.60%
ING VP Growth and Income Portfolio	0.59%
ING VP Index Plus International Equity Portfolio	0.55%
ING VP Index Plus LargeCap Portfolio	0.44%
ING VP Index Plus MidCap Portfolio	0.49%
ING VP Index Plus SmallCap Portfolio	0.49%
ING VP Intermediate Bond Portfolio	0.49%
ING VP International Value Portfolio	1.00%
ING VP MidCap Opportunities Portfolio	0.90%
ING VP Small Company Portfolio	0.84%
ING VP SmallCap Opportunities Portfolio	0.90%
ING Wells Fargo Small Cap Disciplined Portfolio	0.87%
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio(1)	0.70%

(1)  As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of the date of this Prospectus, the expense ratios are estimated for the current fiscal year.

(2)  As the Underlying Fund had not commenced operations as of the date of this Prospectus, the expense ratios are estimated for the current fiscal year.

22

Portfolio Fees and Expenses (continued)

Examples

The Examples below are intended to help you compare the cost of investing in Class S shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class S shares of the Portfolios net operating expenses remain the same. The Examples do not reflect expenses which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the LifeStyle Portfolios as its underlying investment option. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING LifeStyle Conservative	$100	$312	$542	$1,201
ING LifeStyle Moderate	$104	$325	$563	$1,248
ING LifeStyle Moderate Growth	$109	$340	$590	$1,306
ING LifeStyle Growth	$112	$350	$606	$1,340
ING LifeStyle Aggressive Growth	$116	$362	$628	$1,386

23

More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

(i)  the investment objective of each Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.

ING Investments intends to rebalance the LifeStyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" later in this Prospectus for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

24

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: AllianceBernstein L.P.	ING AllianceBernstein Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies (defined as companies that have a market capitalization within the range of companies in the Russell Midcap® Growth Index). May also invest in convertibles, investment grade instruments, U.S. government securities and high quality, short-term obligations (including repurchase agreements, bankers' acceptances and domestic certificates of deposit) and without limit in foreign securities. May write exchange-traded covered call options on up to 25% of assets, may make secured loans on portfolio securities of up to 25% of assets, may enter into repurchase agreements on up to 10% of assets and may enter into futures contracts on securities indices and options on such futures contracts. May invest in other investment companies to the extent permitted under the 1940 Act, as amended and the rules and regulations thereunder ("1940 Act").	Borrowing risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Large Company Value Portfolio	Long-term capital growth, income is a secondary objective.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those with market capitalizations similar to companies in the Russell 1000® Index). Equity securities include common and preferred stocks and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. May also invest in derivatives, foreign securities, debt securities of companies, debt obligations of governments and their agencies and other similar securities. May invest in other investment companies to the extent permitted under the 1940 Act, as amended and the rules and regulations thereunder ("1940 Act").	Convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, manager risk, market and company risk, other investment companies risk, securities risk, and value investing risk.

25

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Small-Mid Cap Value Portfolio	Long-term capital growth, income is a secondary objective.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of small-mid capitalization companies. Small-mid capitalization companies include those with a market capitalization, at the time of purchase, within the range of the Russell 2800 Index. May invest in derivatives, foreign securities, debt securities of companies, debt obligations of governments, and other similar securities. Equity securities include common and preferred stocks, and equity-equivalent securities such as debt securities and preferred stocks convertible into common stocks and stocks or stock index futures contracts. May invest in other investment companies to the extent permitted under the 1940 Act, as amended and the rules and regulations thereunder ("1940 Act").	Convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings risk, interest rate risk, market and company risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: BAMCO, Inc.	ING Baron Asset Portfolio	Capital appreciation.	Invests primarily in common stocks of mid-sized growth companies (those that have a market capitalization of between $2.5 billion and $10 billion). May invest in equity-type securities in addition to common stocks such as convertible bonds and debentures, preferred stocks, warrants, and convertible preferred stocks. May also invest in debt securities, including notes, bonds, debentures and money market instruments, and convertible instruments. Debt securities may be rated or unrated and may include below investment-grade securities or junk bonds, or unrated securities of equivalent credit quality. May invest up to 10% of its net assets in illiquid securities. May invest, without limit, in American Depositary Receipts ("ADR") and up to 10% of its assets in Global Depositary Receipts ("GDR") and European Depositary Receipts ("EDR"). May also engage in derivatives transactions. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, large positions risk, liquidity risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, securities lending risk, small-capitalization company risk, and value investing risk.

26

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: BlackRock Financial Management Inc.	ING BlackRock Inflation Protected Bond Portfolio	Maximize real return, consistent with the preservation of real capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. May invest up to 20% of its assets in non-investment grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and without limit in U.S. dollar denominated securities of non-U.S. issuers. The Portfolio is non-diversified which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. May also purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. May buy or sell options or futures, enter into credit default swaps, interest rate or foreign currency transactions, including swaps, enter into a series of purchase and sale contracts or by using reverse repurchase agreements or dollar rolls. Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P or Ba or lower by Moody's) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have a higher credit rating. May buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps, (collectively, commonly known as "derivatives"). Typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. May also use derivatives for leverage. May seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). May invest in other investment companies to the extent permitted under the 1940 Act.	Asset-backed securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inflation-index bonds risk, interest rate risk, leveraging risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, securities lending risk, and U.S. government securities and obligations risk.

27

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). May invest up to 10% in foreign companies in the form of ADRs. May invest in derivatives, short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds or U.S. government and money market securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk, call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, investment models risk, leveraging risk, liquidity risk, market and company risk, market capitalization risk, maturity risk, other investment companies risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, restricted and illiquid securities risk, securities lending risk, U.S. government securities and obligations risk, and when issued and delayed delivery securities and forward commitments risk.

Investment Adviser: Directed Services LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). Will invest primarily in equity securities of companies located in the United States that the sub-adviser believes are undervalued. May invest up to 10% of its total assets in securities issued by foreign issuers, in the form of ADRs. May also invest in investment grade convertible securities, preferred stocks, illiquid securities, U.S. government debt securities of any maturity, and derivatives for hedging purposes. May purchase or sell securities on a when issued basis. May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk, call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, interest rate risk, investment models risk, liquidity risk, market and company risk, market capitalization risk, other investment companies risk, OTC investment risk, restricted and illiquid securities risk, securities lending risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Columbia Management Advisors, LLC	ING Columbia Small Cap Value II Portfolio	Long-term growth of capital.	Prior to July 15, 2008, the portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000® Value Index and that are believed to have the potential for long-term growth. Effective July 15, 2008, the portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index, at the time of purchase. May also invest in real estate investments trusts ("REITs"), foreign equity securities, depositary receipts, and other investment companies including exchange-traded funds ("ETFs").	Depositary receipts risk, equity securities risk, foreign investment risk, manager risk, market and company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

28

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Davis Selected Advisers, L.P.	ING Davis New York Venture Portfolio	Long-term growth of capital.	Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May also invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities. The portfolio is non-diversified and may invest a significant portion of its assets in any one issuer. May invest in other investment companies to the extent permitted under the 1940 Act.	Credit risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, headline risk, industry focus risk, interest rate risk, manager risk, market and company risk, other investment companies risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined International SmallCap Fund	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies (defined as those companies with market capitalizations that fall within the range of companies in the S&P/Citigroup Extended Market Index World Ex. U.S.). At least 65% of its assets will normally be invested in companies located in a number of different countries, other than the United States. May invest up to 35% of its total assets in U.S. issuers. May invest in companies located in countries with emerging securities markets. May invest in derivative instruments, including futures, options, foreign currency contracts and futures contracts. May invest in other investment companies to the extent permitted under the 1940 Act. The fund is non-diversified and may invest a significant portion of its assets in a single issuer.	Derivatives risk, diversification risk, emerging markets risk, foreign investment risk, inability to sell securities risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined Small Cap Value Portfolio	Outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Russell 2000® Value Index. May also invest in derivative instruments. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, equity securities risk, inability to sell securities risk, index strategy risk, investment models risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

29

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING Emerging Markets Fixed Income Fund	Maximize total return.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities, including fixed-rate instruments, convertible bonds associated with restructured syndicated or bank loans (e.g., Brady Bonds) and subordinated bonds, of issuers located or primarily conducting their business in emerging market countries. May invest in warrants, structured securities, derivative securities (including futures and forward contracts, options on futures contracts, foreign currencies, securities and stock indices, structured notes and indexed securities, swaps, caps, floors and collars) and below investment-grade bonds (including corporate bonds from emerging markets). The sub-adviser generally invests in securities of various maturities. May also invest in money-market instruments with maturities not exceeding 397 days. May also invest up to 20% its total assets in floating-rate instruments. At least 70% of the securities in which the fund invests will be securities denominated in either USD (U.S. dollar), EUR (European Monetary Union Euro), JPY (Japanese Yen), CHF (Swiss Franc) or GBP (British Pound) and up to 30% of the fund's assets can be invested in currencies of, or securities denominated in the currencies of, emerging market countries. May invest in other investment companies to the extent permitted under the 1940 Act. The fund is non-diversified and may invest a higher percentage of its assets in any one issuer.	Convertible securities risk, credit risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, other investment companies risk, price volatility risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Evergreen Investment Management Company, LLC	ING Evergreen Omega Portfolio	Long-term capital growth.	Invests primarily and under normal conditions substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment style risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the S&P MidCap 400 Index). May also invest in companies with smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets and may buy and sell futures contracts and other investment companies including ETFs. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

30

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Maximize income while maintaining prospects for capital appreciation.	Invests in a diversified portfolio of debt and equity securities. Debt securities in which the portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. May invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or ADRs. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, market and company risk, market trends risk, maturity risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Franklin Mutual Advisers, LLC	ING Franklin Mutual Shares Portfolio	Capital appreciation with a secondary goal of income.	Invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The portfolio invests predominantly (up to 100% of its assets) in medium- and large-capitalization companies with market capitalization values greater than $1.5 billion, although it may invest a portion of its assets in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign investments, including sovereign debt and foreign government debt. May also engage from time to time in an "arbitrage" strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, currency risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, investment models risk, liquidity risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, sovereign debt risk, and value investing risk.

31

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	High total return consisting of capital appreciation and current income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that are principally engaged in the real estate industry (deriving at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate.) The portfolio will have investments located in a number of different countries located throughout the world, including the United States. May invest in companies located in countries with emerging securities markets. Generally, invests in common stocks of large-, mid- and small-sized companies, including REITs. May invest in initial public offerings, convertible securities, and Rule 144A securities. The portfolio is non-diversified and may invest a significant portion of its assets in a single issuer. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry focus risk, initial public offerings risk, market capitalization risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, real estate investment trusts risk, restricted and illiquid securities risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING Global Resources Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading distributing or owning natural resource assets. May invest up to a maximum of 50% of its net assets in any single natural resources industry. May also invest in securities issued by companies that are not in natural resources industries, investment-grade corporate debt, repurchase agreements, derivatives and in commodities including gold bullion and coins. May invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stocks, direct equity interests in trusts, preferred stocks, partnerships (including, master limited partnerships), restricted securities, ADRs and GDRs. Normally invests in companies with a large market capitalization, but may also invest in mid- and small-sized companies. May invest in other investment companies and structured notes. The portfolio is non-diversified and may invest a significant portion of its assets in a single issuer.	Commodities risk, debt securities risk, depositary receipts risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry focus risk, market and company risk, mid-capitalization company risk, natural resources risk, OTC investment risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, and small-capitalization company risk.

32

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Goldman Sachs Asset Management, L.P.	ING Goldman Sachs Commodities Portfolio	Long-term total return.	Invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, and in other fixed income and debt instruments. May invest at least 25% of its assets in commodity-linked structured notes. Invests in commodity-linked derivative instruments such as commodity-linked structured notes. Invests in investment grade fixed-income securities. May invest in corporate securities, U.S. government securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including District of Columbia) and the political subdivisions, agencies and instrumentalities thereof. May invest up to 25% of its net assets in foreign securities and up to 10% of its assets in non-investment grade fixed-income securities. May also invest in options, futures, options on futures and swaps. May invest in other investment companies, including ETFs to the extent permitted under the 1940 Act. The Portfolio is non-diversified and may invest more of its assets in fewer issuers.	Absence of regulation risk, asset-backed securities risk, borrowing risk, call risk, commodities risk, credit risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, extension risk, foreign investment risk, high yield, lower-grade debt securities risk, industry focus risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, over-the counter risk, other investment companies risk, price volatility risk, sector risk, securities lending risk, and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Asia/Pacific (Hong Kong) Limited	ING Greater China Fund	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and equity-related securities (including common and preferred stocks, convertible securities, warrants, and convertible bonds) of issuers that: (i) are located in the Greater China region; (ii) derive at least 50% of their revenue from the Greater China region; (iii) have at least 50% of their assets in the Greater China region; or (iv) are principally traded in the Greater China region. The Greater China region consists of China, Hong Kong and Taiwan. May invest in "growth" and "value" securities. The fund is non-diversified. May engage in currency hedging. May invest up to 10% of its assets in warrants, and up to 20% of its assets in fixed-income securities. May invest in ADRs , International Depositary Receipts, and GDRs. The Fund may invest in derivatives including futures and forward contracts; options on futures contracts; foreign currencies; securities and stock indices; structured notes and indexed securities; swaps, caps, floors and collars. May invest up to 15% of net assets in illiquid securities, other restricted securities that are illiquid, and Rule 144A securities. The Fund may invest in initial public offerings. May invest in other investment companies to the extent permitted under 1940 Act.	Convertible securities risk, debt securities, derivatives risk, diversification risk, foreign investment risk, geographic focus risk, inability to sell securities risk, initial public offerings risk, liquidity risk, other investment companies risk, price volatility restricted and illiquid securities risk, value investing risk, and securities lending risk.

33

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING International Growth Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the United States. Invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in companies located in countries with emerging securities markets. May invest in government debt securities of developed foreign countries. May invest up to 35% of its assets in securities of U.S. issuers including investment-grade government and corporate debt securities. May invest in derivatives, including futures, and other investment companies, including ETFs to the extent permitted under the 1940 Act. May employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, liquidity risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and sovereign debt risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING International Index Portfolio	Investment results that correspond to the total return of the Morgan Stanley Capital International Europe, Australasia, and Far East Index® ("MSCI EAFE").	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies and convertible securities that are convertible into stocks included in the MSCI EAFE® Index and other derivatives whose economic returns are, by design, closely equivalent to the returns of the MSCI EAFE® Index or its components and ETFs. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the MSCI EAFE® Index and to provide equity exposure to the portfolio's cash position. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, foreign investing risk, inability to sell securities risk, index strategy risk, other investment companies risk, price volatility risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Janus Capital Management LLC	ING Janus Contrarian Portfolio	Capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The portfolio is non-diversified. May also invest in foreign equity and debt securities, (either directly or through depositary receipts) up to 20% in high-yield debt securities (junk bonds); derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%) and may invest more than 25% of its total assets in securities of companies in one or more market sectors. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, liquidity risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, other investment companies risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk, special situations risk, and value investing risk.

34

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Emerging Markets Equity Portfolio	Capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately-placed securities and other investment companies. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May invest in derivatives. May invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. May also invest in high-quality, short-term money market instruments and repurchase agreements. May invest in debt securities, including high-yield securities which are below investment grade (junk bonds) and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. May enter into dollar rolls. May invest in less developed countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, market and company risk, mortgage-related securities risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Mid Cap Value Portfolio	Growth from capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid- capitalization companies (those with market capitalizations between $1 billion and $20 billion) that the sub-adviser believes are undervalued. Normally invests in securities that are traded on registered exchanges or the over-the-counter market in the United States. May invest in other equity securities, including preferred stocks, convertible securities, foreign securities (including depositary receipts) and derivatives. May invest in other investment companies to the extent permitted under the 1940 Act. The portfolio is non-diversified and may invest a significant portion of its assets in a single issuer.	Convertible securities risk, depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, investment style risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, OTC investment risk, price volatility risk, securities lending risk, and value investing risk.

35

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Small Cap Core Equity Portfolio	Capital growth over the long term.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in: foreign securities, including depositary receipts, convertible securities and high-quality money market instruments and repurchase agreements. Investments in equity securities may include. May invest in REITs derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Value Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid- and large-capitalization companies (mid-capitalization companies are those with market capitalizations between $2 billion and $5 billion and large-capitalization companies are those with a market capitalization over $5 billion). Equity securities in which the portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks. May invest in other investment companies to the extent permitted under the 1940 Act. May invest in derivatives (including futures contracts, options and swaps), mortgage-related securities issued by government entities and private issuers, and high-quality money market instruments and repurchase agreements.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, interest rate risk, investment style risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, price volatility risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Julius Baer Investment Management LLC	ING Julius Baer Foreign Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities including common and preferred stocks, ADRs, EDRs, GDRs, convertible securities, rights, warrants and other investment companies, including ETFs. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in small- and mid-sized companies. May invest up to 35% of assets in issuers in emerging markets and may invest in debt securities (up to 10% in high-risk and high-yield, non-investment grade bonds). May invest in derivatives and may lend its portfolio securities. Will invest at least 65% of its assets in no fewer than three different countries located outside the United States. May use futures, swaps and warrants.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, interest rate risk, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, price volatility risk, securities lending risk, small-capitalization company risk, and value investing risk.

36

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of emerging growth companies. May invest in securities of large, well-known companies, but may also invest in small- to medium-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest directly in foreign securities or in depositary receipts (including emerging market securities) and may have exposure to foreign currencies. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, currency risk, depositary receipts risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, issuer concentration risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, OTC investment risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities (including foreign securities), that may be listed on a securities exchange or traded in over-the-counter markets. Generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest in convertible and debt securities. May invest up to 25% of its assets in long-term debt securities, and up to 10% of its assets in high-yield debt securities (junk bonds). The portfolio is non-diversified and may invest a greater portion of its assets in a particular issuer.May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, market and company risk, market trends risk, mid-capitalization company risk, OTC investment risk, other investment companies risk, small-capitalization company risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: Lehman Brothers Asset Management, LLC	ING Lehman Brothers Aggregate Bond Index® Portfolio	Investment results that correspond to the total return of the Lehman Brothers Aggregate Bond Index® ("LBAB").	Invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade debt securities rated at least A by Moody's Investors Service, Inc. ("Moody's") or rated at least A by Standard & Poor's Rating Corporation ("S&P"), included in the LBAB Index, derivatives whose economic returns are, by design closely equivalent to the returns of the LBAB Index or its components and ETFs. May also invest in futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, derivatives risk, index strategy risk, interest rate risk, mortgage-related securities risk, other investment companies risk, prepayment risk, price volatility risk, securities lending risk, and U.S. government securities and obligations risk.

37

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds that are primarily limited maturity debt securities. Under normal market conditions, the portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody's or BBB- or better by S&P or if not rated, determined that they are of comparable quality. May also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates. A portion of the portfolio's assets may be invested in mortgage-backed and asset-backed debt securities. May borrow up to 10% of the value of its net assets. May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk, call risk, credit derivatives risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, market capitalization risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, sovereign debt risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the sub-adviser to present minimal credit risks. Obligations in which the portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies to the extent permitted under the 1940 Act.	Credit risk, foreign investment risk, inability to sell securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, sector risk, and U.S. government securities and obligations risk.

38

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Lord, Abbett & Co. LLC	ING Lord Abbett Affiliated Portfolio	Long-term growth of capital. Current income is a secondary objective.	Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (large companies are defined as those companies in the Russell 1000® Index) equity securities in which the portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. May invest up to 10% of its assets in foreign securities and also may invest in ADRs and similar depositary receipts, which are not subject to the 10% limit on investment. May invest in convertible bonds and convertible preferred stocks, and in derivatives and similar investments. May buy and sell options on securities indices for hedging or cross-hedging purposes and may sell covered call options on its portfolio securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities of companies of any size, selected for their long-term growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalizations of $4 billion or more). May also invest in foreign securities, including ADRs or other depositary receipts (including emerging markets) and forward foreign currency contracts, futures and options. May invest more than 25% of its total assets in securities of companies in a single market sector. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies to the extent permitted under the 1940 Act.	Depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment models risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, price volatility risk, sector risk, and securities lending risk.

39

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico International Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its total assets in common stocks of foreign companies selected for their long-term growth potential. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries not including the United States. May use options, futures and foreign currency contracts. May invest in emerging markets. Some issuers of securities in the portfolio may be based or economically tied to the United States. May invest up to 10% in fixed-income securities and up to 5% in high-yield bonds or mortgage- and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies to the extent permitted under the 1940 Act.	Credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, liquidity risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, mortgage-related securities risk, OTC investment risk, other investment companies risk, price volatility risk, restricted and illiquid securities risk, sector risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Massachusetts Financial Services Company	ING MFS Utilities Portfolio	Total return.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. Issuers in the utilities sector include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (not engaged in public broadcasting). May invest in companies of any size. May invest in U.S. and foreign securities, including emerging market securities. May also invest in derivatives and debt instruments, including lower quality debt instruments. May engage in frequent and active trading of portfolio securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, leveraging risk, market and company risk, maturity risk, mortgage-related securities risk, OTC investment risk, other investment companies risk, portfolio turnover risk, sector risk, securities lending risk, U.S. government securities and obligations risk, and utilities industry risk.

40

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Advisers: Schroder Investment Management North America, Inc. and American Century Global Investment Management, Inc.	ING Multi-Manager International Small Cap Portfolio	Maximum long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies (those that have market capitalization that falls within the range of companies in the MSCI EAFE® Small Cap Index between $23 million and $7.9 billion.) Invests at least 65% of its assets in companies located outside the United States, including emerging markets. Invests primarily in common stocks or securities convertible into common stocks of international issuers but may invest from time to time in such instruments as in forward currency contracts, futures contracts, other investment companies, including ETFs, rights, ADRs, and GDRs.	Convertible securities risk, currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment models risk, initial public offerings risk, manager risk, market and company risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Partners Portfolio	Capital growth.	Invests mainly in common stocks of mid- to large-capitalization companies (mid-capitalization companies are considered to be those with total market capitalizations within the Russell Midcap® Index ranged between $479 million and $42 billion; and large-capitalization companies are considered to be those with total market capitalizations within the Russell 1000® Index ranged between $479 million and $511 billion. May invest a portion of its assets in derivative instruments, including options and futures. May also invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, price volatility risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Global Portfolio	Capital appreciation.	Invests mainly in companies in the United States and foreign countries. Currently emphasizes investments in developed markets, but may also invest in emerging markets. The portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The portfolio will invest in a number of different countries (one of which may be the United States). May invest up to 15% of its assets in illiquid or restricted securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Asset allocation risk, currency risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, growth investing risk, industry focus risk, liquidity risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

41

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Main Street Portfolio®	Long-term growth of capital and future income.	Invests mainly in equity securities of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stocks. May also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, debt securities risk, equity securities risk, inability to sell securities risk, investment models risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Strategic Income Portfolio	High level of current income principally derived from interest on debt securities.	Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower-grade high-yield securities of U.S. and foreign companies. Those debt securities include foreign government and U.S. government bonds and notes, collateralized mortgage obligations, other mortgage- and asset-backed securities, participation interest in loans, structured notes, lower-grade, high-yield debt obligations and zero-coupon or stripped securities. May invest up to 100% of its assets in any one sector at any time. Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives. The portfolio does not concentrate 25% or more of its investments in the securities of any one foreign government or any one industry. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, credit derivatives risk, credit risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, sector allocation risk, securities lending risk, U.S. government securities and obligations risk, and zero-coupon risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Opportunistic Large Cap Growth Portfolio	Growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies (defined as companies that have market capitalizations of at least $3 billion). May invest in stocks of small- and mid-sized companies. May invest in derivatives of its assets. May invest up to 25% in foreign securities including ADRs. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, foreign investment risk, growth investing risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

42

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Opportunistic Large Cap Value Portfolio	Growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies (defined as companies that have market capitalizations of at least $3 billion. May also invest in small- and mid-sized companies. May invest up to 25% of its assets in foreign securities including ADRs. May invest in other investment companies to the extent permitted under the 1940 Act.	Foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, value investing risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO Core Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration normally varies within two years (plus or minus) of the LBAB Index. May invest in derivatives based on fixed-income instruments, including swaps. Primarily invests in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (junk bonds). May invest up to 30% of its total assets in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated of foreign issuers. Foreign currency exposure normally will be limited to 20% of the portfolio's total assets. May invest up to 15% of its total assets in emerging market countries. May invest in fixed-income instruments and in derivatives based on fixed-income instruments, including swaps. May engage in short sales.	Borrowing risk, call risk, convertible securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, market and company risk, maturity risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk, short sales risk, and U.S. government securities and obligations risk.

43

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO High Yield Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities (junk bonds) which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements rated below investment grade but rated at least CCC/Caa by Moody's, S&P, or Fitch Ratings, or if unrated, determined to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities. The remainder of assets may be invested in investment grade fixed-income investments. May invest up to 20% in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries). May invest in fixed-income instruments. May invest in derivatives based on fixed-income instruments, including swaps and its net exposure to derivative securities may be equal to up to 100% of its total assets. May also engage in short sales. May invest all of its assets in mortgage- or asset-backed securities. May, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk, call risk, convertible securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, market and company risk, maturity risk, mortgage-related securities risk, other investment companies risk, securities lending risk, short-sales risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Equity Income Portfolio	Current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. Income-producing equity securities include common stocks, preferred stocks, equity-based ETFs and equity interests in REITs. May invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging markets issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks. May invest up to 10% of its net assets in below investment grade debt securities, including convertible debt securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, emerging markets risk, equity securities risk, foreign securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and value investing risk.

44

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Fund Portfolio	Reasonable income and capital growth.	Invests in a broad list of carefully selected securities believed to be reasonably priced rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks, convertible debt and other equity instruments such as ETFs that invest primarily in equity securities, equity interests in REITs, depositary receipts, warrants, rights and preferred stocks. May invest up to 20% of its assets in REITs and up to 25% of its assets in foreign issuers. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer High Yield Portfolio	Maximize total return through income and capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment grade (high-yield) debt securities and preferred stocks. May invest in other investment companies, including ETFs and REITs. Invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. May invest more than 25% of its assets in the same market segment, such as financials, technology or capital goods. May invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. May invest up to 15% of its assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the portfolio's return. May invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.	Call risk, convertible securities risk, credit derivatives risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, real estate investment trusts risk, sector risk, securities lending risk, value investing risk, and zero-coupon risk.

45

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Mid Cap Value Portfolio	Capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-size companies (defined as those companies with market capitalizations of companies included in the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index). Equity securities in which the portfolio invests include common and preferred stocks, depositary receipts, convertible debt, that invest in equity securities, and equity interests in REITs. May invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Real Estate Fund	Total return consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. REITs and real estate companies. May invest in companies of any market capitalization; however it will generally not invest in companies with market capitalization of less than $100 million. May invest in initial public offerings, convertible securities, and Rule 144A securities. The portfolio is non-diversified.	Convertible securities risk, diversification risk, inability to sell securities risk, initial public offerings risk, market trends risk, price volatility risk, real estate investment trusts risk, real estate risk, restricted and illiquid securities risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management, Co.	ING RussellTM Large Cap Index Portfolio	Investment results that correspond to the total return of the Russell Top 200® Index.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in and convertible securities that are convertible into stocks included in the Russell Top 200® Index. May invest in other derivatives whose economic returns are, by design, closely equivalent to the returns of the Russell Top 200® Index, or its components and ETFs. May also invest in stock index futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, index strategy risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management, Co.	ING RussellTM Mid Cap Index Portfolio	Investment results that correspond to the total return of the Russell Midcap® Index.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks and convertible securities convertible into stocks included in the Russell Midcap® Index. May invest in other derivatives whose economic returns are, by design, closely equivalent to the returns of the Russell Midcap® Index or its components and ETFs. May also invest in stock index futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, inability to sell securities risk, index strategy risk, mid-sized companies risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

46

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management, Co.	ING RussellTM Small Cap Index Portfolio	Investment results that correspond to the total return of the Russell 2000® Index.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in and convertible securities that are convertible into stocks included in the Russell 2000® Index. May invest in other derivatives whose economic returns are, by design, closely equivalent to the returns of the Russell 2000® Index or its components and ETFs. May also invest in stock index futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, inability to sell securities risk, index strategy risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and small-sized companies risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Templeton Investment Counsel, LLC	ING Templeton Foreign Equity Portfolio	Long-term capital growth.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in ADRs, GDRs and EDRs. May also have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies. May use derivatives and may invest up to 5% of its total assets in swap agreements, put and call options and collars. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, manager risk, market and company risk, price volatility risk, other investment companies risk, sector risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The portfolio also invests in depositary receipts and derivatives, including up to 5% in options and swap agreements. May invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, securities lending risk, sovereign debt risk, and value investing risk.

47

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Thornburg Investment Management	ING Thornburg Value Portfolio	Capital appreciation.	Invests at least 65% of its net assets in domestic equity securities primarily common stocks, but also convertible securities selected on a value basis. May also own a variety of securities, including foreign equity and debt securities and domestic debt securities. May have exposure to emerging markets. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, depositary receipts risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests among three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as junk bonds), and money market instruments. Invests primarily in common stocks of established U.S. companies believed to have potential for growth. Common stocks typically comprise at least half of the portfolio's assets. Debt securities and convertible bonds may often constitute a significant portion of the portfolio's investment portfolio. May purchase debt securities of any maturity and credit quality. Up to 25% of the portfolio's net assets may be invested in foreign equity securities. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund.	Asset allocation risk, borrowing risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, market and company risk, maturity risk, other investment companies risk, restricted and illiquid securities risk, securities lending risk, special situations risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the S&P MidCap 400 Index. Focuses on midsize companies. Most investments will be in U.S. common stocks but may also invest in foreign stocks, futures and options. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, and securities lending risk.

48

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities (including high-yield debt securities) and futures and options. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, market and company risk, other investment companies risk, securities lending risk, special situations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Growth Equity Portfolio	Long-term capital growth, and secondarily, increasing dividend income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks with a focus on growth companies. May also purchase foreign securities, hybrid securities, futures, and options. May have exposure to foreign currencies. Investments in foreign securities are limited to 30%. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, other investment companies risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Large Cap Equity Portfolio	Long-term growth of capital and future income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. large-capitalization companies (defined as those with a market capitalization within the range of the Russell 1000® Index). Equity investments include dividend-paying securities, common stocks and preferred stocks. Emphasizes large-capitalization stocks, but may hold small- and mid-capitalization stocks. May invest in use options, futures and other derivatives, and ETFs. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, equity securities risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, OTC investment risk, securities lending risk, small-capitalization company risk, and value investing risk.

49

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Small Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. small-capitalization companies (those companies with market capitalizations of $2.5 billion or less at the time of purchase). Equity securities may include common stocks and preferred stocks. May invest up to 20% of its net assets in foreign securities and also invest in derivatives including forward currency contracts, options and futures, and ETFs. May also invest in emerging growth companies. May also invest a portion of its assets in securities outside the market capitalization range stated above. May invest in cash or cash equivalent instruments including shares of an affiliated investment company. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, emerging growth risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market trends risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Capital Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities primarily of growth-oriented companies. May invest up to 25% of its assets in foreign securities including emerging market securities. May invest up to 10% of its assets in REITs. May purchase and sell derivative instruments such as options, futures, and options on futures. May invest in other investment companies to the extent permitted under the 1940 Act.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, other investment companies risk, real estate investment trusts risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Comstock Portfolio	Capital growth and income.	Invests in equity securities, including common stocks, preferred stocks and convertible securities. May invest, up to 15% of its assets, in REITs. May invest up to 25% of assets in foreign securities. May also invest, without limitation, in ADRs. May purchase and sell certain derivatives. Generally holds up to 10% of assets in high-quality, short-term debt securities and investment grade corporate debt securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

50

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities. Invests primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Invests at least 65% in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. May invest up to 15% in REITs and up to 25% in foreign securities. May purchase and sell certain derivative instruments such as options, futures contracts, options on futures contracts, structured notes and other types of structered investments, and swaps. May invest in other investment companies to the extent permitted under the 1940 Act.	Asset allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, liquidity risk, manager risk, market and company risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Global Franchise Portfolio	Long-term capital appreciation.	Invests primarily in equity securities of companies of any size located throughout the world, based on a value investing approach. Invests at least 65% in securities of issuers from a number of different countries, which may include the United States. May invest in derivatives, which may include forward contracts, futures contracts, options, swaps, and structured notes. The portfolio is non-diversified. May invest in other investment companies to the extent permitted under the 1940 Act.	Currency risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Growth and Income Portfolio	Long-term growth of capital and income.	Invests primarily in what the sub-adviser believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in nonconvertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by S&P or by Moody's. Although the portfolio may invest in companies of any size, the sub-adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. May invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers. May purchase and sell certain derivative instruments, such as options, futures and options on futures. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and small-capitalization company risk.

51

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Real Estate Portfolio	Capital appreciation. Current income is a secondary objective.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies in U.S. real estate industry that are listed on national exchanges or the NASDAQ. May invest up to 25% of assets in financial institutions that issue or service mortgages, and up to 20% of assets in high-yield debt securities and convertible bonds. May invest in equity, debt or convertible securities whose products are related to the real estate industry, mortgage- and asset-backed securities and covered options on securities and stock indices. The portfolio is non-diversified.	Asset allocation risk, asset-backed securities risk, call risk, convertible securities risk, debt securities risk, derivatives risk, diversification risk, equity securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, industry focus risk, market and company risk, mortgage-related securities risk, other investment companies risk, real estate investment trusts risk, sector risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Balanced Portfolio	Maximize investment return with reasonable safety of principal.	Invests in a mixture of equity securities such as common and preferred stocks, debt such as bonds, mortgage-related and other asset-backed securities, U.S. government securities and money market instruments. Typically maintains 75% in equities and at least 25% in debt (including money market instruments). May also invest in convertible securities, foreign debt securities and derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Asset allocation risk, convertible securities risk, debt securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth and Income Portfolio	Maximize total return.	Invests at least 65% of its total assets in common stocks believed to have significant potential for capital appreciation or income growth or both. Emphasizes stocks of larger companies. May invest up to 25% in foreign securities. May invest in derivatives, including but not limited to, put and call options. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the MSCI EAFE® Index, ETFs, and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in convertible securities included in the MSCI EAFE® Index. At any one time, the sub-adviser generally includes in the portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, index strategy risk, investment models risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, portfolio turnover risk, and securities lending risk.

52

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index") while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities included in the S&P 500® Index and have a market capitalization of at least $3 billion. May invest in derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index"), while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the S&P MidCap 400 Index. May invest in derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, mid-capitalization company risk, other investment companies risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"), while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the S&P SmallCap 600 Index and have a market capitalization of between $56 million and $5 billion. May invest in derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, other investment companies risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds including but not limited to, corporate, government, and mortgage bonds which are rated investment grade. May invest a portion of assets in high-yield (high-risk) debt securities, commonly known as junk bonds. May invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, securities denominated in foreign securities, mortgage- and asset-backed securities, options and future contracts involving securities, security indices and interest rates including options and futures contracts denominated in foreign currencies. May engage in dollar roll transactions and swap agreements. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, credit risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk, and U.S. government securities and obligations risk.

53

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Value Portfolio	Long-term capital appreciation.	Invests at least 65% of its assets in equity securities of issuers located in a number of different countries outside of the United States. Invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in emerging markets countries. May invest in government debt securities of developed foreign countries. May invest up to 35% of assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. May invest in derivative instruments including futures, options and swaps. May invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act.	Convertible securities risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, inability to sell securities risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP MidCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies (defined as those whose market capitalizations fall within the range of companies in the Russell MidCap® Growth Index) believed to have growth potential. May also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, foreign investment risk, inability to sell securities risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. REITs and real estate companies. May invest in companies of any market capitalization; however it will generally not invest in companies with market capitalizations of less than $100 million. May invest in initial public offerings, convertible securities, and Rule 144A securities. The portfolio is non-diversified. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, diversification risk, inability to sell securities risk, industry focus risk, initial public offerings risk, market trends risk, other investment companies risk, price volatility risk, real estate investment trusts risk, restricted and illiquid securities risk, and securities lending risk.

54

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Small Company Portfolio	Growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies (defined as those included in the S&P SmallCap 600 Index or the Russell 2000® Index or if not included in either index, have market capitalizations between $66 million and $3.66 billion). May invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP SmallCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of smaller, lesser-known U.S. companies (defined as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index). May invest in other investment companies to the extent permitted under the 1940 Act.	Inability to sell securities risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Small Cap Disciplined Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-capitalization companies (companies whose market capitalization is similar to that of companies in the Russell 2500(TM) Index at the time of purchase). May invest in any sector, and at times, the sub-adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, other investment companies risk, sector risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	Investment returns that closely correspond to the price and yield performance of the WisdomTreeSM Global High- Yielding Equity Index	Invests at least 95% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in and derivatives (including futures) whose economic returns are, by design, closely equivalent to the returns of the WisdomTreeSM Global High-Yielding Equity Index. May also invest in shares of other investment companies to the extent permitted under the 1940 Act, including ETFs.	Derivatives risk, foreign investment risk, index strategy risk, interest rate risk, other investment companies risk, and price volatility risk.

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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle Portfolios:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the LifeStyle Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a Portfolio.

ING Investments has informed the Trust's Board of Trustees ("Board") that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Asset Allocation Risk. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made

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by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Asset-Backed Securities Risk. Certain Underlying Funds may invest in asset-backed securities. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by an Underlying Fund will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. An Underlying Fund's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities Risk. Certain Underlying Funds invest in commodities. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Credit Derivatives Risk. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

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Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the 1940 Act. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in an Underlying Fund's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from

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time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in ADRs, EDRs, and GDRs, it is subject to risks of foreign investments, and it may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline Risk. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published

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financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

Index Strategy Risk. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Industry Focus Risk.  An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

Inflation-Index Bonds Risk. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Underlying Fund's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds Risk. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large

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inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios or other investment companies. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the "1940 Act" or under the terms of an exemptive order granted by the SEC.

Investment Models Risk. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

Issuer Concentration Risk. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Leveraging Risk. Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets on the books of the Underlying Fund or otherwise cover the transactions. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases or decreases in the value of an Underlying Fund's portfolio will be magnified when the Underlying Fund uses leverage. An Underlying Fund will also have to pay interest on its borrowings, reducing the Underlying Fund's return. This interest expense may be greater than an Underlying Fund's return on the underlying investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount"

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to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in small- and mid-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Natural Resources Risk. Certain Underlying Funds invest in securities of companies involved in natural resources. These securities of may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include ETFs and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies

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(including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest their assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. An Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market

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may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Risk Arbitrage Securities and Distressed Companies Risk. Certain Underlying Funds, and in particular the ING Franklin Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Underlying Fund's Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger or other restructuring, tender or exchange offer proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Underlying Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, an Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable

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period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

When Issued and Delayed Delivery Securities and Forward Commitments Risk. An Underlying Fund may purchase or sell securities that it is entitled to receive on a when issued basis. An Underlying Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security an Underlying Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Underlying Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Zero-Coupon Risk. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

Management and Other Service Providers

Management of the LifeStyle Portfolios

Adviser. ING Investments serves as the investment adviser to each of the LifeStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments became an investment management firm in April 1995. As of December 31, 2007, ING Investments managed approximately $54 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments may engage one or more sub-advisers to provide the day-to-day management of the LifeStyle Portfolios. A sub-adviser may be an affiliate of ING Investments, or may be independent. ING Investments acts as a "manager-of-managers" for the LifeStyle Portfolios. ING Investments may delegate to the sub-adviser of the LifeStyle Portfolios the responsibility for investment management, subject to ING Investments' oversight. ING Investments would be responsible for monitoring the investment program and performance of the sub-adviser of the LifeStyle Portfolios.

From time to time, ING Investments could also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the LifeStyle Portfolios' Board. It is not expected that ING Investments would normally

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recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The LifeStyle Portfolios and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the LifeStyle Portfolios' Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the LifeStyle Portfolios' shareholders. The LifeStyle Portfolios would notify shareholders of any change in the identity of the sub-adviser of the LifeStyle Portfolios or the addition of a sub-adviser to the LifeStyle Portfolios. In this event, the name of a LifeStyle Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a LifeStyle Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each LifeStyle Portfolio, ING Investments received a management fee equal to 0.14% of each LifeStyle Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2007.

Asset Allocation Committee. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The members of the Asset Allocation Committee are: Williams A. Evans, Michael J. Roland and Paul Zemsky. The Asset Allocation Committee considers the quarterly and annual recommendations of Ibbotson Associates and ING IM, reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations. William A. Evans has been on the Asset Allocation Committee since May 2004. Michael J. Roland has been on the Asset Allocation Committee since April 2007. Paul Zemsky has been on the Asset Allocation Committee since December 31, 2007.

The members of the Asset Allocation Committee are: William A. Evans, Michael J. Roland, and Paul Zemsky.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Michael J. Roland has been Executive Vice President, ING Funds since 2002 and Executive Vice President, ING Investments, LLC, since 2001. Mr. Roland has been with ING since June of 1998 and has held various positions within ING relating to ING's mutual funds administration.

Paul Zemsky is the head of ING's Multi-Asset Strategies & Solutions Group. He joined ING Investment Management Co. in 2005 as Head of Derivative Strategies. Prior to joining ING, Mr. Zemsky held a number of key positions at J.P. Morgan Investment Management where he worked for 18 years.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the LifeStyle Portfolios.

Consultants

Information about Ibbotson Associates. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

Information about ING Investment Management Co.

ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2007, ING IM managed approximately $73.5 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York, 10169.

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Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganizaation was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contracted obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

Service Fees

The Trust has entered into a Shareholder Services Plan (the "Plan") for the Class S shares of each Portfolio of the Trust. The Plan allows ING Funds Distributor, the distributor, to use payments under the Plan for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S Shares of the LifeStyle Portfolios. Services that may be provided under the Plan include, among other things, providing information about the LifeStyle Portfolios and delivering Portfolio documents. Under the Plan, each Portfolio makes payments to ING Funds Distributor at an annual rate of up to 0.25% of the portfolio's average daily net assets attributable to its Class S shares.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the LifeStyle Portfolios' Plan, the LifeStyle Portfolios' Adviser or Distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the LifeStyle Portfolios by those companies. The LifeStyle Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle Portfolios.

The distributing broker-dealer for the LifeStyle Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the LifeStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those LifeStyle Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in LifeStyle Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the LifeStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle Portfolios, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

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Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

Information for Investors

About Your Investment

The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the LifeStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

Each Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The LifeStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed ING Investments to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days.

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The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment options.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The LifeStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The LifeStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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Purchase and Redemption of Shares

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The LifeStyle Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the LifeStyle Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios' administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The LifeStyle Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a LifeStyle Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity would be harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

70

Information for Investors (continued)

Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the LifeStyle Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.

Portfolio Holdings Disclosure Policy

A description of the LifeStyle Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the next calendar month or until the LifeStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.

Additional Information about the LifeStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

71

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's Class S shares' financial performance for the past 5 years or, if shorter, for the period of the Portfolio class's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been derived from the LifeStyle Portfolios' financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the LifeStyle Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

ING LifeStyle Conservative Portfolio

Class S
October 31, 2007(1) to December 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.07
Net realized and unrealized loss on investments	$(0.15)
Total from investment operations	$(0.08)
Net asset value, end of period	$9.92
Total Return(2)%	(0.80)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	35.74
Net expenses after expense reimbursement(3)(4)(5)%	0.39
Net investment income after expense reimbursement(3)(4)(5)%	4.47
Portfolio turnover rate %	3

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
*  Calculated using average number of shares outstanding throughout the period.

72

Financial Highlights (continued)

ING LifeStyle Moderate Portfolio

	Class S
	Year Ended December 31,						May 3, 2004(1) to December 31,
	2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$12.36		11.37		10.93		10.04
Income from investment operations:
Net investment income	$0.26	*	0.22	*	0.24	*	0.17
Net realized and unrealized gain on investments	$0.36		1.07		0.34		0.72
Total from investment operations	$0.62		1.29		0.58		0.89
Less distributions from:
Net investment income	$0.19		0.12		0.09		—
Net realized gains on investments	$0.23		0.18		0.05		—
Total distributions	$0.42		0.30		0.14		—
Net asset value, end of period	$12.56		12.36		11.37		10.93
Total Return(2)%	4.99		11.42		5.36		8.86
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1,336,134		931,819		527,133		210,753
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.41		0.35		0.16		0.19
Net expenses after expense reimbursement(3)(4)(5)%	0.39		0.32		0.14		0.14
Net investment income after expense reimbursement(3)(4)(5)%	2.06		1.99		2.15		5.82
Portfolio turnover rate %	47		19		44		34

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
*  Calculated using average number of shares outstanding throughout the period.

73

Financial Highlights (continued)

ING LifeStyle Moderate Growth Portfolio

	Class S
	Year Ended December 31,						May 3, 2004(1) to December 31,
	2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$12.80		11.58		11.07		10.02
Income from investment operations:
Net investment income	$0.20	*	0.17	*	0.20	*	0.14
Net realized and unrealized gain on investments	$0.40		1.36		0.43		0.91
Total from investment operations	$0.60		1.53		0.63		1.05
Less distributions from:
Net investment income	$0.16		0.11		0.07		—
Net realized gains on investments	$0.30		0.20		0.05		—
Total distributions	$0.46		0.31		0.12		—
Net asset value, end of period	$12.94		12.80		11.58		11.07
Total Return(2)%	4.66		13.43		5.80		10.48
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3,036,787		2,189,016		1,257,476		452,111
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.41		0.35		0.16		0.19
Net expenses after expense reimbursement(3)(4)(5)%	0.39		0.32		0.14		0.14
Net investment income after expense reimbursement(3)(4)(5)%	1.50		1.47		1.76		4.63
Portfolio turnover rate %	37		20		41		35

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

74

Financial Highlights (continued)

ING LifeStyle Growth Portfolio

	Class S
	Year Ended December 31,						May 3, 2004(1) to December 31,
	2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$13.45		11.94		11.25		10.07
Income from investment operations:
Net investment income	$0.12	*	0.10	*	0.12	*	0.08
Net realized and unrealized gain on investments	$0.42		1.71		0.64		1.10
Total from investment operations	$0.54		1.81		0.76		1.18
Less distributions from:
Net investment income	$0.13		0.06		0.04		—
Net realized gains on investments	$0.34		0.24		0.03		—
Total distributions	$0.47		0.30		0.07		—
Net asset value, end of period	$13.52		13.45		11.94		11.25
Total Return(2)%	3.89		15.45		6.81		11.72
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3,952,227		2,770,370		1,387,102		472,708
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.41		0.35		0.16		0.19
Net expenses after expense reimbursement(3)(4)(5)%	0.39		0.32		0.14		0.14
Net investment income after expense reimbursement(3)(4)(5)%	0.88		0.88		1.09		2.67
Portfolio turnover rate %	37		21		43		30

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

75

Financial Highlights (continued)

ING LifeStyle Aggressive Growth Portfolio

	Class S
	Year Ended December 31,					May 3, 2004(1) to December 31,
	2007	2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$14.08	12.22		11.37		10.06
Income from investment operations:
Net investment income	$0.03	0.02	*	0.04	*	0.02
Net realized and unrealized gain on investments	$0.46	2.16		0.84		1.29
Total from investment operations	$0.49	2.18		0.88		1.31
Less distributions from:
Net investment income	$0.09	0.02		0.01		—
Net realized gains on investments	$0.52	0.30		0.02		—
Total distributions	$0.61	0.32		0.03		—
Net asset value, end of period	$13.96	14.08		12.22		11.37
Total Return(2)%	3.25	18.13		7.77		13.02
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1,360,885	1,157,676		678,699		213,366
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.41	0.35		0.16		0.19
Net expenses after expense reimbursement(3)(4)(5)%	0.39	0.32		0.14		0.14
Net investment income after expense reimbursement(3)(4)(5)%	0.29	0.18		0.31		0.62
Portfolio turnover rate %	35	24		48		23

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

76

TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona 85258-2034, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/28/08  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Service 2 Class

This Prospectus is designed to help you make informed decisions about investments in the ING LifeStyle Portfolios listed below (each a "Portfolio" and collectively, the "LifeStyle Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING LifeStyle Conservative Portfolio

ING LifeStyle Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Aggressive Growth Portfolio

NOT ALL LIFESTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service 2 Class shares of the LifeStyle Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the LifeStyle Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the LifeStyle Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the LifeStyle Portfolios

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The LifeStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" section later in this Prospectus.

Shares of the LifeStyle Portfolios are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio.

This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, LLC and ING Investments, each of which is an indirect subsidiary of ING Groep.

ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:

1.   In the first stage, the mix of asset classes, i.e. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

2.  In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying

2

Introduction (continued)

Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Portfolio. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

Consultants

The LifeStyle Portfolios also have consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates, has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. Both ING IM and ING Investments are indirect, wholly-owned subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for each Portfolio.

3

Description of the Portfolios

LifeStyle Portfolios at a Glance

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 6.

	ING LifeStyle Conservative Portfolio	ING LifeStyle Moderate Portfolio	ING LifeStyle Moderate Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC

Investment Profile	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	You want the opportunity for long-term moderate growth.

	Shorter Investment Horizon		Longer Investment Horizon

Investment Objective	Growth of capital and current income.	Growth of capital and current income.	Growth of capital and a low to moderate level of current income.

Main Investments	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

	ING LifeStyle Conservative Portfolio		ING LifeStyle Moderate Portfolio		ING LifeStyle Moderate Growth Portfolio
Underlying Asset Allocation Targets (as of April 30, 2008)(1)	U.S. Large-Capitalization Growth		U.S. Large-Capitalization Growth		U.S. Large-Capitalization Growth

	Stocks	6.5%	Stocks	7.5%	Stocks	9.5%

	U.S. Large-Capitalization Value		U.S. Large-Capitalization Value		U.S. Large-Capitalization Value

	Stocks	9.5%	Stocks	12.0%	Stocks	14.0%

	U.S. Mid-Capitalization Growth		U.S. Mid-Capitalization Growth		U.S. Mid-Capitalization Growth

	Stocks	2.0%	Stocks	2.0%	Stocks	3.0%

	U.S. Mid-Capitalization Value		U.S. Mid-Capitalization Value		U.S. Mid-Capitalization Value

	Stocks	2.0%	Stocks	3.0%	Stocks	3.5%

	U.S. Small-Capitalization Growth		U.S. Small-Capitalization Growth		U.S. Small-Capitalization Growth

	Stocks	0.0%	Stocks	2.0%	Stocks	2.5%

	U.S. Small-Capitalization Value		U.S. Small-Capitalization Value		U.S. Small-Capitalization Value

	Stocks	0.0%	Stocks	3.0%	Stocks	3.5%

	International Large-Capitalization		International Large-Capitalization		International Large-Capitalization

	Stocks	6.0%	Stocks	10.0%	Stocks	14.0%

	International Small-Capitalization		International Small-Capitalization		International Small-Capitalization

	Stocks	2.0%	Stocks	3.0%	Stocks	4.0%

	Emerging Markets Stocks	0.0%	Emerging Markets Stocks	1.0%	Emerging Markets Stocks	2.0%

	U.S. Real Estate Stocks (REITS)	1.0%	U.S. Real Estate Stocks (REITS)	4.0%	U.S. Real Estate Stocks (REITS)	5.0%

	International Real Estate Stocks	0.0%	International Real Estate Stocks	1.0%	International Real Estate Stocks	2.0%

	Emerging Market Bonds	6.0%	Emerging Market Bonds	5.0%	Emerging Market Bonds	4.0%

	High-Yield Bonds	7.0%	High-Yield Bonds	5.0%	High-Yield Bonds	5.0%

	Bonds	38.0%	Bonds	25.0%	Bonds	21.0%

	Treasury Inflation Protected

	Securities ("TIPS")	6.0%	TIPS	4.0%	TIPS	2.0%

	Short-Term Bonds	8.0%	Short-Term Bonds	6.0%	Short-Term Bonds	2.0%

	Commodities/Alternatives	2.0%	Commodities/Alternatives	2.5%	Commodities/Alternatives	3.0%

	Cash Equivalents	4.0%	Cash Equivalents	4.0%	Cash Equivalents	0.0%

	Lower Risk		Higher Risk

Main Risks
The LifeStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Debt Securities Risk, Equity Securities Risk, Foreign Investment Risk, Growth Investing Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Market and Company Risk, Other Investment Companies Risk, Price Volatility Risk, U.S. Government Securities and Obligations Risk and Value Investing Risk.	Credit Risk, Debt Securities Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Debt Securities Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Interest Rate Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.

(1)  Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

4

Description of the Portfolios (continued)

	ING LifeStyle Growth Portfolio	ING LifeStyle Aggressive Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC

Investment Profile	You seek an investment geared for growth and can tolerate short-term market-swings.	You are an aggressive investor and are willing to accept above average risk.

Shorter Investment Horizon		Longer Investment Horizon

Investment Objective	Growth of capital and some current income.	Growth of capital.

Main Investments	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

	ING LifeStyle Growth Portfolio	ING LifeStyle Aggressive Growth Portfolio

Underlying Asset Allocation Targets (as of April 30, 2008)(1)	U.S. Large-Capitalization Growth Stocks	11.5%	U.S. Large-Capitalization Growth Stocks	15.5%

	U.S. Large-Capitalization Value Stocks	14.5%	U.S. Large-Capitalization Value Stocks	18.5%

	U.S. Mid-Capitalization Growth Stocks	4.0%	U.S. Mid-Capitalization Growth Stocks	5.0%

	U.S. Mid-Capitalization Value Stocks	5.0%	U.S. Mid-Capitalization Value Stocks	6.0%

	U.S. Small-Capitalization Growth Stocks	5.5%	U.S. Small-Capitalization Growth Stocks	6.0%

	U.S. Small-Capitalization Value Stocks	6.0%	U.S. Small-Capitalization Value Stocks	7.0%

	International Large-Capitalization Stocks	15.0%	International Large-Capitalization Stocks	19.0%

	International Small-Capitalization Stocks	5.0%	International Small-Capitalization Stocks	7.0%

	Emerging Markets Stocks	3.0%	Emerging Markets Stocks	4.0%

	U.S. Real Estate Stocks (REITS)	6.0%	U.S. Real Estate Stocks (REITS)	5.5%

	International Real Estate Stocks	2.0%	International Real Estate Stocks	2.5%

	Emerging Market Bonds	3.0%	Emerging Market Bonds	0.0%

	High-Yield Bonds	3.0%	High-Yield Bonds	0.0%

	Bonds	12.0%	Bonds	0.0%

	TIPS	1.0%	TIPS	0.0%

	Short-Term Bonds	0.0%	Short-Term Bonds	0.0%

	Commodities/Alternatives	3.5%	Commodities/Alternatives	4.0%

	Cash Equivalents	0.0%	Cash Equivalents	0.0%

Lower Risk		Higher Risk

Main Risks
The LifeStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Debt Securities Risk, Emerging Markets Risk, Equity Securities Risk, Foreign Investment Risk, Interest Rate Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Equity Securities Risk, Foreign Investment Risk, Market and Company Risk, Mid-Capitalization Company Risk, Other Investment Companies Risk, Price Volatility Risk, Real Estate Investment Trusts Risk and Small-Capitalization Company Risk.

(1)  Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

5

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Conservative Portfolio

Investment Objective

Growth of capital and current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	6.5%
U.S. Large-Capitalization Value Stocks	9.5%
U.S. Mid-Capitalization Growth Stocks	2.0%
U.S. Mid-Capitalization Value Stocks	2.0%
International Large-Capitalization Stocks	6.0%
International Small-Capitalization Stocks	2.0%
U.S. Real Estate Stocks (REITs)	1.0%
Emerging Market Bonds	6.0%
High-Yield Bonds	7.0%
Bonds	38.0%
TIPS	6.0%
Short-term Bonds	8.0%
Commodities/Alternatives	2.0%
Cash Equivalents	4.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds

6

Description of the Portfolios (continued)

representing a single asset class than in the Portfolio or in a different LifeStyle Portfolio reflecting a different degree of risk tolerance.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Market and Company Risk
Other Investment Companies Risk
Price Volatility Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies," "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds," and "More Information on Risks" sections later in this Prospectus.

Performance

Since the Portfolio did not have a full year of operations as of December 31, 2007, annual performance information is not provided.

7

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Moderate Portfolio

Investment Objective

Growth of capital and current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	7.5%
U.S. Large-Capitalization Value Stocks	12.0%
U.S. Mid-Capitalization Growth Stocks	2.0%
U.S. Mid-Capitalization Value Stocks	3.0%
U.S. Small-Capitalization Growth Stocks	2.0%
U.S. Small-Capitalization Value Stocks	3.0%
International Large-Capitalization Stocks	10.0%
International Small-Capitalization Stocks	3.0%
Emerging Markets Stocks	1.0%
Real Estate Stocks (REITs)	4.0%
International Real Estate Stocks	1.0%
Emerging Market Bonds	5.0%
High-Yield Bonds	5.0%
Bonds	25.0%
TIPS	4.0%
Short-term Bonds	6.0%
Commodities/Alternatives	2.5%
Cash Equivalents	4.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

8

Description of the Portfolios (continued)

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies," "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds," and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart on the following page provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares (2005-2006) and Service 2 Class (2007) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

9

Description of the Portfolios (continued)

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter	2006	:	4.82%
Worst:	1	st Quarter	2005	:	(1.59)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's
Service 2 Class shares' and Class S shares' performance to those of two broad measures of market performance – the Russell 3000® Index, the Lehman Brothers® U.S. Aggregate Bond ("LBAB") Index and a composite index – consisting of 50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Citigroup 3-Month T-Bill Index is an unmanaged index of three-month Treasury bills. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
Service 2 Class Return	4.76%	5.98	%(1)	N/A
Russell 3000® Index	5.14%	8.34	%(2)	N/A
LBAB Index	6.97%	7.34	%(2)	N/A
50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index	5.98%	7.70	%(2)	N/A
Class S Return (adjusted)	4.84%	8.20	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A
LBAB Index	6.97%	4.93	%(2)	N/A
50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index	5.98%	7.68	%(2)	N/A

(1)  Service 2 Class shares commenced operations on May 9, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  The index returns for Service 2 Class shares are for the period beginning May 1, 2006. The index returns for Class S shares are for the period beginning May 1, 2004.

10

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Moderate Growth Portfolio

Investment Objective

Growth of capital and a low to moderate level of current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	9.5%
U.S. Large-Capitalization Value Stocks	14.0%
U.S. Mid-Capitalization Growth Stocks	3.0%
U.S. Mid-Capitalization Value Stocks	3.5%
U.S. Small-Capitalization Growth Stocks	2.5%
U.S. Small-Capitalization Value Stocks	3.5%
International Large-Capitalization Stocks	14.0%
International Small-Capitalization Stocks	4.0%
Emerging Markets Stocks	2.0%
U.S. Real Estate Stocks (REITs)	5.0%
International Real Estate	2.0%
Emerging Market Bonds	4.0%
High-Yield Bonds	5.0%
Bonds	21.0%
TIPS	2.0%
Short-term Bonds	2.0%
Commodities/Alternatives	3.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

11

Description of the Portfolios (continued)

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Interest Rate Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies," "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds," and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart on the following page provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares (2005-2006) and Service 2 Class shares (2007) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

12

Description of the Portfolios (continued)

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter	2006	:	5.75%
Worst:	1	st Quarter	2005	:	(2.39)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's
Service 2 Class shares' and Class S shares' performance to those of two broad measures of market performance – the Russell 3000® Index, the LBAB Index and a composite index – consisting of 60% Russell 3000® Index/40% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
Service 2 Class Return	4.49%	6.59	%(1)	N/A
Russell 3000® Index	5.14%	8.34	%(2)	N/A
LBAB Index	6.97%	7.34	%(2)	N/A
60% Russell 3000® Index/40% LBAB Index	6.02%	8.05	%(2)	N/A
Class S Return (adjusted)	4.52%	9.20	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A
LBAB Index	6.97%	4.93	%(2)	N/A
60% Russell 3000® Index/40% LBAB Index	6.02%	8.37	%(2)	N/A

(1)  Service 2 Class shares commenced operations on May 2, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  The index returns for Service 2 Class shares are for the period beginning May 1, 2006. The index returns for Class S shares are for the period beginning May 1, 2004.

13

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Growth Portfolio

Investment Objective

Growth of capital and some current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	11.5%
U.S. Large-Capitalization Value Stocks	14.5%
U.S. Mid-Capitalization Growth Stocks	4.0%
U.S. Mid-Capitalization Value Stocks	5.0%
U.S. Small-Capitalization Growth Stocks	5.5%
U.S. Small-Capitalization Value Stocks	6.0%
International Large-Capitalization Stocks	15.0%
International Small-Capitalization Stocks	5.0%
Emerging Markets Stocks	3.0%
U.S. Real Estate Stocks (REITs)	6.0%
International Real Estate	2.0%
Emerging Market Bonds	3.0%
High-Yield Bonds	3.0%
Bonds	12.0%
TIPS	1.0%
Commodities/Alternatives	3.5%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

14

Description of the Portfolios (continued)

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Interest Rate Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies," "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds," and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart on the following page provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares (2005-2006) and Service 2 Class shares (2007) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

15

Description of the Portfolios (continued)

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter	2006	:	6.96%
Worst:	1	st Quarter	2005	:	(3.06)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's
Service 2 Class shares' and Class S shares' performance to those of two broad measures of market performance – the Russell 3000® Index, the LBAB Index and a composite index – consisting of 80% Russell 3000® Index/20% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
Service 2 Class Return	3.70%	6.18	%(1)	N/A
Russell 3000® Index	5.14%	8.34	%(2)	N/A
LBAB Index	6.97%	7.34	%(2)	N/A
80% Russell 3000® Index/20% LBAB Index	5.60%	8.22	%(2)	N/A
Class S Return (adjusted)	3.73%	10.12	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A
LBAB Index	6.97%	4.93	%(2)	N/A
80% Russell 3000® Index/20% LBAB Index	5.60%	9.46	%(2)	N/A

(1)  Service 2 Class shares commenced operations on May 3, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  The index returns for Service 2 Class shares are for the period beginning May 1, 2006. The index returns for Class S shares are for the period beginning May 1, 2004.

16

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Aggressive Growth Portfolio

Investment Objective

Growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	15.5%
U.S. Large-Capitalization Value Stocks	18.5%
U.S. Mid-Capitalization Growth Stocks	5.0%
U.S. Mid-Capitalization Value Stocks	6.0%
U.S. Small-Capitalization Growth Stocks	6.0%
U.S. Small-Capitalization Value Stocks	7.0%
International Large-Capitalization Stocks	19.0%
International Small-Capitalization Stocks	7.0%
Emerging Markets Stocks	4.0%
U.S. Real Estate Stocks (REITs)	5.5%
International Real Estate	2.5%
Commodities/Alternatives	4.0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

17

Description of the Portfolios (continued)

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Equity Securities Risk
Foreign Investment Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies," "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds," and "More Information on Risks" sections later in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart on the following page provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares (2005-2006) and Service 2 Class shares (2007) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

18

Description of the Portfolios (continued)

Best and Worst Quarterly Returns during this Period:

Best:	4	th Quarter	2006	:	8.27%
Worst:	4	th Quarter	2007	:	(3.93)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's
Service 2 Class shares' and Class S shares' performance to that of a broad measure of market performance – the Russell 3000® Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. The index does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
Service 2 Class Return	3.11%	5.92	%(1)	N/A
Russell 3000® Index	5.14%	8.34	%(2)	N/A
Class S Return (adjusted)	3.11%	11.25	%(1)	N/A
Russell 3000® Index	5.14%	10.53	%(2)	N/A

(1)  Service 2 Class shares commenced operations on May 4, 2006. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  The index return for Service 2 Class shares is for the period beginning May 1, 2006. The index return for Class S shares is for the period beginning May 1, 2004.

19

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Service 2 Class shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by a Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.

Service 2 Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Services Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Net Operating Expenses
ING LifeStyle Conservative	0.14%	0.25%	0.25%	0.02%	0.57%	1.23%	(0.10)%	1.13%
ING LifeStyle Moderate	0.14%	0.25%	0.25%	0.02%	0.61%	1.27%	(0.10)%	1.17%
ING LifeStyle Moderate Growth	0.14%	0.25%	0.25%	0.02%	0.66%	1.32%	(0.10)%	1.22%
ING LifeStyle Growth	0.14%	0.25%	0.25%	0.02%	0.69%	1.35%	(0.10)%	1.25%
ING LifeStyle Aggressive Growth	0.14%	0.25%	0.25%	0.02%	0.73%	1.39%	(0.10)%	1.29%

(1)  This table shows the estimated operating expenses for Service 2 Class shares of each Portfolio as a ratio of expenses to average daily net assets. Because ING LifeStyle Conservative Portfolio did not have a full year of operations as of December 31, 2007, expenses are estimated for the current fiscal year. For all other Portfolios, expenses are based on each Portfolio's actual operating expenses for Service 2 Class shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the adviser to each Portfolio, has agreed.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the distribution (12b-1) fee for Service 2 Class shares of the LifeStyle Portfolios, so that the actual distribution fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)  Each LifeStyle Portfolio's Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2007. The amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(4)  ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage, extraordinary expenses and Acquired (Underlying) Fund Fees and Expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Waivers, Reimbursements and Recoupments. This amount is the 0.10% distribution (12b-1) fee waiver that footnote (2) explains in more detail. Pursuant to an expense limitation agreement the net operating expenses for ING LifeStyle Conservative Portfolio, ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio and ING LifeStyle Aggressive Growth Portfolio are 1.11%, 1.15%, 1.20%, 1.23% and 1.27%, respectively. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement. However, there can be no assurance that these limits will continue after May 31, 2008. For information regarding the expense limitation agreement for the LifeStyle Portfolios, please see the Statement of Additional Information.

20

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2007 except for ING Disciplined International SmallCap Fund, ING Emerging Markets Fixed Income Fund, and ING Greater China Fund which are as of October 31, 2007 and ING Real Estate Fund which is as of November 30, 2007:

Underlying Funds	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth Portfolio	0.77%
ING American Century Large Company Value Portfolio	1.00%
ING American Century Small-Mid Cap Value Portfolio	1.02%
ING Baron Asset Portfolio	1.05%
ING BlackRock Inflation Protected Bond Portfolio(1)	0.62%
ING BlackRock Large Cap Growth Portfolio	0.66%
ING BlackRock Large Cap Value Portfolio	0.74%
ING Columbia Small Cap Value II Portfolio	0.88%
ING Davis New York Venture Portfolio	0.90%
ING Disciplined International SmallCap Fund	0.86%
ING Disciplined Small Cap Value Portfolio	0.68%
ING Emerging Markets Fixed Income Fund	0.92%
ING Evergreen Omega Portfolio	0.60%
ING FMRSM Diversified Mid Cap Portfolio	0.63%
ING Franklin Income Portfolio	0.74%
ING Franklin Mutual Shares Portfolio(1)	0.78%
ING Global Real Estate Portfolio	0.90%
ING Global Resources Portfolio	0.64%
ING Goldman Sachs Commodities Portfolio(2)	0.90%
ING Greater China Fund	1.66%
ING International Growth Opportunities Portfolio	1.01%
ING International Index Portfolio(1)	0.50%
ING Janus Contrarian Portfolio	0.74%
ING JPMorgan Emerging Markets Equity Portfolio	1.25%
ING JPMorgan Mid Cap Value Portfolio	1.00%
ING JPMorgan Small Cap Core Equity Portfolio	0.85%
ING JPMorgan Value Opportunities Portfolio	0.53%
ING Julius Baer Foreign Portfolio	0.87%
ING Legg Mason Partners Aggressive Growth Portfolio	0.80%
ING Legg Mason Value Portfolio	0.74%
ING Lehman Brothers Aggregate Bond Index® Portfolio(1)	0.45%
ING Limited Maturity Bond Portfolio	0.27%
ING Liquid Assets Portfolio	0.28%
ING Lord Abbett Affiliated Portfolio	0.75%
ING Marsico Growth Portfolio	0.77%
ING Marsico International Opportunities Portfolio	0.68%
ING MFS Utilities Portfolio	0.77%
ING Multi-Manager International Small Cap Portfolio(2)	1.20%
ING Neuberger Berman Partners Portfolio	0.67%
ING Oppenheimer Global Portfolio	0.66%

21

Portfolio Fees and Expenses (continued)

Underlying Funds	Net Operating Expenses
ING Oppenheimer Main Street Portfolio®	0.64%
ING Oppenheimer Strategic Income Portfolio	0.54%
ING Opportunistic Large Cap Growth Portfolio	0.70%
ING Opportunistic Large Cap Value Portfolio	0.69%
ING PIMCO Core Bond Portfolio	0.57%
ING PIMCO High Yield Portfolio	0.50%
ING Pioneer Equity Income Portfolio	0.69%
ING Pioneer Fund Portfolio	0.69%
ING Pioneer High Yield Portfolio	0.77%
ING Pioneer Mid Cap Value Portfolio	0.64%
ING Real Estate Fund	0.97%
ING RussellTM Large Cap Index Portfolio(1)	0.37%
ING RussellTM Mid Cap Index Portfolio(1)	0.43%
ING RussellTM Small Cap Index Portfolio(1)	0.45%
ING Templeton Foreign Equity Portfolio	0.98%
ING Templeton Global Growth Portfolio	0.90%
ING Thornburg Value Portfolio	0.90%
ING T. Rowe Price Capital Appreciation Portfolio	0.64%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.66%
ING T. Rowe Price Equity Income Portfolio	0.64%
ING T. Rowe Price Growth Equity Portfolio	0.75%
ING UBS U.S. Large Cap Equity Portfolio	0.85%
ING UBS U.S. Small Cap Growth Portfolio	1.00%
ING Van Kampen Capital Growth Portfolio	0.57%
ING Van Kampen Comstock Portfolio	0.84%
ING Van Kampen Equity and Income Portfolio	0.57%
ING Van Kampen Global Franchise Portfolio	0.96%
ING Van Kampen Growth and Income Portfolio	0.64%
ING Van Kampen Real Estate Portfolio	0.64%
ING VP Balanced Portfolio	0.60%
ING VP Growth and Income Portfolio	0.59%
ING VP Index Plus International Equity Portfolio	0.55%
ING VP Index Plus LargeCap Portfolio	0.44%
ING VP Index Plus MidCap Portfolio	0.49%
ING VP Index Plus SmallCap Portfolio	0.49%
ING VP Intermediate Bond Portfolio	0.49%
ING VP International Value Portfolio	1.00%
ING VP MidCap Opportunities Portfolio	0.90%
ING VP Small Company Portfolio	0.84%
ING VP SmallCap Opportunities Portfolio	0.90%
ING Wells Fargo Small Cap Disciplined Portfolio	0.87%
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio(1)	0.70%

(1)  As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of the date of this Prospectus, the expense ratios are estimated for the current fiscal year.

(2)  As the Underlying Fund had not commenced operations as of the date of this Prospectus, the expense ratios are estimated for the current fiscal year.

22

Portfolio Fees and Expenses (continued)

Examples

The Examples below are intended to help you compare the cost of investing in Service 2 Class shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Service 2 Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Service 2 Class shares of the Portfolios net operating expenses remain the same. The Examples do not reflect expenses which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the LifeStyle Portfolios as its underlying investment option. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio(1)	1 Year	3 Years	5 Years	10 Years
ING LifeStyle Conservative	$115	$380	$666	$1,480
ING LifeStyle Moderate	$119	$393	$687	$1,525
ING LifeStyle Moderate Growth	$124	$408	$714	$1,582
ING LifeStyle Growth	$127	$418	$730	$1,615
ING LifeStyle Aggressive Growth	$131	$430	$751	$1,660

(1)  The Examples reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

23

More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

(i)  the investment objective of each Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.

ING Investments intends to rebalance the LifeStyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" later in this Prospectus for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

24

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: AllianceBernstein L.P.	ING AllianceBernstein Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies (defined as companies that have a market capitalization within the range of companies in the Russell Midcap® Growth Index). May also invest in convertibles, investment grade instruments, U.S. government securities and high quality, short-term obligations (including repurchase agreements, bankers' acceptances and domestic certificates of deposit) and without limit in foreign securities. May write exchange-traded covered call options on up to 25% of assets, may make secured loans on portfolio securities of up to 25% of assets, may enter into repurchase agreements on up to 10% of assets and may enter into futures contracts on securities indices and options on such futures contracts. May invest in other investment companies to the extent permitted under the 1940 Act, as amended and the rules and regulations thereunder ("1940 Act").	Borrowing risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Large Company Value Portfolio	Long-term capital growth, income is a secondary objective.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those with market capitalizations similar to companies in the Russell 1000® Index). Equity securities include common and preferred stocks and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. May also invest in derivatives, foreign securities, debt securities of companies, debt obligations of governments and their agencies and other similar securities. May invest in other investment companies to the extent permitted under the 1940 Act, as amended and the rules and regulations thereunder ("1940 Act").	Convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, manager risk, market and company risk, other investment companies risk, securities risk, and value investing risk.

25

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Small-Mid Cap Value Portfolio	Long-term capital growth, income is a secondary objective.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of small-mid capitalization companies. Small-mid capitalization companies include those with a market capitalization, at the time of purchase, within the range of the Russell 2800 Index. May invest in derivatives, foreign securities, debt securities of companies, debt obligations of governments, and other similar securities. Equity securities include common and preferred stocks, and equity-equivalent securities such as debt securities and preferred stocks convertible into common stocks and stocks or stock index futures contracts. May invest in other investment companies to the extent permitted under the 1940 Act, as amended and the rules and regulations thereunder ("1940 Act").	Convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings risk, interest rate risk, market and company risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: BAMCO, Inc.	ING Baron Asset Portfolio	Capital appreciation.	Invests primarily in common stocks of mid-sized growth companies (those that have a market capitalization of between $2.5 billion and $10 billion). May invest in equity-type securities in addition to common stocks such as convertible bonds and debentures, preferred stocks, warrants, and convertible preferred stocks. May also invest in debt securities, including notes, bonds, debentures and money market instruments, and convertible instruments. Debt securities may be rated or unrated and may include below investment-grade securities or junk bonds, or unrated securities of equivalent credit quality. May invest up to 10% of its net assets in illiquid securities. May invest, without limit, in American Depositary Receipts ("ADR") and up to 10% of its assets in Global Depositary Receipts ("GDR") and European Depositary Receipts ("EDR"). May also engage in derivatives transactions. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, large positions risk, liquidity risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, securities lending risk, small-capitalization company risk, and value investing risk.

26

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: BlackRock Financial Management Inc.	ING BlackRock Inflation Protected Bond Portfolio	Maximize real return, consistent with the preservation of real capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. May invest up to 20% of its assets in non-investment grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and without limit in U.S. dollar denominated securities of non-U.S. issuers. The Portfolio is non-diversified which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. May also purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. May buy or sell options or futures, enter into credit default swaps, interest rate or foreign currency transactions, including swaps, enter into a series of purchase and sale contracts or by using reverse repurchase agreements or dollar rolls. Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P or Ba or lower by Moody's) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have a higher credit rating. May buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps, (collectively, commonly known as "derivatives"). Typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. May also use derivatives for leverage. May seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). May invest in other investment companies to the extent permitted under the 1940 Act.	Asset-backed securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inflation-index bonds risk, interest rate risk, leveraging risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, securities lending risk, and U.S. government securities and obligations risk.

27

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). May invest up to 10% in foreign companies in the form of ADRs. May invest in derivatives, short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds or U.S. government and money market securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk, call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, investment models risk, leveraging risk, liquidity risk, market and company risk, market capitalization risk, maturity risk, other investment companies risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, restricted and illiquid securities risk, securities lending risk, U.S. government securities and obligations risk, and when issued and delayed delivery securities and forward commitments risk.

Investment Adviser: Directed Services LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies (those which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index). Will invest primarily in equity securities of companies located in the United States that the sub-adviser believes are undervalued. May invest up to 10% of its total assets in securities issued by foreign issuers, in the form of ADRs. May also invest in investment grade convertible securities, preferred stocks, illiquid securities, U.S. government debt securities of any maturity, and derivatives for hedging purposes. May purchase or sell securities on a when issued basis. May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk, call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, interest rate risk, investment models risk, liquidity risk, market and company risk, market capitalization risk, other investment companies risk, OTC investment risk, restricted and illiquid securities risk, securities lending risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Columbia Management Advisors, LLC	ING Columbia Small Cap Value II Portfolio	Long-term growth of capital.	Prior to July 15, 2008, the portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000® Value Index and that are believed to have the potential for long-term growth. Effective July 15, 2008, the portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index, at the time of purchase. May also invest in real estate investments trusts ("REITs"), foreign equity securities, depositary receipts, and other investment companies including exchange-traded funds ("ETFs").	Depositary receipts risk, equity securities risk, foreign investment risk, manager risk, market and company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

28

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Davis Selected Advisers, L.P.	ING Davis New York Venture Portfolio	Long-term growth of capital.	Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May also invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities. The portfolio is non-diversified and may invest a significant portion of its assets in any one issuer. May invest in other investment companies to the extent permitted under the 1940 Act.	Credit risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, headline risk, industry focus risk, interest rate risk, manager risk, market and company risk, other investment companies risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined International SmallCap Fund	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies (defined as those companies with market capitalizations that fall within the range of companies in the S&P/Citigroup Extended Market Index World Ex. U.S.). At least 65% of its assets will normally be invested in companies located in a number of different countries, other than the United States. May invest up to 35% of its total assets in U.S. issuers. May invest in companies located in countries with emerging securities markets. May invest in derivative instruments, including futures, options, foreign currency contracts and futures contracts. May invest in other investment companies to the extent permitted under the 1940 Act. The fund is non-diversified and may invest a significant portion of its assets in a single issuer.	Derivatives risk, diversification risk, emerging markets risk, foreign investment risk, inability to sell securities risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined Small Cap Value Portfolio	Outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Russell 2000® Value Index. May also invest in derivative instruments. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, equity securities risk, inability to sell securities risk, index strategy risk, investment models risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

29

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING Emerging Markets Fixed Income Fund	Maximize total return.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities, including fixed-rate instruments, convertible bonds associated with restructured syndicated or bank loans (e.g., Brady Bonds) and subordinated bonds, of issuers located or primarily conducting their business in emerging market countries. May invest in warrants, structured securities, derivative securities (including futures and forward contracts, options on futures contracts, foreign currencies, securities and stock indices, structured notes and indexed securities, swaps, caps, floors and collars) and below investment-grade bonds (including corporate bonds from emerging markets). The sub-adviser generally invests in securities of various maturities. May also invest in money-market instruments with maturities not exceeding 397 days. May also invest up to 20% its total assets in floating-rate instruments. At least 70% of the securities in which the fund invests will be securities denominated in either USD (U.S. dollar), EUR (European Monetary Union Euro), JPY (Japanese Yen), CHF (Swiss Franc) or GBP (British Pound) and up to 30% of the fund's assets can be invested in currencies of, or securities denominated in the currencies of, emerging market countries. May invest in other investment companies to the extent permitted under the 1940 Act. The fund is non-diversified and may invest a higher percentage of its assets in any one issuer.	Convertible securities risk, credit risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, other investment companies risk, price volatility risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Evergreen Investment Management Company, LLC	ING Evergreen Omega Portfolio	Long-term capital growth.	Invests primarily and under normal conditions substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment style risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the S&P MidCap 400 Index). May also invest in companies with smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets and may buy and sell futures contracts and other investment companies including ETFs. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

30

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Maximize income while maintaining prospects for capital appreciation.	Invests in a diversified portfolio of debt and equity securities. Debt securities in which the portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. May invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or ADRs. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, market and company risk, market trends risk, maturity risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Franklin Mutual Advisers, LLC	ING Franklin Mutual Shares Portfolio	Capital appreciation with a secondary goal of income.	Invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The portfolio invests predominantly (up to 100% of its assets) in medium- and large-capitalization companies with market capitalization values greater than $1.5 billion, although it may invest a portion of its assets in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign investments, including sovereign debt and foreign government debt. May also engage from time to time in an "arbitrage" strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, currency risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, investment models risk, liquidity risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, sovereign debt risk, and value investing risk.

31

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	High total return consisting of capital appreciation and current income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that are principally engaged in the real estate industry (deriving at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate.) The portfolio will have investments located in a number of different countries located throughout the world, including the United States. May invest in companies located in countries with emerging securities markets. Generally, invests in common stocks of large-, mid- and small-sized companies, including REITs. May invest in initial public offerings, convertible securities, and Rule 144A securities. The portfolio is non-diversified and may invest a significant portion of its assets in a single issuer. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry focus risk, initial public offerings risk, market capitalization risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, real estate investment trusts risk, restricted and illiquid securities risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING Global Resources Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading distributing or owning natural resource assets. May invest up to a maximum of 50% of its net assets in any single natural resources industry. May also invest in securities issued by companies that are not in natural resources industries, investment-grade corporate debt, repurchase agreements, derivatives and in commodities including gold bullion and coins. May invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stocks, direct equity interests in trusts, preferred stocks, partnerships (including, master limited partnerships), restricted securities, ADRs and GDRs. Normally invests in companies with a large market capitalization, but may also invest in mid- and small-sized companies. May invest in other investment companies and structured notes. The portfolio is non-diversified and may invest a significant portion of its assets in a single issuer.	Commodities risk, debt securities risk, depositary receipts risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry focus risk, market and company risk, mid-capitalization company risk, natural resources risk, OTC investment risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, and small-capitalization company risk.

32

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Goldman Sachs Asset Management, L.P.	ING Goldman Sachs Commodities Portfolio	Long-term total return.	Invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, and in other fixed income and debt instruments. May invest at least 25% of its assets in commodity-linked structured notes. Invests in commodity-linked derivative instruments such as commodity-linked structured notes. Invests in investment grade fixed-income securities. May invest in corporate securities, U.S. government securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including District of Columbia) and the political subdivisions, agencies and instrumentalities thereof. May invest up to 25% of its net assets in foreign securities and up to 10% of its assets in non-investment grade fixed-income securities. May also invest in options, futures, options on futures and swaps. May invest in other investment companies, including ETFs to the extent permitted under the 1940 Act. The Portfolio is non-diversified and may invest more of its assets in fewer issuers.	Absence of regulation risk, asset-backed securities risk, borrowing risk, call risk, commodities risk, credit risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, extension risk, foreign investment risk, high yield, lower-grade debt securities risk, industry focus risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, over-the counter risk, other investment companies risk, price volatility risk, sector risk, securities lending risk, and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Asia/Pacific (Hong Kong) Limited	ING Greater China Fund	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and equity-related securities (including common and preferred stocks, convertible securities, warrants, and convertible bonds) of issuers that: (i) are located in the Greater China region; (ii) derive at least 50% of their revenue from the Greater China region; (iii) have at least 50% of their assets in the Greater China region; or (iv) are principally traded in the Greater China region. The Greater China region consists of China, Hong Kong and Taiwan. May invest in "growth" and "value" securities. The fund is non-diversified. May engage in currency hedging. May invest up to 10% of its assets in warrants, and up to 20% of its assets in fixed-income securities. May invest in ADRs, International Depositary Receipts, and GDRs. The Fund may invest in derivatives including futures and forward contracts; options on futures contracts; foreign currencies; securities and stock indices; structured notes and indexed securities; swaps, caps, floors and collars. May invest up to 15% of net assets in illiquid securities, other restricted securities that are illiquid, and Rule 144A securities. The Fund may invest in initial public offerings. May invest in other investment companies to the extent permitted under 1940 Act.	Convertible securities risk, debt securities, derivatives risk, diversification risk, foreign investment risk, geographic focus risk, inability to sell securities risk, initial public offerings risk, liquidity risk, other investment companies risk, price volatility restricted and illiquid securities risk, value investing risk, and securities lending risk.

33

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING International Growth Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the United States. Invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in companies located in countries with emerging securities markets. May invest in government debt securities of developed foreign countries. May invest up to 35% of its assets in securities of U.S. issuers including investment-grade government and corporate debt securities. May invest in derivatives, including futures, and other investment companies, including ETFs to the extent permitted under the 1940 Act. May employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, liquidity risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and sovereign debt risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING International Index Portfolio	Investment results that correspond to the total return of the Morgan Stanley Capital International Europe, Australasia, and Far East Index® ("MSCI EAFE").	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies and convertible securities that are convertible into stocks included in the MSCI EAFE® Index and other derivatives whose economic returns are, by design, closely equivalent to the returns of the MSCI EAFE® Index or its components and ETFs. May also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the MSCI EAFE® Index and to provide equity exposure to the portfolio's cash position. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, foreign investing risk, inability to sell securities risk, index strategy risk, other investment companies risk, price volatility risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Janus Capital Management LLC	ING Janus Contrarian Portfolio	Capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The portfolio is non-diversified. May also invest in foreign equity and debt securities, (either directly or through depositary receipts) up to 20% in high-yield debt securities (junk bonds); derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%) and may invest more than 25% of its total assets in securities of companies in one or more market sectors. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, liquidity risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, other investment companies risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk, special situations risk, and value investing risk.

34

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Emerging Markets Equity Portfolio	Capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately-placed securities and other investment companies. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May invest in derivatives. May invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. May also invest in high-quality, short-term money market instruments and repurchase agreements. May invest in debt securities, including high-yield securities which are below investment grade (junk bonds) and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. May enter into dollar rolls. May invest in less developed countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, market and company risk, mortgage-related securities risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Mid Cap Value Portfolio	Growth from capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid- capitalization companies (those with market capitalizations between $1 billion and $20 billion) that the sub-adviser believes are undervalued. Normally invests in securities that are traded on registered exchanges or the over-the-counter market in the United States. May invest in other equity securities, including preferred stocks, convertible securities, foreign securities (including depositary receipts) and derivatives. May invest in other investment companies to the extent permitted under the 1940 Act. The portfolio is non-diversified and may invest a significant portion of its assets in a single issuer.	Convertible securities risk, depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, investment style risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, OTC investment risk, price volatility risk, securities lending risk, and value investing risk.

35

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Small Cap Core Equity Portfolio	Capital growth over the long term.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in: foreign securities, including depositary receipts, convertible securities and high-quality money market instruments and repurchase agreements. Investments in equity securities may include. May invest in REITs derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Value Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid- and large-capitalization companies (mid-capitalization companies are those with market capitalizations between $2 billion and $5 billion and large-capitalization companies are those with a market capitalization over $5 billion). Equity securities in which the portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks. May invest in other investment companies to the extent permitted under the 1940 Act. May invest in derivatives (including futures contracts, options and swaps), mortgage-related securities issued by government entities and private issuers, and high-quality money market instruments and repurchase agreements.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, interest rate risk, investment style risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, price volatility risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Julius Baer Investment Management LLC	ING Julius Baer Foreign Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities including common and preferred stocks, ADRs, EDRs, GDRs, convertible securities, rights, warrants and other investment companies, including ETFs. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in small- and mid-sized companies. May invest up to 35% of assets in issuers in emerging markets and may invest in debt securities (up to 10% in high-risk and high-yield, non-investment grade bonds). May invest in derivatives and may lend its portfolio securities. Will invest at least 65% of its assets in no fewer than three different countries located outside the United States. May use futures, swaps and warrants.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, interest rate risk, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, price volatility risk, securities lending risk, small-capitalization company risk, and value investing risk.

36

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of emerging growth companies. May invest in securities of large, well-known companies, but may also invest in small- to medium-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest directly in foreign securities or in depositary receipts (including emerging market securities) and may have exposure to foreign currencies. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, currency risk, depositary receipts risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, issuer concentration risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, OTC investment risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities (including foreign securities), that may be listed on a securities exchange or traded in over-the-counter markets. Generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest in convertible and debt securities. May invest up to 25% of its assets in long-term debt securities, and up to 10% of its assets in high-yield debt securities (junk bonds). The portfolio is non-diversified and may invest a greater portion of its assets in a particular issuer.May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, market and company risk, market trends risk, mid-capitalization company risk, OTC investment risk, other investment companies risk, small-capitalization company risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: Lehman Brothers Asset Management, LLC	ING Lehman Brothers Aggregate Bond Index® Portfolio	Investment results that correspond to the total return of the Lehman Brothers Aggregate Bond Index® ("LBAB").	Invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade debt securities rated at least A by Moody's Investors Service, Inc. ("Moody's") or rated at least A by Standard & Poor's Rating Corporation ("S&P"), included in the LBAB Index, derivatives whose economic returns are, by design closely equivalent to the returns of the LBAB Index or its components and ETFs. May also invest in futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, derivatives risk, index strategy risk, interest rate risk, mortgage-related securities risk, other investment companies risk, prepayment risk, price volatility risk, securities lending risk, and U.S. government securities and obligations risk.

37

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds that are primarily limited maturity debt securities. Under normal market conditions, the portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody's or BBB- or better by S&P or if not rated, determined that they are of comparable quality. May also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates. A portion of the portfolio's assets may be invested in mortgage-backed and asset-backed debt securities. May borrow up to 10% of the value of its net assets. May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk, call risk, credit derivatives risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, market capitalization risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, sovereign debt risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the sub-adviser to present minimal credit risks. Obligations in which the portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies to the extent permitted under the 1940 Act.	Credit risk, foreign investment risk, inability to sell securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, sector risk, and U.S. government securities and obligations risk.

38

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Lord, Abbett & Co. LLC	ING Lord Abbett Affiliated Portfolio	Long-term growth of capital. Current income is a secondary objective.	Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (large companies are defined as those companies in the Russell 1000® Index) equity securities in which the portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. May invest up to 10% of its assets in foreign securities and also may invest in ADRs and similar depositary receipts, which are not subject to the 10% limit on investment. May invest in convertible bonds and convertible preferred stocks, and in derivatives and similar investments. May buy and sell options on securities indices for hedging or cross-hedging purposes and may sell covered call options on its portfolio securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities of companies of any size, selected for their long-term growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalizations of $4 billion or more). May also invest in foreign securities, including ADRs or other depositary receipts (including emerging markets) and forward foreign currency contracts, futures and options. May invest more than 25% of its total assets in securities of companies in a single market sector. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies to the extent permitted under the 1940 Act.	Depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment models risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, price volatility risk, sector risk, and securities lending risk.

39

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico International Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its total assets in common stocks of foreign companies selected for their long-term growth potential. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries not including the United States. May use options, futures and foreign currency contracts. May invest in emerging markets. Some issuers of securities in the portfolio may be based or economically tied to the United States. May invest up to 10% in fixed-income securities and up to 5% in high-yield bonds or mortgage- and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities. May invest in other investment companies to the extent permitted under the 1940 Act.	Credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, liquidity risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, mortgage-related securities risk, OTC investment risk, other investment companies risk, price volatility risk, restricted and illiquid securities risk, sector risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Massachusetts Financial Services Company	ING MFS Utilities Portfolio	Total return.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers in the utilities sector. Issuers in the utilities sector include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (not engaged in public broadcasting). May invest in companies of any size. May invest in U.S. and foreign securities, including emerging market securities. May also invest in derivatives and debt instruments, including lower quality debt instruments. May engage in frequent and active trading of portfolio securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, leveraging risk, market and company risk, maturity risk, mortgage-related securities risk, OTC investment risk, other investment companies risk, portfolio turnover risk, sector risk, securities lending risk, U.S. government securities and obligations risk, and utilities industry risk.

40

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Advisers: Schroder Investment Management North America, Inc. and American Century Global Investment Management, Inc.	ING Multi-Manager International Small Cap Portfolio	Maximum long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies (those that have market capitalization that falls within the range of companies in the MSCI EAFE® Small Cap Index between $23 million and $7.9 billion.) Invests at least 65% of its assets in companies located outside the United States, including emerging markets. Invests primarily in common stocks or securities convertible into common stocks of international issuers but may invest from time to time in such instruments as in forward currency contracts, futures contracts, other investment companies, including ETFs, rights, ADRs, and GDRs.	Convertible securities risk, currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment models risk, initial public offerings risk, manager risk, market and company risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Partners Portfolio	Capital growth.	Invests mainly in common stocks of mid- to large-capitalization companies (mid-capitalization companies are considered to be those with total market capitalizations within the Russell Midcap® Index ranged between $479 million and $42 billion; and large-capitalization companies are considered to be those with total market capitalizations within the Russell 1000® Index ranged between $479 million and $511 billion. May invest a portion of its assets in derivative instruments, including options and futures. May also invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, price volatility risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Global Portfolio	Capital appreciation.	Invests mainly in companies in the United States and foreign countries. Currently emphasizes investments in developed markets, but may also invest in emerging markets. The portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The portfolio will invest in a number of different countries (one of which may be the United States). May invest up to 15% of its assets in illiquid or restricted securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Asset allocation risk, currency risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, growth investing risk, industry focus risk, liquidity risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

41

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Main Street Portfolio®	Long-term growth of capital and future income.	Invests mainly in equity securities of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stocks. May also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, debt securities risk, equity securities risk, inability to sell securities risk, investment models risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Strategic Income Portfolio	High level of current income principally derived from interest on debt securities.	Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower-grade high-yield securities of U.S. and foreign companies. Those debt securities include foreign government and U.S. government bonds and notes, collateralized mortgage obligations, other mortgage- and asset-backed securities, participation interest in loans, structured notes, lower-grade, high-yield debt obligations and zero-coupon or stripped securities. May invest up to 100% of its assets in any one sector at any time. Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives. The portfolio does not concentrate 25% or more of its investments in the securities of any one foreign government or any one industry. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, credit derivatives risk, credit risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, sector allocation risk, securities lending risk, U.S. government securities and obligations risk, and zero-coupon risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Opportunistic Large Cap Growth Portfolio	Growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies (defined as companies that have market capitalizations of at least $3 billion). May invest in stocks of small- and mid-sized companies. May invest in derivatives of its assets. May invest up to 25% in foreign securities including ADRs. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, foreign investment risk, growth investing risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

42

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Opportunistic Large Cap Value Portfolio	Growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large U.S. companies (defined as companies that have market capitalizations of at least $3 billion. May also invest in small- and mid-sized companies. May invest up to 25% of its assets in foreign securities including ADRs. May invest in other investment companies to the extent permitted under the 1940 Act.	Foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, value investing risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO Core Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration normally varies within two years (plus or minus) of the LBAB Index. May invest in derivatives based on fixed-income instruments, including swaps. Primarily invests in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (junk bonds). May invest up to 30% of its total assets in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated of foreign issuers. Foreign currency exposure normally will be limited to 20% of the portfolio's total assets. May invest up to 15% of its total assets in emerging market countries. May invest in fixed-income instruments and in derivatives based on fixed-income instruments, including swaps. May engage in short sales.	Borrowing risk, call risk, convertible securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, market and company risk, maturity risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk, short sales risk, and U.S. government securities and obligations risk.

43

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO High Yield Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities (junk bonds) which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements rated below investment grade but rated at least CCC/Caa by Moody's, S&P, or Fitch Ratings, or if unrated, determined to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities. The remainder of assets may be invested in investment grade fixed-income investments. May invest up to 20% in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries). May invest in fixed-income instruments. May invest in derivatives based on fixed-income instruments, including swaps and its net exposure to derivative securities may be equal to up to 100% of its total assets. May also engage in short sales. May invest all of its assets in mortgage- or asset-backed securities. May, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). May invest in other investment companies to the extent permitted under the 1940 Act.	Borrowing risk, call risk, convertible securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, market and company risk, maturity risk, mortgage-related securities risk, other investment companies risk, securities lending risk, short-sales risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Equity Income Portfolio	Current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. issuers that are expected to produce income. Income-producing equity securities include common stocks, preferred stocks, equity-based ETFs and equity interests in REITs. May invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging markets issuers. The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks. May invest up to 10% of its net assets in below investment grade debt securities, including convertible debt securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, emerging markets risk, equity securities risk, foreign securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and value investing risk.

44

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Fund Portfolio	Reasonable income and capital growth.	Invests in a broad list of carefully selected securities believed to be reasonably priced rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks, convertible debt and other equity instruments such as ETFs that invest primarily in equity securities, equity interests in REITs, depositary receipts, warrants, rights and preferred stocks. May invest up to 20% of its assets in REITs and up to 25% of its assets in foreign issuers. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer High Yield Portfolio	Maximize total return through income and capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment grade (high-yield) debt securities and preferred stocks. May invest in other investment companies, including ETFs and REITs. Invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. May invest more than 25% of its assets in the same market segment, such as financials, technology or capital goods. May invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. May invest up to 15% of its assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the portfolio's return. May invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.	Call risk, convertible securities risk, credit derivatives risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, real estate investment trusts risk, sector risk, securities lending risk, value investing risk, and zero-coupon risk.

45

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Mid Cap Value Portfolio	Capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-size companies (defined as those companies with market capitalizations of companies included in the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index). Equity securities in which the portfolio invests include common and preferred stocks, depositary receipts, convertible debt, that invest in equity securities, and equity interests in REITs. May invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Real Estate Fund	Total return consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. REITs and real estate companies. May invest in companies of any market capitalization; however it will generally not invest in companies with market capitalization of less than $100 million. May invest in initial public offerings, convertible securities, and Rule 144A securities. The portfolio is non-diversified.	Convertible securities risk, diversification risk, inability to sell securities risk, initial public offerings risk, market trends risk, price volatility risk, real estate investment trusts risk, real estate risk, restricted and illiquid securities risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management, Co.	ING RussellTM Large Cap Index Portfolio	Investment results that correspond to the total return of the Russell Top 200® Index.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in and convertible securities that are convertible into stocks included in the Russell Top 200® Index. May invest in other derivatives whose economic returns are, by design, closely equivalent to the returns of the Russell Top 200® Index, or its components and ETFs. May also invest in stock index futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, index strategy risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management, Co.	ING RussellTM Mid Cap Index Portfolio	Investment results that correspond to the total return of the Russell Midcap® Index.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks and convertible securities convertible into stocks included in the Russell Midcap® Index. May invest in other derivatives whose economic returns are, by design, closely equivalent to the returns of the Russell Midcap® Index or its components and ETFs. May also invest in stock index futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, inability to sell securities risk, index strategy risk, mid-sized companies risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

46

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: ING Investment Management, Co.	ING RussellTM Small Cap Index Portfolio	Investment results that correspond to the total return of the Russell 2000® Index.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in and convertible securities that are convertible into stocks included in the Russell 2000® Index. May invest in other derivatives whose economic returns are, by design, closely equivalent to the returns of the Russell 2000® Index or its components and ETFs. May also invest in stock index futures and other derivatives. May also invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, inability to sell securities risk, index strategy risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and small-sized companies risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Templeton Investment Counsel, LLC	ING Templeton Foreign Equity Portfolio	Long-term capital growth.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in ADRs, GDRs and EDRs. May also have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies. May use derivatives and may invest up to 5% of its total assets in swap agreements, put and call options and collars. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, manager risk, market and company risk, price volatility risk, other investment companies risk, sector risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The portfolio also invests in depositary receipts and derivatives, including up to 5% in options and swap agreements. May invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, securities lending risk, sovereign debt risk, and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Thornburg Investment Management	ING Thornburg Value Portfolio	Capital appreciation.	Invests at least 65% of its net assets in domestic equity securities primarily common stocks, but also convertible securities selected on a value basis. May also own a variety of securities, including foreign equity and debt securities and domestic debt securities. May have exposure to emerging markets. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, debt securities risk, depositary receipts risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests among three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as junk bonds), and money market instruments. Invests primarily in common stocks of established U.S. companies believed to have potential for growth. Common stocks typically comprise at least half of the portfolio's assets. Debt securities and convertible bonds may often constitute a significant portion of the portfolio's investment portfolio. May purchase debt securities of any maturity and credit quality. Up to 25% of the portfolio's net assets may be invested in foreign equity securities. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures and options. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund.	Asset allocation risk, borrowing risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, market and company risk, maturity risk, other investment companies risk, restricted and illiquid securities risk, securities lending risk, special situations risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the S&P MidCap 400 Index. Focuses on midsize companies. Most investments will be in U.S. common stocks but may also invest in foreign stocks, futures and options. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, and securities lending risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities (including high-yield debt securities) and futures and options. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, market and company risk, other investment companies risk, securities lending risk, special situations risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Growth Equity Portfolio	Long-term capital growth, and secondarily, increasing dividend income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks with a focus on growth companies. May also purchase foreign securities, hybrid securities, futures, and options. May have exposure to foreign currencies. Investments in foreign securities are limited to 30%. May invest in other investment companies to the extent permitted under the 1940 Act. May also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, other investment companies risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Large Cap Equity Portfolio	Long-term growth of capital and future income.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. large-capitalization companies (defined as those with a market capitalization within the range of the Russell 1000® Index). Equity investments include dividend-paying securities, common stocks and preferred stocks. Emphasizes large-capitalization stocks, but may hold small- and mid-capitalization stocks. May invest in use options, futures and other derivatives, and ETFs. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, equity securities risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, OTC investment risk, securities lending risk, small-capitalization company risk, and value investing risk.

49

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Small Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. small-capitalization companies (those companies with market capitalizations of $2.5 billion or less at the time of purchase). Equity securities may include common stocks and preferred stocks. May invest up to 20% of its net assets in foreign securities and also invest in derivatives including forward currency contracts, options and futures, and ETFs. May also invest in emerging growth companies. May also invest a portion of its assets in securities outside the market capitalization range stated above. May invest in cash or cash equivalent instruments including shares of an affiliated investment company. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, emerging growth risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market trends risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Capital Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities primarily of growth-oriented companies. May invest up to 25% of its assets in foreign securities including emerging market securities. May invest up to 10% of its assets in REITs. May purchase and sell derivative instruments such as options, futures, and options on futures. May invest in other investment companies to the extent permitted under the 1940 Act.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, other investment companies risk, real estate investment trusts risk, and securities lending risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Comstock Portfolio	Capital growth and income.	Invests in equity securities, including common stocks, preferred stocks and convertible securities. May invest, up to 15% of its assets, in REITs. May invest up to 25% of assets in foreign securities. May also invest, without limitation, in ADRs. May purchase and sell certain derivatives. Generally holds up to 10% of assets in high-quality, short-term debt securities and investment grade corporate debt securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, credit risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, manager risk, market and company risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities. Invests primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Invests at least 65% in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. May invest up to 15% in REITs and up to 25% in foreign securities. May purchase and sell certain derivative instruments such as options, futures contracts, options on futures contracts, structured notes and other types of structered investments, and swaps. May invest in other investment companies to the extent permitted under the 1940 Act.	Asset allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, liquidity risk, manager risk, market and company risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Global Franchise Portfolio	Long-term capital appreciation.	Invests primarily in equity securities of companies of any size located throughout the world, based on a value investing approach. Invests at least 65% in securities of issuers from a number of different countries, which may include the United States. May invest in derivatives, which may include forward contracts, futures contracts, options, swaps, and structured notes. The portfolio is non-diversified. May invest in other investment companies to the extent permitted under the 1940 Act.	Currency risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Growth and Income Portfolio	Long-term growth of capital and income.	Invests primarily in what the sub-adviser believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in nonconvertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by S&P or by Moody's. Although the portfolio may invest in companies of any size, the sub-adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. May invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers. May purchase and sell certain derivative instruments, such as options, futures and options on futures. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts risk, securities lending risk, and small-capitalization company risk.

51

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services LLC Sub-Adviser: Van Kampen	ING Van Kampen Real Estate Portfolio	Capital appreciation. Current income is a secondary objective.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies in U.S. real estate industry that are listed on national exchanges or the NASDAQ. May invest up to 25% of assets in financial institutions that issue or service mortgages, and up to 20% of assets in high-yield debt securities and convertible bonds. May invest in equity, debt or convertible securities whose products are related to the real estate industry, mortgage- and asset-backed securities and covered options on securities and stock indices. The portfolio is non-diversified.	Asset allocation risk, asset-backed securities risk, call risk, convertible securities risk, debt securities risk, derivatives risk, diversification risk, equity securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, industry focus risk, market and company risk, mortgage-related securities risk, other investment companies risk, real estate investment trusts risk, sector risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Balanced Portfolio	Maximize investment return with reasonable safety of principal.	Invests in a mixture of equity securities such as common and preferred stocks, debt such as bonds, mortgage-related and other asset-backed securities, U.S. government securities and money market instruments. Typically maintains 75% in equities and at least 25% in debt (including money market instruments). May also invest in convertible securities, foreign debt securities and derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Asset allocation risk, convertible securities risk, debt securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth and Income Portfolio	Maximize total return.	Invests at least 65% of its total assets in common stocks believed to have significant potential for capital appreciation or income growth or both. Emphasizes stocks of larger companies. May invest up to 25% in foreign securities. May invest in derivatives, including but not limited to, put and call options. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the MSCI EAFE® Index, ETFs, and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in convertible securities included in the MSCI EAFE® Index. At any one time, the sub-adviser generally includes in the portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, index strategy risk, investment models risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk, portfolio turnover risk, and securities lending risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index") while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities included in the S&P 500® Index and have a market capitalization of at least $3 billion. May invest in derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index"), while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the S&P MidCap 400 Index. May invest in derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, mid-capitalization company risk, other investment companies risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"), while maintaining a market level of risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the S&P SmallCap 600 Index and have a market capitalization of between $56 million and $5 billion. May invest in derivatives. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, other investment companies risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds including but not limited to, corporate, government, and mortgage bonds which are rated investment grade. May invest a portion of assets in high-yield (high-risk) debt securities, commonly known as junk bonds. May invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, securities denominated in foreign securities, mortgage- and asset-backed securities, options and future contracts involving securities, security indices and interest rates including options and futures contracts denominated in foreign currencies. May engage in dollar roll transactions and swap agreements. May invest in other investment companies to the extent permitted under the 1940 Act.	Call risk, credit risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk, and U.S. government securities and obligations risk.

53

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Value Portfolio	Long-term capital appreciation.	Invests at least 65% of its assets in equity securities of issuers located in a number of different countries outside of the United States. Invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in emerging markets countries. May invest in government debt securities of developed foreign countries. May invest up to 35% of assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. May invest in derivative instruments including futures, options and swaps. May invest in other investment companies, including ETFs, to the extent permitted under the 1940 Act.	Convertible securities risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, inability to sell securities risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP MidCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies (defined as those whose market capitalizations fall within the range of companies in the Russell MidCap® Growth Index) believed to have growth potential. May also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, foreign investment risk, inability to sell securities risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. REITs and real estate companies. May invest in companies of any market capitalization; however it will generally not invest in companies with market capitalizations of less than $100 million. May invest in initial public offerings, convertible securities, and Rule 144A securities. The portfolio is non-diversified. May invest in other investment companies to the extent permitted under the 1940 Act.	Convertible securities risk, diversification risk, inability to sell securities risk, industry focus risk, initial public offerings risk, market trends risk, other investment companies risk, price volatility risk, real estate investment trusts risk, restricted and illiquid securities risk, and securities lending risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Small Company Portfolio	Growth of capital.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies (defined as those included in the S&P SmallCap 600 Index or the Russell 2000® Index or if not included in either index, have market capitalizations between $66 million and $3.66 billion). May invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Derivatives risk, foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP SmallCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of smaller, lesser-known U.S. companies (defined as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index). May invest in other investment companies to the extent permitted under the 1940 Act.	Inability to sell securities risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Small Cap Disciplined Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-capitalization companies (companies whose market capitalization is similar to that of companies in the Russell 2500(TM) Index at the time of purchase). May invest in any sector, and at times, the sub-adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities. May invest in other investment companies to the extent permitted under the 1940 Act.	Equity securities risk, foreign investment risk, inability to sell securities risk, market and company risk, market capitalization risk, other investment companies risk, sector risk, securities lending risk, small-capitalization company risk, and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	Investment returns that closely correspond to the price and yield performance of the WisdomTreeSM Global High- Yielding Equity Index	Invests at least 95% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in and derivatives (including futures) whose economic returns are, by design, closely equivalent to the returns of the WisdomTreeSM Global High-Yielding Equity Index. May also invest in shares of other investment companies to the extent permitted under the 1940 Act, including ETFs.	Derivatives risk, foreign investment risk, index strategy risk, interest rate risk, other investment companies risk, and price volatility risk.

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More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle Portfolios:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the LifeStyle Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a Portfolio.

ING Investments has informed the Trust's Board of Trustees ("Board") that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Asset Allocation Risk. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a

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sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Asset-Backed Securities Risk.  Certain Underlying Funds may invest in asset-backed securities. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by an Underlying Fund will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. An Underlying Fund's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities Risk. Certain Underlying Funds invest in commodities. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Credit Derivatives Risk. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

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Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the 1940 Act. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in an Underlying Fund's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and

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rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in ADRs, EDRs, and GDRs, it is subject to risks of foreign investments, and it may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline Risk. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security,

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and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk.  Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

Index Strategy Risk. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Industry Focus Risk. An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

Inflation-Index Bonds Risk. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Underlying Fund's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds Risk. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios or other investment companies. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

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Investment Models Risk. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

Issuer Concentration Risk. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Leveraging Risk. Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets on the books of the Underlying Fund or otherwise cover the transactions. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases or decreases in the value of an Underlying Fund's portfolio will be magnified when the Underlying Fund uses leverage. An Underlying Fund will also have to pay interest on its borrowings, reducing the Underlying Fund's return. This interest expense may be greater than an Underlying Fund's return on the underlying investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized

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companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in small- and mid-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Natural Resources Risk. Certain Underlying Funds invest in securities of companies involved in natural resources. These securities of may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include ETFs and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest their assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money

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Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Risk Arbitrage Securities and Distressed Companies Risk.  Certain Underlying Funds, and in particular the ING Franklin Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Underlying Fund's Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger or other restructuring, tender or exchange offer proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Underlying Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

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Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, an Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in

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More Information on Risks (continued)

interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

When Issued and Delayed Delivery Securities and Forward Commitments Risk. An Underlying Fund may purchase or sell securities that it is entitled to receive on a when issued basis. An Underlying Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security an Underlying Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Underlying Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Zero-Coupon Risk. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

Management and Other Service Providers

Management of the LifeStyle Portfolios

Adviser. ING Investments serves as the investment adviser to each of the LifeStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments became an investment management firm in April 1995. As of December 31, 2007, ING Investments managed approximately $54 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments may engage one or more sub-advisers to provide the day-to-day management of the LifeStyle Portfolios. A sub-adviser may be an affiliate of ING Investments or may be independent. ING Investments acts as a "manager-of-managers" for the LifeStyle Portfolios. ING Investments may delegate to the sub-adviser of the LifeStyle Portfolios the responsibility for investment management, subject to ING Investments' oversight. ING Investments would be responsible for monitoring the investment program and performance of the sub-adviser of the LifeStyle Portfolios.

From time to time, ING Investments could also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the LifeStyle Portfolios' Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The LifeStyle Portfolios and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the LifeStyle Portfolios' Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the LifeStyle Portfolios' shareholders. The LifeStyle Portfolios would notify shareholders of any change in the identity of the sub-adviser of the LifeStyle Portfolios or the addition of a sub-adviser to the LifeStyle Portfolios. In this event, the name of a LifeStyle Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a LifeStyle Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each LifeStyle Portfolio, ING Investments received a management fee equal to 0.14% of each LifeStyle Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of the investment advisory relationships, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2007.

Asset Allocation Committee. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The members of the Asset Allocation Committee are: Williams A. Evans, Michael J. Roland and Paul Zemsky. The Asset Allocation Committee considers the quarterly and annual recommendations of Ibbotson Associates, and ING IM, reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for

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Management and Other Service Providers (continued)

making recommendations for portfolio purchases and sales or asset allocation recommendations. William A. Evans has been on the Asset Allocation Committee since May 2004. Michael J. Roland has been on the Asset Allocation Committee since April 2007. Paul Zemsky has been on the Asset Allocation Committee since December 31, 2007.

The members of the Asset Allocation Committee are: William A. Evans, Michael J. Roland and Paul Zemsky.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Michael J. Roland has been Executive Vice President, ING Funds since 2002 and Executive Vice President, ING Investments, LLC, since 2001. Mr. Roland has been with ING since June of 1998 and has held various positions within ING relating to ING's mutual funds administration.

Paul Zemsky is the head of ING's Multi-Asset Strategies & Solutions Group. He joined ING Investment Management Co. in 2005 as Head of Derivative Strategies. Prior to joining ING, Mr. Zemsky held a number of key positions at J.P. Morgan Investment Management where he worked for 18 years.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the LifeStyle Portfolios.

Consultants

Information about Ibbotson Associates. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

Information about ING Investment Management Co.

ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2007, ING IM managed approximately $73.5 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York, 10169.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

Rule 12b-1 Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan ("12b-1 Plan") for the Service 2 Class shares of each Portfolio of the Trust. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of 0.25% to ING Funds Distributor, as the Distributor, to pay or reimburse certain distribution-related expenses. ING Funds Distributor has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost

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Management and Other Service Providers (continued)

more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:

(a)  printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b)  expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d)  obtaining information and providing explanations to variable contract owners or other investors regarding a Portfolio's investment objectives and policies and other information about the Trust and the LifeStyle Portfolios including the performance of the Portfolio's Service 2 Class shares;

(e)  training sales personnel regarding the Trust;

(f)  compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g)  financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the portfolio's Service 2 Class shares.

Service Fees

The Trust has entered into a Shareholder Services Plan (the "Plan") for the Service 2 Class shares of each Portfolio. The Plan allows ING Funds Distributor, as the Distributor, to use payments under the Plan for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Service 2 Class shares of the LifeStyle Portfolios. Services that may be provided under the Plan include, among other things, providing information about the LifeStyle Portfolios. Under the Plan, each Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of a Portfolio's average daily net assets attributable to its Service 2 Class shares.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the LifeStyle Portfolios' 12b-1 Plan and Plan, the LifeStyle Portfolios' Adviser or Distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The LifeStyle Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle Portfolios.

The distributing broker-dealer for the LifeStyle Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the LifeStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those LifeStyle Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive

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Management and Other Service Providers (continued)

additional compensation if the overall amount of investments in LifeStyle Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the LifeStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle Portfolios, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

Information for Investors

About Your Investment

The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the LifeStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

Each Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The LifeStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed ING Investments to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

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Information for Investors (continued)

Net Asset Value

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment options.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The LifeStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific

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Information for Investors (continued)

purchase order. The LifeStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The LifeStyle Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the LifeStyle Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios' administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The LifeStyle Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a LifeStyle Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity would be harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

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Information for Investors (continued)

Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the LifeStyle Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.

Portfolio Holdings Disclosure Policy

A description of the LifeStyle Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the next calendar month or until the LifeStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.

Additional Information about the LifeStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

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Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's Service 2 Class shares' financial performance for the past 5 years or, if shorter, for the period of the Class' operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been derived from the LifeStyle Portfolios' financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the LifeStyle Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

ING LifeStyle Conservative Portfolio

Service 2 Class
October 31, 2007(1) to December 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.08
Net realized and unrealized loss on investments	$(0.16)
Total from investment operations	$(0.08)
Net asset value, end of period	$9.92
Total Return(2)%	(0.80)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	35.99
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.54
Net investment income after expense reimbursement(3)(4)(5)(6)%	4.91
Portfolio turnover rate %	3

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(6)  The Distributor has contractually agreed to waive 0.10% of the distribution fee for Service 2 Class shares of the Portfolio. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

72

Financial Highlights (continued)

ING LifeStyle Moderate Portfolio

	Service 2 Class
	Year Ended December 31, 2007		May 9, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.35		12.05
Income from investment operations:
Net investment income	$0.25	*	0.19	*
Net realized and unrealized gain on investments	$0.34		0.41
Total from investment operations	$0.59		0.60
Less distributions from:
Net investment income	$0.19		0.12
Net realized gains on investments	$0.23		0.18
Total distributions	$0.42		0.30
Net asset value, end of period	$12.52		12.35
Total Return(2)%	4.76		5.05
Ratios and Supplemental Data:
Net assets, end of period (000's)	$13,614		7,717
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.66		0.66
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.54		0.54
Net investment income after expense reimbursement(3)(4)(5)(6)%	1.96		2.30
Portfolio turnover rate %	47		19

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three year of being incurred.

(6)  The Distributor has contractually agreed to waive 0.10% of the distribution fee for Service 2 Class shares of the Portfolio. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*  Calculated using average number of shares outstanding throughout the period.

73

Financial Highlights (continued)

ING LifeStyle Moderate Growth Portfolio

	Service 2 Class
	Year Ended December 31, 2007		May 2, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.80		12.34
Income from investment operations:
Net investment income	$0.20	*	0.17	*
Net realized and unrealized gain on investments	$0.38		0.60
Total from investment operations	$0.58		0.77
Less distributions from:
Net investment income	$0.17		0.11
Net realized gains on investments	$0.30		0.20
Total distributions	$0.47		0.31
Net asset value, end of period	$12.91		12.80
Total Return(2)%	4.49		6.44
Ratios and Supplemental Data:
Net assets, end of period (000's)	$16,312		5,182
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.66		0.66
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.54		0.54
Net investment income after expense reimbursement(3)(4)(5)(6)%	1.50		2.09
Portfolio turnover rate %	37		20

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(6)  The Distributor has contractually agreed to waive 0.10% of the distribution fee for Service 2 Class shares of the Portfolio. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*  Calculated using average number of shares outstanding throughout the period.

74

Financial Highlights (continued)

ING LifeStyle Growth Portfolio

	Service 2 Class
	Year Ended December 31, 2007		May 3, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$13.44		12.93
Income from investment operations:
Net investment income	$0.10	*	0.09	*
Net realized and unrealized gain on investments	$0.41		0.72
Total from investment operations	$0.51		0.81
Less distributions from:
Net investment income	$0.13		0.06
Net realized gains on investments	$0.34		0.24
Total distributions	$0.47		0.30
Net asset value, end of period	$13.48		13.44
Total Return(2)%	3.70		6.54
Ratios and Supplemental Data:
Net assets, end of period (000's)	$12,288		8,290
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.66		0.66
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.54		0.54
Net investment income after expense reimbursement(3)(4)(5)(6)%	0.76		1.08
Portfolio turnover rate %	37		21

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(6)  The Distributor has contractually agreed to waive 0.10% of the distribution fee for Service 2 Class shares of the Portfolio. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*  Calculated using average number of shares outstanding throughout the period.

75

Financial Highlights (continued)

ING LifeStyle Aggressive Growth Portfolio

	Service 2 Class
	Year Ended December 31, 2007		May 4, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$14.07		13.52
Income from investment operations:
Net investment income	$0.00	*,**	0.00	*,**
Net realized and unrealized gain on investments	$0.47		0.87
Total from investment operations	$0.47		0.87
Less distributions from:
Net investment income	$0.09		0.02
Net realized gains on investments	$0.52		0.30
Total distributions	$0.61		0.32
Net asset value, end of period	$13.93		14.07
Total Return(2)%	3.11		6.70
Ratios and Supplemental Data:
Net assets, end of period (000's)	$4,327		2,530
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)(4)%	0.66		0.66
Net expenses after expense reimbursement(3)(4)(5)(6)%	0.54		0.54
Net investment income after expense reimbursement(3)(4)(5)(6)%	0.01		0.02
Portfolio turnover rate %	35		24

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(6)  The Distributor has contractually agreed to waive 0.10% of the distribution fee for Service 2 Class shares of the Portfolio. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

76

TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/28/08  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Adviser Class

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING Multi-Manager International Small Cap Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE
IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Adviser Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The ING Multi-Manager International Small Cap Portfolio (the "Portfolio") is a series of ING Investors Trust (the "Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this prospectus ("Prospectus").

Adviser

Directed Services LLC ("DSL") serves as the investment adviser to the Portfolio. The Portfolio has two sub-advisers referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

Sub-Advisers

Schroder Investment Management North America, Inc. and

American Century Global Investment Management, Inc.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus. ADV Class shares are not subject to any sales load.

Investing through your Variable Contract or Qualified Plan

ADV Class shares of the Portfolio may be offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio. Class I shares, which are not offered in this Prospectus, may also be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolio

ING MULTI-MANAGER INTERNATIONAL SMALL CAP PORTFOLIO

Sub Advisers

Schroder Investment Management North America, Inc. ("Schroders")

American Century Global Investment Management, Inc. ("American Century")

Investment Objective

The Portfolio seeks maximum long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the Portfolio's assets will normally be invested in companies located outside the U.S., including emerging markets. The Portfolio may invest up to 35% of its total assets in U.S. issuers.

The Portfolio considers small-capitalization companies to be those that have a market capitalization, at the time of purchase, that falls within the range of companies in the MSCI EAFE® Small Cap Index ("Index") (as of December 31, 2007, between $23 million and $7.9 billion). The market capitalization of companies considered to be small-capitalization will change with market conditions. The Portfolio may hold both growth and value stocks and at times may favor one over the other based on available opportunities.

The Portfolio invests primarily in common stock or securities convertible into common stock of international issuers, but may invest from time to time in such instruments as forward currency contracts; futures contracts; other investment companies, including Exchange Traded Funds ("ETFs"); rights; and American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

Schroders and American Century ("Sub-Advisers") provide day-to-day management of the Portfolio. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. DSL will determine the amount of Portfolio assets allocated to Schroders and American Century.

Schroders

Schroders employs a fundamental investment approach that considers macroeconomic factors while focusing primarily on company specific factors. The company specific factors include the company's potential for long-term growth, financial condition, quality of management, and sensitivity to cyclical factors, as well as the relative value of the company's securities compared with those of other companies and the market as a whole. In selecting investments for the Portfolio, Schroders considers, among other things, whether a company is likely to have above-average earnings growth, whether its securities are attractively valued, and whether the company has any proprietary advantages. Schroders generally sells a security when its market price approaches its estimate of fair value or when it identifies a significantly more attractive investment candidate.

American Century

The Portfolio's assets will be invested primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of this portion of the Portfolio is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, this portion of the Portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

3

Description of the Portfolio (continued)

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on an investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Advisers use may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Currency Risk
Depository Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Risk
Initial Public Offerings Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Trends Risk
Other Investment Companies Risk
Price Volatility Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Because the Portfolio did not commence operations as of the fiscal year ended December 31, 2007, there is no performance information included in this Prospectus. However, performance of a similarly managed fund and a composite of similarly managed accounts are presented in the sections of this Prospectus entitled "Performance of a Similarly Managed Mutual Fund" and "Performance of Similar Accounts Managed by Schroders."

More on the Sub-Advisers

Schroders

Schroders is located at 875 Third Avenue, 22nd Floor, New York, New York 10022. Schroders has been a registered investment adviser, together with its predecessor since 1968, and is a part of a worldwide group of financial services companies. Schroders currently serves as an investment adviser to other mutual funds and a broad range of institutional investors. As of December 31, 2007, Schroders, together with its affiliated companies, managed approximately $277 billion in assets. Schroders plc., organized in 1804, is the ultimate parent of Schroders.

4

Description of the Portfolio (continued)

The following individual is primarily responsible for the day-to-day management of the Schroders portion the Portfolio:

Name	Position and Recent Business Experience
Matthew Dobbs	Mr. Dobbs, Portfolio Manager, joined Schroders in 1981 and is Head of Global Small Cap Equities for Schroders plc and Schroders Limited and a member of the Global/EAFE equity team.

American Century

American Century is located at 666 3rd Avenue, 23rd Floor, New York, New York 10017 and has been managing mutual funds since 2005. American Century is a wholly-owned subsidiary of American Century Investment Management, Inc. which has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 641111. As of December 31, 2007, American Century and American Century Investment Management, Inc. had assets under management of approximately $102.48 billion.

The following individuals jointly share responsibility for the day-to-day management of the American Century portion of the Portfolio:

Name	Position and Recent Business Experience
Mark S. Kopinski	Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, rejoined American Century in April 1997 as a portfolio manager.

Brian Brady	Mr. Brady, Vice President and Portfolio Manager, joined American Century in June 1994 and became a portfolio manager in November 1998.

The Statement of Additional Information (the "SAI") provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

5

Portfolio Fees and Expenses

The table that follows show the estimated operating expenses paid each year by the ADV Class shares of the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) – The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

ADV Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Service Fee	Other Expenses(3)	Acquired Fund Fees and Expenses	Total Operating Expenses		Waivers, Reimbursements and Recoupments(4)	Net Operating Expenses
ING Multi-Manager International Small Cap	1.00%	0.50%	0.25%	0.21%	N/A	1.96	%(3)	(0.16)%	1.80%

(1)  This table shows the estimated operating expenses for the ADV Class shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not commenced operations as of December 31, 2007.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio so that the actual fee paid by the Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The waiver will continue through at least May 1, 2009. There is no guarantee this waiver will continue after that date.

(3)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of the average daily net assets of the Portfolio, which is reflected in Other Expenses. Also includes 0.01% of non-recurring offering expenses and excluding this amount, Total Operating Expenses would have been 1.95%.

(4)  DSL, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses (and Acquired Fund Fees and Expenses), subject to possible recoupment by DSL within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Waivers, Reimbursements and Recoupments. This amount also includes the 0.15% distribution fee waiver described in footnote (2). The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days' written notice to the Portfolio's Adviser, DSL. For more information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.
Example  The Example is intended to help you compare the cost of investing in the ADV Class shares of the Portfolio, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the ADV Class shares of the Portfolio's net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years
ING Multi-Manager International Small Cap(1)	$183	$598

(1)  The Example numbers reflect the contractual expense limitation agreement/waivers for the one-year period and the first year of the three-year period.

6

Summary of Principal Risks

The value of your investment in the Portfolio changes with the values of the Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of the Portfolio are identified in the "Description of the Portfolios" section and are described below. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investment made by the Portfolio can change over time.

Convertible Securities Risk. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Currency Risk. Because the Portfolio may invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, the Portfolio's investments in foreign currency-denominated securities may reduce the value of the Portfolio's assets.

Depositary Receipts Risk. The Portfolio may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risk similar to those accompanying direct investments in foreign securities.

Derivatives Risk. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

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Summary of Principal Risks (continued)

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or blue chip equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Investment Models Risk. The proprietary models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Manager Risk. The success of the Portfolio's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether. There is no guarantee that the investment decisions of the Sub-Adviser will lead to favorable results.

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Summary of Principal Risks (continued)

Market and Company Risk. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of the Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Other Investment Companies Risk. The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, and the rules and regulations thereunder ("1940 Act"). These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Price Volatility Risk. The value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Securities Lending Risk. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

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Summary of Principal Risks (continued)

Value Investing Risk. The Portfolio may invest in "value" stocks. The Sub-Adviser may be wrong in its assessment of a company's value and the stocks the Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of the Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, the Portfolio's relative performance may suffer.

More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

The Portfolio is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Fundamental Investment Policies

Investment restrictions are fundamental if so designated in this Prospectus or in the SAI. This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

The Portfolio has adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

The Sub-Advisers may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Advisers believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage, unless specifically noted under the Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the Portfolio may not achieve its investment goals.

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More Information (continued)

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, provides the Portfolio with administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services also reviews the Portfolio for compliance with applicable legal requirements and monitors for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the FINRA Broker Check Hotline at 800-289-9999.

Shareholder Services and Distribution Plan

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators. The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and a 0.50% distribution fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's investment adviser or distributor (collectively, "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, ING Funds Distributor or DSL are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

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More Information (continued)

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") normally 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

The Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Advisers will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual

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More Information (continued)

basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Because the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

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Net Asset Value

The NAV per share for each class of the Portfolio is determined each business day as of Market Close on the NYSE. The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

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Management of the Portfolio

Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with FINRA as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed over $47 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged one or more sub-advisers to provide the day-to-day management of the Portfolio. These sub-advisers are not affiliates of DSL. DSL acts as a "manager-of-managers" for the Portfolio. DSL delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to DSL's oversight. DSL is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolio's Board. It is not expected that DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Portfolio's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Portfolio's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

Advisory Fees

DSL receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual advisory fee to be paid by the Portfolio for the current fiscal year as a percentage of the Portfolio's average daily net assets:

Portfolio	Advisory Fee (as a % of average daily net assets)
ING Multi-Manager International Small Cap(1)	1.00%

(1)  Because the Portfolio had not commenced operations as of the date of this Prospectus, the advisory fee for the Portfolio reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio's semi-annual shareholder report that will be dated June 30, 2008.

Taxes and Distributions

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital

15

Taxes and Distributions (continued)

gain. The Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Performance of a Similarly Managed Mutual Fund

The American Century sleeve of the Portfolio has substantially the same investment objectives, policies and investment strategies as an existing mutual fund ("Comparable Fund") that is sold directly to the public on a retail basis and that is advised by American Century.

While the Portfolio is managed in a manner similar to that of the Comparable Fund whose historical performance is presented below, investors should be aware that the Portfolio is not the same fund and will not have the same performance. Investments made by the Portfolio at any given time may not be the same as those made by the Comparable Fund. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolio, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Fund may be lower than the total operating expenses of the Portfolio. In such instances, the performance of the Comparable Fund would be negatively impacted if the total operating expenses of the Portfolio had been used to compute the Comparable Fund's performance.

The historical performance of the Comparable Fund is presented below. You should not consider the performance of the Comparable Fund as an indication of the future performance of the Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Comparable Fund and not those to be paid by the Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by the Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only the Comparable Fund is shown, the Sub-Advisers may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Fund for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmarks.

	1 Year	3 Years	5 Years	10 Years
American Century International Discovery Fund – Inv Class	24.49%	29.13%	30.53%	17.29%
S&P/Citigroup Extended Market Index World Ex-US(1)	7.32%	19.25%	27.41%	12.54%
S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index(2)	6.10%	19.08%	27.17%	12.34%

(1)  The S&P/Citigroup Extended Market Index World Ex-US is an unmanaged index which consists of the smaller capitalization stocks of the Citigroup Broad Market Index. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

(2)  The S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index is an unmanaged index which consists of the smaller capitalization stocks of the Citigroup Broad Market Index, and tracks companies in developed countries in the European and Pacific regions.

16

Performance of Similar Accounts Managed by Schroders

The tables below are designed to show how a composite of similar accounts managed by Schroders performed over various periods in the past.

The Schroder US International Small Cap Fund Composite ("Composite") is a composite of the performance of actual fee-paying and non-fee paying, fully discretionary accounts under management by Schroders for at least one month beginning May 31, 1989 that has investment objectives, policies and strategies that are substantially similar to those of Schroders' sleeve of the Portfolio. The accounts included in the Composite may include separate accounts, registered mutual funds, private investments funds and other client accounts.

The tables below show the returns for the Composite compared with the S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index for the one-, three, five-, and ten-year periods ended December 31, 2007 and on an annual basis as of December 31 of prior years. This information is designed to demonstrate the historical track record of Schroders. It does not indicate how the Portfolio has performed or will perform in the future. Past performance is not a guarantee of future results.

The net annual returns for the Composite were calculated on a time weighted and asset weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The first column of performance numbers under the average annual total returns table reflects the deduction of the maximum front-end sales charge of the Portfolio (5.75%) from a hypothetical investment made in the first year of the one-, three-, five-, and ten-year periods, respectively. The average annual total returns for the Composite do not reflect the deduction of any sales loads which would have reduced the performance numbers. The accounts in the Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Code. Returns would have been lower if the Composite had been subject to these expenses and may have been lower if the Composite had been subject to these regulations. The aggregate returns of the accounts in the Composite may not reflect the returns of any particular account of Schroders. The performance reflected in the composite was calculated differently than the method used for calculating performance pursuant to SEC guidelines.

The table below shows the average annual total returns of the Composite for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmark.

Average Annual Total Returns
(as of December 31, 2007)

	1 Year	3 Years	5 Years
Schroder US International Small Cap Fund Composite (no sales charge)	7.60%	20.27%	28.78%
S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index(1)	6.10%	19.08%	27.17%

Annual Total Returns
(as of December 31 of each year)

	Schroder US International Small Cap Fund Composite (no sales charge)	S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index(1)
2007	7.60%	6.10%
2006	33.39%	30.35%
2005	21.23%	22.09%
2004	34.48%	28.75%
2003	51.41%	52.90%

(1)  The S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index ("S&P/Citigroup EMI EPAC Index") measures the performance of the smallest companies from the 24 European and Pacific countries represented in the S&P/Citigroup Europe Pacific Asia Composite Index. The S&P/Citigroup EMI EPAC Index represents companies whose assets place them in the bottom 20% of the total market capital of each country. Prior to April 7, 2003, the Index was known as the Salomon Smith Barney EM EPAC Index and from April 7 through November 11, 2003, the Index was known as the Citigroup EM EPAC Index. The returns were adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Since April 1, 2007, the returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

17

Financial Highlights

Because the Portfolio did not commence operations as of the fiscal year ended December 31, 2007, financial highlights are not available.

18

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information dated April 28, 2008 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the Portfolio's annual and semi-annual shareholder reports, when available, and the Portfolio's SAI or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Institutional Class

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING Multi-Manager International Small Cap Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Institutional Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The ING Multi-Manager International Small Cap Portfolio (the "Portfolio") is a series of ING Investors Trust (the "Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this prospectus ("Prospectus").

Adviser

Directed Services LLC ("DSL") serves as the investment adviser to the Portfolio. The Portfolio has two sub-advisers referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

Sub-Advisers

Schroder Investment Management North America, Inc. and

American Century Global Investment Management, Inc.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus. Class I shares are not subject to any sales load, servicing fees or Rule 12b-1 distribution fees.

Investing through your Variable Contract or Qualified Plan

Adviser Class shares of the Portfolio may be offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio. Class I shares may also be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolio

ING MULTI-MANAGER INTERNATIONAL SMALL CAP PORTFOLIO

Sub Advisers

Schroder Investment Management North America, Inc. ("Schroders")
American Century Global Investment Management, Inc. ("American Century")

Investment Objective

The Portfolio seeks maximum long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the Portfolio's assets will normally be invested in companies located outside the U.S., including emerging markets. The Portfolio may invest up to 35% of its total assets in U.S. issuers.

The Portfolio considers small-capitalization companies to be those that have a market capitalization, at the time of purchase, that falls within the range of companies in the MSCI EAFE® Small Cap Index ("Index") (as of December 31, 2007, between $23 million and $7.9 billion). The market capitalization of companies considered to be small-capitalization will change with market conditions. The Portfolio may hold both growth and value stocks and at times may favor one over the other based on available opportunities.

The Portfolio invests primarily in common stock or securities convertible into common stock of international issuers, but may invest from time to time in such instruments as forward currency contracts; futures contracts; other investment companies, including Exchange Traded Funds ("ETFs"); rights; and American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

Schroders and American Century ("Sub-Advisers") provide day-to-day management of the Portfolio. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. DSL will determine the amount of Portfolio assets allocated to Schroders and American Century.

Schroders

Schroders employs a fundamental investment approach that considers macroeconomic factors while focusing primarily on company specific factors. The company specific factors include the company's potential for long-term growth, financial condition, quality of management, and sensitivity to cyclical factors, as well as the relative value of the company's securities compared with those of other companies and the market as a whole. In selecting investments for the Portfolio, Schroders considers, among other things, whether a company is likely to have above-average earnings growth, whether its securities are attractively valued, and whether the company has any proprietary advantages. Schroders generally sells a security when its market price approaches its estimate of fair value or when it identifies a significantly more attractive investment candidate.

American Century

The Portfolio's assets will be invested primarily in equity securities of companies that are small-to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of this portion of the Portfolio is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market

3

Description of the Portfolio (continued)

conditions, this portion of the Portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on an investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Advisers use may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Currency Risk
Depository Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Risk
Initial Public Offerings Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Trends Risk
Other Investment Companies Risk
Price Volatility Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Because the Portfolio did not commence operations as of the fiscal year ended December 31, 2007, there is no performance information included in this Prospectus. However, performance of a similarly managed fund and a composite of similarly managed accounts are presented in the sections of this Prospectus entitled "Performance of a Similarly Managed Mutual Fund" and "Performance of Similar Accounts Managed by Schroders."

More on the Sub-Advisers

Schroders

Schroders is located at 875 Third Avenue, 22nd Floor, New York, New York 10022. Schroders has been a registered investment adviser, together with its predecessor since 1968, and is a part of a worldwide group of financial services companies. Schroders currently serves as an investment adviser to other mutual funds and a broad range of institutional investors. As of December 31, 2007, Schroders, together with its affiliated companies, managed approximately $277 billion in assets. Schroders plc., organized in 1804, is the ultimate parent of Schroders.

4

Description of the Portfolio (continued)

The following individual is primarily responsible for the day-to-day management of the Schroders portion of the Portfolio:

Name	Position and Recent Business Experience
Matthew Dobbs	Mr. Dobbs, Portfolio Manager, joined Schroders in 1981 and is Head of Global Small Cap Equities for Schroders plc and Schroders Limited and a member of the Global/EAFE equity team.

American Century

American Century is located at 666 3rd Avenue, 23rd Floor, New York, New York 10017 and has been managing mutual funds since 2005. American Century is a wholly-owned subsidiary of American Century Investment Management, Inc. which has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 641111. As of December 31, 2007, American Century and American Century Investment Management, Inc. had assets under management of approximately $102.48 billion.

The following individuals jointly share responsibility for the day-to-day management of the American Century portion of the Portfolio:

Name	Position and Recent Business Experience
Mark S. Kopinski	Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, rejoined American Century in April 1997 as a portfolio manager.

Brian Brady	Mr. Brady, Vice President and Portfolio Manager, joined American Century in June 1994 and became a portfolio manager in November 1998.

The Statement of Additional Information (the "SAI") provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

5

Portfolio Fees and Expenses

The table that follows show the estimated operating expenses paid each year by the Class I shares of the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) – The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

Class I Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee	Shareholder Service Fee	Other Expenses(2)	Acquired Fund Fees and Expenses	Total Operating Expenses		Waivers, Reimbursements and Recoupments(3)	Net Operating Expenses
ING Multi-Manager International Small Cap	1.00%	N/A	N/A	0.21%	N/A	1.21	%(2)	(0.01)%	1.20%

(1)  This table shows the estimated operating expenses for the Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not commenced operations as of December 31, 2007.

(2)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of the average daily net assets of the Portfolio, which is reflected in Other Expenses. Also includes 0.01% of non-recurring offering expenses and excluding this amount, Total Operating Expenses would have been 1.20%.

(3)  DSL, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses (and Acquired Fund Fees and Expenses), subject to possible recoupment by DSL within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Waivers, Reimbursements and Recoupments. The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days' written notice to the Portfolio's Adviser, DSL. For more information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

Example The Example is intended to help you compare the cost of investing in the Class I shares of the Portfolio, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class I shares of the Portfolio's net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years
ING Multi-Manager International Small Cap(1)	$122	$381

(1)  The Example numbers reflect the contractual expense limitation agreement/waivers for the one-year period and the first year of the three-year period.

6

Summary of Principal Risks

The value of your investment in the Portfolio changes with the values of the Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of the Portfolio are identified in the "Description of the Portfolios" section and are described below. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investment made by the Portfolio can change over time.

Convertible Securities Risk. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Currency Risk. Because the Portfolio may invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, the Portfolio's investments in foreign currency-denominated securities may reduce the value of the Portfolio's assets.

Depositary Receipts Risk. The Portfolio may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risk similar to those accompanying direct investments in foreign securities.

Derivatives Risk. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

7

Summary of Principal Risks (continued)

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or blue chip equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Investment Models Risk. The proprietary models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Manager Risk. The success of the Portfolio's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether. There is no guarantee that the investment decisions of the Sub-Adviser will lead to favorable results.

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Summary of Principal Risks (continued)

Market and Company Risk. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of the Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Other Investment Companies Risk. The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, and the rules and regulations thereunder ("1940 Act"). These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Price Volatility Risk. The value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Securities Lending Risk. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not

9

Summary of Principal Risks (continued)

succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Value Investing Risk. The Portfolio may invest in "value" stocks. The Sub-Adviser may be wrong in its assessment of a company's value and the stocks the Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of the Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, the Portfolio's relative performance may suffer.

More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

The Portfolio is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Fundamental Investment Policies

Investment restrictions are fundamental if so designated in this Prospectus or in the SAI. This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

The Portfolio has adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

The Sub-Advisers may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Advisers believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage, unless specifically noted under the Portfolio's principal investment

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More Information (continued)

strategy, are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the Portfolio may not achieve its investment goals.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, provides the Portfolio with administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services also reviews the Portfolio for compliance with applicable legal requirements and monitors for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the FINRA Broker Check Hotline at 800-289-9999.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio's investment adviser or distributor (collectively, "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, ING Funds Distributor or DSL are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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More Information (continued)

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") normally 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

The Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Advisers will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual

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More Information (continued)

basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Because the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

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More Information (continued)

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

Net Asset Value

The NAV per share for each class of the Portfolio is determined each business day as of Market Close on the NYSE. The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

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Management of the Portfolio

Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with FINRA as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed over $47 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged one or more sub-advisers to provide the day-to-day management of the Portfolio. These sub-advisers are not affiliates of DSL. DSL acts as a "manager-of-managers" for the Portfolio. DSL delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to DSL's oversight. DSL is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolio's Board. It is not expected that DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Portfolio's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Portfolio's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

Advisory Fees

DSL receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual advisory fee to be paid by the Portfolio for the current fiscal year as a percentage of the Portfolio's average daily net assets:

Portfolio	Advisory Fee (as a % of average daily net assets)
ING Multi-Manager International Small Cap(1)	1.00%

(1)  Because the Portfolio had not commenced operations as of the date of this Prospectus, the advisory fee for the Portfolio reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio's semi-annual shareholder report that will be dated June 30, 2008.

Taxes and Distributions

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital

15

Taxes and Distributions (continued)

gain. The Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Performance of Similarly Managed Mutual Fund

The American Century sleeve of the Portfolio has substantially the same investment objectives, policies and investment strategies as an existing mutual fund ("Comparable Fund") that is sold directly to the public on a retail basis and that is advised by American Century.

While the Portfolio is managed in a manner similar to that of the Comparable Fund whose historical performance is presented below, investors should be aware that the Portfolio is not the same fund and will not have the same performance. Investments made by the Portfolio at any given time may not be the same as those made by the Comparable Fund. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolio, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Fund may be lower than the total operating expenses of the Portfolio. In such instances, the performance of the Comparable Fund would be negatively impacted if the total operating expenses of the Portfolio had been used to compute the Comparable Fund's performance.

The historical performance of the Comparable Fund is presented below. You should not consider the performance of the Comparable Fund as an indication of the future performance of the Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Comparable Fund and not those to be paid by the Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by the Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only the Comparable Fund is shown, the Sub-Advisers may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Fund for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmarks.

	1 Year	3 Years	5 Years	10 Years
American Century International Discovery Fund - Inv Class	24.49%	29.13%	30.53%	17.29%
S&P/Citigroup Extended Market Index World Ex-US(1)	7.32%	19.25%	27.41%	12.54%
S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index(2)	6.10%	19.08%	27.17%	12.34%

(1)  The S&P/Citigroup Extended Market Index World Ex-US is an unmanaged index which consists of the smaller capitalization stocks of the Citigroup Broad Market Index. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

(2)  The S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index is an unmanaged index which consists of the smaller capitalization stocks of the Citigroup Broad Market Index, and tracks companies in developed countries in the European and Pacific regions.

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Performance of Similar Accounts Managed by Schroders

The tables below are designed to show how a composite of similar accounts managed by Schroders performed over various periods in the past.

The Schroder US International Small Cap Fund Composite ("Composite") is a composite of the performance of actual fee-paying and non-fee paying, fully discretionary accounts under management by Schroders for at least one month beginning May 31, 1989 that has investment objectives, policies and strategies that are substantially similar to those of Schroders' sleeve of the Portfolio. The accounts included in the Composite may include separate accounts, registered mutual funds, private investments funds and other client accounts.

The tables below show the returns for the Composite compared with the S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index for the one-, three, five-, and ten-year periods ended December 31, 2007 and on an annual basis as of December 31 of prior years. This information is designed to demonstrate the historical track record of Schroders. It does not indicate how the Portfolio has performed or will perform in the future. Past performance is not a guarantee of future results.

The net annual returns for the Composite were calculated on a time weighted and asset weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The first column of performance numbers under the average annual total returns table reflects the deduction of the maximum front-end sales charge of the Portfolio (5.75%) from a hypothetical investment made in the first year of the one-, three-, five-, and ten-year periods, respectively. The average annual total returns for the Composite do not reflect the deduction of any sales loads which would have reduced the performance numbers. The accounts in the Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Code. Returns would have been lower if the Composite had been subject to these expenses and may have been lower if the Composite had been subject to these regulations. The aggregate returns of the accounts in the Composite may not reflect the returns of any particular account of Schroders. The performance reflected in the composite was calculated differently than the method used for calculating performance pursuant to SEC guidelines.

The table below shows the average annual total returns of the Composite for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmark.

Average Annual Total Returns
(as of December 31, 2007)

	1 Year	3 Years	5 Years
Schroder US International Small Cap Fund Composite (no sales charge)	7.60%	20.27%	28.78%
S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index(1)	6.10%	19.08%	27.17%

Annual Total Returns
(as of December 31 of each year)

	Schroder US International Small Cap Fund Composite (no sales charge)	S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index(1)
2007	7.60%	6.10%
2006	33.39%	30.35%
2005	21.23%	22.09%
2004	34.48%	28.75%
2003	51.41%	52.90%

(1)  The S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index ("S&P/Citigroup EMI EPAC Index") measures the performance of the smallest companies from the 24 European and Pacific countries represented in the S&P/Citigroup Europe Pacific Asia Composite Index. The S&P/Citigroup EMI EPAC Index represents companies whose assets place them in the bottom 20% of the total market capital of each country. Prior to April 7, 2003, the Index was known as the Salomon Smith Barney EM EPAC Index and from April 7 through November 11, 2003, the Index was known as the Citigroup EM EPAC Index. The returns were adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Since April 1, 2007, the returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

17

Financial Highlights

Because the Portfolio did not commence operations as of the fiscal year ended December 31, 2007, financial highlights are not available.

18

TO OBTAIN MORE INFORMATION

A Statement of Additional Information dated April 28, 2008 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the Portfolio's annual and semi-annual shareholder reports, when available, and the Portfolio's SAI or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Service Class

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING Multi-Manager International Small Cap Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE
IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The ING Multi-Manager International Small Cap Portfolio (the "Portfolio") is a series of ING Investors Trust (the "Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this prospectus ("Prospectus").

Adviser

Directed Services LLC ("DSL") serves as the investment adviser to the Portfolio. The Portfolio has two sub-advisers referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

Sub-Advisers

Schroder Investment Management North America, Inc. and

American Century Global Investment Management, Inc.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus. Class S shares are not subject to any sales load or Rule 12b-1 distribution fees.

Investing through your Variable Contract or Qualified Plan

Class S shares of the Portfolio may be offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio. Class I shares, which are not offered in this Prospectus, may also be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolio

ING MULTI-MANAGER INTERNATIONAL SMALL CAP PORTFOLIO

Sub Advisers

Schroder Investment Management North America, Inc. ("Schroders")

American Century Global Investment Management, Inc. ("American Century")

Investment Objective

The Portfolio seeks maximum long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the Portfolio's assets will normally be invested in companies located outside the U.S., including emerging markets. The Portfolio may invest up to 35% of its total assets in U.S. issuers.

The Portfolio considers small-capitalization companies to be those that have a market capitalization, at the time of purchase, that falls within the range of companies in the MSCI EAFE® Small Cap Index ("Index") (as of December 31, 2007, between $23 million and $7.9 billion). The market capitalization of companies considered to be small-capitalization will change with market conditions. The Portfolio may hold both growth and value stocks and at times may favor one over the other based on available opportunities.

The Portfolio invests primarily in common stock or securities convertible into common stock of international issuers, but may invest from time to time in such instruments as forward currency contracts; futures contracts; other investment companies, including Exchange Traded Funds ("ETFs"); rights; and American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

Schroders and American Century ("Sub-Advisers") provide day-to-day management of the Portfolio. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. DSL will determine the amount of Portfolio assets allocated to Schroders and American Century.

Schroders

Schroders employs a fundamental investment approach that considers macroeconomic factors while focusing primarily on company specific factors. The company specific factors include the company's potential for long-term growth, financial condition, quality of management, and sensitivity to cyclical factors, as well as the relative value of the company's securities compared with those of other companies and the market as a whole. In selecting investments for the Portfolio, Schroders considers, among other things, whether a company is likely to have above-average earnings growth, whether its securities are attractively valued, and whether the company has any proprietary advantages. Schroders generally sells a security when its market price approaches its estimate of fair value or when it identifies a significantly more attractive investment candidate.

American Century

The Portfolio's assets will be invested primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of this portion of the Portfolio is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, this portion of the Portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

3

Description of the Portfolio (continued)

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on an investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Advisers use may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Currency Risk
Depository Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Risk
Initial Public Offerings Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Trends Risk
Other Investment Companies Risk
Price Volatility Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Because the Portfolio did not commence operations as of the fiscal year ended December 31, 2007, there is no performance information included in this Prospectus. However, performance of a similarly managed fund and a composite of similarly managed accounts are presented in the sections of this Prospectus entitled "Performance of a Similarly Managed Mutual Fund" and "Performance of Similar Accounts Managed by Schroders."

More on the Sub-Advisers

Schroders

Schroders is located at 875 Third Avenue, 22nd Floor, New York, New York 10022. Schroders has been a registered investment adviser, together with its predecessor since 1968, and is a part of a worldwide group of financial services companies. Schroders currently serves as an investment adviser to other mutual funds and a broad range of institutional investors. As of December 31, 2007, Schroders, together with its affiliated companies, managed approximately $277 billion in assets. Schroders plc., organized in 1804, is the ultimate parent of Schroders.

4

Description of the Portfolio (continued)

The following individual is primarily responsible for the day-to-day management of the Schroders portion of the Portfolio:

Name	Position and Recent Business Experience
Matthew Dobbs	Mr. Dobbs, Portfolio Manager, joined Schroders in 1981 and is Head of Global Small Cap Equities for Schroders plc and Schroders Limited and a member of the Global/EAFE equity team.

American Century

American Century is located at 666 3rd Avenue, 23rd Floor, New York, New York 10017 and has been managing mutual funds since 2005. American Century is a wholly-owned subsidiary of American Century Investment Management, Inc. which has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 641111. As of December 31, 2007, American Century and American Century Investment Management, Inc. had assets under management of approximately $102.48 billion.

The following individuals jointly share responsibility for the day-to-day management of the American Century portion of the Portfolio:

Name	Position and Recent Business Experience
Mark S. Kopinski	Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, rejoined American Century in April 1997 as a portfolio manager.

Brian Brady	Mr. Brady, Vice President and Portfolio Manager, joined American Century in June 1994 and became a portfolio manager in November 1998.

The Statement of Additional Information (the "SAI") provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

5

Portfolio Fees and Expenses

The table that follows show the estimated operating expenses paid each year by the Class S shares of the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) – The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

Class S Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee	Shareholder Service Fee	Other Expenses(2)	Acquired Fund Fees and Expenses	Total Operating Expenses		Waivers, Reimbursements and Recoupments(3)	Net Operating Expenses
ING Multi-Manager International Small Cap	1.00%	N/A	0.25%	0.21%	N/A	1.46	%(2)	(0.01)%	1.45%

(1)  This table shows the estimated operating expenses for the Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not commenced operations as of December 31, 2007.

(2)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of the average daily net assets of the Portfolio, which is reflected in Other Expenses. Also includes 0.01% of non-recurring offering expenses and excluding this amount, Total Operating Expenses would have been 1.45%.

(3)  DSL, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses (and Acquired Fund Fees and Expenses), subject to possible recoupment by DSL within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Waivers, Reimbursements and Recoupments. The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days' written notice to the Portfolio's Adviser, DSL. For more information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

Example The Example is intended to help you compare the cost of investing in the Class S shares of the Portfolio, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class S shares of the Portfolio's net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years
ING Multi-Manager International Small Cap(1)	$148	$459

(1)  The Example numbers reflect the contractual expense limitation agreement/waivers for the one-year period and the first year of the three-year period.

6

Summary of Principal Risks

The value of your investment in the Portfolio changes with the values of the Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of the Portfolio are identified in the "Description of the Portfolios" section and are described below. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investment made by the Portfolio can change over time.

Convertible Securities Risk. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Currency Risk. Because the Portfolio may invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, the Portfolio's investments in foreign currency-denominated securities may reduce the value of the Portfolio's assets.

Depositary Receipts Risk. The Portfolio may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risk similar to those accompanying direct investments in foreign securities.

Derivatives Risk. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

7

Summary of Principal Risks (continued)

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or blue chip equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Investment Models Risk. The proprietary models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Manager Risk. The success of the Portfolio's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether. There is no guarantee that the investment decisions of the Sub-Adviser will lead to favorable results.

8

Summary of Principal Risks (continued)

Market and Company Risk. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of the Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Other Investment Companies Risk. The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, and the rules and regulations thereunder ("1940 Act"). These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Price Volatility Risk. The value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Securities Lending Risk. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

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Summary of Principal Risks (continued)

Value Investing Risk. The Portfolio may invest in "value" stocks. The Sub-Adviser may be wrong in its assessment of a company's value and the stocks the Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of the Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, the Portfolio's relative performance may suffer.

More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

The Portfolio is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Fundamental Investment Policies

Investment restrictions are fundamental if so designated in this Prospectus or in the SAI. This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

The Portfolio has adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

The Sub-Advisers may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Advisers believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage, unless specifically noted under the Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the Portfolio may not achieve its investment goals.

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More Information (continued)

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, provides the Portfolio with administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services also reviews the Portfolio for compliance with applicable legal requirements and monitors for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the FINRA Broker Check Hotline at 800-289-9999.

Service Fees

The Trust has entered into a Shareholder Services Plan ("Plan") for the Class S shares of the Portfolio. The Plan allows the Distributor to use payments under the Plan for the provision of shareholder services and/or maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolio. Services that may be provided under the Plan include, among other things, providing information about the Portfolio. Under the Plan, the Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's investment adviser or distributor (collectively, "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners.

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More Information (continued)

The Portfolio, ING Funds Distributor or DSL are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") normally 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

The Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Advisers will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

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More Information (continued)

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Because the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and

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More Information (continued)

makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

Net Asset Value

The NAV per share for each class of the Portfolio is determined each business day as of Market Close on the NYSE. The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

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Net Asset Value (continued)

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

Management of the Portfolio

Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with FINRA as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed over $47 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged one or more sub-advisers to provide the day-to-day management of the Portfolio. These sub-advisers are not affiliates of DSL. DSL acts as a "manager-of-managers" for the Portfolio. DSL delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to DSL's oversight. DSL is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolio's Board. It is not expected that DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Portfolio's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Portfolio's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

Advisory Fees

DSL receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual advisory fee to be paid by the Portfolio for the current fiscal year as a percentage of the Portfolio's average daily net assets:

Portfolio	Advisory Fee (as a % of average daily net assets)
ING Multi-Manager International Small Cap(1)	1.00%

(1)  Because the Portfolio had not commenced operations as of the date of this Prospectus, the advisory fee for the Portfolio reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio's semi-annual shareholder report that will be dated June 30, 2008.

Taxes and Distributions

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

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Taxes and Distributions (continued)

The Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain. The Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Performance of Similarly Managed Mutual Fund

The American Century sleeve of the Portfolio has substantially the same investment objectives, policies and investment strategies as an existing mutual fund ("Comparable Fund") that is sold directly to the public on a retail basis and that is advised by American Century.

While the Portfolio is managed in a manner similar to that of the Comparable Fund whose historical performance is presented below, investors should be aware that the Portfolio is not the same fund and will not have the same performance. Investments made by the Portfolio at any given time may not be the same as those made by the Comparable Fund. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolio, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Fund may be lower than the total operating expenses of the Portfolio. In such instances, the performance of the Comparable Fund would be negatively impacted if the total operating expenses of the Portfolio had been used to compute the Comparable Fund's performance.

The historical performance of the Comparable Fund is presented below. You should not consider the performance of the Comparable Fund as an indication of the future performance of the Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Comparable Fund and not those to be paid by the Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by the Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only the Comparable Fund is shown, the Sub-Advisers may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Fund for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmarks.

	1 Year	3 Years	5 Years	10 Years
American Century International Discovery Fund – Inv Class	24.49%	29.13%	30.53%	17.29%
S&P/Citigroup Extended Market Index World Ex-US(1)	7.32%	19.25%	27.41%	12.54%
S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index(2)	6.10%	19.08%	27.17%	12.34%

(1)  The S&P/Citigroup Extended Market Index World Ex-US is an unmanaged index which consists of the smaller capitalization stocks of the Citigroup Broad Market Index. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

(2)  The S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index is an unmanaged index which consists of the smaller capitalization stocks of the Citigroup Broad Market Index, and tracks companies in developed countries in the European and Pacific regions.

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Performance of Similar Accounts Managed by Schroders

The tables below are designed to show how a composite of similar accounts managed by Schroders performed over various periods in the past.

The Schroder US International Small Cap Fund Composite ("Composite") is a composite of the performance of actual fee-paying and non-fee paying, fully discretionary accounts under management by Schroders for at least one month beginning May 31, 1989 that has investment objectives, policies and strategies that are substantially similar to those of Schroders' sleeve of the Portfolio. The accounts included in the Composite may include separate accounts, registered mutual funds, private investments funds and other client accounts.

The tables below show the returns for the Composite compared with the S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index for the one-, three, five-, and ten-year periods ended December 31, 2007 and on an annual basis as of December 31 of prior years. This information is designed to demonstrate the historical track record of Schroders. It does not indicate how the Portfolio has performed or will perform in the future. Past performance is not a guarantee of future results.

The net annual returns for the Composite were calculated on a time weighted and asset weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The first column of performance numbers under the average annual total returns table reflects the deduction of the maximum front-end sales charge of the Portfolio (5.75%) from a hypothetical investment made in the first year of the one-, three-, five-, and ten-year periods, respectively. The average annual total returns for the Composite do not reflect the deduction of any sales loads which would have reduced the performance numbers. The accounts in the Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Code. Returns would have been lower if the Composite had been subject to these expenses and may have been lower if the Composite had been subject to these regulations. The aggregate returns of the accounts in the Composite may not reflect the returns of any particular account of Schroders. The performance reflected in the composite was calculated differently than the method used for calculating performance pursuant to SEC guidelines.

The table below shows the average annual total returns of the Composite for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmark.

Average Annual Total Returns
(as of December 31, 2007)

	1 Year	3 Years	5 Years
Schroder US International Small Cap Fund Composite (no sales charge)	7.60%	20.27%	28.78%
S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index(1)	6.10%	19.08%	27.17%

Annual Total Returns
(as of December 31 of each year)

	Schroder US International Small Cap Fund Composite (no sales charge)	S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index(1)
2007	7.60%	6.10%
2006	33.39%	30.35%
2005	21.23%	22.09%
2004	34.48%	28.75%
2003	51.41%	52.90%

(1)  The S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index ("S&P/Citigroup EMI EPAC Index") measures the performance of the smallest companies from the 24 European and Pacific countries represented in the S&P/Citigroup Europe Pacific Asia Composite Index. The S&P/Citigroup EMI EPAC Index represents companies whose assets place them in the bottom 20% of the total market capital of each country. Prior to April 7, 2003, the Index was known as the Salomon Smith Barney EM EPAC Index and from April 7 through November 11, 2003, the Index was known as the Citigroup EM EPAC Index. The returns were adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Since April 1, 2007, the returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

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Financial Highlights

Because the Portfolio did not commence operations as of the fiscal year ended December 31, 2007, financial highlights are not available.

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TO OBTAIN MORE INFORMATION

A Statement of Additional Information dated April 28, 2008 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the Portfolio's annual and semi-annual shareholder reports, when available, and the Portfolio's SAI or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 28, 2008

Service 2 Class

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING Multi-Manager International Small Cap Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE
IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service 2 Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The ING Multi-Manager International Small Cap Portfolio (the "Portfolio") is a series of ING Investors Trust (the "Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this prospectus ("Prospectus").

Adviser

Directed Services LLC ("DSL") serves as the investment adviser to the Portfolio. The Portfolio has two sub-advisers referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

Sub-Advisers

Schroder Investment Management North America, Inc. and

American Century Global Investment Management, Inc.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus. Service 2 Class shares are not subject to any sales load.

Investing through your Variable Contract or Qualified Plan

Service 2 Class shares of the Portfolio may be offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio. Class I shares, which are not offered in this Prospectus, may also be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolio

ING MULTI-MANAGER INTERNATIONAL SMALL CAP PORTFOLIO

Sub Advisers

Schroder Investment Management North America, Inc. ("Schroders")

American Century Global Investment Management, Inc. ("American Century")

Investment Objective

The Portfolio seeks maximum long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the Portfolio's assets will normally be invested in companies located outside the U.S., including emerging markets. The Portfolio may invest up to 35% of its total assets in U.S. issuers.

The Portfolio considers small-capitalization companies to be those that have a market capitalization, at the time of purchase, that falls within the range of companies in the MSCI EAFE® Small Cap Index ("Index") (as of December 31, 2007, between $23 million and $7.9 billion). The market capitalization of companies considered to be small-capitalization will change with market conditions. The Portfolio may hold both growth and value stocks and at times may favor one over the other based on available opportunities.

The Portfolio invests primarily in common stock or securities convertible into common stock of international issuers, but may invest from time to time in such instruments as forward currency contracts; futures contracts; other investment companies, including Exchange Traded Funds ("ETFs"); rights; and American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

Schroders and American Century ("Sub-Advisers") provide day-to-day management of the Portfolio. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. DSL will determine the amount of Portfolio assets allocated to Schroders and American Century.

Schroders

Schroders employs a fundamental investment approach that considers macroeconomic factors while focusing primarily on company specific factors. The company specific factors include the company's potential for long-term growth, financial condition, quality of management, and sensitivity to cyclical factors, as well as the relative value of the company's securities compared with those of other companies and the market as a whole. In selecting investments for the Portfolio, Schroders considers, among other things, whether a company is likely to have above-average earnings growth, whether its securities are attractively valued, and whether the company has any proprietary advantages. Schroders generally sells a security when its market price approaches its estimate of fair value or when it identifies a significantly more attractive investment candidate.

American Century

The Portfolio's assets will be invested primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of this portion of the Portfolio is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, this portion of the Portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

3

Description of the Portfolio (continued)

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on an investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Advisers use may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Currency Risk
Depository Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Risk
Initial Public Offerings Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Trends Risk
Other Investment Companies Risk
Price Volatility Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Because the Portfolio did not commence operations as of the fiscal year ended December 31, 2007, there is no performance information included in this Prospectus. However, performance of a similarly managed fund and a composite of similarly managed accounts are presented in the sections of this Prospectus entitled "Performance of a Similarly Managed Mutual Fund" and "Performance of Similar Accounts Managed by Schroders."

More on the Sub-Advisers

Schroders

Schroders is located at 875 Third Avenue, 22nd Floor, New York, New York 10022. Schroders has been a registered investment adviser, together with its predecessor since 1968, and is a part of a worldwide group of financial services companies. Schroders currently serves as an investment adviser to other mutual funds and a broad range of institutional investors. As of December 31, 2007, Schroders, together with its affiliated companies, managed approximately $277 billion in assets. Schroders plc., organized in 1804, is the ultimate parent of Schroders.

4

Description of the Portfolio (continued)

The following individual is primarily responsible for the day-to-day management of the Schroders portion of the Portfolio:

Name	Position and Recent Business Experience
Matthew Dobbs	Mr. Dobbs, Portfolio Manager, joined Schroders in 1981 and is Head of Global Small Cap Equities for Schroders plc and Schroders Limited and a member of the Global/EAFE equity team.

American Century

American Century is located at 666 3rd Avenue, 23rd Floor, New York, New York 10017 and has been managing mutual funds since 2005. American Century is a wholly-owned subsidiary of American Century Investment Management, Inc. which has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 641111. As of December 31, 2007, American Century and American Century Investment Management, Inc. had assets under management of approximately $102.48 billion.

The following individuals jointly share responsibility for the day-to-day management of the American Century portion of the Portfolio:

Name	Position and Recent Business Experience
Mark S. Kopinski	Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, rejoined American Century in April 1997 as a portfolio manager.

Brian Brady	Mr. Brady, Vice President and Portfolio Manager, joined American Century in June 1994 and became a portfolio manager in November 1998.

The Statement of Additional Information (the "SAI") provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

5

Portfolio Fees and Expenses

The table that follows show the estimated operating expenses paid each year by the Service 2 Class shares of the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) – The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

Service 2 Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Service Fee	Other Expenses(3)	Acquired Fund Fees and Expenses	Total Operating Expenses		Waivers, Reimbursements and Recoupments(4)	Net Operating Expenses
ING Multi-Manager International Small Cap	1.00%	0.25%	0.25%	0.21%	N/A	1.71	%(3)	(0.11)%	1.60%

(1)  This table shows the estimated operating expenses for the Service 2 Class shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not commenced operations as of December 31, 2007.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the distribution fee for Service 2 Class shares of the Portfolio so that the actual fee paid by the Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The waiver will continue through at least May 1, 2009. There is no guarantee this waiver will continue after that date.

(3)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of the average daily net assets of the Portfolio, which is reflected in Other Expenses. Also includes 0.01% of non-recurring offering expenses and excluding this amount, the Total Operating Expenses would have been 1.70%.

(4)  DSL, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses (and Acquired Fund Fees and Expenses), subject to possible recoupment by DSL within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Waivers, Reimbursements and Recoupments. This amount also includes the 0.10% distribution fee waiver described in footnote (2). The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days' written notice to the Portfolio's Adviser, DSL. For more information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

Example  The Example is intended to help you compare the cost of investing in the Service 2 Class shares of the Portfolio, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Service 2 Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Service 2 Class shares of the Portfolio's net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years
ING Multi-Manager International Small Cap(1)	$163	$526

(1)  The Example numbers reflect the contractual expense limitation agreement/waivers for the one-year period and the first year of the three-year period.

6

Summary of Principal Risks

The value of your investment in the Portfolio changes with the values of the Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of the Portfolio are identified in the "Description of the Portfolios" section and are described below. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investment made by the Portfolio can change over time.

Convertible Securities Risk. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Currency Risk.  Because the Portfolio may invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, the Portfolio's investments in foreign currency-denominated securities may reduce the value of the Portfolio's assets.

Depositary Receipts Risk. The Portfolio may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risk similar to those accompanying direct investments in foreign securities.

Derivatives Risk. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

7

Summary of Principal Risks (continued)

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or blue chip equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Investment Models Risk. The proprietary models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Manager Risk. The success of the Portfolio's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether. There is no guarantee that the investment decisions of the Sub-Adviser will lead to favorable results.

8

Summary of Principal Risks (continued)

Market and Company Risk. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of the Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Other Investment Companies Risk. The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940 and the rules and regulations thereunder ("1940 Act"). These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Price Volatility Risk. The value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Securities Lending Risk. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not

9

Summary of Principal Risks (continued)

succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Value Investing Risk. The Portfolio may invest in "value" stocks. The Sub-Adviser may be wrong in its assessment of a company's value and the stocks the Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of the Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, the Portfolio's relative performance may suffer.

More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

The Portfolio is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Fundamental Investment Policies

Investment restrictions are fundamental if so designated in this Prospectus or in the SAI. This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

The Portfolio has adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

The Sub-Advisers may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Advisers believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage, unless specifically noted under the Portfolio's principal investment

10

More Information (continued)

strategy, are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the Portfolio may not achieve its investment goals.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, provides the Portfolio with administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services also reviews the Portfolio for compliance with applicable legal requirements and monitors for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the FINRA Broker Check Hotline at 800-289-9999.

Rule 12b-1 Distribution Fees

The Trust has adopted a Distribution Plan ("12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of 0.25% to ING Funds Distributor, as the Distributor, to pay or reimburse certain distribution-related expenses. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 Plan include, but are not limited to, the costs of the following:

(a)  printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b)  expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d)  obtaining information and providing explanations to variable contract owners or other investors regarding a Portfolio's investment objectives and policies and other information about the Trust including the performance of the Portfolio's Service 2 Class shares;

(e)  training sales personnel regarding the Trust;

(f)  compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g)  financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the portfolio's Service 2 Class shares.

Service Fees

The Trust has entered into a Shareholder Services Plan (the "Plan") for the Service 2 Class shares of the Portfolio. The Plan allows ING Funds Distributor, as the Distributor, to use payments under the Plan for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Service 2 Class shares of the Portfolio. Services that may be provided under the Plan include, among other things, providing information about the Portfolio. Under the Plan, the Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 Class shares.

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More Information (continued)

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's 12b-1 Plan and Plan, the Portfolio's investment adviser or distributor (collectively, "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, ING Funds Distributor or DSL are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of

12

More Information (continued)

regular trading ("Market Close") on the New York Stock Exchange ("NYSE") normally 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

The Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Advisers will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly,

13

More Information (continued)

long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Because the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

Net Asset Value

The NAV per share for each class of the Portfolio is determined each business day as of Market Close on the NYSE. The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV

14

Net Asset Value (continued)

reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

Management of the Portfolio

Adviser

DSL, a Delaware limited liability company, serves as the adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with FINRA as a broker-dealer.

DSL is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2007, DSL managed over $47 billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged one or more sub-advisers to provide the day-to-day management of the Portfolio. These sub-advisers are not affiliates of DSL. DSL acts as a "manager-of-managers" for the Portfolio. DSL delegates to the sub-adviser of

15

Management of the Portfolio (continued)

the Portfolio the responsibility for investment management, subject to DSL's oversight. DSL is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolio's Board. It is not expected that DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and DSL have received exemptive relief from the SEC to permit DSL, with the approval of the Portfolio's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Portfolio's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

Advisory Fees

DSL receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual advisory fee to be paid by the Portfolio for the current fiscal year as a percentage of the Portfolio's average daily net assets:

Portfolio	Advisory Fee (as a % of average daily net assets)
ING Multi-Manager International Small Cap(1)	1.00%

(1)  Because the Portfolio had not commenced operations as of the date of this Prospectus, the advisory fee for the Portfolio reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio's semi-annual shareholder report that will be dated June 30, 2008.

Taxes and Distributions

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain. The Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

16

Performance of Similarly Managed Mutual Fund

The American Century sleeve of the Portfolio has substantially the same investment objectives, policies and investment strategies as an existing mutual fund ("Comparable Fund") that is sold directly to the public on a retail basis and that is advised by American Century.

While the Portfolio is managed in a manner similar to that of the Comparable Fund whose historical performance is presented below, investors should be aware that the Portfolio is not the same fund and will not have the same performance. Investments made by the Portfolio at any given time may not be the same as those made by the Comparable Fund. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolio, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Fund may be lower than the total operating expenses of the Portfolio. In such instances, the performance of the Comparable Fund would be negatively impacted if the total operating expenses of the Portfolio had been used to compute the Comparable Fund's performance.

The historical performance of the Comparable Fund is presented below. You should not consider the performance of the Comparable Fund as an indication of the future performance of the Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Comparable Fund and not those to be paid by the Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by the Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only the Comparable Fund is shown, the Sub-Advisers may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Fund for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmarks.

	1 Year	3 Years	5 Years	10 Years
American Century International Discovery Fund – Inv Class	24.49%	29.13%	30.53%	17.29%
S&P/Citigroup Extended Market Index World Ex-US(1)	7.32%	19.25%	27.41%	12.54%
S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index(2)	6.10%	19.08%	27.17%	12.34%

(1)  The S&P/Citigroup Extended Market Index World Ex-US is an unmanaged index which consists of the smaller capitalization stocks of the Citigroup Broad Market Index. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

(2)  The S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index is an unmanaged index which consists of the smaller capitalization stocks of the Citigroup Broad Market Index, and tracks companies in developed countries in the European and Pacific regions.

Performance of Similar Accounts Managed by Schroders

The tables below are designed to show how a composite of similar accounts managed by Schroders performed over various periods in the past.

The Schroder US International Small Cap Fund Composite ("Composite") is a composite of the performance of actual fee-paying and non-fee paying, fully discretionary accounts under management by Schroders for at least one month beginning May 31, 1989 that has investment objectives, policies and strategies that are substantially similar to those of Schroders' sleeve of the Portfolio. The accounts included in the Composite may include separate accounts, registered mutual funds, private investments funds and other client accounts.

The tables below show the returns for the Composite compared with the S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index for the one-, three, five-, and ten-year periods ended December 31, 2007 and on

17

Performance of Similar Accounts Managed by Schroders (continued)

an annual basis as of December 31 of prior years. This information is designed to demonstrate the historical track record of Schroders. It does not indicate how the Portfolio has performed or will perform in the future. Past performance is not a guarantee of future results.

The net annual returns for the Composite were calculated on a time weighted and asset weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The first column of performance numbers under the average annual total returns table reflects the deduction of the maximum front-end sales charge of the Portfolio (5.75%) from a hypothetical investment made in the first year of the one-, three-, five-, and ten-year periods, respectively. The average annual total returns for the Composite do not reflect the deduction of any sales loads which would have reduced the performance numbers. The accounts in the Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Code. Returns would have been lower if the Composite had been subject to these expenses and may have been lower if the Composite had been subject to these regulations. The aggregate returns of the accounts in the Composite may not reflect the returns of any particular account of Schroders. The performance reflected in the composite was calculated differently than the method used for calculating performance pursuant to SEC guidelines.

The table below shows the average annual total returns of the Composite for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmark.

Average Annual Total Returns
(as of December 31, 2007)

	1 Year	3 Years	5 Years
Schroder US International Small Cap Fund Composite (no sales charge)	7.60%	20.27%	28.78%
S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index(1)	6.10%	19.08%	27.17%

Annual Total Returns
(as of December 31 of each year)

	Schroder US International Small Cap Fund Composite (no sales charge)	S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index(1)
2007	7.60%	6.10%
2006	33.39%	30.35%
2005	21.23%	22.09%
2004	34.48%	28.75%
2003	51.41%	52.90%

(1)  The S&P/Citigroup Extended Market Index Europe Pacific Asia Composite Index ("S&P/Citigroup EMI EPAC Index") measures the performance of the smallest companies from the 24 European and Pacific countries represented in the S&P/Citigroup Europe Pacific Asia Composite Index. The S&P/Citigroup EMI EPAC Index represents companies whose assets place them in the bottom 20% of the total market capital of each country. Prior to April 7, 2003, the Index was known as the Salomon Smith Barney EM EPAC Index and from April 7 through November 11, 2003, the Index was known as the Citigroup EM EPAC Index. The returns were adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Since April 1, 2007, the returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

18

Financial Highlights

Because the Portfolio did not commence operations as of the fiscal year ended December 31, 2007, financial highlights are not available.

19

TO OBTAIN MORE INFORMATION

A Statement of Additional Information dated April 28, 2008 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the Portfolio's annual and semi-annual shareholder reports, when available, and the Portfolio's SAI or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

  SEC File No. 811-05629


ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2008

SERVICE CLASS

BOND FUND

     ING Limited Maturity Bond Portfolio

INTERNATIONAL/GLOBAL FUND

     ING JPMorgan Emerging Markets Equity Portfolio

MONEY MARKET FUND

     ING Liquid Assets Portfolio

    NOT ALL PORTFOLIOS MAY BE AVAILABLE IN

[GRAPHIC APPEARS HERE]

ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE

CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU SHOULD READ IT

CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT

YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE

FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER

GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO

GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT

OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC")

HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER

THE INFORMATION IN THE PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE

SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY

AND RETAINED FOR FUTURE REFERENCE.


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                                       PAGE

INTRODUCTION

   ING Investors Trust .........         3

   Adviser .....................         3

   Portfolios and Sub-Advisers .         3

   Classes of Shares ...........         3

   Investing Through Your

Variable

     Contract or Qualified Plan          3

   Why Reading this Prospectus

is

     Important .................         3

DESCRIPTION OF PORTFOLIOS

   ING JPMorgan Emerging Markets

     Equity Portfolio ..........         4

   ING Limited Maturity Bond             8

  Portfolio

   ING Liquid Assets Portfolio .        12

PORTFOLIO FEES AND EXPENSES ....        16

SUMMARY OF PRINCIPAL RISKS .....        18

MORE INFORMATION

   Percentage and Rating                23

  Limitations

   A Word about Portfolio               23

  Diversity

   Fundamental Investment               23

  Policies

   Non-Fundamental Investment           23

  Policies

   Additional Information about

the

     Portfolios ................        23

   Temporary Defensive                  23

  Positions

   How ING Compensates Entities

     Offering Its Portfolios as

Investment

     Options in Their Investment

     Products ..................        24

   Interests of the Holders of

Variable

     Contracts and Qualified            25

 Plans

   Pricing of Portfolio Shares .        25

   Purchase and Redemption of           25

  Shares

   Frequent Trading - Market            26

  Timing

   Portfolio Holdings                   27

  Disclosure Policy

   Reports to Shareholders .....        27

NET ASSET VALUE ................        28

MANAGEMENT OF THE PORTFOLIOS

PERFORMANCE OF A SIMILARLY

MANAGED

   MUTUAL FUND .................        31

FINANCIAL HIGHLIGHTS ...........        32

TO OBTAIN MORE INFORMATION ..... Backcover

                                       1


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                                  INTRODUCTION

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ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The

Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISER

Directed Services LLC ("DSL" or "Adviser") serves as the investment adviser to each of the Portfolios. Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V.

("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING

Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), a former adviser to the Portfolios, was reorganized into a limited liability company and it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

PORTFOLIOS AND SUB-ADVISERS

ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment

Management Inc.

ING Limited Maturity Bond Portfolio - ING Investment Management Co.

ING Liquid Assets Portfolio - ING Investment Management Co.

CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"),

Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class

shares. ING Liquid Assets Portfolio does not offer ADV Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio.

Only the Class S shares are offered in this Prospectus. Class S shares are not subject to any sales load or Rule 12b-1 distribution fees.

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Shares of the Portfolios may be offered to separate asset accounts ("Separate

Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified

Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio.

Class I shares, which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                                       3

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                           DESCRIPTION OF PORTFOLIOS

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ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the

United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks,

convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The

Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets ("MSCI

Emerging Markets") IndexSM. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Portfolio may invest in high-yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S.

government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.

In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The

Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors

(strategic classifications).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

                                       4

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                     DESCRIPTION OF PORTFOLIOS (continued)

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PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                                 Liquidity Risk

                                  Manager Risk

                            Market and Company Risk

                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                            Securities Lending Risk

                      Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of a Similarly Managed Mutual

Fund."

                                       5

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                     DESCRIPTION OF PORTFOLIOS (continued)

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The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]




1998   1999        2000       2001        2002       2003       2004       2005       2006       2007

       61.66       -33.79      -5.25      -10.70     46.62      17.76      34.82      35.79      38.53



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best:   4th Quarter 1999:     31.50%

  Worst:  3rd Quarter 2001:    (22.80)%

The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International

Emerging Markets IndexSM ("MSCI Emerging Markets IndexSM"). The MSCI Emerging

Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.

                      AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                     1 YEAR      5 YEARS          10 YEARS

                                                             (OR LIFE OF CLASS)

CLASS S RETURN ................  38.53%       34.34%         11.48%(1)

MSCI Emerging Markets IndexSM .  39.39%       37.02%         14.59%(3)

(1)   Class S shares commenced operations on February 18, 1998.

(2)   J.P. Morgan Investment Management Inc. has managed the Portfolio since

      April 29, 2005. ING Investment Managers Advisors B.V. managed the

      Portfolio from March 1, 2004 through April 28, 2005. Baring International

      Investment Limited managed the Portfolio from March 1, 1999 through

      February 29, 2004. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index return is for the period beginning March 1, 1998.

MORE ON THE SUB-ADVISER

JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York

10167. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.

                                       6

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                     DESCRIPTION OF PORTFOLIOS (continued)

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The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME               POSITION AND RECENT BUSINESS EXPERIENCE

__________________ _________________________________________________________________________________________


Austin Forey       Primary portfolio manager and Managing Director of the Portfolio since April 2005,

                   Austin Forey has been at JPMorgan (or one of its predecessors) since 1988 and is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994.

                   Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary   Portfolio manager of the Portfolio since September 2005, and an employee at JPMorgan since 1999 and is a Global Emerging Markets Portfolio Manager. Prior to joining the

                   Global Team, Mr. el Ansary was an investment manager responsible for Eastern and

                   Emerging European equities and is a Middle Eastern country specialist within the

                   Emerging Markets Equity Team.

Greg Mattiko, CFA  Portfolio manager of the Portfolio since September 2005, Mr. Mattiko, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years,

                   where he was responsible for European Long/Short, European Technology, Global,

                   and U.S. equity funds.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       7


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                     DESCRIPTION OF PORTFOLIOS (continued)

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ING LIMITED MATURITY BOND PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Sub-Adviser utilizes the following decision making process to achieve the

Portfolio's objectives:

.  ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

.  YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

.  SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. Treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities,

   etc.); and

.  SECURITY SELECTION. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated investment grade by a Nationally Recognized Statistical

Rating Organization (e.g., Baa3 or better by Moody's Investors Service, Inc.

("Moody's") or BBB- or better by Standard & Poor's Rating Corporation ("S&P")

or, if not rated by Moody's or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P

(A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.

The Portfolio may also invest in: preferred stocks; U.S. government securities,

securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates.

A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities,

subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                       8

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                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 Borrowing Risk

                                   Call Risk

                                  Credit Risk

                            Credit Derivatives Risk

                              Debt Securities Risk

                                Derivatives Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                                  Income Risk

                               Interest Rate Risk

                                Leveraging Risk

                                  Manager Risk

                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                    Restricted and Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                              Sovereign Debt Risk

                U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       9

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                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

                           YEAR-BY-YEAR TOTAL RETURNS

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]




1998   1999      2000      2001      2002      2003      2004      2005      2006      2007

6.86   1.13      7.73      8.84      7.24      2.84      1.38      1.63      3.83      5.77



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best:   3rd Quarter   2001:     4.19%

  Worst:  2nd Quarter   2004:    (0.93)%

The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Lehman Brothers(Reg. TM) 1-3 Year

Government/Credit Bond Index. The Lehman Brothers(Reg. TM) 1-3 Year

Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The index does not reflect fees,

brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the index.

                      AVERAGE ANNUAL RETURNS

            (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR     5 YEARS    10 YEARS

CLASS S RETURN ................  5.77%       3.08%      4.69%

Lehman Brothers(Reg. TM) 1-3     6.83%       3.38%      4.99%

Year Government/Credit Bon  d

  Index

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

                                       10

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                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individual is responsible for the day-to-day management of the

Portfolio:




NAME                POSITION AND RECENT BUSINESS EXPERIENCE

___________________ ______________________________________________________________________________________


James B. Kauffmann  Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the Portfolio since March 1999. Prior to joining ING IM, he was a senior fixed-income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       11


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                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

High level of current income consistent with the preservation of capital and liquidity. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will operate as a diversified portfolio and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the

Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940

("Rule 2a-7"). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.

The Portfolio will invest in obligations permitted to be purchased under Rule

2a-7 including, but not limited to: (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper,

mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes,

including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The

Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies,

finance companies, and broker-dealers.

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are:

.  first, a formal list of high-quality issuers is actively maintained;

.  second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio's Board of

   Trustees), are selected for investment;

.  third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

.  finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

                                       12


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                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  Credit Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                                  Sector Risk

                U.S. Government Securities and Obligations Risk

AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED NOR GUARANTEED BY THE FEDERAL

DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE

PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT

IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

Please see "Summary of Principal Risks" following the "Description of the

Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                                       13

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                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

                           YEAR-BY-YEAR TOTAL RETURNS

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]




1998   1999      2000      2001      2002      2003      2004      2005      2006      2007

5.13   4.74      6.05      3.85      1.43      0.75      0.92      2.78      4.67      4.96



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best:   3rd Quarter   2000:   1.56%

  Worst:  4th Quarter   2003:   0.16%

The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the iMoneyNet First Tier Retail Index.

The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. The index does not reflect fees,

brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.

                      AVERAGE ANNUAL RETURNS

            (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                    1 YEAR     5 YEARS    10 YEARS

CLASS S RETURN ................  4.96%       2.80%      3.51%

iMoneyNet First Tier Retail      4.57%       2.48%      3.23%

  Index

For the Portfolio's Class S shares' 7 day yield and current 7 day effective yield please call the Portfolio at

                                       (800)-366-0066.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

                                       14

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                     DESCRIPTION OF PORTFOLIOS (continued)

--------------------------------------------------------------------------------

The following individual is responsible for the day-to-day management of the

Portfolio:




NAME            POSITION AND RECENT BUSINESS EXPERIENCE

_______________ _____________________________________________________________________________________


David S. Yealy  Mr. Yealy joined ING IM in November 2004. Prior to joining ING IM, he was a Managing

                Director with Trusco Capital Management where he was employed since 1991. He has managed the Portfolio since November 2004.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

                                       15


--------------------------------------------------------------------------------

                          PORTFOLIO FEES AND EXPENSES

--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by the Class S shares of the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2007. Actual expenses paid by the

Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable

Contract or Qualified Plan. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a

Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT).

Not Applicable.

                                 CLASS S SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)




                                         SHAREHOLDER          ACQUIRED FUND   TOTAL       WAIVERS,       NET

                              MANAGEMENT  SERVICES     OTHER     FEES AND   OPERATING REIMBURSEMENTS, OPERATING

PORTFOLIO                        FEE         FEE     EXPENSES  EXPENSES(2)   EXPENSES AND RECOUPMENTS  EXPENSES

----------------------------- ---------- ----------- -------- ------------- --------- --------------- ---------


ING JPMorgan Emerging Markets    1.25%      0.25%      0.00%       N/A        1.50%           -         1.50%

   Equity(3)

ING Limited Maturity Bond(3)     0.27%      0.25%      0.00%     0.00%(4)     0.52%           -         0.52%

ING Liquid Assets(3)             0.27%      0.25%      0.01%       N/A        0.53%           -         0.53%



(1)   This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These expenses are based on each Portfolio's actual operating expenses for

      Class S shares for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which DSL, as Adviser to the Portfolios, has agreed for each Portfolio for the current fiscal year.

(2)   The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolios directly. These fees and expenses include each Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Operating Expenses.

(3)   The Management Agreement between the Trust and DSL provides for a

      "bundled fee" arrangement under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios'

      business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability

      Insurance coverage, any taxes paid by the Portfolios, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4)   Amount represents less than 0.01% and is included in Other Expenses.

                                       16


--------------------------------------------------------------------------------

                    PORTFOLIO FEES AND EXPENSES (continued)

--------------------------------------------------------------------------------

EXAMPLES. The Examples are intended to help you compare the cost of investing in Class S shares of the Portfolios with the cost of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be,

imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary. The Examples assume that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Class S shares'

operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO                        1 YEAR    3 YEARS    5 YEARS    10 YEARS

ING JPMorgan Emerging Markets     $153       $474       $818      $1,791

  Equity

ING Limited Maturity Bond          $53       $167       $291        $653

ING Liquid Assets                  $54       $170       $296        $665

                                       17


--------------------------------------------------------------------------------

                           SUMMARY OF PRINCIPAL RISKS

--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT

PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT

ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S

INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL

RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTION OF THE PORTFOLIOS"

SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL

PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF

INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

BORROWING RISK. A Portfolio may borrow for temporary emergency purposes,

including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. A cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call,"

or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

CREDIT DERIVATIVES RISK. Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A

Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the

Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the

U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in depositary receipts,

including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts,

to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to

                                       18


--------------------------------------------------------------------------------

                     SUMMARY OF PRINCIPAL RISKS (continued)

--------------------------------------------------------------------------------

the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

EMERGING MARKETS RISK. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have,

negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to:

price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities.

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S.

investments for many reasons, including changes in currency exchange rates;

unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries;

foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying,

selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global

Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities

(commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

                                       19


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                     SUMMARY OF PRINCIPAL RISKS (continued)

--------------------------------------------------------------------------------

INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.

These less liquid securities could include securities of small- and mid-sized

U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

INCOME RISK. A Portfolio's income may fall due to falling interest rates.

Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates.

When interest rates are rising, the prices of debt securities tend to fall.

When interest rates are falling, the prices of debt securities tend to rise.

Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS RISK. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a

Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The

Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition.

Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a

Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the

Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

                                       20


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                     SUMMARY OF PRINCIPAL RISKS (continued)

--------------------------------------------------------------------------------

Many sub-advisers of equity Portfolios employ styles that are characterized as

"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.

For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some

Portfolios that are characterized as growth or value can have greater volatility than other Portfolios managed by other managers in a growth or value style.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a

Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline,

borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

OTHER INVESTMENT COMPANIES RISK. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and

Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's

Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial

Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds

("iShares"). The main risk of investing in other investment companies

(including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees,

administration fees and custodial fees) in addition to the expenses of the

Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii)

trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of a Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of a Portfolio will vary from year to year, as well as within a year.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A

Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector,

volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

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                    SUMMARY OF PRINCIPAL RISKS (continued)

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SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S.

government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies.

Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, a Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves,

political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International

Monetary Fund or other multilateral agencies. If a government entity defaults,

it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage

Association. Other U.S. government securities are not direct obligations of the

U.S. Treasury, but rather are backed by the ability to borrow directly from the

U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S.

government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than

5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

FUNDAMENTAL INVESTMENT POLICIES

The investment objective of each Portfolio is non-fundamental. Investment policies are fundamental if so designated in this Prospectus or in the

Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the

Portfolio's name. For more information about these policies, please consult the

SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at

http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names,

investment objectives and principal investment strategies as those of the

Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern.

Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the

Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalent, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES

In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the

Portfolios. DSL procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial,

administrative, transfer agency, portfolio accounting, dividend disbursing,

auditing, and ordinary legal services. DSL also acts as liaison among the various service providers to these Portfolios, including the custodian,

portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing,

fees and expenses of the Independent Trustees, including the cost of the

Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

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The Trust pays a management fee to DSL for its services. Out of this management fee, DSL in turn pays the sub-Advisers their respective Sub-Advisory fee. The management fee paid to DSL by the Trust is distinct because the Trust has a

"bundled" fee arrangement, under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial,

administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds

Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which

ING Funds Services provides the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSL include acting as a liaison among the various service providers to the

Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers,

and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO DISTRIBUTION

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the

principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed

Services, Inc. ("DSI"), the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory

Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public

Disclosure Hotline at 800-289-9999.

SERVICE FEES

The Trust has entered into a Shareholder Services Plan("Plan") for the Class S shares of each Portfolio. The Agreement allows ING Funds Distributor, the

Distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios. Under the Agreement, each Portfolio makes payments to ING

Funds Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

Effective July 10, 2002, in connection with the implementation of the Multiple

Class Plan, the management fee for the Portfolios was reduced by 0.25%, the same amount as the new service fee.

HOW ING COMPENSATES ENTITIES OFFERING ITS PORTFOLIOS AS INVESTMENT OPTIONS IN

THEIR INVESTMENT PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the 12-1 Plan and Plan, the Portfolio's Adviser or Distributor

(collectively "ING"), out of its own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies.

The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable

Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING

Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra

Life Insurance Company; and First Fortis Life Insurance Company.

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The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity

Company; ReliaStar Life Insurance Company; ReliaStar Company of New York;

Security Life of Denver; ING USA Annuity and Life Insurance Company and ING

Life Insurance Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates.

These methods do not impact the costs incurred when investing in one of the

Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in

Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable

Contracts and for services provided to Variable Contract owners. Neither the

Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

Each Portfolio is available to serve as an investment option offered through

Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as

amended and the underlying U.S. Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to

Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified

Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the

Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

PRICING OF PORTFOLIO SHARES

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent.

In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE")

(normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The

Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified

Plans, other investment companies or other permitted investors. Certain

Portfolios may not be available as investment options in your Variable

Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account,

investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

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Each Portfolio's shares may be purchased by other investment companies,

including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management.

For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Advisers and Sub-Advisers will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios'

administrator has agreements which require such intermediaries to provide detailed account information including trading history, upon request of the

Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent,

short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a

Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each

Adviser or a Sub-Adviser to invest assets in an orderly, long-term manner.

Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios'

performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a

Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV,

investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing"

presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage,

stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

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Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a

Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI.

Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios'

website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

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                                NET ASSET VALUE

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The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days.

The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the

Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest,

approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the

Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

.  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

.  Securities of an issuer that has entered into a restructuring;

.  Securities whose trading has been halted or suspended;

.  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

.  Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each

Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the

Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios,

it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share,

although there may be circumstances under which this goal cannot be achieved.

The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio,

there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

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                          MANAGEMENT OF THE PORTFOLIOS

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ADVISER

DSL, a Delaware limited liability company, serves as the adviser to each of the

Portfolios. DSL has overall responsibility for the management of each of the

Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios. DSL is registered with the SEC as aninvestment adviser and is registered with FINRA as a broker-dealer.

On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

DSL is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately

120,000 employees. Based in Amsterdam, ING Groep offers an array of banking,

insurance and asset management services to both individual and institutional investors.

DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA

19380. As of December 31, 2007, DSL managed approximately $47.4 billion in registered investment company assets.

DSL acts as a "manager-of-managers" for the Portfolios. DSL delegates to the

Sub-Advisers of the Portfolios the responsibility for investment management,

subject to DSL's oversight. DSL is responsible for monitoring the investment program and performance of the Sub-Advisers of the Portfolios.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Board of the

Trust. It is not expected that DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. On May 24,

2002, the Trust and DSL received exemptive relief from the SEC permitting DSL,

with the approval of the Board, to appoint additional non-affiliated sub-advisers or replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the shareholders. A

Portfolio will notify shareholders of any change in the identity of a sub-adviser of a Portfolio or the addition of a sub-adviser to the Portfolio.

In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either DSL or the Board of the Trust. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the

Portfolios.

ADVISORY FEES

DSL receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more

Portfolios).

The following table shows the aggregate annual advisory fee paid by each

Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:

                                                ADVISORY FEES

PORTFOLIO                        (AS A % OF AVERAGE DAILY NET ASSETS)

     ING JPMorgan Emerging                          1.25%

  Markets Equity

     ING Limited Maturity Bond                      0.27%

     ING Liquid Assets                              0.27%

For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios'

annual shareholder report dated December 31, 2007.

                                       29


--------------------------------------------------------------------------------

                            TAXES AND DISTRIBUTIONS

--------------------------------------------------------------------------------

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain.

Each Portfolio also intends to comply with the diversification requirements of

Section 817(h) of the Code and the underlying regulations for Variable

Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

Since the sole shareholders of a Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF

YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS

FOR THE VARIABLE CONTRACT.

                                       30


--------------------------------------------------------------------------------

                 PERFORMANCE OF A SIMILARLY MANAGED MUTUAL FUND

--------------------------------------------------------------------------------

ING JPMorgan Emerging Markets Equity Portfolio has substantially the same investment objective, policies and investment strategies as an existing mutual fund ("Comparable Fund") that is sold directly to the public on a retail basis or through variable products and that is advised or sub-advised by JPMorgan.

While the above-mentioned Portfolio is managed in a manner similar to that of the Comparable Fund whose historical performance is presented below, investors should be aware that the Portfolio is not the same fund and will not have the same performance. Investments made by the Portfolio at any given time may not be the same as those made by the Comparable Fund. Different performance will result due to factors such as differences in the cash flows into and out of the

Portfolio, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Fund may be lower than the total operating expenses of the

Portfolio. In such instances, the performance of the Comparable Fund would be negatively impacted if the total operating expenses of the Portfolio had been used to compute the Comparable Fund's performance.

The historical performance of the Comparable Fund is presented below. You should not consider the performance of the Comparable Fund as an indication of the future performance of the Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the

Comparable Fund and not those to be paid by the Portfolio. THE FIGURES DO NOT

REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE

INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD

REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE

STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE

INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE

PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by the

Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable

Fund is shown for the Portfolio, the sub-adviser of the Portfolio may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable

Fund for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmark.(1)

                                                                      10 YEARS

                                                                     (OR SINCE

                                   1 YEAR    3 YEARS    5 YEARS      INCEPTION)

JPMorgan Emerging Markets Fund   36.54%     32.78%     36.82%      30.70%(2)

  - Class A (JFAMX)

(Comparable to ING JPMorgan

Emerging Markets Equity

Portfolio)

MSCI Emerging Market IndexSM ..  39.39%     35.15%     37.02%      32.24%(3)

(1)   The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets.

(2)   Fund commenced operations on September 28, 2001.

(3)   Index return is for period beginning October 1, 2001.

                                       31


--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand each Portfolio's Class S shares' financial performance for the past 5 years

(or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. The information has been derived from the Portfolios' financial statements, which have been audited by

KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO




                                                                     CLASS S

                                         _______________________________________________________________

                                                             YEAR ENDED DECEMBER 31,

                                         _______________________________________________________________

                                             2007         2006       2005(1)        2004         2003

                                         ___________  ___________  ___________  ___________  ___________


Per Share Operating

  Performance:

Net asset value, beginning of     $         19.58        14.67        10.89         9.28         6.34

  year

Income from investment

  operations:

Net investment income             $          0.10*        0.10         0.11*        0.05         0.06

Net realized and unrealized

gain on investments and foreig  n

currency related

transactions                       $          7.39         5.09         3.68         1.60         2.90

Total from investment             $          7.49         5.19         3.79         1.65         2.96

  operations

Less distributions from:

Net investment income             $          0.23         0.09         0.01         0.04         0.02

Net realized gains on             $          0.05         0.19            -            -            -

  investments

Total distributions               $          0.28         0.28         0.01         0.04         0.02

Net asset value, end of year      $         26.79        19.58        14.67        10.89         9.28

TOTAL RETURN(2)                   %         38.53        35.79        34.82        17.76        46.62

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)   $       974,312      556,576      366,350      156,615      113,494

Ratios to average net assets:

Gross expenses prior to           %          1.50         1.51         1.50         1.54         1.77

  brokerage commission recapture

Net expenses after brokerage      %          1.50         1.51         1.50         1.54         1.77

  commission recapture

Net investment income after       %          0.45         0.69         0.90         0.62         1.06

  brokerage commission recapture

Portfolio turnover rate           %            15            5           85          166           95



--------------------------------------------------------------------------------

(1)   Since April 29, 2005, J.P. Morgan Investment Management Inc. has served as Sub-Adviser for the Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

*     Calculated using average number of shares outstanding throughout the period.

                                       32


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO




                                                                      CLASS S

                                         _________________________________________________________________

                                                              YEAR ENDED DECEMBER 31,

                                         _________________________________________________________________

                                             2007          2006          2005         2004         2003

                                         ____________  ____________  ___________  ___________  ___________


Per Share Operating

  Performance:

Net asset value, beginning of     $          10.73         10.72        11.10        11.65        11.44

  year

Income (loss) from investment

  operations:

Net investment income             $           0.50*         0.46*        0.37*        0.65*        0.43

Net realized and unrealized       $           0.11         (0.06)       (0.19)       (0.49)       (0.10)

gain (loss) on investments an  d

  futures

Total from investment             $           0.61          0.40         0.18         0.16         0.33

  operations

Less distributions from:

Net investment income             $           0.22          0.39         0.53         0.61         0.09

Net realized gains on             $              -             -         0.03         0.10         0.03

  investments

Total distributions               $           0.22          0.39         0.56         0.71         0.12

Net asset value end of year       $          11.12         10.73        10.72        11.10        11.65

TOTAL RETURN(1)                   %           5.77          3.83         1.63         1.38         2.84

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)   $        251,309       295,289      300,275      393,161      572,056

Ratios to average net assets:

Expenses                          %           0.52+         0.53+        0.54         0.53         0.53

Net investment income             %           4.55+         4.27+        3.44         3.35         3.26

Portfolio turnover rate           %            439           352          219          197           91



--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

*     Calculated using average number of shares outstanding throughout the period.

+     Impact of waiving the advisory fee for the ING Institutional Prime Money

     Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.

--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO




                                                                         CLASS S

                                        __________________________________________________________________________

                                                                 YEAR ENDED DECEMBER 31,

                                        __________________________________________________________________________

                                             2007          2006          2005            2004            2003

                                        ______________ ___________ _______________ _______________ _______________


PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $            1.00        1.00           1.00            1.00            1.00

  year

Income (loss) from investment

  operations:

Net investment income             $           0.049       0.046          0.028           0.009           0.007

Net realized and unrealized       $           0.000*          -         (0.000)*        (0.000)*        (0.000)*

  gain (loss) on investments

Total from investment             $           0.049       0.046          0.028           0.009           0.007

  operations

Less distributions from:

Net investment income             $           0.049       0.046          0.028           0.009           0.007

Total distributions               $           0.049       0.046          0.028           0.009           0.007

Net asset value, end of year      $            1.00        1.00           1.00            1.00            1.00

TOTAL RETURN(1)                   %            4.96        4.67           2.78            0.92            0.75

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)   $       1,136,300     767,059        676,630         675,387         772,725

Ratios to average net assets:

Expenses                          %            0.53        0.54           0.54            0.54            0.53

Net investment income             %            4.85        4.60           2.75            0.91            0.75



--------------------------------------------------------------------------------

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

*     Amount is less than $0.0005 or more than $(0.0005)

                                       33


TO OBTAIN

MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the

Portfolios' annual and semi-annual shareholder reports. In the annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or

to make inquiries about the Portfolios, please write to the Trust at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258, call 1-800-366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC

Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public

Reference Section, 100 F Street, NE Washington,  D.C. 20549-0102.

[GRAPHIC APPEARS HERE]

                                                          SEC FILE NO. 811-05629

04/28/08


ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2008

SERVICE CLASS

INTERNATIONAL/GLOBAL FUND

     ING Global Resources Portfolio

     THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL

[GRAPHIC APPEARS HERE]

JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE

CLASS SHARES OF ING GLOBAL RESOURCES PORTFOLIO. YOU SHOULD READ IT CAREFULLY

BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR

INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL

DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER

GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO

GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC")

HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER

THE INFORMATION IN THE PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE

SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY

AND RETAINED FOR FUTURE REFERENCE.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          PAGE

INTRODUCTION

   ING Investors Trust ............         3

   Adviser ........................         3

   Portfolio and Sub-Adviser ......         3

   Classes of Shares ..............         3

   Investing Through Your Variable

     Contract or Qualified Plan ...         3

   Why Reading this Prospectus is

     Important ....................         3

DESCRIPTION OF THE PORTFOLIO

   ING Global Resources Portfolio .         4

PORTFOLIO FEES AND EXPENSES .......         8

SUMMARY OF PRINCIPAL RISKS ........        10

MORE INFORMATION

   Percentage and Rating                   14

  Limitations

   A Word about Portfolio                  14

  Diversity

   Fundamental Investment Policies         14

   Non-Fundamental Investment              14

  Policies

   Additional Information about the

     Portfolio ....................        14

   Temporary Defensive Positions ..        14

   How ING Compensates Entities

     Offering Its Portfolios as

Investment

     Options in Their Investment

     Products .....................        15

   Interests of the Holders of

Variable

     Contracts and Qualified Plans         16

   Pricing of Portfolio Shares ....        16

   Purchase and Redemption of              16

  Shares

   Frequent Trading - Market               17

  Timing

   Portfolio Holdings Disclosure           18

  Policy

   Reports to Shareholders ........        18

NET ASSET VALUE ...................        19

MANAGEMENT OF THE PORTFOLIO

TO OBTAIN MORE INFORMATION ........ Backcover

                                       1


--------------------------------------------------------------------------------

                                  INTRODUCTION

--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The

Trust consists of a group of mutual fund portfolios ("Portfolio" ). Only ING

Global Resources Portfolio is offered in this prospectus ("Prospectus").

ADVISER

Directed Services LLC ("DSL" or "Adviser") serves as the investment adviser to the Portfolio. The Portfolio has a sub-adviser referred to herein as

"Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V.

("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING

Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), a former adviser to the Portfolio, was reorganized into a limited liability company and it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

PORTFOLIO AND SUB-ADVISER

ING Global Resources Portfolio - ING Investment Management Inc.

CLASSES OF SHARES

The Portfolio's shares are classified into Adviser Class ("ADV Class"),

Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class

shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services.

All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered in this Prospectus. Class S shares are not subject to any sales load or Rule 12b-1 distribution fees.

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Shares of the Portfolio may be offered to separate asset accounts ("Separate

Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts").

Shares may also be offered to qualified pension and retirement plans

("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolios. Class S shares also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies, and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                                       3


--------------------------------------------------------------------------------

                          DESCRIPTION OF THE PORTFOLIO

--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. The Portfolio will provide shareholders with at least

60 days' prior notice of any change in this investment policy. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least

50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing,

fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil

and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal

and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious

Metals; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real

Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer

Materials; Electric Utilities; and Independent Power Producers and Energy

Traders.

The Portfolio is permitted to invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. The investment strategy is based on the Sub-Adviser's belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types of commodities. The Portfolio also may invest in: securities issued by companies that are not in natural resources industries;

investment-grade corporate debt; repurchase agreements; and derivatives. The

Portfolio is permitted to invest directly in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts

(including Canadian Royalty Trusts); preferred stock; partnerships, including master limited partnerships ("MLPs"); restricted securities; American

Depositary Receipts ("ADRs"); and Global Depositary Receipts ("GDRs").

The Portfolio normally invests in companies with a large market capitalization,

but may also invest in mid- and small-sized companies. The Portfolio may also invest in other investment companies to the extent permitted under the

Investment Company Act of 1940, as amended and the rules and regulations thereunder.

The Portfolio is permitted to invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index.

The Portfolio is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of an issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of Portfolio securities to achieve its investment objective.

                                       4


--------------------------------------------------------------------------------

                    DESCRIPTION OF THE PORTFOLIO (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                Commodities Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                              Diversification Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                       Inability to Sell Securities Risk

                          Industry Concentration Risk

                                  Manager Risk

                            Market and Company Risk

                        Mid-Capitalization Company Risk

                             Natural Resources Risk

                              OTC Investment Risk

                        Other Investment Companies Risk

                            Portfolio Turnover Risk

                    Restricted and Illiquid Securities Risk

                                  Sector Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The

Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

                                      5


--------------------------------------------------------------------------------

                    DESCRIPTION OF THE PORTFOLIO (continued)

--------------------------------------------------------------------------------

                         YEAR-BY-YEAR TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]




1998     1999       2000        2001       2002      2003       2004      2005       2006       2007

-29.58  23.36       -4.73      -12.12     0.80      52.22      6.42      37.73      21.41      33.27



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best:   3rd Quarter   2005:     23.63%

  Worst:  3rd Quarter   1998:    (19.01)%

The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's(Reg. TM) 500

Composite Stock Price ("S&P 500(Reg. TM)") Index and the Standard & Poor's

GSSITM Natural Resources ("S&P GSSITM Natural Resources") Index. The S&P

500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

The S&P GSSITM Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

                     AVERAGE ANNUAL TOTAL RETURNS(1)

                (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                        1 YEAR      5 YEARS      10 YEARS

CLASS S RETURN ...................  33.27%       29.25%       10.22%

S&P 500(Reg. TM) Index ...........   5.49%       12.83%        5.91%

S&P GSSITM Natural Resources        34.22%       29.13%       12.80%

  Index

(1)   On April 30, 2007, the Portfolio changed its principal investment strategies. ING IM has managed the Portfolio since January 3, 2006.

      Baring International Investment Limited managed the Portfolio from March

      1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.

ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC.

ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.

The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

                                       6


--------------------------------------------------------------------------------

                    DESCRIPTION OF THE PORTFOLIO (continued)

--------------------------------------------------------------------------------

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME           POSITION AND RECENT BUSINESS EXPERIENCE

______________ _______________________________________________________________________________________


David Powers   David Powers, CFA, joined ING IM in June 2007 as a Senior Sector Analyst on the fundamental research team, covering the telecommunication services, utilities and materials sectors. Mr. Powers has co-managed the Portfolio since December 2007.

               Prior to joining ING IM, Mr. Powers held several senior investment positions including portfolio manager with Federated Investors since June 2001. Prior to that, he was associate director of research for global equities. Mr. Powers began his investment career at the State Teachers Retirement System of Ohio and held numerous positions including co-portfolio manager.

James A. Vail  James A. Vail, Senior Vice President and portfolio manager, has managed the Portfolio since January 2006 and co-managed the Portfolio since December 2007. Mr. Vail has been with ING IM since July 2000. Mr. Vail has over 32 years of investment experience.

               Prior to joining ING IM in 2000, Mr. Vail was a Vice President at Lexington Management

               Corporation, which he joined in 1991.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       7


--------------------------------------------------------------------------------

                          PORTFOLIO FEES AND EXPENSES

--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by the Class S shares of the Portfolio. These estimated expenses are based on the expenses paid by the Portfolio in the year 2007. Actual expenses paid by the

Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but the Portfolio is merely an investment option made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your

Variable Contract or Qualified Plan. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified

Plan. For information on these charges, please refer to the applicable Variable

Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a

Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT).

Not Applicable.

                                 CLASS S SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)




                                                             ACQUIRED      TOTAL       WAIVERS,       NET

                        MANAGEMENT  SHAREHOLDER   OTHER     FUND FEES    OPERATING REIMBURSEMENTS, OPERATING

PORTFOLIO                  FEE     SERVICES FEE EXPENSES AND EXPENSES(2)  EXPENSES AND RECOUPMENTS  EXPENSES

----------------------- ---------- ------------ -------- --------------- --------- --------------- ---------


ING Global Resources(3)    0.64%       0.25%      0.00%       0.00%(4)     0.89%          -          0.89%



(1)   This table shows the estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. These expenses are based on the Portfolio's actual operating expenses for Class

      S shares for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which DSL as Adviser to the Portfolio, has agreed for the Portfolio for the current fiscal year.

(2)   The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolio directly. These fees and expenses include the Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolio invests. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Operating Expenses.

(3)   The Management Agreement between the Trust and DSL provides for a

      "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio and pays for the services and information necessary to the proper conduct of the Portfolio's business,

      including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolio is normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability

      Insurance coverage, any taxes paid by the Portfolio, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolio would also bear any extraordinary expenses.

(4)   Amount represents less than 0.01% and is included in Other Expenses.

                                       8


--------------------------------------------------------------------------------

                    PORTFOLIO FEES AND EXPENSES (continued)

--------------------------------------------------------------------------------

EXAMPLE. The Example is intended to help you compare the cost of investing in

Class S shares of the Portfolio with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be,

imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary. The Example assumes that you invest $10,000 in the Class S shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S shares'

operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO               1 YEAR    3 YEARS    5 YEARS    10 YEARS

ING Global Resources      $91       $284       $493      $1,096

                                       9


--------------------------------------------------------------------------------

                           SUMMARY OF PRINCIPAL RISKS

--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN THE PORTFOLIO CHANGES WITH THE VALUES OF THE

PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT

ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON THE PORTFOLIO'S INVESTMENT

PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF THE

PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTION OF THE PORTFOLIO" SECTION AND ARE

DESCRIBED BELOW. THE PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND

RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY

THE PORTFOLIO CAN CHANGE OVER TIME.

COMMODITIES RISK. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand,

levels of domestic production and imported commodities, energy conservation,

domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing,

distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. The Portfolio may invest in depositary receipts,

including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts,

to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index.

Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio.

Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. The Portfolio is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940

Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the

Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have,

negative effects on the economies and securities markets of certain emerging market countries.

                                       10


--------------------------------------------------------------------------------

                     SUMMARY OF PRINCIPAL RISKS (continued)

--------------------------------------------------------------------------------

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to:

price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities.

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S.

investments for many reasons, including changes in currency exchange rates;

unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries;

foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying,

selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global

Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.

These less liquid securities could include securities of small- and mid-sized

U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

INDUSTRY CONCENTRATION RISK. When the Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by market industry.

INVESTMENT BY FUNDS-OF-FUNDS RISK. The Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the

Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The

Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

MANAGER RISK. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. The Sub-Adviser could do a poor job in executing an investment strategy. The Sub-Adviser may use the investment techniques or invest in securities that are not part of the

Portfolio's principal investment strategy. For example, if market conditions warrant,

                                       11


--------------------------------------------------------------------------------

                     SUMMARY OF PRINCIPAL RISKS (continued)

--------------------------------------------------------------------------------

Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities,

mortgage-related and asset-backed securities or money market instruments.

Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Many sub-advisers of equity Portfolios employ styles that are characterized as

"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.

For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some

Portfolios that are characterized as growth or value can have greater volatility than other Portfolios managed by other managers in a growth or value style.

MARKET AND COMPANY RISK. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines,

more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

NATURAL RESOURCES RISK. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental cost.

The production and marketing of natural resources may be affected by action and changes in governments.

OTHER INVESTMENT COMPANIES RISK. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding

Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's

Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial

Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds

("iShares"). The main risk of investing in other investment companies

(including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees,

administration fees and custodial fees) in addition to the expenses of the

Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii)

trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the

OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible

                                       12


--------------------------------------------------------------------------------

                     SUMMARY OF PRINCIPAL RISKS (continued)

--------------------------------------------------------------------------------

to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, the

Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition.

Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule

144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology.

The Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent the Portfolio's assets are concentrated in a single market sector,

volatility in that sector will have a greater impact on the Portfolio than it would on a portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S.

government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. the Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies.

Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

                                       13


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                               MORE INFORMATION

--------------------------------------------------------------------------------

PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

The Portfolio in this Prospectus is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than

5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

FUNDAMENTAL INVESTMENT POLICIES

The investment objective of the Portfolio is non-fundamental. Investment policies are fundamental if so designated in this Prospectus or in the

Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Portfolio has adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at

http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names,

investment objectives and principal investment strategies as those of the

Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern.

Accordingly, the performance of the Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS

The Sub-Adviser may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the

Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalent, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage are identified and discussed,

together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the

Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES

In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the

Portfolio. DSL procures and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial,

administrative, transfer agency, portfolio accounting, dividend disbursing,

auditing, and ordinary legal services. DSL also acts as liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance company or companies to which the Portfolio offer its shares, among others. DSL also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets

(which are generally considered part of the cost for the assets), taxes (if any) paid by the Portfolio, interest on borrowing, fees and expenses of the

Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the

Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

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The Trust pays a management fee to DSL for its services. Out of this management fee, DSL in turn pays the Sub-Adviser its Sub-advisory fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSL, out of its management fee, pays many of the ordinary expenses for the Portfolio, including custodial, administrative,

transfer agency, portfolio accounting, auditing and ordinary legal expenses.

Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds

Services, LLC ("ING Funds Services"), an affiliate of the Adviser, under which

ING Funds Services provides the Portfolio with certain administrative services.

The administrative services performed by ING Funds Services on behalf of DSL include acting as a liaison among the various service providers to the

Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser,

and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

PORTFOLIO DISTRIBUTION

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the

principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed

Services, Inc. ("DSI"), the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolio.

ING Funds Distributor is a member of the Financial Industry Regulatory

Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public

Disclosure Hotline at 800-289-9999.

SERVICE FEES

The Trust has entered into a Shareholder Services Plan ("Plan") for the Class S shares of the Portfolio. The Agreement allows ING Funds Distributor, the

Distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios. Under the Agreement, the Portfolio makes payments to ING

Funds Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

Effective July 10, 2002, in connection with the implementation of the Multiple

Class Plan, the management fee for the Portfolio was reduced by 0.25%, the same amount as the new service fee.

HOW ING COMPENSATES ENTITIES OFFERING ITS PORTFOLIOS AS INVESTMENT OPTIONS IN

THEIR INVESTMENT PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's Adviser or Distributor

(collectively "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies.

The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable

Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor. ING

Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this

Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life

Insurance Company; and First Fortis Life Insurance Company.

                                       15

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The Adviser also has entered into similar agreements with affiliated insurers,

including, but not limited to: ING Life Insurance and Annuity Company;

ReliaStar Life Insurance Company; ReliaStar Company of New York; Security Life

of Denver; ING USA Annuity and Life Insurance Company and ING Life Insurance

Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, because the

Portfolio is sub-advised by an ING entity, ING may retain more revenue than on a portfolio it must pay to have sub-advised by non-affiliated entities.

Management personnel of ING may receive additional compensation if the overall amount of investments in the Portfolio meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable

Contracts and for services provided to Variable Contract owners. Neither the

Portfolio, nor the Adviser or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

The Portfolio is available to serve as an investment option offered through

Variable Contracts and Qualified Plans. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as

amended and the underlying U.S. Treasury Regulations. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to

Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified

Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the

Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

PRICING OF PORTFOLIO SHARES

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange

("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the

NYSE). The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified

Plans, other investment companies or other permitted investors. The Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the

Trust's behalf.

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The Portfolio's shares may be purchased by other investment companies,

including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management.

For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for the Variable Contracts issued by insurance companies, and as an investment option for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information including trading history, upon request of the

Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent,

short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the

Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

A Portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in a portfolio which does not invest in foreign securities. For example, if trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its

NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

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Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective,

and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The

Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.

The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

                                       18

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                                NET ASSET VALUE

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The NAV per share for each class of the Portfolio is determined each business day as of Market Close on the NYSE. The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days.

The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the

Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest,

approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated.

As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

When market quotations are not available or are deemed unreliable, the

Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

.  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

.  Securities of an issuer that has entered into a restructuring;

.  Securities whose trading has been halted or suspended;

.  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

.  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The

Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio,

it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

                                       19

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                          MANAGEMENT OF THE PORTFOLIO

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ADVISER

DSL, a Delaware limited liability company, serves as the adviser to the

Portfolio. DSL has overall responsibility for the management of the Portfolio.

DSL provides or oversees all investment advisory and portfolio management services for the Portfolio. DSL is registered with the SEC as an investment adviser and is registered with FINRA as a broker-dealer.

On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), a former adviser to the Portfolio, was reorganized into a limited liability company and it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

DSL is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately

120,000 employees. Based in Amsterdam, ING Groep offers an array of banking,

insurance and asset management services to both individual and institutional investors.

DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA

19380. As of December 31, 2007, DSL managed approximately $47.4 billion in registered investment company assets.

DSL has engaged a sub-adviser to provide the day-to-day management of the

Portfolio's portfolio. The sub-adviser is not an affiliate of ING Investments.

DSL acts as a "manager-of-managers" for the Portfolio. DSL delegates to the

Sub-Adviser of the Portfolio the responsibility for investment management,

subject to DSL's oversight. DSL is responsible for monitoring the investment program and performance of the Sub-Adviser of the Portfolio.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Board of the

Trust. It is not expected the DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. On May 24,

2002, the Trust and DSL received exemptive relief from the SEC permitting DSL,

with the approval of the Board, to appoint additional non-affiliated sub-advisers or replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the shareholders. The

Portfolio will notify shareholders of any change in the identity of a sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio.

In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either DSL or the Board of the Trust. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the

Portfolio.

ADVISORY FEES

DSL receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual advisory fee paid by the

Portfolio for the most recent fiscal year as a percentage of the Portfolio's average daily net assets:

                                           ADVISORY FEES

PORTFOLIO                   (AS A % OF AVERAGE DAILY NET ASSETS)

     ING Global Resources                      0.64%

For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios'

annual shareholder report dated December 31, 2007.

                                       20

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                            TAXES AND DISTRIBUTIONS

--------------------------------------------------------------------------------

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain.

The Portfolio also intends to comply with the diversification requirements of

Section 817(h) of the Code and the underlying regulations for Variable

Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF

YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS

FOR THE VARIABLE CONTRACT.

                                       21

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                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand the

Portfolio's Class S shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. The information has been derived from the Portfolio's financial statements, which have been audited by

KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the annual shareholder report, which is available upon request.

--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO




                                                                        CLASS S

                                            _______________________________________________________________

                                                                YEAR ENDED DECEMBER 31,

                                            _______________________________________________________________

                                                  2007            2006         2005         2004      2003

                                            ________________  ___________  ___________  ___________  ______


PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year   $            21.74          20.35        15.71        14.89      9.81

Income from investment operations:

Net investment income                $             0.25*          0.05*        0.13         0.20*     0.16

Net realized and unrealized gain

on investments and foreign

currency related transactions         $             6.69           4.19         5.55         0.75      4.96

Total from investment operations     $             6.94           4.24         5.68         0.95      5.12

Less distributions from:

Net investment income                $             0.00**         0.04         0.14         0.13      0.04

Net realized gains on investments    $             2.49           2.81         0.90            -       -

Total distributions                  $             2.49           2.85         1.04         0.13      0.04

Net asset value, end of year         $            26.19          21.74        20.35        15.71

                                                                                                       14.8

TOTAL RETURN(1)                      %            33.27          21.41        37.73         6.42

                                                                                                       52.2

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (000's)      $         1,039,716       540,037      379,936      190,176

                                                                                                       144,

Ratio to average net assets:

Expenses                             %             0.89+          0.90         0.90         0.91      0.94

Net investment income                %             1.07+          0.23         1.01         1.69      2.52

Portfolio turnover rate              %              166            159          334          176      117



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(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

*     Calculated using average number of shares outstanding throughout the period.

**    Amount is less than $0.005.

+     Impact of waiving the advisory fee for the ING Institutional Prime Money

      Market Fund holding has less than 0.01% impact on the expense ratio and net investment income ratio.

                                       22


TO OBTAIN

MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the

Portfolios' annual and semi-annual shareholder reports. In the annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or

to make inquiries about the Portfolios, please write to the Trust at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258, call 1-800-366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC

Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public

Reference Section, 100 F Street, NE Washington,  D.C. 20549-0102.

[GRAPHIC APPEARS HERE]

                                                          SEC FILE NO. 811-05629

04/28/08


ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2008

INSTITUTIONAL CLASS

INTERNATIONAL/GLOBAL FUND

     ING JPMorgan Emerging Markets Equity Portfolio

     THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL

[GRAPHIC APPEARS HERE]

JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE

INSTITUTIONAL CLASS SHARES OF ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO.

YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE

REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT

INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL

RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET

FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS

INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC")

HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER

THE INFORMATION IN THE PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE

SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY

AND RETAINED FOR FUTURE REFERENCE.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       PAGE

INTRODUCTION

   ING Investors Trust .........         3

   Adviser .....................         3

   Portfolio and Sub-Adviser ...         3

   Classes of Shares ...........         3

   Investing Through Your

Variable

     Contract or Qualified Plan          3

   Why Reading this Prospectus

is

     Important .................         3

DESCRIPTION OF THE PORTFOLIO

   ING JPMorgan Emerging Markets

MORE INFORMATION

   Percentage and Rating                14

  Limitations

   A Word about Portfolio               14

  Diversity

   Fundamental Investment               14

  Policies

   Non-Fundamental Investment           14

  Policies

   Additional Information about

the

     Portfolio .................        14

   Temporary Defensive                  14

  Positions

                                       PAGE

   Administrative Services .....        14

   Portfolio Distribution ......        15

   How ING Compensates Entities

     Offering Its Portfolios as

Investment

     Options in Their Investment

     Products ..................        15

   Interests of the Holders of

Variable

     Contracts and Qualified            16

  Plans

   Pricing of Portfolio Shares .        16

   Purchase and Redemption of           16

  Shares

   Frequent Trading - Market            17

  Timing

   Portfolio Holdings                   17

  Disclosure Policy

   Reports to Shareholders .....        18

NET ASSET VALUE ................        19

MANAGEMENT OF THE PORTFOLIO

PERFORMANCE OF A SIMILARLY

MANAGED

  MUTUAL FUND .................        22

FINANCIAL HIGHLIGHTS ...........        23

TO OBTAIN MORE INFORMATION ..... Backcover

                                       1


--------------------------------------------------------------------------------

                                  INTRODUCTION

--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The

Trust consists of a group of mutual fund portfolios ("Portfolio" ). Only ING

JPMorgan Emerging Markets EquityPortfolio is offered in this prospectus

("Prospectus").

ADVISER

Directed Services LLC ("DSL" or "Adviser") serves as the investment adviser to the Portfolio. The Portfolio has a sub-adviser referred to herein as

"Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V.

("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING

Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), a former adviser to the Portfolio, was reorganized into a limited liability company and it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

PORTFOLIO AND SUB-ADVISER

ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment

Management Inc.

CLASSES OF SHARES

The Portfolio's shares are classified into Adviser Class ("ADV Class"),

Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class

shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services.

All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered in this Prospectus. Class I shares are not subject to any sales load or Rule 12b-1 distribution fees.

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Shares of the Portfolio may be offered to separate asset accounts ("Separate

Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts").

Shares may also be offered to qualified pension and retirement plans

("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolios. Class I shares also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies, and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                                       3


--------------------------------------------------------------------------------

                          DESCRIPTION OF THE PORTFOLIO

--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the

United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks,

convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The

Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets ("MSCI

Emerging Markets") IndexSM. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Portfolio may invest in high-yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S.

government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.

In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The

Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors

(strategic classifications).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis,

up to 33 1/3% of its total assets.

                                       4


--------------------------------------------------------------------------------

                    DESCRIPTION OF THE PORTFOLIO (continued)

--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the

Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   Call Risk

                          Convertible Securities Risk

                                  Credit Risk

                                 Currency Risk

                              Debt Securities Risk

                            Depositary Receipts Risk

                                Derivatives Risk

                             Emerging Markets Risk

                             Equity Securities Risk

                            Foreign Investment Risk

                  High-Yield, Lower-Grade Debt Securities Risk

                       Inability to Sell Securities Risk

                               Interest Rate Risk

                                 Liquidity Risk

                                  Manager Risk

                            Market and Company Risk

                        Mortgage-Related Securities Risk

                        Other Investment Companies Risk

                            Securities Lending Risk

                       Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the

Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the

Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional

Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The following bar chart and table show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

In addition, performance of a similarly managed fund is presented in the section of this Prospectus entitled "Performance of a Similarly Managed Mutual

Fund."

                                       5


--------------------------------------------------------------------------------

                    DESCRIPTION OF THE PORTFOLIO (continued)

--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the

Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

[GRAPHIC APPEARS HERE]



1998   1999        2000       2001        2002       2003       2004       2005       2006       2007


       61.66       -33.79      -5.25      -10.70     46.62      17.76      34.82      35.79      38.53



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

  Best:   4th Quarter 1999:     31.50%

  Worst:  3rd Quarter 2001:    (22.80)%

The following table provides some indication of the risks of investing in the

Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International

Emerging Markets IndexSM ("MSCI Emerging Markets IndexSM"). The MSCI Emerging

Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.

                      AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                     1 YEAR      5 YEARS          10 YEARS

                                                             (OR LIFE OF CLASS)

CLASS S RETURN ................  38.53%       34.34%         11.48%(1)

MSCI Emerging Markets IndexSM .  39.39%       37.02%         14.59%(3)

(1)   Class S shares commenced operations on February 18, 1998.

(2)   J.P. Morgan Investment Management Inc. has managed the Portfolio since

      April 29, 2005. ING Investment Managers Advisors B.V. managed the

      Portfolio from March 1, 2004 through April 28, 2005. Baring International

      Investment Limited managed the Portfolio from March 1, 1999 through

      February 29, 2004. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index return is for the period beginning March 1, 1998.

MORE ON THE SUB-ADVISER

JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York

10167. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.

                                       6


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                    DESCRIPTION OF THE PORTFOLIO (continued)

--------------------------------------------------------------------------------

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:




NAME               POSITION AND RECENT BUSINESS EXPERIENCE

__________________ _________________________________________________________________________________________


Austin Forey       Primary portfolio manager and Managing Director of the Portfolio since April 2005,

                   Austin Forey has been at JPMorgan (or one of its predecessors) since 1988 and is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994.

                   Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary   Portfolio manager of the Portfolio since September 2005, and an employee at JPMorgan since 1999 and is a Global Emerging Markets Portfolio Manager. Prior to joining the

                   Global Team, Mr. el Ansary was an investment manager responsible for Eastern and

                   Emerging European equities and is a Middle Eastern country specialist within the

                   Emerging Markets Equity Team.

Greg Mattiko, CFA  Portfolio manager of the Portfolio since September 2005, Mr. Mattiko, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years,

                   where he was responsible for European Long/Short, European Technology, Global,

                   and U.S. equity funds.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

                                       7


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                          PORTFOLIO FEES AND EXPENSES

--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by the Class I shares of the Portfolio. These estimated expenses are based on the expenses paid by the Portfolio in the year 2007. Actual expenses paid by the

Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but the Portfolio is merely an investment option made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your

Variable Contract or Qualified Plan. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified

Plan. For information on these charges, please refer to the applicable Variable

Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a

Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT).

Not Applicable.

                                 CLASS I SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)




                                                                 ACQUIRED

                                         DISTRIBUTION              FUND       TOTAL       WAIVERS,      NET

                              MANAGEMENT    (12B-1)     OTHER    FEES AND  OPERATING  REIMBURSEMENTS OPERATING

PORTFOLIO                         FEE        FEE      EXPENSES EXPENSES(2)  EXPENSES AND RECOUPMENTS  EXPENSES

----------------------------- ---------- ------------ -------- ----------- --------- --------------- ---------


ING JPMorgan Emerging Markets   1.25%         -         0.00%      N/A       1.25%           -         1.25%

   Equity(3)



(1)   This table shows the estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. These estimated expenses are based on the Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year as adjusted for contractual changes if any, and fee waivers to which DSL, as

      Adviser to the Portfolio, has agreed for the Portfolio for the current fiscal year.

(2)   The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolio directly. These fees and expenses include the Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolio invests. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Operating Expenses.

(3)   The Management Agreement between the Trust and DSL provides for a

      "bundled fee" arrangement under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio and pays for the services and information necessary to the proper conduct of the Portfolio's business,

      including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolio are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the Trustees' and Officers' Errors and Omissions Liability

      Insurance coverage, any taxes paid by the Portfolio, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures.

      The Portfolio would also bear any extraordinary expenses.

                                       8


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                    PORTFOLIO FEES AND EXPENSES (continued)

--------------------------------------------------------------------------------

EXAMPLE. The Example is intended to help you compare the cost of investing in

Class I shares of the Portfolio with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be,

imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary. The Example assumes that you invest $10,000 in the Class I shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I shares'

operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO                      1 YEAR  3 YEARS  5 YEARS  10 YEARS

ING JPMorgan Emerging Markets   $127     $397     $686    $1,511

  Equity

                                       9


--------------------------------------------------------------------------------

                           SUMMARY OF PRINCIPAL RISKS

--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN THE PORTFOLIO CHANGES WITH THE VALUES OF THE

PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT

ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON THE PORTFOLIO'S INVESTMENT

PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF THE

PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTION OF THE PORTFOLIO" SECTION AND ARE

DESCRIBED BELOW. THE PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND

RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY

THE PORTFOLIO CAN CHANGE OVER TIME.

CALL RISK. During periods of falling interest rates, a bond issuer may "call,"

or repay, its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK. The Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

CURRENCY RISK. The Portfolio when investing directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies is subject to the risk that those currencies will decline in value relative to the

U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, the Portfolio's investments in foreign currency-denominated securities may reduce the value of the Portfolio's assets.

DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. The Portfolio may invest in depositary receipts,

including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts,

to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index.

Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio.

Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

                                       10


--------------------------------------------------------------------------------

                     SUMMARY OF PRINCIPAL RISKS (continued)

--------------------------------------------------------------------------------

EMERGING MARKETS RISK. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have,

negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to:

price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities.

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S.

investments for many reasons, including changes in currency exchange rates;

unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries;

foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying,

selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global

Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities

(commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

                                       11


--------------------------------------------------------------------------------

                     SUMMARY OF PRINCIPAL RISKS (continued)

--------------------------------------------------------------------------------

INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.

These less liquid securities could include securities of small- and mid-sized

U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

INVESTMENT BY FUNDS-OF-FUNDS RISK. The Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the

Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The

Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates.

When interest rates are rising, the prices of debt securities tend to fall.

When interest rates are falling, the prices of debt securities tend to rise.

Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. The Sub-Adviser could do a poor job in executing an investment strategy. The Sub-Adviser may use the investment techniques or invest in securities that are not part of the

Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the

Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Many sub-advisers of equity Portfolios employ styles that are characterized as

"value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another.

For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some

Portfolios that are characterized as growth or value can have greater volatility than other Portfolios managed by other managers in a growth or value style.

MARKET AND COMPANY RISK. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

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MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a

Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline,

borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

OTHER INVESTMENT COMPANIES RISK. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding

Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's

Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial

Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds

("iShares"). The main risk of investing in other investment companies

(including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees,

administration fees and custodial fees) in addition to the expenses of the

Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii)

trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

SECURITIES LENDING RISK. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S.

government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. the Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies.

Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

The Portfolio in this Prospectus is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than

5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

FUNDAMENTAL INVESTMENT POLICIES

The investment objective of the Portfolio is non-fundamental. Investment policies are fundamental if so designated in this Prospectus or in the

Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Portfolio has adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at

http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names,

investment objectives and principal investment strategies as those of the

Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern.

Accordingly, the performance of the Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS

The Sub-Adviser may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the

Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalent, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage are identified and discussed,

together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the

Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES

In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the

Portfolio. DSL procures and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial,

administrative, transfer agency, portfolio accounting, dividend disbursing,

auditing, and ordinary legal services. DSL also acts as liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance company or companies to which the Portfolio offer its shares, among others. DSL also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets

(which are generally considered part of the cost for the assets), taxes (if any) paid by the Portfolio, interest on borrowing, fees and expenses of the

Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the

Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

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The Trust pays a management fee to DSL for its services. Out of this management fee, DSL in turn pays the Sub-Adviser its Sub-advisory fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSL, out of its management fee, pays many of the ordinary expenses for the Portfolio, including custodial, administrative,

transfer agency, portfolio accounting, auditing and ordinary legal expenses.

Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds

Services, LLC ("ING Funds Services"), an affiliate of the Adviser, under which

ING Funds Services provides the Portfolio with certain administrative services.

The administrative services performed by ING Funds Services on behalf of DSL include acting as a liaison among the various service providers to the

Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser,

and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

PORTFOLIO DISTRIBUTION

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the

principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed

Services, Inc. ("DSI"), the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolio.

ING Funds Distributor is a member of the Financial Industry Regulatory

Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public

Disclosure Hotline at 800-289-9999.

HOW ING COMPENSATES ENTITIES OFFERING ITS PORTFOLIOS AS INVESTMENT OPTIONS IN

THEIR INVESTMENT PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio's Adviser or

Distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable

Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor. ING

Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this

Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life

Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers,

including, but not limited to: ING Life Insurance and Annuity Company;

ReliaStar Life Insurance Company; ReliaStar Company of New York; Security Life

of Denver; ING USA Annuity and Life Insurance Company and ING Life Insurance

Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable

Contracts and for services provided to Variable Contract owners. Neither the

Portfolio, nor the Adviser or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

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Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

The Portfolio is available to serve as an investment option offered through

Variable Contracts and Qualified Plans. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as

amended and the underlying U.S. Treasury Regulations. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to

Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified

Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the

Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

PRICING OF PORTFOLIO SHARES

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange

("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the

NYSE). The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified

Plans, other investment companies or other permitted investors. The Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the

Trust's behalf.

The Portfolio's shares may be purchased by other investment companies,

including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management.

For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

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FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for the Variable Contracts issued by insurance companies, and as an investment option for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information including trading history, upon request of the

Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent,

short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the

Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

A Portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in a portfolio which does not invest in foreign securities. For example, if trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its

NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective,

and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The

Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings

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on August 1). The Portfolio's portfolio holdings schedule will, at a minimum,

remain available on the Portfolio's website until the Portfolio files a Form

N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at

www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

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                                NET ASSET VALUE

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The NAV per share for each class of the Portfolio is determined each business day as of Market Close on the NYSE. The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days.

The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the

Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest,

approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.

Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated.

As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

When market quotations are not available or are deemed unreliable, the

Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

.  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

.  Securities of an issuer that has entered into a restructuring;

.  Securities whose trading has been halted or suspended;

.  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

.  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The

Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio,

it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

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                          MANAGEMENT OF THE PORTFOLIO

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ADVISER

DSL, a Delaware limited liability company serves as the adviser to the

Portfolio. DSL has overall responsibility for the management of the Portfolio.

DSL provides or oversees all investment advisory and portfolio management services for the Portfolio. DSL is registered with the SEC as an investment adviser and DSL is registered with the FINRA as a broker-dealer.

On December 29, 2006, an internal reorganization was undertaken in which

Directed Services, Inc. ("DSI"), a former adviser to the Portfolio, was reorganized into a limited liability company and it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was

DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSL's advisory contracts were assumed by DSL.

DSL is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately

120,000 employees. Based in Amsterdam, ING Groep offers an array of banking,

insurance and asset management services to both individual and institutional investors.

DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA

19380. As of December 31, 2007, DSL managed approximately $47.4 billion in registered investment company assets.

DSL has engaged a sub-adviser to provide the day-to-day management of the

Portfolio's portfolio. The sub-adviser is not an affiliate of ING Investments.

DSL acts as a "manager-of-managers" for the Portfolio. DSL delegates to the sub-adviser of the Portfolio the responsibility for investment management,

subject to DSL's oversight. DSL is responsible for monitoring the investment program and performance of the Sub-Adviser of the Portfolio.

From time to time, DSL may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Board of the

Trust. It is not expected the DSL would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. On May 24,

2002, the Trust and DSL received exemptive relief from the SEC permitting DSL,

with the approval of the Board, to appoint additional non-affiliated sub-advisers or replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the shareholders. The

Portfolio will notify shareholders of any change in the identity of a sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio.

In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either DSL or the Board of the Trust. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the

Portfolio.

ADVISORY FEES

DSL receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual advisory fee paid by the

Portfolio for the most recent fiscal year as a percentage of the Portfolio's average daily net assets:

                                            ADVISORY FEES

PORTFOLIO                    (AS A % OF AVERAGE DAILY NET ASSETS)

     ING JPMorgan Emerging                      1.25%

  Markets Equity

For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio's annual shareholder report dated December 31, 2007.

                                       20


--------------------------------------------------------------------------------

                            TAXES AND DISTRIBUTIONS

--------------------------------------------------------------------------------

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain.

The Portfolio also intends to comply with the diversification requirements of

Section 817(h) of the Code and the underlying regulations for Variable

Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF

YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS

FOR THE VARIABLE CONTRACT.

                                       21


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                 PERFORMANCE OF A SIMILARLY MANAGED MUTUAL FUND

--------------------------------------------------------------------------------

ING JPMorgan Emerging Markets Equity Portfolio has substantially the same investment objective, policies and investment strategies as an existing mutual fund ("Comparable Fund") that is sold directly to the public on a retail basis or through variable products and that is advised or sub-advised by JPMorgan.

While the Portfolio is managed in a manner similar to that of the Comparable

Fund whose historical performance is presented below, investors should be aware that the Portfolio is not the same fund and will not have the same performance.

Investments made by the Portfolio at any given time may not be the same as those made by the Comparable Fund. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolio,

different fees and expenses, and differences in portfolio size and positions.

In addition, you should note that the total operating expenses of the

Comparable Fund may be lower than the total operating expenses of the

Portfolio. In such instances, the performance of the Comparable Fund would be negatively impacted if the total operating expenses of the Portfolio had been used to compute the Comparable Fund's performance.

The historical performance of the Comparable Fund is presented below. You should not consider the performance of the Comparable Fund as an indication of the future performance of the Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the

Comparable Fund and not those to be paid by the Portfolio. THE FIGURES DO NOT

REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE

INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD

REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE

STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE

INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE

PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by the

Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable

Fund is shown for the Portfolio, the sub-adviser of the Portfolio may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable

Fund for the stated periods ended December 31, 2007, as well as a comparison with the performance of the applicable benchmarks.(1)

                                                                      10 YEARS

                                                                     (OR SINCE

                                   1 YEAR    3 YEARS    5 YEARS      INCEPTION)

JPMorgan Emerging Markets Fund   36.54%     32.78%     36.82%      30.70%(2)

  - Class A (JFAMX)

(Comparable to ING JPMorgan

Emerging Markets Equity

Portfolio)

MSCI Emerging Market IndexSM ..  39.39%     35.15%     37.02%      32.24%(3)

(1)   The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets.

(2)   Fund commenced operations on September 28, 2001.

(3)   Index return is for period beginning October 1, 2001.

                                       22


--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand the

Portfolio's Class I shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. The information has been derived from the Portfolio's financial statements, which have been audited by

KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the annual shareholder report, which is available upon request.

--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

                                                         CLASS I

                                         _______________________________________

                                                YEAR ENDED          DECEMBER 2,

                                               DECEMBER 31,          2005(1) TO

                                         ________________________   DECEMBER 31,

                                             2007         2006          2005

                                         ___________  ___________  _____________

PER SHARE OPERATING

  PERFORMANCE:

Net asset value, beginning of     $         19.61        14.67         14.28

  period

Income from investment

  operations:

Net investment income             $          0.16*        0.12*         0.03*

Net realized and unrealized       $          7.40         5.12          0.36

gain on investments and foreig  n

  currency related transactions

Total from investment             $          7.56         5.24          0.39

  operations

Less distributions from:

Net investment income             $          0.27         0.11             -

Net realized gains on             $          0.05         0.19             -

  investments

Total distributions               $          0.32         0.30             -

Net asset value, end of period    $         26.85        19.61         14.67

TOTAL RETURN(2)                   %         38.86        36.18          2.73

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period         $       333,429      193,413        33,756

  (000's)

Ratios to average net assets:

Gross expenses prior to           %          1.25         1.26          1.30

brokerage commission

  recapture(3)

Net expenses after brokerage      %          1.25         1.26          1.30

  commission recapture(3)

Net investment income after       %          0.72         0.72          2.38

brokerage commission

  recapture(3)

Portfolio turnover rate           %            15            5            85

--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.

*     Calculated using average number of shares outstanding throughout the period.

                                       23


TO OBTAIN

MORE INFORMATION

A Statement of Additional Information, dated April 28, 2008, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the

Portfolio's annual and semi-annual shareholder reports. In the annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolio's Statement of Additional Information or

to make inquiries about the Portfolio, please write to the Trust at 7337 East

Doubletree Ranch Road, Scottsdale, Arizona 85258, call 1-800-366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC

Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public

Reference Section, 100 F Street, NE Washington,  D.C. 20549-0102.

[GRAPHIC APPEARS HERE]

                                                          SEC FILE NO. 811-05629

04/28/08

ING INVESTORS TRUST

7337 East Doubletree Ranch Road

Scottsdale, Arizona  85258

800-366-0066

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2008

ING AllianceBernstein Mid Cap Growth Portfolio	ING Lord Abbett Affiliated Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Marsico Growth Portfolio
ING BlackRock Large Cap Growth Portfolio	ING Marsico International Opportunities Portfolio
ING BlackRock Large Cap Value Portfolio	ING MFS Total Return Portfolio
ING Capital Guardian U.S. Equities Portfolio (1)	ING MFS Utilities Portfolio
ING Disciplined Small Cap Value Portfolio	ING Multi-Manager International Small Cap Portfolio
ING Evergreen Health Sciences Portfolio	ING Oppenheimer Main Street Portfolio®
ING Evergreen Omega Portfolio	ING PIMCO Core Bond Portfolio
ING FMRSM Diversified Mid Cap Portfolio*	ING PIMCO High Yield Portfolio
ING Franklin Income Portfolio	ING Pioneer Equity Income Portfolio
ING Franklin Mutual Shares Portfolio	ING Pioneer Fund Portfolio
ING Global Real Estate Portfolio	ING Pioneer Mid Cap Value Portfolio
ING Global Resources Portfolio	ING Stock Index Portfolio
ING Goldman Sachs Commodity Strategy Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING International Growth Opportunities Portfolio	ING T. Rowe Price Equity Income Portfolio
ING Janus Contrarian Portfolio	ING Templeton Global Growth Portfolio
ING JPMorgan Emerging Markets Equity Portfolio	ING Van Kampen Capital Growth Portfolio
ING JPMorgan Small Cap Core Equity Portfolio	ING Van Kampen Global Franchise Portfolio
ING JPMorgan Value Opportunities Portfolio	ING Van Kampen Growth and Income Portfolio
ING Julius Baer Foreign Portfolio	ING Van Kampen Real Estate Portfolio
ING Legg Mason Value Portfolio	ING VP Index Plus International Equity Portfolio
ING Limited Maturity Bond Portfolio	ING Wells Fargo Disciplined Value Portfolio (2)
ING Liquid Assets Portfolio	ING Wells Fargo Small Cap Disciplined Portfolio

*FMRSM is a service mark of Fidelity Management & Research Company.

Adviser Class, Institutional Class, Service Class and Service 2 Class Shares

This Statement of Additional Information (“SAI”) relates to the series listed above (each, a “Portfolio” and collectively, the “Portfolios”) of ING Investors Trust (“Trust”).  A prospectus or prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the Portfolios, dated April 28, 2008, that provide the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios’ principal underwriter, ING Funds Distributor, LLC (“Distributor”) at the address written above.  This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated April 28, 2008, which have been filed with the U.S. Securities and Exchange Commission (“SEC”).  Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto.  The Portfolios’ (with the exception of ING Goldman Sachs Commodity Strategy Portfolio and ING Multi-Manager International Small Cap Portfolio) financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2007, are incorporated herein by reference.  Copies of the Portfolios’ Prospectuses and annual or semi-annual shareholder reports, when available, may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.

Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”).  The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), insurance companies, and any investment adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios.  Shares of the Portfolios are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”) as well as non-affiliated insurance companies. Shares of the Portfolios also may be made available to affiliated investment companies under the fund-of-funds arrangements, consistent with Section 12(d)(1)(G) of the Investment Company Act of 1940 (“1940 Act”). For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

(1)   Pending Merger:  Subject to shareholder approval, the Portfolio’s Board of Trustees has approved the reorganization of the Portfolio with and into ING VP Growth and Income Portfolio.  If approved by shareholders, the reorganization is expected to take place during the third quarter of 2008.  Therefore, you could ultimately hold shares of ING VP Growth and Income Portfolio.  For more information regarding ING VP Growth and Income Portfolio, contact a Shareholder Services Representative at 1-800-992-0180.

(2)   Pending Merger:  Subject to shareholder approval, the Portfolio’s Board of Trustees has approved the reorganization of the Portfolio with and into ING Pioneer Mid Cap Value Portfolio.  If approved by shareholders, the reorganization is expected to take place during the third quarter of 2008.  Therefore, you could ultimately hold shares of ING Pioneer Mid Cap Value Portfolio.  For more information regarding ING Wells Fargo Disciplined Value Portfolio, contact a Shareholder Services Representative at 1-800-992-0180.

(3)   TABLE OF CONTENTS

INTRODUCTION	4
HISTORY OF THE TRUST	4
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES	5
INVESTMENT RESTRICTIONS	43
FUNDAMENTAL INVESTMENT RESTRICTIONS	43
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS	63
NON-FUNDAMENTAL INVESTMENT POLICIES	84
MANAGEMENT OF THE TRUST	87
BOARD	96
COMPENSATION OF TRUSTEES	99
INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES	107
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	108
ADVISERS	135
ADVISORY FEES	138
SUB-ADVISERS	142
SUB-ADVISORY FEES	142
OTHER INFORMATION ABOUT PORTFOLIO MANAGERS	150
EXPENSE LIMITATION AGREEMENT	231
ADMINISTRATOR	232
DISTRIBUTION OF TRUST SHARES	234
SHAREHOLDER SERVICE AND DISTRIBUTION PLAN FOR ADV CLASS SHARES	236
CODE OF ETHICS	252
DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES	253
PROXY VOTING PROCEDURES	254
PORTFOLIO TRANSACTIONS	254
PORTFOLIO TURNOVER	265
NET ASSET VALUE	265
PERFORMANCE INFORMATION	267
TAXES	273
CAPITALIZATION	276
VOTING RIGHTS	276
PURCHASE OF SHARES	276
REDEMPTION OF SHARES	277
EXCHANGES	277
CUSTODIAN	277
TRANSFER AGENT	277
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	277
LEGAL COUNSEL	277
REGISTRATION STATEMENT	277
FINANCIAL STATEMENTS	278
APPENDIX A: DESCRIPTION OF BOND RATINGS	A-1
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES	B-1
APPENDIX C: FRANKLIN MUTUAL ADVISERS, LLC PROXY VOTING PROCEDURES AND GUIDELINES	C-1

INTRODUCTION

The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolios’ securities and some investment techniques.  Some of the Portfolios’ investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment noted in this SAI that the investment advisers, Directed Services LLC or ING Investments, LLC (“DSL,” “ING Investments” or collectively the “Advisers”) or a sub-adviser (“Sub-Adviser” or “Sub-Advisers”) reasonably believes is compatible with the investment objectives and policies of that Portfolio.  Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses.  Terms not defined herein have the meanings given to them in the Prospectuses.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 58 investment portfolios.  The Trust is authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. This SAI pertains to the following Portfolios:

ING AllianceBernstein Mid Cap Growth Portfolio	ING Limited Maturity Bond Portfolio
(“AllianceBernstein Mid Cap Growth”)	(“Limited Maturity Bond”)
ING BlackRock Inflation Protected Bond Portfolio	ING Liquid Assets Portfolio
(“BlackRock Inflation Protected Bond”)	(“Liquid Assets”)
ING BlackRock Large Cap Growth Portfolio	ING Lord Abbett Affiliated Portfolio
(“BlackRock Large Cap Growth”)	(“Lord Abbett Affiliated”)
ING BlackRock Large Cap Value Portfolio	ING Marsico Growth Portfolio
(“BlackRock Large Cap Value”)	(“Marsico Growth”)
ING Capital Guardian U.S. Equities Portfolio	ING Marsico International Opportunities Portfolio
(“Capital Guardian U.S. Equities”)	(“Marsico International Opportunities”)
ING Disciplined Small Cap Value Portfolio	ING MFS Total Return Portfolio
(“Disciplined Small Cap Value”)	(“MFS Total Return”)
ING Evergreen Health Sciences Portfolio	ING MFS Utilities Portfolio
(“Evergreen Health Sciences”)	(“MFS Utilities”)
ING Evergreen Omega Portfolio	ING Multi-Manager International Small Cap Portfolio
(“Evergreen Omega”)	(“Multi-Manager International Small Cap”)
ING FMRSM Diversified Mid Cap Portfolio	ING Oppenheimer Main Street Portfolio®
(“FMRSM Diversified Mid Cap”)	(“Oppenheimer Main Street®”)
ING Franklin Income Portfolio	ING PIMCO Core Bond Portfolio
(“Franklin Income”)	(“PIMCO Core Bond”)
ING Franklin Mutual Shares Portfolio	ING PIMCO High Yield Portfolio
(“Franklin Mutual Shares”)	(“PIMCO High Yield”)
ING Global Real Estate Portfolio	ING Pioneer Equity Income Portfolio
(“Global Real Estate”)	(“Pioneer Equity Income”)
ING Global Resources Portfolio	ING Pioneer Fund Portfolio
(“Global Resources”)	(“Pioneer Fund”)
ING Goldman Sachs Commodity Strategy Portfolio	ING Pioneer Mid Cap Value Portfolio
(“Goldman Sachs Commodity Strategy”)	(“Pioneer Mid Cap Value”)
ING International Growth Opportunities Portfolio	ING Stock Index Portfolio
(“International Growth Opportunities”)	(“Stock Index”)
ING Janus Contrarian Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
(“Janus Contrarian”)	(“T. Rowe Price Capital Appreciation”)
ING JPMorgan Emerging Markets Equity Portfolio	ING T. Rowe Price Equity Income Portfolio
(“JPMorgan Emerging Markets Equity”)	(“T. Rowe Price Equity Income”)
ING JPMorgan Small Cap Core Equity Portfolio	ING Templeton Global Growth Portfolio
(“JPMorgan Small Cap Core Equity”)	(“Templeton Global Growth”)
ING JPMorgan Value Opportunities Portfolio	ING Van Kampen Capital Growth Portfolio
(“JPMorgan Value Opportunities”)	(“Van Kampen Capital Growth”)
ING Julius Baer Foreign Portfolio	ING Van Kampen Global Franchise Portfolio
(“Julius Baer Foreign”)	(“Van Kampen Global Franchise”)
ING Legg Mason Value Portfolio	ING Van Kampen Growth and Income Portfolio
(“Legg Mason Value”)	(“Van Kampen Growth and Income”)

ING Van Kampen Real Estate Portfolio
(“Van Kampen Real Estate”)
ING VP Index Plus International Equity Portfolio
(“VP Index Plus International Equity”)
ING Wells Fargo Disciplined Value Portfolio
(“Wells Fargo Disciplined Value”)
ING Wells Fargo Small Cap Disciplined Portfolio
(“Wells Fargo Small Cap Disciplined”)

ING Capital Guardian U.S. Equities, ING Liquid Assets and ING Stock Index do not offer ADV Class shares. ING Capital Guardian U.S. Equities and ING Wells Fargo Disciplined Value do not offer Class I shares.  ING BlackRock Inflation Protected Bond and ING Franklin Mutual Shares do not offer Service 2 Class Shares.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust.  On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

Evergreen Health Sciences, Global Real Estate, Global Resources, Goldman Sachs Commodity Strategy, Legg Mason Value, Janus Contrarian, Van Kampen Global Franchise and Van Kampen Real Estate Portfolios are classified as “non-diversified” funds as such term is defined under the 1940 Act.  Each of the Trust’s other Portfolios are classified as “diversified” funds within the meaning of that term under the 1940 Act.  The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).  When compared to a diversified fund, a non-diversified fund may invest a greater portion of its assets in a particular issuer, and, therefore, has greater exposure to the risk of poor earnings or losses by an issuer.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

FIXED-INCOME INVESTMENTS

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities (“ARMs”) are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time.  The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits.  The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes.  As the interest rates on the mortgages underlying ARMs are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates.  Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Portfolios to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations.  Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Portfolios may be able to reinvest such amounts in securities with a higher current rate of return.  During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Portfolios.  Further, because of this feature, the values of ARMs are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

Agency Mortgage Securities

The Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises.  There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Asset-Backed Securities

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.  In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts.  If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities can also include collateralized putable notes (“CPNs”).  CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty.  CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

Banking Industry and Savings Industry Obligations

The Portfolios may invest in (1) certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations (“S&Ls”).  Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and some Portfolios also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated.  See “Foreign Investments” discussion in this SAI for further information regarding risks attending investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.  Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation.  There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits.  A Portfolio will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Certain Portfolios invest only in bank and S&L obligations as specified in that Portfolio’s investment policies.  Other Portfolios will not invest in obligations issued by a commercial bank or S&L unless:

(i)

the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody’s or Standard & Poor’s, or, if the institution has no outstanding securities rated by Moody’s or Standard & Poor’s, it has, in the determination of the Sub-Adviser, similar creditworthiness to institutions having outstanding securities so rated;

(ii)	in the case of a U.S. bank or S&L, its deposits are insured by the FDIC of the Savings Association Insurance Fund (“SAIF”), as the case may be; and

(iii)

in the case of a foreign bank, the security is, in the determination of the Sub-Adviser, or an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Brady Bonds

“Brady Bonds” are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative.  Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds.  Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation’s reserves.  Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest.  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative.  Brady Bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Portfolio.

Collateralized Debt Obligations

The Portfolios may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk),  CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the

Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”)

A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association, Federal Home Loan Mortgage Corporation, or Federal National Mortgage Association, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z.  The portfolio A, B, and C Bonds all bear current interest.  Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

Commercial Mortgage-Backed Securities

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities.  Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans.  These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or-asset backed securities.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

The Portfolios may invest in commercial paper (including variable rate master demand notes and extendable commercial notes (“ECN”), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations.  Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by Standard & Poor’s; (ii) if not rated by either Moody’s or Standard & Poor’s, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or Standard & Poor’s; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

Variable rate master demand notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower.  These notes permit daily changes in the amounts borrowed.  The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty.  Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded.  However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.  In connection with master demand note arrangements, the Sub-Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand.  The Sub-Adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit.  These notes generally are not rated by Moody’s or Standard & Poor’s; the Portfolio may invest in them only if the Sub-Adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest.  Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Sub-Adviser has reason to believe that the borrower could not make immediate repayment upon demand.  See Appendix A for a description of Moody’s and Standard & Poor’s ratings applicable to commercial paper.  For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (“1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Board of Directors/Trustees (“Board”) shall not be considered to be restricted.

Corporate Debt Securities

The Portfolios may invest in corporate debt securities, as stated in the Portfolios’ investment objectives and policies in the Prospectuses or in this SAI. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.  Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor’s Rating Corporation (“Standard & Poor’s” or “S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”), or, if not rated by S&P or Moody’s, of equivalent quality as determined by the Sub-Adviser.  Limited Maturity Bond Portfolio may invest in debt securities that are rated Baa3 or better by Moody’s or BBB- or better by S&P, if not rated by S&P or Moody’s, of equivalent quality as determined by the Sub-Adviser.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally.  There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics.  A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB- or Baa3, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time.  The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels.  However, the Portfolio will not accrue any income on these securities prior to delivery.  The Portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or liquid assets equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s or Standard & Poor’s do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolio’s Sub-Adviser.

Credit-Linked Notes

The Portfolios may invest in credit-linked notes (“CLNs” or “CLN”) which are generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for any Portfolio in accordance to the Portfolio’s investment objective. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Portfolio cannot assure that it can implement a successful strategy regarding this type of investments.

Custodial Receipts and Trust Certificates

The Portfolios may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities.  These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATs”).

PIMCO Core Bond and PIMCO High Yield may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts.  The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds.  In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond.  Custodial receipts are sold in private placements.  The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

The custodial receipts and trust certificates in which PIMCO Core Bond and PIMCO High Yield may invest may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Each Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers.  Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if a Portfolio had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Portfolios may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.  PIMCO Core Bond, PIMCO High Yield and Stock Index may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. A Portfolio will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio’s limitation on illiquid investments.  Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio’s investment restriction relating to the lending of funds or assets.

Eurodollar and Yankee Dollar Instruments

The Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See “Foreign Investments.”

Event-Linked Bonds

“Event-linked bonds” are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.”  If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond.  Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  Event-linked bonds may also expose the Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.

FNMA and FHLMC Mortgage-Backed Obligations

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC.  FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans.  FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government.  FNMA also issues Real Estate Mortgage Conduit (“REMIC”) Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

FNMA is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.  FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers.  FHLMC, a corporate instrumentality of the United States, was created by the United Stated Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  Its stock is owned by the twelve Federal Home Loan banks.  FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default.  PCs are not backed by the full faith and credit of the U.S. government.  As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Foreign-Related Mortgage Securities

The Portfolios may invest in foreign-related mortgage securities.  Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

GNMA Certificates

Government National Mortgage Association (“GNMA”) certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development.  GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a periodic payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.  Mortgage-backed securities issued by GNMA are described as “modified pass-through” securities.  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.  The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary.  Other mortgage-backed securities, such as those of the FHLMC and the FNMA, trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.  Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal.  Prepayment rates vary widely and may be affected by changes in market interest rates.  In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

Guaranteed Investment Contracts

The Portfolios may invest in guaranteed investment contracts (“GICs”) which are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit portfolio of the insurance company’s general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit Portfolio. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

High-Yield Bonds

“High-Yield Bonds” (commonly referred to as “junk bonds”), are bonds rated lower than Baa3 by Moody’s or BBB- by Standard & Poor’s, or, if not rated by Moody’s or Standard & Poor’s, of equivalent quality.  In general, high-yield bonds are not considered to be investment grade and investors should consider the risks associated with high-yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities.  High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high-yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high-

yield market.  Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds.  The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery.  In the case of high-yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds.  Less liquidity in the secondary trading market could adversely affect the price at which a Portfolio could sell a high- yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio’s shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.  When secondary markets for high-yield bonds are less liquid than the market for higher-grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

Industrial Development and Pollution Control Bonds

The Portfolios may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer.  They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control.  Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Loan Participations and Assignments

The Portfolios may purchase participations in commercial loans.  Such indebtedness may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender.  The participation interests in which, the Portfolios intend to invest may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Portfolios assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.  Unless, under the terms of a loan or other indebtedness a Portfolio has direct recourse against a borrower, the Portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower.  In the event that an agent bank or financial intermediary becomes insolvent, the Portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected.  If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower’s obligation or that the collateral can be liquidated.  If a Portfolio invests in loan participations with poor credit quality, the Portfolio bears a substantial risk of losing the entire amount invested.  Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to the Portfolios.  For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  The valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio’s daily share price.

Mortgage-Backed Securities

The Portfolios may invest only in those mortgage-backed securities that meet their credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans secured by real property.  See, “U.S. Government Securities.”

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.  The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.  Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.  Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate.  In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities.  Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Some of these mortgage-related securities may have exposure to sub prime loans or sub prime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to sub prime loans or mortgages.  Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency.  These instruments may not be liquid.

Municipal Lease Obligations

The Portfolios may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities.  Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation.  International Growth Opportunities may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year.  Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

Municipal Securities

The Portfolios may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities including residual interest bonds.  Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Participation on Creditors Committees

The Portfolios may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio.  Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Portfolio’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.  Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors.  The Portfolio will participate on such committees only when the Sub-Adviser believes that such participation is necessary or desirable to enforce the Portfolio’s rights as a creditor or to protect the value of securities held by the Portfolio.

Privately-Issued Mortgage-Backed Securities

Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions).  These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.  Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time.  Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Savings Association Obligations

The Portfolios may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Stripped Mortgage-Backed Securities

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Portfolio’s limitations on investment in illiquid securities.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which certain Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.  The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the Trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

A Sub-Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Sub-Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines.  The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Sub-Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Sub-Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Trust-Preferred Securities

Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and are treated by the Portfolio as debt investment.  Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company.  The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets.  The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors.  The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution.  The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt.  The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities.  The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution’s common stock.  Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated.  The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust.  In this pooled offering, a separate trust is created.  This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions.  Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Adviser or Sub-Adviser will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than issuing the trust-preferred securities.  If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.

U.S. Government Securities

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities.  Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury.  Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association certificates, described in the section on “Mortgage-Backed Securities,” and Federal Housing Administration debentures).  In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality.  Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full.  They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury.  However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality.  These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.  While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment.  Each Portfolio will invest in securities of such agencies or instrumentalities only when the Adviser or Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

The Portfolios may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

Zero-Coupon and Pay-in-Kind Bonds

Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy a Portfolio’s distribution obligations.

EQUITY INVESTMENTS

Common Stock and Other Equity Securities

Common stocks represent an equity (ownership) interest in a corporation.  This ownership interest generally gives a Portfolio the right to vote on measures affecting the company’s organization and operations.

The Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock.  In selecting equity investments for a Portfolio, the Sub-Adviser will generally invest the Portfolio’s assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

The Portfolios may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions.  Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Corporate Reorganizations

The Portfolios may purchase indebtedness and participations, secured and unsecured, of debtor companies in reorganization or financial restructuring.  Such indebtedness may be in the form of loans, notes, bonds or debentures.  In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal.  The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated.  These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails to adequately recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the Sub-Adviser.  The Sub-Adviser must appraise the value of the issuer and its component businesses, the assets or securities to be received as a result of the contemplated transaction, the financial resources and business motivation of the offer or and the dynamics of the business climate when the offer or proposal is in progress.

Derivatives

The Portfolios may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

The Portfolio’s transactions in derivative instruments may include:

•                                          the purchase and writing of options on securities (including index options) and options on foreign currencies;

•                                          the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed-income securities; and

•                                          entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the Sub-Adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes a Portfolio to additional investment risks and transaction costs. If the Sub-Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include:  adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments.  The loss from investing in derivative instruments is potentially unlimited.

Certain Portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings.  Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Sub-Adviser’s judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio’s investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio’s volatility.  In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

Eurodollar Convertible Securities

The Portfolios may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by American Depositary Receipts listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by American Depositary Receipts listed, on such exchanges.

Futures Contracts and Options on Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place.  Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date.  Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date.  Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss.  Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

Limitations

When purchasing a futures contract, a Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract.  When writing a call option on a futures contract, a Portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by a Portfolio.  A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, a Portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

Julius Baer Foreign is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA and, therefore, who is not subject to the registration or regulation as a commodity pool operator under the Commodity Exchange Act (“CEA”).

Gold Futures Contracts

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price.  When a Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when a Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price.  A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion.  A Portfolio will not engage in these contracts for speculation or for achieving leverage.  A Portfolio’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Interest Rate Futures Contracts

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities.  As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields.  Such a purchase would enable a Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which a Portfolio intends to purchase in the future.  A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Portfolio would be substantially offset by the ability of a Portfolio to repurchase at a lower price the interest rate futures contract previously sold.  While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

Investment in Gold and Other Precious Metals

The Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank.  Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors.  Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia.  Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Options on Futures Contracts

A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option.  Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position.  In the case of a put option, the converse is true.  A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by a Portfolio.

A Portfolio may use options on futures contracts in connection with hedging strategies.  Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in “Options on Securities and Securities Indexes.”

Preferred Stock

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Stock Index Futures Contracts

A “stock index” assigns relative values to the common stock included in an index (for example, the Standard & Poor’s 500® Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks.  A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to a Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion.  Stock index futures contracts might also be sold:

(1)                                when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

(a)           forego possible price appreciation,

(b)           create a situation in which the securities would be difficult to repurchase, or

(c)           create substantial brokerage commissions;

(2)                                when a liquidation of a Portfolio has commenced or is contemplated, but there is, in a Sub-Adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

(3)                                to close out stock index futures purchase transactions.

Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested.  Stock index futures might also be purchased:

(1)                                if a Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Sub-Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in a Portfolio: or

(2)                                to close out stock index futures sales transactions.

Each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section, with the exception of Julius Baer Foreign, which may invest in futures contracts and futures options for both hedging and non-hedging purposes.  For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Portfolio’s securities or the price of the securities, which a Portfolio intends to purchase.  A Portfolio’s hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates.  Although other techniques could be used to reduce that Portfolio’s exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.  See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities (“initial margin”).  The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied.  Each investing Portfolio expects to earn interest income on its initial margin deposits.

A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a Portfolio pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between a Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes.  Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by a Portfolio.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month).  If an offsetting purchase price is less than the original sale price, a Portfolio realizes a capital gain, or if it is more, a Portfolio realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Portfolio realizes a capital gain, or if it is less, a Portfolio realizes a capital loss.  The transaction costs must also be included in these calculations.

Warrants

The Portfolios may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.  Warrants are sometimes sold in unit form with other qualification as a regulated investment company.  The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  They pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

OPTIONS ON SECURITIES AND SECURITIES INDICES

Purchasing Options on Securities

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option.  A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value.  Securities are considered related if their price movements generally correlate to one another.  For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security.  In addition, a Portfolio would continue to receive interest income on such security.

A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities a Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.  A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

A Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities (“LEAPs”) and Buy Write Option Unitary Derivatives (“BOUNDs”).  LEAPs provide the holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed-dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities’ capital appreciation up to a fixed-dollar amount.

Risks of Options Transactions

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio’s net asset value being more sensitive to changes in the value of the underlying securities.

Writing Covered Call and Secured Put Options

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.  During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction.  Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options.  During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

A Portfolio may write a call or put option only if the option is “covered” or “secured” by a Portfolio holding a position in the underlying securities.  This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call.  Alternatively, a Portfolio may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option.  A put is secured if a Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price.  A Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities.  Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

Options on Securities Indices

A Portfolio may purchase or sell call and put options on securities indices for the same purposes as it purchase or sells options on securities.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.  When such options are written, a Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or a Portfolio must purchase a like option of greater value that will expire no earlier than the option sold.  Purchased options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio’s securities.  Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

Over-the-Counter Options

The Portfolios may write or purchase options in privately negotiated domestic or foreign transactions (“OTC Options”), as well as exchange-traded or “listed” options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio may be considered an Illiquid Security.  In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the SEC has taken the position that purchased OTC Options and assets used to cover written OTC Options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio’s assets (the “SEC illiquidity ceiling”).  OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if a Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

General

The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of a Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in a Portfolio’s assets and an equal amount is included in its liabilities.  The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

A Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates.  A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

Risks Associated With Futures and Futures Options

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio’s transactions in futures may protect a Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude a Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in a Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that a Portfolio’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position.  Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and a Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

Most Portfolios will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists.  Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the Commodity Futures Trading Commission (“CFTC”) and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the CEA, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.  A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions.  Whether a Portfolio’s use of swap agreements will be successful in furthering its investment objective will depend on a Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying a Portfolio’s investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by a Portfolio at market value.  In the case of a credit default swap sold by a Portfolio (i.e., where a Portfolio is selling credit default protection), however, a Portfolio will generally value the swap at its notional amount.  The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Credit Default Swaps

The Portfolios may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a Portfolio would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk – that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.

Variable and Floating Rate Securities

Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.).  Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.  The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value.  In many cases, the demand feature can be exercised at any time on 7 days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year.  Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

Lease Obligation Bonds

Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio’s limit on illiquid securities.

Structured Securities

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Indexed Securities

Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Hybrid Instruments

Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (“Hybrid Instruments”).  Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”).  Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level.  Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs.  Of course, there is no guarantee that the strategy will be successful, and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies.  Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark.  The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked.  Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument.  Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument.  Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet a Portfolio’s needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.  In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which a Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio.

Dollar Roll Transactions

The Portfolios seeking a high level of current income may enter into dollar rolls or “covered rolls” in which a Portfolio sells securities (usually mortgage-backed securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date.  The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period.  During the roll period, a Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period.  A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction.  As used herein the term “dollar roll” refers to dollar rolls that are not “covered rolls.”  At the end of the roll commitment period, a Portfolio may or may not take delivery of the securities a Portfolio has contracted to purchase.

A Portfolio’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by a Portfolio.  “Covered rolls” are not subject to these segregation requirements. Dollar roll transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to a Portfolio.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Portfolios may purchase securities on a when-issued, delayed delivery or forward commitment basis if a Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns.  Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Portfolio’s other assets.  Although a Portfolio could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, a Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if a Sub-Adviser deems it appropriate to do so.  A Portfolio may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

Currency Management

A Portfolio’s flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio’s investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio’s securities are denominated will generally lower the net asset value of the Portfolio. The Sub-Adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

Depositary Receipts

ADRs are securities, typically issued by a U.S. financial institution (a “depository”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.  Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.  Depositary Receipts also involve the risks of other investments in foreign securities.

Equity and Debt Securities Issued or Guaranteed by Supranational Organizations

The Portfolios that are authorized to invest in securities of foreign issuers may invest assets in equity and/or debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Exchange Rate-Related Securities

The Portfolios may invest in securities that are indexed to certain specific foreign currency exchange rates.  The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security.  A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.  The staff of the SEC is currently considering whether a mutual fund’s purchase of this type of security would result in the issuance of a “senior security” within the meaning of the 1940 Act.  The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

Investment in exchange rate-related securities entails certain risks.  There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked.  In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets.  Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

Foreign Currency Transactions

Since certain Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.  The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Foreign Debt Securities

The Portfolios may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.  Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that the Portfolios’ investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Investment in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt.  A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.  Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt.  The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner.  Consequently, governmental entities may default on their sovereign debt.  Holders of sovereign debt (including the Portfolios) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities.  There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The Portfolios’ investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income.  This difference may cause a portion of the Company’s income distributions to constitute returns of capital for tax purposes or require the Portfolios to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Foreign Securities

The Portfolios may invest in equity securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other securities representing interests in securities of foreign companies (collectively, “Depositary Receipts”) that are described below. Some Portfolios may invest in foreign branches of commercial banks and foreign banks. See the “Banking Industry and Savings Industry Obligations” discussion in this SAI for further description of these securities.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets.  Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.  There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States.  A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.  In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  A number of emerging market countries restrict, to varying degrees, foreign investment in securities.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries.  A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.  There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that a Portfolio’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Forward Currency Contracts

Certain Portfolios may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

A Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates.  A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar.  Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Julius Baer Foreign Portfolio, PIMCO Core Bond Portfolio and PIMCO High Yield Portfolio may enter into forward currency exchange contracts for hedging and non-hedging purposes.  In addition, each Portfolio may enter into forward contracts for “cross hedging” purposes, e.g., the purchase or sale of a forward contract on one type of currency as a hedge against adverse fluctuation in the value of a second type of currency.  The Portfolios may also use foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.  The Portfolios may enter into forward foreign currency contracts for the purchase or sale of a security denominationed in or exposed to a foreign currency.  The Portfolios may desire to “lock in” the U.S. dollar price of the security.

Alternatively, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio’s securities denominated in or exposed to such foreign currency.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

The Portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio’s securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets.  At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract.  Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts are not traded on regulated commodities exchanges.  There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time.  In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction.  The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

Options on Foreign Currencies

A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.

In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a “surrogate” currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies.  A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency’s exchange rate movements parallel that of the primary currency.  Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

A Portfolio uses foreign currency options separately or in combination to control currency volatility.  Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or “strike”) prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received.  A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio’s position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

Options on Swap Agreements

The Portfolios may enter into options on swap agreements (“swap options”).  A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date.  A Portfolio intends to use these transactions as hedges and not as speculative investments.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Whether a Portfolio’s use of swap options will be successful in furthering its investment objective of total return will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

Passive Foreign Investment Companies (“PFICs”)

The Portfolios may invest in PFICs.  Some foreign countries limit or prohibit all direct foreign investment in the securities of their companies.  However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities.  The Portfolios are subject to certain percentage limits under the 1940

Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Portfolio’s assets may be invested in such securities.

Sovereign Debt

The Portfolios may invest in sovereign debt securities issued by governments of foreign countries.  The sovereign debt in which the Portfolios may invest may be rated below investment grade.  These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt.  A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt.  Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which a Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities.  A Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any.  Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which a Portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements.  Further, in the event of a default by a governmental entity, a Portfolio may have few or no effective legal remedies for collecting on such debt.

Stock Purchase Rights

The Portfolios may also invest in stock purchase rights.  Stock purchase rights are instruments, frequently distributed to an issuer’s shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution.  The rights do not carry with them the right to dividends or to vote and may or may not be transferable.  Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer’s current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments.  In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.

OTHER INVESTMENT PRACTICES AND RISKS

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio’s net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio’s shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse repurchase agreements will be included as borrowing.  Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio’s borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Portfolio’s obligations under the when-issued or delayed delivery arrangement.

Exchange-Traded Funds (“ETFs”)

An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment.  ETFs are passively managed and traded similar to a publicly traded company.  Similarly, the risks and costs are similar to that of a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  Because ETFs trade on an exchange, they may not trade at net asset value.  Sometimes, the prices of ETFs may vary significantly from the net asset value of the ETF’s underlying indices.  Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash.  Additionally, when a Portfolio invests in ETFs, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

Foreign Currency Warrants

Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or the Euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The IPO price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Hard Asset Securities

The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets.  In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset.  In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are trust-issued receipts that represent a Portfolio’s beneficial ownership of a specific group of stocks.  HOLDRs involve risks similar to the risks of investing in common stock.  For example, a Portfolio’s investments will decline in value if the underlying stocks decline in value.  Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition.  Because of the nature of these securities, a considerable period of time may elapse between a Portfolio’s decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline.  Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.

Initial Public Offerings (“IPOs”)

The Portfolios may, consistent with their investment policies, invest in IPOs.  Initial Public Offerings (“IPOs”) occur when the company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolios’ Adviser or Sub-Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios’ shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Portfolios’ performance when the Portfolios’ asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios’ returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios’ assets as it increases in size and, therefore, have a more limited effect on the Portfolios’ performance.

There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

Internet and Internet-Related Companies

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development.  As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies.  Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful.  In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries.  Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies.  Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses.  Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

Risk Considerations Regarding the Internet Industry

Investors should carefully consider the risks of companies in the Internet industry and related industries when making an investment decision. The value of the Portfolio’s shares will fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 recently have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of firm and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business, results of operations and financial condition.

iShares MSCI Index Shares

The Portfolios may also invest in iShares MSCI Index Shares (“iShares”) (formerly known as World Equity Benchmark Shares (“WEBS”). WEBS were a form of exchange-traded fund traded on the AMEX.  They were re-named iShares MSCI Index Shares on March 15, 2000.  iShares track the performance of several international equity indices.  Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index.  The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset value of their underlying indices and supply and demand of iShares on the AMEX.  To date, iShares have traded at relatively modest discounts and premiums to their net asset values.  However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Portfolio’s shares could also be substantially and adversely affected.  If such disruptions were to occur, the Portfolio could be required to reconsider the use of iShares as part of its investment strategy.  (See “Exchange Traded Funds”).

Lending Portfolio Securities

For the purpose of realizing additional income, the Portfolios may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply).  Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio’s investment program.  While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.  The Portfolio has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets.  The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote.  The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.

Loans will not be made unless, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk.

Master Limited Partnerships (“MLPs”)

The Portfolios may invest in MLPs. Certain companies are organized as MLPs in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. The risks of investing in a MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries.

Other Investment Companies

The Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder.  International Growth Opportunities Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies.  T. Rowe Price Equity Income and T. Rowe Price Capital Appreciation may, however, invest in shares of the T. Rowe Price Reserve Investment and Government Reserve Investment Funds and Janus Contrarian may invest in shares of Janus’ Money Market Funds, each pursuant to the receipt of an SEC exemptive order.

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them.  Examples include face-amount certificate companies, unit investment trusts and management companies.  When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies’ fees and expenses.

Performance Indexed Paper

Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Principal Exchange Rate Linked Securities

Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code.  A Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Risks Associated with the Real Estate Industry

Although a Portfolio that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

•	possible declines in the value of real estate;
•	adverse general or local economic conditions;
•	possible lack of availability of mortgage funds;
•	overbuilding;
•	extended vacancies of properties;
•	increases in competition, property taxes and operating expenses;
•	changes in zoning or applicable tax law;
•	costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;
•	casualty or condemnation losses;
•	uninsured damages from floods, earthquakes or other natural disasters;
•	limitations on and variations in rents; and
•	unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended.  REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act.  Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

Repurchase Agreements

The Portfolios may invest in repurchase agreements.  The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security.  This results in a fixed rate of return protected from market fluctuations during the period of the agreement.  This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The Sub-Adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio.  The Sub-Adviser, in accordance with procedures established by the Board, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed thtat Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.  If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline.  A Portfolio also might incur disposition costs in connection with liquidating the securities.

Restricted Securities

Each Portfolio may also purchase securities that are not registered under the 1933 Act (“restricted securities”), including those that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act (“Rule 144A securities”). The Board, based upon information and recommendations provided by the Sub-Adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board has adopted guidelines and has delegated to the Sub-Adviser the daily function of determining and monitoring the liquidity of Rule 144A securities.  The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations.  This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio.  Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolios’ inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of Qualified Institutional Buyers (“QIBs”).  Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s).  Once the issuer registers the security, it can be traded freely without any legal constrains.  Other Rule 144A securities do not have registration rights attached when first issued.  As such, these securities can only be bought from and sold to QIBs.  Nonetheless, a small market exists for trading Rule 144A securities.  The Portfolio may not be able to sell these securities when the Sub-Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price.  A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.  A Portfolio typically will segregate assets determined to be liquid by the Sub-Adviser to cover its obligations under reverse repurchase agreements.  Under the 1940 Act, reverse repurchase agreements for which assets are not segregated are described above and may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio.  See “Borrowing” for further information on these limits.  The use of reverse repurchase agreements by a Portfolio creates leverage, which increases a Portfolio’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

Risk Arbitrage Securities and Distressed Companies

A merger, tender or exchange offer, or other corporate restructuring proposed at the time a portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Short Sales

A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price.  A Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Sub-Adviser believes that a decline in the price of a particular security or group of securities is likely.

The Portfolio’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker.  A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box

A short sale “against the box” is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security.  A Portfolio would enter into such a transaction to defer a gain or loss for federal income tax purposes on the security owned by the Portfolio.  Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

Small Companies

The Portfolios may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold the security.  It is possible that the Sub-Adviser or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.

Standard & Poor’s Depositary Receipts

The Portfolios may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Composite  Stock Price Index.  The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs.  The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Composite Stock Price Index.

Strategic Transactions

Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this SAI, certain of the Portfolios may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns.  Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC.  Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions.  The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Sub-Adviser’s ability to predict, which cannot be assured, pertinent market movements.  The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

Special Situations Companies

A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Temporary Defensive Investments

For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment grade fixed-income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements.  PIMCO Core Bond and PIMCO High Yield may hold an unlimited amount of such investments consistent with its objectives.  Under normal circumstances, each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectuses and this SAI will apply at the time of investment.  A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

Unseasoned Companies

The Portfolios may invest in companies (including predecessors) which have been in operation for less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio’s outstanding voting securities of that Portfolio, defined by the 1940 Act as the lesser of: (i) 67% or more of that Portfolio’s voting securities present at a shareholders’ meeting if the holders of more than 50% of that Portfolio’s outstanding voting securities are present in person or by proxy, or (ii) more than 50% of that Portfolio’s outstanding voting securities. Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the Portfolio’s name. The investment objectives and all other investment policies or practices of the Portfolios are considered by the Trust to be non-fundamental and accordingly may be changed without shareholder approval.  All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a Portfolio.

AllianceBernstein Mid Cap Growth

As a matter of fundamental policy, the Portfolio may not:

1.             issue any class of securities which is senior to the Portfolio shares of beneficial interest, except that the Portfolio may borrow money to the extent contemplated by Restriction 3 below;

2.             purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose);

3.             borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

4.             underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act, as amended, in the disposition of restricted securities;

5.             as to 75% of the Portfolio total assets, purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if as a result: (i) more than 5% of the Portfolio total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio total assets (taken at current value) would be invested in a single industry;

6.             invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of the Sub-Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; and

7.             make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans.

BlackRock Inflation Protected Bond

As a matter of fundamental policy, the Portfolio may not:

1.             purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.             borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

3.             make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

4.             underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

5.             purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

6.             issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

7.             purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

Global Resources, Limited Maturity Bond, Liquid Assets, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, Templeton Global Growth, Van Kampen Real Estate, Van Kampen Growth and Income and Wells Fargo Disciplined Value

As a matter of fundamental policy, each Portfolio may not:

1.             invest in a security if, with respect to 75% of its total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, except that this restriction does not apply to Global Resources or Van Kampen Real Estate;

2.             invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities, except that restriction does not apply to Global Resources or Van Kampen Real Estate;

3.             invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply: (a) to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto), (b) with respect to Liquid Assets, to securities or obligations issued by U.S. banks, (c) with respect to Templeton Global Growth to securities issued or guaranteed by foreign governments or any political subdivisions thereof, authorities, agencies, or instrumentalities (or repurchase agreements with respect thereto); and (d) to the Van Kampen Real Estate, which will normally invest more than 25% of its total assets in securities of issuers in the real estate industry and related industries, or to the Global Resources, which will normally invest more than 25% of its total assets in the group of industries engaged in hard assets activities, provided that such concentration for these two Portfolios is permitted under tax law requirements for regulated investment companies that are investment vehicles for variable contracts;

4.             purchase or sell real estate, except that a Portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests;

5.             purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a Portfolio engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction, and except that Global Resources may, consistent with its investment objective and subject to the restrictions described in the Prospectus and in the SAI, purchase securities on margin;

6.             lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies:

a.             invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

b.             enter into repurchase agreements; and

c.             lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board;

7.             issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with that Portfolio’s borrowing policies, and except, for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

8.             act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under the federal securities laws;

9.             with respect to Global Resources, Limited Maturity Bond, Liquid Assets, T. Rowe Price Capital Appreciation,        T. Rowe Price Equity Income and Van Kampen Real Estate, make short sales of securities, except short sales against the box, and except that this restriction shall not apply to the Global Resources, which may engage in short sales within the limitations described in the SAI;

10.           borrow money or pledge, mortgage, or hypothecate its assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward currency contracts as described in the Prospectus and in the SAI.  (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a “when-issued” or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts will not be deemed to be pledges of a Portfolio’s assets);

11.           with respect to the Global Resources, Limited Maturity Bond, Liquid Assets, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income and Van Kampen Real Estate, invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Sub-Adviser are illiquid if, as a result of such investment, more than 10% of the total assets of the Portfolio, or, for Templeton Global Growth, Van Kampen Growth and Income and Wells Fargo Disciplined Value, more than 15% of the total assets of the Portfolio (taken at market value at the time of such  investment), would be invested in such securities;

12.           purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except:

•              any Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and on options on such futures contracts;

•              T. Rowe Price Equity Income may engage in futures contracts on gold; and

•              this restriction shall not apply to Global Resources and Templeton Global Growth.

13.           with respect to all Portfolios except Templeton Global Growth, invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities, and except that any Portfolio may engage in transactions in options, futures contracts, and options on futures.

Capital Guardian U.S. Equities

As a matter of fundamental policy, the Portfolio may not:

1.             issue senior securities, except to the extent that the borrowing of money in accordance with restriction (2) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security);

2.             invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. government securities and obligations of domestic branches of U.S. banks and savings and loan associations.  For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry;

3.             purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio’s total assets to be invested in the securities of any one issuer (excluding U. S. government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio’s total assets may be invested without regard to these restrictions;

4.             borrow money, except that the portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio’s total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions;

5.             underwrite securities of other issuers except insofar as the Portfolio may be considered an underwriter under the 1933 Act in selling portfolio securities;

6.             purchase or sell real estate, except that the Portfolio may invest in securities issued by companies which invest in real estate or interests therein and may invest in mortgages and mortgage-backed securities; and

7.             purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

Disciplined Small Cap Value

As a matter of fundamental policy, the Portfolio may not:

1.             purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.             purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.             borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.             make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.             underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.             purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.             issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

8.             purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts; or

Evergreen Health Sciences

As a matter of fundamental policy, the Portfolio may not:

1.             issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.             borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.             act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.             purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

5.             purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.             make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements; (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.             make any investment that is inconsistent with its classification as a non-diversified investment company as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8.             “concentrate” its investments in a particular industry, except that the Portfolio may invest more than 25% of its assets in securities issued by companies principally engaged in the healthcare industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii)), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

Evergreen Omega

As a matter of fundamental policy, the Portfolio may not:

1.             issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.             borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.             act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.             purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

5.             purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.             make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.             be a “diversified company” as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8.             “concentrate” its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities, or (iii) repurchase agreements (collateralized by the instruments described in clause (ii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents, and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In addition, for Evergreen Health Sciences and Evergreen Omega Portfolios, if the Portfolio’s holdings of illiquid securities exceeds 15% because of changes in the value of a Portfolio’s investments, a Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio. Otherwise, a Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

FMRSM Diversified Mid Cap,  Janus Contrarian and Legg Mason Value

As a matter of fundamental policy, each Portfolio may not:

1.             with respect to 75% of each Portfolio’s total assets (50% of Janus Contrarian’s total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2.             issue senior securities, except as permitted under the 1940 Act;

3.             borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed)

less liabilities (other than borrowings).  Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

4.             underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies;

5.             purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio’s total assets would be invested in companies whose principal business activities are in the same industry;

6.             purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7.             purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8.             lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

Franklin Income

As a matter of fundamental policy, the Portfolio may not:

1.             purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.             purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.             borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.             make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.             underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.             purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.             issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.             purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

Franklin Mutual Share

As a matter of fundamental policy, the Portfolio may not:

1.             purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.             purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.             borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.             make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.             underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.             purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.             issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.             purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

Global Real Estate

As a matter of fundamental policy, the Portfolio may not:

1.             purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio and (c) the Portfolio will invest more than 25% of its total assets in the real estate industry;

2.             borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

3.             make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

4.             underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

5.             purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

6.             issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any  exemptive relief obtained by the Portfolio; or

7.             purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but  this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

Global Real Estate Portfolio is a non-diversified fund.  The Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer.  The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company.

Global Real Estate Portfolio will only purchase fixed-income securities that are rated investment grade, i.e., rated at least BBB by S&P or Baa by Moody’s, or have an equivalent rating from another Nationally Recognized Statistical Rating Organization (“NRSRO”), or if unrated, are determined to be of comparable quality by the Sub-Adviser.  Money market securities, certificates of deposit, banker’s acceptance and commercial paper purchased by the Portfolio must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Portfolio’s Sub-Adviser.

Goldman Sachs Commodity Strategy

As a matter of fundamental policy, the Portfolio may not:

1.             borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

2.             make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

3.             underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

4.             purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

5.             issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

6.             purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

Multi-Manager International Small Cap

As a matter of fundamental policy, the Portfolio may not:

1.             purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.             purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.             borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.             make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.             underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.             purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.             issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.             purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

Pioneer Equity Income

As a matter of fundamental policy, the Portfolio may not:

1.             purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.             purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.             borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.             make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.             underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.             purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.             issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.             purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

International Growth Opportunities, JPMorgan Small Cap Core Equity, Julius Baer Foreign, BlackRock Large Cap Growth, BlackRock Large Cap Value, Van Kampen Capital Growth and Van Kampen Global Franchise

As a matter of fundamental policy, each Portfolio may not:

1.             with respect to 75% of each Portfolio’s total assets (50% of Van Kampen Global Franchise Portfolios’ total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2.             issue senior securities, except as permitted under the 1940 Act;

3.             borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.  In addition, the

Global Technology, Van Kampen Global Franchise and Van Kampen CapitalGrowth may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, purchase securities on margin to the extent permitted by applicable law, and engage in transactions in mortgage dollar rolls which are accounted for as financings;

4.             underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies;

5.             purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio’s total assets would be invested in companies whose principal business activities are in the same industry;

6.             purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7.             purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8.             lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

JPMorgan Emerging Markets Equity

As a matter of fundamental policy, the Portfolio may not:

1.             with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

2.             make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan;

3.             borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Portfolio that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Portfolio may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets;

4.             mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions;

5.             except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities);

6.             buy or sell real estate or commodities or commodity contracts; however, the Portfolio, to the extent not otherwise prohibited in the Prospectus or this SAI, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this SAI;

7.             invest in securities of other investment companies, except to the extent permitted by the 1940 Act and discussed in the Prospectus or this SAI, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets;

8.             invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

9.             issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions; and

10.           invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Portfolio’s total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Pioneer Fund and Pioneer Mid Cap Value

As a matter of fundamental policy, each Portfolio may not:

1.             with respect to 75% of the Portfolio’s (except MFS Utilities) total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2.             concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to a Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collaterized by securities issued by the U.S. government, its agencies or instrumentalities), except for MFS Utilities which may concentrate its investment in companies in the utilities sector;

3.             borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations,  interpretations and any orders obtained thereunder;

4.             make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.             act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Portfolio for its portfolio, a Portfolio may be deemed to be an underwriter under applicable law;

6.             purchase or sell real estate, except that a Portfolio may (i) acquire or lease office space for its own use, (ii)  invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

7.             issue any senior security (as defined in the 1940 Act), except that (i) a Portfolio may enter into commitments to purchase securities in accordance with a Portfolio’s investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or

8.             purchase physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other  instruments backed by physical commodities).

Lord Abbett Affiliated

As a matter of fundamental policy, the Portfolio may not:

1.             purchase any securities of another issuer (other than the United States of America) if upon said purchase more than 5% of its net assets would consist of securities of such issuer, or purchase more than 15% of any class of securities of such issuer;

2.             borrow money, except (i) in order to meet redemption requests or (ii) as a temporary measure for extraordinary or emergency purposes and, in the case of both (i) and (ii), only from banks and only in an aggregate amount not to exceed 5% of its total assets taken at cost or value, whichever is less, or mortgage or pledge any of its assets and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

3.             lend its funds or other assets to any other person other than through the purchase of liquid debt securities pursuant to the Portfolio’s investment policies, except that (a) the Portfolio may lend its portfolio securities in an amount up to 33 1/3% of its total assets, provided that the borrower may not be affiliated, directly or indirectly, with the Portfolio and (b) the Portfolio may enter into repurchase agreements in an amount up to an aggregate of 25% of its total assets;

4.             invest in the securities of issuers which have been in operation for less than three years if such purchase at the time thereof would cause more than 5% of the net assets of the Portfolio to be so invested;

5.             purchase any securities on margin (except that the Portfolio may make deposits in connection with transactions in options on securities), make any so-called “short” sales of securities or participate in any joint or joint and several trading accounts;

6.             act as underwriter of securities of other issuers;

7.             purchase the securities of another investment company or investment trust except in the open market where no profit to a sponsor or dealer, other than the customary broker’s commission, results from such purchase (but the aggregate of such investments shall not be in excess of 10% of the net assets of the Portfolio), or except when such purchase is part of a plan of merger or consolidation;

8.             buy securities from, or sell securities to, any of its officers, directors, employees, investment adviser or distributor, as principals;

9.             purchase or retain any securities of an issuer if one or more persons affiliated with the Portfolio owns beneficially more than ½ of 1% of the outstanding securities of such issuer and such affiliated persons so owning ½ of 1% together own beneficially more than 5% of such securities;

10.           purchase real estate (not including investments in securities issued by real estate investment trusts) or commodities or commodity contracts, provided that the Portfolio may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency transactions and buy, sell and write options on currencies; or

11.           issue senior securities except as may be permitted by the 1940 Act.

Marsico Growth

As a matter of fundamental policy, the Portfolio may not:

1.             purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by the Portfolio investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere this SAI;

2.             purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

3.             make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement (the short sale restriction is non-fundamental);

4.             with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

5.             mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

6.             make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

7.             borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of 5% of the Portfolio total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

8.             underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act, as amended, in the disposition of restricted securities;

9.             invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

10.           issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

11.           own, directly or indirectly, more than 25% of the voting securities of any one issuer or affiliated person of the issuer; and

12.           purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction.

MFS Total Return

As a matter of fundamental policy, the Portfolio may not:

1.             with respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio’s total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer;

2.             invest more than 25% of the value of the Portfolio’s total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

3.             borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings) ;

4.             make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

5.             purchase or sell any commodity contract, except that each Portfolio may purchase and sell futures contracts based on debt securities, indices of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indices, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.) The MFS Total Return reserve the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The  MFS Total Return will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for options, futures contracts, options on futures contracts and forward contracts);

6.             underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act, as amended, in the disposition of restricted securities;

7.             purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in the real estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage; and

8.             issue any class of securities which is senior to a Portfolio shares of beneficial interest except as permitted under the 1940 Act or by order of the SEC.

Oppenheimer Main Street® and PIMCO Core Bond

As a matter of fundamental policy, each Portfolio may not:

1.             With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio’s total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer;

2.             Invest more than 25% of the value of the Portfolio’s total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

3.             Borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings), except PIMCO Core Bond  may also borrow to enhance income;

4.             Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

5.             Purchase or sell any commodity contract, except that each Portfolio may purchase and sell futures contracts based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.) The Oppenheimer Main Street® and MFS Total Return reserve the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The Oppenheimer Main Street®and MFS Total Return will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for options, futures contracts, options on futures contracts and forward contracts);

6.             Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

7.             Purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in the real estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage; and

8.             Issue any class of securities which is senior to a Portfolio shares of beneficial interest except as permitted under the Investment Company Act of 1940 or by order of the SEC.

PIMCO High Yield

As a matter of fundamental policy, the Portfolio may not:

1.             with respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of value of the Portfolio’s total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer;

2.             issue senior securities, except as permitted under the 1940 Act;

3.             invest more than 25% of the value of the Portfolio’s total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

4.             borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings);

5.             make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of the debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

6.             purchase or sell any commodity contract, except that the Portfolio may purchase and sell futures based on debt securities, indices of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indices, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.);

7.             underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act, as amended, in the disposition of restricted securities;

8.             purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in real estate industry and participation interests.

Stock Index

As a matter of fundamental policy, the Portfolio may not:

1.             with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2.             issue senior securities, except as permitted under the 1940 Act;

3.             borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

4.             underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies;

5.             purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio’s total assets would be invested in companies whose principal business activities are in the same industry;

6.             purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7.             purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8.             lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

VP Index Plus International Equity

As a matter of fundamental policy, the Portfolio:

1.             shall be a “diversified company” as that term is defined in the 1940 Act;

2.             may not “concentrate” its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to the Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. government, its agencies or instrumentalities);

3.             may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

4.             may not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making loans;

5.             may not act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Portfolio for its portfolio, the Portfolio may be deemed to be an underwriter under the applicable law;

6.             may not purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.             may not issue any senior security (as defined in the 1940 Act), except that (i) the Portfolio may enter into commitments to purchase securities in accordance with the Portfolio’s investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) the Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and

8.             may not purchase physical commodities or contracts relating to physical commodities.

Wells Fargo Small Cap Disciplined

As a matter of fundamental policy, the Portfolio may not:

1.             purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.             purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.             borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.             make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.             underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.             purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.             issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.             purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

For all the Portfolios, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by a Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).  Otherwise the Portfolio may continue to hold a security even though it causes the Portfolio toexceed a percentage limitation because of fluctuation in the cvalue of the Portfolio’s assets.

With respect to each Portfolio’s concentration policy, industry classifications are in accordance with Global Industrial Classification (“GICs”) Standard Industrial Classification (“SIC”) Codes.  Industry classifications may be changed at any time to reflect changes in the market place.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

AllianceBernstein Mid Cap Growth

The Portfolio:

1.             may not invest in warrants (other than warrants acquired by the Portfolio as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Portfolio net assets, provided that not more than 2% of the Portfolio net assets may be invested in warrants not listed on the New York or American Stock Exchanges;

2.             may not purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions;

3.             may not purchase securities restricted as to resale if, as a result, (i) more than 10% of the Portfolio total assets would be invested in such securities, or (ii) more than 5% of the Portfolio total assets (excluding any securities eligible for resale under Rule 144A securities) would be invested in such securities;

4.             may not invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b), and (c) above;

5.             may not invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition;

6.             may not invest in real estate limited partnerships;

7.             may not purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old;

8.             may not purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.);

9.             may not make investments for the purpose of exercising control or management;

10.           may not invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the common stocks of companies that invest in or sponsor such programs;

11.           may not acquire more than 10% of the voting securities of any issuer;

12.           may not invest more than 15%, in the aggregate, of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years continuous operation and securities restricted as to resale (including any securities eligible for resale under Rule 144A securities); or

13.           may not purchase or sell puts, calls, straddles, spreads, or any combination thereof, if, as a result, the aggregate amount of premiums paid or received by the Portfolio in respect of any such transactions then outstanding would exceed 5% of its total assets.

14.           will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

15.           will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

16.           will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative).

17.           may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  A Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines.

18.           may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Van Kampen Growth and Income

The Portfolio:

1.             may not make short sales of securities, except short sales against the box; or

2.             may not invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Sub-Adviser are illiquid if, as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities; and

3.             may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines.

Capital Guardian U.S. Equities

The Portfolio:

1.             may not lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money;

2.             may not lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities;

3.             may not knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

4.             may not sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin;

5.             may not write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions;

6.             may not purchase securities for the purpose of exercising control or management;

7.             may not purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio’s total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio’s total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;

For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by “Exemptive Issuers.” Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a) (32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies; and

8.             may not pledge, hypothecate, mortgage or transfer (except as provided in restriction (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio’s total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.  If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of a portfolio’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.

9.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

10.           will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

11.           will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that a Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

12.           may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  A Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

13.           may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Evergreen Health Sciences

The Portfolio:

1.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

2.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

3.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

4.             may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

5.             may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Evergreen Omega

The Portfolio:

1.             may not make short sales;

2.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

3.             may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

4.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative).

FMRSM Diversified Mid Cap

The Portfolio:

1.             does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.             does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.             may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment (3);

4.             does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5.             does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio’s net assets) to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements.);

6.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

7.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

8.             will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the Portfolio’s total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (c) if, as a result, the Portfolio’s total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (d) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio’s total assets.  These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps;

9.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

10.           may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

11.           may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

With respect to Limitation (4), if through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

Janus Contrarian

The Portfolio:

1.             does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.             does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.             may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment (3);

4.             does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5.             does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio’s net assets) to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements.);

6.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

7.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income; and

8.             may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

With respect to Limitation (4), if through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

Legg Mason Value

The Portfolio:

1.             does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.             does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.             may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment (3);

4.             does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued; and

5.             does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio’s net assets) to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

With respect to Limitation (4), if through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

Global Real Estate

The Portfolio:

1.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

2.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

3.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of a Portfolio’s return (positive or negative);

4.             may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

5.             may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Global Resources

The Portfolio:

1.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

2.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

3.             may invest up to 35% of its net assets in securities of issuers located in South Africa.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

4.             may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

BlackRock Large Cap Growth, BlackRock Large Cap Value,  JPMorgan Small Cap Core Equity and Van Kampen Capital Growth

Each Portfolio:

1.             does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.             does not currently intend to purchase securities on margin, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.             may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment restriction) and only to the extent that the value of the Portfolio’s total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings; and provided further that with respect to JPMorgan Small Cap Core Equity and Van Kampen Capital Growth the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio’s total assets at the time of borrowing;

4.             does not currently intend to purchase any security if, as a result, more than 15% of its respective net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5.             does not currently intend to lend assets other than securities to other parties, except by (a) lending money to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements.);

6.             may purchase or write options on securities only if (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by a Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio’s respective net assets would be hedged, and (iv) not more than 25% of the Portfolio’s respective net assets are used as cover for options written by the Portfolio;

7.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its respective net assets in such synthetic securities and other illiquid securities;

8.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

9.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that a Portfolio’s investment in Hybrid Instruments will account for more than 10% of a Portfolio’s return (positive or negative);

10.           may have no more than 25% of their respective total assets invested in securities of issuers located in any one emerging market country.  A Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

11.           may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

With respect to non-fundamental investment restriction (4) if through a change in values, net assets, or other circumstances, the Portfolios were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

International Growth Opportunities

The Portfolio:

1.             does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.             does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.             may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment restriction) and only to the extent that the value of the Portfolio’s total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings; and provided further that the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio’s total assets at the time of borrowing;

4.             does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5.             does not currently intend to lend assets other than securities to other parties, except by (a) lending money to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements.);

6.             may purchase or write options on securities only if (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by the Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio’s net assets would be hedged, and (iv) not more than 25% of the Portfolio’s net assets are used as cover for options written by the Portfolio;

7.             will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the adviser or sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies and adequate debt service reserve funds;

8.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

9.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

10.           will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

11.           may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

12.           may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

With respect to non-fundamental investment restriction (4) if through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

Julius Baer Foreign

The Portfolio:

1.             does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.             does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.             may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment restriction) and only to the extent that the value of the Portfolio’s total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings; and provided further that the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio’s total assets at the time of borrowing;

4.             does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5.             does not currently intend to lend assets other than securities to other parties, except by (a) lending money to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements.);

6.             may purchase or write options on securities only if (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by the Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio’s net assets would be hedged, and (iv) not more than 25% of the Portfolio’s net assets are used as cover for options written by the Portfolio;

7.             may invest up to 25% of its total asset in futures, options and swaps for hedging and non-hedging purposes;

8.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

9.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

10.           may invest up to 5% of its net assets in gold and other precious metals;

11.           will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

12.           may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

13.           may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

With respect to non-fundamental investment restriction (4) if through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

JPMorgan Emerging Markets Equity

The Portfolio:

1.             may not invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and OTC Options (and securities underlying such options) purchased by a Portfolio;

2.             may not invest in any issuer for purposes of exercising control or management of the issuer;

3.             may not except as described in the Prospectus and this SAI, acquire or dispose of put, call, straddle or spread options subject to the following conditions:

a.             such options are written by other persons, and

b.             the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Portfolio’s total assets;

4.             may not, except as described in the Prospectus and this SAI, engage in short sales of securities; and

a.             Purchase more than 10% of the outstanding voting securities of any one issuer;

5.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

6.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

7.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative); and

8.             may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

JPMorgan Value Opportunities

The Portfolio:

1.             may not make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

2.             may not purchase any securities subject to legal or contractual restrictions on the resale thereof, or purchase securities which are not readily marketable, or enter into repurchase agreements not terminable within seven business days, if such purchase or entering into a repurchase agreement would cause more than 10% of the value of its total assets to be invested in such securities and such repurchase agreements;

3.             may not invest its assets in securities of other open-end investment companies, except as permitted under the 1940 Act or any order pursuant thereto;

4.             may not pledge, mortgage or hypothecate its assets except, to secure borrowings permitted by subparagraph (1) above, it may pledge securities having a value at the time of pledge not exceeding 15% of the cost of its total assets;

5.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

6.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

7.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

8.             may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines and

9.             may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Limited Maturity Bond

The Portfolio:

1.             may only invest in non-government securities rated Baa3 or better by Moody’s or BBB or better by S&P or, if not rated, determined to be of comparable quality;

2.             invests in money market securities must be rated in the two highest categories by Moody’s or S&P or, if not rated, determined to be of comparable quality;

3.             will not invest more than 10% of total assets in foreign government securities;

4.             will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

5.             may not borrow more than 10% of the value of its total assets (25% for temporary purposes) (excluding (i) reverse repurchase agreements, (ii) options, futures, options on futures and forward currency contracts, and (iii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

6.             may not invest more than 10% of its net assets in illiquid securities (including repurchase agreements and fixed-time deposits subject to withdrawing penalties maturing in more than 7 days);

7.             will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI;

8.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

9.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

10.           will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

11.           may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

12.           may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Liquid Assets

The Portfolio:

1.             will not invest in securities rated below the two highest ratings categories;

2.             will invest 95% of the investments that, at the time of purchase, are rated in the highest short-term ratings category, or if unrated, determined to be of comparable quality;

3.             with respect to 100% of total assets, the Portfolio will not invest more than (i) 5% of such assets in securities of any one issuer (except U.S. government securities), (ii) 10% of such assets subject to demand features or guarantees from a single institution (with respect to 75% of total assets), or (iii) purchase more than 10% of the outstanding voting securities of any one issuer;

4.             will not invest in more than the greater of 1% of total assets or $1,000,000 in securities of any one issuer that are rated in the second highest ratings category (excluding U.S. government securities);

5.             will not invest in obligations issued or guaranteed by a foreign government (or its agencies or instrumentalities) or by supranational organization that is rated below A by S&P or Moody’s;

6.             will not have more than 25% of its net assets invested in securities of issuers located in any one emerging market;

7.             will not borrow more than 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, and (ii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

8.             will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI;

9.             will not invest more than 10% of its net assets in fixed time deposits; and

10.           will not limit its investments in foreign bank obligations to U.S. dollar-denominated obligations.

Lord Abbett Affiliated

The Portfolio:

1.             may not invest in warrants (other than warrants acquired by Lord Abbett Affiliated as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of Lord Abbett Affiliated’s net assets or if, as a result, more than 2% of Lord Abbett Affiliated’s net assets would be invested in warrants that are not listed on AMEX or New York Stock Exchange;

2.             may not invest in oil, gas and other mineral leases, provided, however, that this shall not prohibit Lord Abbett Affiliated from purchasing publicly traded securities of companies engaging in whole or in part in such activities;

3.             may not purchase or sell real property (including limited partnership interests) except to the extent described in Lord Abbett Affiliated’s fundamental investment restriction number (10); and

4.             may not invest more than 10% of the value of its total assets in illiquid securities.

Marsico Growth

The Portfolio:

1.             does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.             does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.             may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment restriction) and only to the extent that the value of the Portfolio’s total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings;

4.             does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5.             does not currently intend to lend assets other than securities to other parties, except by (a) lending money to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements.);

6.             may purchase or write options on securities only if (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by the Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio’s net assets would be hedged, and (iv) not more than 25% of the Portfolio’s net assets are used as cover for options written by the Portfolio; and

7.             may not invest, in the aggregate, more than 15% of its net assets in illiquid securities.

With respect to non-fundamental investment restriction (4) if through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

Marsico International Opportunities

The Portfolio:

1.             will not enter into any futures contracts if the aggregate amount of the Portfolio’s commitments under outstanding futures contracts positions would exceed the market value of its total assets;

2.             does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration thereof, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short;

3.             does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;

4.             may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio’s net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts;

5.             does not currently intend to purchase any securities or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.  The Trustees, or the Portfolio’s investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A securities, as amended, or any successor to such rule, and Section 4(2) commercial paper. Accordingly, such securities may not be subject to the foregoing limitation.  In addition, a foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not subject to this limitation; and

6.             may not invest in companies for the purpose of exercising control of management.

MFS Total Return and Oppenheimer Main Street®

A Portfolio:

1.             may not invest more than 15% (10% with respect to the Oppenheimer Main Street®) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

2.             may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements; and

3.             may not make investments for the purpose of gaining control of a company’s management.

MFS Utilities

The Portfolio:

1.             may not invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Portfolio’s net assets (taken at market value) would be invested in such securities.  Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Portfolio’s limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act but are determined to be liquid by the Board (or its delegatee) will not be subject to this 15% limitation;

2.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

3.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

4.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is ossible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

5.             may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

6.             may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Except for investment restriction number (1) and the Portfolio’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.  In the event the investments exceed the percentage specified in the Portfolio’s non-fundamental policy on illiquid investments, the Portfolio will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

PIMCO Core Bond

The Portfolio:

1.             may not invest more than 15% of the net assets of the Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

2.             may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

3.             may not make investments for the purpose of gaining control of a company’s management;

4.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

5.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

6.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

7.             may not have more than 10% of its total assets invested in securities of issuers located in emerging market companies.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines and

8.             may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Unless otherwise indicated, all limitations applicable to the Portfolio investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of the Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio, resulting from market fluctuations or other changes in a

Portfolio’s total assets will not require the Portfolio to dispose of an investment until the Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

PIMCO High Yield

The Portfolio:

1.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

2.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

3.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

4.             may not have more than 10% of its total assets invested in securities of issuers located in emerging market companies.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines;

5.             may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities;

Pioneer Equity Income

The Portfolio:

1.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

2.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

3.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

4.             may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

5.             may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Pioneer Mid Cap Value

The Portfolio:

1.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

2.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

3.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

4.             may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

5.             may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Stock Index

The Portfolio:

1.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

2.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

3.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

4.             may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

5.             may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

T. Rowe Price Equity Income

The Portfolio:

1.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

2.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

3.             may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

4.             may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Templeton Global Growth:

The Portfolio:

1.             may not purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or futures contracts on currencies), except that the Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and in options on such futures contracts;

2.             may not lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money;

3.             may not lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities;

4.             may not knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

5.             may not sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin;

6.             may not write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions;

7.             may not purchase securities for the purpose of exercising control or management;

8.             may not purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio’s total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio’s total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;

For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by “Exemptive Issuers.” Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a) (32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies; and

9.             may not pledge, hypothecate, mortgage or transfer (except as provided in restriction (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio’s total assets and then only to secure borrowings permitted by restriction (3). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

Van Kampen Global Franchise

The Portfolio:

1.             does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.             does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.             may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment restriction) and only to the extent that the value of the Portfolio’s total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings; and provided further that the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio’s total assets at the time of borrowing;

4.             does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5.             does not currently intend to lend assets other than securities to other parties, except by (a) lending money to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.  (This limitation does not apply to purchases of debt securities or to repurchase agreements.); and

6.             may purchase or write options on securities only if (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by the Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio’s net assets would be hedged, and (iv) not more than 25% of the Portfolio’s net assets are used as cover for options written by the Portfolio.

With respect to non-fundamental investment restriction (4) if through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

Van Kampen Real Estate

The Portfolio:

1.             may not make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it and except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time;

2.             may not purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.  The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures contracts, foreign currency futures contracts or related options is not considered the purchase of a security on margin;

3.             may not invest in the securities issued by other investment companies as part of a merger, reorganization or other acquisition, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time;

4.             may not invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York Stock Exchange or AMEX.  Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation;

5.             may not invest in securities of any company if any officer or trustee/director of the Portfolio or of the Adviser owns more than ½ of 1% of the outstanding securities of such company, and such officers and trustees/directors who own more than ½ of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

6.             may not invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities;

7.             may not invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time;

8.             may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets, taken at current value, would be invested in securities that are illiquid by virtue of the absence of a readily available market.  This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A securities which the Board or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to resale, a liquid market exists.  Also excluded from this limitation on restricted securities are securities purchased by the Portfolio of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time;

9.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

10.           will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

11.           will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

12.           may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

13.           may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

Wells Fargo Disciplined Value

The Portfolio:

1.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

2.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

3.             may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

4.             may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

Wells Fargo Small Cap Disciplined

The Portfolio:

1.             will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities;

2.             will manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income;

3.             will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative);

4.             may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines; and

5.             may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities.

For all Portfolios, if a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Board has also adopted the following non-fundamental investment policies for each of the following Portfolios, which may be changed upon 60 days’ prior notice to shareholders.  If, subsequent to an investment, the 80% requirement is no longer met, a Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

AllianceBernstein Mid Cap Growth

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies.  For purposes of this policy, net assets includes any borrowings for investment purposes.

BlackRock Inflation Protected

The Sub-Adviser normally invests at least 80% of the Portfolio’s assets in inflation-indexed bonds of varying maturities, issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

BlackRock Large Cap Growth

The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies.

BlackRock Large Cap Value

The Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies.

Capital Guardian U.S. Equities

The Sub-Adviser seeks to achieve the Portfolio’s investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States.

Disciplined Small Cap Value

The Portfolio invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000® Value Index.

Evergreen Health Sciences

The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from products and services in health care.

FMRSM Diversified Mid Cap

The Sub-Adviser normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations.  For purposes of normally investing at least 80% of the FMRSM Diversified Mid Cap’s assets in securities of companies of medium market capitalizations, the Sub-Adviser intends to measure the capitalization range of the S&P MidCap 400 Index no less frequently than once a month.

Global Real Estate

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry.

Global Resources

Prior to July 16, 2007, the Portfolio normally invested at least 80% of its assets in the equities of producers of commodities or “hard asset” companies.

Effective July 16, 1007, the Portfolio will normally invest at least 80% of its assets in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States.

International Growth Opportunities

Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.

Janus Contrarian

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital.

JPMorgan Emerging Markets Equity

The Portfolio normally invests at least 80% of the value of issuers located in at least three countries with emerging securities markets.

JPMorgan Small Cap Core Equity

Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies.

JPMorgan Value Opportunities

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase.

Julius Baer Foreign

The Portfolio normally invests at least 80% of its assets in international equity securities.

Limited Maturity Bond

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities.

MFS Utilities

The Portfolio invests at least 80% of its net assets in securities of issuers in the utilities industry.

Multi-Manager International Small Cap

Under normal circumstances, the Portfolio will invest at least 80% of its assets in securities of small market capitalization companies.

PIMCO Core Bond

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities.

PIMCO High Yield

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade but rated at least CCC/Caa by Moody’s, Standard & Poor’s, or Fitch, or if unrated, determined by its Sub-Adviser to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment.

Pioneer Equity Income

Normally, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes,

in income-producing equity securities of U.S. issuers.

Pioneer Mid Cap Value

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies.

Stock Index

The Portfolio normally invests at least 80% of its assets in equity securities of companies included in the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) or equity securities of companies that are representative of the S&P 500® Index (including derivatives).

T. Rowe Price Equity Income

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

Van Kampen Capital Growth

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus any borrowings for investment purposes).

Van Kampen Real Estate

The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”).

VP Index Plus International Equity Portfolio

The Portfolio normally invests at least 80% of its assets (plus borrowings for investment purposes) in stocks included in the MSCI EAFE®  Index, exchange-traded funds (“ETFs”) and serivatives (including futures and options) whose economic returns are similar to the MSCI EAFE®  Index or its components.

Wells Fargo Disciplined Value

Prior to July 16, 2007, Portfolio normally invested at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies.

Wells Fargo Small Cap Disciplined

The Portfolio normally invests at least 80% of its assets in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Trust’s Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust.  The Board governs each Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.  As of the date of this SAI, the Trustees are Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Robert Crispin, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Shaun Mathews, Sheryl K. Pressler and Roger B. Vincent.  The Executive Officers of the Trust are Shaun P. Mathews, Michael J. Roland, Stanley D. Vyner, Joseph M. O’Donnell, Todd Modic, Kimberly A. Anderson, Robert Terris, William Evans, Robyn L. Ichilov, Lauren D. Bensinger, Maria M. Anderson, Denise Lewis, Kimberly K. Palmer, Susan P. Kinens, Huey P. Falgout and Theresa K. Kelety.

Set forth in the table on the following page is information about each Trustee of the Trust.

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee
Independent Trustees
Colleen D. Baldwin(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Trustee	November 2007- Present	Consultant (January 2005 to Present). Chief Operating Officer, Ivy Asset Management Group (April 2002 – October 2004). Chief Operating Officer, AIG Global Investment Group (May 1995 – January 2002).	184	None.
John V. Boyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Trustee	January 2005 – Present	Consultant (July 2007 – Present). Formerly, President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – July 2007), and Executive Director, The Mark Twain House & Museum (5) (September 1989 – November 2005).	184	President, Bechtler Arts Foundation (March 2008 – Present)
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	January 2006 – Present	Consultant and President of self-owned company, Ravengate Partners LLC (January 2000 – Present).	184	Wisconsin Energy (June 2006 – Present).
Peter S. Drotch(4) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 66	Trustee	November 2007- Present	Retired partner. PricewaterhouseCoopers.	184

First Marblehead Corporation,(October 2003- Present); BlackRock Funds/State Street Research Funds, Trustee (February 2004 – January 2007); Tufts Health Plan, Director (June 2006 – Present); and University of Connecticut, Trustee (November 2004 – Present)

J. Michael Earley 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	January 1997 – Present	President and Chief Executive Officer, Bankers Trust Company, N.A., Des Moines (June 1992 – Present).	184	Midamerica Financial Corporation (December 2002 – Present).
Patrick W. Kenny 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 65	Trustee	January 2005 –Present	President and Chief Executive Officer, International Insurance Society (June 2001 – Present).	184	Assured Guaranty Ltd. (April 2004 — Present); and Odyssey Reinsurance Holdings (November 2006 — Present).
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 57	Trustee	January 2006 – Present	Consultant (May 2001 – Present).	184

Global Alternative Asset Management, Inc. (October 2007 – Present); Stillwater Mining Company (May 2002 – Present); California HealthCare Foundation (June 1999 – Present); and Romanian-American Enterprise Fund (February 2004 –Present).

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) — During the Past 5 Years	Number of Portfolios in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee
Roger B. Vincent (6) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	January 1994 – Present	President, Springwell Corporation (March 1989 – Present).	184	UGI Corporation (February 2006 – Present); and UGI Utilities, Inc. (February 2006 – Present).

Trustee who are “Interested Persons”:
Robert W. Crispin(4)(7) 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 61	Trustee	November 2007- Present	Retired, Chairman and Chief Executive Officer, ING Investment Management Co. (June 2001 – December 2007).	184

ING Life Insurance and Annuity Company (May 2006 – Present); ING USA Annuity and Life Insurance Company (May 2006 – Present); Midwestern United Life Insurance Company (May 2006 – Present); ReliaStar Life Insurance Company (May 2006 – Present); Security Life of Denver Insurance Company (May 2006 – Present); Belair Insurance Company Inc. (August 2005 – Present); The Nordic Insurance Company of Canada (February 2005-Present); Trafalgar Insurance Company of Canada (February 2006 – Present); ING Novex Insurance Company of Canada (February 2005 – Present); Allianz Insurance Company of Canada (February 2005 – Present); ING Canada Inc. (December 2004 – Present) and ING Foundation (March 2004 – Present).

Shaun P. Mathews(4)(5)(7)(10) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Trustee	November 2007 – Present	President and Chief Executive Officer, ING Investments, LLC (November 2006 – Present), President ING Mutual Funds and Investment Products (November 2004 – November 2006), and Chief Marketing Officer USFS (April 2002 – October 2004)	219

Mark Twain House & Museum (September 2002 – Present); Connecticut Forum (May 2002 – Present); Capital Community College Foundation (February 2002 – Present); ING Services Holding Company, Inc. (May 2000 – Present); Southland Life Insurance Company (June 2002 – Present); and ING Capital Corporation, LLC, ING Funds Distributor(8), LLC, ING Funds Services(9), LLC, ING Investments, LLC and ING Pilgrim Funding, Inc. (March 2006 – Present).

(1)  Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy which states that each duly elected or appointed Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after  (a) the Trustee reaches the age of 70, if that Trustee qualifies for a retirement benefit as discussed in the Board’s retirement policy; or (b) the Trustee reaches the age 72 or has served as a Trustee for 15 years, whichever occurs first, if that Trustee does not qualify for the retirement benefit.  A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year.  An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)  For  the purpose of this table, “ING Fund Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund, ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING International High Dividend Equity Income Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; ING Variable Products Trust, ING Partners, Inc. and ING Infrastructure Development Equity Fund.

(3)  The number of Funds in the Complex is as of  March 31, 2008.

(4)  Ms. Baldwin and Messrs. Crispin, Drotch and Mathews each commenced services as a Trustee on November 28, 2007.

(5)  Mr. Mathews, President of ING USFS Mutual Funds and Investment Products group, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002.  ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.  Mr. Boyer served as the Executive Director of the Mark Twain House & Museum from September 1989 to November 2005.

(6)  Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002.  Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account.  If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income.  It is not known what standards will be set forth in the regulations or rulings.

(7)   Messrs. Crispin and Mathews are deemed an “interested persons” of the Company and the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the adviser, ING Investments, LLC and the Distributor.

(8)  ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(9)  ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before ttat was known as Pilgrim America Group, Inc.

(10) Mr. Mathews is also a director of the following investment companies:  ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc. Therefore, for the purposes of this table with reference to Mr. Mathews, “Fund Complex” includes these investment companies

Information about the Trust’s officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 52	President and Chief Executive Officer	November 2006 – Present

President and Chief Executive Officer, ING Investments, LLC (November 2006 – Present), President ING Mutual Funds and Investment Products (November 2004 – November 2006), and Chief Marketing Officer USFS (April 2002 – October 2004).

Michael J. Roland 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 49	Executive Vice President	March 2003 – Present

Head of Mutual Fund Platform (February 2007 – Present); and Executive Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2001 – Present). Formerly, head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services, LLC(4) (October 2004 – December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC(2), (December 2001 – March 2005).

Stanley D. Vyner 230 Park Avenue New York, NY 10169 Age: 57	Executive Vice President	March 2003 – Present

Executive Vice President, ING Investments, LLC(2) (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present). Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC(2) (August 2000 – January 2003).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 53	Executive Vice-President Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present); and ING Investments, LLC(2) and Directed Services, LLC(4) (March 2006 – Present); and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Life Insurance and Annuity Company (March 2006 – December 2006);Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present

Senior Vice President, ING Funds Services, LLC(3) (April 2005 – Present). Formerly, Vice President, ING Fund Services, LLC(3) (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC(2) (March 2001 – September 2002).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC(2) (January 2001 – October 2003).
Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	May 2006 – Present

Senior Vice President, Head of Division Operations, ING Funds (May 2006 – Present); and Vice President, Head of Division Operations, ING Funds Services LLC(3) (March 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – March 2006).

William Evans 10 State House Square Hartford, CT 06103 Age: 35	Vice President	September 2007 – Present

Vice President, Head of Mutual Fund Advisory Group (April 2007 – Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 – April 2007); and Senior Fund Analyst, U.S. Mutual Funds and Investment Products (May 2002 – May 2005).

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Vice President Treasurer	January 2003 – Present March 2003 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 – Present) and ING Investments, LLC(2) (August 1997 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Vice President	February 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(5) (July 1995 - Present); and Vice President, ING Investments, LLC(2) (February 1996 – Present) and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 - October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	September 2004 – Present

Vice President, ING Funds Services, LLC (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC(2) (September 1999 – October 2001).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Vice President	January 2007 – Present

Vice President, ING Funds Services, LLC (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC. (December 2000 – August 2003).

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 50	Vice President	March 2006 – Present

Vice President, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006); Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 – August 2004); Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 31	Assistant Vice President	January 2003 – Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 – Present); and has held various other positions with ING Funds Services, LLC(3) for more than the last five years.
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Secretary	August 2003 – Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel of AIG American General (January 1999 – November 2002).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 45	Assistant Secretary	August 2003 – Present	Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

(1)          The Officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)          ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)          ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)          Directed Services, LLC is the successor in interest to Directed Services, Inc.

(5)          ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

Share Ownership Policy

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially shares of one or more funds managed by ING entities at all times (“Policy”). For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio of the Trust.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $100,000.  Existing Trustees shall have a reasonable amount of time from, not to exceed three years, from the date upon which the minimal ownership was set was at $100,000 in order to satisfy the foregoing requirements.  A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, of becoming a Trustee.  A decline in the value of any Portfolio’s investments will not cause a Trustee to have to make any additional investments under this Policy.

Investment in mutual funds of the ING Funds Complex by the Trustees pursuant to this Policy  are subject to the market timing policies applied by the mutual funds of the ING Fund Complex to other similar investors and any provisions of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.

Trustees’ Portfolio Equity Ownership Positions

For only the Portfolios listed, set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2007:

Dollar Range of Equity Securities in the Trust as of December 31, 2007
Name of Trustee	FMRSM Diversified Mid Cap	Janus Contrarian	Liquid Assets	Marsico Growth	MidCap Growth(1)	T. Rowe Price Capital Appreciation	T. Rowe Price Equity Income	Van Kampen Growth & Income	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Colleen D. Baldwin(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
John V. Boyer	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$50,001-$100,000
Patricia W. Chadwick	N/A	$10,001-$50,000	N/A	N/A	N/A	N/A	N/A	N/A	Over $100,000
Peter S. Drotch(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
J. Michael Earley	$10,001-$50,000	N/A	N/A	$10,001-$50,000	$10,001-$50,000	N/A	N/A	N/A	Over $100,000
Patrick W. Kenny	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$10,001-$50,000Over $100,000(3)
Sheryl K. Pressler	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Over $100,000(3)
Roger B. Vincent	N/A	N/A	$10,001-$50,000	N/A	N/A	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	Over $100,000Over $100,000(3)
Trustee who are “Interested Persons”
Robert W. Crispin(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Over $100,000(3)
Shaun P. Mathews(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Over $100,000Over $100,000(3)

(1)                                  The Mid Cap Growth Portfolio has merged into ING VP MidCap Opportunities Portfolio on April 26, 2008.

(2)                                  Ms. Baldwin and Messrs. Crispin, Drotch and Mathews each commenced services as a Trustee on November 28, 2007.

(3)                                  Held in a Deferred Compensation Account and/or 401(k) account.

Board

The Board governs each Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Portfolios’ activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings eight (8) times a year. The Audit Committee and the Compliance Committee also meet regularly four (4) times per year, the Investment Review Committees meet six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.

Recent Committee Changes

Effective November 28, 2007, changes were made to the Board’s Committee structure.  In particular, the Committee membership changed on that date, and these changes are reflected in the discussion of the Committees that is set out below.  In addition, prior to May 10, 2007, the Board had a Valuation, Proxy and Brokerage Committee.  On May 10, 2007, the functions of the Valuation, Proxy and Brokerage Committee and the Compliance Committee were combined.  The Compliance Committee was the surviving Committee, and now oversees valuation, proxy and brokerage matters, as well as compliance issues.  We also note that Roger Vincent became the Chairman of the Board effective May 10, 2007.  Prior to that date, Jock Patton served as the Chairman of the Board.

Committees

Executive Committee.  The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary.  The Executive Committee currently consists of three (3) Independent Trustees and two (2) Trustees who are “interested persons,” as defined in the 1940 Act of each Portfolio.  The following Trustees currently serve as members of the Executive Committee: Ms. Pressler and Messrs. Boyer, Crispin, Mathews and Vincent.  Mr. Vincent, Chairman of the Board, serves as the Chairperson of the Executive Committee.

From May 10, 2007 to November 28, 2007, the Executive Committee consisted of the following Trustees:Ms. Pressler and Messrs. Turner, Boyer and Vincent and Mr. Vincent served as the Chairperson.  Prior to May 10, 2007, the Executive Committee consisted of the following Trustees: Messrs. Turner, Vincent and Patton.  Mr. Patton served as Chairperson of the Executive Committee.

The Executive Committee held four (4) meetings during the fiscal year ended December 31, 2007.

Audit Committee.  The Board has established an Audit Committee whose functions include, among others, meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audit, its financial statements and interim accounting controls, and meeting with management concerning these matters.  The Audit Committee currently consists of three (3) Independent Trustees.  The following Trustees currently serve as members of the Audit Committee:  Messrs. Drotch, Earley and Ms. Chadwick.  Mr. Earley currently serves as Chairperson of the Audit Committee, and also has been designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

From May 10, 2007 to November 28, 2007, the Audit Committee consisted of the following Trustees: Ms. Chadwick and Messrs. Earley and Putnam.  Mr. Earley served as the Chairperson and as the financial expert under the Sarbanes-Oxley Act for the Committee.  Prior to May 10, 2007, the Audit Committee consisted of the following Trustees: Ms. Pressler and Messrs. Earley, Kenny, Vincent and Putnam.  Mr. Earley served as Chairperson of the Audit Committee, and Mr, Kenny was designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

The Audit Committee held seven (7) meetings during the fiscal year ended December 31, 2007.

Compliance Committee.  The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Trust.  The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the

Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO.  The Board also oversees quarterly compliance reporting.

On May 10, 2007, the functions of the Board’s Valuation, Proxy and Brokerage Committee were combined with the functions of the Compliance Committee.  As a result of this combination, the functions of the Compliance Committee now include determining the value of securities held by the Funds for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Company’s and Trust’s brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).

The Compliance Committee currently consists of five (5) Independent Trustees: Mses. Baldwin and Pressler and Messrs. Boyer, Kenny and Vincent.  Mr. Kenny currently serves as Chairperson of the Compliance Committee.

From May 10, 2007 to November 28, 2007, the Compliance Committee consisted of the following Trustees:  Ms. Pressler and Messrs. Boyer, Kenny and Vincent.  Mr. Kenny served as the Chairperson for the Committee.  Prior to May 10, 2007, the Compliance Committee consisted of the following Trustees: Messrs. Boyer, Earley, Putnam, Kenny and Patton.  Mr. Kenny served as Chairperson of the Compliance Committee during the period prior to May 10, 2007.

The Compliance Committee held six (6) meetings during the fiscal year ended December 31, 2007.

Valuation, Proxy and Brokerage Committee.  As is discussed above, prior to May 10, 2007 the Board had established and in place a Valuation, Proxy and Brokerage Committee.  On that date, the Board’s Committes were reconstituted and the functions of the Valuation, Proxy and Brokerage Committee were combined with that of the Compliance Committee, and the reconstituted Compliance Committee was the surviving Committee.  The Compliance Committee now oversees valuation, proxy voting and brokerage matters formerly overseen by the Valuation, Proxy and Brokerage Committee.

Prior to May 10, 2007, the Valuation, Proxy and Brokerage Committee functions included, among others: reviewing the determination of the value of securities held by the Trust/Company for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Company’s/Trust’s brokerage; and overseeing the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).  The Valuation, Proxy and Brokerage Committee consisted of four (4) Independent Trustees.  The following Trustees served as members of the Valuation, Proxy and Brokerage Committee: Dr. Gitenstein, Ms. Chadwick and Messrs. Boyer and Patton. Ms. Chadwick served as Chairperson of the Valuation, Proxy and Brokerage Committee.

The Valuation, Proxy and Brokerage Committee held two (2) meetings during the fiscal year ended December 31, 2007.

Nominating and Governance Committee.  The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and “best practices” in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board’s annual self-evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for Trustee should be submitted in writing to the Portfolios’ Secretary at 7337 Doubletree Ranch Rd. Scottsdale, Arizona 85258.  Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee.  To be timely, any such submission must be delivered to the Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

The Nominating and Governance Committee consists of four (4) Independent Trustees.  The following Trustees serve as members of the Nominating and Governance Committee:  Mses. Baldwin and Chadwick and Messrs. Kenny and Vincent.  Ms. Baldwin serves as Chairperson of the Nominating and Governance Committee.

From May 10, 2007 to November 28, 2008, the Nominating and Governance Committee consisted of the following Trustees: Ms. Chadwick and Messrs. Boyer, Kenny and Vincent. Prior to May 10, 2007, the membership of the Nominating and Governance Committee consisted of the following Trustees: Dr. Gitenstein and Messrs. Kenny, Patton and Vincent.  During the period prior to May 10, 2007, Dr. Gitenstein served as Chairperson of the Nominating and Governance Committee.

The Nominating and Governance Committee held three (3) meeting during the fiscal year ended December 31, 2007.

Investment Review Committees.  The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios.

The Investment Review Committee for the Domestic Equity Funds currently consists of three (3) Independent Trustees and one (1) Trustee who is an “interested person” as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds:  Ms. Chadwick and Messrs. Crispin, Drotch and Earley.  Ms. Chadwick serves as Chairperson of the Investment Review Committee for the Domestic Equity Funds.

From May 10, 2007 to November 28, 2007, the Investment Review Committee for the Domestic Equity Funds consisted of the following Trustees: Ms. Chadwick and Messrs. Drotch, Earley and Putnam.  Ms. Chadwick served as the Chairperson for the Committee.  Prior to May 10, 2007, the following Trustees served as members of the Investment Review Committee for the Domestic Equity Funds: Ms. Chadwick and Messrs. Patton, Putnam, Earley, Turner and Vincent.  Mr. Vincent served as Chairperson of the Investment Review Committee for the Domestic Equity Funds.

The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2007.

The Investment Review Committee for the International/Balanced/Fixed Income Funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an “interested person,” as defined in the 1940 Act, of the Funds.  The following Trustees serve as members of the Investment Review Committee for the International /Balanced/ Fixed Income Funds:  Mses. Baldwin and Pressler and Messrs. Boyer, Kenny, Mathews and Vincent.  Mr. Boyer serves as Chairperson of the Investment Review Committee for the International/Balanced/ Fixed Income Funds.

From May 10, 2007 to November 28, 2007, the Investment Review Committee for the International/Balanced/Fixed Income Funds consisted of the following Trustees: Ms. Pressler and Messrs. Boyer, Kenny and Vincent.  Mr. Boyer served as the Chairperson for the Committee.  Prior to May 10, 2007, the  following Trustees served as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Ms. Pressler, Dr. Gitenstein and Messrs. Kenny and Boyer.  Mr. Boyer served as Chairperson of the Investment Review Committee for the International/Balanced/Fixed Income Funds.

The Investment Review Committee for the International Equity and Fixed-Income Funds held seven (7) meetings during the fiscal year ended December 31, 2007.

Contracts Committee.  The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Portfolios.  The responsibilities of the Contracts Committee include, among other things:  (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees.  The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans.

The Contracts Committee currently consists of five (5) Independent Trustees.  The following Trustees serve as members of the Contracts Committee:  Mses. Chadwick and Pressler and Messrs. Boyer, Drotch and Vincent.  Ms. Pressler serves as Chairperson of the Contracts Committee.

Prior to May 10, 2007, the Contract Committee consisted of the following Trustees: Messes. Chadwick and Pressler and Messrs. Boyer, Patton, Vincent and Kenny.  During the period prior to May 10, 2007, Ms. Pressler served as Chairperson of the Contracts Committee.

The Contracts Committee held eight (8) meetings during the fiscal year ended December 31, 2007.

Compensation of Trustees

Effect July 1, 2007, each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any Committee attended.  Each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board.  The fee schedule consists of an annual retainer, and does not include additional compensation for attendance at regular or special Board and Committee meetings.

Each Portfolio pays to each Trustee, who is not an interested person  a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $75,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer, and Kenny as Chairpersons of committees of the Board, each receives an additional annual retainer of $10,000, $40,000, $60,000, $30,000, $50,000 and $30,000, respectively; and (iv) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets, computed  as a percentage of the average net assets of all the Portfolios managed by the Investment Adviser or its affiliate, Directed Services LLC, for which the Trustees serve in common as Trustees.

Prior to July 1, 2007, each Trustee was reimbursed for expenses incurred in connection with each meeting of the Board or any Committee meeting attended.  Each Independent Trustee was compensated for his or her services according to a fee schedule adopted by the Board, and received a fee that consisted of an annual retainer and a meeting fee component.

Each Portfolio paid each Trustee who was not an interested person a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Mses. Chadwick and Pressler and Messrs. Earley, Boyer, Kenny, Vincent and Dr. Gitenstein, as Chairpersons of committees of the Board, each received an additional annual retainer of $10,000, $15,000, $20,000, $20,000, $10,000, $20,000 and $10,000, respectively. Mr. Patton, as Chairperson of the Board, received an additional annual retainer of $30,000.);  (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, received an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any Committee meeting (Chairpersons of Committees of the Board received an additional $1,000 for each Committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses.  The pro rata share paid by each Portfolio was based on each Portfolio’s average net assets as a percentage of the average net assets of all the portfolios managed by ING Investments or its affiliate, DSL, for which the Trustees served in common as Trustees.

The $25,000 retainer payable to Ms. Baldwin each quarter for her services to the Nominating and Governance Committee is paid only if the Committee has been active for that quarter.  If the Nominating and Governance Committee has been active during all four quarters in a given year, the Chairperson will receive the full annual retainer of $10,000.  Ms. Baldwin was named Chairperson of the Nominating and Governance Committee as of March 27, 2008.

Mr. Boyer as the Chairperson of the Investment Review Committee — International/Balanced/Fixed Income receives an annual retainer of $40,000.  The $10,000 retainer payable to Mr. Boyer as the Chairperson for the Nominating and Governance Committee is paid only of the Nominating and Governance Committee has been active for that quarter.  The compensation per quarter to the Chairperson is $2,500 which, if   the Nominating and Governance Committee has been active during all four quarters, will result in the Chairperson receiving the full annual retainer of $10,000.  Mr. Boyer served as Chairperson of the Nominating and Governance Committee until March 27, 2008.

The Chairperson for the Nominating and Governance Committee was paid on a quarterly basis and only if the Nominating and Governance Committee has been active for that quarter. The compensation per quarter to the Chairperson is $2,500which, if the Nominating and Governance Committee has been active for all four quarters, would have resulted in the Chairperson would receiving the full annual retainer of $10,000.

The following table sets forth information provided by the Portfolios’ investment advisers, DSL and ING Investments, regarding compensation of Trustees by each Portfolio (except for Goldman Sachs Commodity Strategy and Multi-Manager International Small Cap Portfolios) and other funds managed by the Advisers and their affiliates for the fiscal year ended

December 31, 2007.  For Goldman Sachs Commodity Strategy and Multi-Manager International Small Cap Portfolios, the following table sets forth information provided by the Advisers regarding estimated future compensation of Trustees by the Portfolios and other portfolios managed by the Advisers and their affiliates for the fiscal year ended December 31, 2007.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from a Portfolio or any other funds managed by the Advisers or its affiliates.

Compensation Table

The following table describes the compensation received by the Trustees for the calendar year ended December 31, 2007:

Aggregate Compensations From Portfolio
Name of Person, Position	Alliance- Bernstein Mid Cap Growth	BlackRock Inflation Protected Bond	BlackRock Large Cap Growth	BlackRock Large Cap Value	Capital Guardian U.S. Equities	Disciplined Small Cap Value	EquitiesPlus(4)	Evergreen Health Sciences	Evergreen Omega	FMRSM Diversified Mid Cap	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement(1)	Total Compensation From Registrant and Fund Complex Paid to Trustees(2)(3)

Colleen D. Baldwin(5) Trustee	$596	$202	$484	$189	$566	$124	$314	$231	$218	$1,525	N/A	N/A	$129,552
John V. Boyer Trustee	$1,507	$323	$1,107	$416	$1,423	$429	$303	$554	$522	$3,133	N/A	N/A	$233,901
Patricia W. Chadwick Trustee	$1,339	$310	$1,033	$377	$1,265	$392	$269	$495	$466	$2,861	N/A	N/A	$209,599
Robert W. Crispin(5)(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch(5) Trustee	$377	$139	$315	$124	$359	$138	$76	$154	$141	$1,043	N/A	N/A	$66,483
J. Michael Earley Trustee	$1,378	$310	$1,071	$385	$1,301	$399	$277	$508	$478	$2,914	N/A	N/A	$219,500
R. Barbara Gitenstein(7) Trustee	$1,549	$422	$1,240	$461	$1,466	$494	$314	$601	$555	$3,673	N/A	N/A	$254,943
Patrick W. Kenny(8) Trustee	$1,427	$311	$1,088	$396	$1,347	$410	$287	$524	$494	$2,981	N/A	N/A	$221,500
Shaun P. Mathews(5)(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Walter H. May(9) Trustee	$2,051	$0.00	$534	$398	$1,933	$306	$425	$699	$671	$2,622	N/A	N/A	$272,000
Jock Patton(10) Trustee	$2,427	$458	$2,715	$660	$2,274	$669	$493	$867	$807	$4,779	N/A	N/A	$357,500
Sheryl K. Pressler(8) Trustee	$1,508	$334	$1,126	$420	$1,424	$435	$303	$555	$524	$3,173	N/A	N/A	$235,000
David W.C. Putnam(11) Trustee	$947	$202	$1,360	$641	$1,002	$255	$547	$449	$952	$2,247	N/A	N/A	$189,500
John G. Turner(6)(12) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Roger Vincent(8) Trustee	$1,280	$282	$990	$356	$1,208	$369	$257	$471	$443	$2,685	N/A	N/A	$198,875

	Aggregate Compensation From Portfolio
Name of Person, Position	Franklin Income	Franklin Mutual Shares	Global Real Estate	Global Resources	Global Technology(4)	International Growth Opportunities	Janus Contrarian	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement(1)	Total Compensation From Registrant and Fund Complex Paid to Trustees(2)(3)
Colleen D. Baldwin(5) Trustee	$399	$346	$380	$1,033	$131	$181	$820	N/A	N/A	$129,552
John V. Boyer Trustee	$1,021	$458	$597	$2,218	$269	$451	$1,533	N/A	N/A	$233,901
Patricia W. Chadwick Trustee	$936	$439	$546	$2,007	$243	$401	$1,433	N/A	N/A	$209,599
Robert W. Crispin(5)(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch(5) Trustee	$377	$246	$198	$720	$91	$119	$559	N/A	N/A	$66,483
J. Michael Earley Trustee	$943	$426	$553	$2,042	$246	$412	$1,451	N/A	N/A	$219,500
R. Barbara Gitenstein(7) Trustee	$1,252	$664	$689	$2,584	$318	$477	$1,872	N/A	N/A	$254,943
Patrick W. Kenny(8) Trustee	$965	$426	$567	$2,099	$253	$426	$1,473	N/A	N/A	$221,500
Shaun P. Mathews(5)(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Walter H. May(9) Trustee	$700	$0.00	$449	$2,272	$296	$599	$560	N/A	N/A	$272,000
Jock Patton(10) Trustee	$1,264	$172	$841	$3,176	$332	$715	$2,515	N/A	N/A	$357,500
Sheryl K. Pressler(8) Trustee	$1,038	$475	$606	$2,238	$272	$451	$1,567	N/A	N/A	$235,000
David W.C. Putnam(11) Trustee	$627	$346	$559	$1,472	$267	$630	$1,368	N/A	N/A	$189,500
John G. Turner(6)(12) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Roger Vincent(8) Trustee	$868	$383	$510	$1,886	$227	$383	$1,333	N/A	N/A	$198,875

Aggregate Compensation From Portfolio
Name of Person, Position	JPMorgan Emerging Markets Equity	JPMorgan Small Cap Core Equity	JPMorgan Value Opportunities	Julius Baer Foreign	Legg Mason Value	Limited Maturity Bond	Liquid Assets	Lord Abbett Affiliated	Marsico Growth	Marsico International Opportunities	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement(1)	Total Compensation From Registrant and Fund Complex Paid to Trustees(2)(3)

Colleen D. Baldwin(5) Trustee	$1,242	$454	$510	$2,430	$1,021	$752	$1,444	$301	$997	$488	N/A	N/A	$129,552
John V. Boyer Trustee	$2,579	$1,138	$942	$5,378	$2,420	$1,585	$3,289	$649	$2,409	$1,171	N/A	N/A	$233,901
Patricia W. Chadwick Trustee	$2,337	$1,014	$840	$4,845	$2,172	$1,445	$2,934	$583	$2,148	$1,055	N/A	N/A	$209,599
Robert W. Crispin(5)(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch(5) Trustee	$882	$293	$252	$1,644	$672	$502	$592	$195	$677	$374	N/A	N/A	$66,483
J. Michael Earley Trustee	$2,370	$1,043	$864	$4,940	$2,227	$1,472	$2,991	$591	$2,204	$1,074	N/A	N/A	$219,500
R. Barbara Gitenstein(7) Trustee	$3,081	$1,191	$1,005	$6,051	$2,616	$1,806	$3,575	$709	$2,636	$1,350	N/A	N/A	$254,943
Patrick W. Kenny(8) Trustee	$2,434	$1,080	$893	$5,091	$2,297	$1,508	$3,099	$609	$2,278	$1,105	N/A	N/A	$221,500
Shaun P. Mathews(5)(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Walter H. May(9) Trustee	$2,573	$1,440	$1,162	$5,568	$2,843	$1,394	$3,478	$822	$3,088	$1,257	N/A	N/A	$272,000
Jock Patton(10) Trustee	$3,434	$1,860	$1,521	$7,817	$3,884	$2,445	$4,390	$816	$3,712	$1,620	N/A	N/A	$357,500
Sheryl K. Pressler(8) Trustee	$2,605	$1,140	$944	$5,419	$2,431	$1,603	$3,307	$653	$2,414	$1,180	N/A	N/A	$235,000
David W.C. Putnam(11) Trustee	$2,661	$711	$1,023	$3,689	$1,833	$1,520	$2,262	$885	$1,615	$898	N/A	N/A	$189,500
John G. Turner(6)(12) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Roger Vincent(8) Trustee	$2,186	$969	$802	$4,572	$2,064	$1,358	$2,778	$545	$2,044	$992	N/A	N/A	$198,875

	Aggregate Compensation From Portfolio
Name of Person, Position	MFS Total Return	MFS Utilities	Mid Cap Growth(4)	Oppenheimer Main Street®	PIMCO Core Bond	PIMCO High Yield	Pioneer Equity Income	Pioneer Fund	Pioneer Mid Cap Value	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement(1)	Total Compensation From Registrant and Fund Complex Paid to Trustees(2)(3)
Colleen D. Baldwin(5) Trustee	$1,659	$451	$494	$534	$1,830	$710	$108	$147	$1,085	N/A	N/A	$129,552
John V. Boyer Trustee	$4,098	$1,199	$1,306	$1,349	$4,238	$1,860	$228	$348	$2,433	N/A	N/A	$233,901
Patricia W. Chadwick Trustee	$3,648	$1,091	$1,156	$1,200	$3,788	$1,650	$219	$311	$2,195	N/A	N/A	$209,599
Robert W. Crispin(5)(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch(5) Trustee	$1,080	$390	$321	$345	$1,262	$464	$119	$96	$712	N/A	N/A	$66,483
J. Michael Earley Trustee	$3,748	$1,110	$1,193	$1,235	$3,871	$1,703	$210	$319	$2,242	N/A	N/A	$219,500
R. Barbara Gitenstein(7) Trustee	$4,325	$1,394	$1,394	$1,413	$4,751	$1,937	$308	$373	$2,670	N/A	N/A	$254,943
Patrick W. Kenny(8) Trustee	$3,878	$1,140	$1,237	$1,278	$4,002	$1,764	$210	$329	$2,308	N/A	N/A	$221,500
Shaun P. Mathews(5)(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Walter H. May(9) Trustee	$5,318	$1,037	$1,847	$1,826	$4,965	$2,606	$0.00	$428	$2,548	N/A	N/A	$272,000
Jock Patton(10) Trustee	$6,441	$1,804	$2,183	$2,182	$6,087	$3,150	$3	$531	$3,736	N/A	N/A	$357,500
Sheryl K. Pressler(8) Trustee	$4,105	$1,213	$1,304	$1,350	$4,257	$1,858	$237	$349	$2,451	N/A	N/A	$235,000
David W.C. Putnam(11) Trustee	$2,857	$755	$1,208	$1,582	$3,128	$1,216	$108	$690	$1,753	N/A	N/A	$189,500
John G. Turner(6)(12) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Roger Vincent(8) Trustee	$3,480	$1,026	$1,110	$1,147	$3,589	$1,583	$188	$296	$2,075	N/A	N/A	$198,875

Aggregate Compensation From Portfolio
Name of Person, Position	Stock Index	T. Rowe Price Capital Appreciation	T. Rowe Price Equity Income	Templeton Global Growth	UBS U.S. Allocation(4)	Van Kampen Capital Growth	Van Kampen Global Franchise	Van Kampen Growth And Income	Van Kampen LargeCap Growth(4)	Van Kampen Real Estate	VP Index Plus International Equity	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement(1)	Total Compensation From Registrant and Fund Complex Paid to Trustees(2)(3)

Colleen D. Baldwin(5) Trustee	$498	$3,633	$1,524	$623	$110	$111	$458	$1,058	$567	$1,079	$622	N/A	N/A	$129,552
John V. Boyer Trustee	$1,145	$8,659	$3,688	$1,408	$280	$273	$1,103	$2,663	$1,579	$3,014	$1,663	N/A	N/A	$233,901
Patricia W. Chadwick Trustee	$1,027	$7,742	$3,296	$1,265	$249	$243	$986	$2,371	$1,403	$2,652	$1,507	N/A	N/A	$209,599
Robert W. Crispin(5)(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch(5) Trustee	$331	$2,418	$1,000	$430	$70	$73	$302	$686	$409	$694	$531	N/A	N/A	$66,483
J. Michael Earley Trustee	$1,050	$7,937	$3,384	$1,291	$256	$250	$1,012	$2,440	$1,443	$2,746	$1,534	N/A	N/A	$219,500
R. Barbara Gitenstein(7) Trustee	$1,254	$9,395	$3,945	$1,595	$289	$291	$1,186	$2,791	$1,660	$3,046	$1,914	N/A	N/A	$254,943
Patrick W. Kenny(8) Trustee	$1,083	$8,200	$3,497	$1,331	$265	$258	$1,046	$2,524	$1,494	$2,857	$1,579	N/A	N/A	$221,500
Shaun P. Mathews(5)(6) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Walter H. May(9) Trustee	$1,343	$10,424	$4,521	$1,615	$386	$356	$1,316	$3,551	$2,183	$4,387	$1,359	N/A	N/A	$272,000
Jock Patton(10) Trustee	$1,714	$13,437	$5,890	$2,066	$449	$428	$1,752	$4,357	$2,522	$5,129	$2,436	N/A	N/A	$357,500
Sheryl K. Pressler(8) Trustee	$1,151	$8,690	$3,680	$1,416	$280	$273	$1,107	$2,666	$1,579	$3,004	$1,681	N/A	N/A	$235,000
David W.C. Putnam(11) Trustee	$2,381	$6,213	$2,572	$959	$229	$389	$1,228	$2,281	$1,167	$2,004	$1,109	N/A	N/A	$189,500
John G. Turner(6)(12) Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Roger Vincent(8) Trustee	$972	$7,362	$3,140	$1,195	$238	$232	$939	$2,266	$1,340	$2,561	$1,420	N/A	N/A	$198,875

	Aggregate Compensation From Portfolio		Pension or	Estimated	Total Compensation From Registrant
Name of Person, Position	Wells Fargo Disciplined Value	Wells Fargo Small Cap Disciplined	Retirement Benefits Accrued As Part of Fund Expenses	Annual Benefits Upon Retirement(1)	and Fund Complex Paid to Trustees(2)(3)
Colleen D. Baldwin(5) Trustee	$256	$190	N/A	N/A	$129,552
John V. Boyer Trustee	$680	$476	N/A	N/A	$233,901
Patricia W. Chadwick Trustee	$602	$425	N/A	N/A	$209,599
Robert W. Crispin(5)(6) Trustee	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch(5) Trustee	$163	$131	N/A	N/A	$66,483
J. Michael Earley Trustee	$621	$436	N/A	N/A	$219,500
R. Barbara Gitenstein(7) Trustee	$693	$512	N/A	N/A	$254,943
Patrick W. Kenny(8) Trustee	$645	$450	N/A	N/A	$221,500
Shaun P. Mathews(5)(6) Trustee	N/A	N/A	N/A	N/A	N/A
Walter H. May(9) Trustee	$955	$581	N/A	N/A	$272,000
Jock Patton(10) Trustee	$1,138	$740	N/A	N/A	$357,500
Sheryl K. Pressler(8) Trustee	$679	$477	N/A	N/A	$235,000
David W.C. Putnam(11) Trustee	$448	$353	N/A	N/A	$189,500
John G. Turner(6)(12) Trustee	N/A	N/A	N/A	N/A	N/A
Roger Vincent(8) Trustee	$578	$404	N/A	N/A	$198,875

(1)          The Portfolios have adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.  A Trustee may elect to receive payment of his or her retirement benefit in a lump sum or in three substantiallu equal payments.  If no such election is made, the retirement benefit will be paid in one lump sum.

(2)          Trustee compensation includes compensation paid by funds that are not discussed in the Prospectuses or SAI.

(3)          Represents compensation from 179 Portfolios (total in the complex as of December 31, 2007).

(4)          Van Kampen Large Cap Growth Portfolio, MidCap Growth Portfolio, Global Technology Portfolio, EquitiesPlus Portfolio and UBS U.S, Allocation Portfolio have merged on April 26, 2008.

(5)          Ms. Baldwin and Messrs. Crispin, Drotch and Mathews each commenced services as a Trustee on November 28, 2007. From April 4, 2007 through November 28, 2007 and from September 1, 2007 through November 28, 2007, Ms. Baldwin and Mr. Drotch, respectively were non-voting Board consultants.

(6)          “Interested person,” as defined in the 1940 Act,  of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of the Advisers and Distributor to the Trust. Officers and Trustees who are interested persons do not receive any compensation from the Portfolios.

(7)          Retired from the Board effective September 10, 2007.

(8)          During fiscal year ended December 31, 2007, Patrick Kenny, Sheryl Pressler and Roger Vincent deferred $56,375, $122,500 and $59,125 of their compensation, respectively from the Fund Complex.

(9)          Retired from the Board effective January 11, 2007.

(10)    Retired from the Board effective June 30, 2007.

(11)    Retired from the Board effective February 23, 2008.

(12)    Retired from the Board effective October 25, 2007.

Independent Trustee Ownership of Securities

Set forth in the table below is information regarding each Independent Trustee’s (and his or her immediate family members’) share ownership in securities of the Trust’s Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Portfolios (not including registered investment companies) as of December 31, 2007.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin(1)	N/A	N/A	N/A	$0	N/A
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick	N/A	N/A	N/A	$0	N/A
Peter S. Drotch(1)	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A

(1)  Ms. Baldwin and Mr. Drotch each commenced services as Trustees on November 28, 2007.

Control Persons and Principal Shareholders

Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts (“VA Contracts”) and variable life insurance contracts (“VLI Contracts”), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates and to other investment companies.  As of April 15, 2008, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Portfolio.  As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Portfolios addressed herein, except as set forth below.  Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.  Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

ALLIANCEBERNSTEIN MID CAP GROWTH	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	Class I	68.04%	1.70%

ALLIANCEBERNSTEIN MID CAP GROWTH	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class I	16.34%	0.41%

ALLIANCEBERNSTEIN MID CAP GROWTH	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	15.50%	0.39%

ALLIANCEBERNSTEIN MID CAP GROWTH	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	94.1%	88.42%

ALLIANCEBERNSTEIN MID CAP GROWTH	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	92.37%	3.82%

ALLIANCEBERNSTEIN MID CAP GROWTH	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	Service 2 Class	7.61%	0.31%

BLACKROCK INFLATION PROTECTED BOND	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	97.97%	0.00%

BLACKROCK INFLATION PROTECTED BOND	ING LIFESTYLE MODERATE PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	35.34%	35.34

BLACKROCK INFLATION PROTECTED BOND	ING LIFESTYLE MODERATE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	17.62%	17.62%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

BLACKROCK INFLATION PROTECTED BOND	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	22.25%	22.25%

BLACKROCK INFLATION PROTECTED BOND	ING SOLUTION PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	6.44%	6.44%

BLACKROCK INFLATION PROTECTED BOND	ING SOLUTION 2015 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	18.33%	18.33%

BLACKROCK INFLATION PROTECTED BOND	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	97.98%	0.00%

BLACKROCK LARGE CAP GROWTH	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	ADV Class	92.29%	1.22%

BLACKROCK LARGE CAP GROWTH	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TS31 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	7.70%	0.10%

BLACKROCK LARGE CAP GROWTH	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	90.16%	52.45%

BLACKROCK LARGE CAP GROWTH	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	8.68%	5.05%

BLACKROCK LARGE CAP GROWTH	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	91.73%	35.52%

BLACKROCK LARGE CAP GROWTH	RELIASTAR LIFE INS CO OF NEW YORK 151 FARMINGTON AVE TN41 HARTFORD CT 06156-0001	Service 2 Class	12.58%	0.22%

BLACKROCK LARGE CAP GROWTH	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	Service 2 Class	7.97%	0.14%

BLACKROCK LARGE CAP GROWTH	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Service 2 Class	23.67%	0.42%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

BLACKROCK LARGE CAP GROWTH	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Service 2 Class	55.78%	0.99%

BLACKROCK LARGE CAP VALUE	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	97.37%	0.00%

BLACKROCK LARGE CAP VALUE	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class I	14.10%	10.00%

BLACKROCK LARGE CAP VALUE	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	8.03%	5.69%

BLACKROCK LARGE CAP VALUE	ING SOLUTION 2015 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	12.31%	8.73%

BLACKROCK LARGE CAP VALUE	ING SOLUTION 2025 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	24.33%	17.24%

BLACKROCK LARGE CAP VALUE	ING SOLUTION 2035 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	27.30%	19.35%

BLACKROCK LARGE CAP VALUE	ING SOLUTION 2045 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	13.61%	9.65%

BLACKROCK LARGE CAP VALUE	ING CLASS ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	93.67%	25.42%

BLACKROCK LARGE CAP VALUE	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	5.17%	1.40%

BLACKROCK LARGE CAP VALUE	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	1.98%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

CAPITAL GUARDIAN U.S. EQUITIES	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	98.59%	96.89%

CAPITAL GUARDIAN U.S. EQUITIES	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.0%	1.73%

DISCIPLINED SMALL CAP VALUE	ING LIFESTYLE MODERATE PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	7.73%	7.73%

DISCIPLINED SMALL CAP VALUE	ING LIFESTYLE MODERATE GROWTH PORT ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	15.41%	15.41%

DISCIPLINED SMALL CAP VALUE	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	58.39%	58.39%

DISCIPLINED SMALL CAP VALUE	ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	18.47%	18.47%

EVERGREEN HEALTH SCIENCES	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	99.07%	0.00%

EVERGREEN HEALTH SCIENCES	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class I	52.07%	1.41%

EVERGREEN HEALTH SCIENCES	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	47.72%	1.29%

EVERGREEN HEALTH SCIENCES	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	92.80%	90.28%

EVERGREEN HEALTH SCIENCES	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	5.34%	5.20%

EVERGREEN HEALTH SCIENCES	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	Service 2 Class	99.14%	0.00%

EVERGREEN OMEGA	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	99.07%	0.00%

EVERGREEN OMEGA	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	6.53%	6.21%

EVERGREEN OMEGA	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class I	21.30%	20.24%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

EVERGREEN OMEGA	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	70.59%	67.11%

EVERGREEN OMEGA	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	97.08%	4.13%

EVERGREEN OMEGA	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	0.69%

FMR DIVERSIFIED MID CAP	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	ADV Class	67.31%	0.45%

FMR DIVERSIFIED MID CAP	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	32.69%	0.22%

FMR DIVERSIFIED MID CAP	RELIASTAR LIFE INS CO OF NEW YORK 151 FARMINGTON AVE TN41 HARTFORD CT 06156-0001	Class I	6.03%	1.07%

FMR DIVERSIFIED MID CAP	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	14.01%	2.49%

FMR DIVERSIFIED MID CAP	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class I	8.75%	1.57%

FMR DIVERSIFIED MID CAP	ING LIFESTYLE MODERATE PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	6.62%	1.18%

FMR DIVERSIFIED MID CAP	ING LIFESTYLE MODERATE GROWTH PORT ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	13.20%	2.35%

FMR DIVERSIFIED MID CAP	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	33.34%	5.93%

FMR DIVERSIFIED MID CAP	ING LIFESTYLE AGGRESSIVE GROWTH ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	10.55%	1.87%

FMR DIVERSIFIED MID CAP	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	76.12%	3.17%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

FMR DIVERSIFIED MID CAP	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	Class S	22.10%	0.92%

FMR DIVERSIFIED MID CAP	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	92.71%	71.75%

FRANKLIN INCOME	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	97.98%	0.00%

FRANKLIN INCOME	RELIASTAR LIFE INS CO OF NEW YORK 151 FARMINGTON AVE TN41 HARTFORD CT 06156-0001	Class I	5.01%	1.94%

FRANKLIN INCOME	ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	91.65%	35.42%

FRANKLIN INCOME	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	92.72%	55.48%

FRANKLIN INCOME	RELIASTAR LIFE INS CO OF NEW YORK 151 FARMINGTON AVE TN41 HARTFORD CT 06156-0001	Class S	5.79%	3.47%

FRANKLIN INCOME	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	1.52%

FRANKLIN MUTUAL SHARES	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	98.05%	0.00%

FRANKLIN MUTUAL SHARES	ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	100.00%	53.23%

FRANKLIN MUTUAL SHARES	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	96.02%	44.91%

FRANKLIN TEMPLETON FOUNDING STRATEGY	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	100.00%	0.00%

FRANKLIN TEMPLETON FOUNDING STRATEGY	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	100.00%	0.00%

FRANKLIN TEMPLETON FOUNDING STRATEGY	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	98.76%	98.76%

GLOBAL REAL ESTATE	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	97.67%	0.00%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

GLOBAL REAL ESTATE	ING LIFESTYLE MODERATE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	11.08%	7.22%

GLOBAL REAL ESTATE	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	27.98%	18.24%

GLOBAL REAL ESTATE	ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	13.28%	8.65%

GLOBAL REAL ESTATE	ING SOLUTION 2015 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	11.53%	7.52%

GLOBAL REAL ESTATE	ING SOLUTION 2025 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	16.27%	10.61%

GLOBAL REAL ESTATE	ING SOLUTION 2035 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	12.78%	8.33%

GLOBAL REAL ESTATE	ING SOLUTION 2045 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	7.08%	4.62%

GLOBAL REAL ESTATE	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	95.95%	32.82%

GLOBAL REAL ESTATE	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	0.61%

GLOBAL RESOURCES	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	ADV Class	99.90%	0.21%

GLOBAL RESOURCES	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class I	52.34%	1.61%

GLOBAL RESOURCES	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	46.39%	1.42%

GLOBAL RESOURCES	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	80.44%	75.04%

GLOBAL RESOURCES	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	15.35%	14.31%

GLOBAL RESOURCES	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	3.44%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

INTERNATIONAL GROWTH OPPORTUNITIES	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	97.44%	0.00%

INTERNATIONAL GROWTH OPPORTUNITIES	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	96.88%	0.00%

INTERNATIONAL GROWTH OPPORTUNITIES	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	99.33%	92.68%

INTERNATIONAL GROWTH OPPORTUNITIES	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	6.70%

JANUS CONTRARIAN	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	97.73%	0.00%

JANUS CONTRARIAN	ING LIFESTYLE MODERATE PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	6.70%	1.46%

JANUS CONTRARIAN	ING LIFESTYLE MODERATE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	26.70%	5.82%

JANUS CONTRARIAN	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	50.59%	11.02%

JANUS CONTRARIAN	ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	16.00%	3.48%

JANUS CONTRARIAN	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	95.05%	71.07%

JANUS CONTRARIAN	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	3.46%

JPMORGAN EMERGING MARKET EQUITY	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	ADV Class	81.82%	0.33%

JPMORGAN EMERGING MARKET EQUITY	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TS31 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	18.18%	0.07%

JPMORGAN EMERGING MARKET EQUITY	ING LIFE INSURANCE & ANNUITY CO ACES SEPARATE ACCT B VALUATIONS PROCESSING DEPARTMENT 151 FARMINGTON AVENUE -RSMA HARTFORD CT 06156-0001	Class I	14.73%	3.84%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

JPMORGAN EMERGING MARKET EQUITY	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class I	11.49%	3.00%

JPMORGAN EMERGING MARKET EQUITY	ING LIFESTYLE MODERATE GROWTH PORT ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	9.41%	2.46%

JPMORGAN EMERGING MARKET EQUITY	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	23.78%	6.20%

JPMORGAN EMERGING MARKET EQUITY	ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	11.28%	2.94%

JPMORGAN EMERGING MARKET EQUITY	ING SOLUTION 2025 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	5.53%	1.44%

JPMORGAN EMERGING MARKET EQUITY	ING SOLUTION 2035 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	8.69%	2.27%

JPMORGAN EMERGING MARKET EQUITY	ING SOLUTION 2045 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	6.02%	1.57%

JPMORGAN EMERGING MARKET EQUITY	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	90.05%	63.10%

JPMORGAN EMERGING MARKET EQUITY	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	7.33%	5.14%

JPMORGAN EMERGING MARKET EQUITY	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	3.42%

JPMORGAN SMALLCAP CORE EQUITY	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	ADV Class	83.18%	0.46%

JPMORGAN SMALLCAP CORE EQUITY	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TS31 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	14.96%	0.08%

JPMORGAN SMALLCAP CORE EQUITY	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class I	20.09%	7.043%

JPMORGAN SMALLCAP CORE EQUITY	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	41.75%	14.63%

JPMORGAN SMALLCAP CORE EQUITY	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	26.62%	9.33%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

JPMORGAN SMALLCAP CORE EQUITY	ING LIFESTYLE AGGRESSIVE GROWTH ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	8.42%	2.95%

JPMORGAN SMALLCAP CORE EQUITY	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	94.17%	50.31%

JPMORGAN SMALLCAP CORE EQUITY	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	10.97%

JPMORGAN VALUE OPPORTUNITY	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	99.95%	0.00%

JPMORGAN VALUE OPPORTUNITY	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	7.22%	6.32%

JPMORGAN VALUE OPPORTUNITY	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	15.62%	13.66%

JPMORGAN VALUE OPPORTUNITY	ING LIFESTYLE MODERATE PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	10.60%	9.27%

JPMORGAN VALUE OPPORTUNITY	ING LIFESTYLE MODERATE GROWTH PORT ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	21.13%	18.49%

JPMORGAN VALUE OPPORTUNITY	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	26.69%	23.35%

JPMORGAN VALUE OPPORTUNITY	ING LIFESTYLE AGGRESSIVE GROWTH ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	14.77%	12.92%

JPMORGAN VALUE OPPORTUNITY	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	81.60%	9.94%

JPMORGAN VALUE OPPORTUNITY	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	14.26%	1.74%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

JPMORGAN VALUE OPPORTUNITY	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	0.34%

JULIUS BAER FOREIGN	ING LIFESTYLE MODERATE PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	8.53%	4.21%

JULIUS BAER FOREIGN	ING LIFESTYLE MODERATE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	25.52%	12.59%

JULIUS BAER FOREIGN	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	32.23%	15.90%

JULIUS BAER FOREIGN	ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	13.59%	6.71%

JULIUS BAER FOREIGN	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	82.77%	38.90%

JULIUS BAER FOREIGN	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	12.96%	6.09%

JULIUS BAER FOREIGN	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	91.06%	3.09%

JULIUS BAER FOREIGN	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Service 2 Class	7.13%	0.24%

LEGG MASON VALUE	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	ADV Class	95.41%	0.84%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

LEGG MASON VALUE	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TS31 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	7.46%	3.39%

LEGG MASON VALUE	ING LIFESTYLE MODERATE PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	5.97%	2.71%

LEGG MASON VALUE	ING LIFESTYLE MODERATE GROWTH PORT ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	11.92%	5.41%

LEGG MASON VALUE	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	30.09%	13.66%

LEGG MASON VALUE	ING LIFESTYLE AGGRESSIVE GROWTH ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	9.52%	4.32%

LEGG MASON VALUE	ING SOLUTION 2015 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	6.20%	2.81%

LEGG MASON VALUE	ING SOLUTION 2025 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	10.50%	4.77%

LEGG MASON VALUE	ING SOLUTION 2035 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	8.25%	3.74%

LEGG MASON VALUE	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	92.84%	46.61%

LEGG MASON VALUE	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	99.84%	3.51%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

LIMITED MATURITY BOND	ING LIFESTYLE MODERATE PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	32.37%	16.19%

LIMITED MATURITY BOND	ING LIFESTYLE MODERATE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	12.91%	6.46%

LIMITED MATURITY BOND	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	8.15%	4.08%

LIMITED MATURITY BOND	ING SOLUTION PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	14.16%	7.08%

LIMITED MATURITY BOND	ING SOLUTION 2015 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	13.43%	6.72%

LIMITED MATURITY BOND	ING SOLUTION 2025 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	18.96%	9.48%

LIMITED MATURITY BOND	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	72.28%	36.13%

LIMITED MATURITY BOND	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class S	10.80%	5.40%

LIMITED MATURITY BOND	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	12.00%	6.00%

LIMITED MATURITY BOND	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	Service 2 Class	97.18%	0.00%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

LIQUID ASSETS	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class I	48.29%	5.39%

LIQUID ASSETS	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	31.91%	3.56%

LIQUID ASSETS	ING LIFESTYLE MODERATE PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	15.71%	1.75%

LIQUID ASSETS	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	94.22%	78.76%

LIQUID ASSETS	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	36.05%	1.89%

LIQUID ASSETS	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	Service 2 Class	63.95%	3.35%

LORD ABBETT AFFILIATED	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	97.51%	52.42%

LORD ABBETT AFFILIATED	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	98.37%	44.23%

LORD ABBETT AFFILIATED	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	1.28%

MARSICO GROWTH	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	ADV Class	59.27%	0.71%

MARSICO GROWTH	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TS31 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	40.10%	0.49%

MARSICO GROWTH	ING LIFESTYLE MODERATE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	18.34%	5.68%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

MARSICO GROWTH	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	23.17%	7.18%

MARSICO GROWTH	ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	11.00%	3.41%

MARSICO GROWTH	ING SOLUTION 2015 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	5.73%	1.77%

MARSICO GROWTH	ING SOLUTION 2025 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	13.47%	4.17%

MARSICO GROWTH	ING SOLUTION 2035 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	12.70%	3.94%

MARSICO GROWTH	ING SOLUTION 2045 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	7.03%	2.18%

MARSICO GROWTH	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	94.35%	62.00%

MARSICO GROWTH	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	99.83%	2.09%

MARSICO INTERNATIONAL OPPORTUNITIES	RELIASTER LIFE INSURANCE CO FBO SELECT LIFE NY RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	ADV Class	10.01%	0.15%

MARSICO INTERNATIONAL OPPORTUNITIES	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	88.01%	1.31%

MARSICO INTERNATIONAL OPPORTUNITIES	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class I	6.32%	2.98%

MARSICO INTERNATIONAL OPPORTUNITIES	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	20.34%	9.60%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

MARSICO INTERNATIONAL OPPORTUNITIES	ING LIFESTYLE MODERATE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	9.84%	4.64%

MARSICO INTERNATIONAL OPPORTUNITIES	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	12.43%	5.86%

MARSICO INTERNATIONAL OPPORTUNITIES	ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	7.86%	3.71%

MARSICO INTERNATIONAL OPPORTUNITIES	ING SOLUTION 2015 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	5.12%	2.41%

MARSICO INTERNATIONAL OPPORTUNITIES	ING SOLUTION 2025 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	10.12%	4.77%

MARSICO INTERNATIONAL OPPORTUNITIES	ING SOLUTION 2035 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	12.49%	5.89%

MARSICO INTERNATIONAL OPPORTUNITIES	ING SOLUTION 2045 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	8.80%	4.15%

MARSICO INTERNATIONAL OPPORTUNITIES	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	82.01%	42.11%

MARSICO INTERNATIONAL OPPORTUNITIES	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	11.65%	5.98%

MARSICO INTERNATIONAL OPPORTUNITIES	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	Service 2 Class	97.38%	0.00%

MFS TOTAL RETURN	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	ADV Class	51.63%	0.10%

MFS TOTAL RETURN	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TS31 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	48.37%	0.10%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

MFS TOTAL RETURN	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	89.65%	11.66%

MFS TOTAL RETURN	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	94.95%	79.22%

MFS TOTAL RETURN	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	98.38%	3.31%

MFS UTILITIES	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	ADV Class	96.49%	0.17%

MFS UTILITIES	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class I	14.69%	0.19%

MFS UTILITIES	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	85.31%	1.13%

MFS UTILITIES	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	86.94%	85.64%

MFS UTILITIES	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	8.47%	8.34%

MFS UTILITIES	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	Service 2 Class	99.13%	0.00%

OPPENHEIMER MAIN STREET®	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class I	12.25%	0.17%

OPPENHEIMER MAIN STREET®	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	50.00%	0.70%

OPPENHEIMER MAIN STREET®	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class I	20.54%	0.29%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

OPPENHEIMER MAIN STREET®	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	17.09%	0.24%

OPPENHEIMER MAIN STREET®	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	95.30%	93.00%

OPPENHEIMER MAIN STREET®	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	1.02%

PIMCO CORE BOND	ING LIFESTYLE MODERATE PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	23.75%	9.01%

PIMCO CORE BOND	ING LIFESTYLE MODERATE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	41.44%	15.73%

PIMCO CORE BOND	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	28.04%	10.64%

PIMCO CORE BOND	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	99.00%	59.37%

PIMCO CORE BOND	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	2.08%

PIMCO HIGH YIELD	ING LIFESTYLE MODERATE PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	22.95%	5.92%

PIMCO HIGH YIELD	ING LIFESTYLE MODERATE GROWTH PORT ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	38.13%	9.84%

PIMCO HIGH YIELD	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	38.53%	9.95%

PIMCO HIGH YIELD	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	94.12%	69.82%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

PIMCO HIGH YIELD	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	Service 2 Class	97.87%	0.00%

PIONEER EQUITY INCOME	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	97.08%	0.00%

PIONEER EQUITY INCOME	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	98.68%	98.68%

PIONEER EQUITY INCOME	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	98.02%	0.00%

PIONEER FUND	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	97.77%	0.00%

PIONEER FUND	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	93.58%	28.21%

PIONEER FUND	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	94.64%	66.11%

PIONEER FUND	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	Service 2 Class	97.77%	0.00%

PIONEER MIDCAP VALUE	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	97.80%	0.00%

PIONEER MIDCAP VALUE	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	27.86%	10.03%

PIONEER MIDCAP VALUE	ING LIFESTYLE MODERATE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	19.08%	6.84%

PIONEER MIDCAP VALUE	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	24.09%	8.68%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

PIONEER MIDCAP VALUE	ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	7.62%	2.74%

PIONEER MIDCAP VALUE	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	98.76%	63.20%

STOCK INDEX	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	Class I	5.81%	5.60%

STOCK INDEX	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TS31 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	28.91%	27.86%

STOCK INDEX	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class I	41.66%	40.16%

STOCK INDEX	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	22.36%	21.55%

STOCK INDEX	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	Class S	74.22%	1.71%

STOCK INDEX	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	25.78%	0.60%

STOCK INDEX	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	Service 2 Class	37.32%	0.49%

STOCK INDEX	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Service 2 Class	62.68%	0.82%

T. ROWE PRICE CAPITAL APPRECIATION	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	ADV Class	46.96%	0.75%

T. ROWE PRICE CAPITAL APPRECIATION	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	42.12%	0.68%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

T. ROWE PRICE CAPITAL APPRECIATION	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	8.50%	0.14%

T. ROWE PRICE CAPITAL APPRECIATION	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	Class I	16.13%	0.97%

T. ROWE PRICE CAPITAL APPRECIATION	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	25.97%	1.56%

T. ROWE PRICE CAPITAL APPRECIATION	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class I	27.78%	1.67%

T. ROWE PRICE CAPITAL APPRECIATION	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	28.79%	1.73%

T. ROWE PRICE CAPITAL APPRECIATION	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	85.59%	76.38%

T. ROWE PRICE CAPITAL APPRECIATION	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	10.79%	9.63%

T. ROWE PRICE CAPITAL APPRECIATION	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	98.25%	3.08%

T. ROWE PRICE EQUITY INCOME	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	ADV Class	41.14%	0.69%

T. ROWE PRICE EQUITY INCOME	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TS31 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	54.06%	0.91%

T. ROWE PRICE EQUITY INCOME	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	Class I	5.20%	0.70%

T. ROWE PRICE EQUITY INCOME	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class I	12.33%	1.66%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

T. ROWE PRICE EQUITY INCOME	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	6.05%	0.81%

T. ROWE PRICE EQUITY INCOME	ING SOLUTION 2015 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	10.65%	1.43%

T. ROWE PRICE EQUITY INCOME	ING SOLUTION 2025 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	25.04%	3.37%

T. ROWE PRICE EQUITY INCOME	ING SOLUTION 2035 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	21.64%	2.91%

T. ROWE PRICE EQUITY INCOME	ING SOLUTION 2045 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	13.08%	1.76%

T. ROWE PRICE EQUITY INCOME	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	79.04%	63.38%

T. ROWE PRICE EQUITY INCOME	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	16.46%	13.20%

T. ROWE PRICE EQUITY INCOME	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	49.57%	2.33%

T. ROWE PRICE EQUITY INCOME	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	Service 2 Class	49.79%	2.34%

TEMPLETON GLOBAL GROWTH	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	97.46%	0.00%

TEMPLETON GLOBAL GROWTH	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	97.17%	95.62%

TEMPLETON GLOBAL GROWTH	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	1.56%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

VAN KAMPEN CAPITAL GROWTH	ING CLASS ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	97.81%	0.00%

VAN KAMPEN CAPITAL GROWTH	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class I	28.24%	9.07%

VAN KAMPEN CAPITAL GROWTH	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	71.53%	22.97%

VAN KAMPEN CAPITAL GROWTH	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	96.95%	51.90%

VAN KAMPEN CAPITAL GROWTH	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	14.36%

VAN KAMPEN GLOBAL FRANCHISE	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	97.33%	0.00%

VAN KAMPEN GLOBAL FRANCHISE	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	98.37%	79.02%

VAN KAMPEN GLOBAL FRANCHISE	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	19.67%

VAN KAMPEN GROWTH AND INCOME	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	ADV Class	68.96%	0.23%

VAN KAMPEN GROWTH AND INCOME	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	23.43%	0.077%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

VAN KAMPEN GROWTH AND INCOME	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	7.61%	0.025%

VAN KAMPEN GROWTH AND INCOME	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	90.17%	82.27%

VAN KAMPEN GROWTH AND INCOME	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	99.94%	8.43%

VAN KAMPEN REAL ESTATE	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	ADV Class	25.26%	0.02%

VAN KAMPEN REAL ESTATE	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	74.74%	0.07%

VAN KAMPEN REAL ESTATE	ING LIFESTYLE MODERATE PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	10.91%	5.65%

VAN KAMPEN REAL ESTATE	ING LIFESTYLE MODERATE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	26.11%	13.51%

VAN KAMPEN REAL ESTATE	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	32.98%	17.07%

VAN KAMPEN REAL ESTATE	ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	10.43%	5.40%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

VAN KAMPEN REAL ESTATE	ING SOLUTION 2015 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	5.43%	2.81%

VAN KAMPEN REAL ESTATE	ING SOLUTION 2025 PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	6.340%	3.31%

VAN KAMPEN REAL ESTATE	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	89.43%	41.15%

VAN KAMPEN REAL ESTATE	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	9.44%	4.34%

VAN KAMPEN REAL ESTATE	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	2.14%

VP INDEX PLUS INTERNATIONAL EQUITY	ING LIFE INSURANCE & ANNUITY CO 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	99.08%	0.00%

VP INDEX PLUS INTERNATIONAL EQUITY	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	13.66%	11.64%

VP INDEX PLUS INTERNATIONAL EQUITY	ING LIFESTYLE MODERATE PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	5.32%	4.53%

VP INDEX PLUS INTERNATIONAL EQUITY	ING LIFESTYLE MODERATE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	10.61%	9.04%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

VP INDEX PLUS INTERNATIONAL EQUITY	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	26.79%	22.82%

VP INDEX PLUS INTERNATIONAL EQUITY	ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	10.59%	9.02%

VP INDEX PLUS INTERNATIONAL EQUITY	ING VP STRATEGIC ALLOCATION GROWTH ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	10.15%	8.64%

VP INDEX PLUS INTERNATIONAL EQUITY	ING VP STRATEGIC ALLOCATION MODERATE ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	7.45%	6.35%

VP INDEX PLUS INTERNATIONAL EQUITY	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	33.36%	4.91%

VP INDEX PLUS INTERNATIONAL EQUITY	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	7.445%	1.10%

VP INDEX PLUS INTERNATIONAL EQUITY	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class S	41.39%	6.09%

VP INDEX PLUS INTERNATIONAL EQUITY	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	14.90%	2.19%

VP INDEX PLUS INTERNATIONAL EQUITY	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	0.08%

WELLS FARGO DISCIPLINED VALUE	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	ADV Class	67.72%	0.02%

WELLS FARGO DISCIPLINED VALUE	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	ADV Class	32.23%	0.01%

WELLS FARGO DISCIPLINED VALUE	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	97.61%	95.71%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

WELLS FARGO SMALL CAP DISCIPLINED	ING NATIONAL TRUST 151 FARMINGTON AVE # 41 HARTFORD CT 06156-0001	Service 2 Class	50.94%	0.12%

WELLS FARGO DISCIPLINED VALUE	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Service 2 Class	100.00%	1.93%

WELLS FARGO SMALL CAP DISCIPLINED	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	ADV Class	100.00%	0.38%

WELLS FARGO SMALL CAP DISCIPLINED	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class I	7.55%	5.72%

WELLS FARGO SMALL CAP DISCIPLINED	ING LIFESTYLE MODERATE PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	7.59%	5.7%

WELLS FARGO SMALL CAP DISCIPLINED	ING LIFESTYLE MODERATE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	15.14%	11.46%

WELLS FARGO SMALL CAP DISCIPLINED	ING LIFESTYLE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	57.36%	43.42%

WELLS FARGO SMALL CAP DISCIPLINED	ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO ATTN CARNEEN STOKES 7337 E DOUBLETREE RANCH RD SCOTTSDALE AZ 85258-2034	Class I	12.09%	9.15%

WELLS FARGO SMALL CAP DISCIPLINED	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class S	34.12%	8.08%

WELLS FARGO SMALL CAP DISCIPLINED	SECURITY LIFE INSURANCE OF DENVER A VUL RTE 5106 PO BOX 20 MINNEAPOLIS MN 55440-0020	Class S	47.13%	11.17%

Portfolio	Fund Name	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

WELLS FARGO SMALL CAP DISCIPLINED	RELIASTAR LIFE INSURANCE CO FBO SVUL I ATTN JILL BARTH CONVEYOR TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Class S	12.31%	2.92%

WELLS FARGO SMALL CAP DISCIPLINED	ING LIFE INSURANCE & ANNUITY CO ATTN VALUATION UNIT-TN41 151 FARMINGTON AVE HARTFORD CT 06156-0001	Service 2 Class	49.05%	0.12%

ADVISERS

DSL and ING Investments serve as the advisers to the Portfolios pursuant to two management agreements between DSL and the Trust and one management agreement between ING Investments and the Trust (“Advisory Agreements”).  DSL and ING Investments are registered with the SEC as advisers and serve as advisers to registered investment companies.  On December 31, 2006, an internal reorganization was undertaken in which Directed Services, Inc. (“DSI”), a former adviser to certain Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI’s advisory contracts were assumed by DSL. Regarding ING Investments, on February 26, 2001, its name changed from “ING Pilgrim Investments, Inc.” to “ING Pilgrim Investments, LLC.”  On March 1, 2002, the name was changed from “ING Pilgrim Investments, LLC,” to “ING Investments, LLC.”  Three Sub-Advisers of the Trust, ING Clarion Real Estate Securities, L.P., ING Investment Management Advisors, B.V. and ING Investment Management Co., are affiliates of the Advisers through their common ownership by ING Groep.  ING Investments serves as the Adviser for Global Real Estate, Disciplined Small Cap Value and VP Index Plus International Equity Portfolios.  DSL serves as the Adviser for all other Portfolios.

In addition, DSL has entered into an Administrative Services Sub-Contract (the “Sub-Contract”) with one of its affiliates, ING Funds Services, LLC (“ING Funds Services”), effective January 2, 2003, for all of the Portfolios except BlackRock Inflation Protected Bond, Disciplined Small Cap Value, Franklin Income, Global Real Estate, Goldman Sachs Commodity Strategy, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Mulri-Manager International Small Cap, Pioneer Equity Income, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios.  ING Funds Services is located at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.  Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSL under the Advisory Agreements to the Trust on DSL’s behalf.  Under the Sub-Contract, ING Funds Services is compensated by DSL a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract.  The Trust has entered into an Administration Agreement with ING Funds Services directly on behalf of BlackRock Inflation Protected Bond, Disciplined Small Cap Value,  Franklin Income, Global Real Estate, Goldman Sachs Commodity Strategy, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Multi-Manager International Small Cap, Pioneer Equity Income, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios.  Please see the “Administration” section of this SAI for an explanation of ING Funds Services’ responsibilities regarding BlackRock Inflation Protected Bond, Disciplined Small Cap Value, Franklin Income, Global Real Estate, Goldman Sachs Commodity Strategy, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Multi-Manager International Small Cap, Pioneer Equity Income, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios.

The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as investment options for Variable Contracts issued by ING USA.  DSL is the principal underwriter and distributor of the Variable Contracts issued by ING USA.  Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company (“Golden American”) and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA.  Golden American was a stock life insurance company organized under the laws of the State of Delaware.  Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly-owned subsidiary of Equitable of Iowa.  The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

Pursuant to the Advisory Agreements, and subject to the authority of the Board, the Advisers are responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Sub-Advisers.  These services include, but are not limited to, (i) coordinating for all Portfolios, at the Advisers’ expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Sub-Advisers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolios’ portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolios, at the Advisers’ expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Advisers of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Advisers of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolios; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Advisers’ expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Advisory Agreements.  Other responsibilities of the Advisers’ are described in the Prospectuses.

The Trust and the Advisers have received an exemptive order from the SEC that allows the Advisers to enter into new investment sub-advisory contracts (“Sub-Advisory Agreements”) and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval for all Portfolios.  This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change.  The Advisers remain responsible for providing general management services to each of their Portfolios, including overall supervisory responsibility for the general management and investment of each of their Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio’s assets; (iii) when appropriate, allocate and reallocate a Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio’s investment objectives, policies and restrictions.

The Advisers shall make their officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

Pursuant to the Advisory Agreements, the Advisers are authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio’s assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Sub-Adviser is engaged to manage the assets of such Portfolio.

The Advisory Agreements continue in effect for an initial two year period and from year to year thereafter with respect to each Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and (ii) a majority of the Trustees who are not parties to such Advisory Agreements or “interested persons” (as defined in the 1940 Act) of any such party.  The Advisory Agreement, between DSI and the Trust, dated October 24, 1997, as amended May 24, 2002 and further amended and restated January 1, 2007, was last renewed by a majority of the Independent Trustees on November 28, 2007, and was approved by a majority of the shareholders of the Trust at a special meeting of the Trust’s shareholders on July 10, 2002.  The Advisory Agreements may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Advisers, on 60 days’ written notice by either party to the Advisory Agreements, and will terminate automatically if assigned as that term is described in the 1940 Act.

Prior to October 24, 1997, DSI served as an Adviser to the Trust pursuant to an Advisory Agreement dated August 13, 1996, and prior to August 13, 1996, DSI served as an Adviser to the Trust pursuant to an Advisory Agreement dated October 1, 1993.

Prior to February 25, 2004, ING Investments served as an Adviser to the Trust pursuant to an Advisory Agreement dated August 21, 2003.

Approval of Advisory and Sub-Advisory Agreements

For more information regarding the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios’ annual shareholder report dated December 31, 2007.

Advisory Fees

As compensation for their services under the Advisory Agreements, each Portfolio pays its respective adviser, expressed as an annual rate, a monthly fee (a “unified fee” for all Portfolios except BlackRock Inflation Protected Bond, Disciplined Small Cap Value, Franklin Income, Global Real Estate, Goldman Sachs Commodity Strategy, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Multi-Manager International Small Cap, Pioneer Equity Income, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios on behalf of which the Trust pays the Advisers and the Administrator separately) in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

Portfolio	Annual Advisory Fees

ING AllianceBernstein Mid Cap Growth and ING Marsico Growth

0.85% of the first $250 million of the combined average daily net assets of the Portfolios;
0.80% on the next $400 million of the combined average daily net assets of the Portfolios;
0.75% on the next $450 million of the combined average daily net assets of the Portfolios; and
0.70% of the Portfolios’ combined average daily net assets in excess of $1.1 billion.

ING BlackRock Inflation Protected Bond

0.450% on first $200 million of the Portfolio’s average daily net assets;
0.400% on next $800 million of the Portfolio’s average daily net assets; and
0.300% of the Portfolio’s average daily net assets in excess of $1 billion.

ING BlackRock Large Cap Growth; and ING BlackRock Large Cap Value(1)

0.80% on the first $500 million of the Portfolio’s average daily net assets;
0.75% on next $250 million of the Portfolio’s average daily net assets;
0.70% on next $500 million of the Portfolio’s average daily net assets;
0.65% on next $750 million of the Portfolio’s average daily net assets; and
0.60% of the Portfolio’s average daily net assets in excess of $2 billion.

ING Capital Guardian U.S. Equities(1)

0.75% on the first $500 million of the Portfolio’s average daily net assets;
0.70% on the next $250 million of the Portfolio’s average daily net assets;
0.65% on the next $500 million of the Portfolio’s average daily net assets; and
0.60% of the Portfolio’s average daily net assets in excess of $1.25 billion.

ING Disciplined Small Cap Value	0.55% on first $500 million; 0.50% on next $500 million; and 0.45% of the Portfolio’s average daily net assets in excess of $1 billion.

ING Evergreen Health Sciences	0.75% on the first $500 million of the Portfolio’s average daily net assets; and 0.70% of the Portfolio’s average daily net assets in excess of $500 million.

ING Evergreen Omega

0.60% of the first $750 million of the Portfolio’s average daily net assets;
0.55% on the next $750 million of the Portfolio’s average daily net assets;
0.50% of the next $5 billion of the Portfolio’s average daily net assets;
0.475% of the next $5 billion of the Portfolio’s average daily net assets;
0.455% of the next $5 billion of the Portfolio’s average daily net assets;
0.44% of the next $5 billion of the Portfolio’s average daily net assets; and
0.43% of the Portfolio’s average daily net assets over $21.5 billion.

ING FMRSM Diversified Mid Cap (2)	0.65% of the first $800 million; 0.60% of the next $700 million; and 0.58% on assets in excess of $1.5 billion.

ING Franklin Income	0.65% on the first $500 million of the Portfolio’s average daily net assets; and 0.60% of the Portfolio’s average daily net assets in excess of $500 million.

ING Franklin Mutual Shares

0.780% on first $5 billion of the Portfolio’s average daily net assets;
0.750% on next $5 billion of the Portfolio’s average daily net assets;
0.730% on next $5 billion of the Portfolio’s average daily net assets;
0.710% on next $5 billion of the Portfolio’s average daily net assets; and
0.690% of the Portfolio’s daily net assets in excess of $20 billion .

ING Global Real Estate

0.80% on the first $250 million of the Portfolio’s average daily net assets;
0.775% on the next $250 million of the Portfolio’s average daily net assets; and
0.70% of the Portfolio’s average daily net assets in excess of $500 million

ING Global Resources ING T. Rowe Price Capital	0.75% on the first $750 million of the combined average daily net assets of the Portfolios;

Portfolio	Annual Advisory Fees

Appreciation; ING T. Rowe Price Equity Income; ING Van Kampen Growth and Income; ING Van Kampen Real Estate; and ING Wells Fargo Disciplined Value

0.70% on the next $1.25 billion of the combined average daily net assets of the Portfolios;
0.65% on the next $1.5 billion of the combined average daily net assets of the Portfolios; and
0.60% of the Portfolios’ combined average daily net assets in excess of $3.5 billion.

ING Goldman Sachs Commodity Strategy	0.70% on the first $1 billion of the Portfolio’s average daily net assets; and 0.65% of the Portfolio’s average daily net assets in excess of $1 billion.

ING International Growth Opportunities	1.00% on the first $500 million of the Portfolio’s average daily net assets; and 0.80% of the Portfolio’s average daily net assets in excess of $500 million.

ING Janus Contrarian; and ING Legg Mason Value

0.81% on the first $250 million of the Portfolios’ combined average daily net assets;
0.77% on the next $400 million of the Portfolios’ combined average daily net assets;
0.73% on the next $450 million of the Portfolios’ combined average daily net assets; and
0.67% of the Portfolios’ average daily net assets in excess of $1.1 billion.

ING Julius Baer Foreign(1)

1.00% on the first $50 million of the Portfolio’s average daily net assets;
0.95% on the next $200 million of the Portfolio’s average daily net assets;
0.90% on the next $250 million of the Portfolio’s average daily net assets; and
0.85% of the Portfolio’s average daily net assets in excess of $500 million.

ING JPMorgan Emerging Markets Equity	1.25% of the Portfolio’s average daily net assets.

ING JPMorgan Small Cap Core Equity(1)

0.90% on the first $200 million of the Portfolio’s average daily net assets;
0.85% on the next $300 million of the Portfolio’s average daily net assets;
0.80% on the next $250 million of the Portfolio’s average daily net assets; and
0.75% of the Portfolio’s average daily net assets in excess of $750 million.

ING JPMorgan Value Opportunities

0.40% on the first $21 billion of the Portfolio’s average daily net assets;
0.39% on the next $5 billion of the Portfolio’s average daily net assets; and
0.38% of the Portfolio’s average daily net assets over $26 billion.

ING Limited Maturity Bond; and ING Liquid Assets

0.35% on the first $200 million of the Portfolios’ combined average daily net assets;
0.30% on the next $300 million of the Portfolios’ combined average daily net assets; and
0.25% of the Portfolios’ average daily net assets in excess of $500 million.

ING Lord Abbett Affiliated

0.75% on the first $500 million of the Portfolios’ combined average daily net assets;
0.70% on the next $250 million of the Portfolios’ combined average daily net assets;
0.65% on the next $500 million of the Portfolios’ combined average daily net assets; and
0.60% on assets thereafter.

ING Marsico International Opportunities	0.54% on the first $21 billion of the Portfolio’s average daily net assets; and 0.53% of the Portfolio’s average daily net assets over $21 billion

ING MFS Total Return and ING Oppenheimer Main Street®

0.75% on the first $250 million of the Portfolios’ combined average daily net assets;
0.70% on next $400 million of the Portfolios’ combined average daily net assets;
0.65% on next $450 million of the Portfolios’ combined average daily net assets; and
0.60% of the Portfolios’ average daily net assets in excess of $1.1 billion.

ING MFS Utilities

0.60% on the first $1 billion of the Portfolio’s average daily net assets;
0.55% on the next $500 million of the Portfolio’s average daily net assets;
0.50% on the next $5 billion of the Portfolio’s average daily net assets;
0.47% on the next $5 billion of the Portfolio’s average daily net assets;
0.45% on the next $5 billion of the Portfolio’s average daily net assets;
0.44% on the next $5 billion of the Portfolio’s average daily net assets; and
0.43% of the Portfolio’s average daily net assets over $21.5 billion.

ING Multi-Manager International Small Cap	1.00% on the first $1 billion of the Portfolio’s average daily net assets; and 0.97% of the Portfolio’s average daily net assets in excess of $1 billion.

ING PIMCO Core Bond (1)

0.75% on first $100 million of the Portfolio’s average daily net assets;
0.65% on next $100 million of the Portfolio’s average daily net assets; and
0.55% of the Portfolio’s average daily net assets in excess of $200 million

ING PIMCO High Yield	0.49%

ING Pioneer Equity Income	0.65% on the first $500 million of the Portfolio’s average daily net assets; and 0.60% of the Portfolio’s average daily net assets in excess of $500 million.

ING Pioneer Fund	0.725% on the first $500 million;

Portfolio	Annual Advisory Fees

0.675% on the next $500 million; and 0.625% on assets thereafter.

ING Pioneer Mid Cap Value	0.64%

ING Stock Index	0.26%

ING Templeton Global Growth

0.96% on the first $250 million of the Portfolio’s average daily net assets;
0.86% on the next $250 million of the Portfolio’s average daily net assets; and
0.76% of the Portfolio’s average daily net assets on assets thereafter.

ING Van Kampen Capital Growth (1)	0.65% on the first $1 billion of the Portfolio’s average daily net assets; and 0.60% of the Portfolio’s average daily net assets in excess of $1 billion.

ING Van Kampen Global Franchise

1.00% on the first $250 million of the Portfolio’s average daily net assets;
0.90% on the next $250 million of the Portfolio’s average daily net assets; and
0.75% of the Portfolio’s average daily net assets in excess of $500 million.

ING VP Index Plus International Equity	0.45% of the Portfolio’s average daily net assets.

ING Wells Fargo Small Cap Disciplined

0.77% on the first $500 million of the Portfolio’s average daily net assets;
0.70% on the next $500 million of the Portfolio’s average daily net assets;
0.65% on the next $500 million of the Portfolio’s average daily net assets;
0.60% on the next $5 billion of the Portfolio’s average daily net assets; and
0.53% of the Portfolio’s average daily net assets in excess of $6.5 billion.

(1)

Pursuant to a waiver, DSL has agreed to lower the advisory fee for ING BlackRock Large Cap Value Portfolio,  ING Capital Guardian U.S. Equities Portfolio, ING Julius Baer Foreign Portfolio, ING JPMorgan Small Cap Core Equity Portfolio, ING PIMCO Core Bond Portfolio and ING Van Kampen Capital Growth Portfolio so that advisory fees payable to DSL will be waived in amounts equal to 50% of the savings to DSL resulting from the implementation of sub-advisory fee reductions for the period from May 1, 2008 through May 1, 2009 for all the above-referenced portfolios except ING Julius Baer Foreign Portfolio for which the period will be from July 31, 2007 through May 1, 2009 and ING PIMCO Core Bond Portfolio for which the period will be from April 1, 2008 through April 1, 2009.   There is no guarantee that these waivers will continue after these dates.  These agreements will only renew if DSL elects to renew them.

(2)

Effective May 2, 2005, FMRSM has entered into a sub-/sub-advisory agreement with FMR SM Co., Inc. (“FMR SM Co.”) under which it has delegated certain of its sub-advisory duties for the portfolios to FMR SM Co.  FMR SM Co. provides investment management services to equity and high income funds managed by FMR and its affiliates.

To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Total Advisory Fees Paid

The following chart sets forth the total amounts the Portfolios paid to the Advisers for the last three fiscal years ended December 31:

Portfolio	2007		2006	2005
ING AllianceBernstein Mid Cap Growth	$4,641,469		$4,801,904	$4,451,039
ING BlackRock Inflation Protected Bond	$546,271	(1)	N/A	N/A
ING BlackRock Large Cap Growth	$2,945,014		$1,230,526	$465,940
ING BlackRock Large Cap Value	$1,318,675		$857,951	$809,804

Portfolio	2007		2006		2005
ING Capital Guardian U.S. Equities	$4,131,534		$4,431,752		$4,683,606
ING Disciplined Small Cap Value	$891,766		$186,747	(2)	N/A
ING Evergreen Health Sciences	$1,610,112		$1,397,814		$617,776
ING Evergreen Omega	$1,223,055		$1,228,379		$376,456
ING FMRSM Diversified Mid Cap	$7,446,505		$4,786,673		$2,358,665
ING Franklin Income	$2,417,325		$510,325	(2)	N/A
ING Franklin Mutual Shares	$1,108,784	(1)	N/A		N/A
ING Global Real Estate	$1,803,998		$497,576	(3)	N/A
ING Global Resources	$5,497,712		$3,413,414		$1,870,178
ING Goldman Sachs Commodity Strategy(4)	N/A		N/A		N/A
ING International Growth Opportunities	$1,771,797		$1,852,606		$1,947,996
ING Janus Contrarian	$4,203,650		$919,058		$542,593
ING JPMorgan Emerging Markets Equity	$12,620,021		$7,379,490		$2,986,827
ING JPMorgan Small Cap Core Equity	$3,900,562		$3,421,359		$2,310,359
ING JPMorgan Value Opportunities	$1,465,043		$1,131,686		$433,696	(5)
ING Julius Baer Foreign	$17,980,967		$10,749,643		$5,527,730
ING Legg Mason Value	$6,915,839		$5,561,108		$3,589,860
ING Limited Maturity Bond	$1,613,770		$941,810		$951,705
ING Liquid Assets	$3,329,831		$2,746,850		$2,483,025
ING Lord Abbett Affiliated	$1,822,499		$1,587,023		$1,419,418
ING Marsico Growth	$7,219,680		$6,838,119		$6,837,516
ING Marsico International Opportunities	$2,402,515		$1,577,541		$307,251
ING MFS Total Return	$10,189,769		$10,356,589		$10,100,623
ING MFS Utilities	$2,706,228		$1,276,841		$427,418	(5)
ING Multi-Manager International Small Cap(4)	N/A		N/A		N/A
ING Oppenheimer Main Street®	$3,402,848		$3,531,172		$3,727,350
ING PIMCO Core Bond	$9,196,464		$7,198,850		$5,452,842
ING PIMCO High Yield	$3,558,744		$3,854,754		$3,372,672
ING Pioneer Equity Income	$472,891	(6)	N/A		N/A
ING Pioneer Fund	$990,319		$860,688		$233,422
ING Pioneer Mid Cap Value	$5,994,250		$4,510,239		$1,503,942	(5)
ING Stock Index	$1,147,772		$1,047,130		$1,024,537
ING T. Rowe Price Capital Appreciation	$21,488,946		$17,910,225		$14,684,774
ING T. Rowe Price Equity Income	$9,229,905		$8,022,425		$7,122,496
ING Templeton Global Growth	$4,890,751		$3,844,964		$3,609,367
ING Van Kampen Capital Growth	$692,595		$704,592		$622,472
ING Van Kampen Global Franchise	$4,128,856		$3,227,235		$2,237,025
ING Van Kampen Growth and Income	$6,684,292		$6,363,265		$5,719,851
ING Van Kampen Real Estate	$7,632,472		$6,897,163		$5,222,875
ING VP Index Plus International Equity	$2,839,898		$1,003,836		$51,052
ING Wells Fargo Disciplined Value	$1,716,607		$1,827,003		$1,924,757
ING Wells Fargo Small Cap Disciplined	$1,425,977		$839,412		$3,164	(7)

(1) ING BlackRock Inflation Protected Bond and ING Franklin Mutual Shares Portfolios commenced operations on April 30, 2007.  Reflects the period from April 30, 2007 to December 31, 2007.

(2) ING Franklin Income Portfolio  and ING Disciplined Small Cap Value Portfolio commenced operations on April 28, 2006.  Reflects the period from April 28, 2006 to December 31, 2006.

(3) ING Global Real Estate Portfolio commenced operations on January 3, 2006.  Reflects the period from January 3, 2006 to December 31, 2006.

(4) The Portfolio had not commenced operations.

(5) ING JPMorgan Value Opportunities, ING MFS Utilities and ING Pioneer Mid Cap Value Portfolio commenced operations on  April 29, 2005.  Reflects the period from April 29, 2005 to December 31, 2005.

(6) ING Pioneer Equity Income Portfolio commenced operations on May 11, 2007.  Reflects the period from May 11, 2007 to December 31, 2007.

(7) ING Wells Fargo Small Cap Disciplined Portfolio commenced operations on November 30, 2005.  Reflects the period from November 30, 2005 to December 31, 2005.

SUB-ADVISERS

The Advisers have engaged the services of certain Sub-Advisers to provide sub-advisory services to the Portfolios. The Trust, the respective Adviser and each Sub-Adviser have entered into Sub-Advisory Agreements, which were approved by the Trustees of the Trust and by shareholders of those Portfolios that are managed by affiliated Sub-Advisers of the Advisers. The Sub-Adviser of Van Kampen Global Franchise Portfolio, Morgan Stanley Investment Management Inc. (“MSIM, Inc.”), has entered into a Sub-Advisory agreement with a MSIM, Inc.-affiliated entity, Morgan Stanley Investment Management Limited (“MSIML”), so that MSIM, Inc. may utilize MSIML’s services as well as delegate some of its portfolio management responsibilities for the Portfolio to MSIML. The Sub-Adviser of FMRSM Diversified Mid Cap, FMRSM, has entered into a Sub-Sub-Advisory agreement with FMR Co., Inc. (“FMRC”), so that FMR may utilize FMRC’s services as well as delegate the day-to-day investment management responsibilities for the Portfolio to FMRC.

Sub-Advisory Fees

Pursuant to separate Sub-Advisory Agreements, the Advisers (and not the Trust) pay each Sub-Adviser for its services a monthly fee in areas expressed as an annual percentage of the applicable Portfolio’s average daily net assets as follows:

Sub-Adviser	Portfolio	Sub-Advisory Fee

AllianceBernstein L.P.	ING AllianceBernstein Mid Cap Growth (1)

0.75% on the first $10 million of the Portfolio’s average daily net assets;
0.625% on the next $10 million of the Portfolio’s average daily net assets;
0.50% on the next $20 million of the Portfolio’s average daily net assets;
0.375% on the next $20 million of the Portfolio’s average daily net assets; and
0.25% of the Portfolio’s average daily net
assets on amounts in excess $60 million

American Century Global Investment Management, Inc.	ING Multi-Manager International Small Cap	0.65% on all assets

BlackRock Financial Management, Inc	ING BlackRock Inflation Protected Bond	0.15% on the first $100 million of the Portfolio’s average daily net assets; 0.08% on the next $400 million of the Portfolio’s average daily net assets; and 0.05% thereafter

BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth(1) (2)	0.40% on the first $250 million of the Portfolio’s average daily net assets; 0.35% on the next $250 million of the Portfolio’s average daily net assets; and 0.325% thereafter

	ING BlackRock Large Cap Value(1) (2)	0.40% on the first $250 million of the Portfolio’s average daily net assets; 0.35% on the next $250 million of the Portfolio’s average daily net assets; and 0.325% thereafter

Capital Guardian Trust Company	ING Capital Guardian U.S. Equities

0.50% on the first $150 million of the Portfolio’s average daily net assets;
0.45% on the next $150 million of the Portfolio’s average daily net assets;
0.35% on the next $200 million of the Portfolio’s average daily net assets;
0.30% on the next $500 million of the Portfolio’s average daily net assets;
0.275% on the next $1 billion of the Portfolio’s average daily net assets; and
0.25% thereafter

Evergreen Investment Management Company, LLC	ING Evergreen Health Sciences	0.45% of the Portfolio’s average daily net assets

	ING Evergreen Omega	0.30% of the Portfolio’s average daily net assets

Sub-Adviser	Portfolio	Sub-Advisory Fee

Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap;	0.40% on the first $250 million of the Portfolio’s average daily net assets; and 0.35% of the Portfolio’s average daily net assets in excess of $250 million

Franklin Advisers, Inc.	ING Franklin Income (3)

0.625% on the first $50 million of the Portfolio’s average daily net assets;
0.465% on the next $150 million of the Portfolio’s average daily net assets;
0.375% on the next $300 million of the Portfolio’s average daily net assets;
0.35% on the next $300 million of the Portfolio’s average daily net assets; and
0.30% thereafter

Franklin Mutual Advisers, LLC	ING Franklin Mutual Shares	0.51%

Goldman Sachs Asset Management, L.P.	ING Goldman Sachs Commodity Strategy	0.25% on the first $200 million; 0.23% on the next $800 million; and 0.20% on assets over $1 billion

ING Clarion Real Estate Securities L.P.	ING Global Real Estate

0.40% on first $250 million of the Portfolio’s average daily net assets;
0.375% on the next $250 million of the Portfolio’s average daily net assets; and
0.35% of the Portfolio’s average daily net assets above $500 million

ING Investment Management Co.	ING Disciplined Small Cap Value(4)	0.2475% on first $500 million of the Portfolio’s average daily net assets; 0.2250% on next $500 million of the Portfolio’s average daily net assets; and 0.2025% thereafter

	ING Global Resources(4)	0.40% of the Portfolio’s average daily net assets

	ING International Growth Opportunities (1)(4)	0.45% on the first $500 million of the Portfolio’s average daily net assets; and 0.36% of the Portfolio’s average daily net assets in excess of $500 million

ING Limited Maturity Bond and ING Liquid Assets (4)

0.1575% on the first $200 million of the Portfolios’ combined average daily net assets;
0.1350% on the next $300 million of the Portfolios’ average daily net assets; and
0.1125% of the Portfolios’ average daily net assets in excess of $500 million

	ING Stock Index	0.1170% of the Portfolio’s average daily net assets

ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity	0.20% of the Portfolio’s average daily net assets

Janus Capital Management LLC	ING Janus Contrarian	0.45% on the first $500 million of the Portfolio’s average daily net assets; 0.425% on the next $500 million of the Portfolio’s average daily net assets; and 0.40% thereafter

J.P. Morgan Investment Management Inc	ING JPMorgan Small Cap Core Equity (1)	0.55% of the first $200 million of the Portfolio’s average daily net assets; 0.50% on the next $300 million of the Portfolio’s average daily net assets; and 0.45% on thereafter

Sub-Adviser	Portfolio	Sub-Advisory Fee

	ING JPMorgan Value Opportunities	0.40% on the first $50 million of the Portfolio’s average daily net assets; 0.30% on the next $50 million of the Portfolio’s average daily net assets; and 0.25% thereafter

ING JPMorgan Emerging Markets Equity (5)

0.60% on the first $75 million of the Portfolio’s average daily net assets;
0.50% on the next $75 million of the Portfolio’s average daily net assets;
0.40% on the next $350 million of the Portfolio’s average daily net assets; and
0.35% thereafter

Julius Baer Investment Management LLC	ING Julius Baer Foreign (6)	0.45% on the first $500 million of the Portfolio’s average daily net assets; and 0.40% thereafter

Legg Mason Capital Management, Inc	ING Legg Mason Value (1)

0.70% on the first $50 million of the Portfolio’s average daily net assets;
0.45% on the next $50 million of the Portfolio’s average daily net assets;
0.40% on the next $50 million of the Portfolio’s average daily net assets;
0.35% on the next $50 million of the Portfolio’s average daily net assets; and
0.30% of the Portfolio’s average daily net assets over $200 million

Lord, Abbett & Co. LLC	ING Lord Abbett Affiliated (1) (7)

0.35% on the first $200 million of the Portfolio’s average daily net assets;
0.27% on the next $200 million of the Portfolio’s average daily net assets; and
0.25% of the Portfolio’s average daily net assets above $400 million

Marsico Capital Management, LLC	ING Marsico Growth and ING Marsico International Opportunities	0.45% on the first $500 million of the Portfolios’ combined average daily net assets; 0.40% on the next $1 billion of the Portfolios’ average daily net assets; and 0.35% thereafter

Massachusetts Financial Services Company	ING MFS Total Return (8) ING MFS Utilities (8)	0.35% on the first $500 million of the Portfolio’s average daily net assets; 0.30% on the next $1 billion of the Portfolio’s average daily net assets; and 0.25% thereafter

Morgan Stanley Investment Management Inc. d/b/a Van Kampen	ING Van Kampen Growth and Income

0.50% on the first $100 million of the Portfolio’s average daily net assets;
0.40% on the next $100 million of the Portfolio’s average daily net assets;
0.30% on the next $100 million of the Portfolio’s average daily net assets;
0.25% on the next $700 million of the Portfolio’s average daily net assets; and
0.20% thereafter

	ING Van Kampen Real Estate	0.50% on the first $200 million of the Portfolio’s average daily net assets; and 0.40% thereafter

	ING Van Kampen Global Franchise	0.65% on the first $150 million of the Portfolio’s average daily net assets; 0.55% on the next $150 million of the Portfolio’s average daily net assets; 0.45% on the next $200 million of the

Sub-Adviser	Portfolio	Sub-Advisory Fee

Portfolio’s average daily net assets; and 0.40% thereafter

	ING Van Kampen Capital Growth (1) (9)	0.35% on the first $2 billion of the Portfolio’s average daily net assets; 0.32% on the next $1 billion of the Portfolio’s average daily net assets; and 0.30% thereafter

OppenheimerFunds, Inc.	ING Oppenheimer Main Street®(10)	0.30% if total assets as defined below at any month-end are less than or equal to $1 billion; and 0.23% if total assets as defined below at any month-end are in excess of $1 billion

Pacific Investment Management Company LLC	ING PIMCO Core Bond	0.25% of the Portfolio’s average daily net assets

	ING PIMCO High Yield	0.25% of the Portfolio’s average daily net assets

Pioneer Investment Management, Inc.	ING Pioneer Fund ING Pioneer Equity Income

0.40% on the first $500 million of the Portfolio’s average daily net assets;
0.35% on the next $500 million of the Portfolio’s average daily net assets; and
0.30% of the Portfolio’s average daily net assets in excess of $1 billion

	ING Pioneer Mid Cap Value	0.35% of the Portfolio’s average daily net assets

Schroder Investment Management North America Inc.	ING Multi-Manager International Small Cap	0.65% on the first $200 million; 0.60% on the next $200 million; and 0.55% on assets over $400 million

T. Rowe Price Associates	ING T. Rowe Price Capital Appreciation (11)

Assets up to $500 million:
0.50% on the first $250 million average daily net assets
0.40% on assets over $250 million average daily net assets

When assets exceed $500 million:
0.40% on the first $1 billion
0.35% on assets over $1 billion

When assets exceed $2 billion:
0.40% on the first $500 million
0.35% on assets over $500 million

When assets exceed $3 billion:
0.35% on all assets once assets exceed $3 billion

	ING T. Rowe Price Equity Income	0.40% on the first $250 million of the Portfolio’s average daily net assets; 0.375% on the next $250 million of the Portfolio’s average daily net assets; and 0.35% thereafter

Templeton Global Advisors Limited	ING Templeton Global Growth (1) (3)

0.625% on the first $50 million of the Portfolio’s average daily net assets;
0.465% on the next $150 million of the Portfolio’s average daily net assets;
0.375% on the next $300 million of the Portfolio’s average daily net assets;
0.35% on the next $300 million of the Portfolio’s average daily net assets; and
0.30% on assets thereafter

Sub-Adviser	Portfolio	Sub-Advisory Fee

Wells Capital Management, Inc.	ING Wells Fargo Disciplined Value (1)

0.55% on the first $50 million of the Portfolio’s average daily net assets;
0.50% on the next $50 million of the Portfolio’s average daily net assets;
0.45% on the next $200 million of the Portfolio’s average daily net assets; and
0.40% on assets thereafter

	ING Wells Fargo Small Cap Disciplined	0.60% of the Portfolio’s average daily net assets

(1)

As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of April 30, 2007, ING Wells Fargo Mid Cap Disciplined Portfolio is known as ING Wells Fargo Disciplined Value Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of September 30, 2006 ING Mercury Large Cap Growth Portfolio is known as ING BlackRock Large Cap Growth Portfolio and ING Mercury Large Cap Value Portfolio is known as ING BlackRock Large Cap Value Portfolio. As of November 7, 2006, ING JPMorgan Small Cap Equity Portfolio is known as ING JPMorgan Small Cap Core Equity Portfolio. As of April 28, 20007, ING International Portfolio is known as ING International Growth Opportunities Portfolio and ING Van Kampen Equity Growth Portfolio is known as ING Van Kampen Capital Growth Portfolio.

(2)

BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)

Templeton Global Advisors Limited serves as the Sub-Adviser to ING Templeton Global Growth Portfolio (formerly, ING Capital Guardian Managed Portfolio) as of December 5, 2005. ING Capital Guardian Trust Company served as Sub-Adviser from February 1, 2000 through December 4, 2005. Assets of ING Franklin Income and ING Templeton Global Growth Portfolios will be aggregated with the assets of ING Templeton Foreign Equity Portfolio (a series managed by an affiliate of DSL), which is not a party to the Sub-Advisory Agreement, in calculating the Sub-Adviser’s fee at the above stated rate.

(4)

To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Sub-Adviser will waive its fee in an amount equal to the sub-advisory fee received by the sub-adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

(5)

JP. Morgan Investment Management Inc. serves as the Sub-Adviser to ING JPMorgan Emerging Markets Equity Portfolio. ING Investment Management Advisors B.V. served as the Sub-Adviser to ING JPMorgan Emerging Markets Equity Portfolio (formerly, ING Developing World Portfolio) from March 1, 2004 through April 29, 2005. Baring International Investment Limited served as the Sub-Adviser from March 1, 1999 through February 29, 2004.

(6)

For purposes of calculating fees under the sub-advisory agreement with Julius Baer Investment Management LLC, the assets of the Portfolio will be aggregated with the assets of ING Foreign Fund, a series of ING Mutual Funds, which is not a party to the sub-advisory agreement. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two funds and their respective investment adviser based on relative net assets.

(7)

Lord, Abbett & Co. LLC serves as Sub-Adviser to the Portfolio as of December 1, 2005. Salomon Brothers Asset Management, Inc. served as sub-adviser to the Portfolio from February 1, 2000 through November 30, 2005.

(8)

For purposes of applying the fee schedule, assets of all ING affiliated portfolios that are sub-advised by Massachusetts Financial Services Company are considered when calculating aggregate average daily net assets under management.

(9)

For purposes of calculating fees under the Sub-Advisory Agreement with Morgan Stanley Investment Management, Inc., the assets of the Portfolio will be aggregated with the assets of ING Van Kampen Comstock Portfolio (a series managed by an affiliate of the Advisers).

(10)

The assets of ING Oppenheimer Main Street Portfolio® are aggregated with those of ING Oppenheimer Global Portfolio and ING Oppenheimer Strategic Income Portfolio, two series managed by an affiliate of DSL and sub-advised by OppenheimerFunds, Inc.

•                  The fees payable under the Sub-Advisory Agreement are subject to a preferred provider discount.  For purposes of this discount, the assets of  the Series will be aggregated with those of ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING T. Rowe Price Growth Equity Portfolio (the “IPI Portfolios”), each a series of ING Partners, Inc. that is managed by an affiliate of the Adviser and sub-advised by the Sub-Adviser.  The discount will be calculated based on the aggregate assets of the Series and the IPI Portfolios as follows, and will be applied to any fees payable by a Series.

•                  Aggregate assets between $750 million and $1.5 billion = 5% discount

•                  Aggregate assets between $1.5 billion and $3.0 billion = 7.5% discount

•                  Aggregate assets greater than $3.0 billion = 10% discount

(11)

The Sub-Adviser provides a transitional credit to the Adviser when Portfolio assets are between $2.93 billion and $3.00 billion.  The transitional credit is intended to lessen the impact on the sub-advisory fees payable by ING to T. Rowe Price Capital Appreciation Portfolio when the Portfolio’s assets decline below $3 billion and application of the tiered fee rate structure is triggered.

Total Sub-Adviser Fees Paid

The following chart sets forth the total amounts paid by the Advisers to each Sub-Adviser for the last three fiscal years ended December 31:

Sub-Adviser	2007	2006	2005

AllianceBernstein L.P.
ING AllianceBernstein Mid Cap Growth(1)	$1,680,290	$1,730,327	$1,611,380

American Century Global Investment Management, Inc.
ING Multi-Manager International Small Cap(2)	N/A	N/A	N/A

BlackRock Financial Management, Inc.
ING BlackRock Inflation Protected Bond	$144,194	N/A	N/A

BlackRock Investment Management, LLC
ING BlackRock Large Cap Growth(1) (3)	$1,357,589	$615,250	$239,699
ING BlackRock Large Cap Value(1) (3)	$629,242	$429,043	$447,434

Baring International Investment Limited
ING Global Resources(4)	$3,443,011	N/A	$1,156,008
ING JPMorgan Emerging Markets Equity(5)	$4,008,607	N/A	N/A

Capital Guardian Trust Company
ING Templeton Global Growth(1) (7)	$2,064,984	N/A	$1,793,206
ING Capital Guardian U.S. Equities	$2,288,266	$2,417,183	$2,525,121

Evergreen Investment Management Company, LLC
ING Evergreen Health Sciences	$966,069	$838,690	$370,666
ING Evergreen Omega	$611,526	$614,188	$188,227

Fidelity Management & Research Company
ING FMRSM Diversified Mid Cap	$4,257,583	$2,716,229	$1,502,533

Franklin Advisers, Inc.
ING Franklin Income	$1,399,434	$324,755	N/A

Franklin Mutual Advisers, LLC
ING Franklin Mutual Shares(3)	$724.973	N/A	N/A

Goldman Sachs Asset Management, L.P.
ING Goldman Sachs Commodity Strategy(2)	N/A	N/A	N/A

ING Clarion Real Estate Securities L.P.
ING Global Real Estate	$900,585	$0	N/A

ING Investment Management Advisors, B.V.
ING JPMorgan Emerging Markets Equity (6)	$4,008,607	N/A	$227,146

Sub-Adviser	2007		2006	2005

ING VP Index Plus International Equity		$1,262,173	$0	$9,696

ING Investment Management Co.
ING Disciplined Small Cap Value		$401,294	$0	N/A
ING Global Resources(1) (4)		$3,443,011	$2,129,254	N/A
ING International Growth Opportunities(1) (5)		$797,057	$833,672	$876,597
ING Limited Maturity Bond		$718,356	$423,808	$428,270
ING Liquid Assets		$1,498,324	$1,235,278	$1,117,361
ING Stock Index		$3,155,072	$470,628	$461,078

Janus Capital Management LLC
ING Legg Mason Value		$3,155,072	N/A	N/A
ING Janus Contrarian		$2,117,643	$535,241	$309,490

Jennison Associates LLC
ING Wells Fargo Disciplined Value(1) (8)	$		N/A	$929,951

J.P. Morgan Investment Management Inc.
ING JPMorgan Emerging Markets Equity (5)		$4,008,607	$2,539,677	$858,020
ING JPMorgan Small Cap Core Equity(1)		$2,335,625	$2,053,742	$1,436,685
ING JPMorgan Value Opportunities		$1,015,644	$804,932	$336,047

Julius Baer Investment Management LLC
ING Julius Baer Foreign		$8,384,170	$5,057,386	$2,601,598

Legg Mason Capital Management LLC
ING Legg Mason Value		$3,155,072	$2,508,262	$1,715,734

Lord, Abbett & Co. LLC
ING Lord Abbett Affiliated(1) (6)		$816,269	$727,897	$54,440

Marsico Capital Management LLC
ING Marsico Growth		$3,943,511	$3,759,942	$3,797,503
ING Marsico International Opportunities		$1,857,116	$1,230,036	$240,942

Massachusetts Financial Services Company
ING Oppenheimer Main Street®		$1,227,089	N/A	N/A
ING MFS Total Return		$4,774,813	$4,789,741	$4,599,969
ING MFS Utilities		$1,346,773	$629,220	$204,676

Morgan Stanley Investment Management Inc. d/b/a Van Kampen
ING Van Kampen Capital Growth(1)		$375,539	$379,396	$371,709
ING Van Kampen Global Franchise		$2,389,424	$1,937,019	$1,383,216
ING Van Kampen Growth and Income		$3,044,667	$2,923,122	$2,658,024
ING Van Kampen Real Estate		$4,989,413	$4,502,876	$3,428,681

Oppenheimer Funds, Inc
ING Oppenheimer Main Street®		$1,227,089	$1,277,075	$1,350,095

Pacific Investment Management LLC
ING PIMCO Core Bond		$4,043,848	$3,135,841	$2,342,201
ING PIMCO High Yield		$1,815,680	$1,966,704	$1,720,746

Pioneer Investment Management, Inc.
ING Pioneer Equity Income		$253,752	N/A	N/A

Sub-Adviser	2007	2006	2005

ING Pioneer Fund	$493,420	$462,767	$124,492
ING Pioneer Mid Cap Value	$3,278,114	$2,466,543	$817,517

Salomon Brothers Asset Management Inc
ING Lord Abbett Affiliated(1) (6)	$816,269	$727,897	$690,826

Schroder Investment Management North America, Inc.
ING Multi-Manager International Small Cap(2)	N/A	N/A	N/A

T. Rowe Price Associates, Inc
ING T. Rowe Price Capital Appreciation	$10,807,350	$9,248,941	$7,456,867
ING T. Rowe Price Equity Income	$4,829,384	$4,203,364	$4,090,205

Templeton Global Advisers Limited
ING Templeton Global Growth (1)(7)	$2,064,984	$1,791,302	$122,192

Wells Capital Management, LLC
ING Wells Fargo Disciplined Value(1)(8)	$1,286,794	$1,357,018	$473,944
ING Wells Fargo Small Cap Disciplined	$1,111,150	$654,087	$2,466

(1)

As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING BlackRock Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of August 7, 2006, ING Goldman Sachs TollkeeperSM Portfolio is known as ING Global Technology Portfolio and ING MFS Mid Cap Growth Portfolio is known ING FMRSM Mid Cap Growth Portfolio. As of September 30, 2006 ING Mercury Large Cap Growth Portfolio is known as ING BlackRock Large Cap Growth Portfolio and ING Mercury Large Cap Value Portfolio is known as ING BlackRock Large Cap Value Portfolio. As of November 6, 2006, ING FMRSM Earnings Growth Portfolio is known as ING FMRSM Large Cap Growth Portfolio. As of November 7, 2006, ING JPMorgan Small Cap Equity Portfolio is known as ING JPMorgan Small Cap Core Equity Portfolio. As of April 28, 2007, ING International Portfolio is known as ING International Growth Opportunities Portfolio and ING Van Kampen Equity Growth Portfolio is known as ING Van Kampen Capital Growth Portfolio. As of April 30, 2007, ING Wells Fargo Mid Cap Disciplined Portfolio is known as ING Wells Fargo Disciplined Value Portfolio.

(2)	The Portfolio had not commenced operations as of the date of this SAI.

(3)

BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(4)

Effective January 3, 2006, ING Global Resources Portfolio was sub-advised by ING IM. From March 1, 1999 through December 31, 2005, the Portfolio was sub-advised by Baring International Limited, which received the fees set out in the table above through the period ending December 31, 2005.

(5)

Effective April 29, 2005, ING JPMorgan Emerging Markets Equity Portfolio was sub-advised by J.P. Morgan Investment Management Inc. From March 1, 2004 through April 28, 2005, the Portfolio was sub-advised by ING Investment Management Advisors B.V., which received the fees set out in the table above for the period March 1, 2004 through April 28, 2005. From March 15, 2000 through March 1, 2004, the Portfolio was sub-advised by Baring International Investment Limited, which received the fees set out in the table above for the period March 15, 1999 through March 1, 2004.

(6)

Effective December 1, 2005, ING Lord Abbett Affiliated Portfolio was sub-advised by Lord, Abbett & Co. LLC. From February 1, 2000 through December 1, 2005, the Portfolio was sub-advised by Salomon Brothers Asset Management Inc, which received the fees set out in the table above through the period ending December 1, 2005.

(7)

Effective December 5, 2005, ING Templeton Global Growth Portfolio was sub-advised by Templeton Global Advisors Limited. From January 28, 2000 through December 5, 2005, the Portfolio was sub-advised by Capital Guardian Trust Company, which received the fees set out in the table above through the period ending December 5, 2005.

(8)

Effective August 29, 2005, ING Wells Fargo Disciplined Value Portfolio was sub-advised by Wells Capital Management, LLC. From July 31, 2002 through August 29, 2005, the Portfolio was sub-advised by Jennison Associates LLC, which received the fees set out in the table above through the period ending August 29, 2005.

OTHER INFORMATION ABOUT PORTFOLIO MANAGERS

ING AllianceBernstein Mid Cap Growth Portfolio

Sub-Adviser

AllianceBernstein L.P. (“Alliance Bernstein”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets in millions
Catherine Wood	3	$4,978	1	$69	7	$382
Amy Raskin	3	$4,978	1	$69	7	$382
Benjamin Ruegsegger	3	$4,978	1	$69	7	$382
Thomas Zottner	3	$4,978	1	$69	7	$382

There were no accounts for which advisory fee is based on performance.

Potential Conflicts of Interest

As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty.  We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities.  Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably.  We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading.  AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Business Conduct and Ethics, requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein.  The Code of Business Conduct and Ethics also requires pre-clearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients.  AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients.  Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account.  The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations.  Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage.  In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably.  No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts.  Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities.  AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities.  These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts.  Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities.  Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account.  An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities.  These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Compensation Structure of Portfolio Managers

AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds.  Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management.  Investment professionals’ annual compensation is comprised of the following:

Fixed base salary:  This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals.  The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

Discretionary incentive compensation in the form of an annual cash bonus:  AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors.  In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein.  Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and the Russell Midcap® Growth Index), and consistency of performance.  There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance.  AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing;

seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”): AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals.  The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus.  There is no fixed formula for determining these amounts.  Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment.  Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein’s clients and mutual fund shareholders with respect to the performance of those mutual funds.  AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein’s publicly traded equity securities.(1)

Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan:  The contributions are based on AllianceBernstein’s overall profitability.  The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Catherine Wood	None
Amy Raskin	None
Benjamin Ruegsegger	None
Thomas Zottner	None

ING BlackRock Inflation Protected Bond Portfolio

Sub-Adviser

BlackRock Financial Management, Inc. (“BlackRock Financial Management”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)
Stuart Spodek	12	$4.31	15(1)	$6.98	234(2)	$89.69
Brian Weinstein	16	$14	13(3)	44.41	181(4)	$67.33

(1) 2 of these accounts with assets of $2.47 Billion are subject to performance fees.

(2) 20 of these accounts with assets of $7.43 Billion are subject to performance fees.

(3) 1 of these accounts with assets of $130.96 Million is subject to performance fees.

(4) 8 of these accounts with assets of $4.98 Billion is subject to performance fees.

Potential Conflicts of Interest

BlackRock Financial Management and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund.  In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund.  BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.  Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund.  In this regard, it should be noted that certain BlackRock portfolio managers, including Messrs. Spodek and Weinstein, manage accounts that are subject to performance fees.  In addition, certain BlackRock portfolio managers who assist in managing hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred.  Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time.  This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.  In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated.  With respect to the portfolio managers, such benchmarks for the Fund include the following:

Portfolio Manager	Benchmarks Applicable to Each Manager

Stuart Spodek

A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index, Lehman Brothers Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

Brian Weinstein	A combination of market-based indices (e.g., Lehman Brothers Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above.  Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years.  The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock.  Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.  Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock, Inc.’s ability to sustain and improve its performance over future periods.

Other compensation benefits.  In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock.  Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each of Messrs. Spodek and Weinstein has received awards under the LTIP.

Deferred Compensation Program —A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other proprietary mutual funds. Each of Messrs. Spodek and Weinstein has participated in the deferred compensation program.

Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock, Inc. restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock, Inc. granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Spodek has been granted stock options and/or restricted stock in prior years.

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income.  The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock, Inc.’s contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio.  The ESPP allows for investment in BlackRock, Inc. common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.  Each portfolio manager is eligible to participate in these plans.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Stuart Spodek	None
Brian Weinstein	None

ING BlackRock Large Cap Growth Portfolio

Sub-Adviser

BlackRock Investment Management, LLC (“BlackRock Investment Management”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)	Number of Accounts*	Total Assets (in Billions)
Robert C. Doll, Jr.	22	$21.13	13	$7.73	20	$3.62
Daniel Hanson	22	$21.13	13	$7.73	20	$3.62

* 10 Account with assets of $1.36 Billion has performance fees associated with it.

Potential Conflicts of Interest

BlackRock Investment Management and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made for the Fund(s).  In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund.  BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock or its affiliates’ officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors or employees of any of them has any substantial economic interest or possesses material non-public information.  Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Fund.  In this regard, it should be noted that Messrs. Doll and Hanson currently manage certain accounts that are subject to performance fees.  In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred.  Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time.  This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Due to Mr. Doll’s unique position (as Portfolio Manager, Vice Chairman and Director of BlackRock, Inc., Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee, and member of the BlackRock Executive Committee), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in the determination of his incentive compensation but, given his multiple roles and the various compensation components, the performance of his fund(s) is not the primary driver of his compensation.

Base compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program.  BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or the Russell 1000® Growth Index over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated.  With respect to the portfolio managers, such benchmarks include the Lipper Multi-Cap Growth Funds classification.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years.  The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock.  Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.  Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock, Inc.’s ability to sustain and improve its performance over future periods.

Other compensation benefits.  In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees.  Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each of Messrs. Doll and Hanson received awards under the LTIP.

Deferred Compensation Program —A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other proprietary mutual funds. Each of Messrs. Doll and Hanson has participated in the deferred compensation program.

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income.  The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock, Inc.’s contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio.  The ESPP allows for investment in BlackRock, Inc. common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.  Each portfolio manager is eligible to participate in these plans.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Robert C. Doll, Jr.	None
Daniel Hanson	None

ING BlackRock Large Cap Value Portfolio

Sub-Adviser

BlackRock Investment Management, LLC (“BlackRock Investment Management”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)	Number of Accounts*	Total Assets (in Billions)
Robert C. Doll, Jr.	22	$21.13	13	$7.73	20	$3.62
Daniel Hanson	22	$21.13	13	$7.73	20	$3.62

* 10 Accounts with assets of $3.62 Billion has performance fees associated with it.

Potential Conflicts of Interest

BlackRock Investment Management and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made for the Fund(s).  In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund.  BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock or its affiliates’ officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors or employees of any of them has any substantial economic interest or possesses material non-public information.  Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Fund.  In this regard, it should be noted that Messrs. Doll and Hanson currently manage certain accounts that are subject to performance fees.  In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred.  Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time.  This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Due to Mr. Doll’s unique position (as Portfolio Manager, Vice Chairman and Director of BlackRock, Inc., Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee, and member of the BlackRock Executive Committee), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in the determination of his incentive compensation but, given his multiple roles and the various compensation components, the performance of his fund(s) is not the primary driver of his compensation.

Base compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program.  BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or the Russell 1000® Value Index over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated.  With respect to the portfolio managers, such benchmarks include the Lipper Multi-Cap Value Fund classification.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years.  The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock.  Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.  Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock, Inc.’s ability to sustain and improve its performance over future periods.

Other compensation benefits.  In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees.  Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each of Messrs. Doll and Hanson received awards under the LTIP.

Deferred Compensation Program —A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other proprietary mutual funds. Each of Messrs. Doll and Hanson has participated in the deferred compensation program.

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income.  The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock, Inc.’s contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio.  The ESPP allows for investment in BlackRock, Inc. common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.  Each portfolio manager is eligible to participate in these plans.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Robert C. Doll, Jr.	None
Daniel Hanson	None

ING Capital Guardian U.S. Equities Portfolio

Sub-Adviser

Capital Guardian Trust Company (“Capital Guardian”)

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2007:

	Registered Investment Companies (1)			Other Pooled Investment Vehicles (2)		Other Accounts (3) (4)
Portfolio Manager	Number of Accounts	Total Assets (in billions)		Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Terry Berkemeier	9	3.30		11	10.84	184	52.85
Michael Ericksen	10	3.70		20	15.70	267	85.64
David Fisher	24	25.11	(1)	29	37.66	263	85.60
Karen Miller	12	4.84		12	2.44	154	48.22
Ted Samuels	12	4.84		11	4.31	334	30.24
Eric Stern	11	4.29		6	1.88	73	14.79
Alan Wilson	13	7.85		8	2.26	91	24.01

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC.  Personal brokerage accounts of portfolio managers and their families are not reflected.

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2007 for which the advisory fee is based on performance:

	Registered Investment Companies (1)		Other Pooled Investment Vehicles (2)		Other Accounts (3) (4)
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Terry Berkemeier	0	—	0	—	18	9.13
Michael Ericksen	0	—	0	—	31	18.78
David Fisher	1	1.16	0	—	8	3.59
Karen Miller	0	—	0	—	17	11.16
Ted Samuels	0	—	0	—	3	1.79
Eric Stern	0	—	0	—	2	1.57
Alan Wilson	0	—	0	—	4	2.08

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC.  Personal brokerage accounts of portfolio managers and their families are not reflected.

Potential Conflicts of Interest

CGTC has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.  While there is no guarantee that such policies and procedures will be effective in all cases, CGTC believes that all issues relating to potential material conflicts of interest involving this Portfolio and its other managed accounts have been addressed.

Compensation Structure of Portfolio Managers

At CGTC, portfolio managers and investment analysts are paid competitive salaries.  In addition, they may receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans.  The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors.  In order to encourage a long-term focus, bonuses tied to investment results are calculated by comparing pretax total returns to relevant benchmarks over over both the most recent year and a four-year rolling average with the greater weight placed on the four-year rolling average.  For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts.  For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise.

The benchmarks used to measure performance of the portfolio managers for the ING Capital Guardian U.S. Equity Portfolio include the S&P 500 Index and a customized Growth and Income index based on the Lipper Growth and Income Index.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Terry Berkheheier	None
Michael Ericksen	None
David Fisher	None
Karen Miller	None
Ted Samuels	None
Gene Stein	None
Alan Wilson	None

ING Disciplined Small Cap Value Portfolio

Sub-Adviser

ING Investment Management Co. (“ING IM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Omar Aguilar, Ph.D.	65	$9,831,888,395	11	$737,684,548	2	$4,692,612,077
Vincent Costa	65	$9,831,888,395	11	$737,684,548	2	$4,692,612,077

(1) 1 of these accounts with total assets of $ 65,219,463 have a performance-based fee.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.  These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts.  Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions.  ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Managers

Compensation consists of (a) fixed base salary and (b) bonus, which is based on ING IM performance, one and three year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

Portfolio managers are also eligible to participate in an annual cash incentive plan.  The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention.  As with base salary compensation, target awards are determined and set based on external market data.  Investment performance is measured on both relative and absolute performance.  ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a “scorecard” that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for mutual fund accounts managed by the team.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Omar Aguilar, Ph.D.	None
Vincent Costa	None

ING Evergreen Health Sciences Portfolio

Sub-Adviser

Evergreen Investment Management Company, LLC (“EIMC”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in thousands)	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robert Junkin	3	$894,148	0	$0	0	$0

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

A portfolio manager generally faces two types of conflicts of interest:  (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests.  The policies of EIMC require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.

The management of multiple funds and other accounts may require the portfolio manager to devote less than all of his or her time to a fund, particularly if the funds and accounts have different objectives, benchmarks and time horizons.  The portfolio manager may also be required to allocate his or her investment ideas across multiple funds and accounts.  In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts.  Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution.  Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts.  It may also happen that a portfolio manager, or another portfolio manager with EIMC, will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a Portfolio holds long, potentially resulting in a decrease in the market value of the security held by the Portfolio.

EIMC does not receive a performance fee for its management of the Portfolio, but it does receive a performance fee with respect to Evergreen Large Cap Equity Fund.  EIMC and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio — for instance, those that pay a higher advisory fee and/or have a performance fee.  The policies of EIMC, however, require that portfolio managers treat all accounts they manage equitably and fairly.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging EIMC).  The structure of a portfolio manager’s or an investment advisor’s compensation may create an incentive for the manager or advisor to favor accounts whose performance has a greater impact on such compensation.  The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts.  Similarly, if a portfolio manager holds a larger personal investment in one fund than he or she does in another, the portfolio manager may have an incentive to favor the fund in which he or she holds a larger stake.

The Evergreen funds may engage in cross trades, in which one Evergreen fund sells a particular security to another Evergreen fund or account (potentially saving transaction costs for both accounts).  Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay.

In general, EIMC has policies and procedures to address the various potential conflicts of interest described above.  EIMC has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage.  Similarly, EIMC has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager’s personal interests.  However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Compensation Structure of Portfolio Managers

For EIMC, portfolio managers’ compensation consists primarily of a base salary and an annual bonus.  Each portfolio manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and a comparison to competitive market data provided by external compensation consultants.  The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year.  Unless described in further detail below, the EIMC portfolio manager of the Portfolio does not have predetermined bonus arrangements.

The annual bonus has an investment performance component, which accounts for a majority of the annual bonus, and a subjective evaluation component.  The bonus is typically paid in a combination of cash and equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, EIMC’s publicly traded parent company.  The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics).  See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance.  In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%.  In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product.  For example, if a portfolio manager was to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%.  In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets.  For example, a very small fund’s weight within a composite may be increased to create a meaningful contribution.

To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile.  A portfolio manager has the opportunity to maximize the investment performance component of the incentive payout by generating performance at or above the 25th percentile level.

In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations.  Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

For calendar year 2007, the investment performance component of each portfolio manager’s bonus was determined based on comparisons to the benchmarks (either to the individual benchmark or one or more composites of all or some of such benchmarks) indicated below.  The benchmarks may change for purposes of calculating bonus compensation for calendar year 2008.

The investment performance component of Mr. Junkin’s bonus was determined based on comparisons to the Lipper Large Cap Core, Lipper Large Cap Growth, Lipper Utility, Lipper Multi-Cap Growth and Lipper Large Cap Value composites.

EIMC portfolio managers that manage certain privately offered pooled investment vehicles may also receive a portion of the advisory fees and/or performance fees charged by EIMC (or an affiliate) to such clients.  Unless described in further detail below, the EIMC portfolio manager of the Portfolio does not receive such compensation.

In addition, portfolio managers may participate, at their election, in various benefits programs, including the following:

•                  medical, dental, vision and prescription benefits;

•                  life, disability and long-term care insurance;

•                  before-tax spending accounts relating to dependent care, health care, transportation and parking; and

•                  various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

These benefits are broadly available to EIMC employees.  Senior level employees, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level.  For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Robert Junkin	None

ING Evergreen Omega Portfolio

Sub-Adviser

Evergreen Investment Management Company, LLC (“EIMC”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Aziz Hamazogullari, CFA	4	$1,466,677	1	$230,428	0	$0

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

A portfolio manager generally faces two types of conflicts of interest:  (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests.  The policies of EIMC require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.

The management of multiple funds and other accounts may require the portfolio manager to devote less than all of his or her time to a fund, particularly if the funds and accounts have different objectives, benchmarks and time horizons.  The portfolio manager may also be required to allocate his or her investment ideas across multiple funds and accounts.  In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts.  Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution.  Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts.  It may also happen that a portfolio manager, or another portfolio manager with EIMC, will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a Portfolio holds long, potentially resulting in a decrease in the market value of the security held by the Portfolio.

EIMC does not receive a performance fee for its management of the Portfolio, but it does receive a performance fee with respect to Evergreen Large Cap Equity Fund.  EIMC and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio — for instance, those that pay a higher advisory fee and/or have a performance fee.  The policies of EIMC, however, require that portfolio managers treat all accounts they manage equitably and fairly.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging EIMC).  The structure of a portfolio manager’s or an investment advisor’s compensation may create an incentive for the manager or advisor to favor accounts whose performance has a greater impact on such compensation.  The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts.  Similarly, if a portfolio manager holds a larger personal investment in one fund than he or she does in another, the portfolio manager may have an incentive to favor the fund in which he or she holds a larger stake.

The Evergreen funds may engage in cross trades, in which one Evergreen fund sells a particular security to another Evergreen fund or account (potentially saving transaction costs for both accounts).  Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay.

In general, EIMC has policies and procedures to address the various potential conflicts of interest described above.  EIMC has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage.  Similarly, EIMC has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager’s personal interests.  However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Compensation Structure of Portfolio Managers

For EIMC, portfolio managers’ compensation consists primarily of a base salary and an annual bonus.  Each portfolio manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and a comparison to competitive market data provided by external compensation consultants.  The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year.  Unless described in further detail below, the EIMC portfolio manager of the Portfolio does not have predetermined bonus arrangements.

The annual bonus has an investment performance component, which accounts for a majority of the annual bonus, and a subjective evaluation component.  The bonus is typically paid in a combination of cash and equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, EIMC’s publicly traded parent company.  The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics).  See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance.  In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%.  In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product.  For example, if a portfolio manager was to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%.  In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets.  For example, a very small fund’s weight within a composite may be increased to create a meaningful contribution.

To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile.  A portfolio manager has the opportunity to maximize the investment performance component of the incentive payout by generating performance at or above the 25th percentile level.

In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations.  Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

For calendar year 2007, the investment performance component of each portfolio manager’s bonus was determined based on comparisons to the benchmarks (either to the individual benchmark or one or more composites of all or some of such benchmarks) indicated below.  The benchmarks may change for purposes of calculating bonus compensation for calendar year 2008.

The investment performance component of Mr. Hamzaogullari’s bonus was determined based on comparisons to the Lipper Large Cap Core, Lipper Large Cap Growth, Lipper Multi-Cap Growth and Lipper Large Cap Value composites.

EIMC portfolio managers that manage certain privately offered pooled investment vehicles may also receive a portion of the advisory fees and/or performance fees charged by EIMC (or an affiliate) to such clients.  Unless described in further detail below, the EIMC portfolio manager of the Portfolio does not receive such compensation.

In addition, portfolio managers may participate, at their election, in various benefits programs, including the following:

•                  medical, dental, vision and prescription benefits;

•                  life, disability and long-term care insurance;

•                  before-tax spending accounts relating to dependent care, health care, transportation and parking; and

•                  various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

These benefits are broadly available to EIMC employees.  Senior level employees, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level.  For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.

Portfolio Manager Ownership Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Aziz Hamazogullari, CFA	None

ING FMRSM Diversified Mid Cap Portfolio

Sub-Adviser

Fidelity Management & Research Company (“FMRSM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Tom Allen	3	$12,626	0	$0	3	$830

There were no accounts managed with performance-based advisory fees.

Conflicts of Interest

The portfolio manager’s compensation plan may give rise to potential conflicts of interest.  The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.  When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio.  The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.  In addition, the fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMRSM or an affiliate.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund.  Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund.  Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund’s Code of Ethics.

Compensation Structure of Portfolio Manager

Tom Allen is the portfolio manager of FMRSM Diversified Mid Cap and receives compensation for his services.  As of December 31, 2007, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans.  A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMRSM or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMRSM or its affiliates.  The portfolio manager’s bonus is based on several components.  The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of other FMRSM equity funds and accounts.  The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure.  Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to five years for the comparison to a Lipper peer group, and rolling periods of up to three years for the comparison to a Morningstar peer group.  A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMRSM. The portion of the portfolio manager’s bonus that is linked to the investment performance of the fund is based on the fund’s pre-tax investment performance measured against the S&P Mid Cap 400 Index and the fund’s pre-tax investment performance within the Lipper MidCap Objective and the Morningstar Mid-Cap Blend Category.  The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMRSM Corp., FMRSM’s parent company.  FMRSM Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Tom Allen	None

ING Franklin Income Portfolio

Sub-Adviser

Franklin Advisers, Inc.  (“Franklin”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Charles B. Johnson	9	$73,568.7	1	$61,120.6	0	$0
Edward D. Perks	5	$70,909.8	1	$778.2	0	$0

None of the accounts have a performance-based fee.

Potential Conflicts of Interest

The management of multiple funds, including the Portfolio, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Portfolio have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation structure of Portfolio Managers

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary.  Each portfolio manager is paid a base salary.

Annual bonus.  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources, Inc. (“Franklin Resources”) stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Portfolio shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Portfolio, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•                  Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or the S&P 500® Index and the Lehman Brothers®
Government/Credit Bond Index as appropriate.

•                  Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

•                  Non-investment performance.  For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

•                  Responsibilities.  The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation.  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Charles B. Johnson	None
Edward D. Perks	None

ING Franklin Mutual Shares Portfolio

Sub-Adviser

Franklin Mutual Advisers, LLC (“Franklin Mutual Advisers”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Peter Langerman	6	$32,905.7	3	$3,096.5	0	$0
F. David Segal, CFA	6	$33,185.3	0	$0	0	$0
Deborah A. Turner, CFA	5	$32,867.8	1	$111.5	0	$0

None of the accounts have a performance-based fee.

Potential Conflicts of Interest

Portfolio managers that provide investment services to the Portfolio may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts.  The advisory fees for some of such other products and accounts may be different than that charged to the Portfolio and may include performance based compensation.  This may result in fees that are higher (or lower) than the advisory fees paid by the Portfolio. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.  The management of multiple funds, including the Portfolio, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Portfolio have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation structure of Portfolio Managers

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary.  Each portfolio manager is paid a base salary.

Annual bonus.  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Portfolio shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Portfolio, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•                  Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or the S&P 500® Index as appropriate.

•                  Non-investment performance.  The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including business knowledge, contribution to team efforts, mentoring of junior staff, and contribution to the marketing of the Funds, are evaluated in determining the amount of any bonus award.

•                  Research.  Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time.

•      Responsibilities.  The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Peter Langerman, as the Chief Investment Officer of the Manager, may participate in a separate bonus opportunity that is linked to the achievement of certain objectives, such as team development, defining the research and investment management process and maintaining cost efficiencies.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Peter Langeman	None
F. David Segal, CFA	None
Deborah A. Turner, CFA	None

ING Global Real Estate Portfolio

Sub-Adviser

ING Clarion Real Estate Securities L.P. (“INGCRES”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)	Number of Accounts**	Total Assets (in millions)
T. Ritson Ferguson, CFA	20	$14434.1	11	$871.7	61	$2376.4
Steven D. Burton, CFA	17	$13721.5	1	$27.4	39	$1675.6
Joseph T. Smith, CFA	17	$13803.0	11	$871.7	56	$2291.5

*16 Accounts with total assets of $1215.4 have a performance-based fee.

** Includes 10 non-affiliated separate account institutional clients with performance-based fees.

Potential Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Portfolio.  These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds.  Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines.  Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.  Similar conflict may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio.  These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager.  For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities.  This conflict may be heightened where an account is subject to a performance-based fee.

Compensations Structure of Portfolio Managers

There are three pieces of compensation for portfolio managers – fixed based salary, bonus and long-term incentive compensation.  Bonus compensation is based in large part upon portfolio manager contribution to investment performance in their respective area of coverage and is quantified through a propriety performance “scorecard” graded by the CIO.  Other important factors such as contribution to the team, firm, and overall process are taken into account when calculating bonus compensation.  Long-term incentive compensation is used as an additional compensation and retention tool.  Long-term compensation pools are primarily invested in a variety of the funds and strategies run by ING CRES which helps create an alignment of interest with our clients.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

T. Ritson Ferguson, CFA	None
Steven D. Burton, CFA	None
Joseph T. Smith, CFA	None

ING Global Resources Portfolio

Sub-Adviser

ING Investment Management Co. (“ING IM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David Powers	1	$5,007,425	0	$0	0	$0
James A. Vail	4	$2,183,614,099	1	$30,897,916	1	$167,596

There were no accounts for which advisory fee is based on performance.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.  These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts.  Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions.  ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structures of Portfolio Managers

Compensation consists of (a) fixed base salary and (b) bonus, which is based on ING IM performance, one and three year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

Portfolio managers are also eligible to participate in an annual cash incentive plan.  The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention.  As with base salary compensation, target awards are determined and set based on external market data.  Investment performance is measured on both relative and absolute performance.  ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a “scorecard” that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for mutual fund accounts managed by the team.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

David Powers	None
James A. Vail	None

ING Goldman Sachs Commodity Strategy Portfolio

Sub-Adviser

Goldman Sachs Asset Management, L.P. (“GSAM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jonathan Beinner	34	$27,075	78(1)	$28,614.9	1,831(2)	$168,590.9
Tom Kenny	34	$27,075	78(1)	$28,614.9	1,831(2)	$168,590.9
James B. Clark	16	$9,778.3	31(3)	$12,134	280(4)	$62,143.7
Michael Johnson	1	$377.2	5(5)	$353.2	6	$725.6
Stephen Lucas	1	377.2	3(5)	353.2	6	725.6

(1)	19 of these accounts with total assets of $5,798.2 have a performance-based fee.
(2)	84 of these accounts with total assets of $28,461.2 have a performance-based fee.
(3)	12 of these accounts with total assets of $4,629.6 have a performance-based fee.
(4)	17 of these accounts with total assets of $4,629.6 have a performance-based fee.
(5)	2 of these accounts with total assets of $165.4 have a performance-based fee.

Potential Conflicts of Interest

GSAM’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Investment Adviser seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM and the Portfolio have adopted policies limiting the circumstances under which cross-trades may be effected between the Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio managers’ management of the Portfolio’s investments and the investments of other accounts, see Part II of GSAM’s ADV.

Compensation Structure of Portfolio Managers

GSAM and the Commodity Strategy team’s (“Team”) compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The performance bonus is a function of each portfolio manager’s individual performance; the Team’s total revenues for the past year which is derived from advisory fees; his or her contribution to the overall performance of the strategy; the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk exposure. An individual portfolio manager’s compensation depends on his or her contribution to the Team’s strategy as well as his or her ability to work as a member of the Team.

The performance bonus for portfolio managers is significantly influenced by the following criteria: (i) overall portfolio performance; (ii) consistency of performance across accounts with similar profiles; (iii) compliance with risk budgets; and (iv) communication with other portfolio managers within the research process. In addition, the following factors involving the overall performance of the Team are also considered when the amount of performance bonus is determined: (i) whether the Team’s performance exceeded performance benchmark over a three-year period; (ii) whether the Team performed consistently with objectives and client commitments; and (iii) whether the Team achieved top tier rankings and ratings. The benchmark for the Goldman Sachs Commodity Strategy Portfolio is the Dow Jones – AIG Commodity Index Total Return.

Other Compensation – All Teams.  In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements.  Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives.  In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs Group’s overall financial performance.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Jonathan Beinner	None
Tom Kenny	None
James B. Clark	None
Michael Johnson	None
Stephen Lucas	None

ING International Growth Opportunities Portfolio

Sub-Adviser

ING Investment Management Co. (“ING IM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Uri Landesman	3	$530,593,992	0	$0	0	$0

There were no accounts for which advisory fee is based on performance.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.  These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts.  Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions.  ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Managers

Compensation consists of (a) fixed base salary and (b) bonus, which is based on ING IM performance, one and three year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

Portfolio managers are also eligible to participate in an annual cash incentive plan.  The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention.  As with base salary compensation, target awards are determined and set based on external market data.  Investment performance is measured on both relative and absolute performance.  ING IM has defined the comparative peer group (here, the MSCI EAFE® Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a “scorecard” that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for mutual fund accounts managed by the team.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Uri Landesman	None

ING Janus Contrarian Portfolio

Sub-Adviser

Janus Capital Management LLC (“Janus Capital”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007.  To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David Decker	5(1)	$9,531,917,178	0	$0	7	$234,830,095

(1)                                  2 of the accounts included in the total, consisting of $8,462,344,229 of the total assets, have performance-based advisory fee

Potential Conflicts of Interest

As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Portfolio. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts, the portfolio manager may personally invest in some but not all of these accounts and certain of these accounts may have a greater impact on their compensation than others. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts.

Compensation Structure of Portfolio Manager

The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2007.

The portfolio manager and if applicable, co-portfolio manager (“portfolio manager”) is compensated for managing the Portfolio and any other funds, portfolios or accounts for which he has exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation.

Fixed Compensation.  Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts, and scope of responsibility (including assets under management).

Variable Compensation.  Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of Janus Capital Group Inc. (“JCGI”)restricted stock, stock options and a cash deferred award). Variable compensation is based on pre-tax performance of the Managed Funds.  Variable compensation is structured to pay the portfolio manager primarily on the Managed Funds performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

Aggregate compensation derived from the Managed Funds’ performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds.  Actual performance is calculated based on the Manged Funds’ aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds’ performance in the three- and five-year periods.  The compensation determined from the Managed Funds’ performance is then allocated to the respective portfolio manager(s).

The portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool.  The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets.  Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contribution to the sales process; and (iv) client relationships.

The portfolio manager may elect to defer payment of a designated percentage of his fixed compensation and/or up to all variable compensation in accordance with the JCGI’s Deferral Program.

The Portfolio’s Lipper peer group for compensation purposes is the Multi-Cap Core Funds.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

David Decker	None

ING JPMorgan Emerging Markets Equity Portfolio

Sub-Adviser

J.P. Morgan Investment Management Inc. (“JPMorgan”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)
Austin Forey	1	$597	9	$40,170		4	$1,897	(1)
Ashraf El Ansary	1	$597	9	$40,170		4	$1,897	(1)
Greg Mattiko, CFA	0	$0	2	$331	(2)	0	$0

(1) 2 accounts with $267 million in assets under management receives a performance-based fee.

(2) 1 account with $5 million in assets under management receive a performance-based fee.

Potential Conflicts of Interest

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMorgan’s clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan’s overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan’s duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.

Compensation Structure of Portfolio Managers

JPMorgan’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or to the MSCI Emerging Markets Index and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to the MSCI Emerging Markets Index, the fund’s benchmark index listed in the fund’s prospectus, over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Stock awards are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Austin Forey	None
Ashraf El Ansary	None
Greg Mattiko, CFA	None

ING JPMorgan Small Cap Core Equity Portfolio

Sub-Adviser

J.P. Morgan Investment Management Inc. (“JPMorgan”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)
Chris T. Blum	13	$3,191	7	$591	(1)	9	$429.49	(2)
Dennis Ruhl	13	$3,191	7	$591	(1)	9	$429.49	(2)
Glenn Gawronski	1	$1,303	2	$8.94		0	$0

(1) 1 account with $19 million in assets under management receives a performance-based fee.

(2) 2 accounst with $57 million in assets under management receives a performance-based fee.

Potential Conflicts of Interest

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMorgan’s clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan’s overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan’s duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective.  However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.

Compensation Structure of Portfolio Mangers

JPMorgan’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or the Russell 2000 Index and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to the Russell 2000 Index, the fund’s benchmark index listed in the fund’s prospectus, over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Stock awards are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Chris T. Blum	None
Dennis Ruhl	None
Glenn Gawronski	None

ING JPMorgan Value Opportunities Portfolio

Sub-Adviser

J.P. Morgan Investment Management Inc. (“JPMorgan”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Bradford L. Frishberg	4	$2,174	1	$125	3	$102
Alan H. Gutmann	4	$2,174	1	$125	3	$102

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMorgan’s clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan’s overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan’s duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.

Compensation Structure of Portfolio Managers

JPMorgan’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or the Russell 1000 Value Index and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to the Russell 1000 Value Index, the fund’s benchmark index listed in the fund’s prospectus, over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Stock awards are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Bradford L. Frishberg	None
Alan H. Gutmann	None

ING Julius Baer Foreign Portfolio

Sub-Adviser

Julius Baer Investment Management LLC (“JBIM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts(1)	Total Assets (in millions)
Rudolph-Riad Younes	10	$39,447	12	$9,951	82	$20,169
Richard Pell	10	$40,367	12	$9,920	77	$19,673

(1) Of the “Other Accounts” 4 accounts with assets of $2,154 million include a performance-based advisory fee.

Potential Conflicts of Interest

Generally, JBIM does not recommend securities to clients that it buys or sells for itself.  However, JBIM may recommend securities to clients that it may buy or sell, or which its affiliates or related persons may buy or sell, for accounts in which JBIM or its affiliates or related persons may have a beneficial interest.  These types of accounts will be managed in the same manner as other accounts over which JBIM has discretion.

JBIM and its affiliates have personal trading policies and procedures in place designed to monitor and protect the interests of their clients.  JBIM has adopted a Code of Ethics, which include guidelines respecting transactions in securities recommended to its clients and clear rules governing employee personal trading and accounts.  These rules are incorporated into JBIM’s Employees Code of Ethics Manual, which is received and certified by each employee when they are hired, and on an annual basis thereafter. We also have procedures in place for both pre-trade and post-trade compliance.  The Legal and Compliance Department receives copies of all confirms and quarterly/monthly statements for covered employees.

On accounts as to which JBIM has investment discretion, JBIM will, and will require its employees to, refrain from engaging in any securities transactions of the nature being affected for the investment advisory client until such client has completed his transaction. On accounts in which JBIM does not have investment discretion, JBIM will, and will require its employees to, refrain from engaging in any securities transactions of the nature recommended to the investment advisory client for a reasonable period after making the recommendation, taking into consideration the market conditions in the security, knowledge that the investment advisory client does not intend to follow the JBIM’s recommendations, whichever shall occur first, or in the event the client accepts JBIM’s recommendation, until the client’s transaction is completed.

In any event, JBIM personnel are prohibited from buying or selling securities which are recommended to its clients (a) where such purchase or sale would affect the market price of such securities, or (b) where such purchase or sale is made in anticipation of the effect of such recommendation on the market price. JBIM cannot effectively impose restrictions on security transactions by affiliated persons of JBIM who are not employed by JBIM.

Compensation Structure of Portfolio Managers

The combination of our corporate culture and highly competitive salary/bonus structure is the primary reason for the low turnover of professionals in our firm.  Each member is paid a highly competitive base salary with the opportunity to earn an unlimited bonus based upon contribution to the team, organizational profitability and strategy performance.  Beyond this structure and our generous benefits package, two programs exist to promote long-term employee commitment and foster coherence of the various entities within the Julius Baer Group.  The Julius Baer Group’s compensation/incentive programs are as follows:  a long-term retirement plan and a confidential long-term stock option incentive plan.

In May 2004, JBIM took steps to ensure continuity within the business line.  The firm initiated a change to the legal structure from a corporation to a limited liability company, which allows key personnel to participate directly in the business.  This structure aligns the long-term economic interests of key employees with those of the company as well as provides economic disincentives for key employees to depart.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Rudolph-Riad Younes	None
Richard Pell	None

ING Legg Mason Value Portfolio

Sub-Adviser

Legg Mason Capital Management, Inc. (“Legg Mason”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Mary Chris Gay	6	$4.6	13	$4.1	5(1)	$1.2
Bill Miller	4	$24.1	0	$0	124	$13.7

(1) 1 of these accounts with total assets of $295.3 million receives a performance-based advisory fee.

Potential Conflicts of Interest

The portfolio manager has day-to-day management responsibility for multiple accounts, which may include mutual funds, separately managed advisory accounts, commingled trust accounts, offshore funds, and insurance company separate accounts.  The management of multiple accounts by the portfolio manager may create the potential for conflicts to arise.  For example, even though all accounts in the same investment style are managed similarly, the portfolio manager make investment decisions for each account based on the investment guidelines, cash flows, and other factors that the manager believes are applicable to that account.  Consequently, the portfolio manager may purchase (or sell) the same security for multiple accounts at different times.  A portfolio manager may also manage accounts whose style, objectives, and policies differ from those of the Fund.  Trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager.  For example, if an account were to sell a significant position in a security, that sale could cause the market price of the security to decrease, while the Fund maintained its position in the security.  A potential conflict may also arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities of limited availability.  This conflict may be heightened where an account is subject to a performance-based fee.  A portfolio manager’s personal investing may also give rise to potential conflicts of interest.  Legg Mason has adopted brokerage, trade allocation, personal investing and other policies and procedures that it believes are reasonably designed to address the potential conflicts of interest described above.

Compensation Structure of Portfolio Managers

The portfolio manager is paid a fixed base salary and a bonus.  Bonus compensation is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, managed by the portfolio manager

(these are a function of performance, retention of assets, and flows of new assets), the portfolio manager’s contribution to the investment adviser’s research process, and trends in industry compensation levels and practices.

The portfolio manager is also eligible to receive stock options from Legg Mason based upon an assessment of the portfolio manager’s contribution to the success of the company, as well employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Mary Chris Gay	None
Bill Miller	None

ING Limited Maturity Bond Portfolio

Sub-Adviser

ING Investment Management Co (“ING IM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
James B. Kauffmann*	44	$7,929,729,831	33	$5,925,392,170	34	$10,563,246,678

*2 accounts with $ 115,326,174 in assets under management receives a performance-based fee.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.  These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts.  Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions.  ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Mangers

Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, one and three year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

Portfolio managers are also eligible to participate in an annual cash incentive plan.  The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent.  As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators.  Investment performance is measured on both relative and absolute performance in all areas.  ING IM has defined indices and, where applicable, peer groups including but not limited to the Lehman Brothers® 1-3 Year Government/Credit Bond Index and set performance goals to appropriately reflect requirements for each investment team.  The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis.  These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for all accounts managed by the team.  The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan.  Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan.  The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

James B. Kauffmann	None

ING Liquid Assets Portfolio

Sub-Adviser

ING Investment Management Co. (“ING IM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David S. Yealy	6	$5,451,829,918	3	$52,595,726	0	$0

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.  These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts.  Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions.  ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Managers

Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, one and three year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

Portfolio managers are also eligible to participate in an annual cash incentive plan.  The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent.  As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators.  Investment performance is measured on both relative and absolute performance in all areas.  ING IM has defined indices and, where applicable, peer groups including but not limited to the iMoneyNet First Tier Retail Index and set performance goals to appropriately reflect requirements for each investment team.  The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis.  These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for all accounts managed by the team.  The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan.  Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan.  The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

David S. Yealy	None

ING Lord Abbett Affiliated Portfolio

Sub-Adviser

Lord, Abbett & Co. LLC (“Lord Abbett”)

Other Managed Accounts

As stated in the prospectus, Lord Abbett uses a team of investment advisers and analysts acting together to manage the investments of the portfolio.

Eli M. Salzmann heads the ING Lord Abbett Affiliated Portfolio team and is primarily  responsible for the day-to-day management of the portfolio.

The following table indicates for the Portfolio as of December 31, 2007:  (1) the number of other accounts managed by each investment adviser who is primarily and/or jointly responsible for the day-to-day management of that Portfolio within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category.  For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account.  Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies.  The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles.  Lord Abbett does not manage any hedge funds.  The Other Accounts category encompasses Retirement and Benefit Plans† (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries††  unaffiliated with Lord Abbett.  (The data shown below are approximate.)

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts(1)	Total Assets (in millions)(1)
Eli M. Salzmann	9	$26,548.7	8	$458.4	40,881	$17,331.5

(1) Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $276 million in total assets.

Potential Conflicts of Interest

Conflicts of interest may arise in connection with the investment advisers’ management of the investments of the Portfolio and the investments of the other accounts included in the table above.  Such conflicts may arise with respect to the allocation of investment opportunities among the Portfolio and other accounts with similar investment objectives and policies.  An investment adviser potentially could use information concerning the Portfolio’s transactions to the advantage of other accounts and to the detriment of the Portfolio.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures.  Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on

† “Retirement and Benefit Plans” include qualified and nonqualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefit plans, excluding Individual Retirement Accounts.

†† “Financial Intermediaries” include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

behalf of all accounts managed by Lord Abbett.  In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Portfolio.  Moreover, Lord Abbett’s Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information.  Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment advisers’ management of the investments of the Portfolio and the investments of the other accounts referenced in the table above.

Compensation Structure of Portfolio Managers

Lord Abbett compensates its investment advisers on the basis of salary, bonus and profit sharing plan contributions.  The level of compensation takes into account, the investment adviser’s experience, reputation, and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors.  These factors include the investment adviser’s investment results and style consistency, the dispersion among portfolios with similar objectives, the risk taken to achieve the portfolio returns, and similar factors.  Investment results are evaluated based on an assessment of the investment adviser’s three- and five-year investment returns on a pre-tax basis vs. both the Russell 1000 Value Index and the appropriate peer group rankings.  Finally, there is a component of the bonus that reflects leadership and management of the investment team.  The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors.  No part of the bonus payment is based on the investment adviser’s assets under management, the revenues generated by those assets, or the profitability of the investment adviser’s unit.  Lord Abbett does not manage hedge funds.  Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period.  The plan’s earnings are based on the overall asset growth of the firm as a whole.  Lord Abbett believes this incentive focuses investment advisers on the impact their portfolio’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees.  Contributions to an investment adviser’s profit-sharing account are based on a percentage of the investment adviser’s total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Portfolio Manager Ownership of Securities

The following table indicates for the Portfolio the dollar range of shares beneficially owned by each investment adviser who is primarily and/or jointly responsible for the day-to-day management of that Portfolio, as of December 31, 2007.  This table includes the value of shares beneficially owned by such investment advisers through 401(k) plans and certain other plans or accounts, if any:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Eli M. Salzmann	None

ING Marsico Growth Portfolio

Sub-Adviser

Marsico Capital Management, LLC (“Marsico”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Thomas F. Marsico	39	$40,688	15	$2,899	170	$29,322

* 1 of the “Other Accounts” is a wrap fee platform which includes 30,256 underlying accounts for total assets of $13,117.

Potential Conflicts of Interest

A description of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the fund’s investment, on the one hand, and the investments of the other accounts list in a. above , on the other.  (This description would include, for example, material conflicts between the investment strategy on the fund and the investment strategy of other accounts managed by the portfolio manager and material conflicts in allocation of investment opportunities between the fund and other accounts managed by the portfolio manager.

As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio.  Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio.  Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades.  Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security.  Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marsico seeks to allocate such trades to all participating client accounts in a fair and equitable manner.  With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged.  To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts.  Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another.  Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts.  In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

Compensation Structure of Portfolio Managers

The structure of, and the method used to determine the compensation of each portfolio manager.

Compensation for Marsico’s portfolio managers and research analysts consists of a base salary (reevaluated at least annually), and periodic cash bonuses.  Bonuses are typically based on two primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution.  In addition, Marsico’s portfolio managers and research analysts typically own equity interests in a company that indirectly owns Marsico.  In addition to salary and bonus, portfolio managers and research analysts may participate in other Marsico benefits such as health insurance and retirement plans on the same basis as other Marsico employees.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services.  Portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees.  Exceptional individual efforts are typically rewarded through salary readjustments and through greater participation in the bonus pool.  Portfolio manager compensation comes solely from Marsico.

Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks.  Although performance may be a relevant consideration, to encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements.  Other factors that may be significant in determining portfolio manager compensation include, without limitation, effectiveness of the manager’s leadership within Marsico’s Investment Management Team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Thomas F. Marsico	None

ING Marsico International Opportunities Portfolio

Sub-Adviser

Marsico Capital Management, LLC (“Marsico”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James G. Gendelman	17	$13,133	0	$0	17	$2,679

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

A description of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the fund’s investment, on the one hand, and the investments of the other accounts list in a. above , on the other.  (This description would include, for example, material conflicts between the investment strategy on the fund and the investment strategy of other accounts managed by the portfolio manager and material conflicts in allocation of investment opportunities between the fund and other accounts managed by the portfolio manager.

As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio.  Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio.  Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades.  Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security.  Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marsico seeks to allocate such trades to all participating client accounts in a fair and equitable manner.  With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged.  To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts.  Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another.  Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts.  In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

Compensation Structure of Portfolio Managers

The structure of, and the method used to determine the compensation of each portfolio manager.

Compensation for Marsico’s portfolio managers and research analysts consists of a base salary (reevaluated at least annually), and periodic cash bonuses.  Bonuses are typically based on two primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution.  In addition, Marsico’s portfolio managers and research analysts typically own equity interests in a company that indirectly owns Marsico.  In addition to salary and bonus, portfolio managers and research analysts may participate in other Marsico benefits such as health insurance and retirement plans on the same basis as other Marsico employees.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services.  Portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees.  Exceptional individual efforts are typically rewarded through salary readjustments and through greater participation in the bonus pool.  Portfolio manager compensation comes solely from Marsico.

Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks.  Although performance may be a relevant consideration, to encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements.  Other factors that may be significant in determining portfolio manager compensation include, without limitation, effectiveness of the manager’s leadership within Marsico’s Investment Management Team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

James G. Gendelman	None

ING MFS Total Return Portfolio

Sub-Adviser

Massachusetts Financial Services Company (“MFS”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Brooks Taylor	7	$21,315,008,967	0	$0	0	$0
Gregory W. Locraft, Jr.	9	$21,913,471,132	0	$0	0	$0
Steven R. Gorham	22	$36,601,660,927	3	$1,955,071,852	22	$10,481,858,855
Michael W. Roberge	10	$24,424,410,578	1	$94,791,484	1	$32,436,473
Richard O. Hawkins, CFA	11	$23,800,345,421	0	$0	1	$37,201,010
William P. Douglas	7	$21,315,009,967	0	$0	0	$0
Nevin P. Chitkara	22	$36,601,660,927	3	$1,955,071,852	22	$10,481,858,855

None of these accounts receives a performance based fee.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple portfolios and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the portfolios and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple portfolios and accounts.  In certain instances there may be securities which are suitable for the Portfolio’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives.  A Portfolio’s trade allocation policies may give rise to conflicts of interest if the Portfolio’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries.  A portfolio manager may execute transactions for another portfolio or account that may adversely impact the value of the Portfolio’s investments.  Investments selected for portfolios or accounts other than the Portfolio may outperform investments selected for the Portfolio.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each.  It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned.  In most cases, however, MFS believes that the Portfolio’s ability to participate in volume transactions will produce better executions for the Portfolio.

MFS does not receive a performance fee for its management of the Portfolio.  As a result, MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio – for instance, those that pay a higher advisory fee and/or have a performance fee.

Compensation Structure of Portfolio Managers

Portfolio manager total cash compensation is a combination of base and performance bonus:

Base Salary – Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

Performance Bonus – Generally, incentive compensation represents a majority of portfolio manager total cash compensation.  The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

•                  The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or the Lehman Aggregate Bond Index, the Lipper Large Cap Value peer group, the Russell 1000 Value Index, the Lipper Multi Cap value peer group and the Russell 3000 Value Index with respect to each account.  (Generally the benchmark index used is a benchmark index set forth in the Portfolio’s prospectus to which the Portfolio’s performance is compared.  (With respect to Portfolios with multiple portfolio managers, the index used may differ for each portfolio manager, and may not be a benchmark index set forth in the Portfolio’s prospectus, but will be an appropriate benchmark index based on the respective portfolio manager’s role in managing the Portfolio.))  Primary weight is given to portfolio performance over three-year-time periods with lesser consideration given to portfolio performance over a one-year period (adjusted as appropriate if the portfolio manager has served for less than five years).

•                  The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from portfolio and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan.  Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms.  The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level as well as other factors.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Brooks A. Taylor	None
Gregory W. Locraft, Jr.	None
Steven R. Gorham	None
Michael W. Roberge	None
Richard O. Hawkins, CFA	None
William P. Douglas	None
Nevin P. Chitkara	None

ING MFS Utilities Portfolio

Sub-Adviser

Massachusetts Financial Services Company (“MFS”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Maura A. Shaughnessy	6	$7,869,295,658	0	$0	0	$0
Robert D. Persons	14	$12,795,581,331	2	$367,721,591	1	$32,436,473

None of these accounts receives a performance based fee

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple portfolios and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the portfolios and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple portfolios and accounts.  In certain instances there may be securities which are suitable for the Portfolio’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives.  A Portfolio’s trade allocation policies may give rise to conflicts of interest if the Portfolio’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries.  A portfolio manager may execute transactions for another portfolio or account that may adversely impact the value of the Portfolio’s investments.  Investments selected for portfolios or accounts other than the Portfolio may outperform investments selected for the Portfolio.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each.  It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned.  In most cases, however, MFS believes that the Portfolio’s ability to participate in volume transactions will produce better executions for the Portfolio.

MFS does not receive a performance fee for its management of the Portfolio.  As a result, MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio – for instance, those that pay a higher advisory fee and/or have a performance fee.

Compensation Structure of Portfolio Managers

Portfolio manager total cash compensation is a combination of base and performance bonus:

Base Salary – Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

Performance Bonus – Generally, incentive compensation represents a majority of portfolio manager total cash compensation.  The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

•                  The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or the S&P Utilities Index with respect to each account.  (Generally the benchmark index used is a benchmark index set forth in the Portfolio’s prospectus to which the Portfolio’s performance is compared.  (With respect to Portfolios with multiple portfolio managers, the index used may differ for each portfolio manager, and may not be a benchmark index set forth in the Portfolio’s prospectus, but will be an appropriate benchmark index based on the respective portfolio manager’s role in managing the Portfolio.))  Primary weight is given to portfolio performance over three-year-time periods with lesser consideration given to portfolio performance over a one-year period (adjusted as appropriate if the portfolio manager has served for less than five years).

•                  The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from portfolio and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan.  Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contributions to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms.  The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level as well as other factors.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Maura A. Shaughnessy	None
Robert D. Persons	None

ING Multi-Manager International Small Cap

Sub-Advisers

American Century Global Investment Management, Inc. (“American Century”)

Schroder Investment Management North America, Inc. (“Schroders”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Matthew Dobbs	6	$16,660,664,554	7	$2,265,956,477	5	$3,381,460,188
Mark S. Kopinski	3	$2,467,749,699	0	$0	3	$328,278,357
Brian Brady	3	$2,467,749,699	0	$0	3	$328,278,357

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest—American Century

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.

American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Potential Conflicts of Interest—Schroders

Whenever a portfolio manager of a Fund manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategy of the other accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the fact that other accounts require the portfolio manager to devote less than all of his or her time to a Fund may be seen itself to constitute a conflict with the interest of the Fund.

Each portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by a Fund. Securities selected for funds or accounts other than such Fund may outperform the securities selected for the Fund. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Schroders’ policies, however, require that portfolio managers allocate investment opportunities among accounts managed by them in an equitable manner over time. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by Schroders to be fair and equitable over time.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales. Also, potential conflicts of interest may arise since the structure of Schroders’ compensation may vary from account to account.

Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation Structure of Portfolio Managers – American Century

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended December 31, 2007, it included the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The benchmark for the American Century International Discovery Fund for purposes of incentive compensation is the S&P/Citigroup EMI Growth World ex-US Index. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable  over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds.  This is the case for the ING Multi-Manager International Small Cap Fund. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of the ING Multi-Manager International Small Cap Fund is not separately considered for Portfolio compensation.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to one of the following investment styles: U.S. growth, U.S. value, international and fixed-income. This factor does not apply to quantitatively managed and asset allocation funds. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Compensation Structure of Portfolio Managers – Schroders

Schroders’ methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative measures with qualitative measures. The Funds’ portfolio managers are compensated for their services to the Funds and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all Schroders employees. Base salary of Schroders employees is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, is benchmarked annually against market data to ensure competitive salaries, and is paid in cash. The portfolio managers’ base salary is fixed and is subject to an annual review and will increase if market movements make this necessary or if there has been an increase in responsibilities.

Each portfolio manager’s bonus is based in part on performance. Bonuses for portfolio managers may be comprised of an agreed contractual floor and/or a discretionary component.  Any discretionary bonus is determined by a number of factors.  At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on ‘‘team’’ maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders’ clients. For each team, Schroders assesses the performance of their funds relative to competitors and to relevant benchmarks, which may be internally- and/or externally-based, over one and three year periods, the level of funds under management and the level of performance fees generated. Performance is evaluated for each quarter, year and since inception of the relevant Fund. The portfolio managers’ compensation for other accounts they manage may be based upon such accounts’ performance.

For those employees receiving significant bonuses, a part may be deferred in the form of Schroders plc stock.  These employees may also receive part of the deferred award in the form of notional cash investments in a range of Schroder funds.  These deferrals vest over a period of three years and ensure that the interests of the employee are aligned with those of the shareholder and with those of investors.  Over recent years, Schroders has increased the level of deferred awards and as a consequence these key employees have an increasing incentive to remain with Schroders as their store of unvested awards grows over time.

For the purposes of determining the portfolio managers’ bonuses, the relevant external benchmarks for performance comparison include a blend of international benchmarks.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Matthew Dobbs	None
Mark S. Kopinski	None
Brian Brady	None

ING Oppenheimer Main Street Portfolio®

Sub-Adviser

OppenheimerFunds, Inc. (“OppenheimerFunds”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets
Nikolaos Monoyios	23	$29	0	$0	0	$0
Marc Reinganum	9	$16	0	$0	0	$0

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

As indicated above, each of the portfolio managers also manage other funds.  Potentially, at times, those responsibilities could conflict with the interests of the Portfolio.  That may occur whether the investment strategies of the other fund are the same as, or different from, the Portfolio’s investment objectives and strategies.  For example, the portfolio manager may need to allocate investment opportunities between the Portfolio and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Portfolio.  Not all funds and accounts advised by OppenheimerFunds have the same management fee.  If the management fee structure of another fund is more advantageous to OppenheimerFunds than the fee structure of the Portfolio, the Manager could have an incentive to favor the other fund.  However, OppenheimerFunds’ compliance procedures and Code of Ethics recognize OppenheimerFunds’ fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the portfolio managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.  At different times, one or more of the Portfolio’s portfolio managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the Portfolio.

Compensation Structure of Portfolio Managers

The Portfolio’s portfolio managers are employed and compensated by OppenheimerFunds not the Portfolio.  Under OppenheimerFunds’ compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of OppenheimerFunds.  This is intended to align the portfolio managers’ and analysts’ interests with the success of the funds and accounts and their investors. OppenheimerFunds’ compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2007, each portfolio manager’s compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of OppenheimerFunds’ holding company parent.  Senior portfolio managers may also be eligible to participate in the OppenheimerFunds’ deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help OppenheimerFunds attract and retain talent. The annual discretionary bonus is determined by senior management of the OppenheimerFunds and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against the Lipper Large Cap Core Index selected by management.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development.  The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds and accounts managed by the portfolio managers.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Nikolaos Monoyios	None
Marc Reinganum	None

ING PIMCO Core Bond Portfolio

Sub-Adviser

Pacific Investment Management Company LLC (“PIMCO”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts(1)	Total Assets (in millions)	Number of Accounts(2)	Total Assets (in millions)
William Gross	35	157,209.21	19	8,422.58	66	42,263.70

(1)   3 of these accounts (with combined assets of $ 836.98 receive a performance-based fee.

(2)   21 of these accounts (with combined assets of $ 19,071.41 receive a performance-based fee.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investment of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index as the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Compensation Structure of Portfolio Managers

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with PIMCO’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to PIMCO. The compensation of portfolio managers consists of a base salary, a bonus and may include a retention bonus. The portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers.

•                  3-year, 2-year and 1-year dollar-weighted and account-weighted investment pre-tax performance as judged against the Lehman Brothers U.S. Aggregate Index (“LBAG”) and relative to applicable industry peer groups;

•                  Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•                  Amount and nature of assets managed by the portfolio manager;

•                  Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•                  Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•                  Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•                  Contributions to asset retention, gathering and client satisfaction;

•                  Contributions to mentoring, coaching and/or supervising; and

•                  Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager.  Final award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI’s profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio mangers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to PIMCO and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged from Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned

William Gross	None

ING PIMCO High Yield Portfolio

Sub-Adviser

Pacific Investment Management Company LLC (“PIMCO”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts(1)	Total Assets (in millions)	Number of Accounts(1)	Total Assets (in millions)
Mark T. Hudoff	8	12,421.68	27	7,706.21	21	4,196.45

(1)   2 of these accounts (with assets of $308.12 million) receives a performance-based fee.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investment of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index as the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Compensation Structure of Portfolio Manager

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with PIMCO’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to PIMCO. The compensation of portfolio managers consists of a base salary, a bonus and may include a retention bonus. The portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers.

•                  3-year, 2-year and 1-year dollar-weighted and account-weighted investment pre-tax performance as judged against the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index and relative to applicable industry peer groups;

•                  Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•                  Amount and nature of assets managed by the portfolio manager;

•                  Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•                  Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•                  Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•                  Contributions to asset retention, gathering and client satisfaction;

•                  Contributions to mentoring, coaching and/or supervising; and

•                  Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager.  Final award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI’s profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio mangers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to PIMCO and the Bonus Factors. Under his employment agreement, Raymond Kennedy receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessory holding company of PIMCO was acquired by a subsidiary of Allianz AG (“Allianz”). In connection with the transaction, Mr. Kennedy received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged from Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned

Mark T. Hudoff	None

ING Pioneer Equity Income Portfolio

Sub-Adviser

Pioneer Investment Management, Inc (“Pioneer”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts(1)	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John A. Carey	11	$11,077,340,000	4	$2,036,390,000	3	$248,265,000
Walter Hunnewell, Jr.	11	$11,077,340,000	4	$2,036,390,000	3	$248,265,000

(1)  Of the 11 accounts 1 with total assets of $7,558,671,000 has an advisory fee based on performance.

Potential Conflicts of Interest

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.  The principal types of potential conflicts of interest that may arise are discussed below.  Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Portfolio as well as one or more other accounts.  Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks.  Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.  Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests.  See “Compensation Structure of Portfolio Managers” below.

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as IPOs and private placements.  If, for example, an IPO that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the IPO.  Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts’ investment objectives and policies.  This allocation methodology necessarily involves some subjective elements but it intended over time to treat each client in an equitable and fair manner.  Generally, the investment opportunity is allocated among participating accounts on a pro rate basis.  Although, Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed.  If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.  When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price.  There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements).  Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price.  Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager.  If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts.  Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation.

A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns.  For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise.  For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short.  In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations.  However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation Structure of Portfolio Managers

Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer’s financial performance.  Pioneer’s compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager’s overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager.  The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees.  Base compensation is fixed and normally reevaluated on an annual basis.  Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional.  Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary.  The annual bonus is based upon a combination of the following factors:

•                  Quantitative Investment Performance.  The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31.  The accounts, which include the fund, are ranked against a group of mutual funds with similar investment objectives and investment focus (60%) and a broad-based securities market index measuring the performance of the same type of securities in which the accounts invest (40%), which, in the case of the Portfolio, is the Russell 1000 Value Index.  As a result of these two benchmarks, the performance of the portfolio manager for compensation purposes is measured against criteria that are relevant to the portfolio manager’s competitive universe.

•                  Qualitative Performance.  The qualitative performance component with respect to all of the accounts managed by the portfolio manager includes objectives, such as effectiveness in the areas of teamwork, leadership, communications and marketing, that are mutually established and evaluated by each portfolio manager and management.

•                  Company Results and Business Line Results.  Pioneer’s financial performance, as well as the investment performance of its investment management group affect a portfolio manager’s actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.P.A., an affiliate of Pioneer, at the then fair value of the underlying stock.  These options are generally exercisable within three years.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned

John A. Carey	None
Walter Hunnewell, Jr.	None

ING Pioneer Fund Portfolio

Sub-Adviser

Pioneer Investment Management, Inc (“Pioneer”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John A. Carey	11	$11,108,496,000	4	$2,036,390,000	3	$248,265,000
Walter Hunnewell, Jr	11	$11,108,496,000	4	$2,036,390,000	3	$248,265,000

*1 of these accounts with assets of $7,558,671,000 receives a performance-based fee.

Potential Conflicts of Interest

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.  The principal types of potential conflicts of interest that may arise are discussed below.  For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Portfolio as well as one or more other accounts.  Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks.  Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.  Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests.  See “Compensation Structure of Portfolio Managers” below.

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as IPOs and private placements.  If, for example, an IPO that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the IPO.  Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts’ investment objectives and policies.  This allocation methodology necessarily involves some subjective elements but is intended over time to treat each client in an equitable and fair manner.  Generally, the investment opportunity is allocated among participating accounts on a pro rata basis.  Although Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a portfolio may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed.  If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.  When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price.  There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements).  Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price.  Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager.  If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts.  Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation.

A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns.  For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise.  For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short.  In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations.  However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation Structure of Portfolio Managers

Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer’s financial performance.  Pioneer’s compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager’s overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager.  The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees.  Base compensation is fixed and normally reevaluated on an annual basis.  Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional.  Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary.  The annual bonus is based upon a combination of the following factors:

•                  Quantitative Investment Performance.  The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31.  The accounts, which include the Portfolio, are ranked against a group of mutual funds with similar investment objectives and investment focus (60%) and a broad-based securities market index measuring the performance of the same type of securities in which the accounts invest (40%), which, in the case of the Portfolio, is the S&P 500® Index.  As a result of these two benchmarks, the performance of the portfolio manager for compensation purposes is measured against criteria that are relevant to the portfolio manager’s competitive universe.

•                  Qualitative Performance.  The qualitative performance component with respect to all of the accounts managed by the portfolio manager includes objectives, such as effectiveness in the areas of teamwork, leadership, communications and marketing, that are mutually established and evaluated by each portfolio manager and management.

•                  Pioneer Results and Business Line Results.  Pioneer’s financial performance, as well as the investment performance of its investment management group affect a portfolio manager’s actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.P.A., an affiliate of Pioneer, at the then fair value of the underlying stock.  These options are generally exercisable within three years.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned

John A. Carey	None
Walter Hunnewell, Jr.	None

ING Pioneer Mid Cap Value Portfolio

Sub-Adviser

Pioneer Investment Management, Inc (“Pioneer”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Timothy Horan*	3	$2,997,048,000	1	$809,921,000	4	$53,966,000
J. Rodman Wright**	4	$6,298,780,000	1	$809,921,000	4	$53,966,000

*1 of these accounts with assets of $2,595,382,000 receives a performance-based fee.

**2 of these accounts with assets of $5,978,779,000 receive a performance-based fee.

Potential Conflicts of Interest

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.  The principal types of potential conflicts of interest that may arise are discussed below.  For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Portfolio as well as one or more other accounts.  Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks.  Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.  Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests.  See “Compensation Structure of Portfolio Managers” below.

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as IPOs and private placements.  If, for example, an IPO that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the IPO.  Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts’ investment objectives and policies.  This allocation methodology necessarily involves some subjective elements but is intended over time to treat each client in an equitable and fair manner.  Generally, the investment opportunity is allocated among participating accounts on a pro rata basis.  Although Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a portfolio may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed.  If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.  When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price.  There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements).  Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price.  Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager.  If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts.  Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation.

A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns.  For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise.  For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short.  In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations.  However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation Structure of Portfolio Managers

Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer’s financial performance.  Pioneer’s compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager’s overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager.  The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees.  Base compensation is fixed and normally reevaluated on an annual basis.  Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional.  Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary.  The annual bonus is based upon a combination of the following factors:

•                  Quantitative Investment Performance.  The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80%

weighting), measured for periods ending on December 31.  The accounts, which include the Portfolio, are ranked against a group of mutual funds with similar investment objectives and investment focus (60%) and a broad-based securities market index measuring the performance of the same type of securities in which the accounts invest (40%), which, in the case of the Portfolio, is the S&P 500® Index.  As a result of these two benchmarks, the performance of the portfolio manager for compensation purposes is measured against criteria that are relevant to the portfolio manager’s competitive universe.

•                  Qualitative Performance.  The qualitative performance component with respect to all of the accounts managed by the portfolio manager includes objectives, such as effectiveness in the areas of teamwork, leadership, communications and marketing, that are mutually established and evaluated by each portfolio manager and management.

•                  Pioneer Results and Business Line Results.  Pioneer’s financial performance, as well as the investment performance of its investment management group affect a portfolio manager’s actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.P.A., an affiliate of Pioneer, at the then fair value of the underlying stock.  These options are generally exercisable within three years.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned

Timothy Horan	None
J. Rodman Wright	None

ING Stock Index Portfolio

Sub-Adviser

ING Investment Management Co. (“ING IM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Omar Aguilar, Ph.D.	65	$9,831,888,395	11	$737,684,548	2	$4,692,612,077

(1) 1 of these accounts manages with total asset of $65,219,463 have a performance-based fee.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.  These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts.  Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions.  ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Manager

Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, one and three year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

Portfolio managers are also eligible to participate in an annual cash incentive plan.  The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent.  As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators.  Investment performance is measured on both relative and absolute performance in all areas.  ING IM has defined indices and, where applicable, peer groups including but not limited to the S&P 500® Index and set performance goals to appropriately reflect requirements for each investment team.  The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis.  These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for all accounts managed by the team.  The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan.  Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan.  The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Omar Aguilar, Ph.D.	None

ING T. Rowe Price Capital Appreciation Portfolio

Sub-Adviser

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions) *	Number of Accounts	Total Assets (in millions) *	Number of Accounts	Total Assets (in millions)*
David R. Giroux, CFA	2	11,985.5	1	101.1	0	$0

* Please note that the portfolio manager named above did not manage any accounts for which advisory fees are based on performance.

Potential Conflicts of Interest

T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the Portfolio’s investments and the investments of the other account(s).

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Compensation Structure of Portfolio Managers” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio managers.

Compensation Structure of Portfolio Managers

Portfolio managers’ compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (ex., S&P 500® Index) and an applicable Lipper Index (ex., Large-Cap Growth), though other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds.  Compensation is viewed with a long-term time horizon.  The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio’s assets due to the purchase or sale of Portfolio shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long term success and are highly valued.

All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Portfolio Managers’ Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

David R. Giroux, CFA	None

ING T. Rowe  Price Equity Income Portfolio

Sub-Adviser

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions) *	Number of Accounts	Total Assets (in millions) *	Number of Accounts	Total Assets (in millions)*
Brian C. Rogers	14	$32,538.6	2	$860	15	$1,541

* Please note that the portfolio manager named above did not manage any accounts for which advisory fees are based on performance.

Potential Conflicts of Interest

T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the Portfolio’s investments and the investments of the other account(s).

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Compensation Structure of Portfolio Managers” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Compensation Structure of Portfolio Manager

Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (ex., S&P 500® Index) and an applicable Lipper Index (ex., Large-Cap Growth), though other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds.  Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio’s assets due to the purchase or sale of Portfolio shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long term success and are highly valued.

All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Brian C. Rogers	None

ING Templeton Global Growth Portfolio

Sub-Adviser

Templeton Global Advisors Limited (“Templeton Global Advisors”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions) (1)	Number of Accounts	Total Assets (in millions) (1)	Number of Accounts	Total Assets (in millions) (1)
Cindy Sweeting(2)	13	$81,175.8	1	$165.6	14	$4,912.0
Tucker Scott(2)	16	$70,752.8	3	$1,630.8	28	$5,994.2
Lisa F. Myers	7	$64,302.2	13	$17,131.6	10	$2,059.7

None of the accounts have a performance-based fee.

(1)          Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be substantially lower amount.

(2)          Ms. Sweeting and Mr. Scott assumed responsibility as Portfolio Managers for the Portfolio on December 13, 2007 and September 30, 2007, respectively.

Potential Conflicts of Interest

The management of multiple funds, including the Portfolio, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a Code of Ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Portfolio have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation Structure of Portfolio Manager

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base Salary.  Each portfolio manager is paid a base salary.

Annual Bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•                  Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3- and 5- preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or the MSCI World IndexSM as appropriate.

•                  Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

•                  Non-investment performance.  For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

•                  Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007 including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Cindy Sweeting	None
Tucker Scott	None
Lisa F. Myers	None

ING Van Kampen Capital Growth Portfolio

Sub-Adviser

Morgan Stanley Investment Management Inc. d/b/a Van Kampen (“Van Kampen”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Dennis Lynch	37	$32,189,208,866	5	$1,525,680,441	$7,247	$1,981,330,357
David Cohen	37	$32,189,208,866	5	$1,525,680,441	$7,247	$1,981,330,357
Sam Chainani	37	$32,189,208,866	5	$1,525,680,441	$7,247	$1,981,330,357
Alexander Norton	37	$32,189,208,866	5	$1,525,680,441	$7,247	$1,981,330,357
Jason Yeung	37	$32,189,208,866	5	$1,525,680,441	$7,247	$1,981,330,357

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund.  In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans.  The portfolio manager may have an incentive to favor these accounts over others.  If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.  The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation Structure of Portfolio Managers

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•          Cash Bonus.

•          Morgan Stanley’s Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•          Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

•          Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•          Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•          Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•          Contribution to the business objectives of the Investment Adviser.

•          The dollar amount of assets managed by the portfolio manager.

•          Market compensation survey research by independent third parties.

•          Other qualitative factors, such as contributions to client objectives.

•          Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Dennis Lynch	None
David Cohen	None
Sam Chainani	None
Alexander Norton	None
Jason Yeung	None

ING Van Kampen Global Franchise Portfolio

Sub-Adviser

Morgan Stanley Investment Management Inc. d/b/a Van Kampen (“Van Kampen”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Hassan Elmasry	8	$4,101,083,336	6	$4,210,065,589	22	$4,522,489,717
Paras Dodhia	8	$4,101,083,336	6	$4,210,065,589	22	$4,522,489,717
Michael Allison	8	$4,101,083,336	6	$4,210,065,589	22	$4,522,489,717
Jayson Vowles	8	$4,101,083,336	6	$4,210,065,589	22	$4,522,489,717

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund.  In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans.  The portfolio manager may have an incentive to favor these accounts over others.  If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.  The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation Structure of Portfolio Managers

 Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•          Cash Bonus.

•          Morgan Stanley’s Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•          Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

•          Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•          Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•          Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•          Contribution to the business objectives of the Investment Adviser.

•          The dollar amount of assets managed by the portfolio manager.

•          Market compensation survey research by independent third parties.

•          Other qualitative factors, such as contributions to client objectives.

•          Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Hassan Elmasry	None
Paras Dodhia	None
Michael Allison	None
Jayson Vowles	None

ING Van Kampen Growth And Income Portfolio

Sub-Adviser

Morgan Stanley Investment Management Inc. d/b/a Van Kampen (“Van Kampen”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James A. Gilligan	19	$38,130,085,613	N/A	N/A	3	$677,252,153
Thomas Bastain	19	$38,130,085,613	N/A	N/A	3	$677,252,153
Mark Laskin	19	$38,130,085,613	N/A	N/A	3	$677,252,153
Sergio Marcheli	19	$38,130,085,613	N/A	N/A	3	$677,252,153
James O. Roeder	19	$38,130,085,613	N/A	N/A	3	$677,252,153

None of the Accounts Managed are subject to performance fees.

Potential Conflicts of Interest

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund.  In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans.  The portfolio manager may have an incentive to favor these accounts over others.  If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.  The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation Structure of Portfolio Managers

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•          Cash Bonus.

•          Morgan Stanley’s Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•          Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

•          Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•          Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•          Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•          Contribution to the business objectives of the Investment Adviser.

•          The dollar amount of assets managed by the portfolio manager.

•          Market compensation survey research by independent third parties.

•          Other qualitative factors, such as contributions to client objectives.

•          Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

James A. Gilligan	None
Thomas Bastian	None
Mark Laskin	None
Sergio Marcheli	None
James O. Roeder	None

ING Van Kampen Real Estate Portfolio

Sub-Adviser

Morgan Stanley Investment Management Inc. d/b/a Van Kampen (“Van Kampen”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts (1)
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Theodore R. Bigman	17	$12,616,659,742	7	$4,118,003,066	940	$6,559,033,134

(1)          Of these other accounts, 10 account with a total of approximately $ 748,361,447.00 in assets had performance based fees.

Potential Conflicts of Interest

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund.  In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans.  The portfolio manager may have an incentive to favor these accounts over others.  If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.  The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation Structure of Portfolio Managers

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•          Cash Bonus.

•          Morgan Stanley’s Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•          Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

•          Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•          Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•          Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•          Contribution to the business objectives of the Investment Adviser.

•          The dollar amount of assets managed by the portfolio manager.

•          Market compensation survey research by independent third parties.

•          Other qualitative factors, such as contributions to client objectives.

•          Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Theodore R. Bigman	None

ING VP Index Plus International Equity Portfolio

Sub-Adviser

ING Investment Management Advisers, B.V. (“IIMA”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Carl Ghielen	9	$0	1	$67,500.00	0	$0
Martin Jansen	9	$0	1	$67,500.00	0	$0

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

IIMA’s investment teams are responsible for managing and executing trades on behalf of multiple clients including other registered funds, legal entities, other accounts including proprietary accounts, separate accounts and other pooled investment vehicles.  An investment team may manage a portfolio or separate account, which may have materially higher fee arrangements than the Fund and may also have a performance based fee.  The management of multiple Funds and/or other accounts may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades.  IIMA has adopted compliance procedures which are reasonably designed to address these types of conflicts.

Compensation Structure of Portfolio Managers

Within INGIM Europe, the portfolio managers’ compensation typically consists of a base salary and a bonus which is based on INGIM Europe’s (IIMA is one of the legal entities of INGIM Europe) performance as well as 1 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to the MSCI EAFE Net (USD) Index performance. In addition, the portfolio managers are offered long-term equity awards, such as stocks and/or stock options, which are tied to the performance of the Sub-Adviser’s parent company, ING Group.

Portfolio managers are eligible to participate in an annual incentive plan. The overall design of the INGIM Europe annual incentive plan was developed to closely tie compensation to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. INGIM Europe has defined indices and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus the MSCI EAFE Net (USD) Index over a one year period. The results for overall INGIM Europe scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are typically weighted by 20% being attributable to the overall INGIM Europe performance and 80% attributable to their specific team results.

The portfolio managers participate in ING’s Pension, Retirement plans, which are available to almost all salaried employees in the firm.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Carl Ghielen	None
Martin Jansen	None

ING Wells Fargo Disciplined Value Portfolio

Sub-Adviser

Wells Capital Management, Inc (“Wells Capital Management”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Robert Costomiris, CFA	6	2,139	1	30	1	60

None of these accounts are subject to performance fees.

Potential Conflicts of Interest

As an investment adviser, Wells Capital Management has fiduciary responsibilities to act in the best interests of its clients. Such duties include: (1) reasonable and independent basis for its investment advice; (2) seeking best price execution for clients’ securities transactions, ensuring that the investment advice is suitable to the client’s objectives; and (3) refraining from engaging in personal securities transactions inconsistent with client interests.

Wells Capital Management’s portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Wells Capital Management has an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.

Compensation Structure of Portfolio Managers

Wells Capital Management has a comprehensive and competitive compensation program. Wells Capital Management use annual surveys to reassess salary points, bonuses and deferred compensation.

Compensation for portfolio managers is geared toward relative investment performance within acceptable risk parameters and may reflect net asset changes. Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Wells Capital Management custom-tailor personal scorecards to measure positive contributions to relative peer universe performance, the Russell MidCap® Value Index and another component. Wells Capital Management preset ranges so incentive opportunities are known and measured continually.

Talented investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients, and provides direct participation in the growth and success of the company and its clients.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned
Robert J. Costomiris, CFA	$10,001 -$50,000

ING Wells Fargo Small Cap Disciplined Portfolio

Sub-Adviser

Wells Capital Management, Inc (“Wells Capital Management”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Robert J. Costomiris, CFA	6	2,139	1	30	1	60

None of these accounts are subject to performance fees.

Potential Conflicts of Interest

As an investment adviser, Wells Capital Management has fiduciary responsibilities to act in the best interests of its clients. Such duties include: (1) reasonable and independent basis for its investment advice; (2) seeking best price execution for clients’ securities transactions, ensuring that the investment advice is suitable to the client’s objectives; and (3) refraining from engaging in personal securities transactions inconsistent with client interests.

Wells Capital Management’s portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Wells Capital Management has an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.

Compensation Structure of Portfolio Managers

Wells Capital Management has a comprehensive and competitive compensation program. Wells Capital Management use annual surveys to reassess salary points, bonuses and deferred compensation.

Compensation for portfolio managers is geared toward relative investment performance within acceptable risk parameters and may reflect net asset changes. Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Wells Capital Management custom-tailor personal scorecards to measure positive contributions to relative peer universe performance, the Russell 2000® Value Index and another component.  Wells Capital Management preset ranges so incentive opportunities are known and measured continually.

Talented investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients, and provides direct participation in the growth and success of the company and its clients.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned
Robert J. Costomiris, CFA	$10,001 -$50,000

EXPENSE LIMITATION AGREEMENTS

The Advisers have entered into expense limitation agreements with the Portfolios listed below pursuant to which the Advisers have agreed to waive or limit their fees.  In connection with this agreement, the Advisers will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which excludes interest, taxes, other investment related costs, extraordinary expenses (and acquired fund fees and expenses) such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Trustees who are not “interested persons” (as defined in the 1940 Act) of the Advisers) do not exceed the limits set forth below of the Portfolio’s average daily net assets, subject to possible recoupment by the Advisers within three years.

Portfolio	ADV Class	Class I	Class S	Service 2
BlackRock Inflation Protected Bond	1.23%	0.63%	0.88%	N/A
BlackRock Large Cap Growth	—	—	1.04%	—
Disciplined Small Cap Value	1.35%	0.75%	1.00%	1.15%
Franklin Income	1.44%	0.74%	0.99%	1.24%
Global Real Estate	1.50%	0.90%	1.15%	1.30%
ING Goldman Sachs Commodity Strategy	1.55%	0.95%	1.20%	1.35%
JPMorgan Value Opportunities	1.13%	0.53%	0.78%	0.93%
Marsico International Opportunities	1.28%	0.68%	0.93%	1.08%
MFS Utilities	1.40%	0.80%	1.05%	1.20%
ING Multi-Manager International Small Cap	1.80%	1.20%	1.45%	1.60%
Pioneer Equity Income	1.29%	0.69%	0.94%	1.09%
Pioneer Mid Cap Value	1.25%	0.65%	0.90%	1.05%
VP Index Plus International Equity	1.15%	0.55%	0.80%	0.95%
Wells Fargo Small Cap Disciplined	1.47%	0.87%	1.12%	1.27%

The expense limitation agreements for each of the above listed portfolios (except for ING Pioneer Equity Portfolio and ING Pioneer Mid Cap Value Portfolio) provide that the expense limitations shall continue until May 1, 2009.  For ING Pioneer Equity Portfolio and ING Pioneer Mid Cap Value Portfolio the expense limitation agreements shall continue May 1, 2010 and May 1, 2011, respectively.  These Portfolios’ expense limitation agreements are contractual and shall renew automatically for one-year terms unless the Advisers provide written notice of termination of the agreements to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement.  The expense limitation agreements may also be terminated by the Trust, without payment of any penalty, upon ninety (90) days’ prior notice to the Advisers at their principal place of business.  Pursuant to a side agreement effective September 23, 2005, DSL has effected the following expense limits for Pioneer Fund through May 1, 2009:  (1) 0.685% for the Class I shares of the Portfolio; (2) 0.935% for the Class S shares of the Portfolio; and (3) 1.085% for the Service 2 Class shares of the Portfolio; and (4) 1.285% for the ADV Class shares of the Portfolio.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if DSL elects to renew it.  Pursuant to a side agreement effective April 30, 2007, DSL has effected the following expense limits for ING Janus Contrarian Portfolio through May 1, 2009:  (1) 1.34% for the ADV Class shares of the Portfolio; (2) 0.74% for the Class I shares of the Portfolio; (3) 0.99% for the Class S shares of the Portfolio; and (4) 1.14% for Service 2 Class shares of the Portfolio. There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if DSL elects to renew it.  Pursuant to a side agreement effective April 30, 2007, DSL has effected the following expense limits for ING BlackRock Large Cap Growth Portfolio through May 1, 2009:  (1) 1.26% for ADV Class shares of the Portfolio; (2) 0.66% for Class I shares of the Portfolio; (3) 0.91% for Class S shares of the Portfolio; and (4) 1.06% for Service 2 Class shares of the Portfolio.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if DSL elects to renew it.

Further, pursuant to an Expense Limitation Agreement, dated September 23, 2005, DSL has affected an operating expense limit of 1.04% for Class S of BlackRock Large Cap Growth Portfolio.

ADMINISTRATOR

ING Funds Services (“Administrator”) serves as Administrator for BlackRock Inflation Protected Bond, Disciplined Small Cap Value, Franklin Income, Global Real Estate, Goldman Sachs Commodity Strategy, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Multi-Manager International Small Cap, Pioneer Equity Income, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios (“Administrator Portfolios”), pursuant to the administration agreement with the Trust.  Its principal place of business is 7337 East Doubletree Ranch Road, Scottsdale, Arizona  85258.  Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of the Administrator Portfolios except for those services performed by the Advisers under the Advisory Agreements, each Sub-Adviser under the respective sub-advisory agreements, if applicable, the Custodian for the Administrator Portfolios under the Custodian Agreement, the Transfer Agent under the Transfer Agency Agreement and such other service providers as may be retained by the Administrator Portfolios from time to time.  The Administrator acts as a liaison among these service providers to the Administrator Portfolios.  ING Funds Services also furnishes the Administrator Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of the Administrator Portfolios.  These services include preparation of annual and other reports to shareholders and to the SEC.  ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers.  The Administrator is also responsible for monitoring the Administrator Portfolios’ compliance with applicable legal requirements and with their investment policies and restrictions for the Portfolios.

The administration agreement with ING Funds Services may be cancelled by the Trust on behalf of a Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days’ written notice to the Trust.

During periods when the Administrator Portfolios invest directly in investment securities, each pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. The Administrator is a wholly-owned subsidiary of ING Groep and the immediate parent company of the Adviser.

The Administrator did not receive any fees on behalf of Goldman Sachs Commodity Strategy and Multi-Manager International Small Cap Portfolios, because these Portfolios had not commenced operations as of the fiscal year ended December 31, 2007.

For the fiscal year ended December 31, 2007, each Portfolio paid 10% of its average net assets to the Administrator for administrative services in the amount set forth below.

PORTFOLIO	Fees (as a percentage of average net assets)	Fees received by the Administrator (in dollars)
BlackRock Inflation Protected Bond(1)	0.10%	$121,508
Disciplined Small Cap Value	0.10%	$162,137
Franklin Income	0.10%	$372,555
Global Real Estate	0.10%	$225,853
JPMorgan Value Opportunities	0.10%	$366,257
Marsico International Opportunities	0.10%	$444,906
MFS Utilities	0.10%	$451,032
Pioneer Equity Income(2)	0.10%	$72,752
VP Index Plus International Equity	0.10%	$631,081
Wells Fargo Small Cap Disciplined	0.10%	$185,190

(1)          BlackRock Inflation Protected Bond commenced operations on April 30, 2007.  Reflects the eight-month period from April 30, 2007 to December 31, 2007.

(2)          Pioneer Equity Income commenced operations on May 11, 2007.  Reflects the period from May 11, 2007 to December 31, 2007.

For the fiscal year ended December 31, 2006, each Portfolio paid fees to the Administrator for administrative services in the amount set forth below.

PORTFOLIO	Fees (as a percentage of average net assets)	Fees received by the Administrator (in dollars)
Disciplined Small Cap Value(1)	0.10%	$33,954
Franklin Income(1)	0.10%	$78,511
Global Real Estate	0.10%	$60,863
JPMorgan Value Opportunities	0.10%	$281,969
Marsico International Opportunities	0.10%	$292,135
MFS Utilities	0.10%	$212,804
VP Index Plus International Equity	0.10%	$223,072
Wells Fargo Small Cap Disciplined	0.10%	$109,013

(1)          For the period from April 28, 2006 through December 31, 2006.

For the fiscal year ended December 31, 2005, each Portfolio paid fees to the Administrator for administrative services in the amount set forth below.

PORTFOLIO	Fees (as a percentage of average net assets)	Fees received by the Administrator (in dollars)
ING FMRSM Earnings Growth	0.10%	$47,546
ING JPMorgan Value Opportunities	0.10%	$108,423
ING Marsico International Opportunities	0.10%	$56,898
ING MFS Utilities	0.10%	$71,235
ING VP Index Plus International Equity	0.10%	$11,345
ING Wells Fargo Small Cap Disciplined	0.10%	$411

DISTRIBUTION OF TRUST SHARES

ING Funds Distributor, LLC (“ING Funds Distributor” or “Distributor”) serves as the Portfolios’ distributor and principal underwriter. ING Funds Distributor’s principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.  ING Funds Distributor is not obligated to sell a specific amount of the Portfolio’s shares.  ING Funds Distributor bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by ING Funds Distributor in connection with the distribution or sale of the shares.  ING Funds Distributor also serves as Adviser to the Trust and therefore is an affiliate to the Trust.

On December 31, 2006, an internal reorganization was undertaken in which the distribution functions for the ING

Funds were transferred from DSI, the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Trustees have classified shares of each of the Portfolios into four classes: ADV Class shares; Class I shares; Class S shares; and Service 2 Class shares.  Capital Guardian U.S. Equities, Liquid Assets and Stock Index Portfolios do not offer ADV Class shares.  Capital Guardian U.S. Equities Portfolio and ING Wells Fargo Disciplined Value Portfolio do not offer Class I shares.  ING BlackRock Inflation Protected Bond Portfolio and ING Franklin Mutual Shares Portfolio do not offer Service 2 Class Shares.  Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.  In addition, the ADV Class, Class I, Class S and Service 2 shares have the features described below:

The ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum.   ING Funds Distributor has agreed to waive a portion of the distribution fee for ADV Class shares.  The expense waiver will continue through at least May 1, 2009, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

The Class S shares are not subject to an initial sales charge, contingent deferred sales charge or Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

The Service 2 shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum.  ING Funds Distributor has agreed to waive a portion of the distribution fee for Service 2 shares.  The expense waiver will continue through at least May 1, 2009, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

Distribution Plan for Service 2 shares only:

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Service 2 shares of the Portfolios (the “12b-1 Portfolios”).

The 12b-1 Plan provides that the Service 2 shares of the 12b-1 Portfolios shall pay a distribution fee (the “Distribution Fee”), for distribution services including payments to ING Funds Distributor, at annual rates not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolios for distribution services.  The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses.  The 12b-1 Plan was approved by all of the Trustees, including all of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the 12b-1 Plan.

Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are directly linked to its expenses).  The Service 2 shares of the 12b-1 Portfolios are liable for any distribution expenses incurred in excess of the Distribution Fee paid for a period of 3- years. Each 12b-1 Portfolio’s Service 2 shares are entitled to exclusive voting rights with respect to matters concerning the 12b-1 Plan.

The 12b-1 Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolio attributable to an insurance company’s variable contract owners during that quarterly period.  Expenses payable pursuant to the 12b-1 Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios’ shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolios’ investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the 12b-1 Portfolios; and (g) financing any other activity that the Board determines is primarily intended to result in the sale of the 12b-1 Portfolios’ shares.  The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the 12b-1 Plan.  The 12b-1 Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the 12b-1 Plan, cast in-person at a meeting called for that purpose.  The 12b-1 Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios.  The 12b-1 Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios.  Once terminated, no further payments shall be made under the 12b-1 Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The 12b-1 Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios.  These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios’ shares, an enhancement in the 12b-1 Portfolios’ ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios.

As of the fiscal year ended December 31, 2007, Service 2 shares of Disciplined Small Cap Value, Goldman Sachs Commodity Strategy and Multi-Manager International Small Cap Portfolios had not commenced operations.  As a result, no payments for these Portfolios were made under the 12b-1 Plan during 2007.

Shareholder Service Plan for Class S and Service 2 shares only:

Effective January 1, 2007, the Trust entered into a shareholder service plan (“Shareholder Service Plan”) on behalf of the Class S and Service 2 shares of the Trust.  Under the Shareholder Service Plan, ING Funds Distributor (the “Shareholder Services Agent”) has agreed to provide certain services including, but not limited to, the following: teleservicing support in connection with existing investments in the Portfolios; delivery and responding to inquiries respecting Trust Prospectuses, reports, notices, proxies and proxy statements and other information respecting the Portfolios; facilitation of the tabulation of Variable Contract owners’ votes in the event of a meeting of Trust shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Trust, its transfer agent, or the Shareholder Servicing Agent as may be reasonably requested; provision of support services including providing information about the Trust and its Portfolios and answering questions respecting the Trust and its Portfolios, including questions respecting variable contact owners’ interest in one or more Portfolios; and provide such other related services as the Portfolios or a shareholder may request.  The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.

In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Shareholder Service Plan, the Shareholder Servicing Agent receives from each Portfolio’s Service 2 and Class S shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio’s shares.

Shareholder Service and Distribution Plan for ADV class shares:

The Trust has adopted a Shareholder Service and Distribution Plan (the “Service and Distribution Plan”) for the ADV Class shares dated May 29, 2003.  Under the Plan the Trust may pay to DSL a shareholder service fee ( “Service Fee”) at the rate of 0.25%, on an annualized basis, of the average daily net assets of the Portfolios’ ADV Class shares.  The Service Fee may be used to pay for shareholder services provided to the Portfolios.  The Service and Distribution Plan provides that the ADV Class shares of the Portfolios shall pay a Distribution Fee for distribution services, including payments to ING Funds Distributor, at annual rates not to exceed 0.50% of the average daily net assets of such Portfolios for distribution services.  The Service and Distribution Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators (“financial service firms”).

Since the Service Fees and Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Service and Distribution Plan.  For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses).

Shareholder services payable under the Service and Distribution Plan include, but are not limited to, the following costs:  (a) acting as the shareholder of record; processing purchase and redemption orders; (b) maintaining participant account records; (c) answering participant questions regarding the Portfolios; (d) facilitating the tabulation of shareholder votes in the event of a meeting; (e) conveying information with respect to Portfolio shares purchased and redeemed and share balances to the Portfolios and to service providers; (f) providing shareholder support services; and (g) providing other services to shareholders, plan participants, plan sponsors and plan administrators.   ING Funds Distributor may subcontract with other parties for the provision of shareholder, plan sponsor or plan participant support services.

Distribution expenses payable pursuant to the Service and Distribution Plan include, but are not limited to, the following costs:  (a) processing new shareholder account applications; (b) preparing and transmitting to the Portfolios’ Transfer Agent computer processable tapes of all transactions by customers; (c) and serving as the primary source of information to customers in providing information and answering questions concerning the Portfolios and their transactions with the Portfolios; (d) providing other services to shareholders, plan participants, plan sponsors and plan administrators.  The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Service and Distribution Plan.  The Service and Distribution Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Service and Distribution Plan, cast in-person at a meeting called for that purpose.

The Service and Distribution Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Portfolios.  The Service and Distribution Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolios without the approval of a majority of the outstanding shares of each of the Portfolios.  Once terminated, no further payments shall be made under the Service and Distribution Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Service and Distribution Plan was adopted because of its anticipated benefit to the Portfolios.  These anticipated benefits include increased promotion and distribution of the Portfolios’ shares, an enhancement in the Portfolios’ ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolios.

As of the fiscal year ended December 31, 2007, the ADV Class shares for Disciplined Small Cap Value, Goldman Sachs Commodity Strategy and Multi-Manager International Small Cap Portfolios had not commenced operations.  As a result, no payments for these Portfolios were made under the Service and Distribution Plan during 2007.

Distribution and Shareholder Service Fee Amounts Paid

For the fiscal year ended December 31, 2007, the Shareholder Services Agent received fees from the ADV Class, Service 2 and Class S shares of certain Portfolios in the amounts set forth below.  Additionally, the Distributor received distribution fees in connection with the costs of promotion and distribution-related expenses for the ADV Class, Class I, Service Class and Service 2 shares of certain Portfolios for the fiscal year ended December 31, 2007 as set forth below.  The Distributor in turn re-allocated the 12b-1 fees it received to various affiliated Insurance Companies who offer ADV Class and Service 2 shares through variable annuity or variable life insurance or other qualified retirement plan products.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Portfolios for the fiscal year ended December 31, 2007, were as follows:

Distribution Fees	Class S	Service 2 Class	Class I	ADV Class

AllianceBernstein Mid Cap Growth
Advertising	101	4	3	—
Printing	1,918	83	58	—
Salaries & Commissions	7,510	323	238	—
Broker Servicing	1,945	30,178	62	4
Miscellaneous	2	—	—	—
Total	11,476	30,588	361	4

BlackRock Inflation Protected
Advertising	—	—	—	—
Printing	—	—	—	—
Salaries & Commissions	—	—	1	—
Broker Servicing	—	—	—	2
Miscellaneous	—	—	—	—
Total	—	—	1	2

BlackRock Large Cap Growth
Advertising	35	2	54	1
Printing	671	38	1,025	25
Salaries & Commissions	2,636	140	3,810	96
Broker Servicing	683	10,549	990	20,916
Miscellaneous	1	—	1	—
Total	4,026	10,729	5,881	21,038

BlackRock Large Cap Value
Advertising	15	1	8	—
Printing	276	18	152	—
Salaries & Commissions	1,120	73	608	—
Broker Servicing	290	6,967	157	4
Miscellaneous	—	—	—	—
Total	1,701	7,059	926	4

Distribution Fees	Class S	Service 2 Class	Class I	ADV Class

Capital Guardian U.S. Equities
Advertising	112	2	—	—
Printing	2,134	38	—	—
Salaries & Commissions	8,529	153	—	—
Broker Servicing	2,209	14,883	—	—
Miscellaneous	3	—	—	4
Total	12,987	15,076	—	4

Disciplined Small Cap Value
Advertising	—	—	—	—
Printing	—	—	1	—
Salaries & Commissions	—	—	2	—
Broker Servicing	—	—	—	—
Miscellaneous	—	—	—	—
Total	—	—	3	—

Evergreen Health Sciences
Advertising	45	—	1	—
Printing	855	—	19	—
Salaries & Commissions	3,370	—	74	1
Broker Servicing	872	—	19	4
Miscellaneous	1	—	—	—
Total	5,143	—	113	4

Evergreen Omega
Advertising	2	0	41	—
Printing	37	6	783	—
Salaries & Commissions	148	22	3,086	—
Broker Servicing	38	2,053	799	4
Miscellaneous	—	—	1	—
Total	225	2,081	4,710	4

Distribution Fees	Class S	Service 2 Class	Class I	ADV Class

FMRSM Diversified Mid Cap
Advertising	234	12	19	2
Printing	4,455	233	352	37
Salaries & Commissions	17,091	901	1,375	141
Broker Servicing	4,433	82,107	357	28,451
Miscellaneous	5	—	—	—
Total	26,218	83,253	2,102	28,630

Franklin Income
Advertising	70	2	6	—
Printing	1,339	31	105	—
Salaries & Commissions	5,062	115	432	—
Broker Servicing	1,313	9,935	112	4
Miscellaneous	1	—	—	—
Total	7,785	10,083	655	4

Franklin Mutual
Advertising	70	2	6	—
Printing	1,339	31	105	—
Salaries & Commissions	5,062	115	432	—
Broker Servicing	1,313	9,935	112	4
Miscellaneous	1	—	—	—
Total	7,785	10,083	655	4

Global Real Estate
Advertising	30	1	0	—
Printing	575	12	2	—
Salaries & Commissions	2,223	46	12	—
Broker Servicing	576	4,271	3	4
Miscellaneous	1	—	—	—
Total	3,405	4,329	17	4

Distribution Fees	Class S	Service 2 Class	Class I	ADV Class

Global Resources
Advertising	348	8	7	0
Printing	6,616	155	126	4
Salaries & Commissions	24,795	600	478	15
Broker Servicing	8,899	54,904	124	2,558
Miscellaneous	2,101	—	—	—
Total	42,759	55,668	734	2,578

International Growth Opportunities
Advertising	35	2	—	—
Printing	664	44	—	—
Salaries & Commissions	2,638	173	—	—
Broker Servicing	683	16,178	—	4
Miscellaneous	1	—	—	—
Total	4,020	16,397	—	4

Janus Contrarian
Advertising	144	8	—	—
Printing	2,733	146	—	—
Salaries & Commissions	10,189	546	—	—
Broker Servicing	2,644	46,698	—	5
Miscellaneous	3	—	—	—
Total	15,714	47,397	—	5

JPMorgan Emerging Markets
Advertising	169	9	25	1
Printing	3,220	176	471	13
Salaries & Commissions	12,103	676	1,799	48
Broker Servicing	3,137	60,997	466	8,564
Miscellaneous	3	—	—	—
Total	18,632	61,858	2,762	8,626

Distribution Fees	Class S	Service 2 Class	Class I	ADV Class

JPMorgan Small Cap Core Equity
Advertising	55	12	26	1
Printing	1,054	219	487	11
Salaries & Commissions	4,185	872	1,958	44
Broker Servicing	1,084	83,217	507	9,576
Miscellaneous	1	—	1	—
Total	6,379	84,320	2,979	9,632

JPMorgan Value Opportunities
Advertising	13	—	23	—
Printing	255	7	432	—
Salaries & Commissions	1,059	30	1,742	—
Broker Servicing	274	2,832	451	46
Miscellaneous	—	—	1	—
Total	1,601	2,869	2,649	46

Julius Baer Foreign
Advertising	207	17	11	1
Printing	3,938	331	214	20
Salaries & Commissions	15,124	1,298	838	68
Broker Servicing	3,920	120,417	217	12,568
Miscellaneous	4	—	—	—
Total	23,194	122,063	1,279	12,657

Legg Mason Value
Advertising	87	6	9	2
Printing	1,654	112	166	29
Salaries & Commissions	6,625	449	670	115
Broker Servicing	1,715	43,242	173	25,603
Miscellaneous	2	—	—	—
Total	10,084	43,809	1,018	25,748

Distribution Fees	Class S	Service 2 Class	Class I	ADV Class

Limited Maturity Bond
Advertising	56	—	0	—
Printing	1,062	—	3	—
Salaries & Commissions	4,243	—	13	—
Broker Servicing	1,098	—	3	4
Miscellaneous	1	—	—	—
Total	6,461	—	19	4

Liquid Assets
Advertising	221	8	33	—
Printing	4,196	154	625	—
Salaries & Commissions	16,047	573	2,440	—
Broker Servicing	4,163	49,514	633	—
Miscellaneous	4	—	1	—
Total	24,632	50,249	3,732	—

Lord Abbett Affiliated
Advertising	30	1	24	—
Printing	566	15	457	—
Salaries & Commissions	2,279	58	1,492	—
Broker Servicing	590	5,551	391	4
Miscellaneous	1	—	—	—
Total	3,466	5,625	2,364	4

Marsico Growth
Advertising	173	6	3	3
Printing	3,286	107	65	55
Salaries & Commissions	12,915	420	246	215
Broker Servicing	3,343	39,424	64	46,175
Miscellaneous	4	—	—	—
Total	19,721	39,957	378	46,448

Distribution Fees	Class S	Service 2 Class	Class I	ADV Class

Marsico International Opportunities
Advertising	64	—	21	3
Printing	1,209	—	390	65
Salaries & Commissions	4,581	—	1,528	258
Broker Servicing	1,187	4	395	56,736
Miscellaneous	1	—	—	—
Total	7,041	4	2,333	57,062

MFS Total Return
Advertising	282	11	41	1
Printing	5,365	218	781	26
Salaries & Commissions	21,429	871	2,943	101
Broker Servicing	5,547	83,122	765	22,173
Miscellaneous	7	—	1	—
Total	32,631	84,222	4,530	22,301

MFS Utilities
Advertising	104	—	2	0
Printing	1,974	—	36	3
Salaries & Commissions	7,532	—	141	11
Broker Servicing	1,952	4	37	2,071
Miscellaneous	2	—	—	—
Total	11,565	4	215	2,086

Distribution Fees	Class S	Service 2 Class	Class I	ADV Class

Oppenheimer Main Street®
Advertising	109	1	1	—
Printing	2,063	21	23	—
Salaries & Commissions	8,221	83	92	—
Broker Servicing	2,129	7,902	24	4
Miscellaneous	3	—	—	—
Total	12,524	8,008	140	4

PIMCO Core Bond
Advertising	166	9	0	—
Printing	3,156	180	7	—
Salaries & Commissions	12,111	707	37	—
Broker Servicing	3,136	66,245	9	4
Miscellaneous	3	—	—	—
Total	18,572	67,142	54	4

PIMCO High Yield
Advertising	138	—	0	0
Printing	2,622	—	2	1
Salaries & Commissions	10,562	—	9	3
Broker Servicing	2,732	—	2	471
Miscellaneous	3	—	—	—
Total	16,058	—	14	474

Pioneer Equity Income
Advertising	—	—	27	—
Printing	—	—	519	—
Salaries & Commissions	—	—	1,667	—
Broker Servicing	—	—	438	2
Miscellaneous	—	—	—	—
Total	—	—	2,651	2

Distribution Fees	Class S	Service 2 Class	Class I	ADV Class

Pioneer Fund
Advertising	21	—	9	—
Printing	391	—	164	—
Salaries & Commissions	1,552	—	625	—
Broker Servicing	402	4	162	4
Miscellaneous	—	—	—	—
Total	2,366	4	959	4

Pioneer Mid Cap Value
Advertising	145	—	22	—
Printing	2,757	—	414	—
Salaries & Commissions	10,911	—	1,430	—
Broker Servicing	2,820	4	374	5
Miscellaneous	3	—	—	—
Total	16,637	4	2,240	5

Stock Index
Advertising	1	0	96	97
Printing	11	2	1,824	1,838
Salaries & Commissions	36	7	7,109	7,152
Broker Servicing	9	458	1,842	2,310
Miscellaneous	—	—	2	2
Total	57	467	10,873	11,398

Distribution Fees	Class S	Service 2 Class	Class I	ADV Class

T. Rowe Price Capital Appreciation
Advertising	654	25	28	19
Printing	12,428	477	527	369
Salaries & Commissions	48,815	1,891	2,038	1,472
Broker Servicing	12,650	179,256	527	327,522
Miscellaneous	15	1	1	—
Total	74,561	181,650	3,121	329,383

T. Rowe Price Equity Income
Advertising	265	15	9	7
Printing	5,026	279	165	128
Salaries & Commissions	19,972	1,097	635	510
Broker Servicing	5,171	102,271	165	114,092
Miscellaneous	6	—	—	—
Total	30,441	103,662	976	114,736

Templeton Global Growth
Advertising	103	2	1	—
Printing	1,961	35	12	—
Salaries & Commissions	7,781	137	57	—
Broker Servicing	2,015	12,983	15	4
Miscellaneous	2	—	—	—
Total	11,863	13,156	85	4

Van Kampen Capital Growth
Advertising	12	3	7	—
Printing	234	58	138	—
Salaries & Commissions	926	226	546	—
Broker Servicing	240	21,119	141	—
Miscellaneous	—	—	—	—
Total	1,412	21,407	833	—

Distribution Fees	Class S	Service 2 Class	Class I	ADV Class

Van Kampen Global Franchise
Advertising	74	19	—	—
Printing	1,400	354	—	—
Salaries & Commissions	5,526	1,399	—	—
Broker Servicing	1,431	131,870	—	4
Miscellaneous	2	—	—	—
Total	8,432	133,642	—	4

Van Kampen Growth and Income
Advertising	196	17	3	1
Printing	3,727	323	56	28
Salaries & Commissions	14,878	1,281	223	114
Broker Servicing	3,852	121,406	58	26,305
Miscellaneous	5	—	—	—
Total	22,658	123,027	340	26,448

Van Kampen Real Estate
Advertising	171	8	2	0
Printing	3,258	144	45	3
Salaries & Commissions	13,569	588	193	12
Broker Servicing	3,506	57,514	50	2,711
Miscellaneous	5	—	—	—
Total	20,509	58,254	290	2,727

VP Index Plus International Equity
Advertising	28	0	6	—
Printing	541	4	114	—
Salaries & Commissions	2,173	15	365	—
Broker Servicing	562	1,398	94	5
Miscellaneous	1	—	—	—
Total	3,305	1,418	579	5

Distribution Fees	Class S	Service 2 Class	Class I	ADV Class

Wells Fargo Disciplined Value
Advertising	53	1	—	—
Printing	1,007	18	—	—
Salaries & Commissions	4,078	73	—	1
Broker Servicing	1,055	7,048	—	132
Miscellaneous	1	—	—	—
Total	6,194	7,140	—	133

Wells Fargo Small Cap Disciplined
Advertising	10	0	2	0
Printing	197	3	42	2
Salaries & Commissions	809	11	168	7
Broker Servicing	209	1,091	44	1,621
Miscellaneous	—	—	—	—
Total	1,225	1,105	257	1,630

Shareholder Service Fees

	Shareholder Services Agreement
Portfolio	2007	2006	2005

AllianceBernstein Mid Cap Growth
ADV Class	$4	$1	N/A
Service 2 Class	$50,157	$47,092	$35,357
Class S	$1,170,861	$1,339,287	$1,411,274

BlackRock Inflation Protected Bond(1)
ADV Class	$2	N/A	N/A
Service 2 Class	N/A	N/A	N/A
Class S	$2	N/A	N/A

BlackRock Large Cap Growth
ADV Class	$14,922	$7,747	$1,211
Service 2 Class	$17,521	$12	$4,102
Class S	$409,875	$374,321	$140,376

BlackRock Large Cap Value
ADV Class	$4	$2	N/A
Service 2 Class	$11,580	$9,572	$6,638
Class S	$179,617	$148,196	$135,827

Capital Guardian U.S. Equities
ADV Class	$4	N/A	N/A
Service 2 Class	$24,739	$27,497	$25,703
Class S	$1,361,676	$1,465,984	$1,557,727

Evergreen Health Sciences
ADV Class	$3	N/A	N/A
Service 2 Class	$4	—	$9,056
Class S	$525,379	$460,460	$197,903

Evergreen Omega
ADV Class	$3	N/A	N/A
Service 2 Class	$3,413	$2,846	$1,707
Class S	$23,334	$21,323	$17,955

	Shareholder Services Agreement
Portfolio	2007	2006	2005

FMRSM Diversified Mid Cap
ADV Class	$20,296	$7,706	N/A
Service 2 Class	$134,589	$93,464	$38,664
Class S	$2,471,226	$1,609,576	$762,667

Franklin Income
ADV Class	$4	N/A	N/A
Service 2 Class	$16,509	$2,823	N/A
Class S	$735,708	$152,150	N/A

Franklin Mutual Shares(1)
ADV Class	$2	N/A	N/A
Service 2 Class	N/A	N/A	N/A
Class S	$237,320	N/A	N/A

Global Real Estate
ADV Class	$4	$3	N/A
Service 2 Class	$7,099	$1,185	N/A
Class S	$331,757	$72,305	N/A

Global Resources
ADV Class	$1,825	N/A	N/A
Service 2 Class	$91,247	$72,068	$39,124
Class S	$1,992,962	$1,217,218	$671,194

Goldman Sachs Commodity Strategy(2)
ADV Class	N/A	N/A	N/A
Service 2 Class	N/A	N/A	N/A
Class S	N/A	N/A	N/A

International Growth Opportunities
ADV Class	$4	N/A	N/A
Service 2 Class	$26,889	$25,603	$24,285
Class S	$416,054	$437,545	$462,712

Janus Contrarian
ADV Class	$4	N/A	N/A
Service 2 Class	$72,350	$13,003	$7,069
Class S	$1,359,160	$284,351	$164,870

JPMorgan Emerging Markets Equity
ADV Class	$6,109	$173	N/A
Service 2 Class	$101,369	$69,017	$30,592
Class S	$1,766,323	$1,124,779	$560,579

JPMorgan Small Cap Core Equity
ADV Class	$6,833	$2,740	$1,137
Service 2 Class	$138,319	$126,668	$78,446
Class S	$658,009	$545,768	$414,442

JPMorgan Value Opportunities
ADV Class	$34	$11	N/A
Service 2 Class	$4,708	$2,948	$930
Class S	$176,148	$223,877	$193,444

Julius Baer Foreign
ADV Class	$8,964	$367	N/A
Service 2 Class	$200,133	$164,207	$73,964
Class S	$2,258,485	$1,740,186	$1,422,595

Legg Mason Value
ADV Class	$18,267	$13,289	$2,218
Service 2 Class	$71,875	$69,742	$53,829
Class S	$1,058,705	$1,185,578	$1,044,538

Limited Maturity Bond
ADV Class	$3	$2	N/A
Service 2 Class	$4	$2	N/A
Class S	$679,303	$761,877	$853,101

	Shareholder Services Agreement
Portfolio	2007	2006	2005

Liquid Assets
ADV Class	N/A	N/A	N/A
Service 2 Class	$82,274	$43,793	$33,976
Class S	$2,437,104	$1,991,366	$1,858,379

Lord Abbett Affiliated
ADV Class	$4	$2	N/A
Service 2 Class	$9,226	$7,814	$6,082
Class S	$367,165	$396,042	$470,853

Marsico Growth
ADV Class	$32,943	$22,210	$10,295
Service 2 Class	$65,525	$59,467	$45,308
Class S	$2,015,785	$2,071,722	$2,151,893

Marsico International Opportunities
ADV Class	$40,478	$38,945	N/A
Service 2 Class	$4	N/A	N/A
Class S	$675,495	$474,252	$96,516

MFS Total Return
ADV Class	$15,819	$15,341	$12,645
Service 2 Class	$138,160	$128,731	$110,893
Class S	$3,407,247	$3,521,804	$3,719,426

MFS Utilities
ADV Class	$1,477	$63	N/A
Service 2 Class	$4	N/A	N/A
Class S	$1,104,559	$516,894	$156,330

Multi-Manager International Small Cap(2)
ADV Class	N/A	N/A	N/A
Service 2 Class	N/A	N/A	N/A
Class S	N/A	N/A	N/A

Oppenheimer Main Street®
ADV Class	$4	$2	N/A
Service 2 Class	$13,134	$11,970	$8,745
Class S	$1,306,265	$1,365,853	$1,455,694

PIMCO Core Bond
ADV Class	$4	N/A	N/A
Service 2 Class	$110,102	$94,828	$82,142
Class S	$1,818,365	$1,958,817	$2,260,054

PIMCO High Yield
ADV Class	$336	$4	N/A
Service 2 Class	$4	N/A	N/A
Class S	$1,691,815	$1,744,275	$1,720,326

Pioneer Equity Income(3)
ADV Class	$2	N/A	N/A
Service 2 Class	N/A	N/A	N/A
Class S	$3	N/A	N/A

Pioneer Fund
ADV Class	$4	N/A	N/A
Service 2 Class	$4	N/A	N/A
Class S	$244,676	$215,190	$54,705

Pioneer Mid Cap Value
ADV Class	$4	N/A	N/A
Service 2 Class	$4	N/A	N/A
Class S	$1,704,096	$1,556,162	$551,311

Stock Index
Service 2 Class	$762	N/A	N/A
Class S	$3,859	N/A	N/A

	Shareholder Services Agreement
Portfolio	2007	2006	2005

T. Rowe Price Capital Appreciation
ADV Class	$233,674	$151,402	$84,699
Service 2 Class	$297,943	$259,884	$185,085
Class S	$7,576,950	$6,352,673	$5,234,341

T. Rowe Price Equity Income
ADV Class	$81,400	$73,511	$31,231
Service 2 Class	$169,977	$121,311	$75,279
Class S	$3,147,724	$2,821,408	$2,576,988

Templeton Global Growth
ADV Class	$4	N/A	N/A
Service 2 Class	$21,579	$18,148	$13,918
Class S	$1,221,568	$1,026,896	$922,664

Van Kampen Capital Growth
ADV Class	N/A	N/A	N/A
Service 2 Class	$35,101	$32,681	$27,312
Class S	$145,294	$142,574	$112,447

Van Kampen Global Franchise
ADV Class	$4	N/A	N/A
Service 2 Class	$219,179	$188,872	$133,378
Class S	$858,273	$638,132	$427,174

Van Kampen Growth and Income
ADV Class	$18,768	$15,204	$1,510
Service 2 Class	$201,790	$186,120	$152,199
Class S	$2,365,890	$2,274,094	$2,054,310

Van Kampen Real Estate
ADV Class	$1,934	$530	N/A
Service 2 Class	$95,603	$87,564	$58,112
Class S	$2,266,533	$2,275,039	$1,940,962

VP Index Plus International Equity
ADV Class	$4	$3	N/A
Service 2 Class	$2,325	$723	N/A
Class S	$340,933	$214,322	$27,308

Wells Fargo Disciplined Value
ADV Class	$94	$1	N/A
Service 2 Class	$11,714	$10,710	$8,657
Class S	$661,407	$701,517	$734,195

Wells Fargo Small Cap Disciplined
ADV Class	$1,157	$278	N/A
Service 2 Class	$1,813	$1,338	N/A
Class S	$133,410	$114,645	$1,027

(1)          The Portfolio commenced operations April 30, 2007.

(2)          The Portfolios had not commenced operations.

(3)          The Portfolio commenced operations May 11, 2007.

CODE OF ETHICS

DSL (as Adviser), and the Distributor (as principal underwriter) have adopted a code of ethics (“Code of Ethics or written supervisory procedure”) in accordance with Rule 17j-1 under the 1940 Act governing personal trading activities of all Trustees, officers of the Portfolios and person who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale.  The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios’ shares.  The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics.  Personal trading is permitted by such person subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios’ Compliance Officer his or her designee and to report all transactions on a regular basis.  The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES

The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio post their portfolio holdings schedule on ING Groep’s website a calendar-quarter basis and it is available on the first day of the second month of the next quarter.  The portfolio holdings schedule is as of the preceding quarter-end (e.g. the Portfolios will post the quarter-ending June 30 holdings on August 1).

Each Portfolio also compiles a list composed of their ten largest holdings (“Top Ten”).  This information is produced monthly, and is made available on ING Groep’s website, on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios’ shares and most third parties may receive the Portfolios’ annual or semi-annual shareholder reports, or view on ING’s website, the Portfolios’ portfolio holdings schedule.  The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering material of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING’s website, the Portfolios may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no log time between the date of which the information is requested and the date the information is provided.  Specifically, the Portfolios’ disclosure of their portfolio holdings may include disclosure:

•                                                             to the Portfolios’ independent registered public accounting firm, named herein, for use in providing audit options, on an as needed basis;

•                                                             to financial printers for the purpose of preparing the Portfolios’ regulatory filings;

•                                                             for the purpose of due diligence regarding a merger or acquisition;

•                                                             to a new adviser or sub-adviser prior to the commencement of its management of the Portfolios;

•                                                             to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor’s, such agencies may receive more raw data from the Portfolio than is posted on the Portfolios’ website;

•                                                             to consultants for use in providing asset allocation advise in connection with investments by affiliated funds-of-funds in the Portfolios;

•                                                             to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or

•                                                             to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios’ shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Portfolios’ Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolios’ portfolio securities is in the best interests of the Portfolios’ shareholders, including procedures to address conflicts between the interests of the Portfolios’ shareholders, on the one hand, and those of the Portfolios’ Adviser, Sub-Adviser, principal underwriter or any affiliated person of a Portfolio, its investment adviser, or its principal underwriter, on the other.  Such Policies authorize the Portfolios’ administrator to implement the Board’s policies and direct the administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolios’ shareholders.  Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, Sub-Adviser, principal underwriter and their affiliates.  The Board has authorized the senior officer of the Portfolios’ administrator to authorize the release of the Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders.  The Portfolios’ Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department.  All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios’ Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Portfolios, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios’ (except ING Franklin Mutual Shares Portfolio) portfolio securities.  The proxy voting procedures delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser’s proxy voting procedures, which require the Adviser to vote proxies in accordance with the Portfolios’ proxy voting procedures and guidelines.  An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  In addition, the Compliance Committee oversees the implementation of the Portfolios’ proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of the Adviser, is attached hereto as Appendix B.  No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (http://www.ingfunds.com) or by accessing the SEC’s EDGAR database (http://www.sec.gov).  With regard to ING Franklin Mutual Shares Portfolio, the Board has delegated to the Portfolio’s Sub-Adviser, Franklin Mutual Advisers, LLC, the authority to vote proxies relating to the Portfolio’s portfolio securities and provide a method for responding to potential conflicts of interest.  A copy of Franklin Mutual Advisers, LLC’s proxy voting policies and procedures is attached hereto as Appendix C.

PORTFOLIO TRANSACTIONS

The Sub-Adviser for each Portfolio places orders for the purchase and sale of investment securities for the Portfolios, pursuant to authority granted in the Advisory Agreements or Sub-Advisory Agreements.  Subject to policies and procedures approved by the Portfolios’ Board, each Adviser or each Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where a Sub-Adviser resigns or the Advisers otherwise assume day to day management of a Portfolio pursuant to its Advisory Agreement with a Portfolio, the Advisers will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the counter securities also may be effected on an agency basis, when, in the Advisers’ or Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Advisers or a Sub-Adviser may also place trades using an ECN or ATS.

How the Sub-Adviser Selects Broker Dealers

The Sub-Adviser has a duty to seek to obtain best execution of the Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Advisers or a Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.  Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Advisers or a Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Advisers or a Sub-Adviser, as demonstrated in the particular transaction or other transactions.  Subject to its duty to seek best execution of the Portfolio’s orders, the Advisers or a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Portfolio.  Theses credits are used to pay certain expenses of the Portfolio.  These commission recapture payments benefit the Portfolios, and not the Advisers or a Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker dealers to execute a trade for a Portfolio, the Advisers or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Advisers or a Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the 1934 Act, the Advisers or a Sub-Adviser may cause a Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Advisers or a Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Advisers’ or a Sub-Adviser’s overall responsibilities to a Portfolio and its other investment advisory clients.   The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Advisers or a Sub-Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Advisers’ or a Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor - Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities.   On occasion, a broker-dealer may furnish the Advisers or a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Advisers or a Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Advisers or a Sub-Adviser from its own funds, and not by portfolio commissions paid by a Portfolio.

Benefits to the Advisers or a Sub-Adviser - Research products and services provided to the Advisers or a Sub-Adviser by broker dealers that effect securities transactions for a Portfolio may be used by the Advisers or a Sub-Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Advisers or a Sub-Adviser in connection with that Portfolio or any of the Portfolios.  Some of these products and services are also available to the Advisers or a Sub-Adviser for cash, and some do not have an explicit cost or determinable value.  The research received does not reduce the advisory fees payable to the Advisers or sub-advisory fees payable to a Sub-Adviser for services provided to the Portfolios.  The Advisers’ or a Sub-Adviser’s expenses would likely increase if the Advisers or a Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker Dealers that are Affiliated with ING Investments or a Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep or the Adviser or the Sub-Advisers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and the Financial Industry Regulatory Authority.  Under these rules, a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Portfolio when selecting a broker dealer for portfolio transactions, and neither a Portfolio nor a Sub-Adviser may enter into an agreement under which a Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker dealer to pay for distribution of Portfolio shares.  Each Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for a Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolios will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about trading in Fixed Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed income securities, it is the policy of the Portfolios to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Advisers or a Sub-Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in Sub-Advisers, investment personnel, and reorganizations of a Portfolio may result in the sale of a significant portion or even all of a Portfolio’s portfolio securities.  This type of change generally will increase trading costs and the portfolio turnover for the affected Portfolio.  The Portfolio, the Adviser or a Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser or a reorganization or other changes.

Allocation of Trades

Some securities considered for investment by a Portfolio may also be appropriate for other clients served by that Portfolio’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures.  Sub-Advisers may use different methods of allocating the results aggregated trades.  Each Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which a Porftolio participated are subject to periodic review by the Board.  To the extent any of the Portfolios seek to acquire (or dispose of) the same security at the same time, one or more of the Portfolios may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolios are concerned.  However, over time, a Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

Because Goldman Sachs Commodity Strategy Portfolio and Multi-Manager International Small Cap Portfolios had not commenced operations as of December 31, 2007, the Portfolios have not paid brokerage commissions.

For the fiscal years ended December 31, 2007, 2006, and 2005, each of the Portfolios listed below paid total brokerage commissions as follows:

Portfolios	2007		2006		2005
AllianceBernstein Mid Cap Growth	$1,308,222		$2,345,829		$1,912,990
BlackRock Inflation Protected Bond	$50,828	(1)	N/A		N/A
BlackRock Large Cap Growth	$305,348		$77,461		$29,524
BlackRock Large Cap Value	$65,562		$41,136		$305,777
Capital Guardian U.S. Equities	$336,732		$330,212		$474,706
Disciplined Small Cap Value	$701,150		$237,295		N/A
Evergreen Health Sciences	$469,288		$196,461		$153,992
Evergreen Omega	$116,065		$306,030		$115,510
FMRSM Diversified Mid Cap	$4,805,330		$2,058,109		$1,210,736
Franklin Income	$171,158		$59,658	(2)	N/A
Franklin Mutual Shares	$170,377	(1)	N/A		N/A
Global Real Estate	$506,273		$192,568	(3)	N/A
Global Resources	$2,800,219		$2,236,430		$3,835,129
International Growth Opportunities	$939,001		$848,434		$1,060,637
Janus Contrarian	$1,574,812		$145,473		$81,381
JPMorgan Emerging Markets Equity	$702,569		$365,650		$491,168
JPMorgan Small Cap Core Equity	$365,377		$125,710		$234,969
JPMorgan Value Opportunities	$508,553		$478,615		$177,637	(4)
Julius Baer Foreign	$4,660,156		$3,072,991		$1,955,511
Legg Mason Value	$468,666		$340,248		$371,711
Limited Maturity Bond	$66,829		$36,134		N/A
Liquid Assets	—		—		N/A
Lord Abbett Affiliated	$215,115		$115,418		$272,514
Marsico Growth	$563,597		$877,841		$1,098,070
Marsico International Opportunities	$1,352,541		$1,459,592		$238,587
MFS Total Return	$1,276,652		$1,080,276		$1,197,211
MFS Utilities	$1,098,821		$639,704		$291,261	(4)
Oppenheimer Main Street®	$596,372		$745,400		$1,202,773
PIMCO Core Bond	$329,330		$201,169		$134,647
PIMCO High Yield	$780		—		$51,258
Pioneer Equity Income	$31,004	(5)	N/A		N/A
Pioneer Fund	$31,823		$34,629		$37,506
Pioneer Mid Cap Value	$1,074,735		$1,477,726		$518,914	(4)
Stock Index	$10,814		$28,375		$14,059
T. Rowe Price Capital Appreciation	$1,982,445		$2,024,768		$1,077,543
T. Rowe Price Equity Income	$442,221		$351,430		$440,764
Templeton Global Growth	$403,684		$202,039		$360,041
Van Kampen Capital Growth	$93,870		$111,031		$142,278
Van Kampen Global Franchise	$177,549		$135,054		$111,667
Van Kampen Growth and Income	$483,263		$468,984		$677,074

Portfolios	2007	2006	2005
Van Kampen Real Estate	$764,353	$609,216	$559,219
VP Index Plus International Equity	$874,217	$347,895	$28,062
Wells Fargo Disciplined Value	$427,046	$652,376	$1,271,375
Wells Fargo Small Cap Disciplined	$297,050	$396,338	$10,866	(6)

(1)  ING BlackRock Inflation Protected Bond and ING Franklin Mutual Shares Portfolios commenced operations on April 30, 2007.  Reflects the period from April 30, 2007 to December 31, 2007.

(2)  ING Franklin Income Portfolio and ING Disciplined Small Cap Value Portfolio commenced operations on April 28, 2006.  Reflects the period from April 28, 2006 to December 31, 2006.

(3)  ING Global Real Estate Portfolio commenced operations on January 3, 2006.  Reflects the period from January 3, 2006 to December 31, 2006.

(4)  ING JPMorgan Value Opportunities, ING MFS Utilities and ING Pioneer Mid Cap Value Portfolio commenced operations on April 29, 2005.  Reflects the period from April 29, 2005 to December 31, 2005.

(5)  ING Pioneer Equity Income Portfolio commenced operations on May 11, 2007.  Reflects the period from May 11, 2007 to December 31, 2007.

(6)  ING Wells Fargo Small Cap Disciplined Portfolio commenced operations on November 30, 2005.  Reflects the period from November 30, 2005 to December 31, 2005.

For the fiscal year ended December 31, 2007, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:

Portfolio	Commissions Paid on Total Transactions for Research Services
AllianceBernstein Mid Cap Growth	$320,968
BlackRock Inflation Protected Bond(1)	N/A
BlackRock Large Cap Growth	$745
BlackRock Large Cap Value	N/A
Capital Guardian U.S. Equities	N/A
Disciplined Small Cap Value	$42,799
Evergreen Health Sciences	$314,527
Evergreen Omega	$47,665
FMRSM Diversified Mid Cap	$762,709
Franklin Income	$15,500
Franklin Mutual Shares(1)	$6,927
Global Real Estate	$24,720
Global Resources	$139,031
Goldman Sachs Commodity Strategy(2)	N/A
International Growth Opportunities	$2,526
Janus Contrarian	$172,286
JPMorgan Emerging Markets Equity	N/A
JPMorgan Small Cap Core Equity	N/A
JPMorgan Value Opportunities	N/A
Julius Baer Foreign	$123,916
Legg Mason Value	$36,220
Limited Maturity Bond	N/A
Liquid Assets	N/A
Lord Abbett Affiliated	N/A
Marsico Growth	$152,941
Marsico International Opportunities	$425,331
MFS Total Return	N/A
MFS Utilities	N/A
Multi-Manager International Small Cap(2)	N/A
Oppenheimer Main Street®	$133,722
PIMCO Core Bond	N/A
PIMCO High Yield	N/A
Pioneer Equity Income(3)	N/A
Pioneer Fund	N/A
Pioneer Mid Cap Value	N/A
Stock Index	$657
T. Rowe Price Capital Appreciation	N/A
T. Rowe Price Equity Income	N/A

Templeton Global Growth	N/A
Van Kampen Capital Growth	N/A
Van Kampen Global Franchise	N/A
Van Kampen Growth and Income	N/A
Van Kampen Real Estate	N/A
VP Index Plus International Equity	N/A
Wells Fargo Disciplined Value	$55,467
Wells Fargo Small Cap Disciplined	$74,243

(1)                                  The Portfolios commenced operations on April 30, 2007.

(2)                                  The Portfolios had not commenced operations as of December 31, 2007; commissions paid to certain brokers for research services are not available.

(3)                                  The Portfolio commenced operations on May 11, 2007.

For the fiscal year ended December 31, 2006, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:

Portfolio	Commissions Paid on Total Transactions for Research Services
AllianceBernstein Mid Cap Growth	$257,946
BlackRock Inflation Protected Bond(1)	N/A
BlackRock Large Cap Growth	N/A
BlackRock Large Cap Value	N/A
Capital Guardian U.S. Equities	N/A
Disciplined Small Cap Value	$8,870
Evergreen Health Sciences	$77,620
Evergreen Omega	$71,744
FMRSM Diversified Mid Cap	$236,659
Franklin Income	N/A
Franklin Mutual Shares(1)	N/A
Global Real Estate	$3,435
Global Resources	$227,665
International Growth Opportunities	$6,180
Janus Contrarian	$224
JPMorgan Emerging Markets Equity	N/A
JPMorgan Small Cap Core Equity	N/A
JPMorgan Value Opportunities	N/A
Julius Baer Foreign	$22,067
Legg Mason Value	$57,707
Limited Maturity Bond	N/A
Liquid Assets	N/A
Lord Abbett Affiliated	N/A
Marsico Growth	$45,340
Marsico International Opportunities	$15,455
MFS Total Return	N/A
MFS Utilities	N/A
Oppenheimer Main Street®	$126,524
PIMCO Core Bond	N/A
PIMCO High Yield	N/A
Pioneer Equity Income(2)	N/A
Pioneer Fund	N/A
Pioneer Mid Cap Value	N/A
Stock Index	$66
T. Rowe Price Capital Appreciation	N/A
T. Rowe Price Equity Income	N/A
Templeton Global Growth	$23,287
Van Kampen Capital Growth	N/A
Van Kampen Global Franchise	N/A
Van Kampen Growth and Income	N/A

Van Kampen Real Estate	N/A
VP Index Plus International Equity	N/A
Wells Fargo Disciplined Value	$44,257
Wells Fargo Small Cap Disciplined	$126,475

(4)                                  The Portfolios commenced operations on April 20, 2007.

(5)                                  The Portfolios had not commenced operations as of December 31, 2006; commissions paid to certain brokers for research services are not available.

For the fiscal year ended December 31, 2005, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:

Portfolio	Commissions Paid on Total Transactions for Research Services
AllianceBernstein Mid Cap Growth	$154,246
BlackRock Large Cap Growth	$2,879
BlackRock Large Cap Value	N/A
Capital Guardian U.S. Equities	N/A
Evergreen Health Sciences	$9,535
Evergreen Omega	$31,677
FMRSM Diversified Mid Cap	$266,697
Global Resources	$692,839
International Growth Opportunities	N/A
Janus Contrarian	N/A
JPMorgan Emerging Markets Equity	N/A
JPMorgan Small Cap Core Equity	N/A
JPMorgan Value Opportunities	N/A
Julius Baer Foreign	$6,961
Legg Mason Value	$20,980
Limited Maturity Bond	N/A
Liquid Assets	N/A
Lord Abbett Affiliated	$5,755
Marsico Growth	$86,904
Marsico International Opportunities	N/A
MFS Total Return	N/A
MFS Utilities	N/A
Oppenheimer Main Street®	$47,119
PIMCO Core Bond	N/A
PIMCO High Yield	N/A
Pioneer Fund	N/A
Pioneer Mid Cap Value	N/A
Stock Index	N/A
T. Rowe Price Capital Appreciation	N/A
T. Rowe Price Equity Income	N/A
Templeton Global Growth	N/A
Van Kampen Capital Growth	N/A
Van Kampen Global Franchise	N/A
Van Kampen Growth and Income	N/A
Van Kampen Real Estate	N/A
VP Index Plus International Equity	N/A
Wells Fargo Disciplined Value	$51,812
Wells Fargo Small Cap Disciplined	$876

The Sub-Adviser may purchase new issues of securities for the Portfolio in underwritten fixed-price offerings.  In these situations, the underwriter or selling group member may provide the Sub-Adviser with research in addition to selling the securities (at a fixed public offering price) to the Portfolio or other advisory clients.  Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Sub-Adviser, and the Sub-Adviser without incurring additional costs.  These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions.  However, the FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.  As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Sub-Advisers.  This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates.  The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

A Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Adviser or a Sub-Adviser or, if it is also a broker-dealer, the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer or Sub-Adviser, and if there is in effect a written contract between the Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer or Sub-Adviser to receive and retain such compensation.  The Sub-Advisory Agreements provide that such Sub-Adviser may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

Each of the following is a registered broker-dealer and an affiliate of DSL, Adviser to ING Investors Trust as March 31, 2005:  ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, INC., ING Insurance Agency, INC. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherland Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

Because ING Goldman Sachs Commodity Strategy and ING Multi-Manager International Small Cap Portfolios had not commenced operations as of December 31, 2007, the Portfolios did not pay total brokerage commissions and affiliated brokerage commissions.

For the fiscal year ended December 31, 2007, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio’s transactions involving the payment of commission to affiliates and the affiliate(s) are also noted):

Portfolio	Total Amount of Commission Paid	Total Amount of Commissions Paid to Affiliate	% of Total Commission Paid to Affiliate	% of Portfolio Dollar Amount of Transactions	Affiliate
BlackRock Large Cap Growth	$1,423,336,357	$305,348	0.11%	1.32%	ING Baring LLC
FMRSM Diversified Mid Cap	$3,561,836,209	$4,805,330	0.29%	40%	ING Baring LLC
JPMorgan Emerging Markets Equity	$482,829,460	$702,569	1.19%	1.63%	ING Baring LLC
Julius Baer Foreign	$3,330,191,753	$4,660,156	0.84%	2.34%	ING Securities

Portfolio	Total Amount of Commission Paid	Total Amount of Commissions Paid to Affiliate	% of Total Commission Paid to Affiliate	% of Portfolio Dollar Amount of Transactions	Affiliate
Marsico International Opportunities	$981,829,063	$1,352,541	0.27%	0.34%	ING Baring LLC
MFS Utilities	$827,363,297	$1,098,821	0.18%	0.42%	ING Baring LLC
Templeton Global Growth	$400,097,444	$403,684	0.49%	1.22%	ING Baring LLC

Because Pioneer Equity Income Portfolio had not commenced operations as of December 31, 2006, the Portfolios did not pay total brokerage commissions and affiliated brokerage commissions.

For the fiscal year ended December 31, 2006, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio’s transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):

Portfolio	Total Amount of Commission Paid	Total Amount of Commissions Paid to Affiliate	% of Total Commission Paid to Affiliate	% of Portfolio Dollar Amount of Transactions	Affiliate
FMRSM Diversified Mid Cap	$2,058,109	$6,244	0.17%	0.30%	ING Baring LLC
Julius Baer Foreign	$3,072,991	$114,279	1.68%	3.72%	ING Baring LLC
Julius Baer Foreign	$3,072,991	$3,096	0.10%	0.02%	ING Securities
JPMorgan Emerging Markets Equity	$365,650	$7,475	1.48%	2.04%	ING Baring LLC
Marsico International Opportunities	$1,459,592	$8,933	0.83%	0.61%	ING Baring LLC
Van Kampen Global Franchise	$135,054	$1,061	0.75	0.79%	ING Baring LLC

Because Franklin Income and Global Real Estate had not commenced operations as of December 31, 2005, the Portfolios did not pay total brokerage commissions and affiliated brokerage commissions.

For the fiscal year ended December 31, 2005, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio’s transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):

Portfolio	Total Amount of Commission Paid	Total Amount of Commissions Paid to Affiliate	% of Total Commission Paid to Affiliate	% of Portfolio Dollar Amount of Transactions	Affiliate
FMRSM Diversified Mid Cap	$1,839,483	$6,144	0.33%	0.35%	Fidelity Capital Markets
FMRSM Diversified Mid Cap	$1,839,483	$5,562	0.30%	0.24%	ING Baring LLC
Global Resources	$3,835,129	$116,239	3.03%	1.66%	ING Baring LLC
JPMorgan Emerging Markets Equity	$491,168	$12,660	2.58%	0.76%	ING Baring LLC
Julius Baer Foreign	$1,955,511	$95,594	4.89%	1.61%	ING Baring LLC
Julius Baer Foreign	$1,955,511	$2,643	0.14%	0.06%	ING Financial Markets LLC
Legg Mason Value	$371,711	$14,516	3.91%	1.59%	Legg Mason Walker Wood, Inc.
Marsico International Opportunities	$238,587	$6,203	2.60%	1.40%	ING Baring LLC
BlackRock Large Cap Growth	$29,524	$338	1.14%	0.19%	Merrill Lynch
BlackRock Large Cap Value	$305,777	$45,215	14.79%	7.07%	Merrill Lynch
MFS Total Return	$1,197,211	$92	0.01%	0.01%	ING Baring LLC

Portfolio	Total Amount of Commission Paid	Total Amount of Commissions Paid to Affiliate	% of Total Commission Paid to Affiliate	% of Portfolio Dollar Amount of Transactions	Affiliate
MFS Utilities	$291,261	$1,023	0.35%	0.06%	ING Baring LLC
Templeton Global Growth	$360,041	$895	0.25%	0.12%	ING Baring LLC
Van Kampen Capital Growth	$142,278	$2,384	1.68%	5.84%	Morgan Stanley & Co.
Van Kampen Growth & Income	$677,074	$760	0.11%	0.11%	Morgan Stanley & Co.

Citigroup Global Markets Inc. (formerly, Salomon Smith Barney) is an affiliate of Salomon Brothers Asset Management Inc, the Sub-Adviser to the Salomon Brothers All Cao.  Fidelity Capital Markets is an affiliate of Fidelity Management & Research Company, the Sub-Adviser for FMRSM Diversified Mid Cap.  Merrill Lynch is affiliated with Mercury Advisers, the Sub-Adviser for Mercury LargeCap Growth and Mercury Large Cap Value.  Barings Securities Corporation is an affiliate of Barings International Investment Limited, an affiliate of the Adviser and Sub-Adviser of Global Resources.  Goldman Sachs is an affiliate of Goldman Sachs Asset Management, L.P., the Sub-Adviser to Goldman Sachs TollkeeperSM. Furman Securities Corp. is an affiliate of the Adviser, as each is owned by ING Groep.

The Adviser, DSL, is an affiliate of ING Investors Trust.

During the fiscal year ended December 31, 2007 the following Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.  The holdings of securities of such brokers and dealers were as follows for December 31, 2007:

Portfolio Name	Security Description	Market Value
BlackRock Inflation Protected Bond	Credit Suisse First Boston	$1,715,609
	JPMorgan Chase	$3,049,505
	Lehman Brothers	$218,856
BlackRock Large Cap Value	Bank of America	$1,196,540
	Citigroup, Inc.	$323,840
	Goldman Sachs Group, Inc.	$1,720,400
	JPMorgan Chase & Co.	$4,015,800
Capital Guardian U.S. Equities	Goldman Sachs Group, Inc.	$7,333,205
	JPMorgan Chase & Co.	$10,103,229
	Lehman Brothers	$3,651,552
Disciplined Small Cap Value	Morgan Stanley	$2,475,000
Evergreen Omega	Citigroup, Inc.	$2,512,704
Franklin Income	JPMorgan Chase & Co.	$4,365,000
	Lehman Brothers	$4,487,380
Franklin Mutual Shares	Citigroup, Inc.	$2,391,117
Global Resources	Morgan Stanley	$2,275,000
International Growth Opportunities	Morgan Stanley	$163,000
JPMorgan Small Cap Core Equity	Knight Capital Group, Inc.	$584,640
JPMorgan Value Opportunities	Bank of America	$12,144,551
	Citigroup, Inc.	$9,385,472
	Lehman Brothers	$2,512,896
	Merrill Lynch & Co.	$1,792,912
	Morgan Stanley	$3,213,155
Julius Baer Foreign	Deutsche Bank	$17,278,000
	Credit Suisse Group	$1,153,648
Legg Mason Value	Bear Stearns Co., Inc	$11,404,195
	Goldman Sachs Group, Inc.	$5,999,895
Limited Maturity Bond	Citigroup, Inc.	$17,786,000
	Bear Stearns	$7,287,000
	Goldman Sachs	$4,541,030
	Greenwich Capital Markets	$491,000

Portfolio Name	Security Description	Market Value
	HSBC	$7,737,000
	J.P. Morgan Chase	$7,331,000
	Lehman Brothers	$16,282,000
	Merrill Lynch	$6,442,959
	Morgan Stanley	$1,509,000
Liquid Assets	Bear Stearns	$46,706,000
	Credit Suisse First Boston Corp.	$38,510,000
	Deutsch Bank	$98,056,000
	Goldman Sachs & Co.	$45,197,000
	Merrill Lynch	$45,103,753
	Morgan Stanley & Co.	$44,988,000
	Lehman Brothers	$26,122,785
Lord Abbett Affiliated	Bank of New York Mellon Corp.	$12,275,769
	JPMorgan Chase & Co.	$7,095,308
	Merrill Lynch & Co., Inc.	$3,263,744
	Morgan Stanley	$2,936,983
Marsico Growth	Lehman Brothers	$22,701,463
	Merrill Lynch & Co., Inc.	$4,333,425
MFS Total Return	Bank of America	$18,816,131
	Citigroup, Inc.	$12,152,125
	Credit Suisse First Boston Corp.	$809,000
	Goldman Sachs & Co.	$13,276,695
	J.P. Morgan Chase	$28,783,000
	Lehman Brothers	$9,620,984
	Merrill Lynch & Co., Inc.	$8,585,000
	Morgan Stanley & Co.	$3,799,000
MFS Utilities	Merrill Lynch	$2,013,146
Oppenheimer Main Street®	Citigroup, Inc.	$11,316,736
	Goldman Sachs & Co.	$9,892,300
	J.P. Morgan Chase	$13,287,060
	Lehman Brothers	$1,498,576
	Merrill Lynch & Co., Inc.	$5,792,072
	Morgan Stanley & Co.	$8,895,925
PIMCO Core Bond	Bank of America	$31,751,000
	Barklays	$12,128,000
	Bear Stearns	$58,891,000
	Citigroup	$33,497,000
	Goldman Sachs	$42,643,000
	J.P. Morgan Chase	$8,537,890
	Lehman Brothers	$8,216,400
	Merrill Lynch	$17,973,876
	Morgan Stanley	$1,367,000
PIMCO High Yield	Citigroup	$1,230,406
	Goldman Sachs	$3,833,209
	Lehman Brothers	$2,839,557
	Morgan Stanley	$7,409,991
Stock Index	Bank of America	$6,733,178
	Bank of New York Mellon	$2,041,191
	Citigroup, Inc.	$5,405,213
	Goldman Sachs Group, Inc.	$4,136,375
	Lehman Brothers Holdings, Inc.	$1,270,321
	Merrill Lynch & Co., Inc.	$1,689,524
	Morgan Stanley	$2,070,015
T. Rowe Price Capital Appreciation	Merrill Lynch & Co., Inc.	$41,054,464
	Morgan Stanley	$8,943,724
T. Rowe Price Equity Income	Bank of New York Mellon Corp.	$18,821,360
	Citigroup, Inc.	$10,108,695
	JPMorgan Chase & Co.	$34,022,731

Portfolio Name	Security Description	Market Value
	Merrill Lynch & Co., Inc.	$16,039,584
Van Kampen Growth and Income Portfolio	Bank of America	$8,125,043
	JPMorgan	$28,110,076
	Lehman Brothers	$3,434,160
	Merrill Lynch & Co.	$6,161,068
VP Index Plus International Equity	Credit Suisse First Boston	$7,447,213
	Deutsche Bank	$13,231,301
Wells Fargo Disciplined Value	Bank of New York Mellon Corp.	$460,002

PORTFOLIO TURNOVER

A change in securities held in the portfolio of a Portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities.  Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during each year, all excluding securities whose maturities at acquisition were one year or less.  A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events.  A high turnover rate would increase expenses and may involve realization of capital gains by the portfolios.

For ING Global Resources, James Vail and Anthony Socci took over the management of the Portfolio at the beginning of 2006.  They manage the Portfolio within a lower turnover range than their predecessors, at a level between 150-200% per annum.

ING Limited Maturity Bond Portfolio experienced a year of dampened volatility, therefore creating fewer opportunities for opportunistic trading.  The Portfolio would expect that the decrease in trading levels (and, subsequently, portfolio turnover) was an anomaly and investors may experience somewhat higher turnover rates than were experienced in 2006.

For ING Lord Abbett Affiliated, the Portfolio’s portfolio turnover rate increased as the Portfolio took advantage of volatility in the markets in which it principally invests.

For PIMCO High Yield Portfolio, the increase in portfolio turnover is related to the monthly maintenance trades required to establish and maintain a position in agency mortgage backed securities issued by Fannie Mae and/or Freddie Mac.

For ING VP Index Plus International Equity, the international index plus strategy has an underlying annual turnover of about 120%. The Portfolio was funded with seed capital of $25 million in July 2005. From January 2006 through December 31, 2006, the Portfolio was actively marketed and AUM grew substantially off this low base. At times, this involved achieving market exposure through a basket of i-shares which was then unwound as the monies received and were invested in the underlying equity positions as dictated by the model Portfolio for the strategy. The excess above 120% was therefore the result of these substantial inflows relative to the small base at the start of 2006.

NET ASSET VALUE

As noted in the Prospectus, the net asset value (“NAV”) and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE s open for trading.  As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day.  Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day.  Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day.  In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. See “Net Asset Value” in the “Information for Investors” section of the Prospectus.  The long-term debt obligations held in a Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board, in accordance with methods that are specifically authorized by the Board.  Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  The valuation techniques applied in any specific instance may vary from case to case.  With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange.  Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open.  Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets.  Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.  In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV.  In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures.  Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations.  An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV.  There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models.  Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment.  Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of NYSE.  Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate.  Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE on each date that the NYSE is open for business.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio’s total assets.  The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets.  Once the total value of the Portfolios’ net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets.  The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day.  It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio.  Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature.  In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[((a-b)/cd + 1)^6 – 1] where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

For the 30-day period ended December 31, 2007:

Class I

	Yield
Portfolio	Subsidized	Unsubsidized
Limited Maturity Bond	4.23%	4.23%

Class S

	Yield
Portfolio	Subsidized	Unsubsidized
Limited Maturity Bond	3.97%	3.97%

Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T) ^n = ERV (where P = a hypothetical initial payment of $1,000, T = average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods.  All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Because Liquid Assets and Stock Index do not offer ADV Class shares performance for other share classes for these Portfolios is not available.

Because Goldman Sachs Commodity Strategy Portfolio and Multi-Manager International Small Cap Portfolio had not commenced operations as of December 31, 2007, the Portfolios’ performance is not available.

As of the fiscal year ended December 31, 2007, the Class S shares of Stock Index did not have a full calendar year of operations.  Quotation for this Portfolio’s Class S share (adjusted for the higher expenses of ADV Class share) for the period indicated for each year ended December 31, are set out below.

The following are the Portfolios’ average annual total returns for the periods indicated for the fiscal year ended December 31, 2007:

Portfolio	1 Year	5 Years	10 Years	Since Inception	Date of Inception
AllianceBernstein Mid Cap Growth
ADV Class	10.37%	—	—	12.69%	9/25/06
Class S (revised for ADV Class shares)	10.46%	18.77%	—	5.21%	8/14/98
Class I	11.11%	—	—	13.41%	5/13/05
Class S	10.86%	19.19%	—	5.58%	8/14/98
Service 2 Class	10.69%	19.00%	—	19.22%	9/9/02
Class S (revised for Service 2 Class shares)	10.68%	19.00%	—	5.42%	8/14/98
BlackRock Inflation Protected Bond
ADV Class	—	—	—	6.27%	4/30/07
Class I	—	—	—	6.82%	4/30/07
Class S	—	—	—	6.66%	4/30/07
BlackRock Large Cap Growth
ADV Class	6.39%	—	—	9.37%	3/17/04
Class S (revised for ADV Class shares)	6.37%	11.81%	—	6.17%	5/1/02
Class I	7.09%	—	—	6.35%	4/28/06
Class S	6. 75%	12.21%	—	6.54%	5/1/02
Service 2(1)	6.64%	12.07%	—	10.36%	9/9/02
Class S (revised for Service 2 Class shares)	6.58%	12.04%	—	6.38%	5/1/02
BlackRock Large Cap Value
ADV Class	3.87%	—	—	5.58%	4/28/06
Class S (revised for ADV Class shares)	3.94%	12.94%	—	8.03%	5/1/02
Class I	4.55%	—	—	11.21%	5/18/04
Class S	4.30%	13.33%	—	8.40%	5/1/02
Service 2 Class	4.11%	13.16%	—	12.93%	9/9/02
Capital Guardian U.S. Equities
Class S	(0.43)%	11.74%	—	4.03%	2/1/00
Service 2	(0.62)%	11.54%	—	11.70%	9/9/02
Class S (revised for Service 2 Class shares)	(0.58)%	11.57%	—	3.86%	2/1/00
Disciplined Small Cap Value
Class I	(14.09)%	—	—	(3.48)%	4/28/06
Class I (revised for ADV Class shares)	(14.61)%	—	—	(4.08)%	4/28/06
Class I (revised for Class S)	(14.31)%	—	—	(3.73)%	4/28/06
Class I (revised for Service 2 Class shares)	(14.44)%	—	—	(3.88)%	4/28/06
Evergreen Health Sciences
ADV Class	8.13%	—	—	8.08%	12/29/06
Class S (revised for ADV Class shares)	8.18%	—	—	8.49%	5/3/04
Class I	8.78%	—	—	10.44%	4/28/06
Service 2 Class	8.38%	—	—	8.33%	12/29/06
Class S (revised for Service 2 Class shares)	8.40%	—	—	8.71%	5/3/04
Class S	8.56%	—	—	8.87%	5/3/04
Evergreen Omega
ADV Class	11.09%	—	—	11.02%	12/29/06
Class S (revised for ADV Class shares)	11.27%	—	—	6.99%	5/3/04
Class I	11.92%	—	—	11.84%	5/2/2005
Service 2 Class	11.52%	—	—	7.26%	5/13/04
Class S	11.65%	—	—	7.37%	5/3/04
FMRSM Diversified Mid Cap
ADV Class	14.16%	—	—	10.05%	1/17/06
Class S (revised for ADV Class shares)	14.10%	19.50%	—	8.49%	10/2/00
Class I	14.81%	—	—	14.08%	8/15/05
Class S	14.49%	19.92%	—	8.87%	10/2/00
Service 2 Class	14.28%	19.72%	—	17.53%	9/9/02
Class S (revised for Service 2 Class shares)	14.32%	19.74%	—	8.71%	10/2/00
Franklin Income
ADV Class	2.17%	—	—	2.16%	12/29/06
Class I	2.89%	—	—	7.95%	4/28/06
Class S	2.66%	—	—	7.70%	4/28/06

Portfolio	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Service 2 Class	2.56%	—	—	7.70%	5/3/06
Franklin Mutual Shares
ADV Class	—	—	—	(3.67)%	4/30/07
Class I	—	—	—	(3.19)%	4/30/07
Class S	—	—	—	(3.37)%	4/30/07
Global Real Estate
ADV Class	(7.63)%	—	—	8.34%	4/28/06
Service 2	(7.39)%	—	—	8.81%	5/3/06
Class S	(7.29)%	—	—	12.98%	1/3/06
Class I	(7.03)%	—	—	13.23%	1/3/06
Global Resources
ADV Class	32.81%	—	—	30.88%	12/18/06
Class S (revised for ADV Class shares)	32.83%	28.82%	9.84%	—	1/24/89
Class I	33.60%	—	—	30.25%	7/2/03
Class S	33.27%	29.25%	10.22%	—	1/24/89
Service 2	33.09%	29.07%	—	26.96%	9/9/02
Class S (revised for Service 2 Class)	33.09%	29.07%	10.05%	—	1/24/89
International Growth Opportunities
ADV Class	17.74%	—	—	17.64%	12/29/06
Class S (revised for ADV Class shares)	18.08%	18.70%	—	11.94%	12/17/01
Class I	18.72%	—	—	14.64%	4/28/06
Class S	18.47%	19.12%	—	12.33%	12/17/01
Service 2	18.30%	18.94%	—	17.28%	9/9/02
Class S (revised for Service 2 Class shares)	18.32%	18.94%	—	12.16%	12/17/01
Janus Contrarian
ADV Class	20.80%	—	—	20.68%	12/29/06
Class S (revised for ADV Class shares)	20.46%	24.37%	—	8.88%	10/2/00
Class I	21.30%	—	—	20.60%	4/28/06
Class S	20.88%	24.80%	—	9.26%	10/2/00
Service 2	20.81%	24.62%	—	22.41%	9/9/02
Class S (revised for Service 2 Class)	20.70%	24.62%	—	9.10%	10/2/00
JPMorgan Emerging Markets Equity
ADV Class	38.02%	—	—	35.19%	3/23/06
Class S (revised for ADV Class shares)	38.06%	33.88%	—	11.09%	2/18/98
Class I	38.86%	—	—	37.62%	12/2/05
Class S	38.53%	34.34%	—	11.48%	2/18/98
Service 2	38.29%	34.12%	—	31.30%	9/9/02
Class S (revised for Service 2 Class)	38.33%	34.14%	—	11.32%	2/18/1998
JPMorgan Small Cap Core Equity
ADV Class	(2.09)%	—	—	11.82%	8/12/04
Class S (revised for ADV Class shares)	(2.02)%	14.57%	—	8.16%	5/1/02
Class I	(1.56)%	—	—	10.48%	5/6/04
Class S	(1.69)%	14.96%	—	8.53%	5/1/02
Service 2	(1.90)%	14.77%	—	13.03%	9/9/02
JPMorgan Value Opportunities
ADV Class	(1.62)%	—	—	9.25%	5/30/06
Class S (revised for ADV Class shares)	(1.51)%	—	—	9.10%	4/29/05
Class I	(0.96)%	—	—	9.15%	5/4/05
Class S	(1.17)%	—	—	9.48%	4/29/05
Service 2	(1.29)%	—	—	8.72%	5/4/05
Julius Baer Foreign
ADV Class	16.04%	—	—	15.19%	4/28/06
Class S (revised for ADV Class shares)	16.07%	21.41%	—	14.78%	5/1/02
Class I	16.74%	—	—	21.27%	12/3/04
Class S	16.47%	21.83%	—	15.18%	5/1/02
Service 2	16.23%	21.62%	—	19.57%	9/9/02

Portfolio	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Legg Mason Value
ADV Class	(6.30)%	—	—	3.73%	4/11/05
Class S (revised for ADV Class shares)	(6.33)%	7.79%	—	0.68%	10/2/00
Class I	(5.71)%	—	—	5.44%	5/6/04
Class S	(6.00)%	8.16%	—	1.03%	10/2/00
Service 2	(6.12)%	7.97%	—	7.16%	9/9/02
Class S (revised for Service 2 Class shares)	(6.14)%	8.00%	—	0.89%	10/2/00
Limited Maturity Bond
ADV Class	5.23%	—	—	4.73%	4/28/06
Class S (revised for ADV Class shares)	5.43%	2.72%	4.32%	—	1/24/89
Class I	6.09%	—	—	4.31%	4/29/05
Class S	5.77%	3.08%	4.69%	—	1/24/89
Service 2	5.74%	—	—	5.26%	4/28/06
Class S (revised for Service 2 shares)	5.64%	2.93%	4.53%	—	1/24/89
Liquid Assets
Class I	5.22%	—	—	3.84%	5/7/04
Class S	4.96%	2.80%	3.51%	—	1/24/89
Service 2	4.80%	2.64%	—	2.55%	9/9/02
Class S (revised for Service 2 Class shares)	4.79%	2.63%	3.35%	—	1/24/89
Lord Abbett Affiliated
ADV Class	3.67%	—	—	6.95%	4/28/06
Class S (revised for ADV Class shares)	3.81%	12.87%	—	5.48%	2/1/00
Class I	4.35%	—	—	11.68%	6/24/03
Class S	4.15%	13.25%	—	5.84%	2/1/00
Service 2 Class	4.03%	13.09%	—	12.09%	9/9/02
Class S (revised for Service 2 Class shares)	4.01%	13.09%	—	5.69%	2/1/00
Marsico Growth
ADV Class	13.76%	—	—	8.70%	8/1/03
Class S (revised for ADV Class shares)	13.76%	13.86%	—	4.23%	8/14/98
Class I	14.43%	—	—	14.26%	5/1/03
Class S	14.17%	14.25%	—	4.59%	8/14/98
Service 2	14.02%	14.11%	—	13.01%	9/9/02
Class S (revised for Service 2 Class shares)	13.99%	14.08%	—	4.43%	8/14/98
Marsico International Opportunities
ADV Class	20.19%	—	—	20.52%	1/20/06
Class S (revised for ADV Class shares)	20.16%	—	—	26.16%	5/2/05
Class I	20.88%	—	—	26.78%	4/29/05
Class S	20.58%	—	—	26.58%	5/2/05
Service 2 Class	20.13%	—	—	20.01%	12/29/06
Class S (revised for Service 2 shares)	20.40%	—	—	26.40%	5/2/05
MFS Total Return
ADV Class	3.61%	—	—	7.02%	8/1/03
Class S (revised for ADV Class shares)	3.63%	8.83%	—	6.75%	8/14/98
Class I	4.27%	—	—	9.59%	5/1/03
Class S	4.01%	9.21%	—	7.13%	8/14/98
Service 2	3.82%	9.02%	—	8.72%	9/9/02
Class S (revised for Service 2 Class shares)	3.84%	9.04%	—	6.97%	8/14/98
MFS Utilities
ADV Class	26.97%	—	—	34.85%	7/18/06
Class S (revised for ADV Class shares)	26.94%	—	—	26.87%	5/2/05
Class I	27.72%	—	—	27.89%	4/29/05
Class S	27.38%	—	—	27.32%	5/2/05
Servive 2 Class	27.61%	—	—	27.44%	12/29/06
Class S (revised for Service 2 Class shares)	27.19%	—	—	27.12%	5/2/05
Oppenheimer Main Street®
ADV Class	3.84%	—	—	6.99%	4/28/06
Class S (revised for ADV Class shares)	3.90%	11.84%	—	3.50%	8/14/98
Class I	4.53%	—	—	12.47%	5/1/03

Portfolio	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Class S	4.27%	12.24%	—	3.87%	8/14/98
Service 2	4.09%	12.06%	—	11.02%	9/9/02
Class S (revised for Service 2 Class shares)	4.11%	12.07%	—	3.71%	8/14/98
PIMCO Core Bond
ADV Class	8.32%	—	—	7.88%	4/28/06
Class S (revised for ADV Class shares)	8.59%	4.68%	—	3.44%	8/14/98
Class I	9.22%	—	—	8.52%	4/28/06
Class S	8.99%	5.05%	—	3.80%	8/14/98
Service 2	8.77%	4.90%	—	5.18%	9/9/02
Class S (revised for Service 2 Class)	8.80%	4.89%	—	3.65%	8/14/98
PIMCO High Yield
ADV Class	2.46%	—	—	5.16%	5/22/06
Class S (revised for ADV Class shares)	2.50%	—	—	6.60%	5/3/04
Class I	3.12%	—	—	7.04%	4/29/05
Class S	2.86%	—	—	6.96%	5/3/04
Service 2	2.84%	—	—	2.82%	12/29/06
Class S (revised for Service 2 Class shares)	2.71%	—	—	6.81%	5/3/04
Pioneer Equity Income
Class S (revised for ADV Class shares)	—	—	—	(7.39)%	5/11/07
Service 2	—	—	—	—	N/A
Class S	—	—	—	(7.17)%	5/11/07
Class I	—	—	—	(6.94)%	5/11/07
Pioneer Fund
ADV Class	4.51%	—	—	4.48%	12/29/06
Class S (revised for ADV Class shares)	4.68%	—	—	11.12%	5/3/05
Class I	5.36%	—	—	12.17%	4/29/05
Class S	5.07%	—	—	11.53%	5/3/05
Service 2 Class	4.66%	—	—	4.64%	12/29/06
Class S (revised for Service 2 Class shares)	4.89%	—	—	11.35%	5/3/05
Pioneer Mid Cap Value
ADV Class	4.91%	—	—	4.88%	12/29/06
Class S (revised for ADV Class shares)	5.16%	—	—	10.00%	4/29/05
Class I	5.72%	—	—	10.47%	5/2/05
Class S	5.52%	—	—	10.40%	4/29/05
Service 2 Class	5.25%	—	—	5.22%	12/29/06
Class S (revised for Service 2 Class)	5.37%	—	—	29.75%	4/29/05
Stock Index
Class I	5.28%	—	—	9.74%	5/3/04
Class I (Revised for Class S)	5.01%	—	—	9.48%	5/3/04
Class I (Revised for Service 2 Class)	4.86%	—	—	9.31%	5/3/04
T. Rowe Price Capital Appreciation
ADV Class	4.05%	—	—	11.15%	12/16/03
Class S (revised for ADV Class shares)	4.03%	13.09%	10.73%	—	1/24/89
Class I	4.69%	—	—	14.12%	5/2/03
Class S	4.39%	13.48%	11.12%	—	1/24/89
Service 2 Class	4.27%	13.31%	—	12.71%	9/9/02
Class S (revised for Service 2 Class shares)	4.23%	13.31%	10.95%	—	1/24/89
T. Rowe Price Equity Income
ADV Class	2.71%	—	—	9.23%	1/15/04
Class S (revised for ADV Class shares)	2.69%	12.50%	6.58%	—	1/24/89
Class I	3.34%	—	—	13.67%	5/2/03
Class S	3.06%	12.89%	6.95%	—	1/24/89
Service 2 Class	2.95%	12.73%	—	11.88%	9/9/02
Class S (revised for Service 2 Class shares)	2.90%	12.72%	6.79%	—	1/24/89
Templeton Global Growth
ADV Class	2.01%	—	—	1.99%	12/29/06
Class S (revised for ADV Class shares)	2.06%	15.32%	9.78%	—	10/21/92

Portfolio	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Class I	2.69%	—	—	8.72%	4/28/06
Class S	2.41%	15.71%	10.16%	—	10/21/92
Service 2 Class	2.31%	15.56%	—	15.23%	9/9/02
Class S (revised for Service 2 Class shares)	2.27%	15.54%	10.00%	—	10/21/92
Van Kampen Capital Growth
ADV Class	21.46%	—	—	21.33%	12/29/06
Class S (revised for ADV Class shares)	20.88%	13.62%	—	7.31%	5/1/02
Class I	21.52%	—	—	12.99%	5/6/04
Class S	21.29%	14.01%	—	7.68%	5/1/02
Service 2 Class	21.03%	13.85%	—	12.51%	9/9/02
Van Kampen Global Franchise
ADV	9.11%	—	—	9.06%	12/29/06
Class S (revised for ADV Class shares)	9.34%	15.68%	—	11.41%	5/1/02
Class I	9.91%	—	—	13.04%	4/28/06
Class S	9.71%	16.07%	—	11.79%	5/1/02
Service 2	9.56%	15.89%	—	13.93%	9/9/02
Van Kampen Growth and Income
ADV Class	2.20%	—	—	9.59%	2/22/04
Class S (revised for ADV Class shares)	2.23%	13.42%	6.01%	—	10/4/93
Class I	2.87%	—	—	7.59%	4/28/06
Class S	2.59%	13.82%	6.38%	—	10/4/93
Service 2 Class	2.43%	13.65%	—	12.64%	9/9/02
Class S (revised for Service 2 Class shares)	2.43%	13.65%	6.22%	—	10/4/93
Van Kampen Real Estate Portfolio
ADV Class	(18.02)%	—	—	2.61%	4/17/06
Class S (revised for ADV Class shares)	(18.03)%	19.77%	11.09%	—	1/24/89
Class I	(17.52)%	—	—	19.65%	5/19/03
Class S	(17.74)%	20.18%	11.47%	—	1/24/89
Service 2 Class	(17.85)%	20.01%	—	17.94%	9/9/02
Class S (revised for Service 2 Class shares)	(17.86)%	20.01%	11.31%	—	1/24/89
VP Index Plus International Equity	—
ADV Class(2)	7.63%	—	—	12.97%	4/12/06
Class S (revised for ADV Class shares)	7.78%	—	—	17.51%	7/29/05
Class I	8.45%	—	—	18.28%	7/29/05
Class S	8.16%	—	—	17.92%	7/29/05
Service 2	7.98%	—	—	13.90%	1/10/06
Class S (revised for Service 2 shares)	7.99%	—	—	17.75%	7/29/05
Wells Fargo Disciplined Value
ADV Class	(4.14)%	—	—	4.44%	8/24/06
Class S (revised for ADV Class shares)	(4.08)%	11.21%	2.05%	—	5/4/92
Class S	(3.74)%	11.60%	2.41%	—	5/4/92
Service 2 Class	(3.90)%	11.44%	—	10.47%	9/9/02
Class S (revised for Service 2 Class shares)	(3.89)%	11.43%	2.26%	—	5/4/92
Wells Fargo Small Cap Disciplined
ADV Class	(4.05)%	—	—	5.36%	11/30/05
Class I	(3.42)%	—	—	5.90%	11/30/05
Class S	(3.69)%	—	—	5.63%	11/30/05
Service 2 Class	(3.87)%	—	—	5.49%	11/30/05

(1)          Service 2 Class shares commenced operations on September 9, 2002.  On October 3, 2005, all outstanding Service 2 Class shares of the Portfolio were fully redeemed.  On May 26, 2006, Service 2 Class shares recommenced operations.

(2)          ADV Class shares commenced operations on April 12, 2006.  On July 11, 2006, all outstanding ADV Class shares of the Portfolio were fully redeemed.  On December 20, 2006, ADV Class shares recommenced operations.

Each Portfolio may be categorized as to its market capitalization make-up (“large-cap,” “mid-cap” or “small-cap”) with regard to the market capitalization of the issuers whose securities it holds.  A Portfolio average or median market capitalization may also be cited.  Certain other statistical measurements may be used to provide measures of a Portfolio’s characteristics.  Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta.  Median and average P/E ratios are measures describing the relationship between the price of a Portfolio’s various securities and their earnings per share.  Duration is a weighted-average term-to-maturity of the bond’s cash flows, the weights being present value of each cash flow as a percentage of the bond’s full price.

Beta is a historical measure of a portfolio’s market risk; a Beta of 1.10 indicates that the portfolio’s returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).

Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P Mid Cap 400 Index, the S&P Small Cap 600 Index, the Dow Jones Industrial Average (“DJIA”), the Lehman Brothers® Government Bond Index, the Lehman Brothers® U.S. Government/Credit Bond Index, the Lehman Brothers® Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the MSCI EAFE®  Index, the MSCI All Country World IndexSM, the MSCI All Country World Free IndexSM, the MSCI Emerging Markets Free IndexSM, the MSCI World IndexSM, the Russell Midcap® Index, the Russell Midcap® Growth Index, the Russell 1000® Index, the Russell 1000® Growth, the Russell 1000® Value, the Russell 2000® Index, the Russell 3000® Index, the Wilshire Real Estate Securities Index, or other indices that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or person who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on over all performance or other criteria, and (ii) the effect of tax deferred compounding on a Portfolio’s investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning the Adviser, the Sub-Advisers, or affiliates of the Trust, the Adviser, or the Sub-Advisers, including (i) performance rankings of other mutual funds managed by a Sub-Adviser, or the individuals employed by a Sub-Adviser who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investments products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Adviser to the Trust, including information related to the selection and monitoring of the Sub-Advisers.  Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Accounts will take such charges into account.  Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based.  Performance information should be considered in light of the Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

Shares of the Portfolios may be offered to segregated asset accounts (“Separate Accounts”) of insurance companies as investment options under Variable Contracts.  Shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Variable Contract and to the Portfolios’ Adviser and its affiliates.  Shares will generally not be offered to other investors.

Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company (“RIC”) under the Code.  To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least

90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5 % of the value of the Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuers.  If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and let capital gains, then each Portfolio should have little or no income taxable to it under the Code.

Each Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder.  Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.  These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer).  For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment.  In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

For a VLI Contract or a VA Contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.  Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund.  In other words, in such a case of “investor control” the contact owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist.  The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions.  Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio.  You may not select or direct the purchase or sale of a particular investment of a Portfolio.  All investment decisions concerning the Portfolios must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner.  Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return on any specific investment or group of investments held by a Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract.  Such guidance could be applied retroactively.  If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities.  Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts.  You should review your variable contract’s Prospectus and SAI and you should consult your own tax adviser as to the possible application of the “investor control” doctrine to you.

If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio’s available earnings and profits.  Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contacts and thereby lose the benefit of tax deferral.  For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax.  However, the excise tax does not apply when a Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts.  To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios.  Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

Foreign Investments—Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions.  Foreign tax withholdings from dividends and interest, if any, is generally at a rate between 10% and 35%.  The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes.  Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

The Portfolios listed above may invest in securities of “passive foreign investment companies” (“PFICs”).  A PFIC is a foreign corporation that, in general, meets either the following test:  (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the productions of, passive income.  A Portfolio investing in securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments.  Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges.  In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio’s intention to qualify annually as a regulated investment company may limit a Portfolio’s elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

Real Estate Investment Trusts—The Portfolios may invest in REITs that hold residual interests in real REMICs.  Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusions”) will be subject to U.S. federal income tax in all events.  These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Portfolios, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.  In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-except entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.  In addition, if at any time during any taxable year a ‘disqualified organization’ (as defined in the Code) is a record holder of a share in a regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Portfolios and their shareholders.  No attempt is made to present a complete explanation of the federal tax treatment of each Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

CAPITALIZATION

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 63 investment portfolios.  The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each.  The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time, in the future.  Establishment and offering of additional Portfolios will not alter the rights of the Trust’s shareholders.  When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust.  Shares do not have preemptive rights, conversion rights, or subscription rights.  In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio.  All of the Portfolios discussed in this SAI are diversified with the exception of Goldman Sachs Commodity Strategy, Global Real Estate, Evergreen Health Sciences, Global Resources, Janus Contrarian, Legg Mason Value, Van Kampen Global Franchise and Van Kampen Real Estate.

VOTING RIGHTS

Shareholders of the Portfolios are given certain voting rights.  Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services.  The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust.  In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interest of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.  The Trust’s shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.  The Trust is required to assist in shareholders’ communications.

PURCHASE OF SHARES

Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated.  The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust’s shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interest of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict.  However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans.  The Board will determine what action, if any, should be taken in the event of such a conflict.  If such a conflict were to occur in one of more insurance company separate accounts, they might withdraw their investment in the Trust.  This might force the Trust to sell securities at disadvantageous prices.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

Shares of any Portfolio may be redeemed on any business day.  Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form.  The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders.  If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC.  If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

EXCHANGES

Shares of the same class of any one Portfolio may be exchanged for shares of the same class of any of the other investment portfolios of the Trust.  Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective NAVs per share of each Portfolio on the date of the exchange.  The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice.  Variable contract owners do no deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectuses for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time.  In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in Liquid Assets or any successor to such Portfolio.

CUSTODIAN

The Bank of New York Mellon Corporation, One Wall Street, New York, NY 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for all Portfolios.

TRANSFER AGENT

DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street Boston, MA 02110 has been appointed as the Trust’s independent registered public accounting firm.  KPMG audits the financial statements of the Trust and provides other audit, tax, and related services.

LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

This SAI and the accompanying Prospectuses do no contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus.  Certain portions of the Registration Statement have been omitted pursuant to the rules and regulation of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Financial statements for the Portfolios for the fiscal year ended December 31, 2007 are included in the Portfolios’ annual shareholder report and are incorporated in by reference in this SAI and may be obtained without charge by contacting the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, (800)-366-0066.

ING Multi-Manager International Small Cap Portfolio

Financial Statements

April 23, 2008

ING Multi-Manager International Small Cap Portfolio

Report of Independent Registered Public Accounting Firm	280

Financial Statements
Statement of Assets and Liabilities	282
Notes to Financial Statements	283

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees

ING Investors Trust

We have audited the accompanying statement of assets and liabilities of ING Multi-Manager International Small Cap Portfolio, a series of ING Investors Trust, as of April 23, 2008.  This financial statement is the responsibility of management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of ING Multi-Manager International Small Cap Portfolio as of April 23, 2008, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Boston, Massachusetts

April 24, 2008

ING MULTI-MANAGER INTERNATIONAL SMALL CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

As of April 23, 2008

ASSETS:
Cash	$40
Deferred offering costs	14,000
Total assets	14,040

LIABILITIES:
Accrued offering costs	14,000
Total liabilities	14,000

NET ASSETS	$40

NET ASSET VALUE PER COMMON SHARE OUTSTANDING ($0.001 par value; 4 shares of beneficial interest issued and outstanding, unlimited shares authorized)	$10

See Accompanying Notes to Financial Statements

ING MULTI-MANAGER INTERNATIONAL SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 23, 2008

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. At December 31, 2007 the Trust had sixty operational portfolios. The portfolio included in this report is: ING Multi-Manager International Small Cap Portfolio (“Multi-Manager International Small Cap”). The Portfolio is a diversified series of the Trust. Directed Services LLC (“DSL” or the “Investment Adviser”) serves as the Investment Adviser to the Portfolio. The Portfolio has two sub-advisers referred to herein as a “Sub-Adviser,” Schroder Investment Management North America, Inc. and American Century Global Investment Management, Inc.

 Management of the Portfolio intends to file a registration so that shares of the Portfolio may be purchased by or on behalf of clients of wrap account programs sponsored by investment advisers or broker-dealers that have an agreement with the Investment Adviser. The Portfolio’s primary investment objective is seeking maximum long-term capital appreciation. There can be no assurance that the Portfolio will achieve its investment objectives. The Portfolio’s investment objectives are not fundamental and may be changed without shareholder vote. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in these investment objectives.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income or loss and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 — AGREEMENTS

DSL, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses (and Acquired Fund Fees and Expenses), subject to possible recoupment by DSL within three years. The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days’ written notice to the Portfolio’s Adviser, DSL.

Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of the average daily net assets of the Portfolio.

DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. (“ING Groep”) (NYSE: ING), one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

The custodian for the Portfolio is The Bank of New York Mellon.  The transfer agent for the Fund is DST Systems, Incorporated.

NOTE 4 — ORGANIZATIONAL AND OFFERING EXPENSES

Costs incurred with the organization of the Portfolio are expensed as incurred.  Costs incurred with the offering of shares of the Portfolio are deferred and amortized over a period of twelve months on a straight line basis. Organizational expenses incurred of $6,000 will be paid by the investment adviser. Offering expenses are currently estimated to be $14,000.

NOTE 5 — FEDERAL INCOME TAXES

The Portfolio intends to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, among other things, intends to make the requisite distributions to its stockholders, which will relieve it from federal income or excise taxes. Therefore, no provision has been recorded for federal income or excise taxes.

APPENDIX A

APPENDIX A:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa – judged to be the best quality; they carry the smallest degree of investment risk.  Aa – judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds.  A – possess many favorable investment attributes and are to be considered as “upper medium grade obligations.”  Baa – considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba – judged to have speculative elements; their future cannot be considered as well assured.  B – generally lack characteristics of the desirable investment.  Caa – are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.  Ca – speculative in a high degree; often in default. C – lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories.  The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor’s Rating Group (“S&P”) description of its bond ratings:

AAA – highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA – also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.  A – regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.  BBB – regarded as having an adequate capacity to pay interest and repay principal, whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories – this group is the lowest which qualifies for commercial bank investment.  BB, B, CCC, CC, C – predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation:  BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories.  The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG.  Such ratings recognize the differences between short-term credit and long-term risk.  Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1:  This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:  This denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months.  Moody’s makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.  The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1:  Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short- term promissory obligations.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

AAA:  Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:  Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A:  Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:  Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, CC:  Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI:  The “CI” rating is reserved for income bonds on which no interest is being paid.

D:  Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-):  The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

SP-1:  Issues carrying this designation have a very strong or strong capacity to pay principal and interest.  Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2:  Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

And S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days.  The two rating categories for securities in which the Trust may invest are as follows:

A-1:  This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2:  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

APPENDIX B:  PROXY VOTING PROCEDURES AND GUIDELINES

APPENDIX C:  FRANKLIN MUTUAL ADVISERS, LLC

PROXY VOTING PROCEDURES AND GUIDELINES

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  March 27, 2008

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.            COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee

 (1)          Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance  Committee with respect to any other Fund.

 (2)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.           DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to  recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

 (1)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.           APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.            VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any

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research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.   Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.   Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

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Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.   Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.   Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish

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whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.           CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.         REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website.  No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

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EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE DEVELOPMENT EQUITY FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTMENT FUNDS, INC.

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP NATURAL RESOURCES TRUST

 (1)          Sub-Adviser-Voted Series:  ING Franklin Mutual Shares Portfolio

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EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES, LLC

PROXY VOTING PROCEDURES

I.              INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

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II.            ROLES AND RESPONSIBILITIES

A.            Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.            Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to

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call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.            Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable,

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(2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use

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best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.           VOTING PROCEDURES

A.            In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in

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this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.   Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.   Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

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4.   The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.           ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.            Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.            Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

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In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.            REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

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APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Effective as of January 1, 2008

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EXHIBIT 3

to the

ING Funds
Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.             INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.            GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

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It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.             The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely

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independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD support from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

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If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees when (1) the issue relevant to the majority negative vote has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD support from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

DO NOT WITHHOLD support from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Generally:

(1)       Where applicable and except as otherwise provided for herein, DO NOT WITHHOLD support from nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)       In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees.

(3)       If the Agent recommends withholding support from nominees in connection with executive compensation or perquisites related to retention or recruitment, including severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure.

(4)       If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(5)       If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)       Generally, vote FOR independent outside director nominees serving on the audit committee.

(2)       Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support from nominees serving on the audit committee who did not serve

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on that committee during the majority of the time period relevant to the concerns cited by the Agent.

(3)       If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis.

(4)       If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)       WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)       WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)       Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)       Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)       When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment

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Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary

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obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)       The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)       Only if the director’s legal expenses would be covered.

2.             Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.             Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

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4.             Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

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5.             Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

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Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.             Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•      In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•      If the dissidents agree, the policy remains in place.

•      If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

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Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis, with voting decisions determined based on the Agent’s criteria, considering whether the related proposal received the requisite support for approval and was adopted for the benefit of the company and its shareholders.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

7.         Capital Structure

Analyze on a CASE-BY-CASE basis.

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Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•      Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•      Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•      Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•      Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

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Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if the Agent otherwise supports management’s rationale.

Preferred Stock

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

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Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation as assessed by the Agent.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.         Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•      Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•      Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE.

•      Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•      Generally, vote AGAINST plans administered by potential grant recipients.

•      Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for plan changes assessed as material by the Agent, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•      Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the

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Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE.

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

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Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change-in-control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

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Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.

9.         State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.       Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

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Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.       Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, consider proposals to change a fund’s fundamental investment objective to nonfundamental on a CASE-BY-CASE basis.

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Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally

B-35

be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.          Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•      the opening of the shareholder meeting

•      that the meeting has been convened under local regulatory requirements

•      the presence of quorum

•      the agenda for the shareholder meeting

•      the election of the chair of the meeting

•      the appointment of shareholders to co-sign the minutes of the meeting

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•      regulatory filings (e.g., to effect approved share issuances)

•      the designation of inspector or shareholder representative(s) of minutes of meeting

•      the designation of two shareholders to approve and sign minutes of meeting

•      the allowance of questions

•      the publication of minutes

•      the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

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DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•      bundled slates of nominees (e.g., France, Hong Kong or Spain);

•      simultaneous reappointment of retiring directors (e.g., South Africa);

•      in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•      nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

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Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•      the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•      culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•      the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.  The same policy shall be applied regarding attendance by statutory auditors of Japanese companies.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

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Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.  Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure) and there is no evidence of abuse.  For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to

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preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•      exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•      provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting Agent’s standards (e.g., France);

•      are administered with discretion by potential grant recipients;

•      provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•      permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•      for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•      provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device;

•      provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•      permit post-employment vesting if deemed inappropriate by the Agent;

•      allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•      provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if the company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation.  Unless otherwise provided for herein, market practice of the primary country in which a company does

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business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:

(1)   practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)   retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)   equity award valuation triggering a negative recommendation from the Agent; or

(4)   provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.  Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital as well as market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter

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relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows:

•      Generally, vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•      Vote FOR specific proposals to increase authorized capital, unless:

•      the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•      the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•      Vote AGAINST proposals to adopt unlimited capital authorizations.

•      The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•      Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•      Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•      Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case

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of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.  For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s standards.  In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Allocation of Income and Dividends

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes.  In the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s).

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing

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level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•      it is editorial in nature;

•      shareholder rights are protected;

•      there is negligible or positive impact on shareholder value;

•      management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•      it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

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•      the company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•      it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•      it reduces relevant disclosure to shareholders;

•      it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•      it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

•      it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•      Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•      Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•      If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•      Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

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FRANKLIN MUTUAL ADVISERS, LLC

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Mutual Advisers, LLC (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.     The issuer is a client(1) of Investment Manager or its affiliates;

2.     The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.     The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);(2)

4.     An Access Person(3) of Investment Manager or its affiliates also serves as a director or officer of the issuer;

5.     A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member(4) of such director or trustee, also serves as an officer or director of the issuer; or

6.     The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.  If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration,

(1)  For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates.  Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

(2)  The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions), and distributors (based on aggregate 12b-1 distribution fees), as determined on a quarterly basis, will be considered to present a potential conflict of interest.  In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

(3)  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

(4)  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions.  The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan.  The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date.  The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances:  (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law.  Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment

Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services.  Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients.  These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.  The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation:  A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests.  Investment Manager believes that executive compensation should be directly linked to the performance of the company.  Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring:  Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission (“SEC”) and the Canadian Securities Administrators (“CSA”). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment Manager has outstanding sell orders, or anticipates placing sell orders prior to the date of the shareholder meeting, in certain markets that have blocking restrictions, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes.  Although Investment Manager may hold shares on a company’s record date, should it sell them prior to the company’s meeting date, Investment Manager ultimately may decide not to vote those shares.  Lastly, the Investment Manager will not vote proxies when prohibited from voting by applicable law.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:

1.     The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager.  The Proxy Group will periodically review and update this list.

2.     All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client’s holdings of the securities and that the client is eligible to vote.

3.     The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.     In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.     The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.     After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.     The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.     The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

9.     If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

10.   The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

11.   The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients’ financial statements and disclosure documents.

12.   The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

13.   The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

14.   The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed.  Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

15.   At least annually, the Proxy Group will verify that:

•      Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•      Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

•      Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•      Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above.  For U.S. mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year.  For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year.  The Proxy Group will periodically review web site posting and update the posting when necessary.  In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 2, 2008

ING INVESTORS TRUST

7337 East Doubletree Ranch Road

Scottsdale, Arizona  85258

(800) 366-0066

STATEMENT OF ADDITIONAL INFORMATION

Dated April 28, 2008

ING American Funds Asset Allocation Portfolio

ING American Funds Bond Portfolio

ING American Funds Growth Portfolio

ING American Funds International Portfolio

ING American Funds Growth-Income Portfolio

This Statement of Additional Information (“SAI”) relates to the series listed above (each, a “Feeder Portfolio” and collectively, the “Feeder Portfolios”), of ING Investors Trust (“Trust”).  A prospectus for the Feeder Portfolios, dated April 28, 2008, (“Prospectus”) that provides the basic information you should know before investing in the Feeder Portfolios, may be obtained without charge from the Feeder Portfolios or the Feeder Portfolios’ principal underwriter, ING Funds Distributor, LLC (“ING Funds Distributor” or “Distributor”) at the address written above.  This SAI is not a prospectus but is incorporated therein by reference and should be read in conjunction with the Prospectus dated April 28, 2008 which has been filed with the U.S. Securities and Exchange Commission (“SEC”).  Capitalized terms not defined in the SAI are used as defined terms in the Prospectus.

The information in this SAI expands on the information contained in the Prospectus and any supplements thereto.  Copies of the Feeder Portfolios’ Prospectus and annual or semi-annual shareholder reports may be obtained by contacting the Trust at the address or phone number written above.  The Feeder Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder reports dated December 31, 2007, are incorporated herein by reference.

Shares of the Feeder Portfolios may be offered to separate asset accounts (“Separate Accounts”) of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”) and qualified pension and retirement plans (“Qualified Plans”).  Shares may also be offered to certain investment advisers and their affiliates.

HISTORY OF THE TRUST	3
MASTER/FEEDER STRUCTURE	3
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES	5
MANAGEMENT OF THE TRUST	18
TRUSTEE OWNERSHIP OF SECURITIES	24
ADVISER	32
ADMINISTRATOR	36
DISTRIBUTION OF TRUST SHARES	36
CODE OF ETHICS	39
DISCLOSURE OF THE FEEDER PORTFOLIOS’ PORTFOLIO SECURITIES	40
PROXY VOTING PROCEDURES	41
FEEDER PORTFOLIO TRANSACTIONS AND BROKERAGE	42
FEEDER PORTFOLIO TURNOVER	42
PERFORMANCE INFORMATION	42
TAXES	44
OTHER INFORMATION	47
FINANCIAL STATEMENTS	50
APPENDIX A: DESCRIPTION OF BOND RATINGS	A-1
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES	B-1

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INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectus for the Feeder Portfolios, including the discussion of certain securities and investment techniques.  The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Feeder Portfolios’ securities and some investment techniques.  Captions and defined terms in this SAI generally correspond to like captions and terms in the Feeder Portfolios’ Prospectus.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 66 investment portfolios.  The Trust is authorized to issue multiple series and classes of shares, each with different investment objective(s), policies and restrictions.  This SAI pertains only to the following five (5) Feeder Portfolios:  ING American Funds Asset Allocation Portfolio, ING American Funds Bond Portfolio, ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio.  The investment objective of each Feeder Portfolio is non-fundamental and, therefore, can be changed by the Board of Trustees of the Trust (“Board”) without the approval of shareholders.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust.  On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

Each Feeder Portfolio is a “diversified company” within the meaning of that term under the Investment Company Act of 1940, as amended (“1940 Act”).  The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer, and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies). The Trust is governed by the Board which has the responsibility for the overall management of the Trust.

MASTER/FEEDER STRUCTURE

Each Feeder Portfolio invests all of its assets in a series of American Funds Insurance Series® (the “Master Series”) (each a “Master Fund” and collectively, the “Master Funds”) in a master/feeder structure.  The Feeder Portfolios do not buy investment securities directly.  Instead, each Feeder Portfolio invests in a Master Fund which in turn purchases investment securities.  Each Feeder Portfolio’s Master Fund is listed below:

Feeder Portfolio	Master Fund
ING American Funds Asset Allocation Portfolio	Asset Allocation Fund (Class 1 shares) (“Asset Allocation Fund”)
ING American Funds Bond Portfolio	Bond Fund (Class 1 shares) (“Bond Fund”)
ING American Funds Growth Portfolio	Growth Fund (Class 2 shares) (“Growth Fund”)
ING American Funds International Portfolio	International Fund (Class 2 shares) (“International Fund”)
ING American Funds Growth-Income Portfolio	Growth-Income Fund (Class 2 shares) (“Growth-Income Fund”)

The investment adviser for the Master Funds is Capital Research and Management Company (“CRMC”), an investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc.  In addition to selling its shares to the Feeder Portfolio, each Master Fund has and may continue to sell its shares to insurance company separate accounts, other mutual funds or other accredited

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investors (“Interestholders”).  The expenses and, correspondingly, the returns of other interestholders in a Master Fund may differ from those of the corresponding Feeder Portfolio.

The Board believes that, as other investors invest their assets in a Feeder Fund and Interestholders invest their assets in the corresponding Master Fund in which the Feeder Portfolio invests, certain economic efficiencies may be realized with respect to the Feeder Portfolio and the Master Fund.  For example, fixed expenses that otherwise would have been borne solely by a Master Fund (and the other Interestholders in that Master Fund) or the corresponding Feeder Portfolio would be spread across a larger asset base as more Interestholders invest in the Master Fund.  However, if an investor or an Interestholder withdraws its investment from a Master Fund or Feeder Portfolio, respectively, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Board believes should be available through investment in the Feeder Portfolio, and in turn, the Master Fund, may not be fully achieved or maintained.  In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur.  For example, coordination of calculation of net asset value would be affected at the master and/or feeder level.

In addition, as described below, under the terms of an investment management agreement (“Advisory Agreement”) and an administration agreement (“Administration Agreement”), if a Feeder Portfolio divests itself of its interests in a Master Fund and the Board asks ING Investments, LLC (“ING Investments”) as the Feeder Portfolios’ investment adviser, to manage the Feeder Portfolios, each Feeder Portfolio would pay an advisory fee to ING Investments, rather than CRMC, in accordance with the same fee schedule currently applicable to fees paid by the Master Fund to CRMC, and also an administration fee of 0.10 % of average net assets to ING Funds Services, LLC.  The advisory fees paid to ING Investments, however, may be higher than the fees payable by the Master Fund (and indirectly by the Feeder Portfolios) to CRMC because the asset level of the Feeder Portfolio after divesting from the Master Fund may be lower thereby preventing the Feeder Portfolio from benefiting from certain breakpoint levels contemplated in the investment management agreement.  If the Feeder Portfolio invests substantially all of its assets in another investment company, the Feeder Portfolio does not pay an administration fee.  Therefore, a Feeder Portfolio’s expenses may be higher if the Trust were to withdraw a Portfolio’s assets from a Master Fund.

Under the master/feeder structure, the Trust retains the right to withdraw a Feeder Portfolio’s assets from the Master Fund.  The Trust also reserves the right to suspend or terminate purchases of shares of a Master Fund and a Feeder Portfolio if such action is required by law, or if the Trust’s Board while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state law, deems it necessary, appropriate and in the best interest of the Trust and its shareholders (including contract owners) or in response to the order of an appropriate regulatory authority.  If the Trust were to withdraw a Feeder Portfolio’s assets, the Trust’s Board would then consider whether to invest the Feeder Portfolio’s assets in another pooled investment entity, ask ING Investments to manage either directly or with a sub-adviser under the Advisory Agreement between the Trust and ING Investments, or take other appropriate action.

Investment of each Feeder Portfolio’s assets in its corresponding Master Fund is not a fundamental policy of any Feeder Portfolio and a shareholder vote is not required for any Feeder Portfolio to withdraw its investment from its corresponding Master Fund.

The board of directors/trustees of each Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund’s performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE AMERICAN FUND MASTER FUNDS IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

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DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

Investment Strategies and Risks

Master Funds - The investment techniques of each Master Fund are described in the statement of additional information for the Master Funds which is delivered together with this SAI.

Feeder Portfolios - The following supplements the discussion in the Feeder Portfolios’ Prospectus and in the Master Funds’ prospectus and statement of additional information of the investment strategies, policies and risk of each Portfolio and its Master Fund.  Because a Feeder Portfolio invests all of its assets in a Master Fund, it only holds a beneficial interest in shares of the Master Fund.  Each Master Fund invests directly in individual securities of other issuers.  These investment strategies and policies are not fundamental and may be changed without approval of the shareholders of the Feeder Portfolios.  The statement of additional information for the Master Funds is delivered together with this SAI.

Asset-Backed Securities

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables and other debt, and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a Collateralized Mortgage Obligation (“CMO”) structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Master Fund or Feeder Portfolio’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments and the Master Fund or Feeder Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower.  Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.  Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities can also include collateralized putable notes (“CPNs”). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPN are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Feeder Portfolio’s or a Master Fund’s net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Feeder Portfolio’s or Master Fund’s shares. A Feeder Portfolio or Master Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over

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the stated interest rate.  Reverse repurchase agreements generally are considered to be a form of borrowing.

Common Stock and Other Equity securities

Common stocks represent an equity (ownership) interest in a corporation.  This ownership interest generally gives a Master Fund the right to vote on measures affecting the company’s organization and operations.

Equity securities also include convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock.  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Convertible Securities

Convertible securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Master Fund is called for redemption or conversion, the Master Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities.

Depositary Receipts

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by

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U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States.  Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Depositary receipts also involve the risks of other investments in foreign securities.

Floating Rate Securities

Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.  The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.  Floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value.  In many cases, the demand feature can be exercised at any time on 7 days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year.  Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

Foreign Securities

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  Securities denominated or quoted in currencies other than the U.S. dollar are subject to the risk that changes in foreign currency exchange rates will affect their value and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume have, for the most part, substantially less volume than U.S. markets.  Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.  There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States.  A Feeder Portfolio or Master Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.  In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  A number of emerging market countries restrict, to varying degrees, foreign investment in securities.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries.  A number of the currencies of emerging market countries have experienced

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significant declines against the U.S. dollar in recent years and devaluation may occur after investments in these currencies.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.  There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause a Feeder Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of the portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that the Feeder Portfolios’ investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

High-Yield Bonds

“High-Yield Bonds” (commonly referred to as “junk bonds”) are bonds rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- by Standard & Poor’s Rating Corporation (“S&P”) or, if not rated by Moody’s or S&P, of equivalent quality.  In general, high-yield bonds are not considered to be investment grade and investors should consider the risks associated with high-yield bonds before investing in a Feeder Portfolio.  Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities but it also typically entails greater price volatility and principal and income risk.  High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high-yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high-yield market.  Analysis of the creditworthiness of issuers of debt securities and the ability of a Feeder Portfolio to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Feeder Portfolio were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds.  The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Master Fund may incur additional expenses to seek recovery.  In the case of high-yield bonds structured as

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zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.  The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds, which could adversely affect the price at which a high-yield bond is sold.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.  When secondary markets for high-yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when an investment adviser might wish to sell and these securities could have the effect of decreasing the overall level of a Master Fund’s or a Feeder Portfolio’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities requiring an investment adviser to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Feeder Portfolio or a Master Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between a decision to dispose of these securities and the time when a Feeder Portfolio is able to dispose of them during which time the value of the securities could decline.  Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the relevant board of trustees.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Mortgage-Backed Securities

Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans secured by real property.  Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.  The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.  Under certain interest rate and prepayment scenarios, a Master Fund or Feeder Portfolio may fail to recover the full

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amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.  Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate.  In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities.  Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.  See “U.S. Government Securities.”

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a periodic payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans net of any fees paid to the issuer or guarantor of such securities.   Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure net of fees or costs that may be incurred.  Mortgage-backed securities issued by Government National Mortgage Association (“GNMA”) are described as “modified pass-through” securities.  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.

Early repayments of principal on the underlying mortgages may expose a Master Fund and a Feeder Portfolio to a lower rate of return upon reinvestment of principal.  Prepayment rates vary widely and may be affected by changes in market interest rates.  In periods of falling interest rates, the rate of prepayment tends to increase.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

Some of these mortgage-related securities may have exposure to sub prime loans or sub prime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to sub prime loans or mortgages.  Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency.  These instruments may not be liquid.

Other Investment Companies

All Feeder Portfolios may invest in shares issued by other investment companies.  Each Feeder Portfolio has adopted a non-fundamental investment restriction to enable it to invest in its corresponding Master Fund or another master portfolio.  As a shareholder in any investment company, a Feeder Portfolio will bear its ratable share of the investment company’s expenses, including management fees in the case of a management investment company.

Privately-Issued Mortgage-Backed Securities

Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions).  Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.  These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency.   In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories:

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(1) liquidity protection; and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time.  Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Repurchase Agreements

In general, the term of a repurchase agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The resale price is in excess of the purchase price by an amount which reflects an agreed-upon market rate of return effective for the period of time of investment in the security.  This results in a fixed-rate of return protected from market fluctuations during the period of the agreement.  This rate is not tied to the coupon rate on the security subject to the repurchase agreement.  If the seller should become bankrupt or default on its obligations to repurchase the securities, the Feeder Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline.  The Feeder Portfolio also might incur disposition costs in connection with liquidating the securities.

Restricted Securities

Restricted securities (“Restricted Securities”) include securities that are not registered under the Securities Act of 1933 (“1933 Act”), including those that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act (“Rule 144A Securities”).  Certain Rule 144A Securities may be deemed to be liquid in accordance with procedures adopted by the Feeder Portfolios’ or Master Funds’ respective board of trustees.  This investment practice could have the effect of decreasing the level of liquidity in a Feeder Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A Securities held in the investment portfolio.  Subject to any applicable limitation on investments in illiquid investments and subject to the diversification requirements of the Internal Revenue Code of 1986 (“Code”), the Feeder Portfolios or Master Funds may also invest in Restricted Securities that may not be sold under Rule 144A Securities, which presents certain liquidity risks. Liquidity risks involve the risk that an investor may be unable to dispose of the securities in a timely manner or at favorable prices.  Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s).  Once the issuer registers the security, it can be traded freely without any legal constraints.  Other Rule 144A securities do not have registration rights attached when first issued.  As such, these securities can only be bought from and sold to QIBs.  Nonetheless, a small market exists for trading Rule 144A securities.  The Feeder Portfolio may not be able to sell these securities when ING Investments wishes to do so or might have to sell them at less than fair value.  In addition, market quotations are less readily available.  Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Real Estate Investment Trusts

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments.  Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code.  A Master Fund or a Feeder Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs.

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Risks of investing in the real estate industry include, among others:

•                  possible declines in the value of real estate;

•                  adverse general or local economic conditions;

•                  possible lack of availability of mortgage funds;

•                  overbuilding;

•                  extended vacancies of properties;

•                  increases in competition, property taxes and operating expenses;

•                  changes in zoning or applicable tax law;

•                  costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

•                  casualty or condemnation losses;

•                  uninsured damages from floods, earthquakes or other natural disasters;

•                  limitations on and variations in rents; and

•                  unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended.  REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act.  Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

Small Companies

Small companies may have limited product lines, markets, or financial resources, and may be dependent on a limited management group.  Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities and a Feeder Portfolio or Master Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability to dispose of such securities may be greatly limited and a Feeder Portfolio or Master Fund may have to continue to hold such securities during periods when the investment adviser would otherwise have sold the security.

Temporary Defensive Investments

For temporary and defensive purposes, each Feeder Portfolio or Master Fund may invest up to 100% of its total assets in investment grade fixed-income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, commercial paper, and floating rate notes), preferred stock, and repurchase agreements.  Each Feeder Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this

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SAI will apply at the time of investment.  A Feeder Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

Unseasoned Companies

Unseasoned companies are those that have been in operation for less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

U.S. Government Securities

Investments in U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds.  These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States.  They differ primarily in their interest rates, the lengths of their maturities, and the dates of their issuances.  In addition, U.S. government securities include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are also backed by the full faith and credit of the United States.  Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).  While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities although, under certain conditions, certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  Each Feeder Portfolio will invest in securities of such agencies or instrumentalities only when ING Investments is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Warrants

Warrants are, in effect, longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.  Warrants are sometimes sold in unit form with other qualification as a regulated investment company.  The result of a hedging program cannot be foreseen and may cause a Feeder Portfolio to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and are speculative investments.  They pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Feeder Portfolio will lose its entire investment in such warrant.

Zero-Coupon

Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security.  The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently and may

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involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance.  While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.  Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest.  A Feeder Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Feeder Portfolio securities to satisfy a Feeder Portfolio’s distribution obligations.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions of the Feeder Portfolios

The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Feeder Portfolio’s outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Feeder Portfolio’s voting securities present at a meeting if the holders of more than 50% of that Feeder Portfolio’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of that Feeder Portfolio’s outstanding voting securities. The investment objectives and all other investment policies or practices of the Feeder Portfolios are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

The ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio may not:

1.                                       issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Feeder Portfolio to: (i) enter into commitments to purchase securities in accordance with a Feeder Portfolio’s investment program including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.                                       borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.                                       act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Feeder Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Feeder Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.                                       purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  Notwithstanding this limitation, a Feeder Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or

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interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Feeder Portfolio as a result of the ownership of securities;

5.                                       purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.                                       make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  Notwithstanding this limitation, a Feeder Portfolio may, among other things:  (i) enter into repurchase agreements; (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.                                       deviate from being a “diversified company” as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8.                                       “concentrate” its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Feeder Portfolio’s investments in: (i) securities of other investment companies, (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities, or (iii) repurchase agreements (collateralized by the instruments described in clause (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Feeder Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by a Feeder Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).  In addition, if a Feeder Portfolio’s holdings of illiquid securities exceed 15% because of changes in the value of a Feeder Portfolio’s investments, a Feeder Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Feeder Portfolio.  Otherwise, a Feeder Portfolio may continue to hold a security even though it causes the Feeder Portfolio to exceed a percentage limitation because of fluctuation in the value of the Feeder Portfolio’s assets.

The ING American Funds Bond Portfolio and ING American Funds Asset Allocation Portfolio may not:

1.                                       purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Feeder Portfolio;

2.                                       purchase securities of any issuer if, as a result, with respect to 75% of the Feeder Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of

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any one issuer or the Feeder Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Feeder Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.                                       borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Feeder Portfolio;

4.                                       make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Feeder Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.                                       underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Feeder Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.                                       purchase or sell real estate, except that the Feeder Portfolio may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.                                       issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Feeder Portfolio; or

8.                                       purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Feeder Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Feeder Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by the Feeder Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).  In addition, of the Feeder Portfolio’s holdings of illiquid securities exceed 15% because of changes in the value of the Feeder Portfolio’s investments, the Feeder Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Feeder Portfolio.  Otherwise, the Feeder Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

Non-Fundamental Investment Policies of the Feeder Portfolios

Each Feeder Portfolio has adopted the following non-fundamental investment restriction to enable it to invest in its corresponding Master Fund:

Notwithstanding any other investment policy of the Feeder Portfolio, the Feeder Portfolio may invest all of its net assets in an open-end management investment company having the same investment objective and

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limitations as the Feeder Portfolio.

Each Feeder Portfolio has also adopted the same investment restrictions as the Master Fund in which it invests. These investment restrictions, the investment objective and all other investment policies or practices of the Feeder Portfolios are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

Investment Restrictions of the Master Funds

The Master Funds have adopted the following fundamental investment restrictions that may not be changed without approval of a majority of each Master Fund’s outstanding shares.  Such majority is defined in the 1940 Act as the vote of the lesser of: (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities.  All percentage limitations are considered at the time securities are purchased and are based on a fund’s net assets unless otherwise indicated.  However, except for the fundamental investment restrictions listed below, the investment policies of the Master Funds described in the SAI are non-fundamental and may be changed without shareholder approval. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a Master Fund.

If a change in a Master Fund’s investment restrictions is submitted to the holders of the Trust’s outstanding voting securities, the matter will be deemed to be acted upon with respect to a Feeder Portfolio if a majority of the outstanding voting securities of the Feeder Portfolio vote for approval of the matter, notwithstanding: (1) that the matter has not been approved by the holder’s of a majority of the outstanding voting securities of any other Feeder Portfolio affected by the matter; and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

The following are the Master Funds’ fundamental investment restrictions.  The Master Funds may not:

1.                                       invest more than 5% of the value of the total assets of each Master Fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund’s total assets and, provided further, that the limitation shall not apply to obligations of the government of the United States under a general Act of Congress.  The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund’s total assets;

2.                                       as to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer;

3.                                       invest more than 25% of each Master Fund’s total assets in the securities of issuers in the same industry.  Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration.  In addition, each Fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks;

4.                                       invest in real estate (including limited partnership interests, but excluding securities of companies, such as REITs, which deal in real estate or interests therein);

5.                                       purchase commodities or commodity contracts; except that the International Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options);

6.                                       invest in companies for the purpose of exercising control or management;

7.                                       make loans to others except for: (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations;

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8.             borrow money, except from banks for temporary purposes and then in an amount not in excess of 5% of the value of each Master Fund’s total assets.  Moreover, in the event that the asset coverage for such borrowings falls below 300%, each Fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage;

9.             purchase securities on margin;

10.           sell securities short, except to the extent that each Master Fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short;

11.           invest in puts, calls, straddles, spreads or any combination thereof; except as described above in investment restriction number 5;

12.           invest in securities of other investment companies, except as permitted by the 1940 Act; or

13.           engage in underwriting of securities issued by others, except to the extent it may deemed to be acting as an underwriter in the purchase or resale of portfolio securities;

Notwithstanding investment restriction number 12, if deemed advisable by their officers, compensation by the Master Series to its trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by the Master Series’ trustees pursuant to an exemptive order granted by the SEC.

Notwithstanding investment restriction number 13, the Master Funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the Master Fund as an underwriter as that term is defined under the 1933 Act.

Non-Fundamental Policies of the Master Funds

The following are the Master Funds’ non-fundamental investment policies:

1.                                       each Master Fund may not invest more than 15% of its net assets in illiquid securities; and

2.                                       the Master Funds will not issue senior securities, except as permitted by the 1940 Act.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust.  The Board governs each Feeder Portfolio of the Trust and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to each Feeder Portfolio, and review each Feeder Portfolio’s performance.  As of April 28, 2008, the Trustees are Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Robert Crispin, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Shaun Mathews, Sheryl K. Pressler, and Roger B. Vincent.  The Executive Officers of the Trust are Shaun P. Mathews, Michael J. Roland, Stanley D. Vyner, Joseph M. O’Donnell, Todd Modic, Kimberly A. Anderson, Robert Terris, William Evans, Robyn L. Ichilov, Lauren D. Bensinger, Maria M. Anderson, Denise Lewis, Kimberly K. Palmer, Mary Bea Wilkinson, Susan P. Kinens, Huey P. Falgout, Jr. and Theresa K. Kelety.

Set forth in the table on the following pages is information about each Trustee of the Trust.

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Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held by Trustee
Independent Trustees

Colleen D. Baldwin(3) 7337 East. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Trustee	November 2007 - Present	Consultant (January 2005 to Present). Chief Operating Officer, Ivy Asset Management Group (April 2002 – October 2004). Chief Operating Officer, AIG Global Investment Group (May 1995 – January 2002).	184	None.

John V. Boyer(4) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Trustee	January 2005 – Present	Consultant (July 2007 – Present). Formerly, President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – July 2007), and Executive Director, The Mark Twain House & Museum (September 1989 – November 2005).	184	President, Bechtler Arts Foundation (March 2008 - Present).

Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	January 2006 –Present	Consultant and President of self-owned company, Ravengate Partners LLC (January 2000 – Present).	184	Wisconsin Energy (June 2006 – Present).

Peter S. Drotch(3) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 66	Trustee	November 2007 – Present	Retired partner, PricewaterhouseCoopers.	184

First Marblehead Corporation,(October 2003- Present); BlackRock Funds/State Street Research Funds, Trustee (February 2004 – January 2007); Tufts Health Plan, Director (June 2006 – Present); and University of Connecticut, Trustee (November 2004 – Present).

J. Michael Earley 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	January 1997 –Present	President, Chief Executive Officer and Director, Bankers Trust Company, N.A., Des Moines (June 1992 – Present).	184	Midamerica Financial Corporation (December 2002 – Present).

Patrick W. Kenny 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 65	Trustee	January 2005 –Present	President and Chief Executive Officer, International Insurance Society (June 2001 – Present).	184	Assured Guaranty Ltd. (April 2004 – Present); and Odyssey Reinsurance Holdings (November 2006 – Present).

Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 57	Trustee	January 2006 – Present	Consultant (May 2001 – Present).	184	Stillwater Mining Company (May 2002 – Present); California HealthCare Foundation (June 1999 – Present); and Romanian-American Enterprise Fund (February 2004 – Present).

Roger B. Vincent (5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	January 1994 –Present	President, Springwell Corporation (March 1989 – Present).	184	UGI Corporation (February 2006 – Present); and UGI Utilities, Inc. (February 2006 – Present).

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Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2) (3)	Other Directorships Held by Trustee
Trustees who are “Interested Persons”

Robert W. Crispin(3)(6) 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 61	Trustee	November 2007 - Present	Retired. Formerly Chairman and Chief Executive Officer, ING Investment Management Co. (June 2001 – December 2007).	184

Shaun P. Mathews(3)(4)(6) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Trustee	November 2007 - Present	President and Chief Executive Officer, ING Investments, LLC (November 2006 – Present); President ING Mutual Funds and Investment Products (November 2004 - November 2006), and Chief Marketing Officer USFS (April 2002 – October 2004).	219

Mark Twain House & Museum (September 2002 – Present); Connecticut Forum (May 2002 – Present); Capital Community College Foundation (February 2002 – Present); ING Services Holding Company, Inc. (May 2000 – Present); Southland Life Insurance Company (June 2002 – Present); and ING Capital Corporation, LLC, ING Funds Distributor, LLC, ING Funds Services, LLC, ING Investments, LLC and ING Pilgrim Funding, Inc. (March 2006 – Present).

(1)

Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy which states that each duly elected or appointed Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after: (a) the Trustee reaches the age of 70, if that Trustee qualifies for a retirement benefit as discussed in the Board’s retirement policy; or (b) the Trustee reaches the age 72 or has served as a Trustee for 15 years, whichever occurs first, if that Trustee does not qualify for the retirement benefit. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)

The number of Funds in the ING Funds Complex is as of March 31, 2008. For purposes of this table, “ING Funds Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund, ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure Development Equity Fund; ING International High Dividend Equity Income Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners Inc.; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; and ING Variable Products Trust.

(3)	Ms. Baldwin and Messrs. Crispin, Drotch and Mathews each commenced services as a Trustee on November 28, 2007.

(4)

Shaun Mathews, President of ING USFS Mutual Funds and Investment Products group, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. Mr. Boyer held a seat on the board of directors of The Mark Twain House & Museum from September 1989 to November 2005. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5)

Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The U.S. Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in the regulations or rulings.

(6)

Messrs. Crispin and Mathews are deemed an “Interested persons” of the Trust as defined in the 1940 Act because of their relationships with ING Groep, N.V., the parent corporation of the Adviser, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

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Information about the Trust’s Officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	President and Chief Executive Officer	November 2006 – Present

President and Chief Executive Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (November 2006 – Present); and Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present). Formerly, CMO, ING USFS (April 2002 – October 2004); and Head of Rollover/Payout (October 2001 – December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Executive Vice President	March 2003 – Present

Head of Mutual Fund Platform (February 2007 – Present); and Executive Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2001 – Present). Formerly, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(5) (October 2004 – December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC(2) (December 2001 – March 2005).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 57	Executive Vice President	March 2003 – Present

Executive Vice President, ING Investments, LLC(2) (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present). Formerly, Chief Investment Officer of International Investments (August 2000 – January 2003).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Executive Vice President Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present); and ING Investments, LLC(2) and Directed Services LLC(5) (March 2006 – Present); and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present

Senior Vice President, ING Funds Services, LLC(3) (April 2005 – Present). Formerly, Vice President, ING Fund Services, LLC(3) (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC(2) (March 2001 – September 2002).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC(2) (January 2001 – October 2003).

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	May 2006 – Present

Senior Vice President, Head of Division Operations, ING Funds (May 2006 – Present); and Vice President, Head of Division Operations, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – March 2006).

William Evans 10 State House Square Hartford, CT 06103 Age: 35	Vice President	September 2007 – Present

Vice President, Head of Mutual Fund Advisory Group (April 2007 – Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 – April 2007); and Senior Fund Analyst, U.S. Mutual Funds and Investment Products (May 2002 – May 2005).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Vice President Treasurer	January 2003 – Present March 2003 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 – Present) and ING Investments, LLC(2) (August 1997 – Present).

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Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Vice President	February 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (July 1995 - Present); and Vice President, ING Investments, LLC(2) (February 1996 – Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 - October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	September 2004 – Present

Vice President, ING Funds Services, LLC(3) (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC(2) (September 1999 – October 2001).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Vice President	January 2007 – Present

Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC (December 2000 – August 2003).

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2006 – Present

Vice President, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006); Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 – August 2004); Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

Mary Bea Wilkinson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Vice President	March 2003 – Present

Head of Strategic Relationships, ING US Financial Services (2003 - Present). Formerly, Senior Vice President, ING Outside Funds Group (2000 - 2002); and Senior Vice President and Chief Financial Officer, First Golden American Life Insurance Company of New York (1997 - 2000).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 31	Assistant Vice President	January 2003 – Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 – Present); and has held various other positions with ING Funds Services, LLC(3) for more than the last five years.

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Secretary	August 2003 – Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel of AIG American General (January 1999 – November 2002).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 45	Assistant Secretary	August 2003 – Present	Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

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(1)	The Officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
(2)

ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)

ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)

ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(5)	Directed Services LLC is the successor in interest to Directed Services, Inc.

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TRUSTEE OWNERSHIP OF SECURITIES

Share Ownership Policy

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times (“Policy”). For this purpose, beneficial ownership of Feeder Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a portfolio of the Trust.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $100,000. Existing Trustees shall have a reasonable amount of time, not to exceed three years from the date upon which the minimum ownership requirement was set at $100,000 in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, of becoming a Trustee. A decline in the value of fund investments will not cause a Trustee to have to make any additional investments under this Policy.

Investment in mutual funds of the ING Funds Complex by the Trustees pursuant to this Policy are subject to the market timing policies applied by the mutual funds of the ING Funds Complex to other similar investors and any provisions of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.

Trustees’ Feeder Portfolio Equity Ownership Positions

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2007:

	Dollar Range of Equity Securities in Each Feeder Portfolio as of December 31, 2007					Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Name of Trustee	ING American Funds Asset Allocation Portfolio	ING American Funds Bond Portfolio	ING American Funds Growth Portfolio	ING American Funds International Portfolio	ING American Funds Growth- Income Portfolio
Colleen D. Baldwin(1)	N/A	N/A	N/A	N/A	N/A	N/A
John V. Boyer	N/A	N/A	N/A	N/A	N/A	$50,000-$100,000
Patricia W. Chadwick	N/A	N/A	N/A	N/A	N/A	Over $100,000
Peter S. Drotch(1)	N/A	N/A	N/A	N/A	N/A	N/A
J. Michael Earley	N/A	N/A	N/A	N/A	N/A	Over $100,000
Patrick W. Kenny	N/A	N/A	N/A	N/A	N/A	$10,000-$50,000 Over $100,000(2)
Sheryl K. Pressler	N/A	N/A	N/A	N/A	N/A	Over $100,000(2)
Roger B. Vincent	N/A	N/A	N/A	N/A	N/A	Over $100,000 Over $100,000(2)
Trustees who are “Interested Persons”
Robert W. Crispin(1)	N/A	N/A	N/A	N/A	N/A	Over $100,000(2)
Shaun P. Mathews(1)	N/A	N/A	N/A	N/A	N/A	Over $100,000 Over $100,000(2)

(2)     Ms. Baldwin and Messrs. Crispin, Drotch and Mathews each commenced services as a Trustee on November 28, 2007.

(3)     Held in a deferred compensation account and/or a 401(k) account.

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Independent Trustee Ownership of Shares

Set forth in the table below is information regarding each Independent Trustee’s (and his or her immediate family members) share ownership in securities of the Trust’s adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the ING Investments or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2007.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin(1)	N/A	N/A	N/A	$0	N/A
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick	N/A	N/A	N/A	$0	N/A
Peter S. Drotch(1)	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A
Trustees who are “Interested Persons”
Robert W. Crispin(1)	N/A	N/A	N/A	$0	N/A
Shaun P. Mathews(1)	N/A	N/A	N/A	$0	N/A

(1)     Commenced services as a Trustee on November 28, 2007.

Compensation of Trustees

Effective July 1, 2007, each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any Committee meeting attended.  Each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule, adopted by the Board.  The fee schedule consists only of an annual retainer and does not include additional compensation for attendance at regular or special Board and Committee meetings.

Each Portfolio pays to each Trustee, who is not an interested person, a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $75,000; (iii) Messes. Baldwin, Chadwick, and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $10,000, $40,000, $60,000, $30,000, $50,000 and $30,000, respectively; and (iv) out-of-pocket expenses.  The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser for which the Trustees serve in common as Trustees.

Prior to July 1, 2007, each Trustee was reimbursed for expenses incurred in connection with each meeting of the Board or any Committee meeting attended.  Each Independent Trustee was compensated for his or her services according to a fee schedule adopted by the Board, and received a fee that consisted of an annual retainer and a meeting fee component.

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Prior to July 1, 2007 each Feeder Portfolio paid each Trustee who was not an interested person a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Mses Chadwick and Pressler and Messrs. Patton, Earley, Boyer, Kenny, Vincent and Dr. Gitenstein, as Chairpersons of committees of the Board, each received an additional annual retainer of $10,000, $15,000,  $30,000, $20,000, $20,000, $10,000 and $10,000, respectively; (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, received an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any Committee meeting (Chairpersons of Committees of the Board received an additional $1,000 for each Committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses.  The pro rata share paid by each Feeder Portfolio was based on each Feeder Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by ING Investments or its affiliate, Directed Services LLC, for which the Trustees serve in common as Trustees.

The $2,500 retainer payable to Ms. Baldwin each quarter for her services to the Nominating and Governance Committee is paid only if the Committee has been active for that quarter.  If the Nominating and Governance Committee has been active during all four quarters in a given year, the Chairperson will receive the full annual retainer of $10,000.  Ms. Baldwin was named Chairperson of the Nominating and Governance Committee as of March 27, 2008.

Mr. Boyer, as Chairperson of the Investment Review Committee - International/Balanced/Fixed Income, received an annual retainer of $40,000.  Mr. Boyer, as the Chairperson of the Nominating and Governance Committee, was entitled to $2,500 compensation per quarter only if the Committee was active for that quarter.  Mr. Boyer served as Chairperson of the Nominating and Governance Committee until March 27, 2008.

The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active for that quarter.  The compensation per quarter to the Chairperson is $2,500 which, if the Nominating and Governance Committee is active for all four quarters, the Chairperson will receive the full annual retainer of $10,000.

The following table sets forth information provided by ING Investments regarding compensation of Trustees by each Feeder Portfolio and other funds managed by the ING Investments and its affiliates for the fiscal year ended December 31, 2007.  Officers of the Trust and Trustees who are interested persons of a Feeder Portfolio do not receive any compensation from a Feeder Portfolio or any other funds managed by the ING Investments or its affiliates.

Compensation Table

	Aggregate Compensation From					Total Compensation from Registrant and Fund Complex Paid to Trustees (1) (2)
Name of Trustee	ING American Asset Allocation Portfolio	ING American Funds Bond Portfolio	ING American Funds Growth Portfolio	ING American Funds Int’l Portfolio	ING American Funds Growth- Income Portfolio
Colleen D. Baldwin(3)	$0.00	$0.00	$2,606.86	$1,570.33	$1,729.79	$129,552.18
John V. Boyer	$0.00	$0.00	$5,940.66	$3,459.67	$4,037.11	$233,901.10
Patricia W. Chadwick	$0.00	$0.00	$5,336.36	$3,118.03	$3,617.57	$209,598.90
Robert W. Crispin(3)(5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Peter S. Drotch(3)	$0.00	$0.00	$1,740.03	$1,072.64	$1,141.71	$66,483.50
J. Michael Earley	$0.00	$0.00	$5,453.22	$3,178.03	$3,703.18	$219,500.00
R. Barbara Gitenstein (5)	$0.00	$0.00	$6,552.53	$3,927.27	$4,382.33	$254,943.18
Patrick W. Kenny	$0.00	$0.00	$5,621.88	$3,272.17	$3,822.06	$221,500.00
Shaun P. Mathews (3)(4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

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	Aggregate Compensation From					Total Compensation from Registrant and Fund Complex Paid to Trustees (1) (2)
Name of Trustee	ING American Asset Allocation Portfolio	ING American Funds Bond Portfolio	ING American Funds Growth Portfolio	ING American Funds Int’l Portfolio	ING American Funds Growth- Income Portfolio
Walter H. May(6)	$0.00	$0.00	$6,792.35	$3,719.09	$4,753.03	$272,000.00
Jock Patton(7)	$0.00	$0.00	$8,872.47	$4,990.22	$6,156.68	$357,500.00
Sheryl K. Pressler	$0.00	$0.00	$5,974.04	$3,484.98	$4,055.53	$235,000.00
David W.C. Putnam(8)	$0.00	$546.41	$4,557.32	$2,231.15	$3,186.41	$189,500.00
John G. Turner (4)(9)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Roger B. Vincent	$0.00	$0.00	$5,047.77	$2,938.45	$3,431.39	$198,875.00

(1)               Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(2)               Represents compensation for 182 funds (total in ING Family of Funds as of December 31, 2007).

(3)               Ms. Baldwin and Messrs. Crispin, Drotch and Matthews each commenced services as a Trustee on November 28, 2007. From April 4, 2007 through November 28, 2007 and from September 1, 2007 through November 28, 2007, Ms. Baldwin and Mr. Drotch respectively, were non-voting Board consultants.

(4)               “Interested person” of the Trust as defined in the 1940 Act because of his relationship with ING Groep, N.V., the parent corporation of  the Adviser, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

(5)               Dr. Gitenstein retired from the Board effective September 10, 2007.

(6)               Mr. May retired from the Board effective January 11, 2007.

(7)               Mr. Patton retired from the Board effective June 30, 2007.

(8)     Mr. Putnam retired from the Board effective February 23, 2008.

(9)               Mr. Turner retired from the Board effective October 25, 2007.

BOARD

The Board governs each Feeder Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Feeder Portfolios’ activities, review contractual arrangements with companies that provide services to each Feeder Portfolio and review each Feeder Portfolio’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings eight (8) times a year.  The Audit Committee and the Compliance Committee meet regularly four (4) times per year, the Investment Review Committees meet six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed.  In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.  Each Committee listed below operates pursuant to a Charter approved by the Board.

Recent Committee Changes

Effective November 28, 2007 and March 27, 2008, changes were made to the Board’s Committee structure.  In particular, the Committee membership changed on those dates and these changes are reflected in the discussion of the Committees that is set out below.  On May 10, 2007, the functions of the Valuation, Proxy and Brokerage Committee and the Compliance Committee were combined.  The Compliance Committee was the surviving Committee, and now oversees valuation, proxy and brokerage matters, as well as compliance issues.  We also note that Roger Vincent became the Chairman of the Board effective May 10, 2007.  Prior to that date, Jock Patton served as the Chairman of the Board.

Committees

Executive Committee.  The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary.  The Executive Committee currently consists of three (3) Independent Trustees and two (2) Trustees who are “interested persons,” as defined in the 1940 Act.  The

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following Trustees currently serve as members of the Executive Committee:  Ms. Pressler and Messrs. Boyer, Crispin, Mathews and Vincent.  Mr. Vincent, Chairman of the Board, serves as the Chairperson of the Executive Committee.

From May 10, 2007 to November 28, 2007, the Executive Committee consisted of the following Trustees: Ms. Pressler and Messrs. Turner, Boyer and Vincent and Mr. Vincent served as the Chairperson.  Prior to May 10, 2007, the Executive Committee consisted of the following Trustees: Messrs. Turner, Vincent and Patton and Mr. Patton served as the Chairperson.

The Executive Committee held four (4) meetings during the fiscal year ended December 31, 2007.

Audit Committee.  The Board has established an Audit Committee, whose functions include, among others, meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audits, its financial statements and interim accounting controls, and meeting with management concerning these matters, among other things.  The Audit Committee currently consists of three (3) Independent Trustees.  The following Trustees serve as members of the Audit Committee:  Ms. Chadwick and Messrs. Drotch and Earley.  Mr. Earley currently serves as Chairperson of the Audit Committee and also has been designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

From May 10, 2007 to November 28, 2007, the Audit Committee consisted of the following Trustees: Ms. Chadwick and Messrs. Early and Putnam.  Mr. Earley served as the Chairperson and as the financial expert under the Sarbanes-Oxley Act for the Committee.  Prior to May 10, 2007, the Audit Committee consisted of the following Trustees: Ms. Pressler and Messrs. Earley, Kenny, Vincent, and Putnam.  Mr. Earley served as Chairperson and Mr. Kenny was the designated financial expert under the Sarbanes-Oxley Act for the Committee.

The Audit Committee held seven (7) meeting during the fiscal year ended December 31, 2007.

Compliance Committee.  The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Funds.  The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO.  The Board also oversees quarterly compliance reporting.

Effective May 10, 2007, the functions of the Board’s Valuation, Proxy and Brokerage Committee were combined with the functions of the Compliance Committee.  As a result of this combination, the functions of the Compliance Committee now include determining the value of securities held by the Funds for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Company’s and Trust’s brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).

The Compliance Committee currently consists of five (5) Independent Trustees: Messes. Baldwin and Pressler and Messrs. Boyer, Kenny and Vincent.  Mr. Kenny currently serves as Chairperson of the Compliance Committee.

From May 10, 2007 to November 28, 2007, the Compliance Committee consisted of the following Trustees: Ms. Pressler and Messrs. Boyer, Kenny and Vincent.  Mr. Kenny served as the Chairperson for the Committee.  Prior to May 10, 2007, the Compliance Committee consisted of the following Trustees: Messrs. Boyer, Earley, Putnam, Kenny and Patton.  Mr. Kenny served as Chairperson of the Committee.

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The Compliance Committee held six (6) meetings during the fiscal year ended December 31, 2007.

Valuation, Proxy and Brokerage Committee.  As is discussed above, prior to May 10, 2007 the Board had established and had in place a Valuation, Proxy and Brokerage Committee.  On that date, the Board’s Committees were reconstituted and the functions of the Valuation, Proxy and Brokerage Committee were combined with that of the Compliance Committee, and the reconstituted Compliance Committee was the surviving Committee.  The Compliance Committee now oversees valuation, proxy voting and brokerage matters formerly overseen by the Valuation, Proxy and Brokerage Committee.

Prior to May 10, 2007, the Valuation, Proxy and Brokerage Committee functions included, among others: reviewing the determination of the value of securities held by the Trust/Company for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Company’s/Trust’s brokerage; and overseeing the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).  The Valuation, Proxy and Brokerage Committee consisted of four (4) Independent Trustees.  The following Trustees served as members of the Valuation, Proxy and Brokerage Committee: Dr. Gitenstein, Ms. Chadwick and Messrs. Boyer and Patton. Ms. Chadwick served as Chairperson of the Valuation, Proxy and Brokerage Committee.

The Valuation, Proxy and Brokerage Committee held two (2) meetings during the fiscal year ended December 31, 2007.

Nominating and Governance Committee.  The Board has established a Nominating and Governance Committee for the purpose of, among other things: (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the committee’s responsibilities; (4) considering and recommending the creation of additional Committees or changes to Director policies and procedures based on rule changes and “best practices” in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board’s annual self-evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.  The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for Trustee should be submitted in writing to the Feeder Portfolios’ Secretary.  Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee.  To be timely, any such submission must be delivered to the Feeder Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Feeder Portfolios with the SEC.

The Nominating and Governance Committee consists of four (4) Independent Trustees.  The following Trustees serve as members of the Nominating and Governance Committee:  Messes. Chadwick and Baldwin

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and Messrs. Kenny and Vincent.  Ms. Baldwin serves as Chairperson of the Nominating and Governance Committee.

From May 10, 2007 to March 31, 2008 the Nominating and Governance Committee consisted of four (4) Independent Trustees: Ms. Chadwick and Messrs. Boyer, Kenny, and Vincent.  Prior to May 10, 2007, the membership of the Nominating and Governance Committee consisted of four (4) Independent Trustees.  The following Trustees served as members of the Nominating and Governance Committee: Dr. Gitenstein and Messrs. Kenny, Patton and Vincent.  During the period prior to May 10, 2007, Dr. Gitenstein served as Chairperson of the Nominating and Governance Committee.

The Nominating and Governance Committee held three (3) meeting during the fiscal year ended December 31, 2007.

Investment Review Committee.  The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the Feeder Portfolios and make recommendations to the Board with respect to the Feeder Portfolios.

The Investment Review Committee for the Domestic Equity Funds currently consists of three (3) Independent Trustees and one (1) Trustee who is an “interested person” as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds:  Ms. Chadwick and Messrs. Crispin, Drotch, and Earley.  Ms. Chadwick serves as the Chairperson of the Domestic Equity Funds Investment Review Committee.

From May 10, 2007 to November 28, 2007, the Investment Review Committee for the Domestic Equity Funds consisted of the following Trustees: Ms. Chadwick and Messrs. Earley, Putnam and Turner.  Ms. Chadwick served as the Chairperson for the Committee.  Prior to May 10, 2007, the Investment Review Committee for the Domestic Equity Funds consisted of the following Trustees: Ms. Chadwick and Messrs. Patton, Putnam, Earley, Turner and Vincent.  Mr. Vincent served as Chairperson of the Committee.

The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2007.

The Investment Review Committee for the International/Balanced/Fixed Income Funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an “interested person,” as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Messes. Baldwin and Pressler and Messrs. Boyer, Kenny, Mathews and Vincent. Mr. Boyer serves as Chairperson of the International/Balanced/Fixed Income Funds Investment Review Committee.

From May 10, 2007 to November 28, 2007, the Investment Review Committee for the International/Balanced/Fixed Income Funds consisted of the following Trustees: Ms. Pressler and Messrs. Kenny, Boyer and Vincent.  Mr. Boyer served as the Chairperson for the Committee.  Prior to May 10, 2007, the Investment Review Committee for the International/Balanced/Fixed Income Funds consisted of the following Trustees: Ms. Pressler, Dr. Gitenstein and Messrs. Kenny and Boyer.  Mr. Boyer served as Chairperson of the International/Balanced/Fixed Income Funds Investment Review Committee.

The Investment Review Committee for the International/Balanced/Fixed Income Funds held seven (7) meetings during the fiscal year ended December 31, 2007.

Contracts Committee.  The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Feeder Portfolios.  The responsibilities of the Contracts Committee among other thing, include:  (1) identifying the scope and format of information to be provided by

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service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees.

The Contracts Committee currently consists of five (5) Independent Trustees.  The following Trustees serve as members of the Contracts Committee:  Mses. Chadwick and Pressler and Messrs. Boyer, Drotch, and Vincent.  Ms. Pressler serves as the Chairperson of the Contracts Committee.

Prior to May 10, 2007, the Contract Committee consisted of six (6) Independent Trustees.  The following Trustees served as members of the Contracts Committee: Mses. Chadwick and Pressler and Messers. Boyer, Patton, Vincent, and Kenny.  During the period prior to May 10, 2007, Ms. Pressler served as Chairperson of the Contracts Committee.

The Contracts Committee held eight (8) meetings during the fiscal year ended December 31, 2007.

Control Persons and Principal Shareholders

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  As of April 15, 2008, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in ING Investments or ING Groep, N.V. (“ING Groep”) (NYSE: ING), or any affiliated companies of ING Investments or ING Groep.  In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments or ING Groep or any affiliated companies of ING Investments or ING Groep.  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors

Shares of the Feeder Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts (“VA Contracts”) and variable life insurance contracts (“VLI Contracts”), to qualified pension and retirement plans outside the separate accounts context, and to investment advisers and their affiliates.

As of April 15, 2008, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Feeder Portfolio.  As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Feeder Portfolios addressed herein, except ING USA Annuity and Life Insurance Company.  The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.  A control person may be able to take action regarding a Feeder Portfolio without the consent or approval of shareholders.  ING USA Annuity and Life Insurance Company may be deemed a control person of the Feeder Portfolios in that certain of its separate accounts hold more than 25% of the shares of these series.

As of April 15, 2008, the following owned of record or, to the knowledge of the Company, beneficially owned more than 5% or more of the outstanding shares of:

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Portfolio	Address	Percentage of Portfolio
ING American Funds Bond	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	97.18%
ING American Funds Growth- Income	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	96.94%
ING American Funds International	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	96.65%
ING American Funds Growth	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	97.18%

ADVISER

The adviser for the Feeder Portfolios is ING Investments, which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles.  ING Investments, subject to the authority of the Trustees of the Feeder Portfolios, has the overall responsibility for the management of each Feeder Portfolio’s investment portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep.

On February 26, 2001, the name of the ING Investments changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC.  On March 1, 2002, the name of the investment adviser was changed from ING Pilgrim Investments, LLC, to ING Investments, LLC.

The Trust currently offers the shares of its operating Feeder Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as the investment medium for Variable Contracts issued by ING USA.  ING Funds Distributor is the principal underwriter and distributor of the Variable Contracts issued by ING USA.  Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company (“Golden American”) and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa (“Equitable of Iowa”), United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA.  Golden American was a stock life insurance company organized under the laws of the State of Delaware.  Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa.  The Trust may in the future offer shares of the Feeder Portfolios to separate accounts of other affiliated insurance companies.

ING Investments serves pursuant to the Advisory Agreement between ING Investments and the Trust.  The Advisory Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for each Feeder Portfolio.

The Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Feeder Portfolios and to furnish advice and recommendations with respect to investment of each Feeder Portfolio’s assets and the purchase or sale of its portfolio securities.  ING Investments also provides investment research and analysis.  The Advisory Agreement provides that ING Investments is not subject to liability to the Feeder Portfolio for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

The Trust and ING Investments have received an exemptive order from the SEC that allows ING Investments to enter into new investment sub-advisory contracts (“Sub-Advisory Agreements”) and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval.  This

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authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Interested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change.  ING Investments remains responsible for providing general management services to each of the Feeder Portfolios, including overall supervisory responsibility for the general management and investment of each Feeder Portfolio’s assets and, subject to the review and approval of the Board, will among other things: (i) set each Feeder Portfolio’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Feeder Portfolio’s assets; (iii) when appropriate, allocate and reallocate a Feeder Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Feeder Portfolio’s investment objectives, policies, and restrictions.

After an initial two-year term, the Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a “majority” (as defined in the 1940 Act) of the Feeder Portfolio’s outstanding shares voting as a single class; provided that in either event, the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of ING Investments by vote cast in person at a meeting called for the purpose of voting on such approval.

For information regarding the basis of the Board’s approval of the Advisory Agreement, please refer to the annual shareholder report dated December 31, 2007.

In considering the agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant.

The Advisory Agreement may be terminated as to a particular Feeder Portfolio at any time on sixty (60) days’ written notice, without the payment of a penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Feeder Portfolio) or by ING Investments. The Advisory Agreement will automatically and immediately terminate in the event of its “assignment” (as defined in the 1940 Act and the rules and regulations thereunder).

ADVISORY FEE

Under the terms of the Advisory Agreement, during periods when the Feeder Portfolios invest directly in investment securities each Feeder Portfolio pays ING Investments a monthly fee in arrears equal to the following as a percentage of the Feeder Portfolio’s average daily net assets during the month, as set out below.

Feeder Portfolio	Annual Adviser Fee
ING American Funds Asset Allocation Portfolio

If the Feeder Portfolio has not invested all or substantially all of its assets in another investment company:
0.5000% of the first $600 million;
0.4200% on next $600 million;
0.3600% on next $800 million;
0.3200% on next $1 billion;
0.2800% on next $2 billion;
0.2600% on next $3 billion;
0.2500% on assets in excess of $8 billion; and
0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

ING American Funds Bond Portfolio	If the Feeder Portfolio has not invested all or substantially all of its assets in another investment company: 0.48% of the first $600 million of net assets;

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Feeder Portfolio	Annual Adviser Fee

0.44% of the next $400 million of net assets;
0.40% of the next $1 billion of net assets;
0.38% of the next $1 billion of net assets;
0.36% on net assets greater than $3 billion; and
0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

ING American Funds Growth Portfolio

If the Feeder Portfolio has not invested all or substantially all of its assets in another investment company:
0.50% of the first $600 million of net assets;
plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion;
plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion;
plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion;
plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion;
plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion;
plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion;
plus 0.30% on net assets in excess of $13.0 billion; and
0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

ING American Funds International Portfolio

If the Feeder Portfolio has not invested all or substantially all of its assets in another investment company:
0.69% of the first $500 million of net assets;
plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion;
plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion;
plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
plus 0.45% on net assets in excess of $10.5 billion; and
0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

ING American Funds Growth-Income Portfolio

If the Feeder Portfolio has not invested all or substantially all of its assets in another investment company:
0.50% of the first $600 million of net assets;
plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion;
plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
plus 0.242% on net assets in excess of $10.5 billion; and
0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

Each Feeder Portfolio anticipates investing substantially all of its assets in another investment company.

For the fiscal years ended December 31, 2007, 2006 and 2005, ING Investments did not receive any investment advisory fees.

Investment Adviser to the Master Funds

The investment adviser to the Master Funds, CRMC, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. CRMC is located at 333 South Hope Street, Los Angeles, CA 90071 and at 6455 Irvine Center Drive, Irvine, CA 92618. CRMC’s research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. CRMC believes that it is able to attract and retain quality personnel. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc.

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CRMC is responsible for managing more than $500 billion of stocks, bonds, and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses, and large corporations as well as schools, colleges, foundations, and other non-profit and tax-exempt organizations.

Investment Advisory and Service Agreement - The Investment Advisory and Service Agreement (“Agreement”) between the Master Series and CRMC will continue in effect until December 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter provided that any such renewal has been specifically approved at least annually by: (i) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Master Series; and (ii) the vote of a majority of trustees of the Master Series who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that CRMC has no liability to the Master Series for its acts or omissions in the performance of its obligations to the Master Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement.  The Agreement also provides that either party has the right to terminate it, without penalty; upon 60 days’ written notice to the other party and that the Agreement automatically terminates in the event of their assignment (as defined in the 1940 Act).

As compensation for its services, CRMC receives a monthly fee, which is accrued daily from each Master Portfolio, and indirectly from each Feeder Portfolio as a shareholder in its corresponding Master Fund, calculated at the annual rates of:

Master Fund	Annual Investment Advisory Fee
Asset Allocation Fund

0.5000% of the first $600 million;
0.4200% on next $600 million;
0.3600% on next $800 million;
0.3200% on next $1 billion;
0.2800% on next $2 billion;
0.2600% on next $3 billion; and
0.2500% on net assets in excess of $8 billion.

Bond Fund

0.48% of the first $600 million of net assets;
0.44% of the next $400 million of net assets;
0.40 % of the next $1 billion of net assets;
0.38% of the next $1 billion of net assets; and
0.36% on net assets over $3 billion.

International Fund

0.69% of the first $500 million of net assets;
plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion;
plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion;
plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion; and
plus 0.45% on net assets in excess of $10.5 billion.

Growth-Income Fund

0.50% of the first $600 million of net assets;
plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion;
plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
plus 0.32% on net assets greater than $2.5 billion but  not exceeding $4.0 billion;
plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion; and
plus 0.242% on net assets in excess of $10.5 billion.

The following identifies the fees indirectly paid by the Trust to CRMC for advisory services under the Agreement for the periods ended December 31, 2007, 2006 and 2005.

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Feeder Portfolio	Advisory Fee(1)
	2007	2006	2005
ING American Funds Asset Allocation Portfolio	N/A	N/A	N/A
ING American Funds Bond Portfolio	N/A	N/A	N/A
ING American Funds Growth Portfolio	$93,790,000	$79,939,000	$62,832,000
ING American Funds Growth-Income Portfolio	$75,627,000	$64,732,000	$54,602,000
ING American Funds International Portfolio	$50,363,000	$38,670,000	$26,526,000

(1)               Since the Investment Advisory and Service Agreement for the Master Funds is a tiered structure, the actual amounts received by CRMC may have been different.  Amounts shown are rounded to thousands.

For more information regarding the sub-adviser of the Master Funds and for information regarding the Master Funds’ sub-adviser’s compensation, other accounts managed by the Master Funds’ sub-adviser and the Master Funds’ sub-adviser’s ownership of securities in the Feeder Portfolios, see the Master Funds’ statement of additional information which is delivered together with this SAI.

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”) serves as Administrator for the Feeder Portfolios pursuant to the Administration Agreement with the Trust.  Its principal place of business is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of the Feeder Portfolios, except for those services performed by ING Investments under the Advisory Agreement, the custodian under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement and such other service providers as may be retained by the Feeder Portfolios from time to time.  The Administrator acts as a liaison among these service providers to the Feeder Portfolios.  ING Funds Services also furnishes the Feeder Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of the Feeder Portfolios.  These services include preparation of annual and other reports to shareholders and to the SEC.  ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers.  The Administrator is also responsible for monitoring the Feeder Portfolios’ compliance with applicable legal requirements and with their investment policies and restrictions for the Feeder Portfolios.

The Administration Agreement with ING Funds Services may be cancelled by the Trust on behalf of a Feeder Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days’ written notice to the Trust.

During periods when the Feeder Portfolios invest directly in investment securities, each Feeder Portfolio pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. When the Feeder Portfolio invests substantially all of its assets in another investment company, the Feeder Portfolio will not pay the Administrator any fees.  Each Feeder Portfolio anticipates investing substantially all of its assets in other investment companies. The Administrator is a wholly-owned subsidiary of ING Groep and the immediate parent company of the ING Investments.

For the fiscal years ended December 31, 2007, 2006 and 2005, the Administrator did not receive any fees pursuant to the Administration agreement.

DISTRIBUTION OF TRUST SHARES

Shares of each Feeder Portfolio are distributed by ING Funds Distributor pursuant to a distribution agreement (“Distribution Agreement”) between the Trust, on behalf of each Feeder Portfolio, and ING Funds Distributor (“Distributor”).  ING Funds Distributor is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  The Distribution Agreement requires the Distributor to use its reasonable best efforts to solicit purchases of shares of the Feeder Portfolios.  Nothing in the Distribution Agreement protects the Distributor against any liability to the Trust or its shareholders to

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which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of the Distributor’s duties under the agreement or by reason of the Distributor’s reckless disregard of its obligations and duties under the agreement.  The Distributor is entitled to receive a fee described in any distribution plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”).

The Distribution Agreement will remain in effect from year to year with respect to each Feeder Portfolio only if, after an initial term, continuance is approved annually by a majority of the Trustees, including a majority of those Trustees who are not interested persons (as defined in the 1940 Act) or by a vote of a majority of the outstanding voting securities of such Feeder Portfolio.  The Distribution Agreement may be terminated as to a particular Feeder Portfolio at any time on sixty (60) days’ written notice, without the payment of any penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Feeder Portfolio) or by the Distributor.  The Distribution Agreement terminates automatically in the event of its assignment as described in the 1940 Act and the rules and interpretations thereunder.  ING Funds Distributor, like ING Investments, is an indirect, wholly-owned subsidiary of ING Groep.

Rule 12b-1 Plans of the Feeder Portfolios

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act on behalf of each Feeder Portfolio.  The 12b-1 Plan provides that the Feeder Portfolios shall pay a distribution fee (“Distribution Fee”), for distribution services including payments to ING Funds Distributor at annual rates not to exceed 0.50% of the average daily net assets of such Feeder Portfolios for distribution services.  The Distributor may use all or any portion of such Distribution Fee to pay for expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses.  The 12b-1 Plan was approved by all of the Trustees, including all of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the 12b-1 Plan.

Since the Distribution Fees are directly tied to expenses, the amount of the Distribution Fees paid by a Feeder Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are directly linked to its expenses).  The Feeder Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

The 12b-1Plan permits the Feeder Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50% of the average daily net assets of such Feeder Portfolio attributable to an insurance company’s variable contract owners during that quarterly period.  Expenses payable pursuant to the 12b-1 Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Feeder Portfolios’ shares; (d) obtaining information and providing explanations to variable contract owners regarding the Feeder Portfolios’ investment objectives and policies and other information about the Feeder Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Feeder Portfolios; (g) personal service and/or maintenance of variable contract owners’ accounts with respect to the Feeder Portfolios’ accounts; and (h) financing any other activity that the Trust’s Board determines is primarily intended to result in the sale of the Feeder Portfolios’ shares.  The Distributor provides the Trustees, for their review on a quarterly basis, a written report of the amounts expended under the 12b-1Plan.  The 12b-1 Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the 12b-1 Plan, cast in-person at a meeting called for that

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purpose.  The 12b-1 Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Feeder Portfolios.  The 12b-1 Plan may not be amended to increase materially the amount that may be spent for distribution by the Feeder Portfolios without the approval of a majority of the outstanding shares of each of the Feeder Portfolios.  Once terminated, no further payments shall be made under the 12b-1 Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The 12b-1 Plan was adopted because of its anticipated benefit to the Feeder Portfolios.  These anticipated benefits include increased promotion and distribution of the Feeder Portfolios’ shares, an enhancement in the Feeder Portfolios’ ability to maintain accounts and improve asset retention and increased stability of net assets for the Feeder Portfolios.

Payments made as of the fiscal year ended December 31, 2007 under the 12b-1 Plan, are as follows:

Feeder Portfolios	Distribution Fees (Rule 12b-1 Plan)
ING American Funds Asset Allocation Portfolio
Advertising	$0.00
Printing	$0.00
Salaries & Commissions	$0.00
Broker Servicing	$0.00
Miscellaneous	$0.00
Total	$0.00
ING American Funds Bond Portfolio
Advertising	$0.00
Printing	$0.00
Salaries & Commissions	$0.00
Broker Servicing	$0.00
Miscellaneous	$0.00
Total	$0.00
ING American Funds Growth Portfolio
Advertising	$0.00
Printing	$0.00
Salaries & Commissions	$0.00
Broker Servicing	$11,373,053
Miscellaneous	$0.00
Total	$11,373,053
ING American Funds International Portfolio
Advertising	$0.00
Printing	$0.00
Salaries & Commissions	$0.00
Broker Servicing	$6,590,555
Miscellaneous	$0.00
Total	$6,590,555
ING American Funds Growth-Income Portfolio
Advertising	$0.00
Printing	$0.00
Salaries & Commissions	$0.00
Broker Servicing	$7,758,371
Miscellaneous	$0.00
Total	$7,758,371

Rule 12b-1 Plans of the Master Funds

The Master Series has adopted a Plan of Distribution (“Master Fund Plan”) for its Class 2 shares, pursuant to Rule 12b-1 under the 1940 Act.  Under the Master Fund Plan, the Master Series will pay 0.25% of each Master

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Fund’s average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Series, provided that the Board of the Master Series has approved the categories of expenses for which payment is being made.  Shareholders of the Class 2 shares of a Master Fund, including a Feeder Portfolio, pay only their proportionate share of a Master Fund Plan’s expenses.

The following identifies the distribution fees indirectly paid by the Trust to CRMC for the period ended December 31, 2007.

Feeder Portfolio	Distribution Fee(1) 2007
ING American Funds Asset Allocation Portfolio	N/A
ING American Funds Bond Portfolio	N/A
ING American Funds Growth Portfolio	$11,437,000
ING American Funds Growth-Income Portfolio	$7,808,000
ING American Funds International Portfolio	$6,624,000

(1)  Estimated indirect Distribution Fees would have been received by American Funds Distributors, Inc., an affiliate of CRMC.  Amounts shown are rounded to the nearest thousand.

For additional information regarding the Master Fund Plans, see the Master Funds’ statement of additional information which is delivered together with this SAI.

Fund Participation Agreement

The Trust, on behalf of the Feeder Portfolios, has entered into a Fund Participation Agreement that governs the relationship between the Feeder Portfolios and the insurance company separate accounts that will offer the Feeder Portfolios as investment options for eligible variable life insurance policies and variable insurance contracts.  The Fund Participation Agreement addresses, among other things, the provision of certain services to contract owners, the allocation of certain marketing- and service-related expenses and the provision and accuracy of offering materials. The Series, an open-end management investment company that is a business trust organized under the laws of the Commonwealth of Massachusetts, has received a “Mixed and Shared Funding Order” from the SEC granting relief from certain provisions of the 1940 Act and the rules thereunder to the extent necessary to permit shares of the Master Funds to be sold to variable annuity and life insurance separate accounts of unaffiliated insurance companies.

Under the terms of the Fund Participation Agreement, the Series reserves the right to suspend or terminate sales of shares of the Master Funds to the Feeder Portfolios if such action is required by law, or if the Board of Trustees of the Series, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate, and in the best interests of the Series and its shareholders, or in response to the order of an appropriate regulatory authority.  In addition, the Trust reserves the right to terminate purchases of shares of the Master Funds by the Trust and the Feeder Portfolios if such action is required by law, or if the Board, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate, and in the best interests of the Series and its shareholders, or in response to the order of an appropriate regulatory authority.

CODE OF ETHICS

The Feeder Portfolios, ING Investments, the Master Funds’ investment adviser, and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) governing personal trading activities of all Trustees, officers of the Feeder Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Feeder Portfolio or obtain information pertaining to such purchase or sale.  The Code of Ethics is intended to prohibit fraud against the Feeder Portfolios that may arise from personal trading of securities that may be purchased or held

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by the Feeder Portfolios or the Feeder Portfolios’ shares.  The Code of Ethics also prohibits short-term trading of each Feeder Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions.  However such persons are generally required to pre-clear all security transactions with the Feeder Portfolios’ Compliance Officer or his/her designee and to report all transactions on a regular basis.

DISCLOSURE OF THE FEEDER PORTFOLIOS’ PORTFOLIO SECURITIES

Each Feeder Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis.  This schedule is filed with each Feeder Portfolio’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Feeder Portfolio posts its complete portfolio holdings schedule on ING Fund’s website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter.  The portfolio holdings schedule is as of the preceding quarter-end (i.e., each Feeder Portfolio will post the quarter-ending June 30 holdings on August 1).

Each Feeder Portfolio also compiles a list of their ten largest holdings (“Top Ten”).  This information is produced monthly and is made available on ING Fund’s website on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute each Feeder Portfolio’s shares, and most third parties may receive a Feeder Portfolio’s annual or semi-annual shareholder reports, or view the Feeder Portfolios’ complete portfolio holdings schedule on ING Funds’ website.  The Top Ten list also is provided in quarterly Feeder Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING Fund’s website, a Feeder Portfolio may provide its complete portfolio holdings to certain unaffiliated third parties and affiliates when a Feeder Portfolio has a legitimate business purpose for doing so.  Unless otherwise noted below, a Feeder Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided.  Specifically, the Feeder Portfolios’ disclosure of their portfolio holdings may include disclosure:

•                  to the Feeder Portfolios’ independent registered public accounting firm, named herein, for use in providing audit opinions, on an as-needed basis;

•                  to financial printers for the purpose of preparing the Feeder Portfolios’ regulatory filings;

•                  for the purpose of due diligence regarding a merger or acquisition;

•                  to a new adviser or sub-adviser prior to the commencement of its management of the Feeder Portfolios;

•                  to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P, and such agencies may receive more raw data from the Feeder Portfolios than is posted on the Feeder Portfolios’ website;

•                  to consultants for use in providing asset allocation advice in connection with an investment by affiliated funds-of-funds in the Feeder Portfolios;

•                  to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Feeder Portfolios; or

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•                  to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of Feeder Portfolio assets and minimal impact on remaining Feeder Portfolio shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Feeder Portfolios’ Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Feeder Portfolios’ portfolio securities is in the best interests of the Feeder Portfolios’ shareholders, including procedures to address conflicts between the interests of the Feeder Portfolios’ shareholders on the one hand, and those of the ING Investments, principal underwriter or any affiliated person of the Feeder Portfolios, its investment adviser, or its principal underwriter on the other.  Such Policies authorize the Feeder Portfolios’ Administrator to implement the Board’s policies and direct Administrator to document the expected benefit to shareholders.  Among other considerations, the Administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Feeder Portfolio’s shareholders. Similarly, the Administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the ING Investments, principal underwriter and their affiliates.  The Board has authorized the senior officers of the Feeder Portfolios’ Administrator to authorize the release of the Feeder Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Feeder Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Feeder Portfolios have the following ongoing arrangements with certain third parties to provide the Feeder Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Feeder Portfolios and their shareholders.  The Feeder Portfolios’ Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department.  All waivers and exceptions involving any of the Feeder Portfolios will be disclosed to the Feeder Portfolios’ Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Feeder Portfolios, ING Investments, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PROXY VOTING PROCEDURES

When a Feeder Portfolio is a feeder in a master/feeder structure, it passes votes requested by the Master Fund to its shareholders.  This means that, if a Feeder Portfolio is solicited by the Master Fund, it will request instructions from its own shareholders, through the holders of Variable Contracts, as to the manner in which to vote its interest in the Master Fund.  Proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Fund’s proxy voting policies and procedures.  The following procedures apply only if the Feeder Portfolios are removed from the master/feeder structure.  The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Feeder Portfolios’ portfolio securities.  The procedures delegate to ING Investments the authority to vote proxies relating to portfolio securities and provide a method for responding to potential conflicts of interest.  In delegating voting authority to ING Investments, the Board has also approved ING Investments’ proxy voting procedures, which require ING

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Investments to vote proxies in accordance with the Feeder Portfolios’ proxy voting procedures and guidelines.  An independent proxy voting service has been retained to assist in the voting of Feeder Portfolio proxies through the provision of vote analysis, implementation and record keeping, and disclosure services.  In addition, the Compliance Committee oversees the implementation of the Feeder Portfolios’ proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the Feeder Portfolios, including procedures of ING Investments, is attached hereto as Appendix B.  No later than August 31st of each year, information is available through the ING Funds’ website (www.INGFunds.com) regarding how to locate information in the SEC’s EDGAR database (www.sec.gov) on how each Master Fund voted proxies relating to portfolio securities for the one-year period ending June 30th.  Information regarding how the Feeder Portfolios voted proxies, if any, regarding portfolio securities during the same period is also available by August 31st through the ING Funds’ website or the SEC’s EDGAR database.

FEEDER PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage and Research Services

The brokerage commission for each of the Feeder Portfolios is paid at each Feeder Portfolio’s Master Fund level.  For information regarding portfolio brokerage of each Master Fund see the Master Funds’ statement of additional information which is delivered together with this SAI.

FEEDER PORTFOLIO TURNOVER

The portfolio turnover of each Master Fund is described in the prospectus for the Master Funds which is delivered together with the Prospectus for the Feeder Portfolios.

Determination of Net Asset Value of the Feeder Portfolios

As noted in the Prospectus, the net asset value (“NAV”) and offering price of each class of each Feeder Portfolio’s shares will be determined each once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading.  As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Feeder Portfolio shares will not be priced on these days.  On these days, securities held by a Master Fund may nevertheless be actively traded and the value of a Feeder Portfolio’s share could be indirectly affected.  The NAV per share of each class of each Feeder Portfolio is calculated by taking the value of the Feeder Portfolio’s assets attributable to that class, subtracting the Feeder Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.  The NAVs of the Feeder Portfolios are determined based upon the NAVs of the Master Funds.  Determination of the NAVs of the Master Funds is the responsibility of the Master Funds and not the Feeder Portfolios’.

Determination of Net Asset Value of the Master Funds

Securities of each Master Fund are valued at their NAV.  For information regarding the determination of NAV of each Master Fund, see the Master Funds’ statement of additional information which is delivered together with this SAI.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield and the total return of the Feeder Portfolios in advertisements or sales literature.  In the case of Variable Contracts, performance information for a Feeder Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Feeder Portfolio offers its shares.

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Quotations of yield for the Feeder Portfolios will be based on all investment income per share earned during a particular thirty 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period according to the following formula:

YIELD = 2 [((a-b)/cd + 1)^6 - 1]

where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a Feeder Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Feeder Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Feeder Portfolio), calculated pursuant to the following formula: P (1 + T)^(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).  Quotations of total return may also be shown for other periods.  All total return figures reflect the deduction of a proportional share of Feeder Portfolio expenses on an annual basis and assume that all dividends and distributions are reinvested when paid.

The following are the Feeder Portfolios’ average annual total returns for the periods indicated for each year ended December 31:

	1 Year	5 Years	Since Inception of Feeder Portfolios	Inception Date of Feeder Portfolios
ING American Funds Asset Allocation Portfolio(1)	N/A	N/A	N/A	N/A
ING American Funds Bond Portfolio	N/A	N/A	(0.10)%	11/12/07
ING American Funds Growth Portfolio	11.76%	N/A	13.07%	9/2/03
ING American Funds Growth-Income Portfolio	4.49%	N/A	10.01%	9/2/03
ING American Funds International Portfolio	19.41%	N/A	21.55%	9/2/03

(1) The Feeder Portfolio had not commenced operations as of the fiscal year ended December 31, 2007.

Each Feeder Portfolio may be categorized as to its market capitalization make-up (“large cap,” mid cap” or “small cap”) with regard to the market capitalization of the issuers whose securities it holds.  A Feeder Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Feeder Portfolio’s characteristics.  Some of these statistical measures include, without limitation: median or average P/E ratios, duration, and beta.  Median and average P/E ratios are measures describing the relationship between the price of a Feeder Portfolio’s various securities and their earnings per share.  Duration is a weighted-average term-to-maturity of the bond’s cash flows, the weights being present value of each cash flow as a percentage of the bond’s full price.

Beta is a historical measure of a portfolio’s market risk; a Beta of 1.10 indicates that the Feeder Portfolio’s returns tended to be 10% higher than the market return during periods in which market returns were positive.   The converse is also true:  a Beta of 0.90 indicates that the Feeder Portfolio’s returns tended to be 10% lower than the market return during periods in which market returns were negative.

Performance information for a Feeder Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Composite Stock Price Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P MidCap 400 Index, the S&P SmallCap 600

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Index, the Dow Jones Industrial Average (“DJIA”), the Goldman Sachs Internet Index, the Lehman Brothers® Government Bond Index, the Lehman Brothers® U.S. Government/Credit Bond Index, the Lehman Brothers® Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the Morgan Stanley Capital International Inc.’s (“MSCI”) Europe, Australasia, and Far East® Index, the MSCI All Country World Index™, the MSCI Emerging Markets Index™, the MSCI World Index™, the Russell Midcap® Index, the Russell Midcap® Growth Index, the Russell 1000® Index, the Russell 1000® Growth, the Russell 1000® Value, the Russell 2000® Index, the Russell 3000® Index, the Wilshire Real Estate Securities Index, or other indices that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Feeder Portfolio.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including: (i) the ranking of any Feeder Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; and (ii) the effect of tax deferred compounding on a Feeder Portfolio’s investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Feeder Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning ING Investments, CRMC, the investment adviser of the Master Funds, or affiliates of the Trust, ING Investments, or CRMC, including: (i) performance rankings of other mutual funds managed by the investment adviser, or the individuals employed by CRMC who exercise responsibility for the day-to-day management of a Feeder Portfolio or Master Fund, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by ING Investments, including information related to the selection and monitoring of investment advisers.  Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Feeder Portfolio is intended, based upon each Feeder Portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Feeder Portfolio will not take into account charges and deductions against any Separate Accounts to which the Feeder Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account.  Performance information for any Feeder Portfolio reflects only the performance of a hypothetical investment in the Feeder Portfolio during the particular time period on which the calculations are based.  Performance information should be considered in light of the Feeder Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the Feeder Portfolios, the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

Shares of the Feeder Portfolios may be offered to Separate Accounts of insurance companies as investment options under Variable Contracts.  Shares may also be offered to Qualified Plans outside the Variable Contract and to ING Investments and its affiliates in connection with the creation or management of a Feeder Portfolio.  Shares will generally not be offered to other investors.

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Each Feeder Portfolio that has commenced operations has qualified (any Feeder Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company (“RIC”) under the Code.  To qualify for that treatment, a Feeder Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, net gains from certain foreign currency transactions) (“Distribution Requirement”), and must meet several additional requirements.  These requirements include the following: (1) the Feeder Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, net income derivd from an interest in a publicly held partnership, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the Feeder Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Feeder Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Feeder Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer of two or more issuers which the Feeder Portfolio controls and which are determined to be engaged in the same or similar trades or business or related trades or business or of one or more qualified publicly held partnerships.  If each Feeder Portfolio qualifies as a RIC and distributes to its shareholders substantially all of its net income and net capital gains, then each Feeder Portfolio should have little or no income taxable to it under the Code.

Each Feeder Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder.  Each Feeder Portfolio intends to do so through its investment in the applicable Master Fund.  Specifically, each Feeder Portfolio intends, through its investment in the applicable Master Funds, to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.  These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Feeder Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer).  For purposes of section 817 (h), investments in RICs are not treated as a single investment, rather a pro rata portion of each asset of the RIC is deemed held.  All securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment.  In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

For a VLI Contract or a VA Contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.  Under current U.S. tax law, if a contract owner has excessive control over the investments made by a Separate Account or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund.  In other words, in such a case of “investor control,” the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist.  The first relates to the design of the contract or the relationship between the contract and a Separate Account or underlying fund.  For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Variable Contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.  With respect to this first aspect of investor control, we believe that the design of our contracts

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and the relationship between our contracts and the Feeder Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply.  However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions.  Under the IRS pronouncements, you may not select or control particular investments other than choosing among broad investment choices such as selecting a particular Feeder Portfolio.  You may not select or direct the purchase or sale of a particular investment of a Feeder Portfolio.  All investment decisions concerning the Feeder Portfolios must be made by the portfolio manager for such Feeder Portfolio in his/her sole and absolute discretion and not by the contract owner.  Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Feeder Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine which might further restrict your actions or features of the variable contract.  Such guidance could be applied retroactively.  If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Feeder Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities.  Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts.  You should review your variable contract’s prospectus and statement of additional information and you should consult your own tax advisor as to the possible application of the “investor control” doctrine to you.

If a Feeder Portfolio or Master Fund fails to qualify to be taxed as a RIC, the Feeder Portfolio will be subject to federal, and possibly state and corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders), and distributions to its shareholders will constitute ordinary income to the extent of such Feeder Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in such a Feeder Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  In addition, if a Feeder Portfolio or Master Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Feeder Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax.  However, the excise tax does not apply when a Feeder Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts.  To avoid the excise tax, each Feeder Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine, for income tax purposes, the character and timing of recognition of the income received in connection therewith by the Feeder Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Master Fund with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

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Foreign Investments — Master Funds  investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions.  Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%.  The investment yield of any Feeder Portfolio that invests in such Master Funds  is reduced by these foreign taxes.  Owners of Variable Contracts investing in such Feeder Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

A “passive foreign investment company” (“PFIC”)  is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  A Feeder Portfolio investing in a Master Fund holding securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of a Feeder Portfolio making such investments.  Owners of Variable Contracts investing in such Feeder Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Master Fund may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Master Fund.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Feeder Portfolios and their shareholders.  No attempt is made to present a complete explanation of the federal tax treatment of each Feeder Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

OTHER INFORMATION

Capitalization

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 per share.  The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust’s shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust.  Shares do not have preemptive rights, conversion rights or subscription rights.  In liquidation of a Feeder Portfolio of the Trust, each shareholder is entitled to receive his/her pro rata share of the net assets of that Feeder Portfolio.  All of the Feeder Portfolios discussed in this SAI are diversified under the 1940 Act.

Voting Rights

Shareholders of the Feeder Portfolios are given certain voting rights. Each share of each Feeder Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Feeder Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust.  In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.  The Trust’s shares do not have cumulative

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voting rights.  The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested, in writing, to do so by the holders of not less than 10% of the outstanding shares of the Trust.  The Trust is required to assist in shareholders’ communications.

Purchase of Shares

Shares of a Feeder Portfolio may be offered for purchase by Separate Accounts of insurance companies to serve as an investment medium for the Variable Contracts issued by the insurance companies, as permitted under the federal tax rules relating to the Feeder Portfolios serving as investment mediums for Variable Contracts.  Shares of the Feeder Portfolios are sold to insurance company separate accounts funding both VA Contracts and VLI Contracts and may be sold to insurance companies that are not affiliated.  The Trust currently does not foresee any disadvantages to Variable Contract owners or other investors arising from offering the Trust’s shares to Separate Accounts of unaffiliated insurers.  However, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts participating in the Trust might at sometime be in conflict.  The Board and insurance companies whose Separate Accounts invest in the Trust are required to monitor events in order to identify any material conflicts between VA Contract owners and VLI Contract owners and between Separate Accounts of unaffiliated insurers.  The Board will determine what action, if any, should be taken in the event of such a conflict.  If such a conflict were to occur, one or more insurance company Separate Accounts might withdraw their investment in the Trust.  This might force the Trust to sell securities at disadvantageous prices.

If you invest in a Feeder Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Feeder Portfolio’s shares.

Shares of each Feeder Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose’ Separate Account invests in the Trust.

Redemption of Shares

Shares of any Feeder Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose Separate Account invests in the Feeder Portfolio.  Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form.  The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings), or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has, by order, permitted such suspension or postponement for the protection of shareholders.  If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Feeder Portfolio to make payment wholly or partly in cash, the Feeder Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Feeder Portfolio, in lieu of cash, in conformity with applicable rules of the SEC.  If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in a Feeder Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Feeder Portfolio’s shares.

Exchanges

Shares of each Feeder Portfolio may be exchanged for shares of another Feeder Portfolio.  Exchanges are treated as a redemption of shares of one Feeder Portfolio and a purchase of shares of one or more of the other Feeder Portfolios and are effected at the respective NAVs per share of each Feeder Portfolio on the date of the exchange.  The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable Contract owners do not deal directly with the Trust with respect to the purchase, redemption,

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or exchange of shares of a Feeder Portfolio, and should refer to the prospectus for the applicable Variable Contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company Separate Accounts that invest in the Feeder Portfolios.

The Trust reserves the right to discontinue offering shares of one or more Feeder Portfolios at any time.  In the event that a Feeder Portfolio ceases offering its shares, any investments allocated by an insurance company to such Feeder Portfolio will be invested in the Liquid Asset Portfolio of the Trust or any successor to such Feeder Portfolio.

CUSTODIAN

The Bank of New York Mellon Corporation (formerly, The Bank of New York), One Wall Street, New York, New York 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for the Feeder Portfolios.

TRANSFER AGENT

DST Systems, Inc., P.O. Box 219368, Kansas City, Missouri 64121, serves as the transfer agent and dividend-paying agent to the Feeder Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 99 High Street, Boston, MA 02110, serves as the independent registered public accounting firm  to the Feeder Portfolios.  KPMG LLP provides audit and tax services, assistance, and consultation in connection with the SEC filings. For information regarding the Master Funds’ independent registered public accounting firm, please consult the Master Funds’ statement of additional information.

LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

Registration Statement

This SAI and the accompanying Prospectus do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus.  Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be obtained from the SEC upon payment of the prescribed fee or examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract, or other documents referred to, are not necessarily complete and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

Reports to Shareholders

The fiscal year of the Trust ends on December 31. Each Feeder Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

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FINANCIAL STATEMENTS

Financial statements for the fiscal year ended December 31, 2007 are included in the Feeder Portfolios’ annual shareholder report and are incorporated by reference in this SAI.  The Feeder Portfolios’ annual and semi-annual shareholder reports may be obtained without charge by writing or calling the Trust at the address or telephone number set forth on the cover of this SAI.

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ING American Funds Asset Allocation Portfolio

Financial Statements

April 23, 2008

ING American Funds Asset Allocation Portfolio

Report of Independent Registered Public Accounting Firm	52

Financial Statements
Statement of Assets and Liabilities	53
Notes to Financial Statements	54

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Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees

ING Investors Trust

We have audited the accompanying statement of assets and liabilities of ING American Funds Asset Allocation Portfolio, a series of ING Investors Trust, as of April 23, 2008.  This financial statement is the responsibility of management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of ING American Funds Asset Allocation Portfolio as of April 23, 2008, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Boston, Massachusetts

April 24, 2008

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ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

As of April 23, 2008

ASSETS:
Cash	$10
Deferred offering costs	14,000
Total assets	14,010

LIABILITIES:
Accrued offering costs	14,000
Total liabilities	14,000

NET ASSETS	$10

NET ASSET VALUE PER COMMON SHARE OUTSTANDING
($0.001 par value; 1 share of beneficial interest issued and outstanding, unlimited shares authorized)	$10

See Accompanying Notes to Financial Statements

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ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 23, 2008

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. At December 31, 2007 the Trust had sixty operational portfolios. The portfolio included in this report is ING American Funds Asset Allocation Portfolio (“Asset Allocation”). The Portfolio is a diversified series of the Trust. ING Investment Management Co. (the “Investment Adviser”) serves as the Investment Adviser to the Portfolio. The Fund’s Declaration of Trust provides that the beneficial interest in the Trust shall at all times be divided into an unlimited number of shares, with a par value $0.001 per share.

 Management of the Portfolio intends to file a registration so that shares of the Portfolio may be purchased by or on behalf of clients of wrap account programs sponsored by investment advisers or broker-dealers that have an agreement with the Investment Adviser. The Portfolio’s primary investment objectives are high total return and including income and capital gains, with a secondary objective of preservation of capital over the long-term. There can be no assurance that the Portfolio will achieve its investment objectives. The Portfolio’s investment objectives are not fundamental and may be changed without shareholder vote. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in these investment objectives.  The Portfolio operates as a “feeder fund” and seeks to achieve its investment objective by investing all its investable assets in a separate series (“Master Fund”). The Master Fund is a series of American Funds Insurance Series (“American Funds”), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Portfolio.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income or loss and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 — AGREEMENTS

The Asset Allocation Portfolio will indirectly pay Capital Research Management Company (“CMRC”) a management fee for advisory expenses at the current asset level of the Master Fund of 0.31% via its investment in the Master Fund. If the Portfolio does not invest substantially all of its assets in another investment company, pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee. The Portfolio anticipates investing substantially all of its assets in another investment company.

Pursuant to its administration agreement with the Trust, ING Funds Services, LLC (the “Administrator”) may receive an annual administration fee equal to 0.10% of average daily net assets for the Portfolio, if the Portfolio does not invest substantially all of its assets in another investment company. If the Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC does not charge an administration fee. The Portfolio anticipates investing substantially all of its assets in another investment company.

ING Investments, LLC is an indirect wholly-owned subsidiaries of ING Groep, N.V. (NYSE: ING) (“ING Groep”).  ING Groep, is one of the largest financial services organizations in the world, based

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in Amsterdam, the Netherlands.  ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The custodian for the Portfolio is The Bank of New York Mellon.  The transfer agent for the Fund is DST Systems, Incorporated.

NOTE 4 — ORGANIZATIONAL AND OFFERING EXPENSES

Costs incurred with the organization of the Portfolio are expensed as incurred.  Costs incurred with the offering of shares of the Portfolio are deferred and amortized over a period of twelve months on a straight line basis. Organizational expenses incurred of $6,000 will be paid by the investment adviser. Offering expenses are currently estimated to be $14,000.

NOTE 5 — FEDERAL INCOME TAXES

The Portfolio intends to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, among other things, intends to make the requisite distributions to its stockholders, which will relieve it from federal income or excise taxes. Therefore, no provision has been recorded for federal income or excise taxes.

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APPENDIX A:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa - judged to be the best quality; they carry the smallest degree of investment risk.  Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as “upper medium grade obligations.” Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Ba - judged to have speculative elements; their future cannot be considered as well assured.  B - generally lack characteristics of the desirable investment.  Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.  Ca - speculative in a high degree; often in default.  C - lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories.  The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from S&P description of its bond ratings:

AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.  A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.  BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment.  BB, B, CCC, CC, and C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories.  The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG.  Such ratings recognize the differences between short-term credit and long-term risk.  Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

A-1

DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months.  Moody’s makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.  The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

AAA: Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, and CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI: The “CI” rating is reserved for income bonds on which no interest is being paid.

D: Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND
SHORT-TERM DEMAND OBLIGATIONS:

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest.  Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

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DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days.  The two rating categories for securities in which the Trust may invest are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

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ING FUNDS

APPENDIX B:  PROXY VOTING PROCEDURES AND GUIDELINES

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ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  March 27, 2008

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.            COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee

 (1)          Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance  Committee with respect to any other Fund.

 (2)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.           DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to  recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

 (1)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.           APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.            VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any

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research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.   Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.   Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

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Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.   Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.   Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish

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whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.           CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.         REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website.  No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

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EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE DEVELOPMENT EQUITY FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTMENT FUNDS, INC.

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP NATURAL RESOURCES TRUST

 (1)          Sub-Adviser-Voted Series:  ING Franklin Mutual Shares Portfolio

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EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES, LLC

PROXY VOTING PROCEDURES

I.              INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

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II.            ROLES AND RESPONSIBILITIES

A.            Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.            Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to

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call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.            Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable,

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(2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use

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best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.           VOTING PROCEDURES

A.            In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in

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this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.   Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.   Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

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4.   The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.           ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.            Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.            Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

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In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.            REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

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APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Effective as of January 1, 2008

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EXHIBIT 3

to the

ING Funds
Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.             INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.            GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

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It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.             The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely

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independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD support from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

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If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees when (1) the issue relevant to the majority negative vote has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD support from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

DO NOT WITHHOLD support from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Generally:

(1)       Where applicable and except as otherwise provided for herein, DO NOT WITHHOLD support from nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)       In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees.

(3)       If the Agent recommends withholding support from nominees in connection with executive compensation or perquisites related to retention or recruitment, including severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure.

(4)       If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(5)       If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)       Generally, vote FOR independent outside director nominees serving on the audit committee.

(2)       Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support from nominees serving on the audit committee who did not serve

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on that committee during the majority of the time period relevant to the concerns cited by the Agent.

(3)       If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis.

(4)       If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)       WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)       WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)       Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)       Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)       When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment

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Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary

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obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)       The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)       Only if the director’s legal expenses would be covered.

2.             Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.             Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

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4.             Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

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5.             Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

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Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.             Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•      In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•      If the dissidents agree, the policy remains in place.

•      If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

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Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis, with voting decisions determined based on the Agent’s criteria, considering whether the related proposal received the requisite support for approval and was adopted for the benefit of the company and its shareholders.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

7.         Capital Structure

Analyze on a CASE-BY-CASE basis.

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Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•      Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•      Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•      Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•      Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

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Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if the Agent otherwise supports management’s rationale.

Preferred Stock

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

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Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation as assessed by the Agent.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.         Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•      Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•      Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE.

•      Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•      Generally, vote AGAINST plans administered by potential grant recipients.

•      Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for plan changes assessed as material by the Agent, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•      Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the

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Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE.

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

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Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change-in-control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

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Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.

9.         State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.       Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

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Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.       Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, consider proposals to change a fund’s fundamental investment objective to nonfundamental on a CASE-BY-CASE basis.

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Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally

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be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.          Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•      the opening of the shareholder meeting

•      that the meeting has been convened under local regulatory requirements

•      the presence of quorum

•      the agenda for the shareholder meeting

•      the election of the chair of the meeting

•      the appointment of shareholders to co-sign the minutes of the meeting

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•      regulatory filings (e.g., to effect approved share issuances)

•      the designation of inspector or shareholder representative(s) of minutes of meeting

•      the designation of two shareholders to approve and sign minutes of meeting

•      the allowance of questions

•      the publication of minutes

•      the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

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DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•      bundled slates of nominees (e.g., France, Hong Kong or Spain);

•      simultaneous reappointment of retiring directors (e.g., South Africa);

•      in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•      nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

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Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•      the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•      culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•      the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.  The same policy shall be applied regarding attendance by statutory auditors of Japanese companies.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

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Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.  Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure) and there is no evidence of abuse.  For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to

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preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•      exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•      provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting Agent’s standards (e.g., France);

•      are administered with discretion by potential grant recipients;

•      provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•      permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•      for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•      provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device;

•      provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•      permit post-employment vesting if deemed inappropriate by the Agent;

•      allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•      provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if the company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation.  Unless otherwise provided for herein, market practice of the primary country in which a company does

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business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:

(1)   practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)   retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)   equity award valuation triggering a negative recommendation from the Agent; or

(4)   provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.  Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital as well as market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter

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relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows:

•      Generally, vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•      Vote FOR specific proposals to increase authorized capital, unless:

•      the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•      the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•      Vote AGAINST proposals to adopt unlimited capital authorizations.

•      The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•      Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•      Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•      Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case

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of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.  For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s standards.  In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Allocation of Income and Dividends

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes.  In the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s).

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing

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level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•      it is editorial in nature;

•      shareholder rights are protected;

•      there is negligible or positive impact on shareholder value;

•      management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•      it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

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•      the company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•      it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•      it reduces relevant disclosure to shareholders;

•      it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•      it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

•      it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•      Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•      Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•      If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•      Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

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ING INVESTORS TRUST

7337 East Doubletree Ranch Road

Scottsdale, Arizona  85258

800-366-0066

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2008

ING Focus 5 Portfolio

Adviser Class, Institutional Class and Service Class

This Statement of Additional Information (“SAI”) relates to ING Focus 5 Portfolio (the “Portfolio”), a series of ING Investors Trust (“Trust”).  A prospectus or prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the Portfolio, each dated April 28, 2008, which provide the basic information you should know before investing in the Portfolio, may be obtained without charge from the Portfolio or the Portfolio’s principal underwriter, ING Funds Distributor, LLC (“ING Funds Distributor” or the “Distributor”) at the address written above.  This SAI is not a prospectus, but is incorporated herein by reference and should be read in conjunction with the Prospectuses each dated April 28, 2008, which have been filed with the U.S. Securities and Exchange Commission (“SEC”).  Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto.  Copies of the Portfolio’s Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.  The Portfolio’s financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2007 are incorporated herein by reference.

Shares of the Portfolio are sold to insurance company separate accounts, so that the Portfolio may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”).  The Portfolio also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any investment adviser to the Portfolio as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolio.  Shares of the Portfolio are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”) as well as non-affiliated insurance companies. Shares of the Portfolio also may be made available to affiliated investment companies under fund-of-funds arrangements, consistent with Section 12(d)(1)(G) of the Investment Company Act of 1940 (“1940 Act”). For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

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INTRODUCTION	3
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES	4
INVESTMENT RESTRICTIONS	43
FUNDAMENTAL INVESTMENT RESTRICTIONS	43
MANAGEMENT OF THE TRUST	44
COMPENSATION OF TRUSTEES	55
INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES	57
ADVISER	58
ADVISORY FEES	59
SUB-ADVISER	59
SUB-ADVISORY FEES	59
OTHER INFORMATION ABOUT PORTFOLIO MANAGERS	60
EXPENSE LIMITATION AGREEMENT	61
ADMINISTRATOR	62
DISTRIBUTION OF TRUST SHARES	62
SHAREHOLDER SERVICE AND DISTRIBUTION PLAN FOR ADV CLASS SHARES:	63
CODE OF ETHICS	65
DISCLOSURE OF THE PORTFOLIO’S PORTFOLIO SECURITIES	65
PROXY VOTING PROCEDURES	66
PORTFOLIO TRANSACTIONS	66
PORTFOLIO TURNOVER	71
NET ASSET VALUE	71
PERFORMANCE INFORMATION	73
TAXES	74
CAPITALIZATION	76
VOTING RIGHTS	76
PURCHASE OF SHARES	77
REDEMPTION OF SHARES	77
EXCHANGES	78
CUSTODIAN	78
TRANSFER AGENT	78
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	78
LEGAL COUNSEL	78
REGISTRATION STATEMENT	78
FINANCIAL STATEMENTS	78
APPENDIX A: DESCRIPTION OF BOND RATINGS	A-1
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES	B-1

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INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser Class (“ADV Class”), Institutional Class (“Class I”) and Service Class (“Class S”) shares of the Portfolio, including the discussion of certain securities and investment techniques.  The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolio’s securities and some investment techniques.  Some of the Portfolio’s investment techniques are described only in the Prospectuses and are not repeated herein.  Unless otherwise noted, the Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses that the investment adviser, Directed Services LLC (“DSL” or “Adviser”) or the sub-adviser, ING Investment Management Co. (“ING IM” or “Sub-Adviser”) reasonably believes is compatible with the investment objective and policies of the Portfolio.  Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses.  Terms not defined herein have the meanings given to them in the Prospectuses.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 66 investment portfolios.  The Trust is authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. This SAI pertains to ING Focus 5 Portfolio.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust.  On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

The Portfolio is classified as a “diversified” fund within the meaning of that term under the 1940 Act.  The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer.

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DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

FIXED-INCOME INVESTMENTS

Agency Mortgage Securities

The Portfolio may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises.  There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Asset-Backed Securities

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Portfolio’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.  In the case of privately-issued mortgage-related and asset-backed securities, the Portfolio takes the position that such instruments do not represent interests in any particular industry or group of industries.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts.  If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities can also include collateralized putable notes (“CPNs”).  CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty.  CPN are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

Banking Industry and Savings Industry Obligations

The Portfolio may invest in: (1) certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and in; (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations (“S&Ls”).  The Portfolio may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and the

4

Portfolio also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated.  See the “Foreign Investments” discussion in this SAI for further information regarding risks attending investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.  Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation.  There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits.  The Portfolio will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Brady Bonds

“Brady Bonds” are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative.  Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds.  Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation’s reserves.  Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest.  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative.  Brady Bonds acquired by the Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Portfolio.

Collateralized Debt Obligations

The Portfolio may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in

5

the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk),  CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”)

A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z.  The portfolio A, B, and C Bonds all bear current interest.  Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

Commercial Mortgage-Backed Securities

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities.  Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans.  These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or-asset backed securities.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of

6

commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

The Portfolio may invest in commercial paper (including variable rate master demand notes and extendable commercial notes (“ECN”), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations.  Unless otherwise indicated in the investment policies for the Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by Standard & Poor’s; (ii) if not rated by either Moody’s or Standard & Poor’s, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or Standard & Poor’s; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which the Portfolio may invest.

Variable rate master demand notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower.  These notes permit daily changes in the amounts borrowed.  The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty.  Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded.  However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.  In connection with master demand note arrangements, the Sub-Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand.  The Sub-Adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit.  These notes generally are not rated by Moody’s or Standard & Poor’s; the Portfolio may invest in them only if the Sub-Adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest.  Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Sub-Adviser has reason to believe that the borrower could not make immediate repayment upon demand.  See Appendix A for a description of Moody’s and Standard & Poor’s ratings applicable to commercial paper.  For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (“1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Board of Directors/Trustees (“Board”) shall not be considered to be restricted.

Corporate Debt Securities

The Portfolio may invest in corporate debt securities, as stated in the Portfolio’s investment objective and policies in the Prospectuses or in this SAI. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.  The Portfolio may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor’s Rating Corporation (“Standard & Poor’s” or “S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”), or, if not rated by S&P or Moody’s, of equivalent quality as determined by the Sub-Adviser.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally.  There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics.  A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB- or Baa3, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time.  The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels.  However, the Portfolio will not accrue any income on these securities prior to delivery.

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The Portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or liquid assets equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s or Standard & Poor’s do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolio’s Sub-Adviser.

Credit-Linked Notes

The Portfolio may invest in credit-linked notes (“CLNs” or “CLN”) which are generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for any Portfolio in accordance to the Portfolio’s investment objective. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Portfolio cannot assure that it can implement a successful strategy regarding this type of investments.

Custodial Receipts and Trust Certificates

The Portfolio may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities.  These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATs”).

The Portfolio may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts.  The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds.  In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond.  Custodial receipts are sold in private placements.  The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

The custodial receipts and trust certificates in which the Portfolio may invest may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt the Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers.  Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in

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recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Portfolio may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.  The Portfolio may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Portfolio will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio’s limitation on illiquid investments.  Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio’s investment restriction relating to the lending of funds or assets.

Eurodollar and Yankee Dollar Instruments

The Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See “Foreign Investments.”

Event-Linked Bonds

“Event-linked bonds” are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.”  If a trigger event occurs, the Portfolio may lose a portion or all of its principal invested in the bond.  Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  Event-linked bonds may also expose the Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.

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Floating or Variable Rate Securities

Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.).  Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.  The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value.  In many cases, the demand feature can be exercised at any time on 7 days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year.  Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

FNMA and FHLMC Mortgage-Backed Obligations

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC.  FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans.  FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government.  FNMA also issues Real Estate Mortgage Conduit (“REMIC”) certificates, which represent an interest in a trust funded with FNMA certificates. REMIC certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

FNMA is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.  FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers.  FHLMC, a corporate instrumentality of the United States, was created by the United Stated Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  Its stock is owned by the twelve Federal Home Loan banks.  FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default.  PCs are not backed by the full faith and credit of the U.S. government.  As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Foreign Mortgage-Related Securities

The Portfolio may invest in foreign-related mortgage securities.  Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

GNMA Certificates

GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development.  GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

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Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a periodic payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.  Mortgage-backed securities issued by GNMA are described as “modified pass-through” securities.  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.  The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary.  Other mortgage-backed securities, such as those of the FHLMC and the FNMA, trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.  Early repayments of principal on the underlying mortgages may expose the Portfolio to a lower rate of return upon reinvestment of principal.  Prepayment rates vary widely and may be affected by changes in market interest rates.  In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

Guaranteed Investment Contracts

The Portfolio may invest in guaranteed investment contracts (“GICs”) which are issued by insurance companies. Pursuant to such contracts, the Portfolio makes cash contributions to a deposit portfolio of the insurance company’s general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit Portfolio. In addition, because the Portfolio may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by the Portfolio which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

High-Yield Bonds

“High-Yield Bonds” (commonly referred to as “junk bonds”), are bonds rated lower than Baa3 by Moody’s or BBB- by Standard & Poor’s, or, if not rated by Moody’s or Standard & Poor’s, of equivalent quality.  In general, high-yield bonds are not considered to be investment grade and investors should consider the risks associated with high-yield bonds before investing in the Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities.  High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high-yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high-yield market.  Analysis of the creditworthiness of issuers of debt securities, and the ability of the Portfolio to achieve its investment objective may, to the extent of investment in high-yield bonds, be more

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dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds.  The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery.  In the case of high-yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds.  Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell a high- yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio’s shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.  When secondary markets for high-yield bonds are less liquid than the market for higher-grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

Industrial Development and Pollution Control Bonds

The Portfolio may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer.  They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control.  Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Loan Participations

The Portfolio may purchase participations in commercial loans.  Such indebtedness may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Portfolio may participate in such syndications, or

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can buy part of a loan, becoming a part lender.  The participation interests in which, the Portfolio intends to invest may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Portfolio assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.  Unless, under the terms of a loan or other indebtedness the Portfolio has direct recourse against a borrower, the Portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower.  In the event that an agent bank or financial intermediary becomes insolvent, the Portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected.  If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower’s obligation or that the collateral can be liquidated.  If the Portfolio invests in loan participations with poor credit quality, the Portfolio bears a substantial risk of losing the entire amount invested.  Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to the Portfolio.  For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  The valuation of illiquid indebtedness involves a greater degree of judgment in determining the Portfolio’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio’s daily share price.

Mortgage-Backed Securities

The Portfolio may invest only in those mortgage-backed securities that meet their credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans secured by real property.  See, “U.S. Government Securities.”

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.  The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.  Under certain interest rate and prepayment scenarios, the Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.  Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate.  In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities.  Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Some of these mortgage-related securities may have exposure to sub prime loans or sub prime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to sub prime loans or mortgages.  Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency.  These instruments may not be liquid.

Municipal Lease Obligations

Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities.  Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation.  The Portfolio may also purchase “certificates of participation,”

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which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year.  Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

The Portfolio will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria:  (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the Adviser or Sub-Adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Municipal Securities

The Portfolio may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities.  Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Participation on Creditors Committees

The Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio.  Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Portfolio’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.  Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors.  The Portfolio will participate on such committees only when the Sub-Adviser believes that such participation is necessary or desirable to enforce the Portfolio’s rights as a creditor or to protect the value of securities held by the Portfolio.

Privately-Issued Mortgage-Backed Securities

Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions).  These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.  Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time.  Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

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Savings Association Obligations

The Portfolio may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or S&Ls that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Stripped Mortgage-Backed Securities

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Portfolio’s limitations on investment in illiquid securities.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities that the Portfolio may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

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Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.  The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the Trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The Sub-Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Sub-Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines.  The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Sub-Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Sub-Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable

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certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Trust-Preferred Securities

Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and are treated by the Portfolio as debt investment.  Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company.  The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets.  The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors.  The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution.  The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt.  The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities.  The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution’s common stock.  Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated.  The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust.  In this pooled offering, a separate trust is created.  This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions.  Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Adviser or Sub-Adviser will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than issuing the trust-preferred securities.  If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.

U.S. Government Securities

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities.  Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury.  Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury

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(such as Government National Mortgage Association certificates, described in the section on “Mortgage-Backed Securities,” and Federal Housing Administration debentures).  In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality.  Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full.  They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury.  However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality.  These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.  While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  The Portfolio will invest in securities of such agencies or instrumentalities only when the Adviser or Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

The Portfolio may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

Zero-Coupon and Pay-in-Kind Bonds

Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy the Portfolio’s distribution obligations.

EQUITY INVESTMENTS

Common Stock and Other Equity Securities

Common stocks represent an equity (ownership) interest in a corporation.  This ownership interest generally gives the Portfolio the right to vote on measures affecting the company’s organization and operations.

The Portfolio may also buy securities such as convertible debt, preferred stock, warrants or other securities

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exchangeable for shares of common stock.  In selecting equity investments for the Portfolio, the Sub-Adviser will generally invest the Portfolio’s assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  By investing in convertible securities, the Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

The Portfolio may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, the Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions.  Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s or “A” or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Derivatives

The Portfolio may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

The Portfolio’s transactions in derivative instruments may include:

•                                          the purchase and writing of options on securities (including index options) and options on foreign currencies;

•                                          the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed-income securities; and

•                                          entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the Sub-Adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes the Portfolio to additional investment risks and transaction costs. If the Sub-Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include:  adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. The Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments.  The loss from investing in derivative instruments is potentially unlimited.

The Portfolio may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings.  Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Sub-Adviser’s judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with the Portfolio’s investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio’s volatility.  In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

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Eurodollar Convertible Securities

The Portfolio may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The Portfolio may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by American Depositary Receipts listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolio may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by American Depositary Receipts listed, on such exchanges.

Futures Contracts and Options on Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place.  Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date.  Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date.  Where the Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss.  Where the Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

Gold Futures Contracts

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price.  When the Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when the Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price.  The Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion.  The Portfolio will not engage in these contracts for speculation or for achieving leverage.  The Portfolio’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Interest Rate Futures Contracts

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

The Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities.  As a hedging strategy the Portfolio might employ, the Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields.  Such a purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which the Portfolio intends to purchase in the future.  A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

The Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold.  While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

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Investment in Gold and Other Precious Metals

The Portfolio may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals.  In order to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986 (“Code”), the Portfolio  intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by the Portfolio will be delivered to and stored with a qualified custodian bank.  Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors.  Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia.  Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Limitations

When purchasing a futures contract, the Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract.  When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by the Portfolio.  A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, the Portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

The Portfolio will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the Portfolio’s total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (c) if, as a result, the Portfolio’s total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (d) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio’s total assets.  These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

Options on Futures Contracts

A futures option gives the Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option.  Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position.  In the case of a put option, the converse is true.  A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Portfolio.

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The Portfolio may use options on futures contracts in connection with hedging strategies.  Generally these strategies would be employed under the same market conditions in which the Portfolio would use put and call options on debt securities, as described hereafter in “Options on Securities and Securities Indices.”

Preferred Stock

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Stock Index Futures Contracts

A “stock index” assigns relative values to the common stock included in an index (for example, the Standard & Poor’s 500® Composite Stock Price Index (S&P 500® Index”) or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks.  A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of the Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion.  Stock index futures contracts might also be sold:

(1)                                 when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

(a)           forego possible price appreciation,

(b)           create a situation in which the securities would be difficult to repurchase, or

(c)           create substantial brokerage commissions;

(2)                                 when a liquidation of the Portfolio has commenced or is contemplated, but there is, in the Sub-Adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

(3)                                 to close out stock index futures purchase transactions.

Where the Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested.  Stock index futures might also be purchased:

(1)                                 if the Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Sub-Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the Portfolio; or

(2)                                 to close out stock index futures sales transactions.

The Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section.  For example, the Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio’s securities or the price of the securities, which the Portfolio intends to purchase.  The Portfolio’s hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates.  Although other techniques could be used to reduce that Portfolio’s exposure to interest rate fluctuations, the Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.  See this SAI for a discussion of

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other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by the Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities (“initial margin”).  The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied.  Each investing Portfolio expects to earn interest income on its initial margin deposits.

A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” The payment or receipt of the variation margin does not represent a borrowing or loan by the Portfolio but is settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will mark-to-market its open futures positions.

The Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes.  Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month).  If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss.  The transaction costs must also be included in these calculations.

Warrants

The Portfolio may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.  Warrants are sometimes sold in unit form with other qualification as a regulated investment company (“RIC”).  The result of a hedging program cannot be foreseen and may cause the Portfolio to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  They pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

OPTIONS ON SECURITIES AND SECURITIES INDICES

Credit Default Swaps

The Portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt

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securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk – that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

Dollar Roll Transactions

The Portfolio may enter into dollar rolls or “covered rolls” in which the Portfolio sells securities (usually mortgage-backed securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date.  The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period.  During the roll period, the Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period.  The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction.  As used herein the term “dollar roll” refers to dollar rolls that are not “covered rolls.”  At the end of the roll commitment period, the Portfolio may or may not take delivery of the securities the Portfolio has contracted to purchase.

The Portfolio’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Portfolio.  “Covered rolls” are not subject to these segregation requirements. Dollar roll transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Portfolio.

General

The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Portfolio is recorded as an asset of the Portfolio and subsequently adjusted. The premium received for an option written by the Portfolio is included in the Portfolio’s assets and an equal amount is included in its liabilities.  The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates.  The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

Risks Associated With Futures and Futures Options

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While the Portfolio’s transactions in futures may protect the Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Portfolio and the hedging vehicle so that the Portfolio’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or

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unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures contract or a futures option position.  Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

The Portfolio will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists.  Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the Commodity Futures Trading Commission (“CFTC”) and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on U.S. futures exchanges.  The Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

Hybrid Instruments

Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (“Hybrid Instruments”).  Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”).  Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, the Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level.  Furthermore, the Portfolio could

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limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs.  Of course, there is no guarantee that the strategy will be successful, and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies.  Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark.  The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked.  Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument.  Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument.  Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the Portfolio’s needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.  In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio.  Accordingly, the Portfolio will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that the Portfolio’s investment in Hybrid Instruments will account for more than 10% of the Portfolio’s return (positive or negative).

Indexed Securities

Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer

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higher yields than U.S. dollar-denominated securities.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Lease Obligation Bonds

Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to the Portfolio’s limit on illiquid securities.

Options on Securities Indices

The Portfolio may purchase or sell call and put options on securities indices for the same purposes as it purchases or sells options on securities.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.  When such options are written, the Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Portfolio must purchase a like option of greater value that will expire no earlier than the option sold.  Purchased options may not enable the Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of the Portfolio’s securities.  Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

Over-the-Counter Options

The Portfolio may write or purchase options in privately negotiated domestic or foreign transactions (“OTC Options”), as well as exchange-traded or “listed” options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Portfolio may be considered an Illiquid Security.  In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the SEC has taken the position that purchased OTC Options and assets used to cover written OTC Options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Portfolio’s assets (the “SEC illiquidity ceiling”).  OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while the Portfolio relies on the party from whom it purchases an OTC Option to perform if the Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, the Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

Purchasing Options on Securities

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or

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to the seller (“writer”) of the option at a designated price during the term of the option.  The Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value.  Securities are considered related if their price movements generally correlate to one another.  For example, the purchase of put options on debt securities held by the Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security.  In addition, the Portfolio would continue to receive interest income on such security.

The Portfolio may purchase call options on securities to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.  The Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

The Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities (“LEAPS”) and Buy Write Option Unitary Derivatives (“BOUNDs”).  LEAPS provide the holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed-dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities’ capital appreciation up to a fixed-dollar amount.

Risks of Options Transactions

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Portfolio may be unable to close out a position. If the Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by the Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in the Portfolio’s net asset value being more sensitive to changes in the value of the underlying securities.

Structured Securities

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio’s investment. Structured securities may be

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positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions.  Whether the Portfolio’s use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying the Portfolio’s investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Portfolio at market value.  In the case of a credit default swap sold by the Portfolio (i.e., where the Portfolio is selling credit default protection), however, the Portfolio will generally value the swap at its notional amount.  The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns.  Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio’s other assets.  Although the Portfolio could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if the Sub-Adviser deems it appropriate to do so.  The Portfolio may realize short-term profits or losses upon such sales.

Writing Covered Call and Secured Put Options

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, the Portfolio may write covered call options.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.  During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction.  Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

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In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, the Portfolio may write secured put options.  During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

The Portfolio may write a call or put option only if the option is “covered” or “secured” by the Portfolio holding a position in the underlying securities.  This means that so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call.  Alternatively, the Portfolio may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option.  A put is secured if the Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price.  The Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities.  Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

FOREIGN INVESTMENTS

Currency Management

The Portfolio’s flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolio to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When the Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying the Portfolio’s investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the Portfolio’s securities are denominated will generally lower the net asset value of the Portfolio. The Sub-Adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to the Portfolio.

Depositary Receipts

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States.  Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Depositary receipts also involve the risks of other investments in foreign securities.

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Equity and Debt Securities Issued or Guaranteed by Supranational Organizations

The Portfolio may invest assets in equity and/or debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Exchange Rate-Related Securities

The Portfolio may invest in securities that are indexed to certain specific foreign currency exchange rates.  The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security.  The Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.  The staff of the SEC is currently considering whether a mutual fund’s purchase of this type of security would result in the issuance of a “senior security” within the meaning of the 1940 Act.  The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

Investment in exchange rate-related securities entails certain risks.  There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked.  In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets.  Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

Foreign Currency Transactions

Since the Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, the Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.  The Portfolio may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Foreign Securities

The Portfolio may invest in equity securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other securities representing interests in securities of foreign companies (collectively, “Depositary Receipts”) that are described below. The Portfolio may invest in foreign branches of commercial banks and foreign banks. See the “Banking Industry and Savings Industry Obligations” discussion in this SAI for further description of these securities.

The Portfolio may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.  The Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities

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of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  Since the Portfolio may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets.  Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.  There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States.  The Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.  In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  A number of emerging market countries restrict, to varying degrees, foreign investment in securities.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries.  A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Portfolio.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.  There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause the Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of the portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that the Portfolio’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Forward Currency Contracts

The Portfolio may enter into forward currency contracts in anticipation of changes in currency exchange rates. A

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forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

The Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates.  The Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar.  Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Portfolio may enter into forward foreign currency contracts in two circumstances.  When the Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to “lock in” the U.S. dollar price of the security.  By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio’s securities denominated in or exposed to such foreign currency.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

The Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio’s securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets.  At the maturity of a forward contract, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract.  Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts are not traded on regulated commodities exchanges.  There can be no assurance that a liquid market will exist when the Portfolio seeks to close out a forward currency position, and in such an event, the Portfolio might not be able to effect a closing purchase transaction at any particular time.  In addition, the Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction.  The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and

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attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

Options on Foreign Currencies

A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

The Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.

In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a “surrogate” currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies.  A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency’s exchange rate movements parallel that of the primary currency.  Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

The Portfolio uses foreign currency options separately or in combination to control currency volatility.  Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or “strike”) prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolio to reduce foreign currency risk using such options.

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received.  The Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio’s position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

Sovereign Debt

The Portfolio may invest in sovereign debt securities issued by governments of foreign countries.  The sovereign debt in which the Portfolio may invest may be rated below investment grade.  These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt.  A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt.  Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Portfolio or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which the Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities.  The Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market

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for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any.  Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which the Portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements.  Further, in the event of a default by a governmental entity, the Portfolio may have few or no effective legal remedies for collecting on such debt.

OTHER INVESTMENT PRACTICES AND RISKS

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Portfolio’s net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio’s shares. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse repurchase agreements will be included as borrowing.  Securities purchased on a when-issued or delayed delivery basis will not be subject to the Portfolio’s borrowing limitations to the extent that the Portfolio establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Portfolio’s obligations under the when-issued or delayed delivery arrangement.

Exchange-Traded Funds (“ETFs”)

An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment.  ETFs are passively managed and traded similar to a publicly traded company.  Similarly, the risks and costs are similar to that of a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  Because ETFs trade on an exchange, they may not trade at net asset value.  Sometimes, the prices of ETFs may vary significantly from the net asset value of the ETF’s underlying indices.  Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash.  Additionally, when the Portfolio invests in ETFs, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

Foreign Currency Warrants

Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or the Euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

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Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The IPO price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Hard Asset Securities

The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets.  In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset.  In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are trust-issued receipts that represent the Portfolio’s beneficial ownership of a specific group of stocks.  HOLDRs involve risks similar to the risks of investing in common stock.  For example, the Portfolio’s investments will decline in value if the underlying stocks decline in value.  Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when the Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of the Portfolio’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolio to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Portfolio could realize upon disposition.  Because of the nature of these securities, a considerable period of time may elapse between the Portfolio’s decision to dispose of these securities and the time when the Portfolio is able to dispose of them, during which time the value of the securities could decline.  Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.

Initial Public Offerings (“IPOs”)

The Portfolio may, consistent with its investment policies, invest in IPOs.  IPOs occur when a company first offers its

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securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolio’s Adviser or Sub-Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolio. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolio’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Portfolio’s performance when the Portfolio’s asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolio’s returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolio’s assets as it increases in size and, therefore, have a more limited effect on the Portfolio’s performance.

There can be no assurance that IPOs will continue to be available for the Portfolio to purchase. The number or quality of IPOs available for purchase by the Portfolio may vary, decrease or entirely disappear. In some cases, the Portfolio may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolio to realize a profit.

Internet and Internet-Related Companies

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development.  As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies.  Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful.  In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries,  Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies.  Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses.  Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

Risk Considerations Regarding the Internet Industry - Investors should carefully consider the risks of companies in the Internet industry and related industries when making an investment decision. The value of the Portfolio’s shares will fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which IPOs occurred between 1999 and 2001 recently have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of firm and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business,

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results of operations and financial condition.

iShares MSCI Index Shares

The Portfolio may also invest in iShares MSCI Index Shares (“iShares”) (formerly known as World Equity Benchmark Shares (“WEBS”). WEBS were a form of exchange-traded fund traded on the AMEX.  They were re-named iShares MSCI Index Shares on March 15, 2000.  iShares track the performance of several international equity indices.  Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index.  The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset value of their underlying indices and supply and demand of iShares on the AMEX.  To date, iShares have traded at relatively modest discounts and premiums to their net asset values.  However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Portfolio’s shares could also be substantially and adversely affected.  If such disruptions were to occur, the Portfolio could be required to reconsider the use of iShares as part of its investment strategy.  (See “Exchange Traded Funds”).

Lending Portfolio Securities

For the purpose of realizing additional income, the Portfolio may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply).  Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio’s investment program.  While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.  The Portfolio has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets.  The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote.  The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.  Loans will not be made unless, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk.

Other Investment Companies

The Portfolio may invest in shares issued by other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder.

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them.  Examples include face-amount certificate companies, unit investment trusts and management companies.  When the Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies’ fees and expenses.

Performance Indexed Paper

Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

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Principal Exchange Rate Linked Securities

Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code.  The Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Risks Associated with the Real Estate Industry

Although the Portfolio does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

•              possible declines in the value of real estate;

•              adverse general or local economic conditions;

•              possible lack of availability of mortgage funds;

•              overbuilding;

•              extended vacancies of properties;

•              increases in competition, property taxes and operating expenses;

•              changes in zoning or applicable tax law;

•              costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

•              casualty or condemnation losses;

•              uninsured damages from floods, earthquakes or other natural disasters;

•              limitations on and variations in rents; and

•              unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended.  REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act.  Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

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Repurchase Agreements

The Portfolio may invest in repurchase agreements.  The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security.  This results in a fixed rate of return protected from market fluctuations during the period of the agreement.  This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The Sub-Adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio.  The Sub-Adviser, in accordance with procedures established by the Board, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

The Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board which include monitoring the creditworthiness of the parties with which the Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

The Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed the Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, the Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline.  The Portfolio also might incur disposition costs in connection with liquidating the securities.

Restricted Securities

The Portfolio may also purchase securities that are not registered under the 1933 Act (“restricted securities”), including those that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act (“Rule 144A securities”). The Board, based upon information and recommendations provided by the Sub-Adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board has adopted guidelines and has delegated to the Sub-Adviser the daily function of determining and monitoring the liquidity of Rule 144A securities.  The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations.  This investment practice could have the effect of decreasing the level of liquidity in the Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio.  Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolio may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolio’s inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of Qualified Institutional Buyers (“QIBs”).  Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s).  Once the issuer registers the security, it can be traded freely without any legal constrains.  Other Rule 144A securities do not have registration rights attached when first issued.  As such, these securities can only be bought from and sold to QIBs.  Nonetheless, a small market exists for trading Rule 144A securities.  The Portfolio may not be able to sell these securities when the Sub-Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price.  The Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.  The Portfolio typically will segregate assets determined to be liquid by the Sub-Adviser to cover its obligations under

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reverse repurchase agreements.  Under the 1940 Act, reverse repurchase agreements for which assets are not segregated are described above and may be considered to be borrowings by the seller; accordingly, the Portfolio will limit its investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio.  See “Borrowing” for further information on these limits.  The use of reverse repurchase agreements by the Portfolio creates leverage, which increases the Portfolio’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

Risk Arbitrage Securities and Distressed Companies

A merger, tender or exchange offer, or other corporate restructuring proposed at the time a portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Short Sales

A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price.  The Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Sub-Adviser believes that a decline in the price of a particular security or group of securities is likely.

The Portfolio’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker.  The Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box

A short sale “against the box” is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security.  The Portfolio would enter into such a transaction to defer a gain or loss for federal income tax purposes on the security owned by the Portfolio.  Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

Small Companies

The Portfolio may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability of the Portfolio to dispose of such securities may be greatly limited, and the Portfolio may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold the security.  It is possible that the Sub-Adviser or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Portfolio which it manages.

Special Situations Companies

A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a

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development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Standard & Poor’s Depositary Receipts

The Portfolio may, consistent with its investment policies, purchase Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Index.  The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs.  The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Index.

Strategic Transactions

Subject to the investment limitations and restrictions for the Portfolio as stated elsewhere in this SAI, the Portfolio may, but is not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns.  Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for the Portfolio, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC.  Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions.  The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Sub-Adviser’s ability to predict, which cannot be assured, pertinent market movements.  The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

Temporary Defensive Investments

For temporary and defensive purposes, the Portfolio may invest up to 100% of its total assets in investment grade fixed-income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements.  Under normal circumstances, the Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectuses and this SAI will apply at the time of investment.  The Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

Unseasoned Companies

The Portfolio may invest in companies (including predecessors) which have been in operation for less than three years.

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The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of the Portfolio’s outstanding voting securities of that Portfolio, defined by the 1940 Act as the lesser of: (1) 67% or more of the Portfolio’s voting securities present at a shareholders’ meeting if the holders of more than 50% of that Portfolio’s outstanding voting securities are present or by proxy, or (2) more than 50% of that Portfolio’s outstanding voting securities. The investment objective and all other investment policies or practices of the Portfolio are considered by the Trust to be non-fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from the Portfolio.

The Portfolio may not:

1.                                       purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.                                       purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.                                       borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.                                       make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.                                       underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.                                       purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.                                       issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.                                       purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or

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from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).  Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Trust’s Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust.  The Board governs the Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.  As of April 28, 2008, the Trustees are Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Robert Crispin, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Shaun Mathews, Sheryl K. Pressler, and Roger B. Vincent.  The Executive Officers of the Trust are Shaun P. Mathews, Michael J. Roland, Stanley D. Vyner, Joseph M. O’Donnell, Todd Modic, Kimberly A. Anderson, Robert Terris, William Evans, Robyn L. Ichilov, Lauren D. Bensinger, Maria M. Anderson, Denise Lewis, Kimberly K. Palmer, Mary Bea Wilkinson, Susan P. Kinens, Huey P. Falgout, Jr., and Theresa K. Kelety.

Set forth in the table on the following page is information about each Trustee of the Trust.

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Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Trustee (2)	Other Directorships Held by Trustee
Independent Trustees

Colleen D. Baldwin(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Trustee	November 2007 - Present	Consultant (January 2005 to Present). Chief Operating Officer, Ivy Asset Management Group (April 2002 – October 2004). Chief Operating Officer, AIG Global Investment Group (May 1995 – January 2002).	184	None.

John V. Boyer(4) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Trustee	January 2005 – Present	Consultant (July 2007 – Present). Formerly, President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – July 2007), and Executive Director, The Mark Twain House & Museum (September 1989 – November 2005).	184	President, Bechtler Arts Foundation (March 2008 - Present).

Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	January 2006 – Present	Consultant and President of self-owned company, Ravengate Partners LLC (January 2000 – Present).	184	Wisconsin Energy (June 2006 – Present).

Peter S. Drotch(3) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 66	Trustee	November 2007 - Present	Retired partner, PricewaterhouseCoopers.	184

First Marblehead Corporation,(October 2003- Present); BlackRock Funds/State Street Research Funds, Trustee (February 2004 – January 2007); Tufts Health Plan, Director  (June 2006 – Present); and University of Connecticut, Trustee (November 2004 – Present).

J. Michael Earley 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	January 1997 – Present	President, Chief Executive Officer and Director, Bankers Trust Company, N.A., Des Moines (June 1992 – Present).	184	Midamerica Financial Corporation (December 2002 – Present).

Patrick W. Kenny 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 65	Trustee	January 2005 – Present	President and Chief Executive Officer, International Insurance Society (June 2001 – Present).	184	Assured Guaranty Ltd. (April 2004 – Present); and Odyssey Reinsurance Holdings (November 2006 – Present).

Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 57	Trustee	January 2006 – Present	Consultant (May 2001 – Present).	184	Stillwater Mining Company (May 2002 – Present); California HealthCare Foundation (June 1999 – Present); and Romanian-American Enterprise Fund (February 2004 –Present).

Roger B. Vincent(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	January 1994 – Present	President, Springwell Corporation (March 1989 – Present).	184	UGI Corporation (February 2006 – Present); and UGI Utilities, Inc. (February 2006 – Present).

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Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) — During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Trustee (2)	Other Directorships Held by Trustee
Trustees who are “Interested Persons”

Robert W. Crispin(3)(6) 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 61	Trustee	November 2007 – Present	Retired. Chairman and Chief Executive Officer, ING Investment Management Co. (June 2001 – December 2007).	184

ING Life Insurance and Annuity Company (May 2006 – Present); ING USA Annuity and Life Insurance Company (May 2006 – Present); Midwestern United Life Insurance Company (May 2006 – Present); ReliaStar Life Insurance Company (May 2006 – Present); Security Life of Denver Insurance Company (May 2006 – Present); Belair Insurance Company Inc. (August 2005 – Present); The Nordic Insurance Company of Canada (February 2005-Present); Trafalgar Insurance Company of Canada (February 2006 – Present); ING Novex Insurance Company of Canada (February 2005 – Present); Allianz Insurance Company of Canada (February 2005 – Present); ING Canada Inc. (December 2004 – Present) and ING Foundation (March 2004 – Present).

Shaun P. Mathews(3)(4)(6) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Trustee	November 2007- Present.	President and Chief Executive Officer, ING Investments, LLC (November 2006 – Present); President ING Mutual Funds and Investment Products (November 2004 - November 2006), and Chief Marketing Officer USFS (April 2002 – October 2004).	219

Mark Twain House & Museum (September 2002 – Present); Connecticut Forum (May 2002 – Present); Capital Community College Foundation (February 2002 – Present); ING Services Holding Company, Inc. (May 2000 – Present); Southland Life Insurance Company (June 2002 – Present); and ING Capital Corporation, LLC, ING Funds Distributor, LLC, ING Funds Services, LLC, ING Investments, LLC and ING Pilgrim Funding, Inc. (March 2006 – Present).

(1)          Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy which states that each duly elected or appointed Trustee who is not an “interested person” of the Trust,  as defined in the 1940 Act (“Independent Trustees”), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after (a) the Trustee reaches the age of 70, if that Trustee qualifies for a retirement benefit as discussed in the Board’s retirement policy; or (b) the Trustee reaches the age 72 or has served as a Trustee for 15 years, whichever occurs first, if that

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Trustee does not qualify for the retirement benefit.  A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year.  An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Fund under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor of the Trustee or if otherwise necessary under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)          The number of Funds in the ING Funds Complex is as of March 31, 2008.  For purposes of this table, “ING Funds Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure Development Equity Fund; ING International High Dividend Equity Income Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Separate Portfolios Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust and ING Partners, Inc.

(3)          Ms. Baldwin and Messrs. Crispin, Drotch and Mathews each commenced services as a Trustee on November 28, 2007.

(4)          Mr. Mathews, President of ING USFS Mutual Funds and Investment Products group, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002.  Mr. Boyer held a seat on the board of directors of The Mark Twain House & Museum from September 1989 to November 2005.  ING Groep makes non-material, charitable contributions to The Mark Twain House & Museum.

(5)          Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002.  Mr. Vincent no longer has beneficial ownership of those shares. The U.S. Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a Variable Contract owner’s control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account.  If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income.  It is not known what standards will be set forth in the regulations or rulings.

(6)          Messrs. Crispin and Mathews are deemed an “interested person” of the Trust as defined in the 1940 Act because of their relationships with ING Groep, the parent corporation of  the investment adviser, DSL and the distributor, ING Funds Distributor.

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Information about the Trust’s officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	President and Chief Executive Officer	November 2006 – Present

President and Chief Executive Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2006 – Present); and Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present). Formerly, CMO, ING USFS (April 2002 – October 2004); and Head of Rollover/Payout (October 2001 – December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Executive Vice President	March 2003 – Present

Head of Mutual Fund Platform (February 2007 – Present); and Executive Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2001 – Present). Formerly, head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(4) (October 2004 – December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC(2) (December 2001 – March 2005).

Stanley D. Vyner 230 Park Ave. New York, New York 10169 Age: 57	Executive Vice President	March 2003 – Present

Executive Vice President, ING Investments, LLC(2) (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present). Formerly, Chief Investment Officer of International Investments (August 2000 – January 2003).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Executive Vice-President Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present) and ING Investments, LLC(2) and Directed Services LLC(4) (March 2006 – Present); and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer, ING Life Insurance and Annuity Company (March 2006 – December 2006); and Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present

Senior Vice President, ING Funds Services, LLC(3) (April 2005 – Present). Formerly, Vice President, ING Fund Services, LLC(3) (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC(2) (March 2001 – September 2002).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC(2) (January 2001 – October 2003).

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	May 2006 – Present

Senior Vice President, Head of Division Operations, ING Funds (May 2006 – Present); and Vice President, Head of Division Operations, ING Funds Services LLC(3) (March 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – March 2006).

William Evans 10 State House Square Hartford, CT 06103 Age: 35	Vice President	September 2007 - Present.

Vice President, Head of Mutual Fund Advisory Group (April 2007 – Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 – April 2007); and Senior Fund Analyst, U.S. Mutual Funds and Investment Products (May 2002 – May 2005).

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Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Vice President Treasurer	January 2003 – Present March 2003 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 – Present) and ING Investments, LLC(2) (August 1997 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Vice President	February 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(5) (July 1995 - Present); and Vice President, ING Investments, LLC(2) (February 1996 – Present) and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 - October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	September 2004 – Present

Vice President, ING Funds Services, LLC(3) (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC(2) (September 1999 – October 2001).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Vice President	January 2007 – Present

Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC. (December 2000 – August 2003).

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2006 – Present

Vice President, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006); Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 – August 2004); Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

Mary Bea Wilkinson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Vice President	March 2003 – Present

Head of Strategic Relationships, ING US Financial Services (2003 - Present). Formerly, Senior Vice President, ING Outside Funds Group (2000 - 2002); and Senior Vice President and Chief Financial Officer, First Golden American Life Insurance Company of New York (1997 - 2000).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 31	Assistant Vice President	January 2003 – Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 – Present); and has held various other positions with ING Funds Services, LLC(3) for more than the last five years.

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Secretary	August 2003 – Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel of AIG American General (January 1999 – November 2002).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 45	Assistant Secretary	August 2003 – Present	Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

(1)           The Officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

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(2)                                  ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)                                  ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)                                  Directed Services LLC is the successor in interest to Directed Services, Inc.

(5)                                  ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

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Share Ownership Policy

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times (“Policy”). For this purpose, beneficial ownership of portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a portfolio of the Trust.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $100,000. Existing Trustees shall have a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, of becoming a Trustee. A decline in the value of fund investments will not cause a Trustee to have to make any additional investments under this Policy.

Investment in mutual funds of the ING Funds Complex by the Trustees pursuant to this Policy are subject to the market timing policies applied by the mutual funds of the ING Funds Complex to other similar investors and any provisions of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.

Trustees’ Portfolio Equity Ownership Positions

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2007:

Name of Trustee	ING Focus 5 Portfolio	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Colleen D. Baldwin(1)	N/A	N/A
John V. Boyer	N/A	$50,000-$100,000
Patricia W. Chadwick	N/A	Over $100,000
Peter S. Drotch(1)	N/A	N/A
J. Michael Earley	N/A	Over $100,000
Patrick W. Kenny	N/A	$10,000-$50,000 Over $100,000(2)
Sheryl K. Pressler	N/A	Over $100,000(2)
Roger B. Vincent	N/A	Over $100,000 Over $100,000(2)
Trustee who are “Interested Persons”
Robert W. Crispin(1)	N/A	Over $100,000(2)
Shaun P. Mathews(1)	N/A	Over $100,000 Over $100,000(2)

(1)	Ms. Baldwin and Messrs. Crispin, Drotch and Mathews each commenced services as a Trustee on November 28, 2007.

(2)	Held in a deferred compensation account and/or 401(k) account.

Board

The Board governs the Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Portfolio’s activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s performance.

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Frequency of Board Meetings

The Board currently conducts regular meetings eight (8) times a year. The Audit Committee and the Compliance Committee each meets regularly four (4) times per year, the Investment Review Committees meet six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.

Recent Committee Changes

Effective November 28, 2007 and March 27, 2008, changes were made to the Board’s Committee structure.  In particular, the Committee membership changed on those dates and these changes are reflected in the discussion of the Committees that is set out below.  On May 10, 2007, the functions of the Valuation, Proxy and Brokerage Committee and the Compliance Committee were combined.  The Compliance Committee was the surviving Committee, and now oversees valuation, proxy and brokerage matters, as well as compliance issues.  We also note that Roger Vincent became the Chairman of the Board effective May 10, 2007.  Prior to that date, Jock Patton served as the Chairman of the Board.

Committees

Executive Committee. The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary.  The Executive Committee currently consists of three (3) Independent Trustees and two (2) Trustee who are “interested persons,” as defined in the 1940 Act.  The following Trustees currently serve as members of the Executive Committee: Messrs. Boyer, Crispin, Mathews and Vincent and Ms. Pressler.  Mr. Vincent, Chairman of the Board, serves as the Chairperson of the Executive Committee.

From May 10, 2007 to November 28, 2007, the Executive Committee consisted of the following Trustees: Messrs. Boyer, Turner and Vincent and Ms. Pressler.  Mr. Vincent served as the Chairperson.  Prior to May 10, 2007, the Executive Committee consisted of the following Trustees: Messrs. Turner, Vincent and Patton.  Mr. Patton served as Chairperson of the Executive Committee.

The Executive Committee held four (4) meetings during the fiscal year ended December 31, 2007.

Audit Committee. The Board has established an Audit Committee whose functions include, among others, meeting with the independent registered public accounting firm of the Portfolio to review the scope of the Portfolio’s audit, its financial statements and interim accounting controls, and meeting with management concerning these matters, among other things.  The Audit Committee currently consists of three (3) Independent Trustees.  The following Trustees serve as members of the Audit Committee:  Ms. Chadwick and Messrs. Drotch and Earley.  Mr. Earley currently serves as Chairperson of the Audit Committee, and also has been designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

From May 10, 2007 to November 28, 2007, the Audit Committee consisted of the following Trustees: Ms. Chadwick and Messrs. Earley and Putnam.  Mr. Earley served as the Chairperson and as the financial expert under the Sarbanes-Oxley Act for the Committee.  Prior to May 10, 2007, the following Trustees served as members of the Audit Committee:  Messrs. Earley, Kenny, Vincent, and Putnam and Ms. Pressler.  During the period prior to May 10, 2007 Mr. Earley served as Chairperson of the Audit Committee, and Mr. Kenny was designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

The Audit Committee held seven (7) meetings during the fiscal year ended December 31, 2007.

Compliance Committee.  The Board has established a Compliance Committee for the purpose of, among others things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolio.  The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO.  The Board also oversees quarterly compliance reporting.  On May 10, 2007, the functions of the Board’s Valuation, Proxy and Brokerage Committee were combined with the functions of the Compliance Committee.  As a result of this combination, the functions of the

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Compliance Committee now include determining the value of securities held by the Portfolio for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Portfolios brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).

The Compliance Committee currently consists of five (5) Independent Trustees:  Messrs. Boyer, Kenny and Vincent and Messes. Baldwin and Pressler.  Mr. Kenny currently serves as Chairperson of the Compliance Committee.

From May 10, 2007 to November 28, 2007, the Compliance Committee consisted of the following Trustees: Ms. Pressler and Messrs. Boyer, Kenny and Vincent.  Mr. Kenny served as the Chairperson for the Committee.  Prior to May 10, 2007, the Compliance Committee consisted of the following Trustees:  Messrs. Boyer, Earley, Putnam, Kenny and Patton.  Mr. Kenny served as Chairperson of the Compliance Committee during the period prior to May 10, 2007.

The Compliance Committee held six (6) meetings during the fiscal year ended December 31, 2007.

Valuation, Proxy and Brokerage Committee.  As is discussed above, prior to May 10, 2007 the Board had established and had in place a Valuation, Proxy and Brokerage Committee.  On that date, the Board’s Committees were reconstituted and the functions of the Valuation, Proxy and Brokerage Committee were combined with that of the Compliance Committee, and the reconstituted Compliance Committee was the surviving Committee.   The Compliance Committee now oversees valuation, proxy voting and brokerage matters formerly overseen by the Valuation, Proxy and Brokerage Committee.

Prior to May 10, 2007, the Valuation, Proxy and Brokerage Committee functions included, among others:  reviewing the determination of the value of securities held by the Portfolio for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Portfolio’s brokerage; and overseeing the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).  The Valuation, Proxy and Brokerage Committee consisted of four (4) Independent Trustees.  The following Trustees served as members of the Valuation, Proxy and Brokerage Committee: Dr. Gitenstein and Ms. Chadwick and Messrs. Boyer and Patton.  Ms. Chadwick served as Chairperson of the Valuation, Proxy and Brokerage Committee.

The Valuation, Proxy and Brokerage Committee held two (2) meetings  during the fiscal year ended December 31, 2007.

Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and “best practices” in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board’s annual self-evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.  The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for Trustee should be submitted in writing to the Portfolio’s Secretary.  Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee.  To be timely, any such submission must be delivered to the Portfolio’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day

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following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolio with the SEC.

The Nominating and Governance Committee currently consists of four (4) Independent Trustees.  The following Trustees serve as members of the Nominating and Governance Committee:  Messes. Baldwin and Chadwick and Messrs. Kenny and Vincent.  Ms. Baldwin serves as Chairperson of the Nominating and Governance Committee.

From May 10, 2007 to March 31, 2008, the Nominating and Governance Committee consisted of the following Trustees: Ms. Chadwick and Messrs. Boyer, Kenny, and Vincent.  Prior to May 10, 2007, the membership of the Nominating and Governance Committee consisted of the following Trustees:  Dr. Gitenstein and Messrs. Kenny, Patton and Vincent.  During the period prior to May 10, 2007, Dr. Gitenstein served as Chairperson of the Nominating and Governance Committee.

The Nominating and Governance Committee held three (3) meeting during the fiscal year ended December 31, 2007.

Investment Review Committees. The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the Portfolio and make recommendations to the Board with respect to the Portfolio.

The Investment Review Committee for the Domestic Equity Funds currently consists of three (3) Independent Trustees and one (1) Trustee who is an “interested person” as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds:  Ms. Chadwick and Messrs. Crispin, Drotch, and Earley.  Ms. Chadwick serves as Chairperson of the Investment Review Committee for the Domestic Equity Funds.

From May 10, 2007 to November 28, 2007, the Investment Review Committee for the Domestic Equity Funds consisted of the following Trustees: Ms. Chadwick and Messrs. Earley, Putnam and Turner.  Ms. Chadwick served as the Chairperson for the Committee.  Prior to May 10, 2007, the Investment Review Committee for the Domestic Equity Funds was comprised of the following Trustees:  Ms. Chadwick and Messrs. Patton, Putnam, Earley, Turner and Vincent.   Mr. Vincent served as Chairperson of the Investment Review Committee for the Domestic Equity Funds.

The Investment Review Committee for the Domestic Equity Funds held six (6) meeting during the fiscal year ended December 31, 2007.

The Investment Review Committee for the International/Balanced/Fixed Income Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an “interested person” as defined in the 1940 Act, of the Funds. The following Trustees serve as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds:  Messes. Baldwin and Pressler and Messrs. Boyer, Kenny, Mathews and Vincent.  Mr. Boyer serves as Chairperson of the Investment Review Committee for the International/Balanced/Fixed Income Funds.

From May 10, 2007 to November 28, 2007, the Investment Review Committee for the International/Balanced/Fixed Income Funds consisted of the following Trustees: Ms. Pressler and Messrs. Kenny, Boyer and Vincent.  Mr. Boyer served as the Chairperson; for the Committee.  Prior to May 10, 2007, the Investment Review Committee for the International/Balanced/Fixed Income Funds consisted the following Trustees: Ms. Pressler and Dr. Gitenstein and  Messrs. Kenny and Boyer.   Mr. Boyer served as Chairperson of the Investment Review Committee for the International/Balanced/Fixed Income Funds.

The Investment Review Committee for the International/Balanced/Fixed Income Funds held seven (7) meetings during December 31, 2007.

Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the ING Funds.  The responsibilities of the Contracts Committee, among other things:  (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the

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foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees.  The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans.

The Contracts Committee currently consists of five (5) Independent Trustees.  The following Trustees serve as members of the Contracts Committee:  Messes. Chadwick and Pressler and Messrs. Boyer, Drotch and Vincent.  Ms. Pressler serves as Chairperson of the Contracts Committee.

Prior to May 10, 2007, the Contracts Committee consisted of the following Trustees: Messes. Chadwick and Pressler and Messrs. Boyer, Patton, Vincent and Kenny.  During the period prior to May 10, 2007, Ms. Pressler served as Chairperson of the Contracts Committee.

The Contracts Committee held eight (8) meetings during the fiscal year ended December 31, 2007.

COMPENSATION OF TRUSTEES

A new compensation policy for the Trust went into effect July 1, 2007.  Pursuant to this policy, each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any Committee attended.  Further, each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board.  The fee schedule consists of an annual retainer, and does not include additional compensation for attendance at regular or special Board and Committee meetings.  Further, Committee Chairpersons receive an additional annual retainer for their services in that capacity.

The Portfolio pays to each Trustee who is not an interested person of the Portfolio a pro rata share of an annual retainer of $200,000.  The Portfolio also pays a pro rata portion of the following fees:  (i) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $75,000; (ii) Messes. Chadwick and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $10,000, $40,000, $60,000, $30,000, $40,000 and $30,000, respectively; and (iii) the Trustees’ out-of-pocket expenses for attendance at Board meetings.   The pro rata share paid by the Portfolio is based on the Portfolio’s average net assets, computed as a percentage of the average net assets of all the funds managed by the Investment Adviser or its affiliate, Directed Services LLC, for which the Trustees serve in common as Trustees.

Prior to July 1, 2007, each Trustee was reimbursed for expenses incurred in connection with each meeting of the Board or any Committee meeting attended.  Each Independent Trustee was compensated for his or her services according to a fee schedule adopted by the Board, and received a fee that consisted of an annual retainer component and a meeting fee component.

The Portfolio paid each Trustee who was not an interested person a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Messes. Chadwick and Pressler and Messrs. Earley, Boyer, Kenny, Vincent and Dr. Gitenstein, as Chairpersons of Committees of the Board, each received an additional annual retainer of $10,000, $15,000, $20,000, $20,000, $10,000, $20,000 and $10,000, respectively. Mr. Patton, as Chairperson of the Board, received an additional annual retainer of $30,000.); (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, received an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any Committee meeting (Chairpersons of Committees of the Board received an additional $1,000 for each Committee meeting.); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Portfolio was based on the Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser or its affiliate, Directed Services, LLC, for which the Trustees served in common as Trustees.

The $2,500 retainer payable to Ms. Baldwin each quarter for her services to the Nominating and Governance Committee is paid only if the Committee has been active for that quarter.  If the Nominating and Governance Committee has been active during all four quarters in a given year, the Chairperson will receive the full annual retainer of $10,000.  Ms. Baldwin was named Chairperson of the Nominating and Governance Committee as of March 27, 2008.

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Mr. Boyer, as Chairperson of the Investment Review Committee - International/Balanced/Fixed Income, received an annual retainer of $40,000.  Mr. Boyer, as the Chairperson of the Nominating and Governance Committee, was entitled to $2,500 compensation per quarter only if the Committee was active for that quarter.  Mr. Boyer served as Chairperson of the Nominating and Governance Committee until March 27, 2008.

The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active for that quarter.  The compensation per quarter to the Chairperson is $2,500 which, if the Nominating and Governance Committee is active for all four quarters, the Chairperson will receive the full annual retainer of $10,000.

The following table sets forth information provided by the Portfolio’s Investment Adviser regarding estimated future compensation of Trustees by the Portfolio for the fiscal year ended December 31, 2007 as well as compensation paid to the Trustees by other funds managed by the Adviser and its affiliates for the fiscal year ended December 31, 2007.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by Directed Services LLC or its affiliates.

Compensation Table

Name of Trustee	Aggregate Compensation From Portfolio	Total Compensation from Trust and Fund Complex Paid to Trustees(1) (2)
Colleen D. Baldwin(3)	$118.66	$129,552.18
John V. Boyer	$78.70	$233,901.10
Patricia W. Chadwick	$75.55	$209,598.90
Robert W. Crispin(3)(4)	None	None
Peter S. Drotch(3)	$55.43	$66,483.50
J. Michael Earley	$72.41	$219,500.00
R. Barbara Gitenstein(5)	$146.69	$254,943.18
Patrick W. Kenny	$72.41	$221,500.00
Shaun P. Mathews(3)(4)	None	None
Walter H. May(6)	None	$272,000.00
Jock Patton(7)	None	$357,500.00
Sheryl K. Pressler	$81.85	$235,000.00
David W.C. Putnam(8)	$1,212.94	$189,500.00
John G. Turner(4)(9)	None	None
Roger Vincent	$64.93	$198,875.00

(1)	Trustee compensation includes compensation paid by funds that are not discussed in the Prospectuses or SAI.
(2)	Represents compensation from 182 Portfolios (total in the complex as of December 31, 2007).
(3)

Ms. Baldwin and Messrs. Crispin, Drotch and Mathews each commenced services as a Trustee on November 28, 2007.  From April 4, 2007 through November 28, 2007 and from September 1, 2007 through November 28, 2007, Ms. Baldwin and Mr. Droch respectively, were non-voting Board consultants.

(4)

“Interested person,” as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, the parent corporation of the Adviser and Distributor to the Trust. Officers and Trustees who are interested persons do not receive any compensation from the Portfolios

(5)	Dr. Gitenstein retired from the Board effective September 10, 2007.
(6)	Mr. May retired as Trustee January 11, 2007.
(7)	Mr. Patton retired from the Board effective June 30, 2007.
(8)	Mr. Putnam retired from the Board effective February 23, 2008.
(9)	Mr. Turner retired from the Board effective October 25, 2007.

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Independent Trustee Ownership of Securities

Set forth in the table below is information regarding each Independent Trustee’s (and his or her immediate family members’) share ownership in securities of the Trust’s Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Portfolio (not including registered investment companies) as of December 31, 2007.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin(1)	N/A	N/A	N/A	$0	N/A
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick	N/A	N/A	N/A	$0	N/A
Peter S. Drotch(1)	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A
Trustee who are “Interested Persons”
Robert W. Crispin(1)	N/A	N/A	N/A	$0	N/A
Shaun P. Mathews(1)	N/A	N/A	N/A	$0	N/A

(1)          Ms. Baldwin and Messrs. Drotch, Crispin and Mathews each commenced services as Trustee on November 28, 2007.

Control Persons and Principal Shareholders

As of April 15, 2008, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in DSL or ING Groep (NYSE: ING).  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.  In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in DSL or ING Groep or any affiliated companies of DSL or ING Groep.

Shares of the Portfolio may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts (“VA Contracts”) and variable life insurance contracts (“VLI Contracts”), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates including other investment companies.  As of April 15, 2008that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Portfolio, except as set forth below.  Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.  Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  A control person may be able to take action regarding the Portfolio without the consent or approval of shareholders.  ING USA Annuity and Life Insurance Company may be deemed control persons of the Portfolio in that certain of its separate accounts hold more than 25% of the shares of these series.

As of April 15, 2008, the following owned of record or, to the knowledge of the Trust, beneficially owned more than 5% or more of the outstanding shares of:

Portfolio	Address	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio
ING Focus 5	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	A Class	99.01%	0.00%
ING Focus 5	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	S Class	97.28%	97.28%
ING Focus 5	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	I Class	99.00%	0.00%

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ADVISER

DSL serves as the adviser to the Portfolio pursuant to an advisory agreement between DSL and the Trust (“Advisory Agreement”).  DSL is registered with the SEC as an adviser and serves as an adviser to registered investment companies and with the Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.  The Sub-Adviser of the Portfolio, ING IM, is an affiliate of the Adviser through their common ownership by ING Groep.

On December 31, 2006, an internal reorganization was undertaken in which Directed Services, Inc. (“DSI”), the predecessor to the adviser to the Portfolio, was reorganized into a limited liability corporation and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI’s current advisory contracts were assumed by DSL. DSL began providing investment management services in January 2007 and serves as investment adviser to registered investment companies as well as structured finance vehicles.

Pursuant to the Advisory Agreement, and subject to the direction of the Board, the Adviser is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and the Portfolio other than the investment advisory services performed by the Sub-Adviser.  These services include, but are not limited to, (i) coordinating for the Portfolio, at the Adviser’s expense, all matters relating to the operation of the Portfolio, including any necessary coordination among the Sub-Adviser, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio’s portfolios), Transfer Agent, accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Adviser’s expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Advisers of such books and records of the Trust and the Portfolio as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Adviser of all federal, state, and local tax returns and reports of the Trust relating to the Portfolio required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolio as required by applicable law in connection with the Portfolio; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Adviser’s expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolio contemplated in the Advisory Agreement.  Other responsibilities of the Adviser are described in the Prospectuses.

The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts (“Sub-Advisory Agreements”) and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval for the Portfolio.  This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change.  The Adviser remain responsible for providing general management services to the Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolio’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolio’s assets; (iii) when appropriate, allocate and reallocate the Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolio’s investment objective, policies and restrictions.

The Adviser shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

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Pursuant to the Advisory Agreements, the Adviser is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of the Portfolio’s assets and the purchase and sale of portfolio securities for the Portfolio in the event that at any time no Sub-Adviser is engaged to manage the assets of the Portfolio.

The Advisory Agreement continues in effect for an initial two year period and from year to year thereafter with respect to the Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and (ii) a majority of the Trustees who are not parties to such Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Advisory Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Adviser, on 60 days’ written notice by either party to the Advisory Agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.

Approval of Advisory and Sub-Advisory Agreements

For more information regarding the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual shareholder report dated December 31, 2007.

Advisory Fees

As compensation for its services under the Advisory Agreement, the Portfolio pays DSL, expressed as an annual rate, a monthly fee in arrears equal to 0.32% of the Portfolio’s average daily net assets.  To seek to achieve a return on uninvested cash or for other reasons, the Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”).  The Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund.  The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Total Advisory Fees Paid

The following chart sets forth the total amounts the Portfolio paid to the Advisers for the last three fiscal years ended December 31:

Portfolio	2007		2006	2005
ING Focus 5 Portfolio	$64,325	(1)	N/A	N/A

(1) For the period August 20, 2007 through December 31, 2007

SUB-ADVISER

The Adviser has engaged the services of the Sub-Adviser to provide sub-advisory services to the Portfolio. The Trust, the Adviser and the Sub-Adviser have entered into a Sub-Advisory Agreement, which was approved by the Trustees of the Trust and by shareholders of the Portfolio.

Sub-Advisory Fees

Pursuant to a separate Sub-Advisory Agreement, the Adviser (and not the Trust) pays the Sub-Adviser for its services a monthly fee in arrears of 0.144% of the Portfolio’s average daily net assets. To seek to achieve a return on uninvested cash or for other reasons, the Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”).  The Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund.  The Portfolio’s Sub-Adviser will waive its fee in an amount equal to the sub-advisory fee received by the Sub-Adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

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Total Sub-Adviser Fees Paid

The following chart sets forth the total amounts paid by the Advisers to each Sub-Adviser for the last three fiscal years ended December 31:

Sub-Adviser	2007	2006	2005
ING Investment Management Co.	$28,946.23	N/A	N/A

OTHER INFORMATION ABOUT PORTFOLIO MANAGERS

Sub-Adviser

ING Investment Management Co. (“ING IM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts		Total Assets (in billions)
Omar Aguilar, Ph.D.	65	$9,831,888,395	11	$737,684,548	27	(1)	$4,692,612,077
Vincent Costa	65	$9,831,888,395	11	$737,684,548	27		$4,692,612,077

(1) One of these accounts with total assets of approximately $65 million is subject to performance fees.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.  These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts.  Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

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A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions.  ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolio.

Compensation Structure of Portfolio Managers

Compensation consists of (a) fixed base salary and (b) bonus, which is based on ING IM performance, one- and three-year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

Portfolio managers are also eligible to participate in an annual cash incentive plan.  The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention.  As with base salary compensation, target awards are determined and set based on external market data.  Investment performance is measured on both relative and absolute performance.  ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a “scorecard” that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for mutual fund accounts managed by the team.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned
Omar Aguilar, Ph.D.	None
Vincent Costa	None

EXPENSE LIMITATION AGREEMENT

The Adviser has entered into an expense limitation agreement with the Portfolio listed below pursuant to which the Adviser has agreed to waive or limit its fees.  In connection with this agreement, the Adviser will assume other expenses so that the total annual ordinary operating expenses of the Portfolio (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Trustees who are not “interested persons” (as defined in the 1940 Act) of the Adviser) do not exceed the limits set forth below of

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the Portfolio’s average daily net assets, subject to possible recoupment by the Adviser within three years.

Portfolio	ADV Class	Class I	Class S
ING Focus 5	0.99%	0.39%	0.64%

The expense limitation agreement for the Portfolio provides that the expense limitations shall continue until May 1, 2009. The Portfolio’s expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Expense Limitation Agreement or the Advisory Agreement.  The expense limitation agreement may also be terminated by the Trust, without payment of any penalty, upon ninety (90) days’ prior notice to the Adviser at its principal place of business.

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”), an affiliate of DSL, serves as Administrator for the Portfolio pursuant to an administration agreement (“Administration Agreement”).  The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares.  ING Funds Services is also responsible for monitoring the Portfolio’s compliance with applicable legal requirements with the investment policies and restrictions of the Portfolio.  The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. ING Funds Services receives compensation in an amount equal to 0.10% based on average daily net assets per annum for the Portfolio.

For the fiscal year ended December 31, 2007, the Portfolio paid fees to the Administrator for administrative services in the amount set forth below.

PORTFOLIO	Fees (as a percentage of average net assets)	Fees received by the Administrator (in dollars)
ING Focus 5	0.10%	$20,101

DISTRIBUTION OF TRUST SHARES

ING Funds Distributor serves as the Portfolio’s distributor and principal underwriter. ING Funds Distributor’s principal executive offices are located at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.  ING Funds Distributor is not obligated to sell a specific amount of the Portfolio’s shares.  ING Funds Distributor bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by ING Funds Distributor in connection with the distribution or sale of the shares.  ING Funds Distributor also serves as Adviser to the Trust and therefore is an affiliate to the Trust.

The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as the investment medium for Variable Contracts issued by ING USA.  ING Funds Distributor is the principal underwriter and distributor of the Variable Contracts issued by ING USA.  Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company (“Golden American”). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA.  Golden American is a stock life insurance company organized under the laws of the State of Delaware.  Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa Companies, Inc.  The Trust may in the future offer shares of the Portfolio to separate accounts of other affiliated insurance companies.

The Trustees have classified shares of the Portfolio into three classes: ADV Class shares, Class I shares, and Class S shares.  Shares of each class of the Portfolio represent an equal pro rata interest in the Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that

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relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.  In addition, the ADV Class, Class I and Class S shares have the features described below:

The ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum.  ING Funds Distributor has agreed to waive a portion of the distribution fee for ADV Class shares.  The expense waiver will continue through at least May 1, 2009, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

The Class S shares are not subject to an initial sales charge, contingent deferred sales charge or Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

Shareholder Service Plan for Class S shares:

Effective January 1, 2007, the Trust entered into a shareholder service plan (“Shareholder Service Plan”) on behalf of the Class S shares of the Trust.  Under the Shareholder Service Plan, ING Funds Distributor (the “Shareholder Services Agent”) has agreed to provide certain services including, but not limited to, the following: teleservicing support in connection with existing investments in the Portfolio; delivery and responding to inquiries respecting Trust Prospectuses, reports, notices, proxies and proxy statements and other information respecting the Portfolio; facilitation of the tabulation of Variable Contract owners’ votes in the event of a meeting of Trust shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Trust, its transfer agent, or the Shareholder Servicing Agent as may be reasonably requested; provision of support services including providing information about the Trust and the Portfolio and answering questions respecting the Trust and the Portfolio, including questions respecting variable contact owners’ interest in the Portfolio; and provide such other related services as the Portfolio or a shareholder may request.  The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.

In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Shareholder Service Plan, the Shareholder Servicing Agent receives from the Portfolio’s Class S shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio’s shares.

Shareholder Service and Distribution Plan for ADV class shares:

The Trust has adopted a Shareholder Service and Distribution Plan (the “Service and Distribution Plan”) for the ADV Class shares dated January 1, 2007.  Under the Plan the Trust may pay to IFD a shareholder service fee (“Service Fee”) at the rate of 0.25%, on an annualized basis, of the average daily net assets of the Portfolio’s ADV Class shares.  The Service Fee may be used to pay for shareholder services provided to the Portfolio.  The Service and Distribution Plan provides that the ADV Class shares of the Portfolio shall pay a Distribution Fee for distribution services, including payments to ING Funds Distributor, at annual rates not to exceed 0.50% of the average daily net assets of the Portfolio for distribution services.  The Service and Distribution Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators (“financial service firms”).

Since the Service Fees and Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by the Portfolio during any year may be more or less than actual expenses incurred pursuant to the Service and Distribution Plan.  For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses).

Shareholder services payable under the Service and Distribution Plan include, but are not limited to, the following costs:  (a) acting as the shareholder of record; processing purchase and redemption orders; (b) maintaining participant

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account records; (c) answering participant questions regarding the Portfolio; (d) facilitating the tabulation of shareholder votes in the event of a meeting; (e) conveying information with respect to Portfolio shares purchased and redeemed and share balances to the Portfolio and to service providers; (f) providing shareholder support services; and (g) providing other services to shareholders, plan participants, plan sponsors and plan administrators.   ING Funds Distributor may subcontract with other parties for the provision of shareholder, plan sponsor or plan participant support services.

Distribution expenses payable pursuant to the Service and Distribution Plan include, but are not limited to, the following costs:  (a) processing new shareholder account applications; (b) preparing and transmitting to the Portfolio’s Transfer Agent computer processable tapes of all transactions by customers; (c) and serving as the primary source of information to customers in providing information and answering questions concerning the Portfolio and their transactions with the Portfolio; (d) providing other services to shareholders, plan participants, plan sponsors and plan administrators.  The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Service and Distribution Plan.  The Service and Distribution Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Service and Distribution Plan, cast in-person at a meeting called for that purpose.

The Service and Distribution Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of the Portfolio.  The Service and Distribution Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolio without the approval of a majority of the outstanding shares of the Portfolio.  Once terminated, no further payments shall be made under the Service and Distribution Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Service and Distribution Plan was adopted because of its anticipated benefit to the Portfolio.  These anticipated benefits include increased promotion and distribution of the Portfolio’s shares, an enhancement in the Portfolio’s ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolio.

As of the fiscal year ended December 31, 2007, the Portfolio had not had a full year of operations.  As a result, no payments for the Portfolio were made under the Service and Distribution Plan during 2007.

Distribution and Shareholder Service Fee Amounts Paid

For the fiscal year ended December 31, 2007, the Shareholder Services Agent received fees from the ADV Class, and Service Class shares of the Portfolio in the amounts set forth below.  Additionally, the Distributor received distribution fees in connection with the costs of promotion and distribution-related expenses for the ADV Class, Class I and Service Class shares of the Portfolio for the fiscal year ended December 31, 2007 as set forth below.  The Distributor in turn re-allocated the 12b-1 fees it received to various affiliated insurance companies who offer ADV Class shares through variable annuity or variable life insurance or other qualified retirement plan products.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Portfolios for the fiscal year ended December 31, 2007, were as follows:

Distribution Fees	ADV Class	Class I	Class S
ING Focus 5 Portfolio
Advertising	None	None	$8
Printing	None	None	$159
Salaries and Commissions	None	None	$501
Broker Servicing	$2	None	$129
Miscellaneous	None	None	None
Total	$2	None	$797

Shareholder Service Fee

	Shareholder Services Agreement
Portfolio	2007	2006	2005
ING Focus 5
Adv Class	$1	N/A	N/A
Class I	N/A	N/A	N/A
Class S	$50,252	N/A	N/A

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CODE OF ETHICS

The Portfolio’s Board, the Adviser, the Sub-Adviser and the Distributor have adopted a code of ethics (“Code of Ethics”) in accordance with Rule 17j-1 under the 1940 Act governing personal trading activities of all Trustees, officers of the Portfolio and person who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale.  The Code of Ethics is intended to prohibit fraud against the Portfolio that may arise from personal trading of securities that may be purchased or held by the Portfolio or the Portfolio’s shares.  The Code of Ethics also prohibits short-term trading of the Portfolio by persons subject to the Code of Ethics.  Personal trading is permitted by such person subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolio’s Compliance Officer his or her designee and to report all transactions on a regular basis.  The Sub-Adviser has adopted its own Codes of Ethics to govern the personal trading activities of their personnel.

DISCLOSURE OF THE PORTFOLIO’S PORTFOLIO SECURITIES

The Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolio’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolio posts its portfolio holdings schedule on ING Groep’s website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter.  The portfolio holdings schedule is as of the preceding quarter-end (e.g. the Portfolio will post the quarter-ending June 30 holdings on August 1).

The Portfolio also compiles a list composed of their ten largest holdings (“Top Ten”).  This information is produced monthly, and is made available on ING Groep’s website, on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolio’s shares and most third parties may receive the Portfolio’s annual or semi-annual shareholder reports, or view on ING Groep’s website, the Portfolio’s portfolio holdings schedule.  The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering material of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING Groep’s website, the Portfolio may provide its portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so.  Specifically, the Portfolio’s disclosure of its portfolio holdings may include disclosure:

•                                          To the Portfolio’s independent registered public accounting firm, named herein, for use in providing audit options, on an as needed basis;

•                                          To financial printers for the purpose of preparing the Portfolio’s regulatory filings, on an as-needed basis;

•                                          For the purpose of due diligence regarding a merger or acquisition, on an as-needed basis;

•                                          To a new Adviser or Sub-Adviser prior to the commencement of its management of the Portfolio’s, on an as-needed basis;

•                                          To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor’s, such agencies may receive more raw data from the Portfolio than is posted on the Portfolio’s website;

•                                          To consultants for use in providing asset allocation advise in connection with investments by affiliated funds-of-funds in the Portfolio, on an as-needed basis;

•                                          To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolio; or

•                                          To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio’s shareholders, on an as-needed basis.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

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The Portfolio’s Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolio’s portfolio securities is in the best interests of the Portfolio’s shareholders, including procedures to address conflicts between the interests of the Portfolio’s shareholders, on the one hand, and those of the Portfolio’s Adviser, Sub-Adviser, principal underwriter or any affiliated person of the Portfolio’s, its investment adviser, or its principal underwriter, on the other.  Such Policies authorize the Portfolio’s administrator to implement the Board’s policies and direct the administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio’s shareholders.  Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, Sub-Adviser, principal underwriter and their affiliates.  The Board has authorized the senior officer of the Portfolio’s administrator to authorize the release of the Portfolio’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Portfolio’s administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolio has the following ongoing arrangements with certain third parties to provide the Portfolio’s portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolio and its shareholders.  The Portfolio’s Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING Groep’s Legal Department.  All waivers and exceptions involving the Portfolio will be disclosed to the Portfolio’s Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Portfolio, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolio’s portfolio securities.  The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser’s proxy voting procedures, which require the Adviser to vote proxies in accordance with the Portfolio’s proxy voting procedures and guidelines.  An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services.  In addition, the Compliance Committee oversees the implementation of the Portfolio’s proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the Portfolio, including procedures of the Adviser, is attached hereto as Appendix B.  No later than August 31st of each year, information regarding how the Portfolio voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (http://www.ingfunds.com) or by accessing the SEC’s EDGAR database (http://www.sec.gov).

PORTFOLIO TRANSACTIONS

The Adviser or a Sub-Adviser for the Portfolio places orders for the purchase and sale of investment securities for the Portfolio, pursuant to authority granted in the Advisory Agreement or Sub-Advisory Agreement.  Subject to policies and procedures approved by the Portfolio’s Board, the Adviser or each Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

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In situations where the Sub-Adviser resigns or the Adviser otherwise assumes day to day management of the Portfolio pursuant to its Advisory Agreement with the Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the counter securities also may be effected on an agency basis, when, in the Adviser’s or a Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Adviser or a Sub-Adviser may also place trades using an ECN or ATS.

How the Adviser or a Sub-Adviser Selects Broker Dealers

The Adviser or a Sub-Adviser has a duty to seek to obtain best execution of the Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Adviser or a Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price  (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.  Factors relevant to the  range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit  capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or a Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser or a Sub-Adviser, as demonstrated in the particular transaction or other transactions.  Subject to its duty to seek best execution of the Portfolio’s orders, the Adviser or a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Portfolio.  Theses credits are used to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio and not the Adviser or a Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker dealers to execute a trade for the Portfolio the Adviser or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or a Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the 1934 Act, the Adviser or a Sub-Adviser may cause the Portfolio to pay a broker-dealer a commission for effecting a securities transaction for the Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser or a Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or a Sub-Adviser’s overall responsibilities to the Portfolio and its other investment advisory clients.   The practice of using a portion of the Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser or a Sub-Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s or a Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

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Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business  and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities.  On occasion, a broker-dealer may furnish the Adviser or a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Adviser or a Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or a Sub-Adviser from its own funds, and not by portfolio commissions paid by the Portfolio.

Benefits to the Sub-Adviser – Research products and services provided to the Adviser or a Sub-Adviser by broker dealers that effect securities transactions for the Portfolio may be used by the Adviser or a Sub-Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Adviser or a Sub-Adviser in connection with Portfolio.  Some of these products and services are also available to the Adviser or a Sub-Adviser for cash, and some do not have an explicit cost or determinable value.  The research received does not reduce the advisory fee paid to the Adviser or the sub-advisory fees payable to the Sub-Adviser for services provided to the Portfolio.  The Adviser’s or a Sub-Adviser’s expenses would likely increase if the Adviser or a Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker Dealers that are Affiliated with the Adviser or a Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep, the Adviser, or the Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

The placement of portfolio brokerage with broker-dealers who have sold shares of the Portfolio is subject to rules adopted by the SEC and FINRA. Under these rules, the Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of the Portfolio when selecting a broker dealer for portfolio transactions, and neither the Portfolio nor the Sub-Adviser may enter into an agreement under which the Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker dealer to pay for distribution of Portfolio shares.  The Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for the Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

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More Information about Trading in Fixed Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed income securities, it is the policy of the Portfolio to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or a Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in Sub-Adviser, investment personnel, reorganizations or mergers of the Portfolio may result in the sale of a significant portion or even all of the Portfolio’s portfolio securities.  This type of change generally will increase trading costs and the portfolio turnover for the Portfolio.  The Fund, the Adviser, or a Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser or a reorganization or other changes.

Allocation of Trades

Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Portfolio’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures.  The Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which the Portfolio participated are subject to periodic review by the Board.  To the extent the Portfolio seeks to acquire (or dispose of) the same security at the same time, it may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned.  However, over time, the Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated RICs or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

Total Brokerage Commissions

For the fiscal years ended December 31, 2007, 2006, and 2005, the portfolio listed below paid total brokerage commissions as follows:

Portfolios	2007	2006	2005
ING Focus 5(1)	$152,666	N/A	N/A

(1)           The Portfolio commenced operations August 20, 2007.

As noted above, the Sub-Adviser may purchase new issues of securities for the Portfolio in underwritten fixed-price offerings.  In these situations, the underwriter or selling group member may provide the Sub-Adviser with research in addition to selling the securities (at a fixed public offering price) to the Portfolio or other advisory clients.  Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Sub-Adviser, and the Sub-Adviser without incurring additional costs.  These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions.  However, the FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings

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under certain circumstances.  As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolio as well as shares of other investment companies or accounts managed by the Sub-Adviser.  This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolio.

Commission rates in the United States are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates.  The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

The Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Adviser or the Sub-Adviser or, if it is also a broker-dealer, the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for the Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer or Sub-Adviser, and if there is in effect a written contract between the Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer or Sub-Adviser to receive and retain such compensation.  The Sub-Advisory Agreements provide that such Sub-Adviser may retain compensation on transactions effected for the Portfolio in accordance with the terms of these rules.

SEC rules further require that commissions paid to such an affiliated broker-dealer or Sub-Adviser by the Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commission to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically.  Each of the following is a registered broker-dealer and an affiliate of DSL, an adviser to ING Investors Trust as of December 31, 2007:  ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Advisors B.V., ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherland Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

Any of the above firms may retain compensation on transactions effected for the Portfolio in accordance with these rules and procedures.

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For the fiscal year ended December 31, 2007, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio’s transactions involving the payment of commission to affiliates and the affiliate(s) are also noted):

Portfolio	Total Amount of Commission Paid	Total Amount of Commissions Paid to Affiliate	% of Total Commission Paid to Affiliate	% of Portfolio Dollar Amount of Transactions	Affiliate
ING Focus 5(1)	$152,666	$3.00	0.002%	0.003%	ING Securities

(1)          The Portfolio commenced operations August 20, 2007.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of the Portfolio is known as “portfolio turnover” and may involve the payment by the Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities.  Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during each year, all excluding securities whose maturities at acquisition were one year or less.  The Portfolio cannot accurately predict its turnover rate, however the rate will be higher when the Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events.  A high turnover rate would increase expenses and may involve realization of capital gains by the portfolios.

NET ASSET VALUE

As noted in the Prospectus, the net asset value (“NAV”) and offering price of each class of the Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE s open for trading.  As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day.  Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day.  Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day.  In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. See “Net Asset Value” in the “Information for Investors” section of the Prospectus.  The long-term debt obligations held in the Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  The valuation techniques applied in any specific instance may vary from case to case.  With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security,

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the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange.  Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open.  Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets.  Further, the value of the Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.  In calculating the Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV.  In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures.  Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations.  An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its NAV.  There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models.  Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment.  Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of NYSE.  Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate.  Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE on each date that the NYSE is open for business.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio’s total assets.  The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets.  Once the total value of the Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets.  The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day.  It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio.  Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

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PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield of the Portfolio, and the total return of the Portfolio in advertisements or sales literature.  In the case of Variable Contracts, performance information for the Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T) ^n = ERV (where P = a hypothetical initial payment of $1,000, T = average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods.  All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The following are the ING Focus 5 Portfolios’ average annual total returns for the periods indicated for each year ended December 31:

Portfolio	1 Year	5 Years	10 Years	Since Inception (8/20/07)
ING Focus 5
ADV Class	N/A	N/A	N/A	4.36%
Class I	N/A	N/A	N/A	4.62%
Class S	N/A	N/A	N/A	4.58%

The Portfolio may be categorized as to its market capitalization make-up (“large-cap,” “mid-cap” or “small-cap”) with regard to the market capitalization of the issuers whose securities it holds.  The Portfolio average or median market capitalization may also be cited.  Certain other statistical measurements may be used to provide measures of the Portfolio’s characteristics.  Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta.  Median and average P/E ratios are measures describing the relationship between the price of the Portfolio’s various securities and their earnings per share.  Duration is a weighted-average term-to-maturity of the bond’s cash flows, the weights being present value of each cash flow as a percentage of the bond’s full price.

Beta is a historical measure of a portfolio’s market risk; a Beta of 1.10 indicates that the portfolio’s returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).

Performance information for the Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Index, or other indices that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or person who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including (i) the ranking of the Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on over all performance or other criteria, and (ii) the effect of tax deferred compounding on the Portfolio’s investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in the Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning the Adviser, the Sub-Adviser, or

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affiliates of the Trust, the Adviser, or the Sub-Adviser, including (i) performance rankings of other mutual funds managed by the Sub-Adviser, or the individuals employed by the Sub-Adviser who exercise responsibility for the day-to-day management of the Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investments products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Adviser to the Trust, including information related to the selection and monitoring of the Sub-Adviser.  Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that the Portfolio is intended, based upon the Portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for the Portfolio will not take into account charges and deductions against any segregated asset accounts (“Separate Accounts”) to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Accounts will take such charges into account.  Performance information for the Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based.  Performance information should be considered in light of the Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

Shares of the Portfolio may be offered to Separate Accounts of insurance companies as investment options under Variable Contracts.  Shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Variable Contract and to the Portfolio’s Adviser and its affiliates.  Shares will generally not be offered to other investors.

The Portfolio intends to qualify to be taxed as a RIC under the Code.  To qualify for that treatment, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5 % of the value of the Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuers.  If the Portfolio qualifies as a RIC and distributes to its shareholders substantially all of its net income and let capital gains, then the Portfolio should have little or no income taxable to it under the Code.

The Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder.  Specifically, the Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.  These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer).  For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment.  In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

For a VLI Contract or a VA Contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.  Under current U.S. tax law,

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if a contract owner has excessive control over the investments made by a Separate Account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund.  In other words, in such a case of “investor control” the contact owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the Internal Revenue Service (“IRS”), there are two ways that impermissible investor control may exist.  The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Variable Contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolio satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions.  Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting the Portfolio.  You may not select or direct the purchase or sale of a particular investment of the Portfolio.  All investment decisions concerning the Portfolio must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner.  Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return on any specific investment or group of investments held by the Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Variable Contract.  Such guidance could be applied retroactively.  If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from the Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities.  Although highly unlikely, such an event may have an adverse impact on the fund and other Variable Contracts.  You should review your Variable Contract’s prospectus and statement of additional and you should consult your own tax adviser as to the possible application of the “investor control” doctrine to you.

If the Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, possibly state, and corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of the Portfolio’s available earnings and profits.  Owners of Variable Contracts which have invested in the Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  In addition, if the Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contacts and thereby lose the benefit of tax deferral.  For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax.  However, the excise tax does not apply when the Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts.  To avoid the excise tax, if the Portfolio does not qualify for this exemption, intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolio.  Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by the Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

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Foreign Investments — the Portfolio may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions.  Foreign tax withholdings from dividends and interest, if any, is generally at a rate between 10% and 35%.  The investment yield of the Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes.  Owners of Variable Contracts investing in the Portfolio bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

The Portfolio may invest in securities of “passive foreign investment companies” (“PFICs”).  A PFIC is a foreign corporation that, in general, meets either the following test:  (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the productions of, passive income.  The Portfolio, when investing in securities of PFICs, may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of the Portfolio making such investments.  Owners of Variable Contracts investing in the Portfolio would bear the cost of these taxes and interest charges.  In certain cases, the Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, the Portfolio’s intention to qualify annually as a RIC may limit the Portfolio’s elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

Real Estate Investment Trusts — The Portfolio may invest in REITs that hold residual interests in real REMICs.  Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of the Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusions”) will be subject to U.S. federal income tax in all events.  These regulations are also expected to provide that excess inclusion income of a RIC, such as the Portfolio, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.  In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-except entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.  In addition, if at any time during any taxable year a ‘disqualified organization’ (as defined in the Code) is a record holder of a share in a RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Portfolio and its shareholders.  No attempt is made to present a complete explanation of the federal tax treatment of the Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

CAPITALIZATION

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 66 investment portfolios.  The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each.  The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time, in the future.  Establishment and offering of additional portfolios will not alter the rights of the Trust’s shareholders.  When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust.  Shares do not have preemptive rights, conversion rights, or subscription rights.  In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that portfolio.  The Portfolio is diversified.

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VOTING RIGHTS

Shareholders of the Portfolio are given certain voting rights.  Each share of the Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services.  The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust.  In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interest of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.  The Trust’s shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.  The Trust is required to assist in shareholders’ communications.

PURCHASE OF SHARES

Shares of the Portfolio may be offered for purchase by Separate Accounts of insurance companies to serve as an investment medium for the Variable Contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolio serving as an investment option for Variable Contracts. Shares of the Portfolio are sold to insurance company Separate Accounts funding both VA Contracts and VLI Contracts and may be sold to insurance companies that are not affiliated.  The Trust currently does not foresee any disadvantages to Variable Contract owners or other investors arising from offering the Trust’s shares to Separate Accounts of unaffiliated insurers, Separate Accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interest of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict.  However, the Board and insurance companies whose Separate Accounts invest in the Trust are required to monitor events in order to identify any material conflicts between VA Contract owners and VLI Contract owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans.  The Board will determine what action, if any, should be taken in the event of such a conflict.  If such a conflict were to occur in one of more insurance company separate accounts, they might withdraw their investment in the Trust.  This might force the Trust to sell securities at disadvantageous prices.

If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Shares of the Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

Shares of the Portfolio may be redeemed on any business day.  Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form.  The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders.  If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of the the Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC.  If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

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EXCHANGES

Shares of the same class of the Portfolio may be exchanged for shares of the same class of any of the other investment portfolios of the Trust.  Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other portfolio and are effected at the respective NAVs per share of the Portfolio on the date of the exchange.  The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice.  Variable Contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolio, and should refer to the Prospectuses for the applicable Variable Contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company Separate Account that invest in the Portfolio.

The Trust reserves the right to discontinue offering shares of the Portfolio at any time.  In the event that the Portfolio ceases offering its shares, any investments allocated by an insurance company to the Portfolio will be invested in ING Liquid Assets Portfolio or any successor to such Portfolio.

CUSTODIAN

The Bank of New York Mellon Corporation (formerly The Bank of New York), One Wall Street, New York, NY 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for the Portfolio.

TRANSFER AGENT

DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolio.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 99 High Street, Boston, MA 02110 serves as the independent registered public accounting firm to the Portfolio.  KPMG provides audit and tax services, and assistance and consultation in connection with the SEC filings.

LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

This SAI and the accompanying Prospectuses do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus.  Certain portions of the Registration Statement have been omitted pursuant to the rules and regulation of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Financial statements for the Portfolio for the fiscal year ended December 31, 2007 are included in the Portfolio’s annual shareholder report and are incorporated by reference in this SAI and may be obtained without charge by contacting the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, (800)-366-0066.

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APPENDIX A:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa – judged to be the best quality; they carry the smallest degree of investment risk.  Aa – judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds.  A – possess many favorable investment attributes and are to be considered as “upper medium grade obligations.”  Baa – considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba – judged to have speculative elements; their future cannot be considered as well assured.  B – generally lack characteristics of the desirable investment.  Caa – are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.  Ca – speculative in a high degree; often in default. C – lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories.  The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor’s Rating Group (“S&P”) description of its bond ratings:

AAA – highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA – also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.  A – regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.  BBB – regarded as having an adequate capacity to pay interest and repay principal, whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories – this group is the lowest which qualifies for commercial bank investment.  BB, B, CCC, CC, C – predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation:  BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories.  The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG.  Such ratings recognize the differences between short-term credit and long-term risk.  Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1:  This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:  This denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months.  Moody’s makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.  The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

A-1

PRIME-1:  Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short- term promissory obligations.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

AAA:  Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:  Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A:  Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:  Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, CC:  Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI:  The “CI” rating is reserved for income bonds on which no interest is being paid.

D:  Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-):  The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

SP-1:  Issues carrying this designation have a very strong or strong capacity to pay principal and interest.  Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2:  Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

And S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days.  The two rating categories for securities in which the Trust may invest are as follows:

A-1:  This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2:  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of

A-2

safety is not as high as for issues designated “A-1.”

A-3

APPENDIX B:  PROXY VOTING PROCEDURES AND GUIDELINES

B-1

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  March 27, 2008

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.            COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee

 (1)          Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance  Committee with respect to any other Fund.

 (2)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

B-1

may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.           DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to  recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

 (1)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

B-2

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.           APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.            VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any

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research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.   Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.   Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

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Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.   Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.   Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish

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whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.           CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.         REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website.  No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

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EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE DEVELOPMENT EQUITY FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTMENT FUNDS, INC.

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP NATURAL RESOURCES TRUST

 (1)          Sub-Adviser-Voted Series:  ING Franklin Mutual Shares Portfolio

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EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES, LLC

PROXY VOTING PROCEDURES

I.              INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

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II.            ROLES AND RESPONSIBILITIES

A.            Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.            Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to

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call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.            Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable,

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(2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use

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best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.           VOTING PROCEDURES

A.            In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in

B-12

this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.   Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.   Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

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4.   The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.           ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.            Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.            Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

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In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.            REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

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APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Effective as of January 1, 2008

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EXHIBIT 3

to the

ING Funds
Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.             INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.            GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

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It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.             The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely

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independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD support from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

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If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees when (1) the issue relevant to the majority negative vote has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD support from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

DO NOT WITHHOLD support from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Generally:

(1)       Where applicable and except as otherwise provided for herein, DO NOT WITHHOLD support from nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)       In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees.

(3)       If the Agent recommends withholding support from nominees in connection with executive compensation or perquisites related to retention or recruitment, including severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure.

(4)       If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(5)       If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)       Generally, vote FOR independent outside director nominees serving on the audit committee.

(2)       Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support from nominees serving on the audit committee who did not serve

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on that committee during the majority of the time period relevant to the concerns cited by the Agent.

(3)       If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis.

(4)       If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)       WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)       WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)       Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)       Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)       When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment

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Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary

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obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)       The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)       Only if the director’s legal expenses would be covered.

2.             Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.             Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

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4.             Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

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5.             Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

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Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.             Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•      In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•      If the dissidents agree, the policy remains in place.

•      If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

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Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis, with voting decisions determined based on the Agent’s criteria, considering whether the related proposal received the requisite support for approval and was adopted for the benefit of the company and its shareholders.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

7.         Capital Structure

Analyze on a CASE-BY-CASE basis.

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Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•      Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•      Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•      Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•      Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

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Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if the Agent otherwise supports management’s rationale.

Preferred Stock

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

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Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation as assessed by the Agent.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.         Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•      Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•      Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE.

•      Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•      Generally, vote AGAINST plans administered by potential grant recipients.

•      Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for plan changes assessed as material by the Agent, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•      Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the

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Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE.

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

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Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change-in-control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

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Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.

9.         State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.       Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

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Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.       Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, consider proposals to change a fund’s fundamental investment objective to nonfundamental on a CASE-BY-CASE basis.

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Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally

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be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.          Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•      the opening of the shareholder meeting

•      that the meeting has been convened under local regulatory requirements

•      the presence of quorum

•      the agenda for the shareholder meeting

•      the election of the chair of the meeting

•      the appointment of shareholders to co-sign the minutes of the meeting

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•      regulatory filings (e.g., to effect approved share issuances)

•      the designation of inspector or shareholder representative(s) of minutes of meeting

•      the designation of two shareholders to approve and sign minutes of meeting

•      the allowance of questions

•      the publication of minutes

•      the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

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DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•      bundled slates of nominees (e.g., France, Hong Kong or Spain);

•      simultaneous reappointment of retiring directors (e.g., South Africa);

•      in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•      nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

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Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•      the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•      culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•      the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.  The same policy shall be applied regarding attendance by statutory auditors of Japanese companies.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

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Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.  Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure) and there is no evidence of abuse.  For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to

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preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•      exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•      provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting Agent’s standards (e.g., France);

•      are administered with discretion by potential grant recipients;

•      provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•      permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•      for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•      provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device;

•      provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•      permit post-employment vesting if deemed inappropriate by the Agent;

•      allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•      provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if the company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation.  Unless otherwise provided for herein, market practice of the primary country in which a company does

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business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:

(1)   practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)   retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)   equity award valuation triggering a negative recommendation from the Agent; or

(4)   provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.  Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital as well as market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter

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relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows:

•      Generally, vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•      Vote FOR specific proposals to increase authorized capital, unless:

•      the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•      the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•      Vote AGAINST proposals to adopt unlimited capital authorizations.

•      The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•      Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•      Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•      Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case

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of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.  For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s standards.  In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Allocation of Income and Dividends

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes.  In the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s).

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing

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level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•      it is editorial in nature;

•      shareholder rights are protected;

•      there is negligible or positive impact on shareholder value;

•      management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•      it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

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•      the company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•      it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•      it reduces relevant disclosure to shareholders;

•      it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•      it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

•      it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•      Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•      Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•      If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•      Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

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ING INVESTORS TRUST

7337 East Doubletree Ranch Road

Scottsdale, AZ  85258

1-800-366-0066

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2008

ING Franklin Templeton Founding Strategy Portfolio

Adviser Class, Institutional Class and Service Class Shares

This Statement of Additional Information (“SAI”) relates to the series listed above (“Portfolio”) of ING Investors Trust (“Trust”).  A prospectus or prospectuses dated April 28, 2008 (each, a “Prospectus” and collectively, the “Prospectuses”)  for the Portfolio that provides the basic information you should know before investing in the Portfolio, may be obtained without charge from the Portfolio or from the Portfolio’s principal underwriter, ING Funds Distributor, LLC at the address written above.  This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated April 28, 2008, which have been filed with the U.S. Securities and Exchange Commission (“SEC”).  Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in this SAI expands on information contained in the Prospectuses and any supplements thereto.  Copies of the Portfolio’s Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.  The Portfolio’s financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2007 are incorporated herein by reference.

Shares of the Portfolio are sold to insurance company separate accounts, so that the Portfolio may serve as an investment option under variable life insurance policies (“VLI Contracts”) and variable annuity contracts (“VA Contracts”) issued by insurance companies (“Variable Contracts”).  The Portfolio also may sell its shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), insurance companies, and any investment adviser to the Portfolio as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolio.  Shares of the Portfolio are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V.  For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

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INTRODUCTION	1
HISTORY OF THE TRUST	1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES	1
INVESTMENT RESTRICTIONS	50
MANAGEMENT OF THE TRUST	51
BOARD	59
ADVISER	65
EXPENSE LIMITATION AGREEMENT	67
ADMINISTRATOR	67
DISTRIBUTION OF TRUST SHARES	68
SHAREHOLDER SERVICE AND DISTRIBUTION PLAN FOR ADV CLASS SHARES	68
SHAREHOLDER SERVICE PLAN FOR CLASS S SHARES	70
DISCLOSURE OF THE PORTFOLIO’S PORTFOLIO SECURITIES	71
PROXY VOTING PROCEDURES	72
PORTFOLIO TRANSACTIONS	73
PORTFOLIO TURNOVER	78
NET ASSET VALUE	78
PERFORMANCE INFORMATION	80
TAXES	81
APPENDIX A: DESCRIPTION OF BOND RATINGS	A-1
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES	B-1

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser (“ADV Class”), Institutional (“Class I”) and Service (“Class S”) Class shares of the Portfolio, including the discussion of certain securities and investment techniques.  The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolio’s securities and investment techniques.  Some of the Portfolio’s investment techniques are described only in the Prospectuses and are not repeated herein.  Unless otherwise noted, the Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser, Directed Services LLC (“DSL”) or a sub-adviser to an Underlying Fund reasonably believes is compatible with the investment objectives and policies of the Portfolio.  Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses Terms not defined herein have the meanings given to them in the Prospectus.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 66 investment Portfolios.  The Trust is authorized to issue multiple Portfolios and classes of shares, each with different investment objectives, policies and restrictions.  This SAI pertains only to ING Franklin Templeton Founding Strategy Portfolio.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust.   On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Portfolio normally invests all of its assets in shares of other ING mutual funds (“Underlying Funds”), as described in the Prospectuses. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Portfolio does not invest directly in securities. However, they are subject to the risks described below indirectly through their investment in the Underlying Funds.  The Underlying Funds may use any or all of these techniques at any one time, and the fact that an Underlying Fund may use a technique does not mean that the technique will be used.  An Underlying Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Underlying Fund’s investment objective, policies and restrictions described in the Underlying Fund’s Prospectus and/or SAI, as well as the federal securities laws.

FIXED-INCOME INVESTMENTS

Adjustable Rate Mortgage Securities

Certain of the Underlying Funds may invest in adjustable rate mortgage securities (“ARMS”).  ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on an ARM is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of

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ARMS tends to be more stable than that of long-term fixed rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Portfolio, the National Median Cost of Portfolio, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Agency Mortgage Securities

Certain of the Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises.  There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Asset-Backed Securities

Certain of the Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately issued mortgage-related and asset-backed securities, the Underlying Funds take the position that such instruments do not represent interests in any particular industry or group of industries.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile ReceivablesSM (“CARSSM”).  CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts.  If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of

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depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities also include Aircraft Lease Receivables (“ALRs”).  ALRs are generally structured as a pass-through trust, a special purpose vehicle.  The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately.  The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the ALRs are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

Asset-backed securities can also include collateralized putable notes (“CPNs”).  CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty.  CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

Banking Industry And Savings Industry Obligations

Certain of the Underlying Funds may invest in (1) certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations (“S&Ls”).  Certain of the Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See “Foreign Investments” discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  Foreign banks are not generally subject to examination by any U.S. government agency or

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instrumentality.

Brady Bonds

Certain of the Underlying Funds may invest in Brady Bonds.  “Brady Bonds” are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative.  Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds.  Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation’s reserves.  Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest.  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative.  Brady Bonds acquired by an Underlying Fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.

Collateralized Debt Obligations

Certain of the Underlying Funds may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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Collateralized Mortgage Obligations

Certain of the Underlying Funds may invest in collateralized mortgage obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC, or the FNMA (each as described below), and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z.  The portfolio A, B, and C Bonds all bear current interest.  Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

Commercial Mortgage-Backed Securities

Certain of the Underlying Funds may invest in commercial mortgage-backed securities.  Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Certain of the Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes (“ECN”)), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations.  Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by Standard & Poor’s; (ii) if not rated by either Moody’s or Standard & Poor’s, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or Standard & Poor’s; or (iii) if

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not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.

Commercial paper obligations may include variable rate master demand notes.  These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower.  These notes permit daily changes in the amounts borrowed.  The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty.  Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded.  However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.  In connection with master demand note arrangements, the sub-adviser that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand.  The sub-adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit.  These notes generally are not rated by Moody’s or Standard & Poor’s; the Underlying Fund may invest in them only if the sub-adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest.  Master demand notes are considered by the Underlying Fund to have a maturity of one day, unless the sub-adviser has reason to believe that the borrower could not make immediate repayment upon demand.  See Appendix A for a description of Moody’s and Standard & Poor’s ratings applicable to commercial paper.  For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Portfolio’s Board of Trustees (“Board”) shall not be considered to be restricted.

Corporate Debt Securities

Certain of the Underling Funds may invest in corporate debt securities, as stated in the Underlying Funds’ investment objectives and policies in the relevant Prospectuses or SAIs. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.  Some Underlying Funds may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor’s Rating Corporation (“Standard & Poor’s” or “S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”), or, if not rated by S&P or Moody’s, of equivalent quality as determined by the sub-adviser.  Other Underlying Funds may invest in debt securities that are rated Baa3 or better by Moody’s or BBB- or better by S&P, if not rated by S&P or Moody’s, of equivalent quality as determined by the sub-adviser.  The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally.  There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics.  A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time.  The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels.  However, the Underlying Fund will not accrue any income on these securities prior to delivery.  The Underlying Fund will maintain in a segregated

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account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s or Standard and Poor’s do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the sub-adviser of the Underlying Fund.

Credit-Linked Notes

Certain of the Underlying Funds may invest in credit-linked notes (“CLN”). A CLN is generally issued by one party with a credit option, or risk, linked to a second party.  The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or an Underlying Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective.  The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced).  The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Custodial Receipts and Trust Certificates

Certain of the Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities.  These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATs”).

Certain of the Underlying Funds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond.  Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a municipal bond of comparable quality and maturity.

Custodial receipts and trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates.

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Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers.  Thus, in the event an underlying issuer fails to pay principal and/or interest when due, an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

Delayed Funding Loans and Revolving Credit Facilities

Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.  Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.  The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund’s limitation on illiquid investments.  Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund’s investment restriction relating to the lending of funds or assets.

Eurodollar and Yankee Dollar Instruments

Certain of the Underlying Funds may invest in Eurodollar and Yankee Dollar instruments.  Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States,

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primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See “Foreign Investments.”

Event-Linked Bonds

Certain of the Underlying Funds may invest in event-linked bonds.  Event-linked bonds are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.”  If a trigger event occurs, the Underlying Fund may lose a portion or all of its principal invested in the bond.  Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  Event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.

Floating or Variable Rate Instruments

Certain of the Underlying Funds may invest in floating or variable rate instruments. Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest.  Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks.  Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.).  An Underlying Fund would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds.  Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by an Underlying Fund.  These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Underlying Fund may retain the bond if interest rates decline.  By acquiring these kinds of bonds, an Underlying Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

FNMA and FHLMC Mortgage-Backed Obligations

Certain of the Underlying Funds may invest in FNMA and FHLMC mortgage-backed obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC.  FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans.  FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government.  FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

FNMA is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.  FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers.  FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  Its stock is owned by the twelve Federal Home Loan Banks.  FHLMC issues Participation Certificates (“PCs”) which represent

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interests in conventional mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default.  PCs are not backed by the full faith and credit of the U.S. government.  As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Foreign Bank Obligations

Certain of the Underlying Funds may invest in foreign bank obligations. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Mortgage-Related Securities

Certain of the Underlying Funds may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

GNMA Certificates

Certain of the Underlying Funds may invest in GNMA Certificates.  GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a periodic payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.  Mortgage-backed securities issued by GNMA are described as “modified pass-through” securities.  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at

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times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.  The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary.  Other mortgage-backed securities, such as those of the FHLMC and the FNMA, trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.  Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal.  Prepayment rates vary widely and may be affected by changes in market interest rates.  In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

Guaranteed Investment Contracts

Certain of the Underlying Funds may invest in guaranteed investment contracts (“GICs”).  GICs are issued by insurance companies.  Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company’s general account.  The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index.  The GICs provide that this guaranteed interest will not be less than a certain minimum rate.  The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio.  In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

High-Yield Bonds

Certain of the Underlying Funds may invest in high-yield bonds.  “High-Yield Bonds” (commonly referred to as “junk bonds”), are bonds rated lower than Baa3 by Moody’s or BBB- by Standard & Poor’s, or, if not rated by Moody’s or Standard & Poor’s, of equivalent quality.  In general, high-yield bonds are not considered to be investment grade and investors should consider the risks associated with high-yield bonds before investing in the Portfolio that invests in an Underlying Fund that has the ability to hold high-yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities.  High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high-yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high-yield market.  Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

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High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds.  The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery.  In the case of high-yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds.  Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high-yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Underlying Fund’s shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.  When secondary markets for high-yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

Industrial Development and Pollution Control Bonds

Certain of the Underlying Funds may invest in industrial development and pollution control bonds. Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Inflation-Indexed Bonds

Certain of the Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

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Loan Participations

Certain of the Underlying Funds may purchase participations in commercial loans.  Such indebtedness may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender.  The participation interests in which the Underlying Funds intend to invest may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.  Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower.  In the event that an agent bank or financial intermediary becomes insolvent, the Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected.  If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower’s obligation or that the collateral can be liquidated.  If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested.  Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to the Underlying Fund.  For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund’s daily share price.

Moral Obligation Securities

Certain of the Underlying Funds may invest in moral obligation securities. Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

Mortgage-Backed Securities

Certain of the Underlying Funds may invest in mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed- rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.  The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal

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prepayments in an increasing interest rate environment.  Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.  Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate.  In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities.  Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Some of these mortgage-related securities may have exposure to sub prime loans or sub prime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to sub prime loans or mortgages.  Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency.  These instruments may not be liquid.

Municipal Lease Obligations

Certain of the Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. They may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.  An Underlying Fund may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization (“NRSRO”); (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Municipal Securities

Certain of the Underlying Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

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Participation on Creditors Committees

Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund.  Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.  Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

Privately-Issued Mortgage-Backed Securities

Certain of the Underlying Funds may invest in privately issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions).  These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.  Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time.  Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Savings Association Obligations

Certain of the Underlying Funds may invest in certificates of deposit (interest bearing time deposits) issues by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports or less than $100 million if the principal amount of such obligation is fully insured by the U.S. government.

Short-Term Municipal Obligations

Certain of the Underlying Funds may invest in short-term municipal obligations.  These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

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Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Stripped Mortgage-Backed Securities

Certain of the Underlying Funds may invest in stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Underlying Fund’s limitations on investment in illiquid securities.

Subordinated Mortgage Securities

Certain of the Underlying Funds may invest in subordinated mortgage securities.  Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

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In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.  The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities.  The Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance

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policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Trust-Preferred Securities

Certain of the Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities.  Trust-preferred securities are securities that have the characteristics of both debt and equity instruments.  Generally, trust-preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets. The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution.  The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt.  The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities.  The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the common stockholders in the event the financial institution is liquidated. The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are

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treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust.  In this pooled offering, a separate trust is created.  This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions.  Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

U.S. Government Securities

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities.  Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury.  Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (“GNMA”) certificates, described in the section on “Mortgage-Backed Securities,” and Federal Housing Administration debentures).  In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality.  Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury.  However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality.  These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  Each Underlying Fund will invest in securities of such agencies or instrumentalities or when the adviser or sub-adviser of the Underlying Fund is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Several of the Underlying Funds may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

Zero-Coupon and Pay-in-Kind Bonds

Certain of the Underlying Funds may invest in zero-coupon and pay-in-kind bonds.  Zero-coupon bonds are

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issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund’s distribution obligations.

EQUITY INVESTMENTS

Common Stock and Other Equity Securities

Common stocks represent an equity (ownership) interest in a corporation.  This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company’s organization and operations.  Certain of the Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock.  In selecting equity investments for an Underlying Fund, the sub-adviser will generally invest the Underlying Fund’s assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

Certain of the Underlying Funds may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.  An Underlying Fund will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s or “A” or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

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Corporate Reorganizations

Certain of the Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring.  Such indebtedness may be in the form of loans, notes, bonds or debentures.  In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal.  The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated.  These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value.  The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the sub-adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offer or as well as the dynamics of the business climate when the offer or proposal is in progress.

Derivatives

Certain of the Underlying Funds may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

An Underlying Fund’s transactions in derivative instruments may include:

•	the purchase and writing of options on securities (including index options) and options on foreign currencies;
•	the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed-income securities; and
•

entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the sub-adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If the sub-adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Underlying Fund’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include:  adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. An Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments.  The loss from investing in derivative instruments is potentially unlimited.

Certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings.  Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the sub-adviser’s judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with an Underlying Fund’s investments, the use of derivatives could result in a loss to the Underlying Fund and may, in turn, increase the Underlying Fund’s volatility.  In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

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Eurodollar Convertible Securities

Certain of the Underlying Funds may invest in Eurodollar convertible securities. Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

Futures Contracts and Options on Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place.  Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date.  Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date.  Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss.  Where an Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

Gold Futures Contracts

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price.  When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price.  An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage.  An Underlying Fund’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Interest Rate Futures Contracts

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities.  As a hedging strategy an Underlying Fund might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields.  Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future.  A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

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An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold.  While the Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

Investment In Gold And Other Precious Metals

Some of the Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals.  In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (“Code”), each Underlying Fund intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold and other precious metals for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value).  Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank.  Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors.  Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals.  Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia.  Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Limitations

When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract.  When writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by an Underlying Fund.  A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

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Options on Futures Contracts

A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option.  Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position.  In the case of a put option, the converse is true.  A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.

Certain of the Underlying Funds may use options on futures contracts in connection with hedging strategies.  Generally these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt securities, as described hereafter in “Options on Securities and Securities Indices.”

Preferred Stock

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Stock Index Futures Contracts

A “stock index” assigns relative values to the common stock included in an index (for example, the Standard & Poor’s 500® Composite Stock Price (S&P 500®) Index or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks.  A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion.  Stock index futures contracts might also be sold:

(1)	when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:
	(a)	forego possible price appreciation;
	(b)	create a situation in which the securities would be difficult to repurchase; or
	(c)	create substantial brokerage commissions;

(2)

when a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the sub-adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

(3)	to close out stock index futures purchase transactions.

Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested.  Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion.  As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions.  Stock index futures might also be purchased:

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(1)

if an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or

(2)	to close out stock index futures sales transactions.

As long as required by regulatory authorities, each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section, in order to avoid being deemed a commodity pool.  For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Underlying Fund’s securities or the price of the securities which an Underlying Fund intends to purchase.  An Underlying Fund’s hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates.  Although other techniques could be used to reduce that Underlying Fund’s exposure to interest rate fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.  See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities (“initial margin”).  The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes.  Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month).  If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain, or if it is less, an Underlying Fund realizes a capital loss.  The transaction costs must also be included in these calculations.

Warrants

Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving

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him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.  Warrants are sometimes sold in unit form with other qualification as a regulated investment company.  The result of a hedging program cannot be foreseen and may cause the Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  They pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.

OPTIONS ON SECURITIES AND SECURITIES INDICES

Credit Default Swaps

Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes.  As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.  In return, an Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations.  As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap.  Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability).  It would also involve credit risk – that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

Dollar Roll Transactions

Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or “covered rolls” in which an Underlying Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date.  The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period.  During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period.  The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction.  As used herein the term “dollar roll” refers to dollar rolls that are not “covered rolls.”  At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund.  “Covered rolls” are not subject to these segregation requirements. Dollar roll transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Underlying Fund.

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General

The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by the Underlying Fund is included in the Underlying Fund’s assets and an equal amount is included in its liabilities.  The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated With Futures and Futures Options

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While an Underlying Fund’s transactions in futures may protect an Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Underlying Fund’s securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Underlying Fund and the hedging vehicle so that the Underlying Fund’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Underlying Fund seeks to close out a futures contract or a futures option position.  Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

Hybrid Instruments

Certain of the Underlying Funds may invest in hybrid instruments.  Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter “Hybrid Instruments”).  Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities

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(collectively “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”).  Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level.  Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs.  Of course, there is no guarantee that the strategy will be successful, and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies.  Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark.  The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked.  Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.  Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument.  Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument.  Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet an Underlying Fund’s needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt

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securities.  In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of an Underlying Fund.

Indexed Securities

Certain of the Underlying Funds may invest in indexed securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Lease Obligation Bonds

Certain of the Underlying Funds may invest in lease obligation bonds.  Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term.  The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders.  The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default.  The remedy to cure default is to rescind the lease and sell the assets.  If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund’s limit on illiquid securities.

Options on Securities Indices

Certain of the Underlying Funds may purchase or sell call and put options on securities indices for the same purposes as it purchase or sells options on securities.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.  When such options are written, the Underlying Fund is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold.  Purchased options may not enable the Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value of the Underlying Fund’s securities.  Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

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Over-the-Counter Options

Certain of the Underlying Funds may write or purchase options in privately negotiated domestic or foreign transactions (“OTC Options”), as well as exchange-traded or “listed” options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Underlying Fund may be considered an illiquid security.  In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the SEC has taken the position that purchased OTC Options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund’s assets (“SEC illiquidity ceiling”).  OTC Options entail risks in addition to the risks of exchange-traded options.  Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option.  With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

Purchasing Options on Securities

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option.  Certain of the Underlying Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value.  Securities are considered related if their price movements generally correlate to one another.  For example, the purchase of put options on debt securities held by an Underlying Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security.  In addition, an Underlying Fund would continue to receive interest income on such security.

Certain of the Underlying Funds may purchase call options on securities to protect against substantial increases in prices of securities an Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner.  Certain of the Underlying Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Certain of the Underlying Funds may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities (“LEAPS”) and Buy Write Option Unitary Derivatives (“BOUNDs”).  LEAPS provide the holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities’ capital appreciation up to a fixed dollar amount.

Risks of Options Transactions

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation

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under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, an Underlying Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If an Underlying Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in an Underlying Fund’s net asset value being more sensitive to changes in the value of the underlying securities.

Structured Securities

Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.  The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions.  Whether an Underlying Fund’s use of swap agreements will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, an Underlying Fund bears the risk of loss of the amount

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expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments. The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. For purposes of applying an Underlying Fund’s investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by an Underlying Fund at market value.  In the case of a credit default swap sold by an Underlying Fund (i.e., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount.  The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Variable and Floating Rate Securities

Certain of the Underlying Funds may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.).  Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.  The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value.  In many cases, the demand feature can be exercised at any time on 7 days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year.  Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Certain of the Underlying Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns.  Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund’s other assets.  Although the Underlying Fund could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or delayed delivery security prior to settlement if a sub-adviser deems it appropriate to do so.  The Underlying Fund may realize short-term profits or losses upon such sales.

Writing Covered Call and Secured Put Options

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, certain of the Underlying Funds may write covered call options.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.  During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction.  Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable an Underlying

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Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, certain of the Underlying Funds may write secured put options.  During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Certain of the Underlying Funds may write a call or put option only if the option is “covered” or “secured” by the Underlying Fund holding a position in the underlying securities.  This means that so long as the Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call.  Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option.  A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price.  Certain of the Underlying Funds may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities.  Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.

FOREIGN INVESTMENTS

Currency Management

An Underlying Fund’s flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying an Underlying Fund’s investments should help increase the net asset value of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the Underlying Fund’s securities are denominated will generally lower the net asset value of the Underlying Fund. The sub-adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.

Depositary Receipts

Certain of the Underlying Funds may invest in depositary receipts, including ADRs. ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

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EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.  Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.  Depositary Receipts also involve the risks of other investments in foreign securities.

Equity and Debt Securities Issued or Guaranteed by Supranational Organizations

Certain Underlying Funds may invest assets in debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Exchange Rate-Related Securities

Certain of the Underlying Funds may invest in securities that are indexed to certain specific foreign currency exchange rates.  The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security.  An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.  The staff of the SEC is currently considering whether a mutual fund’s purchase of this type of security would result in the issuance of a “senior security” within the meaning of the 1940 Act.  The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, ending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

Investment in exchange rate-related securities entails certain risks.  There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked.  In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets.  Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

Foreign Currency Transactions

Certain of the Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.  The Underlying Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign

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currencies.

Foreign Securities

Certain Underlying Funds may invest in equity securities of foreign issuers, including ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”), which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the “Banking Industry and Savings Industry Obligations” discussion in this SAI for further description of these securities.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets.  Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.  There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States.  An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.  In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  A number of emerging market countries restrict, to varying degrees, foreign investment in securities.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries.  A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.  There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund’s investment.

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Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that an Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Forward Currency Contracts

Certain of the Underlying Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

An Underlying Fund may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates.  An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar.  Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Underlying Funds may enter into forward foreign currency contracts in two circumstances.  When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to “lock in” the U.S. dollar price of the security.  By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund’s securities denominated in or exposed to such foreign currency.  The precise matching of the forward contract amounts

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and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund’s securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets.  At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract.  Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver.

If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  Should forward prices decline during the period between the Underlying Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts are not traded on regulated commodities exchanges.  There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time.  In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction.  The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

International Debt Securities

Certain of the Underlying Funds may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depositary Receipts (“ADRs”), consistent with their policies.  These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, an Underlying Fund would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar.  These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic

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policies) as well as technical and political data.  Subsequent foreign currency losses may result in an Underlying Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders.  An Underlying Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative.  Although a portion of an Underlying Fund’s investment income may be received or realized in foreign currencies, the Underlying Fund would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions.  Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers.  For example, foreign issuers are not required to use generally accepted accounting principles.  If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”).  The values of foreign securities investments will be affected by incomplete or inaccurate information available to the investment adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy.  In addition, it is generally more difficult to obtain court judgments outside the United States.

Options On Foreign Currencies

Certain of the Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized.  For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant.  In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency.  If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.  As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.  In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes.  For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs.  As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of

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exchange-traded instruments.  Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium.  Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options.  As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.  If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium.  Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates.  An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Passive Foreign Investment Companies

Certain of the Underlying Funds may invest in securities of “passive foreign investment companies” (“PFICs”).  Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries.  However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities.  The Underlying Funds may subject to certain percentage limits under the Investment Company Act of 1940 (“1940 Act”) and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund’s assets may be invested in such securities.

Sovereign Debt

Certain of the Underlying Funds may invest in sovereign debt securities issued by governments of foreign countries.  The sovereign debt in which the Underlying Fund may invest may be rated below investment grade.  These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt.  Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities.  An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any.  Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject

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to the political climate in the relevant country.  The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements.  Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.

OTHER INVESTMENT PRACTICES AND RISKS

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund’s NAV; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Underlying Fund’s shares. In the event that an Underlying Fund borrows, the Underlying Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements will be included as borrowing.  Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund’s borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Underlying Fund’s obligations under the when-issued or delayed delivery arrangement.

Exchange Traded Funds (“ETFs”)

An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment.  ETFs are passively managed and traded similar to a publicly traded company.  Similarly, the risks and costs are similar to that of a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  Because ETFs trade on an exchange, they may not trade at net asset value (“NAV”).  Sometimes, the prices of ETFs may vary significantly from the NAVs of their underlying indices.  Additionally, if an Underlying Fund elects to redeem its ETF shares rather than selling them in the secondary market, the Underlying Fund may receive the underlying securities which it would then have to sell in order to obtain cash.  Additionally, when an Underlying Fund invests in ETFs, shareholders of the Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Foreign Currency Warrants

Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for

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example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or the Euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Hard Asset Securities

The production and marketing of hard assets or global resources may be affected by actions and changes in governments.  In addition, hard asset companies and securities of hard asset companies may be cyclical in nature.  During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets.  In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others.  Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset.  In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are trust-issued receipts that represent a fund’s beneficial ownership of a specific group of stocks.  HOLDRs involve risks similar to the risks of investing in common stock.  For example, an Underlying Fund’s investments will decline in value if the underlying stocks decline in value.  Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when a sub-adviser might wish to sell, and these securities could

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have the effect of decreasing the overall level of an Underlying Fund’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition.  Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline.  Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Trust’s Board.

Initial Public Offerings (“IPOs”)

Certain of the Underlying Funds may invest in IPOs.  IPOs occur when a company first offers its securities to the public.  Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information.  As a result of this or other factors, the Underlying Fund’s sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Underlying Funds.  Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Underlying Fund’s shareholders.  In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Underlying Fund’s performance when the Underlying Fund’s asset bases are small.  Consequently, IPOs may constitute a significant portion of the Underlying Fund’s returns particularly when the Underlying Fund is small.  Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of an Underlying Fund’s assets as it increases in size and therefore have a more limited effect on the Underlying Fund’s performance in the future.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase.  The number or quality of IPOs available for purchase by the Underlying Funds may vary, or entirely disappear.  In some cases, the Portfolio may not be able to purchase IPOs at the offering price, but may purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Underlying Funds to realize a profit.

Internet And Internet-Related Companies

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development.  As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence.  Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies.  Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful.  In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent

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protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses.  Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

Risk Considerations Regarding The Internet Industry

The value of shares of an Underlying Fund invested in the Internet industry may fluctuate based upon risk factors affecting the Internet industry and related industries.  Stocks of many Internet companies for which IPOs occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability.  Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business, results of operations and financial condition.  In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business, results of operations and financial condition.

iShares MSCI Index Shares

Certain of the Underlying Funds may invest in iShares MSCI Index Shares (“iShares”) (formerly known as World Equity Benchmark Shares (“WEBS”)). WEBS were a form of ETF on the AMEX.  They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indices.  Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs.  However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund’s shares could also be substantially and adversely affected.  If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See “Exchange Traded Funds”).

Lending Portfolio Securities

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Underlying Fund’s investment program.  While the securities are being lent, the Underlying Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.  The Underlying Fund has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on

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foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets.  The Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote.  The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.  Loans will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them.  Examples include face-amount certificate companies, unit investment trusts and management companies.  Shareholders of the Portfolio bear their proportionate share of the underlying investment companies’ fees and expenses.

The Portfolio and certain of the Underlying Funds may invest in shares issued by investment companies to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC, except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger.   Certain Underlying Funds may invest in shares of certain types of investment companies referred to as “SPDRs” and/or “iShares”, as defined below.  Certain Underlying Funds may invest in Exchange Traded Funds, as defined below. An Underlying Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company; (2) invest more than 5% of the Underlying Fund’s total assets in the investment company; or (3) invest more than 10% of the Underlying Fund’s total assets in all investment company holdings.  As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company’s expenses, including management fees in the case of a management investment company.

Performance Indexed Paper

Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Portfolio Turnover

Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the sub-adviser believes that such a disposition is consistent with the Underlying Fund’s investment objective.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions.  A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund’s shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

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Principal Exchange Rate Linked Securities

Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Private Funds

Certain of the Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund’s ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of an Underlying Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

Real Estate Investment Trusts (“REITs”)

Certain of the Underlying Funds may invest in REITs.  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments.  Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code.  An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

Risks Associated with the Real Estate Industry

Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general.  These risks include, among others:

•	possible declines in the value of real estate;
•	adverse general or local economic conditions;
•	possible lack of availability of mortgage funds;
•	overbuilding;
•	extended vacancies of properties;
•	increases in competition, property taxes and operating expenses;
•	changes in zoning or applicable tax law;

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•	costs resulting from the clean-up of, and liability to third parties for damages resulting from environmental problems;
•	casualty or condemnation losses;
•	uninsured damages from floods, earthquakes or other natural disasters;
•	limitations on and variations in rents; and
•	unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended.  REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act.  Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

Repurchase Agreements

Certain of the Underlying Funds may invest in repurchase agreements.  The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Underlying Fund is invested in the security.  This results in a fixed rate of return protected from market fluctuations during the period of the agreement.  This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The sub-adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Underlying Fund.  The sub-adviser, in accordance with procedures established by the Board of directors/trustees of the Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.

Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Fund’s Board of directors/trustees, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Underlying Fund’s limitation of 15% of the net assets of the Underlying Fund on investing in illiquid securities.  If the seller should become bankrupt or default on its obligations to repurchase the securities, the Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline.  The Underlying Fund also might incur disposition costs in connection with liquidating the securities.

Restricted Securities

Certain of the Underlying Funds also may purchase securities that are not registered under the 1933 Act (“restricted securities”), including those that can be offered and sold to qualified institutional buyers (“QIB”) under Rule 144A under the 1933 Act (“Rule 144A securities”).  An Underlying Fund’s board of directors/trustees, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments.

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This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that QIBs become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund.  Subject to an Underlying Fund’s limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds’ inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other Rule 144A securities do not have registration rights attached when first issued.  As such, these securities can only be bought from and sold to QIBs. Nonetheless, a small market exists for trading Rule 144A securities.  An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price.  An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.  An Underlying Fund typically will segregate assets determined to be liquid by the sub-adviser to cover its obligations under reverse repurchase agreements.  Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Underlying Fund.  See “Borrowing” for further information on these limits.  The use of reverse repurchase agreements by the Underlying Fund creates leverage, which increases the Underlying Fund’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Underlying Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

Short Sales

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price.  Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the sub-adviser believes that a decline in the price of a particular security or group of securities is likely.  The Underlying Fund’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker.  An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box

A short sale “against the box” is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security.  An Underlying Fund would enter into such a transaction to defer a gain or loss for federal income tax purposes on the security owned by the Underlying Fund.

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Small Companies

Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned.  Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group.  While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.  There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its manager would otherwise have sold the security.  It is possible that an Underlying Fund’s manager or an affiliate or client of an Underlying Fund’s manager may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.

Standard & Poor’s Depositary Receipts

Certain of the Underlying Funds may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts (“SPDRs”).  SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Index.  The SPDR Trust is sponsored by a subsidiary of the AMEX.  SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Index.

Strategic Transactions

Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns.  Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC.  Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions.  The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the sub-adviser’s ability to predict, which cannot be assured, pertinent market movements.  The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or

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portfolio management purposes.

Special Situations

A special situation arises when, in the opinion of a sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Straddles

Certain of the Underlying Funds may use straddles. A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of an Underlying Fund’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Temporary Defensive Investments

For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed-income securities (including short-term U.S. government securities, investment grade debt instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements.  Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives.  Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment.  The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

To Be Announced (“TBA”) Sale Commitments

Certain of the Underlying Funds may invest in TBA Sale Commitments. TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

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Unseasoned Companies

Certain of the Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Portfolio has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a “majority” of the Portfolio’s outstanding voting securities, as that term is defined in the 1940 Act.  The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the Portfolio’s voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (ii) more than 50% of the Portfolio’s outstanding voting securities.  The investment objective, and all policies of the Portfolio not specifically identified in this SAI or the Prospectus as fundamental, may be changed without a vote of the shareholders of the Portfolio.  For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

Unless otherwise indicated, the Portfolio may not:

1.

purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.

purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.	borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.

make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.

underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.

purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in

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mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.	issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.

purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust.  The Board governs the Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s performance.  As of April 28, 2008, the Trustees are Colleen Baldwin, John V. Boyer, Patricia W. Chadwick, Robert Crispin, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Shaun Mathews, Sheryl K. Pressler, and Roger B. Vincent.  The Executive Officers of the Trust are Shaun P. Mathews, Michael J. Roland, Stanley D. Vyner, Joseph M. O’Donnell, Todd Modic, Kimberly A. Anderson, Robert Terris, William Evans, Robyn L. Ichilov, Lauren D. Bensinger, Maria M. Anderson, Denise Lewis, Kimberly K. Palmer, Mary Bea Wilkinson, Susan P. Kinens, Huey P. Falgout, Jr. and Theresa K. Kelety.

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Set forth in the table below is information about each Trustee of the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Trustee (2)	Other Directorships Held by Trustee

Independent Trustees

Colleen D. Baldwin(3) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Trustee	November 2007 - Present	Consultant (January 2005 to Present). Chief Operating Officer, Ivy Asset Management Group (April 2002 – October 2004). Chief Operating Officer, AIG Global Investment Group (May 1995 – January 2002).	184	None.

John V. Boyer(4) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Trustee	January 2005 – Present	Consultant (July 2007 – Present). Formerly, President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – July 2007) and Executive Director, The Mark Twain House & Museum (September 1989 – November 2005).	184	President, Bechtler Arts Foundation (March 2008 - Present).

Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	January 2006 – Present	Consultant and President of self-owned company, Ravengate Partners LLC (January 2000 – Present).	184	Wisconsin Energy (June 2006 – Present).

Peter S. Drotch(3) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 66	Trustee	November 2007 - Present	Retired partner, PricewaterhouseCoopers.	184

First Marblehead Corporation,(October 2003- Present); BlackRock Funds/State Street Research Funds, Trustee (February 2004 – January 2007); Tufts Health Plan, Director (June 2006 – Present); and University of Connecticut, Trustee (November 2004 – Present).

J. Michael Earley 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	January 1997 – Present	President, Chief Executive Officer and Director, Bankers Trust Company, N.A., Des Moines (June 1992 – Present).	184	Midamerica Financial Corporation (December 2002 – Present).

Patrick W. Kenny 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Trustee	January 2005 – Present	President and Chief Executive Officer, International Insurance Society (June 2001 – Present).	184	Assured Guaranty Ltd. (April 2004 – Present) and Odyssey Reinsurance Holdings (November 2006 – Present).

Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 57	Trustee	January 2006 – Present	Consultant (May 2001 – Present).	184	Stillwater Mining Company (May 2002 – Present); California HealthCare Foundation (June 1999 – Present); and Romanian-American Enterprise Fund (February 2004 – Present).

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Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Trustee (2)	Other Directorships Held by Trustee

Roger B. Vincent(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	January 1994 – Present	President, Springwell Corporation (March 1989 – Present).	184	UGI Corporation (February 2006 – Present) and UGI Utilities, Inc. (February 2006 – Present).

Trustees who are “Interested Persons”

Robert W. Crispin(3)(6) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Trustee	November 2007 - Present	Retired. Chairman and Chief Executive Officer, ING Investment Management Co. (June 2001 – December 2007).	184

ING Life Insurance and Annuity Company (May 2006 – Present); ING USA Annuity and Life Insurance Company (May 2006 – Present); Midwestern United Life Insurance Company (May 2006 – Present); ReliaStar Life Insurance Company (May 2006 – Present); Security Life of Denver Insurance Company (May 2006 – Present); Belair Insurance Company Inc. (August 2005 – Present); The Nordic Insurance Company of Canada (February 2005-Present); Trafalgar Insurance Company of Canada (February 2006 – Present); ING Novex Insurance Company of Canada (February 2005 – Present); Allianz Insurance Company of Canada (February 2005 – Present); ING Canada Inc. (December 2004 – Present) and ING Foundation (March 2004 – Present).

Shaun P. Mathews(3)(4)(6) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Trustee	November 2007 - Present	President and Chief Executive Officer, ING Investments, LLC (November 2006 – Present); President ING Mutual Funds and Investment Products (November 2004 - November 2006), and Chief Marketing Officer USFS (April 2002 – October 2004).	219

Mark Twain House & Museum (September 2002 – Present); Connecticut Forum (May 2002 – Present); Capital Community College Foundation (February 2002 – Present); ING Services Holding Company, Inc. (May 2000 – Present); Southland Life Insurance Company (June 2002 – Present); and ING Capital Corporation, LLC, ING Funds Distributor, LLC, ING Funds Services, LLC, ING Investments, LLC and ING Pilgrim Funding, Inc. (March 2006 – Present).

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(1)

Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy which states that each duly elected or appointed Trustee who is not an “interested person” of the Fund, as defined in the 1940 Act (“Independent Trustees”), shall retire from service as a Trustee at the conclusion of the first regularly scheduled quarterly meeting of the Board that is held after (a) the Trustee reaches the age of 70, if that Trustee qualifies for a retirement benefit as discussed in the Board’s retirement policy; or (b) the Trustee reaches the age of 72 or has served as a Trustee for 15 years, whichever occurs first, if that Trustee does not qualify for the retirement benefit. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Fund under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)

The number of Funds in the ING Funds Complex is as of March 31, 2008. For purposes of this table, “ING Funds Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure Development Equity Fund; ING International High Dividend Equity Income Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; ING Variable Products Trust; and ING Partners, Inc.

(3)	Ms. Baldwin and Mesrs. Crispin, Drotch and Mathews each commenced services as a Trustee on November 28, 2007.

(4)

Shaun Mathews, President of ING USFS Mutual Funds and Investment Products group, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. Mr. Boyer held a seat on the board of directors of The Mark Twain House & Museum from September 1989 to November 2005. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5)

Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in the regulations or rulings.

(6)

Messrs. Crispin and Mathews are deemed “Interested Persons” of the Trust as defined in the 1940 Act because of their relationships with ING Groep, N.V., the parent corporation of the advier, ING Investments, LLC and the Distributor.

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Information about the Trust’s officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	President and Chief Executive Officer	November 2006 – Present

President and Chief Executive Officer, ING Investments, LLC(2)  and ING Funds Services, LLC(3) (December 2006 – Present); and Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present). Formerly, CMO, ING USFS (April 2002 – October 2004); and Head of Rollover/Payout (October 2001 – December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Executive Vice President	March 2003 – Present

Head of Mutual Fund Platform (February 2007 – Present); and Executive Vice President, ING Investments, LLC(2)  and ING Funds Services, LLC(3) (December 2001 – Present). Formerly, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(5) (October 2004 – December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC(2), (December 2001 – March 2005).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 57	Executive Vice President	March 2003 – Present

Executive Vice President, ING Investments, LLC(2)  (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC(2)  (January 2003 – Present). Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC(2)  (August 2000 – January 2003).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Executive Vice President Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present) ING Investments, LLC(2) and Directed Services LLC(5) (March 2006 – Present) and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Life Insurance and Annuity Company (March 2006 – December 2006); Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 - October 2004).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present

Senior Vice President, ING Funds Services, LLC (3) (April 2005 – Present). Formerly, Vice President, ING Funds Services, LLC(3) (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC(2) (March 2001 – September 2002).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC(2) (January 2001 – October 2003).

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	May 2006 – Present

Senior Vice President, Head of Division Operations, ING Funds (May 2006 – Present); and Vice President, Head of Division Operations, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – March 2006).

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Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

William Evans 10 State House Square Hartford, CT 06103 Age: 35	Vice President	September 2007 – Present

Vice President, Head of Mutual Fund Advisory Group (April 2007 – Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 – April 2007); and Senior Fund Analyst, U.S. Mutual Funds and Investment Products (May 2002 – May 2005).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Vice President Treasurer	January 2003 – Present March 2003 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 – Present) and ING Investments, LLC(2) (August 1997 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Vice President	February 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (July 1995 - Present); and Vice President, ING Investments, LLC(2) (February 1996 - Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 - October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	September 2004 – Present

Vice President, ING Funds Services, LLC(3)  (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC(2) (September 1999 – October 2001).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Vice President	January 2007 – Present

Vice President, ING Funds Services, LLC (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Management, LLC (December 2000 – August 2003).

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2006 – Present

Vice President, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006); Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 – August 2004); Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

Mary Bea Wilkinson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Vice President	March 2003 – Present

Head of Strategic Relationships, ING US Financial Services (2003 - Present). Formerly, Senior Vice President, ING Outside Funds Group (2000 - 2002); and Senior Vice President and Chief Financial Officer, First Golden American Life Insurance Company of New York (1997 - 2000).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 30	Assistant Vice President	January 2003 – Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 – Present); and has held various other positions with ING Funds Services, LLC(3) for more than the last five years.

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Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Secretary	August 2003 – Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel of AIG American General (January 1999 – November 2002).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Assistant Secretary	August 2003 – Present	Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

(1)	The Officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
(2)

ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)

ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)

ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(5)	Directed Services LLC is the successor in interest to Directed Services, Inc.

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Share Ownership Policy

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times (“Policy”). For this purpose, beneficial ownership of fund portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a portfolio of the Trust.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $100,000. Existing Trustees shall have a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, of becoming a Trustee. A decline in the value of fund investments will not cause a Trustee to have to make any additional investments under this Policy.

Investment in mutual funds of the ING Funds Complex by the Trustees pursuant to this Policy are subject to the market timing policies applied by the mutual funds of the ING Funds Complex to other similar investors and any provisions of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.

Trustees’ Portfolio Equity Ownership Positions

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2007:

Name of Trustee	ING Franklin Templeton Founding Strategy Portfolio	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Colleen D. Baldwin(1)	N/A	N/A
John V. Boyer	N/A	$50,000-$100,000
Patricia W. Chadwick	N/A	Over $100,000
Peter S. Drotch(1)	N/A	N/A
J. Michael Earley	N/A	Over $100,000
Patrick W. Kenny	N/A	$10,000-$50,000 Over $100,000(2)
Sheryl K. Pressler	N/A	Over $100,000(2)
Roger B. Vincent	N/A	Over $100,000 Over $100,000(2)
Trustee who are “Interested Persons”
Robert W. Crispin(1)	N/A	Over $100,000(2)
Shaun P. Mathews(1)	N/A	Over $100,000 Over $100,000(2)

(1)	Ms. Baldwin, Mr. Crispin, Mr. Drotch and Mr. Mathews each commenced services as Trustee effective November 28, 2007.

(2)	Held in a deferred compensation account and/or 401(k) account.

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BOARD

The Board governs the Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Portfolio’s activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings eight (8) times a year.  The Audit Committee and Compliance Committees meet regularly four (4) times per year, the Investment Review Committees meet six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed.  In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.  Each Committee below operates pursuant to a Charter approved by the Board.

Recent Committee Changes

Effective November 28, 2007 and March 27, 2008, changes were made to the Board’s Committee structure.  In particular, the Committee membership changed on those dates and these changes are reflected in the discussion of the Committees that is set out below.  On May 10, 2007, the functions of the Valuation, Proxy and Brokerage Committee and the Compliance Committee were combined.  The Compliance Committee was the surviving Committee, and now oversees valuation, proxy and brokerage matters, as well as compliance issues.  We also note that Roger Vincent became the Chairman of the Board effective May 10, 2007.  Prior to that date, Jock Patton served as the Chairman of the Board.

Committees

Executive Committee. The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary.  The Executive Committee currently consists of three (3) Independent Trustees and two (2) Trustees who are an “interested person,” as defined in the 1940 Act.  The following Trustees currently serve as members of the Executive Committee:  Ms. Pressler and Messrs. Boyer, Crispin, Mathews and Vincent.  Mr. Vincent, Chairman of the Board, serves as Chairperson of the Executive Committee.

From May 10, 2007 to November 28, 2007, the Executive Committee consisted of the following Trustees: Ms. Pressler and Messrs. Turner, Boyer and Vincent and Mr. Vincent served as the Chairperson.  Prior to May 10, 2007, the following Trustees served as members of the Executive Committee:  Messrs. Turner, Vincent and Patton.  Mr. Patton served as Chairperson of the Executive Committee.

The Executive Committee held four (4) meetings during the fiscal year ended December 31, 2007.

Audit Committee. The Board has established an Audit Committee, whose functions include, among others, meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audits, its financial statements and interim accounting controls, and meeting with management concerning these matters, among other things. The Audit Committee currently consists of three (3) Independent Trustees.  The following Trustees serve as members of the Audit Committee:  Ms. Chadwick and Messrs. Drotch and Earley.  Mr. Earley serves as Chairperson of the Audit Committee and also has been designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

From May 10, 2007 to November 28, 2007, the Audit Committee consisted of the following Trustees: Ms. Chadwick and Messrs. Earley and Putnam.  Mr. Earley served as the Chairperson and as the financial expert under the Sarbanes-Oxley Act for the Committee.  Prior to May 10, 2007, the following Trustees served as

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members of the Audit Committee:  Messrs. Earley, Kenny, Vincent, and Putnam and Ms. Pressler.  Mr. Earley served as Chairperson of the Audit Committee, and Mr. Kenny was designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

The Audit Committee held seven (7) meetings during the fiscal year ended December 31, 2007.

Compliance Committee.  The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolio.  The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Board also oversees quarterly compliance reporting.  On May 10, 2007, the functions of the Board’s Valuation, Proxy and Brokerage Committee were combined with the functions of the Compliance Committee.  As a result of this combination, the functions of the Compliance Committee now include determining the value of securities held by the Portfolio for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Portfolio’s brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).

The Compliance Committee currently consists of five (5) Independent Trustees.  The following Trustees serve as members of the Compliance Committee:  Messrs.  Boyer, Kenny, Vincent and Messes. Baldwin and Pressler.  Mr. Kenny serves as the Chairperson of the Compliance Committee.

From May 10, 2007 to November 28, 2007, the Compliance Committee consisted of the following Trustees: Ms. Pressler and Messrs. Boyer, Kenny and Vincent.  Mr. Kenny served as the Chairperson for the Committee.  Prior to May 10, 2007, the Compliance Committee consisted of the following Trustees: Messrs. Boyer, Earley, Putnam, Kenny and Patton.  Mr. Kenny served as Chairperson of the Compliance Committee.

The Compliance Committee held six (6) meetings during the fiscal year ended December 31, 2007.

Valuation, Proxy and Brokerage Committee.  As is discussed above, prior to May 10, 2007 the Board had established and in place a Valuation, Proxy and Brokerage Committee.  On that date, the Board’s Committees were reconstituted and the functions of the Valuation, Proxy and Brokerage Committee were combined with that of the Compliance Committee, and the reconstituted Compliance Committee was the surviving Committee. The Compliance Committee now oversees valuation, proxy voting and brokerage matters formerly overseen by the Valuation, Proxy and Brokerage Committee.

Prior to May 10, 2007, the Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Portfolio for which market value quotations are not readily available; overseeing management’s administration of proxy voting and overseeing the effectiveness of DSL’s usage of the Trust’s brokerage and DSL’s compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions.  The Valuation, Proxy and Brokerage Committee consisted of four (4) Independent Trustees.  The following Trustees serve as members of the Valuation, Proxy and Brokerage Committee: Ms. Chadwick and Dr. Gitenstein and Messrs. Boyer and Patton.  Ms. Chadwick serves as Chairperson of the Valuation, Proxy and Brokerage Committee.

The Valuation, Proxy and Brokerage Committee held two (2) meetings during the fiscal year ended December 31, 2007.

Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and

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capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and recommending the creation of additional Committees or changes to Trustee policies and procedures based on rule changes and “best practices” in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board’s annual self evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.  The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominations in the same manner as it reviews its own nominees.  A shareholder nominee for trustee should be submitted in writing to the Portfolio’s Secretary.  Any such shareholder nomination should include, at a minimum, the following information as to each individual proposed for nominations as Trustee:  such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee.  To be timely, any such submission must be delivered to the Portfolio’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolio with the SEC.

The Nominating and Governance Committee currently consists of four (4) Independent Trustees.  The following Trustees serve as members of the Nominating and Governance Committee: Messes. Baldwin and Chadwick and Messrs. Kenny and Vincent.  Ms. Baldwin serves as Chairperson of the Nominating and Governance Committee.

From May 10, 2007 to March 31, 2008, the Nominating and Governance Committee consisted of the following Trustees: Ms. Chadwick and Messrs. Boyer, Kenny, and Vincent.  Prior to May 10, 2007, the membership of the Nominating and Governance Committee consisted of four (4) Independent Trustees.  The following Trustees serve as members of the Nominating and Governance Committee:  Dr. Gitenstein and Messrs. Kenny, Patton and Vincent.  During the period prior to May 10, 2007, Dr. Gitenstein served as Chairperson of the Nominating and Governance Committee.

The Nominating and Governance Committee held three (3) meeting during the fiscal year ended December 31, 2007.

Investment Review Committees. The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the Portfolio and make recommendations to the Board with respect to the Portfolio.

The Investment Review Committee for the Domestic Equity Funds currently consists of three (3) Independent Trustees and one (1) Trustee who is an “interested person” of the Portfolio as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds: Ms. Chadwick and Messrs. Crispin, Drotch, and Earley.  Ms. Chadwick serves as the Chairperson of the Investment Review Committee for the Domestic Equity Funds.

From May 10, 2007 to November 28, 2007, the Investment Review Committee for the Domestic Equity Funds consisted of the following Trustees: Ms. Chadwick and Messrs. Earley, Putnam and Turner.  Ms. Chadwick

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served as the Chairperson for the Committee.  Prior to May 10, 2007, the Investment Review Committee for the Domestic Equity Funds consisted of the following Trustees:  Ms. Chadwick and Messrs. Patton, Putnam, Earley, Turner and Vincent.   Mr. Vincent served as Chairperson of the Investment Review Committee for the Domestic Equity Funds.

The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2007.

The Investment Review Committee for the International/Balanced/Fixed Income Funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an “interested person” of the Portfolios as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Messes. Baldwin and Pressler and Messrs. Boyer, Kenny, Mathews, and Vincent. Mr. Boyer serves as Chairperson of the Investment Review Committee International/Balanced/Fixed-Income Funds.

From May 10, 2007 to November 28, 2007, the Investment Review Committee for the Internation/Balanced/Fixed Income Funds consisted of the following Trustees: Ms. Pressler and Messrs. Kenny, Boyer and Vincent.  Mr. Boyer served as the Chairperson for the Committee.  Prior to May 10, 2007, the Investment Review Committee for the International/Balanced/Fixed Income Funds consisted of the following Trustees: Ms. Pressler and Dr. Gitenstein and Messrs. Kenny and Boyer. Mr. Boyer served as Chairperson of the Investment Review Committee for the International/Balanced/Fixed Income Funds.

The Investment Review Committee for the International/Balanced/Fixed Income Funds held seven (7) meetings during the fiscal year ended December 31, 2007.

Contracts Committee.  The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory, and sub-advisory agreements and, at the discretion of the Board, other agreement or plans involving the Portfolio.  The responsibilities of the Contracts Committee, include, among other things:  (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees.  The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew or modify agreements or plans.

The Committee currently consists of five (5) Independent Trustees.  The following Trustees serve as members of the Contracts Committee:  Messes. Chadwick and Pressler and Messrs. Boyer, Drotch, and Vincent.  Ms. Pressler serves as the Chairperson of the Contracts Committee.

Prior to May 10, 2007, the Contracts Committee consisted of the following Trustees: Messes. Chadwick and Pressler and Messrs. Boyer, Patton, Vincent and Kenny.  Ms. Pressler served as Chairperson of the Contracts Committee.

The Contracts Committee held eight (8) meetings during the fiscal year ended December 31, 2007.

Compensation of Trustees

A new compensation policy went into effect July 1, 2007. Pursuant to this policy, each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board of any Committee attended. Further, each

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Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board. The fee schedule consists of an annual retainer, and does not include additional compensation for attendance at regular or special Board and Committee meetings. Further, Committee Chairpersons receive an additional annual retainer for their services in that capacity.

The Portfolio pays to each Trustee who is not an interested person of the Portfolio a pro rata share of an annual retainer of $200,000. The Portfolio also pays a pro rata portion of the following fees: (i) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $75,000; (ii) Messes. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $10,000, $40,000, $60,000, $30,000, $50,000 and $30,000, respectively; and (iii) the Trustees’ out-of-pocket expenses for attendance at Board meetings. The pro rata share paid by the Portfolio is based on the Fund’s average net assets, computed as a percentage of the average net assets of all the funds managed by the Adviser or its affiliate, ING Investments, LLC, for which the Trustees serve in common as Trustees.

Prior to July 1, 2007, each Trustee was reimbursed for expenses incurred in connection with each meeting of the Board or any Committee meeting attended.  Each Independent Trustee was compensated for his or her services according to a fee schedule, adopted by the Board, and received a fee that consisted of an annual retainer component and a meeting fee component.

Prior to July 1, 2007, the Portfolio paid each Trustee a pro rata share, as described below, of: (i) an annual retainer of $45,000 per year (Messes. Chadwick and Pressler and Messrs. Patton, Earley, Boyer, Kenny and Dr. Gitenstein, as Chairpersons of committees of the Board, each received an additional annual retainer of $10,000, $15,000, $30,000, $20,000, $20,000, $10,000, $20,000 and $10,000 respectively;  (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, received an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any Committee meeting (Chairpersons of committees of the Board received an additional $1,000 for each Committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses.  The pro rata share paid by the Portfolio was based on the Portfolio’s average net assets as a percentage of the average net assets of all the portfolios managed by DSL or its affiliate, ING Investments, LLC for which the Trustees serve in common as Trustees.

The $2,500 retainer payable to Ms. Baldwin each quarter for her services to the Nominating and Governance Committee is paid only if the Committee has been active for that quarter.  If the Nominating and Governance Committee has been active during all four quarters in a given year, the Chairperson will receive the full annual retainer of $10,000.  Ms. Baldwin was named Chairperson of the Nominating and Governance Committee as of March 27, 2008.

Mr. Boyer, as Chairperson of the Investment Review Committee - International/Balanced/Fixed Income, received an annual retainer of $40,000.  Mr. Boyer, as the Chairperson of the Nominating and Governance Committee, was entitled to $2,500 compensation per quarter only if the Committee was active for that quarter.  Mr. Boyer served as Chairperson of the Nominating and Governance Committee until March 27, 2008.

The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active for that quarter.  The compensation per quarter to the Chairperson is $2,500 which, if the Nominating and Governance Committee is active for all four quarters, the Chairperson will receive the full annual retainer of $10,000.

The following table sets forth information provided by DSL regarding compensation of Trustees by the Portfolio and other funds managed by DSL and its affiliates for the fiscal year ending December 31, 2007.  Officers of the Trust and Trustees who are interested persons of the Portfolio do not receive any compensation from the Trust or any other funds managed by DSL or its affiliates.

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Compensation of Trustees

Name of Person, Position	ING Franklin Templeton Founding Strategy Portfolio	Total Compensation from Registrant and Fund Complex Paid to Trustees (1)(2)
Colleen D. Baldwin, Trustee(3)	$354.99	$129,552.18
John V. Boyer, Trustee	$455.71	$233,901.10
Patricia W. Chadwick, Trustee	$437.46	$209,598.90
Robert Crispin, Trustee(3)(4)	None	None
Peter S. Drotch, Trustee(3)	$286.84	$66,483.50
J. Michael Earley, Trustee	$421.49	$219,500.00
R. Barbara Gitenstein, Trustee(5)	$765.70	$254,943.18
Patrick W. Kenny, Trustee	$421.62	$221,500.00
Shaun P. Mathews, Trustee(3)(4)	None	None
Walter H. May, Trustee(6)	None	$272,000.00
Jock Patton, Trustee(7)	$83.09	$357,500.00
Sheryl K. Pressler, Trustee	$473.56	$235,000.00
David W.C. Putnam, Trustee(8)	$354.95	$189,500.00
John G. Turner, Trustee(4)(9)	None	None
Roger B. Vincent, Trustee	$378.64	$198,875.00

(1)	Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(2)	Represents compensation for 182 portfolios (total in the Fund Complex as of December 31, 2007).

(3)

Ms. Baldwin, Mr. Crispin, Mr. Drotch and Mr. Mathews each commenced services as Trustee effective November 28, 2007. From April 4, 2007 through November 28, 2007 and from September 1, 2007 through November 28, 2007, Ms. Baldwin and Mr. Drotch respectively, were non-voting Board consultants.

(4)

“Interested person,” as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of each of ING Investments and DSL. Officers and Trustees who are interested persons do not receive any compensation from the Portfolios or Fund Complex.

(5)	Dr. Gitenstein retired from the Board effective September 10, 2007.
(6)	Mr. May retired from the Board effective January 11, 2007.
(7)	Mr. Patton retired from the Board effective June 30, 2007.
(8)	Mr. Putnam retired from the Board effective February 23, 2008.

(9)	Mr. Turner retired from the Board effective October 25, 2007.

Independent trustee ownership of shares

Set forth in the table below is information regarding each Independent Trustee’s (and his or her immediate family members) share ownership in securities of the Trust’s adviser or principal underwriter and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2007.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin(1)	N/A	N/A	N/A	$0	N/A
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick	N/A	N/A	N/A	$0	N/A
Peter S. Drotch(1)	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A

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Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Sheryl k. Pressler	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A
Trustee who are “Interested Persons”
Robert W. Crispin(1)	N/A	N/A	N/A	$0	N/A
Shaun P. Mathews(1)	N/A	N/A	N/A	$0	N/A

(1)  Ms. Baldwin and Messrs. Crispin, Drotch and Mathews each commenced services as Trustee effective November 28, 2007.

Control Persons and Principal Shareholders

As of April 15, 2008 none of the Independent Trustees or their immediate family members owned beneficially or of record securities in DSL or ING Groep, N.V. (“ING Groep”) (NYSE: ING).  ING Groep is one of the largest financial services organizations in the world with approximately 120,00 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.  In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in DSL or ING Groep or any affiliated companies of DSL or ING Groep.

Shares of the Portfolio may be offered to insurance companies as depositors of separate accounts which are used to fund Variable Contracts and Qualified Plans outside the separate accounts context, to investment advisers and their affiliates including other investment companies.  As of April 15, 2008, none of the Trustees and officers of the Trust owned any of the outstanding shares of the Portfolio.  As of the that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Portfolio, except as set forth below.  Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.  Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  A control person may be able to take action regarding the Portfolio without the consent or approval of shareholders.  ING USA Annuity and Life Insurance Company and ING Life Insurance & Annuity Company may be deemed control persons of the Portfolio in that certain of their separate accounts hold more than 25% of the shares of these series.

As of April 15, 2008, the following owned of record or, to the knowledge of the Trust, beneficially owned more than 5% or more of the outstanding shares of:

Name of Portfolio	Class and Type of Ownership	Name and Address	Percentage of Class	Percentage of Portfolio
ING Franklin Templeton Founding Strategy	ADV Class	ING Life Insurance & Annuity Company, 151 Farmington Avenue, Hartford, CT 06156	100%	.00%
ING Franklin Templeton Founding Strategy	S Class	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	98.76%	98.76%
ING Franklin Templeton Founding Strategy	I Class	ING Life Insurance & Annuity Company, 151 Farmington Avenue, Hartford, CT 06156	100%	0.00%

ADVISER

DSL serves as the adviser to the Portfolio pursuant to an advisory agreement between DSL and the Trust (“Advisory Agreement”).  DSL is a Delaware limited liability corporation that is an indirect, wholly-owned subsidiary ING Groep.  DSL is registered with the SEC as an investment adviser.

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On December 31, 2006, an internal reorganization was undertaken in which Directed Services, Inc. (“DSI”), the adviser to the Portfolio, was reorganized into a limited liability corporation and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI’s current advisory contracts were assumed by DSL. DSL began providing investment management services in January 2007 and serves as investment adviser to registered investment companies as well as structured finance vehicles.

Pursuant to the Advisory Agreement, DSL, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and the Portfolio.  The services include, but are not limited to, (i) coordinating for the Portfolio, at DSL’s expense, all maters relating to the operation of the Portfolio, including any necessary coordination among the sub-advisers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio’s portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at DSL’s expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by DSL of such books and records of the Trust and the Portfolio as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by DSL of all federal, state, and local tax returns and reports of the Trust relating to the Portfolio required by applicable law; (v) preparing, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolio as required by applicable law in connection with the Portfolio; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at DSL’s expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolio contemplated in the Advisory Agreement.  Other responsibilities of DSL are described in the Prospectuses.

The Trust and DSL have received an exemptive order from the SEC that allows DSL to enter into new investment sub-advisory contracts (“Sub-Advisory Agreements”) and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval.  This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of Variable Contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change.  DSL remains responsible for providing general management services to the Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolio’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolio’s assets; (iii) when appropriate, allocate and reallocate the Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolio’s investment objectives, policies and restrictions.

DSL shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

Pursuant to the Advisory Agreement, DSL is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of the Portfolio’s assets and the purchase and sale of

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portfolio securities for the Portfolio in the event that at any time no sub-adviser is engaged to manage the assets of the Portfolio.

After an initial term of two years, the Advisory Agreement between DSL and the Trust shall continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a “majority” (as defined in the 1940 Act) of the Trust’s outstanding shares voting as a single class;  provided, that in either event the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of DSL by vote cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated without penalty by vote of the Trustees or by the shareholders of the Portfolio or by DSL on 60 days’ written notice by either party to the Advisory Agreement, and will terminate automatically if assigned as that term is defined in the 1940 Act.

The Trust does not pay DSL an advisory fee for services rendered to the Portfolio.

EXPENSE LIMITATION AGREEMENT

DSL has entered into an expense limitation agreement with the Portfolio pursuant to which DSL has agreed to waive or limit its fees. In connection with this agreement, DSL will assume other expenses so that the total annual ordinary operating expenses of the Portfolio (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Trustees who are not “interested persons” (as defined in the 1940 Act) of DSL) do not exceed the limits set forth below of the Portfolio’s average daily net assets subject to possible recoupment by DSL within three years.

ADV Class	Class I	Class S
1.50%	0.90%	1.15%

The expense limitation agreement provides that the expense limitation shall continue until May 1, 2009. The Portfolio’s expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days’ prior written notice to the DSL at its principal place of business.

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”), an affiliate of DSL, serves as Administrator for the Portfolio pursuant to an administration agreement (“Administration Agreement”).  The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares.  ING Funds Services is also responsible for monitoring the Portfolio’s compliance with applicable legal requirements with the investment policies and restrictions of the Portfolio.  The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. ING Funds Services receives compensation in an amount equal to 0.05% based on average daily net assets per annum for the Portfolio.

For the fiscal year ended December 31, 2007, the Portfolio paid fees to the Administrator for administrative services in the amount set forth below.

Portfolio	Fees (as a percentage of average net assets)	Fees received by the Administrator (in dollars)
ING Franklin Templeton Founding Strategy Portfolio	0.05%	$70,860

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DISTRIBUTION OF TRUST SHARES

ING Funds Distributor, LLC (“ING Funds Distributor” or “Distributor”) serves as the Portfolio’s principal underwriter and distributor.  ING Funds Distributor’s principal executive offices are located at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. ING Funds Distributor is not obligated to sell a specific amount of the Portfolio’s shares.  ING Funds Distributor bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSL in connection with the distribution or sale of the shares.  ING Funds Distributor, like DSL, is an indirect, wholly-owned subsidiary of ING Groep, and serves as the investment adviser to certain portfolios of the Trust that are not described in this SAI.  Therefore, ING Funds Distributor may be deemed to be an affiliate of the Portfolio.  DSL may, from its own resources, compensate ING Funds Distributor for distribution services provided to the Portfolio.

The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as the investment medium for Variable Contracts issued by ING USA.  ING Funds Distributor is the principal underwriter and distributor of the Variable Contracts issued by ING USA.  Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company (“Golden American”). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA.  Golden American is a stock life insurance company organized under the laws of the State of Delaware.  Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly-owned subsidiary of Equitable of Iowa Companies, Inc.  The Trust may in the future offer shares of the Portfolio to separate accounts of other affiliated insurance companies.

The Trustees have classified shares of the Portfolio into three classes:  ADV Class, Class I and Class S Class shares.  Shares of each class of the Portfolio represent an equal pro rata interest in the Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.  In addition, ADV Class, Class I and Class S Class shares have the features described below:

The ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge but are subject to a shareholder servicing fee of 0.25% and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum.  ING Funds Distributor has agreed to waive 0.15% of the distribution fee for ADV Class shares.  The expense waiver will continue through at least May 1, 2009, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

The Class S shares are not subject to an initial sales charge, contingent deferred sales charge, or a Rule 12b-1 distribution fee but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN FOR ADV CLASS SHARES

The Trust has adopted a Shareholder Service and Distribution Plan (“Service and Distribution Plan”) for the ADV Class shares of the Portfolio effective January 1, 2007.  Under the Service and Distribution Plan, the

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Trust may pay to ING Funds Distributor a shareholder service fee ( “Service Fee”) at the rate of 0.25%, on an annualized basis, of the average daily net assets of the Portfolio’s ADV Class shares.  The Service Fee may be used to pay for shareholder services provided to the Portfolio.  The Service and Distribution Plan provides that the ADV Class shares of the Portfolio shall pay a distribution fee (the “Distribution Fee”) for distribution services, including payments to ING Funds Distributor, at annual rates not to exceed 0.50% of the average daily net assets of the Portfolio for distribution services.  The Service and Distribution Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators (“financial service firms”) in accordance with Rule 12b-1 under the 1940 Act on behalf of the ADV Class shares of the Portfolio.

Since the Service Fees and Distribution Fees are directly tied to expenses, the amount of the Distribution Fees paid by the Portfolio during any year may not be more or less than actual expenses incurred pursuant to the Service and Distribution Plan.  For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are not directly linked to its expenses).  The ADV Class shares of the Portfolio are liable for any distribution expenses incurred in excess of the Distribution Fee paid for a period of 3 years. The Portfolio’s ADV Class shares are entitled to exclusive voting rights with respect to matters concerning the Service and Distribution Plan.

Shareholder services payable under the Service and Distribution Plan include, but are not limited to, the following costs:  (a) acting as the shareholder of record; processing purchase and redemption orders; (b) maintaining participant account records; (c) answering participant questions regarding the Portfolio; (d) facilitating the tabulation of shareholder votes in the event of a meeting; (e) conveying information with respect to Portfolio shares purchased and redeemed and share balances to the Portfolio and to service providers; (f) providing shareholder support services; and (g) providing other services to shareholders, plan participants, plan sponsors and plan administrators.   ING Funds Distributor may subcontract with other parties for the provision of shareholder, plan sponsor or plan participant support services.

The Service and Distribution Plan permits the Portfolio to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50% for the ADV Class shares of the average daily net assets of the Portfolio attributable to an insurance company’s variable contract owners during that quarterly period.  Expenses payable pursuant to the Service and Distribution Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Portfolio’s shares; (d) obtaining information and providing explanations to variable contract owners regarding the Portfolio’s investment objectives and policies and other information about the Portfolio; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Portfolio; (g) personal service and/or maintenance of variable contract owners’ accounts with respect to the Portfolio’s accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the Portfolio’s shares.  The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Service and Distribution Plan.  The Service and Distribution Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Service and Distribution Plan, cast in-person at a meeting called for that purpose.  The Service and Distriution Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Portfolio.  The Service and Distribution Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolio without the approval of a majority of the outstanding shares of the Portfolio.  Once terminated, no further payments shall be made under the Servuice and

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Distribution Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Service and Distribution Plan was adopted because of its anticipated benefit to the Portfolio.  These anticipated benefits include increased promotion and distribution of the Portfolio’s shares, an enhancement in the Portfolio’s ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolio.

SHAREHOLDER SERVICE PLAN FOR CLASS S SHARES

Effective January 1, 2007, the Trust entered into a shareholder service agreement (the “Shareholder Service Plan”) on behalf of the Class S shares of the Portfolio.  Under the Shareholder Services Plan, ING Funds Distributor (the “Shareholder Services Agent”) has agreed to provide certain services including, but not limited to, the following:

Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolio and certain other matters pertaining to the Portfolio; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolio, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolio; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1 Portfolio; and provide such other related services as the Portfolio or a shareholder may request.  The Shareholder Services Agent may subcontract with other parties for the provision of shareholder support services.

In consideration of the services provided by the Shareholder Services Agent pursuant to the Shareholder Service Plan, the Shareholder Servicing Agent receives from the Portfolio’s Class S shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio’s shares.

Distribution and Shareholder Service Fee Amounts Paid

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to the Portfolio for the fiscal period ended December 31, 2007 were as follows:

Distribution Fees

Portfolio	ADV Class	Class I	Class S
ING Franklin Templeton Founding Strategy
Advertising	None	None	$52
Printing	None	None	$986
Salaries & Commissions	None	None	$3,194
Broker Servicing	$2	None	$829
Miscellaneous	None	None	None
Total	$2	None	$5,062

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Shareholder Service Fees

	Shareholder Services Agreement
Portfolio	2007	2006	2005
ING Franklin Templeton Founding Strategy
ADV Class	$5	N/A	N/A
Class S	$354,284	N/A	N/A
Class I	N/A	N/A	N/A

CODE OF ETHICS

The Portfolio’s Board, DSL, and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Portfolio and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale.  The Code of Ethics is intended to prohibit fraud against the Portfolio that may arise from personal trading of securities that may be purchased or held by the Portfolio or the Portfolio’s shares.  The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolio’s Compliance Officer or his or her designee and to report all transactions on a regular basis.  ING Investment Management Co. has adopted its own Code of Ethics to govern the personal trading activities of its personnel.

DISCLOSURE OF THE PORTFOLIO’S PORTFOLIO SECURITIES

The Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis.  This schedule is filed with the Portfolio’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolio posts its portfolio holdings schedule on ING Groep’s website on a month-end basis and it is available 30 days after the end of the previous calendar month.  The portfolio holdings schedule is as of the last day of the calendar month.

The Portfolio also compiles a list composed of its ten largest holdings (“Top Ten”).  This information is produced monthly, and is made available on ING Groep’s website, on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolio’s shares and most third parties may receive the Portfolio’s annual or semi-annual shareholder reports, or view on ING Groep’s website, the Portfolio’s portfolio holdings schedule.  The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING Groep’s website, the Portfolio may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so.   Specifically, the Portfolio’s disclosure of their portfolio holdings may include disclosure.  Unless otherwise noted below, the Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided:

•	to the Portfolio’s independent registered public accounting firm named herein, for use in providing audit Opinions;
•	to financial printers for the purpose of preparing the Portfolio’s regulatory filings;
•	for the purpose of due diligence regarding a merger or acquisition;
•	to a new adviser or sub-adviser prior to the commencement of its management of the Portfolio;
•	to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor’s, such agencies may receive more raw data for the Portfolio than is posted on the Portfolio’s website;

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•	to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;
•	to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolio; or
•	to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio’s shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Portfolio’s Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolio’s portfolio securities is in the best interests of the Portfolio’s shareholders, including procedures to address conflicts between the interests of the Portfolio’s shareholders, on the one hand, and those of DSL, the Portfolio’s principal underwriter or any affiliated person of the Portfolio, its investment adviser, or its principal underwriter, on the other.  Such Policies authorize the Portfolio’s administrator to implement the Board’s policies and direct the administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of DSL, and, if applicable, the Portfolio’s principal underwriter and their affiliates.  The Board has authorized the senior officers of the Portfolio’s administrator to authorize the release of the Portfolio’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Portfolio’s administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolio has the following ongoing arrangements with certain third parties to provide the Portfolio’s portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolio and its shareholders.  The Portfolio’s Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING Groep’s Legal Department.  All waivers and exceptions involving any of the Portfolio will be disclosed to the Portfolio’s Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Portfolio, DSL, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolio’s portfolio securities.  The procedures provide that funds-of-funds, including the Portfolio, will “echo” vote their interests in Underlying Funds.  This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests.  The effect of echo voting maybe that a small number of shareholders may determine the outcome of a vote.  The procedures delegate to DSL the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest.  In delegating voting authority to DSL, the Board has also approved DSL’s

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proxy voting procedures, which require DSL to vote proxies in accordance with the Portfolio’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services.  In addition, the Compliance Committee oversees the implementation of the Portfolio’s proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the Portfolio, including procedures of DSL, is attached hereto as Appendix B.  Information regarding how the Portfolio voted proxies relating to portfolio securities for the one-year period ending June 30th is available no later than August 31st of each year through the ING Funds’ website (http://www.ingfunds.com) or by accessing the SEC’s EDGAR database (http://www.sec.gov).

PORTFOLIO TRANSACTIONS(1)

The Adviser or a Sub-Adviser for the Portfolio places orders for the purchase and sale of investment securities for the Portfolio, pursuant to authority granted in the Advisory Agreement or Sub-Advisory Agreement.  Subject to policies and procedures approved by the Portfolio’s Board, the Adviser or a Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where a Sub-Adviser resigns or the Adviser otherwise assumes day to day management of the Portfolio pursuant to its Advisory Agreement with the Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the counter securities also may be effected on an agency basis, when, in the Adviser’s or a Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Adviser or a Sub-Adviser may also place trades using an ECN or ATS.

How the Adviser or a Sub-Adviser Selects Broker Dealers

The Adviser or a Sub-Adviser has a duty to seek to obtain best execution of the Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Adviser or a Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.  Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or

(1)  For purposes of this section, the discussion relating to investment decisions made by the Adviser or a Sub-Adviser with respect to the Portfolio also includes investment decisions made by an adviser or a sub-adviser with respect to an Underlying Fund.  For convenience, only the terms Adviser, Sub-Adviser, and Portfolio are used.

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take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or a Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser or a Sub-Adviser, as demonstrated in the particular transaction or other transactions.    Subject to its duty to seek best execution of the Portfolio’s orders, the Adviser or a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to an Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Portfolio.  Theses credits are used to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio, and not the Adviser or a Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker dealers to execute a trade for the Portfolio, the Adviser or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or a Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the 1934 Act, the Adviser or a Sub-Adviser may cause the Portfolio to pay a broker-dealer a commission for effecting a securities transaction for the Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser or a Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or a Sub-Adviser’s overall responsibilities to the Portfolio and its other investment advisory clients.  The practice of using a portion of the Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser or a Sub-Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s or a Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities.   On occasion, a broker-dealer may furnish the Adviser or a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Adviser or a Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or a Sub-Adviser from its own Portfolio, and not by portfolio commissions paid by the Portfolio.

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Benefits to the Adviser or a Sub-Adviser – Research products and services provided to the Adviser or a Sub-Adviser by broker dealers that effect securities transactions for the Portfolio may be used by the Adviser or a Sub-Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Adviser or a Sub-Adviser in connection with the Portfolio.  Some of these products and services are also available to the Adviser or a Sub-Adviser for cash, and some do not have an explicit cost or determinable value.  The research received does not reduce the advisory fees paid to the Adviser or the sub-advisory fees payable to the Sub-Adviser for services provided to the Portfolio.  The Adviser’s or a Sub-Adviser’s expenses would likely increase if the Adviser or a Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker Dealers that are Affiliated with the Adviser or a Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep, the Adviser or the Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

The placement of portfolio brokerage with broker-dealers who have sold shares of the Portfolio is subject to rules adopted by the SEC and FINRA.  Under these rules, a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of the Portfolio when selecting a broker dealer for portfolio transactions, and neither the Portfolio nor the Sub-Adviser may enter into an agreement under which the Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker dealer to pay for distribution of Portfolio shares.  The Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for the Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about trading in Fixed Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed income securities, it is the policy of the Portfolio to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or a Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily pay the lowest spread or commission available.

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Transition Management

Changes in Sub-Advisers, investment personnel, reorganizations or mergers of the Portfolio may result in the sale of a significant portion or even all of the Portfolio’s portfolio securities.  This type of change generally will increase trading costs and the portfolio turnover for the Portfolio.  The Portfolio, the Adviser or the Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser or a reorganization or other changes.

Allocation of Trades

Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Portfolio’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures.  Sub-Advisers may use different methods of allocating the results aggregated trades.  The Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which the Portfolio participated are subject to periodic review by the Board.  To the extent the Portfolio seeks to acquire (or dispose of) the same security at the same time, the Portfolio may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned.  However, over time, the Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

Total Brokerage Commissions

For the fiscal year ended December 31, 2007, the Portfolio paid no brokerage commissions.

Because the Portfolio had not commenced operations as of December 31, 2006, there were no brokerage commissions paid to the Portfolio as of that date.

For the fiscal year ended December 31, 2007, no commissions with respect to portfolio transactions were paid to brokers because of research services.

Because the Portfolio had not commenced operations as of December 31, 2006, no commissions were paid with respect to portfolio transactions to certain brokers for research services.

As noted above, DSL, if applicable, may purchase new issues of securities for the Portfolio in underwritten fixed price offerings.  In these situations, the underwriter or selling group member may provide DSL, if applicable, with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients.  Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of DSL without incurring additional costs.  These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions.  However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.  As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

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In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolio as well as shares of other investment companies or accounts managed by DSL, if applicable, This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolio.

Commission rates in the United States are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates.  The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

DSL, if applicable, may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of DSL, if applicable, where, in the judgment of DSL, if applicable, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

Pursuant to SEC Rules, a broker-dealer that is an affiliate of DSL may receive and retain compensation for effecting portfolio transactions for the Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer, and if there is in effect a written contract with the Trust expressly permitting the affiliated broker-dealer to receive and retain such compensation.  SEC rules further require that commissions paid to such an affiliated broker-dealer by the Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically.  Each of the following is a registered broker-dealer and an affiliate of DSL, adviser to ING Investors Trust as of December, 2007:  ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Advisors B.V., ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

Any of the above firms may retain compensation on transactions effected for the Portfolio in accordance with these rules and procedures.

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For the fiscal year ended December 31, 2007, the Portfolio paid no brokerage commissions nor any affiliated brokerage commissions.

Because the Portfolio had not commenced operations as of December 31, 2006, no brokerage commissions or affiliated brokerage commission were paid as of that date and the Portfolio did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of the Portfolio is known as “portfolio turnover” and may involve the payment by the Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities.  Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less.  The Portfolio cannot accurately predict its turnover rate, however the rate will be higher when the Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events.  A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolio.

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading.  As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of the Portfolio’s shares could be indirectly affected. As a general matter, the Portfolio does not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the Portfolio.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day.  Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day.  Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day.  In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.  See the “Net Asset Value” in the “Information for Investors” section of the Prospectuses.  The long-term debt obligations held in the Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

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Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  The valuation techniques applied in any specific instance are likely to vary from case to case.  With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange.  Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open.  Further, trading takes place in various foreign markets on days on which the NYSE is not open.  Consequently, the calculation of an Underlying Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets.  Further, the value of the Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.  In calculating the Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV.  In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures.  Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its NAV.  There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models.  Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment.  Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate.  Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

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The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio’s total assets.  The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets.  The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day.  It is the responsibility of the dealer to ensure that all orders are transmitted timely to the Portfolio.  Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield and the total return of the Portfolio, in advertisements or sales literature.  In the case of Variable Contracts, performance information for the Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Since the Portfolio had not commenced operations as of the date of this SAI, no performance information is provided.

Quotations of yield for the Portfolio will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((a-b)/cd  + 1)^6 - 1]

where,

a = dividends and interest earned during the period;

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T) ^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).  Quotations of total return may also be shown for other periods.  All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The following are the ING Franklin Templeton Founding Strategy Portfolio’ average annual total returns for the periods indicated for each year ended December 31:

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Portfolio	1 Year	5 Years	10 Years	Since Inception (4/30/07)
ING Franklin Templeton Founding Strategy
ADV Class	N/A	N/A	N/A	(3.20)%
Class I	N/A	N/A	N/A	(2.70)%
Class S	N/A	N/A	N/A	(3.00)%

Performance information for the Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Index and the Merrill Lynch U.S. High Yield BB-B Rated Index, or other indices that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio.  Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a portfolio’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning DSL or affiliates of the Trust, including (i) performance rankings of other mutual funds managed by DSL, or the individuals employed by DSL, if applicable, who exercise responsibility for the day-to-day management of a portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by DSL.  Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a portfolio is intended, based upon each portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for the Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING Groep, although comparable performance information for the Separate Account will take such charges into account.  Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based.  Performance information should be considered in light of the Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

Shares of the Portfolio may be offered to Separate Accounts of insurance companies as investment options under Variable Contracts.  Shares may also be offered to Qualified Plans outside the Variable Contract and to DSL and its affiliates in connection with the creation or management of the Portfolio.  Shares will generally not be offered to other investors.

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The Portfolio qualified, and expects to continue to qualify, to be taxed as a regulated investment company (“RIC”) under the Code.  To qualify for that treatment, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, net income derived from an interest in a publicly held partnership or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or business or related trades or business or of one or more qualified publicly held partnerships.  If the Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then the Portfolio should have little or no income taxable to it under the Code.

The Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder.  These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer).  Because Section 817(h) and the underlying regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio.  Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty (30) days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs.  Failure of the Portfolio either to qualify as a RIC or to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years.  Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (“IRS”) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied.  Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.  Failure by the Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the shares of such RIC are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of the Portfolio (a “Closed Fund”).

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If the segregated asset account upon which a Variable Contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not “adequately diversified” and (b) the holders of such contract must include as ordinary income, “the income on the contract” for each taxable year.  Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code.  The “income on the contract” is, generally the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year.  In addition, if the Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

For a VLI Contract or a VA Contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.  Under current U.S. tax law, if a contract owner has excessive control over the investments made by a Separate Account, or the Underlying Fund, the contract owner will be taxed currently on income and gains from the account or fund.  In other words, in such a case of “investor control” the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist.  The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund.  For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Variable Contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolio satisfies the current view of the IRS on this subject, such that the investor control doctrine should not apply.  However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions.  Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio.  You may not select or direct the purchase or sale of a particular investment of the Portfolio.  All investment decisions concerning the Portfolio must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner.  Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Variable Contract.  Such guidance could be applied retroactively.  If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from the Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities.  Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts.

You should review your Variable Contract’s Prospectus and SAI and you should consult your own tax advisor as to the possible application of the “investor control” doctrine to you.

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If the Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, and corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in the Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  In addition, if the Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax.  However, the excise tax does not apply when the Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans.  To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolio. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by the Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

Foreign Investments — Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions.  Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%.  The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes.  Owners of Variable Contracts investing in the Portfolio bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Underlying Funds may invest in securities of PFICs.  A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  An Underlying Fund investing in securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments.  Owners of Variable Contracts investing in the Portfolio when the Portfolio invests in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund.  However, no assurance can be given that such elections can or will be made.

Real Estate Investment Trusts - Certain Underlying Funds may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”).  Under U.S. Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of the Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events.  These regulations are also expected to provide that excess inclusion income of a RIC, such as the Portfolio and the Underlying Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the

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shareholders held the related REMIC residual interest directly.  In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.  In addition, if at any time during any taxable year a ‘disqualified organization’ (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolio and its shareholders.  No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 66 different investment portfolios.  The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust’s shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust.  Shares do not have preemptive rights, conversion rights, or subscription rights.  In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that portfolio.  The Portfolio discussed in this SAI is diversified.

Voting Rights

Shareholders of the Portfolio are given certain voting rights. Each share of the Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for the Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust.  In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.  The Trust’s shares do not have cumulative voting rights.  The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.  The Trust is required to assist in shareholders’ communications.

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Purchase of Shares

Shares of the Portfolio may be offered for purchase by Separate Accounts of insurance companies to serve as an investment medium for the Variable Contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolio serving as an investment medium for Variable Contracts.  Shares of the Portfolio are sold to insurance company Separate Accounts funding both VA Contracts and VLI Contracts and may be sold to insurance company Separate Accounts that are not affiliated.  The Trust currently does not foresee any disadvantages to Variable Contract owners or other investors arising from offering the Trust’s shares to Separate Accounts of unaffiliated insurers, Separate Accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict.  However, the Board and insurance companies whose Separate Accounts invest in the Trust are required to monitor events in order to identify any material conflicts between VA Contract owners and VLI Contract owners, between Separate Accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans.  The Board will determine what action, if any, should be taken in the event of such a conflict.  If such a conflict were to occur, one or more insurance company Separate Accounts might withdraw their investment in the Trust.  This might force the Trust to sell securities at disadvantageous prices.

If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Shares of the Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose Separate Account invests in the Trust.

Redemption of Shares

Shares of the Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose separate account invests in a Portfolio.  Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form.  The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders.  If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC.  If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Exchanges

Shares of the same class of any one portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust.  Exchanges are treated as a redemption of shares of one portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are effected at the respective NAVs per share of each portfolio on the date of the exchange.  The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable Contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the

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Portfolio, and should refer to the Prospectuses for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

The Trust reserves the right to discontinue offering shares of the Portfolio at any time.  In the event that the Portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the ING Liquid Assets Portfolio of the Trust or any successor to such portfolio.

CUSTODIAN

The Bank of New York Mellon Corporation (formerly The Bank of New York), One Wall Street, New York, NY, 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for the Portfolio.

TRANSFER AGENT

DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolio.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 99 High Street, Boston, MA 02110, serves as the independent registered public accounting firm to the Portfolio.  KPMG LLP provides audit and tax services, assistance and consultation in connection with the SEC filings.

LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

This SAI and the accompanying Prospectuses do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses.  Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Financial statements for the Portfolio for the fiscal year ended December 31, 2007 are included in the Portfolio’s annual shareholder report and are incorporated by reference in this SAI and may be obtained without charge by contacing the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 366-0066.

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APPENDIX A:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa - judged to be the best quality; they carry the smallest degree of investment risk.  Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as “upper medium grade obligations.” Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Ba - judged to have speculative elements; their future cannot be considered as well assured.  B - generally lack characteristics of the desirable investment.  Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.  Ca - speculative in a high degree; often in default.  C - lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories.  The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor’s Rating Group (“S&P”) description of its bond ratings:

AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.  A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.  BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment.  BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories.  The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG.  Such ratings recognize the differences between short-term credit and long-term risk.  Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

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DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months.  Moody’s makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.  The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

AAA: Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI: The “CI” rating is reserved for income bonds on which no interest is being paid.

D: Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND
SHORT-TERM DEMAND OBLIGATIONS:

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest.  Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

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SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days.  The two rating categories for securities in which the Trust may invest are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

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ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  March 27, 2008

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.            COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee

 (1)          Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance  Committee with respect to any other Fund.

 (2)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.           DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to  recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

 (1)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.           APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.            VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any

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research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.   Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.   Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

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Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.   Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.   Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish

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whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.           CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.         REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website.  No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

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EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE DEVELOPMENT EQUITY FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTMENT FUNDS, INC.

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP NATURAL RESOURCES TRUST

 (1)          Sub-Adviser-Voted Series:  ING Franklin Mutual Shares Portfolio

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EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES, LLC

PROXY VOTING PROCEDURES

I.              INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

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II.            ROLES AND RESPONSIBILITIES

A.            Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.            Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to

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call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.            Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable,

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(2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use

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best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.           VOTING PROCEDURES

A.            In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in

B-12

this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.   Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.   Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

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4.   The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.           ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.            Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.            Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

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In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.            REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

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APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Effective as of January 1, 2008

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EXHIBIT 3

to the

ING Funds
Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.             INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.            GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

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It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.             The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely

B-18

independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD support from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

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If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees when (1) the issue relevant to the majority negative vote has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD support from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

DO NOT WITHHOLD support from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Generally:

(1)       Where applicable and except as otherwise provided for herein, DO NOT WITHHOLD support from nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)       In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees.

(3)       If the Agent recommends withholding support from nominees in connection with executive compensation or perquisites related to retention or recruitment, including severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure.

(4)       If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(5)       If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)       Generally, vote FOR independent outside director nominees serving on the audit committee.

(2)       Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support from nominees serving on the audit committee who did not serve

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on that committee during the majority of the time period relevant to the concerns cited by the Agent.

(3)       If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis.

(4)       If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)       WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)       WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)       Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)       Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)       When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment

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Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary

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obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)       The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)       Only if the director’s legal expenses would be covered.

2.             Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.             Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

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4.             Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

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5.             Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

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Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.             Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•      In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•      If the dissidents agree, the policy remains in place.

•      If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

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Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis, with voting decisions determined based on the Agent’s criteria, considering whether the related proposal received the requisite support for approval and was adopted for the benefit of the company and its shareholders.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

7.         Capital Structure

Analyze on a CASE-BY-CASE basis.

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Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•      Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•      Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•      Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•      Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

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Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if the Agent otherwise supports management’s rationale.

Preferred Stock

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

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Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation as assessed by the Agent.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.         Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•      Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•      Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE.

•      Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•      Generally, vote AGAINST plans administered by potential grant recipients.

•      Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for plan changes assessed as material by the Agent, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•      Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the

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Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE.

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

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Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change-in-control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

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Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.

9.         State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.       Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

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Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.       Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, consider proposals to change a fund’s fundamental investment objective to nonfundamental on a CASE-BY-CASE basis.

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Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally

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be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.          Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•      the opening of the shareholder meeting

•      that the meeting has been convened under local regulatory requirements

•      the presence of quorum

•      the agenda for the shareholder meeting

•      the election of the chair of the meeting

•      the appointment of shareholders to co-sign the minutes of the meeting

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•      regulatory filings (e.g., to effect approved share issuances)

•      the designation of inspector or shareholder representative(s) of minutes of meeting

•      the designation of two shareholders to approve and sign minutes of meeting

•      the allowance of questions

•      the publication of minutes

•      the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

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DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•      bundled slates of nominees (e.g., France, Hong Kong or Spain);

•      simultaneous reappointment of retiring directors (e.g., South Africa);

•      in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•      nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

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Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•      the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•      culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•      the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.  The same policy shall be applied regarding attendance by statutory auditors of Japanese companies.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

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Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.  Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure) and there is no evidence of abuse.  For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to

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preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•      exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•      provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting Agent’s standards (e.g., France);

•      are administered with discretion by potential grant recipients;

•      provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•      permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•      for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•      provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device;

•      provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•      permit post-employment vesting if deemed inappropriate by the Agent;

•      allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•      provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if the company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation.  Unless otherwise provided for herein, market practice of the primary country in which a company does

B-41

business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:

(1)   practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)   retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)   equity award valuation triggering a negative recommendation from the Agent; or

(4)   provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.  Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital as well as market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter

B-42

relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows:

•      Generally, vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•      Vote FOR specific proposals to increase authorized capital, unless:

•      the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•      the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•      Vote AGAINST proposals to adopt unlimited capital authorizations.

•      The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•      Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•      Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•      Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case

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of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.  For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s standards.  In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Allocation of Income and Dividends

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes.  In the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s).

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing

B-44

level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•      it is editorial in nature;

•      shareholder rights are protected;

•      there is negligible or positive impact on shareholder value;

•      management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•      it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

B-45

•      the company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•      it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•      it reduces relevant disclosure to shareholders;

•      it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•      it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

•      it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•      Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•      Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•      If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•      Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

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ING INVESTORS TRUST

7337 East Doubletree Ranch Road

Scottsdale, AZ  85258

800-366-0066

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2008

ING LifeStyle Conservative Portfolio

ING LifeStyle Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Aggressive Growth Portfolio

Adviser Class, Institutional Class, Service Class and Service 2 Class Shares

This Statement of Additional Information (“SAI”) relates to the series listed above (each, a “Portfolio,” and collectively, the “LifeStyle Portfolios”) of ING Investors Trust (“Trust”).  A prospectus or prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the LifeStyle Portfolios, dated April 28, 2008, that provide the basic information you should know before investing in the LifeStyle Portfolios, may be obtained without charge from the LifeStyle Portfolios or the LifeStyle Portfolios’ principal underwriter, ING Funds Distributor, LLC (“ING Funds Distributor” or “Distributor”) at the address listed above.  This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated April 28, 2008 which have been filed with the U.S. Securities and Exchange Commission (“SEC”).  Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in this SAI expands on information contained in the Prospectuses and any supplements thereto.  Copies of the LifeStyle Portfolios’ Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.  The LifeStyle Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2007, are incorporated herein by reference.

Shares of the LifeStyle Portfolios are sold to insurance company separate accounts, so that the LifeStyle Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”).  The LifeStyle Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), insurance companies, and any investment adviser to the LifeStyle Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the LifeStyle Portfolios.  Shares of the LifeStyle Portfolios are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V.  For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

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INTRODUCTION	1
HISTORY OF THE TRUST	1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES	1
INVESTMENT RESTRICTIONS	52
MANAGEMENT OF THE TRUST	54
ADVISER	69
ASSET ALLOCATION COMMITTEE	71
INFORMATION ABOUT ING INVESTMENT MANAGEMENT, CO.	73
EXPENSE LIMITATION AGREEMENT	73
ADMINISTRATOR	73
DISTRIBUTION OF TRUST SHARES	73
CODE OF ETHICS	79
DISCLOSURE OF THE LIFESTYLE PORTFOLIOS’ PORTFOLIO SECURITIES	79
PROXY VOTING PROCEDURES	80
PORTFOLIO TRANSACTIONS	81
PORTFOLIO TURNOVER	86
NET ASSET VALUE	86
PERFORMANCE INFORMATION	88
TAXES	90
OTHER INFORMATION	93
FINANCIAL STATEMENTS	95
APPENDIX A: DESCRIPTION OF BOND RATINGS	A-1
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES	B-1

1

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser Class (“ADV Class”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class shares of the LifeStyle Portfolios, including the discussion of certain securities and investment techniques.  The more detailed information contained in this SAI is intended solely for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the LifeStyle Portfolios’ securities and some investment techniques.  Some of the LifeStyle Portfolios’ investment techniques are described only in the Prospectuses and are not repeated herein.  Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser, ING Investments, LLC (“ING Investments”) reasonably believes is compatible with the investment objectives and polices of that Portfolio.  Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses.  Terms not defined herein have the meanings given to them in the Prospectuses.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 66 investment portfolios.  The Trust is authorized to issue multiple Portfolios and classes of shares, each with different investment objectives, policies and restrictions.  This SAI pertains only to the following four Portfolios:  ING LifeStyle Conservative Portfolio, ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio and ING LifeStyle Aggressive Growth Portfolio.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust.  On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The LifeStyle Portfolios normally invest all of their assets in shares of other ING mutual funds (“Underlying Funds”), as described in the Prospectuses. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the LifeStyle Portfolios do not invest directly in securities. However, the LifeStyle Portfolios are subject to the risks described below indirectly through their investment in the Underlying Funds.

FIXED-INCOME INVESTMENTS

Adjustable Rate Mortgage Securities

Certain of the Underlying Funds may invest in adjustable rate mortgage securities (“ARMS”).  ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

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There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of LifeStyle Portfolios, the National Median Cost of LifeStyle Portfolios, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Agency Mortgage Securities

Certain of the Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises.  There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Asset-Backed Securities

Certain of the Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.  In the case of privately-issued mortgage-related and asset-backed securities, the LifeStyle Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile ReceivablesSM (“CARSSM”).  CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts.  If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of

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credit is exhausted.

Asset-backed securities can also include collateralized putable notes (“CPNs”).  CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty.  CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

Banking Industry and Savings Industry Obligations

Certain of the Underlying Funds may invest in (1) certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations (“S&Ls”).  Certain of the Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See “Foreign Securities” discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Certain of the Underlying Funds invest only in bank and S&L obligations as specified in that Underlying Fund’s investment policies.  Other Underlying Funds will not invest in obligations issued by a commercial bank or S&L unless:

(i)

the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody’s or Standard and Poor’s, or, if the institution has no outstanding securities rated by Moody’s or Standard & Poor’s, it has, in the determination of the sub-adviser, similar creditworthiness to institutions having outstanding securities so rated;

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(ii)	in the case of a U.S. bank or S&L, its deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”) or the Savings Association Insurance Fund (“SAIF”), as the case may be; and

(iii)

in the case of a foreign bank, the security is, in the determination of the sub-adviser, of an investment quality comparable with other debt securities that may be purchased by the Underlying Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Brady Bonds

Certain of the Underlying Funds may invest in Brady Bonds.  “Brady Bonds” are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative.  Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds.  Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation’s reserves.  Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest.  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative.  Brady Bonds acquired by an Underlying Fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.

Collateralized Debt Obligations

Certain of the Underlying Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed-income securities

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discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations

Certain of the Underlying Funds may invest in collateralized mortgage obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC, or the FNMA (each as described below), and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z.  The portfolio A, B, and C Bonds all bear current interest.  Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

Commercial Mortgage-Backed Securities

Certain of the Underlying Funds may invest in commercial mortgage-backed securities.  Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Paper

Commercial paper consists of short-term (usually from 1- to 270-days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

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All of the Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes (“ECN”)), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations.  Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by Standard & Poor’s; (ii) if not rated by either Moody’s or Standard & Poor’s, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or Standard & Poor’s; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.

Commercial paper obligations may include variable rate master demand notes.  These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower.  These notes permit daily changes in the amounts borrowed.  The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty.  Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded.  However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.  In connection with master demand note arrangements, the sub-adviser that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand.  The sub-adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit.  These notes generally are not rated by Moody’s or Standard & Poor’s; the Underlying Fund may invest in them only if the sub-adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest.  Master demand notes are considered by the Underlying Fund to have a maturity of one day, unless the sub-adviser has reason to believe that the borrower could not make immediate repayment upon demand.  See Appendix A for a description of Moody’s and Standard & Poor’s ratings applicable to commercial paper.  For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (“1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Trust’s Board of Trustees (“Board”) shall not be considered to be restricted.

Corporate Debt Securities

Certain of the Underlying Funds may invest in corporate debt securities, as stated in the Underlying Funds’ investment objectives and policies in the relevant Prospectuses or in this SAI.  Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.  Some Underlying Funds’ may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor’s Rating Corporation (“Standard & Poor’s” or “S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”), or, if not rated by S&P or Moody’s, of equivalent quality as determined by the sub-adviser.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally.  There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics.  A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

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New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time.  The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels.  However, the Underlying Fund will not accrue any income on these securities prior to delivery.  The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s or Standard & Poor’s do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Underlying Fund’s adviser.

Credit-Linked Notes

Certain of the Underlying Funds may invest in credit-linked notes (“CLN”). A CLN is generally issued by one party with a credit option, or risk, linked to a second party.  The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective.  The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced).  The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Custodial Receipts and Trust Certificates

Certain of the Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities.  These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATs”).

Certain of the Underlying Funds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond.  Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

The custodial receipts and trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments

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or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers.  Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

Delayed Funding Loans and Revolving Credit Facilities

Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.  Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.  The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund’s limitation on illiquid investments.  Delayed funding loans and revolving

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credit facilities are considered to be debt obligations for purposes of the Underlying Fund’s investment restriction relating to the lending of funds or assets.

Eurodollar and Yankee Dollar Instruments

Certain of the Underlying Funds may invest in Eurodollar and Yankee Dollar instruments.  Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See “Foreign Investments.”

Event-Linked Bonds

Certain of the Underlying Funds may invest in event-linked bonds.  Event-linked bonds are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.”  If a trigger event occurs, the Underlying Fund may lose a portion or all of its principal invested in the bond.  Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  Event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.

Floating or Variable Rate Instruments

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest.  Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks.  Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.).  An Underlying Fund would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds.  Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by an Underlying Fund.  These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Underlying Fund may retain the bond if interest rates decline.  By acquiring these kinds of bonds, an Underlying Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

FNMA and FHLMC Mortgage-Backed Obligations

Certain of the Underlying Funds may invest in FNMA and FHLMC mortgage-backed obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC.  FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans.  FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government.  FNMA also issues real estate mortgage investment conduits (“REMICs”) certificates (“REMIC Certificates”), which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

FNMA is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general

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regulation by the Secretary of Housing and Urban Development.  FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers.  FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  Its stock is owned by the twelve Federal Home Loan Banks.  FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default.  PCs are not backed by the full faith and credit of the U.S. government.  As is the case with GNMA Certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Foreign Bank Obligations

Certain of the Underlying Funds may invest in foreign bank obligations. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Mortgage-Related Securities

Certain of the Underlying Funds may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

GNMA Certificates

Certain of the Underlying Funds may invest in GNMA certificates (“GNMA Certificates”).  GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a periodic payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the periodic payments made by the individual

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borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.  Mortgage-backed securities issued by GNMA are described as “modified pass-through” securities.  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.  The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary.  Other mortgage-backed securities, such as those of the FHLMC and the FNMA, trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA Certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.  Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal.  Prepayment rates vary widely and may be affected by changes in market interest rates.  In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA Certificates.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA Certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA Certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

Guaranteed Investment Contracts

Certain of the Underlying Funds may invest in guaranteed investment contracts (“GICs”).  GICs are issued by insurance companies.  Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company’s general account.  The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index.  The GICs provide that this guaranteed interest will not be less than a certain minimum rate.  The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio.  In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

High-Yield Bonds

Certain of the Underlying Funds may invest in high-yield bonds.  “High-Yield Bonds” (commonly referred to as “junk bonds”), are bonds rated lower than Baa3 by Moody’s or BBB- by Standard & Poor’s, or, if not rated by Moody’s or Standard & Poor’s, of equivalent quality.  In general, high-yield bonds are not considered to be investment grade and investors should consider the risks associated with high-yield bonds before investing in a Portfolio that invests in an Underlying Fund that holds high-yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in

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higher rated debt securities.  High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high-yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high-yield market.  Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds.  The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery.  In the case of high-yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds.  Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high-yield bond and could adversely affect and cause large fluctuations in the daily net asset value (“NAV”) of the Underlying Fund’s shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.  When secondary markets for high-yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

Industrial Development and Pollution Control Bonds

The Portfolios may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer.  They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control.  Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Inflation-Indexed Bonds

Certain of the Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Loan Participations

Certain of the Underlying Funds may purchase participations in commercial loans.  Such indebtedness may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender.  The participation interests in which the Underlying Funds intend to invest may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.  Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower.  In the event that an agent bank or financial intermediary becomes insolvent, the Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected.  If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower’s obligation or that the collateral can be liquidated.  If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested.  Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to the Underlying Fund.  For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund’s NAV than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund’s daily share price.

Moral Obligation Securities

Certain of the Underlying Funds may invest in moral obligation securities. Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

Mortgage-Backed Securities

Certain of the Underlying Funds may invest in mortgage-backed securities that meet its credit quality and

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portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans secured by real property.  See “U.S. Government Securities.”

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.  The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.  Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.  Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate.  In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities.  Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Some of these mortgage-related securities may have exposure to sub prime loans or sub prime mortgages, which are loans to persons with impaired credit ratings.  However, it may be difficult to determine which securities have exposure to sub prime loans or mortgages.  Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings.  The value of these instruments may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of concerns about their transparency.  These instruments may not be liquid.

Municipal Lease Obligations

Certain of the Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Underlying Funds may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

An Underlying Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Municipal Securities

Certain of the Underlying Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer

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at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Participation on Creditors Committees

Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund.  Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.  Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

Privately-Issued Mortgage-Backed Securities

Certain of the Underlying Funds may invest in privately issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions).  These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.  Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time.  Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Savings Association Obligations

Certain of the Underlying Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or S&Ls that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Short-Term Municipal Obligations

Certain of the Underlying Funds may invest in short-term municipal obligations.  These securities include the following:

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Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Stripped Mortgage-Backed Securities

Certain of the Underlying Funds may invest in stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Underlying Fund’s limitations on investment in illiquid securities.

Subordinated Mortgage Securities

Certain of the Underlying Funds may invest in subordinated mortgage securities.  Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates

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will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available; interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.  The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the Trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities.  The Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the sub-adviser, the potential for a

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higher yield on such instruments outweighs any additional risk presented by the instruments. The sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Trust-Preferred Securities

Certain of the Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities.  Trust-preferred securities are securities that have the characteristics of both debt and equity instruments and are treated by the Underling Funds as a debt instrument. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company.  The financial institution creates the trust and will subsequently own the trust’s common

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securities, which represents three percent of the trust’s assets. The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution.  The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt.  The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities.  The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution’s common stock.  Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated.  The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust.  In this pooled offering, a separate trust is created.  This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions.  Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

U.S. Government Securities

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities.  Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury.  Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (“GNMA”) certificates, described in the section on “Mortgage-Backed Securities,” and Federal Housing Administration (“FHA”) debentures).  In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality.  Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury.  However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality.  These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

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Certain of the Underlying Funds may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

Zero-Coupon and Pay-in-Kind Bonds

Certain of the Underlying Funds may invest in zero-coupon and pay-in-kind bonds.  Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund’s distribution obligations.

EQUITY INVESTMENTS

Common Stock and Other Equity Securities

Common stocks represent an equity (ownership) interest in a corporation.  This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company’s organization and operations.

Certain of the Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock.  In selecting equity investments for an Underlying Fund, the sub-adviser will generally invest the Underlying Fund’s assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

Certain of the Underlying Funds may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic

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convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.  A Underlying Fund will only invest in synthetic convertible with respect to companies whose corporate debt securities are rated “A” or higher by a nationally recognized statistical rating organization (“NRSRO”), and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Corporate Reorganizations

Certain of the Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring.  Such indebtedness may be in the form of loans, notes, bonds or debentures.  In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal.  The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated.  These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value.  The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the sub-adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offer or as well as the dynamics of the business climate when the offer or proposal is in progress.

Derivatives

Certain of the Underlying Funds may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

An Underlying Fund’s transactions in derivative instruments may include:

•	The purchase and writing of options on securities (including index options) and options on foreign currencies;
•	The purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed-income securities; and
•

Entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the sub-adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If the sub-adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Underlying Fund’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include:  adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. An Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments.  The loss from investing in derivative instruments is potentially unlimited.

Certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings.  Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the sub-adviser’s judgment about

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fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with an Underlying Fund’s investments, the use of derivatives could result in a loss to the Underlying Fund and may, in turn, increase the Underlying Fund’s volatility.  In addition, in the event that non-exchange traded derivatives are used; they could result in a loss if the counterparty to the transaction does not perform as promised.

Eurodollar Convertible Securities

Certain of the Underlying Funds may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

Futures Contracts and Options on Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time and place.  Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date.  Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date.  Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss.  Where an Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

Gold Futures Contracts

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price.  When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price.  An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage.  An Underlying Fund’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Interest Rate Futures Contracts

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities.  As a hedging strategy an Underlying Fund

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might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields.  Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future.  A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold.  While the Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

Investment in Gold and Other Precious Metals

Some of the Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals.  In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (“Code”), each Underlying Fund intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold an other precious metals for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value).  Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank.  Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors.  Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals.  Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia.  Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Limitations

When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract.  When writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by an Underlying Fund.  A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures

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commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

Options on Futures Contracts

A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option.  Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position.  In the case of a put option, the converse is true.  A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.

Certain of the Underlying Funds may use options on futures contracts in connection with hedging strategies.  Generally these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt securities, as described hereafter in “Options on Securities and Securities Indices.”

Preferred Stock

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Stock Index Futures Contracts

A “stock index” assigns relative values to the common stock included in an index (for example, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks.  A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion.  Stock index futures contracts might also be sold:

(1)	When a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

	(a)	Forego possible price appreciation;
	(b)	Create a situation in which the securities would be difficult to repurchase; or
	(c)	Create substantial brokerage commissions;

(2)

When a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the sub-adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

(3)	To close out stock index futures purchase transactions.

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Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested.  Stock index futures might also be purchased:

(1)

If an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or

(2)	To close out stock index futures sales transactions.

Each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section, in order to avoid being deemed a commodity pool.  For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of an Underlying Fund’s securities or the price of the securities which an Underlying Fund intends to purchase.  An Underlying Fund’s hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates.  Although other techniques could be used to reduce that Underlying Fund’s exposure to interest rate fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.  See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities (“initial margin”).  The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes.  Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month).  If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain, or if it is less, an Underlying Fund realizes a capital loss.  The transaction costs must also be included in these calculations.

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Synthetic Convertible Securities

Synthetic Convertible Securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions.  Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component.  For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Warrants

Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.  Warrants are sometimes sold in unit form with other qualification as a regulated investment company.  The result of a hedging program cannot be foreseen and may cause the Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  They pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.

OPTIONS ON SECURITIES AND SECURITIES INDICES

Credit Default Swaps

Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes.  As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.  In return, an Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations.  As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap.

Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability).  It would also involve credit risk – that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

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Dollar Roll Transactions

Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or “covered rolls” in which an Underlying Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date.  The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period.  During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period.  The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction.  As used herein the term “dollar roll” refers to dollar rolls that are not “covered rolls.”  At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund.  “Covered rolls” are not subject to these segregation requirements. Dollar roll transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Underlying Fund.

General

The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by the Underlying Fund is included in the Underlying Fund’s assets and an equal amount is included in its liabilities.  The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated With Futures and Futures Options

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While an Underlying Fund’s transactions in futures may protect an Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Underlying Fund’s securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Underlying Fund and the hedging vehicle so that the Underlying Fund’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Underlying Fund seeks to close out a futures contract or a futures option position.  Most futures exchanges and boards of trade limit the amount of

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fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

Most Underlying Funds will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists.  Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States.  Foreign markets, however, may have greater risk potential than domestic markets.  Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the Commodity Futures Trading Commission (“CFTC”) and may be subject to greater risk than trading on domestic exchanges.  For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract.  Trading in foreign markets or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings proved by the National Futures Association or any domestic futures exchange.  Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.  Certain of the Underlying Funds could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated.  Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

Hybrid Instruments

Certain of the Underlying Funds may invest in hybrid instruments.  Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter “Hybrid Instruments”).  Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”).  Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, an Underlying Fund may wish to take

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advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level and payoffs of less than par if rates were above the specified level.  Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs.  Of course, there is no guarantee that the strategy will be successful, and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies.  Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark.  The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked.  Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument.  Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument.  Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet an Underlying Fund’s needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.  In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause

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significant fluctuations in the NAV of an Underlying Fund.  Accordingly, each Underlying Fund will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that an Underlying Fund’s investment in Hybrid Instruments will account for more than 10% of an Underlying Fund’s return (positive or negative).

Indexed Securities

Certain of the Underlying Funds may invest in indexed securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Lease Obligation Bonds

Certain of the Underlying Funds may invest in lease obligation bonds.  Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term.  The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders.  The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default.  The remedy to cure default is to rescind the lease and sell the assets.  If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund’s limit on illiquid securities.

Options on Securities Indices

Certain of the Underlying Funds may purchase or sell call and put options on securities indices for the same purposes as it purchase or sells options on securities.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.  When such options are written, the Underlying Fund is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold.  Purchased options may not enable the Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value of the Underlying Fund’s securities.  Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

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Over-the-Counter Options

Certain of the Underlying Funds may write or purchase options in privately negotiated domestic or foreign transactions (“OTC Options”), as well as exchange-traded or “listed” options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Underlying Fund may be considered an illiquid security.  In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the SEC has taken the position that purchased OTC Options and assets used to cover written OTC Options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund’s assets (“SEC illiquidity ceiling”).  OTC Options entail risks in addition to the risks of exchange-traded options.  Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option.  With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

Purchasing Options on Securities

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option.  Certain of the Underlying Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value.  Securities are considered related if their price movements generally correlate to one another.  For example, the purchase of put options on debt securities held by an Underlying Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security.  In addition, an Underlying Fund would continue to receive interest income on such security.

Certain of the Underlying Funds may purchase call options on securities to protect against substantial increases in prices of securities an Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner.  Certain of the Underlying Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Certain of the Underlying Funds may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities (“LEAPs”) and Buy Write Option Unitary Derivatives (“BOUNDs”).  LEAPs provide the holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities’ capital appreciation up to a fixed dollar amount.

Risks of Options Transactions

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, an Underlying Fund will lose its entire investment in the

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option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If an Underlying Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in an Underlying Fund’s NAV being more sensitive to changes in the value of the underlying securities.

Structured Securities

Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions.  Whether an Underlying Fund’s use of swap agreements will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on

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illiquid investments.

The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying an Underlying Fund’s investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by an Underlying Fund at market value.  In the case of a credit default swap sold by an Underlying Fund (i.e., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount.  The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Variable and Floating Rate Securities

Certain of the Underlying Funds may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.).  Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.  The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value.  In many cases, the demand feature can be exercised at any time on 7 days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year.  Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Certain of the Underlying Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns.  Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund’s other assets.  Although the Underlying Fund could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or delayed delivery security prior to settlement if a sub-adviser deems it appropriate to do so.  The Underlying Fund may realize short-term profits or losses upon such sales.

Writing Covered Call and Secured Put Options

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, certain of the Underlying Funds may write covered call options.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.  During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction.  Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an

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underlying security from being called, to permit the sale of the underlying security, or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, certain of the Underlying Funds may write secured put options.  During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Certain of the Underlying Funds may write a call or put option only if the option is “covered” or “secured” by the Underlying Fund holding a position in the underlying securities.  This means that so long as the Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call.  Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option.  A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price.  Certain of the Underlying Funds may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities.  Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.

FOREIGN INVESTMENTS

Currency Management

An Underlying Fund’s flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying an Underlying Fund’s investments should help increase the NAV of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the Underlying Fund’s securities are denominated will generally lower the NAV of the Underlying Fund. The sub-adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.

Debt Securities Issued or Guaranteed by Supranational Organizations

Certain Underlying Funds may invest assets in debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Depositary Receipts

Certain of the Underlying Funds may invest in Depositary Receipts, including ADRs. ADRs are securities,

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typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored Depositary Receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.  Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.  Depositary Receipts also involve the risks of other investments in foreign securities.

Exchange Rate-Related Securities

Certain of the Underlying Funds may invest in securities that are indexed to certain specific foreign currency exchange rates.  The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security.  An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.  The staff of the SEC is currently considering whether a mutual fund’s purchase of this type of security would result in the issuance of a “senior security” within the meaning of the 1940 Act.  The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, ending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

Investment in exchange rate-related securities entails certain risks.  There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked.  In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets.  Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

Foreign Currency Transactions

Certain of the Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.  The Underlying Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in

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the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Foreign Debt Securities

Certain of the Underlying Funds may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.  Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that the Portfolios’ investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Investment in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt.  A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.  Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt.  The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner.  Consequently, governmental entities may default on their sovereign debt.  Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities.  There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Certain Underlying Funds’ investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income.  This difference may cause a portion of the Company’s income distributions to constitute returns of capital for tax purposes or require the Portfolios to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Foreign Securities

Certain of the Underlying Funds may invest in equity securities of foreign issuers, including ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”), which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the “Banking Industry and Savings Industry Obligations” discussion in this SAI for further description of these securities.

Certain of the Underlying Funds may have no more than 25% of their total assets invested in securities of issuers located in any one emerging market country.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by

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offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets.  Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.  There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States.  An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.  In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  A number of emerging market countries restricts, to varying degrees, foreign investment in securities.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries.  A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.  There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it

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difficult to engage in such transactions.  Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that an Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Forward Currency Contracts

Certain of the Underlying Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

An Underlying Funds may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates.  An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar.  Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Underlying Funds may enter into forward foreign currency contracts in two circumstances.  When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to “lock in” the U.S. dollar price of the security.  By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund’s securities denominated in or exposed to such foreign currency.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund’s securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets.  At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the

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foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract.  Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver.

If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  Should forward prices decline during the period between the Underlying Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts are not traded on regulated commodities exchanges.  There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time.  In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction.  The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

International Debt Securities

Certain of the Underlying Funds may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depositary Receipts (“ADRs”), consistent with each Underlying Fund’s policies.  These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, an Underlying Fund would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar.  These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.  Subsequent foreign currency losses may result in the Underlying Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders.  An Underlying Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative.  Although a portion of the Underlying Funds’ investment income may be received or realized in foreign currencies, the Underlying Funds would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions.  Investment in foreign securities involves considerations and risks not associated with investment in securities

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of U.S. issuers.  For example, foreign issuers are not required to use generally accepted accounting principles.  If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”).  The values of foreign securities investments will be affected by incomplete or inaccurate information available to the investment adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy.  In addition, it is generally more difficult to obtain court judgments outside the United States.

Options on Foreign Currencies

Certain of the Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized.  For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant.  In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency.  If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.  As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.  In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes.  For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs.  As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium.  Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options.  As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.  If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium.  Through the selling of options on foreign currencies, an Underlying

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Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates.  An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Passive Foreign Investment Companies

Certain of the Underlying Funds may invest in securities of “passive foreign investment companies” (“PFICs”).  Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries.  However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities.  The Underlying Funds may subject to certain percentage limits under the Investment Company Act of 1940 (“1940 Act”) and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund’s assets may be invested in such securities.

Sovereign Debt

Certain of the Underlying Funds may invest in sovereign debt securities issued by governments of foreign countries.  The sovereign debt in which the Underlying Fund may invest may be rated below investment grade.  These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt.  Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities.  An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any.  Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements.  Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.

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OTHER INVESTMENT PRACTICES AND RISKS

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund’s NAV; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the NAV of the Underlying Fund’s shares.  An Underlying Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse repurchase agreements will be included as borrowing.  Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund’s borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Underlying Fund’s obligations under the when-issued or delayed delivery arrangement.

Exchange Traded Funds (“ETFs”)

An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment.  ETFs are passively managed and traded similar to a publicly traded company.  Similarly, the risks and costs are similar to that of a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  Because ETFs trade on an exchange, they may not trade at NAV.  Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying indices.  Additionally, if an Underlying Fund elects to redeem its ETF shares rather than selling them in the secondary market, the Underlying Fund may receive the underlying securities which it would then have to sell in order to obtain cash.  Additionally, when an Underlying Fund invests in ETFs, shareholders of the Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Foreign Currency Warrants

Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or the Euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional

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transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Hard Asset Securities

The production and marketing of hard assets or global resources may be affected by actions and changes in governments.  In addition, hard asset companies and securities of hard asset companies may be cyclical in nature.  During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets.  In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others.  Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset.  In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are trust-issued receipts that represent an Underlying Fund’s beneficial ownership of a specific group of stocks.  HOLDRs involve risks similar to the risks of investing in common stock.  For example, an Underlying Fund’s investments will decline in value if the underlying stocks decline in value.  Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition.  Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline.  Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.

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Initial Public Offerings

Initial Public Offerings (“IPOs”) occur when the company first offers securities to the public.  Certain of the Underlying Funds may, consistent with its investment policies, invest in IPOs.  IPOs occur when a company’s securities at the time the company first offers securities to the public, that is, at the time of the company’s IPO.  Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information.  As a result of this or other factors, the Underlying Funds’ adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Underlying Funds.  Any signs from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Underlying Funds’ shareholders.  In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Underlying Funds’ performance when the Underlying Funds’ asset bases are small.  Consequently, IPOs may constitute a significant portion of the Underlying Funds’ returns particularly when the Funds are small.  Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Underlying Funds’ assets as it increases in size and, therefore, have a more limited effect on the Underlying Funds’ performance.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase.  The number or quality of IPOs available for purchase by the Underlying Funds may vary, decrease or entirely disappear.  In some cases, the Underlying Funds may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Underlying Funds to realize a profit.

Internet and Internet-Related Companies

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development.  As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence.  Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies.  Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful.  In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses.  Many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings.

Risk Considerations Regarding the Internet Industry

The value of shares of an Underlying Fund invested in the internet industry may fluctuate based upon risk

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factors affecting the Internet industry and related industries.  Stocks of many Internet companies for which IPOs occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability.  Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business, results of operations and financial condition.  In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business, results of operations and financial condition.

iShares MSCI Index Shares

Certain of the Underlying Funds may invest in iShares MSCI Index Shares (“iShares”) (formerly known as World Equity Benchmark Shares (“WEBS”)). WEBS were a form of exchange-traded fund traded on the AMEX.  They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indices.  Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs.  However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund’s shares could also be substantially and adversely affected.  If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See “Exchange Traded Funds”).

Lending Portfolio Securities

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Underlying Fund’s investment program.  While the securities are being lent, the Underlying Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.  The Underlying Fund has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets.  The Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote.  The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.  Loans will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

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Master Limited Partnerships (“MLPs”)

Certain of the Underlying Funds may invest in MLPs. Certain companies are organized as MLPs in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. The risks of investing in a MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries.

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them.  Examples include face-amount certificate companies, unit investment trusts and management companies.  When an Underlying Fund invests in other investment companies, shareholders of the Underlying Fund bear their proportionate share of the underlying investment companies’ fees and expenses.

Certain of the Underlying Funds may invest in shares issued by other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder or under the terms of an exemptive order granted by the SEC, except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger.  Certain Underlying Funds may invest in shares of certain types of investment companies referred to as “SPDRs” and/or “iShares”, as defined below.  Certain Underlying Funds may invest in Exchange Traded Funds, as defined below. An Underlying Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company; (2) invest more than 5% of the Underlying Fund’s total assets in the investment company; or (3) invest more than 10% of the Underlying Fund’s total assets in all investment company holdings.  As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company’s expenses, including management fees in the case of a management investment company.

Performance Indexed Paper

Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Portfolio Turnover

Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the sub-adviser believes that such a disposition is consistent with the LifeStyle Portfolio’s investment objective.  Portfolio investments

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may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions.  A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund’s shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

Principal Exchange Rate Linked Securities

Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Private Funds

Certain of the Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund’s ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Underlying Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

Real Estate Investment Trusts (“REITs”)

Certain of the Underlying Funds may invest in REITs.  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments.  Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code.  An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

Risks Associated with the Real Estate Industry

Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general.  These risks include, among others:

47

•	possible declines in the value of real estate;
•	adverse general or local economic conditions;
•	possible lack of availability of mortgage funds;
•	overbuilding;
•	extended vacancies of properties;
•	increases in competition, property taxes and operating expenses;
•	changes in zoning or applicable tax law;
•	costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;
•	casualty or condemnation losses;
•	uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and
•	unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended.  REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act.  Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

Repurchase Agreements

Certain of the Underlying Funds may invest in repurchase agreements.  The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Underlying Fund is invested in the security.  This results in a fixed rate of return protected from market fluctuations during the period of the agreement.  This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The sub-adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Underlying Fund.  The sub-adviser, in accordance with procedures established by the Board of directors/trustees of the Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.

Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Fund’s Board of directors/trustees, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Underlying Fund’s limitation of 15% of the net assets of the Underlying Fund on investing in illiquid securities.  If the seller should become bankrupt or default on its obligations to repurchase the securities, the Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline.  The Underlying Fund also might incur disposition costs in connection with liquidating the securities.

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Restricted Securities

Certain of the Underlying Funds also may purchase securities that are not registered under the 1933 Act (“restricted securities”), including those that can be offered and sold to qualified institutional buyers (“QIBs”) under Rule 144A under the 1933 Act (“Rule 144A securities”).  An Underlying Fund’s Board of directors/trustees, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments.  This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund.  Subject to an Underlying Fund’s limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds’ inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other Rule 144A securities do not have registration rights attached when first issued.  As such, these securities can only be bought from and sold to QIBs. Nonetheless, a small market exists for trading Rule 144A securities.  An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price.  An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.  An Underlying Fund typically will segregate assets determined to be liquid by the sub-adviser to cover its obligations under reverse repurchase agreements.  Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Underlying Fund.  See “Borrowing” for further information on these limits.  The use of reverse repurchase agreements by the Underlying Fund creates leverage, which increases the Underlying Fund’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Underlying Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

Risk Arbitrage Securities and Distressed Companies

A merger, tender or exchange offer, or other corporate restructuring proposed at the time a portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Underlying Funds. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Short Sales

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price.  Certain of the Underlying Funds may make short sales to offset a potential decline in

49

a long position or a group of long positions, or if the sub-adviser believes that a decline in the price of a particular security or group of securities is likely.

The Underlying Fund’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker.  An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box

A short sale “against the box” is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security.  An Underlying Fund would enter into such a transaction to defer a gain or loss for federal income tax purposes on the security owned by the Underlying Fund.  Short Sales against the box are not subject to the percentage limitations on short sales described in the Prospectuses.

Small Companies

Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned.  Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group.  While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.  There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its adviser would otherwise have sold the security.  It is possible that an Underlying Fund’s adviser or an affiliate or client of an Underlying Fund’s adviser may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.

Special Situations

A special situation arises when, in the opinion of a sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Standard & Poor’s Depositary Receipts

Certain of the Underlying Funds may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts (“SPDRs”).  SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Index.  The SPDR Trust is sponsored by a subsidiary of the AMEX.  SPDRs may be used for several reasons,

50

including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Index.

Stock Purchase Rights

Underlying Funds may also invest in stock purchase rights.  Stock purchase rights are instruments, frequently distributed to an issuer’s shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution.  The rights do not carry with them the right to dividends or to vote and may or may not be transferable.  Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer’s current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments.  In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.

Strategic Transactions

Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns.  Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC.  Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions.  The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the sub-adviser’s ability to predict, which cannot be assured, pertinent market movements.  The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

Straddles

Certain of the Underlying Funds may use straddles. A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolio’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and

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close out.

Temporary Defensive Investments

For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed-income securities (including short-term U.S. government securities, investment grade debt instruments, and money market instruments, including negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements.  Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives.  Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment.  The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

To Be Announced (“TBA”) Sale Commitments

TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

Unseasoned Companies

Certain of the Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Portfolio has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a “majority” of a Portfolio’s outstanding voting securities, as that term is defined in the 1940 Act.  The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of that Portfolio’s voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (ii) more than 50% of that Portfolio’s outstanding voting securities.  The investment objective, and all policies of a Portfolio not specifically identified in this SAI or the Prospectus as fundamental, may be changed without a vote of the shareholders of the Portfolio.  For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

Unless otherwise indicated, a Portfolio may not:

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1.

invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities);

2.	make investments for the purpose of exercising control or management;

3.

purchase or sell real estate, except that, to the extent permitted by applicable law, the Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

4.

make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this SAI, as they may be amended from time to time;

5.	issue senior securities to the extent such issuance would violate applicable law;

6.

borrow money, except that the Portfolio (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Portfolio’s investment policies as set forth in the Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies;

7.	underwrite securities of other issuers, except insofar as the Portfolio technically may be deemed an underwriter under the 1933 Act in selling portfolio securities; and

8.

purchase or sell commodities or contracts on commodities, except to the extent the Portfolio may do so in accordance with applicable law and the Portfolio’s Prospectus and SAI, as they may be amended from time to time;

The fundamental investment restrictions set forth above may be modified so as to provide the LifeStyle Portfolios with the ability to operate under new rules or amendments under the 1940 Act or under orders of the SEC applicable to the LifeStyle Portfolios without receiving prior shareholder approval of the change.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

1.

No Portfolio may purchase securities of other investment companies, except (a) a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange; or (b) as otherwise permitted under the 1940 Act.

2.	A Portfolio may invest in short-term instruments, U.S. government securities, money market

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instruments, and other securities in addition to securities of other affiliated investment companies, for temporary defensive purposes or otherwise as deemed advisable by ING Investments to the extent permissible under existing or future rules of the SEC.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust.  The Board governs each Portfolio, including the LifeStyle Portfolios, and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.  As of April 28, 2008, the Trustees are Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Robert Crispin, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Shaun P. Mathews, Sheryl K. Pressler, and Roger B. Vincent.  The Executive Officers of the Trust are Shaun P. Mathews, Michael J. Roland, Stanley D. Vyner, Joseph M. O’Donnell, Todd Modic, Kimberly A. Anderson, Robert Terris, William Evans, Robyn L. Ichilov, Lauren D. Bensinger, Maria M. Anderson, Denise Lewis, Kimberly K. Palmer, Mary Bea Wilkinson, Susan P. Kinens, Huey P. Falgout, Jr. and Theresa K. Kelety.

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Set forth in the table below is information about each Trustee:

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Trustee (2)	Other Directorships Held by Trustee

Independent Trustees

Colleen D. Baldwin(3) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Trustee	November 2007 - Present	Consultant (January 2005 to Present). Chief Operating Officer, Ivy Asset Management Group (April 2002 – October 2004). Chief Operating Officer, AIG Global Investment Group (May 1995 – January 2002).	184	None.

John V. Boyer (4) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Trustee	January 2005 –Present	Consultant (July 2007 – Present). Formerly, President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – July 2007) and Executive Director, The Mark Twain House & Museum (September 1989 – November 2005).	184	President, Bechtler Arts Foundation (March 2008 - Present).

Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	January 2006 –Present	Consultant and President of self-owned company, Ravengate Partners LLC (January 2000 – Present).	184	Wisconsin Energy (June 2006 – Present).

Peter S. Drotch(3) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 66	Trustee	November 2007 - Present	Retired partner, PricewaterhouseCoopers.	184

First Marblehead Corporation, (October 2003- Present); BlackRock Funds/State Street Research Funds, Trustee (February 2004 – January 2007); Tufts Health Plan, Director (June 2006 – Present); and University of Connecticut, Trustee (November 2004 – Present).

J. Michael Earley 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	January 1997 –Present	President, Chief Executive Officer and Director, Bankers Trust Company, N.A., Des Moines (June 1992 – Present).	184	Midamerica Financial Corporation (December 2002 – Present).

Patrick W. Kenny 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 65	Trustee	January 2005 –Present	President and Chief Executive Officer, International Insurance Society (June 2001 – Present).	184	Assured Guaranty Ltd. (April 2004 – Present); and Odyssey Reinsurance Holdings (November 2006 – Present).

Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 57	Trustee	January 2006 –Present	Consultant (May 2001 – Present).	184	Stillwater Mining Company (May 2002 – Present); California HealthCare Foundation (June 1999 – Present); and Romanian-American Enterprise Fund (February 2004 – Present).

Roger B. Vincent(5) 7337 East Doubletree Ranch Rd.	Trustee	January 1994 –Present	President, Springwell Corporation (March 1989 – Present).	184	UGI Corporation (February 2006 – Present); and UGI Utilities, Inc. (February

55

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in ING Fund Complex Overseen by Trustee (2)	Other Directorships Held by Trustee

Scottsdale, Arizona 85258 Age: 62					2006 – Present).

Trustees who are “Interested Persons”

Robert W. Crispin(3)(6) 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 61	Trustee	November 2007 – Present	Retired. Chairman and Chief Executive Officer, ING Investment Management Co. (June 2001 – December 2007).	184

ING Life Insurance and Annuity Company (May 2006 – Present); ING USA Annuity and Life Insurance Company (May 2006 – Present); Midwestern United Life Insurance Company (May 2006 – Present); ReliaStar Life Insurance Company (May 2006 – Present); Security Life of Denver Insurance Company (May 2006 – Present); Belair Insurance Company Inc. (August 2005 – Present); The Nordic Insurance Company of Canada (February 2005-Present); Trafalgar Insurance Company of Canada (February 2006 – Present); ING Novex Insurance Company of Canada (February 2005 – Present); Allianz Insurance Company of Canada (February 2005 – Present); ING Canada Inc. (December 2004 – Present) and ING Foundation (March 2004 – Present).

Shaun P. Mathews(3)(4)(6) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Trustee	November 2007 – Present	President and Chief Executive Officer, ING Investments, LLC (November 2006 – Present); President ING Mutual Funds and Investment Products (November 2004 - November 2006), and Chief Marketing Officer USFS (April 2002 – October 2004).	219

Mark Twain House & Museum (September 2002 – Present); Connecticut Forum (May 2002 – Present); Capital Community College Foundation (February 2002 – Present); ING Services Holding Company, Inc. (May 2000 – Present); Southland Life Insurance Company (June 2002 – Present); and ING Capital Corporation, LLC, ING Funds Distributor, LLC, ING Funds Services, LLC, ING Investments, LLC and ING Pilgrim Funding, Inc. (March 2006 – Present).

(1)  Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy which states that each duly elected or appointed Trustee who is not an “interested person”

56

of the Trust, as defined in the 1940 Act (“Independent Trustees”), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after (a) the Trustee reaches the age of 70, if that Trustee qualifies for a retirement benefit as discussed in the Board’s retirement policy; or (b ) the Trustee reaches the age 72 or has served as a Trustee for 15 years, whichever occurs first, if that Trustee does not qualify for the retirement benefit.  A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year.  An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)  The number of Funds in the ING Funds Complex is as of March 31, 2008.  For purposes of this table, “ING Funds Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure Development Equity Fund; ING International High Dividend Equity Income Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Varable Insurance Trust; ING Variable Products Trust;  and ING Partners Inc.

(3)  Ms. Baldwin and Messrs. Crispin, Drotch and Mathews each commenced services as a Trustee on November 28, 2007.

(4)  Shaun Mathews, President of ING USFS Mutual Funds and Investment Products,has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002.  Mr. Boyer held a seat on the board of directors of The Mark Twain House & Museum from September 1989 to November 2005.  ING Groep makes non-material, charitable contributions to The Mark Twain House & Museum.

(5)  Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in the regulations or rulings.

(6)  Messrs. Crispin and Mathews are deemed an “interested persons” of the Company and the Trust as defined in the 1940 Act because of their relationships with ING Groep, N.V., the parent corporation of the adviser, ING Investments, LLC and the Distributor.

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Information about the Trust’s Officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	President and Chief Executive Officer	November 2006 – Present

President and Chief Executive Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2006 – Present) and Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present). Formerly, CMO, ING USFS (April 2002 – October 2004); and Head of Rollover/Payout (October 2001 – December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Executive Vice President	March 2003 – Present

Head of Mutual Fund Platform (February 2007 – Present); and Executive Vice President, ING Investments LLC(2)  (December 2001 – Present). Formerly, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(5) (October  2004 – December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC(2) , (December 2001 – March 2005).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 57	Executive Vice President	March 2003 – Present

Executive Vice President, ING Investments, LLC(2)  (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present). Formerly, Chief Investment Officer of International Investments (August 2000 – January 2003).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 53	Executive Vice President Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present) and ING Investments, LLC(2) and Directed Services LLC(5) (March 2006 – Present) and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Life Insurance and Annuity Company (March 2006 – December 2006); Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present

Senior Vice President, ING Funds Services, LLC (3) (April 2005 – Present). Formerly, Vice President, ING Fund Services, LLC(3) (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC(2) (March 2001 – September 2002).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC(2) (January 2001 – October 2003).

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	May 2006 – Present

Senior Vice President, Head of Division Operations, ING Funds (May 2006 – Present); and Vice President, Head of Division Operations, ING Funds Services, LLC(3)  (March 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – March 2006).

William Evans 10 State House Square Hartford, CT 06103 Age: 35	Vice President	September 2007 – Present

Vice President, Head of Mutual Fund Advisory Group (April 2007 – Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 – April 2007); and Senior Fund Analyst, U.S. Mutual Funds and Investment Products (May 2002 – May 2005).

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Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Vice President Treasurer	January 2003 – Present March 2003 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 – Present) and ING Investments, LLC(2) (August 1997 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Vice President	February 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (July 1995 - Present); and Vice President, ING Investments, LLC(2) (February 1996 – Present); and Director of Compliance, ING Investments, LLC(2)  (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 - October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	September 2004 – Present

Vice President, ING Funds Services, LLC(3)  (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC(2) (September 1999 – October 2001).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Vice President	January 2007 – Present

Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC (December 2000 – August 2003).

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2006 – Present

Vice President, ING Funds Services, LLC(3)  (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006); Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 – August 2004); Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

Mary Bea Wilkinson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Vice President	March 2003 – Present

Head of Strategic Relationships, ING US Financial Services (2003 - Present). Formerly, Senior Vice President, ING Outside Funds Group (2000 - 2002); and Senior Vice President and Chief Financial Officer, First Golden American Life Insurance Company of New York (1997 - 2000).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 31	Assistant Vice President	January 2003 – Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 – Present); and has held various other positions with ING Funds Services, LLC(3) for more than the last five years.

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Secretary	August 2003 – Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel of AIG American General (January 1999 – November 2002).

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Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 45	Assistant Secretary	August 2003 – Present	Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

(1)	The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
(2)

ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)

ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)

ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(5)	Directed Services LLC is the successor in interest to Directed Services, Inc.

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SHARE OWNERSHIP POLICY

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times (“Policy”). For this purpose, beneficial ownership of portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a portfolio of the Trust.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $100,000. Existing Trustees shall have a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, of becoming a Trustee. A decline in the value of fund investments will not cause a Trustee to have to make any additional investments under this Policy.

Investment in mutual funds of the ING Funds Complex by the Trustees pursuant to this Policy are subject to the market timing policies applied by the mutual funds of the ING Funds Complex to other similar investors and any provision of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.

TRUSTEES’ PORTFOLIO EQUITY OWNERSHIP POSITIONS

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2007:

	Dollar Range of Equity Securities in Each Portfolio as of December 31, 2007					Aggregate Dollar Range of Equity Securities in All Registered
Name of Trustee	ING LifeStyle Conservative Portfolio	ING LifeStyle Moderate Portfolio	ING LifeStyle Moderate Growth Portfolio	ING LifeStyle Growth Portfolio	ING LifeStyle Aggressive Growth Portfolio	Investment Companies Overseen by Trustee in Family of Investment Companies
Colleen D. Baldwin(1)	N/A	N/A	N/A	N/A	N/A	N/A
John V. Boyer	N/A	N/A	N/A	N/A	N/A	$50,000-$100,000
Patricia W. Chadwick	N/A	N/A	N/A	N/A	N/A	Over $100,000
Peter S. Drotch(1)	N/A	N/A	N/A	N/A	N/A	N/A
J. Michael Earley	N/A	N/A	N/A	N/A	N/A	Over $100,000
Patrick W. Kenny	N/A	N/A	N/A	N/A	N/A	$10,000-$50,000 Over $100,000(2)
Sheryl K. Pressler	N/A	N/A	N/A	N/A	N/A	Over $100,000(2)
Roger B. Vincent	N/A	N/A	N/A	N/A	N/A	Over $100,000 Over $100,000(2)
Trustee who are “Interested Persons”
Robert W. Crispin(1)	N/A	N/A	N/A	N/A	N/A	Over $100,000(2)
Shaun P. Mathews(1)	N/A	N/A	N/A	N/A	N/A	Over $100,000 Over $100,000(2)

(1)	Ms. Baldwin and Messrs. Crispin, Drotch and Mathews each commenced services as a Trustee on November 28, 2007.

(2)	Held in a deferred compensation account and/or 401(k) account.

BOARD

The Board governs each Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Portfolios’ activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.

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Frequency of Board Meetings

The Board currently conducts regular meetings eight (8) times a year.  The Audit Committee and the Compliance Committee meet regularly four (4) times per year, the Investment Review Committees meet six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed.  In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.  Each Committee listed below operates pursuant to a Charter approved by the Board.

Recent Committee Changes

Effective November 28, 2007 and March 27, 2008, changes were made to the Board’s Committee structure.  In particular, the Committee membership changed on those dates and these changes are reflected in the discussion of the Committees that is set out below.  On May 10, 2007, the functions of the Valuation, Proxy and Brokerage Committee and the Compliance Committee were combined.  The Compliance Committee was the surviving Committee, and now oversees valuation, proxy and brokerage matters, as well as compliance issues.  We also note that Roger Vincent became the Chairman of the Board effective May 10, 2007.  Prior to that date, Jock Patton served as the Chairman of the Board.

Committees

Executive Committee.  The Board has established an Executive Committee, whose function is to act on behalf of the full Board between meetings when necessary.  The Executive Committee currently consists of three (3) Independent Trustees and two (2) Trustees who are “interested persons,” as defined in the 1940 Act.  The following Trustees currently serve as members of the Executive Committee:  Ms. Pressler and Messrs. Boyer, Crispin, Mathews and Vincent.  Mr. Vincent, Chairman of the Board, serves as the Chairperson of the Executive Committee.

From May 10, 2007 to November 28, 2007, the Executive Committee consisted of the following Trustees: Ms. Pressler and Messrs. Turner, Boyer and Vincent and Mr. Vincent served as the Chairperson.  Prior to May 10, 2007, the Executive Committee consisted of the following Trustees: Messrs. Turner, Vincent and Patton.  Mr. Patton served as Chairperson of the Executive Committee.

The Executive Committee held four (4) meetings during the fiscal year ended December 31, 2007.

Audit Committee.  The Board has established an Audit Committee, whose functions include, among others, meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audit, its financial statements and interim accounting controls, and meeting with management concerning these matters, among other things.  The Audit Committee currently consists of three (3) Independent Trustees.  The following Trustees currently serve as members of the Audit Committee:  Messrs. Drotch, Earley, and Ms. Chadwick.  Mr. Earley currently serves as Chairperson of the Audit Committee and also has been designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

From May 10, 2007 to November 28, 2007, the Audit Committee consisted of the following Trustees: Ms. Chadwick and Messrs. Earley and Putnam.  Mr. Earley served as the Chairperson and as the financial expert under the Sarbanes-Oxley Act for the Committee.  Prior to May 10, 2007, the following Trustees served as members of the Audit Committee: Messrs. Earley, Kenny, Vincent and Putnam and Ms. Pressler.  Mr. Earley served as Chairperson of the Audit Committee, and Mr. Kenny was designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

The Audit Committee held seven (7) meetings during the fiscal year ended December 31, 2007.

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Compliance Committee.  The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Funds.  The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO.  The Board also oversees quarterly compliance reporting.  On May 10, 2007, the functions of the Board’s Valuation, Proxy and Brokerage Committee were combined with the functions of the Compliance Committee.  As a result of this combination, the functions of the Compliance Committee now include determining the value of securities held by the Funds for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Company’s and Trust’s brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).

The Compliance Committee currently consists of five (5) Independent Trustees: Messrs. Boyer, Kenny and Vincent and Messes. Baldwin and Pressler.  Mr. Kenny currently serves as Chairperson of the Compliance Committee.

From May 10, 2007 to November 28, 2007, the Compliance Committee consisted of the following Trustees: Ms. Pressler and Messrs. Boyer, Kenny, and Vincent.  Mr. Kenny served as the Chairperson for the Committee.  Prior to May 10, 2007, the Compliance Committee consisted of the following Trustees: Messrs. Boyer, Earley, Putnam, Kenny and Patton.  Mr. Kenny served as Chairperson of the Compliance Committee.

The Compliance Committee held six (6) meetings during the fiscal year ended December 31, 2007.

Valuation, Proxy and Brokerage Committee.  As is discussed above, prior to May 10, 2007 the Board had established and had in place a Valuation, Proxy and Brokerage Committee.  On that date, the Board’s Committees were reconstituted and the functions of the Valuation, Proxy and Brokerage Committee were combined with that of the Compliance Committee, and the reconstituted Compliance Committee was the surviving Committee.  The Compliance Committee now oversees valuation, proxy voting and brokerage matters formerly overseen by the Valuation, Proxy and Brokerage Committee.

Prior to May 10, 2007, the Valuation, Proxy and Brokerage Committee functions included, among others: reviewing the determination of the value of securities held by the Trust/Company for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Company’s/Trust’s brokerage; and overseeing the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).  The Valuation, Proxy and Brokerage Committee consisted of four (4) Independent Trustees.  The following Trustees served as members of the Valuation, Proxy and Brokerage Committee: Dr. Gitenstein, Ms. Chadwick and Messrs. Boyer and Patton. Ms. Chadwick served as Chairperson of the Valuation, Proxy and Brokerage Committee.

The Valuation, Proxy and Brokerage Committee held two (2) meetings during the fiscal year ended December 31, 2007.

Nominating and Governance Committee.  The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary: (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and “best practices” in corporate governance; (5) reviewing

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compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board’s annual self-evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.  The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for Trustee should be submitted in writing to the LifeStyle Portfolios’ Secretary.  Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee.  To be timely, any such submission must be delivered to the Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the LifeStyle Portfolios with the SEC.

The Nominating and Governance Committee currently consists of four (4) Independent Trustees.  The following Trustees serve as members of the Nominating and Governance Committee:  Messes. Baldwin and Chadwick and Messrs. Kenny, and Vincent.  Ms. Baldwin serves as Chairperson of the Nominating and Governance Committee.

From May 10, 2007 to March 31, 2008, the Nominating and Governance Committee consisted of the following Trustees: Ms. Chadwick and Messrs. Boyer, Kenny, and Vincent.  Prior to May 10, 2007, the membership of the Nominating and Governance Committee consisted of the following Trustees: Dr. Gitenstein and Messrs. Kenny, Patton and Vincent.  During the period prior to May 10, 2007, Dr. Gitenstein served as Chairperson of the Nominating and Governance Committee.

The Nominating and Governance Committee held three (3) meeting during the fiscal year ended December 31, 2007.

Investment Review Committee.  The Board has established two Investment Review Committees to, among other things, monitor the investment performance of each Portfolio and make recommendations to the Board with respect to each Portfolio.

The Investment Review Committee for the Domestic Equity Funds currently consists of three (3) Independent Trustees and one (1) Trustee who is an “interested person” as defined in the 1940 Act.  The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds:  Ms. Chadwick and Messrs. Crispin, Drotch, and Earley.  Ms. Chadwick serves as the Chairperson of the Domestic Equity Funds’ Investment Review Committee.

From May 10, 2007 to November 28, 2007, the Investment Review Committee for the Domestic Equity Funds consisted of the following Trustees: Ms. Chadwick and Messrs. Earley, Putnam and Turner.  Ms. Chadwick served as the Chairperson for the Committee. Prior to May 10, 2007, the following Trustees served as members of the Investment Review Committee for the Domestic Equity Funds: Ms. Chadwick and Messrs. Patton, Putnam, Earley, Turner and Vincent.  Mr. Vincent served as Chairperson of the Investment Review Committee for the Domestic Equity Funds.

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The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2007.

The Investment Review Committee for the International/Balanced/Fixed Income Funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an “interested person,” as defined in the 1940 Act, of the Funds.  The following Trustees serve as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Messes. Baldwin and Pressler and Messrs. Boyer, Kenny, Mathews and Vincent.  Mr. Boyer serves as Chairperson of the International/Balanced/Fixed Income Funds’ Investment Review Committee.

From May 10, 2007 to November 28, 2007, the Investment Review Committee for the International/Balanced/Fixed Income Funds consisted of the following Trustees: Ms. Pressler and Messrs. Kenny, Boyer and Vincent.  Mr. Boyer served as the Chairperson for the Committee.  Prior to May 10, 2007, the following Trustees served as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Ms. Pressler, Dr. Gitenstein and Messrs. Kenny and Boyer.  Mr. Boyer served as Chairperson of the Investment Review Committee for the International/Balanced/Fixed Income Funds.

The Investment Review Committee for the International/Balanced/Fixed Income Funds held seven (7) meetings during the fiscal year ended December 31, 2007.

Contracts Committee.  The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving each Portfolio.  The responsibilities of the Contracts Committee, among other things, include:  (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustee relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees.  The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans.

The Contracts Committee currently consists of five (5) Independent Trustees.  The following Trustees serve as members of the Contracts Committee:  Messes. Chadwick and Pressler and Messrs. Boyer, Drotch, and Vincent.  Ms. Pressler serves as the Chairperson of the Contracts Committee.

Prior to May 10, 2007, the Contract Committee consisted of the following Trustees: Messes. Chadwick and Pressler and Messrs. Boyer, Patton, Vincent and Kenny.  During the period prior to May 10, 2007, Ms. Pressler served as Chairperson of the Contracts Committee.

The Contracts Committee held eight (8) meetings during the fiscal year ended December 31, 2007.

Compensation of Trustees

A new compensation policy went into effect July 1, 2007.  Pursuant to this policy each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any Committee attended.  Further, each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule, adopted by the Board. Further, Committee Chairpersons receive an additional annual retainer for their services in that capacity.

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Each Portfolio pays to each Trustee, who is not an interested person of the Portfolios, a pro rata share of an annual retainer of $200,000.  Each Portfolio also pays a pro rata portion of the following fees: (i) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $75,000; (ii) Messes. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer, and Kenny, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $10,000, $40,000, $60,000, $30,000, $50,000 and $30,000, respectively; and (iii) the Trustees’ out-of-pocket expenses for attendance at Board meetings. The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets, computed  as a percentage of the average net assets of all the funds managed by the Investment Adviser or its affiliate, Directed Services LLC, for which the Trustees serve in common as Trustees.

Prior to July 1, 2007, each Trustee was reimbursed for expenses incurred in connection with each meeting of the Board or any Committee meeting attended.  Each Independent Trustee was compensated for his or her services according to a fee schedule adopted by the Board, and received a fee that consisted of an annual retainer and a meeting fee component.

Prior to July 1, 2007 each Portfolio paid each Trustee who was not an interested person a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Messes. Chadwick and Pressler, Messrs. Patton, Earley, Boyer and Kenny and Dr. Gitenstein, as Chairpersons of committees of the Board, each received an additional annual retainer of $10,000, $15,000, $30,000, $20,000, $20,000, $10,000, $20,000 and $10,000, respectively;  (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, received an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any Committee meeting (Chairpersons of Committees of the Board received an additional $1,000 for each Committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses.  The pro rata share paid by each Portfolio was based on each Portfolio’s average net assets as a percentage of the average net assets of all the portfolios managed by ING Investments or its affiliate, Directed Services LLC, for which the Trustees serve in common as Trustees.

The $2,500 retainer payable to Ms. Baldwin each quarter for her services to the Nominating and Governance Committee is paid only if the Committee has been active for that quarter.  If the Nominating and Governance Committee has been active during all four quarters in a given year, the Chairperson will receive the full annual retainer of $10,000.  Ms. Baldwin was named Chairperson of the Nominating and Governance Committee as of March 27, 2008.

Mr. Boyer, as Chairperson of the Investment Review Committee - International/Balanced/Fixed Income, received an annual retainer of $40,000.  Mr. Boyer, as the Chairperson of the Nominating and Governance Committee, was entitled to $2,500 compensation per quarter only if the Committee was active for that quarter.  Mr. Boyer served as Chairperson of the Nominating and Governance Committee until March 27, 2008.

The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active for that quarter.  The compensation per quarter to the Chairperson is $2,500 which, if the Nominating and Governance Committee is active for all four quarters, the Chairperson will receive the full annual retainer of $10,000.

The following table sets forth information provided by ING Investments regarding compensation of Trustees by each Portfolio and other funds managed by ING Investments and its affiliates for the fiscal year ended December 31, 2007.  Officers of the Trust and Trustees who are interested persons of a Portfolio do not receive any compensation from the Trust or any other funds managed by ING Investments or its affiliates.

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Compensation of Trustees

Name of Person, Position	ING LifeStyle Conservative Portfolio	ING LifeStyle Moderate Portfolio	ING LifeStyle Moderate Growth Portfolio	ING LifeStyle Growth Portfolio	ING LifeStyle Aggressive Growth Portfolio	Total Compensation from Registrant and Fund Complex Paid to Trustees (1) (2)
Colleen D. Baldwin, Trustee(3)	None	$1,371.01	$3,064.58	$3,981.87	$1,457.39	$129,552.18
John V. Boyer, Trustee	None	$3,039.09	$6,869.08	$8,889.87	$3,395.04	$233,901.10
Patricia W. Chadwick, Trustee	None	$2,737.34	$6,180.05	$8,006.71	$3,044.59	$209,598.90
Robert W. Crispin, Trustee(3)(4)	None	None	None	None	None	None
Peter S. Drotch, Trustee(3)	None	$917.93	$2,067.81	$2,688.76	$963.62	$66,483.50
J. Michael Earley, Trustee	None	$2,791.36	$6,307.33	$8,171.25	$3,116.92	$219,500.00
R. Barbara Gitenstein, Trustee(5)	None	$3,391.10	$7,680.99	$9,965.22	$3,694.46	$254,943.18
Patrick W. Kenny, Trustee	None	$2,876.56	$6,501.56	$8,419.12	$3,216.54	$221,500.00
Shaun P. Mathews, Trustee(3)(4)	None	None	None	None	None	None
Walter H. May, Trustee(6)	None	$3,145.68	$7,366.27	$9,374.99	$3,903.54	$272,000.00
Jock Patton, Trustee(7)	None	$4,419.04	$10,093.58	$13,156.01	$5,219.31	$357,500.00
Sheryl K. Pressler, Trustee	None	$3,061.93	$6,915.84	$8,953.79	$3,411.91	$235,000.00
David W.C. Putnam, Trustee(8)	$22.02	$3,201.96	$6,041.05	$6,338.54	$2,155.11	$189,500.00
John G. Turner, Trustee(4)(9)	None	None	None	None	None	None
Roger B. Vincent, Trustee	None	$2,583.63	$5,838.80	$7,562.76	$2,888.51	$198,875.00

(1)	Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.
(2)	Represents compensation for 182 funds (total in Fund Complex as of December 31, 2007).
(3)

Ms. Baldwin and Messrs. Crispin, Drotch and Mathews each commenced services as a Trustee on November 28, 2007. From April 4, 2007 through November 28, 2007 and from September 1, 2007 through November 28, 2007, Ms. Baldwin and Mr. Drotch respectively, were non-voting Board cousultants.

(4)

“Interested person,” as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of each of ING Investments, LLC and ING Funds Distributor, LLC. Officers and Trustees who are interested persons do not receive any compensation from the Portfolios or Fund Complex.

(5)	Dr. Gitenstein retired from the Board effective September 10, 2007.
(6)	Mr. May retired from the Board effective January 11, 2007.
(7)	Mr. Patton retired from the Board effective June 30, 2007.
(8)	Mr. Putnam retired from the Board effective February 23, 2008.
(9)	Mr. Turner retired from the Board effective October 25, 2007.

INDEPENDENT TRUSTEE OWNERSHIP OF SHARES

Set forth in the table below is information regarding each Independent Trustee’s (and his immediate family members) share ownership in securities of the Trust’s adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2007.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin(1)	N/A	N/A	N/A	$0	N/A
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick	N/A	N/A	N/A	$0	N/A

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Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Peter S. Drotch(1)	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A
Trustee who are “Interested Persons”
Robert W. Crispin(1)	N/A	N/A	N/A	$0	N/A
Shaun P. Mathews(1)	N/A	N/A	N/A	$0	N/A

(1)          Ms. Baldwin and Messrs. Crispin, Drotch and Mathews each commenced services as Trustees on November 30, 2007.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of April 15, 2008, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in ING Investments or ING Groep, N.V. (“ING Groep”), a global financial services holding company based in the Netherlands, or any affiliated companies of ING Investments or ING Groep.  In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments or ING Groep or any affiliated companies of ING Investments or ING Groep.

Shares of the LifeStyle Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts (“VA Contracts”) and variable life insurance contracts (“VLI Contracts”), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates and to other investment companies.  As of April 15, 2008, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Portfolio.  As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the LifeStyle Portfolios addressed herein, except as set forth below.  Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.  Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.  ING USA Annuity and Life Insurance Company and ING Life Insurance & Annuity Company may be deemed control persons of the LifeStyle Portfolios in that certain of their separate accounts hold more than 25% of the shares of these series.

As of April 15, 2008, the following owned of record or, to the knowledge of the Trust, beneficially owned more than 5% or more of the outstanding shares of:

Portfolio	Address	Class and Type of Ownership	Percentage of Class	Percentage of Portfolio

ING LifeStyle Moderate Growth	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	S Class	97.33%	96.84%

ING LifeStyle Moderate Growth	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	S2 Class	100%	0.50%

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ING LifeStyle Moderate	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	S2 Class	100%	1.07%

ING LifeStyle Moderate	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	S Class	97.06%	96.02%

ING LifeStyle Growth	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	S Class	97.90%	97.59%

ING LifeStyle Growth	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	S2 Class	100%	0.32%

ING Lifestyle Aggressive Growth	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	S2 Class	100%	0.30%

ING LifeStyle Aggressive Growth	ING USA Annuity and Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478	S Class	97.52%	97.23%

ING LifeStyle Conservative	ING Life Insurance & Annuity Company, 151 Farmington Avenue, Hartford, CT 06156	ADV Class	99.01%	0.21%

ING LifeStyle Conservative	ING Life Insurance & Annuity Company, Attn: Valuation Unit – TN41 151 Farmington Avenue, Hartford, CT 06156	S Class	99.79%	99.17%

ING LifeStyle Conservative	ING Life Insurance & Annuity Company, 151 Farmington Avenue, Hartford, CT 06156	I Class	99.01%	0.21%

ING LifeStyle Conservative	ING Life Insurance & Annuity Company, 151 Farmington Avenue, Hartford, CT 06156	S2 Class	99.01%	0.21%

ADVISER

ING Investments serves as the adviser to the LifeStyle Portfolios pursuant to a management agreement between ING Investments and the Trust (“Advisory Agreement”).  ING Investment’s principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  ING Investments is an Arizona corporation that is an indirect, wholly-owned subsidiary ING Groep.  ING Investments is registered with the SEC as an investment adviser.

ING Investments began providing investment management services in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.  On February 26, 2001, the name of the adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the adviser changed to ING Investments, LLC.

Pursuant to the Advisory Agreement, ING Investments, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its LifeStyle Portfolios.  The services include, but are not limited to, (i) coordinating for all

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LifeStyle Portfolios, at ING Investments’ expense, all matters relating to the operation of the LifeStyle Portfolios, including any necessary coordination among the Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the LifeStyle Portfolios’ portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the LifeStyle Portfolio, at ING Investments’ expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by ING Investments of such books and records of the Trust and the LifeStyle Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by ING Investments of all federal, state, and local tax returns and reports of the Trust relating to the LifeStyle Portfolios required by applicable law; (v) preparing, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the LifeStyle Portfolios as required by applicable law in connection with the LifeStyle Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the LifeStyle Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at ING Investments’ expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the LifeStyle Portfolios contemplated in the Advisory Agreement.  Other responsibilities of ING Investments are described in the Prospectuses.

The Trust and ING Investments have received an exemptive order from the SEC that allows ING Investments to enter into investment sub-advisory contracts (“Sub-Advisory Agreements”) and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval.  This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of Variable Contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change.  ING Investments remains responsible for providing general management services to each of the LifeStyle Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set the LifeStyle Portfolios’ overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the LifeStyle Portfolios’ assets; (iii) when appropriate, allocate and reallocate the LifeStyle Portfolios’ assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the LifeStyle Portfolios’ investment objectives, policies and restrictions.

ING Investments shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the LifeStyle Portfolios.

The Advisory Agreement continues in effect for an initial two-year period and from year to year thereafter with respect to each LifeStyle Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and (ii) a majority of the Trustees who are not parties to such Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Advisory Agreement may be terminated without penalty by vote of the Trustees or by the shareholders of the LifeStyle Portfolios or by ING Investments on 60-days’ written notice by either party to the Advisory Agreement, and will terminate automatically if assigned as that term is defined in the 1940 Act.

As compensation for its services under the Advisory Agreement, the Trust pays ING Investments a monthly fee in arrears and is expressed as an annual percentage of the applicable LifeStyle Portfolio’s average daily net assets as follows:

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Portfolio	Annual Advisory Fee
ING LifeStyle Conservative Portfolio	0.14%
ING LifeStyle Moderate Portfolio	0.14%
ING LifeStyle Moderate Growth Portfolio	0.14%
ING LifeStyle Growth Portfolio	0.14%
ING LifeStyle Aggressive Growth Portfolio	0.14%

Total Advisory Fees Paid

Gross fees paid to ING Investments under the Advisory Agreement (pursuant to which ING Investments provide all services reasonably necessary for the operation of the Trust) for the fiscal years ended December 31, 2007, 2006 and 2005 are as follows.

Portfolio	2007	2006	2005
ING LifeStyle Conservative Portfolio	$1	N/A	N/A
ING LifeStyle Moderate Portfolio	$1,620,126	$1,006,192	$512,534
ING LifeStyle Moderate Growth Portfolio	$3,678,152	$2,360,453	$1,163,130
ING LifeStyle Growth Portfolio	$4,761,009	$2,839,394	$1,280,565
ING LifeStyle Aggressive Growth Portfolio	$1,841,075	$1,296,540	$612,250

ASSET ALLOCATION COMMITTEE

An Asset Allocation Committee of ING Investments reviews the allocation of each Portfolio’s assets.  The Asset Allocation Committee is responsible for the day-to-day management of the LifeStyle Portfolios.  No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchase or sales or asset allocation recommendations.

The Asset Allocation Committee consists of the following persons:  William A. Evans, CFA, Michael J. Roland and Paul Zemsky.

William A. Evans, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Michael J. Roland has been Executive Vice President, ING Funds since 2002 and Executive Vice President, ING Investments, LLC, since 2001. Mr. Roland has been with ING since June of 1998 and has held various positions within ING relating to ING’s mutual funds administration.

Paul Zemsky, head of ING’s Multi-Asset Strategies & Solutions Group.  Mr. Zemsky joined ING IM in 2005 as Head of Derivative Strategies.  Prior to joining ING, Mr. Zemsky spent 18 years with J.P. Morgan Investment Management where he held numerous positions.

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each committee member as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts		Total Assets (in billions)
William A. Evans	14	$13,067,699,917	0	$0	0		$0
Michael J. Roland	14	$13,067,699,917	0	$0	0		$0
Paul Zemsky	51	$12,456,798,877	1	$90,399,126	2	(1)	$55,989,008

(1) One of these accounts with total assets of approximately $540 million is subject to performance fees.

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Potential Conflicts of Interest

Potential conflicts of interest may arise in the Asset Allocation Committee Members’ management of the LifeStyle Portfolios.  The Asset Allocation Committee may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of Portfolio assets.  For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not.  Therefore, the Asset Allocation Committee may have an incentive to allocate Portfolio assets in a manner that benefits ING Investments’ or an affiliate’s interests, or the interests of an Underlying Fund in addition to or in lieu of the Portfolio’s interests.  In addition, the Asset Allocation Committee may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions.  Furthermore, as described in the Prospectus, the Asset Allocation Committee may allocate Portfolio assets to the insurance company fixed contracts that are issued by ING Investments or an affiliated insurer.

Compensation Structure of Asset Allocation Members

An Asset Allocation Committee Member’s compensation consists of (a) base pay in the form of a fixed annual salary; (b) bonus which is based on several factors including the individual’s performance rating, the performance of the ING Groep entity that employs the Member, and the performance of ING Groep and its subsidiaries in the United States; and (c) long-term equity awards tied to the performance of the parent company, ING Groep.  The Asset Allocation Committee Members each have substantial additional duties for the entity that employs him or her, or to the Board of Directors of the ING Funds.  Thus, their individual performance ratings will be based in large part on services other than the Committee, although the value of the assets held in the LifeStyle Portfolios and the performance of the LifeStyle Portfolios may be a factor in a Member’s job performance rating.

Based on job function, internal comparators and external market data, Asset Allocation Committee Members participate in the ING Groep Long-Term Incentive Plan.  The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

The Asset Allocation Committee Members earning $125,000 or more in base salary compensation may participate in ING Groep’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING Groep stock or at annual fixed interest rates.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

The Asset Allocation Committee Members participate in ING Groep’s Pension and Retirement Plans, which are available generally to all salaried employees.

Asset Allocation Members’ Ownership of Securities

The following table shows the dollar range of shares of the Lifestyle Portfolios owned by each committee member as of December 31, 2007, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

Asset Allocation Committee Member	Dollar Range of Portfolio Shares Owned

William A. Evans, CFA	None
Michael J. Roland	None
Paul Zemsky	None

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INFORMATION ABOUT ING INVESTMENT MANAGEMENT, CO.

ING Investment Management Co. (“ING IM”) has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments regarding the LifeStyle Portfolios. Both ING IM and ING Investments are indirect, wholly-owned subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING IM’s principal address is 230 Park Avenue, New York, New York 10169.  ING IM is paid an annual consulting fee of $200,000.

EXPENSE LIMITATION AGREEMENT

ING Investments has entered into an expense limitation agreement with each Portfolio, pursuant to which ING Investments has agreed to waive or limit its fees. In connection with this agreement, ING Investments will assume other expenses so that the total annual ordinary operating expenses of each Portfolio (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Trustees who are not “interested persons” (as defined in the 1940 Act) of ING Investments) do not exceed the limits set forth below of each Portfolio’s average daily net assets, subject to possible recoupment by ING Investments within three years.

Portfolio	ADV Class	Class I	Class S	Service 2
ING LifeStyle Conservative Portfolio	0.74%	0.14%	0.39%	0.54%
ING LifeStyle Moderate Portfolio	0.74%	0.14%	0.39%	0.54%
ING LifeStyle Moderate Growth Portfolio	0.74%	0.14%	0.39%	0.54%
ING LifeStyle Growth Portfolio	0.74%	0.14%	0.39%	0.54%
ING LifeStyle Aggressive Growth Portfolio	0.74%	0.14%	0.39%	0.54%

The expense limitation agreement provides that the expense limitation shall continue until May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days’ prior written notice to ING Investments at its principal place of business.

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”), an affiliate of ING Investments, serves as Administrator for the LifeStyle Portfolios. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares.  ING Funds Services is also responsible for monitoring the LifeStyle Portfolios’ compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.  The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Currently, under the Administration Services Agreement, ING Funds Services receives no compensation for its service to the LifeStyle Portfolios.

DISTRIBUTION OF TRUST SHARES

ING Funds Distributor serves as each Portfolio’s principal underwriter and distributor.  ING Funds Distributor’s principal executive offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  ING Funds Distributor is not obligated to sell a specific amount of the LifeStyle Portfolios’ shares.  ING Funds Distributor bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by ING Funds Distributor in connection with the distribution or sale of the shares.  ING Funds Distributor, like ING Investments, is an indirect,

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wholly-owned subsidiary of ING Groep, and serves as the investment adviser to certain portfolios of the Trust that are not described in this SAI.  Therefore, ING Funds Distributor may be deemed to be an affiliate of the LifeStyle Portfolios.  ING Investments may, from its own resources, compensate ING Funds Distributor for distribution services provided to the LifeStyle Portfolios.

The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as investment options for Variable Contracts issued by ING USA.  ING Funds Distributor is the principal underwriter and distributor of the Variable Contracts issued by ING USA.  Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company (“Golden American”). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA.  Golden American is a stock life insurance company organized under the laws of the State of Delaware.  Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly-owned subsidiary of Equitable of Iowa Companies, Inc.  The Trust may in the future offer shares of the LifeStyle Portfolios to separate accounts of other affiliated insurance companies.

The Trustees have classified shares of each of the LifeStyle Portfolios into four classes: ADV Class, Class I, Class S and Service 2 Class shares.  Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.  In addition, the ADV Class, Class I, Class S and Service 2 Class shares have the features described below.

The ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum. ING Funds Distributor has agreed to waive a portion of the distribution fee for ADV Class shares.  The expense waiver will continue through at least May 1, 2009, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

The Class S shares are not subject to an initial sales charge, contingent deferred sales charge, or a Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

The Service 2 Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum.  ING Funds Distributor has agreed to waive 0.10% of the distribution fee for Service 2 shares.  The expense waiver will continue through at least May 1, 2009, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

DISTRIBUTION PLAN FOR SERVICE 2 CLASS SHARES

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (“12b-1 Plan”) on behalf of the Service 2 Class shares of the LifeStyle Portfolios (“12b-1 Portfolios”).

The 12b-1 Plan provides that the Service 2 Class shares of the 12b-1 Portfolios shall pay a distribution fee (“Distribution Fee”), for distribution services including payments to ING Funds Distributor, the Distributor, at

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annual rates not to exceed 0.25%, of the average daily net assets of such 12b-1 Portfolios for distribution services.  The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses.  The 12b-1 Plan was approved by all of the Trustees, including all of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the 12b-1 Plan.

Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are directly linked to its expenses).  The Service 2 Class shares of the 12b-1 Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. Each 12b-1 Portfolio’s Service 2 shares are entitled to exclusive voting rights with respect to matters concerning the 12b-1 Plan.

The 12b-1 Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.25% for the Service 2 Class shares, of the average daily net assets of such 12b-1 Portfolio attributable to an insurance company’s Variable Contract owners during that quarterly period.  Expenses payable pursuant to the 12b-1 Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective Variable Contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios’ shares; (d) obtaining information and providing explanations to Variable Contract owners regarding the 12b-1 Portfolios’ investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts; (f) training sales personnel regarding the 12b-1 Portfolios; (g) personal service and/or maintenance of Variable Contract owners’ accounts with respect to the 12b-1 Portfolios’ accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the 12b-1 Portfolios’ shares.  The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the 12b-1 Plan.  The 12b-1 Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the 12b-1 Plan, cast in-person at a meeting called for that purpose.  The 12b-1 Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios.  The 12b-1 Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios.  Once terminated, no further payments shall be made under the 12b-1 Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The 12b-1 Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios.  These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios’ shares, an enhancement in the 12b-1 Portfolios’ ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios.

SHAREHOLDER SERVICE PLAN FOR CLASS S AND SERVICE 2 CLASS SHARES

Effective May 24, 2002, the Trust entered into a shareholder service plan (“Shareholder Service Plan”) on behalf of the Class S and Service 2 Class shares of the Trust.  Under the Shareholder Service Plan, ING Funds Distributor (the “Shareholder Services Agent”) has agreed to provide certain services including, but not limited to, the following:

Answer customer inquiries regarding account status and history, the manner in which purchases and

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redemptions of shares may be effected for the LifeStyle Portfolios and certain other matters pertaining to the LifeStyle Portfolios; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the LifeStyle Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the LifeStyle Portfolios; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1 Portfolios; and provide such other related services as the LifeStyle Portfolios or a shareholder may request.  The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services. In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Shareholder Service Plan, the Shareholder Servicing Agent receives from each 12b-1 Portfolio’s Class S shares and Service 2 Class shares a fee of 0.25%, expressed as a percentage of the average daily NAVs of the LifeStyle Portfolios’ shares.

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN FOR ADV CLASS SHARES

The Trust has adopted a Shareholder Service and Distribution Plan (the “Service and Distribution Plan”) for the ADV Class shares dated May 29, 2003.  Under the Plan the Trust may pay to ING Funds Distributor a shareholder service fee (“Service Fee”) at the rate of 0.25% on an annualized basis, of the average daily net assets of the LifeStyle Portfolios’ ADV Class shares.  The Service Fee may be used to pay for shareholder services to the Portfolios.  The Service and Distribution Plan provides that the ADV Class shares of the LifeStyle Portfolios will pay a Distribution Fee for distribution services, including payments to ING Funds Distributor, at annual rates not to exceed 0.50% of the average daily net assets of such Portfolios for distribution services.  The Service and Distribution Plan permits the LifeStyle Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the LifeStyle Portfolios and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators (“financial service firms”).

Since the Service Fees and Distribution Fees and not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Service and Distribution Plan.  For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are directly linked to its expenses).

Shareholder services payable under the Service and Distribution Plan include, but are not limited to, the following costs:  (a) acting as the shareholder of record; processing purchase and redemption orders; (b) maintaining participant account records; (c) answering participant questions regarding the LifeStyle Portfolios; (d) facilitating the tabulation of shareholder votes in the event of a meeting; (e) conveying information with respect to Portfolio shares purchased and redeemed and share balances to the LifeStyle Portfolios and service providers; (f) providing shareholder support services; and (g) providing other services to shareholders, plan participants, plan sponsors and plan administrators.  ING Funds Distributor may subcontract with other parties for the provision of shareholder, plan sponsor or plan participant support services.

The Service and Distribution Plan permits the LifeStyle Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50%, for the ADV Class shares, of the average daily net assets of the LifeStyle Portfolios attributable to an insurance company’s variable contract owners during that quarterly period.  Expenses payable pursuant to the Service and Distribution Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars

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and sales meetings designed to promote sales of the LifeStyle Portfolios’ shares; (d) obtaining information and providing explanations to variable contract owners regarding the LifeStyle Portfolios’ investment objectives and policies and other information about the LifeStyle Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the LifeStyle Portfolios; (g) personal service and/or maintenance of variable contract owners’ accounts with respect to the LifeStyle Portfolios’ accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the LifeStyle Portfolios’ shares.  The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Service and Distribution Plan.  The Service and Distribution Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Service and Distribution Plan, cast in-person at a meeting called for that purpose.  The Service and Distribution Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Portfolios.  The Service and Distribution Plan may not be amended to increase materially the amount that may be spent for distribution by the LifeStyle Portfolios without the approval of a majority of the outstanding shares of each of the LifeStyle Portfolios.  Once terminated, no further payments shall be made under the Service and Distribution Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Service and Distribution plan was adopted because of its anticipated benefit to the LifeStyle Portfolios.  These anticipated benefits include increased promotion and distribution of the LifeStyle Portfolios’ shares, an enhancement in the LifeStyle Portfolios’ ability to maintain accounts and improve asset retention and increased stability of net assets for the LifeStyle Portfolios.

Distribution and Shareholder Service Fee Amounts Paid

The Distributor received Distribution Fees in connection with the costs of promotion and distribution-related expenses for the ADV Class and Service 2 Class shares of the LifeStyle Portfolios for the fiscal year ended December 31, 2007, as set forth below.  Additionally, for the fiscal years ended December 31, 2007, 2006 and 2005, the Shareholder Services Agent received fees from the ADV Class, Service Class and Service 2 Class shares of the LifeStyle Portfolios in the amounts set forth below.  The ADV Class shares of the LifeStyle Portfolios commenced operations on April 28, 2006 except for ING LifeStyle Conservative Portfolio which commenced operations on October 31, 2007.  The Service 2 Class shares of the LifeStyle Portfolios commenced operations on May 2, 2006 except for ING LifeStyle Conservative Portfolio which commenced operations on October 31, 2007.  The Distributor in turn re-allocated the 12b-1 fees it received to various affiliated insurance companies who offer ADV Class and Service 2 Class shares through variable annuity or variable life insurance or other qualified retirement plan products.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to the Portfolio for the fiscal period ended December  31, 2007 were as follows:

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Distribution Fees

	ADV Class	Class I	Class S	Service 2 Class

ING LifeStyle Aggressive Growth Portfolio
Advertising	None	$3	$284	$1
Printing	None	$55	$5,402	$15
Salaries & Commissions	None	$206	$21,122	$57
Broker Services	$5	$53	$5,472	$4,989
Miscellaneous	None	None	$6	None
Total	$5	$317	$32,286	$5,062

ING LifeStyle Growth Portfolio
Advertising	None	$7	$758	$3

Printing	None	$131	$14,399	$48
Salaries & Commissions	None	$493	$55,644	$189
Broker Services	$5	$128	$14,416	$17,203
Miscellaneous	None	None	$16	None
Total	$5	$759	$85,232	$17,443

ING LifeStyle Moderate Growth Portfolio
Advertising	None	$3	$584	$3
Printing	None	$58	$11,102	$49
Salaries & Commissions	None	$216	$42,952	$183
Broker Services	$5	$54	$11,127	$15,752
Miscellaneous	None	None	$12	None
Total	$5	$330	$65,777	$15,987

ING LifeStyle Moderate Portfolio
Advertising	None	$1	$258	$3
Printing	None	$14	$4,910	$48
Salaries & Commissions	None	$51	$18,943	$182
Broker Services	$4	$13	$4,910	$16,119
Miscellaneous	None	None	$5	None
Total	$4	$79	$29,027	$16,352

ING LifeStyle Conservative Portfolio
Advertising	None	None	None	None
Printing	None	None	None	None
Salaries & Commissions	None	None	None	None
Broker Services	$1	None	None	$1
Miscellaneous	None	None	None	None
Total	$1	None	None	$1

Shareholder Services Fees

	Shareholder Services Agreement
Portfolio	2007	2006	2005

ING LifeStyle Conservative Portfolio
ADV Class	$1	N/A	N/A
Class S	$1	N/A	N/A
Service 2	$1	N/A	N/A

ING LifeStyle Moderate Portfolio
ADV Class	$4	$5	N/A
Class S(1)	$2,857,510	$1,320,803	N/A
Service 2	$26,786	$14,320	N/A

ING LifeStyle Moderate Growth Portfolio
ADV Class	$4	$5	N/A
Class S(1)	$6,506,682	$3,085,982	N/A
Service 2	$26,174	$7,150	N/A

ING LifeStyle Growth Portfolio
ADV Class	$4	$5	N/A
Class S(1)	$8,401,209	$3,762,175	N/A
Service 2	$28,590	$11,718	N/A

ING LifeStyle Aggressive Growth Portfolio
ADV Class	$4	$5	N/A
Class S(1)	$3,248,914	$1,684,884	N/A
Service 2	$8,290	$4,921	N/A

(1)

Effective April 28, 2006, the Service 1 Class shares of the LifeStyle Portfolios were re-designated as Class S shares. The former Service 1 Class shares of the LifeStyle Portfolios did not have a shareholder services fee. Effective April 28, 2006 the re-designated

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Class S shares of the LifeStyle Portfolios have a shareholder services fee. Prior to April 28, 2006, the LifeStyle Portfolios charged no shareholder services fees, but invested in the Class S shares of the Underlying Funds that do charge a shareholder services fee. Effective April 28, 2006, the LifeStyle Portfolios began charging a shareholder services fee but invested in the Class I shares of the Underlying Funds that do not charge a shareholder services fee. This had the effect of “moving” the shareholder services fees from the Underlying Funds to the LifeStyle Portfolios.

CODE OF ETHICS

The LifeStyle Portfolios, ING Investments, and ING Funds Distributor have adopted codes of ethics (“Codes of Ethics” or written supervisory procedures) governing personal trading activities of all Trustees, officers of the LifeStyle Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale.  The Codes of Ethics are intended to prohibit fraud against the LifeStyle Portfolios that may arise from personal trading of securities that may be purchased or held by the LifeStyle Portfolios or the LifeStyle Portfolios’ shares.  The Codes of Ethics also prohibit short-term trading of each Portfolio by persons subject to the Codes of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the LifeStyle Portfolios’ Compliance Officer or his or her designee and to report all transactions on a regular basis.

DISCLOSURE OF THE LIFESTYLE PORTFOLIOS’ PORTFOLIO SECURITIES

Each Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis.  This schedule is filed with the LifeStyle Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the LifeStyle Portfolios post their portfolio holdings schedule on ING Groep’s website on a month-end basis and it is available 30 days after the end of the previous calendar month.  The portfolio holdings schedule is as of the last day of the calendar month (e.g., each Portfolio will post its month-end June 30 holdings on July 30).

The LifeStyle Portfolios also compile a list composed of their ten largest holdings (“Top Ten”).  This information is produced monthly, and is made available on ING Groep’s website, on the tenth day of the month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the LifeStyle Portfolios’ shares and most third parties may receive the LifeStyle Portfolios’ annual or semi-annual shareholder reports, or view on ING Groep’s website, the LifeStyle Portfolios’ portfolio holdings schedule.  The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and VA Contracts.

Other than in regulatory filings or on ING Groep’s website, the LifeStyle Portfolios may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the LifeStyle Portfolios have a legitimate business purpose for doing so.  Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the LifeStyle Portfolios’ disclosure of their portfolio holdings may include disclosure:

•	To the LifeStyle Portfolios’ independent registered public accounting firm, named herein, for use in providing audit opinions;
•	To financial printers for the purpose of preparing the LifeStyle Portfolios’ regulatory filings, on an as-needed basis;
•	For the purpose of due diligence regarding a merger or acquisition;
•	To a new adviser or sub-adviser prior to the commencement of its management of the LifeStyle Portfolios;

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•

To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor’s, such agencies may receive more raw data from the Portfolio than is posted on the LifeStyle Portfolios’ website;

•	To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;
•	To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the LifeStyle Portfolios; or
•	To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining LifeStyle Portfolios’ shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information

The LifeStyle Portfolios’ Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the LifeStyle Portfolios’ portfolio securities is in the best interests of the LifeStyle Portfolios’ shareholders, including procedures to address conflicts between the interests of the LifeStyle Portfolios’ shareholders, on the one hand, and those of the LifeStyle Portfolios’ adviser, principal underwriter or any affiliated person of the LifeStyle Portfolios, its investment adviser, or its principal underwriter, on the other.  Such Policies authorize the LifeStyle Portfolios’ administrator to implement the Board’s policies and direct administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Portfolio’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of ING Investments, principal underwriter and their affiliates.  The Board has authorized the senior officers of the LifeStyle Portfolios’ administrator to authorize the release of the LifeStyle Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The LifeStyle Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The LifeStyle Portfolios have the following ongoing arrangements with certain third parties to provide the LifeStyle Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the LifeStyle Portfolios and their shareholders.  The LifeStyle Portfolios’ Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING Groep’s Legal Department.  All waivers and exceptions involving any of the LifeStyle Portfolios will be disclosed to the LifeStyle Portfolios’ Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the LifeStyle Portfolios, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the LifeStyle Portfolios’ portfolio securities.  The procedures provide that funds-of-funds, including the LifeStyle

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Portfolios, will “echo” vote their interests in Underlying Funds.  This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests.  The effect of echo voting may be that a small number of shareholders may determine the outcome of a vote.  The procedures delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest.  In delegating voting authority to ING Investments, the Board has also approved ING Investments’ proxy voting procedures, which require ING Investments to vote proxies in accordance with the LifeStyle Portfolios’ proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services.  In addition, the Compliance Committee oversees the implementation of the LifeStyle Portfolios’ proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the LifeStyle Portfolios, including procedures of ING Investments, is attached hereto as Appendix B.  No later than August 31st of each year, information regarding how the LifeStyle Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (http://www.ingfunds.com) or by accessing the SEC’s EDGAR database (http://www.sec.gov).

PORTFOLIO TRANSACTIONS(1)

The Adviser or a Sub-Adviser for a Portfolio places orders for the purchase and sale of investment securities for a Portfolio, pursuant to authority granted in the Advisory Agreement or Sub-Advisory Agreement.  Subject to policies and procedures approved by the Company’s Board, the Adviser or a Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where a Sub-Adviser resigns or the Adviser otherwise assumes day to day management of a Portfolio pursuant to its Advisory Agreement with the Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the counter securities also may be effected on an agency basis, when, in the Adviser’s or a Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Adviser or a Sub-Adviser may also place trades using an ECN or ATS.

How the Adviser or a Sub-Adviser Selects Broker Dealers

The Adviser or a Sub-Adviser  has a duty to seek to obtain best execution of a Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Adviser or a Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from

(1)  For purposes of this section, the discussion relating to investment decision made by the Adviser or a Sub-Adviser with respect to a Portfolio also includes investment decisions made by an adviser or a sub-adviser with respect to an Underlying Fund.  For convenience, only the terms Adviser, Sub-Adviser, and Portfolio are used.

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eligible broker dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price  (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.  Factors relevant to the  range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit  capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or a Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser or a Sub-Adviser, as demonstrated in the particular transaction or other transactions.  Subject to its duty to seek best execution of a Portfolio’s orders, the Adviser or a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Portfolio.  Theses credits are used to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser or a Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker dealers to execute a trade for a Portfolio, the Adviser or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or a Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the 1934 Act, the Adviser or a Sub-Adviser may cause a Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser or a Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or a Sub-Adviser’s overall responsibilities to the Portfolio and its other investment advisory clients.  The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser or a Sub-Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s or a Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business  and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities.  On occasion, a broker-dealer may furnish the Adviser or a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Adviser or a Sub-Adviser is

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required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or a Sub-Adviser from its own Portfolios, and not by portfolio commissions paid by a Portfolio.

Benefits to the Adviser or a Sub-Adviser – Research products and services provided to the Adviser or a Sub-Adviser by broker dealers that effect securities transactions for a Portfolio may be used by the Adviser or a Sub-Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Adviser or a Sub-Adviser in connection with that Portfolio or any of the Portfolios.  Some of these products and services are also available to the Adviser or a Sub-Adviser for cash, and some do not have an explicit cost or determinable value.  The research received does not reduce the advisory fees paid to the Adviser or the sub-advisory fees payable to the Sub-Adviser for services provided to the Portfolio.  The Adviser’s or a Sub-Adviser’s expenses would likely increase if the Adviser or a Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker Dealers that are Affiliated with The Adviser or a Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep, the Adviser or the Sub-Advisers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and FINRA.  Under these rules, a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Portfolio when selecting a broker dealer for portfolio transactions, and neither the Portfolios nor a Sub-Adviser may enter into an agreement under which a Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker dealer to pay for distribution of Portfolio shares.  The Portfolios have adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for a Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about  trading in Fixed Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed income securities, it is the policy of each Portfolio to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of

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transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or a Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in Sub-Advisers, investment personnel, reorganizations or mergers of Portfolios may result in the sale of a significant portion or even all of a Portfolio’s portfolio securities.  This type of change generally will increase trading costs and the portfolio turnover for the affected Portfolio.  The Portfolios, the Adviser or a Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser or a reorganization or other changes.

Allocation of Trades

Some securities considered for investment by a Portfolio may also be appropriate for other clients served by that Portfolio’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures.  Sub-Advisers may use different methods of allocating the results aggregated trades.  Each Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which a Portfolio participated are subject to periodic review by the Board.  To the extent any of the Portfolios seek to acquire (or dispose of) the same security at the same time, one or more of the Portfolios may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned.  However, over time, a Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

Total Brokerage Commissions

No brokerage commissions were paid by the LifeStyle Portfolios for the fiscal years ended December 31, 2007, 2006 and 2005.

For the fiscal years ended December 31, 2007 and 2006, no commissions were paid with respect to portfolio transactions paid to brokers for research services.

As noted above, ING Investments may purchase new issues of securities for a Portfolio in underwritten fixed price offerings.  In these situations, the underwriter or selling group member may provide ING Investments with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients.  Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit a Portfolio and other clients of ING Investments without incurring additional costs.  These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions.  However, the FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.  As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher

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than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the LifeStyle Portfolios as well as shares of other investment companies or accounts managed by ING Investments.  This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the LifeStyle Portfolios.

Commission rates in the United States are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates.  The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

ING Investments may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of ING Investments where, in the judgment of ING Investments, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers. Pursuant to SEC Rules, a broker-dealer that is an affiliate of ING Investments may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer or ING Investments, and if there is in effect a written contract between ING Investments and the Trust expressly permitting the affiliated broker-dealer or ING Investments to receive and retain such compensation.  The Agreement provides that ING Investments may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

SEC rules further require that commissions paid to such an affiliated broker-dealer or ING Investments by a Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically.  Each of the following is a registered broker-dealer and an affiliate of ING Investments as of December  31, 2007:  ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

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For the fiscal years ended December 31, 2007, 2006 and 2005, the LifeStyle Portfolios did not pay any affiliated brokerage commissions.

During the fiscal year ended December 31, 2007, none of the LifeStyle Portfolios acquired securities of their regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of a Portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups of brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities.  Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less.  A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events.  A high turnover rate would increase expenses and may involve realization of capital gains by the LifeStyle Portfolios.

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading.  As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of a Portfolio’s shares could be indirectly affected. As a general matter, the LifeStyle Portfolios do not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the LifeStyle Portfolios.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day.  Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day.  Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day.  In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  This involves valuing a security at cost on the date of acquisition and therefore assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.  See the “Net Asset Value” in the “Information for Investors” section of the Prospectuses.  The long-term debt obligations held in a Portfolio’s

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portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the LifeStyle Portfolios’ Board, in accordance with methods that are specifically authorized by the Board.  Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  The valuation techniques applied in any specific instance are likely to vary from case to case.  With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to a Portfolio related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange.  Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open.  Further, trading takes place in various foreign markets on days which the NYSE is not open.  Consequently, the calculation of an Underlying Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets.  Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.  In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV.  In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures.  Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the United States and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV.  There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models.  Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment.  Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate.  Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Underlying Funds

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are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio’s total assets. A Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets.  The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day.  It is the responsibility of the dealer to insure that all orders are transmitted timely to a Portfolio.  Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield and the total return of the LifeStyle Portfolios in advertisements or sales literature.  In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of yield for the LifeStyle Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((a-b)/cd + 1)^6 - 1]

where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T) ^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).  Quotations of total return may also be shown for other periods.  All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The following are the LifeStyle Portfolios’ average annual total returns for the periods indicated for each year ended December 31, 2007:

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Portfolio	1 Year	5 Years	10 Years	Since Inception	Date of Inception

ING LifeStyle Conservative
ADV Class	—	—	—	(0.08)%	10/31/07
Class I	—	—	—	(0.70)%	10/31/07
Class S	—	—	—	(0.80)%	10/31/07
Service 2 Class	—	—	—	(0.80)%	10/31/07

ING LifeStyle Moderate
ADV Class	4.65%	—	—	6.34%	4/28/06
Class I	5.26%	—	—	6.97%	4/28/06
Class S	4.99%	—	—	8.36%	5/3/04
Service 2 Class	4.76%	—	—	5.98%	5/9/06

ING LifeStyle Moderate Growth
ADV Class	4.10%	—	—	6.41%	4/28/06
Class I	4.86%	—	—	7.13%	4/28/06
Class S	4.66%	—	—	9.35%	5/3/04
Service 2 Class	4.49%	—	—	6.59%	5/2/06

ING LifeStyle Growth
ADV Class	3.33%	—	—	5.90%	4/28/06
Class I	4.15%	—	—	6.63%	4/28/06
Class S	3.89%	—	—	10.28%	5/3/04
Service 2 Class	3.70%	—	—	6.18%	5/3/06

ING LifeStyle Aggressive Growth
ADV Class	2.59%	—	—	5.91%	4/28/06
Class I	3.52%	—	—	6.71%	4/28/06
Class S	3.25%	—	—	11.41%	5/3/04
Service 2 Class	3.11	—	—	5.92%	5/4/06

Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Index  and the Merrill Lynch U.S. High-Yield BB-B Rated Index, or other indices that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a portfolio’s investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning ING Investments or affiliates of the Trust, including (i) performance rankings of other mutual funds managed by ING Investments, or the individuals employed by ING Investments who exercise responsibility for the day-to-day management

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of a portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by ING Investments, including information related to the selection and monitoring of ING Investments.  Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a portfolio is intended, based upon each portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any separate accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the separate account will take such charges into account.  Performance information for a Portfolio reflects only the performance of a hypothetical investment in the portfolio during the particular time period on which the calculations are based.  Performance information should be considered in light of a Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

Shares of the LifeStyle Portfolios may be offered to segregated asset accounts (“Separate Accounts”) of insurance companies as investment options under Variable Contracts.  Shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Variable Contract and to the LifeStyle Portfolios’ Advisers and its affiliates in connection with the creation or management of a Portfolio. Shares will generally not be offered to other investors.

Each Portfolio qualified and expects to continue to qualify, to be taxed as a regulated investment company (“RIC”) under the Code.  To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or net income derived from an interest in a publicly held partnership, other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.  If each Portfolio qualifies as a RIC and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

Each Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder.  These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer).  Because Section 817(h) and the underlying regulations treat the assets of the Portfolio as assets of the related Separate Account, these regulations are imposed on the assets of the Portfolio.  Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty (30) days thereafter no more than 55% of the total assets of the Portfolio may be

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represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a Separate Account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs.  Failure of a Portfolio either to qualify as a RIC or to satisfy the Section 817(h) requirements would generally cause the Variable Contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years.  Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the IRS based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied.  Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.  Failure by a Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the shares of such RIC are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of the Portfolio (a “Closed Fund”).

If the segregated asset account upon which a Variable Contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then (a) the Variable Contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not “adequately diversified” and (b) the holders of such contract must include as ordinary income, “the income on the contract” for each taxable year.  Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code.  The “income on the contract” is, generally the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year.  In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

For a VLI Contract or a VA Contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.  Under current U.S. tax law, if a contract owner has excessive control over the investments made by a Separate Account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund.  In other words, in such a case of “investor control” the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist.  The first relates to the design of the contract or the relationship between the contract and a Separate Account or underlying fund.  For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Variable Contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the LifeStyle Portfolios satisfy the current view of the IRS on this

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subject, such that the investor control doctrine should not apply.  However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions.  Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio.  You may not select or direct the purchase or sale of a particular investment of a Portfolio.  All investment decisions concerning the LifeStyle Portfolios must be made by the sub-adviser for such Portfolio in his or her sole and absolute discretion, and not by the contract owner.  Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a sub-adviser or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Variable Contract.  Such guidance could be applied retroactively.  If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities.  Although highly unlikely, such an event may have an adverse impact on the fund and other Variable Contracts.  You should review your Variable Contract’s Prospectus and SAI and you should consult your own tax advisor as to the possible application of the “investor control” doctrine to you.

If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax.  However, the excise tax does not apply when a Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans.  To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the LifeStyle Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the income requirement.

Foreign Investments — Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions.  Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%.  The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes.  Owners of Variable Contracts investing in such LifeStyle Portfolios bear the cost of any foreign

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taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Underlying Funds may invest in securities of PFICs.  A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  An Underlying Fund investing in securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments.  Owners of Variable Contracts investing in LifeStyle Portfolios that invest in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund.  However, no assurance can be given that such elections can or will be made.

Real Estate Investment Trusts – Certain Underlying Funds may invest in REITs that hold residual interests in REMICs.  Under U.S. Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income  tax in all events.  These regulations are also expected to provide that excess inclusion income of a RIC, such as the LifeStyle Portfolios and the Underlying Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.  In addition, if at any time during any taxable year a ‘disqualified organization’ (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the LifeStyle Portfolios and their shareholders.  No attempt is made to present a complete explanation of the federal tax treatment of each Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 63 different investment portfolios.  The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust’s shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust.  Shares do not have preemptive rights, conversion rights, or subscription rights.  In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her

93

pro rata share of the net assets of that portfolio.  All of the LifeStyle Portfolios discussed in this SAI are diversified.

Voting Rights

Shareholders of the Lifestyle Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust.  In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.  The Trust’s shares do not have cumulative voting rights.  The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.  The Trust is required to assist in shareholders’ communications.

Purchase of Shares

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose Separate Account invests in the Trust.

Redemption of Shares

Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose Separate Account invests in a Portfolio.  Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form.  The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders.  If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC.  If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Exchanges

Shares of the same class of any one portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust.  Exchanges are treated as a redemption of shares of one portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are

94

effected at the respective NAVs per share of each portfolio on the date of the exchange.  The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable Contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the portfolios, and should refer to the Prospectus for the applicable Variable Contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company Separate Account that invest in a portfolio of the Trust.

The Trust reserves the right to discontinue offering shares of one or more portfolios at any time.  In the event that a portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the ING Liquid Assets Portfolio of the Trust or any successor to such portfolio.

CUSTODIAN

The Bank of New York Mellon Corporation (formerly, The Bank of New York), One Wall Street, New York, NY, 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for the LifeStyle Portfolios.

TRANSFER AGENT

DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the LifeStyle Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 99 High Street Boston, MA 02110, serves as the independent registered public accounting firm to the Portfolios.  KPMG LLP  provides audit and tax services, and assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

This SAI and the accompanying Prospectuses do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus.  Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Financial statements for the LifeStyle Portfolios for the fiscal year ended December 31, 2007 are included in the LifeStyle Portfolios’ annual shareholder report and are incorporated by reference in this SAI and may be obtained without charge by contacing the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 366-0066.

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APPENDIX A:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa - judged to be the best quality; they carry the smallest degree of investment risk.  Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as “upper medium grade obligations.” Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Ba - judged to have speculative elements; their future cannot be considered as well assured.  B - generally lack characteristics of the desirable investment.  Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.  Ca - speculative in a high degree; often in default.  C - lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories.  The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor’s Rating Group (“S&P”) description of its bond ratings:

AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.  A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.  BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment.  BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories.  The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG.  Such ratings recognize the differences between short-term credit and long-term risk.  Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months.  Moody’s makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.  The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

AAA: Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI: The “CI” rating is reserved for income bonds on which no interest is being paid.

D: Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest.  Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days.  The two rating categories for securities in which the Trust may invest are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  March 27, 2008

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.            COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee

 (1)          Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance  Committee with respect to any other Fund.

 (2)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.           DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to  recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

 (1)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.           APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.            VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.   Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.   Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.   Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.   Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.           CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.         REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website.  No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE DEVELOPMENT EQUITY FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTMENT FUNDS, INC.

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP NATURAL RESOURCES TRUST

 (1)          Sub-Adviser-Voted Series:  ING Franklin Mutual Shares Portfolio

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES, LLC

PROXY VOTING PROCEDURES

I.              INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.            ROLES AND RESPONSIBILITIES

A.            Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.            Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.            Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable,

(2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.           VOTING PROCEDURES

A.            In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.   Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.   Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.   The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.           ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.            Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.            Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.            REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Effective as of January 1, 2008

EXHIBIT 3

to the

ING Funds
Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.             INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.            GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.             The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD support from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees when (1) the issue relevant to the majority negative vote has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD support from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

DO NOT WITHHOLD support from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Generally:

(1)       Where applicable and except as otherwise provided for herein, DO NOT WITHHOLD support from nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)       In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees.

(3)       If the Agent recommends withholding support from nominees in connection with executive compensation or perquisites related to retention or recruitment, including severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure.

(4)       If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(5)       If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)       Generally, vote FOR independent outside director nominees serving on the audit committee.

(2)       Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support from nominees serving on the audit committee who did not serve on that committee during the majority of the time period relevant to the concerns cited by the Agent.

(3)       If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis.

(4)       If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)       WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)       WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)       Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)       Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)       When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment

Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)       The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)       Only if the director’s legal expenses would be covered.

2.             Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.             Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.             Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

5.             Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.             Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•      In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•      If the dissidents agree, the policy remains in place.

•      If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis, with voting decisions determined based on the Agent’s criteria, considering whether the related proposal received the requisite support for approval and was adopted for the benefit of the company and its shareholders.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

7.         Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•      Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•      Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•      Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•      Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if the Agent otherwise supports management’s rationale.

Preferred Stock

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation as assessed by the Agent.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.         Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•      Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•      Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE.

•      Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•      Generally, vote AGAINST plans administered by potential grant recipients.

•      Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for plan changes assessed as material by the Agent, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•      Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the

Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE.

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change-in-control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.

9.         State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.       Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.       Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, consider proposals to change a fund’s fundamental investment objective to nonfundamental on a CASE-BY-CASE basis.

Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.          Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•      the opening of the shareholder meeting

•      that the meeting has been convened under local regulatory requirements

•      the presence of quorum

•      the agenda for the shareholder meeting

•      the election of the chair of the meeting

•      the appointment of shareholders to co-sign the minutes of the meeting

•      regulatory filings (e.g., to effect approved share issuances)

•      the designation of inspector or shareholder representative(s) of minutes of meeting

•      the designation of two shareholders to approve and sign minutes of meeting

•      the allowance of questions

•      the publication of minutes

•      the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•      bundled slates of nominees (e.g., France, Hong Kong or Spain);

•      simultaneous reappointment of retiring directors (e.g., South Africa);

•      in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•      nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•      the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•      culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•      the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.  The same policy shall be applied regarding attendance by statutory auditors of Japanese companies.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.  Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure) and there is no evidence of abuse.  For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•      exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•      provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting Agent’s standards (e.g., France);

•      are administered with discretion by potential grant recipients;

•      provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•      permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•      for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•      provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device;

•      provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•      permit post-employment vesting if deemed inappropriate by the Agent;

•      allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•      provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if the company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation.  Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:

(1)   practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)   retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)   equity award valuation triggering a negative recommendation from the Agent; or

(4)   provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.  Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital as well as market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows:

•      Generally, vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•      Vote FOR specific proposals to increase authorized capital, unless:

•      the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•      the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•      Vote AGAINST proposals to adopt unlimited capital authorizations.

•      The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•      Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•      Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•      Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.  For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s standards.  In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Allocation of Income and Dividends

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes.  In the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s).

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•      it is editorial in nature;

•      shareholder rights are protected;

•      there is negligible or positive impact on shareholder value;

•      management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•      it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•      the company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•      it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•      it reduces relevant disclosure to shareholders;

•      it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•      it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

•      it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•      Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•      Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•      If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•      Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)           (1)           Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

(2)           Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

(3)           Amendment #2 effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(4)           Amendment #3 effective June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(5)           Amendment #4 effective June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(6)           Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(7)           Amendment #6 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(8)           Amendment #7 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(9)           Amendment #9 effective November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust (22)

(10)         Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust (23)

(11)         Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(12)         Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(13)         Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(14)         Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(15)         Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(16)         Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust (25)

(17)         Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

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(18)         Amendment #18 effective April 29, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(19)         Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(20)         Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios (27)

(21)         Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio (27)

(22)         Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio (27)

(23)         Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio (29)

(24)         Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio (33)

(25)         Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio (33)

(26)         Amendment #26 dated January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio (33)

(27)         Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio (33)

(28)         Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio (33)

(29)         Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and ING  Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio (33)

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(30)         Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio  (34)

(31)         Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio (35)

(32)         Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio (35)

(33)         Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest (35)

(34)         Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio (36)

(35)         Amendment #35, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING International Portfolio to ING International Growth Opportunities Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth portfolio, and ING Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio (36)

(36)         Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service Class shares for ING Stock Index Portfolio (36)

(37)         Amendment #37 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Capital Guardian Small/Mid Cap Portfolio (38)

(38)         Amendment #38 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Legg Mason Partners All Cap Portfolio (38)

(39)         Amendment #39, effective June, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish an additional series designated as ING Focus 5 Portfolio (38)

(40)         Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service 2 Class shares for ING Stock Index Portfolio (38)

(41)         Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish two additional series ING American Funds Bond Portfolio and ING LifeStyle Conservative Portfolio (40).

(42)         Plan of Liquidation and Dissolution of Series of ING MarketPro Portfolio, effective October 26, 2007 – Filed herein.

(43)         Plan of Liquidation and Dissolution of Series of ING MarketStyle Growth Portfolio, effective October 26, 2007 – Filed herein.

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(44)         Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Growth Portfolio, effective October 26, 2007 – Filed herein.

(45)         Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Portfolio, effective October 26, 2007 – Filed herein.

(46)         Amendment #42 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest, dated November 29, 2007 – Filed herein.

(47)         Amendment #43 to the Amended and Restated Agreement and Declaration of Trust, effective January 7, 2008 – Filed herein.

(48)         Amendment #44 to the Amended and Restated Agreement and Declaration of Trust, effective January 31, 2008 – Filed herein.

(49)         Amendment #45 to the Amended and Restated Agreement and Declaration of Trust, effective February 22, 2008 – Filed herein

(50)         Amendment #46 to the Amended and Restated Agreement and Declaration of Trust , Abolition of Series of Shares of Beneficial Interest, dated March 27, 2008 – Filed herein.

(51)         Amendment #47 to the Amended and Restated Agreement and Declaration of Trust, effective April 14, 2008 – Filed herein.

(52)         Plan of Liquidation and Dissolution of Series of ING EquitiesPlus Portfolio, effective April 28, 2008 – Filed herein.

(b)           By-laws  (1)

(c)           Instruments Defining Rights of Security Holders (1)

(d)           (1)           (A)          Amended and Restated Management Agreement, effective October 24, 1997, as amended May 24, 2002, is hereby amended and restated January 1, 2007 between ING Investors Trust and Directed Services, LLC (35)

(i)            Letter agreement, dated July 31, 2007, to reduce the annual investment management fee for ING Julius Baer Foreign Portfolio, effective for the period July 31, 2007 through May 1, 2009 – Filed herein.

(ii)           Amended Schedule A and Amended Schedule B, dated October , 2007, with respect to the Amended and Restated Management Agreement between ING Investors Trust and Directed Services, LLC  – Filed herein.

(iii)          Letter agreement, dated May 1, 2008, to reduce the annual investment management fee for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Equity Portfolio, ING UBS U.S. Allocation Portfolio and ING Van Kampen Capital Growth Portfolio, effective for the period May 1, 2008 through May 1, 2009 – Filed herein.

(iv)          Letter agreement, dated May 1, 2008, to reduce the annual investment management fee for ING BlackRock Large Cap Value Portfolio, for the period from May 1, 2008 through and including May 1, 2009 – Filed herein.

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(v)           Letter Agreement, dated May 1, 2008, to reduce the annual investment management fee for ING Van Kampen Capital Growth Portfolio, for the period from May 1, 2008 through May 1, 2009 – Filed herein.

(vi)          Letter Agreement, dated April 1, 2008, to reduce the investment management fees for ING PIMCO Core Bond Portfolio, for the period from April 1, 2008 through April 1, 2009 – Filed herein.

(B)           Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (for American Funds) (20)

(i)            First Amendment to Investment Management Agreement, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

(ii)           Second Amendment to Investment Management Agreement, dated August 21, 2003,  between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006 (35)

(iii)          Amended Schedule A, effective April 28, 2008, to the Investment Management Agreement dated August 21, 2003, between ING Investors Trust and ING Investments, LLC – Filed herein.

(C)           Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC (24)

(i)            First Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

(ii)           Amended Schedule A, effective October 17, 2007, with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC, regarding  ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING LifeStyle, ING MarketStyle, ING MarketPro, and ING VP Index Plus International Equity Portfolios (40)

(iii)          Second Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC effective as of December 15, 2006 (35)

(D)          Amended and Restated Investment Management Agreement, effective April 29, 2005 is hereby amended and restated January 1, 2007, between ING Investors Trust and Directed Services, LLC (35)

(i)            Amended Schedule A, effective April 28, 2008, with respect to the Amended and Restated Investment Management Agreement between ING Investors Trust and Directed Services, LLC, regarding ING Goldman Sachs Commodity Strategy Portfolio and ING Multi-Manager International Small Cap Portfolio – Filed herein.

(E)           Letter Agreement, dated January 1, 2007, between ING Investors Trust and Directed Services, LLC (36)

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(2)           Portfolio Management Agreements

(A)          Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (2)

(i)	Schedule A to Portfolio Management Agreement (25)

(ii)

Amended Schedule B, effective April 28, 2006, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income Portfolios (34)

(iii)	Letter Agreement, dated December 5, 2001, to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. (11)

(iv)	Second Amendment to Portfolio Manager Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (22)

(v)	Third Amendment to Portfolio Manager Agreement dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc., effective as of December 15, 2006 (35)

(B)           Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Direct Services Inc., and Lord, Abbett & Co. LLC (35)

(i)	First Amendment to Portfolio Management Agreement dated December 1, 2005 among ING Investors Trust, Directed Services, Inc., and Lord, Abbett & Co. LLC, effective as of December 15, 2006 (37)

(C)           Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated on April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company (33)

(i)	Termination Letter, dated June 7, 2006 to terminate Massachusetts Financial Service Company as Portfolio Manager to ING MFS Mid Cap Growth Portfolio (35)

(ii)

First Amendment to Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated April 29, 2005, among ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company effective as of December 15, 2006 (37)

(D)          Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management L.P.  (1)

(i)	Schedule A and Schedule B Compensation for Services to Series (25)

(ii)	First Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management, L.P. (22)

(iii)	Second Amendment to Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and AllianceBernstein, L.P., effective as of December 15, 2006 (35)

6

(E)           Sub-Advisory Agreement, dated April 30, 2007, between Directed Services LLC and Franklin Mutual Advisers, LLC – Filed herein.

(F)           Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company (9)

(i)	Schedule A (26)

(ii)	Amended Schedule B, dated April 29, 2005, Compensation for Services to Series (35)

(iii)	Termination letter, dated October 6, 2005 to terminate Capital Guardian Trust Company as Portfolio Manager to ING Capital Guardian Managed Global Portfolio (33)

(iv)

First Amendment to Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company effective as of December 15, 2006 (37)

(v)	Termination Letter, dated April 27, 2007 regarding merger of ING Capital Guardian Small/Mid Cap Portfolio, effective April 28, 2007 – Filed herein.

(G)           Amended and Restated Portfolio Management Agreement dated October 2, 2000 and Amended and Restated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (33)

(i)            Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio and ING FMR Diversified Mid Cap Portfolio (33)

(ii)           Amended Schedule A, effective August 7, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (34)

(iii)          Amended Schedule B Compensation for Services to Series, effective August 7, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (34)

(iv)          First Amendment to Amended and Restated Portfolio Management Agreement, dated October 2, 2000, and Amended and Restated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company, effective December 15, 2006 (37)

(H)          Portfolio Management Agreement, dated April 30, 2001, between  ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC (18)

(i)	Amended Schedule A and Amended Schedule B Compensation for Services to Series, dated March 24, 2004 (26)

(ii)

First Amendment to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC effective as of December 15, 2006 (35)

7

(I)            Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management Inc. (18)

(i)          Schedule A (25)

(ii)         Sub-Advisory Agreement, dated December 1, 2003, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (22)

(iii)        Amendment to Portfolio Management Agreement and Amended Schedule B, dated June 1, 2005, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc. (33)

(iv)       Second Amendment, effective December 15, 2006, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of December 15, 2006 (39)

(v)        Third Amendment, effective April 30, 2007, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of April 30, 2007 (39)

(J)            Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and J.P. Morgan Investment Management, Inc. (successor to J.P. Morgan Fleming Asset Management (USA), Inc.) dated March 26, 2002, as amended and restated April 29, 2005 (34)

(i)            First Amendment to the Amended and Restated Portfolio Management Agreement, dated March 26, 2002 as amended and restated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and J. P. Morgan Investment Management Inc. effective as of December 15, 2006 (36)

(K)          Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (18)

(i)            Schedule A (25)

(ii)           First Amendment to Portfolio Management Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

(iii)          Second Amendment to the Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

(iv)          Letter to amend the Portfolio Management Agreement, dated April 13, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC dated January 1, 2004 (35)

(v)           Termination Letter, dated February 26, 2004, to Janus Capital Management LLC from Registrant regarding the ING Janus Growth and Income Portfolio (23)

8

(vi)          Fourth Amendment to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc., and Janus Capital Management LLC effective as of December 15, 2006 (36)

(vii)         Amended Schedule B, Compensation for Services to Series to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC, effective April 30, 2007 (37)

(L)           Portfolio Management Agreement, dated December 14, 2007, between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC – Filed herein.

(i)            Schedule A, Compensation for Services to Series, dated December 14, 2007 – Filed herein.

(M)         Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC (19)

(i)            First Amendment to Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC, effective as of December 15, 2006 (36)

(ii)           Amended Schedule A with Respect to the Sub-Advisory Agreement between Directed Serviced LLC and Julius Baer Investment Management, Inc., dated July 31, 2007 – Filed herein.

(N)          Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

(i)            Amended Schedule A, effective August 20, 2007, to the Sub-Advisory Agreement between Directed Services, LLC and ING Investment Management Co. regarding ING Focus 5 Portfolio (39)

(ii)           First Amendment to Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. effective as of September 1, 2003 (22)

(iii)          Second Amendment to the Sub-Advisory Agreement, dated August 1, 2003 between Directed Services, Inc. and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective as of December 15, 2006 (35)

(iv)          Third Amendment to Sub-Advisory Agreement, dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective September 15, 2007 – Filed herein.

(O)          Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC (24)

(i)            First Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC effective as of December 15, 2006 (36)

9

(P)           Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. (25)

(i)            First Amendment to Portfolio Management Agreement, dated May 3, 2004 between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. effective as of December 1, 2005 (33)

(ii)           Second Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Capital Management, Inc., effective as of December 15, 2006 (35)

(Q)          Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V. (28)

(i)            First Amendment to Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V., effective as of December 15, 2006 (35)

(R)           Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (26)

(i)            Amended Schedule A Compensation for Services to Series, effective May 11, 2007, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (39)

(ii)           First Amendment to Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. effective as of December 15, 2006 (36)

(S)           Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. (25)

(i)            First Amendment to Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. effective as of December 15, 2006 (36)

(T)           Portfolio Management Agreement, dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. (29)

(i)            Amended Schedule A Compensation for Services to Series, effective November 30, 2005 (29)

(ii)           First Amendment to Portfolio Management Agreement dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. effective as of December 15, 2006 (35)

(U)          Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities, L.P. dated January 3, 2006 with respect to ING Global Real Estate Portfolio (30)

(i)            Amended Schedule A to the Sub-Advisory Agreement dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective April 28, 2006 (35)

10

(ii)           First Amendment to Sub-Advisory Agreement, dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective as of December 15, 2006 (35)

(V)           Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio (34)

(i)            First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio effective as of December 15, 2006 (39)

(W)         Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio (33)

(i)            First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of December 15, 2006 (35)

(ii)           Second Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of September 15, 2007 — Filed herein.

(X)          Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (39)

(i)            Amended Schedule A, effective April 30, 2007, to the Sub-Advisory Agreement dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (39)

(Y)           Sub-Advisory Agreement, dated April 30, 2007, between ING Investors Trust, Directed Services, LLC and BlackRock Financial Management, Inc. (37)

(Z)           Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited (35)

(i)            Amended Schedule A to the Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited, effective April 28, 2006 (35)

(ii)           First Amendment to Portfolio Management Agreement, dated December 5, 2005, between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited dated December 15, 2006 (35)

(3)           (A)          Amended and Restated Administrative Services Sub-Contract, effective January 2, 2003, as amended and restated on January 1, 2007 between Directed Services LLC and ING Funds Services, LLC (35)

(i)            Amended Schedule A, effective April 30, 2007, to the Amended and Restated Administrative Services Sub-Contract between Directed Services, LLC and ING Funds Services, LLC to include ING Franklin Mutual Shares Portfolio

11

and the redesignation of ING Van Kampen Equity Growth Portfolio and ING Van Kampen Capital Growth Portfolio (36)

(B)           Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services, Inc. and Security Life of Denver Insurance Company (27)

(C)           Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services, Inc. and Southland Life Insurance Company (13)

(D)          Amended and Restated Administration Agreement, dated August 21, 2003 as amended and restated April 29, 2005, between ING Investors Trust and ING Funds Services, LLC (26)

(i)            Amended Schedule A, effective April 28, 2008, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC – Filed herein.

(E)           Administration Agreement, dated May 3, 2004, between ING Investors Trust and ING Funds Services, LLC (24)

(i)            Amended Schedule A, effective October 17, 2007 to the Administration Agreement between ING Investors Trust and ING Funds Services, LLC – Filed herein.

(e)           (1)           (A)          Distribution Agreement, dated January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC (35)

(i)            Amended Schedule A, effective April 28, 2008, to the Distribution Agreement between ING Investors Trust and ING Funds Distributor, LLC – Filed herein.

 (f)           Not Applicable

(g)           (1)           (A)          Custody Agreement, dated January 6, 2003, with The Bank of New York (19)

(i)            Form of Amended Exhibit A, effective April 28, 2008, to the Custody Agreement, dated January 6, 2003, with the Bank of New York –Filed herein.

(B)           Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York (20)

(i)            Form of Amended Exhibit A, effective April 28, 2008, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York – Filed herein.

(C)           Fund Accounting Agreement, dated January 6, 2003, with Bank of New York (22)

(i)            Form of Amended Exhibit A, effective April 28, 2008, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York – Filed herein.

(h)           (1)           (A)          Amended and Restated Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. (25)

(i)            Amended Schedule A of Series, dated April 29, 2005, with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services, LLC, effective July 17, 2006, to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

12

(B)           Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. with respect to ING FMRSM Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios (25)

(C)           Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust (25)

(D)          Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I, dated August 7, 2003 (22)

(i)            Form of Amended Exhibit A, effective April 28, 2008, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003 – Filed herein.

(ii)           Global Securities Lending Supplement (25)

(2)           (A)          Organizational Agreement for Golden American Life Insurance Company  (1)

(i)            Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) (1)

(ii)           Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series  (2)

(iii)          Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series (1)

(iv)          Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series (14)

(v)           Form of Addendum to the Organizational Agreement adding Managed Global Series (15)

(vi)          Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

(vii)         Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series (9)

(viii)        Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series (9)

(ix)           Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)

(x)            Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)

(xi)           Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)

13

(xii)          Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

(B)           Organizational Agreement for The Mutual Benefit Life Insurance Company  (2)

(i)            Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) (1)

(3)           (A)          Settlement Agreement for Golden American Life Insurance Company (1)

(B)           Assignment Agreement for Settlement Agreement (2)

(C)           Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

(D)          Assignment Agreement for Settlement Agreement (1)

(4)           (A)          Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc.  (1)

(B)           Form of Indemnification Agreement dated October  25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A (25)

(i)            Form of Schedule A with respect to Indemnification Agreement (25)

(5)           (A)          Form of Fund Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc. (36)

(B)           Form of Shareholder Servicing Agreement, effective January 1, 2007, between ING Investors Trust, ING Partners, Inc., ING Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company (36)

(6)           (A)          Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc. (20)

(i)            Form of Amended and Restated Exhibit A, effective April 28, 2008 with respect to the Agency Agreement, dated November 30, 2000, between The Funds and DST Systems, Inc. – Filed herein

(7)           (A)          Allocation Agreement dated May 24, 2002 – Fidelity Bond (23)

(i)            Amended Schedule A, dated May 2007 with respect to the Allocation Agreement – Blanket Bond – Filed herein.

(B)           Allocation Agreement dated May 24, 2002 – Directors & Officers Liability (23)

(i)            Amended Schedule , dated May 2007 with respect to the Allocation Agreement – Directors and Officers Liability –Filed herein.

14

(C)           Amended and Restated Proxy Agent Fee Allocation Agreement effective August 21, 2003 as amended and restated on January 1, 2007 (36)

(i)            Amended Schedule A, dated March 2008 with respect to Amended and Restated ISS Proxy Voting Fee Allocation Agreement – Filed herein.

(D)          FT Interactive Data Services Agreement effective as of March 1, 2000 (39)

(i)            Amended Schedule A, dated March 2008 with respect to the FT Fee Allocation Agreement – Filed herein

(E)           Amended and Restated The Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee Allocation Agreement, dated January 1, 2007 (36)

(i)            Amended Schedule A, dated March 2008 with respect to the Amended and Restated the Bank of New York-Wilshire Atlas/Axiom Attribution and Risk Analysis system Fee Allocation Agreement – Filed herein.

(8)           (A)          Amended and Restated Expense Limitation Agreement, effective February 25, 2004, restated  February 1, 2005, between ING Investments, LLC and ING Investors Trust (25)

(i)            Amended Schedule A, effective October 17, 2007,  to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Investors Trust (40)

(B)           Amended and Restated Expense Limitation Agreement, effective February 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust (36)

(i)            Amended Schedule A, effective August 20, 2007, to the Amended and Restated Expense Limitation Agreement effective February 1, 2005 amended and restated on January 1, 2007 between ING Funds Distributor, LLC and ING Investors Trust (39)

(C)           Amended and Restated Expense Limitation Agreement, effective January 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust (36)

(i)            Amended Schedule A, effective April 28, 2008 to the Expense Limitation Agreement, ING Investors Trust Operating Expenses Limits – Filed herein.

(D)          Amended and Restated Expense Limitation Agreement, dated September 23, 2005, amended and restated on January 1, 2007 between ING Funds Distributor, LLC and ING Investors Trust (36)

(E)           Letter Agreement, dated April 30, 2007, between Directed Services, LLC and ING Investors Trust, regarding ING BlackRock LargeCap Growth Portfolio and ING Janus Contrarian Portfolio for the period of April 30, 2007 through May 1, 2009 (36)

(i)            (1)           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to the Class R shares (18)

(2)           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING American Funds Growth, ING American Funds Growth-Income, and ING American Funds International Portfolios (19)

15

(3)           Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING PIMCO High Yield and ING Stock Index Portfolios (20)

(4)           Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Evergreen Health Sciences, ING Evergreen Omega, ING Lifestyle Moderate, ING Lifestyle Aggressive Growth, ING Lifestyle Growth, and ING Lifestyle Moderate Growth Portfolios (24)

(5)           Opinion and Consent of Dechert LLP regarding legality of the securities being registered with regard to ING FMRSM Earnings Growth,  ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios and with regard to the Adviser Class, Service 1 Class, and Service 2 Class shares (25)

(6)           Opinion and Consent of Dechert LLP regarding legality of the securities being registered with regard to Service Class and Service 2 Class shares of ING MarketPro, ING MarketStyle Moderate, ING MarketStyle Moderate Growth, ING MarketStyle Growth Portfolios, and Service Class shares of ING VP Index Plus International Equity Portfolio (27)

(7)           Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Wells Fargo Small Cap Disciplined Portfolio (29)

(8)           Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Global Real Estate Portfolio (30)

(9)           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio, ING Franklin Income Portfolio, ING FMR Small Cap Equity Portfolio and Adviser Class and Institutional Class shares of the ING LifeStyle Portfolios (33)

(10)         Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(11)         Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Templeton Mutual Shares Portfolio, ING Franklin Templeton Founding Strategy Portfolio, and Service Class shares of ING Stock Portfolio (36)

(12)         Opinion of Dechert LLP regarding the legality of the securities being registered with regard to Service 2 Class shares of ING Stock Index Portfolio (38)

(13)         Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING Focus 5 Portfolio (39)

(14)         Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING LifeStyle Conservative Portfolio (40)

(15)         Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING American Funds Bond Portfolio (41)

(16)         Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING American Funds Asset Allocation Portfolio, ING Goldman Sachs Commodity Strategy Portfolio and ING Multi-Manager International Small Cap Portfolio – Filed herein.

(j)            (1)           Consent of Dechert LLP – Filed herein.

16

(2)           Consent of KPMG LLP – Filed herein.

(3)           Consent of KPMG LLP, ING Goldman Sachs Commodity Strategy Portfolio

(4)           Consent of KPMG LLP, for the Audit for ING Multi-Manager International Small Cap Portfolio

(5)           Consent of KPMG LLP, for the Audit for ING American Funds Asset Allocation Portfolio

(k)           Not Applicable

(l)            Initial Capital Agreement (1)

(m)          (1)           (A)          Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares, effective January 1, 2007 (36)

(i)            Letter to ING Investors Trust from ING Funds Distributor, LLC, dated July 31, 2007, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares (38)

(ii)           Amended Schedule A, amended March 27, 2008, to the Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares – Filed herein.

(iii)          Letter to ING Investors Trust from ING Funds Distributor, LLC, dated April 28, 2008, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares – Filed herein.

(2)           (A)          Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares effective January 1, 2007 (36)

(i)            Letter to ING Investors Trust from ING Funds Distributor, LLC, dated August 20, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares with respect to ING Focus 5 Portfolio (39)

(ii)           Amended Schedule A, effective January 2008, to Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares – Filed herein.

(iii)          Letter to ING Investors Trust from ING Funds Distributor, LLC, dated October 17, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares with respect to ING LifeStyle Conservative Portfolio (40)

(3)           (A)          ING Investors Trust Amended and Restated Distribution Plan with ING Investors Trust, effective November 9, 2007, for ING American Fund Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth – Income Portfolio (41)

(4)           (A)          Shareholder Service Plan with ING Investors Trust, amended on November 9, 2007 for Service and Service 2 Class Shares – Filed herein.

(i)            Amended Schedule A, Schedule of Series, amended on April 28, 2008, with respect to the Shareholder Service Plan for Service and Service 2 Class shares, between ING Investors Trust and ING Funds Distributor, LLC - Filed herein.

(5)           (A)          Shareholder Service Plan, effective November 9, 2007, with ING Investors Trust for ING American Funds Portfolios (41).

17

(n)           (1)           (A)          Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, approved March 30, 2005 (26)

(i)            Amended Schedule A, effective March 27, 2007, with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust – Filed herein.

(o)           Not Applicable

(p)           Codes of Ethics

(1)           ING Investors Trust Code of Ethics (36)

(2)           Fidelity Management & Research Company Code of Ethics (20)

(3)           Janus Capital Corporation Code of Ethics (20)

(4)           ING Funds, ING Investments, LLC and ING Funds Distributor Code of Ethics (23)

(5)           Pacific Investment Management Company Code of Ethics dated February 1, 2004 (22)

(6)           T. Rowe Price Associates, Inc. Code of Ethics (20)

(7)           AllianceBernstein L.P. Code of Ethics (20)

(8)           J.P. Morgan Fleming Asset Management (USA) Inc., J.P. Morgan Investment Management Inc., Robert Fleming, Inc., J.P. Morgan Fleming Asset Management (London) Limited, JP International Management Limited’s Code of Ethics (7)

(9)           Marsico Capital Management, LLC Code of Ethics (16)

(10)         Capital Guardian Trust Company Code of Ethics (17)

(11)         ING Investment Management LLC Code of Ethics (17)

(12)         Massachusetts Financial Services Company Code of Ethics (17)

(13)         UBS Global Asset Management (Americas) Inc. Code of Ethics (17)

(14)         American Funds Insurance Series Code of Ethics (20)

(15)         ING Investment Management Co. Code of Ethics (36)

(16)         Morgan Stanley Investment Management Inc. Code of Ethics dated August 16, 2002 (22)

(17)         Evergreen Investment Management Company, LLC Code of Ethics (24)

(18)         OppenheimerFunds Inc.  Code of Ethics (25)

(19)         Pioneer Investment Management, Inc. Code of Ethics (26)

(20)         Wells Capital Management, Inc. Code of Ethics (29)

(21)         ING Clarion Real Estate Securities L.P. Code of Ethics (30)

18

(22)         BlackRock, Inc. Code of Ethics (36)

(23)         Franklin Templeton Investments Code of Ethics (36)

(24)         Julius Baer Investment Management, LLC Code of Ethics *

(25)         Legg Mason Capital Management, Inc. Code of Ethics *

(26)         ING Investment Management Advisors B.V. Code of Ethics (36)

(27)         ClearBridge Advisors Code of Ethics (36)

(28)         Lord, Abbett & Co., LLC Code of Ethics (36)

(29)         Goldman Sachs Asset Management, L.P. – Filed herein

(30)         Schroder Investment Management America, Inc. – Filed herein

(31)         American Century Global Investment Management, Inc. – Filed herein

*              To be filed by subsequent Post-Effective Amendment

(1)           Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512

(2)           Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512

(3)           Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512

(4)           Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512

(5)           Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512

(6)           Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512

(7)           Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512

(8)           Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512

(9)           Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512

(10)         Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512

(11)         Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512

(12)         Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001, File No. 33-74190

(13)         Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000, File No. 33-97852

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(14)         Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512

(15)         Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512

(16)         Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512

(17)         Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512

(18)         Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512

(19)         Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512

(20)         Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512

(21)         Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512

(22)         Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512

(23)         Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512

(24)         Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512

(25)         Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512

(26)         Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512

(27)         Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512

(28)         Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512

(29)         Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512

(30)         Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512

(31)         Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 27, 2006, File No. 33-23512

(32)         Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the ING Investors Trust as filed March 29, 2006, File No. 33-23512

(33)         Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512

(34)         Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006

(35)         Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of ING Investors Trust as filed February 7, 2007

(36)         Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2007

(37)         Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of ING Investors Trust as filed June 4, 2007

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(38)                            Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 27, 2007

(39)                            Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 17, 2007

(40)                            Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of ING Investors Trust as filed on October 16, 2007

(41)                            Incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 5, 2007

Item 24.                                                       Persons Controlled by or Under Control with Registrant

ING Investors Trust is a Massachusetts business trust for which separate financial statements are filed.  As of April 15, 2008, no affiliated insurance companies owned more than 25% of the Trust’s outstanding voting securities of the Portfolios other than as listed below:

ING Franklin Templeton Founding Strategy Portfolio
ING Franklin Income Portfolio	35%
ING Franklin Mutual Shares Portfolio	53%

ING Life Insurance & Annuity Company
ING BlackRock Large Cap Growth Portfolio	52%
ING LifeStyle Conservative Portfolio	99%
ING Lord Abbett Affiliated Portfolio	52%
ING Pioneer Equity Income Portfolio	99%
ING Pioneer Fund Portfolio	28%
ING Stock Index Portfolio	28%

ING LifeStyle Growth Portfolio
ING Disciplined Small Cap Value Portfolio	58%
ING Wells Fargo Small Cap Disciplined Portfolio	43%

ING LifeStyle Moderate Portfolio
ING BlackRock Inflation Protected Bond Portfolio	35%

ING USA Annuity and Life Insurance Company
ING American Funds Bond Portfolio	97%
ING American Funds Growth-Income Portfolio	97%
ING American Funds International Portfolio	97%
ING American Funds Growth Portfolio	97%
ING AllianceBernstein Mid Cap Growth Portfolio	88%
ING BlackRock Large Cap Growth Portfolio	36%
ING BlackRock Large Cap Value Portfolio	25%
ING Capital Guardian U.S. Equities Portfolio	97%
ING Evergreen Health Sciences Portfolio	90%
ING FMRSM Diversified Mid Cap Portfolio	72%
ING Focus 5 Portfolio	97%
ING Franklin Income Portfolio	55%
ING Franklin Mutual Shares Portfolio	45%
ING Franklin Templeton Founding Strategy Portfolio	99%
ING Global Real Estate Portfolio	33%
ING Global Resources Portfolio	75%
ING International Growth Opportunities Portfolio	93%
ING Janus Contrarian Portfolio	71%
ING JPMorgan Emerging Markets Equity Portfolio	63%
ING JPMorgan Small Cap Core Equity Portfolio	50%
ING Julius Baer Foreign Portfolio	39%

21

ING Legg Mason Value Portfolio	47%
ING LifeStyle Aggressive Growth Portfolio	97%
ING LifeStyle Growth Portfolio	98%
ING LifeStyle Moderate Portfolio	96%
ING LifeStyle Moderate Growth Portfolio	97%
ING Limited Maturity Bond Portfolio	36%
ING Liquid Assets Portfolio	79%
ING Lord Abbett Affiliated Portfolio	44%
ING Marsico Growth Portfolio	62%
ING Marsico International Opportunities Portfolio	42%
ING MFS Total Return Portfolio	79%
ING MFS Utilities Portfolio	86%
ING Oppenheimer Main Street® Portfolio	93%
ING PIMCO Core Bond Portfolio	59%
ING PIMCO High Yield Portfolio	70%
ING Pioneer Fund Portfolio	66%
ING Pioneer Mid Cap Value Portfolio	63%
ING T. Rowe Price Capital Appreciation Portfolio	76%
ING T. Rowe Price Equity Income Portfolio	63%
ING Templeton Global Growth Portfolio	96%
ING Van Kampen Capital Growth Portfolio	52%
ING Van Kampen Global Franchise Portfolio	79%
ING Van Kampen Growth and Income Portfolio	82%
ING Van Kampen Real Estate Portfolio	41%
ING Wells Fargo Disciplined Value Portfolio	96%

ReliaStar Life Insurance Company
ING Evergreen Omega Portfolio	67%

Security Life Insurance of Denver
ING Stock Index Portfolio	40%

A list of persons directly or indirectly under common control with the ING Investors Trust is incorporated herein by reference to item 26 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 33-75988), as filed with the Securities and Exchange Commission on April 10, 2003.

Item 25.                                                       Indemnification

Reference is made to Article V, Section 5.4 of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services LLC (“DSL”), and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”). Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers. Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

The Trust has a management agreement with ING Investments, LLC (“ING Investments”) with respect to ING American Funds Portfolios, ING LifeStyle Portfolios, ING Disciplined Small Cap Value, ING Global Real Estate and ING VP Index Plus International Equity Portfolios.  Generally, the Trust will indemnify

22

ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.                                                       Business and Other Connections of Investment Adviser

Information as to the directors and officers of Directed Services, LLC and ING Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of these advisers in the last two years, is included in their separate applications for registration as investment advisers on Form ADV (File No. 801-32675 and 801-48282, respectively) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of each sub-adviser to a Portfolio of the ING Investors Trust (or in the case of ING Franklin Templeton Founding Strategy Portfolio, ING LifeStyle Portfolios andPortfolios, each sub-adviser to the Underlying Funds), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of each sub-adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Sub-adviser	File Number

American Century Global Investment Management, Inc.	801-63635
AllianceBernstein L.P.	801-56720
BlackRock Financial Management	801-56972
BlackRock Investment Management, LLC	801-56972
ClearBridge Advisors, LLC	801-64710
Capital Guardian Trust Company	801-60145
Eagle Asset Management, Inc.	801-21343
Evergreen Investment Management Company, LLC	801-8327
Fidelity Management & Research Company	801-07884
Franklin Advisers, Inc.	801-26292
Franklin Mutual Advisers, LLC	801-53068
Goldman Sachs Asset Management, L.P.	801-37591
ING Clarion Real Estate Securities L.P.	801-49083
ING Investment Management Co.	801-9046
ING Investment Management Advisors, B.V.	801-40494
Janus Capital Management LLC	801-13991
J.P. Morgan Investment Management Inc.	801-21011
Julius Baer Investment Management, Inc.	801-18766

23

Legg Mason Funds Management, Inc.	801-57714
Lord, Abbett & Co. LLC	801-6997
Marsico Capital Management, LLC	801-54914
Massachusetts Financial Services Company	801-17352
OppenheimerFunds, Inc.	801-8253
Pacific Investment Management	801-48187
Pioneer Investment Management, Inc.	801-8255
Salomon Brothers Asset Management, Inc.	801-32046
Schroder Investment Management America, Inc.	801-15834
Templeton Global Advisors Limited	801-42343
T. Rowe Price Associates, Inc.	801-00856
UBS Global Asset Management (Americas) Inc.	801-34910
Morgan Stanley Investment Management, Inc d/b/a Van Kampen	801-15757
Wells Capital Management, Inc.	801-21122

Item 27.                                                       Principal Underwriters

(a)                                  ING Funds Distributor, LLC serves as Distributor of Shares of ING Investors Trust.

(b)                                 Information as to the directors and officers of the Distributor together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 08-39104) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c)                                  Not Applicable (Underwriter Receives No Compensation)

Item 28.                                                       Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Investors Trust, (b) the Investment Advisers (c) Distributor, (d) the Custodian, (e) the Transfer Agent, (f) the Sub-advisers, and (g) Sub-administrator.  The address of each is as follows:

(a)                                  ING Investors Trust

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(b)

Directed Services, LLC

1475 Dunwoody Drive

West Chester, PA 19380

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(for American Funds, LifeStyle, Equities Plus Disciplined Small Cap Value, ING VP Index Plus International Equity and Global Real Estate Portfolios only)

(c)

ING Funds Distributor, LLC

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

24

(d)

Bank of New York Melon Corporation

One Wall Street

New York, NY 10286

(e)

DST Systems, Inc.

P.O. Box 219368

Kansas City, MO 64141

(f)

American Century Global Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

BlackRock Financial Management, INC

40 E 52nd Street

New York, NY 10022

BlackRock Investment Management, LLC

P.O. Box 9011

Princeton, NJ 08536

Capital Guardian Trust Company

333 South Hope Street

Los Angeles, CA 90071

ClearBridge Advisors, LLC

399 Park Ave

New York, NY 10022

Eagle Asset Management, Inc.

880 Carillon Parkway

St. Petersburg, FL 33716

Evergreen Investment Management Company, LLC

200 Berkeley Street

Boston, MA  02116

Fidelity Management & Research Company

82 Devonshire Street

Boston, MA 02109

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403

Franklin Mutual Advisers, LLC

101 John F. Kennedy Pkwy

Short Hills, NJ 07078

25

Goldman Sachs Asset Management, L.P.

32 Old Slip

New York, NY 10005

ING Clarion Real Estate Securities L.P.

259 N. Radnor Chester Road #205

Radnor, PA  19087

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

ING Investment Management Advisors B.V.

Prinses Beatrixlaan 15

The Hague, The Netherlands

Janus Capital Management LLC

100 Fillmore Street

Denver, CO 80206

J.P. Morgan Investment Management Inc.

245 Park Avenue

New York, NY 10167

Julius Baer Investment Management LLC

330 Madison Avenue, 12th Floor

New York, NY 10017

Legg Mason Capital Management, Inc.

100 Light Street

Baltimore, MD 21202

Lord, Abbett & Co. LLC

90 Hudson Street

Jersey City, NJ 07302

Marsico Capital Management, LLC

1200 Seventeenth Street, Suite 1300

Denver, CO 80202

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty St.

New York, NY 102–1 - 1008

Pacific Investment Management Company LLC

840 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Pioneer Investment Management, Inc.

60 State Street

Boston, MA 02109

26

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, NY 10022

Schroder Investment Management America, Inc.

875 Third Avenue, 22nd Floor

New York, NY 10022

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors Limited

Lyford Cay

Nassau, Bahamas

Morgan Stanley Investment Management, Inc d/b/a Van Kampen

1221 Avenue of the Americas

New York, NY 10020

Wells Capital Management, Inc.

525 Market Street

San Francisco, CA 94105

(g)

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

Item 29.                                                       Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 30.                                                       Undertakings

Not Applicable

27

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 “Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 89 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 25th day of April, 2008.

ING INVESTORS TRUST

By:	/s/ Huey P.Falgout,
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun Mathews*	President and Chief Executive Officer and Interested Trustee	April 25, 2008

Todd Modic*	Senior Vice President Chief/Principal Financial Officer & Assistant Secretary	April 25, 2008

Patricia W. Chadwick*	Trustee	April 25, 2008

J. Michael Earley*	Trustee	April 25, 2008

28

Patrick Kenny*		Trustee	April 25, 2008

Sheryl K. Pressler*		Trustee	April 25, 2008

Colleen D. Baldwin*		Trustee	April 25, 2008

Peter S. Drotch*		Trustee	April 25, 2008

Roger B. Vincent*		Trustee and Chairman	April 25, 2008

John V. Boyer*		Trustee	April 25, 2008

Robert W. Crispin*		Interested Trustee	April 25, 2008

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
as Attorney-in-Fact

* Powers of Attorney for Todd Modic, and each Trustee were filed as an attachment to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A on December 28, 2007 and incorporated herein by reference.

29

EXHIBIT INDEX

(a)(42)	Plan of Liquidation and Dissolution of Series of ING MarketPro Portfolio, effective October 26, 2007
(a)(43)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Growth Portfolio, effective October 26, 2007
(a)(44)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Growth Portfolio, effective October 26, 2007
(a)(45)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Portfolio, effective October 26, 2007
(a)(46)	Amendment #42 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest, dated November 29, 2007
(a)(47)	Amendment #43 to the Amended and Restated Agreement and Declaration of Trust, effective January 7, 2008
(a)(48)	Amendment #44 to the Amended and Restated Agreement and Declaration of Trust, effective January 31, 2008
(a)(49)	Amendment #45 to the Amended and Restated Agreement and Declaration of Trust, effective February 22, 2008
(a)(50)	Amendment #46 to the Amended and Restated Agreement and Declaration of Trust , Abolition of Series of Shares of Beneficial Interest, dated March 27, 2008
(a)(51)	Amendment #47 to the Amended and Restated Agreement and Declaration of Trust, effective April 14, 2008
(a)(52)	Plan of Liquidation and Dissolution of Series of ING EquitiesPlus Portfolio, effective April 28, 2008
(d)(1)(A)(i)	Letter agreement, dated July 31, 2007, to reduce the annual investment management fee for ING Julius Baer Foreign Portfolio, effective for the period July 31, 2007 through May 1, 2009
(d)(1)(A)(ii)	Amended Schedule A and Amended Schedule B, dated October , 2007, with respect to the Amended and Restated Management Agreement between ING Investors Trust and Directed Services, LLC
(d)(1)(A)(iii)

Letter agreement, dated May 1, 2008, to reduce the annual investment management fee for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Equity Portfolio, ING UBS U.S. Allocation Portfolio and ING Van Kampen Capital Growth Portfolio, effective for the period May 1, 2008 through May 1, 2009

(d)(1)(A)(iv)	Letter agreement, dated May 1, 2008, to reduce the annual investment management fee for ING BlackRock Large Cap Value Portfolio, for the period from May 1, 2008 through and including May 1, 2009
(d)(1)(A)(v)	Letter Agreement, dated May 1, 2008, to reduce the annual investment management fee for ING Van Kampen Capital Growth Portfolio, for the period from May 1, 2008 through May 1, 2009
(d)(1)(A)(vi)	Letter Agreement, dated April 1, 2008, to reduce the investment management fees for ING PIMCO Core Bond Portfolio, for the period from April 1, 2008 through April 1, 2009
(d)(1)(B)(iii)	Amended Schedule A, effective April 28, 2008, to the Investment Management Agreement dated August 21, 2003, between ING Investors Trust and ING Investments, LLC
(d)(1)(D)(i)

Amended Schedule A, effective April 28, 2008, with respect to the Amended and Restated Investment Management Agreement between ING Investors Trust and Directed Services, LLC, regarding ING Goldman Sachs Commodity Strategy Portfolio and ING Multi-Manager International Small Cap Portfolio

(d)(2)(E)	Sub-Advisory Agreement, dated April 30, 2007, between Directed Services LLC and Franklin Mutual Advisers, LLC
(d)(2)(F)(v)	Termination Letter, dated April 27, 2007 regarding merger of ING Capital Guardian Small/Mid Cap Portfolio, effective April 28, 2007
(d)(2)(L)	Portfolio Management Agreement, dated December 14, 2007, between ING Investors

30

Trust, Directed Services, Inc. and Marsico Capital Management, LLC
(d)(2)(L)(i)	Schedule A, Compensation for Services to Series, dated December 14, 2007
(d)(2)(M)(ii)	Amended Schedule A with Respect to the Sub-Advisory Agreement between Directed Serviced LLC and Julius Baer Investment Management, Inc., dated July 31, 2007
(d)(2)(N)(iv)

Third Amendment to Sub-Advisory Agreement, dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective September 15, 2007

(d)(2)(W)(ii)

Second Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of September 15, 2007

(d)(3)(D)(i)	Amended Schedule A, effective April 28, 2008, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC
(d)(3)(E)(i)	Amended Schedule A, effective October 17, 2007 to the Administration Agreement between ING Investors Trust and ING Funds Services, LLC
(e)(1)(A)(i)	Amended Schedule A, effective April 28, 2008, to the Distribution Agreement between ING Investors Trust and ING Funds Distributor, LLC
(g)(1)(A)(i)	Form of Amended Exhibit A, effective April 28, 2008, to the Custody Agreement, dated January 6, 2003, with the Bank of New York
(g)(1)(B)(i)	Form of Amended Exhibit A, effective April 28, 2008, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York
(g)(1)(C)(i)	Form of Amended Exhibit A, effective April 28, 2008, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York
(h)(1)(D)(i)	Form of Amended Exhibit A, effective April 28, 2008, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003
(h)(6)(A)(i)	Form of Amended and Restated Exhibit A, effective April 28, 2008 with respect to the Agency Agreement, dated November 30, 2000, between The Funds and DST Systems, Inc.
(h)(7)(A)(i)	Amended Schedule A, dated May 2007 with respect to the Allocation Agreement — Blanket Bond
(h)(7)(B)(i)	Amended Schedule , dated May 2007 with respect to the Allocation Agreement — Directors and Officers Liability
(h)(7)(C)(i)	Amended Schedule A, dated March 2008 with respect to Amended and Restated ISS Proxy Voting Fee Allocation Agreement
(h)(7)(D)(i)	Amended Schedule A, dated March 2008 with respect to the FT Fee Allocation Agreement
(h)(7)(E)(i)	Amended Schedule A, dated March 2008 with respect to the Amended and Restated the Bank of New York-Wilshire Atlas/Axiom Attribution and Risk Analysis system Fee Allocation Agreement
(h)(8)(c)(i)	Amended Schedule A, dated April 28, 2008 to the Expense Limitation Agreement, ING Investors Trust Operating Expenses Limits
(i)(16)

Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING American Funds Asset Allocation Portfolio, ING Goldman Sachs Commodity Strategy Portfolio and ING Multi-Manager International Small Cap Portfolio

(j)(1)	Consent of Dechert LLP
(j)(2)	Consent of KPMG LLP
(j)(3)	Consent of KPMG LLP, ING Goldman Sachs Commodity Strategy Portfolio
(j)(4)	Consent of KPMG LLP, for the Audit for ING Multi-Manager International Small Cap Portfolio
(j)(5)	Consent of KPMG LLP, for the Audit for ING American Funds Asset Allocation Portfolio
(m)(1)(A)(ii)	Amended Schedule A, amended March 27, 2008, to the Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares
(m)(1)(A)(iii)	Letter to ING Investors Trust from ING Funds Distributor, LLC, dated April 28, 2008, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares
(m)(2)(A)(ii)	Amended Schedule A, effective January 2008, to Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares
(m)(4)(A)	Shareholder Service Plan with ING Investors Trust, amended on November 9, 2007 for Service and Service 2 Class Shares

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(m)(4)(A)(i)

Amended Schedule A, Schedule of Series, amended on April 28, 2008, with respect to the Shareholder Service Plan for Service and Service 2 Class shares, between ING Investors Trust and ING Funds Distributor, LLC

(n)(1)(A)(i)	Amended Schedule A, effective March 27, 2007, with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust
(p)(29)	Goldman Sachs Asset Management, L.P. Code of Ethics
(p)(30)	Schroder Investment Management America, Inc. Code of Ethics
(p)(31)	American Century Global Investment Management, Inc. Code of Ethics

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